UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:         811-08495

NATIONWIDE MUTUAL FUNDS
(Exact name of registrant as specified in charter)

One Nationwide Plaza: Mail Code: 1-18-102  Columbus, OH 43215
(Address of principal executive offices) (Zip code)

Stephen R. Rimes, Esq.
One Nationwide Plaza
Mail Code: 1-18-102
Columbus, OH 43215
(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 435-3820

Date of fiscal year end: October 31, 2025

Date of reporting period: November 1, 2024 through October 31, 2025

Item 1.   Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“1940 Act”).

(b) Not applicable.

Nationwide Strategic Income Fund

Class A: NWXEX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Strategic Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$93	0.90%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Fixed income markets performed well over the past year, with the yield curve declining due to expectations of easing monetary policy and credit spreads generally tightening in response to continued strong economic data. The Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, during the period. This outperformance was primarily driven by an overweight in credit sectors and strong security selection within those sectors.

Top Contributors to Performance

  Investment grade corporate cash bonds. Outperformance came from both a sector overweight and strong security selection within.

  Below investment-grade corporate cash bonds. Outperformance came from both a sector overweight and strong security selection within.

  Securitized exposure including both non-agency and agency Mortgage Backed Securities (MBS). Outperformance came from strong security selection within these sectors.

Top Detractors from Performance

  Credit hedges (short positions) on high yield corporate bonds partially offset some of the gains from the long corporate positions.

  Interest rate hedges (short positions) on U.S. Treasuries partially offset some of the gains from long duration positions as interest rates fell.

  Cash positioning underperformed the broader fixed income markets.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class A	Bloomberg U.S. Aggregate Bond Index
Nov 15	$9,775	$10,000
Oct 16	$10,570	$10,437
Oct 17	$11,680	$10,531
Oct 18	$12,020	$10,315
Oct 19	$12,724	$11,502
Oct 20	$12,718	$12,214
Oct 21	$14,034	$12,156
Oct 22	$13,395	$10,250
Oct 23	$14,454	$10,287
Oct 24	$16,174	$11,372
Oct 25	$17,361	$13,991

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	7.33%	6.42%	5.91%
Class A (with sales charge)Footnote Reference1	4.92%	5.94%	5.67%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Footnote	Description
Footnote[1]	A 2.25% front-end sales charge was deducted.

Fund Information

Key Fund Statistics

Net Assets	$1,460,476,485
Number of Portfolio Holdings	644
Portfolio Turnover Rate	290.32%
Advisory Fees - net of reimbursement & waiver, if any	$4,188,781

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Corporate Bonds	57.9%
Asset-Backed Securities	15.7%
Collateralized Mortgage Obligations	11.8%
Repurchase Agreements	10.8%
Foreign Government Securities	3.8%
Short-Term Investments	2.8%
Commercial Mortgage-Backed Securities	2.7%
Loan Participations	1.9%
Supranational	0.7%
Other liabilities in excess of assets	-8.1%
United States	58.2%
Bermuda	4.7%
Japan	3.3%
Mexico	2.5%
France	2.3%
Canada	2.1%
Cayman Islands	1.9%
Colombia	1.7%
United Kingdom	1.2%
Germany	1.2%
Other CountriesFootnote Reference#	20.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

1. The sub-adviser is formerly known as Amundi Asset Management US, Inc.

2. Effective June 26, 2025, Nationwide Amundi Strategic Income Fund was renamed to "Nationwide Strategic Income Fund".

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Strategic Income Fund

Annual Shareholder Report - October 31, 2025

AR-SI-A (10-25)

Nationwide Strategic Income Fund

Class R6: NWXGX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Strategic Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$51	0.49%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Fixed income markets performed well over the past year, with the yield curve declining due to expectations of easing monetary policy and credit spreads generally tightening in response to continued strong economic data. The Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, during the period. This outperformance was primarily driven by an overweight in credit sectors and strong security selection within those sectors.

Top Contributors to Performance

  Investment grade corporate cash bonds. Outperformance came from both a sector overweight and strong security selection within.

  Below investment-grade corporate cash bonds. Outperformance came from both a sector overweight and strong security selection within.

  Securitized exposure including both non-agency and agency Mortgage Backed Securities (MBS). Outperformance came from strong security selection within these sectors.

Top Detractors from Performance

  Credit hedges (short positions) on high yield corporate bonds partially offset some of the gains from the long corporate positions.

  Interest rate hedges (short positions) on U.S. Treasuries partially offset some of the gains from long duration positions as interest rates fell.

  Cash positioning underperformed the broader fixed income markets.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index
Nov 15	$1,000,000	$1,000,000
Oct 16	$1,084,696	$1,043,700
Oct 17	$1,201,794	$1,053,093
Oct 18	$1,240,230	$1,031,505
Oct 19	$1,318,768	$1,150,231
Oct 20	$1,321,358	$1,221,430
Oct 21	$1,462,982	$1,215,568
Oct 22	$1,401,659	$1,024,967
Oct 23	$1,515,893	$1,028,656
Oct 24	$1,706,134	$1,137,180
Oct 25	$1,837,307	$1,399,072

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	7.69%	6.82%	6.27%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$1,460,476,485
Number of Portfolio Holdings	644
Portfolio Turnover Rate	290.32%
Advisory Fees - net of reimbursement & waiver, if any	$4,188,781

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Corporate Bonds	57.9%
Asset-Backed Securities	15.7%
Collateralized Mortgage Obligations	11.8%
Repurchase Agreements	10.8%
Foreign Government Securities	3.8%
Short-Term Investments	2.8%
Commercial Mortgage-Backed Securities	2.7%
Loan Participations	1.9%
Supranational	0.7%
Other liabilities in excess of assets	-8.1%
United States	58.2%
Bermuda	4.7%
Japan	3.3%
Mexico	2.5%
France	2.3%
Canada	2.1%
Cayman Islands	1.9%
Colombia	1.7%
United Kingdom	1.2%
Germany	1.2%
Other CountriesFootnote Reference#	20.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

1. The sub-adviser is formerly known as Amundi Asset Management US, Inc.

2. Effective June 26, 2025, Nationwide Amundi Strategic Income Fund was renamed to "Nationwide Strategic Income Fund".

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Strategic Income Fund

Annual Shareholder Report - October 31, 2025

AR-SI-R6 (10-25)

Nationwide Strategic Income Fund

Institutional Service Class: NWXHX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Strategic Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$63	0.61%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Fixed income markets performed well over the past year, with the yield curve declining due to expectations of easing monetary policy and credit spreads generally tightening in response to continued strong economic data. The Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, during the period. This outperformance was primarily driven by an overweight in credit sectors and strong security selection within those sectors.

Top Contributors to Performance

  Investment grade corporate cash bonds. Outperformance came from both a sector overweight and strong security selection within.

  Below investment-grade corporate cash bonds. Outperformance came from both a sector overweight and strong security selection within.

  Securitized exposure including both non-agency and agency Mortgage Backed Securities (MBS). Outperformance came from strong security selection within these sectors.

Top Detractors from Performance

  Credit hedges (short positions) on high yield corporate bonds partially offset some of the gains from the long corporate positions.

  Interest rate hedges (short positions) on U.S. Treasuries partially offset some of the gains from long duration positions as interest rates fell.

  Cash positioning underperformed the broader fixed income markets.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Institutional Service Class	Bloomberg U.S. Aggregate Bond Index
Nov 15	$50,000	$50,000
Oct 16	$54,205	$52,185
Oct 17	$60,058	$52,655
Oct 18	$61,993	$51,575
Oct 19	$65,826	$57,512
Oct 20	$65,946	$61,072
Oct 21	$72,924	$60,778
Oct 22	$69,712	$51,248
Oct 23	$75,376	$51,433
Oct 24	$84,733	$56,859
Oct 25	$91,133	$69,954

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	7.55%	6.68%	6.19%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$1,460,476,485
Number of Portfolio Holdings	644
Portfolio Turnover Rate	290.32%
Advisory Fees - net of reimbursement & waiver, if any	$4,188,781

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Corporate Bonds	57.9%
Asset-Backed Securities	15.7%
Collateralized Mortgage Obligations	11.8%
Repurchase Agreements	10.8%
Foreign Government Securities	3.8%
Short-Term Investments	2.8%
Commercial Mortgage-Backed Securities	2.7%
Loan Participations	1.9%
Supranational	0.7%
Other liabilities in excess of assets	-8.1%
United States	58.2%
Bermuda	4.7%
Japan	3.3%
Mexico	2.5%
France	2.3%
Canada	2.1%
Cayman Islands	1.9%
Colombia	1.7%
United Kingdom	1.2%
Germany	1.2%
Other CountriesFootnote Reference#	20.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

1. The sub-adviser is formerly known as Amundi Asset Management US, Inc.

2. Effective June 26, 2025, Nationwide Amundi Strategic Income Fund was renamed to "Nationwide Strategic Income Fund".

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Strategic Income Fund

Annual Shareholder Report - October 31, 2025

AR-SI-IS (10-25)

Nationwide Bailard Cognitive Value Fund

Class A: NWHDX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Bailard Cognitive Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$128	1.24%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The small-cap value market’s performance over the past year can be divided into two distinct periods: November through May, and June through October. In the first period, our stock selection factors were effective. From June onward, a “junk” stock rally occurred, during which heavy retail investor market participation resulted in low-quality, high bankruptcy-risk stocks outperforming everything else. As the Russell 2000® Value Index holds far more of these stocks than most active managers do, we were unable to outperform the Index from June onward.

Top Contributors to Performance

  Energy Fuels, a uranium company, was our top contributor due to anticipated AI power demands.

  Solaris Energy Infrastructure was our second-best contributor. It provides mobile gas turbines to power data centers.

  Dycom Industries was our third-best contributor. It provides design and construction services to data centers.

  Real Estate was the largest contributor due to mortgage REIT exposure.

  Energy was the next largest contributor due to uranium exposure.

  Financials was the third largest contributor due to stock selection.

Top Detractors from Performance

  EchoStar was our largest detractor. The company sold spectrum licenses to SpaceX and the stock was held in the Index but not in the portfolio.

  TTM Technologies was our second largest detractor. The company manufactures components for data centers and aerospace, and it was held in the Index for a longer period and at a higher weight than in the portfolio.

  AST SpaceMobile was our third largest detractor. This satellite cellular broadband stock was held in the Index but not in the portfolio.

  Information Technology was the largest detractor as cryptocurrency miners outperformed.

  Communication Services was the next largest detractor as satellite stocks outperformed.

  Materials was the third largest detractor as gold miners outperformed industrial materials companies.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class A	Russell 3000® Index	Russell 2000® Value Index
Oct 15	$9,425	$10,000	$10,000
Oct 16	$9,715	$10,424	$10,881
Oct 17	$11,940	$12,924	$13,581
Oct 18	$10,943	$13,776	$13,500
Oct 19	$11,154	$15,635	$13,935
Oct 20	$9,980	$17,221	$11,995
Oct 21	$16,958	$24,782	$19,708
Oct 22	$15,462	$20,688	$17,594
Oct 23	$14,253	$22,422	$15,847
Oct 24	$18,871	$30,910	$20,881
Oct 25	$20,248	$37,343	$22,943

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	7.36%Footnote Reference*	15.20%	7.95%
Class A (with sales charge)Footnote Reference1	1.11%	13.84%	7.31%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Value Index	9.87%	13.85%	8.66%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.
Footnote*	Please see the Fund’s Financial Highlights for additional information.

Fund Information

Key Fund Statistics

Net Assets	$108,294,695
Number of Portfolio Holdings	313
Portfolio Turnover Rate	404.58%
Advisory Fees - net of reimbursement & waiver, if any	$777,688

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	96.9%
Repurchase Agreements	10.1%
Exchange Traded Funds	2.5%
Other liabilities in excess of assets	-9.5%
Banks	14.9%
Oil, Gas & Consumable Fuels	5.0%
Machinery	3.1%
Specialty Retail	3.0%
Biotechnology	3.0%
Health Care Providers & Services	2.7%
Gas Utilities	2.4%
Insurance	2.4%
Household Durables	2.4%
Trading Companies & Distributors	2.3%
Other IndustriesFootnote Reference#	58.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard Cognitive Value Fund

Annual Shareholder Report - October 31, 2025

AR-CV-A (10-25)

Nationwide Bailard Cognitive Value Fund

Class M: NWHFX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Bailard Cognitive Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class M	$98	0.95%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The small-cap value market’s performance over the past year can be divided into two distinct periods: November through May, and June through October. In the first period, our stock selection factors were effective. From June onward, a “junk” stock rally occurred, during which heavy retail investor market participation resulted in low-quality, high bankruptcy-risk stocks outperforming everything else. As the Russell 2000® Value Index holds far more of these stocks than most active managers do, we were unable to outperform the Index from June onward.

Top Contributors to Performance

  Energy Fuels, a uranium company, was our top contributor due to anticipated AI power demands.

  Solaris Energy Infrastructure was our second-best contributor. It provides mobile gas turbines to power data centers.

  Dycom Industries was our third-best contributor. It provides design and construction services to data centers.

  Real Estate was the largest contributor due to mortgage REIT exposure.

  Energy was the next largest contributor due to uranium exposure.

  Financials was the third largest contributor due to stock selection.

Top Detractors from Performance

  EchoStar was our largest detractor. The company sold spectrum licenses to SpaceX and the stock was held in the Index but not in the portfolio.

  TTM Technologies was our second largest detractor. The company manufactures components for data centers and aerospace, and it was held in the Index for a longer period and at a higher weight than in the portfolio.

  AST SpaceMobile was our third largest detractor. This satellite cellular broadband stock was held in the Index but not in the portfolio.

  Information Technology was the largest detractor as cryptocurrency miners outperformed.

  Communication Services was the next largest detractor as satellite stocks outperformed.

  Materials was the third largest detractor as gold miners outperformed industrial materials companies.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class M	Russell 3000® Index	Russell 2000® Value Index
Oct 15	$10,000	$10,000	$10,000
Oct 16	$10,347	$10,424	$10,881
Oct 17	$12,756	$12,924	$13,581
Oct 18	$11,734	$13,776	$13,500
Oct 19	$11,997	$15,635	$13,935
Oct 20	$10,770	$17,221	$11,995
Oct 21	$18,374	$24,782	$19,708
Oct 22	$16,810	$20,688	$17,594
Oct 23	$15,545	$22,422	$15,847
Oct 24	$20,650	$30,910	$20,881
Oct 25	$22,231	$37,343	$22,943

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class MFootnote Reference1	7.66%	15.60%	8.32%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Value Index	9.87%	13.85%	8.66%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$108,294,695
Number of Portfolio Holdings	313
Portfolio Turnover Rate	404.58%
Advisory Fees - net of reimbursement & waiver, if any	$777,688

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	96.9%
Repurchase Agreements	10.1%
Exchange Traded Funds	2.5%
Other liabilities in excess of assets	-9.5%
Banks	14.9%
Oil, Gas & Consumable Fuels	5.0%
Machinery	3.1%
Specialty Retail	3.0%
Biotechnology	3.0%
Health Care Providers & Services	2.7%
Gas Utilities	2.4%
Insurance	2.4%
Household Durables	2.4%
Trading Companies & Distributors	2.3%
Other IndustriesFootnote Reference#	58.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard Cognitive Value Fund

Annual Shareholder Report - October 31, 2025

AR-CV-M (10-25)

Nationwide Bailard Cognitive Value Fund

Class R6: NWHGX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Bailard Cognitive Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$98	0.94%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The small-cap value market’s performance over the past year can be divided into two distinct periods: November through May, and June through October. In the first period, our stock selection factors were effective. From June onward, a “junk” stock rally occurred, during which heavy retail investor market participation resulted in low-quality, high bankruptcy-risk stocks outperforming everything else. As the Russell 2000® Value Index holds far more of these stocks than most active managers do, we were unable to outperform the Index from June onward.

Top Contributors to Performance

  Energy Fuels, a uranium company, was our top contributor due to anticipated AI power demands.

  Solaris Energy Infrastructure was our second-best contributor. It provides mobile gas turbines to power data centers.

  Dycom Industries was our third-best contributor. It provides design and construction services to data centers.

  Real Estate was the largest contributor due to mortgage REIT exposure.

  Energy was the next largest contributor due to uranium exposure.

  Financials was the third largest contributor due to stock selection.

Top Detractors from Performance

  EchoStar was our largest detractor. The company sold spectrum licenses to SpaceX and the stock was held in the Index but not in the portfolio.

  TTM Technologies was our second largest detractor. The company manufactures components for data centers and aerospace, and it was held in the Index for a longer period and at a higher weight than in the portfolio.

  AST SpaceMobile was our third largest detractor. This satellite cellular broadband stock was held in the Index but not in the portfolio.

  Information Technology was the largest detractor as cryptocurrency miners outperformed.

  Communication Services was the next largest detractor as satellite stocks outperformed.

  Materials was the third largest detractor as gold miners outperformed industrial materials companies.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	Russell 3000® Index	Russell 2000® Value Index
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$1,034,654	$1,042,431	$1,088,100
Oct 17	$1,274,811	$1,292,400	$1,358,058
Oct 18	$1,173,450	$1,377,646	$1,350,045
Oct 19	$1,199,988	$1,563,486	$1,393,517
Oct 20	$1,077,424	$1,722,150	$1,199,539
Oct 21	$1,835,916	$2,478,160	$1,970,843
Oct 22	$1,680,623	$2,068,823	$1,759,371
Oct 23	$1,554,077	$2,242,194	$1,584,666
Oct 24	$2,063,630	$3,090,980	$2,088,105
Oct 25	$2,221,828	$3,734,291	$2,294,289

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	7.61%Footnote Reference*	15.58%	8.31%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Value Index	9.87%	13.85%	8.66%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.
Footnote*	Please see the Fund’s Financial Highlights for additional information.

Fund Information

Key Fund Statistics

Net Assets	$108,294,695
Number of Portfolio Holdings	313
Portfolio Turnover Rate	404.58%
Advisory Fees - net of reimbursement & waiver, if any	$777,688

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	96.9%
Repurchase Agreements	10.1%
Exchange Traded Funds	2.5%
Other liabilities in excess of assets	-9.5%
Banks	14.9%
Oil, Gas & Consumable Fuels	5.0%
Machinery	3.1%
Specialty Retail	3.0%
Biotechnology	3.0%
Health Care Providers & Services	2.7%
Gas Utilities	2.4%
Insurance	2.4%
Household Durables	2.4%
Trading Companies & Distributors	2.3%
Other IndustriesFootnote Reference#	58.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard Cognitive Value Fund

Annual Shareholder Report - October 31, 2025

AR-CV-R6 (10-25)

Nationwide Bailard Cognitive Value Fund

Institutional Service Class: NWHHX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Bailard Cognitive Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$98	0.95%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The small-cap value market’s performance over the past year can be divided into two distinct periods: November through May, and June through October. In the first period, our stock selection factors were effective. From June onward, a “junk” stock rally occurred, during which heavy retail investor market participation resulted in low-quality, high bankruptcy-risk stocks outperforming everything else. As the Russell 2000® Value Index holds far more of these stocks than most active managers do, we were unable to outperform the Index from June onward.

Top Contributors to Performance

  Energy Fuels, a uranium company, was our top contributor due to anticipated AI power demands.

  Solaris Energy Infrastructure was our second-best contributor. It provides mobile gas turbines to power data centers.

  Dycom Industries was our third-best contributor. It provides design and construction services to data centers.

  Real Estate was the largest contributor due to mortgage REIT exposure.

  Energy was the next largest contributor due to uranium exposure.

  Financials was the third largest contributor due to stock selection.

Top Detractors from Performance

  EchoStar was our largest detractor. The company sold spectrum licenses to SpaceX and the stock was held in the Index but not in the portfolio.

  TTM Technologies was our second largest detractor. The company manufactures components for data centers and aerospace, and it was held in the Index for a longer period and at a higher weight than in the portfolio.

  AST SpaceMobile was our third largest detractor. This satellite cellular broadband stock was held in the Index but not in the portfolio.

  Information Technology was the largest detractor as cryptocurrency miners outperformed.

  Communication Services was the next largest detractor as satellite stocks outperformed.

  Materials was the third largest detractor as gold miners outperformed industrial materials companies.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Institutional Service Class	Russell 3000® Index	Russell 2000® Value Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$51,703	$52,122	$54,405
Oct 17	$63,618	$64,620	$67,903
Oct 18	$58,480	$68,882	$67,502
Oct 19	$59,690	$78,174	$69,676
Oct 20	$53,491	$86,107	$59,977
Oct 21	$91,181	$123,908	$98,542
Oct 22	$83,392	$103,441	$87,969
Oct 23	$77,083	$112,110	$79,233
Oct 24	$102,386	$154,549	$104,405
Oct 25	$110,273	$186,715	$114,714

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	7.64%Footnote Reference*	15.57%	8.23%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Value Index	9.87%	13.85%	8.66%
Footnote	Description
Footnote[1]	Not subject to any sales charges.
Footnote*	Please see the Fund’s Financial Highlights for additional information.

Fund Information

Key Fund Statistics

Net Assets	$108,294,695
Number of Portfolio Holdings	313
Portfolio Turnover Rate	404.58%
Advisory Fees - net of reimbursement & waiver, if any	$777,688

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	96.9%
Repurchase Agreements	10.1%
Exchange Traded Funds	2.5%
Other liabilities in excess of assets	-9.5%
Banks	14.9%
Oil, Gas & Consumable Fuels	5.0%
Machinery	3.1%
Specialty Retail	3.0%
Biotechnology	3.0%
Health Care Providers & Services	2.7%
Gas Utilities	2.4%
Insurance	2.4%
Household Durables	2.4%
Trading Companies & Distributors	2.3%
Other IndustriesFootnote Reference#	58.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard Cognitive Value Fund

Annual Shareholder Report - October 31, 2025

AR-CV-IS (10-25)

Nationwide Bailard International Equities Fund

Class A: NWHJX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Bailard International Equities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$135	1.19%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The period brought significant shifts in equity leadership, with American dominance through late 2024 giving way to rekindled interest and a significant rally in non-US stocks in 2025. Markets initially reacted to the November US election with optimism around the dollar and US-based assets, putting pressure on foreign currencies and equities, but this was followed by trade and economic uncertainty bringing non-US assets to the fore. Trade uncertainty peaked in April, triggering a temporary plunge in global equities. Over the following months, easing of trade tensions, monetary loosening, and resilient economic and corporate fundamentals drove further gains for equity investors.

Top Contributors to Performance

  Holdings in South Korea and Taiwan, primarily in the Technology sector, which benefited from heightened demand for artificial intelligence build-outs.

  An underweight allocation to Denmark and selective holdings in that market, of which the largest firm significantly underperformed the benchmark.

  Holdings within Germany benefited from increased spending on defense and infrastructure, including Rheinmetall (Industrials), Heidelberg Materials (Materials), and Siemens Energy (Industrials).

Top Detractors from Performance

  Stock selection within France, where a range of firms were more robust to political risks than anticipated, most notably Financials such as Societe Generale (not held).

  Mistimed allocation to Japan, which underperformed earlier before catching up toward the latter part of the period. Stock selection within the country missed some opportunities related to artificial intelligence and defense.

  Cash holdings, while small, detracted against strong index performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class A	MSCI EAFE® Index
Oct 15	$9,421	$10,000
Oct 16	$9,164	$9,677
Oct 17	$10,949	$11,945
Oct 18	$9,600	$11,127
Oct 19	$10,332	$12,355
Oct 20	$9,870	$11,508
Oct 21	$12,864	$15,441
Oct 22	$9,708	$11,890
Oct 23	$11,526	$13,602
Oct 24	$14,353	$16,726
Oct 25	$18,070	$20,513

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	25.90%	12.86%	6.73%
Class A (with sales charge)Footnote Reference1	18.63%	11.52%	6.10%
MSCI EAFE® Index	23.03%	12.33%	7.48%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

Fund Information

Key Fund Statistics

Net Assets	$259,321,194
Number of Portfolio Holdings	187
Portfolio Turnover Rate	41.36%
Advisory Fees - net of reimbursement & waiver, if any	$1,663,679

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	98.9%
Repurchase Agreements	6.3%
Other liabilities in excess of assets	-5.2%
Japan	20.0%
United Kingdom	10.5%
Germany	9.4%
United States	8.1%
France	6.7%
Spain	5.3%
Italy	4.4%
Netherlands	3.4%
Singapore	3.1%
South Korea	2.7%
Other CountriesFootnote Reference#	26.4%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard International Equities Fund

Annual Shareholder Report - October 31, 2025

AR-IEQ-A (10-25)

Nationwide Bailard International Equities Fund

Class M: NWHLX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Bailard International Equities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class M	$101	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The period brought significant shifts in equity leadership, with American dominance through late 2024 giving way to rekindled interest and a significant rally in non-US stocks in 2025. Markets initially reacted to the November US election with optimism around the dollar and US-based assets, putting pressure on foreign currencies and equities, but this was followed by trade and economic uncertainty bringing non-US assets to the fore. Trade uncertainty peaked in April, triggering a temporary plunge in global equities. Over the following months, easing of trade tensions, monetary loosening, and resilient economic and corporate fundamentals drove further gains for equity investors.

Top Contributors to Performance

  Holdings in South Korea and Taiwan, primarily in the Technology sector, which benefited from heightened demand for artificial intelligence build-outs.

  An underweight allocation to Denmark and selective holdings in that market, of which the largest firm significantly underperformed the benchmark.

  Holdings within Germany benefited from increased spending on defense and infrastructure, including Rheinmetall (Industrials), Heidelberg Materials (Materials), and Siemens Energy (Industrials).

Top Detractors from Performance

  Stock selection within France, where a range of firms were more robust to political risks than anticipated, most notably Financials such as Societe Generale (not held).

  Mistimed allocation to Japan, which underperformed earlier before catching up toward the latter part of the period. Stock selection within the country missed some opportunities related to artificial intelligence and defense.

  Cash holdings, while small, detracted against strong index performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class M	MSCI EAFE® Index
Oct 15	$10,000	$10,000
Oct 16	$9,765	$9,677
Oct 17	$11,705	$11,945
Oct 18	$10,292	$11,127
Oct 19	$11,133	$12,355
Oct 20	$10,662	$11,508
Oct 21	$13,952	$15,441
Oct 22	$10,549	$11,890
Oct 23	$12,581	$13,602
Oct 24	$15,713	$16,726
Oct 25	$19,849	$20,513

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class MFootnote Reference1	26.33%	13.24%	7.10%
MSCI EAFE® Index	23.03%	12.33%	7.48%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$259,321,194
Number of Portfolio Holdings	187
Portfolio Turnover Rate	41.36%
Advisory Fees - net of reimbursement & waiver, if any	$1,663,679

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	98.9%
Repurchase Agreements	6.3%
Other liabilities in excess of assets	-5.2%
Japan	20.0%
United Kingdom	10.5%
Germany	9.4%
United States	8.1%
France	6.7%
Spain	5.3%
Italy	4.4%
Netherlands	3.4%
Singapore	3.1%
South Korea	2.7%
Other CountriesFootnote Reference#	26.4%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard International Equities Fund

Annual Shareholder Report - October 31, 2025

AR-IEQ-M (10-25)

Nationwide Bailard International Equities Fund

Class R6: NWHMX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Bailard International Equities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$104	0.92%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The period brought significant shifts in equity leadership, with American dominance through late 2024 giving way to rekindled interest and a significant rally in non-US stocks in 2025. Markets initially reacted to the November US election with optimism around the dollar and US-based assets, putting pressure on foreign currencies and equities, but this was followed by trade and economic uncertainty bringing non-US assets to the fore. Trade uncertainty peaked in April, triggering a temporary plunge in global equities. Over the following months, easing of trade tensions, monetary loosening, and resilient economic and corporate fundamentals drove further gains for equity investors.

Top Contributors to Performance

  Holdings in South Korea and Taiwan, primarily in the Technology sector, which benefited from heightened demand for artificial intelligence build-outs.

  An underweight allocation to Denmark and selective holdings in that market, of which the largest firm significantly underperformed the benchmark.

  Holdings within Germany benefited from increased spending on defense and infrastructure, including Rheinmetall (Industrials), Heidelberg Materials (Materials), and Siemens Energy (Industrials).

Top Detractors from Performance

  Stock selection within France, where a range of firms were more robust to political risks than anticipated, most notably Financials such as Societe Generale (not held).

  Mistimed allocation to Japan, which underperformed earlier before catching up toward the latter part of the period. Stock selection within the country missed some opportunities related to artificial intelligence and defense.

  Cash holdings, while small, detracted against strong index performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	MSCI EAFE® Index
Oct 15	$1,000,000	$1,000,000
Oct 16	$976,497	$967,700
Oct 17	$1,171,798	$1,194,529
Oct 18	$1,030,554	$1,112,704
Oct 19	$1,113,289	$1,235,546
Oct 20	$1,066,200	$1,150,788
Oct 21	$1,395,147	$1,544,127
Oct 22	$1,054,855	$1,188,978
Oct 23	$1,258,080	$1,360,190
Oct 24	$1,571,250	$1,672,626
Oct 25	$1,984,904	$2,051,309

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	26.33%	13.23%	7.10%
MSCI EAFE® Index	23.03%	12.33%	7.48%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$259,321,194
Number of Portfolio Holdings	187
Portfolio Turnover Rate	41.36%
Advisory Fees - net of reimbursement & waiver, if any	$1,663,679

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	98.9%
Repurchase Agreements	6.3%
Other liabilities in excess of assets	-5.2%
Japan	20.0%
United Kingdom	10.5%
Germany	9.4%
United States	8.1%
France	6.7%
Spain	5.3%
Italy	4.4%
Netherlands	3.4%
Singapore	3.1%
South Korea	2.7%
Other CountriesFootnote Reference#	26.4%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard International Equities Fund

Annual Shareholder Report - October 31, 2025

AR-IEQ-R6 (10-25)

Nationwide Bailard International Equities Fund

Institutional Service Class: NWHNX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Bailard International Equities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$114	1.01%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The period brought significant shifts in equity leadership, with American dominance through late 2024 giving way to rekindled interest and a significant rally in non-US stocks in 2025. Markets initially reacted to the November US election with optimism around the dollar and US-based assets, putting pressure on foreign currencies and equities, but this was followed by trade and economic uncertainty bringing non-US assets to the fore. Trade uncertainty peaked in April, triggering a temporary plunge in global equities. Over the following months, easing of trade tensions, monetary loosening, and resilient economic and corporate fundamentals drove further gains for equity investors.

Top Contributors to Performance

  Holdings in South Korea and Taiwan, primarily in the Technology sector, which benefited from heightened demand for artificial intelligence build-outs.

  An underweight allocation to Denmark and selective holdings in that market, of which the largest firm significantly underperformed the benchmark.

  Holdings within Germany benefited from increased spending on defense and infrastructure, including Rheinmetall (Industrials), Heidelberg Materials (Materials), and Siemens Energy (Industrials).

Top Detractors from Performance

  Stock selection within France, where a range of firms were more robust to political risks than anticipated, most notably Financials such as Societe Generale (not held).

  Mistimed allocation to Japan, which underperformed earlier before catching up toward the latter part of the period. Stock selection within the country missed some opportunities related to artificial intelligence and defense.

  Cash holdings, while small, detracted against strong index performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Institutional Service Class	MSCI EAFE® Index
Oct 15	$50,000	$50,000
Oct 16	$48,755	$48,385
Oct 17	$58,459	$59,726
Oct 18	$51,352	$55,635
Oct 19	$55,435	$61,777
Oct 20	$53,050	$57,539
Oct 21	$69,409	$77,206
Oct 22	$52,514	$59,449
Oct 23	$62,601	$68,010
Oct 24	$78,156	$83,631
Oct 25	$98,624	$102,565

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	26.19%	13.20%	7.03%
MSCI EAFE® Index	23.03%	12.33%	7.48%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$259,321,194
Number of Portfolio Holdings	187
Portfolio Turnover Rate	41.36%
Advisory Fees - net of reimbursement & waiver, if any	$1,663,679

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	98.9%
Repurchase Agreements	6.3%
Other liabilities in excess of assets	-5.2%
Japan	20.0%
United Kingdom	10.5%
Germany	9.4%
United States	8.1%
France	6.7%
Spain	5.3%
Italy	4.4%
Netherlands	3.4%
Singapore	3.1%
South Korea	2.7%
Other CountriesFootnote Reference#	26.4%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard International Equities Fund

Annual Shareholder Report - October 31, 2025

AR-IEQ-IS (10-25)

Nationwide Bailard Technology & Science Fund

Class A: NWHOX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Bailard Technology & Science Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$137	1.20%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Technology equities delivered another year of strong gains, supported by resilient corporate earnings, persistent enthusiasm for artificial intelligence, and improved macroeconomic visibility. As of October 31, 2025, the Fund modestly trailed the S&P North American Technology Index for the year.

Market leadership expanded beyond the early AI beneficiaries as technology hardware, storage, and electronic equipment companies joined the fray, while semiconductor stocks continued their previous gains. Over longer periods, the Fund continues to outperform peer benchmarks, reflecting disciplined stock selection and a consistent focus on durable, innovation-driven businesses positioned to benefit from long-term technology adoption.

Top Contributors to Performance

  Cash Allocation, Consumer Discretionary, and Consumer Staples had the most positive impact on relative performance.

  Top individual outperforming holdings included Lam Research, KLA Corporation, and Spotify Technology.

Top Detractors from Performance

  Communication Services, Financials, and Healthcare had the most negative impact on relative performance.

  Top individual underperforming holdings included Fiserv, Broadcom, and Palantir Technologies.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class A	Russell 1000® Index	S&P North American Technology Sector Index™
Oct 15	$9,423	$10,000	$10,000
Oct 16	$10,115	$10,426	$11,178
Oct 17	$14,026	$12,893	$15,375
Oct 18	$15,043	$13,793	$17,483
Oct 19	$17,267	$15,745	$21,081
Oct 20	$23,887	$17,456	$28,399
Oct 21	$33,810	$25,051	$40,857
Oct 22	$21,446	$20,948	$27,742
Oct 23	$28,219	$22,935	$36,300
Oct 24	$42,198	$31,666	$55,694
Oct 25	$54,263	$38,358	$78,297

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	28.59%	17.83%	19.13%
Class A (with sales charge)Footnote Reference1	21.19%	16.45%	18.43%
Russell 1000® Index	21.14%	17.05%	14.39%
S&P North American Technology Sector Index™	40.58%	22.49%	22.86%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

Fund Information

Key Fund Statistics

Net Assets	$213,903,632
Number of Portfolio Holdings	39
Portfolio Turnover Rate	22.09%
Advisory Fees - net of reimbursement & waiver, if any	$1,412,567

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.4%
Other assets in excess of liabilities	0.6%
Semiconductors & Semiconductor Equipment	36.3%
Software	28.8%
Interactive Media & Services	7.8%
Technology Hardware, Storage & Peripherals	6.0%
Entertainment	3.8%
Broadline Retail	3.5%
IT Services	3.1%
Electronic Equipment, Instruments & Components	2.7%
Ground Transportation	2.3%
Communications Equipment	2.1%
Other IndustriesFootnote Reference#	3.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard Technology & Science Fund

Annual Shareholder Report - October 31, 2025

AR-TS-A (10-25)

Nationwide Bailard Technology & Science Fund

Class M: NWHQX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Bailard Technology & Science Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class M	$101	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Technology equities delivered another year of strong gains, supported by resilient corporate earnings, persistent enthusiasm for artificial intelligence, and improved macroeconomic visibility. As of October 31, 2025, the Fund modestly trailed the S&P North American Technology Index for the year.

Market leadership expanded beyond the early AI beneficiaries as technology hardware, storage, and electronic equipment companies joined the fray, while semiconductor stocks continued their previous gains. Over longer periods, the Fund continues to outperform peer benchmarks, reflecting disciplined stock selection and a consistent focus on durable, innovation-driven businesses positioned to benefit from long-term technology adoption.

Top Contributors to Performance

  Cash Allocation, Consumer Discretionary, and Consumer Staples had the most positive impact on relative performance.

  Top individual outperforming holdings included Lam Research, KLA Corporation, and Spotify Technology.

Top Detractors from Performance

  Communication Services, Financials, and Healthcare had the most negative impact on relative performance.

  Top individual underperforming holdings included Fiserv, Broadcom, and Palantir Technologies.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class M	Russell 1000® Index	S&P North American Technology Sector Index™
Oct 15	$10,000	$10,000	$10,000
Oct 16	$10,767	$10,426	$11,178
Oct 17	$14,978	$12,893	$15,375
Oct 18	$16,125	$13,793	$17,483
Oct 19	$18,564	$15,745	$21,081
Oct 20	$25,762	$17,456	$28,399
Oct 21	$36,556	$25,051	$40,857
Oct 22	$23,253	$20,948	$27,742
Oct 23	$30,696	$22,935	$36,300
Oct 24	$46,069	$31,666	$55,694
Oct 25	$59,425	$38,358	$78,297

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class MFootnote Reference1	28.99%	18.20%	19.51%
Russell 1000® Index	21.14%	17.05%	14.39%
S&P North American Technology Sector Index™	40.58%	22.49%	22.86%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$213,903,632
Number of Portfolio Holdings	39
Portfolio Turnover Rate	22.09%
Advisory Fees - net of reimbursement & waiver, if any	$1,412,567

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.4%
Other assets in excess of liabilities	0.6%
Semiconductors & Semiconductor Equipment	36.3%
Software	28.8%
Interactive Media & Services	7.8%
Technology Hardware, Storage & Peripherals	6.0%
Entertainment	3.8%
Broadline Retail	3.5%
IT Services	3.1%
Electronic Equipment, Instruments & Components	2.7%
Ground Transportation	2.3%
Communications Equipment	2.1%
Other IndustriesFootnote Reference#	3.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard Technology & Science Fund

Annual Shareholder Report - October 31, 2025

AR-TS-M (10-25)

Nationwide Bailard Technology & Science Fund

Class R6: NWHTX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Bailard Technology & Science Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$101	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Technology equities delivered another year of strong gains, supported by resilient corporate earnings, persistent enthusiasm for artificial intelligence, and improved macroeconomic visibility. As of October 31, 2025, the Fund modestly trailed the S&P North American Technology Index for the year.

Market leadership expanded beyond the early AI beneficiaries as technology hardware, storage, and electronic equipment companies joined the fray, while semiconductor stocks continued their previous gains. Over longer periods, the Fund continues to outperform peer benchmarks, reflecting disciplined stock selection and a consistent focus on durable, innovation-driven businesses positioned to benefit from long-term technology adoption.

Top Contributors to Performance

  Cash Allocation, Consumer Discretionary, and Consumer Staples had the most positive impact on relative performance.

  Top individual outperforming holdings included Lam Research, KLA Corporation, and Spotify Technology.

Top Detractors from Performance

  Communication Services, Financials, and Healthcare had the most negative impact on relative performance.

  Top individual underperforming holdings included Fiserv, Broadcom, and Palantir Technologies.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	Russell 1000® Index	S&P North American Technology Sector Index™
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$1,076,279	$1,042,555	$1,117,800
Oct 17	$1,497,634	$1,289,313	$1,537,534
Oct 18	$1,612,610	$1,379,279	$1,748,330
Oct 19	$1,856,299	$1,574,477	$2,108,136
Oct 20	$2,575,495	$1,745,557	$2,839,870
Oct 21	$3,655,363	$2,505,076	$4,085,721
Oct 22	$2,325,879	$2,094,790	$2,774,205
Oct 23	$3,069,544	$2,293,458	$3,630,047
Oct 24	$4,605,460	$3,166,550	$5,569,390
Oct 25	$5,941,536	$3,835,829	$7,829,689

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	29.01%	18.20%	19.51%
Russell 1000® Index	21.14%	17.05%	14.39%
S&P North American Technology Sector Index™	40.58%	22.49%	22.86%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$213,903,632
Number of Portfolio Holdings	39
Portfolio Turnover Rate	22.09%
Advisory Fees - net of reimbursement & waiver, if any	$1,412,567

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.4%
Other assets in excess of liabilities	0.6%
Semiconductors & Semiconductor Equipment	36.3%
Software	28.8%
Interactive Media & Services	7.8%
Technology Hardware, Storage & Peripherals	6.0%
Entertainment	3.8%
Broadline Retail	3.5%
IT Services	3.1%
Electronic Equipment, Instruments & Components	2.7%
Ground Transportation	2.3%
Communications Equipment	2.1%
Other IndustriesFootnote Reference#	3.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard Technology & Science Fund

Annual Shareholder Report - October 31, 2025

AR-TS-R6 (10-25)

Nationwide Bailard Technology & Science Fund

Institutional Service Class: NWHUX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Bailard Technology & Science Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$118	1.03%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Technology equities delivered another year of strong gains, supported by resilient corporate earnings, persistent enthusiasm for artificial intelligence, and improved macroeconomic visibility. As of October 31, 2025, the Fund modestly trailed the S&P North American Technology Index for the year.

Market leadership expanded beyond the early AI beneficiaries as technology hardware, storage, and electronic equipment companies joined the fray, while semiconductor stocks continued their previous gains. Over longer periods, the Fund continues to outperform peer benchmarks, reflecting disciplined stock selection and a consistent focus on durable, innovation-driven businesses positioned to benefit from long-term technology adoption.

Top Contributors to Performance

  Cash Allocation, Consumer Discretionary, and Consumer Staples had the most positive impact on relative performance.

  Top individual outperforming holdings included Lam Research, KLA Corporation, and Spotify Technology.

Top Detractors from Performance

  Communication Services, Financials, and Healthcare had the most negative impact on relative performance.

  Top individual underperforming holdings included Fiserv, Broadcom, and Palantir Technologies.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Institutional Service Class	Russell 1000® Index	S&P North American Technology Sector Index™
Oct 15	$50,000	$50,000	$50,000
Oct 16	$53,798	$52,128	$55,890
Oct 17	$74,782	$64,466	$76,877
Oct 18	$80,449	$68,964	$87,416
Oct 19	$92,510	$78,724	$105,407
Oct 20	$128,215	$87,278	$141,994
Oct 21	$181,819	$125,254	$204,286
Oct 22	$115,562	$104,740	$138,710
Oct 23	$152,440	$114,673	$181,502
Oct 24	$228,404	$158,328	$278,469
Oct 25	$294,213	$191,791	$391,484

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	28.81%	18.07%	19.39%
Russell 1000® Index	21.14%	17.05%	14.39%
S&P North American Technology Sector Index™	40.58%	22.49%	22.86%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$213,903,632
Number of Portfolio Holdings	39
Portfolio Turnover Rate	22.09%
Advisory Fees - net of reimbursement & waiver, if any	$1,412,567

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.4%
Other assets in excess of liabilities	0.6%
Semiconductors & Semiconductor Equipment	36.3%
Software	28.8%
Interactive Media & Services	7.8%
Technology Hardware, Storage & Peripherals	6.0%
Entertainment	3.8%
Broadline Retail	3.5%
IT Services	3.1%
Electronic Equipment, Instruments & Components	2.7%
Ground Transportation	2.3%
Communications Equipment	2.1%
Other IndustriesFootnote Reference#	3.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bailard Technology & Science Fund

Annual Shareholder Report - October 31, 2025

AR-TS-IS (10-25)

Nationwide BNY Mellon Dynamic U.S. Core Fund

Class A: NMFAX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$92	0.84%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund’s direct equity allocation is proportioned to the weighting of the S&P 500® Index, factors affecting Index composition and performance also affect the Fund. US equities delivered robust performance during the period, with major indices reaching record highs driven by enthusiasm for AI, strong corporate earnings, an improving inflation outlook, and a shift in the Federal Reserve’s policy toward easing. Performance was largely concentrated in mega-cap technology stocks, particularly those related to AI. However, the period was not without volatility, as US equities fell over 20% from mid-January highs after the Trump administration’s aggressive tariff policies caused market turmoil. Sentiment improved following a 90-day pause on broad tariffs and progress in trade negotiations—especially between China and the US.

Top Contributors to Performance

  An allocation to long US Treasury bonds contributed to return by providing stability and gains amid market volatility.

  The Fund's bond exposure was driven by an improvement in the term premium, attractive carry, and insights from our tactical bond macro signal.

Top Detractors to Performance

  The Fund consistently maintained its defensive equity target allocation of 90% throughout the reporting period.

  While the Fund saw gains from its equity allocation, these gains were offset by the options premium, which ultimately detracted from excess returns.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class A	S&P 500® Index
Oct 15	$9,421	$10,000
Oct 16	$9,249	$10,451
Oct 17	$11,736	$12,921
Oct 18	$12,872	$13,870
Oct 19	$15,317	$15,858
Oct 20	$16,875	$17,398
Oct 21	$24,243	$24,863
Oct 22	$19,744	$21,230
Oct 23	$21,208	$23,383
Oct 24	$28,909	$32,273
Oct 25	$34,812	$39,196

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	20.42%	15.58%	13.96%
Class A (with sales charge)Footnote Reference1	13.51%	14.22%	13.29%
S&P 500® Index	21.45%	17.64%	14.64%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

Fund Information

Key Fund Statistics

Net Assets	$1,598,684,314
Number of Portfolio Holdings	510
Portfolio Turnover Rate	13.78%
Advisory Fees - net of reimbursement & waiver, if any	$6,157,703

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	91.9%
Short-Term Investment	3.3%
Repurchase Agreements	1.6%
Other assets in excess of liabilities	3.2%
Semiconductors & Semiconductor Equipment	14.2%
Software	10.6%
Interactive Media & Services	7.1%
Technology Hardware, Storage & Peripherals	6.9%
Broadline Retail	3.9%
Financial Services	3.6%
Banks	3.3%
Capital Markets	3.1%
Pharmaceuticals	2.7%
Oil, Gas & Consumable Fuels	2.4%
Other IndustriesFootnote Reference#	42.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Dynamic U.S. Core Fund

Annual Shareholder Report - October 31, 2025

AR-USC-A (10-25)

Nationwide BNY Mellon Dynamic U.S. Core Fund

Class R: GGFRX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$124	1.12%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund’s direct equity allocation is proportioned to the weighting of the S&P 500® Index, factors affecting Index composition and performance also affect the Fund. US equities delivered robust performance during the period, with major indices reaching record highs driven by enthusiasm for AI, strong corporate earnings, an improving inflation outlook, and a shift in the Federal Reserve’s policy toward easing. Performance was largely concentrated in mega-cap technology stocks, particularly those related to AI. However, the period was not without volatility, as US equities fell over 20% from mid-January highs after the Trump administration’s aggressive tariff policies caused market turmoil. Sentiment improved following a 90-day pause on broad tariffs and progress in trade negotiations—especially between China and the US.

Top Contributors to Performance

  An allocation to long US Treasury bonds contributed to return by providing stability and gains amid market volatility.

  The Fund's bond exposure was driven by an improvement in the term premium, attractive carry, and insights from our tactical bond macro signal.

Top Detractors to Performance

  The Fund consistently maintained its defensive equity target allocation of 90% throughout the reporting period.

  While the Fund saw gains from its equity allocation, these gains were offset by the options premium, which ultimately detracted from excess returns.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class R	S&P 500® Index
Oct 15	$10,000	$10,000
Oct 16	$9,839	$10,451
Oct 17	$12,428	$12,921
Oct 18	$13,572	$13,870
Oct 19	$16,094	$15,858
Oct 20	$17,674	$17,398
Oct 21	$25,285	$24,863
Oct 22	$20,513	$21,230
Oct 23	$21,940	$23,383
Oct 24	$29,812	$32,273
Oct 25	$35,780	$39,196

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class RFootnote Reference1	20.02%	15.15%	13.60%
S&P 500® Index	21.45%	17.64%	14.64%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$1,598,684,314
Number of Portfolio Holdings	510
Portfolio Turnover Rate	13.78%
Advisory Fees - net of reimbursement & waiver, if any	$6,157,703

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	91.9%
Short-Term Investment	3.3%
Repurchase Agreements	1.6%
Other assets in excess of liabilities	3.2%
Semiconductors & Semiconductor Equipment	14.2%
Software	10.6%
Interactive Media & Services	7.1%
Technology Hardware, Storage & Peripherals	6.9%
Broadline Retail	3.9%
Financial Services	3.6%
Banks	3.3%
Capital Markets	3.1%
Pharmaceuticals	2.7%
Oil, Gas & Consumable Fuels	2.4%
Other IndustriesFootnote Reference#	42.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Dynamic U.S. Core Fund

Annual Shareholder Report - October 31, 2025

AR-USC-R (10-25)

Nationwide BNY Mellon Dynamic U.S. Core Fund

Class R6: MUIGX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$55	0.50%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund’s direct equity allocation is proportioned to the weighting of the S&P 500® Index, factors affecting Index composition and performance also affect the Fund. US equities delivered robust performance during the period, with major indices reaching record highs driven by enthusiasm for AI, strong corporate earnings, an improving inflation outlook, and a shift in the Federal Reserve’s policy toward easing. Performance was largely concentrated in mega-cap technology stocks, particularly those related to AI. However, the period was not without volatility, as US equities fell over 20% from mid-January highs after the Trump administration’s aggressive tariff policies caused market turmoil. Sentiment improved following a 90-day pause on broad tariffs and progress in trade negotiations—especially between China and the US.

Top Contributors to Performance

  An allocation to long US Treasury bonds contributed to return by providing stability and gains amid market volatility.

  The Fund's bond exposure was driven by an improvement in the term premium, attractive carry, and insights from our tactical bond macro signal.

Top Detractors to Performance

  The Fund consistently maintained its defensive equity target allocation of 90% throughout the reporting period.

  While the Fund saw gains from its equity allocation, these gains were offset by the options premium, which ultimately detracted from excess returns.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	S&P 500® Index
Oct 15	$1,000,000	$1,000,000
Oct 16	$984,798	$1,045,100
Oct 17	$1,253,021	$1,292,057
Oct 18	$1,378,343	$1,387,023
Oct 19	$1,645,427	$1,585,784
Oct 20	$1,819,919	$1,739,763
Oct 21	$2,621,173	$2,486,296
Oct 22	$2,141,417	$2,123,048
Oct 23	$2,307,987	$2,338,325
Oct 24	$3,156,862	$3,227,288
Oct 25	$3,813,305	$3,919,621

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	20.79%	15.94%	14.32%
S&P 500® Index	21.45%	17.64%	14.64%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$1,598,684,314
Number of Portfolio Holdings	510
Portfolio Turnover Rate	13.78%
Advisory Fees - net of reimbursement & waiver, if any	$6,157,703

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	91.9%
Short-Term Investment	3.3%
Repurchase Agreements	1.6%
Other assets in excess of liabilities	3.2%
Semiconductors & Semiconductor Equipment	14.2%
Software	10.6%
Interactive Media & Services	7.1%
Technology Hardware, Storage & Peripherals	6.9%
Broadline Retail	3.9%
Financial Services	3.6%
Banks	3.3%
Capital Markets	3.1%
Pharmaceuticals	2.7%
Oil, Gas & Consumable Fuels	2.4%
Other IndustriesFootnote Reference#	42.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Dynamic U.S. Core Fund

Annual Shareholder Report - October 31, 2025

AR-USC-R6 (10-25)

Nationwide BNY Mellon Dynamic U.S. Core Fund

Eagle Class: NWAEX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eagle Class	$58	0.52%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund’s direct equity allocation is proportioned to the weighting of the S&P 500® Index, factors affecting Index composition and performance also affect the Fund. US equities delivered robust performance during the period, with major indices reaching record highs driven by enthusiasm for AI, strong corporate earnings, an improving inflation outlook, and a shift in the Federal Reserve’s policy toward easing. Performance was largely concentrated in mega-cap technology stocks, particularly those related to AI. However, the period was not without volatility, as US equities fell over 20% from mid-January highs after the Trump administration’s aggressive tariff policies caused market turmoil. Sentiment improved following a 90-day pause on broad tariffs and progress in trade negotiations—especially between China and the US.

Top Contributors to Performance

  An allocation to long US Treasury bonds contributed to return by providing stability and gains amid market volatility.

  The Fund's bond exposure was driven by an improvement in the term premium, attractive carry, and insights from our tactical bond macro signal.

Top Detractors to Performance

  The Fund consistently maintained its defensive equity target allocation of 90% throughout the reporting period.

  While the Fund saw gains from its equity allocation, these gains were offset by the options premium, which ultimately detracted from excess returns.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Eagle Class	S&P 500® Index
Oct 18	$50,000	$50,000
Oct 18	$45,294	$46,580
Oct 19	$54,046	$53,255
Oct 20	$59,668	$58,426
Oct 21	$85,949	$83,497
Oct 22	$70,184	$71,298
Oct 23	$75,707	$78,527
Oct 24	$103,493	$108,381
Oct 25	$124,956	$131,631

Average Annual Total Returns

	1 Year	5 Years	Since inception
Eagle Class - (Inception 10/01/2018)Footnote Reference1	20.74%	15.93%	13.81%
S&P 500® Index	21.45%	17.64%	14.64%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$1,598,684,314
Number of Portfolio Holdings	510
Portfolio Turnover Rate	13.78%
Advisory Fees - net of reimbursement & waiver, if any	$6,157,703

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	91.9%
Short-Term Investment	3.3%
Repurchase Agreements	1.6%
Other assets in excess of liabilities	3.2%
Semiconductors & Semiconductor Equipment	14.2%
Software	10.6%
Interactive Media & Services	7.1%
Technology Hardware, Storage & Peripherals	6.9%
Broadline Retail	3.9%
Financial Services	3.6%
Banks	3.3%
Capital Markets	3.1%
Pharmaceuticals	2.7%
Oil, Gas & Consumable Fuels	2.4%
Other IndustriesFootnote Reference#	42.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Dynamic U.S. Core Fund

Annual Shareholder Report - October 31, 2025

AR-USC-E (10-25)

Nationwide BNY Mellon Dynamic U.S. Core Fund

Institutional Service Class: NGISX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$65	0.59%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund’s direct equity allocation is proportioned to the weighting of the S&P 500® Index, factors affecting Index composition and performance also affect the Fund. US equities delivered robust performance during the period, with major indices reaching record highs driven by enthusiasm for AI, strong corporate earnings, an improving inflation outlook, and a shift in the Federal Reserve’s policy toward easing. Performance was largely concentrated in mega-cap technology stocks, particularly those related to AI. However, the period was not without volatility, as US equities fell over 20% from mid-January highs after the Trump administration’s aggressive tariff policies caused market turmoil. Sentiment improved following a 90-day pause on broad tariffs and progress in trade negotiations—especially between China and the US.

Top Contributors to Performance

  An allocation to long US Treasury bonds contributed to return by providing stability and gains amid market volatility.

  The Fund's bond exposure was driven by an improvement in the term premium, attractive carry, and insights from our tactical bond macro signal.

Top Detractors to Performance

  The Fund consistently maintained its defensive equity target allocation of 90% throughout the reporting period.

  While the Fund saw gains from its equity allocation, these gains were offset by the options premium, which ultimately detracted from excess returns.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Institutional Service Class	S&P 500® Index
Oct 15	$50,000	$50,000
Oct 16	$49,172	$52,255
Oct 17	$62,438	$64,603
Oct 18	$68,605	$69,351
Oct 19	$81,770	$79,289
Oct 20	$90,268	$86,988
Oct 21	$129,907	$124,315
Oct 22	$105,998	$106,152
Oct 23	$114,062	$116,916
Oct 24	$155,746	$161,364
Oct 25	$188,025	$195,981

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	20.73%	15.81%	14.16%
S&P 500® Index	21.45%	17.64%	14.64%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$1,598,684,314
Number of Portfolio Holdings	510
Portfolio Turnover Rate	13.78%
Advisory Fees - net of reimbursement & waiver, if any	$6,157,703

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	91.9%
Short-Term Investment	3.3%
Repurchase Agreements	1.6%
Other assets in excess of liabilities	3.2%
Semiconductors & Semiconductor Equipment	14.2%
Software	10.6%
Interactive Media & Services	7.1%
Technology Hardware, Storage & Peripherals	6.9%
Broadline Retail	3.9%
Financial Services	3.6%
Banks	3.3%
Capital Markets	3.1%
Pharmaceuticals	2.7%
Oil, Gas & Consumable Fuels	2.4%
Other IndustriesFootnote Reference#	42.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Dynamic U.S. Core Fund

Annual Shareholder Report - October 31, 2025

AR-USC-IS (10-25)

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund

Class A: NWALX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$92	0.87%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

For the 12-month period ending October 31, 2025, the Fund outperformed its benchmark, the Russell 1000® Value Index, Of the two strategies that comprise the Fund, stock selection in the Equity Income sleeve was the primary source of excess returns, while the Asset Allocation sleeve neither contributed nor detracted from relative performance. During the trailing 12 months, U.S. equities experienced robust performance, with major indices reaching record highs. This was driven by enthusiasm for AI, strong corporate earnings, an improving inflation outlook, and a shift in the Federal Reserve’s policy toward easing. Performance was largely concentrated in mega-cap technology stocks, particularly those related to AI. The period was not without volatility, however, as the U.S. market fell over 20% from mid-January highs after the Trump administration’s aggressive tariff policies caused turmoil. Sentiment improved after a 90-day pause on broad tariffs, and trade negotiations—particularly between China and the U.S.—showed progress.

Top Contributors to Performance

  From a sector perspective, the industrial and energy sectors were the largest contributors during the period.

  Within industrials, effective stock selection contributed positively during the period, with holdings in Howmet Aerospace Inc. and GE Vernova Inc. being the largest contributors.

  Beneficial holdings in the energy sector also contributed to the Fund’s outperformance, with the position in EQT Corporation leading the way.

Top Detractors from Performance

  The health care and communications services sectors detracted from relative performance during the period.

  Challenging stock selection in the health care sector weighed on performance , especially due to our holding in UnitedHealth Group Incorporated.

  Within the consumer discretionary sector, unfavorable stock selection led to underperformance, with the holding in Omnicom Group Inc. resulting in the greatest loss of return.

  A position in International Paper Company also detracted.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class A	Russell 1000® Index	Russell 1000® Value Index
Dec 19	$9,425	$10,000	$10,000
Oct 20	$8,116	$10,683	$8,411
Oct 21	$12,651	$15,331	$12,092
Oct 22	$12,611	$12,820	$11,245
Oct 23	$12,835	$14,036	$11,260
Oct 24	$16,479	$19,380	$14,748
Oct 25	$18,373	$23,476	$16,392

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class A - (Inception 12/16/2019)	11.49%	17.75%	12.03%
Class A (with sales charge)Footnote Reference1	5.09%	16.36%	10.91%
Russell 1000® Index	21.14%	17.05%	15.46%
Russell 1000® Value Index	11.15%	14.28%	9.76%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

Fund Information

Key Fund Statistics

Net Assets	$745,292,522
Number of Portfolio Holdings	81
Portfolio Turnover Rate	80.73%
Advisory Fees - net of reimbursement & waiver, if any	$3,350,538

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	89.5%
Short-Term Investment	3.4%
Repurchase Agreements	0.6%
Other assets in excess of liabilities	6.5%
Banks	11.2%
Oil, Gas & Consumable Fuels	10.2%
Insurance	6.4%
Pharmaceuticals	5.4%
Health Care Providers & Services	5.3%
Financial Services	4.9%
Communications Equipment	4.0%
Aerospace & Defense	3.6%
Health Care Equipment & Supplies	3.1%
Metals & Mining	3.1%
Other IndustriesFootnote Reference#	42.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund

Annual Shareholder Report - October 31, 2025

AR-DUSE-A (10-25)

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund

Class K: NWAMX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class K	$74	0.70%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

For the 12-month period ending October 31, 2025, the Fund outperformed its benchmark, the Russell 1000® Value Index, Of the two strategies that comprise the Fund, stock selection in the Equity Income sleeve was the primary source of excess returns, while the Asset Allocation sleeve neither contributed nor detracted from relative performance. During the trailing 12 months, U.S. equities experienced robust performance, with major indices reaching record highs. This was driven by enthusiasm for AI, strong corporate earnings, an improving inflation outlook, and a shift in the Federal Reserve’s policy toward easing. Performance was largely concentrated in mega-cap technology stocks, particularly those related to AI. The period was not without volatility, however, as the U.S. market fell over 20% from mid-January highs after the Trump administration’s aggressive tariff policies caused turmoil. Sentiment improved after a 90-day pause on broad tariffs, and trade negotiations—particularly between China and the U.S.—showed progress.

Top Contributors to Performance

  From a sector perspective, the industrial and energy sectors were the largest contributors during the period.

  Within industrials, effective stock selection contributed positively during the period, with holdings in Howmet Aerospace Inc. and GE Vernova Inc. being the largest contributors.

  Beneficial holdings in the energy sector also contributed to the Fund’s outperformance, with the position in EQT Corporation leading the way.

Top Detractors from Performance

  The health care and communications services sectors detracted from relative performance during the period.

  Challenging stock selection in the health care sector weighed on performance , especially due to our holding in UnitedHealth Group Incorporated.

  Within the consumer discretionary sector, unfavorable stock selection led to underperformance, with the holding in Omnicom Group Inc. resulting in the greatest loss of return.

  A position in International Paper Company also detracted.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class K	Russell 1000® Index	Russell 1000® Value Index
Oct 15	$10,000	$10,000	$10,000
Oct 16	$10,315	$10,426	$10,637
Oct 17	$12,464	$12,893	$12,528
Oct 18	$13,503	$13,793	$12,908
Oct 19	$14,989	$15,745	$14,355
Oct 20	$13,628	$17,456	$13,268
Oct 21	$21,291	$25,051	$19,074
Oct 22	$21,257	$20,948	$17,739
Oct 23	$21,667	$22,935	$17,762
Oct 24	$27,863	$31,666	$23,264
Oct 25	$31,120	$38,358	$25,858

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class KFootnote Reference1,Footnote Reference2	11.66%Footnote Reference*	17.96%	12.02%
Russell 1000® Index	21.14%	17.05%	14.39%
Russell 1000® Value Index	11.15%	14.28%	9.97%
Footnote	Description
Footnote[1]	Total returns prior to the Fund’s inception on December 14, 2019 are based on the performance of the Fund’s predecessor fund.
Footnote[2]	Not subject to any sales charges.
Footnote*	Please see the Fund’s Financial Highlights for additional information.

Fund Information

Key Fund Statistics

Net Assets	$745,292,522
Number of Portfolio Holdings	81
Portfolio Turnover Rate	80.73%
Advisory Fees - net of reimbursement & waiver, if any	$3,350,538

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	89.5%
Short-Term Investment	3.4%
Repurchase Agreements	0.6%
Other assets in excess of liabilities	6.5%
Banks	11.2%
Oil, Gas & Consumable Fuels	10.2%
Insurance	6.4%
Pharmaceuticals	5.4%
Health Care Providers & Services	5.3%
Financial Services	4.9%
Communications Equipment	4.0%
Aerospace & Defense	3.6%
Health Care Equipment & Supplies	3.1%
Metals & Mining	3.1%
Other IndustriesFootnote Reference#	42.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund

Annual Shareholder Report - October 31, 2025

AR-DUSE-K (10-25)

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund

Class R6: NWANX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$64	0.60%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

For the 12-month period ending October 31, 2025, the Fund outperformed its benchmark, the Russell 1000® Value Index, Of the two strategies that comprise the Fund, stock selection in the Equity Income sleeve was the primary source of excess returns, while the Asset Allocation sleeve neither contributed nor detracted from relative performance. During the trailing 12 months, U.S. equities experienced robust performance, with major indices reaching record highs. This was driven by enthusiasm for AI, strong corporate earnings, an improving inflation outlook, and a shift in the Federal Reserve’s policy toward easing. Performance was largely concentrated in mega-cap technology stocks, particularly those related to AI. The period was not without volatility, however, as the U.S. market fell over 20% from mid-January highs after the Trump administration’s aggressive tariff policies caused turmoil. Sentiment improved after a 90-day pause on broad tariffs, and trade negotiations—particularly between China and the U.S.—showed progress.

Top Contributors to Performance

  From a sector perspective, the industrial and energy sectors were the largest contributors during the period.

  Within industrials, effective stock selection contributed positively during the period, with holdings in Howmet Aerospace Inc. and GE Vernova Inc. being the largest contributors.

  Beneficial holdings in the energy sector also contributed to the Fund’s outperformance, with the position in EQT Corporation leading the way.

Top Detractors from Performance

  The health care and communications services sectors detracted from relative performance during the period.

  Challenging stock selection in the health care sector weighed on performance , especially due to our holding in UnitedHealth Group Incorporated.

  Within the consumer discretionary sector, unfavorable stock selection led to underperformance, with the holding in Omnicom Group Inc. resulting in the greatest loss of return.

  A position in International Paper Company also detracted.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	Russell 1000® Index	Russell 1000® Value Index
Dec 19	$1,000,000	$1,000,000	$1,000,000
Oct 20	$864,909	$1,068,300	$841,100
Oct 21	$1,351,989	$1,533,134	$1,209,165
Oct 22	$1,351,496	$1,282,035	$1,124,524
Oct 23	$1,378,699	$1,403,622	$1,125,986
Oct 24	$1,775,029	$1,937,964	$1,474,775
Oct 25	$1,984,442	$2,347,570	$1,639,187

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class R6 - (Inception 12/16/2019)Footnote Reference1	11.80%	18.07%	12.37%
Russell 1000® Index	21.14%	17.05%	15.46%
Russell 1000® Value Index	11.15%	14.28%	9.76%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$745,292,522
Number of Portfolio Holdings	81
Portfolio Turnover Rate	80.73%
Advisory Fees - net of reimbursement & waiver, if any	$3,350,538

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	89.5%
Short-Term Investment	3.4%
Repurchase Agreements	0.6%
Other assets in excess of liabilities	6.5%
Banks	11.2%
Oil, Gas & Consumable Fuels	10.2%
Insurance	6.4%
Pharmaceuticals	5.4%
Health Care Providers & Services	5.3%
Financial Services	4.9%
Communications Equipment	4.0%
Aerospace & Defense	3.6%
Health Care Equipment & Supplies	3.1%
Metals & Mining	3.1%
Other IndustriesFootnote Reference#	42.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund

Annual Shareholder Report - October 31, 2025

AR-DUSE-R6 (10-25)

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund

Eagle Class: NWAPX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eagle Class	$64	0.60%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

For the 12-month period ending October 31, 2025, the Fund outperformed its benchmark, the Russell 1000® Value Index, Of the two strategies that comprise the Fund, stock selection in the Equity Income sleeve was the primary source of excess returns, while the Asset Allocation sleeve neither contributed nor detracted from relative performance. During the trailing 12 months, U.S. equities experienced robust performance, with major indices reaching record highs. This was driven by enthusiasm for AI, strong corporate earnings, an improving inflation outlook, and a shift in the Federal Reserve’s policy toward easing. Performance was largely concentrated in mega-cap technology stocks, particularly those related to AI. The period was not without volatility, however, as the U.S. market fell over 20% from mid-January highs after the Trump administration’s aggressive tariff policies caused turmoil. Sentiment improved after a 90-day pause on broad tariffs, and trade negotiations—particularly between China and the U.S.—showed progress.

Top Contributors to Performance

  From a sector perspective, the industrial and energy sectors were the largest contributors during the period.

  Within industrials, effective stock selection contributed positively during the period, with holdings in Howmet Aerospace Inc. and GE Vernova Inc. being the largest contributors.

  Beneficial holdings in the energy sector also contributed to the Fund’s outperformance, with the position in EQT Corporation leading the way.

Top Detractors from Performance

  The health care and communications services sectors detracted from relative performance during the period.

  Challenging stock selection in the health care sector weighed on performance , especially due to our holding in UnitedHealth Group Incorporated.

  Within the consumer discretionary sector, unfavorable stock selection led to underperformance, with the holding in Omnicom Group Inc. resulting in the greatest loss of return.

  A position in International Paper Company also detracted.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Eagle Class	Russell 1000® Index	Russell 1000® Value Index
Dec 19	$50,000	$50,000	$50,000
Oct 20	$43,207	$53,415	$42,055
Oct 21	$67,527	$76,657	$60,458
Oct 22	$67,491	$64,102	$56,226
Oct 23	$68,862	$70,181	$56,299
Oct 24	$88,644	$96,898	$73,739
Oct 25	$99,119	$117,378	$81,959

Average Annual Total Returns

	1 Year	5 Years	Since inception
Eagle Class - (Inception 12/16/2019)Footnote Reference1	11.73%Footnote Reference*	18.07%	12.35%
Russell 1000® Index	21.14%	17.05%	15.46%
Russell 1000® Value Index	11.15%	14.28%	9.76%
Footnote	Description
Footnote[1]	Not subject to any sales charges.
Footnote*	Please see the Fund’s Financial Highlights for additional information.

Fund Information

Key Fund Statistics

Net Assets	$745,292,522
Number of Portfolio Holdings	81
Portfolio Turnover Rate	80.73%
Advisory Fees - net of reimbursement & waiver, if any	$3,350,538

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	89.5%
Short-Term Investment	3.4%
Repurchase Agreements	0.6%
Other assets in excess of liabilities	6.5%
Banks	11.2%
Oil, Gas & Consumable Fuels	10.2%
Insurance	6.4%
Pharmaceuticals	5.4%
Health Care Providers & Services	5.3%
Financial Services	4.9%
Communications Equipment	4.0%
Aerospace & Defense	3.6%
Health Care Equipment & Supplies	3.1%
Metals & Mining	3.1%
Other IndustriesFootnote Reference#	42.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund

Annual Shareholder Report - October 31, 2025

AR-DUSE-E (10-25)

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund

Institutional Service Class: NWAOX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$73	0.69%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

For the 12-month period ending October 31, 2025, the Fund outperformed its benchmark, the Russell 1000® Value Index, Of the two strategies that comprise the Fund, stock selection in the Equity Income sleeve was the primary source of excess returns, while the Asset Allocation sleeve neither contributed nor detracted from relative performance. During the trailing 12 months, U.S. equities experienced robust performance, with major indices reaching record highs. This was driven by enthusiasm for AI, strong corporate earnings, an improving inflation outlook, and a shift in the Federal Reserve’s policy toward easing. Performance was largely concentrated in mega-cap technology stocks, particularly those related to AI. The period was not without volatility, however, as the U.S. market fell over 20% from mid-January highs after the Trump administration’s aggressive tariff policies caused turmoil. Sentiment improved after a 90-day pause on broad tariffs, and trade negotiations—particularly between China and the U.S.—showed progress.

Top Contributors to Performance

  From a sector perspective, the industrial and energy sectors were the largest contributors during the period.

  Within industrials, effective stock selection contributed positively during the period, with holdings in Howmet Aerospace Inc. and GE Vernova Inc. being the largest contributors.

  Beneficial holdings in the energy sector also contributed to the Fund’s outperformance, with the position in EQT Corporation leading the way.

Top Detractors from Performance

  The health care and communications services sectors detracted from relative performance during the period.

  Challenging stock selection in the health care sector weighed on performance , especially due to our holding in UnitedHealth Group Incorporated.

  Within the consumer discretionary sector, unfavorable stock selection led to underperformance, with the holding in Omnicom Group Inc. resulting in the greatest loss of return.

  A position in International Paper Company also detracted.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Institutional Service Class	Russell 1000® Index	Russell 1000® Value Index
Dec 19	$50,000	$50,000	$50,000
Oct 20	$43,153	$53,415	$42,055
Oct 21	$67,430	$76,657	$60,458
Oct 22	$67,408	$64,102	$56,226
Oct 23	$68,751	$70,181	$56,299
Oct 24	$88,419	$96,898	$73,739
Oct 25	$98,759	$117,378	$81,959

Average Annual Total Returns

	1 Year	5 Years	Since inception
Institutional Service Class - (Inception 12/16/2019)Footnote Reference1	11.70%	18.01%	12.28%
Russell 1000® Index	21.14%	17.05%	15.46%
Russell 1000® Value Index	11.15%	14.28%	9.76%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$745,292,522
Number of Portfolio Holdings	81
Portfolio Turnover Rate	80.73%
Advisory Fees - net of reimbursement & waiver, if any	$3,350,538

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	89.5%
Short-Term Investment	3.4%
Repurchase Agreements	0.6%
Other assets in excess of liabilities	6.5%
Banks	11.2%
Oil, Gas & Consumable Fuels	10.2%
Insurance	6.4%
Pharmaceuticals	5.4%
Health Care Providers & Services	5.3%
Financial Services	4.9%
Communications Equipment	4.0%
Aerospace & Defense	3.6%
Health Care Equipment & Supplies	3.1%
Metals & Mining	3.1%
Other IndustriesFootnote Reference#	42.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund

Annual Shareholder Report - October 31, 2025

AR-DUSE-IS (10-25)

Nationwide Bond Index Fund

Class A: GBIAX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Bond Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$66	0.64%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund seeks to match the performance of the Bloomberg U.S. Aggregate Bond Index, factors affecting Index composition and performance also affect the Fund. Over the 12 months ending October 31, 2025, market conditions were shaped by anticipated Fed cuts, tightening spreads, and moderating inflation. The Fed continued its easing cycle in October, lowering rates to 3.75%–4.00%. Labor data weakened, with gains coming in below estimates and previous figures being revised downward. Treasury yields declined modestly, and spreads tightened amid improving risk sentiment. In recent months, headline and core Consumer Price Index readings remained below expectations, and current data does not yet suggest any major impacts from tariff-related price pressures.

Top Contributors to Performance

  Banking was one of the contributors to performance.

  Consumer Non-Cyclicals added to Fund performance.

  The Technology sector also contributed to performance.

Top Detractors from Performance

  The Financials sector detracted to performance.

  Utilities served as a detractor to performance.

  Industrials also hurt performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class A	Bloomberg U.S. Aggregate Bond Index
Oct 15	$9,772	$10,000
Oct 16	$10,127	$10,437
Oct 17	$10,143	$10,531
Oct 18	$9,872	$10,315
Oct 19	$10,933	$11,502
Oct 20	$11,505	$12,214
Oct 21	$11,379	$12,156
Oct 22	$9,538	$10,250
Oct 23	$9,514	$10,287
Oct 24	$10,437	$11,372
Oct 25	$11,011	$12,072

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	5.51%	-0.87%	1.20%
Class A (with sales charge)Footnote Reference1	3.14%	-1.32%	0.97%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Footnote	Description
Footnote[1]	A 2.25% front-end sales charge was deducted.

Fund Information

Key Fund Statistics

Net Assets	$253,184,887
Number of Portfolio Holdings	2,338
Portfolio Turnover Rate	78.72%
Advisory Fees - net of reimbursement & waiver, if any	$227,992

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

U.S. Treasury Obligations	44.8%
Mortgage-Backed Securities	24.2%
Corporate Bonds	23.8%
Repurchase Agreements	3.9%
Foreign Government Securities	1.7%
Commercial Mortgage-Backed Securities	1.6%
Supranational	1.3%
Municipal Bonds	0.5%
Other liabilities in excess of assets	-1.8%
Banks	4.4%
Capital Markets	1.7%
Oil, Gas & Consumable Fuels	1.6%
Electric Utilities	1.6%
Health Care Providers & Services	1.1%
Pharmaceuticals	0.9%
Insurance	0.7%
Consumer Finance	0.7%
Diversified Telecommunication Services	0.6%
Semiconductors & Semiconductor Equipment	0.6%
Other IndustriesFootnote Reference#	86.1%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bond Index Fund

Annual Shareholder Report - October 31, 2025

AR-BDX-A (10-25)

Nationwide Bond Index Fund

Class R6: GBXIX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Bond Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$23	0.22%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund seeks to match the performance of the Bloomberg U.S. Aggregate Bond Index, factors affecting Index composition and performance also affect the Fund. Over the 12 months ending October 31, 2025, market conditions were shaped by anticipated Fed cuts, tightening spreads, and moderating inflation. The Fed continued its easing cycle in October, lowering rates to 3.75%–4.00%. Labor data weakened, with gains coming in below estimates and previous figures being revised downward. Treasury yields declined modestly, and spreads tightened amid improving risk sentiment. In recent months, headline and core Consumer Price Index readings remained below expectations, and current data does not yet suggest any major impacts from tariff-related price pressures.

Top Contributors to Performance

  Banking was one of the contributors to performance.

  Consumer Non-Cyclicals added to Fund performance.

  The Technology sector also contributed to performance.

Top Detractors from Performance

  The Financials sector detracted to performance.

  Utilities served as a detractor to performance.

  Industrials also hurt performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index
Oct 15	$1,000,000	$1,000,000
Oct 16	$1,041,557	$1,043,700
Oct 17	$1,047,569	$1,053,093
Oct 18	$1,022,684	$1,031,505
Oct 19	$1,138,657	$1,150,231
Oct 20	$1,203,403	$1,221,430
Oct 21	$1,195,181	$1,215,568
Oct 22	$1,005,813	$1,024,967
Oct 23	$1,007,576	$1,028,656
Oct 24	$1,111,265	$1,137,180
Oct 25	$1,176,261	$1,207,230

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	5.85%	-0.46%	1.64%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$253,184,887
Number of Portfolio Holdings	2,338
Portfolio Turnover Rate	78.72%
Advisory Fees - net of reimbursement & waiver, if any	$227,992

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

U.S. Treasury Obligations	44.8%
Mortgage-Backed Securities	24.2%
Corporate Bonds	23.8%
Repurchase Agreements	3.9%
Foreign Government Securities	1.7%
Commercial Mortgage-Backed Securities	1.6%
Supranational	1.3%
Municipal Bonds	0.5%
Other liabilities in excess of assets	-1.8%
Banks	4.4%
Capital Markets	1.7%
Oil, Gas & Consumable Fuels	1.6%
Electric Utilities	1.6%
Health Care Providers & Services	1.1%
Pharmaceuticals	0.9%
Insurance	0.7%
Consumer Finance	0.7%
Diversified Telecommunication Services	0.6%
Semiconductors & Semiconductor Equipment	0.6%
Other IndustriesFootnote Reference#	86.1%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bond Index Fund

Annual Shareholder Report - October 31, 2025

AR-BDX-R6 (10-25)

Nationwide Bond Index Fund

Institutional Service Class: NWXOX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Bond Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$48	0.47%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund seeks to match the performance of the Bloomberg U.S. Aggregate Bond Index, factors affecting Index composition and performance also affect the Fund. Over the 12 months ending October 31, 2025, market conditions were shaped by anticipated Fed cuts, tightening spreads, and moderating inflation. The Fed continued its easing cycle in October, lowering rates to 3.75%–4.00%. Labor data weakened, with gains coming in below estimates and previous figures being revised downward. Treasury yields declined modestly, and spreads tightened amid improving risk sentiment. In recent months, headline and core Consumer Price Index readings remained below expectations, and current data does not yet suggest any major impacts from tariff-related price pressures.

Top Contributors to Performance

  Banking was one of the contributors to performance.

  Consumer Non-Cyclicals added to Fund performance.

  The Technology sector also contributed to performance.

Top Detractors from Performance

  The Financials sector detracted to performance.

  Utilities served as a detractor to performance.

  Industrials also hurt performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Institutional Service Class	Bloomberg U.S. Aggregate Bond Index
Dec 16	$50,000	$50,000
Oct 17	$51,533	$51,675
Oct 18	$50,200	$50,616
Oct 19	$55,754	$56,442
Oct 20	$58,728	$59,935
Oct 21	$58,231	$59,648
Oct 22	$48,875	$50,295
Oct 23	$48,838	$50,476
Oct 24	$53,675	$55,801
Oct 25	$56,732	$59,238

Average Annual Total Returns

	1 Year	5 Years	Since inception
Institutional Service Class - (Inception 12/06/2016)Footnote Reference1	5.70%	-0.69%	1.43%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.93%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$253,184,887
Number of Portfolio Holdings	2,338
Portfolio Turnover Rate	78.72%
Advisory Fees - net of reimbursement & waiver, if any	$227,992

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

U.S. Treasury Obligations	44.8%
Mortgage-Backed Securities	24.2%
Corporate Bonds	23.8%
Repurchase Agreements	3.9%
Foreign Government Securities	1.7%
Commercial Mortgage-Backed Securities	1.6%
Supranational	1.3%
Municipal Bonds	0.5%
Other liabilities in excess of assets	-1.8%
Banks	4.4%
Capital Markets	1.7%
Oil, Gas & Consumable Fuels	1.6%
Electric Utilities	1.6%
Health Care Providers & Services	1.1%
Pharmaceuticals	0.9%
Insurance	0.7%
Consumer Finance	0.7%
Diversified Telecommunication Services	0.6%
Semiconductors & Semiconductor Equipment	0.6%
Other IndustriesFootnote Reference#	86.1%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bond Index Fund

Annual Shareholder Report - October 31, 2025

AR-BDX-IS (10-25)

Nationwide Bond Portfolio

Class R6

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Bond Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$34	0.33%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The macroeconomic environment has experienced increased volatility over the past year. The Fed Funds rate ended 2024 with two 25-basis-point cuts in November and December. Although the Fed has emphasized its data dependency, a weakening labor market prompted two additional 25-basis-point cuts in September and October. U.S. GDP growth rebounded to 3.3% in Q2 2025 but is projected to slow through the end of the year. Inflation remained a focus, with the annual Consumer Price Index at 3.0% in September. Geopolitical tensions, especially new tariffs, contributed to heightened market volatility. Credit spreads generally tightened, reflecting improved sentiment despite elevated overall volatility.

Top Contributors to Performance

  The Country Strategy contributed most to performance, led by our long New Zealand rates versus short Japanese rates.

  The Duration Strategy added to returns due to our month-end Treasury auction strategy.

  An overweight to Mortgage Backed Securities (MBS), Commercial Mortgage Backed Securities, and Collateralized Loan Obligations positively affected performance.

Top Detractors from Performance

  Government Selection Strategy detracted from performance due to our preference for futures over cash Treasuries as an element of duration management.

  Overweight to non-agency MBS detracted from returns.

  A long Norwegian rates position versus short US rates detracted from performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index
Mar 21	$1,000,000	$1,000,000
Oct 21	$1,010,000	$1,005,800
Oct 22	$838,235	$848,091
Oct 23	$841,248	$851,144
Oct 24	$935,431	$940,939
Oct 25	$998,436	$998,901

Average Annual Total Returns

	1 Year	3 Years	Since inception
Class R6 - (Inception 03/12/2021)Footnote Reference1	6.74%	6.00%	-0.03%
Bloomberg U.S. Aggregate Bond Index	6.16%	5.60%	0.13%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$934,138,002
Number of Portfolio Holdings	706
Portfolio Turnover Rate	219.87%
Advisory Fees - net of reimbursement & waiver, if any	$2,421,014

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Mortgage-Backed Securities	32.6%
U.S. Treasury Obligations	27.6%
Corporate Bonds	19.4%
Asset-Backed Securities	9.7%
Commercial Mortgage-Backed Securities	7.6%
Short-Term Investments	4.0%
Collateralized Mortgage Obligations	3.3%
Repurchase Agreements	2.3%
Foreign Government Securities	0.9%
Other liabilities in excess of assets	-7.4%
Banks	2.1%
Oil, Gas & Consumable Fuels	1.7%
Health Care Providers & Services	1.6%
Capital Markets	1.3%
Software	1.2%
Food Products	1.1%
Hotels, Restaurants & Leisure	1.0%
Aerospace & Defense	0.6%
Beverages	0.6%
Other IndustriesFootnote Reference#	88.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Bond Portfolio

Annual Shareholder Report - October 31, 2025

AR-BDP-R6 (10-25)

Nationwide Destination 2030 Fund

Class A: NWIAX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Destination 2030 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$66	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities also posted strong gains, supported by a weaker U.S. dollar, returning 23.03% over the past year. The target date Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  Nationwide Bond Portfolio

Top Detractors from Performance

  iShares 20+ Year Treasury Bond ETF

  Nationwide Mid Cap Market Index Fund

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class A	MSCI All Country World Index	S&P Target Date To 2030 Index
Oct 15	$9,422	$10,000	$10,000
Oct 16	$9,641	$10,205	$10,343
Oct 17	$11,282	$12,573	$11,867
Oct 18	$11,198	$12,508	$11,907
Oct 19	$12,410	$14,082	$13,208
Oct 20	$12,841	$14,771	$13,739
Oct 21	$15,919	$20,277	$16,836
Oct 22	$12,985	$16,230	$14,302
Oct 23	$13,629	$17,935	$15,152
Oct 24	$16,499	$23,816	$18,330
Oct 25	$18,730	$29,208	$20,716

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	13.52%	7.84%	7.11%
Class A (with sales charge)Footnote Reference1	6.95%	6.56%	6.48%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2030 Index	13.02%	8.56%	7.55%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

Fund Information

Key Fund Statistics

Net Assets	$191,976,614
Number of Portfolio Holdings	17
Portfolio Turnover Rate	40.14%
Advisory Fees - net of reimbursement & waiver, if any	$257,817

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	53.5%
Fixed Income Fund	38.9%
Alternative Assets	4.1%
Money Market Fund	3.5%
Repurchase Agreement	1.9%
Other liabilities in excess of assets	-1.9%
Nationwide Bond Portfolio, Class R6	32.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	18.3%
Nationwide International Index Fund, Class R6	8.1%
Nationwide International Equity Portfolio, Class R6	7.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	7.0%
Nationwide Strategic Income Fund, Class R6	4.1%
Nationwide Large Cap Equity Portfolio, Class R6	3.8%
Fidelity Investments Money Market Government Portfolio – Institutional Class	3.4%
Nationwide Inflation-Protected Securities Fund, Class R6	3.4%
iShares Core S&P 500 ETF	3.0%
Other HoldingsFootnote Reference#	9.2%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2030 Fund

Annual Shareholder Report - October 31, 2025

AR-TD-2030-A (10-25)

Nationwide Destination 2030 Fund

Class R: NWBIX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Destination 2030 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$94	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities also posted strong gains, supported by a weaker U.S. dollar, returning 23.03% over the past year. The target date Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  Nationwide Bond Portfolio

Top Detractors from Performance

  iShares 20+ Year Treasury Bond ETF

  Nationwide Mid Cap Market Index Fund

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class R	MSCI All Country World Index	S&P Target Date To 2030 Index
Oct 15	$10,000	$10,000	$10,000
Oct 16	$10,205	$10,205	$10,343
Oct 17	$11,920	$12,573	$11,867
Oct 18	$11,787	$12,508	$11,907
Oct 19	$13,033	$14,082	$13,208
Oct 20	$13,459	$14,771	$13,739
Oct 21	$16,628	$20,277	$16,836
Oct 22	$13,533	$16,230	$14,302
Oct 23	$14,169	$17,935	$15,152
Oct 24	$17,110	$23,816	$18,330
Oct 25	$19,364	$29,208	$20,716

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class RFootnote Reference1	13.18%	7.55%	6.83%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2030 Index	13.02%	8.56%	7.55%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$191,976,614
Number of Portfolio Holdings	17
Portfolio Turnover Rate	40.14%
Advisory Fees - net of reimbursement & waiver, if any	$257,817

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	53.5%
Fixed Income Fund	38.9%
Alternative Assets	4.1%
Money Market Fund	3.5%
Repurchase Agreement	1.9%
Other liabilities in excess of assets	-1.9%
Nationwide Bond Portfolio, Class R6	32.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	18.3%
Nationwide International Index Fund, Class R6	8.1%
Nationwide International Equity Portfolio, Class R6	7.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	7.0%
Nationwide Strategic Income Fund, Class R6	4.1%
Nationwide Large Cap Equity Portfolio, Class R6	3.8%
Fidelity Investments Money Market Government Portfolio – Institutional Class	3.4%
Nationwide Inflation-Protected Securities Fund, Class R6	3.4%
iShares Core S&P 500 ETF	3.0%
Other HoldingsFootnote Reference#	9.2%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2030 Fund

Annual Shareholder Report - October 31, 2025

AR-TD-2030-R (10-25)

Nationwide Destination 2030 Fund

Class R6: NWIIX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Destination 2030 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities also posted strong gains, supported by a weaker U.S. dollar, returning 23.03% over the past year. The target date Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  Nationwide Bond Portfolio

Top Detractors from Performance

  iShares 20+ Year Treasury Bond ETF

  Nationwide Mid Cap Market Index Fund

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	MSCI All Country World Index	S&P Target Date To 2030 Index
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$1,028,120	$1,020,480	$1,034,300
Oct 17	$1,208,833	$1,257,261	$1,186,652
Oct 18	$1,204,439	$1,250,753	$1,190,687
Oct 19	$1,341,557	$1,408,241	$1,320,829
Oct 20	$1,396,334	$1,477,072	$1,373,926
Oct 21	$1,738,811	$2,027,687	$1,683,609
Oct 22	$1,425,412	$1,623,015	$1,430,226
Oct 23	$1,502,728	$1,793,462	$1,515,182
Oct 24	$1,829,114	$2,381,553	$1,832,974
Oct 25	$2,085,896	$2,920,802	$2,071,627

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	14.04%	8.36%	7.63%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2030 Index	13.02%	8.56%	7.55%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$191,976,614
Number of Portfolio Holdings	17
Portfolio Turnover Rate	40.14%
Advisory Fees - net of reimbursement & waiver, if any	$257,817

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	53.5%
Fixed Income Fund	38.9%
Alternative Assets	4.1%
Money Market Fund	3.5%
Repurchase Agreement	1.9%
Other liabilities in excess of assets	-1.9%
Nationwide Bond Portfolio, Class R6	32.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	18.3%
Nationwide International Index Fund, Class R6	8.1%
Nationwide International Equity Portfolio, Class R6	7.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	7.0%
Nationwide Strategic Income Fund, Class R6	4.1%
Nationwide Large Cap Equity Portfolio, Class R6	3.8%
Fidelity Investments Money Market Government Portfolio – Institutional Class	3.4%
Nationwide Inflation-Protected Securities Fund, Class R6	3.4%
iShares Core S&P 500 ETF	3.0%
Other HoldingsFootnote Reference#	9.2%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2030 Fund

Annual Shareholder Report - October 31, 2025

AR-TD-2030-R6 (10-25)

Nationwide Destination 2030 Fund

Institutional Service Class: NWISX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Destination 2030 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$41	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities also posted strong gains, supported by a weaker U.S. dollar, returning 23.03% over the past year. The target date Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  Nationwide Bond Portfolio

Top Detractors from Performance

  iShares 20+ Year Treasury Bond ETF

  Nationwide Mid Cap Market Index Fund

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Institutional Service Class	MSCI All Country World Index	S&P Target Date To 2030 Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$51,282	$51,024	$51,715
Oct 17	$60,200	$62,863	$59,333
Oct 18	$59,836	$62,538	$59,534
Oct 19	$66,452	$70,412	$66,041
Oct 20	$69,004	$73,854	$68,696
Oct 21	$85,758	$101,384	$84,180
Oct 22	$70,101	$81,151	$71,511
Oct 23	$73,702	$89,673	$75,759
Oct 24	$89,461	$119,078	$91,649
Oct 25	$101,763	$146,040	$103,581

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	13.75%	8.08%	7.36%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2030 Index	13.02%	8.56%	7.55%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$191,976,614
Number of Portfolio Holdings	17
Portfolio Turnover Rate	40.14%
Advisory Fees - net of reimbursement & waiver, if any	$257,817

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	53.5%
Fixed Income Fund	38.9%
Alternative Assets	4.1%
Money Market Fund	3.5%
Repurchase Agreement	1.9%
Other liabilities in excess of assets	-1.9%
Nationwide Bond Portfolio, Class R6	32.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	18.3%
Nationwide International Index Fund, Class R6	8.1%
Nationwide International Equity Portfolio, Class R6	7.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	7.0%
Nationwide Strategic Income Fund, Class R6	4.1%
Nationwide Large Cap Equity Portfolio, Class R6	3.8%
Fidelity Investments Money Market Government Portfolio – Institutional Class	3.4%
Nationwide Inflation-Protected Securities Fund, Class R6	3.4%
iShares Core S&P 500 ETF	3.0%
Other HoldingsFootnote Reference#	9.2%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2030 Fund

Annual Shareholder Report - October 31, 2025

AR-TD-2030-IS (10-25)

Nationwide Destination 2035 Fund

Class A: NWLAX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Destination 2035 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$67	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities also posted strong gains, supported by a weaker U.S. dollar, returning 23.03% over the past year. The target date Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  Nationwide Bond Portfolio

Top Detractors from Performance

  iShares 20+ Year Treasury Bond ETF

  Nationwide Mid Cap Market Index Fund

  Fidelity Investment Money Market Government Portfolio

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class A	MSCI All Country World Index	S&P Target Date To 2035 Index
Oct 15	$9,426	$10,000	$10,000
Oct 16	$9,643	$10,205	$10,328
Oct 17	$11,403	$12,573	$12,008
Oct 18	$11,308	$12,508	$12,060
Oct 19	$12,564	$14,082	$13,414
Oct 20	$12,908	$14,771	$13,893
Oct 21	$16,625	$20,277	$17,632
Oct 22	$13,434	$16,230	$14,795
Oct 23	$14,196	$17,935	$15,836
Oct 24	$17,560	$23,816	$19,580
Oct 25	$20,184	$29,208	$22,480

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	14.94%	9.35%	7.91%
Class A (with sales charge)Footnote Reference1	8.38%	8.08%	7.28%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2035 Index	14.81%	10.10%	8.44%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

Fund Information

Key Fund Statistics

Net Assets	$187,302,337
Number of Portfolio Holdings	16
Portfolio Turnover Rate	39.01%
Advisory Fees - net of reimbursement & waiver, if any	$253,699

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	65.3%
Fixed Income Fund	30.0%
Alternative Assets	3.0%
Repurchase Agreement	2.0%
Money Market Fund	1.7%
Other liabilities in excess of assets	-2.0%
Nationwide Bond Portfolio, Class R6	26.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	21.8%
Nationwide International Index Fund, Class R6	9.6%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	8.4%
Nationwide International Equity Portfolio, Class R6	8.0%
Nationwide Large Cap Equity Portfolio, Class R6	4.6%
iShares Core MSCI Emerging Markets ETF	3.2%
Nationwide Strategic Income Fund, Class R6	3.0%
iShares Core S&P 500 ETF	3.0%
Nationwide Small Cap Index Fund, Class R6	2.3%
Other HoldingsFootnote Reference#	9.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2035 Fund

Annual Shareholder Report - October 31, 2025

AR-TD-2035-A (10-25)

Nationwide Destination 2035 Fund

Class R: NWLBX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Destination 2035 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$95	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities also posted strong gains, supported by a weaker U.S. dollar, returning 23.03% over the past year. The target date Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  Nationwide Bond Portfolio

Top Detractors from Performance

  iShares 20+ Year Treasury Bond ETF

  Nationwide Mid Cap Market Index Fund

  Fidelity Investment Money Market Government Portfolio

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class R	MSCI All Country World Index	S&P Target Date To 2035 Index
Oct 15	$10,000	$10,000	$10,000
Oct 16	$10,202	$10,205	$10,328
Oct 17	$12,037	$12,573	$12,008
Oct 18	$11,905	$12,508	$12,060
Oct 19	$13,187	$14,082	$13,414
Oct 20	$13,524	$14,771	$13,893
Oct 21	$17,364	$20,277	$17,632
Oct 22	$13,994	$16,230	$14,795
Oct 23	$14,735	$17,935	$15,836
Oct 24	$18,179	$23,816	$19,580
Oct 25	$20,854	$29,208	$22,480

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class RFootnote Reference1	14.72%	9.05%	7.63%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2035 Index	14.81%	10.10%	8.44%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$187,302,337
Number of Portfolio Holdings	16
Portfolio Turnover Rate	39.01%
Advisory Fees - net of reimbursement & waiver, if any	$253,699

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	65.3%
Fixed Income Fund	30.0%
Alternative Assets	3.0%
Repurchase Agreement	2.0%
Money Market Fund	1.7%
Other liabilities in excess of assets	-2.0%
Nationwide Bond Portfolio, Class R6	26.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	21.8%
Nationwide International Index Fund, Class R6	9.6%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	8.4%
Nationwide International Equity Portfolio, Class R6	8.0%
Nationwide Large Cap Equity Portfolio, Class R6	4.6%
iShares Core MSCI Emerging Markets ETF	3.2%
Nationwide Strategic Income Fund, Class R6	3.0%
iShares Core S&P 500 ETF	3.0%
Nationwide Small Cap Index Fund, Class R6	2.3%
Other HoldingsFootnote Reference#	9.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2035 Fund

Annual Shareholder Report - October 31, 2025

AR-TD-2035-R (10-25)

Nationwide Destination 2035 Fund

Class R6: NWLIX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Destination 2035 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities also posted strong gains, supported by a weaker U.S. dollar, returning 23.03% over the past year. The target date Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  Nationwide Bond Portfolio

Top Detractors from Performance

  iShares 20+ Year Treasury Bond ETF

  Nationwide Mid Cap Market Index Fund

  Fidelity Investment Money Market Government Portfolio

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	MSCI All Country World Index	S&P Target Date To 2035 Index
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$1,027,580	$1,020,480	$1,032,800
Oct 17	$1,221,759	$1,257,261	$1,200,837
Oct 18	$1,216,466	$1,250,753	$1,206,000
Oct 19	$1,358,714	$1,408,241	$1,341,434
Oct 20	$1,402,547	$1,477,072	$1,389,323
Oct 21	$1,816,413	$2,027,687	$1,763,190
Oct 22	$1,473,981	$1,623,015	$1,479,493
Oct 23	$1,563,519	$1,793,462	$1,583,649
Oct 24	$1,942,956	$2,381,553	$1,958,038
Oct 25	$2,245,859	$2,920,802	$2,248,023

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	15.59%	9.87%	8.43%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2035 Index	14.81%	10.10%	8.44%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$187,302,337
Number of Portfolio Holdings	16
Portfolio Turnover Rate	39.01%
Advisory Fees - net of reimbursement & waiver, if any	$253,699

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	65.3%
Fixed Income Fund	30.0%
Alternative Assets	3.0%
Repurchase Agreement	2.0%
Money Market Fund	1.7%
Other liabilities in excess of assets	-2.0%
Nationwide Bond Portfolio, Class R6	26.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	21.8%
Nationwide International Index Fund, Class R6	9.6%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	8.4%
Nationwide International Equity Portfolio, Class R6	8.0%
Nationwide Large Cap Equity Portfolio, Class R6	4.6%
iShares Core MSCI Emerging Markets ETF	3.2%
Nationwide Strategic Income Fund, Class R6	3.0%
iShares Core S&P 500 ETF	3.0%
Nationwide Small Cap Index Fund, Class R6	2.3%
Other HoldingsFootnote Reference#	9.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2035 Fund

Annual Shareholder Report - October 31, 2025

AR-TD-2035-R6 (10-25)

Nationwide Destination 2035 Fund

Institutional Service Class: NWLSX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Destination 2035 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$41	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities also posted strong gains, supported by a weaker U.S. dollar, returning 23.03% over the past year. The target date Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  Nationwide Bond Portfolio

Top Detractors from Performance

  iShares 20+ Year Treasury Bond ETF

  Nationwide Mid Cap Market Index Fund

  Fidelity Investment Money Market Government Portfolio

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Institutional Service Class	MSCI All Country World Index	S&P Target Date To 2035 Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$51,259	$51,024	$51,640
Oct 17	$60,792	$62,863	$60,042
Oct 18	$60,377	$62,538	$60,300
Oct 19	$67,243	$70,412	$67,072
Oct 20	$69,286	$73,854	$69,466
Oct 21	$89,442	$101,384	$88,160
Oct 22	$72,484	$81,151	$73,975
Oct 23	$76,689	$89,673	$79,182
Oct 24	$95,050	$119,078	$97,902
Oct 25	$109,525	$146,040	$112,401

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	15.23%	9.59%	8.16%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2035 Index	14.81%	10.10%	8.44%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$187,302,337
Number of Portfolio Holdings	16
Portfolio Turnover Rate	39.01%
Advisory Fees - net of reimbursement & waiver, if any	$253,699

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	65.3%
Fixed Income Fund	30.0%
Alternative Assets	3.0%
Repurchase Agreement	2.0%
Money Market Fund	1.7%
Other liabilities in excess of assets	-2.0%
Nationwide Bond Portfolio, Class R6	26.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	21.8%
Nationwide International Index Fund, Class R6	9.6%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	8.4%
Nationwide International Equity Portfolio, Class R6	8.0%
Nationwide Large Cap Equity Portfolio, Class R6	4.6%
iShares Core MSCI Emerging Markets ETF	3.2%
Nationwide Strategic Income Fund, Class R6	3.0%
iShares Core S&P 500 ETF	3.0%
Nationwide Small Cap Index Fund, Class R6	2.3%
Other HoldingsFootnote Reference#	9.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2035 Fund

Annual Shareholder Report - October 31, 2025

AR-TD-2035-IS (10-25)

Nationwide Destination 2040 Fund

Class A: NWMAX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Destination 2040 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$68	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities also posted strong gains, supported by a weaker U.S. dollar, returning 23.03% over the past year. The target date Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  Nationwide U.S. 130/30 Equity Portfolio

Top Detractors from Performance

  iShares 20+ Year Treasury Bond ETF

  Nationwide Inflation-Protected Securities Fund

  Fidelity Investment Money Market Government Portfolio

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class A	MSCI All Country World Index	S&P Target Date To 2040 Index
Oct 15	$9,421	$10,000	$10,000
Oct 16	$9,625	$10,205	$10,323
Oct 17	$11,497	$12,573	$12,182
Oct 18	$11,431	$12,508	$12,252
Oct 19	$12,721	$14,082	$13,648
Oct 20	$13,042	$14,771	$14,035
Oct 21	$17,228	$20,277	$18,279
Oct 22	$13,827	$16,230	$15,228
Oct 23	$14,715	$17,935	$16,446
Oct 24	$18,549	$23,816	$20,708
Oct 25	$21,592	$29,208	$24,075

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	16.41%	10.61%	8.65%
Class A (with sales charge)Footnote Reference1	9.69%	9.30%	8.00%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2040 Index	16.26%	11.40%	9.18%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

Fund Information

Key Fund Statistics

Net Assets	$187,390,907
Number of Portfolio Holdings	16
Portfolio Turnover Rate	40.90%
Advisory Fees - net of reimbursement & waiver, if any	$242,765

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	75.6%
Fixed Income Fund	21.6%
Repurchase Agreement	2.6%
Alternative Assets	2.2%
Money Market Fund	0.6%
Other liabilities in excess of assets	-2.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	25.6%
Nationwide Bond Portfolio, Class R6	19.4%
Nationwide International Index Fund, Class R6	11.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	9.5%
Nationwide International Equity Portfolio, Class R6	8.7%
Nationwide Large Cap Equity Portfolio, Class R6	5.3%
iShares Core MSCI Emerging Markets ETF	3.8%
iShares Core S&P 500 ETF	3.0%
Nationwide Small Cap Index Fund, Class R6	2.7%
Nationwide Mid Cap Market Index Fund, Class R6	2.2%
Other HoldingsFootnote Reference#	8.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2040 Fund

Annual Shareholder Report - October 31, 2025

AR-TD-2040-A (10-25)

Nationwide Destination 2040 Fund

Class R: NWMDX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Destination 2040 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$96	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities also posted strong gains, supported by a weaker U.S. dollar, returning 23.03% over the past year. The target date Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  Nationwide U.S. 130/30 Equity Portfolio

Top Detractors from Performance

  iShares 20+ Year Treasury Bond ETF

  Nationwide Inflation-Protected Securities Fund

  Fidelity Investment Money Market Government Portfolio

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class R	MSCI All Country World Index	S&P Target Date To 2040 Index
Oct 15	$10,000	$10,000	$10,000
Oct 16	$10,197	$10,205	$10,323
Oct 17	$12,141	$12,573	$12,182
Oct 18	$12,049	$12,508	$12,252
Oct 19	$13,368	$14,082	$13,648
Oct 20	$13,673	$14,771	$14,035
Oct 21	$18,009	$20,277	$18,279
Oct 22	$14,420	$16,230	$15,228
Oct 23	$15,295	$17,935	$16,446
Oct 24	$19,217	$23,816	$20,708
Oct 25	$22,320	$29,208	$24,075

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class RFootnote Reference1	16.14%	10.30%	8.36%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2040 Index	16.26%	11.40%	9.18%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$187,390,907
Number of Portfolio Holdings	16
Portfolio Turnover Rate	40.90%
Advisory Fees - net of reimbursement & waiver, if any	$242,765

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	75.6%
Fixed Income Fund	21.6%
Repurchase Agreement	2.6%
Alternative Assets	2.2%
Money Market Fund	0.6%
Other liabilities in excess of assets	-2.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	25.6%
Nationwide Bond Portfolio, Class R6	19.4%
Nationwide International Index Fund, Class R6	11.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	9.5%
Nationwide International Equity Portfolio, Class R6	8.7%
Nationwide Large Cap Equity Portfolio, Class R6	5.3%
iShares Core MSCI Emerging Markets ETF	3.8%
iShares Core S&P 500 ETF	3.0%
Nationwide Small Cap Index Fund, Class R6	2.7%
Nationwide Mid Cap Market Index Fund, Class R6	2.2%
Other HoldingsFootnote Reference#	8.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2040 Fund

Annual Shareholder Report - October 31, 2025

AR-TD-2040-R (10-25)

Nationwide Destination 2040 Fund

Class R6: NWMHX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Destination 2040 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities also posted strong gains, supported by a weaker U.S. dollar, returning 23.03% over the past year. The target date Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  Nationwide U.S. 130/30 Equity Portfolio

Top Detractors from Performance

  iShares 20+ Year Treasury Bond ETF

  Nationwide Inflation-Protected Securities Fund

  Fidelity Investment Money Market Government Portfolio

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	MSCI All Country World Index	S&P Target Date To 2040 Index
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$1,027,237	$1,020,480	$1,032,300
Oct 17	$1,232,231	$1,257,261	$1,218,217
Oct 18	$1,231,052	$1,250,753	$1,225,161
Oct 19	$1,378,513	$1,408,241	$1,364,829
Oct 20	$1,420,392	$1,477,072	$1,403,454
Oct 21	$1,883,481	$2,027,687	$1,827,859
Oct 22	$1,518,661	$1,623,015	$1,522,789
Oct 23	$1,622,983	$1,793,462	$1,644,612
Oct 24	$2,057,179	$2,381,553	$2,070,762
Oct 25	$2,405,117	$2,920,802	$2,407,468

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	16.91%	11.11%	9.17%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2040 Index	16.26%	11.40%	9.18%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$187,390,907
Number of Portfolio Holdings	16
Portfolio Turnover Rate	40.90%
Advisory Fees - net of reimbursement & waiver, if any	$242,765

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	75.6%
Fixed Income Fund	21.6%
Repurchase Agreement	2.6%
Alternative Assets	2.2%
Money Market Fund	0.6%
Other liabilities in excess of assets	-2.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	25.6%
Nationwide Bond Portfolio, Class R6	19.4%
Nationwide International Index Fund, Class R6	11.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	9.5%
Nationwide International Equity Portfolio, Class R6	8.7%
Nationwide Large Cap Equity Portfolio, Class R6	5.3%
iShares Core MSCI Emerging Markets ETF	3.8%
iShares Core S&P 500 ETF	3.0%
Nationwide Small Cap Index Fund, Class R6	2.7%
Nationwide Mid Cap Market Index Fund, Class R6	2.2%
Other HoldingsFootnote Reference#	8.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2040 Fund

Annual Shareholder Report - October 31, 2025

AR-TD-2040-R6 (10-25)

Nationwide Destination 2040 Fund

Institutional Service Class: NWMSX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Destination 2040 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$42	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities also posted strong gains, supported by a weaker U.S. dollar, returning 23.03% over the past year. The target date Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  Nationwide U.S. 130/30 Equity Portfolio

Top Detractors from Performance

  iShares 20+ Year Treasury Bond ETF

  Nationwide Inflation-Protected Securities Fund

  Fidelity Investment Money Market Government Portfolio

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Institutional Service Class	MSCI All Country World Index	S&P Target Date To 2040 Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$51,185	$51,024	$51,615
Oct 17	$61,284	$62,863	$60,911
Oct 18	$61,073	$62,538	$61,258
Oct 19	$68,175	$70,412	$68,241
Oct 20	$70,078	$73,854	$70,173
Oct 21	$92,736	$101,384	$91,393
Oct 22	$74,583	$81,151	$76,139
Oct 23	$79,488	$89,673	$82,231
Oct 24	$100,418	$119,078	$103,538
Oct 25	$117,211	$146,040	$120,373

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	16.72%	10.84%	8.89%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2040 Index	16.26%	11.40%	9.18%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$187,390,907
Number of Portfolio Holdings	16
Portfolio Turnover Rate	40.90%
Advisory Fees - net of reimbursement & waiver, if any	$242,765

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	75.6%
Fixed Income Fund	21.6%
Repurchase Agreement	2.6%
Alternative Assets	2.2%
Money Market Fund	0.6%
Other liabilities in excess of assets	-2.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	25.6%
Nationwide Bond Portfolio, Class R6	19.4%
Nationwide International Index Fund, Class R6	11.0%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	9.5%
Nationwide International Equity Portfolio, Class R6	8.7%
Nationwide Large Cap Equity Portfolio, Class R6	5.3%
iShares Core MSCI Emerging Markets ETF	3.8%
iShares Core S&P 500 ETF	3.0%
Nationwide Small Cap Index Fund, Class R6	2.7%
Nationwide Mid Cap Market Index Fund, Class R6	2.2%
Other HoldingsFootnote Reference#	8.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2040 Fund

Annual Shareholder Report - October 31, 2025

AR-TD-2040-IS (10-25)

Nationwide Destination 2045 Fund

Class A: NWNAX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Destination 2045 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$69	0.64%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities also posted strong gains, supported by a weaker U.S. dollar, returning 23.03% over the past year. The target date Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  Nationwide U.S. 130/30 Equity Portfolio

Top Detractors from Performance

  iShares 20+ Year Treasury Bond ETF

  Nationwide Inflation-Protected Securities Fund

  Fidelity Investment Money Market Government Portfolio

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class A	MSCI All Country World Index	S&P Target Date To 2045 Index
Oct 15	$9,421	$10,000	$10,000
Oct 16	$9,620	$10,205	$10,318
Oct 17	$11,596	$12,573	$12,279
Oct 18	$11,529	$12,508	$12,345
Oct 19	$12,870	$14,082	$13,789
Oct 20	$13,169	$14,771	$14,095
Oct 21	$17,637	$20,277	$18,725
Oct 22	$14,106	$16,230	$15,514
Oct 23	$15,039	$17,935	$16,854
Oct 24	$19,158	$23,816	$21,560
Oct 25	$22,473	$29,208	$25,326

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	17.30%	11.28%	9.08%
Class A (with sales charge)Footnote Reference1	10.52%	9.97%	8.43%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2045 Index	17.47%	12.44%	9.74%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

Fund Information

Key Fund Statistics

Net Assets	$160,730,242
Number of Portfolio Holdings	16
Portfolio Turnover Rate	39.14%
Advisory Fees - net of reimbursement & waiver, if any	$213,278

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	83.1%
Fixed Income Fund	15.2%
Repurchase Agreement	2.0%
Alternative Assets	1.2%
Other liabilities in excess of assets	-1.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	28.0%
Nationwide Bond Portfolio, Class R6	14.2%
Nationwide International Index Fund, Class R6	12.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	10.6%
Nationwide International Equity Portfolio, Class R6	9.6%
Nationwide Large Cap Equity Portfolio, Class R6	5.8%
iShares Core MSCI Emerging Markets ETF	4.1%
Nationwide Mid Cap Market Index Fund, Class R6	3.1%
iShares Core S&P 500 ETF	3.0%
Nationwide Small Cap Index Fund, Class R6	2.8%
Other HoldingsFootnote Reference#	6.3%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2045 Fund

Annual Shareholder Report - October 31, 2025

AR-TD-2045-A (10-25)

Nationwide Destination 2045 Fund

Class R: NWNBX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Destination 2045 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$96	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities also posted strong gains, supported by a weaker U.S. dollar, returning 23.03% over the past year. The target date Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  Nationwide U.S. 130/30 Equity Portfolio

Top Detractors from Performance

  iShares 20+ Year Treasury Bond ETF

  Nationwide Inflation-Protected Securities Fund

  Fidelity Investment Money Market Government Portfolio

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class R	MSCI All Country World Index	S&P Target Date To 2045 Index
Oct 15	$10,000	$10,000	$10,000
Oct 16	$10,182	$10,205	$10,318
Oct 17	$12,252	$12,573	$12,279
Oct 18	$12,150	$12,508	$12,345
Oct 19	$13,514	$14,082	$13,789
Oct 20	$13,796	$14,771	$14,095
Oct 21	$18,430	$20,277	$18,725
Oct 22	$14,688	$16,230	$15,514
Oct 23	$15,616	$17,935	$16,854
Oct 24	$19,849	$23,816	$21,560
Oct 25	$23,240	$29,208	$25,326

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class RFootnote Reference1	17.08%	10.99%	8.80%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2045 Index	17.47%	12.44%	9.74%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$160,730,242
Number of Portfolio Holdings	16
Portfolio Turnover Rate	39.14%
Advisory Fees - net of reimbursement & waiver, if any	$213,278

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	83.1%
Fixed Income Fund	15.2%
Repurchase Agreement	2.0%
Alternative Assets	1.2%
Other liabilities in excess of assets	-1.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	28.0%
Nationwide Bond Portfolio, Class R6	14.2%
Nationwide International Index Fund, Class R6	12.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	10.6%
Nationwide International Equity Portfolio, Class R6	9.6%
Nationwide Large Cap Equity Portfolio, Class R6	5.8%
iShares Core MSCI Emerging Markets ETF	4.1%
Nationwide Mid Cap Market Index Fund, Class R6	3.1%
iShares Core S&P 500 ETF	3.0%
Nationwide Small Cap Index Fund, Class R6	2.8%
Other HoldingsFootnote Reference#	6.3%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2045 Fund

Annual Shareholder Report - October 31, 2025

AR-TD-2045-R (10-25)

Nationwide Destination 2045 Fund

Class R6: NWNIX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Destination 2045 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities also posted strong gains, supported by a weaker U.S. dollar, returning 23.03% over the past year. The target date Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  Nationwide U.S. 130/30 Equity Portfolio

Top Detractors from Performance

  iShares 20+ Year Treasury Bond ETF

  Nationwide Inflation-Protected Securities Fund

  Fidelity Investment Money Market Government Portfolio

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	MSCI All Country World Index	S&P Target Date To 2045 Index
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$1,025,630	$1,020,480	$1,031,800
Oct 17	$1,243,944	$1,257,261	$1,227,945
Oct 18	$1,243,033	$1,250,753	$1,234,453
Oct 19	$1,393,500	$1,408,241	$1,378,884
Oct 20	$1,433,288	$1,477,072	$1,409,496
Oct 21	$1,928,683	$2,027,687	$1,872,515
Oct 22	$1,549,125	$1,623,015	$1,551,379
Oct 23	$1,660,047	$1,793,462	$1,685,418
Oct 24	$2,123,142	$2,381,553	$2,155,988
Oct 25	$2,506,233	$2,920,802	$2,532,639

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	18.04%	11.82%	9.62%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2045 Index	17.47%	12.44%	9.74%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$160,730,242
Number of Portfolio Holdings	16
Portfolio Turnover Rate	39.14%
Advisory Fees - net of reimbursement & waiver, if any	$213,278

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	83.1%
Fixed Income Fund	15.2%
Repurchase Agreement	2.0%
Alternative Assets	1.2%
Other liabilities in excess of assets	-1.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	28.0%
Nationwide Bond Portfolio, Class R6	14.2%
Nationwide International Index Fund, Class R6	12.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	10.6%
Nationwide International Equity Portfolio, Class R6	9.6%
Nationwide Large Cap Equity Portfolio, Class R6	5.8%
iShares Core MSCI Emerging Markets ETF	4.1%
Nationwide Mid Cap Market Index Fund, Class R6	3.1%
iShares Core S&P 500 ETF	3.0%
Nationwide Small Cap Index Fund, Class R6	2.8%
Other HoldingsFootnote Reference#	6.3%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2045 Fund

Annual Shareholder Report - October 31, 2025

AR-TD-2045-R6 (10-25)

Nationwide Destination 2045 Fund

Institutional Service Class: NWNSX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Destination 2045 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$42	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities also posted strong gains, supported by a weaker U.S. dollar, returning 23.03% over the past year. The target date Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  Nationwide U.S. 130/30 Equity Portfolio

Top Detractors from Performance

  iShares 20+ Year Treasury Bond ETF

  Nationwide Inflation-Protected Securities Fund

  Fidelity Investment Money Market Government Portfolio

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Institutional Service Class	MSCI All Country World Index	S&P Target Date To 2045 Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$51,163	$51,024	$51,590
Oct 17	$61,862	$62,863	$61,397
Oct 18	$61,664	$62,538	$61,723
Oct 19	$68,952	$70,412	$68,944
Oct 20	$70,717	$73,854	$70,475
Oct 21	$94,959	$101,384	$93,626
Oct 22	$76,042	$81,151	$77,569
Oct 23	$81,328	$89,673	$84,271
Oct 24	$103,744	$119,078	$107,799
Oct 25	$122,192	$146,040	$126,632

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	17.78%	11.56%	9.35%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2045 Index	17.47%	12.44%	9.74%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$160,730,242
Number of Portfolio Holdings	16
Portfolio Turnover Rate	39.14%
Advisory Fees - net of reimbursement & waiver, if any	$213,278

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	83.1%
Fixed Income Fund	15.2%
Repurchase Agreement	2.0%
Alternative Assets	1.2%
Other liabilities in excess of assets	-1.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	28.0%
Nationwide Bond Portfolio, Class R6	14.2%
Nationwide International Index Fund, Class R6	12.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	10.6%
Nationwide International Equity Portfolio, Class R6	9.6%
Nationwide Large Cap Equity Portfolio, Class R6	5.8%
iShares Core MSCI Emerging Markets ETF	4.1%
Nationwide Mid Cap Market Index Fund, Class R6	3.1%
iShares Core S&P 500 ETF	3.0%
Nationwide Small Cap Index Fund, Class R6	2.8%
Other HoldingsFootnote Reference#	6.3%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2045 Fund

Annual Shareholder Report - October 31, 2025

AR-TD-2045-IS (10-25)

Nationwide Destination 2050 Fund

Class A: NWOAX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Destination 2050 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$67	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities also posted strong gains, supported by a weaker U.S. dollar, returning 23.03% over the past year. The target date Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  Nationwide U.S. 130/30 Equity Portfolio

Top Detractors from Performance

  iShares 20+ Year Treasury Bond ETF

  Nationwide Strategic Income Fund

  Fidelity Investment Money Market Government Portfolio

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class A	MSCI All Country World Index	S&P Target Date To 2050 Index
Oct 15	$9,421	$10,000	$10,000
Oct 16	$9,625	$10,205	$10,313
Oct 17	$11,631	$12,573	$12,355
Oct 18	$11,577	$12,508	$12,422
Oct 19	$12,917	$14,082	$13,870
Oct 20	$13,183	$14,771	$14,224
Oct 21	$17,794	$20,277	$19,057
Oct 22	$14,199	$16,230	$15,752
Oct 23	$15,158	$17,935	$17,158
Oct 24	$19,437	$23,816	$22,159
Oct 25	$22,903	$29,208	$26,170

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	17.83%	11.68%	9.29%
Class A (with sales charge)Footnote Reference1	11.00%	10.36%	8.64%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2050 Index	18.10%	12.97%	10.10%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

Fund Information

Key Fund Statistics

Net Assets	$170,300,390
Number of Portfolio Holdings	16
Portfolio Turnover Rate	38.23%
Advisory Fees - net of reimbursement & waiver, if any	$222,999

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	87.8%
Fixed Income Fund	11.7%
Repurchase Agreement	2.0%
Other liabilities in excess of assets	-1.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.3%
Nationwide International Index Fund, Class R6	12.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.3%
Nationwide Bond Portfolio, Class R6	10.9%
Nationwide International Equity Portfolio, Class R6	10.6%
Nationwide Large Cap Equity Portfolio, Class R6	6.1%
iShares Core MSCI Emerging Markets ETF	4.5%
Nationwide Mid Cap Market Index Fund, Class R6	3.8%
iShares Core S&P 500 ETF	3.0%
Nationwide Small Cap Index Fund, Class R6	2.9%
Other HoldingsFootnote Reference#	4.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2050 Fund

Annual Shareholder Report - October 31, 2025

AR-TD-2050-A (10-25)

Nationwide Destination 2050 Fund

Class R: NWOBX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Destination 2050 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$96	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities also posted strong gains, supported by a weaker U.S. dollar, returning 23.03% over the past year. The target date Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  Nationwide U.S. 130/30 Equity Portfolio

Top Detractors from Performance

  iShares 20+ Year Treasury Bond ETF

  Nationwide Strategic Income Fund

  Fidelity Investment Money Market Government Portfolio

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class R	MSCI All Country World Index	S&P Target Date To 2050 Index
Oct 15	$10,000	$10,000	$10,000
Oct 16	$10,189	$10,205	$10,313
Oct 17	$12,300	$12,573	$12,355
Oct 18	$12,198	$12,508	$12,422
Oct 19	$13,581	$14,082	$13,870
Oct 20	$13,830	$14,771	$14,224
Oct 21	$18,611	$20,277	$19,057
Oct 22	$14,811	$16,230	$15,752
Oct 23	$15,777	$17,935	$17,158
Oct 24	$20,167	$23,816	$22,159
Oct 25	$23,732	$29,208	$26,170

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class RFootnote Reference1	17.68%	11.40%	9.03%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2050 Index	18.10%	12.97%	10.10%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$170,300,390
Number of Portfolio Holdings	16
Portfolio Turnover Rate	38.23%
Advisory Fees - net of reimbursement & waiver, if any	$222,999

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	87.8%
Fixed Income Fund	11.7%
Repurchase Agreement	2.0%
Other liabilities in excess of assets	-1.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.3%
Nationwide International Index Fund, Class R6	12.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.3%
Nationwide Bond Portfolio, Class R6	10.9%
Nationwide International Equity Portfolio, Class R6	10.6%
Nationwide Large Cap Equity Portfolio, Class R6	6.1%
iShares Core MSCI Emerging Markets ETF	4.5%
Nationwide Mid Cap Market Index Fund, Class R6	3.8%
iShares Core S&P 500 ETF	3.0%
Nationwide Small Cap Index Fund, Class R6	2.9%
Other HoldingsFootnote Reference#	4.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2050 Fund

Annual Shareholder Report - October 31, 2025

AR-TD-2050-R (10-25)

Nationwide Destination 2050 Fund

Class R6: NWOIX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Destination 2050 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities also posted strong gains, supported by a weaker U.S. dollar, returning 23.03% over the past year. The target date Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  Nationwide U.S. 130/30 Equity Portfolio

Top Detractors from Performance

  iShares 20+ Year Treasury Bond ETF

  Nationwide Strategic Income Fund

  Fidelity Investment Money Market Government Portfolio

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	MSCI All Country World Index	S&P Target Date To 2050 Index
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$1,026,444	$1,020,480	$1,031,300
Oct 17	$1,247,818	$1,257,261	$1,235,497
Oct 18	$1,248,281	$1,250,753	$1,242,169
Oct 19	$1,397,719	$1,408,241	$1,387,006
Oct 20	$1,434,852	$1,477,072	$1,422,375
Oct 21	$1,945,505	$2,027,687	$1,905,698
Oct 22	$1,561,041	$1,623,015	$1,575,250
Oct 23	$1,676,018	$1,793,462	$1,715,762
Oct 24	$2,158,391	$2,381,553	$2,215,882
Oct 25	$2,555,711	$2,920,802	$2,616,957

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	18.41%	12.24%	9.84%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2050 Index	18.10%	12.97%	10.10%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$170,300,390
Number of Portfolio Holdings	16
Portfolio Turnover Rate	38.23%
Advisory Fees - net of reimbursement & waiver, if any	$222,999

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	87.8%
Fixed Income Fund	11.7%
Repurchase Agreement	2.0%
Other liabilities in excess of assets	-1.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.3%
Nationwide International Index Fund, Class R6	12.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.3%
Nationwide Bond Portfolio, Class R6	10.9%
Nationwide International Equity Portfolio, Class R6	10.6%
Nationwide Large Cap Equity Portfolio, Class R6	6.1%
iShares Core MSCI Emerging Markets ETF	4.5%
Nationwide Mid Cap Market Index Fund, Class R6	3.8%
iShares Core S&P 500 ETF	3.0%
Nationwide Small Cap Index Fund, Class R6	2.9%
Other HoldingsFootnote Reference#	4.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2050 Fund

Annual Shareholder Report - October 31, 2025

AR-TD-2050-R6 (10-25)

Nationwide Destination 2050 Fund

Institutional Service Class: NWOSX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Destination 2050 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$42	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities also posted strong gains, supported by a weaker U.S. dollar, returning 23.03% over the past year. The target date Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  Nationwide U.S. 130/30 Equity Portfolio

Top Detractors from Performance

  iShares 20+ Year Treasury Bond ETF

  Nationwide Strategic Income Fund

  Fidelity Investment Money Market Government Portfolio

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Institutional Service Class	MSCI All Country World Index	S&P Target Date To 2050 Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$51,138	$51,024	$51,565
Oct 17	$62,056	$62,863	$61,775
Oct 18	$61,853	$62,538	$62,108
Oct 19	$69,186	$70,412	$69,350
Oct 20	$70,867	$73,854	$71,119
Oct 21	$95,808	$101,384	$95,285
Oct 22	$76,681	$81,151	$78,762
Oct 23	$82,059	$89,673	$85,788
Oct 24	$105,404	$119,078	$110,794
Oct 25	$124,619	$146,040	$130,848

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	18.23%	11.95%	9.56%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2050 Index	18.10%	12.97%	10.10%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$170,300,390
Number of Portfolio Holdings	16
Portfolio Turnover Rate	38.23%
Advisory Fees - net of reimbursement & waiver, if any	$222,999

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	87.8%
Fixed Income Fund	11.7%
Repurchase Agreement	2.0%
Other liabilities in excess of assets	-1.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.3%
Nationwide International Index Fund, Class R6	12.8%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.3%
Nationwide Bond Portfolio, Class R6	10.9%
Nationwide International Equity Portfolio, Class R6	10.6%
Nationwide Large Cap Equity Portfolio, Class R6	6.1%
iShares Core MSCI Emerging Markets ETF	4.5%
Nationwide Mid Cap Market Index Fund, Class R6	3.8%
iShares Core S&P 500 ETF	3.0%
Nationwide Small Cap Index Fund, Class R6	2.9%
Other HoldingsFootnote Reference#	4.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2050 Fund

Annual Shareholder Report - October 31, 2025

AR-TD-2050-IS (10-25)

Nationwide Destination 2055 Fund

Class A: NTDAX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Destination 2055 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$69	0.64%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities also posted strong gains, supported by a weaker U.S. dollar, returning 23.03% over the past year. The target date Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  Nationwide U.S. 130/30 Equity Portfolio

Top Detractors from Performance

  iShares 20+ Year Treasury Bond ETF

  Nationwide Strategic Income Fund

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class A	MSCI All Country World Index	S&P Target Date To 2055 Index
Oct 15	$9,422	$10,000	$10,000
Oct 16	$9,622	$10,205	$10,307
Oct 17	$11,674	$12,573	$12,415
Oct 18	$11,620	$12,508	$12,486
Oct 19	$12,950	$14,082	$13,945
Oct 20	$13,199	$14,771	$14,223
Oct 21	$17,902	$20,277	$19,162
Oct 22	$14,294	$16,230	$15,832
Oct 23	$15,286	$17,935	$17,244
Oct 24	$19,632	$23,816	$22,267
Oct 25	$23,222	$29,208	$26,433

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	18.28%	11.96%	9.44%
Class A (with sales charge)Footnote Reference1	11.51%	10.64%	8.79%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2055 Index	18.71%	13.19%	10.21%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

Fund Information

Key Fund Statistics

Net Assets	$107,465,570
Number of Portfolio Holdings	14
Portfolio Turnover Rate	49.21%
Advisory Fees - net of reimbursement & waiver, if any	$141,360

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	89.8%
Fixed Income Fund	10.2%
Repurchase Agreement	0.7%
Other liabilities in excess of assets	-0.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.7%
Nationwide International Index Fund, Class R6	13.6%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.7%
Nationwide International Equity Portfolio, Class R6	11.2%
Nationwide Bond Portfolio, Class R6	9.5%
Nationwide Large Cap Equity Portfolio, Class R6	6.3%
iShares Core MSCI Emerging Markets ETF	4.6%
Nationwide Mid Cap Market Index Fund, Class R6	4.2%
iShares Core S&P 500 ETF	3.0%
Nationwide Small Cap Index Fund, Class R6	2.9%
Other HoldingsFootnote Reference#	3.3%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2055 Fund

Annual Shareholder Report - October 31, 2025

AR-TD-2055-A (10-25)

Nationwide Destination 2055 Fund

Class R: NTDTX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Destination 2055 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$97	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities also posted strong gains, supported by a weaker U.S. dollar, returning 23.03% over the past year. The target date Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  Nationwide U.S. 130/30 Equity Portfolio

Top Detractors from Performance

  iShares 20+ Year Treasury Bond ETF

  Nationwide Strategic Income Fund

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class R	MSCI All Country World Index	S&P Target Date To 2055 Index
Oct 15	$10,000	$10,000	$10,000
Oct 16	$10,181	$10,205	$10,307
Oct 17	$12,324	$12,573	$12,415
Oct 18	$12,229	$12,508	$12,486
Oct 19	$13,601	$14,082	$13,945
Oct 20	$13,826	$14,771	$14,223
Oct 21	$18,711	$20,277	$19,162
Oct 22	$14,895	$16,230	$15,832
Oct 23	$15,895	$17,935	$17,244
Oct 24	$20,354	$23,816	$22,267
Oct 25	$24,016	$29,208	$26,433

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class RFootnote Reference1	17.99%	11.68%	9.16%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2055 Index	18.71%	13.19%	10.21%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$107,465,570
Number of Portfolio Holdings	14
Portfolio Turnover Rate	49.21%
Advisory Fees - net of reimbursement & waiver, if any	$141,360

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	89.8%
Fixed Income Fund	10.2%
Repurchase Agreement	0.7%
Other liabilities in excess of assets	-0.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.7%
Nationwide International Index Fund, Class R6	13.6%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.7%
Nationwide International Equity Portfolio, Class R6	11.2%
Nationwide Bond Portfolio, Class R6	9.5%
Nationwide Large Cap Equity Portfolio, Class R6	6.3%
iShares Core MSCI Emerging Markets ETF	4.6%
Nationwide Mid Cap Market Index Fund, Class R6	4.2%
iShares Core S&P 500 ETF	3.0%
Nationwide Small Cap Index Fund, Class R6	2.9%
Other HoldingsFootnote Reference#	3.3%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2055 Fund

Annual Shareholder Report - October 31, 2025

AR-TD-2055-R (10-25)

Nationwide Destination 2055 Fund

Class R6: NTDIX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Destination 2055 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities also posted strong gains, supported by a weaker U.S. dollar, returning 23.03% over the past year. The target date Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  Nationwide U.S. 130/30 Equity Portfolio

Top Detractors from Performance

  iShares 20+ Year Treasury Bond ETF

  Nationwide Strategic Income Fund

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	MSCI All Country World Index	S&P Target Date To 2055 Index
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$1,025,692	$1,020,480	$1,030,700
Oct 17	$1,250,670	$1,257,261	$1,241,478
Oct 18	$1,250,894	$1,250,753	$1,248,555
Oct 19	$1,401,352	$1,408,241	$1,394,511
Oct 20	$1,435,976	$1,477,072	$1,422,261
Oct 21	$1,957,648	$2,027,687	$1,916,213
Oct 22	$1,569,996	$1,623,015	$1,583,175
Oct 23	$1,687,250	$1,793,462	$1,724,394
Oct 24	$2,177,568	$2,381,553	$2,226,688
Oct 25	$2,588,114	$2,920,802	$2,643,301

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	18.85%	12.50%	9.98%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2055 Index	18.71%	13.19%	10.21%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$107,465,570
Number of Portfolio Holdings	14
Portfolio Turnover Rate	49.21%
Advisory Fees - net of reimbursement & waiver, if any	$141,360

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	89.8%
Fixed Income Fund	10.2%
Repurchase Agreement	0.7%
Other liabilities in excess of assets	-0.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.7%
Nationwide International Index Fund, Class R6	13.6%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.7%
Nationwide International Equity Portfolio, Class R6	11.2%
Nationwide Bond Portfolio, Class R6	9.5%
Nationwide Large Cap Equity Portfolio, Class R6	6.3%
iShares Core MSCI Emerging Markets ETF	4.6%
Nationwide Mid Cap Market Index Fund, Class R6	4.2%
iShares Core S&P 500 ETF	3.0%
Nationwide Small Cap Index Fund, Class R6	2.9%
Other HoldingsFootnote Reference#	3.3%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2055 Fund

Annual Shareholder Report - October 31, 2025

AR-TD-2055-R6 (10-25)

Nationwide Destination 2055 Fund

Institutional Service Class: NTDSX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Destination 2055 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$42	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities also posted strong gains, supported by a weaker U.S. dollar, returning 23.03% over the past year. The target date Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  Nationwide U.S. 130/30 Equity Portfolio

Top Detractors from Performance

  iShares 20+ Year Treasury Bond ETF

  Nationwide Strategic Income Fund

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Institutional Service Class	MSCI All Country World Index	S&P Target Date To 2055 Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$51,160	$51,024	$51,535
Oct 17	$62,244	$62,863	$62,074
Oct 18	$62,103	$62,538	$62,428
Oct 19	$69,407	$70,412	$69,726
Oct 20	$70,902	$73,854	$71,113
Oct 21	$96,438	$101,384	$95,811
Oct 22	$77,170	$81,151	$79,159
Oct 23	$82,734	$89,673	$86,220
Oct 24	$106,498	$119,078	$111,334
Oct 25	$126,227	$146,040	$132,165

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	18.52%	12.23%	9.70%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2055 Index	18.71%	13.19%	10.21%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$107,465,570
Number of Portfolio Holdings	14
Portfolio Turnover Rate	49.21%
Advisory Fees - net of reimbursement & waiver, if any	$141,360

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	89.8%
Fixed Income Fund	10.2%
Repurchase Agreement	0.7%
Other liabilities in excess of assets	-0.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.7%
Nationwide International Index Fund, Class R6	13.6%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.7%
Nationwide International Equity Portfolio, Class R6	11.2%
Nationwide Bond Portfolio, Class R6	9.5%
Nationwide Large Cap Equity Portfolio, Class R6	6.3%
iShares Core MSCI Emerging Markets ETF	4.6%
Nationwide Mid Cap Market Index Fund, Class R6	4.2%
iShares Core S&P 500 ETF	3.0%
Nationwide Small Cap Index Fund, Class R6	2.9%
Other HoldingsFootnote Reference#	3.3%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2055 Fund

Annual Shareholder Report - October 31, 2025

AR-TD-2055-IS (10-25)

Nationwide Destination 2060 Fund

Class A: NWWRX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Destination 2060 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$68	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities also posted strong gains, supported by a weaker U.S. dollar, returning 23.03% over the past year. The target date Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  Nationwide U.S. 130/30 Equity Portfolio

Top Detractors from Performance

  iShares 20+ Year Treasury Bond ETF

  Nationwide Mid Cap Market Index Fund

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class A	MSCI All Country World Index	S&P Target Date To 2060+ Index
Oct 15	$9,421	$10,000	$10,000
Oct 16	$9,621	$10,205	$10,313
Oct 17	$11,672	$12,573	$12,488
Oct 18	$11,622	$12,508	$12,564
Oct 19	$12,953	$14,082	$14,058
Oct 20	$13,201	$14,771	$14,436
Oct 21	$17,970	$20,277	$19,483
Oct 22	$14,337	$16,230	$16,089
Oct 23	$15,343	$17,935	$17,532
Oct 24	$19,742	$23,816	$22,688
Oct 25	$23,341	$29,208	$26,960

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	18.23%	12.07%	9.50%
Class A (with sales charge)Footnote Reference1	11.46%	10.76%	8.85%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2060+ Index	18.83%	13.30%	10.42%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

Fund Information

Key Fund Statistics

Net Assets	$58,309,667
Number of Portfolio Holdings	13
Portfolio Turnover Rate	48.99%
Advisory Fees - net of reimbursement & waiver, if any	$76,155

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	91.0%
Fixed Income Fund	9.1%
Repurchase Agreement	1.5%
Other liabilities in excess of assets	-1.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.6%
Nationwide International Index Fund, Class R6	13.6%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.9%
Nationwide International Equity Portfolio, Class R6	11.1%
Nationwide Bond Portfolio, Class R6	8.5%
Nationwide Large Cap Equity Portfolio, Class R6	6.3%
iShares Core MSCI Emerging Markets ETF	4.7%
Nationwide Mid Cap Market Index Fund, Class R6	4.5%
Nationwide Small Cap Index Fund, Class R6	3.0%
iShares Core S&P 500 ETF	3.0%
Other HoldingsFootnote Reference#	3.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2060 Fund

Annual Shareholder Report - October 31, 2025

AR-TD-2060-A (10-25)

Nationwide Destination 2060 Fund

Class R: NWWTX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Destination 2060 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$96	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities also posted strong gains, supported by a weaker U.S. dollar, returning 23.03% over the past year. The target date Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  Nationwide U.S. 130/30 Equity Portfolio

Top Detractors from Performance

  iShares 20+ Year Treasury Bond ETF

  Nationwide Mid Cap Market Index Fund

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class R	MSCI All Country World Index	S&P Target Date To 2060+ Index
Oct 15	$10,000	$10,000	$10,000
Oct 16	$10,204	$10,205	$10,313
Oct 17	$12,350	$12,573	$12,488
Oct 18	$12,269	$12,508	$12,564
Oct 19	$13,645	$14,082	$14,058
Oct 20	$13,853	$14,771	$14,436
Oct 21	$18,820	$20,277	$19,483
Oct 22	$14,985	$16,230	$16,089
Oct 23	$15,989	$17,935	$17,532
Oct 24	$20,534	$23,816	$22,688
Oct 25	$24,207	$29,208	$26,960

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class RFootnote Reference1	17.89%	11.81%	9.24%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2060+ Index	18.83%	13.30%	10.42%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$58,309,667
Number of Portfolio Holdings	13
Portfolio Turnover Rate	48.99%
Advisory Fees - net of reimbursement & waiver, if any	$76,155

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	91.0%
Fixed Income Fund	9.1%
Repurchase Agreement	1.5%
Other liabilities in excess of assets	-1.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.6%
Nationwide International Index Fund, Class R6	13.6%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.9%
Nationwide International Equity Portfolio, Class R6	11.1%
Nationwide Bond Portfolio, Class R6	8.5%
Nationwide Large Cap Equity Portfolio, Class R6	6.3%
iShares Core MSCI Emerging Markets ETF	4.7%
Nationwide Mid Cap Market Index Fund, Class R6	4.5%
Nationwide Small Cap Index Fund, Class R6	3.0%
iShares Core S&P 500 ETF	3.0%
Other HoldingsFootnote Reference#	3.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2060 Fund

Annual Shareholder Report - October 31, 2025

AR-TD-2060-R (10-25)

Nationwide Destination 2060 Fund

Class R6: NWWUX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Destination 2060 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities also posted strong gains, supported by a weaker U.S. dollar, returning 23.03% over the past year. The target date Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  Nationwide U.S. 130/30 Equity Portfolio

Top Detractors from Performance

  iShares 20+ Year Treasury Bond ETF

  Nationwide Mid Cap Market Index Fund

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	MSCI All Country World Index	S&P Target Date To 2060+ Index
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$1,025,011	$1,020,480	$1,031,300
Oct 17	$1,250,723	$1,257,261	$1,248,801
Oct 18	$1,251,210	$1,250,753	$1,256,419
Oct 19	$1,402,169	$1,408,241	$1,405,807
Oct 20	$1,434,292	$1,477,072	$1,443,623
Oct 21	$1,963,365	$2,027,687	$1,948,314
Oct 22	$1,575,258	$1,623,015	$1,608,918
Oct 23	$1,692,174	$1,793,462	$1,753,238
Oct 24	$2,190,469	$2,381,553	$2,268,757
Oct 25	$2,601,892	$2,920,802	$2,695,964

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	18.87%Footnote Reference*	12.65%	10.03%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2060+ Index	18.83%	13.30%	10.42%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.
Footnote*	Please see the Fund’s Financial Highlights for additional information.

Fund Information

Key Fund Statistics

Net Assets	$58,309,667
Number of Portfolio Holdings	13
Portfolio Turnover Rate	48.99%
Advisory Fees - net of reimbursement & waiver, if any	$76,155

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	91.0%
Fixed Income Fund	9.1%
Repurchase Agreement	1.5%
Other liabilities in excess of assets	-1.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.6%
Nationwide International Index Fund, Class R6	13.6%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.9%
Nationwide International Equity Portfolio, Class R6	11.1%
Nationwide Bond Portfolio, Class R6	8.5%
Nationwide Large Cap Equity Portfolio, Class R6	6.3%
iShares Core MSCI Emerging Markets ETF	4.7%
Nationwide Mid Cap Market Index Fund, Class R6	4.5%
Nationwide Small Cap Index Fund, Class R6	3.0%
iShares Core S&P 500 ETF	3.0%
Other HoldingsFootnote Reference#	3.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2060 Fund

Annual Shareholder Report - October 31, 2025

AR-TD-2060-R6 (10-25)

Nationwide Destination 2060 Fund

Institutional Service Class: NWWVX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Destination 2060 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$42	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities also posted strong gains, supported by a weaker U.S. dollar, returning 23.03% over the past year. The target date Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  Nationwide U.S. 130/30 Equity Portfolio

Top Detractors from Performance

  iShares 20+ Year Treasury Bond ETF

  Nationwide Mid Cap Market Index Fund

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Institutional Service Class	MSCI All Country World Index	S&P Target Date To 2060+ Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$51,209	$51,024	$51,565
Oct 17	$62,280	$62,863	$62,440
Oct 18	$62,154	$62,538	$62,821
Oct 19	$69,491	$70,412	$70,290
Oct 20	$70,935	$73,854	$72,181
Oct 21	$96,779	$101,384	$97,416
Oct 22	$77,494	$81,151	$80,446
Oct 23	$83,025	$89,673	$87,662
Oct 24	$107,166	$119,078	$113,438
Oct 25	$127,005	$146,040	$134,798

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	18.51%	12.35%	9.77%
MSCI All Country World Index	22.64%	14.61%	11.31%
S&P Target Date To 2060+ Index	18.83%	13.30%	10.42%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$58,309,667
Number of Portfolio Holdings	13
Portfolio Turnover Rate	48.99%
Advisory Fees - net of reimbursement & waiver, if any	$76,155

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	91.0%
Fixed Income Fund	9.1%
Repurchase Agreement	1.5%
Other liabilities in excess of assets	-1.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.6%
Nationwide International Index Fund, Class R6	13.6%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.9%
Nationwide International Equity Portfolio, Class R6	11.1%
Nationwide Bond Portfolio, Class R6	8.5%
Nationwide Large Cap Equity Portfolio, Class R6	6.3%
iShares Core MSCI Emerging Markets ETF	4.7%
Nationwide Mid Cap Market Index Fund, Class R6	4.5%
Nationwide Small Cap Index Fund, Class R6	3.0%
iShares Core S&P 500 ETF	3.0%
Other HoldingsFootnote Reference#	3.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2060 Fund

Annual Shareholder Report - October 31, 2025

AR-TD-2060-IS (10-25)

Nationwide Destination 2065 Fund

Class A: NWAQX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Destination 2065 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$69	0.64%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities also posted strong gains, supported by a weaker U.S. dollar, returning 23.03% over the past year. The target date Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  Nationwide U.S. 130/30 Equity Portfolio

Top Detractors from Performance

  iShares 20+ Year Treasury Bond ETF

  Nationwide Mid Cap Market Index Fund

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class A	MSCI All Country World Index	S&P Target Date To 2065+ Index
Feb 20	$9,425	$10,000	$10,000
Oct 20	$9,931	$10,001	$9,877
Oct 21	$13,599	$13,729	$10,560
Oct 22	$10,871	$10,989	$10,038
Oct 23	$11,629	$12,143	$10,918
Oct 24	$14,986	$16,125	$14,216
Oct 25	$17,700	$19,776	$16,918

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class A - (Inception 02/28/2020)	18.11%	12.25%	11.75%
Class A (with sales charge)Footnote Reference1	11.36%	10.93%	10.59%
MSCI All Country World Index	22.64%	14.61%	14.10%
S&P Target Date To 2065+ Index	19.01%	13.63%	12.87%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

Fund Information

Key Fund Statistics

Net Assets	$13,448,325
Number of Portfolio Holdings	13
Portfolio Turnover Rate	59.24%
Advisory Fees - net of reimbursement & waiver, if any	$15,770

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	90.9%
Fixed Income Fund	9.0%
Repurchase Agreement	2.3%
Other liabilities in excess of assets	-2.2%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.3%
Nationwide International Index Fund, Class R6	13.4%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.7%
Nationwide International Equity Portfolio, Class R6	11.1%
Nationwide Bond Portfolio, Class R6	8.4%
Nationwide Large Cap Equity Portfolio, Class R6	6.2%
Nationwide Mid Cap Market Index Fund, Class R6	4.8%
iShares Core MSCI Emerging Markets ETF	4.6%
Nationwide Small Cap Index Fund, Class R6	3.1%
iShares Core S&P 500 ETF	2.9%
Other HoldingsFootnote Reference#	4.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2065 Fund

Annual Shareholder Report - October 31, 2025

AR-TD-2065-A (10-25)

Nationwide Destination 2065 Fund

Class R: NWARX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Destination 2065 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$96	0.89%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities also posted strong gains, supported by a weaker U.S. dollar, returning 23.03% over the past year. The target date Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  Nationwide U.S. 130/30 Equity Portfolio

Top Detractors from Performance

  iShares 20+ Year Treasury Bond ETF

  Nationwide Mid Cap Market Index Fund

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class R	MSCI All Country World Index	S&P Target Date To 2065+ Index
Feb 20	$10,000	$10,000	$10,000
Oct 20	$10,527	$10,001	$9,877
Oct 21	$14,354	$13,729	$10,560
Oct 22	$11,438	$10,989	$10,038
Oct 23	$12,211	$12,143	$10,918
Oct 24	$15,700	$16,125	$14,216
Oct 25	$18,501	$19,776	$16,918

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class R - (Inception 02/28/2020)Footnote Reference1	17.84%	11.94%	11.45%
MSCI All Country World Index	22.64%	14.61%	14.10%
S&P Target Date To 2065+ Index	19.01%	13.63%	12.87%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$13,448,325
Number of Portfolio Holdings	13
Portfolio Turnover Rate	59.24%
Advisory Fees - net of reimbursement & waiver, if any	$15,770

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	90.9%
Fixed Income Fund	9.0%
Repurchase Agreement	2.3%
Other liabilities in excess of assets	-2.2%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.3%
Nationwide International Index Fund, Class R6	13.4%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.7%
Nationwide International Equity Portfolio, Class R6	11.1%
Nationwide Bond Portfolio, Class R6	8.4%
Nationwide Large Cap Equity Portfolio, Class R6	6.2%
Nationwide Mid Cap Market Index Fund, Class R6	4.8%
iShares Core MSCI Emerging Markets ETF	4.6%
Nationwide Small Cap Index Fund, Class R6	3.1%
iShares Core S&P 500 ETF	2.9%
Other HoldingsFootnote Reference#	4.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2065 Fund

Annual Shareholder Report - October 31, 2025

AR-TD-2065-R (10-25)

Nationwide Destination 2065 Fund

Class R6: NWASX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Destination 2065 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$15	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities also posted strong gains, supported by a weaker U.S. dollar, returning 23.03% over the past year. The target date Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  Nationwide U.S. 130/30 Equity Portfolio

Top Detractors from Performance

  iShares 20+ Year Treasury Bond ETF

  Nationwide Mid Cap Market Index Fund

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	MSCI All Country World Index	S&P Target Date To 2065+ Index
Feb 20	$1,000,000	$1,000,000	$1,000,000
Oct 20	$1,056,985	$1,000,100	$987,700
Oct 21	$1,453,290	$1,372,912	$1,056,049
Oct 22	$1,167,137	$1,098,915	$1,003,774
Oct 23	$1,254,691	$1,214,323	$1,091,805
Oct 24	$1,625,147	$1,612,508	$1,421,599
Oct 25	$1,930,085	$1,977,624	$1,691,844

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class R6 - (Inception 02/28/2020)Footnote Reference1,Footnote Reference2	18.76%	12.80%	12.29%
MSCI All Country World Index	22.64%	14.61%	14.10%
S&P Target Date To 2065+ Index	19.01%	13.63%	12.87%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$13,448,325
Number of Portfolio Holdings	13
Portfolio Turnover Rate	59.24%
Advisory Fees - net of reimbursement & waiver, if any	$15,770

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	90.9%
Fixed Income Fund	9.0%
Repurchase Agreement	2.3%
Other liabilities in excess of assets	-2.2%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.3%
Nationwide International Index Fund, Class R6	13.4%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.7%
Nationwide International Equity Portfolio, Class R6	11.1%
Nationwide Bond Portfolio, Class R6	8.4%
Nationwide Large Cap Equity Portfolio, Class R6	6.2%
Nationwide Mid Cap Market Index Fund, Class R6	4.8%
iShares Core MSCI Emerging Markets ETF	4.6%
Nationwide Small Cap Index Fund, Class R6	3.1%
iShares Core S&P 500 ETF	2.9%
Other HoldingsFootnote Reference#	4.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2065 Fund

Annual Shareholder Report - October 31, 2025

AR-TD-2065-R6 (10-25)

Nationwide Destination 2065 Fund

Institutional Service Class: NWATX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Destination 2065 Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$42	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities also posted strong gains, supported by a weaker U.S. dollar, returning 23.03% over the past year. The target date Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  Nationwide U.S. 130/30 Equity Portfolio

Top Detractors from Performance

  iShares 20+ Year Treasury Bond ETF

  Nationwide Mid Cap Market Index Fund

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Institutional Service Class	MSCI All Country World Index	S&P Target Date To 2065+ Index
Feb 20	$50,000	$50,000	$50,000
Oct 20	$52,775	$50,005	$49,385
Oct 21	$72,404	$68,646	$52,802
Oct 22	$57,995	$54,946	$50,189
Oct 23	$62,185	$60,716	$54,590
Oct 24	$80,378	$80,625	$71,080
Oct 25	$95,160	$98,881	$84,592

Average Annual Total Returns

	1 Year	5 Years	Since inception
Institutional Service Class - (Inception 02/28/2020)Footnote Reference1	18.39%	12.51%	12.01%
MSCI All Country World Index	22.64%	14.61%	14.10%
S&P Target Date To 2065+ Index	19.01%	13.63%	12.87%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$13,448,325
Number of Portfolio Holdings	13
Portfolio Turnover Rate	59.24%
Advisory Fees - net of reimbursement & waiver, if any	$15,770

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	90.9%
Fixed Income Fund	9.0%
Repurchase Agreement	2.3%
Other liabilities in excess of assets	-2.2%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.3%
Nationwide International Index Fund, Class R6	13.4%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.7%
Nationwide International Equity Portfolio, Class R6	11.1%
Nationwide Bond Portfolio, Class R6	8.4%
Nationwide Large Cap Equity Portfolio, Class R6	6.2%
Nationwide Mid Cap Market Index Fund, Class R6	4.8%
iShares Core MSCI Emerging Markets ETF	4.6%
Nationwide Small Cap Index Fund, Class R6	3.1%
iShares Core S&P 500 ETF	2.9%
Other HoldingsFootnote Reference#	4.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2065 Fund

Annual Shareholder Report - October 31, 2025

AR-TD-2065-IS (10-25)

Nationwide Destination 2070 Fund

Class A: NWBAX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Destination 2070 Fund (the "Fund") for the period of March 10, 2025 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$47	0.66%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities also posted strong gains, supported by a weaker U.S. dollar, returning 23.03% over the past year. The target date Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  Nationwide U.S. 130/30 Equity Portfolio

Top Detractors from Performance

  iShares 20+ Year Treasury Bond ETF

  Nationwide Mid Cap Market Index Fund

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class A	MSCI All Country World Index	S&P Target Date To 2065+ Index
Mar 25	$10,000	$10,000	$10,000
Oct 25	$11,588	$11,957	$11,677

Average Annual Total Returns

Since inceptionFootnote Reference^
Class A - (Inception 03/07/2025)	15.88%
Class A (with sales charge)Footnote Reference1	9.22%
MSCI All Country World Index	19.57%
S&P Target Date To 2065+ Index	16.77%
Footnote	Description
Footnote^	Not annualized.
Footnote[1]	A 5.75% front-end sales charge was deducted.

Fund Information

Key Fund Statistics

Net Assets	$1,162,261
Number of Portfolio Holdings	12
Portfolio Turnover Rate	18.90%
Advisory Fees - net of reimbursement & waiver, if any	$888

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	91.1%
Fixed Income Fund	8.9%
Other assets in excess of liabilitiesFootnote Reference†	0.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.7%
Nationwide International Index Fund, Class R6	13.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.9%
Nationwide International Equity Portfolio, Class R6	11.4%
Nationwide Bond Portfolio, Class R6	8.5%
Nationwide Large Cap Equity Portfolio, Class R6	6.3%
Nationwide Mid Cap Market Index Fund, Class R6	5.0%
iShares Core MSCI Emerging Markets ETF	4.9%
Nationwide Small Cap Index Fund, Class R6	3.2%
iShares Core S&P 500 ETF	3.1%
Other Holdings	2.3%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2070 Fund

Annual Shareholder Report - October 31, 2025

AR-TD-2070-A (10-25)

Nationwide Destination 2070 Fund

Class R: NWBBX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Destination 2070 Fund (the "Fund") for the period of March 10, 2025 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$64	0.91%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities also posted strong gains, supported by a weaker U.S. dollar, returning 23.03% over the past year. The target date Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  Nationwide U.S. 130/30 Equity Portfolio

Top Detractors from Performance

  iShares 20+ Year Treasury Bond ETF

  Nationwide Mid Cap Market Index Fund

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class R	MSCI All Country World Index	S&P Target Date To 2065+ Index
Mar 25	$10,000	$10,000	$10,000
Oct 25	$11,563	$11,957	$11,677

Average Annual Total Returns

Since inceptionFootnote Reference^
Class R - (Inception 03/07/2025)Footnote Reference1	15.73%Footnote Reference*
MSCI All Country World Index	19.57%
S&P Target Date To 2065+ Index	16.77%
Footnote	Description
Footnote^	Not annualized.
Footnote[1]	Not subject to any sales charges.
Footnote*	Please see the Fund’s Financial Highlights for additional information.

Fund Information

Key Fund Statistics

Net Assets	$1,162,261
Number of Portfolio Holdings	12
Portfolio Turnover Rate	18.90%
Advisory Fees - net of reimbursement & waiver, if any	$888

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	91.1%
Fixed Income Fund	8.9%
Other assets in excess of liabilitiesFootnote Reference†	0.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.7%
Nationwide International Index Fund, Class R6	13.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.9%
Nationwide International Equity Portfolio, Class R6	11.4%
Nationwide Bond Portfolio, Class R6	8.5%
Nationwide Large Cap Equity Portfolio, Class R6	6.3%
Nationwide Mid Cap Market Index Fund, Class R6	5.0%
iShares Core MSCI Emerging Markets ETF	4.9%
Nationwide Small Cap Index Fund, Class R6	3.2%
iShares Core S&P 500 ETF	3.1%
Other Holdings	2.3%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2070 Fund

Annual Shareholder Report - October 31, 2025

AR-TD-2070-R (10-25)

Nationwide Destination 2070 Fund

Class R6: NWBCX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Destination 2070 Fund (the "Fund") for the period of March 10, 2025 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$10	0.15%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities also posted strong gains, supported by a weaker U.S. dollar, returning 23.03% over the past year. The target date Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  Nationwide U.S. 130/30 Equity Portfolio

Top Detractors from Performance

  iShares 20+ Year Treasury Bond ETF

  Nationwide Mid Cap Market Index Fund

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	MSCI All Country World Index	S&P Target Date To 2065+ Index
Mar 25	$1,000,000	$1,000,000	$1,000,000
Oct 25	$1,161,998	$1,195,678	$1,167,700

Average Annual Total Returns

Since inceptionFootnote Reference^
Class R6 - (Inception 03/07/2025)Footnote Reference1,Footnote Reference2	16.20%
MSCI All Country World Index	19.57%
S&P Target Date To 2065+ Index	16.77%
Footnote	Description
Footnote^	Not annualized.
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$1,162,261
Number of Portfolio Holdings	12
Portfolio Turnover Rate	18.90%
Advisory Fees - net of reimbursement & waiver, if any	$888

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	91.1%
Fixed Income Fund	8.9%
Other assets in excess of liabilitiesFootnote Reference†	0.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.7%
Nationwide International Index Fund, Class R6	13.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.9%
Nationwide International Equity Portfolio, Class R6	11.4%
Nationwide Bond Portfolio, Class R6	8.5%
Nationwide Large Cap Equity Portfolio, Class R6	6.3%
Nationwide Mid Cap Market Index Fund, Class R6	5.0%
iShares Core MSCI Emerging Markets ETF	4.9%
Nationwide Small Cap Index Fund, Class R6	3.2%
iShares Core S&P 500 ETF	3.1%
Other Holdings	2.3%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2070 Fund

Annual Shareholder Report - October 31, 2025

AR-TD-2070-R6 (10-25)

Nationwide Destination 2070 Fund

Institutional Service Class: NWBDX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Destination 2070 Fund (the "Fund") for the period of March 10, 2025 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$29	0.41%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities also posted strong gains, supported by a weaker U.S. dollar, returning 23.03% over the past year. The target date Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  Nationwide U.S. 130/30 Equity Portfolio

Top Detractors from Performance

  iShares 20+ Year Treasury Bond ETF

  Nationwide Mid Cap Market Index Fund

  JPMorgan Equity Premium Income ETF

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Institutional Service Class	MSCI All Country World Index	S&P Target Date To 2065+ Index
Mar 25	$50,000	$50,000	$50,000
Oct 25	$58,020	$59,784	$58,385

Average Annual Total Returns

Since inceptionFootnote Reference^
Institutional Service Class - (Inception 03/07/2025)Footnote Reference1	15.94%Footnote Reference*
MSCI All Country World Index	19.57%
S&P Target Date To 2065+ Index	16.77%
Footnote	Description
Footnote^	Not annualized.
Footnote[1]	Not subject to any sales charges.
Footnote*	Please see the Fund’s Financial Highlights for additional information.

Fund Information

Key Fund Statistics

Net Assets	$1,162,261
Number of Portfolio Holdings	12
Portfolio Turnover Rate	18.90%
Advisory Fees - net of reimbursement & waiver, if any	$888

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	91.1%
Fixed Income Fund	8.9%
Other assets in excess of liabilitiesFootnote Reference†	0.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	29.7%
Nationwide International Index Fund, Class R6	13.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.9%
Nationwide International Equity Portfolio, Class R6	11.4%
Nationwide Bond Portfolio, Class R6	8.5%
Nationwide Large Cap Equity Portfolio, Class R6	6.3%
Nationwide Mid Cap Market Index Fund, Class R6	5.0%
iShares Core MSCI Emerging Markets ETF	4.9%
Nationwide Small Cap Index Fund, Class R6	3.2%
iShares Core S&P 500 ETF	3.1%
Other Holdings	2.3%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination 2070 Fund

Annual Shareholder Report - October 31, 2025

AR-TD-2070-IS (10-25)

Nationwide Destination Retirement Fund

Class A: NWEAX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Destination Retirement Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$61	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities also posted strong gains, supported by a weaker U.S. dollar, returning 23.03% over the past year. The target date Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide Bond Portfolio

  Nationwide International Index Fund

Top Detractors from Performance

  iShares 20+ Year Treasury Bond ETF

  JPMorgan Equity Premium Income ETF

  Fidelity Investment Money Market Government Portfolio

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class A	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index
Oct 15	$9,426	$10,000	$10,000
Oct 16	$9,681	$10,437	$10,356
Oct 17	$10,756	$10,531	$11,106
Oct 18	$10,684	$10,315	$11,098
Oct 19	$11,659	$11,502	$12,198
Oct 20	$12,263	$12,214	$12,813
Oct 21	$13,907	$12,156	$14,157
Oct 22	$11,695	$10,250	$12,308
Oct 23	$12,095	$10,287	$12,764
Oct 24	$14,108	$11,371	$14,876
Oct 25	$15,694	$12,072	$16,487

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	11.24%	5.06%	5.23%
Class A (with sales charge)Footnote Reference1	4.91%	3.82%	4.61%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
S&P Target Date Retirement Income Index	10.83%	5.17%	5.06%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

Fund Information

Key Fund Statistics

Net Assets	$211,603,077
Number of Portfolio Holdings	14
Portfolio Turnover Rate	31.55%
Advisory Fees - net of reimbursement & waiver, if any	$237,893

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	50.8%
Equity Fund	39.1%
Repurchase Agreement	5.9%
Alternative Assets	5.5%
Money Market Fund	4.8%
Other liabilities in excess of assets	-6.1%
Nationwide Bond Portfolio, Class R6	38.1%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	12.4%
Nationwide Inflation-Protected Securities Fund, Class R6	6.1%
Nationwide International Index Fund, Class R6	5.7%
Nationwide Strategic Income Fund, Class R6	5.2%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	4.9%
Nationwide International Equity Portfolio, Class R6	4.9%
Fidelity Investments Money Market Government Portfolio – Institutional Class	4.5%
iShares 20+ Year Treasury Bond ETF	3.6%
iShares Core S&P 500 ETF	2.9%
Other HoldingsFootnote Reference#	11.7%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

On February 14, 2025, Nationwide Destination Retirement Fund acquired all of the net assets of Nationwide Destination 2025 Fund.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination Retirement Fund

Annual Shareholder Report - October 31, 2025

AR-TD-RF-A (10-25)

Nationwide Destination Retirement Fund

Class R: NWEBX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Destination Retirement Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$93	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities also posted strong gains, supported by a weaker U.S. dollar, returning 23.03% over the past year. The target date Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide Bond Portfolio

  Nationwide International Index Fund

Top Detractors from Performance

  iShares 20+ Year Treasury Bond ETF

  JPMorgan Equity Premium Income ETF

  Fidelity Investment Money Market Government Portfolio

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class R	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index
Oct 15	$10,000	$10,000	$10,000
Oct 16	$10,229	$10,437	$10,356
Oct 17	$11,338	$10,531	$11,106
Oct 18	$11,234	$10,315	$11,098
Oct 19	$12,226	$11,502	$12,198
Oct 20	$12,823	$12,214	$12,813
Oct 21	$14,495	$12,156	$14,157
Oct 22	$12,156	$10,250	$12,308
Oct 23	$12,533	$10,287	$12,764
Oct 24	$14,575	$11,371	$14,876
Oct 25	$16,156	$12,072	$16,487

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class RFootnote Reference1	10.85%	4.73%	4.91%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
S&P Target Date Retirement Income Index	10.83%	5.17%	5.06%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$211,603,077
Number of Portfolio Holdings	14
Portfolio Turnover Rate	31.55%
Advisory Fees - net of reimbursement & waiver, if any	$237,893

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	50.8%
Equity Fund	39.1%
Repurchase Agreement	5.9%
Alternative Assets	5.5%
Money Market Fund	4.8%
Other liabilities in excess of assets	-6.1%
Nationwide Bond Portfolio, Class R6	38.1%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	12.4%
Nationwide Inflation-Protected Securities Fund, Class R6	6.1%
Nationwide International Index Fund, Class R6	5.7%
Nationwide Strategic Income Fund, Class R6	5.2%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	4.9%
Nationwide International Equity Portfolio, Class R6	4.9%
Fidelity Investments Money Market Government Portfolio – Institutional Class	4.5%
iShares 20+ Year Treasury Bond ETF	3.6%
iShares Core S&P 500 ETF	2.9%
Other HoldingsFootnote Reference#	11.7%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

On February 14, 2025, Nationwide Destination Retirement Fund acquired all of the net assets of Nationwide Destination 2025 Fund.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination Retirement Fund

Annual Shareholder Report - October 31, 2025

AR-TD-RF-R (10-25)

Nationwide Destination Retirement Fund

Class R6: NWEIX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Destination Retirement Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$14	0.13%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities also posted strong gains, supported by a weaker U.S. dollar, returning 23.03% over the past year. The target date Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide Bond Portfolio

  Nationwide International Index Fund

Top Detractors from Performance

  iShares 20+ Year Treasury Bond ETF

  JPMorgan Equity Premium Income ETF

  Fidelity Investment Money Market Government Portfolio

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$1,031,967	$1,043,700	$1,035,600
Oct 17	$1,151,739	$1,053,093	$1,110,577
Oct 18	$1,150,031	$1,031,505	$1,109,800
Oct 19	$1,260,491	$1,150,231	$1,219,781
Oct 20	$1,331,795	$1,221,430	$1,281,258
Oct 21	$1,516,805	$1,215,568	$1,415,662
Oct 22	$1,282,418	$1,024,967	$1,230,777
Oct 23	$1,331,813	$1,028,656	$1,276,439
Oct 24	$1,559,841	$1,137,141	$1,487,589
Oct 25	$1,743,999	$1,207,179	$1,648,695

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	11.81%	5.54%	5.72%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
S&P Target Date Retirement Income Index	10.83%	5.17%	5.06%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$211,603,077
Number of Portfolio Holdings	14
Portfolio Turnover Rate	31.55%
Advisory Fees - net of reimbursement & waiver, if any	$237,893

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	50.8%
Equity Fund	39.1%
Repurchase Agreement	5.9%
Alternative Assets	5.5%
Money Market Fund	4.8%
Other liabilities in excess of assets	-6.1%
Nationwide Bond Portfolio, Class R6	38.1%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	12.4%
Nationwide Inflation-Protected Securities Fund, Class R6	6.1%
Nationwide International Index Fund, Class R6	5.7%
Nationwide Strategic Income Fund, Class R6	5.2%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	4.9%
Nationwide International Equity Portfolio, Class R6	4.9%
Fidelity Investments Money Market Government Portfolio – Institutional Class	4.5%
iShares 20+ Year Treasury Bond ETF	3.6%
iShares Core S&P 500 ETF	2.9%
Other HoldingsFootnote Reference#	11.7%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

On February 14, 2025, Nationwide Destination Retirement Fund acquired all of the net assets of Nationwide Destination 2025 Fund.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination Retirement Fund

Annual Shareholder Report - October 31, 2025

AR-TD-RF-R6 (10-25)

Nationwide Destination Retirement Fund

Institutional Service Class: NWESX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Destination Retirement Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$41	0.38%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities also posted strong gains, supported by a weaker U.S. dollar, returning 23.03% over the past year. The target date Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide Bond Portfolio

  Nationwide International Index Fund

Top Detractors from Performance

  iShares 20+ Year Treasury Bond ETF

  JPMorgan Equity Premium Income ETF

  Fidelity Investment Money Market Government Portfolio

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Institutional Service Class	Bloomberg U.S. Aggregate Bond Index	S&P Target Date Retirement Income Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$51,463	$52,185	$51,780
Oct 17	$57,302	$52,655	$55,529
Oct 18	$57,071	$51,575	$55,490
Oct 19	$62,406	$57,512	$60,989
Oct 20	$65,775	$61,072	$64,063
Oct 21	$74,749	$60,778	$70,783
Oct 22	$63,008	$51,248	$61,539
Oct 23	$65,321	$51,433	$63,822
Oct 24	$76,231	$56,857	$74,379
Oct 25	$85,060	$60,359	$82,435

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	11.58%	5.28%	5.46%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
S&P Target Date Retirement Income Index	10.83%	5.17%	5.06%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$211,603,077
Number of Portfolio Holdings	14
Portfolio Turnover Rate	31.55%
Advisory Fees - net of reimbursement & waiver, if any	$237,893

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	50.8%
Equity Fund	39.1%
Repurchase Agreement	5.9%
Alternative Assets	5.5%
Money Market Fund	4.8%
Other liabilities in excess of assets	-6.1%
Nationwide Bond Portfolio, Class R6	38.1%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	12.4%
Nationwide Inflation-Protected Securities Fund, Class R6	6.1%
Nationwide International Index Fund, Class R6	5.7%
Nationwide Strategic Income Fund, Class R6	5.2%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	4.9%
Nationwide International Equity Portfolio, Class R6	4.9%
Fidelity Investments Money Market Government Portfolio – Institutional Class	4.5%
iShares 20+ Year Treasury Bond ETF	3.6%
iShares Core S&P 500 ETF	2.9%
Other HoldingsFootnote Reference#	11.7%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

On February 14, 2025, Nationwide Destination Retirement Fund acquired all of the net assets of Nationwide Destination 2025 Fund.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Destination Retirement Fund

Annual Shareholder Report - October 31, 2025

AR-TD-RF-IS (10-25)

Nationwide Fund

Class A: NWFAX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$94	0.87%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund underperformed its benchmark, the S&P 500® Index. The benchmark delivered strong performance over the period, returning +21.45% during the trailing 1-year period. Within the Index, information technology and communication services were the best-performing sectors, returning +37.55% and +35.44%, respectively. In contrast, materials and real estate were the worst-performing sectors, returning -5.81% and -1.39%, respectively. The Fund's performance was impacted by its lack of holdings in Tesla and overweight in Meta Platforms and Progressive, which detracted from its overall performance.

Top Contributors to Performance

  The financials, health care and consumer staples sectors contributed to performance.

  Overweights in ASML (ASML), UnitedHealth (UNH) and TSMC (TSM) contributed to performance

Top Detractors from Performance

  The information technology, consumer discretionary and communication services sectors detracted from performance.

  No position in Tesla (TSLA) and overweights in Meta Platforms (META) and Progressive (PGR) detracted from performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class A	S&P 500® Index
Oct 15	$9,425	$10,000
Oct 16	$9,736	$10,451
Oct 17	$12,066	$12,921
Oct 18	$12,532	$13,870
Oct 19	$14,276	$15,858
Oct 20	$16,136	$17,398
Oct 21	$22,483	$24,863
Oct 22	$18,635	$21,230
Oct 23	$20,382	$23,383
Oct 24	$27,527	$32,273
Oct 25	$32,397	$39,196

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	17.69%	14.96%	13.14%
Class A (with sales charge)Footnote Reference1	10.92%	13.60%	12.47%
S&P 500® Index	21.45%	17.64%	14.64%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

Fund Information

Key Fund Statistics

Net Assets	$1,830,155,263
Number of Portfolio Holdings	52
Portfolio Turnover Rate	129.38%
Advisory Fees - net of reimbursement & waiver, if any	$8,309,220

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	100.2%
Other liabilities in excess of assets	-0.2%
Semiconductors & Semiconductor Equipment	18.0%
Software	11.1%
Interactive Media & Services	9.2%
Broadline Retail	5.9%
Technology Hardware, Storage & Peripherals	5.7%
Hotels, Restaurants & Leisure	4.1%
Banks	3.8%
Electric Utilities	3.0%
Capital Markets	2.9%
Pharmaceuticals	2.8%
Other Industries	33.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Effective end of business on July 9, 2025, the subadviser was changed from Wellington Management Company LLP to J.P. Morgan Investment Management Inc.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Fund

Annual Shareholder Report - October 31, 2025

AR-NAT-A  (10-25)

Nationwide Fund

Class R: GNWRX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$138	1.28%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund underperformed its benchmark, the S&P 500® Index. The benchmark delivered strong performance over the period, returning +21.45% during the trailing 1-year period. Within the Index, information technology and communication services were the best-performing sectors, returning +37.55% and +35.44%, respectively. In contrast, materials and real estate were the worst-performing sectors, returning -5.81% and -1.39%, respectively. The Fund's performance was impacted by its lack of holdings in Tesla and overweight in Meta Platforms and Progressive, which detracted from its overall performance.

Top Contributors to Performance

  The financials, health care and consumer staples sectors contributed to performance.

  Overweights in ASML (ASML), UnitedHealth (UNH) and TSMC (TSM) contributed to performance

Top Detractors from Performance

  The information technology, consumer discretionary and communication services sectors detracted from performance.

  No position in Tesla (TSLA) and overweights in Meta Platforms (META) and Progressive (PGR) detracted from performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class R	S&P 500® Index
Oct 15	$10,000	$10,000
Oct 16	$10,285	$10,451
Oct 17	$12,690	$12,921
Oct 18	$13,141	$13,870
Oct 19	$14,889	$15,858
Oct 20	$16,750	$17,398
Oct 21	$23,277	$24,863
Oct 22	$19,237	$21,230
Oct 23	$20,986	$23,383
Oct 24	$28,257	$32,273
Oct 25	$33,125	$39,196

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class RFootnote Reference1	17.23%Footnote Reference*	14.61%	12.72%
S&P 500® Index	21.45%	17.64%	14.64%
Footnote	Description
Footnote[1]	Not subject to any sales charges.
Footnote*	Please see the Fund’s Financial Highlights for additional information.

Fund Information

Key Fund Statistics

Net Assets	$1,830,155,263
Number of Portfolio Holdings	52
Portfolio Turnover Rate	129.38%
Advisory Fees - net of reimbursement & waiver, if any	$8,309,220

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	100.2%
Other liabilities in excess of assets	-0.2%
Semiconductors & Semiconductor Equipment	18.0%
Software	11.1%
Interactive Media & Services	9.2%
Broadline Retail	5.9%
Technology Hardware, Storage & Peripherals	5.7%
Hotels, Restaurants & Leisure	4.1%
Banks	3.8%
Electric Utilities	3.0%
Capital Markets	2.9%
Pharmaceuticals	2.8%
Other Industries	33.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Effective end of business on July 9, 2025, the subadviser was changed from Wellington Management Company LLP to J.P. Morgan Investment Management Inc.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Fund

Annual Shareholder Report - October 31, 2025

AR-NAT-R (10-25)

Nationwide Fund

Class R6: NWABX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$59	0.54%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund underperformed its benchmark, the S&P 500® Index. The benchmark delivered strong performance over the period, returning +21.45% during the trailing 1-year period. Within the Index, information technology and communication services were the best-performing sectors, returning +37.55% and +35.44%, respectively. In contrast, materials and real estate were the worst-performing sectors, returning -5.81% and -1.39%, respectively. The Fund's performance was impacted by its lack of holdings in Tesla and overweight in Meta Platforms and Progressive, which detracted from its overall performance.

Top Contributors to Performance

  The financials, health care and consumer staples sectors contributed to performance.

  Overweights in ASML (ASML), UnitedHealth (UNH) and TSMC (TSM) contributed to performance

Top Detractors from Performance

  The information technology, consumer discretionary and communication services sectors detracted from performance.

  No position in Tesla (TSLA) and overweights in Meta Platforms (META) and Progressive (PGR) detracted from performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	S&P 500® Index
Apr 18	$1,000,000	$1,000,000
Oct 18	$1,009,996	$1,037,900
Oct 19	$1,154,077	$1,186,631
Oct 20	$1,308,290	$1,301,853
Oct 21	$1,828,926	$1,860,478
Oct 22	$1,520,716	$1,588,662
Oct 23	$1,668,840	$1,749,753
Oct 24	$2,261,136	$2,414,957
Oct 25	$2,669,982	$2,933,025

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class R6 - (Inception 04/10/2018)Footnote Reference1	18.08%	15.33%	13.87%
S&P 500® Index	21.45%	17.64%	15.20%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$1,830,155,263
Number of Portfolio Holdings	52
Portfolio Turnover Rate	129.38%
Advisory Fees - net of reimbursement & waiver, if any	$8,309,220

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	100.2%
Other liabilities in excess of assets	-0.2%
Semiconductors & Semiconductor Equipment	18.0%
Software	11.1%
Interactive Media & Services	9.2%
Broadline Retail	5.9%
Technology Hardware, Storage & Peripherals	5.7%
Hotels, Restaurants & Leisure	4.1%
Banks	3.8%
Electric Utilities	3.0%
Capital Markets	2.9%
Pharmaceuticals	2.8%
Other Industries	33.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Effective end of business on July 9, 2025, the subadviser was changed from Wellington Management Company LLP to J.P. Morgan Investment Management Inc.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Fund

Annual Shareholder Report - October 31, 2025

AR-NAT-R6  (10-25)

Nationwide Fund

Institutional Service Class: MUIFX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$67	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund underperformed its benchmark, the S&P 500® Index. The benchmark delivered strong performance over the period, returning +21.45% during the trailing 1-year period. Within the Index, information technology and communication services were the best-performing sectors, returning +37.55% and +35.44%, respectively. In contrast, materials and real estate were the worst-performing sectors, returning -5.81% and -1.39%, respectively. The Fund's performance was impacted by its lack of holdings in Tesla and overweight in Meta Platforms and Progressive, which detracted from its overall performance.

Top Contributors to Performance

  The financials, health care and consumer staples sectors contributed to performance.

  Overweights in ASML (ASML), UnitedHealth (UNH) and TSMC (TSM) contributed to performance

Top Detractors from Performance

  The information technology, consumer discretionary and communication services sectors detracted from performance.

  No position in Tesla (TSLA) and overweights in Meta Platforms (META) and Progressive (PGR) detracted from performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Institutional Service Class	S&P 500® Index
Oct 15	$50,000	$50,000
Oct 16	$51,759	$52,255
Oct 17	$64,293	$64,603
Oct 18	$67,004	$69,351
Oct 19	$76,472	$79,289
Oct 20	$86,621	$86,988
Oct 21	$120,971	$124,315
Oct 22	$100,529	$106,152
Oct 23	$110,250	$116,916
Oct 24	$149,261	$161,364
Oct 25	$176,102	$195,981

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	17.98%	15.25%	13.42%
S&P 500® Index	21.45%	17.64%	14.64%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$1,830,155,263
Number of Portfolio Holdings	52
Portfolio Turnover Rate	129.38%
Advisory Fees - net of reimbursement & waiver, if any	$8,309,220

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	100.2%
Other liabilities in excess of assets	-0.2%
Semiconductors & Semiconductor Equipment	18.0%
Software	11.1%
Interactive Media & Services	9.2%
Broadline Retail	5.9%
Technology Hardware, Storage & Peripherals	5.7%
Hotels, Restaurants & Leisure	4.1%
Banks	3.8%
Electric Utilities	3.0%
Capital Markets	2.9%
Pharmaceuticals	2.8%
Other Industries	33.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Effective end of business on July 9, 2025, the subadviser was changed from Wellington Management Company LLP to J.P. Morgan Investment Management Inc.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Fund

Annual Shareholder Report - October 31, 2025

AR-NAT-IS (10-25)

Nationwide Fundamental All Cap Equity Portfolio

Class R6

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Fundamental All Cap Equity Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$29	0.26%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund is managed by Goldman Sachs Asset Management L.P. and Neuberger Berman Investment Advisers LLC in two separate sleeves, and the commentary below provides a discussion of the performance of each of those sleeves.

The following commentary was provided by subadviser, Goldman Sachs Asset Management L.P.

The Russell 3000® Index increased 20.81% (Total Return, USD) during the reporting period. U.S. equity markets were volatile but broadly generated gains as inflation eased and the Federal Reserve began cutting interest rates. Further boosting investor sentiment was optimism toward favorable corporate earnings reports, AI growth theme enthusiasm, and deregulation. The best performing sectors within the Russell 3000 during the period were Information Technology and Communication Services while the worst performing sectors were Materials and Real Estate.

Top Contributors to Performance

  Sector allocation to Utilities and Consumer Staples contributed the most to relative performance.

  Our overweight in advertising technology company, AppLovin Corp., was a top contributor to relative returns largely on the back of quarterly earnings results driven by its software business and AI initiatives.

  Our overweight in Broadcom Inc., a global supplier of semiconductor and infrastructure software products, was a top contributor to returns as it announced large, strategic partnerships and capitalized on growing demand for the company’s ASIC chips.

  Our overweight in KLA Corp. contributed to returns as it benefitted from tailwinds within the semiconductor space.

Top Detractors to Performance

  Sector allocation to Consumer Discretionary and Information Technology detracted from relative performance.

  Our overweight in healthcare insurance company, UnitedHealth Group Inc. was a top detractor from relative returns as the company faced secular headwinds, high costs, and an unfavorable client mix.

  Our underweight position in data management company, Palantir Technologies, was a top detractor from relative returns as booming product demand and strategic partnerships to create integrated AI technology stacks have driven strong outperformance.

  Our underweight position in Tesla Inc. detracted from performance as politically affiliated volatility subdued and the stock began to outperform.

The following commentary was provided by subadviser, Neuberger Berman Investment Advisers LLC.

Over the last year, U.S. equities posted solid gains led by large-cap and growth stocks, with mid- and small-cap segments advancing and value styles trailing growth. Market conditions featured moderating inflation, easing-rate expectations, and resilient economic activity, which supported investor risk appetite.

Top Contributors to Performance

  Communication Services driven by Alphabet (a position we continue to own);

  Industrials driven by Howmet Aerospace (a position we continue to own);

  Real Estate benefitted by our avoidance of American Tower Corporation (not held).

Top Detractors to Performance

  Information Technology driven by not owning Palantir (not held);

  Financials driven by Aon (a position we continue to own);

  Health Care driven by Cooper Companies (a position we continue to own).

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	Russell 3000® Index
Jul 23	$1,000,000	$1,000,000
Oct 23	$927,796	$941,800
Oct 24	$1,257,366	$1,298,365
Oct 25	$1,495,970	$1,568,555

Average Annual Total Returns

	1 Year	Since inception
Class R6 - (Inception 07/21/2023)Footnote Reference1	18.98%	19.33%
Russell 3000® Index	20.81%	20.59%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$2,012,976,726
Number of Portfolio Holdings	1,695
Portfolio Turnover Rate	56.47%
Advisory Fees - net of reimbursement & waiver, if any	$6,028,656

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.2%
Exchange Traded Funds	1.5%
Repurchase Agreements	1.0%
Other liabilities in excess of assets	-0.7%
Semiconductors & Semiconductor Equipment	13.0%
Software	10.8%
Interactive Media & Services	7.9%
Technology Hardware, Storage & Peripherals	6.1%
Banks	3.8%
Broadline Retail	3.7%
Capital Markets	3.5%
Insurance	3.1%
Financial Services	3.0%
Pharmaceuticals	2.8%
Other IndustriesFootnote Reference#	42.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Fundamental All Cap Equity Portfolio

Annual Shareholder Report - October 31, 2025

AR-FACE-R6 (10-25)

Nationwide Geneva Mid Cap Growth Fund

Class A: NWHVX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Geneva Mid Cap Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$110	1.09%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Mid-cap growth equities performed well over the period, but the outperformance was narrow and driven mostly by AI-related industries and other speculative areas of the market. In late 2024, markets rallied after the U.S. Presidential election, only to fall nearly 25% in the following months due to uncertainty over U.S. tariff policy. In early April, the administration changed course while the Fed was cutting rates, leading to a historic speculative rally. Within the Index, we have seen strong performance from non-earners, high-beta, and speculative companies, which has created a significant headwind to Fund performance.

Top Contributors to Performance

  Solid stock selection in Consumer Discretionary drove relative outperformance.

  A zero weighting to Energy, which underperformed the benchmark, aided performance.

  Top individual outperforming holdings included Amphenol Corp, Axon Enterprise and Idexx Laboratories.

Top Detractors from Performance

  Technology stock selection was the greatest detractor from performance.

  Health care stock selection also hindered performance.

  Top individual detracting holdings included Fiserv, Gartner and Tyler Technologies.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class A	Russell 1000® Index	Russell Midcap® Growth Index
Oct 15	$9,425	$10,000	$10,000
Oct 16	$8,894	$10,426	$10,040
Oct 17	$11,008	$12,893	$12,676
Oct 18	$11,805	$13,793	$13,454
Oct 19	$13,598	$15,745	$16,001
Oct 20	$15,641	$17,456	$19,383
Oct 21	$23,300	$25,051	$27,026
Oct 22	$16,611	$20,948	$19,205
Oct 23	$17,202	$22,935	$19,848
Oct 24	$22,045	$31,666	$27,523
Oct 25	$22,442	$38,358	$32,916

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	1.80%	7.49%	9.06%
Class A (with sales charge)Footnote Reference1	-4.08%	6.22%	8.42%
Russell 1000® Index	21.14%	17.05%	14.39%
Russell Midcap® Growth Index	19.59%	11.17%	12.67%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

Fund Information

Key Fund Statistics

Net Assets	$267,568,531
Number of Portfolio Holdings	52
Portfolio Turnover Rate	26.92%
Advisory Fees - net of reimbursement & waiver, if any	$1,643,309

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	95.8%
Repurchase Agreement	4.7%
Other liabilities in excess of assets	-0.5%
Software	15.9%
Electronic Equipment, Instruments & Components	9.6%
Aerospace & Defense	8.7%
Specialty Retail	8.0%
Health Care Equipment & Supplies	7.8%
Commercial Services & Supplies	6.8%
Professional Services	5.7%
Capital Markets	3.9%
IT Services	2.7%
Building Products	2.7%
Other IndustriesFootnote Reference#	28.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Geneva Mid Cap Growth Fund

Annual Shareholder Report - October 31, 2025

AR-MCG-A (10-25)

Nationwide Geneva Mid Cap Growth Fund

Class R6: NWKAX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Geneva Mid Cap Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$74	0.74%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Mid-cap growth equities performed well over the period, but the outperformance was narrow and driven mostly by AI-related industries and other speculative areas of the market. In late 2024, markets rallied after the U.S. Presidential election, only to fall nearly 25% in the following months due to uncertainty over U.S. tariff policy. In early April, the administration changed course while the Fed was cutting rates, leading to a historic speculative rally. Within the Index, we have seen strong performance from non-earners, high-beta, and speculative companies, which has created a significant headwind to Fund performance.

Top Contributors to Performance

  Solid stock selection in Consumer Discretionary drove relative outperformance.

  A zero weighting to Energy, which underperformed the benchmark, aided performance.

  Top individual outperforming holdings included Amphenol Corp, Axon Enterprise and Idexx Laboratories.

Top Detractors from Performance

  Technology stock selection was the greatest detractor from performance.

  Health care stock selection also hindered performance.

  Top individual detracting holdings included Fiserv, Gartner and Tyler Technologies.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	Russell 1000® Index	Russell Midcap® Growth Index
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$947,382	$1,042,555	$1,004,000
Oct 17	$1,176,715	$1,289,313	$1,267,550
Oct 18	$1,266,286	$1,379,279	$1,345,378
Oct 19	$1,463,779	$1,574,477	$1,600,058
Oct 20	$1,689,464	$1,745,557	$1,938,310
Oct 21	$2,525,907	$2,505,076	$2,702,585
Oct 22	$1,806,366	$2,094,790	$1,920,457
Oct 23	$1,876,658	$2,293,458	$1,984,792
Oct 24	$2,413,098	$3,166,550	$2,752,313
Oct 25	$2,466,278	$3,835,829	$3,291,583

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	2.14%Footnote Reference*	7.86%	9.45%
Russell 1000® Index	21.14%	17.05%	14.39%
Russell Midcap® Growth Index	19.59%	11.17%	12.67%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.
Footnote*	Please see the Fund’s Financial Highlights for additional information.

Fund Information

Key Fund Statistics

Net Assets	$267,568,531
Number of Portfolio Holdings	52
Portfolio Turnover Rate	26.92%
Advisory Fees - net of reimbursement & waiver, if any	$1,643,309

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	95.8%
Repurchase Agreement	4.7%
Other liabilities in excess of assets	-0.5%
Software	15.9%
Electronic Equipment, Instruments & Components	9.6%
Aerospace & Defense	8.7%
Specialty Retail	8.0%
Health Care Equipment & Supplies	7.8%
Commercial Services & Supplies	6.8%
Professional Services	5.7%
Capital Markets	3.9%
IT Services	2.7%
Building Products	2.7%
Other IndustriesFootnote Reference#	28.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Geneva Mid Cap Growth Fund

Annual Shareholder Report - October 31, 2025

AR-MCG-R6 (10-25)

Nationwide Geneva Mid Cap Growth Fund

Institutional Service Class: NWHYX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Geneva Mid Cap Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$85	0.84%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Mid-cap growth equities performed well over the period, but the outperformance was narrow and driven mostly by AI-related industries and other speculative areas of the market. In late 2024, markets rallied after the U.S. Presidential election, only to fall nearly 25% in the following months due to uncertainty over U.S. tariff policy. In early April, the administration changed course while the Fed was cutting rates, leading to a historic speculative rally. Within the Index, we have seen strong performance from non-earners, high-beta, and speculative companies, which has created a significant headwind to Fund performance.

Top Contributors to Performance

  Solid stock selection in Consumer Discretionary drove relative outperformance.

  A zero weighting to Energy, which underperformed the benchmark, aided performance.

  Top individual outperforming holdings included Amphenol Corp, Axon Enterprise and Idexx Laboratories.

Top Detractors from Performance

  Technology stock selection was the greatest detractor from performance.

  Health care stock selection also hindered performance.

  Top individual detracting holdings included Fiserv, Gartner and Tyler Technologies.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Institutional Service Class	Russell 1000® Index	Russell Midcap® Growth Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$47,301	$52,128	$50,200
Oct 17	$58,671	$64,466	$63,378
Oct 18	$63,035	$68,964	$67,269
Oct 19	$72,799	$78,724	$80,003
Oct 20	$83,942	$87,278	$96,915
Oct 21	$125,280	$125,254	$135,129
Oct 22	$89,525	$104,740	$96,023
Oct 23	$92,885	$114,673	$99,240
Oct 24	$119,329	$158,328	$137,616
Oct 25	$121,831	$191,791	$164,579

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	2.03%Footnote Reference*	7.73%	9.31%
Russell 1000® Index	21.14%	17.05%	14.39%
Russell Midcap® Growth Index	19.59%	11.17%	12.67%
Footnote	Description
Footnote[1]	Not subject to any sales charges.
Footnote*	Please see the Fund’s Financial Highlights for additional information.

Fund Information

Key Fund Statistics

Net Assets	$267,568,531
Number of Portfolio Holdings	52
Portfolio Turnover Rate	26.92%
Advisory Fees - net of reimbursement & waiver, if any	$1,643,309

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	95.8%
Repurchase Agreement	4.7%
Other liabilities in excess of assets	-0.5%
Software	15.9%
Electronic Equipment, Instruments & Components	9.6%
Aerospace & Defense	8.7%
Specialty Retail	8.0%
Health Care Equipment & Supplies	7.8%
Commercial Services & Supplies	6.8%
Professional Services	5.7%
Capital Markets	3.9%
IT Services	2.7%
Building Products	2.7%
Other IndustriesFootnote Reference#	28.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Geneva Mid Cap Growth Fund

Annual Shareholder Report - October 31, 2025

AR-MCG-IS (10-25)

Nationwide Geneva Small Cap Growth Fund

Class A: NWHZX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Geneva Small Cap Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$116	1.19%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund’s equities performed well over the period; however, the outperformance was narrow and driven mostly by AI-related industries and other speculative segments of the market. In late 2024, markets staged a rally following the U.S. Presidential election, only to fall nearly 30% in the ensuing months due to uncertainty over U.S. tariff policy. In early April, the administration changed course while the Fed was cutting rates, which led to a historic speculative rally. Within the index, we have seen strong performance from non-earners, high-beta, and speculative companies, which has provided a significant headwind to Fund performance.

Top Contributors to Performance

  An overweight position in Basic Materials, which was one of the top performing industries, aided performance.

  An overweight position in Consumer Discretionary, as well as superior stock selection, aided performance.

  Top individual outperforming holdings included Construction Partners, RBC Bearings and ESCO Technologies.

Top Detractors from Performance

  The technology sector was the greatest detractor from performance.

  Industrial stock selection also hindered performance.

  Top individual detracting holdings included Onto Innovation, SPS Commerce and Vertex.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class A	Russell 3000® Index	Russell 2000® Growth Index
Oct 15	$9,426	$10,000	$10,000
Oct 16	$9,442	$10,424	$9,951
Oct 17	$12,415	$12,924	$13,036
Oct 18	$13,712	$13,776	$13,574
Oct 19	$14,964	$15,635	$14,443
Oct 20	$17,298	$17,221	$16,374
Oct 21	$23,410	$24,782	$22,670
Oct 22	$18,255	$20,688	$16,771
Oct 23	$17,571	$22,422	$15,491
Oct 24	$23,415	$30,910	$21,144
Oct 25	$21,977	$37,342	$25,122

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	-6.15%Footnote Reference*	4.91%	8.83%
Class A (with sales charge)Footnote Reference1	-11.54%	3.67%	8.19%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Growth Index	18.81%	8.94%	9.65%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.
Footnote*	Please see the Fund’s Financial Highlights for additional information.

Fund Information

Key Fund Statistics

Net Assets	$1,546,007,510
Number of Portfolio Holdings	58
Portfolio Turnover Rate	27.03%
Advisory Fees - net of reimbursement & waiver, if any	$12,083,590

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	96.6%
Repurchase Agreements	4.5%
Other liabilities in excess of assets	-1.1%
Software	13.7%
Machinery	12.8%
Professional Services	7.0%
Building Products	5.5%
Health Care Equipment & Supplies	4.9%
Construction & Engineering	4.8%
Electronic Equipment, Instruments & Components	4.0%
Life Sciences Tools & Services	3.9%
Semiconductors & Semiconductor Equipment	3.8%
Hotels, Restaurants & Leisure	3.4%
Other IndustriesFootnote Reference#	36.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Geneva Small Cap Growth Fund

Annual Shareholder Report - October 31, 2025

AR-SCG- A  (10-25)

Nationwide Geneva Small Cap Growth Fund

Class R6: NWKCX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Geneva Small Cap Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$80	0.82%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund’s equities performed well over the period; however, the outperformance was narrow and driven mostly by AI-related industries and other speculative segments of the market. In late 2024, markets staged a rally following the U.S. Presidential election, only to fall nearly 30% in the ensuing months due to uncertainty over U.S. tariff policy. In early April, the administration changed course while the Fed was cutting rates, which led to a historic speculative rally. Within the index, we have seen strong performance from non-earners, high-beta, and speculative companies, which has provided a significant headwind to Fund performance.

Top Contributors to Performance

  An overweight position in Basic Materials, which was one of the top performing industries, aided performance.

  An overweight position in Consumer Discretionary, as well as superior stock selection, aided performance.

  Top individual outperforming holdings included Construction Partners, RBC Bearings and ESCO Technologies.

Top Detractors from Performance

  The technology sector was the greatest detractor from performance.

  Industrial stock selection also hindered performance.

  Top individual detracting holdings included Onto Innovation, SPS Commerce and Vertex.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	Russell 3000® Index	Russell 2000® Growth Index
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$1,005,600	$1,042,431	$995,100
Oct 17	$1,327,037	$1,292,400	$1,303,581
Oct 18	$1,471,224	$1,377,646	$1,357,419
Oct 19	$1,611,515	$1,563,486	$1,444,294
Oct 20	$1,869,895	$1,722,150	$1,637,396
Oct 21	$2,540,092	$2,478,160	$2,266,974
Oct 22	$1,988,295	$2,068,823	$1,677,108
Oct 23	$1,920,598	$2,242,194	$1,549,144
Oct 24	$2,569,161	$3,090,980	$2,114,427
Oct 25	$2,420,464	$3,734,213	$2,512,151

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	-5.80%Footnote Reference*	5.30%	9.24%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Growth Index	18.81%	8.94%	9.65%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.
Footnote*	Please see the Fund’s Financial Highlights for additional information.

Fund Information

Key Fund Statistics

Net Assets	$1,546,007,510
Number of Portfolio Holdings	58
Portfolio Turnover Rate	27.03%
Advisory Fees - net of reimbursement & waiver, if any	$12,083,590

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	96.6%
Repurchase Agreements	4.5%
Other liabilities in excess of assets	-1.1%
Software	13.7%
Machinery	12.8%
Professional Services	7.0%
Building Products	5.5%
Health Care Equipment & Supplies	4.9%
Construction & Engineering	4.8%
Electronic Equipment, Instruments & Components	4.0%
Life Sciences Tools & Services	3.9%
Semiconductors & Semiconductor Equipment	3.8%
Hotels, Restaurants & Leisure	3.4%
Other IndustriesFootnote Reference#	36.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Geneva Small Cap Growth Fund

Annual Shareholder Report - October 31, 2025

AR-SCG-R6 (10-25)

Nationwide Geneva Small Cap Growth Fund

Institutional Service Class: NWKDX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Geneva Small Cap Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$93	0.96%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund’s equities performed well over the period; however, the outperformance was narrow and driven mostly by AI-related industries and other speculative segments of the market. In late 2024, markets staged a rally following the U.S. Presidential election, only to fall nearly 30% in the ensuing months due to uncertainty over U.S. tariff policy. In early April, the administration changed course while the Fed was cutting rates, which led to a historic speculative rally. Within the index, we have seen strong performance from non-earners, high-beta, and speculative companies, which has provided a significant headwind to Fund performance.

Top Contributors to Performance

  An overweight position in Basic Materials, which was one of the top performing industries, aided performance.

  An overweight position in Consumer Discretionary, as well as superior stock selection, aided performance.

  Top individual outperforming holdings included Construction Partners, RBC Bearings and ESCO Technologies.

Top Detractors from Performance

  The technology sector was the greatest detractor from performance.

  Industrial stock selection also hindered performance.

  Top individual detracting holdings included Onto Innovation, SPS Commerce and Vertex.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Institutional Service Class	Russell 3000® Index	Russell 2000® Growth Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$50,224	$52,122	$49,755
Oct 17	$66,222	$64,620	$65,179
Oct 18	$73,331	$68,882	$67,871
Oct 19	$80,228	$78,174	$72,215
Oct 20	$92,981	$86,107	$81,870
Oct 21	$126,170	$123,908	$113,349
Oct 22	$98,652	$103,441	$83,855
Oct 23	$95,194	$112,110	$77,457
Oct 24	$127,171	$154,549	$105,721
Oct 25	$119,654	$186,711	$125,608

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	-5.92%Footnote Reference*	5.17%	9.12%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Growth Index	18.81%	8.94%	9.65%
Footnote	Description
Footnote[1]	Not subject to any sales charges.
Footnote*	Please see the Fund’s Financial Highlights for additional information.

Fund Information

Key Fund Statistics

Net Assets	$1,546,007,510
Number of Portfolio Holdings	58
Portfolio Turnover Rate	27.03%
Advisory Fees - net of reimbursement & waiver, if any	$12,083,590

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	96.6%
Repurchase Agreements	4.5%
Other liabilities in excess of assets	-1.1%
Software	13.7%
Machinery	12.8%
Professional Services	7.0%
Building Products	5.5%
Health Care Equipment & Supplies	4.9%
Construction & Engineering	4.8%
Electronic Equipment, Instruments & Components	4.0%
Life Sciences Tools & Services	3.9%
Semiconductors & Semiconductor Equipment	3.8%
Hotels, Restaurants & Leisure	3.4%
Other IndustriesFootnote Reference#	36.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Geneva Small Cap Growth Fund

Annual Shareholder Report - October 31, 2025

AR-SCG-IS (10-25)

Nationwide Global Sustainable Equity Fund

Class A: GGEAX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Global Sustainable Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$126	1.13%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

During the reporting period, equity markets rose, driven by strong corporate earnings and a resilient U.S. economy. This growth, however, was marked by narrowness, as enthusiasm for AI fueled an uneven rally, with mega-cap technology stocks mostly outperforming the broader market. Although there were some signs of broadening earlier in 2025, this trend has since reversed. Intra-year volatility was also notable, underpinned by geopolitical and trade policy uncertainty and, more recently, some valuation concerns. Nonetheless, with no deterioration in key economic indicators and with Fed rate cuts underway, U.S. equities closed the period higher.

Top Contributors to Performance

  Technology, Consumer Staples, and Financials sectors positively affected Fund relative performance.

  Underweight positions in Consumer Staples and Real Estate aided performance.

  Top individual outperforming holdings included GE Vernova, Zscaler, and Broadcom.

Top Detractors from Performance

  Health Care, Energy, and Utilities sectors detracted the most from Fund relative performance.

  Cash allocation also detracted from performance.

  Top individual detracting holdings included our underweight to NVIDIA and overweights to UnitedHealth Group and Alcon.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class A	MSCI All Country World Index	MSCI World Index® Free
Oct 15	$9,427	$10,000	$10,000
Oct 16	$9,168	$10,205	$10,118
Oct 17	$11,653	$12,573	$12,422
Oct 18	$11,828	$12,508	$12,566
Oct 19	$13,346	$14,082	$14,161
Oct 20	$14,196	$14,771	$14,778
Oct 21	$20,312	$20,277	$20,751
Oct 22	$16,253	$16,230	$16,916
Oct 23	$18,090	$17,935	$18,689
Oct 24	$22,201	$23,816	$24,984
Oct 25	$27,509	$29,300	$30,485

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	23.91%	14.15%	11.30%
Class A (with sales charge)Footnote Reference1	16.78%	12.80%	10.65%
MSCI All Country World Index	22.64%	14.61%	11.31%
MSCI World Index® Free	22.02%	15.58%	11.79%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

Fund Information

Key Fund Statistics

Net Assets	$242,965,329
Number of Portfolio Holdings	66
Portfolio Turnover Rate	41.80%
Advisory Fees - net of reimbursement & waiver, if any	$1,447,870

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	98.4%
Other assets in excess of liabilities	1.6%
United States	75.9%
Japan	4.4%
Netherlands	4.4%
Ireland	2.8%
United Kingdom	2.8%
Spain	2.4%
France	1.8%
Brazil	1.2%
Norway	1.2%
Germany	1.2%
Other Countries	1.9%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Global Sustainable Equity Fund

Annual Shareholder Report - October 31, 2025

AR-GSEQ-A (10-25)

Nationwide Global Sustainable Equity Fund

Class R6: GGEIX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Global Sustainable Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$90	0.80%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

During the reporting period, equity markets rose, driven by strong corporate earnings and a resilient U.S. economy. This growth, however, was marked by narrowness, as enthusiasm for AI fueled an uneven rally, with mega-cap technology stocks mostly outperforming the broader market. Although there were some signs of broadening earlier in 2025, this trend has since reversed. Intra-year volatility was also notable, underpinned by geopolitical and trade policy uncertainty and, more recently, some valuation concerns. Nonetheless, with no deterioration in key economic indicators and with Fed rate cuts underway, U.S. equities closed the period higher.

Top Contributors to Performance

  Technology, Consumer Staples, and Financials sectors positively affected Fund relative performance.

  Underweight positions in Consumer Staples and Real Estate aided performance.

  Top individual outperforming holdings included GE Vernova, Zscaler, and Broadcom.

Top Detractors from Performance

  Health Care, Energy, and Utilities sectors detracted the most from Fund relative performance.

  Cash allocation also detracted from performance.

  Top individual detracting holdings included our underweight to NVIDIA and overweights to UnitedHealth Group and Alcon.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	MSCI All Country World Index	MSCI World Index® Free
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$976,132	$1,020,480	$1,011,800
Oct 17	$1,246,327	$1,257,261	$1,242,187
Oct 18	$1,269,954	$1,250,753	$1,256,596
Oct 19	$1,437,624	$1,408,241	$1,416,058
Oct 20	$1,535,033	$1,477,072	$1,477,798
Oct 21	$2,203,637	$2,027,687	$2,075,125
Oct 22	$1,768,868	$1,623,015	$1,691,642
Oct 23	$1,975,247	$1,793,462	$1,868,926
Oct 24	$2,433,300	$2,381,553	$2,498,380
Oct 25	$3,024,973	$2,930,024	$3,048,523

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	24.32%	14.53%	11.70%
MSCI All Country World Index	22.64%	14.61%	11.31%
MSCI World Index® Free	22.02%	15.58%	11.79%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$242,965,329
Number of Portfolio Holdings	66
Portfolio Turnover Rate	41.80%
Advisory Fees - net of reimbursement & waiver, if any	$1,447,870

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	98.4%
Other assets in excess of liabilities	1.6%
United States	75.9%
Japan	4.4%
Netherlands	4.4%
Ireland	2.8%
United Kingdom	2.8%
Spain	2.4%
France	1.8%
Brazil	1.2%
Norway	1.2%
Germany	1.2%
Other Countries	1.9%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Global Sustainable Equity Fund

Annual Shareholder Report - October 31, 2025

AR-GSEQ-R6 (10-25)

Nationwide Global Sustainable Equity Fund

Institutional Service Class: GGESX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Global Sustainable Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$118	1.05%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

During the reporting period, equity markets rose, driven by strong corporate earnings and a resilient U.S. economy. This growth, however, was marked by narrowness, as enthusiasm for AI fueled an uneven rally, with mega-cap technology stocks mostly outperforming the broader market. Although there were some signs of broadening earlier in 2025, this trend has since reversed. Intra-year volatility was also notable, underpinned by geopolitical and trade policy uncertainty and, more recently, some valuation concerns. Nonetheless, with no deterioration in key economic indicators and with Fed rate cuts underway, U.S. equities closed the period higher.

Top Contributors to Performance

  Technology, Consumer Staples, and Financials sectors positively affected Fund relative performance.

  Underweight positions in Consumer Staples and Real Estate aided performance.

  Top individual outperforming holdings included GE Vernova, Zscaler, and Broadcom.

Top Detractors from Performance

  Health Care, Energy, and Utilities sectors detracted the most from Fund relative performance.

  Cash allocation also detracted from performance.

  Top individual detracting holdings included our underweight to NVIDIA and overweights to UnitedHealth Group and Alcon.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Institutional Service Class	MSCI All Country World Index	MSCI World Index® Free
Oct 15	$50,000	$50,000	$50,000
Oct 16	$48,740	$51,024	$50,590
Oct 17	$62,170	$62,863	$62,109
Oct 18	$63,329	$62,538	$62,830
Oct 19	$71,603	$70,412	$70,803
Oct 20	$76,397	$73,854	$73,890
Oct 21	$109,582	$101,384	$103,756
Oct 22	$87,909	$81,151	$84,582
Oct 23	$98,089	$89,673	$93,446
Oct 24	$120,484	$119,078	$124,919
Oct 25	$149,431	$146,501	$152,426

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	24.02%	14.36%	11.57%
MSCI All Country World Index	22.64%	14.61%	11.31%
MSCI World Index® Free	22.02%	15.58%	11.79%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$242,965,329
Number of Portfolio Holdings	66
Portfolio Turnover Rate	41.80%
Advisory Fees - net of reimbursement & waiver, if any	$1,447,870

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	98.4%
Other assets in excess of liabilities	1.6%
United States	75.9%
Japan	4.4%
Netherlands	4.4%
Ireland	2.8%
United Kingdom	2.8%
Spain	2.4%
France	1.8%
Brazil	1.2%
Norway	1.2%
Germany	1.2%
Other Countries	1.9%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Global Sustainable Equity Fund

Annual Shareholder Report - October 31, 2025

AR-GSEQ-IS (10-25)

Nationwide Government Money Market Fund

Class R6: GMIXX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Government Money Market Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$44	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	iMoneyNet Money Fund Average™ Government All
Oct 15	$1,000,000	$1,000,000
Oct 16	$1,000,442	$1,000,600
Oct 17	$1,003,880	$1,004,302
Oct 18	$1,016,057	$1,016,555
Oct 19	$1,035,392	$1,035,768
Oct 20	$1,040,117	$1,040,843
Oct 21	$1,040,117	$1,041,051
Oct 22	$1,047,507	$1,048,859
Oct 23	$1,094,675	$1,095,953
Oct 24	$1,149,716	$1,151,189
Oct 25	$1,196,342	$1,198,272

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1	4.06%	2.84%	1.81%
iMoneyNet Money Fund Average™ Government All	4.09%	2.86%	1.83%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Fund Information

Key Fund Statistics

Net Assets	$606,487,577
Number of Portfolio Holdings	103
Portfolio Turnover Rate	-%
Advisory Fees - net of reimbursement & waiver, if any	$1,658,489

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

U.S. Treasury Obligations	51.6%
Repurchase Agreements	31.3%
U.S. Government Agency Securities	16.9%
Other assets in excess of liabilities	0.2%
U.S. Treasury Bills, 4.17%, 11/28/2025	3.6%
U.S. Treasury Bills, 4.03%, 11/12/2025	3.0%
U.S. Treasury Bills, 4.21%, 11/25/2025	2.5%
U.S. Treasury Bills, 4.06%, 1/22/2026	2.5%
U.S. Treasury Notes, 3.92%, 4/30/2026	2.2%
U.S. Treasury Bills, 4.19%, 11/13/2025	2.1%
U.S. Treasury Bills, 4.05%, 12/16/2025	2.0%
U.S. Treasury Bills, 4.19%, 11/6/2025	2.0%
U.S. Treasury Notes, 3.86%, 1/31/2027	1.9%
U.S. Treasury Notes, 3.95%, 7/31/2026	1.5%
Other HoldingsFootnote Reference#	76.7%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Government Money Market Fund

Annual Shareholder Report - October 31, 2025

AR-MMKT-R6 (10-25)

Nationwide Government Money Market Fund

Investor: MIFXX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Government Money Market Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor	$54	0.53%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Investor	iMoneyNet Money Fund Average™ Government All
Oct 15	$10,000	$10,000
Oct 16	$10,000	$10,006
Oct 17	$10,023	$10,043
Oct 18	$10,136	$10,166
Oct 19	$10,323	$10,358
Oct 20	$10,366	$10,408
Oct 21	$10,366	$10,411
Oct 22	$10,434	$10,489
Oct 23	$10,893	$10,960
Oct 24	$11,430	$11,512
Oct 25	$11,881	$11,983

Average Annual Total Returns

	1 Year	5 Years	10 Years
InvestorFootnote Reference1	3.95%	2.77%	1.74%
iMoneyNet Money Fund Average™ Government All	4.09%	2.86%	1.83%
Footnote	Description
Footnote[1]	Effective September 30, 2016, Prime Shares were renamed Investor Shares.

Fund Information

Key Fund Statistics

Net Assets	$606,487,577
Number of Portfolio Holdings	103
Portfolio Turnover Rate	-%
Advisory Fees - net of reimbursement & waiver, if any	$1,658,489

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

U.S. Treasury Obligations	51.6%
Repurchase Agreements	31.3%
U.S. Government Agency Securities	16.9%
Other assets in excess of liabilities	0.2%
U.S. Treasury Bills, 4.17%, 11/28/2025	3.6%
U.S. Treasury Bills, 4.03%, 11/12/2025	3.0%
U.S. Treasury Bills, 4.21%, 11/25/2025	2.5%
U.S. Treasury Bills, 4.06%, 1/22/2026	2.5%
U.S. Treasury Notes, 3.92%, 4/30/2026	2.2%
U.S. Treasury Bills, 4.19%, 11/13/2025	2.1%
U.S. Treasury Bills, 4.05%, 12/16/2025	2.0%
U.S. Treasury Bills, 4.19%, 11/6/2025	2.0%
U.S. Treasury Notes, 3.86%, 1/31/2027	1.9%
U.S. Treasury Notes, 3.95%, 7/31/2026	1.5%
Other HoldingsFootnote Reference#	76.7%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Government Money Market Fund

Annual Shareholder Report - October 31, 2025

AR-MMKT-I (10-25)

Nationwide Government Money Market Fund

Service Class: NWSXX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Government Money Market Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$74	0.72%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Service Class	iMoneyNet Money Fund Average™ Government All
Oct 15	$50,000	$50,000
Oct 16	$50,001	$50,030
Oct 17	$50,069	$50,215
Oct 18	$50,538	$50,828
Oct 19	$51,356	$51,788
Oct 20	$51,533	$52,042
Oct 21	$51,533	$52,053
Oct 22	$51,827	$52,443
Oct 23	$54,003	$54,798
Oct 24	$56,552	$57,559
Oct 25	$58,673	$59,914

Average Annual Total Returns

	1 Year	5 Years	10 Years
Service Class	3.75%	2.63%	1.61%
iMoneyNet Money Fund Average™ Government All	4.09%	2.86%	1.83%

Fund Information

Key Fund Statistics

Net Assets	$606,487,577
Number of Portfolio Holdings	103
Portfolio Turnover Rate	-%
Advisory Fees - net of reimbursement & waiver, if any	$1,658,489

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

U.S. Treasury Obligations	51.6%
Repurchase Agreements	31.3%
U.S. Government Agency Securities	16.9%
Other assets in excess of liabilities	0.2%
U.S. Treasury Bills, 4.17%, 11/28/2025	3.6%
U.S. Treasury Bills, 4.03%, 11/12/2025	3.0%
U.S. Treasury Bills, 4.21%, 11/25/2025	2.5%
U.S. Treasury Bills, 4.06%, 1/22/2026	2.5%
U.S. Treasury Notes, 3.92%, 4/30/2026	2.2%
U.S. Treasury Bills, 4.19%, 11/13/2025	2.1%
U.S. Treasury Bills, 4.05%, 12/16/2025	2.0%
U.S. Treasury Bills, 4.19%, 11/6/2025	2.0%
U.S. Treasury Notes, 3.86%, 1/31/2027	1.9%
U.S. Treasury Notes, 3.95%, 7/31/2026	1.5%
Other HoldingsFootnote Reference#	76.7%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Government Money Market Fund

Annual Shareholder Report - October 31, 2025

AR-MMKT-S (10-25)

Nationwide GQG US Quality Equity Fund

Class A: NWAUX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide GQG US Quality Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$85	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund underperformed its benchmark, the S&P 500® Index. The benchmark delivered strong performance over the period, with eight of the eleven sectors posting positive returns. This robust performance was largely driven in the latter half of the period, following “Liberation Day.” The main driver of market performance was investor optimism related to the artificial intelligence (AI) trade, including the acceleration of AI-related capital expenditures by cloud service providers as they built data centers to meet expected demand from developers of large language models. In contrast, the Fund was underweight the AI trade and overweight in areas such as Healthcare, which faced challenges from political and regulatory headwinds.

Top Contributors to Performance

  By sector, the portfolio was helped on a relative basis by stock selection in Information Technology and Consumer Staples along with an overweight to Communication Services.

  By company, top absolute contributors to total return were AppLovin Corporation, Netflix, Inc. and American Electric Power Company, Inc.

Top Detractors from Performance

  By sector, the portfolio's relative performance was negatively impacted by stock selection in Health Care and Financials along with an underweight to Information Technology.

  By company, top absolute detractors to total return were UnitedHealth Group Incorporated, Novo Nordisk A/S, and The Cigna Group.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class A	S&P 500® Index
Jan 21	$9,425	$10,000
Oct 21	$11,499	$12,404
Oct 22	$11,093	$10,592
Oct 23	$11,465	$11,666
Oct 24	$16,510	$16,101
Oct 25	$15,268	$19,555

Average Annual Total Returns

	1 Year	3 Years	Since inception
Class A - (Inception 01/25/2021)	-7.52%	11.24%	10.66%
Class A (with sales charge)Footnote Reference1	-12.86%	9.05%	9.29%
S&P 500® Index	21.45%	22.68%	14.55%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

Fund Information

Key Fund Statistics

Net Assets	$242,429,062
Number of Portfolio Holdings	32
Portfolio Turnover Rate	166.65%
Advisory Fees - net of reimbursement & waiver, if any	$712,052

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	95.7%
Repurchase Agreements	1.5%
Other assets in excess of liabilities	2.8%
Electric Utilities	19.0%
Insurance	14.6%
Tobacco	12.7%
Oil, Gas & Consumable Fuels	9.4%
Diversified Telecommunication Services	9.4%
Pharmaceuticals	6.8%
Health Care Providers & Services	4.4%
Multi-Utilities	3.9%
Beverages	3.3%
Software	2.9%
Other IndustriesFootnote Reference#	13.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

The written contract waiving the administrative services fee for the Fund ended on January 23, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide GQG US Quality Equity Fund

Annual Shareholder Report - October 31, 2025

AR-QE-A (10-25)

Nationwide GQG US Quality Equity Fund

Class R6: NWAVX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide GQG US Quality Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$47	0.49%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund underperformed its benchmark, the S&P 500® Index. The benchmark delivered strong performance over the period, with eight of the eleven sectors posting positive returns. This robust performance was largely driven in the latter half of the period, following “Liberation Day.” The main driver of market performance was investor optimism related to the artificial intelligence (AI) trade, including the acceleration of AI-related capital expenditures by cloud service providers as they built data centers to meet expected demand from developers of large language models. In contrast, the Fund was underweight the AI trade and overweight in areas such as Healthcare, which faced challenges from political and regulatory headwinds.

Top Contributors to Performance

  By sector, the portfolio was helped on a relative basis by stock selection in Information Technology and Consumer Staples along with an overweight to Communication Services.

  By company, top absolute contributors to total return were AppLovin Corporation, Netflix, Inc. and American Electric Power Company, Inc.

Top Detractors from Performance

  By sector, the portfolio's relative performance was negatively impacted by stock selection in Health Care and Financials along with an underweight to Information Technology.

  By company, top absolute detractors to total return were UnitedHealth Group Incorporated, Novo Nordisk A/S, and The Cigna Group.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	S&P 500® Index
Jan 21	$1,000,000	$1,000,000
Oct 21	$1,223,941	$1,240,400
Oct 22	$1,184,509	$1,059,178
Oct 23	$1,228,068	$1,166,578
Oct 24	$1,773,699	$1,610,077
Oct 25	$1,645,918	$1,955,478

Average Annual Total Returns

	1 Year	3 Years	Since inception
Class R6 - (Inception 01/25/2021)Footnote Reference1	-7.14%Footnote Reference*	11.59%	11.03%
S&P 500® Index	21.45%	22.68%	14.55%
Footnote	Description
Footnote[1]	Not subject to any sales charges.
Footnote*	Please see the Fund’s Financial Highlights for additional information.

Fund Information

Key Fund Statistics

Net Assets	$242,429,062
Number of Portfolio Holdings	32
Portfolio Turnover Rate	166.65%
Advisory Fees - net of reimbursement & waiver, if any	$712,052

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	95.7%
Repurchase Agreements	1.5%
Other assets in excess of liabilities	2.8%
Electric Utilities	19.0%
Insurance	14.6%
Tobacco	12.7%
Oil, Gas & Consumable Fuels	9.4%
Diversified Telecommunication Services	9.4%
Pharmaceuticals	6.8%
Health Care Providers & Services	4.4%
Multi-Utilities	3.9%
Beverages	3.3%
Software	2.9%
Other IndustriesFootnote Reference#	13.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

The written contract waiving the administrative services fee for the Fund ended on January 23, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide GQG US Quality Equity Fund

Annual Shareholder Report - October 31, 2025

AR-QE-R6 (10-25)

Nationwide GQG US Quality Equity Fund

Eagle Class: NWAYX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide GQG US Quality Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eagle Class	$57	0.59%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund underperformed its benchmark, the S&P 500® Index. The benchmark delivered strong performance over the period, with eight of the eleven sectors posting positive returns. This robust performance was largely driven in the latter half of the period, following “Liberation Day.” The main driver of market performance was investor optimism related to the artificial intelligence (AI) trade, including the acceleration of AI-related capital expenditures by cloud service providers as they built data centers to meet expected demand from developers of large language models. In contrast, the Fund was underweight the AI trade and overweight in areas such as Healthcare, which faced challenges from political and regulatory headwinds.

Top Contributors to Performance

  By sector, the portfolio was helped on a relative basis by stock selection in Information Technology and Consumer Staples along with an overweight to Communication Services.

  By company, top absolute contributors to total return were AppLovin Corporation, Netflix, Inc. and American Electric Power Company, Inc.

Top Detractors from Performance

  By sector, the portfolio's relative performance was negatively impacted by stock selection in Health Care and Financials along with an underweight to Information Technology.

  By company, top absolute detractors to total return were UnitedHealth Group Incorporated, Novo Nordisk A/S, and The Cigna Group.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Eagle Class	S&P 500® Index
Jan 21	$50,000	$50,000
Oct 21	$61,163	$62,020
Oct 22	$59,197	$52,959
Oct 23	$61,320	$58,329
Oct 24	$88,461	$80,504
Oct 25	$82,035	$97,774

Average Annual Total Returns

	1 Year	3 Years	Since inception
Eagle Class - (Inception 01/25/2021)Footnote Reference1	-7.26%	11.49%	10.95%
S&P 500® Index	21.45%	22.68%	14.55%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$242,429,062
Number of Portfolio Holdings	32
Portfolio Turnover Rate	166.65%
Advisory Fees - net of reimbursement & waiver, if any	$712,052

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	95.7%
Repurchase Agreements	1.5%
Other assets in excess of liabilities	2.8%
Electric Utilities	19.0%
Insurance	14.6%
Tobacco	12.7%
Oil, Gas & Consumable Fuels	9.4%
Diversified Telecommunication Services	9.4%
Pharmaceuticals	6.8%
Health Care Providers & Services	4.4%
Multi-Utilities	3.9%
Beverages	3.3%
Software	2.9%
Other IndustriesFootnote Reference#	13.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

The written contract waiving the administrative services fee for the Fund ended on January 23, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide GQG US Quality Equity Fund

Annual Shareholder Report - October 31, 2025

AR-QE-E (10-25)

Nationwide GQG US Quality Equity Fund

Institutional Service Class: NWAWX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide GQG US Quality Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$61	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund underperformed its benchmark, the S&P 500® Index. The benchmark delivered strong performance over the period, with eight of the eleven sectors posting positive returns. This robust performance was largely driven in the latter half of the period, following “Liberation Day.” The main driver of market performance was investor optimism related to the artificial intelligence (AI) trade, including the acceleration of AI-related capital expenditures by cloud service providers as they built data centers to meet expected demand from developers of large language models. In contrast, the Fund was underweight the AI trade and overweight in areas such as Healthcare, which faced challenges from political and regulatory headwinds.

Top Contributors to Performance

  By sector, the portfolio was helped on a relative basis by stock selection in Information Technology and Consumer Staples along with an overweight to Communication Services.

  By company, top absolute contributors to total return were AppLovin Corporation, Netflix, Inc. and American Electric Power Company, Inc.

Top Detractors from Performance

  By sector, the portfolio's relative performance was negatively impacted by stock selection in Health Care and Financials along with an underweight to Information Technology.

  By company, top absolute detractors to total return were UnitedHealth Group Incorporated, Novo Nordisk A/S, and The Cigna Group.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Institutional Service Class	S&P 500® Index
Jan 21	$50,000	$50,000
Oct 21	$61,155	$62,020
Oct 22	$59,127	$52,959
Oct 23	$61,140	$58,329
Oct 24	$88,071	$80,504
Oct 25	$81,642	$97,774

Average Annual Total Returns

	1 Year	3 Years	Since inception
Institutional Service Class - (Inception 01/25/2021)Footnote Reference1	-7.30%	11.35%	10.84%
S&P 500® Index	21.45%	22.68%	14.55%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$242,429,062
Number of Portfolio Holdings	32
Portfolio Turnover Rate	166.65%
Advisory Fees - net of reimbursement & waiver, if any	$712,052

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	95.7%
Repurchase Agreements	1.5%
Other assets in excess of liabilities	2.8%
Electric Utilities	19.0%
Insurance	14.6%
Tobacco	12.7%
Oil, Gas & Consumable Fuels	9.4%
Diversified Telecommunication Services	9.4%
Pharmaceuticals	6.8%
Health Care Providers & Services	4.4%
Multi-Utilities	3.9%
Beverages	3.3%
Software	2.9%
Other IndustriesFootnote Reference#	13.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

The written contract waiving the administrative services fee for the Fund ended on January 23, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide GQG US Quality Equity Fund

Annual Shareholder Report - October 31, 2025

AR-QE-IS (10-25)

Nationwide Inflation-Protected Securities Fund

Class A: NIFAX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Inflation-Protected Securities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$74	0.72%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Fixed income markets enjoyed solid performance due to a combination of lower short and intermediate Treasury yields and tighter credit spreads. Treasury Inflation-Protected Securities (TIPS) outperformed Treasuries at the front end of the curve as inflation rebounded in the second and third quarters of 2025, but they underperformed at the long end. While the Core Personal Consumption Expenditures (PCE) Price Index remains above the Fed’s 2% target, it’s expected to move lower in the coming months.

Top Contributors to Performance

  An overweight position in non-agency Mortgage Backed Securities (MBS) was a contributor to performance.

  An overweight allocation to Asset Backed Securities (ABS) also contributed.

  An overweight position in Collateralized Loan Obligations (CLO) served to contribute as well.

Top Detractors from Performance

  The underweight position in TIPS detracted the most to performance.

  An overweight to longer-dated TIPS detracted as the yield curve steepened.

  The portfolio’s cash allocation also detracted this quarter.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class A	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index℠
Oct 15	$9,770	$10,000	$10,000
Oct 16	$10,292	$10,437	$10,589
Oct 17	$10,231	$10,531	$10,577
Oct 18	$10,058	$10,315	$10,446
Oct 19	$10,922	$11,502	$11,382
Oct 20	$11,864	$12,214	$12,417
Oct 21	$12,552	$12,156	$13,295
Oct 22	$11,006	$10,250	$11,770
Oct 23	$10,911	$10,287	$11,685
Oct 24	$11,803	$11,371	$12,691
Oct 25	$12,438	$12,072	$13,460

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	5.38%	0.95%	2.44%
Class A (with sales charge)Footnote Reference1	2.95%	0.49%	2.21%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index℠	6.06%	1.63%	3.02%
Footnote	Description
Footnote[1]	A 2.25% front-end sales charge was deducted.

Fund Information

Key Fund Statistics

Net Assets	$158,949,373
Number of Portfolio Holdings	55
Portfolio Turnover Rate	11.39%
Advisory Fees - net of reimbursement & waiver, if any	$246,769

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

U.S. Treasury Obligations	86.4%
Asset-Backed Securities	6.4%
U.S. Government Agency Security	4.6%
Mortgage-Backed Securities	0.9%
Collateralized Mortgage Obligations	0.7%
Repurchase Agreement	0.7%
Other assets in excess of liabilities	0.3%
U.S. Treasury Inflation Linked Notes, 0.50%, 1/15/2028	8.6%
U.S. Treasury Inflation Linked Notes, 0.38%, 7/15/2027	7.9%
U.S. Treasury Inflation Linked Bonds, 3.63%, 4/15/2028	6.7%
U.S. Treasury Inflation Linked Notes, 0.13%, 7/15/2031	5.7%
U.S. Treasury Inflation Linked Notes, 1.63%, 10/15/2027	5.6%
U.S. Treasury Inflation Linked Bonds, 1.75%, 1/15/2028	4.7%
U.S. Treasury Inflation Linked Bonds, 0.63%, 2/15/2043	4.7%
Tennessee Valley Authority, 4.88%, 5/15/2035	4.6%
U.S. Treasury Inflation Linked Notes, 0.13%, 1/15/2030	4.5%
U.S. Treasury Inflation Linked Bonds, 3.88%, 4/15/2029	4.5%
Other HoldingsFootnote Reference#	42.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Inflation-Protected Securities Fund

Annual Shareholder Report - October 31, 2025

AR-IPS-A (10-25)

Nationwide Inflation-Protected Securities Fund

Class R6: NIFIX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Inflation-Protected Securities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$31	0.30%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Fixed income markets enjoyed solid performance due to a combination of lower short and intermediate Treasury yields and tighter credit spreads. Treasury Inflation-Protected Securities (TIPS) outperformed Treasuries at the front end of the curve as inflation rebounded in the second and third quarters of 2025, but they underperformed at the long end. While the Core Personal Consumption Expenditures (PCE) Price Index remains above the Fed’s 2% target, it’s expected to move lower in the coming months.

Top Contributors to Performance

  An overweight position in non-agency Mortgage Backed Securities (MBS) was a contributor to performance.

  An overweight allocation to Asset Backed Securities (ABS) also contributed.

  An overweight position in Collateralized Loan Obligations (CLO) served to contribute as well.

Top Detractors from Performance

  The underweight position in TIPS detracted the most to performance.

  An overweight to longer-dated TIPS detracted as the yield curve steepened.

  The portfolio’s cash allocation also detracted this quarter.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index℠
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$1,056,443	$1,043,700	$1,058,900
Oct 17	$1,053,733	$1,053,093	$1,057,735
Oct 18	$1,039,517	$1,031,505	$1,044,619
Oct 19	$1,131,199	$1,150,231	$1,138,217
Oct 20	$1,232,181	$1,221,430	$1,241,681
Oct 21	$1,309,346	$1,215,568	$1,329,468
Oct 22	$1,153,152	$1,024,967	$1,176,978
Oct 23	$1,146,903	$1,028,656	$1,168,504
Oct 24	$1,246,376	$1,137,141	$1,269,112
Oct 25	$1,319,728	$1,207,179	$1,346,044

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	5.89%	1.38%	2.81%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index℠	6.06%	1.63%	3.02%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$158,949,373
Number of Portfolio Holdings	55
Portfolio Turnover Rate	11.39%
Advisory Fees - net of reimbursement & waiver, if any	$246,769

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

U.S. Treasury Obligations	86.4%
Asset-Backed Securities	6.4%
U.S. Government Agency Security	4.6%
Mortgage-Backed Securities	0.9%
Collateralized Mortgage Obligations	0.7%
Repurchase Agreement	0.7%
Other assets in excess of liabilities	0.3%
U.S. Treasury Inflation Linked Notes, 0.50%, 1/15/2028	8.6%
U.S. Treasury Inflation Linked Notes, 0.38%, 7/15/2027	7.9%
U.S. Treasury Inflation Linked Bonds, 3.63%, 4/15/2028	6.7%
U.S. Treasury Inflation Linked Notes, 0.13%, 7/15/2031	5.7%
U.S. Treasury Inflation Linked Notes, 1.63%, 10/15/2027	5.6%
U.S. Treasury Inflation Linked Bonds, 1.75%, 1/15/2028	4.7%
U.S. Treasury Inflation Linked Bonds, 0.63%, 2/15/2043	4.7%
Tennessee Valley Authority, 4.88%, 5/15/2035	4.6%
U.S. Treasury Inflation Linked Notes, 0.13%, 1/15/2030	4.5%
U.S. Treasury Inflation Linked Bonds, 3.88%, 4/15/2029	4.5%
Other HoldingsFootnote Reference#	42.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Inflation-Protected Securities Fund

Annual Shareholder Report - October 31, 2025

AR-IPS-R6 (10-25)

Nationwide Inflation-Protected Securities Fund

Institutional Service Class: NWXNX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Inflation-Protected Securities Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$47	0.46%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Fixed income markets enjoyed solid performance due to a combination of lower short and intermediate Treasury yields and tighter credit spreads. Treasury Inflation-Protected Securities (TIPS) outperformed Treasuries at the front end of the curve as inflation rebounded in the second and third quarters of 2025, but they underperformed at the long end. While the Core Personal Consumption Expenditures (PCE) Price Index remains above the Fed’s 2% target, it’s expected to move lower in the coming months.

Top Contributors to Performance

  An overweight position in non-agency Mortgage Backed Securities (MBS) was a contributor to performance.

  An overweight allocation to Asset Backed Securities (ABS) also contributed.

  An overweight position in Collateralized Loan Obligations (CLO) served to contribute as well.

Top Detractors from Performance

  The underweight position in TIPS detracted the most to performance.

  An overweight to longer-dated TIPS detracted as the yield curve steepened.

  The portfolio’s cash allocation also detracted this quarter.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Institutional Service Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index℠
Dec 16	$50,000	$50,000	$50,000
Oct 17	$50,791	$51,675	$50,920
Oct 18	$50,055	$50,616	$50,289
Oct 19	$54,409	$56,442	$54,794
Oct 20	$59,220	$59,935	$59,775
Oct 21	$62,818	$59,648	$64,001
Oct 22	$55,234	$50,295	$56,660
Oct 23	$54,851	$50,476	$56,252
Oct 24	$59,509	$55,799	$61,096
Oct 25	$62,911	$59,236	$64,799

Average Annual Total Returns

	1 Year	5 Years	Since inception
Institutional Service Class - (Inception 12/06/2016)Footnote Reference1	5.72%	1.22%	2.61%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.93%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index℠	6.06%	1.63%	2.96%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$158,949,373
Number of Portfolio Holdings	55
Portfolio Turnover Rate	11.39%
Advisory Fees - net of reimbursement & waiver, if any	$246,769

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

U.S. Treasury Obligations	86.4%
Asset-Backed Securities	6.4%
U.S. Government Agency Security	4.6%
Mortgage-Backed Securities	0.9%
Collateralized Mortgage Obligations	0.7%
Repurchase Agreement	0.7%
Other assets in excess of liabilities	0.3%
U.S. Treasury Inflation Linked Notes, 0.50%, 1/15/2028	8.6%
U.S. Treasury Inflation Linked Notes, 0.38%, 7/15/2027	7.9%
U.S. Treasury Inflation Linked Bonds, 3.63%, 4/15/2028	6.7%
U.S. Treasury Inflation Linked Notes, 0.13%, 7/15/2031	5.7%
U.S. Treasury Inflation Linked Notes, 1.63%, 10/15/2027	5.6%
U.S. Treasury Inflation Linked Bonds, 1.75%, 1/15/2028	4.7%
U.S. Treasury Inflation Linked Bonds, 0.63%, 2/15/2043	4.7%
Tennessee Valley Authority, 4.88%, 5/15/2035	4.6%
U.S. Treasury Inflation Linked Notes, 0.13%, 1/15/2030	4.5%
U.S. Treasury Inflation Linked Bonds, 3.88%, 4/15/2029	4.5%
Other HoldingsFootnote Reference#	42.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Inflation-Protected Securities Fund

Annual Shareholder Report - October 31, 2025

AR-IPS-IS (10-25)

Nationwide International Equity Portfolio

Class R6

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide International Equity Portfolio (the "Fund") for the period of November 25, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$56	0.51%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Global markets rose over the period from December 6, 2024, to October 31, 2025, influenced by central banks reducing benchmark interest rates and stronger corporate earnings. Over the period, the portfolio largely benefited from its preference for companies favored by the sell-side analyst community that also had strong positive price momentum. Additionally, a preference away from highly shorted securities also added to performance. However, the portfolio was penalized for its preference towards companies with strong management success and its tilt away from noisy bad momentum.

Top Contributors to Performance

  Positive stock selection within Japan and the United Kingdom contributed to performance.

  The portfolio had notable positive stock selection within the Industrials and Financials sectors, additionally having a tilt towards these sectors also added value.

  Top individual outperforming holdings included Rheinmetall Ag, Banco Bilbao Vizcaya Ar, and Thales Sa.

Top Detractors from Performance

  Underweights and negative stock selection within the Netherlands and Sweden hurt performance.

  Poor stock selection and an overweight to the Real Estate sector notably detracted from performance.

  Top individual detracting holdings included Essilorluxottica, Asml Holding Nv, and Ubs Group Ag.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	MSCI EAFE® Index
Nov 24	$1,000,000	$1,000,000
Oct 25	$1,362,265	$1,262,000

Average Annual Total Returns

Since inceptionFootnote Reference^
Class R6 - (Inception 11/25/2024)Footnote Reference1	37.18%
MSCI EAFE® Index	26.20%
Footnote	Description
Footnote^	Not annualized.
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$788,306,397
Number of Portfolio Holdings	197
Portfolio Turnover Rate	61.70%
Advisory Fees - net of reimbursement & waiver, if any	$2,891,189

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	96.0%
Total Return Swaps	1.5%
Other assets in excess of liabilities	2.5%
Banks	16.2%
Pharmaceuticals	10.6%
Electrical Equipment	6.4%
Insurance	6.0%
Machinery	5.8%
Semiconductors & Semiconductor Equipment	5.8%
Metals & Mining	4.6%
Automobiles	2.7%
Real Estate Management & Development	2.7%
Aerospace & Defense	2.1%
Other Industries	37.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Effective August 22, 2025, the advisory fee waiver rate is 0.014% on all assets.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide International Equity Portfolio

Annual Shareholder Report - October 31, 2025

AR-IEP-R6 (10-25)

Nationwide International Index Fund

Class A: GIIAX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide International Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$81	0.72%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund seeks to match the performance of the MSCI EAFE® Index, factors affecting Index composition and performance also affect the Fund. European equities fluctuated amid uncertainty over U.S. trade policies but advanced through the 2nd and 3rd quarters, supported by strong domestic demand and the ECB’s steady rates. Japanese equities rebounded in the 2nd quarter due to stimulus measures and yen stability, then grew further in the 3rd quarter with easing trade tensions and optimism surrounding artificial intelligence. Overall sentiment improved despite persistent tariff-related risks and global uncertainty.

Top Contributors to Performance

  Financials

  Communication Services

  Industrials

Top Detractors from Performance

  Health Care

  Materials

  Consumer Staples

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class A	MSCI EAFE® Index
Oct 15	$9,428	$10,000
Oct 16	$9,133	$9,677
Oct 17	$11,250	$11,945
Oct 18	$10,392	$11,127
Oct 19	$11,480	$12,355
Oct 20	$10,684	$11,508
Oct 21	$14,233	$15,441
Oct 22	$10,898	$11,890
Oct 23	$12,482	$13,602
Oct 24	$15,137	$16,726
Oct 25	$18,581	$20,578

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	22.75%	11.70%	7.02%
Class A (with sales charge)Footnote Reference1	15.67%	10.39%	6.39%
MSCI EAFE® Index	23.03%	12.33%	7.48%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

Fund Information

Key Fund Statistics

Net Assets	$830,885,762
Number of Portfolio Holdings	702
Portfolio Turnover Rate	12.88%
Advisory Fees - net of reimbursement & waiver, if any	$1,655,887

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	98.3%
Repurchase Agreements	6.6%
Other liabilities in excess of assets	-4.9%
Japan	21.4%
United Kingdom	10.6%
United States	9.2%
Germany	8.9%
France	8.7%
Australia	6.5%
Switzerland	4.6%
Netherlands	4.2%
Spain	3.2%
Italy	3.0%
Other CountriesFootnote Reference#	19.7%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide International Index Fund

Annual Shareholder Report - October 31, 2025

AR-INTX-A (10-25)

Nationwide International Index Fund

Class R: GIIRX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide International Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$119	1.07%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund seeks to match the performance of the MSCI EAFE® Index, factors affecting Index composition and performance also affect the Fund. European equities fluctuated amid uncertainty over U.S. trade policies but advanced through the 2nd and 3rd quarters, supported by strong domestic demand and the ECB’s steady rates. Japanese equities rebounded in the 2nd quarter due to stimulus measures and yen stability, then grew further in the 3rd quarter with easing trade tensions and optimism surrounding artificial intelligence. Overall sentiment improved despite persistent tariff-related risks and global uncertainty.

Top Contributors to Performance

  Financials

  Communication Services

  Industrials

Top Detractors from Performance

  Health Care

  Materials

  Consumer Staples

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class R	MSCI EAFE® Index
Oct 15	$10,000	$10,000
Oct 16	$9,663	$9,677
Oct 17	$11,864	$11,945
Oct 18	$10,929	$11,127
Oct 19	$12,054	$12,355
Oct 20	$11,166	$11,508
Oct 21	$14,837	$15,441
Oct 22	$11,328	$11,890
Oct 23	$12,941	$13,602
Oct 24	$15,626	$16,726
Oct 25	$19,110	$20,578

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class RFootnote Reference1	22.30%	11.35%	6.69%
MSCI EAFE® Index	23.03%	12.33%	7.48%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$830,885,762
Number of Portfolio Holdings	702
Portfolio Turnover Rate	12.88%
Advisory Fees - net of reimbursement & waiver, if any	$1,655,887

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	98.3%
Repurchase Agreements	6.6%
Other liabilities in excess of assets	-4.9%
Japan	21.4%
United Kingdom	10.6%
United States	9.2%
Germany	8.9%
France	8.7%
Australia	6.5%
Switzerland	4.6%
Netherlands	4.2%
Spain	3.2%
Italy	3.0%
Other CountriesFootnote Reference#	19.7%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide International Index Fund

Annual Shareholder Report - October 31, 2025

AR-INTX-R (10-25)

Nationwide International Index Fund

Class R6: GIXIX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide International Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$36	0.32%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund seeks to match the performance of the MSCI EAFE® Index, factors affecting Index composition and performance also affect the Fund. European equities fluctuated amid uncertainty over U.S. trade policies but advanced through the 2nd and 3rd quarters, supported by strong domestic demand and the ECB’s steady rates. Japanese equities rebounded in the 2nd quarter due to stimulus measures and yen stability, then grew further in the 3rd quarter with easing trade tensions and optimism surrounding artificial intelligence. Overall sentiment improved despite persistent tariff-related risks and global uncertainty.

Top Contributors to Performance

  Financials

  Communication Services

  Industrials

Top Detractors from Performance

  Health Care

  Materials

  Consumer Staples

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	MSCI EAFE® Index
Oct 15	$1,000,000	$1,000,000
Oct 16	$972,866	$967,700
Oct 17	$1,201,629	$1,194,529
Oct 18	$1,114,859	$1,112,704
Oct 19	$1,237,694	$1,235,546
Oct 20	$1,157,075	$1,150,788
Oct 21	$1,546,947	$1,544,127
Oct 22	$1,190,651	$1,188,978
Oct 23	$1,368,621	$1,360,190
Oct 24	$1,665,590	$1,672,626
Oct 25	$2,053,432	$2,057,832

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	23.29%	12.16%	7.46%
MSCI EAFE® Index	23.03%	12.33%	7.48%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$830,885,762
Number of Portfolio Holdings	702
Portfolio Turnover Rate	12.88%
Advisory Fees - net of reimbursement & waiver, if any	$1,655,887

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	98.3%
Repurchase Agreements	6.6%
Other liabilities in excess of assets	-4.9%
Japan	21.4%
United Kingdom	10.6%
United States	9.2%
Germany	8.9%
France	8.7%
Australia	6.5%
Switzerland	4.6%
Netherlands	4.2%
Spain	3.2%
Italy	3.0%
Other CountriesFootnote Reference#	19.7%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide International Index Fund

Annual Shareholder Report - October 31, 2025

AR-INTX-R6 (10-25)

Nationwide International Index Fund

Institutional Service Class: NWXPX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide International Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$64	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund seeks to match the performance of the MSCI EAFE® Index, factors affecting Index composition and performance also affect the Fund. European equities fluctuated amid uncertainty over U.S. trade policies but advanced through the 2nd and 3rd quarters, supported by strong domestic demand and the ECB’s steady rates. Japanese equities rebounded in the 2nd quarter due to stimulus measures and yen stability, then grew further in the 3rd quarter with easing trade tensions and optimism surrounding artificial intelligence. Overall sentiment improved despite persistent tariff-related risks and global uncertainty.

Top Contributors to Performance

  Financials

  Communication Services

  Industrials

Top Detractors from Performance

  Health Care

  Materials

  Consumer Staples

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Institutional Service Class	MSCI EAFE® Index
Dec 16	$50,000	$50,000
Oct 17	$61,985	$62,975
Oct 18	$57,400	$58,661
Oct 19	$63,590	$65,137
Oct 20	$59,345	$60,669
Oct 21	$79,155	$81,406
Oct 22	$60,719	$62,682
Oct 23	$69,713	$71,709
Oct 24	$84,654	$88,180
Oct 25	$104,021	$108,488

Average Annual Total Returns

	1 Year	5 Years	Since inception
Institutional Service Class - (Inception 12/06/2016)Footnote Reference1	22.88%	11.88%	8.58%
MSCI EAFE® Index	23.03%	12.33%	9.03%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$830,885,762
Number of Portfolio Holdings	702
Portfolio Turnover Rate	12.88%
Advisory Fees - net of reimbursement & waiver, if any	$1,655,887

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	98.3%
Repurchase Agreements	6.6%
Other liabilities in excess of assets	-4.9%
Japan	21.4%
United Kingdom	10.6%
United States	9.2%
Germany	8.9%
France	8.7%
Australia	6.5%
Switzerland	4.6%
Netherlands	4.2%
Spain	3.2%
Italy	3.0%
Other CountriesFootnote Reference#	19.7%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide International Index Fund

Annual Shareholder Report - October 31, 2025

AR-INTX-IS (10-25)

Nationwide International Small Cap Fund

Class A: NWXSX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide International Small Cap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$139	1.22%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

International small cap equities, as measured by the MSCI EAFE Small Cap® Index, rose 25.1% for the trailing twelve-month period ended 31 October 2025. International small-cap equities advanced, driven by political and economic developments across key markets. Japanese equities rallied as political developments signaled increased policy stability and the potential for pro-growth measures. Investor optimism around economic reform and national security initiatives supported strength in areas such as industrials, technology, and energy. Rising government bond yields reflected expectations for a more expansionary fiscal stance aimed at stimulating domestic demand. In Europe, the eurozone economy grew slightly faster than expected at 0.2% in the third quarter, with French output expanding at the quickest pace since 2023. A pickup in new orders and expanding output signaled a gradual recovery across the region, supporting renewed confidence in cyclical and domestically oriented small-cap companies. The Fund outperformance was driven by strong stock selection in the Information Technology, Health Care and Financials sectors and partially offset by negative stock selection in the Consumer Discretionary, Consumer Staples and Industrials sectors.

Top Contributors to Performance

  The top three individual stock contributors to performance were Verona Pharma, Rakuten Bank, and Hensoldt.

  The top three sector contributors to performance are Information Technology Health Care, and Financials.

Top Detractors from Performance

  The top three individual stocks that detracted from performance were Trainline, Fiverr International, and Rumo.

  The top three sectors that detracted from performance were Consumer Discretionary, Consumer Staples, and Industrials.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class A	MSCI EAFE® Index	MSCI EAFE® Small Cap Index
Dec 16	$9,425	$10,000	$10,000
Oct 17	$11,847	$12,595	$12,895
Oct 18	$10,618	$11,732	$11,888
Oct 19	$11,798	$13,027	$12,936
Oct 20	$11,944	$12,134	$12,760
Oct 21	$17,020	$16,281	$17,325
Oct 22	$11,497	$12,536	$12,079
Oct 23	$12,285	$14,342	$12,860
Oct 24	$15,275	$17,636	$15,813
Oct 25	$19,414	$18,722	$19,687

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class A - (Inception 12/29/2016)	27.09%	10.20%	8.52%
Class A (with sales charge)Footnote Reference1	19.77%	8.90%	7.79%
MSCI EAFE® Index	23.03%	12.33%	8.85%
MSCI EAFE® Small Cap Index	24.50%	9.06%	7.96%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

Fund Information

Key Fund Statistics

Net Assets	$260,932,425
Number of Portfolio Holdings	230
Portfolio Turnover Rate	132.52%
Advisory Fees - net of reimbursement & waiver, if any	$1,983,420

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	98.4%
Repurchase Agreements	5.3%
Exchange Traded Fund	0.6%
Other liabilities in excess of assets	-4.3%
Japan	26.8%
United Kingdom	14.7%
Israel	5.9%
Australia	5.4%
Canada	3.9%
Netherlands	3.5%
France	2.7%
Sweden	2.6%
Italy	2.4%
Brazil	2.4%
Other CountriesFootnote Reference#	29.7%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide International Small Cap Fund

Annual Shareholder Report - October 31, 2025

AR-ISC-A (10-25)

Nationwide International Small Cap Fund

Class R6: NWXUX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide International Small Cap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$104	0.91%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

International small cap equities, as measured by the MSCI EAFE Small Cap® Index, rose 25.1% for the trailing twelve-month period ended 31 October 2025. International small-cap equities advanced, driven by political and economic developments across key markets. Japanese equities rallied as political developments signaled increased policy stability and the potential for pro-growth measures. Investor optimism around economic reform and national security initiatives supported strength in areas such as industrials, technology, and energy. Rising government bond yields reflected expectations for a more expansionary fiscal stance aimed at stimulating domestic demand. In Europe, the eurozone economy grew slightly faster than expected at 0.2% in the third quarter, with French output expanding at the quickest pace since 2023. A pickup in new orders and expanding output signaled a gradual recovery across the region, supporting renewed confidence in cyclical and domestically oriented small-cap companies. The Fund outperformance was driven by strong stock selection in the Information Technology, Health Care and Financials sectors and partially offset by negative stock selection in the Consumer Discretionary, Consumer Staples and Industrials sectors.

Top Contributors to Performance

  The top three individual stock contributors to performance were Verona Pharma, Rakuten Bank, and Hensoldt.

  The top three sector contributors to performance are Information Technology Health Care, and Financials.

Top Detractors from Performance

  The top three individual stocks that detracted from performance were Trainline, Fiverr International, and Rumo.

  The top three sectors that detracted from performance were Consumer Discretionary, Consumer Staples, and Industrials.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	MSCI EAFE® Index	MSCI EAFE® Small Cap Index
Dec 16	$1,000,000	$1,000,000	$1,000,000
Oct 17	$1,261,000	$1,259,500	$1,289,500
Oct 18	$1,134,086	$1,173,224	$1,188,790
Oct 19	$1,263,062	$1,302,748	$1,293,641
Oct 20	$1,282,030	$1,213,380	$1,276,048
Oct 21	$1,833,368	$1,628,113	$1,732,490
Oct 22	$1,244,597	$1,253,647	$1,207,892
Oct 23	$1,335,237	$1,434,172	$1,286,043
Oct 24	$1,665,628	$1,763,601	$1,581,318
Oct 25	$2,123,992	$1,872,239	$1,968,741

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class R6 - (Inception 12/29/2016)Footnote Reference1,Footnote Reference2	27.64%Footnote Reference*	10.62%	8.90%
MSCI EAFE® Index	23.03%	12.33%	8.85%
MSCI EAFE® Small Cap Index	24.50%	9.06%	7.96%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.
Footnote*	Please see the Fund’s Financial Highlights for additional information.

Fund Information

Key Fund Statistics

Net Assets	$260,932,425
Number of Portfolio Holdings	230
Portfolio Turnover Rate	132.52%
Advisory Fees - net of reimbursement & waiver, if any	$1,983,420

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	98.4%
Repurchase Agreements	5.3%
Exchange Traded Fund	0.6%
Other liabilities in excess of assets	-4.3%
Japan	26.8%
United Kingdom	14.7%
Israel	5.9%
Australia	5.4%
Canada	3.9%
Netherlands	3.5%
France	2.7%
Sweden	2.6%
Italy	2.4%
Brazil	2.4%
Other CountriesFootnote Reference#	29.7%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide International Small Cap Fund

Annual Shareholder Report - October 31, 2025

AR-ISC-R6 (10-25)

Nationwide International Small Cap Fund

Institutional Service Class: NWXVX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide International Small Cap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$117	1.03%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

International small cap equities, as measured by the MSCI EAFE Small Cap® Index, rose 25.1% for the trailing twelve-month period ended 31 October 2025. International small-cap equities advanced, driven by political and economic developments across key markets. Japanese equities rallied as political developments signaled increased policy stability and the potential for pro-growth measures. Investor optimism around economic reform and national security initiatives supported strength in areas such as industrials, technology, and energy. Rising government bond yields reflected expectations for a more expansionary fiscal stance aimed at stimulating domestic demand. In Europe, the eurozone economy grew slightly faster than expected at 0.2% in the third quarter, with French output expanding at the quickest pace since 2023. A pickup in new orders and expanding output signaled a gradual recovery across the region, supporting renewed confidence in cyclical and domestically oriented small-cap companies. The Fund outperformance was driven by strong stock selection in the Information Technology, Health Care and Financials sectors and partially offset by negative stock selection in the Consumer Discretionary, Consumer Staples and Industrials sectors.

Top Contributors to Performance

  The top three individual stock contributors to performance were Verona Pharma, Rakuten Bank, and Hensoldt.

  The top three sector contributors to performance are Information Technology Health Care, and Financials.

Top Detractors from Performance

  The top three individual stocks that detracted from performance were Trainline, Fiverr International, and Rumo.

  The top three sectors that detracted from performance were Consumer Discretionary, Consumer Staples, and Industrials.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Institutional Service Class	MSCI EAFE® Index	MSCI EAFE® Small Cap Index
Dec 16	$50,000	$50,000	$50,000
Oct 17	$63,000	$62,975	$64,475
Oct 18	$56,676	$58,661	$59,440
Oct 19	$63,023	$65,137	$64,682
Oct 20	$63,886	$60,669	$63,802
Oct 21	$91,252	$81,406	$86,625
Oct 22	$61,998	$62,682	$60,395
Oct 23	$66,355	$71,709	$64,302
Oct 24	$82,613	$88,180	$79,066
Oct 25	$105,266	$93,612	$98,437

Average Annual Total Returns

	1 Year	5 Years	Since inception
Institutional Service Class - (Inception 12/29/2016)Footnote Reference1	27.42%	10.50%	8.79%
MSCI EAFE® Index	23.03%	12.33%	8.85%
MSCI EAFE® Small Cap Index	24.50%	9.06%	7.96%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$260,932,425
Number of Portfolio Holdings	230
Portfolio Turnover Rate	132.52%
Advisory Fees - net of reimbursement & waiver, if any	$1,983,420

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	98.4%
Repurchase Agreements	5.3%
Exchange Traded Fund	0.6%
Other liabilities in excess of assets	-4.3%
Japan	26.8%
United Kingdom	14.7%
Israel	5.9%
Australia	5.4%
Canada	3.9%
Netherlands	3.5%
France	2.7%
Sweden	2.6%
Italy	2.4%
Brazil	2.4%
Other CountriesFootnote Reference#	29.7%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide International Small Cap Fund

Annual Shareholder Report - October 31, 2025

AR-ISC-IS (10-25)

Nationwide Invesco Core Plus Bond Fund

Class A: NWCPX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Invesco Core Plus Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$87	0.84%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Global trade and shifts in monetary policy shaped the period. Following tariff-related volatility, U.S. agreements with Japan and the EU eased uncertainty. Growth remains positive, but U.S. economic and employment data have softened. The Federal Reserve cut rates in September and October, lowering the target range to 3.75%-4.00%. Expectations for a third cut by year-end are mixed. Credit spreads tightened to multi-decade lows, thanks to strong fundamentals and favorable supply-demand dynamics.

High-quality fixed income performed well, as declining Treasury yields and tightening credit spreads supported returns. "Plus" sectors performed strongly, supported by high starting yields and steady tightening spreads. The Fund outperformed the Bloomberg US Aggregate Bond Index.

Top Contributors to Performance

  Security selection within investment grade corporates, primarily within the Technology, Media, & Telecom and Industrial industries boosted performance.

  Allocations to off-bench sectors including high yield and emerging markets contributed to performance.

  The Fund’s allocation to securitized sectors also boosted performance, led by non-agency mortgage-backed securities.

Top Detractors from Performance

  Security selection within the consumer cyclical industries detracted from relative performance.

  Security selection within consumer non-cyclical industries detracted from relative performance

  While the overall emerging markets allocation was a boost to relative performance, Latin American corporate credits were a mild detractor.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class A	Bloomberg U.S. Aggregate Bond Index
Oct 15	$9,577	$10,000
Oct 16	$10,025	$10,437
Oct 17	$10,205	$10,531
Oct 18	$10,000	$10,315
Oct 19	$11,003	$11,502
Oct 20	$11,705	$12,214
Oct 21	$11,859	$12,156
Oct 22	$9,934	$10,250
Oct 23	$10,043	$10,287
Oct 24	$11,220	$11,371
Oct 25	$11,886	$12,072

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	5.94%	0.31%	2.18%
Class A (with sales charge)Footnote Reference1	1.40%	-0.56%	1.74%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Footnote	Description
Footnote[1]	A 4.25% front-end sales charge was deducted.

Fund Information

Key Fund Statistics

Net Assets	$142,078,525
Number of Portfolio Holdings	644
Portfolio Turnover Rate	425.76%
Advisory Fees - net of reimbursement & waiver, if any	$181,423

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Corporate Bonds	42.9%
Mortgage-Backed Securities	21.3%
Asset-Backed Securities	16.4%
Collateralized Mortgage Obligations	7.3%
Commercial Mortgage-Backed Securities	6.3%
Repurchase Agreements	5.0%
Foreign Government Securities	3.2%
U.S. Treasury Obligations	2.6%
Short-Term Investment	0.7%
Convertible Bonds	0.5%
Other liabilities in excess of assets	-6.2%
Banks	7.4%
Oil, Gas & Consumable Fuels	3.9%
Capital Markets	2.8%
Electric Utilities	1.9%
Insurance	1.8%
Pharmaceuticals	1.6%
Consumer Finance	1.5%
Hotels, Restaurants & Leisure	1.5%
Semiconductors & Semiconductor Equipment	1.3%
Diversified Telecommunication Services	1.3%
Other IndustriesFootnote Reference#	75.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

1. Effective January 17, 2025, the Nationwide BNY Mellon Core Plus Bond ESG Fund was renamed "Nationwide BNY Mellon Core Plus Bond Fund".

2. Effective May 12, 2025, the Nationwide BNY Mellon Core Plus Bond Fund was renamed "Nationwide Invesco Core Plus Bond Fund".

3. Effective end of business on May 7, 2025, the subadviser was changed from Insight North America LLC to Invesco Advisers, Inc.

4. Effective May 12, 2025 the expense limitation rate changed from 0.49% to 0.47%.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Invesco Core Plus Bond Fund

Annual Shareholder Report - October 31, 2025

AR-CPB-A (10-25)

Nationwide Invesco Core Plus Bond Fund

Class R6: NWCIX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Invesco Core Plus Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$49	0.48%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Global trade and shifts in monetary policy shaped the period. Following tariff-related volatility, U.S. agreements with Japan and the EU eased uncertainty. Growth remains positive, but U.S. economic and employment data have softened. The Federal Reserve cut rates in September and October, lowering the target range to 3.75%-4.00%. Expectations for a third cut by year-end are mixed. Credit spreads tightened to multi-decade lows, thanks to strong fundamentals and favorable supply-demand dynamics.

High-quality fixed income performed well, as declining Treasury yields and tightening credit spreads supported returns. "Plus" sectors performed strongly, supported by high starting yields and steady tightening spreads. The Fund outperformed the Bloomberg US Aggregate Bond Index.

Top Contributors to Performance

  Security selection within investment grade corporates, primarily within the Technology, Media, & Telecom and Industrial industries boosted performance.

  Allocations to off-bench sectors including high yield and emerging markets contributed to performance.

  The Fund’s allocation to securitized sectors also boosted performance, led by non-agency mortgage-backed securities.

Top Detractors from Performance

  Security selection within the consumer cyclical industries detracted from relative performance.

  Security selection within consumer non-cyclical industries detracted from relative performance

  While the overall emerging markets allocation was a boost to relative performance, Latin American corporate credits were a mild detractor.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index
Oct 15	$1,000,000	$1,000,000
Oct 16	$1,050,485	$1,043,700
Oct 17	$1,073,369	$1,053,093
Oct 18	$1,055,709	$1,031,505
Oct 19	$1,165,500	$1,150,231
Oct 20	$1,244,020	$1,221,430
Oct 21	$1,264,518	$1,215,568
Oct 22	$1,061,748	$1,024,967
Oct 23	$1,076,979	$1,028,656
Oct 24	$1,209,023	$1,137,141
Oct 25	$1,283,915	$1,207,179

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	6.31%Footnote Reference*	0.63%	2.53%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.
Footnote*	Please see the Fund’s Financial Highlights for additional information.

Fund Information

Key Fund Statistics

Net Assets	$142,078,525
Number of Portfolio Holdings	644
Portfolio Turnover Rate	425.76%
Advisory Fees - net of reimbursement & waiver, if any	$181,423

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Corporate Bonds	42.9%
Mortgage-Backed Securities	21.3%
Asset-Backed Securities	16.4%
Collateralized Mortgage Obligations	7.3%
Commercial Mortgage-Backed Securities	6.3%
Repurchase Agreements	5.0%
Foreign Government Securities	3.2%
U.S. Treasury Obligations	2.6%
Short-Term Investment	0.7%
Convertible Bonds	0.5%
Other liabilities in excess of assets	-6.2%
Banks	7.4%
Oil, Gas & Consumable Fuels	3.9%
Capital Markets	2.8%
Electric Utilities	1.9%
Insurance	1.8%
Pharmaceuticals	1.6%
Consumer Finance	1.5%
Hotels, Restaurants & Leisure	1.5%
Semiconductors & Semiconductor Equipment	1.3%
Diversified Telecommunication Services	1.3%
Other IndustriesFootnote Reference#	75.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

1. Effective January 17, 2025, the Nationwide BNY Mellon Core Plus Bond ESG Fund was renamed "Nationwide BNY Mellon Core Plus Bond Fund".

2. Effective May 12, 2025, the Nationwide BNY Mellon Core Plus Bond Fund was renamed "Nationwide Invesco Core Plus Bond Fund".

3. Effective end of business on May 7, 2025, the subadviser was changed from Insight North America LLC to Invesco Advisers, Inc.

4. Effective May 12, 2025 the expense limitation rate changed from 0.49% to 0.47%.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Invesco Core Plus Bond Fund

Annual Shareholder Report - October 31, 2025

AR-CPB-R6 (10-25)

Nationwide Invesco Core Plus Bond Fund

Institutional Service Class: NWCSX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Invesco Core Plus Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$60	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Global trade and shifts in monetary policy shaped the period. Following tariff-related volatility, U.S. agreements with Japan and the EU eased uncertainty. Growth remains positive, but U.S. economic and employment data have softened. The Federal Reserve cut rates in September and October, lowering the target range to 3.75%-4.00%. Expectations for a third cut by year-end are mixed. Credit spreads tightened to multi-decade lows, thanks to strong fundamentals and favorable supply-demand dynamics.

High-quality fixed income performed well, as declining Treasury yields and tightening credit spreads supported returns. "Plus" sectors performed strongly, supported by high starting yields and steady tightening spreads. The Fund outperformed the Bloomberg US Aggregate Bond Index.

Top Contributors to Performance

  Security selection within investment grade corporates, primarily within the Technology, Media, & Telecom and Industrial industries boosted performance.

  Allocations to off-bench sectors including high yield and emerging markets contributed to performance.

  The Fund’s allocation to securitized sectors also boosted performance, led by non-agency mortgage-backed securities.

Top Detractors from Performance

  Security selection within the consumer cyclical industries detracted from relative performance.

  Security selection within consumer non-cyclical industries detracted from relative performance

  While the overall emerging markets allocation was a boost to relative performance, Latin American corporate credits were a mild detractor.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Institutional Service Class	Bloomberg U.S. Aggregate Bond Index
Oct 15	$50,000	$50,000
Oct 16	$52,474	$52,185
Oct 17	$53,563	$52,655
Oct 18	$52,620	$51,575
Oct 19	$58,031	$57,512
Oct 20	$61,898	$61,072
Oct 21	$62,885	$60,778
Oct 22	$52,832	$51,248
Oct 23	$53,470	$51,433
Oct 24	$59,966	$56,857
Oct 25	$63,674	$60,359

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	6.18%	0.57%	2.45%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$142,078,525
Number of Portfolio Holdings	644
Portfolio Turnover Rate	425.76%
Advisory Fees - net of reimbursement & waiver, if any	$181,423

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Corporate Bonds	42.9%
Mortgage-Backed Securities	21.3%
Asset-Backed Securities	16.4%
Collateralized Mortgage Obligations	7.3%
Commercial Mortgage-Backed Securities	6.3%
Repurchase Agreements	5.0%
Foreign Government Securities	3.2%
U.S. Treasury Obligations	2.6%
Short-Term Investment	0.7%
Convertible Bonds	0.5%
Other liabilities in excess of assets	-6.2%
Banks	7.4%
Oil, Gas & Consumable Fuels	3.9%
Capital Markets	2.8%
Electric Utilities	1.9%
Insurance	1.8%
Pharmaceuticals	1.6%
Consumer Finance	1.5%
Hotels, Restaurants & Leisure	1.5%
Semiconductors & Semiconductor Equipment	1.3%
Diversified Telecommunication Services	1.3%
Other IndustriesFootnote Reference#	75.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

1. Effective January 17, 2025, the Nationwide BNY Mellon Core Plus Bond ESG Fund was renamed "Nationwide BNY Mellon Core Plus Bond Fund".

2. Effective May 12, 2025, the Nationwide BNY Mellon Core Plus Bond Fund was renamed "Nationwide Invesco Core Plus Bond Fund".

3. Effective end of business on May 7, 2025, the subadviser was changed from Insight North America LLC to Invesco Advisers, Inc.

4. Effective May 12, 2025 the expense limitation rate changed from 0.49% to 0.47%.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Invesco Core Plus Bond Fund

Annual Shareholder Report - October 31, 2025

AR-CPB-IS (10-25)

Nationwide Investor Destinations Aggressive Fund

Class A: NDAAX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Investor Destinations Aggressive Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$57	0.53%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities, supported by a weaker U.S. dollar, also posted strong gains, returning 23.03% over the past year. The target risk Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  iShares Core MSCI Emerging Markets ETF

Top Detractors from Performance

  Nationwide GQG US Quality Equity Fund

  JPMorgan Equity Premium Income ETF

  Nationwide Loomis Core Bond Fund

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class A	MSCI All Country World Index	Morningstar® Aggressive Target Risk Index
Oct 15	$9,425	$10,000	$10,000
Oct 16	$9,655	$10,424	$10,424
Oct 17	$11,776	$12,762	$12,762
Oct 18	$11,608	$12,830	$12,830
Oct 19	$12,960	$14,507	$14,507
Oct 20	$13,181	$14,717	$14,717
Oct 21	$18,061	$20,090	$20,090
Oct 22	$14,524	$16,371	$16,371
Oct 23	$15,552	$17,555	$17,555
Oct 24	$20,168	$22,742	$22,742
Oct 25	$23,492	$29,208	$26,983

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	16.48%	12.25%	9.56%
Class A (with sales charge)Footnote Reference1	9.81%	10.92%	8.92%
MSCI All Country World Index	22.64%	14.61%	11.31%
Morningstar® Aggressive Target Risk Index	18.65%	18.13%	10.43%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

Fund Information

Key Fund Statistics

Net Assets	$677,045,463
Number of Portfolio Holdings	15
Portfolio Turnover Rate	39.70%
Advisory Fees - net of reimbursement & waiver, if any	$847,192

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	92.6%
Fixed Income Fund	7.5%
Repurchase Agreement	3.2%
Other liabilities in excess of assets	-3.3%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	18.2%
Nationwide International Equity Portfolio, Class R6	11.7%
Nationwide Mid Cap Market Index Fund, Class R6	11.3%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.0%
Nationwide Large Cap Equity Portfolio, Class R6	10.6%
Nationwide International Index Fund, Class R6	9.9%
iShares Core MSCI Emerging Markets ETF	8.2%
Nationwide Bond Portfolio, Class R6	6.4%
iShares Core S&P 500 ETF	3.0%
iShares Core S&P Small-Cap ETF	1.9%
Other HoldingsFootnote Reference#	7.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Aggressive Fund

Annual Shareholder Report - October 31, 2025

AR-ID-AG-A (10-25)

Nationwide Investor Destinations Aggressive Fund

Class R: GAFRX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Investor Destinations Aggressive Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$90	0.83%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities, supported by a weaker U.S. dollar, also posted strong gains, returning 23.03% over the past year. The target risk Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  iShares Core MSCI Emerging Markets ETF

Top Detractors from Performance

  Nationwide GQG US Quality Equity Fund

  JPMorgan Equity Premium Income ETF

  Nationwide Loomis Core Bond Fund

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class R	MSCI All Country World Index	Morningstar® Aggressive Target Risk Index
Oct 15	$10,000	$10,000	$10,000
Oct 16	$10,209	$10,424	$10,424
Oct 17	$12,416	$12,762	$12,762
Oct 18	$12,199	$12,830	$12,830
Oct 19	$13,574	$14,507	$14,507
Oct 20	$13,766	$14,717	$14,717
Oct 21	$18,806	$20,090	$20,090
Oct 22	$15,066	$16,371	$16,371
Oct 23	$16,084	$17,555	$17,555
Oct 24	$20,812	$22,742	$22,742
Oct 25	$24,166	$29,208	$26,983

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class RFootnote Reference1	16.12%	11.91%	9.22%
MSCI All Country World Index	22.64%	14.61%	11.31%
Morningstar® Aggressive Target Risk Index	18.65%	18.13%	10.43%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$677,045,463
Number of Portfolio Holdings	15
Portfolio Turnover Rate	39.70%
Advisory Fees - net of reimbursement & waiver, if any	$847,192

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	92.6%
Fixed Income Fund	7.5%
Repurchase Agreement	3.2%
Other liabilities in excess of assets	-3.3%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	18.2%
Nationwide International Equity Portfolio, Class R6	11.7%
Nationwide Mid Cap Market Index Fund, Class R6	11.3%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.0%
Nationwide Large Cap Equity Portfolio, Class R6	10.6%
Nationwide International Index Fund, Class R6	9.9%
iShares Core MSCI Emerging Markets ETF	8.2%
Nationwide Bond Portfolio, Class R6	6.4%
iShares Core S&P 500 ETF	3.0%
iShares Core S&P Small-Cap ETF	1.9%
Other HoldingsFootnote Reference#	7.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Aggressive Fund

Annual Shareholder Report - October 31, 2025

AR-ID-AG-R (10-25)

Nationwide Investor Destinations Aggressive Fund

Class R6: GAIDX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Investor Destinations Aggressive Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$21	0.19%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities, supported by a weaker U.S. dollar, also posted strong gains, returning 23.03% over the past year. The target risk Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  iShares Core MSCI Emerging Markets ETF

Top Detractors from Performance

  Nationwide GQG US Quality Equity Fund

  JPMorgan Equity Premium Income ETF

  Nationwide Loomis Core Bond Fund

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	MSCI All Country World Index	Morningstar® Aggressive Target Risk Index
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$1,027,910	$1,042,400	$1,042,400
Oct 17	$1,257,399	$1,276,210	$1,276,210
Oct 18	$1,244,010	$1,282,974	$1,282,974
Oct 19	$1,393,027	$1,450,659	$1,450,659
Oct 20	$1,422,501	$1,471,694	$1,471,694
Oct 21	$1,956,042	$2,009,009	$2,009,009
Oct 22	$1,577,659	$1,637,141	$1,637,141
Oct 23	$1,695,044	$1,755,507	$1,755,507
Oct 24	$2,205,272	$2,274,156	$2,274,156
Oct 25	$2,577,260	$2,920,802	$2,698,330

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	16.87%	12.62%	9.93%
MSCI All Country World Index	22.64%	14.61%	11.31%
Morningstar® Aggressive Target Risk Index	18.65%	18.13%	10.43%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$677,045,463
Number of Portfolio Holdings	15
Portfolio Turnover Rate	39.70%
Advisory Fees - net of reimbursement & waiver, if any	$847,192

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	92.6%
Fixed Income Fund	7.5%
Repurchase Agreement	3.2%
Other liabilities in excess of assets	-3.3%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	18.2%
Nationwide International Equity Portfolio, Class R6	11.7%
Nationwide Mid Cap Market Index Fund, Class R6	11.3%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.0%
Nationwide Large Cap Equity Portfolio, Class R6	10.6%
Nationwide International Index Fund, Class R6	9.9%
iShares Core MSCI Emerging Markets ETF	8.2%
Nationwide Bond Portfolio, Class R6	6.4%
iShares Core S&P 500 ETF	3.0%
iShares Core S&P Small-Cap ETF	1.9%
Other HoldingsFootnote Reference#	7.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Aggressive Fund

Annual Shareholder Report - October 31, 2025

AR-ID-AG-R6 (10-25)

Nationwide Investor Destinations Aggressive Fund

Institutional Service Class: NWWHX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Investor Destinations Aggressive Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$34	0.32%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities, supported by a weaker U.S. dollar, also posted strong gains, returning 23.03% over the past year. The target risk Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  iShares Core MSCI Emerging Markets ETF

Top Detractors from Performance

  Nationwide GQG US Quality Equity Fund

  JPMorgan Equity Premium Income ETF

  Nationwide Loomis Core Bond Fund

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Institutional Service Class	MSCI All Country World Index	Morningstar® Aggressive Target Risk Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$51,350	$52,120	$52,120
Oct 17	$62,773	$63,811	$63,811
Oct 18	$62,029	$64,149	$64,149
Oct 19	$69,428	$72,533	$72,533
Oct 20	$70,745	$73,585	$73,585
Oct 21	$97,214	$100,450	$100,450
Oct 22	$78,311	$81,857	$81,857
Oct 23	$83,977	$87,775	$87,775
Oct 24	$109,212	$113,708	$113,708
Oct 25	$127,544	$146,040	$134,916

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	16.79%	12.51%	9.82%
MSCI All Country World Index	22.64%	14.61%	11.31%
Morningstar® Aggressive Target Risk Index	18.65%	18.13%	10.43%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$677,045,463
Number of Portfolio Holdings	15
Portfolio Turnover Rate	39.70%
Advisory Fees - net of reimbursement & waiver, if any	$847,192

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	92.6%
Fixed Income Fund	7.5%
Repurchase Agreement	3.2%
Other liabilities in excess of assets	-3.3%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	18.2%
Nationwide International Equity Portfolio, Class R6	11.7%
Nationwide Mid Cap Market Index Fund, Class R6	11.3%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.0%
Nationwide Large Cap Equity Portfolio, Class R6	10.6%
Nationwide International Index Fund, Class R6	9.9%
iShares Core MSCI Emerging Markets ETF	8.2%
Nationwide Bond Portfolio, Class R6	6.4%
iShares Core S&P 500 ETF	3.0%
iShares Core S&P Small-Cap ETF	1.9%
Other HoldingsFootnote Reference#	7.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Aggressive Fund

Annual Shareholder Report - October 31, 2025

AR-ID-AG-IS (10-25)

Nationwide Investor Destinations Aggressive Fund

Service Class: NDASX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Investor Destinations Aggressive Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$64	0.59%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities, supported by a weaker U.S. dollar, also posted strong gains, returning 23.03% over the past year. The target risk Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  iShares Core MSCI Emerging Markets ETF

Top Detractors from Performance

  Nationwide GQG US Quality Equity Fund

  JPMorgan Equity Premium Income ETF

  Nationwide Loomis Core Bond Fund

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Service Class	MSCI All Country World Index	Morningstar® Aggressive Target Risk Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$51,199	$52,120	$52,120
Oct 17	$62,391	$63,811	$63,811
Oct 18	$61,456	$64,149	$64,149
Oct 19	$68,556	$72,533	$72,533
Oct 20	$69,674	$73,585	$73,585
Oct 21	$95,474	$100,450	$100,450
Oct 22	$76,780	$81,857	$81,857
Oct 23	$82,074	$87,775	$87,775
Oct 24	$106,442	$113,708	$113,708
Oct 25	$123,928	$146,040	$134,916

Average Annual Total Returns

	1 Year	5 Years	10 Years
Service ClassFootnote Reference1	16.43%	12.21%	9.50%
MSCI All Country World Index	22.64%	14.61%	11.31%
Morningstar® Aggressive Target Risk Index	18.65%	18.13%	10.43%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$677,045,463
Number of Portfolio Holdings	15
Portfolio Turnover Rate	39.70%
Advisory Fees - net of reimbursement & waiver, if any	$847,192

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	92.6%
Fixed Income Fund	7.5%
Repurchase Agreement	3.2%
Other liabilities in excess of assets	-3.3%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	18.2%
Nationwide International Equity Portfolio, Class R6	11.7%
Nationwide Mid Cap Market Index Fund, Class R6	11.3%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	11.0%
Nationwide Large Cap Equity Portfolio, Class R6	10.6%
Nationwide International Index Fund, Class R6	9.9%
iShares Core MSCI Emerging Markets ETF	8.2%
Nationwide Bond Portfolio, Class R6	6.4%
iShares Core S&P 500 ETF	3.0%
iShares Core S&P Small-Cap ETF	1.9%
Other HoldingsFootnote Reference#	7.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Aggressive Fund

Annual Shareholder Report - October 31, 2025

AR-ID-AG-S (10-25)

Nationwide Investor Destinations Conservative Fund

Class A: NDCAX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Investor Destinations Conservative Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$54	0.53%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities, supported by a weaker U.S. dollar, also posted strong gains, returning 23.03% over the past year. The target risk Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  iShares Core S&P 500 ETF

  Nationwide Loomis Short Term Bond Fund

  Nationwide Bond Portfolio

Top Detractors from Performance

  iShares Core S&P Small-Cap ETF

  Nationwide Mid Cap Market Index Fund

  Nationwide Strategic Income Fund

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class A	Bloomberg U.S. Aggregate Bond Index	Morningstar® Conservative Target Risk Index
Oct 15	$9,424	$10,000	$10,000
Oct 16	$9,736	$10,437	$10,441
Oct 17	$10,237	$10,531	$10,969
Oct 18	$10,192	$10,315	$10,867
Oct 19	$11,002	$11,502	$12,032
Oct 20	$11,529	$12,214	$12,722
Oct 21	$12,477	$12,156	$13,605
Oct 22	$10,739	$10,250	$11,447
Oct 23	$10,983	$10,287	$11,678
Oct 24	$12,417	$11,371	$13,321
Oct 25	$13,336	$12,072	$14,510

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	7.40%	2.95%	3.53%
Class A (with sales charge)Footnote Reference1	1.25%	1.75%	2.92%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Morningstar® Conservative Target Risk Index	8.92%	8.22%	3.79%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

Fund Information

Key Fund Statistics

Net Assets	$254,511,070
Number of Portfolio Holdings	21
Portfolio Turnover Rate	32.77%
Advisory Fees - net of reimbursement & waiver, if any	$348,205

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	69.6%
Equity Fund	20.9%
Repurchase Agreement	8.5%
Money Market Fund	8.0%
Alternative Assets	1.5%
Other liabilities in excess of assets	-8.5%
Nationwide Bond Portfolio, Class R6	26.8%
Nationwide Loomis Short Term Bond Fund, Class R6	11.6%
Nationwide Loomis Core Bond Fund, Class R6	8.7%
Fidelity Investments Money Market Government Portfolio – Institutional Class	7.4%
iShares Core International Aggregate Bond ETF	6.5%
Nationwide Inflation-Protected Securities Fund, Class R6	4.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.2%
iShares Core S&P 500 ETF	2.8%
iShares U.S. Treasury Bond ETF	2.8%
JPMorgan Equity Premium Income ETF	2.7%
Other HoldingsFootnote Reference#	22.9%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Conservative Fund

Annual Shareholder Report - October 31, 2025

AR-ID-CON-A (10-25)

Nationwide Investor Destinations Conservative Fund

Class R: GCFRX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Investor Destinations Conservative Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$91	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities, supported by a weaker U.S. dollar, also posted strong gains, returning 23.03% over the past year. The target risk Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  iShares Core S&P 500 ETF

  Nationwide Loomis Short Term Bond Fund

  Nationwide Bond Portfolio

Top Detractors from Performance

  iShares Core S&P Small-Cap ETF

  Nationwide Mid Cap Market Index Fund

  Nationwide Strategic Income Fund

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class R	Bloomberg U.S. Aggregate Bond Index	Morningstar® Conservative Target Risk Index
Oct 15	$10,000	$10,000	$10,000
Oct 16	$10,297	$10,437	$10,441
Oct 17	$10,794	$10,531	$10,969
Oct 18	$10,712	$10,315	$10,867
Oct 19	$11,516	$11,502	$12,032
Oct 20	$12,041	$12,214	$12,722
Oct 21	$12,978	$12,156	$13,605
Oct 22	$11,135	$10,250	$11,447
Oct 23	$11,349	$10,287	$11,678
Oct 24	$12,789	$11,371	$13,321
Oct 25	$13,677	$12,072	$14,510

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class RFootnote Reference1	6.94%	2.58%	3.18%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Morningstar® Conservative Target Risk Index	8.92%	8.22%	3.79%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$254,511,070
Number of Portfolio Holdings	21
Portfolio Turnover Rate	32.77%
Advisory Fees - net of reimbursement & waiver, if any	$348,205

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	69.6%
Equity Fund	20.9%
Repurchase Agreement	8.5%
Money Market Fund	8.0%
Alternative Assets	1.5%
Other liabilities in excess of assets	-8.5%
Nationwide Bond Portfolio, Class R6	26.8%
Nationwide Loomis Short Term Bond Fund, Class R6	11.6%
Nationwide Loomis Core Bond Fund, Class R6	8.7%
Fidelity Investments Money Market Government Portfolio – Institutional Class	7.4%
iShares Core International Aggregate Bond ETF	6.5%
Nationwide Inflation-Protected Securities Fund, Class R6	4.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.2%
iShares Core S&P 500 ETF	2.8%
iShares U.S. Treasury Bond ETF	2.8%
JPMorgan Equity Premium Income ETF	2.7%
Other HoldingsFootnote Reference#	22.9%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Conservative Fund

Annual Shareholder Report - October 31, 2025

AR-ID-CON-R (10-25)

Nationwide Investor Destinations Conservative Fund

Class R6: GIMCX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Investor Destinations Conservative Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$23	0.23%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities, supported by a weaker U.S. dollar, also posted strong gains, returning 23.03% over the past year. The target risk Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  iShares Core S&P 500 ETF

  Nationwide Loomis Short Term Bond Fund

  Nationwide Bond Portfolio

Top Detractors from Performance

  iShares Core S&P Small-Cap ETF

  Nationwide Mid Cap Market Index Fund

  Nationwide Strategic Income Fund

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index	Morningstar® Conservative Target Risk Index
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$1,036,307	$1,043,700	$1,044,100
Oct 17	$1,094,092	$1,053,093	$1,096,931
Oct 18	$1,092,962	$1,031,505	$1,086,730
Oct 19	$1,182,167	$1,150,231	$1,203,227
Oct 20	$1,243,839	$1,221,430	$1,272,172
Oct 21	$1,351,121	$1,215,568	$1,360,461
Oct 22	$1,165,184	$1,024,967	$1,144,692
Oct 23	$1,196,371	$1,028,656	$1,167,815
Oct 24	$1,356,842	$1,137,141	$1,332,120
Oct 25	$1,459,581	$1,207,179	$1,450,987

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	7.57%	3.25%	3.85%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Morningstar® Conservative Target Risk Index	8.92%	8.22%	3.79%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$254,511,070
Number of Portfolio Holdings	21
Portfolio Turnover Rate	32.77%
Advisory Fees - net of reimbursement & waiver, if any	$348,205

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	69.6%
Equity Fund	20.9%
Repurchase Agreement	8.5%
Money Market Fund	8.0%
Alternative Assets	1.5%
Other liabilities in excess of assets	-8.5%
Nationwide Bond Portfolio, Class R6	26.8%
Nationwide Loomis Short Term Bond Fund, Class R6	11.6%
Nationwide Loomis Core Bond Fund, Class R6	8.7%
Fidelity Investments Money Market Government Portfolio – Institutional Class	7.4%
iShares Core International Aggregate Bond ETF	6.5%
Nationwide Inflation-Protected Securities Fund, Class R6	4.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.2%
iShares Core S&P 500 ETF	2.8%
iShares U.S. Treasury Bond ETF	2.8%
JPMorgan Equity Premium Income ETF	2.7%
Other HoldingsFootnote Reference#	22.9%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Conservative Fund

Annual Shareholder Report - October 31, 2025

AR-ID-CON-R6 (10-25)

Nationwide Investor Destinations Conservative Fund

Institutional Service Class: NWWLX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Investor Destinations Conservative Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$30	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities, supported by a weaker U.S. dollar, also posted strong gains, returning 23.03% over the past year. The target risk Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  iShares Core S&P 500 ETF

  Nationwide Loomis Short Term Bond Fund

  Nationwide Bond Portfolio

Top Detractors from Performance

  iShares Core S&P Small-Cap ETF

  Nationwide Mid Cap Market Index Fund

  Nationwide Strategic Income Fund

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Institutional Service Class	Bloomberg U.S. Aggregate Bond Index	Morningstar® Conservative Target Risk Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$51,774	$52,185	$52,205
Oct 17	$54,568	$52,655	$54,847
Oct 18	$54,466	$51,575	$54,336
Oct 19	$58,938	$57,512	$60,161
Oct 20	$61,907	$61,072	$63,609
Oct 21	$67,195	$60,778	$68,023
Oct 22	$57,923	$51,248	$57,235
Oct 23	$59,418	$51,433	$58,391
Oct 24	$67,296	$56,857	$66,606
Oct 25	$72,362	$60,359	$72,549

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	7.53%	3.17%	3.77%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Morningstar® Conservative Target Risk Index	8.92%	8.22%	3.79%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$254,511,070
Number of Portfolio Holdings	21
Portfolio Turnover Rate	32.77%
Advisory Fees - net of reimbursement & waiver, if any	$348,205

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	69.6%
Equity Fund	20.9%
Repurchase Agreement	8.5%
Money Market Fund	8.0%
Alternative Assets	1.5%
Other liabilities in excess of assets	-8.5%
Nationwide Bond Portfolio, Class R6	26.8%
Nationwide Loomis Short Term Bond Fund, Class R6	11.6%
Nationwide Loomis Core Bond Fund, Class R6	8.7%
Fidelity Investments Money Market Government Portfolio – Institutional Class	7.4%
iShares Core International Aggregate Bond ETF	6.5%
Nationwide Inflation-Protected Securities Fund, Class R6	4.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.2%
iShares Core S&P 500 ETF	2.8%
iShares U.S. Treasury Bond ETF	2.8%
JPMorgan Equity Premium Income ETF	2.7%
Other HoldingsFootnote Reference#	22.9%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Conservative Fund

Annual Shareholder Report - October 31, 2025

AR-ID-CON-IS (10-25)

Nationwide Investor Destinations Conservative Fund

Service Class: NDCSX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Investor Destinations Conservative Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$65	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities, supported by a weaker U.S. dollar, also posted strong gains, returning 23.03% over the past year. The target risk Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  iShares Core S&P 500 ETF

  Nationwide Loomis Short Term Bond Fund

  Nationwide Bond Portfolio

Top Detractors from Performance

  iShares Core S&P Small-Cap ETF

  Nationwide Mid Cap Market Index Fund

  Nationwide Strategic Income Fund

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Service Class	Bloomberg U.S. Aggregate Bond Index	Morningstar® Conservative Target Risk Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$51,608	$52,185	$52,205
Oct 17	$54,276	$52,655	$54,847
Oct 18	$54,003	$51,575	$54,336
Oct 19	$58,182	$57,512	$60,161
Oct 20	$60,976	$61,072	$63,609
Oct 21	$65,919	$60,778	$68,023
Oct 22	$56,650	$51,248	$57,235
Oct 23	$57,936	$51,433	$58,391
Oct 24	$65,443	$56,857	$66,606
Oct 25	$70,124	$60,359	$72,549

Average Annual Total Returns

	1 Year	5 Years	10 Years
Service ClassFootnote Reference1	7.15%	2.83%	3.44%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Morningstar® Conservative Target Risk Index	8.92%	8.22%	3.79%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$254,511,070
Number of Portfolio Holdings	21
Portfolio Turnover Rate	32.77%
Advisory Fees - net of reimbursement & waiver, if any	$348,205

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	69.6%
Equity Fund	20.9%
Repurchase Agreement	8.5%
Money Market Fund	8.0%
Alternative Assets	1.5%
Other liabilities in excess of assets	-8.5%
Nationwide Bond Portfolio, Class R6	26.8%
Nationwide Loomis Short Term Bond Fund, Class R6	11.6%
Nationwide Loomis Core Bond Fund, Class R6	8.7%
Fidelity Investments Money Market Government Portfolio – Institutional Class	7.4%
iShares Core International Aggregate Bond ETF	6.5%
Nationwide Inflation-Protected Securities Fund, Class R6	4.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.2%
iShares Core S&P 500 ETF	2.8%
iShares U.S. Treasury Bond ETF	2.8%
JPMorgan Equity Premium Income ETF	2.7%
Other HoldingsFootnote Reference#	22.9%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Conservative Fund

Annual Shareholder Report - October 31, 2025

AR-ID-CON-S (10-25)

Nationwide Investor Destinations Moderate Fund

Class A: NADMX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Investor Destinations Moderate Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$53	0.50%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities, supported by a weaker U.S. dollar, also posted strong gains, returning 23.03% over the past year. The target risk Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  iShares Core MSCI Emerging Markets ETF

Top Detractors from Performance

  Nationwide GQG US Quality Equity Fund

  iShares 20+ Year Treasury Bond ETF

  Nationwide Strategic Income Fund

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class A	MSCI All Country World Index	Morningstar® Moderate Target Risk Index
Oct 15	$9,423	$10,000	$10,000
Oct 16	$9,688	$10,205	$10,465
Oct 17	$11,078	$12,573	$11,931
Oct 18	$11,037	$12,508	$11,905
Oct 19	$12,181	$14,082	$13,388
Oct 20	$12,602	$14,771	$13,992
Oct 21	$15,564	$20,277	$17,069
Oct 22	$12,896	$16,230	$14,080
Oct 23	$13,521	$17,935	$14,748
Oct 24	$16,477	$23,816	$18,047
Oct 25	$18,518	$29,208	$20,629

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	12.38%	8.00%	6.99%
Class A (with sales charge)Footnote Reference1	5.88%	6.74%	6.36%
MSCI All Country World Index	22.64%	14.61%	11.31%
Morningstar® Moderate Target Risk Index	14.31%	13.58%	7.51%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

Fund Information

Key Fund Statistics

Net Assets	$650,317,929
Number of Portfolio Holdings	24
Portfolio Turnover Rate	32.15%
Advisory Fees - net of reimbursement & waiver, if any	$847,024

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	58.6%
Fixed Income Fund	37.2%
Repurchase Agreement	11.1%
Money Market Fund	3.5%
Alternative Assets	0.8%
Other liabilities in excess of assets	-11.2%
Nationwide Bond Portfolio, Class R6	19.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	9.6%
Nationwide International Equity Portfolio, Class R6	8.5%
Nationwide International Index Fund, Class R6	6.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	5.8%
Nationwide Large Cap Equity Portfolio, Class R6	5.6%
iShares Core MSCI Emerging Markets ETF	4.9%
Nationwide Loomis Core Bond Fund, Class R6	4.5%
Nationwide Mid Cap Market Index Fund, Class R6	4.2%
Nationwide Loomis Short Term Bond Fund, Class R6	3.4%
Other HoldingsFootnote Reference#	27.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderate Fund

Annual Shareholder Report - October 31, 2025

AR-ID-MOD-A (10-25)

Nationwide Investor Destinations Moderate Fund

Class R: GMDRX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Investor Destinations Moderate Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$89	0.84%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities, supported by a weaker U.S. dollar, also posted strong gains, returning 23.03% over the past year. The target risk Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  iShares Core MSCI Emerging Markets ETF

Top Detractors from Performance

  Nationwide GQG US Quality Equity Fund

  iShares 20+ Year Treasury Bond ETF

  Nationwide Strategic Income Fund

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class R	MSCI All Country World Index	Morningstar® Moderate Target Risk Index
Oct 15	$10,000	$10,000	$10,000
Oct 16	$10,258	$10,205	$10,465
Oct 17	$11,689	$12,573	$11,931
Oct 18	$11,622	$12,508	$11,905
Oct 19	$12,773	$14,082	$13,388
Oct 20	$13,175	$14,771	$13,992
Oct 21	$16,223	$20,277	$17,069
Oct 22	$13,394	$16,230	$14,080
Oct 23	$13,999	$17,935	$14,748
Oct 24	$17,012	$23,816	$18,047
Oct 25	$19,065	$29,208	$20,629

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class RFootnote Reference1	12.07%	7.67%	6.67%
MSCI All Country World Index	22.64%	14.61%	11.31%
Morningstar® Moderate Target Risk Index	14.31%	13.58%	7.51%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$650,317,929
Number of Portfolio Holdings	24
Portfolio Turnover Rate	32.15%
Advisory Fees - net of reimbursement & waiver, if any	$847,024

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	58.6%
Fixed Income Fund	37.2%
Repurchase Agreement	11.1%
Money Market Fund	3.5%
Alternative Assets	0.8%
Other liabilities in excess of assets	-11.2%
Nationwide Bond Portfolio, Class R6	19.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	9.6%
Nationwide International Equity Portfolio, Class R6	8.5%
Nationwide International Index Fund, Class R6	6.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	5.8%
Nationwide Large Cap Equity Portfolio, Class R6	5.6%
iShares Core MSCI Emerging Markets ETF	4.9%
Nationwide Loomis Core Bond Fund, Class R6	4.5%
Nationwide Mid Cap Market Index Fund, Class R6	4.2%
Nationwide Loomis Short Term Bond Fund, Class R6	3.4%
Other HoldingsFootnote Reference#	27.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderate Fund

Annual Shareholder Report - October 31, 2025

AR-ID-MOD-R (10-25)

Nationwide Investor Destinations Moderate Fund

Class R6: GMDIX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Investor Destinations Moderate Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$20	0.19%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities, supported by a weaker U.S. dollar, also posted strong gains, returning 23.03% over the past year. The target risk Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  iShares Core MSCI Emerging Markets ETF

Top Detractors from Performance

  Nationwide GQG US Quality Equity Fund

  iShares 20+ Year Treasury Bond ETF

  Nationwide Strategic Income Fund

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	MSCI All Country World Index	Morningstar® Moderate Target Risk Index
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$1,032,104	$1,020,480	$1,046,500
Oct 17	$1,183,905	$1,257,261	$1,193,115
Oct 18	$1,183,739	$1,250,753	$1,190,490
Oct 19	$1,310,485	$1,408,241	$1,338,825
Oct 20	$1,360,903	$1,477,072	$1,399,206
Oct 21	$1,685,475	$2,027,687	$1,706,891
Oct 22	$1,400,830	$1,623,015	$1,408,015
Oct 23	$1,474,433	$1,793,462	$1,474,754
Oct 24	$1,803,675	$2,381,553	$1,804,686
Oct 25	$2,033,662	$2,920,802	$2,062,950

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	12.75%	8.37%	7.36%
MSCI All Country World Index	22.64%	14.61%	11.31%
Morningstar® Moderate Target Risk Index	14.31%	13.58%	7.51%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$650,317,929
Number of Portfolio Holdings	24
Portfolio Turnover Rate	32.15%
Advisory Fees - net of reimbursement & waiver, if any	$847,024

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	58.6%
Fixed Income Fund	37.2%
Repurchase Agreement	11.1%
Money Market Fund	3.5%
Alternative Assets	0.8%
Other liabilities in excess of assets	-11.2%
Nationwide Bond Portfolio, Class R6	19.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	9.6%
Nationwide International Equity Portfolio, Class R6	8.5%
Nationwide International Index Fund, Class R6	6.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	5.8%
Nationwide Large Cap Equity Portfolio, Class R6	5.6%
iShares Core MSCI Emerging Markets ETF	4.9%
Nationwide Loomis Core Bond Fund, Class R6	4.5%
Nationwide Mid Cap Market Index Fund, Class R6	4.2%
Nationwide Loomis Short Term Bond Fund, Class R6	3.4%
Other HoldingsFootnote Reference#	27.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderate Fund

Annual Shareholder Report - October 31, 2025

AR-ID-MOD-R6 (10-25)

Nationwide Investor Destinations Moderate Fund

Institutional Service Class: NWWJX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Investor Destinations Moderate Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$30	0.28%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities, supported by a weaker U.S. dollar, also posted strong gains, returning 23.03% over the past year. The target risk Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  iShares Core MSCI Emerging Markets ETF

Top Detractors from Performance

  Nationwide GQG US Quality Equity Fund

  iShares 20+ Year Treasury Bond ETF

  Nationwide Strategic Income Fund

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Institutional Service Class	MSCI All Country World Index	Morningstar® Moderate Target Risk Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$51,557	$51,024	$52,325
Oct 17	$59,111	$62,863	$59,656
Oct 18	$59,048	$62,538	$59,524
Oct 19	$65,309	$70,412	$66,941
Oct 20	$67,752	$73,854	$69,960
Oct 21	$83,850	$101,384	$85,345
Oct 22	$69,629	$81,151	$70,401
Oct 23	$73,247	$89,673	$73,738
Oct 24	$89,466	$119,078	$90,234
Oct 25	$100,780	$146,040	$103,147

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	12.65%	8.27%	7.26%
MSCI All Country World Index	22.64%	14.61%	11.31%
Morningstar® Moderate Target Risk Index	14.31%	13.58%	7.51%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$650,317,929
Number of Portfolio Holdings	24
Portfolio Turnover Rate	32.15%
Advisory Fees - net of reimbursement & waiver, if any	$847,024

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	58.6%
Fixed Income Fund	37.2%
Repurchase Agreement	11.1%
Money Market Fund	3.5%
Alternative Assets	0.8%
Other liabilities in excess of assets	-11.2%
Nationwide Bond Portfolio, Class R6	19.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	9.6%
Nationwide International Equity Portfolio, Class R6	8.5%
Nationwide International Index Fund, Class R6	6.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	5.8%
Nationwide Large Cap Equity Portfolio, Class R6	5.6%
iShares Core MSCI Emerging Markets ETF	4.9%
Nationwide Loomis Core Bond Fund, Class R6	4.5%
Nationwide Mid Cap Market Index Fund, Class R6	4.2%
Nationwide Loomis Short Term Bond Fund, Class R6	3.4%
Other HoldingsFootnote Reference#	27.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderate Fund

Annual Shareholder Report - October 31, 2025

AR-ID-MOD-IS (10-25)

Nationwide Investor Destinations Moderate Fund

Service Class: NSDMX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Investor Destinations Moderate Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$63	0.59%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities, supported by a weaker U.S. dollar, also posted strong gains, returning 23.03% over the past year. The target risk Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  iShares Core MSCI Emerging Markets ETF

Top Detractors from Performance

  Nationwide GQG US Quality Equity Fund

  iShares 20+ Year Treasury Bond ETF

  Nationwide Strategic Income Fund

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Service Class	MSCI All Country World Index	Morningstar® Moderate Target Risk Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$51,441	$51,024	$52,325
Oct 17	$58,770	$62,863	$59,656
Oct 18	$58,520	$62,538	$59,524
Oct 19	$64,524	$70,412	$66,941
Oct 20	$66,719	$73,854	$69,960
Oct 21	$82,376	$101,384	$85,345
Oct 22	$68,192	$81,151	$70,401
Oct 23	$71,483	$89,673	$73,738
Oct 24	$87,038	$119,078	$90,234
Oct 25	$97,814	$146,040	$103,147

Average Annual Total Returns

	1 Year	5 Years	10 Years
Service ClassFootnote Reference1	12.38%	7.95%	6.94%
MSCI All Country World Index	22.64%	14.61%	11.31%
Morningstar® Moderate Target Risk Index	14.31%	13.58%	7.51%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$650,317,929
Number of Portfolio Holdings	24
Portfolio Turnover Rate	32.15%
Advisory Fees - net of reimbursement & waiver, if any	$847,024

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	58.6%
Fixed Income Fund	37.2%
Repurchase Agreement	11.1%
Money Market Fund	3.5%
Alternative Assets	0.8%
Other liabilities in excess of assets	-11.2%
Nationwide Bond Portfolio, Class R6	19.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	9.6%
Nationwide International Equity Portfolio, Class R6	8.5%
Nationwide International Index Fund, Class R6	6.7%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	5.8%
Nationwide Large Cap Equity Portfolio, Class R6	5.6%
iShares Core MSCI Emerging Markets ETF	4.9%
Nationwide Loomis Core Bond Fund, Class R6	4.5%
Nationwide Mid Cap Market Index Fund, Class R6	4.2%
Nationwide Loomis Short Term Bond Fund, Class R6	3.4%
Other HoldingsFootnote Reference#	27.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderate Fund

Annual Shareholder Report - October 31, 2025

AR-ID-MOD-S (10-25)

Nationwide Investor Destinations Moderately Aggressive Fund

Class A: NDMAX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$56	0.52%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities, supported by a weaker U.S. dollar, also posted strong gains, returning 23.03% over the past year. The target risk Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  iShares Core MSCI Emerging Markets ETF

Top Detractors from Performance

  Nationwide GQG US Quality Equity Fund

  JPMorgan Equity Premium Income ETF

  Nationwide Strategic Income Fund

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class A	MSCI All Country World Index	Morningstar® Moderately Aggressive Target Risk Index
Oct 15	$9,424	$10,000	$10,000
Oct 16	$9,668	$10,205	$10,443
Oct 17	$11,514	$12,573	$12,406
Oct 18	$11,431	$12,508	$12,411
Oct 19	$12,734	$14,082	$14,030
Oct 20	$13,095	$14,771	$14,470
Oct 21	$17,205	$20,277	$18,805
Oct 22	$13,924	$16,230	$15,381
Oct 23	$14,780	$17,935	$16,328
Oct 24	$18,703	$23,816	$20,652
Oct 25	$21,499	$29,208	$24,051

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	14.95%	10.42%	8.60%
Class A (with sales charge)Footnote Reference1	8.30%	9.11%	7.95%
MSCI All Country World Index	22.64%	14.61%	11.31%
Morningstar® Moderately Aggressive Target Risk Index	16.45%	16.07%	9.17%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

Fund Information

Key Fund Statistics

Net Assets	$919,924,484
Number of Portfolio Holdings	16
Portfolio Turnover Rate	33.63%
Advisory Fees - net of reimbursement & waiver, if any	$1,173,829

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	78.4%
Fixed Income Fund	21.0%
Repurchase Agreement	4.1%
Alternative Assets	0.7%
Other liabilities in excess of assets	-4.2%
Nationwide Bond Portfolio, Class R6	18.2%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	15.1%
Nationwide International Equity Portfolio, Class R6	10.6%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	9.8%
Nationwide Large Cap Equity Portfolio, Class R6	8.9%
Nationwide International Index Fund, Class R6	8.5%
Nationwide Mid Cap Market Index Fund, Class R6	7.4%
iShares Core MSCI Emerging Markets ETF	6.7%
iShares Core S&P 500 ETF	3.0%
JPMorgan Equity Premium Income ETF	1.9%
Other HoldingsFootnote Reference#	9.9%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderately Aggressive Fund

Annual Shareholder Report - October 31, 2025

AR-ID-MAG-A (10-25)

Nationwide Investor Destinations Moderately Aggressive Fund

Class R: GMARX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$88	0.82%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities, supported by a weaker U.S. dollar, also posted strong gains, returning 23.03% over the past year. The target risk Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  iShares Core MSCI Emerging Markets ETF

Top Detractors from Performance

  Nationwide GQG US Quality Equity Fund

  JPMorgan Equity Premium Income ETF

  Nationwide Strategic Income Fund

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class R	MSCI All Country World Index	Morningstar® Moderately Aggressive Target Risk Index
Oct 15	$10,000	$10,000	$10,000
Oct 16	$10,225	$10,205	$10,443
Oct 17	$12,149	$12,573	$12,406
Oct 18	$12,011	$12,508	$12,411
Oct 19	$13,341	$14,082	$14,030
Oct 20	$13,689	$14,771	$14,470
Oct 21	$17,919	$20,277	$18,805
Oct 22	$14,455	$16,230	$15,381
Oct 23	$15,304	$17,935	$16,328
Oct 24	$19,291	$23,816	$20,652
Oct 25	$22,127	$29,208	$24,051

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class RFootnote Reference1	14.70%	10.08%	8.27%
MSCI All Country World Index	22.64%	14.61%	11.31%
Morningstar® Moderately Aggressive Target Risk Index	16.45%	16.07%	9.17%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$919,924,484
Number of Portfolio Holdings	16
Portfolio Turnover Rate	33.63%
Advisory Fees - net of reimbursement & waiver, if any	$1,173,829

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	78.4%
Fixed Income Fund	21.0%
Repurchase Agreement	4.1%
Alternative Assets	0.7%
Other liabilities in excess of assets	-4.2%
Nationwide Bond Portfolio, Class R6	18.2%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	15.1%
Nationwide International Equity Portfolio, Class R6	10.6%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	9.8%
Nationwide Large Cap Equity Portfolio, Class R6	8.9%
Nationwide International Index Fund, Class R6	8.5%
Nationwide Mid Cap Market Index Fund, Class R6	7.4%
iShares Core MSCI Emerging Markets ETF	6.7%
iShares Core S&P 500 ETF	3.0%
JPMorgan Equity Premium Income ETF	1.9%
Other HoldingsFootnote Reference#	9.9%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderately Aggressive Fund

Annual Shareholder Report - October 31, 2025

AR-ID-MAG-R (10-25)

Nationwide Investor Destinations Moderately Aggressive Fund

Class R6: GMIAX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$20	0.18%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities, supported by a weaker U.S. dollar, also posted strong gains, returning 23.03% over the past year. The target risk Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  iShares Core MSCI Emerging Markets ETF

Top Detractors from Performance

  Nationwide GQG US Quality Equity Fund

  JPMorgan Equity Premium Income ETF

  Nationwide Strategic Income Fund

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	MSCI All Country World Index	Morningstar® Moderately Aggressive Target Risk Index
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$1,029,712	$1,020,480	$1,044,300
Oct 17	$1,230,653	$1,257,261	$1,240,628
Oct 18	$1,224,941	$1,250,753	$1,241,125
Oct 19	$1,369,642	$1,408,241	$1,402,967
Oct 20	$1,413,433	$1,477,072	$1,447,020
Oct 21	$1,864,858	$2,027,687	$1,880,548
Oct 22	$1,514,314	$1,623,015	$1,538,100
Oct 23	$1,613,070	$1,793,462	$1,632,847
Oct 24	$2,046,521	$2,381,553	$2,065,246
Oct 25	$2,361,553	$2,920,802	$2,405,068

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	15.39%	10.81%	8.97%
MSCI All Country World Index	22.64%	14.61%	11.31%
Morningstar® Moderately Aggressive Target Risk Index	16.45%	16.07%	9.17%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$919,924,484
Number of Portfolio Holdings	16
Portfolio Turnover Rate	33.63%
Advisory Fees - net of reimbursement & waiver, if any	$1,173,829

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	78.4%
Fixed Income Fund	21.0%
Repurchase Agreement	4.1%
Alternative Assets	0.7%
Other liabilities in excess of assets	-4.2%
Nationwide Bond Portfolio, Class R6	18.2%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	15.1%
Nationwide International Equity Portfolio, Class R6	10.6%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	9.8%
Nationwide Large Cap Equity Portfolio, Class R6	8.9%
Nationwide International Index Fund, Class R6	8.5%
Nationwide Mid Cap Market Index Fund, Class R6	7.4%
iShares Core MSCI Emerging Markets ETF	6.7%
iShares Core S&P 500 ETF	3.0%
JPMorgan Equity Premium Income ETF	1.9%
Other HoldingsFootnote Reference#	9.9%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderately Aggressive Fund

Annual Shareholder Report - October 31, 2025

AR-ID-MAG-R6 (10-25)

Nationwide Investor Destinations Moderately Aggressive Fund

Institutional Service Class: NWWIX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$30	0.28%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities, supported by a weaker U.S. dollar, also posted strong gains, returning 23.03% over the past year. The target risk Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  iShares Core MSCI Emerging Markets ETF

Top Detractors from Performance

  Nationwide GQG US Quality Equity Fund

  JPMorgan Equity Premium Income ETF

  Nationwide Strategic Income Fund

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Institutional Service Class	MSCI All Country World Index	Morningstar® Moderately Aggressive Target Risk Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$51,423	$51,024	$52,215
Oct 17	$61,433	$62,863	$62,031
Oct 18	$61,089	$62,538	$62,056
Oct 19	$68,253	$70,412	$70,148
Oct 20	$70,384	$73,854	$72,351
Oct 21	$92,788	$101,384	$94,027
Oct 22	$75,256	$81,151	$76,905
Oct 23	$80,131	$89,673	$81,642
Oct 24	$101,625	$119,078	$103,262
Oct 25	$117,119	$146,040	$120,253

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	15.25%	10.72%	8.88%
MSCI All Country World Index	22.64%	14.61%	11.31%
Morningstar® Moderately Aggressive Target Risk Index	16.45%	16.07%	9.17%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$919,924,484
Number of Portfolio Holdings	16
Portfolio Turnover Rate	33.63%
Advisory Fees - net of reimbursement & waiver, if any	$1,173,829

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	78.4%
Fixed Income Fund	21.0%
Repurchase Agreement	4.1%
Alternative Assets	0.7%
Other liabilities in excess of assets	-4.2%
Nationwide Bond Portfolio, Class R6	18.2%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	15.1%
Nationwide International Equity Portfolio, Class R6	10.6%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	9.8%
Nationwide Large Cap Equity Portfolio, Class R6	8.9%
Nationwide International Index Fund, Class R6	8.5%
Nationwide Mid Cap Market Index Fund, Class R6	7.4%
iShares Core MSCI Emerging Markets ETF	6.7%
iShares Core S&P 500 ETF	3.0%
JPMorgan Equity Premium Income ETF	1.9%
Other HoldingsFootnote Reference#	9.9%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderately Aggressive Fund

Annual Shareholder Report - October 31, 2025

AR-ID-MAG-IS (10-25)

Nationwide Investor Destinations Moderately Aggressive Fund

Service Class: NDMSX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$63	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities, supported by a weaker U.S. dollar, also posted strong gains, returning 23.03% over the past year. The target risk Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  iShares Core MSCI Emerging Markets ETF

Top Detractors from Performance

  Nationwide GQG US Quality Equity Fund

  JPMorgan Equity Premium Income ETF

  Nationwide Strategic Income Fund

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Service Class	MSCI All Country World Index	Morningstar® Moderately Aggressive Target Risk Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$51,323	$51,024	$52,215
Oct 17	$61,105	$62,863	$62,031
Oct 18	$60,576	$62,538	$62,056
Oct 19	$67,465	$70,412	$70,148
Oct 20	$69,343	$73,854	$72,351
Oct 21	$91,070	$101,384	$94,027
Oct 22	$73,674	$81,151	$76,905
Oct 23	$78,120	$89,673	$81,642
Oct 24	$98,757	$119,078	$103,262
Oct 25	$113,535	$146,040	$120,253

Average Annual Total Returns

	1 Year	5 Years	10 Years
Service ClassFootnote Reference1	14.96%	10.36%	8.55%
MSCI All Country World Index	22.64%	14.61%	11.31%
Morningstar® Moderately Aggressive Target Risk Index	16.45%	16.07%	9.17%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$919,924,484
Number of Portfolio Holdings	16
Portfolio Turnover Rate	33.63%
Advisory Fees - net of reimbursement & waiver, if any	$1,173,829

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	78.4%
Fixed Income Fund	21.0%
Repurchase Agreement	4.1%
Alternative Assets	0.7%
Other liabilities in excess of assets	-4.2%
Nationwide Bond Portfolio, Class R6	18.2%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	15.1%
Nationwide International Equity Portfolio, Class R6	10.6%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	9.8%
Nationwide Large Cap Equity Portfolio, Class R6	8.9%
Nationwide International Index Fund, Class R6	8.5%
Nationwide Mid Cap Market Index Fund, Class R6	7.4%
iShares Core MSCI Emerging Markets ETF	6.7%
iShares Core S&P 500 ETF	3.0%
JPMorgan Equity Premium Income ETF	1.9%
Other HoldingsFootnote Reference#	9.9%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderately Aggressive Fund

Annual Shareholder Report - October 31, 2025

AR-ID-MAG-S (10-25)

Nationwide Investor Destinations Moderately Conservative Fund

Class A: NADCX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Conservative Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$57	0.54%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities, supported by a weaker U.S. dollar, also posted strong gains, returning 23.03% over the past year. The target risk Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  Nationwide Bond Portfolio

Top Detractors from Performance

  iShares Core S&P Small-Cap ETF

  iShares 20+ Year Treasury Bond ETF

  Nationwide Strategic Income Fund

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class A	Bloomberg U.S. Aggregate Bond Index	Morningstar® Moderately Conservative Target Risk Index
Oct 15	$9,426	$10,000	$10,000
Oct 16	$9,719	$10,437	$10,464
Oct 17	$10,646	$10,531	$11,464
Oct 18	$10,623	$10,315	$11,416
Oct 19	$11,591	$11,502	$12,748
Oct 20	$12,078	$12,214	$13,488
Oct 21	$13,976	$12,156	$15,429
Oct 22	$11,826	$10,250	$12,902
Oct 23	$12,249	$10,287	$13,383
Oct 24	$14,370	$11,371	$15,832
Oct 25	$15,816	$12,072	$17,651

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	10.06%	5.54%	5.31%
Class A (with sales charge)Footnote Reference1	3.72%	4.31%	4.69%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Morningstar® Moderately Conservative Target Risk Index	11.49%	11.01%	5.85%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

Fund Information

Key Fund Statistics

Net Assets	$219,923,919
Number of Portfolio Holdings	24
Portfolio Turnover Rate	32.92%
Advisory Fees - net of reimbursement & waiver, if any	$294,248

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	55.0%
Equity Fund	40.1%
Repurchase Agreement	7.4%
Money Market Fund	4.2%
Alternative Assets	0.7%
Other liabilities in excess of assets	-7.4%
Nationwide Bond Portfolio, Class R6	22.5%
Nationwide Loomis Short Term Bond Fund, Class R6	7.0%
Nationwide International Equity Portfolio, Class R6	6.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	6.2%
Nationwide Loomis Core Bond Fund, Class R6	5.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	4.3%
Nationwide International Index Fund, Class R6	4.2%
iShares U.S. Treasury Bond ETF	4.0%
Fidelity Investments Money Market Government Portfolio – Institutional Class	3.9%
iShares Core International Aggregate Bond ETF	3.8%
Other HoldingsFootnote Reference#	31.9%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderately Conservative Fund

Annual Shareholder Report - October 31, 2025

AR-ID-MCON-A (10-25)

Nationwide Investor Destinations Moderately Conservative Fund

Class R: GMMRX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Conservative Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$91	0.87%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities, supported by a weaker U.S. dollar, also posted strong gains, returning 23.03% over the past year. The target risk Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  Nationwide Bond Portfolio

Top Detractors from Performance

  iShares Core S&P Small-Cap ETF

  iShares 20+ Year Treasury Bond ETF

  Nationwide Strategic Income Fund

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class R	Bloomberg U.S. Aggregate Bond Index	Morningstar® Moderately Conservative Target Risk Index
Oct 15	$10,000	$10,000	$10,000
Oct 16	$10,288	$10,437	$10,464
Oct 17	$11,241	$10,531	$11,464
Oct 18	$11,171	$10,315	$11,416
Oct 19	$12,146	$11,502	$12,748
Oct 20	$12,622	$12,214	$13,488
Oct 21	$14,555	$12,156	$15,429
Oct 22	$12,264	$10,250	$12,902
Oct 23	$12,660	$10,287	$13,383
Oct 24	$14,810	$11,371	$15,832
Oct 25	$16,238	$12,072	$17,651

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class RFootnote Reference1	9.64%	5.17%	4.97%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Morningstar® Moderately Conservative Target Risk Index	11.49%	11.01%	5.85%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$219,923,919
Number of Portfolio Holdings	24
Portfolio Turnover Rate	32.92%
Advisory Fees - net of reimbursement & waiver, if any	$294,248

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	55.0%
Equity Fund	40.1%
Repurchase Agreement	7.4%
Money Market Fund	4.2%
Alternative Assets	0.7%
Other liabilities in excess of assets	-7.4%
Nationwide Bond Portfolio, Class R6	22.5%
Nationwide Loomis Short Term Bond Fund, Class R6	7.0%
Nationwide International Equity Portfolio, Class R6	6.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	6.2%
Nationwide Loomis Core Bond Fund, Class R6	5.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	4.3%
Nationwide International Index Fund, Class R6	4.2%
iShares U.S. Treasury Bond ETF	4.0%
Fidelity Investments Money Market Government Portfolio – Institutional Class	3.9%
iShares Core International Aggregate Bond ETF	3.8%
Other HoldingsFootnote Reference#	31.9%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderately Conservative Fund

Annual Shareholder Report - October 31, 2025

AR-ID-MCON-R (10-25)

Nationwide Investor Destinations Moderately Conservative Fund

Class R6: GMIMX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Conservative Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$25	0.23%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities, supported by a weaker U.S. dollar, also posted strong gains, returning 23.03% over the past year. The target risk Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  Nationwide Bond Portfolio

Top Detractors from Performance

  iShares Core S&P Small-Cap ETF

  iShares 20+ Year Treasury Bond ETF

  Nationwide Strategic Income Fund

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index	Morningstar® Moderately Conservative Target Risk Index
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$1,035,297	$1,043,700	$1,046,400
Oct 17	$1,137,684	$1,053,093	$1,146,436
Oct 18	$1,139,136	$1,031,505	$1,141,621
Oct 19	$1,246,980	$1,150,231	$1,274,848
Oct 20	$1,302,902	$1,221,430	$1,348,789
Oct 21	$1,513,231	$1,215,568	$1,542,880
Oct 22	$1,283,407	$1,024,967	$1,290,156
Oct 23	$1,334,295	$1,028,656	$1,338,279
Oct 24	$1,569,370	$1,137,141	$1,583,223
Oct 25	$1,733,303	$1,207,179	$1,765,146

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	10.45%	5.87%	5.65%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Morningstar® Moderately Conservative Target Risk Index	11.49%	11.01%	5.85%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$219,923,919
Number of Portfolio Holdings	24
Portfolio Turnover Rate	32.92%
Advisory Fees - net of reimbursement & waiver, if any	$294,248

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	55.0%
Equity Fund	40.1%
Repurchase Agreement	7.4%
Money Market Fund	4.2%
Alternative Assets	0.7%
Other liabilities in excess of assets	-7.4%
Nationwide Bond Portfolio, Class R6	22.5%
Nationwide Loomis Short Term Bond Fund, Class R6	7.0%
Nationwide International Equity Portfolio, Class R6	6.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	6.2%
Nationwide Loomis Core Bond Fund, Class R6	5.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	4.3%
Nationwide International Index Fund, Class R6	4.2%
iShares U.S. Treasury Bond ETF	4.0%
Fidelity Investments Money Market Government Portfolio – Institutional Class	3.9%
iShares Core International Aggregate Bond ETF	3.8%
Other HoldingsFootnote Reference#	31.9%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderately Conservative Fund

Annual Shareholder Report - October 31, 2025

AR-ID-MCON-R6 (10-25)

Nationwide Investor Destinations Moderately Conservative Fund

Institutional Service Class: NWWKX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Conservative Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$36	0.34%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities, supported by a weaker U.S. dollar, also posted strong gains, returning 23.03% over the past year. The target risk Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  Nationwide Bond Portfolio

Top Detractors from Performance

  iShares Core S&P Small-Cap ETF

  iShares 20+ Year Treasury Bond ETF

  Nationwide Strategic Income Fund

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Institutional Service Class	Bloomberg U.S. Aggregate Bond Index	Morningstar® Moderately Conservative Target Risk Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$51,717	$52,185	$52,320
Oct 17	$56,810	$52,655	$57,322
Oct 18	$56,776	$51,575	$57,081
Oct 19	$62,103	$57,512	$63,742
Oct 20	$64,799	$61,072	$67,439
Oct 21	$75,170	$60,778	$77,144
Oct 22	$63,714	$51,248	$64,508
Oct 23	$66,135	$51,433	$66,914
Oct 24	$77,810	$56,857	$79,161
Oct 25	$85,798	$60,359	$88,257

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	10.27%	5.77%	5.55%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Morningstar® Moderately Conservative Target Risk Index	11.49%	11.01%	5.85%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$219,923,919
Number of Portfolio Holdings	24
Portfolio Turnover Rate	32.92%
Advisory Fees - net of reimbursement & waiver, if any	$294,248

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	55.0%
Equity Fund	40.1%
Repurchase Agreement	7.4%
Money Market Fund	4.2%
Alternative Assets	0.7%
Other liabilities in excess of assets	-7.4%
Nationwide Bond Portfolio, Class R6	22.5%
Nationwide Loomis Short Term Bond Fund, Class R6	7.0%
Nationwide International Equity Portfolio, Class R6	6.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	6.2%
Nationwide Loomis Core Bond Fund, Class R6	5.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	4.3%
Nationwide International Index Fund, Class R6	4.2%
iShares U.S. Treasury Bond ETF	4.0%
Fidelity Investments Money Market Government Portfolio – Institutional Class	3.9%
iShares Core International Aggregate Bond ETF	3.8%
Other HoldingsFootnote Reference#	31.9%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderately Conservative Fund

Annual Shareholder Report - October 31, 2025

AR-ID-MCON-IS (10-25)

Nationwide Investor Destinations Moderately Conservative Fund

Service Class: NSDCX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Investor Destinations Moderately Conservative Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$65	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose 21.45% reaching record highs. Growth stocks, particularly in technology and communication services, outperformed value stocks, and small caps edged out large caps. The energy sector delivered solid returns, especially among refiners and midstream operators, while fixed income markets benefited from declining Treasury yields, with the Bloomberg U.S. Aggregate Bond Index up 6.16%. International equities, supported by a weaker U.S. dollar, also posted strong gains, returning 23.03% over the past year. The target risk Fund’s allocation to fixed income and domestic markets was a headwind as both trailed international equities.

Top Contributors to Performance

  Nationwide Fundamental All Cap Equity Portfolio

  Nationwide International Index Fund

  Nationwide Bond Portfolio

Top Detractors from Performance

  iShares Core S&P Small-Cap ETF

  iShares 20+ Year Treasury Bond ETF

  Nationwide Strategic Income Fund

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Service Class	Bloomberg U.S. Aggregate Bond Index	Morningstar® Moderately Conservative Target Risk Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$51,559	$52,185	$52,320
Oct 17	$56,459	$52,655	$57,322
Oct 18	$56,301	$51,575	$57,081
Oct 19	$61,345	$57,512	$63,742
Oct 20	$63,903	$61,072	$67,439
Oct 21	$73,903	$60,778	$77,144
Oct 22	$62,421	$51,248	$64,508
Oct 23	$64,585	$51,433	$66,914
Oct 24	$75,720	$56,857	$79,161
Oct 25	$83,263	$60,359	$88,257

Average Annual Total Returns

	1 Year	5 Years	10 Years
Service ClassFootnote Reference1	9.96%	5.44%	5.23%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Morningstar® Moderately Conservative Target Risk Index	11.49%	11.01%	5.85%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$219,923,919
Number of Portfolio Holdings	24
Portfolio Turnover Rate	32.92%
Advisory Fees - net of reimbursement & waiver, if any	$294,248

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	55.0%
Equity Fund	40.1%
Repurchase Agreement	7.4%
Money Market Fund	4.2%
Alternative Assets	0.7%
Other liabilities in excess of assets	-7.4%
Nationwide Bond Portfolio, Class R6	22.5%
Nationwide Loomis Short Term Bond Fund, Class R6	7.0%
Nationwide International Equity Portfolio, Class R6	6.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	6.2%
Nationwide Loomis Core Bond Fund, Class R6	5.5%
Nationwide U.S. 130/30 Equity Portfolio, Class R6	4.3%
Nationwide International Index Fund, Class R6	4.2%
iShares U.S. Treasury Bond ETF	4.0%
Fidelity Investments Money Market Government Portfolio – Institutional Class	3.9%
iShares Core International Aggregate Bond ETF	3.8%
Other HoldingsFootnote Reference#	31.9%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Investor Destinations Moderately Conservative Fund

Annual Shareholder Report - October 31, 2025

AR-ID-MCON-S (10-25)

Nationwide Large Cap Equity Portfolio

Class R6

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Large Cap Equity Portfolio (the "Fund") for the period of August 25, 2025 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$9	0.45%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

US markets rose over the period from August 26, 2025, to October 31, 2025, influenced by the US reducing its benchmark interest rate and stronger corporate earnings. Sentiment among AI stocks and the Magnificent 7 rose due to stronger earnings reports suggesting rising demand for AI computing power. Over the period, the strategy benefited from its preference for companies with stronger fundamental momentum and higher price volatility. Exposure to companies with secular growth opportunities also contributed. However, the strategy was penalized for its tilt toward stocks with stronger analyst sentiment. An underweight to noisy Bad Momentum also detracted from performance.

Top Contributors to Performance

  The portfolio had notable positive stock selection within the Basic Materials and Energy sectors, additionally having a tilt away from these sectors also added value.

  Solid positive stock selection within the Capital Goods sector contributed to performance.

  Top individual outperforming holdings included Flowserve Corp, United Therapeutics, and Anglogold Ashanti Limited.

Top Detractors from Performance

  Poor stock selection and an underweight to the Technology sector notably detracted from performance.

  Negative stock selection within the Financials and Consumer Cyclical sectors hurt performance.

  Top individual detracting holdings included Tesla Motors Inc, Revolution Medicines Inc, and Gentex Corp.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	S&P 500® Index
Aug 25	$1,000,000	$1,000,000
Oct 25	$1,062,000	$1,076,000

Average Annual Total Returns

Since inceptionFootnote Reference^
Class R6 - (Inception 08/22/2025)Footnote Reference1	6.20%
S&P 500® Index	7.60%
Footnote	Description
Footnote^	Not annualized.
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$1,136,772,169
Number of Portfolio Holdings	430
Portfolio Turnover Rate	23.08%
Advisory Fees - net of reimbursement & waiver, if any	$802,125

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	97.3%
Total Return Swaps	0.9%
Other assets in excess of liabilities	1.8%
Semiconductors & Semiconductor Equipment	11.4%
Software	8.8%
Interactive Media & Services	8.4%
Aerospace & Defense	5.7%
Pharmaceuticals	4.4%
Banks	4.1%
Biotechnology	3.9%
Insurance	3.7%
Broadline Retail	3.7%
Capital Markets	3.6%
Other Industries	42.3%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Large Cap Equity Portfolio

Annual Shareholder Report - October 31, 2025

AR-LCE-R6 (10-25)

Nationwide Loomis All Cap Growth Fund

Class A: NWZLX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Loomis All Cap Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$144	1.26%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

We are proprietary bottom-up in our investment process, seeking to invest only in durable businesses that we believe are positioned to do well cycle over cycle. We believe the 10-year average ownership period for our current holdings bears that out. Our approach always looks beyond the current environment, and we make no attempt to anticipate or react to near-term market conditions. The only relevance of near-term market developments is when they afford us the opportunity to buy high-quality, secular-growth companies at a substantial discount to our estimate of intrinsic value. We made no new purchases during the past year.

Top Contributors to Performance

  The Fund’s positions in Tesla, Nvidia, and Alphabet contributed the most to performance.

  Stock selection in the Consumer Discretionary, Healthcare, Consumer Staples, and Industrials sectors, as well as our allocations in the Communication Services and Industrials sectors, contributed positively to relative performance.

Top Detractors from Performance

  The Fund’s positions in Netflix, FactSet Research, and Arm Holdings detracted the most from performance.

  Stock selection in the Financials and Information Technology sectors, as well as our allocations in the Information Technology, Healthcare, Consumer Staples, and Financials sectors, detracted from relative performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class A	Russell 3000® Index	Russell 3000® Growth Index
May 17	$9,425	$10,000	$10,000
Oct 17	$10,339	$10,892	$11,241
Oct 18	$10,836	$11,610	$13,078
Oct 19	$12,405	$13,177	$15,215
Oct 20	$15,644	$14,514	$19,505
Oct 21	$20,301	$20,885	$27,855
Oct 22	$14,405	$17,435	$20,983
Oct 23	$17,738	$18,897	$24,618
Oct 24	$25,698	$26,050	$35,307
Oct 25	$32,938	$31,472	$45,755

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class A - (Inception 05/31/2017)	28.18%	16.06%	16.02%
Class A (with sales charge)Footnote Reference1	20.82%	14.69%	15.21%
Russell 3000® Index	20.81%	16.74%	14.44%
Russell 3000® Growth Index	29.59%	18.59%	18.70%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

Fund Information

Key Fund Statistics

Net Assets	$229,233,726
Number of Portfolio Holdings	44
Portfolio Turnover Rate	11.29%
Advisory Fees - net of reimbursement & waiver, if any	$1,422,601

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.5%
Repurchase Agreements	2.2%
Other liabilities in excess of assets	-1.7%
Semiconductors & Semiconductor Equipment	14.6%
Software	13.5%
Interactive Media & Services	12.8%
Entertainment	8.0%
Automobiles	7.5%
Broadline Retail	5.9%
Biotechnology	5.8%
Financial Services	4.8%
Health Care Technology	3.9%
Aerospace & Defense	3.6%
Other IndustriesFootnote Reference#	19.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Loomis All Cap Growth Fund

Annual Shareholder Report - October 31, 2025

AR-ACG-A (10-25)

Nationwide Loomis All Cap Growth Fund

Class R6: NWZMX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Loomis All Cap Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$94	0.82%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

We are proprietary bottom-up in our investment process, seeking to invest only in durable businesses that we believe are positioned to do well cycle over cycle. We believe the 10-year average ownership period for our current holdings bears that out. Our approach always looks beyond the current environment, and we make no attempt to anticipate or react to near-term market conditions. The only relevance of near-term market developments is when they afford us the opportunity to buy high-quality, secular-growth companies at a substantial discount to our estimate of intrinsic value. We made no new purchases during the past year.

Top Contributors to Performance

  The Fund’s positions in Tesla, Nvidia, and Alphabet contributed the most to performance.

  Stock selection in the Consumer Discretionary, Healthcare, Consumer Staples, and Industrials sectors, as well as our allocations in the Communication Services and Industrials sectors, contributed positively to relative performance.

Top Detractors from Performance

  The Fund’s positions in Netflix, FactSet Research, and Arm Holdings detracted the most from performance.

  Stock selection in the Financials and Information Technology sectors, as well as our allocations in the Information Technology, Healthcare, Consumer Staples, and Financials sectors, detracted from relative performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	Russell 3000® Index	Russell 3000® Growth Index
May 17	$1,000,000	$1,000,000	$1,000,000
Oct 17	$1,100,000	$1,089,200	$1,124,100
Oct 18	$1,156,658	$1,161,043	$1,307,778
Oct 19	$1,329,387	$1,317,665	$1,521,469
Oct 20	$1,685,073	$1,451,382	$1,950,523
Oct 21	$2,197,426	$2,088,527	$2,785,542
Oct 22	$1,567,146	$1,743,549	$2,098,349
Oct 23	$1,936,296	$1,889,661	$2,461,783
Oct 24	$2,819,370	$2,604,996	$3,530,735
Oct 25	$3,630,475	$3,147,161	$4,575,537

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class R6 - (Inception 05/31/2017)Footnote Reference1	28.77%	16.59%	16.55%
Russell 3000® Index	20.81%	16.74%	14.44%
Russell 3000® Growth Index	29.59%	18.59%	18.70%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$229,233,726
Number of Portfolio Holdings	44
Portfolio Turnover Rate	11.29%
Advisory Fees - net of reimbursement & waiver, if any	$1,422,601

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.5%
Repurchase Agreements	2.2%
Other liabilities in excess of assets	-1.7%
Semiconductors & Semiconductor Equipment	14.6%
Software	13.5%
Interactive Media & Services	12.8%
Entertainment	8.0%
Automobiles	7.5%
Broadline Retail	5.9%
Biotechnology	5.8%
Financial Services	4.8%
Health Care Technology	3.9%
Aerospace & Defense	3.6%
Other IndustriesFootnote Reference#	19.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Loomis All Cap Growth Fund

Annual Shareholder Report - October 31, 2025

AR-ACG-R6 (10-25)

Nationwide Loomis All Cap Growth Fund

Eagle Class: NWADX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Loomis All Cap Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eagle Class	$105	0.92%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

We are proprietary bottom-up in our investment process, seeking to invest only in durable businesses that we believe are positioned to do well cycle over cycle. We believe the 10-year average ownership period for our current holdings bears that out. Our approach always looks beyond the current environment, and we make no attempt to anticipate or react to near-term market conditions. The only relevance of near-term market developments is when they afford us the opportunity to buy high-quality, secular-growth companies at a substantial discount to our estimate of intrinsic value. We made no new purchases during the past year.

Top Contributors to Performance

  The Fund’s positions in Tesla, Nvidia, and Alphabet contributed the most to performance.

  Stock selection in the Consumer Discretionary, Healthcare, Consumer Staples, and Industrials sectors, as well as our allocations in the Communication Services and Industrials sectors, contributed positively to relative performance.

Top Detractors from Performance

  The Fund’s positions in Netflix, FactSet Research, and Arm Holdings detracted the most from performance.

  Stock selection in the Financials and Information Technology sectors, as well as our allocations in the Information Technology, Healthcare, Consumer Staples, and Financials sectors, detracted from relative performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Eagle Class	Russell 3000® Index	Russell 3000® Growth Index
Jun 18	$50,000	$50,000	$50,000
Oct 18	$48,810	$49,945	$49,885
Oct 19	$56,130	$56,682	$58,036
Oct 20	$71,073	$62,435	$74,402
Oct 21	$92,541	$89,843	$106,254
Oct 22	$65,900	$75,003	$80,041
Oct 23	$81,419	$81,288	$93,904
Oct 24	$118,390	$112,060	$134,679
Oct 25	$152,240	$135,383	$174,533

Average Annual Total Returns

	1 Year	5 Years	Since inception
Eagle Class - (Inception 06/27/2018)Footnote Reference1	28.59%	16.46%	16.37%
Russell 3000® Index	20.81%	16.74%	14.37%
Russell 3000® Growth Index	29.59%	18.59%	18.34%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$229,233,726
Number of Portfolio Holdings	44
Portfolio Turnover Rate	11.29%
Advisory Fees - net of reimbursement & waiver, if any	$1,422,601

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.5%
Repurchase Agreements	2.2%
Other liabilities in excess of assets	-1.7%
Semiconductors & Semiconductor Equipment	14.6%
Software	13.5%
Interactive Media & Services	12.8%
Entertainment	8.0%
Automobiles	7.5%
Broadline Retail	5.9%
Biotechnology	5.8%
Financial Services	4.8%
Health Care Technology	3.9%
Aerospace & Defense	3.6%
Other IndustriesFootnote Reference#	19.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Loomis All Cap Growth Fund

Annual Shareholder Report - October 31, 2025

AR-ACG-E (10-25)

Nationwide Loomis All Cap Growth Fund

Institutional Service Class: NWZNX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Loomis All Cap Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$103	0.90%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

We are proprietary bottom-up in our investment process, seeking to invest only in durable businesses that we believe are positioned to do well cycle over cycle. We believe the 10-year average ownership period for our current holdings bears that out. Our approach always looks beyond the current environment, and we make no attempt to anticipate or react to near-term market conditions. The only relevance of near-term market developments is when they afford us the opportunity to buy high-quality, secular-growth companies at a substantial discount to our estimate of intrinsic value. We made no new purchases during the past year.

Top Contributors to Performance

  The Fund’s positions in Tesla, Nvidia, and Alphabet contributed the most to performance.

  Stock selection in the Consumer Discretionary, Healthcare, Consumer Staples, and Industrials sectors, as well as our allocations in the Communication Services and Industrials sectors, contributed positively to relative performance.

Top Detractors from Performance

  The Fund’s positions in Netflix, FactSet Research, and Arm Holdings detracted the most from performance.

  Stock selection in the Financials and Information Technology sectors, as well as our allocations in the Information Technology, Healthcare, Consumer Staples, and Financials sectors, detracted from relative performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Institutional Service Class	Russell 3000® Index	Russell 3000® Growth Index
May 17	$50,000	$50,000	$50,000
Oct 17	$54,900	$54,460	$56,205
Oct 18	$57,645	$58,052	$65,389
Oct 19	$66,237	$65,883	$76,073
Oct 20	$83,916	$72,569	$97,526
Oct 21	$109,426	$104,426	$139,277
Oct 22	$78,030	$87,177	$104,917
Oct 23	$96,458	$94,483	$123,089
Oct 24	$140,267	$130,250	$176,537
Oct 25	$180,466	$157,358	$228,777

Average Annual Total Returns

	1 Year	5 Years	Since inception
Institutional Service Class - (Inception 05/31/2017)Footnote Reference1	28.66%	16.55%	16.47%
Russell 3000® Index	20.81%	16.74%	14.44%
Russell 3000® Growth Index	29.59%	18.59%	18.70%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$229,233,726
Number of Portfolio Holdings	44
Portfolio Turnover Rate	11.29%
Advisory Fees - net of reimbursement & waiver, if any	$1,422,601

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.5%
Repurchase Agreements	2.2%
Other liabilities in excess of assets	-1.7%
Semiconductors & Semiconductor Equipment	14.6%
Software	13.5%
Interactive Media & Services	12.8%
Entertainment	8.0%
Automobiles	7.5%
Broadline Retail	5.9%
Biotechnology	5.8%
Financial Services	4.8%
Health Care Technology	3.9%
Aerospace & Defense	3.6%
Other IndustriesFootnote Reference#	19.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Loomis All Cap Growth Fund

Annual Shareholder Report - October 31, 2025

AR-ACG-IS (10-25)

Nationwide Loomis Core Bond Fund

Class A: NWJGX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Loomis Core Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$68	0.66%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund outperformed the benchmark, Bloomberg U.S. Aggregate Bond Index, for the period. Investors reacted favorably to the backdrop of slow but steady economic growth and moderate inflation, together with the US Federal Reserve’s decision to reduce interest rates by a quarter point at its September meeting. The interest rate cut brought the rate to a range of 4.0% to 4.25%. Investors also displayed confidence that the Fed was likely to continue easing policy over the course of the coming year. Allocation decisions were positive due to favorable beta adjustments during the period within corporate bonds, contributing the most to performance for the period.

Top Contributors to Performance

  Investment Grade Corporate bonds contributed the most to performance via allocation as the portfolio remained tilted towards risk.

  An overweight position in Securitized Credit aided performance.

  Security selection within Securitized Agency was beneficial to performance, specifically within agency Collateralized Mortgage-Backed Securities (CMBS).

Top Detractors from Performance

  Agency mortgage exposure dragged on performance due to our underweight as mortgages kept up with lower quality assets like corporate bonds on an excess return basis.

  The underweight allocation to US Treasurys also detracted as yields declined modestly across the curve.

  The underweight allocation to government-related securities dragged on performance slightly.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class A	Bloomberg U.S. Aggregate Bond Index
Oct 15	$9,771	$10,000
Oct 16	$10,224	$10,437
Oct 17	$10,316	$10,531
Oct 18	$10,049	$10,315
Oct 19	$11,228	$11,502
Oct 20	$11,963	$12,214
Oct 21	$11,946	$12,156
Oct 22	$10,035	$10,250
Oct 23	$10,099	$10,287
Oct 24	$11,209	$11,371
Oct 25	$11,866	$12,072

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	5.86%	-0.16%	1.96%
Class A (with sales charge)Footnote Reference1	3.52%	-0.63%	1.73%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Footnote	Description
Footnote[1]	A 2.25% front-end sales charge was deducted.

Fund Information

Key Fund Statistics

Net Assets	$942,387,793
Number of Portfolio Holdings	763
Portfolio Turnover Rate	144.82%
Advisory Fees - net of reimbursement & waiver, if any	$2,168,129

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Corporate Bonds	37.4%
U.S. Treasury Obligations	25.1%
Mortgage-Backed Securities	19.9%
Asset-Backed Securities	11.1%
Repurchase Agreements	4.9%
Commercial Mortgage-Backed Securities	3.5%
Collateralized Mortgage Obligations	0.6%
Other liabilities in excess of assets	-2.5%
Banks	7.3%
Capital Markets	4.6%
Insurance	4.4%
Electric Utilities	2.6%
Consumer Finance	2.0%
Oil, Gas & Consumable Fuels	1.4%
Health Care Providers & Services	0.9%
Automobiles	0.9%
Machinery	0.7%
Pharmaceuticals	0.7%
Other IndustriesFootnote Reference#	74.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

On February 14, 2025, Nationwide Loomis Core Bond Fund acquired all of the net assets of Nationwide Bond Fund.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Loomis Core Bond Fund

Annual Shareholder Report - October 31, 2025

AR-LCB-A (10-25)

Nationwide Loomis Core Bond Fund

Class R6: NWJIX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Loomis Core Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$36	0.35%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund outperformed the benchmark, Bloomberg U.S. Aggregate Bond Index, for the period. Investors reacted favorably to the backdrop of slow but steady economic growth and moderate inflation, together with the US Federal Reserve’s decision to reduce interest rates by a quarter point at its September meeting. The interest rate cut brought the rate to a range of 4.0% to 4.25%. Investors also displayed confidence that the Fed was likely to continue easing policy over the course of the coming year. Allocation decisions were positive due to favorable beta adjustments during the period within corporate bonds, contributing the most to performance for the period.

Top Contributors to Performance

  Investment Grade Corporate bonds contributed the most to performance via allocation as the portfolio remained tilted towards risk.

  An overweight position in Securitized Credit aided performance.

  Security selection within Securitized Agency was beneficial to performance, specifically within agency Collateralized Mortgage-Backed Securities (CMBS).

Top Detractors from Performance

  Agency mortgage exposure dragged on performance due to our underweight as mortgages kept up with lower quality assets like corporate bonds on an excess return basis.

  The underweight allocation to US Treasurys also detracted as yields declined modestly across the curve.

  The underweight allocation to government-related securities dragged on performance slightly.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index
Oct 15	$1,000,000	$1,000,000
Oct 16	$1,049,633	$1,043,700
Oct 17	$1,062,942	$1,053,093
Oct 18	$1,040,210	$1,031,505
Oct 19	$1,166,496	$1,150,231
Oct 20	$1,246,439	$1,221,430
Oct 21	$1,247,473	$1,215,568
Oct 22	$1,050,317	$1,024,967
Oct 23	$1,060,032	$1,028,656
Oct 24	$1,178,912	$1,137,141
Oct 25	$1,251,638	$1,207,179

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	6.17%	0.08%	2.27%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$942,387,793
Number of Portfolio Holdings	763
Portfolio Turnover Rate	144.82%
Advisory Fees - net of reimbursement & waiver, if any	$2,168,129

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Corporate Bonds	37.4%
U.S. Treasury Obligations	25.1%
Mortgage-Backed Securities	19.9%
Asset-Backed Securities	11.1%
Repurchase Agreements	4.9%
Commercial Mortgage-Backed Securities	3.5%
Collateralized Mortgage Obligations	0.6%
Other liabilities in excess of assets	-2.5%
Banks	7.3%
Capital Markets	4.6%
Insurance	4.4%
Electric Utilities	2.6%
Consumer Finance	2.0%
Oil, Gas & Consumable Fuels	1.4%
Health Care Providers & Services	0.9%
Automobiles	0.9%
Machinery	0.7%
Pharmaceuticals	0.7%
Other IndustriesFootnote Reference#	74.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

On February 14, 2025, Nationwide Loomis Core Bond Fund acquired all of the net assets of Nationwide Bond Fund.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Loomis Core Bond Fund

Annual Shareholder Report - October 31, 2025

AR-LCB-R6 (10-25)

Nationwide Loomis Core Bond Fund

Eagle Class: NWAZX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Loomis Core Bond Fund (the "Fund") for the period of December 5, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Eagle Class	$39	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund outperformed the benchmark, Bloomberg U.S. Aggregate Bond Index, for the period. Investors reacted favorably to the backdrop of slow but steady economic growth and moderate inflation, together with the US Federal Reserve’s decision to reduce interest rates by a quarter point at its September meeting. The interest rate cut brought the rate to a range of 4.0% to 4.25%. Investors also displayed confidence that the Fed was likely to continue easing policy over the course of the coming year. Allocation decisions were positive due to favorable beta adjustments during the period within corporate bonds, contributing the most to performance for the period.

Top Contributors to Performance

  Investment Grade Corporate bonds contributed the most to performance via allocation as the portfolio remained tilted towards risk.

  An overweight position in Securitized Credit aided performance.

  Security selection within Securitized Agency was beneficial to performance, specifically within agency Collateralized Mortgage-Backed Securities (CMBS).

Top Detractors from Performance

  Agency mortgage exposure dragged on performance due to our underweight as mortgages kept up with lower quality assets like corporate bonds on an excess return basis.

  The underweight allocation to US Treasurys also detracted as yields declined modestly across the curve.

  The underweight allocation to government-related securities dragged on performance slightly.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Eagle Class	Bloomberg U.S. Aggregate Bond Index
Dec 24	$50,000	$50,000
Oct 25	$52,342	$52,600

Average Annual Total Returns

Since inceptionFootnote Reference^
Eagle Class - (Inception 12/04/2024)Footnote Reference1	4.68%
Bloomberg U.S. Aggregate Bond Index	5.20%
Footnote	Description
Footnote^	Not annualized.
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$942,387,793
Number of Portfolio Holdings	763
Portfolio Turnover Rate	144.82%
Advisory Fees - net of reimbursement & waiver, if any	$2,168,129

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Corporate Bonds	37.4%
U.S. Treasury Obligations	25.1%
Mortgage-Backed Securities	19.9%
Asset-Backed Securities	11.1%
Repurchase Agreements	4.9%
Commercial Mortgage-Backed Securities	3.5%
Collateralized Mortgage Obligations	0.6%
Other liabilities in excess of assets	-2.5%
Banks	7.3%
Capital Markets	4.6%
Insurance	4.4%
Electric Utilities	2.6%
Consumer Finance	2.0%
Oil, Gas & Consumable Fuels	1.4%
Health Care Providers & Services	0.9%
Automobiles	0.9%
Machinery	0.7%
Pharmaceuticals	0.7%
Other IndustriesFootnote Reference#	74.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

On February 14, 2025, Nationwide Loomis Core Bond Fund acquired all of the net assets of Nationwide Bond Fund.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Loomis Core Bond Fund

Annual Shareholder Report - October 31, 2025

AR-LCB-E (10-25)

Nationwide Loomis Core Bond Fund

Institutional Service Class: NWJJX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Loomis Core Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$62	0.60%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund outperformed the benchmark, Bloomberg U.S. Aggregate Bond Index, for the period. Investors reacted favorably to the backdrop of slow but steady economic growth and moderate inflation, together with the US Federal Reserve’s decision to reduce interest rates by a quarter point at its September meeting. The interest rate cut brought the rate to a range of 4.0% to 4.25%. Investors also displayed confidence that the Fed was likely to continue easing policy over the course of the coming year. Allocation decisions were positive due to favorable beta adjustments during the period within corporate bonds, contributing the most to performance for the period.

Top Contributors to Performance

  Investment Grade Corporate bonds contributed the most to performance via allocation as the portfolio remained tilted towards risk.

  An overweight position in Securitized Credit aided performance.

  Security selection within Securitized Agency was beneficial to performance, specifically within agency Collateralized Mortgage-Backed Securities (CMBS).

Top Detractors from Performance

  Agency mortgage exposure dragged on performance due to our underweight as mortgages kept up with lower quality assets like corporate bonds on an excess return basis.

  The underweight allocation to US Treasurys also detracted as yields declined modestly across the curve.

  The underweight allocation to government-related securities dragged on performance slightly.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Institutional Service Class	Bloomberg U.S. Aggregate Bond Index
Oct 15	$50,000	$50,000
Oct 16	$52,361	$52,185
Oct 17	$52,893	$52,655
Oct 18	$51,637	$51,575
Oct 19	$57,706	$57,512
Oct 20	$61,507	$61,072
Oct 21	$61,405	$60,778
Oct 22	$51,627	$51,248
Oct 23	$51,976	$51,433
Oct 24	$57,596	$56,857
Oct 25	$60,998	$60,359

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	5.91%	-0.17%	2.01%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$942,387,793
Number of Portfolio Holdings	763
Portfolio Turnover Rate	144.82%
Advisory Fees - net of reimbursement & waiver, if any	$2,168,129

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Corporate Bonds	37.4%
U.S. Treasury Obligations	25.1%
Mortgage-Backed Securities	19.9%
Asset-Backed Securities	11.1%
Repurchase Agreements	4.9%
Commercial Mortgage-Backed Securities	3.5%
Collateralized Mortgage Obligations	0.6%
Other liabilities in excess of assets	-2.5%
Banks	7.3%
Capital Markets	4.6%
Insurance	4.4%
Electric Utilities	2.6%
Consumer Finance	2.0%
Oil, Gas & Consumable Fuels	1.4%
Health Care Providers & Services	0.9%
Automobiles	0.9%
Machinery	0.7%
Pharmaceuticals	0.7%
Other IndustriesFootnote Reference#	74.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

On February 14, 2025, Nationwide Loomis Core Bond Fund acquired all of the net assets of Nationwide Bond Fund.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Loomis Core Bond Fund

Annual Shareholder Report - October 31, 2025

AR-LCB-IS (10-25)

Nationwide Loomis Short Term Bond Fund

Class A: NWJSX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Loomis Short Term Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$80	0.78%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund outperformed the Bloomberg US Government/Credit 1-3 Year Index during the period. Investors reacted favorably to the environment of slow but steady economic growth and moderate inflation, along with the US Federal Reserve’s decision to reduce interest rates by a quarter point at its September meeting. This cut brought the federal funds rate to a range of 4.0% to 4.25%. Investors showed confidence that the Fed was likely to continue easing policy over the coming year. Allocation decisions were positive, as favorable beta adjustments within corporate bonds contributed the most to performance for the period.

Top Contributors to Performance

  Security selection within corporate bonds was the primary benefit during the period to performance, as both investment grade and high yield contributed.

  The out-of-benchmark allocation to securitized credit also had a positive impact for the period.

  Duration/yield curve marginally contributed to performance. Duration continues to be managed in line with the benchmark.

Top Detractors from Performance

  Security selection within the securitized credit industry weighed on performance, specifically within non-agency Commercial Mortgage-Backed Securities (CMBS).

  Although security selection within the investment grade corporate sector was positive overall, names within the banking and consumer cyclical sectors did detract slightly.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class A	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Yr Gov’t/Credit Bond Index
Oct 15	$9,774	$10,000	$10,000
Oct 16	$9,920	$10,437	$10,131
Oct 17	$9,967	$10,531	$10,199
Oct 18	$9,992	$10,315	$10,234
Oct 19	$10,548	$11,502	$10,734
Oct 20	$11,011	$12,214	$11,098
Oct 21	$11,081	$12,156	$11,092
Oct 22	$10,437	$10,250	$10,551
Oct 23	$10,953	$10,287	$10,892
Oct 24	$11,797	$11,371	$11,572
Oct 25	$12,428	$12,072	$12,159

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	5.35%	2.45%	2.43%
Class A (with sales charge)Footnote Reference1	2.96%	1.98%	2.20%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. 1-3 Yr Gov’t/Credit Bond Index	5.07%	1.84%	1.97%
Footnote	Description
Footnote[1]	A 2.25% front-end sales charge was deducted.

Fund Information

Key Fund Statistics

Net Assets	$101,528,517
Number of Portfolio Holdings	462
Portfolio Turnover Rate	199.42%
Advisory Fees - net of reimbursement & waiver, if any	$188,619

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Corporate Bonds	51.3%
Asset-Backed Securities	23.5%
U.S. Treasury Obligations	17.5%
Repurchase Agreements	9.3%
Commercial Mortgage-Backed Securities	5.0%
Other liabilities in excess of assets	-6.6%
Banks	10.7%
Insurance	5.3%
Capital Markets	4.8%
Electric Utilities	3.4%
Consumer Finance	2.3%
Oil, Gas & Consumable Fuels	2.2%
Financial Services	1.9%
Hotels, Restaurants & Leisure	1.4%
Automobiles	1.3%
Chemicals	1.3%
Other IndustriesFootnote Reference#	65.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Loomis Short Term Bond Fund

Annual Shareholder Report - October 31, 2025

AR-STB-A (10-25)

Nationwide Loomis Short Term Bond Fund

Class R6: NWJUX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Loomis Short Term Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$44	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund outperformed the Bloomberg US Government/Credit 1-3 Year Index during the period. Investors reacted favorably to the environment of slow but steady economic growth and moderate inflation, along with the US Federal Reserve’s decision to reduce interest rates by a quarter point at its September meeting. This cut brought the federal funds rate to a range of 4.0% to 4.25%. Investors showed confidence that the Fed was likely to continue easing policy over the coming year. Allocation decisions were positive, as favorable beta adjustments within corporate bonds contributed the most to performance for the period.

Top Contributors to Performance

  Security selection within corporate bonds was the primary benefit during the period to performance, as both investment grade and high yield contributed.

  The out-of-benchmark allocation to securitized credit also had a positive impact for the period.

  Duration/yield curve marginally contributed to performance. Duration continues to be managed in line with the benchmark.

Top Detractors from Performance

  Security selection within the securitized credit industry weighed on performance, specifically within non-agency Commercial Mortgage-Backed Securities (CMBS).

  Although security selection within the investment grade corporate sector was positive overall, names within the banking and consumer cyclical sectors did detract slightly.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Yr Gov’t/Credit Bond Index
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$1,018,154	$1,043,700	$1,013,100
Oct 17	$1,026,425	$1,053,093	$1,019,888
Oct 18	$1,032,319	$1,031,505	$1,023,355
Oct 19	$1,093,234	$1,150,231	$1,073,397
Oct 20	$1,144,863	$1,221,430	$1,109,786
Oct 21	$1,154,982	$1,215,568	$1,109,231
Oct 22	$1,092,862	$1,024,967	$1,055,100
Oct 23	$1,150,806	$1,028,656	$1,089,180
Oct 24	$1,242,337	$1,137,141	$1,157,218
Oct 25	$1,314,526	$1,207,179	$1,215,859

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	5.81%	2.80%	2.77%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. 1-3 Yr Gov’t/Credit Bond Index	5.07%	1.84%	1.97%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$101,528,517
Number of Portfolio Holdings	462
Portfolio Turnover Rate	199.42%
Advisory Fees - net of reimbursement & waiver, if any	$188,619

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Corporate Bonds	51.3%
Asset-Backed Securities	23.5%
U.S. Treasury Obligations	17.5%
Repurchase Agreements	9.3%
Commercial Mortgage-Backed Securities	5.0%
Other liabilities in excess of assets	-6.6%
Banks	10.7%
Insurance	5.3%
Capital Markets	4.8%
Electric Utilities	3.4%
Consumer Finance	2.3%
Oil, Gas & Consumable Fuels	2.2%
Financial Services	1.9%
Hotels, Restaurants & Leisure	1.4%
Automobiles	1.3%
Chemicals	1.3%
Other IndustriesFootnote Reference#	65.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Loomis Short Term Bond Fund

Annual Shareholder Report - October 31, 2025

AR-STB-R6 (10-25)

Nationwide Loomis Short Term Bond Fund

Institutional Service Class: NWJVX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Loomis Short Term Bond Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$54	0.53%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund outperformed the Bloomberg US Government/Credit 1-3 Year Index during the period. Investors reacted favorably to the environment of slow but steady economic growth and moderate inflation, along with the US Federal Reserve’s decision to reduce interest rates by a quarter point at its September meeting. This cut brought the federal funds rate to a range of 4.0% to 4.25%. Investors showed confidence that the Fed was likely to continue easing policy over the coming year. Allocation decisions were positive, as favorable beta adjustments within corporate bonds contributed the most to performance for the period.

Top Contributors to Performance

  Security selection within corporate bonds was the primary benefit during the period to performance, as both investment grade and high yield contributed.

  The out-of-benchmark allocation to securitized credit also had a positive impact for the period.

  Duration/yield curve marginally contributed to performance. Duration continues to be managed in line with the benchmark.

Top Detractors from Performance

  Security selection within the securitized credit industry weighed on performance, specifically within non-agency Commercial Mortgage-Backed Securities (CMBS).

  Although security selection within the investment grade corporate sector was positive overall, names within the banking and consumer cyclical sectors did detract slightly.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Institutional Service Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Yr Gov’t/Credit Bond Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$50,924	$52,185	$50,655
Oct 17	$51,296	$52,655	$50,994
Oct 18	$51,501	$51,575	$51,168
Oct 19	$54,567	$57,512	$53,670
Oct 20	$57,118	$61,072	$55,489
Oct 21	$57,599	$60,778	$55,462
Oct 22	$54,480	$51,248	$52,755
Oct 23	$57,304	$51,433	$54,459
Oct 24	$61,817	$56,857	$57,861
Oct 25	$65,347	$60,359	$60,793

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	5.71%	2.73%	2.71%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg U.S. 1-3 Yr Gov’t/Credit Bond Index	5.07%	1.84%	1.97%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$101,528,517
Number of Portfolio Holdings	462
Portfolio Turnover Rate	199.42%
Advisory Fees - net of reimbursement & waiver, if any	$188,619

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Corporate Bonds	51.3%
Asset-Backed Securities	23.5%
U.S. Treasury Obligations	17.5%
Repurchase Agreements	9.3%
Commercial Mortgage-Backed Securities	5.0%
Other liabilities in excess of assets	-6.6%
Banks	10.7%
Insurance	5.3%
Capital Markets	4.8%
Electric Utilities	3.4%
Consumer Finance	2.3%
Oil, Gas & Consumable Fuels	2.2%
Financial Services	1.9%
Hotels, Restaurants & Leisure	1.4%
Automobiles	1.3%
Chemicals	1.3%
Other IndustriesFootnote Reference#	65.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Loomis Short Term Bond Fund

Annual Shareholder Report - October 31, 2025

AR-STB-IS (10-25)

Nationwide Mid Cap Market Index Fund

Class A: GMXAX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Mid Cap Market Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$69	0.67%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund seeks to match the performance of the S&P Mid Cap 400® Index, factors affecting Index composition and performance also affect the Fund. U.S. equities experienced volatility during 2024–2025: a post-election rally boosted markets in late 2024, but tariffs implemented in early 2025 triggered a sell-off and market correction. Volatility peaked in April before easing as trade risks stabilized. Strong corporate earnings and enthusiasm for artificial intelligence drove gains in the third quarter, despite ongoing tariff uncertainty.

Top Contributors to Performance

  Communication Services was one of the contributors to performance.

  Information Technology was also a contributor to performance.

  Utilities also contributed to performance.

Top Detractors from Performance

  Materials was one of the detractors to performance.

  Consumer Discretionary was also a detractor to performance.

  Consumer Staples also detracted to performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class A	Russell 3000® Index	S&P MidCap 400® Index
Oct 15	$9,427	$10,000	$10,000
Oct 16	$9,949	$10,424	$10,626
Oct 17	$12,199	$12,924	$13,121
Oct 18	$12,245	$13,776	$13,255
Oct 19	$13,255	$15,635	$14,450
Oct 20	$13,003	$17,221	$14,284
Oct 21	$19,235	$24,782	$21,269
Oct 22	$16,908	$20,688	$18,815
Oct 23	$16,617	$22,422	$18,615
Oct 24	$21,946	$30,910	$24,756
Oct 25	$23,200	$37,342	$26,336

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	5.71%	12.28%	9.42%
Class A (with sales charge)Footnote Reference1	-0.38%	10.96%	8.78%
Russell 3000® Index	20.81%	16.74%	14.08%
S&P MidCap 400® Index	6.38%	13.02%	10.17%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

Fund Information

Key Fund Statistics

Net Assets	$524,749,763
Number of Portfolio Holdings	406
Portfolio Turnover Rate	15.69%
Advisory Fees - net of reimbursement & waiver, if any	$1,014,290

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.9%
Repurchase Agreements	8.8%
Other liabilities in excess of assets	-8.7%
Banks	5.8%
Machinery	4.8%
Software	3.7%
Insurance	3.6%
Aerospace & Defense	3.5%
Electronic Equipment, Instruments & Components	3.4%
Specialty Retail	3.2%
Construction & Engineering	2.8%
Oil, Gas & Consumable Fuels	2.7%
Semiconductors & Semiconductor Equipment	2.7%
Other IndustriesFootnote Reference#	63.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Mid Cap Market Index Fund

Annual Shareholder Report - October 31, 2025

AR-MCX-A (10-25)

Nationwide Mid Cap Market Index Fund

Class R: GMXRX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Mid Cap Market Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$105	1.02%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund seeks to match the performance of the S&P Mid Cap 400® Index, factors affecting Index composition and performance also affect the Fund. U.S. equities experienced volatility during 2024–2025: a post-election rally boosted markets in late 2024, but tariffs implemented in early 2025 triggered a sell-off and market correction. Volatility peaked in April before easing as trade risks stabilized. Strong corporate earnings and enthusiasm for artificial intelligence drove gains in the third quarter, despite ongoing tariff uncertainty.

Top Contributors to Performance

  Communication Services was one of the contributors to performance.

  Information Technology was also a contributor to performance.

  Utilities also contributed to performance.

Top Detractors from Performance

  Materials was one of the detractors to performance.

  Consumer Discretionary was also a detractor to performance.

  Consumer Staples also detracted to performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class R	Russell 3000® Index	S&P MidCap 400® Index
Oct 15	$10,000	$10,000	$10,000
Oct 16	$10,522	$10,424	$10,626
Oct 17	$12,869	$12,924	$13,121
Oct 18	$12,873	$13,776	$13,255
Oct 19	$13,898	$15,635	$14,450
Oct 20	$13,588	$17,221	$14,284
Oct 21	$20,055	$24,782	$21,269
Oct 22	$17,585	$20,688	$18,815
Oct 23	$17,220	$22,422	$18,615
Oct 24	$22,673	$30,910	$24,756
Oct 25	$23,867	$37,342	$26,336

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class RFootnote Reference1	5.27%	11.93%	9.09%
Russell 3000® Index	20.81%	16.74%	14.08%
S&P MidCap 400® Index	6.38%	13.02%	10.17%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$524,749,763
Number of Portfolio Holdings	406
Portfolio Turnover Rate	15.69%
Advisory Fees - net of reimbursement & waiver, if any	$1,014,290

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.9%
Repurchase Agreements	8.8%
Other liabilities in excess of assets	-8.7%
Banks	5.8%
Machinery	4.8%
Software	3.7%
Insurance	3.6%
Aerospace & Defense	3.5%
Electronic Equipment, Instruments & Components	3.4%
Specialty Retail	3.2%
Construction & Engineering	2.8%
Oil, Gas & Consumable Fuels	2.7%
Semiconductors & Semiconductor Equipment	2.7%
Other IndustriesFootnote Reference#	63.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Mid Cap Market Index Fund

Annual Shareholder Report - October 31, 2025

AR-MCX-R (10-25)

Nationwide Mid Cap Market Index Fund

Class R6: GMXIX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Mid Cap Market Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$28	0.27%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund seeks to match the performance of the S&P Mid Cap 400® Index, factors affecting Index composition and performance also affect the Fund. U.S. equities experienced volatility during 2024–2025: a post-election rally boosted markets in late 2024, but tariffs implemented in early 2025 triggered a sell-off and market correction. Volatility peaked in April before easing as trade risks stabilized. Strong corporate earnings and enthusiasm for artificial intelligence drove gains in the third quarter, despite ongoing tariff uncertainty.

Top Contributors to Performance

  Communication Services was one of the contributors to performance.

  Information Technology was also a contributor to performance.

  Utilities also contributed to performance.

Top Detractors from Performance

  Materials was one of the detractors to performance.

  Consumer Discretionary was also a detractor to performance.

  Consumer Staples also detracted to performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	Russell 3000® Index	S&P MidCap 400® Index
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$1,059,605	$1,042,431	$1,062,600
Oct 17	$1,304,943	$1,292,400	$1,312,098
Oct 18	$1,315,158	$1,377,646	$1,325,482
Oct 19	$1,430,051	$1,563,486	$1,445,040
Oct 20	$1,408,269	$1,722,150	$1,428,422
Oct 21	$2,091,773	$2,478,160	$2,126,921
Oct 22	$1,846,462	$2,068,823	$1,881,474
Oct 23	$1,822,136	$2,242,194	$1,861,531
Oct 24	$2,417,718	$3,090,980	$2,475,650
Oct 25	$2,564,537	$3,734,213	$2,633,596

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	6.07%	12.74%	9.88%
Russell 3000® Index	20.81%	16.74%	14.08%
S&P MidCap 400® Index	6.38%	13.02%	10.17%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$524,749,763
Number of Portfolio Holdings	406
Portfolio Turnover Rate	15.69%
Advisory Fees - net of reimbursement & waiver, if any	$1,014,290

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.9%
Repurchase Agreements	8.8%
Other liabilities in excess of assets	-8.7%
Banks	5.8%
Machinery	4.8%
Software	3.7%
Insurance	3.6%
Aerospace & Defense	3.5%
Electronic Equipment, Instruments & Components	3.4%
Specialty Retail	3.2%
Construction & Engineering	2.8%
Oil, Gas & Consumable Fuels	2.7%
Semiconductors & Semiconductor Equipment	2.7%
Other IndustriesFootnote Reference#	63.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Mid Cap Market Index Fund

Annual Shareholder Report - October 31, 2025

AR-MCX-R6 (10-25)

Nationwide Mid Cap Market Index Fund

Institutional Service Class: NWXQX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Mid Cap Market Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$51	0.50%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund seeks to match the performance of the S&P Mid Cap 400® Index, factors affecting Index composition and performance also affect the Fund. U.S. equities experienced volatility during 2024–2025: a post-election rally boosted markets in late 2024, but tariffs implemented in early 2025 triggered a sell-off and market correction. Volatility peaked in April before easing as trade risks stabilized. Strong corporate earnings and enthusiasm for artificial intelligence drove gains in the third quarter, despite ongoing tariff uncertainty.

Top Contributors to Performance

  Communication Services was one of the contributors to performance.

  Information Technology was also a contributor to performance.

  Utilities also contributed to performance.

Top Detractors from Performance

  Materials was one of the detractors to performance.

  Consumer Discretionary was also a detractor to performance.

  Consumer Staples also detracted to performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Institutional Service Class	Russell 3000® Index	S&P MidCap 400® Index
Dec 16	$50,000	$50,000	$50,000
Oct 17	$55,881	$59,335	$57,165
Oct 18	$56,207	$63,249	$57,748
Oct 19	$60,975	$71,781	$62,957
Oct 20	$59,951	$79,065	$62,233
Oct 21	$88,922	$113,774	$92,665
Oct 22	$78,317	$94,981	$81,971
Oct 23	$77,103	$102,941	$81,102
Oct 24	$102,018	$141,909	$107,858
Oct 25	$108,019	$171,440	$114,739

Average Annual Total Returns

	1 Year	5 Years	Since inception
Institutional Service Class - (Inception 12/06/2016)Footnote Reference1	5.88%	12.50%	9.04%
Russell 3000® Index	20.81%	16.74%	14.80%
S&P MidCap 400® Index	6.38%	13.02%	9.66%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$524,749,763
Number of Portfolio Holdings	406
Portfolio Turnover Rate	15.69%
Advisory Fees - net of reimbursement & waiver, if any	$1,014,290

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.9%
Repurchase Agreements	8.8%
Other liabilities in excess of assets	-8.7%
Banks	5.8%
Machinery	4.8%
Software	3.7%
Insurance	3.6%
Aerospace & Defense	3.5%
Electronic Equipment, Instruments & Components	3.4%
Specialty Retail	3.2%
Construction & Engineering	2.8%
Oil, Gas & Consumable Fuels	2.7%
Semiconductors & Semiconductor Equipment	2.7%
Other IndustriesFootnote Reference#	63.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Mid Cap Market Index Fund

Annual Shareholder Report - October 31, 2025

AR-MCX-IS (10-25)

Nationwide NYSE Arca Tech 100 Index Fund

Class A: NWJCX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide NYSE Arca Tech 100 Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$71	0.64%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund seeks to match the performance of the NYSE Arca Tech 100® Index, factors affecting Index composition and performance also affect the Fund. Despite notable volatility driven by geopolitical, monetary, and trade-related factors, global equity markets delivered strong positive performance for the 12-month period ending October 31, 2025. Leadership changes in several countries prompted investors to reevaluate fiscal and trade policy outlooks, while most major central banks continued their long-running transition from restrictive to accommodative monetary stances. A series of tariff measures and reciprocal actions among large trading partners sparked episodic selloffs, followed by rapid recoveries. Throughout the period, corporate earnings generally exceeded expectations, while sustained interest in AI and technology infrastructure helped underpin market momentum.

Top Contributors to Performance

  Information Technology was one of the contributors to performance.

  Consumer Discretionary was also a contributor to performance.

  Communication Services also contributed to performance.

Top Detractors from Performance

  Energy was one of the detractors to performance.

  Materials was also a detractor to performance.

  Health Care also detracted to performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class A	Russell 1000® Index	NYSE Arca Tech 100 Index℠
Oct 15	$9,424	$10,000	$10,000
Oct 16	$10,072	$10,426	$10,630
Oct 17	$13,565	$12,893	$14,456
Oct 18	$14,680	$13,793	$15,761
Oct 19	$17,225	$15,745	$18,633
Oct 20	$19,677	$17,456	$21,392
Oct 21	$27,534	$25,051	$30,118
Oct 22	$22,005	$20,948	$24,248
Oct 23	$25,153	$22,935	$27,883
Oct 24	$35,002	$31,666	$38,930
Oct 25	$43,471	$38,360	$48,608

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	24.19%	17.18%	16.52%
Class A (with sales charge)Footnote Reference1	17.05%	15.80%	15.83%
Russell 1000® Index	21.14%	17.05%	14.39%
NYSE Arca Tech 100 Index℠	24.86%	17.84%	17.31%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

Fund Information

Key Fund Statistics

Net Assets	$712,897,010
Number of Portfolio Holdings	104
Portfolio Turnover Rate	0.31%
Advisory Fees - net of reimbursement & waiver, if any	$1,442,228

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.4%
Repurchase Agreements	2.0%
Other liabilities in excess of assets	-1.4%
Semiconductors & Semiconductor Equipment	24.2%
Software	21.2%
Communications Equipment	8.2%
Aerospace & Defense	6.9%
Life Sciences Tools & Services	4.9%
Interactive Media & Services	4.4%
Financial Services	4.1%
Technology Hardware, Storage & Peripherals	3.8%
IT Services	3.3%
Biotechnology	2.7%
Other IndustriesFootnote Reference#	16.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide NYSE Arca Tech 100 Index Fund

Annual Shareholder Report - October 31, 2025

AR-ATX-A (10-25)

Nationwide NYSE Arca Tech 100 Index Fund

Class R6: NWJEX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide NYSE Arca Tech 100 Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$34	0.30%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund seeks to match the performance of the NYSE Arca Tech 100® Index, factors affecting Index composition and performance also affect the Fund. Despite notable volatility driven by geopolitical, monetary, and trade-related factors, global equity markets delivered strong positive performance for the 12-month period ending October 31, 2025. Leadership changes in several countries prompted investors to reevaluate fiscal and trade policy outlooks, while most major central banks continued their long-running transition from restrictive to accommodative monetary stances. A series of tariff measures and reciprocal actions among large trading partners sparked episodic selloffs, followed by rapid recoveries. Throughout the period, corporate earnings generally exceeded expectations, while sustained interest in AI and technology infrastructure helped underpin market momentum.

Top Contributors to Performance

  Information Technology was one of the contributors to performance.

  Consumer Discretionary was also a contributor to performance.

  Communication Services also contributed to performance.

Top Detractors from Performance

  Energy was one of the detractors to performance.

  Materials was also a detractor to performance.

  Health Care also detracted to performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	Russell 1000® Index	NYSE Arca Tech 100 Index℠
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$1,072,645	$1,042,555	$1,063,000
Oct 17	$1,449,916	$1,289,313	$1,445,574
Oct 18	$1,574,430	$1,379,279	$1,576,109
Oct 19	$1,853,780	$1,574,477	$1,863,276
Oct 20	$2,125,056	$1,745,557	$2,139,227
Oct 21	$2,983,418	$2,505,076	$3,011,818
Oct 22	$2,392,437	$2,094,790	$2,424,815
Oct 23	$2,744,092	$2,293,458	$2,788,294
Oct 24	$3,831,752	$3,166,550	$3,893,017
Oct 25	$4,774,777	$3,835,959	$4,860,821

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	24.61%	17.58%	16.92%
Russell 1000® Index	21.14%	17.05%	14.39%
NYSE Arca Tech 100 Index℠	24.86%	17.84%	17.31%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$712,897,010
Number of Portfolio Holdings	104
Portfolio Turnover Rate	0.31%
Advisory Fees - net of reimbursement & waiver, if any	$1,442,228

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.4%
Repurchase Agreements	2.0%
Other liabilities in excess of assets	-1.4%
Semiconductors & Semiconductor Equipment	24.2%
Software	21.2%
Communications Equipment	8.2%
Aerospace & Defense	6.9%
Life Sciences Tools & Services	4.9%
Interactive Media & Services	4.4%
Financial Services	4.1%
Technology Hardware, Storage & Peripherals	3.8%
IT Services	3.3%
Biotechnology	2.7%
Other IndustriesFootnote Reference#	16.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide NYSE Arca Tech 100 Index Fund

Annual Shareholder Report - October 31, 2025

AR-ATX-R6 (10-25)

Nationwide NYSE Arca Tech 100 Index Fund

Institutional Service Class: NWJFX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide NYSE Arca Tech 100 Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$49	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund seeks to match the performance of the NYSE Arca Tech 100® Index, factors affecting Index composition and performance also affect the Fund. Despite notable volatility driven by geopolitical, monetary, and trade-related factors, global equity markets delivered strong positive performance for the 12-month period ending October 31, 2025. Leadership changes in several countries prompted investors to reevaluate fiscal and trade policy outlooks, while most major central banks continued their long-running transition from restrictive to accommodative monetary stances. A series of tariff measures and reciprocal actions among large trading partners sparked episodic selloffs, followed by rapid recoveries. Throughout the period, corporate earnings generally exceeded expectations, while sustained interest in AI and technology infrastructure helped underpin market momentum.

Top Contributors to Performance

  Information Technology was one of the contributors to performance.

  Consumer Discretionary was also a contributor to performance.

  Communication Services also contributed to performance.

Top Detractors from Performance

  Energy was one of the detractors to performance.

  Materials was also a detractor to performance.

  Health Care also detracted to performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Institutional Service Class	Russell 1000® Index	NYSE Arca Tech 100 Index℠
Oct 15	$50,000	$50,000	$50,000
Oct 16	$53,546	$52,128	$53,150
Oct 17	$72,290	$64,466	$72,279
Oct 18	$78,413	$68,964	$78,805
Oct 19	$92,218	$78,724	$93,164
Oct 20	$105,585	$87,278	$106,961
Oct 21	$148,066	$125,254	$150,591
Oct 22	$118,585	$104,740	$121,241
Oct 23	$135,869	$114,673	$139,415
Oct 24	$189,472	$158,328	$194,651
Oct 25	$235,801	$191,798	$243,041

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	24.45%	17.43%	16.78%
Russell 1000® Index	21.14%	17.05%	14.39%
NYSE Arca Tech 100 Index℠	24.86%	17.84%	17.31%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$712,897,010
Number of Portfolio Holdings	104
Portfolio Turnover Rate	0.31%
Advisory Fees - net of reimbursement & waiver, if any	$1,442,228

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.4%
Repurchase Agreements	2.0%
Other liabilities in excess of assets	-1.4%
Semiconductors & Semiconductor Equipment	24.2%
Software	21.2%
Communications Equipment	8.2%
Aerospace & Defense	6.9%
Life Sciences Tools & Services	4.9%
Interactive Media & Services	4.4%
Financial Services	4.1%
Technology Hardware, Storage & Peripherals	3.8%
IT Services	3.3%
Biotechnology	2.7%
Other IndustriesFootnote Reference#	16.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide NYSE Arca Tech 100 Index Fund

Annual Shareholder Report - October 31, 2025

AR-ATX-IS (10-25)

Nationwide S&P 500 Index Fund

Class A: GRMAX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide S&P 500 Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$63	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund seeks to match the performance of the S&P 500® Index, factors affecting Index composition and performance also affect the Fund. U.S. equities saw volatility in 2024–2025: a post-election rally boosted markets in late 2024, but tariffs in early 2025 triggered a sell-off and correction. Volatility peaked in April before easing as trade risks stabilized. Strong corporate earnings and artificial intelligence enthusiasm drove gains in the 3rd quarter, despite ongoing tariff uncertainty.

Top Contributors to Performance

  Information Technology was one of the contributors to performance.

  Communication Services was also a contributor to performance.

  Consumer Discretionary also contributed to performance.

Top Detractors from Performance

  Materials was one of the detractors to performance.

  Real Estate was also a detractor to performance

  Health Care also detracted to performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class A	S&P 500® Index
Oct 15	$9,426	$10,000
Oct 16	$9,792	$10,451
Oct 17	$12,034	$12,921
Oct 18	$12,837	$13,870
Oct 19	$14,589	$15,858
Oct 20	$15,904	$17,398
Oct 21	$22,611	$24,863
Oct 22	$19,205	$21,230
Oct 23	$21,020	$23,383
Oct 24	$28,840	$32,274
Oct 25	$34,832	$39,196

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	20.77%	16.98%	13.96%
Class A (with sales charge)Footnote Reference1	13.82%	15.60%	13.29%
S&P 500® Index	21.45%	17.64%	14.64%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

Fund Information

Key Fund Statistics

Net Assets	$1,770,184,284
Number of Portfolio Holdings	507
Portfolio Turnover Rate	3.39%
Advisory Fees - net of reimbursement & waiver, if any	$2,002,366

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.2%
Repurchase Agreements	1.7%
Other liabilities in excess of assets	-0.9%
Semiconductors & Semiconductor Equipment	14.7%
Software	11.0%
Interactive Media & Services	7.4%
Technology Hardware, Storage & Peripherals	7.2%
Broadline Retail	4.1%
Financial Services	3.7%
Banks	3.4%
Capital Markets	3.3%
Pharmaceuticals	2.8%
Oil, Gas & Consumable Fuels	2.5%
Other IndustriesFootnote Reference#	39.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide S&P 500 Index Fund

Annual Shareholder Report - October 31, 2025

AR-SPX-A (10-25)

Nationwide S&P 500 Index Fund

Class R: GRMRX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide S&P 500 Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$101	0.92%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund seeks to match the performance of the S&P 500® Index, factors affecting Index composition and performance also affect the Fund. U.S. equities saw volatility in 2024–2025: a post-election rally boosted markets in late 2024, but tariffs in early 2025 triggered a sell-off and correction. Volatility peaked in April before easing as trade risks stabilized. Strong corporate earnings and artificial intelligence enthusiasm drove gains in the 3rd quarter, despite ongoing tariff uncertainty.

Top Contributors to Performance

  Information Technology was one of the contributors to performance.

  Communication Services was also a contributor to performance.

  Consumer Discretionary also contributed to performance.

Top Detractors from Performance

  Materials was one of the detractors to performance.

  Real Estate was also a detractor to performance

  Health Care also detracted to performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class R	S&P 500® Index
Oct 15	$10,000	$10,000
Oct 16	$10,369	$10,451
Oct 17	$12,710	$12,921
Oct 18	$13,540	$13,870
Oct 19	$15,355	$15,858
Oct 20	$16,694	$17,398
Oct 21	$23,643	$24,863
Oct 22	$20,007	$21,230
Oct 23	$21,822	$23,383
Oct 24	$29,842	$32,274
Oct 25	$35,917	$39,196

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class RFootnote Reference1	20.36%	16.56%	13.64%
S&P 500® Index	21.45%	17.64%	14.64%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$1,770,184,284
Number of Portfolio Holdings	507
Portfolio Turnover Rate	3.39%
Advisory Fees - net of reimbursement & waiver, if any	$2,002,366

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.2%
Repurchase Agreements	1.7%
Other liabilities in excess of assets	-0.9%
Semiconductors & Semiconductor Equipment	14.7%
Software	11.0%
Interactive Media & Services	7.4%
Technology Hardware, Storage & Peripherals	7.2%
Broadline Retail	4.1%
Financial Services	3.7%
Banks	3.4%
Capital Markets	3.3%
Pharmaceuticals	2.8%
Oil, Gas & Consumable Fuels	2.5%
Other IndustriesFootnote Reference#	39.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide S&P 500 Index Fund

Annual Shareholder Report - October 31, 2025

AR-SPX-R (10-25)

Nationwide S&P 500 Index Fund

Class R6: GRMIX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide S&P 500 Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$20	0.18%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund seeks to match the performance of the S&P 500® Index, factors affecting Index composition and performance also affect the Fund. U.S. equities saw volatility in 2024–2025: a post-election rally boosted markets in late 2024, but tariffs in early 2025 triggered a sell-off and correction. Volatility peaked in April before easing as trade risks stabilized. Strong corporate earnings and artificial intelligence enthusiasm drove gains in the 3rd quarter, despite ongoing tariff uncertainty.

Top Contributors to Performance

  Information Technology was one of the contributors to performance.

  Communication Services was also a contributor to performance.

  Consumer Discretionary also contributed to performance.

Top Detractors from Performance

  Materials was one of the detractors to performance.

  Real Estate was also a detractor to performance

  Health Care also detracted to performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	S&P 500® Index
Oct 15	$1,000,000	$1,000,000
Oct 16	$1,043,790	$1,045,100
Oct 17	$1,287,655	$1,292,057
Oct 18	$1,380,250	$1,387,023
Oct 19	$1,574,714	$1,585,784
Oct 20	$1,724,809	$1,739,763
Oct 21	$2,461,673	$2,486,296
Oct 22	$2,098,869	$2,123,048
Oct 23	$2,307,172	$2,338,325
Oct 24	$3,178,158	$3,227,356
Oct 25	$3,852,549	$3,919,624

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	21.22%	17.44%	14.44%
S&P 500® Index	21.45%	17.64%	14.64%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$1,770,184,284
Number of Portfolio Holdings	507
Portfolio Turnover Rate	3.39%
Advisory Fees - net of reimbursement & waiver, if any	$2,002,366

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.2%
Repurchase Agreements	1.7%
Other liabilities in excess of assets	-0.9%
Semiconductors & Semiconductor Equipment	14.7%
Software	11.0%
Interactive Media & Services	7.4%
Technology Hardware, Storage & Peripherals	7.2%
Broadline Retail	4.1%
Financial Services	3.7%
Banks	3.4%
Capital Markets	3.3%
Pharmaceuticals	2.8%
Oil, Gas & Consumable Fuels	2.5%
Other IndustriesFootnote Reference#	39.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide S&P 500 Index Fund

Annual Shareholder Report - October 31, 2025

AR-SPX-R6 (10-25)

Nationwide S&P 500 Index Fund

Institutional Service Class: GRISX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide S&P 500 Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$48	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund seeks to match the performance of the S&P 500® Index, factors affecting Index composition and performance also affect the Fund. U.S. equities saw volatility in 2024–2025: a post-election rally boosted markets in late 2024, but tariffs in early 2025 triggered a sell-off and correction. Volatility peaked in April before easing as trade risks stabilized. Strong corporate earnings and artificial intelligence enthusiasm drove gains in the 3rd quarter, despite ongoing tariff uncertainty.

Top Contributors to Performance

  Information Technology was one of the contributors to performance.

  Communication Services was also a contributor to performance.

  Consumer Discretionary also contributed to performance.

Top Detractors from Performance

  Materials was one of the detractors to performance.

  Real Estate was also a detractor to performance

  Health Care also detracted to performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Institutional Service Class	S&P 500® Index
Oct 15	$50,000	$50,000
Oct 16	$52,029	$52,255
Oct 17	$64,061	$64,603
Oct 18	$68,468	$69,351
Oct 19	$77,945	$79,289
Oct 20	$85,182	$86,988
Oct 21	$121,274	$124,315
Oct 22	$103,082	$106,152
Oct 23	$113,070	$116,916
Oct 24	$155,354	$161,368
Oct 25	$187,851	$195,981

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	20.92%	17.14%	14.15%
S&P 500® Index	21.45%	17.64%	14.64%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$1,770,184,284
Number of Portfolio Holdings	507
Portfolio Turnover Rate	3.39%
Advisory Fees - net of reimbursement & waiver, if any	$2,002,366

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.2%
Repurchase Agreements	1.7%
Other liabilities in excess of assets	-0.9%
Semiconductors & Semiconductor Equipment	14.7%
Software	11.0%
Interactive Media & Services	7.4%
Technology Hardware, Storage & Peripherals	7.2%
Broadline Retail	4.1%
Financial Services	3.7%
Banks	3.4%
Capital Markets	3.3%
Pharmaceuticals	2.8%
Oil, Gas & Consumable Fuels	2.5%
Other IndustriesFootnote Reference#	39.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide S&P 500 Index Fund

Annual Shareholder Report - October 31, 2025

AR-SPX-IS (10-25)

Nationwide S&P 500 Index Fund

Service Class: GRMSX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide S&P 500 Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Service Class	$64	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund seeks to match the performance of the S&P 500® Index, factors affecting Index composition and performance also affect the Fund. U.S. equities saw volatility in 2024–2025: a post-election rally boosted markets in late 2024, but tariffs in early 2025 triggered a sell-off and correction. Volatility peaked in April before easing as trade risks stabilized. Strong corporate earnings and artificial intelligence enthusiasm drove gains in the 3rd quarter, despite ongoing tariff uncertainty.

Top Contributors to Performance

  Information Technology was one of the contributors to performance.

  Communication Services was also a contributor to performance.

  Consumer Discretionary also contributed to performance.

Top Detractors from Performance

  Materials was one of the detractors to performance.

  Real Estate was also a detractor to performance

  Health Care also detracted to performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Service Class	S&P 500® Index
Oct 15	$-	$25,000
Oct 16	$-	$26,128
Oct 17	$-	$32,301
Oct 18	$-	$34,676
Oct 19	$-	$39,645
Oct 20	$-	$43,494
Oct 21	$-	$62,157
Oct 22	$-	$53,076
Oct 23	$-	$58,458
Oct 24	$-	$80,684
Oct 25	$-	$97,991

Average Annual Total Returns

	1 Year	5 Years	10 Years
Service ClassFootnote Reference1	20.73%	16.96%	13.98%
S&P 500® Index	21.45%	17.64%	14.64%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$1,770,184,284
Number of Portfolio Holdings	507
Portfolio Turnover Rate	3.39%
Advisory Fees - net of reimbursement & waiver, if any	$2,002,366

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.2%
Repurchase Agreements	1.7%
Other liabilities in excess of assets	-0.9%
Semiconductors & Semiconductor Equipment	14.7%
Software	11.0%
Interactive Media & Services	7.4%
Technology Hardware, Storage & Peripherals	7.2%
Broadline Retail	4.1%
Financial Services	3.7%
Banks	3.4%
Capital Markets	3.3%
Pharmaceuticals	2.8%
Oil, Gas & Consumable Fuels	2.5%
Other IndustriesFootnote Reference#	39.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide S&P 500 Index Fund

Annual Shareholder Report - October 31, 2025

AR-SPX-S (10-25)

Nationwide Small Cap Index Fund

Class A: GMRAX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Small Cap Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$72	0.67%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund seeks to match the performance of the Russell 2000® Index, factors affecting the Index’s composition and performance also impact the Fund. The Fund returned 14.41%, matching its benchmark, the Russell 2000 Index, for the one-year period ending October 31, 2025. U.S. small-cap equities experienced volatility and slight underperformance relative to large-cap equities throughout the period; however, expectations have emerged that momentum could build for small caps. With factors such as the possibility of future interest rate cuts and favorable regulatory policies coming into play, small caps are poised for a potential comeback against large-cap equities.

Top Contributors to Performance

  Information Technology was one of the contributors to performance.

  Industrials added to Fund performance.

  Utilities also contributed to performance.

Top Detractors from Performance

  Real Estate detracted to performance.

  Consumer Staples served as a detractor to performance.

  Consumer Discretionary also hurt performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class A	Russell 3000® Index	Russell 2000® Index
Oct 15	$9,425	$10,000	$10,000
Oct 16	$9,775	$10,424	$10,411
Oct 17	$12,426	$12,924	$13,310
Oct 18	$12,588	$13,776	$13,557
Oct 19	$13,135	$15,635	$14,221
Oct 20	$13,088	$17,221	$14,201
Oct 21	$19,594	$24,782	$21,415
Oct 22	$15,879	$20,688	$17,445
Oct 23	$14,442	$22,422	$15,952
Oct 24	$19,255	$30,910	$21,386
Oct 25	$21,900	$37,342	$24,468

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	13.74%	10.85%	8.80%
Class A (with sales charge)Footnote Reference1	7.16%	9.55%	8.15%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Index	14.41%	11.50%	9.36%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.

Fund Information

Key Fund Statistics

Net Assets	$241,515,662
Number of Portfolio Holdings	1,963
Portfolio Turnover Rate	14.57%
Advisory Fees - net of reimbursement & waiver, if any	$327,507

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.4%
Repurchase Agreements	14.4%
Other liabilities in excess of assets	-13.8%
Banks	8.1%
Biotechnology	7.2%
Software	5.6%
Semiconductors & Semiconductor Equipment	3.4%
Machinery	3.3%
Electronic Equipment, Instruments & Components	3.1%
Oil, Gas & Consumable Fuels	2.9%
Health Care Providers & Services	2.8%
Electrical Equipment	2.7%
Health Care Equipment & Supplies	2.2%
Other IndustriesFootnote Reference#	58.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Small Cap Index Fund

Annual Shareholder Report - October 31, 2025

AR-SCX-A (10-25)

Nationwide Small Cap Index Fund

Class R: GMSRX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Small Cap Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R	$108	1.01%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund seeks to match the performance of the Russell 2000® Index, factors affecting the Index’s composition and performance also impact the Fund. The Fund returned 14.41%, matching its benchmark, the Russell 2000 Index, for the one-year period ending October 31, 2025. U.S. small-cap equities experienced volatility and slight underperformance relative to large-cap equities throughout the period; however, expectations have emerged that momentum could build for small caps. With factors such as the possibility of future interest rate cuts and favorable regulatory policies coming into play, small caps are poised for a potential comeback against large-cap equities.

Top Contributors to Performance

  Information Technology was one of the contributors to performance.

  Industrials added to Fund performance.

  Utilities also contributed to performance.

Top Detractors from Performance

  Real Estate detracted to performance.

  Consumer Staples served as a detractor to performance.

  Consumer Discretionary also hurt performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class R	Russell 3000® Index	Russell 2000® Index
Oct 15	$10,000	$10,000	$10,000
Oct 16	$10,354	$10,424	$10,411
Oct 17	$13,143	$12,924	$13,310
Oct 18	$13,273	$13,776	$13,557
Oct 19	$13,819	$15,635	$14,221
Oct 20	$13,709	$17,221	$14,201
Oct 21	$20,468	$24,782	$21,415
Oct 22	$16,528	$20,688	$17,445
Oct 23	$15,002	$22,422	$15,952
Oct 24	$19,918	$30,910	$21,386
Oct 25	$22,589	$37,342	$24,468

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class RFootnote Reference1	13.41%	10.50%	8.49%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Index	14.41%	11.50%	9.36%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$241,515,662
Number of Portfolio Holdings	1,963
Portfolio Turnover Rate	14.57%
Advisory Fees - net of reimbursement & waiver, if any	$327,507

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.4%
Repurchase Agreements	14.4%
Other liabilities in excess of assets	-13.8%
Banks	8.1%
Biotechnology	7.2%
Software	5.6%
Semiconductors & Semiconductor Equipment	3.4%
Machinery	3.3%
Electronic Equipment, Instruments & Components	3.1%
Oil, Gas & Consumable Fuels	2.9%
Health Care Providers & Services	2.8%
Electrical Equipment	2.7%
Health Care Equipment & Supplies	2.2%
Other IndustriesFootnote Reference#	58.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Small Cap Index Fund

Annual Shareholder Report - October 31, 2025

AR-SCX-R (10-25)

Nationwide Small Cap Index Fund

Class R6: GMRIX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Small Cap Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$28	0.26%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund seeks to match the performance of the Russell 2000® Index, factors affecting the Index’s composition and performance also impact the Fund. The Fund returned 14.41%, matching its benchmark, the Russell 2000 Index, for the one-year period ending October 31, 2025. U.S. small-cap equities experienced volatility and slight underperformance relative to large-cap equities throughout the period; however, expectations have emerged that momentum could build for small caps. With factors such as the possibility of future interest rate cuts and favorable regulatory policies coming into play, small caps are poised for a potential comeback against large-cap equities.

Top Contributors to Performance

  Information Technology was one of the contributors to performance.

  Industrials added to Fund performance.

  Utilities also contributed to performance.

Top Detractors from Performance

  Real Estate detracted to performance.

  Consumer Staples served as a detractor to performance.

  Consumer Discretionary also hurt performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	Russell 3000® Index	Russell 2000® Index
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$1,041,472	$1,042,431	$1,041,100
Oct 17	$1,329,266	$1,292,400	$1,331,046
Oct 18	$1,353,072	$1,377,646	$1,355,671
Oct 19	$1,417,467	$1,563,486	$1,422,099
Oct 20	$1,417,969	$1,722,150	$1,420,108
Oct 21	$2,132,430	$2,478,160	$2,141,522
Oct 22	$1,735,029	$2,068,823	$1,744,484
Oct 23	$1,585,210	$2,242,194	$1,595,156
Oct 24	$2,121,029	$3,090,980	$2,138,626
Oct 25	$2,422,971	$3,734,213	$2,446,802

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	14.24%	11.31%	9.25%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Index	14.41%	11.50%	9.36%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$241,515,662
Number of Portfolio Holdings	1,963
Portfolio Turnover Rate	14.57%
Advisory Fees - net of reimbursement & waiver, if any	$327,507

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.4%
Repurchase Agreements	14.4%
Other liabilities in excess of assets	-13.8%
Banks	8.1%
Biotechnology	7.2%
Software	5.6%
Semiconductors & Semiconductor Equipment	3.4%
Machinery	3.3%
Electronic Equipment, Instruments & Components	3.1%
Oil, Gas & Consumable Fuels	2.9%
Health Care Providers & Services	2.8%
Electrical Equipment	2.7%
Health Care Equipment & Supplies	2.2%
Other IndustriesFootnote Reference#	58.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Small Cap Index Fund

Annual Shareholder Report - October 31, 2025

AR-SCX-R6 (10-25)

Nationwide Small Cap Index Fund

Institutional Service Class: NWXRX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide Small Cap Index Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$55	0.51%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As the Fund seeks to match the performance of the Russell 2000® Index, factors affecting the Index’s composition and performance also impact the Fund. The Fund returned 14.41%, matching its benchmark, the Russell 2000 Index, for the one-year period ending October 31, 2025. U.S. small-cap equities experienced volatility and slight underperformance relative to large-cap equities throughout the period; however, expectations have emerged that momentum could build for small caps. With factors such as the possibility of future interest rate cuts and favorable regulatory policies coming into play, small caps are poised for a potential comeback against large-cap equities.

Top Contributors to Performance

  Information Technology was one of the contributors to performance.

  Industrials added to Fund performance.

  Utilities also contributed to performance.

Top Detractors from Performance

  Real Estate detracted to performance.

  Consumer Staples served as a detractor to performance.

  Consumer Discretionary also hurt performance.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Institutional Service Class	Russell 3000® Index	Russell 2000® Index
Dec 16	$50,000	$50,000	$50,000
Oct 17	$56,076	$59,335	$57,510
Oct 18	$56,912	$63,249	$58,574
Oct 19	$59,492	$71,781	$61,444
Oct 20	$59,363	$79,065	$61,358
Oct 21	$89,097	$113,774	$92,528
Oct 22	$72,351	$94,981	$75,373
Oct 23	$66,002	$102,941	$68,921
Oct 24	$88,055	$141,909	$92,403
Oct 25	$100,349	$171,440	$105,718

Average Annual Total Returns

	1 Year	5 Years	Since inception
Institutional Service Class - (Inception 12/06/2016)Footnote Reference1	13.96%	11.07%	8.14%
Russell 3000® Index	20.81%	16.74%	14.80%
Russell 2000® Index	14.41%	11.50%	8.63%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$241,515,662
Number of Portfolio Holdings	1,963
Portfolio Turnover Rate	14.57%
Advisory Fees - net of reimbursement & waiver, if any	$327,507

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.4%
Repurchase Agreements	14.4%
Other liabilities in excess of assets	-13.8%
Banks	8.1%
Biotechnology	7.2%
Software	5.6%
Semiconductors & Semiconductor Equipment	3.4%
Machinery	3.3%
Electronic Equipment, Instruments & Components	3.1%
Oil, Gas & Consumable Fuels	2.9%
Health Care Providers & Services	2.8%
Electrical Equipment	2.7%
Health Care Equipment & Supplies	2.2%
Other IndustriesFootnote Reference#	58.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide Small Cap Index Fund

Annual Shareholder Report - October 31, 2025

AR-SCX-IS (10-25)

Nationwide U.S. 130/30 Equity Portfolio

Class R6

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide U.S. 130/30 Equity Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$53	0.49%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

U.S. equities rallied during the fiscal year period ended October 31, 2025. Stocks surged on AI enthusiasm and interest rate cuts, despite a myriad of risks, including elevated inflation, a softening labor market, an uncertain tariff policy, and a government shutdown. While the risks accumulated, investors, seemingly driven by fear of missing out on the rally, piled into some increasingly over-valued stocks. During this period, growth outperformed value, large caps outperformed small caps, and dynamic stocks outpaced defensive stocks.

Top Contributors to Performance

  During the period, healthcare, financials, and energy contributed positively to relative performance.

  Security selection in healthcare, financials, and energy contributed to performance.

  Underweights to healthcare, financials, and energy helped.

  Top individual outperforming holdings include GE Vernova Inc., Lam Research Corporation, and Comfort Systems USA, Inc.

Top Detractors from Performance

  During the period, materials, consumer discretionary, and communication services contributed negatively to relative performance.

  Security selection in consumer discretionary, materials, and information technology detracted from performance.

  Overweights to materials and consumer staples, and an underweight to communication services hurt.

  Top individual detracting holdings included Broadcom Inc., Deckers Outdoor Corporation, and Molina Healthcare Inc.

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	S&P 500® Index
Sep 22	$1,000,000	$1,000,000
Oct 22	$990,000	$981,700
Oct 23	$1,065,649	$1,081,244
Oct 24	$1,434,732	$1,492,333
Oct 25	$1,676,042	$1,812,439

Average Annual Total Returns

	1 Year	3 Years	Since inception
Class R6 - (Inception 09/09/2022)Footnote Reference1	16.82%	19.18%	17.86%
S&P 500® Index	21.45%	22.68%	20.29%
Footnote	Description
Footnote[1]	Not subject to any sales charges.

Fund Information

Key Fund Statistics

Net Assets	$346,272,305
Number of Portfolio Holdings	256
Portfolio Turnover Rate	89.34%
Advisory Fees - net of reimbursement & waiver, if any	$1,896,911

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.3%
Other assets in excess of liabilities	1.7%
Software	11.6%
Semiconductors & Semiconductor Equipment	9.1%
Technology Hardware, Storage & Peripherals	8.0%
Interactive Media & Services	6.7%
Insurance	4.5%
Specialty Retail	3.9%
Health Care Equipment & Supplies	3.7%
Broadline Retail	3.7%
Biotechnology	3.6%
Hotels, Restaurants & Leisure	3.1%
Other Industries	42.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide U.S. 130/30 Equity Portfolio

Annual Shareholder Report - October 31, 2025

AR-130-30-R6 (10-25)

Nationwide WCM Focused Small Cap Fund

Class A: NWGPX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide WCM Focused Small Cap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$110	1.15%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the last twelve months, U.S. investors have experienced a macro-driven and highly speculative environment. The Fund’s focus on high-quality holdings has significantly underperformed, as certain parts of the market have moved into bubble territory.

During the past year, speculation in U.S. small caps increased, with rallies fueled by retail enthusiasm for lower-quality, high-beta stocks—particularly in technology and AI. While defensive sectors led early in the period, speculative momentum returned in force during the spring, leaving quality-focused portfolios behind.

Top Contributors to Performance

  The Fund maintained overweight positions in Industrials and Materials, while remaining underweight in Financials.

  The Fund’s avoidance of Energy also contributed positively.

  Underweight position in Real Estate and overweight position in Health Care also helped.

  Real Estate and Consumer Discretionary sectors were strong contributors vis-à-vis selection effect.

  Key contributing holdings included Beacon Roofing (acquired), Ensign Group (hold) and Ollie’s Bargain Outlet (sold).

Top Detractors from Performance

  The Fund’s underperformance during the period was driven entirely by stock selection, led by Industrials and Technology.

  The Materials, Staples and Financials sectors were additional detractors vis-à-vis selection effect for the period.

  The Fund’s underweight position in Technology and its cash position during the year also detracted.

  Specific stocks that detracted from performance for the Fund included ICU Medical (hold), DocGo (sold), and Insight Enterprises (hold).

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $10,000  Investment

	Class A	Russell 3000® Index	Russell 2000® Index
Oct 15	$9,426	$10,000	$10,000
Oct 16	$9,892	$10,424	$10,411
Oct 17	$12,909	$12,924	$13,310
Oct 18	$12,537	$13,776	$13,557
Oct 19	$14,340	$15,635	$14,221
Oct 20	$12,458	$17,221	$14,241
Oct 21	$17,431	$24,782	$21,475
Oct 22	$15,475	$20,688	$17,494
Oct 23	$15,956	$22,422	$15,996
Oct 24	$20,380	$30,910	$21,447
Oct 25	$18,531	$37,343	$24,538

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A	-9.11%Footnote Reference*	8.26%	6.99%
Class A (with sales charge)Footnote Reference1	-14.31%	6.99%	6.36%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Index	14.41%	11.50%	9.36%
Footnote	Description
Footnote[1]	A 5.75% front-end sales charge was deducted.
Footnote*	Please see the Fund’s Financial Highlights for additional information.

Fund Information

Key Fund Statistics

Net Assets	$94,564,278
Number of Portfolio Holdings	31
Portfolio Turnover Rate	39.29%
Advisory Fees - net of reimbursement & waiver, if any	$1,246,458

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.9%
Repurchase Agreements	5.3%
Other liabilities in excess of assets	-4.2%
Health Care Providers & Services	14.2%
Professional Services	10.9%
Chemicals	10.7%
Electronic Equipment, Instruments & Components	10.0%
Building Products	8.7%
Insurance	6.6%
Real Estate Management & Development	5.2%
Aerospace & Defense	4.0%
Machinery	4.0%
Health Care Equipment & Supplies	3.7%
Other IndustriesFootnote Reference#	22.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide WCM Focused Small Cap Fund

Annual Shareholder Report - October 31, 2025

AR-FSC-A (10-25)

Nationwide WCM Focused Small Cap Fund

Class R6: NWKEX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide WCM Focused Small Cap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$77	0.80%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the last twelve months, U.S. investors have experienced a macro-driven and highly speculative environment. The Fund’s focus on high-quality holdings has significantly underperformed, as certain parts of the market have moved into bubble territory.

During the past year, speculation in U.S. small caps increased, with rallies fueled by retail enthusiasm for lower-quality, high-beta stocks—particularly in technology and AI. While defensive sectors led early in the period, speculative momentum returned in force during the spring, leaving quality-focused portfolios behind.

Top Contributors to Performance

  The Fund maintained overweight positions in Industrials and Materials, while remaining underweight in Financials.

  The Fund’s avoidance of Energy also contributed positively.

  Underweight position in Real Estate and overweight position in Health Care also helped.

  Real Estate and Consumer Discretionary sectors were strong contributors vis-à-vis selection effect.

  Key contributing holdings included Beacon Roofing (acquired), Ensign Group (hold) and Ollie’s Bargain Outlet (sold).

Top Detractors from Performance

  The Fund’s underperformance during the period was driven entirely by stock selection, led by Industrials and Technology.

  The Materials, Staples and Financials sectors were additional detractors vis-à-vis selection effect for the period.

  The Fund’s underweight position in Technology and its cash position during the year also detracted.

  Specific stocks that detracted from performance for the Fund included ICU Medical (hold), DocGo (sold), and Insight Enterprises (hold).

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $1,000,000  Investment

	Class R6	Russell 3000® Index	Russell 2000® Index
Oct 15	$1,000,000	$1,000,000	$1,000,000
Oct 16	$1,053,343	$1,042,431	$1,041,100
Oct 17	$1,379,581	$1,292,400	$1,331,046
Oct 18	$1,344,511	$1,377,646	$1,355,671
Oct 19	$1,543,192	$1,563,486	$1,422,099
Oct 20	$1,345,238	$1,722,150	$1,424,090
Oct 21	$1,888,567	$2,478,160	$2,147,527
Oct 22	$1,683,199	$2,068,823	$1,749,375
Oct 23	$1,741,212	$2,242,194	$1,599,629
Oct 24	$2,232,692	$3,090,980	$2,144,699
Oct 25	$2,036,945	$3,734,291	$2,453,837

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R6Footnote Reference1,Footnote Reference2	-8.80%Footnote Reference*	8.65%	7.37%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Index	14.41%	11.50%	9.36%
Footnote	Description
Footnote[1]	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
Footnote[2]	Not subject to any sales charges.
Footnote*	Please see the Fund’s Financial Highlights for additional information.

Fund Information

Key Fund Statistics

Net Assets	$94,564,278
Number of Portfolio Holdings	31
Portfolio Turnover Rate	39.29%
Advisory Fees - net of reimbursement & waiver, if any	$1,246,458

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.9%
Repurchase Agreements	5.3%
Other liabilities in excess of assets	-4.2%
Health Care Providers & Services	14.2%
Professional Services	10.9%
Chemicals	10.7%
Electronic Equipment, Instruments & Components	10.0%
Building Products	8.7%
Insurance	6.6%
Real Estate Management & Development	5.2%
Aerospace & Defense	4.0%
Machinery	4.0%
Health Care Equipment & Supplies	3.7%
Other IndustriesFootnote Reference#	22.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide WCM Focused Small Cap Fund

Annual Shareholder Report - October 31, 2025

AR-FSC-R6 (10-25)

Nationwide WCM Focused Small Cap Fund

Institutional Service Class: NWGSX

Annual Shareholder Report - October 31, 2025

This annual shareholder report contains important information about the Nationwide WCM Focused Small Cap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can request this information by contacting us at 1-800-848-0920. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Service Class	$84	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the last twelve months, U.S. investors have experienced a macro-driven and highly speculative environment. The Fund’s focus on high-quality holdings has significantly underperformed, as certain parts of the market have moved into bubble territory.

During the past year, speculation in U.S. small caps increased, with rallies fueled by retail enthusiasm for lower-quality, high-beta stocks—particularly in technology and AI. While defensive sectors led early in the period, speculative momentum returned in force during the spring, leaving quality-focused portfolios behind.

Top Contributors to Performance

  The Fund maintained overweight positions in Industrials and Materials, while remaining underweight in Financials.

  The Fund’s avoidance of Energy also contributed positively.

  Underweight position in Real Estate and overweight position in Health Care also helped.

  Real Estate and Consumer Discretionary sectors were strong contributors vis-à-vis selection effect.

  Key contributing holdings included Beacon Roofing (acquired), Ensign Group (hold) and Ollie’s Bargain Outlet (sold).

Top Detractors from Performance

  The Fund’s underperformance during the period was driven entirely by stock selection, led by Industrials and Technology.

  The Materials, Staples and Financials sectors were additional detractors vis-à-vis selection effect for the period.

  The Fund’s underweight position in Technology and its cash position during the year also detracted.

  Specific stocks that detracted from performance for the Fund included ICU Medical (hold), DocGo (sold), and Insight Enterprises (hold).

Fund Performance

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-0920 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html for current performance questions.

Total Return Based on a $50,000  Investment

	Institutional Service Class	Russell 3000® Index	Russell 2000® Index
Oct 15	$50,000	$50,000	$50,000
Oct 16	$52,599	$52,122	$52,055
Oct 17	$68,840	$64,620	$66,552
Oct 18	$67,028	$68,882	$67,784
Oct 19	$76,826	$78,174	$71,105
Oct 20	$66,933	$86,107	$71,204
Oct 21	$93,888	$123,908	$107,376
Oct 22	$83,591	$103,441	$87,469
Oct 23	$86,435	$112,110	$79,981
Oct 24	$110,719	$154,549	$107,235
Oct 25	$100,920	$186,715	$122,692

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Service ClassFootnote Reference1	-8.88%Footnote Reference*	8.56%	7.28%
Russell 3000® Index	20.81%	16.74%	14.08%
Russell 2000® Index	14.41%	11.50%	9.36%
Footnote	Description
Footnote[1]	Not subject to any sales charges.
Footnote*	Please see the Fund’s Financial Highlights for additional information.

Fund Information

Key Fund Statistics

Net Assets	$94,564,278
Number of Portfolio Holdings	31
Portfolio Turnover Rate	39.29%
Advisory Fees - net of reimbursement & waiver, if any	$1,246,458

Fund Holdings

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.9%
Repurchase Agreements	5.3%
Other liabilities in excess of assets	-4.2%
Health Care Providers & Services	14.2%
Professional Services	10.9%
Chemicals	10.7%
Electronic Equipment, Instruments & Components	10.0%
Building Products	8.7%
Insurance	6.6%
Real Estate Management & Development	5.2%
Aerospace & Defense	4.0%
Machinery	4.0%
Health Care Equipment & Supplies	3.7%
Other IndustriesFootnote Reference#	22.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of October 31, 2025.
Footnote[2]	Percentages indicated are based upon total investments as of October 31, 2025.

Additional Information

If you wish to view additional information about the Fund; including as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html.

Contact Us

Phone: 1-800-848-0920

Nationwide WCM Focused Small Cap Fund

Annual Shareholder Report - October 31, 2025

AR-FSC-IS (10-25)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as Exhibit 19 (a)(1).

During the period covered by the report, with respect to the registrant’s Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, except as may be noted hereinbelow, there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the Code of Ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1)    The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the board’s audit and operations committee.

3(a)(2)    The audit committee financial expert of the registrant’s board of trustees is Carol A. Kosel, who, for purposes of this Item 3 of Form N-CSR, is an “independent” trustee of the registrant.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $1,325,200 in 2024 and $1,254,600 in 2025.

Tax Fees.  Tax fee amount represents tax compliance for federal, state and international matters, general consulting as well as consulting as it relates to foreign tax reclaims. This information is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Nationwide Fund Advisors (“NFA”), and any service provider to the registrant controlling, controlled by, or under common control with NFA that provided ongoing services to the registrant (hereinafter referred to collectively as the “Covered Services Provider”). The aggregate fees billed for the Reporting Periods were $0 in 2024 and $0 in 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2024 and $13,700 in 2025. These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $37,609 in 2024 and $30,500 in 2025. These services consisted of U.S. federal, state and local tax assistance related to the tax treatment of passive foreign income companies.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2024 and $0 in 2025. When applicable, these services consist of the Auditor reviewing the post-effective amendment to the registration statement on Form N-1A and providing a consent, and/or the Auditor reviewing the unaudited semi-annual financial information.

4(e)(1) Pre-Approval Policies and Procedures.  The Audit and Operations Committee (the “Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to NFA and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate the Committee’s responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at the Committee’s next regularly-scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).

The Committee also may establish detailed pre-approval policies and procedures for pre-approval of these services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than NFA or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as:  (i) the aggregate amount of all said permissible non-audit services provided to the registrant, NFA, and any Covered Services Provider constitutes not more than five percent (5%) of the total amount of revenues paid by the registrant to the registrant’s independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) these services are promptly brought to the attention of the Committee and approved by the Committee (or the Committee’s delegate(s)) prior to the completion of the audit.

4(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

4(f) Not Applicable: The percentage of hours expended to audit the registrant’s financial statements for the fiscal year ended October 31, 2025, that were attributed to work performed by persons other than PwC’s full-time, permanent employees was not over fifty percent (50%).

4(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant and service affiliates for the fiscal years ended October 31, 2024 and October 31, 2025, were $2,058,614 and $1,025,000, respectively.

4(h) The registrant’s Audit and Operations Committee has considered whether the provision by   PwC of non-audit services to NFA and covered Services Providers, that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X because these services did not directly relate to the registrant’s operations and financial reporting, is compatible with maintaining PwC’s independence.

4(i) Not applicable.

4(j) Not applicable.

Item 5.    Audit Committee of Listed Registrants.

5(a) Not Applicable.

5(b) Not Applicable.

Item 6.    Investments.

6(a) The complete schedule of investments is included in Item 7 of this Form N-CSR.

6(b) Not Applicable.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Financial Statements
October 31, 2025
Nationwide Mutual Funds
Target Destination Funds
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Destination 2055 Fund
Nationwide Destination 2060 Fund
Nationwide Destination 2065 Fund
Nationwide Destination 2070 Fund
Nationwide Destination Retirement Fund
IMPORTANT INFORMATION
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by:
- Calling 1-800-848-0920
- Logging into your account at https://www.nationwide.com/personal/investing/mutual-funds/
and choosing ‘Log in’, or by contacting your financial intermediary (such as a broker-dealer or bank).
You can access the full report and other details online at
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/

Nationwide Funds
®
Important Disclosure Information
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or rollover any asset, adopt an investment strategy, retain a specific investment manager, or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://ww w .sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund.
The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted for proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available:
- By calling 800-848-0920
- On the Fund’s website at https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/
- On the SEC’s website at http://www.sec.gov
Funds are required to disclose proxy votes using the issuer’s proxy card language and order, categorize votes by topic, and report shares voted versus shares loaned but not recalled.

Statements of Investments 2
Statements of Assets and Liabilities 12
Statements of Operations 20
Statements of Changes in Net Assets 24
Financial Highlights 38
Notes to Financial Statements 48
Report of Independent Registered Public Accounting Firm 69
Supplemental Information 70

2 - Statement of Investments - October 31, 2025 - Nationwide Destination 2030 Fund
Investment Companies 87 .0%
Shares Value ($)
Alternative Assets 4.1%
Nationwide Strategic Income
Fund, Class R6(a) 777,873 7,942,086
Total Alternative Assets
(cost $7,521,167) 7,942,086
Equity Funds 46.1%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 2,463,509 35,720,879
Nationwide International Equity
Portfolio, Class R6(a) 1,005,544 13,735,729
Nationwide International Index
Fund, Class R6(a) 1,477,205 15,865,181
Nationwide Large Cap Equity
Portfolio, Class R6*(a) 693,650 7,366,558
Nationwide Mid Cap Market
Index Fund, Class R6(a) 11,281 193,239
Nationwide Small Cap Index
Fund, Class R6(a) 147,991 2,014,153
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 984,041 13,678,176
Total Equity Funds
(cost $65,862,538) 88,573,915
Fixed Income Funds 36.8%
Nationwide Bond Portfolio, Class
R6(a) 7,251,711 63,960,093
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 721,223 6,599,188
Total Fixed Income Funds
(cost $69,521,790) 70,559,281
Total Investment Companies
(cost $142,905,495) 167,075,282
Exchange Traded Funds 9 .5%
Equity Funds 7.4%
iShares Core MSCI Emerging
Markets ETF 65,832 4,494,350
iShares Core S&P 500 ETF 8,616 5,903,942
JPMorgan Equity Premium
Income ETF(b) 66,533 3,784,397
Total Equity Funds
(cost $11,500,544) 14,182,689
Fixed Income Fund 2.1%
iShares 20+ Year Treasury Bond
ETF 44,427 4,011,314
Total Fixed Income Funds
(cost  $4,069,776) 4,011,314
Total Exchange Traded Funds
(cost $15,570,320) 18,194,003
Short-Term Investment 3 .5%
Shares Value ($)
Money Market Fund 3.5%
Fidelity Investments Money
Market Government Portfolio –
Institutional Class, 4.05% (c) 6,708,314 6,708,314
Total Short-Term Investment
(cost $6,708,314)
6,708,314
Repurchase Agreements 1 .9%
Principal
Amount ($)
CF Secured, LLC, 4.13%,
dated 10/31/2025, due
11/3/2025, repurchase price
$1,452,305, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
11/30/2025 - 2/15/2055; total
market value $1,481,351.
(d)(e) 1,451,806 1,451,806
Deutsche Bank Securities,
Inc., 4.14%, dated
10/31/2025, due 11/3/2025,
repurchase price
$2,129,633, collateralized by
U.S. Government Treasury
Securities, ranging from
3.63% - 5.38%, maturing
2/15/2031 - 2/15/2044; total
market value $2,171,477.
(d)(e) 2,128,899 2,128,899
Total Repurchase Agreements
(cost $3,580,705) 3,580,705
Total Investments
(cost $168,764,834) — 101.9% 195,558,304
Liabilities in excess of other assets — (1.9)% (3,581,690)
NET ASSETS — 100.0% $ 191,976,614
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
October 31, 2025. The total value of securities on loan as of
October 31, 2025 was $3,784,340, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $3,580,705 and by $386,537 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.13% - 4.88%, and maturity dates ranging from
5/31/2026 - 2/15/2053, a total value of $3,967,242.
(c) Represents 7-day effective yield as of October 31, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2025 was $3,580,705.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2035 Fund - October 31, 2025 - Statement of Investments - 3
Investment Companies 88 .6%
Shares Value ($)
Alternative Assets 3.0%
Nationwide Strategic Income
Fund, Class R6(a) 557,160 5,688,607
Total Alternative Assets
(cost $5,443,666) 5,688,607
Equity Funds 57.0%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 2,879,001 41,745,519
Nationwide International Equity
Portfolio, Class R6(a) 1,121,332 15,317,401
Nationwide International Index
Fund, Class R6(a) 1,702,682 18,286,801
Nationwide Large Cap Equity
Portfolio, Class R6*(a) 821,529 8,724,642
Nationwide Mid Cap Market
Index Fund, Class R6(a) 119,489 2,046,843
Nationwide Small Cap Index
Fund, Class R6(a) 324,327 4,414,094
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,160,261 16,127,622
Total Equity Funds
(cost $79,528,216) 106,662,922
Fixed Income Funds 28.6%
Nationwide Bond Portfolio, Class
R6(a) 5,756,277 50,770,360
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 304,761 2,788,566
Total Fixed Income Funds
(cost $51,921,302) 53,558,926
Total Investment Companies
(cost $136,893,184) 165,910,455
Exchange Traded Funds 9 .7%
Equity Funds 8.3%
iShares Core MSCI Emerging
Markets ETF 88,765 6,059,987
iShares Core S&P 500 ETF 8,278 5,672,334
JPMorgan Equity Premium
Income ETF(b) 65,380 3,718,814
Total Equity Funds
(cost $12,426,022) 15,451,135
Exchange Traded Funds
Shares Value ($)
Fixed Income Fund 1.4%
iShares 20+ Year Treasury Bond
ETF 29,933 2,702,651
Total Fixed Income Funds
(cost  $2,748,615) 2,702,651
Total Exchange Traded Funds
(cost $15,174,637) 18,153,786
Short-Term Investment 1 .7%
Money Market Fund 1.7%
Fidelity Investments Money
Market Government Portfolio –
Institutional Class, 4.05% (c) 3,262,381 3,262,381
Total Short-Term Investment
(cost $3,262,381)
3,262,381
Repurchase Agreement 2 .0%
Principal
Amount ($)
CF Secured, LLC, 4.13%,
dated 10/31/2025, due
11/3/2025, repurchase price
$3,809,637, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
11/30/2025 - 2/15/2055; total
market value $3,885,830.
(d)(e) 3,808,327 3,808,327
Total Repurchase Agreement
(cost $3,808,327) 3,808,327
Total Investments
(cost $159,138,529) — 102.0% 191,134,949
Liabilities in excess of other assets — (2.0)% (3,832,612)
NET ASSETS — 100.0% $ 187,302,337
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
October 31, 2025. The total value of securities on loan as of
October 31, 2025 was $3,718,758, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $3,808,327.
(c) Represents 7-day effective yield as of October 31, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2025 was $3,808,327.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

4 - Statement of Investments - October 31, 2025 - Nationwide Destination 2040 Fund
Investment Companies 89 .4%
Shares Value ($)
Alternative Assets 2.2%
Nationwide Strategic Income
Fund, Class R6(a) 409,047 4,176,368
Total Alternative Assets
(cost $3,964,077) 4,176,368
Equity Funds 66.7%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 3,397,528 49,264,159
Nationwide International Equity
Portfolio, Class R6(a) 1,226,414 16,752,811
Nationwide International Index
Fund, Class R6(a) 1,961,143 21,062,673
Nationwide Large Cap Equity
Portfolio, Class R6*(a) 951,095 10,100,634
Nationwide Mid Cap Market
Index Fund, Class R6(a) 251,412 4,306,694
Nationwide Small Cap Index
Fund, Class R6(a) 377,291 5,134,924
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,319,826 18,345,586
Total Equity Funds
(cost $93,664,435) 124,967,481
Fixed Income Funds 20.5%
Nationwide Bond Portfolio, Class
R6(a) 4,230,616 37,314,033
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 111,971 1,024,532
Total Fixed Income Funds
(cost $36,996,786) 38,338,565
Total Investment Companies
(cost $134,625,298) 167,482,414
Exchange Traded Funds 10 .0%
Equity Funds 8.9%
iShares Core MSCI Emerging
Markets ETF(b) 107,283 7,324,211
iShares Core S&P 500 ETF 8,316 5,698,373
JPMorgan Equity Premium
Income ETF(b) 64,834 3,687,758
Total Equity Funds
(cost $13,326,158) 16,710,342
Exchange Traded Funds
Shares Value ($)
Fixed Income Fund 1.1%
iShares 20+ Year Treasury Bond
ETF(b) 23,808 2,149,624
Total Fixed Income Funds
(cost  $2,210,341) 2,149,624
Total Exchange Traded Funds
(cost $15,536,499) 18,859,966
Short-Term Investment 0 .6%
Money Market Fund 0.6%
Fidelity Investments Money
Market Government Portfolio –
Institutional Class, 4.05% (c) 1,116,033 1,116,033
Total Short-Term Investment
(cost $1,116,033)
1,116,033
Repurchase Agreement 2 .6%
Principal
Amount ($)
CF Secured, LLC, 4.13%,
dated 10/31/2025, due
11/3/2025, repurchase price
$4,831,475, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
11/30/2025 - 2/15/2055; total
market value $4,928,104.
(d)(e) 4,829,812 4,829,812
Total Repurchase Agreement
(cost $4,829,812) 4,829,812
Total Investments
(cost $156,107,642) — 102.6% 192,288,225
Liabilities in excess of other assets — (2.6)% (4,897,318)
NET ASSETS — 100.0% $ 187,390,907
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
October 31, 2025. The total value of securities on loan as of
October 31, 2025 was $4,655,055, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $4,829,812.
(c) Represents 7-day effective yield as of October 31, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2025 was $4,829,812.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2045 Fund - October 31, 2025 - Statement of Investments - 5
Investment Companies 89 .7%
Shares Value ($)
Alternative Assets 1.2%
Nationwide Strategic Income
Fund, Class R6(a) 191,472 1,954,932
Total Alternative Assets
(cost $1,872,009) 1,954,932
Equity Funds 73.9%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 3,171,441 45,985,896
Nationwide International Equity
Portfolio, Class R6(a) 1,150,585 15,716,998
Nationwide International Index
Fund, Class R6(a) 1,904,285 20,452,023
Nationwide Large Cap Equity
Portfolio, Class R6*(a) 892,652 9,479,965
Nationwide Mid Cap Market
Index Fund, Class R6(a) 299,523 5,130,827
Nationwide Small Cap Index
Fund, Class R6(a) 332,380 4,523,686
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,254,461 17,437,004
Total Equity Funds
(cost $88,751,941) 118,726,399
Fixed Income Funds 14.6%
Nationwide Bond Portfolio, Class
R6(a) 2,648,756 23,362,026
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 10,395 95,116
Total Fixed Income Funds
(cost $22,600,903) 23,457,142
Total Investment Companies
(cost $113,224,853) 144,138,473
Exchange Traded Funds 9 .8%
Equity Funds 9.2%
iShares Core MSCI Emerging
Markets ETF 98,781 6,743,779
iShares Core S&P 500 ETF 7,090 4,858,281
JPMorgan Equity Premium
Income ETF(b) 55,503 3,157,010
Total Equity Funds
(cost $11,700,428) 14,759,070
Exchange Traded Funds
Shares Value ($)
Fixed Income Fund 0.6%
iShares 20+ Year Treasury Bond
ETF 12,061 1,088,988
Total Fixed Income Funds
(cost  $1,205,011) 1,088,988
Total Exchange Traded Funds
(cost $12,905,439) 15,848,058
Short-Term Investment 0 .5%
Money Market Fund 0.5%
Fidelity Investments Money
Market Government Portfolio –
Institutional Class, 4.05% (c) 761,735 761,735
Total Short-Term Investment
(cost $761,735)
761,735
Repurchase Agreement 2 .0%
Principal
Amount ($)
CF Secured, LLC, 4.13%,
dated 10/31/2025, due
11/3/2025, repurchase price
$3,234,104, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
11/30/2025 - 2/15/2055; total
market value $3,298,786.
(d)(e) 3,232,992 3,232,992
Total Repurchase Agreement
(cost $3,232,992) 3,232,992
Total Investments
(cost $130,125,019) — 102.0% 163,981,258
Liabilities in excess of other assets — (2.0)% (3,251,016)
NET ASSETS — 100.0% $ 160,730,242
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
October 31, 2025. The total value of securities on loan as of
October 31, 2025 was $3,156,954, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $3,232,992.
(c) Represents 7-day effective yield as of October 31, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2025 was $3,232,992.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

6 - Statement of Investments - October 31, 2025 - Nationwide Destination 2050 Fund
Investment Companies 89 .8%
Shares Value ($)
Alternative Assets 0.4%
Nationwide Strategic Income
Fund, Class R6(a) 62,067 633,707
Total Alternative Assets
(cost $609,315) 633,707
Equity Funds 78.3%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 3,517,315 51,001,061
Nationwide International Equity
Portfolio, Class R6(a) 1,342,784 18,342,436
Nationwide International Index
Fund, Class R6(a) 2,061,379 22,139,206
Nationwide Large Cap Equity
Portfolio, Class R6*(a) 998,902 10,608,343
Nationwide Mid Cap Market
Index Fund, Class R6(a) 384,245 6,582,125
Nationwide Small Cap Index
Fund, Class R6(a) 365,675 4,976,836
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 1,420,706 19,747,812
Total Equity Funds
(cost $100,666,701) 133,397,819
Fixed Income Fund 11.1%
Nationwide Bond Portfolio, Class
R6(a) 2,139,890 18,873,826
Total Fixed Income Funds
(cost $18,140,124) 18,873,826
Total Investment Companies
(cost $119,416,140) 152,905,352
Exchange Traded Funds 10 .1%
Equity Funds 9.5%
iShares Core MSCI Emerging
Markets ETF 113,812 7,769,945
iShares Core S&P 500 ETF 7,525 5,156,356
JPMorgan Equity Premium
Income ETF(b) 58,293 3,315,706
Total Equity Funds
(cost $12,768,565) 16,242,007
Fixed Income Fund 0.6%
iShares 20+ Year Treasury Bond
ETF 11,708 1,057,115
Total Fixed Income Funds
(cost  $1,154,919) 1,057,115
Total Exchange Traded Funds
(cost $13,923,484) 17,299,122
Short-Term Investment 0 .0%
†
Shares Value ($)
Money Market Fund 0.0%
†
Fidelity Investments Money
Market Government Portfolio –
Institutional Class, 4.05% (c) 4,899 4,899
Total Short-Term Investment
(cost $4,899)
4,899
Repurchase Agreements 2 .0%
Principal
Amount ($)
CF Secured, LLC, 4.13%,
dated 10/31/2025, due
11/3/2025, repurchase price
$3,390,618, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
11/30/2025 - 2/15/2055; total
market value $3,458,430.
(d)(e) 3,389,451 3,389,451
Deutsche Bank Securities,
Inc., 4.14%, dated
10/31/2025, due 11/3/2025,
repurchase price $6,221,
collateralized by U.S.
Government Treasury
Securities, ranging from
3.63% - 5.38%, maturing
2/15/2031 - 2/15/2044; total
market value $6,344.(d)(e) 6,219 6,219
Total Repurchase Agreements
(cost $3,395,670) 3,395,670
Total Investments
(cost $136,740,193) — 101.9% 173,605,043
Liabilities in excess of other assets — (1.9)% (3,304,653)
NET ASSETS — 100.0% $ 170,300,390
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
October 31, 2025. The total value of securities on loan as of
October 31, 2025 was $3,315,649, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $3,395,670.
(c) Represents 7-day effective yield as of October 31, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2025 was $3,395,670.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2055 Fund - October 31, 2025 - Statement of Investments - 7
Investment Companies 89 .7%
Shares Value ($)
Alternative Assets 0.0%
†
Nationwide Strategic Income
Fund, Class R6(a) 4,133 42,198
Total Alternative Assets
(cost $41,575) 42,198
Equity Funds 80.2%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 2,217,970 32,160,570
Nationwide International Equity
Portfolio, Class R6(a) 886,386 12,108,037
Nationwide International Index
Fund, Class R6(a) 1,370,367 14,717,746
Nationwide Large Cap Equity
Portfolio, Class R6*(a) 636,710 6,761,864
Nationwide Mid Cap Market
Index Fund, Class R6(a) 264,829 4,536,517
Nationwide Small Cap Index
Fund, Class R6(a) 233,000 3,171,135
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 912,648 12,685,801
Total Equity Funds
(cost $64,956,153) 86,141,670
Fixed Income Fund 9.5%
Nationwide Bond Portfolio, Class
R6(a) 1,159,163 10,223,814
Total Fixed Income Funds
(cost $9,812,363) 10,223,814
Total Investment Companies
(cost $74,810,091) 96,407,682
Exchange Traded Funds 10 .3%
Equity Funds 9.6%
iShares Core MSCI Emerging
Markets ETF 73,471 5,015,865
iShares Core S&P 500 ETF 4,742 3,249,361
JPMorgan Equity Premium
Income ETF(b) 36,812 2,093,866
Total Equity Funds
(cost $8,131,766) 10,359,092
Exchange Traded Funds
Shares Value ($)
Fixed Income Fund 0.7%
iShares 20+ Year Treasury Bond
ETF(b) 7,657 691,351
Total Fixed Income Funds
(cost  $711,668) 691,351
Total Exchange Traded Funds
(cost $8,843,434) 11,050,443
Repurchase Agreement 0 .7%
Principal
Amount ($)
CF Secured, LLC, 4.13%,
dated 10/31/2025, due
11/3/2025, repurchase price
$707,658, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
11/30/2025 - 2/15/2055; total
market value $721,811.(c)
(d) 707,414 707,414
Total Repurchase Agreement
(cost $707,414) 707,414
Total Investments
(cost $84,360,939) — 100.7% 108,165,539
Liabilities in excess of other assets — (0.7)% (699,969)
NET ASSETS — 100.0% $ 107,465,570
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
October 31, 2025. The total value of securities on loan as of
October 31, 2025 was $2,782,567, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $707,414 and by $2,142,298 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
11/15/2025 - 5/15/2055, a total value of $2,849,712.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2025 was $707,414.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

8 - Statement of Investments - October 31, 2025 - Nationwide Destination 2060 Fund
Investment Companies 89 .8%
Shares Value ($)
Equity Funds 81.2%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 1,207,696 17,511,597
Nationwide International Equity
Portfolio, Class R6(a) 482,305 6,588,280
Nationwide International Index
Fund, Class R6(a) 748,966 8,043,893
Nationwide Large Cap Equity
Portfolio, Class R6*(a) 348,779 3,704,034
Nationwide Mid Cap Market
Index Fund, Class R6(a) 156,635 2,683,149
Nationwide Small Cap Index
Fund, Class R6(a) 130,713 1,778,998
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 505,272 7,023,283
Total Equity Funds
(cost $36,047,000) 47,333,234
Fixed Income Fund 8.6%
Nationwide Bond Portfolio, Class
R6(a) 568,096 5,010,610
Total Fixed Income Funds
(cost $4,786,231) 5,010,610
Total Investment Companies
(cost $40,833,231) 52,343,844
Exchange Traded Funds 10 .3%
Equity Funds 9.8%
iShares Core MSCI Emerging
Markets ETF 41,013 2,799,959
iShares Core S&P 500 ETF 2,550 1,747,336
JPMorgan Equity Premium
Income ETF(b) 19,831 1,127,987
Total Equity Funds
(cost $4,429,475) 5,675,282
Exchange Traded Funds
Shares Value ($)
Fixed Income Fund 0.5%
iShares 20+ Year Treasury Bond
ETF 3,301 298,047
Total Fixed Income Funds
(cost  $302,464) 298,047
Total Exchange Traded Funds
(cost $4,731,939) 5,973,329
Repurchase Agreement 1 .5%
Principal
Amount ($)
CF Secured, LLC, 4.13%,
dated 10/31/2025, due
11/3/2025, repurchase price
$903,186, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
11/30/2025 - 2/15/2055; total
market value $921,249.(c)
(d) 902,875 902,875
Total Repurchase Agreement
(cost $902,875) 902,875
Total Investments
(cost $46,468,045) — 101.6% 59,220,048
Liabilities in excess of other assets — (1.6)% (910,381)
NET ASSETS — 100.0% $ 58,309,667
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
October 31, 2025. The total value of securities on loan as of
October 31, 2025 was $881,640, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $902,875.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2025 was $902,875.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2065 Fund - October 31, 2025 - Statement of Investments - 9
Investment Companies 89 .9%
Shares Value ($)
Equity Funds 81.3%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 277,183 4,019,147
Nationwide International Equity
Portfolio, Class R6(a) 111,643 1,525,037
Nationwide International Index
Fund, Class R6(a) 173,008 1,858,109
Nationwide Large Cap Equity
Portfolio, Class R6*(a) 79,908 848,619
Nationwide Mid Cap Market
Index Fund, Class R6(a) 38,172 653,882
Nationwide Small Cap Index
Fund, Class R6(a) 31,174 424,280
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 115,220 1,601,553
Total Equity Funds
(cost $8,684,173) 10,930,627
Fixed Income Fund 8.6%
Nationwide Bond Portfolio, Class
R6(a) 131,508 1,159,900
Total Fixed Income Funds
(cost $1,105,399) 1,159,900
Total Investment Companies
(cost $9,789,572) 12,090,527
Exchange Traded Funds 10 .0%
Equity Funds 9.6%
iShares Core MSCI Emerging
Markets ETF 9,241 630,883
iShares Core S&P 500 ETF 573 392,637
JPMorgan Equity Premium
Income ETF(b) 4,690 266,767
Total Equity Funds
(cost $1,024,657) 1,290,287
Exchange Traded Funds
Shares Value ($)
Fixed Income Fund 0.4%
iShares 20+ Year Treasury Bond
ETF(b) 527 47,583
Total Fixed Income Funds
(cost  $46,856) 47,583
Total Exchange Traded Funds
(cost $1,071,513) 1,337,870
Repurchase Agreement 2 .3%
Principal
Amount ($)
CF Secured, LLC, 4.13%,
dated 10/31/2025, due
11/3/2025, repurchase price
$310,193, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
11/30/2025 - 2/15/2055; total
market value $316,397.(c)
(d) 310,087 310,087
Total Repurchase Agreement
(cost $310,087) 310,087
Total Investments
(cost $11,171,172) — 102.2% 13,738,484
Liabilities in excess of other assets — (2.2)% (290,159)
NET ASSETS — 100.0% $ 13,448,325
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
October 31, 2025. The total value of securities on loan as of
October 31, 2025 was $302,827, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $310,087.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2025 was $310,087.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

10 - Statement of Investments - October 31, 2025 - Nationwide Destination 2070 Fund
Investment Companies 89 .8%
Shares Value ($)
Equity Funds 81.3%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 23,784 344,874
Nationwide International Equity
Portfolio, Class R6(a) 9,712 132,671
Nationwide International Index
Fund, Class R6(a) 14,871 159,719
Nationwide Large Cap Equity
Portfolio, Class R6*(a) 6,894 73,210
Nationwide Mid Cap Market
Index Fund, Class R6(a) 3,404 58,310
Nationwide Small Cap Index
Fund, Class R6(a) 2,731 37,171
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 9,965 138,508
Total Equity Funds
(cost $819,912) 944,463
Fixed Income Fund 8.5%
Nationwide Bond Portfolio, Class
R6(a) 11,172 98,534
Total Fixed Income Funds
(cost $94,224) 98,534
Total Investment Companies
(cost $914,136) 1,042,997
Exchange Traded Funds 10 .2%
Shares Value ($)
Equity Funds 9.8%
iShares Core MSCI Emerging
Markets ETF 831 56,732
iShares Core S&P 500 ETF 52 35,632
JPMorgan Equity Premium
Income ETF 387 22,013
Total Equity Funds
(cost $95,643) 114,377
Fixed Income Fund 0.4%
iShares 20+ Year Treasury Bond
ETF 48 4,334
Total Fixed Income Funds
(cost  $4,278) 4,334
Total Exchange Traded Funds
(cost $99,921) 118,711
Total Investments
(cost $1,014,057) — 100.0% 1,161,708
Other assets in excess of liabilities — 0.0%
†
553
NET ASSETS — 100.0% $ 1,162,261
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination Retirement Fund - October 31, 2025 - Statement of Investments - 11
Investment Companies 84 .9%
Shares Value ($)
Alternative Assets 5.5%
Nationwide Strategic Income
Fund, Class R6(a) 1,138,636 11,625,469
Total Alternative Assets
(cost $10,389,596) 11,625,469
Equity Funds 32.4%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 1,937,354 28,091,637
Nationwide International Equity
Portfolio, Class R6(a) 801,479 10,948,198
Nationwide International Index
Fund, Class R6(a) 1,180,978 12,683,706
Nationwide Large Cap Equity
Portfolio, Class R6*(a) 550,612 5,847,495
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 789,163 10,969,362
Total Equity Funds
(cost $50,976,315) 68,540,398
Fixed Income Funds 47.0%
Nationwide Bond Portfolio, Class
R6(a) 9,714,387 85,680,895
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,490,286 13,636,120
Total Fixed Income Funds
(cost $99,961,262) 99,317,015
Total Investment Companies
(cost $161,327,173) 179,482,882
Exchange Traded Funds 10 .5%
Equity Funds 6.7%
iShares Core MSCI Emerging
Markets ETF 51,748 3,532,836
iShares Core S&P 500 ETF 9,413 6,450,070
JPMorgan Equity Premium
Income ETF(b) 75,002 4,266,114
Total Equity Funds
(cost $11,646,009) 14,249,020
Fixed Income Fund 3.8%
iShares 20+ Year Treasury Bond
ETF(b) 88,743 8,012,605
Total Fixed Income Funds
(cost  $8,100,829) 8,012,605
Total Exchange Traded Funds
(cost $19,746,838) 22,261,625
Short-Term Investment 4 .8%
Shares Value ($)
Money Market Fund 4.8%
Fidelity Investments Money
Market Government Portfolio –
Institutional Class, 4.05% (c) 10,174,289 10,174,289
Total Short-Term Investment
(cost $10,174,289)
10,174,289
Repurchase Agreement 5 .9%
Principal
Amount ($)
CF Secured, LLC, 4.13%,
dated 10/31/2025, due
11/3/2025, repurchase price
$12,572,895, collateralized
by U.S. Government
Treasury Securities, ranging
from 0.00% - 4.88%,
maturing 11/30/2025 -
2/15/2055; total market
value $12,824,353.(d)(e) 12,568,569 12,568,569
Total Repurchase Agreement
(cost $12,568,569) 12,568,569
Total Investments
(cost $203,816,869) — 106.1% 224,487,365
Liabilities in excess of other assets — (6.1)% (12,884,288)
NET ASSETS — 100.0% $ 211,603,077
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
October 31, 2025. The total value of securities on loan as of
October 31, 2025 was $12,278,572, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $12,568,569.
(c) Represents 7-day effective yield as of October 31, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2025 was $12,568,569.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

12 - Statements of Assets and Liabilities - October 31, 2025 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2030
Fund
Assets:
Investment securities of affiliated issuers, at value $ 167,075,282
Investment securities of unaffiliated issuers, at value
*
24,902,317
Repurchase agreements, at value 3,580,705
Cash —
Interest and dividends receivable 23,839
Security lending income receivable 612
Receivable for investments sold 1,154,192
Receivable for capital shares issued 119,178
Total Assets 196,856,125
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 1,203,096
Cash overdraft (Note 2) —
Payable upon return of securities loaned (Note 2) 3,580,705
Accrued expenses and other payables:
Investment advisory fees 21,316
Distribution fees 26,145
Administrative servicing fees 46,981
Trustee fees 634
Professional fees 634
Total Liabilities 4,879,511
Net Assets $ 191,976,614
* Includes value of securities on loan (Note 2) 3,784,340
Cost of investment securities of affiliated issuers 142,905,495
Cost of investment securities of unaffiliated issuers 22,278,634
Cost of repurchase agreements 3,580,705
Represented by:
Capital $ 166,642,641
Total distributable earnings (loss) 25,333,973
Net Assets $ 191,976,614

Target Destination Funds - October 31, 2025 - Statements of Assets and Liabilities - 13
Nationwide
Destination 2035
Fund
Nationwide
Destination 2040
Fund
Nationwide
Destination 2045
Fund
Nationwide
Destination 2050
Fund
Nationwide
Destination 2055
Fund
$ 165,910,455 $ 167,482,414 $ 144,138,473 $ 152,905,352 $ 96,407,682
21,416,167 19,975,999 16,609,793 17,304,021 11,050,443
3,808,327 4,829,812 3,232,992 3,395,670 707,414
— — — 1 —
11,331 4,254 2,805 500 15
562 381 282 513 296
39,079 777,429 386,733 109,052 30,758
149,870 133,519 161,350 198,982 188,797
191,335,791 193,203,808 164,532,428 173,914,091 108,385,405
37,776 — — — 125,649
111,999 904,195 495,851 135,741 6,784
— — — — 34,266
3,808,327 4,829,812 3,232,992 3,395,670 707,414
20,500 20,659 17,598 18,677 11,761
24,785 24,971 23,113 23,680 14,172
28,821 32,045 31,570 38,823 19,082
616 616 530 555 352
630 603 532 555 355
4,033,454 5,812,901 3,802,186 3,613,701 919,835
$ 187,302,337 $ 187,390,907 $ 160,730,242 $ 170,300,390 $ 107,465,570
3,718,758 4,655,055 3,156,954 3,315,649 2,782,567
136,893,184 134,625,298 113,224,853 119,416,140 74,810,091
18,437,018 16,652,532 13,667,174 13,928,383 8,843,434
3,808,327 4,829,812 3,232,992 3,395,670 707,414
$ 153,951,625 $ 148,983,086 $ 122,985,274 $ 130,142,730 $ 80,871,489
33,350,712 38,407,821 37,744,968 40,157,660 26,594,081
$ 187,302,337 $ 187,390,907 $ 160,730,242 $ 170,300,390 $ 107,465,570

14 - Statements of Assets and Liabilities - October 31, 2025 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2030
Fund
Net Assets:
Class A Shares $ 40,942,225
Class R Shares 41,308,977
Class R6 Shares 46,770,778
Institutional Service Class Shares 62,954,634
Total $ 191,976,614
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 4,632,319
Class R Shares 4,732,692
Class R6 Shares 5,227,140
Institutional Service Class Shares 7,105,054
Total 21,697,205
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 8 .84 (a)
Class R Shares $ 8 .73
Class R6 Shares $ 8 .95
Institutional Service Class Shares $ 8 .86
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 9 .38
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Target Destination Funds - October 31, 2025 - Statements of Assets and Liabilities - 15
Nationwide
Destination 2035
Fund
Nationwide
Destination 2040
Fund
Nationwide
Destination 2045
Fund
Nationwide
Destination 2050
Fund
Nationwide
Destination 2055
Fund
$ 39,379,535 $ 39,396,185 $ 39,363,164 $ 37,346,573 $ 28,650,401
38,807,390 38,319,192 35,234,305 36,912,821 19,166,572
47,400,135 43,204,869 37,228,105 38,629,585 25,559,542
61,715,277 66,470,661 48,904,668 57,411,411 34,089,055
$ 187,302,337 $ 187,390,907 $ 160,730,242 $ 170,300,390 $ 107,465,570
3,937,424 3,894,384 3,650,205 3,782,144 1,863,325
3,940,629 3,848,450 3,343,316 3,846,535 1,257,960
4,672,781 4,194,858 3,400,744 3,885,605 1,640,444
6,150,404 6,492,247 4,529,912 5,811,477 2,193,399
18,701,238 18,429,939 14,924,177 17,325,761 6,955,128
$ 10 .00 (a) $ 10 .12 (a) $ 10 .78 (a) $ 9 .87 (a) $ 15 .38 (a)
$ 9 .85 $ 9 .96 $ 10 .54 $ 9 .60 $ 15 .24
$ 10 .14 $ 10 .30 $ 10 .95 $ 9 .94 $ 15 .58
$ 10 .03 $ 10 .24 $ 10 .80 $ 9 .88 $ 15 .54
$ 10 .61 $ 10 .74 $ 11 .44 $ 10 .47 $ 16 .32
5 .75% 5 .75% 5 .75% 5 .75% 5 .75%

16 - Statements of Assets and Liabilities - October 31, 2025 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2060
Fund
Assets:
Investment securities of affiliated issuers, at value $ 52,343,844
Investment securities of unaffiliated issuers, at value
*
5,973,329
Repurchase agreements, at value 902,875
Cash 283
Interest and dividends receivable 3
Security lending income receivable 76
Receivable for investments sold —
Receivable for capital shares issued 125,209
Prepaid expenses —
Total Assets 59,345,619
Liabilities:
Payable for investments purchased 109,943
Payable for capital shares redeemed 79
Payable upon return of securities loaned (Note 2) 902,875
Accrued expenses and other payables:
Investment advisory fees 6,329
Distribution fees 5,965
Administrative servicing fees 10,379
Trustee fees 189
Professional fees 193
Total Liabilities 1,035,952
Net Assets $ 58,309,667
* Includes value of securities on loan (Note 2) 881,640
Cost of investment securities of affiliated issuers 40,833,231
Cost of investment securities of unaffiliated issuers 4,731,939
Cost of repurchase agreements 902,875
Represented by:
Capital $ 44,325,527
Total distributable earnings (loss) 13,984,140
Net Assets $ 58,309,667

Target Destination Funds - October 31, 2025 - Statements of Assets and Liabilities - 17
Nationwide
Destination 2065
Fund
Nationwide
Destination 2070
Fund
Nationwide
Destination
Retirement Fund
$ 12,090,527 $ 1,042,997 $ 179,482,882
1,337,870 118,711 32,435,914
310,087 — 12,568,569
18,226 809 —
24 — 35,085
36 — 907
— — 1,026,153
26,806 — 90,854
— — 2,201
13,783,576 1,162,517 225,642,565
8,790 — —
11,510 — 1,388,407
310,087 — 12,568,569
1,414 127 23,529
1,226 4 29,970
2,140 26 27,584
42 38 711
42 61 718
335,251 256 14,039,488
$ 13,448,325 $ 1,162,261 $ 211,603,077
302,827 — 12,278,572
9,789,572 914,136 161,327,173
1,071,513 99,921 29,921,127
310,087 — 12,568,569
$ 10,732,305 $ 1,007,412 $ 201,738,219
2,716,020 154,849 9,864,858
$ 13,448,325 $ 1,162,261 $ 211,603,077

18 - Statements of Assets and Liabilities - October 31, 2025 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2060
Fund
Net Assets:
Class A Shares $ 16,511,771
Class R Shares 5,984,200
Class R6 Shares 14,141,089
Institutional Service Class Shares 21,672,607
Total $ 58,309,667
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 1,225,574
Class R Shares 447,589
Class R6 Shares 1,042,993
Institutional Service Class Shares 1,600,536
Total 4,316,692
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 13 .47 (a)
Class R Shares $ 13 .37
Class R6 Shares $ 13 .56
Institutional Service Class Shares $ 13 .54
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 14 .29
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Target Destination Funds - October 31, 2025 - Statements of Assets and Liabilities - 19
Nationwide
Destination 2065
Fund
Nationwide
Destination 2070
Fund
Nationwide
Destination
Retirement Fund
$ 3,216,084 $ 5,792 $ 41,793,502
1,379,030 5,783 49,328,929
3,986,970 1,144,884 63,156,869
4,866,241 5,802 57,323,777
$ 13,448,325 $ 1,162,261 $ 211,603,077
220,523 502 5,442,121
95,065 501 6,470,033
272,350 99,183 8,194,282
332,801 503 7,458,432
920,739 100,689 27,564,868
$ 14 .58 (a) $ 11 .54 (a) $ 7 .68 (a)
$ 14 .51 $ 11 .54 $ 7 .62
$ 14 .64 $ 11 .54 $ 7 .71
$ 14 .62 $ 11 .53 $ 7 .69
$ 15 .47 $ 12 .24 $ 8 .15
5 .75% 5 .75% 5 .75%

20 - Statements of Operations - For the Year Ended October 31, 2025 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2030
Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 5,433,399
Dividend income from unaffiliated issuers 824,859
Income from securities lending (net of fees) (Note 2) 1,406
Interest income (unaffiliated) 113
Total Income 6,259,777
EXPENSES:
Investment advisory fees 257,817
Distribution fees Class A 101,345
Distribution fees Class R 200,438
Administrative servicing fees Class A 93,238
Administrative servicing fees Class R 100,219
Administrative servicing fees Institutional Service Class 152,526
Professional fees 3,513
Trustee fees 7,554
Total Expenses 916,650
NET INVESTMENT INCOME 5,343,127
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated issuers 2,668,743
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 2,598,231
Transactions in investment securities of unaffiliated issuers 97,143
Net realized gains (losses) 5,364,117
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 12,212,959
Investment securities of unaffiliated issuers 2,203,993
Net change in unrealized appreciation/depreciation 14,416,952
Net realized/unrealized gains (losses) 19,781,069
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 25,124,196

Target Destination Funds - For the Year Ended October 31, 2025 - Statements of Operations - 21
Nationwide
Destination 2035
Fund
Nationwide
Destination 2040
Fund
Nationwide
Destination 2045
Fund
Nationwide
Destination 2050
Fund
Nationwide
Destination 2055
Fund
$ 4,730,566 $ 3,822,305 $ 3,049,618 $ 2,963,788 $ 1,768,470
672,375 577,375 488,025 495,193 315,458
1,441 1,438 948 1,829 1,011
99 60 33 205 319
5,404,481 4,401,178 3,538,624 3,461,015 2,085,258
253,699 242,765 213,278 222,999 141,360
98,701 93,483 93,304 89,909 65,689
192,337 191,738 171,917 184,013 100,950
94,753 89,743 93,304 82,717 65,689
96,169 95,869 85,958 92,006 50,475
146,565 147,762 110,759 127,277 76,508
3,467 3,296 2,895 3,032 1,927
7,464 7,156 6,307 6,586 4,190
893,155 871,812 777,722 808,539 506,788
4,511,326 3,529,366 2,760,902 2,652,476 1,578,470
3,328,539 3,739,972 3,678,939 4,085,186 2,578,149
4,423,162 4,651,677 5,755,391 4,942,336 4,194,367
239,264 253,484 322,896 337,409 244,595
7,990,965 8,645,133 9,757,226 9,364,931 7,017,111
12,391,980 13,740,274 11,730,513 13,918,529 8,309,120
2,392,028 2,555,213 2,236,188 2,479,254 1,564,329
14,784,008 16,295,487 13,966,701 16,397,783 9,873,449
22,774,973 24,940,620 23,723,927 25,762,714 16,890,560
$ 27,286,299 $ 28,469,986 $ 26,484,829 $ 28,415,190 $ 18,469,030

22 - Statements of Operations - For the Year Ended October 31, 2025 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2060
Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 934,808
Dividend income from unaffiliated issuers 164,336
Income from securities lending (net of fees) (Note 2) 284
Interest income (unaffiliated) 282
Total Income 1,099,710
EXPENSES:
Investment advisory fees 76,155
Distribution fees Class A 37,535
Distribution fees Class R 30,574
Administrative servicing fees Class A 36,033
Administrative servicing fees Class R 15,287
Administrative servicing fees Institutional Service Class 48,569
Professional fees 1,035
Trustee fees 2,260
Total Expenses 247,448
NET INVESTMENT INCOME 852,262
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated issuers 1,427,506
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 1,577,098
Transactions in investment securities of unaffiliated issuers 119,421
Net realized gains (losses) 3,124,025
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 5,142,915
Investment securities of unaffiliated issuers 875,712
Net change in unrealized appreciation/depreciation 6,018,627
Net realized/unrealized gains (losses) 9,142,652
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 9,994,914
(a) For the period from March 10, 2025 (commencement of operations) through October 31, 2025.
(b) Excludes unrealized appreciation of $2,207,760 from the merger (Note 12).
(c) Excludes unrealized appreciation of $93,299 from the merger (Note 12).

Target Destination Funds - For the Year Ended October 31, 2025 - Statements of Operations - 23
Nationwide
Destination 2065
Fund
Nationwide
Destination 2070
Fund(a)
Nationwide
Destination
Retirement Fund
$ 177,833 $ 6,323 $ 3,804,802
32,581 1,814 959,710
129 — 2,664
258 469 113
210,801 8,606 4,767,289
15,770 888 237,893
5,955 9 89,404
7,427 17 214,073
5,955 9 68,307
3,714 9 107,036
11,299 9 114,436
212 67 2,565
466 60 6,307
50,798 1,068 840,021
160,003 7,538 3,927,268
260,369 — 774,731
81,913 6,834 (1,635,207)
10,443 238 1,022
352,725 7,072 (859,454)
1,396,050 128,861 14,637,837 (b)
206,604 18,790 2,402,895 (c)
1,602,654 147,651 17,040,732
1,955,379 154,723 16,181,278
$ 2,115,382 $ 162,261 $ 20,108,546

The accompanying notes are an integral part of these financial statements.
24 - Statements of Changes in Net Assets - October 31, 2025 - Target Destination Funds
Nationwide Destination 2030 Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
OPERATIONS:
Net investment income $ 5,343,127 $ 5,468,308
Net realized gains 5,364,117 17,337,365
Net change in unrealized appreciation/depreciation 14,416,952 15,583,962
Change in net assets resulting from operations 25,124,196 38,389,635
Distributions to Shareholders From:
Distributable earnings:
Class A (4,638,962) (2,802,212)
Class R (4,657,083) (2,833,836)
Class R6 (7,240,335) (4,718,085)
Institutional Service Class (7,177,555) (3,706,301)
Change in net assets from shareholder distributions (23,713,935) (14,060,434)
Change in net assets from capital transactions (24,772,673) 8,894,659
Change in net assets (23,362,412) 33,223,860
Net Assets:
Beginning of year 215,339,026 182,115,166
End of year $ 191,976,614 $ 215,339,026
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 5,113,135 $ 4,177,427
Dividends reinvested 4,638,768 2,802,189
Cost of shares redeemed (11,061,774) (7,323,219)
Total Class A Shares (1,309,871) (343,603)
Class R Shares
Proceeds from shares issued 3,953,982 3,550,659
Dividends reinvested 4,657,083 2,833,836
Cost of shares redeemed (9,619,216) (7,817,774)
Total Class R Shares (1,008,151) (1,433,279)
Class R6 Shares
Proceeds from shares issued 16,428,160 8,665,432
Dividends reinvested 7,240,335 4,718,085
Cost of shares redeemed (47,147,100) (11,001,596)
Total Class R6 Shares (23,478,605) 2,381,921
Institutional Service Class Shares
Proceeds from shares issued 14,743,953 13,160,192
Dividends reinvested 7,177,555 3,706,301
Cost of shares redeemed (20,897,554) (8,576,873)
Total Institutional Service Class Shares 1,023,954 8,289,620
Change in net assets from capital transactions $ (24,772,673) $ 8,894,659

Target Destination Funds - October 31, 2025 - Statements of Changes in Net Assets - 25
Nationwide Destination 2035 Fund Nationwide Destination 2040 Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Year Ended
October 31, 2025
Year Ended
October 31, 2024
$ 4,511,326 $ 4,592,771 $ 3,529,366 $ 3,616,289
7,990,965 19,333,684 8,645,133 19,850,464
14,784,008 16,309,905 16,295,487 16,032,618
27,286,299 40,236,360 28,469,986 39,499,371
(4,866,928) (2,647,900) (4,888,600) (2,416,365)
(4,730,920) (2,312,041) (4,888,226) (2,261,406)
(7,789,080) (4,450,653) (7,147,648) (3,396,571)
(7,291,571) (3,398,625) (7,162,597) (3,014,260)
(24,678,499) (12,809,219) (24,087,071) (11,088,602)
(22,717,397) 11,942,027 (10,607,581) 14,724,322
(20,109,597) 39,369,168 (6,224,666) 43,135,091
207,411,934 168,042,766 193,615,573 150,480,482
$ 187,302,337 $ 207,411,934 $ 187,390,907 $ 193,615,573
$ 3,732,537 $ 4,464,629 $ 4,996,467 $ 4,145,234
4,866,928 2,647,900 4,888,600 2,416,365
(11,396,030) (7,604,079) (9,368,405) (8,874,929)
(2,796,565) (491,550) 516,662 (2,313,330)
3,679,594 4,987,675 2,486,078 3,289,418
4,730,920 2,312,041 4,888,226 2,261,406
(8,654,245) (5,763,368) (8,328,336) (5,654,700)
(243,731) 1,536,348 (954,032) (103,876)
15,268,580 9,247,252 13,149,111 15,025,614
7,789,066 4,450,653 7,147,648 3,396,571
(45,140,887) (9,711,689) (39,688,080) (8,972,192)
(22,083,241) 3,986,216 (19,391,321) 9,449,993
12,005,552 10,851,528 14,969,742 11,581,246
7,291,571 3,398,625 7,162,597 3,014,260
(16,890,983) (7,339,140) (12,911,229) (6,903,971)
2,406,140 6,911,013 9,221,110 7,691,535
$ (22,717,397) $ 11,942,027 $ (10,607,581) $ 14,724,322

The accompanying notes are an integral part of these financial statements.
26 - Statements of Changes in Net Assets - October 31, 2025 - Target Destination Funds
Nationwide Destination 2030 Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
SHARE TRANSACTIONS:
Class A Shares
Issued 616,143 495,329
Reinvested 587,292 344,307
Redeemed (1,313,172) (867,721)
Total Class A Shares (109,737) (28,085)
Class R Shares
Issued 480,446 424,149
Reinvested 596,944 351,678
Redeemed (1,178,189) (929,499)
Total Class R Shares (100,799) (153,672)
Class R6 Shares
Issued 1,875,127 1,008,996
Reinvested 905,813 572,722
Redeemed (5,457,664) (1,297,287)
Total Class R6 Shares (2,676,724) 284,431
Institutional Service Class Shares
Issued 1,771,344 1,553,344
Reinvested 906,002 453,593
Redeemed (2,540,236) (1,011,141)
Total Institutional Service Class Shares 137,110 995,796
Total change in shares (2,750,150) 1,098,470

Target Destination Funds - October 31, 2025 - Statements of Changes in Net Assets - 27
Nationwide Destination 2035 Fund Nationwide Destination 2040 Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Year Ended
October 31, 2025
Year Ended
October 31, 2024
405,322 469,151 529,122 439,066
550,721 292,773 552,032 268,961
(1,201,188) (801,026) (1,019,591) (932,195)
(245,145) (39,102) 61,563 (224,168)
396,613 530,103 273,195 349,339
543,741 258,875 561,418 255,219
(941,862) (619,487) (897,326) (607,750)
(1,508) 169,491 (62,713) (3,192)
1,554,323 967,657 1,321,835 1,561,570
869,843 484,327 792,601 370,390
(4,641,014) (1,006,493) (4,031,116) (942,296)
(2,216,848) 445,491 (1,916,680) 989,664
1,278,898 1,144,129 1,579,693 1,206,753
822,682 374,090 798,829 330,923
(1,828,119) (776,100) (1,370,254) (719,350)
273,461 742,119 1,008,268 818,326
(2,190,040) 1,317,999 (909,562) 1,580,630

The accompanying notes are an integral part of these financial statements.
28 - Statements of Changes in Net Assets - October 31, 2025 - Target Destination Funds
Nationwide Destination 2045 Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
OPERATIONS:
Net investment income $ 2,760,902 $ 3,081,804
Net realized gains 9,757,226 19,091,776
Net change in unrealized appreciation/depreciation 13,966,701 15,259,381
Change in net assets resulting from operations 26,484,829 37,432,961
Distributions to Shareholders From:
Distributable earnings:
Class A (4,893,440) (2,119,040)
Class R (4,636,063) (1,913,907)
Class R6 (7,099,214) (3,213,408)
Institutional Service Class (5,865,552) (2,188,951)
Change in net assets from shareholder distributions (22,494,269) (9,435,306)
Change in net assets from capital transactions (14,579,141) 7,163,984
Change in net assets (10,588,581) 35,161,639
Net Assets:
Beginning of year 171,318,823 136,157,184
End of year $ 160,730,242 $ 171,318,823
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 3,731,922 $ 3,911,089
Dividends reinvested 4,893,440 2,119,040
Cost of shares redeemed (6,877,287) (8,122,047)
Total Class A Shares 1,748,075 (2,091,918)
Class R Shares
Proceeds from shares issued 2,834,953 3,222,879
Dividends reinvested 4,636,063 1,913,907
Cost of shares redeemed (8,244,395) (4,429,553)
Total Class R Shares (773,379) 707,233
Class R6 Shares
Proceeds from shares issued 12,350,239 8,145,766
Dividends reinvested 7,099,214 3,213,408
Cost of shares redeemed (39,968,185) (7,433,893)
Total Class R6 Shares (20,518,732) 3,925,281
Institutional Service Class Shares
Proceeds from shares issued 11,167,753 8,686,208
Dividends reinvested 5,865,552 2,188,951
Cost of shares redeemed (12,068,410) (6,251,771)
Total Institutional Service Class Shares 4,964,895 4,623,388
Change in net assets from capital transactions $ (14,579,141) $ 7,163,984

Target Destination Funds - October 31, 2025 - Statements of Changes in Net Assets - 29
Nationwide Destination 2050 Fund Nationwide Destination 2055 Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Year Ended
October 31, 2025
Year Ended
October 31, 2024
$ 2,652,476 $ 2,773,524 $ 1,578,470 $ 1,862,773
9,364,931 18,865,574 7,017,111 12,442,782
16,397,783 15,488,439 9,873,449 10,657,051
28,415,190 37,127,537 18,469,030 24,962,606
(4,690,297) (1,654,836) (3,435,247) (1,050,850)
(4,744,650) (1,600,757) (2,808,683) (858,921)
(6,696,710) (2,439,459) (4,247,801) (1,683,811)
(6,251,721) (1,988,719) (3,847,716) (1,045,619)
(22,383,378) (7,683,771) (14,339,447) (4,639,201)
(10,480,066) 16,839,265 (13,482,455) 11,151,473
(4,448,254) 46,283,031 (9,352,872) 31,474,878
174,748,644 128,465,613 116,818,442 85,343,564
$ 170,300,390 $ 174,748,644 $ 107,465,570 $ 116,818,442
$ 4,471,404 $ 5,679,947 $ 3,006,948 $ 2,995,008
4,690,297 1,654,836 3,435,247 1,050,850
(10,587,980) (6,165,485) (4,448,402) (4,058,356)
(1,426,279) 1,169,298 1,993,793 (12,498)
3,024,596 5,823,997 2,167,544 2,853,918
4,744,650 1,600,757 2,808,683 858,921
(9,857,809) (5,126,665) (7,799,922) (3,385,624)
(2,088,563) 2,298,089 (2,823,695) 327,215
9,836,345 8,984,786 17,395,183 8,933,025
6,696,710 2,439,459 4,247,801 1,683,811
(31,343,445) (5,706,267) (38,716,318) (4,561,730)
(14,810,390) 5,717,978 (17,073,334) 6,055,106
14,416,514 11,857,096 8,732,093 5,523,487
6,251,721 1,988,719 3,847,716 1,045,619
(12,823,069) (6,191,915) (8,159,028) (1,787,456)
7,845,166 7,653,900 4,420,781 4,781,650
$ (10,480,066) $ 16,839,265 $ (13,482,455) $ 11,151,473

The accompanying notes are an integral part of these financial statements.
30 - Statements of Changes in Net Assets - October 31, 2025 - Target Destination Funds
Nationwide Destination 2045 Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
SHARE TRANSACTIONS:
Class A Shares
Issued 376,607 390,965
Reinvested 522,408 222,945
Redeemed (685,040) (809,353)
Total Class A Shares 213,975 (195,443)
Class R Shares
Issued 299,281 325,770
Reinvested 506,843 205,550
Redeemed (846,663) (445,724)
Total Class R Shares (40,539) 85,596
Class R6 Shares
Issued 1,169,385 808,219
Reinvested 745,888 332,422
Redeemed (3,838,878) (734,060)
Total Class R6 Shares (1,923,605) 406,581
Institutional Service Class Shares
Issued 1,120,438 864,525
Reinvested 624,967 229,566
Redeemed (1,235,037) (625,803)
Total Institutional Service Class Shares 510,368 468,288
Total change in shares (1,239,801) 765,022

Target Destination Funds - October 31, 2025 - Statements of Changes in Net Assets - 31
Nationwide Destination 2050 Fund Nationwide Destination 2055 Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Year Ended
October 31, 2025
Year Ended
October 31, 2024
496,800 625,844 214,087 212,167
548,293 193,163 258,596 78,463
(1,164,799) (677,962) (316,902) (289,213)
(119,706) 141,045 155,781 1,417
346,858 669,711 155,439 202,564
571,263 191,439 213,627 64,728
(1,110,597) (574,673) (558,911) (237,589)
(192,476) 286,477 (189,845) 29,703
1,050,266 987,798 1,148,979 624,000
777,204 281,389 315,246 123,461
(3,359,673) (627,791) (2,557,401) (317,266)
(1,532,203) 641,396 (1,093,176) 430,195
1,586,718 1,305,149 612,748 386,713
729,905 231,089 286,293 77,059
(1,434,316) (681,274) (571,229) (126,519)
882,307 854,964 327,812 337,253
(962,078) 1,923,882 (799,428) 798,568

The accompanying notes are an integral part of these financial statements.
32 - Statements of Changes in Net Assets - October 31, 2025 - Target Destination Funds
Nationwide Destination 2060 Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
OPERATIONS:
Net investment income $ 852,262 $ 869,127
Net realized gains 3,124,025 5,568,451
Net change in unrealized appreciation/depreciation 6,018,627 5,356,590
Change in net assets resulting from operations 9,994,914 11,794,168
Distributions to Shareholders From:
Distributable earnings:
Class A (1,664,307) (527,188)
Class R (715,707) (188,037)
Class R6 (2,173,817) (698,242)
Institutional Service Class (2,060,820) (541,443)
Change in net assets from shareholder distributions (6,614,651) (1,954,910)
Change in net assets from capital transactions (1,892,669) 7,350,152
Change in net assets 1,487,594 17,189,410
Net Assets:
Beginning of year 56,822,073 39,632,663
End of year $ 58,309,667 $ 56,822,073
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 2,642,341 $ 2,549,852
Dividends reinvested 1,664,307 527,188
Cost of shares redeemed (3,259,056) (3,570,416)
Total Class A Shares 1,047,592 (493,376)
Class R Shares
Proceeds from shares issued 1,363,310 1,818,033
Dividends reinvested 715,707 188,037
Cost of shares redeemed (2,734,776) (774,657)
Total Class R Shares (655,759) 1,231,413
Class R6 Shares
Proceeds from shares issued 4,002,917 4,347,711
Dividends reinvested 2,173,817 698,242
Cost of shares redeemed (11,384,856) (2,608,225)
Total Class R6 Shares (5,208,122) 2,437,728
Institutional Service Class Shares
Proceeds from shares issued 9,572,548 5,728,721
Dividends reinvested 2,060,820 541,443
Cost of shares redeemed (8,709,748) (2,095,777)
Total Institutional Service Class Shares 2,923,620 4,174,387
Change in net assets from capital transactions $ (1,892,669) $ 7,350,152

Target Destination Funds - October 31, 2025 - Statements of Changes in Net Assets - 33
Nationwide Destination 2065 Fund
Nationwide
Destination 2070
Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Period Ended
October 31, 2025(a)
$ 160,003 $ 129,763 $ 7,538
352,725 714,418 7,072
1,602,654 976,655 147,651
2,115,382 1,820,836 162,261
(148,033) (23,814) (22)
(90,857) (10,302) (15)
(306,379) (63,583) (7,350)
(390,205) (73,669) (30)
(935,474) (171,368) (7,417)
2,314,208 2,178,802 1,007,417
3,494,116 3,828,270 1,162,261
9,954,209 6,125,939 —
$ 13,448,325 $ 9,954,209 $ 1,162,261
$ 1,587,638 $ 760,156 $ 5,000
148,033 23,814 22
(430,285) (939,543) —
1,305,386 (155,573) 5,022
1,495,239 549,745 5,000
90,857 10,302 15
(1,332,577) (174,795) —
253,519 385,252 5,015
1,519,123 1,210,794 985,000
306,379 63,583 7,350
(1,474,306) (382,502) —
351,196 891,875 992,350
2,127,903 1,691,784 5,000
390,205 73,669 30
(2,114,001) (708,205) —
404,107 1,057,248 5,030
$ 2,314,208 $ 2,178,802 $ 1,007,417

The accompanying notes are an integral part of these financial statements.
34 - Statements of Changes in Net Assets - October 31, 2025 - Target Destination Funds
Nationwide Destination 2060 Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
SHARE TRANSACTIONS:
Class A Shares
Issued 214,614 211,077
Reinvested 142,909 45,990
Redeemed (265,166) (301,729)
Total Class A Shares 92,357 (44,662)
Class R Shares
Issued 112,635 152,433
Reinvested 62,029 16,534
Redeemed (224,353) (64,394)
Total Class R Shares (49,689) 104,573
Class R6 Shares
Issued 321,695 357,840
Reinvested 185,439 60,124
Redeemed (898,133) (211,489)
Total Class R6 Shares (390,999) 206,475
Institutional Service Class Shares
Issued 787,884 467,552
Reinvested 175,958 46,782
Redeemed (712,466) (169,862)
Total Institutional Service Class Shares 251,376 344,472
Total change in shares (96,955) 610,858
(a)
For the period from March 10, 2025 (commencement of operations) through October 31, 2025.

Target Destination Funds - October 31, 2025 - Statements of Changes in Net Assets - 35
Nationwide Destination 2065 Fund
Nationwide
Destination 2070
Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Period Ended
October 31, 2025(a)
121,234 59,596 500
11,704 1,960 2
(31,515) (79,251) —
101,423 (17,695) 502
114,745 42,650 500
7,239 857 1
(99,660) (14,163) —
22,324 29,344 501
114,656 94,621 98,500
24,126 5,167 683
(106,450) (29,871) —
32,332 69,917 99,183
159,619 132,771 500
30,822 6,021 3
(161,056) (55,227) —
29,385 83,565 503
185,464 165,131 100,689

36 - Statements of Changes in Net Assets - October 31, 2025 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination Retirement Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
OPERATIONS:
Net investment income $ 3,927,268 $ 3,298,501
Net realized gains (losses) (859,454) 5,339,252
Net change in unrealized appreciation/depreciation 17,040,732 6,886,329
Change in net assets resulting from operations 20,108,546 15,524,082
Distributions to Shareholders From:
Distributable earnings:
Class A (1,765,373) (903,827)
Class R (2,526,467) (1,467,471)
Class R6 (3,558,043) (2,131,538)
Institutional Service Class (2,048,201) (1,043,735)
Change in net assets from shareholder distributions (9,898,084) (5,546,571)
Change in net assets from capital transactions 101,888,742 (6,761,176)
Change in net assets 112,099,204 3,216,335
Net Assets:
Beginning of year 99,503,873 96,287,538
End of year $ 211,603,077 $ 99,503,873
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 2,883,763 $ 1,768,632
Proceeds from shares issued from merger (Note 12) 28,794,746 —
Dividends reinvested 1,762,305 902,258
Cost of shares redeemed (11,094,656) (3,446,009)
Total Class A Shares 22,346,158 (775,119)
Class R Shares
Proceeds from shares issued 3,252,278 2,007,719
Proceeds from shares issued from merger (Note 12) 25,799,345 —
Dividends reinvested 2,526,467 1,467,471
Cost of shares redeemed (11,233,204) (6,644,225)
Total Class R Shares 20,344,886 (3,169,035)
Class R6 Shares
Proceeds from shares issued 9,738,718 4,993,123
Proceeds from shares issued from merger (Note 12) 44,418,609 —
Dividends reinvested 3,558,043 2,131,538
Cost of shares redeemed (34,004,294) (8,248,975)
Total Class R6 Shares 23,711,076 (1,124,314)
Institutional Service Class Shares
Proceeds from shares issued 5,234,716 2,132,360
Proceeds from shares issued from merger (Note 12) 42,997,827 —
Dividends reinvested 2,048,201 1,043,735
Cost of shares redeemed (14,794,122) (4,868,803)
Total Institutional Service Class Shares 35,486,622 (1,692,708)
Change in net assets from capital transactions $ 101,888,742 $ (6,761,176)

Target Destination Funds - October 31, 2025 - Statements of Changes in Net Assets - 37
The accompanying notes are an integral part of these financial statements.
Nationwide Destination Retirement Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
SHARE TRANSACTIONS:
Class A Shares
Issued 399,649 239,754
Issued in merger (Note 12) 4,042,078 —
Reinvested 251,324 124,706
Redeemed (1,517,729) (469,350)
Total Class A Shares 3,175,322 (104,890)
Class R Shares
Issued 455,756 271,441
Issued in merger (Note 12) 3,648,129 —
Reinvested 364,110 204,551
Redeemed (1,565,638) (902,729)
Total Class R Shares 2,902,357 (426,737)
Class R6 Shares
Issued 1,301,537 666,118
Issued in merger (Note 12) 6,214,235 —
Reinvested 505,576 293,663
Redeemed (4,599,616) (1,104,102)
Total Class R6 Shares 3,421,732 (144,321)
Institutional Service Class Shares
Issued 721,793 288,851
Issued in merger (Note 12) 6,031,673 —
Reinvested 291,302 144,139
Redeemed (2,050,877) (660,535)
Total Institutional Service Class Shares 4,993,891 (227,545)
Total change in shares 14,493,302 (903,493)

38 - Financial Highlights - October 31, 2025 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2030 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2025 $ 8.79 $ 0.21 $ 0.85 $ 1.06 $ (0.26) $ (0.75) $ (1.01) $ 8.84 13.52% $ 40,942 0.62% 2.49% 0.62% 40.14%
10/31/2024 7.79 0.21 1.39 1.60 (0.23) (0.37) (0.60) 8.79 21.06% 41,680 0.63% 2.52% 0.63% 39.72%
10/31/2023 7.62 0.07 0.30 0.37 (0.08) (0.12) (0.20) 7.79 4.96% 37,153 0.63% 0.87% 0.63% 34.02%
10/31/2022 10.23 0.26 (1.98) (1.72) (0.31) (0.58) (0.89) 7.62 (18.43)% 35,855 0.63% 3.04% 0.63% 36.18%
10/31/2021 8.46 0.22 1.78 2.00 (0.23) — (0.23) 10.23 23.98% 46,817 0.62% 2.29% 0.62% 32.48%
Class R Shares
10/31/2025 8.70 0.19 0.83 1.02 (0.24) (0.75) (0.99) 8.73 13.18% 41,309 0.89% 2.25% 0.89% 40.14%
10/31/2024 7.72 0.19 1.37 1.56 (0.21) (0.37) (0.58) 8.70 20.75% 42,034 0.88% 2.25% 0.88% 39.72%
10/31/2023 7.55 0.05 0.30 0.35 (0.06) (0.12) (0.18) 7.72 4.70% 38,483 0.88% 0.65% 0.88% 34.02%
10/31/2022 10.14 0.24 (1.96) (1.72) (0.29) (0.58) (0.87) 7.55 (18.61)% 43,313 0.89% 2.78% 0.89% 36.18%
10/31/2021 8.40 0.20 1.76 1.96 (0.22) — (0.22) 10.14 23.54% 58,410 0.88% 2.06% 0.88% 32.48%
Class R6 Shares
10/31/2025 8.89 0.26 0.85 1.11 (0.30) (0.75) (1.05) 8.95 14.04% 46,771 0.14% 3.13% 0.14% 40.14%
10/31/2024 7.86 0.26 1.40 1.66 (0.26) (0.37) (0.63) 8.89 21.72% 70,244 0.14% 2.98% 0.14% 39.72%
10/31/2023 7.70 0.11 0.30 0.41 (0.13) (0.12) (0.25) 7.86 5.42% 59,896 0.14% 1.36% 0.14% 34.02%
10/31/2022 10.33 0.32 (2.02) (1.70) (0.35) (0.58) (0.93) 7.70 (18.02)% 54,819 0.13% 3.72% 0.13% 36.18%
10/31/2021 8.54 0.27 1.80 2.07 (0.28) — (0.28) 10.33 24.53% 77,905 0.14% 2.72% 0.14% 32.48%
Institutional Service Class Shares
10/31/2025 8.81 0.23 0.85 1.08 (0.28) (0.75) (1.03) 8.86 13.75% 62,955 0.39% 2.72% 0.39% 40.14%
10/31/2024 7.80 0.22 1.40 1.62 (0.24) (0.37) (0.61) 8.81 21.38% 61,381 0.39% 2.63% 0.39% 39.72%
10/31/2023 7.64 0.09 0.29 0.38 (0.10) (0.12) (0.22) 7.80 5.14% 46,584 0.39% 1.14% 0.39% 34.02%
10/31/2022 10.26 0.28 (1.99) (1.71) (0.33) (0.58) (0.91) 7.64 (18.26)% 47,338 0.38% 3.21% 0.38% 36.18%
10/31/2021 8.48 0.30 1.73 2.03 (0.25) — (0.25) 10.26 24.28% 58,567 0.38% 3.14% 0.38% 32.48%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Target Destination Funds - October 31, 2025 - Financial Highlights - 39
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2035 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2025 $ 9.91 $ 0.20 $ 1.12 $ 1.32 $ (0.28) $ (0.95) $ (1.23) $ 10.00 14.94% $ 39,380 0.63% 2.12% 0.63% 39.01%
10/31/2024 8.57 0.21 1.76 1.97 (0.22) (0.41) (0.63) 9.91 23.70% 41,434 0.62% 2.20% 0.62% 42.20%
10/31/2023 8.26 0.06 0.41 0.47 (0.07) (0.09) (0.16) 8.57 5.67% 36,171 0.59% 0.69% 0.59% 38.67%
10/31/2022 11.20 0.31 (2.27) (1.96) (0.37) (0.61) (0.98) 8.26 (19.19)% 36,049 0.58% 3.36% 0.58% 31.93%
10/31/2021 8.93 0.25 2.29 2.54 (0.27) — (0.27) 11.20 28.79% 47,906 0.62% 2.37% 0.62% 28.42%
Class R Shares
10/31/2025 9.78 0.17 1.11 1.28 (0.26) (0.95) (1.21) 9.85 14.72% 38,807 0.89% 1.86% 0.89% 39.01%
10/31/2024 8.47 0.18 1.74 1.92 (0.20) (0.41) (0.61) 9.78 23.37% 38,552 0.88% 1.93% 0.88% 42.20%
10/31/2023 8.17 0.04 0.39 0.43 (0.04) (0.09) (0.13) 8.47 5.29% 31,954 0.88% 0.42% 0.88% 38.67%
10/31/2022 11.09 0.29 (2.26) (1.97) (0.34) (0.61) (0.95) 8.17 (19.41)% 35,125 0.89% 3.13% 0.89% 31.93%
10/31/2021 8.86 0.23 2.25 2.48 (0.25) — (0.25) 11.09 28.39% 48,471 0.88% 2.25% 0.88% 28.42%
Class R6 Shares
10/31/2025 10.02 0.26 1.13 1.39 (0.32) (0.95) (1.27) 10.14 15.59% 47,400 0.14% 2.71% 0.14% 39.01%
10/31/2024 8.66 0.25 1.78 2.03 (0.26) (0.41) (0.67) 10.02 24.27% 69,067 0.14% 2.64% 0.14% 42.20%
10/31/2023 8.36 0.10 0.41 0.51 (0.12) (0.09) (0.21) 8.66 6.07% 55,823 0.14% 1.15% 0.14% 38.67%
10/31/2022 11.33 0.35 (2.30) (1.95) (0.41) (0.61) (1.02) 8.36 (18.85)% 52,840 0.13% 3.75% 0.13% 31.93%
10/31/2021 9.02 0.32 2.30 2.62 (0.31) — (0.31) 11.33 29.51% 65,766 0.14% 2.95% 0.14% 28.42%
Institutional Service Class Shares
10/31/2025 9.93 0.22 1.12 1.34 (0.29) (0.95) (1.24) 10.03 15.23% 61,715 0.39% 2.34% 0.39% 39.01%
10/31/2024 8.59 0.22 1.77 1.99 (0.24) (0.41) (0.65) 9.93 23.94% 58,359 0.39% 2.34% 0.39% 42.20%
10/31/2023 8.29 0.08 0.40 0.48 (0.09) (0.09) (0.18) 8.59 5.80% 44,095 0.38% 0.89% 0.38% 38.67%
10/31/2022 11.23 0.32 (2.26) (1.94) (0.39) (0.61) (1.00) 8.29 (18.96)% 40,353 0.38% 3.46% 0.38% 31.93%
10/31/2021 8.95 0.35 2.22 2.57 (0.29) — (0.29) 11.23 29.09% 48,105 0.38% 3.37% 0.38% 28.42%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

40 - Financial Highlights - October 31, 2025 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2040 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2025 $ 9.96 $ 0.17 $ 1.28 $ 1.45 $ (0.25) $ (1.04) $ (1.29) $ 10.12 16.41% $ 39,396 0.63% 1.76% 0.63% 40.90%
10/31/2024 8.44 0.18 1.95 2.13 (0.19) (0.42) (0.61) 9.96 26.05% 38,172 0.62% 1.93% 0.62% 44.86%
10/31/2023 8.11 0.05 0.46 0.51 (0.05) (0.13) (0.18) 8.44 6.42% 34,234 0.59% 0.54% 0.59% 39.67%
10/31/2022 11.07 0.32 (2.32) (2.00) (0.38) (0.58) (0.96) 8.11 (19.74)% 33,998 0.58% 3.54% 0.58% 25.57%
10/31/2021 8.62 0.26 2.47 2.73 (0.28) — (0.28) 11.07 32.10% 42,062 0.62% 2.55% 0.62% 24.30%
Class R Shares
10/31/2025 9.82 0.14 1.27 1.41 (0.23) (1.04) (1.27) 9.96 16.14% 38,319 0.89% 1.48% 0.89% 40.90%
10/31/2024 8.34 0.15 1.93 2.08 (0.18) (0.42) (0.60) 9.82 25.65% 38,421 0.88% 1.64% 0.88% 44.86%
10/31/2023 8.02 0.02 0.46 0.48 (0.03) (0.13) (0.16) 8.34 6.07% 32,634 0.88% 0.26% 0.88% 39.67%
10/31/2022 10.96 0.30 (2.30) (2.00) (0.36) (0.58) (0.94) 8.02 (19.93)% 34,471 0.89% 3.31% 0.89% 25.57%
10/31/2021 8.55 0.23 2.44 2.67 (0.26) — (0.26) 10.96 31.71% 44,759 0.88% 2.22% 0.88% 24.30%
Class R6 Shares
10/31/2025 10.12 0.22 1.30 1.52 (0.30) (1.04) (1.34) 10.30 16.91% 43,205 0.14% 2.29% 0.14% 40.90%
10/31/2024 8.56 0.22 2.00 2.22 (0.24) (0.42) (0.66) 10.12 26.75% 61,826 0.14% 2.29% 0.14% 44.86%
10/31/2023 8.23 0.09 0.47 0.56 (0.10) (0.13) (0.23) 8.56 6.87% 43,852 0.14% 0.99% 0.14% 39.67%
10/31/2022 11.22 0.38 (2.36) (1.98) (0.43) (0.58) (1.01) 8.23 (19.37)% 41,010 0.13% 4.04% 0.13% 25.57%
10/31/2021 8.73 0.31 2.49 2.80 (0.31) — (0.31) 11.22 32.60% 54,746 0.14% 2.98% 0.14% 24.30%
Institutional Service Class Shares
10/31/2025 10.06 0.18 1.31 1.49 (0.27) (1.04) (1.31) 10.24 16.72% 66,471 0.39% 1.89% 0.39% 40.90%
10/31/2024 8.52 0.20 1.98 2.18 (0.22) (0.42) (0.64) 10.06 26.33% 55,195 0.38% 2.06% 0.38% 44.86%
10/31/2023 8.19 0.07 0.46 0.53 (0.07) (0.13) (0.20) 8.52 6.58% 39,760 0.39% 0.75% 0.39% 39.67%
10/31/2022 11.17 0.34 (2.34) (2.00) (0.40) (0.58) (0.98) 8.19 (19.57)% 38,397 0.38% 3.65% 0.38% 25.57%
10/31/2021 8.69 0.35 2.42 2.77 (0.29) — (0.29) 11.17 32.33% 45,012 0.38% 3.40% 0.38% 24.30%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Target Destination Funds - October 31, 2025 - Financial Highlights - 41
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2045 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2025 $ 10.60 $ 0.15 $ 1.46 $ 1.61 $ (0.25) $ (1.18) $ (1.43) $ 10.78 17.30% $ 39,363 0.64% 1.50% 0.64% 39.14%
10/31/2024 8.84 0.18 2.18 2.36 (0.19) (0.41) (0.60) 10.60 27.39% 36,408 0.63% 1.78% 0.63% 46.67%
10/31/2023 8.49 0.04 0.52 0.56 (0.05) (0.16) (0.21) 8.84 6.62% 32,102 0.59% 0.44% 0.59% 39.90%
10/31/2022 11.73 0.36 (2.48) (2.12) (0.42) (0.70) (1.12) 8.49 (20.02)% 30,610 0.58% 3.71% 0.58% 23.85%
10/31/2021 9.01 0.28 2.73 3.01 (0.29) — (0.29) 11.73 33.93% 38,907 0.61% 2.58% 0.61% 22.50%
Class R Shares
10/31/2025 10.39 0.12 1.44 1.56 (0.23) (1.18) (1.41) 10.54 17.08% 35,234 0.89% 1.27% 0.89% 39.14%
10/31/2024 8.68 0.15 2.14 2.29 (0.17) (0.41) (0.58) 10.39 27.11% 35,147 0.88% 1.49% 0.88% 46.67%
10/31/2023 8.34 0.01 0.51 0.52 (0.02) (0.16) (0.18) 8.68 6.31% 28,642 0.88% 0.16% 0.88% 39.90%
10/31/2022 11.56 0.33 (2.45) (2.12) (0.40) (0.70) (1.10) 8.34 (20.30)% 28,345 0.89% 3.49% 0.89% 23.85%
10/31/2021 8.90 0.25 2.70 2.95 (0.29) — (0.29) 11.56 33.59% 38,524 0.88% 2.28% 0.88% 22.50%
Class R6 Shares
10/31/2025 10.73 0.21 1.49 1.70 (0.30) (1.18) (1.48) 10.95 18.04% 37,228 0.14% 2.10% 0.14% 39.14%
10/31/2024 8.95 0.23 2.20 2.43 (0.24) (0.41) (0.65) 10.73 27.90% 57,141 0.14% 2.21% 0.14% 46.67%
10/31/2023 8.59 0.08 0.53 0.61 (0.09) (0.16) (0.25) 8.95 7.16% 43,996 0.14% 0.90% 0.14% 39.90%
10/31/2022 11.86 0.42 (2.53) (2.11) (0.46) (0.70) (1.16) 8.59 (19.68)% 40,470 0.13% 4.28% 0.13% 23.85%
10/31/2021 9.10 0.33 2.77 3.10 (0.34) — (0.34) 11.86 34.56% 54,833 0.14% 2.99% 0.14% 22.50%
Institutional Service Class Shares
10/31/2025 10.60 0.17 1.48 1.65 (0.27) (1.18) (1.45) 10.80 17.78% 48,905 0.39% 1.71% 0.39% 39.14%
10/31/2024 8.85 0.19 2.18 2.37 (0.21) (0.41) (0.62) 10.60 27.56% 42,623 0.38% 1.92% 0.38% 46.67%
10/31/2023 8.49 0.06 0.52 0.58 (0.06) (0.16) (0.22) 8.85 6.95% 31,418 0.39% 0.65% 0.39% 39.90%
10/31/2022 11.74 0.36 (2.47) (2.11) (0.44) (0.70) (1.14) 8.49 (19.92)% 27,356 0.38% 3.74% 0.38% 23.85%
10/31/2021 9.00 0.38 2.66 3.04 (0.30) — (0.30) 11.74 34.28% 31,637 0.38% 3.52% 0.38% 22.50%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

42 - Financial Highlights - October 31, 2025 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2050 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2025 $ 9.59 $ 0.13 $ 1.39 $ 1.52 $ (0.22) $ (1.02) $ (1.24) $ 9.87 17.83% $ 37,347 0.62% 1.42% 0.62% 38.23%
10/31/2024 7.87 0.15 2.01 2.16 (0.15) (0.29) (0.44) 9.59 28.23% 37,415 0.63% 1.62% 0.63% 45.69%
10/31/2023 7.55 0.03 0.47 0.50 (0.03) (0.15) (0.18) 7.87 6.76% 29,613 0.63% 0.34% 0.63% 41.66%
10/31/2022 10.31 0.32 (2.23) (1.91) (0.37) (0.48) (0.85) 7.55 (20.20)% 28,283 0.63% 3.77% 0.63% 19.99%
10/31/2021 7.86 0.24 2.46 2.70 (0.25) — (0.25) 10.31 34.98% 36,640 0.63% 2.47% 0.63% 22.22%
Class R Shares
10/31/2025 9.35 0.10 1.37 1.47 (0.20) (1.02) (1.22) 9.60 17.68% 36,913 0.89% 1.14% 0.89% 38.23%
10/31/2024 7.69 0.12 1.97 2.09 (0.14) (0.29) (0.43) 9.35 27.82% 37,781 0.88% 1.32% 0.88% 45.69%
10/31/2023 7.38 0.01 0.46 0.47 (0.01) (0.15) (0.16) 7.69 6.52% 28,872 0.88% 0.10% 0.88% 41.66%
10/31/2022 10.11 0.30 (2.19) (1.89) (0.36) (0.48) (0.84) 7.38 (20.42)% 29,163 0.89% 3.55% 0.89% 19.99%
10/31/2021 7.73 0.22 2.41 2.63 (0.25) — (0.25) 10.11 34.57% 38,311 0.88% 2.31% 0.88% 22.22%
Class R6 Shares
10/31/2025 9.65 0.18 1.39 1.57 (0.26) (1.02) (1.28) 9.94 18.41% 38,630 0.14% 1.95% 0.14% 38.23%
10/31/2024 7.93 0.19 2.03 2.22 (0.21) (0.29) (0.50) 9.65 28.78% 52,263 0.14% 2.08% 0.14% 45.69%
10/31/2023 7.60 0.07 0.48 0.55 (0.07) (0.15) (0.22) 7.93 7.37% 37,864 0.14% 0.84% 0.14% 41.66%
10/31/2022 10.37 0.36 (2.24) (1.88) (0.41) (0.48) (0.89) 7.60 (19.76)% 35,028 0.13% 4.22% 0.13% 19.99%
10/31/2021 7.89 0.29 2.47 2.76 (0.28) — (0.28) 10.37 35.59% 43,407 0.14% 2.96% 0.14% 22.22%
Institutional Service Class Shares
10/31/2025 9.59 0.14 1.41 1.55 (0.24) (1.02) (1.26) 9.88 18.23% 57,411 0.39% 1.56% 0.39% 38.23%
10/31/2024 7.88 0.16 2.02 2.18 (0.18) (0.29) (0.47) 9.59 28.45% 47,290 0.38% 1.80% 0.38% 45.69%
10/31/2023 7.56 0.05 0.47 0.52 (0.05) (0.15) (0.20) 7.88 7.01% 32,116 0.39% 0.59% 0.39% 41.66%
10/31/2022 10.32 0.32 (2.21) (1.89) (0.39) (0.48) (0.87) 7.56 (19.96)% 28,098 0.38% 3.75% 0.38% 19.99%
10/31/2021 7.86 0.32 2.40 2.72 (0.26) — (0.26) 10.32 35.19% 29,990 0.38% 3.42% 0.38% 22.22%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Target Destination Funds - October 31, 2025 - Financial Highlights - 43
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2055 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2025 $ 14.99 $ 0.18 $ 2.24 $ 2.42 $ (0.34) $ (1.69) $ (2.03) $ 15.38 18.28% $ 28,650 0.64% 1.29% 0.64% 49.21%
10/31/2024 12.22 0.23 3.17 3.40 (0.25) (0.38) (0.63) 14.99 28.43% 25,602 0.62% 1.61% 0.62% 45.89%
10/31/2023 11.69 0.04 0.76 0.80 (0.05) (0.22) (0.27) 12.22 6.94% 20,848 0.62% 0.35% 0.62% 39.07%
10/31/2022 15.89 0.49 (3.44) (2.95) (0.58) (0.67) (1.25) 11.69 (20.15)% 19,580 0.62% 3.74% 0.62% 18.66%
10/31/2021 12.06 0.36 3.87 4.23 (0.40) — (0.40) 15.89 35.64% 24,351 0.63% 2.43% 0.63% 24.93%
Class R Shares
10/31/2025 14.87 0.16 2.20 2.36 (0.30) (1.69) (1.99) 15.24 17.99% 19,167 0.89% 1.11% 0.89% 49.21%
10/31/2024 12.14 0.19 3.14 3.33 (0.22) (0.38) (0.60) 14.87 28.05% 21,534 0.88% 1.34% 0.88% 45.89%
10/31/2023 11.61 0.01 0.76 0.77 (0.02) (0.22) (0.24) 12.14 6.71% 17,210 0.88% 0.09% 0.88% 39.07%
10/31/2022 15.81 0.46 (3.43) (2.97) (0.56) (0.67) (1.23) 11.61 (20.39)% 15,659 0.89% 3.49% 0.89% 18.66%
10/31/2021 12.02 0.33 3.85 4.18 (0.39) — (0.39) 15.81 35.34% 19,837 0.88% 2.24% 0.88% 24.93%
Class R6 Shares
10/31/2025 15.16 0.25 2.27 2.52 (0.41) (1.69) (2.10) 15.58 18.85% 25,560 0.14% 1.77% 0.14% 49.21%
10/31/2024 12.35 0.29 3.21 3.50 (0.31) (0.38) (0.69) 15.16 29.06% 41,452 0.14% 2.05% 0.14% 45.89%
10/31/2023 11.81 0.11 0.76 0.87 (0.11) (0.22) (0.33) 12.35 7.47% 28,446 0.14% 0.84% 0.14% 39.07%
10/31/2022 16.05 0.57 (3.49) (2.92) (0.65) (0.67) (1.32) 11.81 (19.80)% 25,617 0.13% 4.26% 0.13% 18.66%
10/31/2021 12.15 0.44 3.90 4.34 (0.44) — (0.44) 16.05 36.33% 31,441 0.14% 2.93% 0.14% 24.93%
Institutional Service Class Shares
10/31/2025 15.13 0.21 2.26 2.47 (0.37) (1.69) (2.06) 15.54 18.52% 34,089 0.39% 1.48% 0.39% 49.21%
10/31/2024 12.33 0.25 3.21 3.46 (0.28) (0.38) (0.66) 15.13 28.72% 28,230 0.38% 1.78% 0.38% 45.89%
10/31/2023 11.79 0.07 0.77 0.84 (0.08) (0.22) (0.30) 12.33 7.21% 18,840 0.39% 0.58% 0.39% 39.07%
10/31/2022 16.02 0.49 (3.44) (2.95) (0.61) (0.67) (1.28) 11.79 (19.98)% 14,900 0.38% 3.70% 0.38% 18.66%
10/31/2021 12.13 0.52 3.78 4.30 (0.41) — (0.41) 16.02 36.01% 14,827 0.38% 3.54% 0.38% 24.93%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

44 - Financial Highlights - October 31, 2025 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2060 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2025 $ 12.84 $ 0.15 $ 1.95 $ 2.10 $ (0.28) $ (1.19) $ (1.47) $ 13.47 18.23% $ 16,512 0.63% 1.25% 0.63% 48.99%
10/31/2024 10.40 0.19 2.74 2.93 (0.21) (0.28) (0.49) 12.84 28.67% 14,553 0.63% 1.60% 0.63% 49.06%
10/31/2023 9.91 0.04 0.65 0.69 (0.04) (0.16) (0.20) 10.40 7.02% 12,247 0.64% 0.34% 0.64% 41.00%
10/31/2022 13.46 0.41 (2.92) (2.51) (0.50) (0.54) (1.04) 9.91 (20.22)% 11,040 0.64% 3.70% 0.64% 22.52%
10/31/2021 10.18 0.30 3.32 3.62 (0.34) — (0.34) 13.46 36.12% 13,000 0.63% 2.39% 0.63% 36.19%
Class R Shares
10/31/2025 12.76 0.13 1.92 2.05 (0.25) (1.19) (1.44) 13.37 17.89% 5,984 0.89% 1.06% 0.89% 48.99%
10/31/2024 10.34 0.15 2.74 2.89 (0.19) (0.28) (0.47) 12.76 28.42% 6,343 0.88% 1.21% 0.88% 49.06%
10/31/2023 9.86 0.01 0.65 0.66 (0.02) (0.16) (0.18) 10.34 6.71% 4,060 0.88% 0.08% 0.88% 41.00%
10/31/2022 13.40 0.39 (2.91) (2.52) (0.48) (0.54) (1.02) 9.86 (20.38)% 3,342 0.89% 3.51% 0.89% 22.52%
10/31/2021 10.15 0.28 3.30 3.58 (0.33) — (0.33) 13.40 35.85% 4,000 0.88% 2.27% 0.88% 36.19%
Class R6 Shares
10/31/2025 12.91 0.22 1.97 2.19 (0.35) (1.19) (1.54) 13.56 18.87%(g) 14,141 0.14% 1.78% 0.14% 48.99%
10/31/2024 10.45 0.25 2.76 3.01 (0.27) (0.28) (0.55) 12.91 29.35%(g) 18,520 0.14% 2.02% 0.14% 49.06%
10/31/2023 9.97 0.09 0.65 0.74 (0.10) (0.16) (0.26) 10.45 7.42% 12,832 0.14% 0.84% 0.14% 41.00%
10/31/2022 13.53 0.45 (2.91) (2.46) (0.56) (0.54) (1.10) 9.97 (19.77)% 11,178 0.13% 4.05% 0.13% 22.52%
10/31/2021 10.21 0.35 3.35 3.70 (0.38) — (0.38) 13.53 36.89% 12,000 0.14% 2.80% 0.14% 36.19%
Institutional Service Class Shares
10/31/2025 12.90 0.18 1.96 2.14 (0.31) (1.19) (1.50) 13.54 18.51% 21,673 0.39% 1.44% 0.39% 48.99%
10/31/2024 10.44 0.21 2.77 2.98 (0.24) (0.28) (0.52) 12.90 29.08% 17,406 0.38% 1.70% 0.38% 49.06%
10/31/2023 9.96 0.06 0.65 0.71 (0.07) (0.16) (0.23) 10.44 7.14% 10,493 0.39% 0.58% 0.39% 41.00%
10/31/2022 13.51 0.45 (2.93) (2.48) (0.53) (0.54) (1.07) 9.96 (19.93)% 7,775 0.38% 3.99% 0.38% 22.52%
10/31/2021 10.20 0.41 3.25 3.66 (0.35) — (0.35) 13.51 36.43% 8,000 0.38% 3.33% 0.38% 36.19%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Target Destination Funds - October 31, 2025 - Financial Highlights - 45
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2065 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2025 $ 13.52 $ 0.13 $ 2.13 $ 2.26 $ (0.30) $ (0.90) $ (1.20) $ 14.58 18.11% $ 3,216 0.64% 0.97% 0.64% 59.24%
10/31/2024 10.73 0.17 2.90 3.07 (0.21) (0.07) (0.28) 13.52 28.87% 1,610 0.63% 1.34% 0.63% 57.31%
10/31/2023 10.17 0.03 0.67 0.70 (0.04) (0.10) (0.14) 10.73 6.97% 1,468 0.63% 0.29% 0.63% 34.99%
10/31/2022 13.43 0.32 (2.88) (2.56) (0.50) (0.20) (0.70) 10.17 (20.06)% 901 0.60% 2.86% 0.60% 28.46%
10/31/2021 10.11 0.22 3.45 3.67 (0.35) — (0.35) 13.43 36.94% 468 0.53% 1.73% 0.53% 71.42%
Class R Shares
10/31/2025 13.46 0.10 2.12 2.22 (0.27) (0.90) (1.17) 14.51 17.84% 1,379 0.89% 0.80% 0.89% 59.24%
10/31/2024 10.69 0.13 2.90 3.03 (0.19) (0.07) (0.26) 13.46 28.57% 979 0.88% 1.00% 0.88% 57.31%
10/31/2023 10.14 0.01 0.67 0.68 (0.03) (0.10) (0.13) 10.69 6.76% 464 0.88% 0.05% 0.88% 34.99%
10/31/2022 13.39 0.28 (2.87) (2.59) (0.46) (0.20) (0.66) 10.14 (20.31)% 211 0.88% 2.53% 0.88% 28.46%
10/31/2021 10.11 0.15 3.47 3.62 (0.34) — (0.34) 13.39 36.35% 139 0.88% 1.22% 0.88% 71.42%
Class R6 Shares
10/31/2025 13.56 0.22 2.12 2.34 (0.36) (0.90) (1.26) 14.64 18.76% 3,987 0.14% 1.63% 0.14% 59.24%
10/31/2024 10.76 0.24 2.90 3.14 (0.27) (0.07) (0.34) 13.56 29.53% 3,255 0.14% 1.90% 0.14% 57.31%
10/31/2023 10.20 0.09 0.67 0.76 (0.10) (0.10) (0.20) 10.76 7.50% 1,830 0.13% 0.82% 0.13% 34.99%
10/31/2022 13.46 0.44 (2.95) (2.51) (0.55) (0.20) (0.75) 10.20 (19.69)% 1,263 0.13% 3.87% 0.13% 28.46%
10/31/2021 10.12 0.38 3.35 3.73 (0.39) — (0.39) 13.46 37.49% 1,176 0.13% 3.06% 0.13% 71.42%
Institutional Service Class Shares
10/31/2025 13.55 0.19 2.11 2.30 (0.33) (0.90) (1.23) 14.62 18.39% 4,866 0.39% 1.41% 0.39% 59.24%
10/31/2024 10.75 0.21 2.90 3.11 (0.24) (0.07) (0.31) 13.55 29.26% 4,110 0.38% 1.64% 0.38% 57.31%
10/31/2023 10.19 0.06 0.67 0.73 (0.07) (0.10) (0.17) 10.75 7.22% 2,364 0.39% 0.54% 0.39% 34.99%
10/31/2022 13.45 0.46 (3.00) (2.54) (0.52) (0.20) (0.72) 10.19 (19.90)% 985 0.38% 4.08% 0.38% 28.46%
10/31/2021 10.11 0.06 3.65 3.71 (0.37) — (0.37) 13.45 37.20% 710 0.38% 0.48% 0.38% 71.42%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

46 - Financial Highlights - October 31, 2025 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination 2070 Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2025(g) $ 10.00 $ 0.04 $ 1.54 $ 1.58 $ (0.04) $ — $ (0.04) $ 11.54 15.88% $ 6 0.66% 0.59% 0.66% 18.90%
Class R Shares
10/31/2025(g) 10.00 0.02 1.55 1.57 (0.03) — (0.03) 11.54 15.73%(h) 6 0.91% 0.34% 0.91% 18.90%
Class R6 Shares
10/31/2025(g) 10.00 0.08 1.53 1.61 (0.07) — (0.07) 11.54 16.20% 1,145 0.15% 1.11% 0.15% 18.90%
Institutional Service Class Shares
10/31/2025(g) 10.00 0.06 1.53 1.59 (0.06) — (0.06) 11.53 15.94%(h) 6 0.41% 0.85% 0.41% 18.90%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from March 10, 2025 (commencement of operations) through October 31, 2025. Total return is calculated based on inception date of March 7, 2025 through October 31, 2025.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Target Destination Funds - October 31, 2025 - Financial Highlights - 47
The accompanying notes are an integral part of these financial statements.
Nationwide Destination Retirement Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2025 $ 7.62 $ 0.14 $ 0.64 $ 0.78 $ (0.26) $ (0.46) $ (0.72) $ 7.68 11.24% $ 41,794 0.57% 1.94% 0.57% 31.55%
10/31/2024 6.89 0.23 0.89 1.12 (0.23) (0.16) (0.39) 7.62 16.65% 17,266 0.58% 3.09% 0.58% 27.87%
10/31/2023 6.95 0.10 0.14 0.24 (0.12) (0.18) (0.30) 6.89 3.42% 16,350 0.58% 1.47% 0.58% 21.72%
10/31/2022 9.09 0.22 (1.53) (1.31) (0.26) (0.57) (0.83) 6.95 (15.90)% 18,719 0.59% 2.82% 0.59% 40.04%
10/31/2021 8.20 0.20 0.89 1.09 (0.20) — (0.20) 9.09 13.41% 28,374 0.60% 2.22% 0.60% 33.36%
Class R Shares
10/31/2025 7.57 0.14 0.60 0.74 (0.23) (0.46) (0.69) 7.62 10.85% 49,329 0.88% 1.93% 0.88% 31.55%
10/31/2024 6.85 0.21 0.88 1.09 (0.21) (0.16) (0.37) 7.57 16.29% 26,997 0.88% 2.87% 0.88% 27.87%
10/31/2023 6.91 0.08 0.13 0.21 (0.09) (0.18) (0.27) 6.85 3.10% 27,378 0.88% 1.17% 0.88% 21.72%
10/31/2022 9.04 0.19 (1.52) (1.33) (0.23) (0.57) (0.80) 6.91 (16.13)% 33,580 0.89% 2.48% 0.89% 40.04%
10/31/2021 8.16 0.17 0.88 1.05 (0.17) — (0.17) 9.04 13.04% 48,391 0.88% 1.91% 0.88% 33.36%
Class R6 Shares
10/31/2025 7.64 0.19 0.63 0.82 (0.29) (0.46) (0.75) 7.71 11.81% 63,157 0.13% 2.56% 0.13% 31.55%
10/31/2024 6.91 0.26 0.90 1.16 (0.27) (0.16) (0.43) 7.64 17.12% 36,457 0.14% 3.57% 0.14% 27.87%
10/31/2023 6.98 0.14 0.13 0.27 (0.16) (0.18) (0.34) 6.91 3.85% 33,990 0.13% 1.92% 0.13% 21.72%
10/31/2022 9.12 0.25 (1.53) (1.28) (0.29) (0.57) (0.86) 6.98 (15.45)% 36,346 0.13% 3.23% 0.13% 40.04%
10/31/2021 8.23 0.24 0.89 1.13 (0.24) — (0.24) 9.12 13.89% 50,257 0.14% 2.68% 0.14% 33.36%
Institutional Service Class Shares
10/31/2025 7.62 0.14 0.66 0.80 (0.27) (0.46) (0.73) 7.69 11.58% 57,324 0.38% 1.96% 0.38% 31.55%
10/31/2024 6.90 0.24 0.89 1.13 (0.25) (0.16) (0.41) 7.62 16.70% 18,783 0.39% 3.31% 0.39% 27.87%
10/31/2023 6.96 0.12 0.13 0.25 (0.13) (0.18) (0.31) 6.90 3.67% 18,569 0.38% 1.68% 0.38% 21.72%
10/31/2022 9.10 0.23 (1.53) (1.30) (0.27) (0.57) (0.84) 6.96 (15.71)% 21,738 0.38% 3.00% 0.38% 40.04%
10/31/2021 8.21 0.26 0.85 1.11 (0.22) — (0.22) 9.10 13.64% 30,819 0.38% 2.95% 0.38% 33.36%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

48 - Notes to Financial Statements - October 31, 2025 - Target Destination Funds
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of October 31, 2025, the Trust operates forty-five (45) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the ten (10) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Destination 2030 Fund (“Destination 2030”)
Nationwide Destination 2035 Fund (“Destination 2035”)
Nationwide Destination 2040 Fund (“Destination 2040”)
Nationwide Destination 2045 Fund (“Destination 2045”)
Nationwide Destination 2050 Fund (“Destination 2050”)
Nationwide Destination 2055 Fund (“Destination 2055”)
Nationwide Destination 2060 Fund (“Destination 2060”)
Nationwide Destination 2065 Fund ("Destination 2065")
Nationwide Destination 2070 Fund ("Destination 2070")
Nationwide Destination Retirement Fund (“Destination Retirement”)
Each Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust, and in unaffiliated mutual funds (including exchange traded funds ("ETFs")) (together, the
“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.
The Funds currently offer Class A, Class R, Class R6 and Institutional Service Class shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
Nationwide Destination 2070 Fund commenced operations on March 10, 2025.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

Target Destination Funds - October 31, 2025 - Notes to Financial Statements - 49
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”)
as reported by such Underlying Fund. Shares of ETFs are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of registered open-end
Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy.
Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Shares of affiliated registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value
("NAV") as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.
The Funds may invest in other series of the Trust, which are open-end investment companies generally available to the public and other investment companies. The Funds’ Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of October 31, 2025. Please refer to the Statements of Investments for additional information on portfolio holdings.
Destination 2030
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 18,194,003 $ – $ – $ 18,194,003
Investment Companies 167,075,282 – – 167,075,282
Repurchase Agreements – 3,580,705 – 3,580,705
Short-Term Investment 6,708,314 – – 6,708,314
Total $ 191,977,599 $ 3,580,705 $ – $ 195,558,304
Destination 2035
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 18,153,786 $ – $ – $ 18,153,786
Investment Companies 165,910,455 – – 165,910,455
Repurchase Agreement – 3,808,327 – 3,808,327
Short-Term Investment 3,262,381 – – 3,262,381
Total $ 187,326,622 $ 3,808,327 $ – $ 191,134,949

50 - Notes to Financial Statements - October 31, 2025 - Target Destination Funds
Destination 2040
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 18,859,966 $ – $ – $ 18,859,966
Investment Companies 167,482,414 – – 167,482,414
Repurchase Agreement – 4,829,812 – 4,829,812
Short-Term Investment 1,116,033 – – 1,116,033
Total $ 187,458,413 $ 4,829,812 $ – $ 192,288,225
Destination 2045
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 15,848,058 $ – $ – $ 15,848,058
Investment Companies 144,138,473 – – 144,138,473
Repurchase Agreement – 3,232,992 – 3,232,992
Short-Term Investment 761,735 – – 761,735
Total $ 160,748,266 $ 3,232,992 $ – $ 163,981,258
Destination 2050
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 17,299,122 $ – $ – $ 17,299,122
Investment Companies 152,905,352 – – 152,905,352
Repurchase Agreements – 3,395,670 – 3,395,670
Short-Term Investment 4,899 – – 4,899
Total $ 170,209,373 $ 3,395,670 $ – $ 173,605,043
Destination 2055
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 11,050,443 $ – $ – $ 11,050,443
Investment Companies 96,407,682 – – 96,407,682
Repurchase Agreement – 707,414 – 707,414
Total $ 107,458,125 $ 707,414 $ – $ 108,165,539
Destination 2060
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 5,973,329 $ – $ – $ 5,973,329
Investment Companies 52,343,844 – – 52,343,844
Repurchase Agreement – 902,875 – 902,875
Total $ 58,317,173 $ 902,875 $ – $ 59,220,048

Target Destination Funds - October 31, 2025 - Notes to Financial Statements - 51
For additional information about each affiliated Underlying Fund’s valuation policies, please refer to the affiliated Underlying Fund’s most recent annual report to shareholders which can be found at www.nationwide.com/mutualfunds or at the SEC's website at
www.sec.gov.
For additional information about each unaffiliated Underlying Fund's valuation policies, please refer to the unaffiliated Underlying
Fund’s most recent annual or semi-annual report.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of October 31, 2025, Funds that had overdrawn balances were as follows:
(c) Securities Lending
During the year ended October 31, 2025, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
Destination 2065
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 1,337,870 $ – $ – $ 1,337,870
Investment Companies 12,090,527 – – 12,090,527
Repurchase Agreement – 310,087 – 310,087
Total $ 13,428,397 $ 310,087 $ – $ 13,738,484
Destination 2070
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 118,711 $ – $ – $ 118,711
Investment Companies 1,042,997 – – 1,042,997
Total $ 1,161,708 $ – $ – $ 1,161,708
Destination Retirement
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 22,261,625 $ – $ – $ 22,261,625
Investment Companies 179,482,882 – – 179,482,882
Repurchase Agreement – 12,568,569 – 12,568,569
Short-Term Investment 10,174,289 – – 10,174,289
Total $ 211,918,796 $ 12,568,569 $ – $ 224,487,365
Fund
U.S. Dollar
Amount
Destination 2055 $ 34,266

52 - Notes to Financial Statements - October 31, 2025 - Target Destination Funds
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending (net of fees)”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of October 31, 2025, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of October 31, 2025, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(d) Joint Repurchase Agreements
During the year ended October 31, 2025, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Destination 2030 $ 3,580,705
Destination 2035 3,808,327
Destination 2040 4,829,812
Destination 2045 3,232,992
Destination 2050 3,395,670
Destination 2055 707,414
Destination 2060 902,875
Destination 2065 310,087
Destination Retirement 12,568,569

Target Destination Funds - October 31, 2025 - Notes to Financial Statements - 53
transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of October 31, 2025, the joint repos on a gross basis were as follows:
CF Secured, LLC, 4.13%, dated 10/31/2025, due 11/3/2025, repurchase price $300,103,250, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 4.88%, maturing 11/30/2025 - 2/15/2055; total market value $306,105,316.
Deutsche Bank Securities, Inc., 4.14%, dated 10/31/2025, due 11/3/2025, repurchase price $197,933,495, collateralized by U.S. Government Treasury Securities, ranging from 3.63% - 5.38%, maturing 2/15/2031 - 2/15/2044; total market value
$201,822,589.
Destination 2030
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,451,806 $ – $ 1,451,806 $ (1,451,806) $ –
Deutsche Bank
Securities, Inc. 2,128,899 – 2,128,899 (2,128,899) –
Total $ 3,580,705 $ – $ 3,580,705 $ (3,580,705) $ –
Destination 2035
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 3,808,327 $ – $ 3,808,327 $ (3,808,327) $ –
Total $ 3,808,327 $ – $ 3,808,327 $ (3,808,327) $ –

54 - Notes to Financial Statements - October 31, 2025 - Target Destination Funds
Destination 2040
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 4,829,812 $ – $ 4,829,812 $ (4,829,812) $ –
Total $ 4,829,812 $ – $ 4,829,812 $ (4,829,812) $ –
Destination 2045
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 3,232,992 $ – $ 3,232,992 $ (3,232,992) $ –
Total $ 3,232,992 $ – $ 3,232,992 $ (3,232,992) $ –
Destination 2050
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 3,389,451 $ – $ 3,389,451 $ (3,389,451) $ –
Deutsche Bank
Securities, Inc. 6,219 – 6,219 (6,219) –
Total $ 3,395,670 $ – $ 3,395,670 $ (3,395,670) $ –

Target Destination Funds - October 31, 2025 - Notes to Financial Statements - 55
Destination 2055
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 707,414 $ – $ 707,414 $ (707,414) $ –
Total $ 707,414 $ – $ 707,414 $ (707,414) $ –
Destination 2060
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 902,875 $ – $ 902,875 $ (902,875) $ –
Total $ 902,875 $ – $ 902,875 $ (902,875) $ –
Destination 2065
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 310,087 $ – $ 310,087 $ (310,087) $ –
Total $ 310,087 $ – $ 310,087 $ (310,087) $ –

56 - Notes to Financial Statements - October 31, 2025 - Target Destination Funds
(e) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s Statement of Operations.
(f) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of October 31, 2025 are primarily attributable to investments in regulated investment companies, non-deductible expenses, and merger transactions. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of October 31, 2025 may primarily be attributable to outstanding wash sale loss deferrals.
These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Destination Retirement
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 12,568,569 $ – $ 12,568,569 $ (12,568,569) $ –
Total $ 12,568,569 $ – $ 12,568,569 $ (12,568,569) $ –
* As of October 31, 2025, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Target Destination Funds - October 31, 2025 - Notes to Financial Statements - 57
Reclassifications for the year ended October 31, 2025 were as follows:
(g) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(h) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(i) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. Each Fund pays NFA a unified management fee of 0.13% per annum of the Fund’s average daily net assets. Out of the unified management fee, NFA pays substantially all of the expenses of managing and operating each Fund except for Rule 12b-1 fees, administrative services fees, the cost of investment securities or other investment assets, taxes, interest charges, brokerage commissions, short-
sale dividend expenses, the cost of share certificates representing shares of the Trust, compensation and expenses of the non-
interested Trustees and counsel to the non-interested Trustees, and expenses incurred by a Fund in connection with any merger
Fund Capital
Total
Distributable
Earnings (Loss)
Destination 2030 $ – $ –
Destination 2035 – –
Destination 2040 – –
Destination 2045 – –
Destination 2050 – –
Destination 2055 – –
Destination 2060 – –
Destination 2065 – –
Destination 2070 (5) 5
Destination Retirement 6,205,470 (6,205,470)

58 - Notes to Financial Statements - October 31, 2025 - Target Destination Funds
or reorganization and other non-routine expenses not incurred in the ordinary course of a Fund’s business. For the year ended
October 31, 2025, the Funds’ effective unified management fee rate was 0.13%
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Pursuant to the unified advisory fee terms of the Investment Advisory Agreement, NFA pays fund administration and transfer agency fees. Therefore, during the year ended October 31, 2025, the Funds did not pay any fund administration and transfer agency fees.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class A shares and 0.50% for Class R shares of each Fund. Class R6 and Institutional Service Class shares do not pay a distribution fee.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds' Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the year ended October 31, 2025, the Funds imposed aggregate front-end sales charges of $24,625. From these fees, NFD retained a portion amounting to $3,521.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class
A shares for certain redemptions made within 18 months of purchase. Applicable Class A CDSCs are 1.00% for all Funds. During
the year ended October 31, 2025, the Funds did not impose CDSCs.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class R, and Institutional Service Class shares of each Fund.
For the year ended October 31, 2025, the effective rates for administrative services fees were as follows:
Fund Class A Class R
Institutional
Service Class
Destination 2030 0.23% 0.25% 0.25%
Destination 2035 0.24 0.25 0.25
Destination 2040 0.24 0.25 0.25
Destination 2045 0.25 0.25 0.25
Destination 2050 0.23 0.25 0.25
Destination 2055 0.25 0.25 0.25
Destination 2060 0.24 0.25 0.25
Destination 2065 0.25 0.25 0.25
Destination 2070 0.25 0.25 0.25
Destination Retirement 0.19 0.25 0.25

Target Destination Funds - October 31, 2025 - Notes to Financial Statements - 59
For the year ended October 31, 2025, each Fund’s total administrative services fees were as follows:
As of October 31, 2025, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated in the following table.
4. Investments in Affiliated Issuers
Each Fund invests in Class R6 shares of the affiliated Underlying Funds. The Funds’ transactions in the shares of affiliated
Underlying Funds during the year ended October 31, 2025 were as follows:
Fund Amount
Destination 2030 $ 345,983
Destination 2035 337,487
Destination 2040 333,374
Destination 2045 290,021
Destination 2050 302,000
Destination 2055 192,672
Destination 2060 99,889
Destination 2065 20,968
Destination 2070 27
Destination Retirement 289,779
Fund
% of Shares
Outstanding
Owned
Destination 2030 27.47%
Destination 2035 28.16
Destination 2040 28.30
Destination 2045 27.03
Destination 2050 22.98
Destination 2055 33.01
Destination 2060 36.92
Destination 2065 44.62
Destination 2070 100.00
Destination Retirement 24.99
Destination 2030
Security Description
Shares/Principal
at October 31,
2025
Market Value
October 31, 2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Strategic Income
Fund, Class R6 777,873 8,551,374 1,880,709 (2,651,586) (61,256) 222,845 7,942,086 429,145 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 2,463,509 52,169,846 9,590,236 (32,126,262) 1,897,815 4,189,244 35,720,879 499,428 428,504
Nationwide International
Equity Portfolio, Class R6 1,005,544 — 15,171,770 (5,194,984) 319,843 3,439,100 13,735,729 57,642 —
Nationwide International
Index Fund, Class R6 1,477,205 28,109,681 3,100,613 (18,026,826) 2,686,217 (4,504) 15,865,181 654,842 —
Nationwide Large Cap Equity
Portfolio, Class R6 ** 693,650 — 7,882,560 (943,820) 13,040 414,778 7,366,558 — —
Nationwide Mid Cap Market
Index Fund, Class R6 11,281 6,332,756 1,022,608 (6,415,355) 1,137,212 (1,883,982) 193,239 37,691 531,139
Nationwide Small Cap Index
Fund, Class R6 147,991 2,714,038 534,788 (1,445,146) 307,183 (96,710) 2,014,153 32,025 77,392
Nationwide U.S. 130/30
Equity Portfolio, Class R6 984,041 19,666,007 5,204,020 (12,357,147) 1,741,333 (576,037) 13,678,176 97,653 1,631,708
Nationwide Bond Portfolio,
Class R6 7,251,711 75,131,470 17,516,278 (29,628,280) (5,274,254) 6,214,879 63,960,093 3,390,032 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 721,223 6,268,136 1,967,975 (1,761,367) (168,902) 293,346 6,599,188 234,941 —
Total 198,943,308 63,871,557 (110,550,773) 2,598,231 12,212,959 167,075,282 5,433,399 2,668,743

60 - Notes to Financial Statements - October 31, 2025 - Target Destination Funds
Destination 2035
Security Description
Shares/Principal
at October 31,
2025
Market Value
October 31, 2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Strategic Income
Fund, Class R6 557,160 5,912,850 1,217,403 (1,559,192) (33,205) 150,751 5,688,607 305,583 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 2,879,001 58,921,035 8,938,601 (33,171,461) 2,108,256 4,949,088 41,745,519 575,334 491,311
Nationwide International
Equity Portfolio, Class R6 1,121,332 — 16,563,428 (5,486,332) 346,095 3,894,210 15,317,401 63,547 —
Nationwide International
Index Fund, Class R6 1,702,682 32,095,367 3,858,339 (20,794,718) 2,749,862 377,951 18,286,801 756,444 —
Nationwide Large Cap Equity
Portfolio, Class R6 ** 821,529 — 9,385,186 (1,159,895) 9,190 490,161 8,724,642 — —
Nationwide Mid Cap Market
Index Fund, Class R6 119,489 8,672,181 1,467,124 (7,225,148) 783,613 (1,650,927) 2,046,843 62,358 743,068
Nationwide Small Cap Index
Fund, Class R6 324,327 5,290,445 1,123,527 (2,441,585) 381,643 60,064 4,414,094 66,710 160,910
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,160,261 22,883,768 5,762,361 (13,857,182) 1,916,981 (578,306) 16,127,622 114,900 1,933,250
Nationwide Bond Portfolio,
Class R6 5,756,277 58,319,377 13,674,802 (22,030,429) (3,715,365) 4,521,975 50,770,360 2,686,857 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 304,761 2,510,368 872,664 (647,571) (123,908) 177,013 2,788,566 98,833 —
Total 194,605,391 62,863,435 (108,373,513) 4,423,162 12,391,980 165,910,455 4,730,566 3,328,539
Destination 2040
Security Description
Shares/Principal
at October 31,
2025
Market Value
October 31, 2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Strategic Income
Fund, Class R6 409,047 3,776,768 1,191,855 (875,157) (18,799) 101,701 4,176,368 207,386 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 3,397,528 64,902,308 8,969,982 (32,647,958) 1,978,587 6,061,240 49,264,159 651,999 548,176
Nationwide International
Equity Portfolio, Class R6 1,226,414 — 16,610,807 (4,419,284) 251,564 4,309,724 16,752,811 67,024 —
Nationwide International
Index Fund, Class R6 1,961,143 34,881,843 4,005,503 (21,278,356) 2,293,467 1,160,216 21,062,673 830,374 —
Nationwide Large Cap Equity
Portfolio, Class R6 ** 951,095 — 10,622,976 (1,101,391) 10,849 568,200 10,100,634 — —
Nationwide Mid Cap Market
Index Fund, Class R6 251,412 10,613,687 2,122,951 (7,488,270) 494,200 (1,435,874) 4,306,694 85,220 919,387
Nationwide Small Cap Index
Fund, Class R6 377,291 5,442,420 1,244,284 (2,051,548) 192,833 306,935 5,134,924 69,699 167,181
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,319,826 24,694,253 6,207,872 (13,979,502) 1,634,572 (211,609) 18,345,586 126,467 2,105,227
Nationwide Bond Portfolio,
Class R6 4,230,616 37,845,153 13,371,964 (14,579,044) (2,160,926) 2,836,886 37,314,033 1,751,731 1
Nationwide Inflation-
Protected Securities Fund,
Class R6 111,971 735,986 435,356 (164,995) (24,670) 42,855 1,024,532 32,405 —
Total 182,892,418 64,783,550 (98,585,505) 4,651,677 13,740,274 167,482,414 3,822,305 3,739,972
Destination 2045
Security Description
Shares/Principal
at October 31,
2025
Market Value
October 31, 2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Strategic Income
Fund, Class R6 191,472 1,694,118 645,500 (424,042) (9,440) 48,796 1,954,932 94,020 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 3,171,441 61,087,886 7,566,056 (30,347,830) 2,037,094 5,642,690 45,985,896 613,366 517,935

Target Destination Funds - October 31, 2025 - Notes to Financial Statements - 61
Security Description
Shares/Principal
at October 31,
2025
Market Value
October 31, 2024
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Equity Portfolio, Class R6 1,150,585 — 16,231,968 (4,945,943) 317,084 4,113,889 15,716,998 65,044 —
Nationwide International
Index Fund, Class R6 1,904,285 34,253,650 4,747,996 (21,995,175) 2,447,312 998,240 20,452,023 832,015 —
Nationwide Large Cap Equity
Portfolio, Class R6 ** 892,652 — 10,061,158 (1,122,408) 7,615 533,600 9,479,965 — —
Nationwide Mid Cap Market
Index Fund, Class R6 299,523 11,078,365 1,906,734 (6,976,542) 360,363 (1,238,093) 5,130,827 91,762 952,185
Nationwide Small Cap Index
Fund, Class R6 332,380 5,001,281 811,084 (1,738,994) 205,216 245,099 4,523,686 63,540 152,482
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,254,461 24,216,726 5,195,405 (13,353,101) 1,760,841 (382,867) 17,437,004 122,265 2,056,338
Nationwide Bond Portfolio,
Class R6 2,648,756 25,113,826 7,783,359 (9,931,860) (1,370,827) 1,767,528 23,362,026 1,166,886 (1)
Nationwide Inflation-
Protected Securities Fund,
Class R6 10,395 — 98,503 (5,151) 133 1,631 95,116 720 —
Total 162,445,852 55,047,763 (90,841,046) 5,755,391 11,730,513 144,138,473 3,049,618 3,678,939
Destination 2050
Security Description
Shares/Principal
at October 31,
2025
Market Value
October 31, 2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Strategic Income
Fund, Class R6 62,067 431,086 279,268 (88,775) 1,005 11,123 633,707 26,265 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 3,517,315 65,778,660 5,736,632 (28,833,069) 1,966,902 6,351,936 51,001,061 673,331 571,058
Nationwide International
Equity Portfolio, Class R6 1,342,784 — 18,877,893 (5,471,640) 325,827 4,610,356 18,342,436 73,496 —
Nationwide International
Index Fund, Class R6 2,061,379 34,926,280 4,999,789 (21,449,105) 1,951,229 1,711,013 22,139,206 871,006 —
Nationwide Large Cap Equity
Portfolio, Class R6 ** 998,902 — 11,170,230 (1,163,822) 4,937 596,998 10,608,343 — —
Nationwide Mid Cap Market
Index Fund, Class R6 384,245 12,305,967 2,342,876 (7,096,677) 121,213 (1,091,254) 6,582,125 107,750 1,087,087
Nationwide Small Cap Index
Fund, Class R6 365,675 5,250,150 910,332 (1,665,320) 133,098 348,576 4,976,836 68,502 164,214
Nationwide U.S. 130/30
Equity Portfolio, Class R6 1,420,706 26,023,959 5,665,576 (13,479,728) 1,447,295 90,710 19,747,812 135,371 2,262,827
Nationwide Bond Portfolio,
Class R6 2,139,890 21,203,786 6,556,116 (9,165,977) (1,009,170) 1,289,071 18,873,826 1,008,067 —
Total 165,919,888 56,538,712 (88,414,113) 4,942,336 13,918,529 152,905,352 2,963,788 4,085,186
Destination 2055
Security Description
Shares/Principal
at October 31,
2025
Market Value
October 31, 2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Strategic Income
Fund, Class R6 4,133 — 44,260 (2,749) 64 623 42,198 488 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 2,217,970 44,027,839 8,098,400 (25,313,010) 1,447,175 3,900,166 32,160,570 422,738 352,195
Nationwide International
Equity Portfolio, Class R6 886,386 — 12,479,673 (3,671,635) 231,894 3,068,105 12,108,037 48,834 —
Nationwide International
Index Fund, Class R6 1,370,367 25,104,832 5,347,392 (18,190,787) 1,353,540 1,102,769 14,717,746 577,784 —
Nationwide Large Cap Equity
Portfolio, Class R6 ** 636,710 — 7,264,294 (885,763) 2,584 380,749 6,761,864 — —
Nationwide Mid Cap Market
Index Fund, Class R6 264,829 8,583,172 2,565,445 (6,030,666) 200,870 (782,304) 4,536,517 71,292 703,131

62 - Notes to Financial Statements - October 31, 2025 - Target Destination Funds
Security Description
Shares/Principal
at October 31,
2025
Market Value
October 31, 2024
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Small Cap Index
Fund, Class R6 233,000 3,562,718 1,138,785 (1,863,423) 157,398 175,657 3,171,135 43,086 102,319
Nationwide U.S. 130/30
Equity Portfolio, Class R6 912,648 17,581,653 5,495,950 (11,469,174) 1,192,690 (115,318) 12,685,801 87,095 1,420,505
Nationwide Bond Portfolio,
Class R6 1,159,163 11,948,838 4,972,534 (6,884,383) (391,848) 578,673 10,223,814 517,153 (1)
Total 110,809,052 47,406,733 (74,311,590) 4,194,367 8,309,120 96,407,682 1,768,470 2,578,149
Destination 2060
Security Description
Shares/Principal
at October 31,
2025
Market Value
October 31, 2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 1,207,696 21,519,627 4,088,572 (10,953,830) 634,020 2,223,208 17,511,597 229,004 190,346
Nationwide International
Equity Portfolio, Class R6 482,305 — 7,247,815 (2,456,470) 131,558 1,665,377 6,588,280 26,608 —
Nationwide International
Index Fund, Class R6 748,966 12,238,551 2,684,810 (8,246,688) 487,034 880,186 8,043,893 313,058 —
Nationwide Large Cap Equity
Portfolio, Class R6 ** 348,779 — 4,001,253 (505,043) (34) 207,858 3,704,034 — —
Nationwide Mid Cap Market
Index Fund, Class R6 156,635 4,432,451 1,224,830 (2,630,666) (10,402) (333,064) 2,683,149 41,435 403,518
Nationwide Small Cap Index
Fund, Class R6 130,713 1,809,877 510,131 (718,234) 36,497 140,727 1,778,998 24,409 57,792
Nationwide U.S. 130/30
Equity Portfolio, Class R6 505,272 8,701,162 2,844,291 (5,084,663) 386,615 175,878 7,023,283 47,812 775,851
Nationwide Bond Portfolio,
Class R6 568,096 5,266,473 2,646,084 (2,996,502) (88,190) 182,745 5,010,610 252,482 (1)
Total 53,968,141 25,247,786 (33,592,096) 1,577,098 5,142,915 52,343,844 934,808 1,427,506
Destination 2065
Security Description
Shares/Principal
at October 31,
2025
Market Value
October 31, 2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 277,183 3,784,164 2,030,971 (2,393,898) 48,920 548,990 4,019,147 46,233 34,466
Nationwide International
Equity Portfolio, Class R6 111,643 — 1,619,099 (483,362) 19,426 369,874 1,525,037 5,611 —
Nationwide International
Index Fund, Class R6 173,008 2,167,060 997,513 (1,614,134) 30,184 277,486 1,858,109 61,289 —
Nationwide Large Cap Equity
Portfolio, Class R6 ** 79,908 — 867,193 (65,074) (188) 46,688 848,619 — —
Nationwide Mid Cap Market
Index Fund, Class R6 38,172 800,447 495,164 (575,725) (32,675) (33,329) 653,882 8,414 75,404
Nationwide Small Cap Index
Fund, Class R6 31,174 324,120 216,055 (156,048) (1,931) 42,084 424,280 4,780 10,733
Nationwide U.S. 130/30
Equity Portfolio, Class R6 115,220 1,516,833 988,605 (1,034,624) 26,809 103,930 1,601,553 9,897 139,767
Nationwide Bond Portfolio,
Class R6 131,508 849,955 875,645 (597,395) (8,632) 40,327 1,159,900 41,609 (1)
Total 9,442,579 8,090,245 (6,920,260) 81,913 1,396,050 12,090,527 177,833 260,369

Target Destination Funds - October 31, 2025 - Notes to Financial Statements - 63
Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfunds or at the SEC's website at www.sec.gov.
5. Line of Credit and Interfund Lending
The Trust and Nationwide Variable Insurance Trust ("NVIT") (together, the “Trusts”) renewed the credit agreement with JPMorgan,
The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrued interest at the Federal Funds Rate plus the applicable margin. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under
Destination 2070
Security Description
Shares/Principal
at October 31,
2025
Market Value
March 7, 2025
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 23,784 — 384,255 (92,947) 2,641 50,925 344,874 2,489 —
Nationwide International
Equity Portfolio, Class R6 9,712 — 111,950 (1,604) 75 22,250 132,671 397 —
Nationwide International
Index Fund, Class R6 14,871 — 149,961 (7,253) 34 16,977 159,719 2,280 —
Nationwide Large Cap Equity
Portfolio, Class R6 ** 6,894 — 69,123 — — 4,087 73,210 — —
Nationwide Mid Cap Market
Index Fund, Class R6 3,404 — 86,099 (32,039) (444) 4,694 58,310 354 —
Nationwide Small Cap Index
Fund, Class R6 2,731 — 33,622 (2,840) 215 6,174 37,171 128 —
Nationwide U.S. 130/30
Equity Portfolio, Class R6 9,965 — 154,946 (40,049) 4,166 19,445 138,508 674 —
Nationwide Bond Portfolio,
Class R6 11,172 — 113,507 (19,429) 147 4,309 98,534 1 —
Total — 1,103,463 (196,161) 6,834 128,861 1,042,997 6,323 —
Destination Retirement
Security Description
Shares/Principal
at October 31,
2025
Market Value
October 31, 2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Strategic Income
Fund, Class R6 1,138,636 5,722,348 8,871,515 (3,607,561) (17,527) 656,694 11,625,469 569,386 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 1,937,354 16,231,565 27,990,368 (22,633,484) 1,199,218 5,303,970 28,091,637 291,753 133,662
Nationwide International
Equity Portfolio, Class R6 801,479 — 11,717,470 (3,765,683) 276,919 2,719,492 10,948,198 41,945 —
Nationwide International
Index Fund, Class R6 1,180,978 8,459,123 7,253,329 (7,414,804) 1,389,697 2,996,361 12,683,706 328,683 —
Nationwide Large Cap Equity
Portfolio, Class R6 ** 550,612 — 6,113,300 (607,223) 12,286 329,132 5,847,495 — —
Nationwide Mid Cap Market
Index Fund, Class R6 – 1,741,584 1,951,226 (4,025,992) 908,672 (575,490) — 12,415 148,199
Nationwide U.S. 130/30
Equity Portfolio, Class R6 789,163 5,911,435 10,315,118 (8,054,144) 1,181,590 1,615,363 10,969,362 66,006 492,870
Nationwide Bond Portfolio,
Class R6 9,714,387 44,285,998 79,574,140 (35,389,463) (6,267,534) 3,477,754 85,680,895 1,970,898 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,490,286 6,717,539 11,260,455 (4,345,667) (318,528) 322,321 13,636,120 523,716 —
Total 89,069,592 165,046,921 (89,844,021) (1,635,207) 16,845,597 179,482,882 3,804,802 774,731
* Purchases include reinvestment of income and realized gain distributions, as applicable.
** Non-income producing security.

64 - Notes to Financial Statements - October 31, 2025 - Target Destination Funds
the terms of the line of credit. In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each
Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 1, 2026. During the year ended October 31, 2025, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended October 31, 2025, none of the Funds engaged in interfund lending.
6. Investment Transactions
For the year ended October 31, 2025, purchases and sales of securities (excluding short-term securities) were as follows:
7. Portfolio Investment Risks
(a) Risks Associated with Underlying Funds
The Underlying Funds in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfunds or at the SEC's website at www.sec.gov.
Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semi-annual report to shareholders.
Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such affiliated or unaffiliated Underlying Fund’s annual or semi-annual report to shareholders.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
Fund Purchases
*
Sales
Destination 2030 $ 77,250,396 $ 114,852,266
Destination 2035 75,319,719 113,422,152
Destination 2040 76,316,409 102,724,928
Destination 2045 64,234,004 94,829,842
Destination 2050 65,918,596 92,226,834
Destination 2055 53,936,304 77,653,979
Destination 2060 28,832,345 35,074,956
Destination 2065 9,010,822 7,206,334
Destination 2070 1,207,835 200,848
Destination Retirement 54,856,064 95,690,716
* Purchases include reinvestments of income and realized gain distributions, as applicable.

Target Destination Funds - October 31, 2025 - Notes to Financial Statements - 65
9. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax
Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Destination
2070 is now effective as of its commencement of operations date and management has evaluated and determined as the Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes. Management is currently evaluating the amendment and its impact to the other financial statements.
10. Other Matters
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
11. Other
As of October 31, 2025, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
No
12. Mergers
At close of business on February 14, 2025, Nationwide Destination Retirement Fund (“Acquiring Fund”) acquired all of the net assets of Nationwide Destination 2025 Fund (“Target Fund”), each a series of the Trust, pursuant to a plan of reorganization approved by the Board of Trustees at a meeting held on September 11, 2024. The reorganization of the Target Fund was not required to be approved by the shareholders of the Target Fund. The purpose of the reorganization was to combine funds managed by NFA that had comparable objectives and investment strategies. The reorganization was accomplished by a tax free exchange of 19,936,115 shares of the Acquiring Fund, valued at $142,010,527, for the assets of the Target Fund. The investment portfolio of the Target Fund, with a fair value of $142,421,038 and identified cost of $140,119,979 at February 14, 2025, was the principal asset acquired by the Acquiring Fund. The net assets of the Acquiring Fund immediately before the acquisition were $93,306,965.
The net assets of the Acquiring Fund immediately following the acquisition were 235,317,492. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at the then current fair values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shareholders of Class A, Class R, Class R6 and Institutional
Service Class shares of the Target Fund received a number of shares proportional to their ownership of the corresponding class of the Acquiring Fund.
Fund % of Shares
Number of
Accounts
Destination 2030 65.21% 2(a)
Destination 2035 64.89 2(a)
Destination 2040 65.68 2(a)
Destination 2045 77.62 3(a)
Destination 2050 67.96 2
Destination 2055 75.50 2(a)
Destination 2060 83.59 4(a)
Destination 2065 88.60 3(a)
Destination 2070 100.00 1(a)
Destination Retirement 57.10 1
(a) All or a portion of the accounts are the accounts of affiliated funds.

66 - Notes to Financial Statements - October 31, 2025 - Target Destination Funds
The following are summaries of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/
(Depreciation) immediately before and after each of the reorganizations.
The following pro forma information for the year ended October 31, 2025 is provided as though the reorganizations had been completed on November 1, 2024, the beginning of the annual reporting period for the Fund:
Net investment income (loss) $7,394,890;
Net gains (losses) on investments $260,180;
Net change in unrealized appreciation/depreciation $16,258,858; and
Net increase (decrease) in net assets resulting from operations $23,913,928.
Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statement of Operations since February 14, 2025.
13. Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2025 was as follows:
Fund/Class
Shares
Outstanding Net Assets
Net Asset Value
Per Share
Net Unrealized
Appreciation/
(Depreciation)
Target Fund
Nationwide Destination 2025 Fund $2,301,059
Class A 3,649,756 $28,794,746 $7.89
Class R 3,291,291 25,799,345 7.84
Class R6 5,567,062 44,418,609 7.98
Institutional Service Class 5,437,743 42,997,827 7.91
Acquiring Fund
Nationwide Destination Retirement Fund $755,485
Class A
2,456,346 $17,498,389 $7.12
Class R
3,750,089 26,520,405 7.07
Class R6
4,335,862 30,992,222 7.15
Institutional Service Class
2,566,529 18,295,949 7.13
After Reorganization
Nationwide Destination Retirement Fund $3,056,544
Class A
6,498,424 $46,293,135 $7.12
Class R
7,398,218 52,319,750 7.07
Class R6
10,550,097 75,410,831 7.15
Institutional Service Class
8,598,202 61,293,776 7.13
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Destination 2030 $ 6,918,461 $ 16,795,474 $ 23,713,935 $ – $ 23,713,935
Destination 2035 6,301,689 18,376,810 24,678,499 – 24,678,499
Destination 2040 5,403,059 18,684,012 24,087,071 – 24,087,071
Destination 2045 4,577,735 17,916,534 22,494,269 – 22,494,269
Destination 2050 4,525,004 17,858,374 22,383,378 – 22,383,378
Destination 2055 2,683,170 11,656,277 14,339,447 – 14,339,447
Destination 2060 1,465,236 5,149,415 6,614,651 – 6,614,651
Destination 2065 295,603 639,871 935,474 – 935,474
Destination 2070 7,417 – 7,417 – 7,417
Destination Retirement 4,373,748 5,524,336 9,898,084 – 9,898,084
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

Target Destination Funds - October 31, 2025 - Notes to Financial Statements - 67
The tax character of distributions paid during the year ended October 31, 2024 was as follows:
As of October 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of October 31, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
As of October 31, 2025, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of October 31, 2025.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Destination 2030 $ 7,102,540 $ 6,957,894 $ 14,060,434 $ – $ 14,060,434
Destination 2035 6,226,259 6,582,960 12,809,219 – 12,809,219
Destination 2040 5,196,364 5,892,238 11,088,602 – 11,088,602
Destination 2045 4,267,351 5,167,955 9,435,306 – 9,435,306
Destination 2050 4,389,232 3,294,539 7,683,771 – 7,683,771
Destination 2055 2,853,024 1,786,177 4,639,201 – 4,639,201
Destination 2060 1,050,878 904,032 1,954,910 – 1,954,910
Destination 2065 160,826 10,542 171,368 – 171,368
Destination 2070 – – – – –
Destination Retirement 3,426,111 2,120,460 5,546,571 – 5,546,571
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)*
Total
Accumulated
Earnings
(Deficit)
Destination 2030 $ 1,242,958 $ 4,796,671 $ 6,039,629 $ – $ – 19,294,344 25,333,973
Destination 2035 1,342,112 6,101,157 7,443,269 – – 25,907,443 33,350,712
Destination 2040 1,143,816 6,630,696 7,774,512 – – 30,633,309 38,407,821
Destination 2045 1,234,031 6,795,706 8,029,737 – – 29,715,231 37,744,968
Destination 2050 1,238,843 6,071,215 7,310,058 – – 32,847,602 40,157,660
Destination 2055 1,211,945 4,326,662 5,538,607 – – 21,055,474 26,594,081
Destination 2060 378,287 2,110,016 2,488,303 – – 11,495,837 13,984,140
Destination 2065 46,161 248,071 294,232 – – 2,421,788 2,716,020
Destination 2070 7,249 – 7,249 – – 147,600 154,849
Destination Retirement 63,523 – 63,523 – (46,888) 9,848,223 9,864,858
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Destination 2030 $ 176,263,961 $ 20,524,055 $ (1,229,712) $ 19,294,343
Destination 2035 165,227,507 26,058,416 (150,974) 25,907,442
Destination 2040 161,654,916 30,719,948 (86,639) 30,633,309
Destination 2045 134,266,029 29,857,397 (142,168) 29,715,229
Destination 2050 140,757,441 32,963,427 (115,825) 32,847,602
Destination 2055 87,110,065 21,087,536 (32,062) 21,055,474
Destination 2060 47,724,213 11,506,716 (10,881) 11,495,835
Destination 2065 11,316,696 2,423,367 (1,579) 2,421,788
Destination 2070 1,014,108 147,600 – 147,600
Destination Retirement 214,639,142 14,183,755 (4,335,532) 9,848,223
Fund Amount
Destination Retirement $ (46,888)

68 - Notes to Financial Statements - October 31, 2025 - Target Destination Funds
14. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Target Destination Funds - October 31, 2025 - Report of Independent Registered Public Accounting Firm - 69
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide Destination 2030 Fund,
Nationwide Destination 2035 Fund, Nationwide Destination 2040 Fund, Nationwide Destination 2045 Fund, Nationwide
Destination 2050 Fund, Nationwide Destination 2055 Fund, Nationwide Destination 2060 Fund, Nationwide Destination
2065 Fund, Nationwide Destination 2070 Fund and Nationwide Destination Retirement Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of each of the funds listed in the table below (ten of the funds constituting Nationwide Mutual Funds, hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2025, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures.
We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.
Nationwide Destination 2030 Fund (1) Nationwide Destination 2055 Fund (1)
Nationwide Destination 2035 Fund (1) Nationwide Destination 2060 Fund (1)
Nationwide Destination 2040 Fund (1) Nationwide Destination 2065 Fund (1)
Nationwide Destination 2045 Fund (1) Nationwide Destination 2070 Fund (2)
Nationwide Destination 2050 Fund (1) Nationwide Destination Retirement Fund (1)
(1) Statement of operations for the year ended October 31, 2025 and statement of changes in net assets for the years ended
October 31, 2025 and 2024.
(2) Statement of operations and statement of changes in net assets for the period from March 10, 2025 (commencement of operations) through October 31, 2025.

70 - Supplemental Information - October 31, 2025 (Unaudited) - Target Destination Funds
Other Federal Tax Information
For the year ended October 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2025 Form 1099-DIV.
For the taxable year ended October 31, 2025, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of October 31, 2025, the foreign source income for each Fund was as follows:
Fund
Dividends Received
Deduction
Destination 2030 9 .56%
Destination 2035 12 .16
Destination 2040 15 .89
Destination 2045 17 .17
Destination 2050 18 .72
Destination 2055 17 .01
Destination 2060 20 .03
Destination 2065 21 .32
Destination 2070 12 .69
Destination Retirement 7 .47
Fund Amount
Destination 2030 $ 16,795,474
Destination 2035 18,376,810
Destination 2040 18,684,012
Destination 2045 17,916,534
Destination 2050 17,858,374
Destination 2055 11,656,277
Destination 2060 5,149,415
Destination 2065 639,871
Destination 2070 –
Destination Retirement 5,524,336
Fund Amount Per Share
Destination 2030 $ 557,735 $ 0.0257
Destination 2035 652,686 0.0349
Destination 2040 706,357 0.0383
Destination 2045 711,548 0.0477
Destination 2050 741,114 0.0428
Destination 2055 493,922 0.0710
Destination 2060 264,084 0.0612
Destination 2065 50,262 0.0546
Destination 2070 2,379 0.0236
Destination Retirement 256,594 0.0093

Target Destination Funds - October 31, 2025 (Unaudited) - Supplemental Information - 71
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
October 31, 2025, the foreign tax credit for each Fund was as follows:
Fund Amount Per Share
Destination 2030 $ 63,480 $ 0.0029
Destination 2035 73,302 0.0039
Destination 2040 79,260 0.0043
Destination 2045 79,001 0.0053
Destination 2050 85,220 0.0049
Destination 2055 56,090 0.0081
Destination 2060 30,188 0.0070
Destination 2065 6,076 0.0066
Destination 2070 359 0.0036
Destination Retirement 37,486 0.0014

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-TD (12-25)
Call 800-848-0920 to request a paper copy of a summary prospectus, statutory prospectus, Statement of Additional Information
(SAI), or shareholder report. You may also download these documents at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds are distributed by Nationwide Fund Distributors, LLC (NFD), Member FINRA, Columbus, OH. Nationwide
Life Insurance Company, Nationwide Life and Annuity Company, Nationwide Investment Services Corporation and Nationwide
Fund Distributors are separate but affiliated companies. NFD is not affiliated with any subadviser contracted by Nationwide Fund
Advisors, except for Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company .
© 2025 Nationwide

Annual Financial Statements
October 31, 2025
Nationwide Mutual Funds
Investor Destinations Funds
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Investor Destinations Conservative Fund
IMPORTANT INFORMATION
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by:
- Calling 1-800-848-0920
- Logging into your account at https://www.nationwide.com/personal/investing/mutual-funds/
and choosing ‘Log in’, or by contacting your financial intermediary (such as a broker-dealer or bank).
You can access the full report and other details online at
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/

Nationwide Funds
®
Important Disclosure Information
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or rollover any asset, adopt an investment strategy, retain a specific investment manager, or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://ww w .sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund.
The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted for proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available:
- By calling 800-848-0920
- On the Fund’s website at https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/
- On the SEC’s website at http://www.sec.gov
Funds are required to disclose proxy votes using the issuer’s proxy card language and order, categorize votes by topic, and report shares voted versus shares loaned but not recalled.

Statements of Investments 2
Statements of Assets and Liabilities 10
Statements of Operations 14
Statements of Changes in Net Assets 16
Financial Highlights 28
Notes to Financial Statements 33
Report of Independent Registered Public Accounting Firm 49
Supplemental Information 50

2 - Statement of Investments - October 31, 2025 - Nationwide Investor Destinations Aggressive Fund
Investment Companies 84 .6%
Shares Value ($)
Equity Funds 77.1%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 8,795,712 127,537,817
Nationwide GQG US Quality
Equity Fund, Class R6(a) 917,436 12,651,439
Nationwide International Equity
Portfolio, Class R6(a) 5,966,721 81,505,406
Nationwide International Index
Fund, Class R6(a) 6,478,338 69,577,347
Nationwide Large Cap Equity
Portfolio, Class R6*(a) 6,981,996 74,148,802
Nationwide Mid Cap Market
Index Fund, Class R6(a) 4,626,149 79,245,934
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 5,543,500 77,054,649
Total Equity Funds
(cost $400,445,796) 521,721,394
Fixed Income Funds 7.5%
Nationwide Bond Portfolio, Class
R6(a) 5,045,016 44,497,044
Nationwide Loomis Core Bond
Fund, Class R6(a) 684,729 6,573,394
Total Fixed Income Funds
(cost $50,499,089) 51,070,438
Total Investment Companies
(cost $450,944,885) 572,791,832
Exchange Traded Funds 15 .5%
Equity Funds 15.5%
iShares Core MSCI Emerging
Markets ETF(b) 837,613 57,183,839
iShares Core S&P 500 ETF 30,203 20,696,002
iShares Core S&P Small-Cap
ETF(b) 114,865 13,531,098
JPMorgan Equity Premium
Income ETF(b) 235,172 13,376,583
Total Exchange Traded Funds
(cost $86,633,553) 104,787,522
Repurchase Agreements 3 .2%
Principal
Amount ($) Value ($)
CF Secured, LLC, 4.13%,
dated 10/31/2025, due
11/3/2025, repurchase price
$16,001,785, collateralized
by U.S. Government
Treasury Securities, ranging
from 0.00% - 4.88%,
maturing 11/30/2025 -
2/15/2055; total market
value $16,321,821.(c)(d) 15,996,280 15,996,280
Deutsche Bank Securities,
Inc., 4.14%, dated
10/31/2025, due 11/3/2025,
repurchase price
$5,886,519, collateralized by
U.S. Government Treasury
Securities, ranging from
3.63% - 5.38%, maturing
2/15/2031 - 2/15/2044; total
market value $6,002,180.
(c)(d) 5,884,489 5,884,489
Total Repurchase Agreements
(cost $21,880,769) 21,880,769
Total Investments
(cost $559,459,207) — 103.3% 699,460,123
Liabilities in excess of other assets — (3.3)% (22,414,660)
NET ASSETS — 100.0% $ 677,045,463
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
October 31, 2025. The total value of securities on loan as of
October 31, 2025 was $32,663,008, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $21,880,769 and by $11,511,948 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.13% - 4.88%, and maturity
dates ranging from 5/31/2026 - 2/15/2053, a total value of
$33,392,717.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2025 was $21,880,769.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Investor Destinations Moderately Aggressive Fund - October 31, 2025 - Statement of Investments - 3
Investment Companies 86 .0%
Shares Value ($)
Alternative Assets 0.7%
Nationwide Strategic Income
Fund, Class R6(a) 676,592 6,908,001
Total Alternative Assets
(cost $6,226,036) 6,908,001
Equity Funds 64.3%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 9,955,872 144,360,143
Nationwide GQG US Quality
Equity Fund, Class R6(a) 933,631 12,874,765
Nationwide International Equity
Portfolio, Class R6(a) 7,429,541 101,487,527
Nationwide International Index
Fund, Class R6(a) 7,612,065 81,753,576
Nationwide Large Cap Equity
Portfolio, Class R6*(a) 8,059,228 85,589,005
Nationwide Mid Cap Market
Index Fund, Class R6(a) 4,154,298 71,163,129
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 6,755,354 93,899,425
Total Equity Funds
(cost $453,318,684) 591,127,570
Fixed Income Funds 21.0%
Nationwide Bond Portfolio, Class
R6(a) 19,828,539 174,887,713
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,914,701 18,381,125
Total Fixed Income Funds
(cost $191,542,564) 193,268,838
Total Investment Companies
(cost $651,087,284) 791,304,409
Exchange Traded Funds 14 .1%
Equity Funds 14.1%
iShares Core MSCI Emerging
Markets ETF 940,093 64,180,149
iShares Core S&P 500 ETF 41,256 28,269,849
iShares Core S&P Small-Cap
ETF(b) 154,839 18,240,034
JPMorgan Equity Premium
Income ETF(b) 323,517 18,401,647
Total Exchange Traded Funds
(cost $106,941,544) 129,091,679
Repurchase Agreements 4 .1%
Principal
Amount ($) Value ($)
CF Secured, LLC, 4.13%,
dated 10/31/2025, due
11/3/2025, repurchase price
$9,463,670, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
11/30/2025 - 2/15/2055; total
market value $9,652,943.
(c)(d) 9,460,414 9,460,414
Deutsche Bank Securities,
Inc., 4.14%, dated
10/31/2025, due 11/3/2025,
repurchase price
$28,470,242, collateralized
by U.S. Government
Treasury Securities, ranging
from 3.63% - 5.38%,
maturing 2/15/2031 -
2/15/2044; total market
value $29,029,639.(c)(d) 28,460,423 28,460,423
Total Repurchase Agreements
(cost $37,920,837) 37,920,837
Total Investments
(cost $795,949,665) — 104.2% 958,316,925
Liabilities in excess of other assets — (4.2)% (38,392,441)
NET ASSETS — 100.0% $ 919,924,484
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
October 31, 2025. The total value of securities on loan as of
October 31, 2025 was $36,641,506, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $37,920,837 and by $6,521 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.13% - 6.13%, and maturity dates ranging from
1/31/2026 - 8/15/2054, a total value of $37,927,358.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2025 was $37,920,837.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

4 - Statement of Investments - October 31, 2025 - Nationwide Investor Destinations Moderate Fund
Investment Companies 77 .4%
Shares Value ($)
Alternative Assets 0.8%
Nationwide Strategic Income
Fund, Class R6(a) 487,035 4,972,623
Total Alternative Assets
(cost $4,496,617) 4,972,623
Equity Funds 45.7%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 4,798,794 69,582,509
Nationwide GQG US Quality
Equity Fund, Class R6(a) 421,383 5,810,869
Nationwide International Equity
Portfolio, Class R6(a) 4,477,295 61,159,855
Nationwide International Index
Fund, Class R6(a) 4,480,635 48,122,020
Nationwide Large Cap Equity
Portfolio, Class R6*(a) 3,799,776 40,353,625
Nationwide Mid Cap Market
Index Fund, Class R6(a) 1,788,790 30,641,979
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 3,016,841 41,934,092
Total Equity Funds
(cost $225,252,329) 297,604,949
Fixed Income Funds 30.9%
Nationwide Bond Portfolio, Class
R6(a) 15,567,844 137,308,385
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 717,665 6,566,631
Nationwide Loomis Core Bond
Fund, Class R6(a) 3,380,225 32,450,155
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 2,426,384 24,385,156
Total Fixed Income Funds
(cost $201,945,604) 200,710,327
Total Investment Companies
(cost $431,694,550) 503,287,899
Exchange Traded Funds 19 .2%
Equity Funds 12.9%
iShares Core MSCI Emerging
Markets ETF(b) 515,557 35,197,076
iShares Core S&P 500 ETF 29,047 19,903,876
iShares Core S&P Small-Cap
ETF(b) 137,232 16,165,930
JPMorgan Equity Premium
Income ETF(b) 228,880 13,018,694
Total Equity Funds
(cost $71,758,105) 84,285,576
Fixed Income Funds 6.3%
iShares 20+ Year Treasury Bond
ETF 54,234 4,896,788
iShares 7-10 Year Treasury
Bond ETF 200,655 19,433,437
iShares J.P. Morgan USD
Emerging Markets Bond
ETF(b) 68,869 6,657,566
Exchange Traded Funds
Shares Value ($)
iShares U.S. Treasury Bond ETF 422,286 9,797,035
Total Fixed Income Funds
(cost $41,516,891) 40,784,826
Total Exchange Traded Funds
(cost $113,274,996) 125,070,402
Short-Term Investment 3 .5%
Money Market Fund 3.5%
Fidelity Investments Money
Market Government Portfolio –
Institutional Class, 4.05% (c) 22,872,227 22,872,227
Total Short-Term Investment
(cost $22,872,227)
22,872,227
Repurchase Agreements 11 .1%
Principal
Amount ($)
CF Secured, LLC, 4.13%,
dated 10/31/2025, due
11/3/2025, repurchase price
$10,819,037, collateralized
by U.S. Government
Treasury Securities, ranging
from 0.00% - 4.88%,
maturing 11/30/2025 -
2/15/2055; total market
value $11,035,418.(d)(e) 10,815,315 10,815,315
Deutsche Bank Securities,
Inc., 4.14%, dated
10/31/2025, due 11/3/2025,
repurchase price
$60,122,889, collateralized
by U.S. Government
Treasury Securities, ranging
from 3.63% - 5.38%,
maturing 2/15/2031 -
2/15/2044; total market
value $61,304,213.(d)(e) 60,102,154 60,102,154
Marex Capital Markets, Inc.,
4.24%, dated 10/31/2025,
due 11/3/2025, repurchase
price $1,000,353,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.75%, maturing
11/4/2025 - 2/15/2055; total
market value $1,020,360.
(d)(e) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $71,917,469) 71,917,469
Total Investments
(cost $639,759,242) — 111.2% 723,147,997
Liabilities in excess of other assets
— (11.2)% (72,830,068)
NET ASSETS — 100.0% $ 650,317,929

Nationwide Investor Destinations Moderate Fund - October 31, 2025 - Statement of Investments - 5
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
October 31, 2025. The total value of securities on loan as of
October 31, 2025 was $70,049,407, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $71,917,469.
(c) Represents 7-day effective yield as of October 31, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2025 was $71,917,469.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

6 - Statement of Investments - October 31, 2025 - Nationwide Investor Destinations Moderately Conservative Fund
Investment Companies 71 .4%
Shares Value ($)
Alternative Assets 0.7%
Nationwide Strategic Income
Fund, Class R6(a) 162,090 1,654,938
Total Alternative Assets
(cost $1,506,571) 1,654,938
Equity Funds 30.0%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 1,012,203 14,676,943
Nationwide International Equity
Portfolio, Class R6(a) 1,162,345 15,877,635
Nationwide International Index
Fund, Class R6(a) 913,335 9,809,223
Nationwide Large Cap Equity
Portfolio, Class R6*(a) 830,412 8,818,980
Nationwide Mid Cap Market
Index Fund, Class R6(a) 389,563 6,673,222
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 722,733 10,045,985
Total Equity Funds
(cost $48,637,884) 65,901,988
Fixed Income Funds 40.7%
Nationwide Bond Portfolio, Class
R6(a) 6,040,979 53,281,436
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 719,960 6,587,630
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,375,793 13,207,611
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 1,638,347 16,465,391
Total Fixed Income Funds
(cost $89,281,527) 89,542,068
Total Investment Companies
(cost $139,425,982) 157,098,994
Exchange Traded Funds 24 .4%
Equity Funds 10.1%
iShares Core MSCI Emerging
Markets ETF(b) 121,792 8,314,740
iShares Core S&P 500 ETF 9,763 6,689,900
iShares Core S&P Small-Cap
ETF(b) 23,187 2,731,429
JPMorgan Equity Premium
Income ETF(b) 77,637 4,415,992
Total Equity Funds
(cost $18,495,721) 22,152,061
Fixed Income Funds 14.3%
iShares 20+ Year Treasury Bond
ETF 36,447 3,290,800
iShares 7-10 Year Treasury
Bond ETF 56,963 5,516,866
iShares Core International
Aggregate Bond ETF 171,262 8,866,234
iShares J.P. Morgan USD
Emerging Markets Bond
ETF(b) 46,209 4,467,024
Exchange Traded Funds
Shares Value ($)
iShares U.S. Treasury Bond ETF 403,324 9,357,117
Total Fixed Income Funds
(cost $31,646,371) 31,498,041
Total Exchange Traded Funds
(cost $50,142,092) 53,650,102
Short-Term Investment 4 .2%
Money Market Fund 4.2%
Fidelity Investments Money
Market Government Portfolio –
Institutional Class, 4.05% (c) 9,324,210 9,324,210
Total Short-Term Investment
(cost $9,324,210)
9,324,210
Repurchase Agreements 7 .4%
Principal
Amount ($)
CF Secured, LLC, 4.13%,
dated 10/31/2025, due
11/3/2025, repurchase price
$5,442,769, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
11/30/2025 - 2/15/2055; total
market value $5,551,624.
(d)(e) 5,440,896 5,440,896
Deutsche Bank Securities,
Inc., 4.14%, dated
10/31/2025, due 11/3/2025,
repurchase price
$8,750,542, collateralized by
U.S. Government Treasury
Securities, ranging from
3.63% - 5.38%, maturing
2/15/2031 - 2/15/2044; total
market value $8,922,477.
(d)(e) 8,747,524 8,747,524
Santander US Capital
Markets, 4.16%, dated
10/31/2025, due 11/3/2025,
repurchase price
$2,000,693, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
11/4/2025 - 10/31/2032; total
market value $2,040,707.
(d)(e) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $16,188,420) 16,188,420
Total Investments
(cost $215,080,704) — 107.4% 236,261,726
Liabilities in excess of other assets — (7.4)% (16,337,807)
NET ASSETS — 100.0% $ 219,923,919

Nationwide Investor Destinations Moderately Conservative Fund - October 31, 2025 - Statement of Investments - 7
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
October 31, 2025. The total value of securities on loan as of
October 31, 2025 was $15,847,625, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $16,188,420.
(c) Represents 7-day effective yield as of October 31, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2025 was $16,188,420.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

8 - Statement of Investments - October 31, 2025 - Nationwide Investor Destinations Conservative Fund
Investment Companies 70 .5%
Shares Value ($)
Alternative Assets 1.5%
Nationwide Strategic Income
Fund, Class R6(a) 377,306 3,852,292
Total Alternative Assets
(cost $3,473,221) 3,852,292
Equity Funds 12.9%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 432,790 6,275,448
Nationwide International Equity
Portfolio, Class R6(a) 520,841 7,114,682
Nationwide International Index
Fund, Class R6(a) 475,542 5,107,316
Nationwide Large Cap Equity
Portfolio, Class R6*(a) 383,530 4,073,093
Nationwide Mid Cap Market
Index Fund, Class R6(a) 273,824 4,690,611
Nationwide U.S. 130/30 Equity
Portfolio, Class R6(a) 393,940 5,475,769
Total Equity Funds
(cost $23,127,389) 32,736,919
Fixed Income Funds 56.1%
Nationwide Bond Portfolio, Class
R6(a) 8,391,292 74,011,197
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,386,748 12,688,742
Nationwide Loomis Core Bond
Fund, Class R6(a) 2,514,988 24,143,886
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 3,178,658 31,945,511
Total Fixed Income Funds
(cost $143,720,250) 142,789,336
Total Investment Companies
(cost $170,320,860) 179,378,547
Exchange Traded Funds 21 .5%
Equity Funds 8.0%
iShares Core MSCI Emerging
Markets ETF(b) 64,913 4,431,610
iShares Core S&P 500 ETF 11,234 7,697,874
iShares Core S&P Small-Cap
ETF(b) 5,427 639,301
JPMorgan Equity Premium
Income ETF(b) 133,320 7,583,242
Total Equity Funds
(cost $17,233,944) 20,352,027
Fixed Income Funds 13.5%
iShares Core International
Aggregate Bond ETF(b) 345,351 17,878,821
iShares J.P. Morgan USD
Emerging Markets Bond
ETF(b) 92,900 8,980,643
iShares U.S. Treasury Bond ETF 330,780 7,674,096
Total Fixed Income Funds
(cost $34,166,907) 34,533,560
Total Exchange Traded Funds
(cost $51,400,851) 54,885,587
Short-Term Investment 8 .0%
Shares Value ($)
Money Market Fund 8.0%
Fidelity Investments Money
Market Government Portfolio –
Institutional Class, 4.05% (c) 20,347,428 20,347,428
Total Short-Term Investment
(cost $20,347,428)
20,347,428
Repurchase Agreements 8 .5%
Principal
Amount ($)
CF Secured, LLC, 4.13%,
dated 10/31/2025, due
11/3/2025, repurchase price
$6,680,235, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
11/30/2025 - 2/15/2055; total
market value $6,813,840.
(d)(e) 6,677,937 6,677,937
Deutsche Bank Securities,
Inc., 4.14%, dated
10/31/2025, due 11/3/2025,
repurchase price
$14,902,179, collateralized
by U.S. Government
Treasury Securities, ranging
from 3.63% - 5.38%,
maturing 2/15/2031 -
2/15/2044; total market
value $15,194,984.(d)(e) 14,897,039 14,897,039
Total Repurchase Agreements
(cost $21,574,976) 21,574,976
Total Investments
(cost $263,644,115) — 108.5% 276,186,538
Liabilities in excess of other assets — (8.5)% (21,675,468)
NET ASSETS — 100.0% $ 254,511,070

Nationwide Investor Destinations Conservative Fund - October 31, 2025 - Statement of Investments - 9
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
October 31, 2025. The total value of securities on loan as of
October 31, 2025 was $20,917,587, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $21,574,976.
(c) Represents 7-day effective yield as of October 31, 2025.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2025 was $21,574,976.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

10 - Statements of Assets and Liabilities - October 31, 2025 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor
Destinations
Aggressive Fund
Assets:
Investment securities of affiliated issuers, at value $ 572,791,832
Investment securities of unaffiliated issuers, at value
*
104,787,522
Repurchase agreements, at value 21,880,769
Cash 5,547
Interest and dividends receivable 29
Security lending income receivable 3,007
Receivable for investments sold 996,858
Receivable for capital shares issued 110,163
Prepaid expenses 30,306
Total Assets 700,606,033
Liabilities:
Payable for capital shares redeemed 1,299,427
Cash overdraft (Note 2) —
Payable upon return of securities loaned (Note 2) 21,880,769
Accrued expenses and other payables:
Investment advisory fees 74,083
Fund administration fees 28,901
Distribution fees 90,918
Administrative servicing fees 141,913
Accounting and transfer agent fees 6,933
Trustee fees 2,149
Custodian fees 2,067
Compliance program costs (Note 3) 48
Professional fees 10,594
Printing fees 14,254
Other 8,514
Total Liabilities 23,560,570
Net Assets $ 677,045,463
* Includes value of securities on loan (Note 2) 32,663,008
Cost of investment securities of affiliated issuers 450,944,885
Cost of investment securities of unaffiliated issuers 86,633,553
Cost of repurchase agreements 21,880,769
Represented by:
Capital $ 510,200,029
Total distributable earnings (loss) 166,845,434
Net Assets $ 677,045,463

Investor Destinations Funds - October 31, 2025 - Statements of Assets and Liabilities - 11
Nationwide Investor
Destinations
Moderately
Aggressive Fund
Nationwide Investor
Destinations
Moderate Fund
Nationwide Investor
Destinations
Moderately
Conservative Fund
Nationwide Investor
Destinations
Conservative Fund
$ 791,304,409 $ 503,287,899 $ 157,098,994 $ 179,378,547
129,091,679 147,942,629 62,974,312 75,233,015
37,920,837 71,917,469 16,188,420 21,574,976
4,706 — — —
15 78,082 32,045 70,601
3,155 3,929 2,441 2,629
1,267,692 1,505,733 97,306 70,581
89,478 69,535 29,480 155,914
34,174 31,418 28,343 26,027
959,716,145 724,836,694 236,451,341 276,512,290
1,363,979 2,194,074 190,625 228,759
— 10 — —
37,920,837 71,917,469 16,188,420 21,574,976
101,188 71,910 24,291 28,270
33,471 28,564 20,562 21,242
120,446 89,171 28,127 35,324
185,523 152,856 48,306 60,247
10,072 8,813 4,512 5,926
2,946 2,106 708 830
2,504 8,236 1,175 4,377
6 46 4 6
12,639 11,357 8,756 8,997
25,052 24,366 8,316 27,370
12,998 9,787 3,620 4,896
39,791,661 74,518,765 16,527,422 22,001,220
$ 919,924,484 $ 650,317,929 $ 219,923,919 $ 254,511,070
36,641,506 70,049,407 15,847,625 20,917,587
651,087,284 431,694,550 139,425,982 170,320,860
106,941,544 136,147,223 59,466,302 71,748,279
37,920,837 71,917,469 16,188,420 21,574,976
$ 734,109,616 $ 559,286,213 $ 202,866,517 $ 257,510,893
185,814,868 91,031,716 17,057,402 (2,999,823)
$ 919,924,484 $ 650,317,929 $ 219,923,919 $ 254,511,070

12 - Statements of Assets and Liabilities - October 31, 2025 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor
Destinations
Aggressive Fund
Net Assets:
Class A Shares $ 79,605,688
Class R Shares 36,054,161
Class R6 Shares 278,702,640
Institutional Service Class Shares 3,122,914
Service Class Shares 279,560,060
Total $ 677,045,463
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 7,690,395
Class R Shares 3,665,000
Class R6 Shares 26,182,131
Institutional Service Class Shares 300,615
Service Class Shares 26,860,212
Total 64,698,353
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 10 .35 (a)
Class R Shares $ 9 .84
Class R6 Shares $ 10 .64
Institutional Service Class Shares $ 10 .39
Service Class Shares $ 10 .41
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 10 .98
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Investor Destinations Funds - October 31, 2025 - Statements of Assets and Liabilities - 13
Nationwide Investor
Destinations
Moderately
Aggressive Fund
Nationwide Investor
Destinations
Moderate Fund
Nationwide Investor
Destinations
Moderately
Conservative Fund
Nationwide Investor
Destinations
Conservative Fund
$ 135,535,603 $ 121,948,686 $ 50,486,465 $ 80,198,774
71,802,959 52,265,120 14,660,862 15,736,043
404,719,879 278,722,468 100,285,099 70,416,006
18,003,879 5,235,381 2,321,830 33,487,289
289,862,164 192,146,274 52,169,663 54,672,958
$ 919,924,484 $ 650,317,929 $ 219,923,919 $ 254,511,070
13,157,952 12,363,602 4,968,909 7,857,551
7,419,184 5,577,492 1,437,711 1,545,957
39,331,745 28,528,013 9,701,130 6,853,587
1,756,430 536,730 226,078 3,268,703
28,285,660 19,630,829 5,079,591 5,332,383
89,950,971 66,636,666 21,413,419 24,858,181
$ 10 .30 (a) $ 9 .86 (a) $ 10 .16 (a) $ 10 .21 (a)
$ 9 .68 $ 9 .37 $ 10 .20 $ 10 .18
$ 10 .29 $ 9 .77 $ 10 .34 $ 10 .27
$ 10 .25 $ 9 .75 $ 10 .27 $ 10 .24
$ 10 .25 $ 9 .79 $ 10 .27 $ 10 .25
$ 10 .93 $ 10 .46 $ 10 .78 $ 10 .83
5 .75% 5 .75% 5 .75% 5 .75%

14 - Statements of Operations - For the Year Ended October 31, 2025 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor
Destinations
Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 9,156,171
Dividend income from unaffiliated issuers 2,447,463
Income from securities lending (net of fees) (Note 2) 10,630
Interest income (unaffiliated) 1,067
Total Income 11,615,331
EXPENSES:
Investment advisory fees 847,192
Fund administration fees 192,164
Distribution fees Class A 199,504
Distribution fees Class R 185,387
Distribution fees Service Class 660,047
Administrative servicing fees Class A 71,823
Administrative servicing fees Class R 51,908
Administrative servicing fees Institutional Service Class 4,261
Administrative servicing fees Service Class 396,030
Registration and filing fees 71,419
Professional fees 41,428
Printing fees 5,966
Trustee fees 25,066
Custodian fees 5,988
Accounting and transfer agent fees 25,268
Compliance program costs (Note 3) 2,827
Other 14,396
Total Expenses 2,800,674
NET INVESTMENT INCOME 8,814,657
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated issuers 20,373,724
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 27,571,402
Transactions in investment securities of unaffiliated issuers 385,281
Net realized gains (losses) 48,330,407
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 28,280,485
Investment securities of unaffiliated issuers 14,667,023
Net change in unrealized appreciation/depreciation 42,947,508
Net realized/unrealized gains (losses) 91,277,915
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 100,092,572

Investor Destinations Funds - For the Year Ended October 31, 2025 - Statements of Operations - 15
Nationwide Investor
Destinations
Moderately
Aggressive Fund
Nationwide Investor
Destinations
Moderate Fund
Nationwide Investor
Destinations
Moderately
Conservative Fund
Nationwide Investor
Destinations
Conservative Fund
$ 17,430,627 $ 13,761,774 $ 5,946,393 $ 8,381,832
3,029,129 4,508,903 1,877,156 2,434,980
10,702 19,502 9,882 12,141
784 888 472 728
20,471,242 18,291,067 7,833,903 10,829,681
1,173,829 847,024 294,248 348,205
242,354 188,153 96,445 105,406
338,052 303,236 133,985 214,361
361,056 261,377 76,963 79,107
688,426 466,431 131,665 129,648
120,555 72,775 32,156 42,873
101,095 78,413 21,550 23,732
18,995 6,081 3,400 23,808
413,058 279,860 73,732 77,789
72,560 72,165 68,733 70,258
47,030 40,005 24,092 24,386
18,068 17,297 9,271 13,954
34,604 24,950 8,626 10,174
7,322 — — —
36,520 32,239 16,759 21,847
3,868 2,837 978 1,158
18,937 14,763 7,847 8,397
3,696,329 2,707,606 1,000,450 1,195,103
16,774,913 15,583,461 6,833,453 9,634,578
23,206,135 11,731,035 2,959,885 1,756,167
30,429,171 18,941,160 1,496,388 (2,361,097)
777,886 (4,163,155) (2,439,307) (7,632,497)
54,413,192 26,509,040 2,016,966 (8,237,427)
37,691,382 18,707,958 6,649,170 7,074,474
18,014,638 15,590,371 5,693,746 10,124,301
55,706,020 34,298,329 12,342,916 17,198,775
110,119,212 60,807,369 14,359,882 8,961,348
$ 126,894,125 $ 76,390,830 $ 21,193,335 $ 18,595,926

The accompanying notes are an integral part of these financial statements.
16 - Statements of Changes in Net Assets - October 31, 2025 - Investor Destinations Funds
Nationwide Investor Destinations Aggressive
Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
OPERATIONS:
Net investment income $ 8,814,657 $ 10,416,336
Net realized gains 48,330,407 101,469,963
Net change in unrealized appreciation/depreciation 42,947,508 61,721,874
Change in net assets resulting from operations 100,092,572 173,608,173
Distributions to Shareholders From:
Distributable earnings:
Class A (13,207,935) (4,338,340)
Class C(a) — (440,286)
Class R (6,773,985) (2,347,102)
Class R6 (42,836,482) (14,291,383)
Institutional Service Class (540,402) (221,277)
Service Class (40,326,128) (15,035,460)
Change in net assets from shareholder distributions (103,684,932) (36,673,848)
Change in net assets from capital transactions 12,854,360 (252,507,255)
Change in net assets 9,262,000 (115,572,930)
Net Assets:
Beginning of year 667,783,463 783,356,393
End of year $ 677,045,463 $ 667,783,463

Investor Destinations Funds - October 31, 2025 - Statements of Changes in Net Assets - 17
Nationwide Investor Destinations Moderately
Aggressive Fund
Nationwide Investor Destinations Moderate
Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Year Ended
October 31, 2025
Year Ended
October 31, 2024
$ 16,774,913 $ 18,971,354 $ 15,583,461 $ 17,302,282
54,413,192 119,114,893 26,509,040 66,372,844
55,706,020 88,194,261 34,298,329 57,628,707
126,894,125 226,280,508 76,390,830 141,303,833
(19,825,878) (7,882,819) (14,592,750) (6,845,167)
— (670,871) — (842,492)
(10,998,904) (4,628,198) (6,359,532) (3,084,463)
(59,392,709) (25,414,258) (35,995,658) (18,446,219)
(3,015,921) (1,313,693) (847,763) (477,740)
(38,436,553) (17,276,388) (21,738,174) (11,762,962)
(131,669,965) (57,186,227) (79,533,877) (41,459,043)
776,140 (369,997,073) (25,190,926) (241,845,093)
(3,999,700) (200,902,792) (28,333,973) (142,000,303)
923,924,184 1,124,826,976 678,651,902 820,652,205
$ 919,924,484 $ 923,924,184 $ 650,317,929 $ 678,651,902

The accompanying notes are an integral part of these financial statements.
18 - Statements of Changes in Net Assets - October 31, 2025 - Investor Destinations Funds
Nationwide Investor Destinations Aggressive
Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 5,081,249 $ 11,697,912
Proceeds from shares issued from class conversion (Note 1)(a) — 74,467
Dividends reinvested 11,436,670 3,716,206
Cost of shares redeemed (18,449,544) (15,511,572)
Total Class A Shares (1,931,625) (22,987)
Class C Shares
Proceeds from shares issued — 120,500
Dividends reinvested — 395,305
Cost of shares redeemed in class conversion (Note 1)(a) — (74,467)
Cost of shares redeemed — (8,769,895)
Total Class C Shares — (8,328,557)
Class R Shares
Proceeds from shares issued 2,715,237 3,107,601
Dividends reinvested 6,671,257 2,318,653
Cost of shares redeemed (13,144,202) (8,878,711)
Total Class R Shares (3,757,708) (3,452,457)
Class R6 Shares
Proceeds from shares issued 32,113,760 30,256,987
Dividends reinvested 42,145,342 14,068,371
Cost of shares redeemed (56,310,091) (39,059,114)
Total Class R6 Shares 17,949,011 5,266,244
Institutional Service Class Shares
Proceeds from shares issued 1,144,018 554,662
Dividends reinvested 325,563 140,370
Cost of shares redeemed (1,714,220) (1,387,704)
Total Institutional Service Class Shares (244,639) (692,672)
Service Class Shares
Proceeds from shares issued 27,554,935 22,532,257
Dividends reinvested 40,326,128 15,035,460
Cost of shares redeemed (67,041,742) (282,844,543)
Total Service Class Shares 839,321 (245,276,826)
Change in net assets from capital transactions $ 12,854,360 $ (252,507,255)

Investor Destinations Funds - October 31, 2025 - Statements of Changes in Net Assets - 19
Nationwide Investor Destinations Moderately
Aggressive Fund
Nationwide Investor Destinations Moderate
Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Year Ended
October 31, 2025
Year Ended
October 31, 2024
$ 5,075,971 $ 16,370,655 $ 4,982,259 $ 21,833,466
— 68,689 — 187,078
17,037,127 6,673,892 12,407,824 5,734,777
(26,643,877) (22,978,718) (20,702,535) (23,964,055)
(4,530,779) 134,518 (3,312,452) 3,791,266
— 125,837 — 281,128
— 649,806 — 784,385
— (68,689) — (187,078)
— (12,096,246) — (17,809,731)
— (11,389,292) — (16,931,296)
3,327,656 5,933,221 3,189,266 4,588,222
10,918,955 4,602,049 6,358,607 3,084,056
(17,496,522) (14,449,042) (10,197,186) (9,421,244)
(3,249,911) (3,913,772) (649,313) (1,748,966)
29,672,103 30,409,653 24,878,656 22,395,038
58,852,265 25,211,021 35,663,237 18,279,788
(81,982,559) (88,777,477) (74,282,061) (58,182,685)
6,541,809 (33,156,803) (13,740,168) (17,507,859)
1,948,611 1,136,536 1,278,649 943,059
2,052,137 927,427 453,829 277,515
(6,562,108) (3,625,254) (3,851,884) (1,930,236)
(2,561,360) (1,561,291) (2,119,406) (709,662)
25,086,695 19,540,089 17,907,365 13,161,587
38,436,553 17,276,388 21,738,174 11,762,962
(58,946,867) (356,926,910) (45,015,126) (233,663,125)
4,576,381 (320,110,433) (5,369,587) (208,738,576)
$ 776,140 $ (369,997,073) $ (25,190,926) $ (241,845,093)

The accompanying notes are an integral part of these financial statements.
20 - Statements of Changes in Net Assets - October 31, 2025 - Investor Destinations Funds
Nationwide Investor Destinations Aggressive
Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
SHARE TRANSACTIONS:
Class A Shares
Issued 535,277 1,213,804
Issued in class conversion (Note 1)(a) — 8,094
Reinvested 1,253,402 396,830
Redeemed (1,947,970) (1,557,306)
Total Class A Shares (159,291) 61,422
Class C Shares
Issued — 13,950
Reinvested — 45,542
Redeemed in class conversion (Note 1)(a) — (8,691)
Redeemed — (986,605)
Total Class C Shares — (935,804)
Class R Shares
Issued 297,277 328,917
Reinvested 768,726 258,637
Redeemed (1,490,012) (930,714)
Total Class R Shares (424,009) (343,160)
Class R6 Shares
Issued 3,152,879 3,029,507
Reinvested 4,493,150 1,462,282
Redeemed (5,740,775) (3,851,929)
Total Class R6 Shares 1,905,254 639,860
Institutional Service Class Shares
Issued 122,595 55,918
Reinvested 35,537 14,922
Redeemed (177,746) (137,167)
Total Institutional Service Class Shares (19,614) (66,327)
Service Class Shares
Issued 2,710,545 2,278,356
Reinvested 4,395,104 1,598,767
Redeemed (6,532,616) (30,865,603)
Total Service Class Shares 573,033 (26,988,480)
Total change in shares 1,875,373 (27,632,489)
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Investor Destinations Funds - October 31, 2025 - Statements of Changes in Net Assets - 21
Nationwide Investor Destinations Moderately
Aggressive Fund
Nationwide Investor Destinations Moderate
Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Year Ended
October 31, 2025
Year Ended
October 31, 2024
543,536 1,701,331 538,249 2,348,640
— 7,412 — 20,567
1,861,312 712,650 1,384,305 624,044
(2,805,817) (2,339,594) (2,214,337) (2,521,455)
(400,969) 81,799 (291,783) 471,796
— 14,337 — 31,211
— 74,348 — 89,338
— (7,913) — (21,389)
— (1,356,367) — (2,004,320)
— (1,275,595) — (1,905,160)
367,912 629,916 358,076 496,088
1,268,532 517,677 746,477 351,349
(1,939,070) (1,536,425) (1,149,844) (1,030,137)
(302,626) (388,832) (45,291) (182,700)
2,979,672 3,127,329 2,635,889 2,381,903
6,438,581 2,687,111 4,017,676 2,003,783
(8,599,083) (9,013,561) (8,059,686) (6,128,400)
819,170 (3,199,121) (1,406,121) (1,742,714)
207,490 118,866 140,614 99,228
225,320 99,285 51,208 30,493
(687,252) (367,318) (411,580) (203,833)
(254,442) (149,167) (219,758) (74,112)
2,512,834 1,980,014 1,861,775 1,399,871
4,217,717 1,854,067 2,444,381 1,289,832
(5,933,651) (38,817,635) (4,685,671) (26,033,793)
796,900 (34,983,554) (379,515) (23,344,090)
658,033 (39,914,470) (2,342,468) (26,776,980)

The accompanying notes are an integral part of these financial statements.
22 - Statements of Changes in Net Assets - October 31, 2025 - Investor Destinations Funds
Nationwide Investor Destinations Moderately
Conservative Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
OPERATIONS:
Net investment income $ 6,833,453 $ 7,532,010
Net realized gains (losses) 2,016,966 14,099,241
Net change in unrealized appreciation/depreciation 12,342,916 19,914,144
Change in net assets resulting from operations 21,193,335 41,545,395
Distributions to Shareholders From:
Distributable earnings:
Class A (5,658,393) (2,820,407)
Class C(a) — (465,505)
Class R (1,564,066) (801,900)
Class R6 (9,557,331) (5,132,876)
Institutional Service Class (304,038) (197,813)
Service Class (4,610,678) (2,771,342)
Change in net assets from shareholder distributions (21,694,506) (12,189,843)
Change in net assets from capital transactions (26,846,301) (67,463,757)
Change in net assets (27,347,472) (38,108,205)
Net Assets:
Beginning of year 247,271,391 285,379,596
End of year $ 219,923,919 $ 247,271,391

Investor Destinations Funds - October 31, 2025 - Statements of Changes in Net Assets - 23
Nationwide Investor Destinations
Conservative Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
$ 9,634,578 $ 10,673,195
(8,237,427) 6,682,747
17,198,775 21,223,994
18,595,926 38,579,936
(4,948,821) (2,879,586)
— (817,265)
(803,083) (520,251)
(4,259,762) (2,799,272)
(2,436,685) (2,006,502)
(2,681,487) (1,697,140)
(15,129,838) (10,720,016)
(41,516,690) (74,220,951)
(38,050,602) (46,361,031)
292,561,672 338,922,703
$ 254,511,070 $ 292,561,672

The accompanying notes are an integral part of these financial statements.
24 - Statements of Changes in Net Assets - October 31, 2025 - Investor Destinations Funds
Nationwide Investor Destinations Moderately
Conservative Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 2,710,921 $ 14,946,234
Proceeds from shares issued from class conversion (Note 1)(a) — 142,276
Dividends reinvested 5,027,216 2,420,031
Cost of shares redeemed (21,029,554) (13,662,621)
Total Class A Shares (13,291,417) 3,845,920
Class C Shares
Proceeds from shares issued — 56,737
Dividends reinvested — 441,823
Cost of shares redeemed in class conversion (Note 1)(a) — (142,276)
Cost of shares redeemed — (13,478,686)
Total Class C Shares — (13,122,402)
Class R Shares
Proceeds from shares issued 1,357,617 3,490,380
Dividends reinvested 1,563,967 801,853
Cost of shares redeemed (6,692,385) (4,987,987)
Total Class R Shares (3,770,801) (695,754)
Class R6 Shares
Proceeds from shares issued 11,381,863 11,746,292
Dividends reinvested 9,481,903 5,098,052
Cost of shares redeemed (25,354,271) (21,507,281)
Total Class R6 Shares (4,490,505) (4,662,937)
Institutional Service Class Shares
Proceeds from shares issued 246,339 526,066
Dividends reinvested 195,902 122,058
Cost of shares redeemed (1,541,510) (1,443,280)
Total Institutional Service Class Shares (1,099,269) (795,156)
Service Class Shares
Proceeds from shares issued 5,696,433 4,744,210
Dividends reinvested 4,610,678 2,771,342
Cost of shares redeemed (14,501,420) (59,548,980)
Total Service Class Shares (4,194,309) (52,033,428)
Change in net assets from capital transactions $ (26,846,301) $ (67,463,757)

Investor Destinations Funds - October 31, 2025 - Statements of Changes in Net Assets - 25
Nationwide Investor Destinations
Conservative Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
$ 3,891,037 $ 40,916,339
— 436,852
4,551,311 2,628,815
(27,222,789) (24,717,586)
(18,780,441) 19,264,420
— 107,308
— 778,599
— (436,852)
— (41,941,174)
— (41,492,119)
2,978,709 3,455,439
801,227 519,033
(4,797,848) (4,681,424)
(1,017,912) (706,952)
11,273,341 12,596,843
4,193,024 2,751,140
(23,809,393) (13,884,870)
(8,343,028) 1,463,113
2,494,184 3,279,535
2,110,192 1,708,205
(18,718,576) (21,513,041)
(14,114,200) (16,525,301)
10,254,384 9,152,695
2,648,964 1,677,057
(12,164,457) (47,053,864)
738,891 (36,224,112)
$ (41,516,690) $ (74,220,951)

The accompanying notes are an integral part of these financial statements.
26 - Statements of Changes in Net Assets - October 31, 2025 - Investor Destinations Funds
Nationwide Investor Destinations Moderately
Conservative Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
SHARE TRANSACTIONS:
Class A Shares
Issued 278,872 1,556,584
Issued in class conversion (Note 1)(a) — 14,846
Reinvested 535,493 251,598
Redeemed (2,231,257) (1,391,799)
Total Class A Shares (1,416,892) 431,229
Class C Shares
Issued — 6,038
Reinvested — 46,754
Redeemed in class conversion (Note 1)(a) — (14,986)
Redeemed — (1,419,268)
Total Class C Shares — (1,381,462)
Class R Shares
Issued 139,188 348,480
Reinvested 165,968 83,331
Redeemed (703,302) (506,334)
Total Class R Shares (398,146) (74,523)
Class R6 Shares
Issued 1,147,667 1,180,157
Reinvested 991,851 521,585
Redeemed (2,586,084) (2,162,762)
Total Class R6 Shares (446,566) (461,020)
Institutional Service Class Shares
Issued 25,533 54,227
Reinvested 20,634 12,579
Redeemed (156,670) (146,486)
Total Institutional Service Class Shares (110,503) (79,680)
Service Class Shares
Issued 575,957 478,077
Reinvested 485,164 285,920
Redeemed (1,453,691) (6,266,735)
Total Service Class Shares (392,570) (5,502,738)
Total change in shares (2,764,677) (7,068,194)
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Investor Destinations Funds - October 31, 2025 - Statements of Changes in Net Assets - 27
Nationwide Investor Destinations
Conservative Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
394,542 4,222,191
— 45,464
470,818 268,380
(2,782,675) (2,513,534)
(1,917,315) 2,022,501
— 11,165
— 80,768
— (45,744)
— (4,358,619)
— (4,312,430)
302,046 353,138
83,081 53,270
(487,640) (479,159)
(102,513) (72,751)
1,139,253 1,274,437
430,428 279,388
(2,389,473) (1,395,348)
(819,792) 158,477
253,035 333,155
217,564 174,253
(1,899,484) (2,195,293)
(1,428,885) (1,687,885)
1,029,846 921,381
272,406 170,876
(1,220,919) (4,942,793)
81,333 (3,850,536)
(4,187,172) (7,742,624)

28 - Financial Highlights - October 31, 2025 - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2025 $ 10.54 $ 0.12 $ 1.38 $ 1.50 $ (0.24) $ (1.45) $ (1.69) $ 10.35 16.48% $ 79,606 0.53% 1.29% 0.53% 39.70%
10/31/2024 8.62 0.14 2.34 2.48 (0.16) (0.40) (0.56) 10.54 29.68% 82,737 0.53% 1.45% 0.53% 47.76%
10/31/2023 8.34 0.07 0.50 0.57 (0.07) (0.22) (0.29) 8.62 7.07% 67,103 0.52% 0.83% 0.52% 14.54%
10/31/2022 11.10 0.36 (2.39) (2.03) (0.43) (0.30) (0.73) 8.34 (19.58)% 76,405 0.53% 3.83% 0.53% 34.31%
10/31/2021 8.32 0.24 2.80 3.04 (0.26) — (0.26) 11.10 37.03% 98,337 0.53% 2.36% 0.53% 14.17%
Class R Shares
10/31/2025 10.11 0.09 1.31 1.40 (0.22) (1.45) (1.67) 9.84 16.12% 36,054 0.83% 1.03% 0.83% 39.70%
10/31/2024 8.28 0.12 2.24 2.36 (0.13) (0.40) (0.53) 10.11 29.39% 41,322 0.83% 1.25% 0.83% 47.76%
10/31/2023 8.03 0.04 0.49 0.53 (0.06) (0.22) (0.28) 8.28 6.76% 36,693 0.82% 0.52% 0.82% 14.54%
10/31/2022 10.72 0.32 (2.31) (1.99) (0.40) (0.30) (0.70) 8.03 (19.89)% 38,002 0.84% 3.57% 0.84% 34.31%
10/31/2021 8.06 0.20 2.71 2.91 (0.25) — (0.25) 10.72 36.61% 52,658 0.85% 2.04% 0.85% 14.17%
Class R6 Shares
10/31/2025 10.79 0.16 1.42 1.58 (0.28) (1.45) (1.73) 10.64 16.87% 278,703 0.19% 1.60% 0.19% 39.70%
10/31/2024 8.82 0.18 2.40 2.58 (0.21) (0.40) (0.61) 10.79 30.10% 262,009 0.19% 1.81% 0.19% 47.76%
10/31/2023 8.52 0.11 0.51 0.62 (0.10) (0.22) (0.32) 8.82 7.44% 208,392 0.18% 1.20% 0.18% 14.54%
10/31/2022 11.33 0.40 (2.45) (2.05) (0.46) (0.30) (0.76) 8.52 (19.34)% 229,143 0.19% 4.19% 0.19% 34.31%
10/31/2021 8.48 0.28 2.85 3.13 (0.28) — (0.28) 11.33 37.51% 312,586 0.19% 2.71% 0.19% 14.17%
Institutional Service Class Shares
10/31/2025 10.57 0.14 1.39 1.53 (0.26) (1.45) (1.71) 10.39 16.79% 3,123 0.32% 1.49% 0.32% 39.70%
10/31/2024 8.64 0.17 2.35 2.52 (0.19) (0.40) (0.59) 10.57 30.05% 3,385 0.32% 1.75% 0.32% 47.76%
10/31/2023 8.36 0.09 0.50 0.59 (0.09) (0.22) (0.31) 8.64 7.23% 3,341 0.31% 1.02% 0.31% 14.54%
10/31/2022 11.13 0.38 (2.40) (2.02) (0.45) (0.30) (0.75) 8.36 (19.44)% 3,588 0.32% 4.05% 0.32% 34.31%
10/31/2021 8.33 0.26 2.81 3.07 (0.27) — (0.27) 11.13 37.41% 5,767 0.32% 2.47% 0.32% 14.17%
Service Class Shares
10/31/2025 10.59 0.11 1.40 1.51 (0.24) (1.45) (1.69) 10.41 16.43% 279,560 0.59% 1.17% 0.59% 39.70%
10/31/2024 8.64 0.14 2.35 2.49 (0.14) (0.40) (0.54) 10.59 29.69% 278,330 0.59% 1.43% 0.59% 47.76%
10/31/2023 8.37 0.07 0.49 0.56 (0.07) (0.22) (0.29) 8.64 6.89% 460,308 0.58% 0.75% 0.58% 14.54%
10/31/2022 11.13 0.35 (2.39) (2.04) (g) (0.42) (0.30) (0.72) 8.37 (19.58)%(g) 458,976 0.59% 3.77% 0.59% 34.31%
10/31/2021 8.34 0.24 2.80 3.04 (0.25) — (0.25) 11.13 37.03% 624,603 0.59% 2.33% 0.59% 14.17%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes payment by an affiliate which impacted the Fund’s per share operations activity and total return. The per share impact was $0.01 per share for Service Class.
Excluding the payment from the affiliate, the Service Class total returns is -19.68%. (Note 3)

Investor Destination Funds - October 31, 2025 - Financial Highlights - 29
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Moderately Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2025 $ 10.42 $ 0.17 $ 1.19 $ 1.36 $ (0.27) $ (1.21) $ (1.48) $ 10.30 14.95% $ 135,536 0.52% 1.77% 0.52% 33.63%
10/31/2024 8.76 0.18 2.08 2.26 (0.20) (0.40) (0.60) 10.42 26.54% 141,222 0.52% 1.86% 0.52% 42.62%
10/31/2023 8.56 0.10 0.41 0.51 (0.09) (0.22) (0.31) 8.76 6.15% 118,075 0.52% 1.06% 0.52% 14.63%
10/31/2022 11.22 0.36 (2.38) (2.02) (0.41) (0.23) (0.64) 8.56 (19.07)% 146,719 0.52% 3.75% 0.52% 37.04%
10/31/2021 8.78 0.26 2.46 2.72 (0.28) — (0.28) 11.22 31.39% 190,995 0.52% 2.48% 0.52% 16.49%
Class R Shares
10/31/2025 9.88 0.13 1.13 1.26 (0.25) (1.21) (1.46) 9.68 14.70% 71,803 0.82% 1.48% 0.82% 33.63%
10/31/2024 8.35 0.15 1.96 2.11 (0.18) (0.40) (0.58) 9.88 26.06% 76,301 0.82% 1.63% 0.82% 42.62%
10/31/2023 8.18 0.07 0.40 0.47 (0.08) (0.22) (0.30) 8.35 5.87% 67,714 0.82% 0.77% 0.82% 14.63%
10/31/2022 10.75 0.32 (2.28) (1.96) (0.38) (0.23) (0.61) 8.18 (19.33)% 78,674 0.84% 3.49% 0.84% 37.04%
10/31/2021 8.44 0.22 2.35 2.57 (0.26) — (0.26) 10.75 30.90% 107,069 0.84% 2.21% 0.84% 16.49%
Class R6 Shares
10/31/2025 10.40 0.20 1.20 1.40 (0.30) (1.21) (1.51) 10.29 15.39% 404,720 0.18% 2.10% 0.18% 33.63%
10/31/2024 8.75 0.22 2.06 2.28 (0.23) (0.40) (0.63) 10.40 26.87% 400,506 0.18% 2.25% 0.18% 42.62%
10/31/2023 8.55 0.13 0.41 0.54 (0.12) (0.22) (0.34) 8.75 6.52% 364,873 0.18% 1.39% 0.18% 14.63%
10/31/2022 11.21 0.39 (2.37) (1.98) (g) (0.45) (0.23) (0.68) 8.55 (18.80)%(g) 384,753 0.18% 4.11% 0.18% 37.04%
10/31/2021 8.76 0.30 2.45 2.75 (0.30) — (0.30) 11.21 31.94% 515,657 0.18% 2.86% 0.18% 16.49%
Institutional Service Class Shares
10/31/2025 10.37 0.19 1.19 1.38 (0.29) (1.21) (1.50) 10.25 15.25% 18,004 0.28% 2.03% 0.28% 33.63%
10/31/2024 8.72 0.21 2.06 2.27 (0.22) (0.40) (0.62) 10.37 26.82% 20,845 0.29% 2.16% 0.29% 42.62%
10/31/2023 8.52 0.12 0.42 0.54 (0.12) (0.22) (0.34) 8.72 6.48% 18,838 0.25% 1.33% 0.25% 14.63%
10/31/2022 11.18 0.39 (2.38) (1.99) (0.44) (0.23) (0.67) 8.52 (18.89)% 20,822 0.23% 4.04% 0.23% 37.04%
10/31/2021 8.74 0.29 2.45 2.74 (0.30) — (0.30) 11.18 31.83% 22,793 0.23% 2.79% 0.23% 16.49%
Service Class Shares
10/31/2025 10.37 0.16 1.20 1.36 (0.27) (1.21) (1.48) 10.25 14.96% 289,862 0.58% 1.64% 0.58% 33.63%
10/31/2024 8.72 0.18 2.06 2.24 (0.19) (0.40) (0.59) 10.37 26.42% 285,051 0.58% 1.81% 0.58% 42.62%
10/31/2023 8.53 0.09 0.41 0.50 (0.09) (0.22) (0.31) 8.72 6.03% 544,834 0.58% 0.96% 0.58% 14.63%
10/31/2022 11.18 0.35 (2.36) (2.01) (g) (0.41) (0.23) (0.64) 8.53 (19.10)%(g) 559,489 0.58% 3.70% 0.58% 37.04%
10/31/2021 8.75 0.26 2.44 2.70 (0.27) — (0.27) 11.18 31.33% 760,754 0.58% 2.45% 0.58% 16.49%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes payment by an affiliate which impacted the Fund’s per share operations activity and total return. The per share impact was $0.01 per share for Class R6 and
Service Class. Excluding the payment from the affiliate, the Class R6 and Service Class total returns are -18.89% and -19.20%, respectively. (Note 3)

30 - Financial Highlights - October 31, 2025 - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Moderate Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2025 $ 9.93 $ 0.22 $ 0.88 $ 1.10 $ (0.28) $ (0.89) $ (1.17) $ 9.86 12.38% $ 121,949 0.50% 2.31% 0.50% 32.15%
10/31/2024 8.65 0.22 1.62 1.84 (0.23) (0.33) (0.56) 9.93 21.87% 125,669 0.52% 2.29% 0.52% 36.66%
10/31/2023 8.55 0.13 0.28 0.41 (0.13) (0.18) (0.31) 8.65 4.85% 105,356 0.52% 1.46% 0.52% 13.59%
10/31/2022 10.90 0.32 (2.10) (1.78) (0.35) (0.22) (0.57) 8.55 (17.14)% 130,850 0.53% 3.37% 0.53% 34.56%
10/31/2021 9.06 0.24 1.86 2.10 (0.26) — (0.26) 10.90 23.50% 170,634 0.53% 2.31% 0.53% 20.10%
Class R Shares
10/31/2025 9.49 0.17 0.86 1.03 (0.26) (0.89) (1.15) 9.37 12.07% 52,265 0.84% 1.96% 0.84% 32.15%
10/31/2024 8.29 0.19 1.55 1.74 (0.21) (0.33) (0.54) 9.49 21.52% 53,378 0.84% 2.07% 0.84% 36.66%
10/31/2023 8.21 0.10 0.26 0.36 (0.10) (0.18) (0.28) 8.29 4.52% 48,147 0.83% 1.13% 0.83% 13.59%
10/31/2022 10.50 0.29 (2.03) (1.74) (0.33) (0.22) (0.55) 8.21 (17.44)% 54,462 0.84% 3.15% 0.84% 34.56%
10/31/2021 8.74 0.20 1.80 2.00 (0.24) — (0.24) 10.50 23.14% 75,187 0.83% 2.04% 0.83% 20.10%
Class R6 Shares
10/31/2025 9.85 0.24 0.88 1.12 (0.31) (0.89) (1.20) 9.77 12.75% 278,722 0.19% 2.64% 0.19% 32.15%
10/31/2024 8.58 0.26 1.61 1.87 (0.27) (0.33) (0.60) 9.85 22.33% 294,804 0.19% 2.72% 0.19% 36.66%
10/31/2023 8.48 0.16 0.28 0.44 (0.16) (0.18) (0.34) 8.58 5.25% 271,803 0.18% 1.80% 0.18% 13.59%
10/31/2022 10.82 0.35 (2.08) (1.73) (0.39) (0.22) (0.61) 8.48 (16.89)% 293,628 0.19% 3.71% 0.19% 34.56%
10/31/2021 9.00 0.28 1.84 2.12 (0.30) — (0.30) 10.82 23.85% 407,191 0.19% 2.76% 0.19% 20.10%
Institutional Service Class Shares
10/31/2025 9.83 0.24 0.87 1.11 (0.30) (0.89) (1.19) 9.75 12.65% 5,235 0.28% 2.61% 0.28% 32.15%
10/31/2024 8.57 0.25 1.60 1.85 (0.26) (0.33) (0.59) 9.83 22.14% 7,439 0.27% 2.69% 0.27% 36.66%
10/31/2023 8.47 0.15 0.28 0.43 (0.15) (0.18) (0.33) 8.57 5.20% 7,117 0.24% 1.70% 0.24% 13.59%
10/31/2022 10.81 0.29 (2.03) (1.74) (0.38) (0.22) (0.60) 8.47 (16.96)% 7,113 0.25% 3.14% 0.25% 34.56%
10/31/2021 8.99 0.28 1.83 2.11 (0.29) — (0.29) 10.81 23.76% 9,381 0.28% 2.73% 0.28% 20.10%
Service Class Shares
10/31/2025 9.86 0.20 0.90 1.10 (0.28) (0.89) (1.17) 9.79 12.38% 192,146 0.59% 2.18% 0.59% 32.15%
10/31/2024 8.59 0.22 1.60 1.82 (0.22) (0.33) (0.55) 9.86 21.76% 197,363 0.59% 2.29% 0.59% 36.66%
10/31/2023 8.49 0.12 0.28 0.40 (0.12) (0.18) (0.30) 8.59 4.83% 372,366 0.58% 1.38% 0.58% 13.59%
10/31/2022 10.83 0.31 (2.08) (1.77) (0.35) (0.22) (0.57) 8.49 (17.22)% 395,148 0.59% 3.31% 0.59% 34.56%
10/31/2021 9.00 0.24 1.84 2.08 (0.25) — (0.25) 10.83 23.47% 536,081 0.59% 2.30% 0.59% 20.10%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Investor Destination Funds - October 31, 2025 - Financial Highlights - 31
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Moderately Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2025 $ 10.13 $ 0.30 $ 0.64 $ 0.94 $ (0.33) $ (0.58) $ (0.91) $ 10.16 10.06% $ 50,486 0.54% 3.11% 0.54% 32.92%
10/31/2024 9.06 0.26 1.28 1.54 (0.29) (0.18) (0.47) 10.13 17.31% 64,701 0.53% 2.67% 0.53% 35.30%
10/31/2023 9.01 0.17 0.16 0.33 (0.17) (0.11) (0.28) 9.06 3.58% 53,941 0.52% 1.79% 0.52% 12.97%
10/31/2022 11.01 0.27 (1.92) (1.65) (0.31) (0.04) (0.35) 9.01 (15.39)% 61,696 0.50% 2.77% 0.50% 37.80%
10/31/2021 9.74 0.22 1.30 1.52 (0.25) — (0.25) 11.01 15.72% 73,240 0.50% 2.07% 0.50% 25.70%
Class R Shares
10/31/2025 10.17 0.27 0.63 0.90 (0.29) (0.58) (0.87) 10.20 9.64% 14,661 0.87% 2.77% 0.87% 32.92%
10/31/2024 9.09 0.25 1.27 1.52 (0.26) (0.18) (0.44) 10.17 16.98% 18,664 0.86% 2.54% 0.86% 35.30%
10/31/2023 9.04 0.14 0.16 0.30 (0.14) (0.11) (0.25) 9.09 3.23% 17,362 0.85% 1.45% 0.85% 12.97%
10/31/2022 11.05 0.25 (1.94) (1.69) (g) (0.28) (0.04) (0.32) 9.04 (15.74)%(g) 17,878 0.87% 2.54% 0.87% 37.80%
10/31/2021 9.77 0.19 1.29 1.48 (0.20) — (0.20) 11.05 15.31% 24,679 0.89% 1.76% 0.89% 25.70%
Class R6 Shares
10/31/2025 10.29 0.31 0.68 0.99 (0.36) (0.58) (0.94) 10.34 10.45% 100,285 0.23% 3.16% 0.23% 32.92%
10/31/2024 9.20 0.31 1.28 1.59 (0.32) (0.18) (0.50) 10.29 17.62% 104,469 0.22% 3.15% 0.22% 35.30%
10/31/2023 9.14 0.20 0.17 0.37 (0.20) (0.11) (0.31) 9.20 3.97% 97,558 0.21% 2.12% 0.21% 12.97%
10/31/2022 11.17 0.32 (1.97) (1.65) (0.34) (0.04) (0.38) 9.14 (15.19)% 107,252 0.21% 3.18% 0.21% 37.80%
10/31/2021 9.87 0.26 1.32 1.58 (0.28) — (0.28) 11.17 16.14% 151,492 0.21% 2.39% 0.21% 25.70%
Institutional Service Class Shares
10/31/2025 10.23 0.31 0.65 0.96 (0.34) (0.58) (0.92) 10.27 10.27% 2,322 0.34% 3.18% 0.34% 32.92%
10/31/2024 9.14 0.32 1.27 1.59 (0.32) (0.18) (0.50) 10.23 17.65% 3,443 0.30% 3.26% 0.30% 35.30%
10/31/2023 9.09 0.19 0.16 0.35 (0.19) (0.11) (0.30) 9.14 3.80% 3,805 0.28% 2.04% 0.28% 12.97%
10/31/2022 11.11 0.32 (1.96) (1.64) (0.34) (0.04) (0.38) 9.09 (15.24)% 4,048 0.29% 3.18% 0.29% 37.80%
10/31/2021 9.82 0.24 1.31 1.55 (0.26) — (0.26) 11.11 16.00% 5,694 0.31% 2.26% 0.31% 25.70%
Service Class Shares
10/31/2025 10.23 0.27 0.67 0.94 (0.32) (0.58) (0.90) 10.27 9.96% 52,170 0.62% 2.71% 0.62% 32.92%
10/31/2024 9.14 0.28 1.27 1.55 (0.28) (0.18) (0.46) 10.23 17.24% 55,994 0.61% 2.83% 0.61% 35.30%
10/31/2023 9.09 0.16 0.16 0.32 (0.16) (0.11) (0.27) 9.14 3.47% 100,316 0.60% 1.71% 0.60% 12.97%
10/31/2022 11.11 0.27 (1.95) (1.68) (g) (0.30) (0.04) (0.34) 9.09 (15.54)%(g) 108,192 0.62% 2.72% 0.62% 37.80%
10/31/2021 9.82 0.21 1.31 1.52 (0.23) — (0.23) 11.11 15.65% 143,327 0.62% 1.98% 0.62% 25.70%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes payment by an affiliate which impacted the Fund’s per share operations activity and total return. The per share impact was $0.01 per share for Class R and
Service Class. Excluding the payment from the affiliate, the Class R and Service Class total returns are -15.83% and -15.63%, respectively. (Note 3)

32 - Financial Highlights - October 31, 2025 - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor Destinations Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2025 $ 10.04 $ 0.36 $ 0.34 $ 0.70 $ (0.36) $ (0.17) $ (0.53) $ 10.21 7.40% $ 80,199 0.53% 3.61% 0.53% 32.77%
10/31/2024 9.19 0.29 0.90 1.19 (0.34) — (0.34) 10.04 13.06% 98,170 0.52% 2.98% 0.52% 28.74%
10/31/2023 9.19 0.21 — 0.21 (0.21) — (0.21) 9.19 2.27% 71,279 0.51% 2.19% 0.51% 8.48%
10/31/2022 11.02 0.23 (1.72) (1.49) (0.26) (0.08) (0.34) 9.19 (13.93)% 76,271 0.51% 2.28% 0.51% 38.68%
10/31/2021 10.38 0.19 0.66 0.85 (0.21) — (0.21) 11.02 8.22% 89,866 0.53% 1.78% 0.53% 28.07%
Class R Shares
10/31/2025 10.02 0.30 0.36 0.66 (0.33) (0.17) (0.50) 10.18 6.94% 15,736 0.88% 3.09% 0.88% 32.77%
10/31/2024 9.17 0.30 0.85 1.15 (0.30) — (0.30) 10.02 12.69% 16,514 0.87% 3.06% 0.87% 28.74%
10/31/2023 9.17 0.18 — 0.18 (0.18) — (0.18) 9.17 1.92% 15,786 0.86% 1.85% 0.86% 8.48%
10/31/2022 10.99 0.20 (1.72) (1.52) (0.22) (0.08) (0.30) 9.17 (14.20)% 17,088 0.87% 2.02% 0.87% 38.68%
10/31/2021 10.36 0.17 0.63 0.80 (0.17) — (0.17) 10.99 7.78% 25,549 0.86% 1.54% 0.86% 28.07%
Class R6 Shares
10/31/2025 10.11 0.37 0.36 0.73 (0.40) (0.17) (0.57) 10.27 7.57% 70,416 0.23% 3.74% 0.23% 32.77%
10/31/2024 9.25 0.36 0.87 1.23 (0.37) — (0.37) 10.11 13.41% 77,559 0.22% 3.65% 0.22% 28.74%
10/31/2023 9.24 0.24 0.01 0.25 (0.24) — (0.24) 9.25 2.68% 69,514 0.21% 2.50% 0.21% 8.48%
10/31/2022 11.09 0.27 (1.75) (1.48) (0.29) (0.08) (0.37) 9.24 (13.76)% 78,086 0.21% 2.63% 0.21% 38.68%
10/31/2021 10.44 0.23 0.66 0.89 (0.24) — (0.24) 11.09 8.63% 104,097 0.20% 2.10% 0.20% 28.07%
Institutional Service Class Shares
10/31/2025 10.08 0.39 0.33 0.72 (0.39) (0.17) (0.56) 10.24 7.53% 33,487 0.29% 3.92% 0.29% 32.77%
10/31/2024 9.23 0.38 0.83 1.21 (0.36) — (0.36) 10.08 13.26% 47,350 0.29% 3.82% 0.29% 28.74%
10/31/2023 9.22 0.24 — 0.24 (0.23) — (0.23) 9.23 2.58% 58,910 0.30% 2.48% 0.30% 8.48%
10/31/2022 11.06 0.27 (1.75) (1.48) (0.28) (0.08) (0.36) 9.22 (13.80)% 94,028 0.31% 2.69% 0.31% 38.68%
10/31/2021 10.41 0.22 0.66 0.88 (0.23) — (0.23) 11.06 8.54% 169,200 0.30% 2.03% 0.30% 28.07%
Service Class Shares
10/31/2025 10.09 0.33 0.36 0.69 (0.36) (0.17) (0.53) 10.25 7.15% 54,673 0.63% 3.28% 0.63% 32.77%
10/31/2024 9.23 0.33 0.85 1.18 (0.32) — (0.32) 10.09 12.96% 52,969 0.62% 3.30% 0.62% 28.74%
10/31/2023 9.22 0.20 0.01 0.21 (0.20) — (0.20) 9.23 2.27% 84,008 0.61% 2.09% 0.61% 8.48%
10/31/2022 11.06 0.22 (1.73) (1.51) (0.25) (0.08) (0.33) 9.22 (14.06)% 90,881 0.61% 2.19% 0.61% 38.68%
10/31/2021 10.42 0.19 0.65 0.84 (0.20) — (0.20) 11.06 8.11% 112,937 0.60% 1.72% 0.60% 28.07%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Investor Destination Funds - October 31, 2025 - Notes to Financial Statements - 33
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of October 31, 2025, the Trust operates forty-five (45) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Investor Destinations Aggressive Fund (“Investor Destinations Aggressive”)
Nationwide Investor Destinations Moderately Aggressive Fund (“Investor Destinations Moderately Aggressive”)
Nationwide Investor Destinations Moderate Fund (“Investor Destinations Moderate”)
Nationwide Investor Destinations Moderately Conservative Fund (“Investor Destinations Moderately Conservative”)
Nationwide Investor Destinations Conservative Fund (“Investor Destinations Conservative”)
Each Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust, and in unaffiliated mutual funds (including exchange traded funds ("ETFs")) (together, the
“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.
The Funds currently offer Class A, Class R, Class R6, Institutional Service Class and Service Class shares. Effective February 12,
2024, Class C shares converted to Class A shares. Accordingly, the Funds no longer accept purchase orders from any investor for
Class C shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

34 - Notes to Financial Statements - October 31, 2025 - Investor Destination Funds
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”)
as reported by such Underlying Fund. Shares of ETFs are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of registered open-end
Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy.
Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Funds may invest in other series of the Trust, which are open-end investment companies generally available to the public and other investment companies. The Funds’ Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of October 31, 2025. Please refer to the Statements of Investments for additional information on portfolio holdings.
Investor Destinations Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 104,787,522 $ – $ – $ 104,787,522
Investment Companies 572,791,832 – – 572,791,832
Repurchase Agreements – 21,880,769 – 21,880,769
Total $ 677,579,354 $ 21,880,769 $ – $ 699,460,123
Investor Destinations Moderately Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 129,091,679 $ – $ – $ 129,091,679
Investment Companies 791,304,409 – – 791,304,409
Repurchase Agreements – 37,920,837 – 37,920,837
Total $ 920,396,088 $ 37,920,837 $ – $ 958,316,925
Investor Destinations Moderate
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 125,070,402 $ – $ – $ 125,070,402
Investment Companies 503,287,899 – – 503,287,899
Repurchase Agreements – 71,917,469 – 71,917,469
Short-Term Investment 22,872,227 – – 22,872,227
Total $ 651,230,528 $ 71,917,469 $ – $ 723,147,997

Investor Destination Funds - October 31, 2025 - Notes to Financial Statements - 35
For additional information about each affiliated Underlying Fund’s valuation policies, please refer to the affiliated Underlying Fund’s most recent annual report to shareholders which can be found at www.nationwide.com/mutualfunds or at the SEC's website at
www.sec.gov.
For additional information about each unaffiliated Underlying Fund's valuation policies, please refer to the unaffiliated Underlying
Fund’s most recent annual or semi-annual report.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of October 31, 2025, Funds that had overdrawn balances were as follows:
(c) Securities Lending
During the year ended October 31, 2025, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending (net of fees)”. There
Investor Destinations Moderately Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 53,650,102 $ – $ – $ 53,650,102
Investment Companies 157,098,994 – – 157,098,994
Repurchase Agreements – 16,188,420 – 16,188,420
Short-Term Investment 9,324,210 – – 9,324,210
Total $ 220,073,306 $ 16,188,420 $ – $ 236,261,726
Investor Destinations Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 54,885,587 $ – $ – $ 54,885,587
Investment Companies 179,378,547 – – 179,378,547
Repurchase Agreements – 21,574,976 – 21,574,976
Short-Term Investment 20,347,428 – – 20,347,428
Total $ 254,611,562 $ 21,574,976 $ – $ 276,186,538
Fund
U.S. Dollar
Amount
Investor Destinations Moderate $ 10

36 - Notes to Financial Statements - October 31, 2025 - Investor Destination Funds
may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of October 31, 2025, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of October 31, 2025, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(d) Joint Repurchase Agreements
During the year ended October 31, 2025, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Investor Destinations Aggressive $ 21,880,769
Investor Destinations Moderately Aggressive 37,920,837
Investor Destinations Moderate 71,917,469
Investor Destinations Moderately Conservative 16,188,420
Investor Destinations Conservative 21,574,976

Investor Destination Funds - October 31, 2025 - Notes to Financial Statements - 37
As of October 31, 2025, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of October 31, 2025, the joint repos on a gross basis were as follows:
CF Secured, LLC, 4.13%, dated 10/31/2025, due 11/3/2025, repurchase price $300,103,250, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 4.88%, maturing 11/30/2025 - 2/15/2055; total market value $306,105,316.
Deutsche Bank Securities, Inc., 4.14%, dated 10/31/2025, due 11/3/2025, repurchase price $197,933,495, collateralized by U.S. Government Treasury Securities, ranging from 3.63% - 5.38%, maturing 2/15/2031 - 2/15/2044; total market value
$201,822,589.
Marex Capital Markets, Inc., 4.24%, dated 10/31/2025, due 11/3/2025, repurchase price $174,061,480, collateralized by U.S.
Government Treasury Securities, ranging from 0.00% - 4.75%, maturing 11/4/2025 - 2/15/2055; total market value $177,542,711.
Santander US Capital Markets, 4.16%, dated 10/31/2025, due 11/3/2025, repurchase price $51,017,680, collateralized by
U.S. Government Treasury Securities, ranging from 0.00% - 4.63%, maturing 11/4/2025 - 10/31/2032; total market value
$52,038,036.
Investor Destinations Aggressive
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 15,996,280 $ – $ 15,996,280 $ (15,996,280) $ –
Deutsche Bank
Securities, Inc. 5,884,489 – 5,884,489 (5,884,489) –
Total $ 21,880,769 $ – $ 21,880,769 $ (21,880,769) $ –
Investor Destinations Moderately Aggressive
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 9,460,414 $ – $ 9,460,414 $ (9,460,414) $ –
Deutsche Bank
Securities, Inc. 28,460,423 – 28,460,423 (28,460,423) –
Total $ 37,920,837 $ – $ 37,920,837 $ (37,920,837) $ –

38 - Notes to Financial Statements - October 31, 2025 - Investor Destination Funds
Investor Destinations Moderate
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 10,815,315 $ – $ 10,815,315 $ (10,815,315) $ –
Deutsche Bank
Securities, Inc. 60,102,154 – 60,102,154 (60,102,154) –
Marex Capital
Markets, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Total $ 71,917,469 $ – $ 71,917,469 $ (71,917,469) $ –
Investor Destinations Moderately Conservative
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 5,440,896 $ – $ 5,440,896 $ (5,440,896) $ –
Deutsche Bank
Securities, Inc. 8,747,524 – 8,747,524 (8,747,524) –
Santander US Capital
Markets 2,000,000 – 2,000,000 (2,000,000) –
Total $ 16,188,420 $ – $ 16,188,420 $ (16,188,420) $ –

Investor Destination Funds - October 31, 2025 - Notes to Financial Statements - 39
(e) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s Statement of Operations.
(f) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of October 31, 2025 are primarily attributable to investments in regulated investment companies. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of
October 31, 2025 may primarily be attributable to outstanding wash sale loss deferrals. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
For the year ended October 31, 2025, the Funds have no reclassifications between capital and total distributable earnings.
(g) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
Investor Destinations Conservative
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 6,677,937 $ – $ 6,677,937 $ (6,677,937) $ –
Deutsche Bank
Securities, Inc. 14,897,039 – 14,897,039 (14,897,039) –
Total $ 21,574,976 $ – $ 21,574,976 $ (21,574,976) $ –
* As of October 31, 2025, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

40 - Notes to Financial Statements - October 31, 2025 - Investor Destination Funds
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(h) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(i) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. Each Fund pays NFA an investment advisory fee of 0.13% per year based on the Fund’s average daily net assets. For the year ended October
31, 2025, the Funds’ effective advisory fee rate was 0.13%.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by a Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of a Fund’s business) from exceeding 0.25% for each share class until at least February 28, 2027.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of October 31, 2025, the Funds had no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement. The Funds have not recorded a commitment or contingent liability.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.

Investor Destination Funds - October 31, 2025 - Notes to Financial Statements - 41
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended October 31, 2025, NFM earned an aggregate of $824,522 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
October 31, 2025, the Funds’ aggregate portion of such costs amounted to $11,668.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class A shares, 0.50% for Class R shares, and 0.25% for Service
Class shares of each Fund. Class R6 and Institutional Service Class shares do not pay a distribution fee.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds' Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the year ended October 31, 2025, the Funds imposed aggregate front-end sales charges of $196,632. From these fees, NFD retained a portion amounting to $24,231.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A shares . Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class
A shares for certain redemptions made within 18 months of purchase. Applicable Class A CDSCs are 1.00% for all Funds. During
the year ended October 31, 2025, the Funds did not impose CDSCs.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class R, Institutional Service Class and Service Class shares of each Fund.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

42 - Notes to Financial Statements - October 31, 2025 - Investor Destination Funds
For the year ended October 31, 2025, the effective rates for administrative services fees were as follows:
For the year ended October 31, 2025, each Fund’s total administrative services fees were as follows:
As of October 31, 2025, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated in the following table.
During the year ended October 31, 2022, NFA agreed to make contributions to the Funds to offset capital losses incurred by the
Funds on the sale of certain securities. The contributions to the Funds were as follows:
Fund Class A Class R
Institutional
Service Class Service Class
Investor Destinations Aggressive 0.09% 0.14% 0.13% 0.15%
Investor Destinations Moderately Aggressive 0.09 0.14 0.10 0.15
Investor Destinations Moderate 0.06 0.15 0.09 0.15
Investor Destinations Moderately Conservative 0.06 0.14 0.11 0.14
Investor Destinations Conservative 0.05 0.15 0.06 0.15
Fund Amount
Investor Destinations Aggressive $ 524,022
Investor Destinations Moderately Aggressive 653,703
Investor Destinations Moderate 437,129
Investor Destinations Moderately Conservative 130,838
Investor Destinations Conservative 168,202
Fund
% of Shares
Outstanding
Owned
Investor Destinations Aggressive 27 .34%
Investor Destinations Moderately Aggressive 19 .58
Investor Destinations Moderate 17 .72
Investor Destinations Moderately Conservative 13 .56
Investor Destinations Conservative 10 .99
Fund Amount
Investor Destinations Aggressive $ 352,223
Investor Destinations Moderately Aggressive 416,029
Investor Destinations Moderate 237,709
Investor Destinations Moderately Conservative 82,930
Investor Destinations Conservative 95,348

Investor Destination Funds - October 31, 2025 - Notes to Financial Statements - 43
4. Investments in Affiliated Issuers
Each Fund invests in Class R6 shares of the affiliated Underlying Funds. The Funds’ transactions in the shares of affiliated
Underlying Funds during the year ended October 31, 2025 were as follows:
Investor Destinations Aggressive
Security Description
Shares/Principal
at October 31,
2025
Market Value
October 31, 2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 8,795,712 259,621,007 7,732,543 (164,217,204) 12,879,319 11,522,152 127,537,817 2,392,547 2,244,768
Nationwide GQG US Quality
Equity Fund, Class R6 917,436 13,655,261 3,570,557 (2,044,320) 351,351 (2,881,410) 12,651,439 191,690 1,472,791
Nationwide International
Equity Portfolio, Class R6 5,966,721 — 75,698,456 (10,520,025) 477,156 15,849,819 81,505,406 169,689 —
Nationwide International
Index Fund, Class R6 6,478,338 103,417,839 11,057,006 (56,121,056) 8,704,873 2,518,685 69,577,347 2,679,814 —
Nationwide Large Cap Equity
Portfolio, Class R6 ** 6,981,996 — 71,417,934 (1,458,191) 32,713 4,156,346 74,148,802 — —
Nationwide Mid Cap Market
Index Fund, Class R6 4,626,149 80,809,268 16,379,034 (14,588,038) 481,613 (3,835,943) 79,245,934 861,883 7,202,720
Nationwide U.S. 130/30
Equity Portfolio, Class R6 5,543,500 109,138,548 13,092,309 (49,866,310) 4,902,520 (212,418) 77,054,649 542,252 9,453,445
Nationwide Bond Portfolio,
Class R6 5,045,016 43,800,079 6,189,612 (6,295,276) (171,566) 974,195 44,497,044 2,031,159 —
Nationwide Loomis Core
Bond Fund, Class R6 684,729 6,529,317 493,037 (551,442) (86,577) 189,059 6,573,394 287,137 —
Total 616,971,319 205,630,488 (305,661,862) 27,571,402 28,280,485 572,791,832 9,156,171 20,373,724
Investor Destinations Moderately Aggressive
Security Description
Shares/Principal
at October 31,
2025
Market Value
October 31, 2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Strategic Income
Fund, Class R6 676,592 7,311,246 389,296 (926,898) (4,959) 139,316 6,908,001 376,668 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 9,955,872 313,324,387 6,180,838 (203,080,307) 15,814,753 12,120,472 144,360,143 2,880,271 2,762,738
Nationwide GQG US Quality
Equity Fund, Class R6 933,631 14,471,068 3,677,333 (2,580,618) 325,301 (3,018,319) 12,874,765 202,922 1,626,305
Nationwide International
Equity Portfolio, Class R6 7,429,541 — 94,939,899 (12,947,678) 648,451 18,846,855 101,487,527 190,936 —
Nationwide International
Index Fund, Class R6 7,612,065 116,334,040 7,732,797 (55,233,610) 9,025,244 3,895,105 81,753,576 3,004,345 —
Nationwide Large Cap Equity
Portfolio, Class R6 ** 8,059,228 — 83,531,399 (2,838,265) 93,282 4,802,589 85,589,005 — —
Nationwide Mid Cap Market
Index Fund, Class R6 4,154,298 73,754,311 12,506,066 (11,863,798) 493,052 (3,726,502) 71,163,129 791,980 6,653,477
Nationwide U.S. 130/30
Equity Portfolio, Class R6 6,755,354 136,984,980 14,193,748 (62,766,579) 6,527,818 (1,040,542) 93,899,425 684,678 12,163,615
Nationwide Bond Portfolio,
Class R6 19,828,539 179,707,762 17,382,297 (25,102,242) (2,247,729) 5,147,625 174,887,713 8,487,708 —
Nationwide Loomis Core
Bond Fund, Class R6 1,914,701 18,758,393 844,866 (1,500,875) (246,042) 524,783 18,381,125 811,119 —
Total 860,646,187 241,378,539 (378,840,870) 30,429,171 37,691,382 791,304,409 17,430,627 23,206,135

44 - Notes to Financial Statements - October 31, 2025 - Investor Destination Funds
Investor Destinations Moderate
Security Description
Shares/Principal
at October 31,
2025
Market Value
October 31, 2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Strategic Income
Fund, Class R6 487,035 5,274,829 282,633 (682,413) (11,211) 108,785 4,972,623 270,387 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 4,798,794 184,337,240 3,743,257 (132,300,729) 9,490,931 4,311,810 69,582,509 1,607,247 1,596,857
Nationwide GQG US Quality
Equity Fund, Class R6 421,383 6,619,481 1,443,611 (1,041,100) 151,486 (1,362,609) 5,810,869 92,271 720,145
Nationwide International
Equity Portfolio, Class R6 4,477,295 — 58,671,891 (8,873,556) 487,473 10,874,047 61,159,855 103,773 —
Nationwide International
Index Fund, Class R6 4,480,635 64,449,958 7,877,406 (31,513,797) 4,994,126 2,314,327 48,122,020 1,680,323 —
Nationwide Large Cap Equity
Portfolio, Class R6 ** 3,799,776 — 40,102,900 (2,085,548) 70,143 2,266,130 40,353,625 — —
Nationwide Mid Cap Market
Index Fund, Class R6 1,788,790 32,898,668 5,346,547 (6,249,285) 462,122 (1,816,073) 30,641,979 344,289 2,883,915
Nationwide U.S. 130/30
Equity Portfolio, Class R6 3,016,841 75,425,372 7,164,462 (42,755,920) 6,143,544 (4,043,366) 41,934,092 359,546 6,530,118
Nationwide Bond Portfolio,
Class R6 15,567,844 143,481,640 12,816,762 (21,343,921) (2,145,531) 4,499,435 137,308,385 6,611,708 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 717,665 6,878,872 275,736 (704,416) (65,314) 181,753 6,566,631 259,407 —
Nationwide Loomis Core
Bond Fund, Class R6 3,380,225 34,014,827 1,799,261 (3,861,764) (621,108) 1,118,939 32,450,155 1,454,215 —
Nationwide Loomis Short
Term Bond Fund, Class
R6 2,426,384 20,804,976 5,923,363 (2,582,462) (15,501) 254,780 24,385,156 978,608 —
Total 574,185,863 145,447,829 (253,994,911) 18,941,160 18,707,958 503,287,899 13,761,774 11,731,035
Investor Destinations Moderately Conservative
Security Description
Shares/Principal
at October 31,
2025
Market Value
October 31, 2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Strategic Income
Fund, Class R6 162,090 1,927,842 111,354 (417,091) (6,315) 39,148 1,654,938 94,348 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 1,012,203 45,310,378 1,670,088 (34,939,579) 2,062,997 573,059 14,676,943 370,007 395,545
Nationwide International
Equity Portfolio, Class R6 1,162,345 — 16,009,004 (2,897,933) 127,473 2,639,091 15,877,635 23,143 —
Nationwide International
Index Fund, Class R6 913,335 15,330,845 1,177,402 (8,226,523) 1,640,785 (113,286) 9,809,223 382,956 —
Nationwide Large Cap Equity
Portfolio, Class R6 ** 830,412 — 8,740,822 (431,495) 14,571 495,082 8,818,980 — —
Nationwide Mid Cap Market
Index Fund, Class R6 389,563 10,107,023 1,227,218 (4,060,235) 556,416 (1,157,200) 6,673,222 100,853 898,832
Nationwide U.S. 130/30
Equity Portfolio, Class R6 722,733 18,950,498 2,183,270 (11,527,471) 1,470,446 (1,030,758) 10,045,985 86,768 1,665,508
Nationwide Bond Portfolio,
Class R6 6,040,979 71,470,476 6,559,341 (25,122,588) (3,750,036) 4,124,243 53,281,436 3,305,811 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 719,960 7,527,908 359,426 (1,411,599) (133,004) 244,899 6,587,630 265,644 —
Nationwide Loomis Core
Bond Fund, Class R6 1,375,793 14,868,838 921,853 (2,763,403) (466,637) 646,960 13,207,611 605,845 —
Nationwide Loomis Short
Term Bond Fund, Class
R6 1,638,347 16,333,002 3,302,178 (3,337,413) (20,308) 187,932 16,465,391 711,018 —
Total 201,826,810 42,261,956 (95,135,330) 1,496,388 6,649,170 157,098,994 5,946,393 2,959,885

Investor Destination Funds - October 31, 2025 - Notes to Financial Statements - 45
Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfunds or at the SEC's website at www.sec.gov.
5. Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrued interest at the Federal Funds Rate plus the applicable margin. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 1, 2026. During the year ended October 31, 2025, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended October 31, 2025, none of the Funds engaged in interfund lending.
Investor Destinations Conservative
Security Description
Shares/Principal
at October 31,
2025
Market Value
October 31, 2024
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2025
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Strategic Income
Fund, Class R6 377,306 4,490,996 283,495 (1,000,517) (8,765) 87,083 3,852,292 219,685 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 432,790 28,919,285 1,223,993 (24,574,717) 1,061,509 (354,622) 6,275,448 208,650 246,956
Nationwide International
Equity Portfolio, Class R6 520,841 — 7,373,656 (1,584,990) 76,101 1,249,915 7,114,682 11,847 —
Nationwide International
Index Fund, Class R6 475,542 7,663,400 776,757 (4,131,141) 1,222,775 (424,475) 5,107,316 189,039 —
Nationwide Large Cap Equity
Portfolio, Class R6 ** 383,530 — 4,118,400 (282,846) 8,631 228,908 4,073,093 — —
Nationwide Mid Cap Market
Index Fund, Class R6 273,824 5,414,435 1,164,384 (1,680,875) 263,105 (470,438) 4,690,611 54,904 470,830
Nationwide U.S. 130/30
Equity Portfolio, Class R6 393,940 12,165,645 1,603,804 (8,526,016) 1,078,527 (846,191) 5,475,769 54,243 1,038,381
Nationwide Bond Portfolio,
Class R6 8,391,292 101,659,295 8,078,500 (36,384,104) (5,189,538) 5,847,044 74,011,197 4,615,477 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,386,748 14,741,706 760,532 (3,036,665) (216,571) 439,740 12,688,742 522,199 —
Nationwide Loomis Core
Bond Fund, Class R6 2,514,988 29,410,170 1,799,176 (7,405,113) (668,646) 1,008,299 24,143,886 1,169,709 —
Nationwide Loomis Short
Term Bond Fund, Class
R6 3,178,658 29,479,362 8,680,846 (6,535,683) 11,775 309,211 31,945,511 1,336,079 —
Total 233,944,294 35,863,543 (95,142,667) (2,361,097) 7,074,474 179,378,547 8,381,832 1,756,167
*
Purchases include reinvestment of income and realized gain distributions, as applicable.
**
Non-income producing security.

46 - Notes to Financial Statements - October 31, 2025 - Investor Destination Funds
6. Investment Transactions
For the year ended October 31, 2025, purchases and sales of securities (excluding short-term securities) were as follows:
7. Portfolio Investment Risks
(a) Risks Associated with Underlying Funds
The Underlying Funds in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfunds for series of the Trust or at the SEC's website at www.sec.gov.
Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such affiliated Underlying Fund’s annual report to shareholders.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
9. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax
Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
10. Other Matters
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
Fund Purchases
*
Sales
Investor Destinations Aggressive $ 259,730,694 $ 321,223,451
Investor Destinations Moderately Aggressive 304,719,522 395,680,892
Investor Destinations Moderate 202,940,206 278,233,267
Investor Destinations Moderately Conservative 71,731,255 109,200,578
Investor Destinations Conservative 82,736,966 133,640,469
* Purchases include reinvestments of income and realized gain distributions, as applicable.

Investor Destination Funds - October 31, 2025 - Notes to Financial Statements - 47
11. Other
As of October 31, 2025, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
12. Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2025 was as follows:
The tax character of distributions paid during the year ended October 31, 2024 was as follows:
As of October 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:
Fund % of Shares
Number of
Accounts
Investor Destinations Aggressive 47.21% 3(a)
Investor Destinations Moderately Aggressive 40.23 2
Investor Destinations Moderate 38.71 2
Investor Destinations Moderately Conservative 35.27 1
Investor Destinations Conservative 21.57 1
(a) All or a portion of the accounts are the accounts of affiliated funds.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Investor Destinations Aggressive $ 16,428,565 $ 87,256,367 $ 103,684,932 $ – $ 103,684,932
Investor Destinations Moderately Aggressive 26,182,597 105,487,368 131,669,965 – 131,669,965
Investor Destinations Moderate 20,781,401 58,752,476 79,533,877 – 79,533,877
Investor Destinations Moderately
Conservative 8,166,799 13,527,707 21,694,506 – 21,694,506
Investor Destinations Conservative 10,501,945 4,627,893 15,129,838 – 15,129,838
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Investor Destinations Aggressive $ 11,275,438 $ 25,398,410 $ 36,673,848 $ – $ 36,673,848
Investor Destinations Moderately Aggressive 20,223,211 36,963,016 57,186,227 – 57,186,227
Investor Destinations Moderate 18,158,839 23,300,204 41,459,043 – 41,459,043
Investor Destinations Moderately
Conservative 7,816,132 4,373,711 12,189,843 – 12,189,843
Investor Destinations Conservative 10,720,016 – 10,720,016 – 10,720,016
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)*
Total
Accumulated
Earnings
(Deficit)
Investor Destinations Aggressive $ 5,549,440 $ 32,178,087 $ 37,727,527 $ – $ – 129,117,907 166,845,434
Investor Destinations Moderately Aggressive 7,177,699 35,072,342 42,250,041 – – 143,564,827 185,814,868
Investor Destinations Moderate 5,864,240 14,918,334 20,782,574 – – 70,249,142 91,031,716
Investor Destinations Moderately Conservative 1,278,260 784,912 2,063,172 – – 14,994,230 17,057,402
Investor Destinations Conservative 488,717 – 488,717 – (9,792,368) 6,303,828 (2,999,823)
*
The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

48 - Notes to Financial Statements - October 31, 2025 - Investor Destination Funds
As of October 31, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
As of October 31, 2025, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of October 31, 2025.
13. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Investor Destinations Aggressive $ 570,342,216 $ 129,854,362 $ (736,455) $ 129,117,907
Investor Destinations Moderately Aggressive 814,752,099 146,191,747 (2,626,921) 143,564,826
Investor Destinations Moderate 652,898,856 77,080,007 (6,830,866) 70,249,141
Investor Destinations Moderately Conservative 221,267,496 17,640,255 (2,646,025) 14,994,230
Investor Destinations Conservative 269,882,709 10,944,321 (4,640,492) 6,303,829
Fund Amount
Investor Destinations Conservative $ (9,792,368)

Investor Destinations Funds - October 31, 2025 - Report of Independent Registered Public Accounting Firm - 49
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide Investor Destinations
Aggressive Fund, Nationwide Investor Destinations Moderately Aggressive Fund, Nationwide Investor Destinations
Moderate Fund, Nationwide Investor Destinations Moderately Conservative Fund and Nationwide Investor Destinations
Conservative Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Nationwide
Investor Destinations Aggressive Fund, Nationwide Investor Destinations Moderately Aggressive Fund, Nationwide Investor
Destinations Moderate Fund, Nationwide Investor Destinations Moderately Conservative Fund and Nationwide Investor Destinations
Conservative Fund (five of the funds constituting Nationwide Mutual Funds, hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31,
2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agents and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.

50 - Supplemental Information - October 31, 2025 (Unaudited) - Investor Destinations Funds
Other Federal Tax Information
For the year ended October 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2025 Form 1099-DIV.
For the taxable year ended October 31, 2025, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Fund designates the following amount, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of October 31, 2025, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
October 31, 2025, the foreign tax credit for each Fund was as follows:
Fund
Dividends Received
Deduction
Investor Destinations Aggressive 21 .22%
Investor Destinations Moderately Aggressive 16 .61
Investor Destinations Moderate 11 .58
Investor Destinations Moderately Conservative 7 .58
Investor Destinations Conservative 4 .16
Fund Amount
Investor Destinations Aggressive $ 87,256,367
Investor Destinations Moderately Aggressive 105,487,368
Investor Destinations Moderate 58,752,476
Investor Destinations Moderately Conservative 13,527,707
Investor Destinations Conservative 4,627,893
Fund Amount Per Share
Investor Destinations Aggressive $ 2,473,845 $ 0.0382
Investor Destinations Moderately Aggressive 2,939,879 0.0327
Investor Destinations Moderate 1,482,189 0.0222
Investor Destinations Moderately Conservative 377,039 0.0176
Investor Destinations Conservative 180,139 0.0072
Fund Amount Per Share
Investor Destinations Aggressive $ 255,049 $ 0.0039
Investor Destinations Moderately Aggressive 301,943 0.0034
Investor Destinations Moderate 142,592 0.0021
Investor Destinations Moderately Conservative 32,777 0.0015
Investor Destinations Conservative 13,543 0.0005

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-ID (12-25)
Call 800-848-0920 to request a paper copy of a summary prospectus, statutory prospectus, Statement of Additional Information
(SAI), or shareholder report. You may also download these documents at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds are distributed by Nationwide Fund Distributors, LLC (NFD), Member FINRA, Columbus, OH. Nationwide
Life Insurance Company, Nationwide Life and Annuity Company, Nationwide Investment Services Corporation and Nationwide
Fund Distributors are separate but affiliated companies. NFD is not affiliated with any subadviser contracted by Nationwide Fund
Advisors, except for Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company .
© 2025 Nationwide

Annual Financial Statements
October 31, 2025
Nationwide Mutual Funds
Fixed Income Funds
Nationwide Government Money Market Fund
Nationwide Inflation-Protected Securities Fund
Nationwide Invesco Core Plus Bond Fund
(formerly, Nationwide BNY Mellon Core Plus Bond Fund)
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
IMPORTANT INFORMATION
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by:
- Calling 1-800-848-0920
- Logging into your account at https://www.nationwide.com/personal/investing/mutual-funds/
and choosing ‘Log in’, or by contacting your financial intermediary (such as a broker-dealer or bank).
You can access the full report and other details online at
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/

Nationwide Funds
®
Important Disclosure Information
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or rollover any asset, adopt an investment strategy, retain a specific investment manager, or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://ww w .sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund.
The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted for proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available:
- By calling 800-848-0920
- On the Fund’s website at https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/
- On the SEC’s website at http://www.sec.gov
Funds are required to disclose proxy votes using the issuer’s proxy card language and order, categorize votes by topic, and report shares voted versus shares loaned but not recalled.

Statements of Investments 2
Statements of Assets and Liabilities 54
Statements of Operations 58
Statements of Changes in Net Assets 60
Financial Highlights 70
Notes to Financial Statements 75
Report of Independent Registered Public Accounting Firm 104
Supplemental Information 105

2 - Statements of Investments - October 31, 2025 - Nationwide Government Money Market Fund
U.S. Government Agency Securities 16 .9%
Principal
Amount ($) Value ($)
FFCB
(SOFR + 0.06%), 4.10%,
12/2/2025(a) 1,300,000 1,300,000
(SOFR + 0.14%), 4.18%,
9/25/2026(a) 600,000 600,000
(SOFR + 0.14%), 4.18%,
12/2/2026(a) 1,700,000 1,700,000
FHLB
(SOFR + 0.16%), 4.43%,
11/3/2025(a) 2,000,000 2,000,000
4.23%, 11/5/2025 1,600,000 1,599,264
4.22%, 11/13/2025 1,600,000 1,597,795
(SOFR + 0.16%), 4.20%,
11/14/2025(a) 3,000,000 3,000,000
3.98%, 12/8/2025 1,400,000 1,394,324
(SOFR + 0.15%), 4.19%,
12/8/2025(a) 2,000,000 2,000,000
(SOFR + 0.00%), 4.04%,
12/11/2025(a) 3,500,000 3,500,000
(SOFR + 0.00%), 4.04%,
12/17/2025(a) 7,500,000 7,500,000
(SOFR + 0.00%), 4.04%,
12/18/2025(a) 6,200,000 6,200,000
(SOFR + 0.00%), 4.04%,
1/5/2026(a) 6,000,000 6,000,000
(SOFR + 0.15%), 4.19%,
1/5/2026(a) 2,000,000 2,000,000
(SOFR + 0.00%), 4.04%,
1/14/2026 3,600,000 3,600,000
(SOFR + 0.02%), 4.06%,
1/20/2026(a) 1,800,000 1,800,000
4.02%, 2/5/2026 1,500,000 1,484,200
(SOFR + 0.03%), 4.07%,
2/19/2026(a) 1,000,000 1,000,000
4.40%, 3/13/2026 1,426,133 1,426,133
(SOFR + 0.00%), 4.04%,
3/20/2026(a) 1,900,000 1,900,000
(SOFR + 0.02%), 4.06%,
4/16/2026(a) 1,500,000 1,500,000
(SOFR + 0.01%), 4.05%,
4/20/2026(a) 1,400,000 1,400,000
4.25%, 4/20/2026 3,300,000 3,300,000
4.13%, 5/13/2026 3,000,000 3,000,000
(SOFR + 0.01%), 4.05%,
5/20/2026(a) 1,000,000 1,000,000
(SOFR + 0.03%), 4.07%,
5/28/2026(a) 2,000,000 2,000,000
4.03%, 6/3/2026 2,900,000 2,900,000
4.16%, 6/9/2026 3,300,000 3,300,000
3.86%, 6/10/2026 2,800,000 2,800,000
(SOFR + 0.02%), 4.06%,
6/18/2026(a) 1,400,000 1,400,000
(SOFR + 0.03%), 4.07%,
6/29/2026(a) 1,400,000 1,400,000
(SOFR + 0.14%), 4.18%,
9/10/2026(a) 1,000,000 1,000,000
(SOFR + 0.14%), 4.18%,
9/14/2026(a) 1,000,000 1,000,000
(SOFR + 0.14%), 4.18%,
9/18/2026(a) 1,500,000 1,500,000
3.80%, 11/6/2026 5,400,000 5,400,000
3.84%, 11/6/2026 2,700,000 2,700,000
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
FHLB
(SOFR + 0.05%), 4.09%,
12/23/2026(a) 1,500,000 1,499,727
(SOFR + 0.10%), 4.14%,
3/16/2027(a) 1,400,000 1,400,000
(SOFR + 0.14%), 4.18%,
9/23/2027(a) 1,000,000 1,000,000
(SOFR + 0.18%), 4.22%,
10/8/2027(a) 2,400,000 2,400,000
FHLMC
(SOFR + 0.12%), 4.16%,
4/2/2026(a) 900,000 900,000
(SOFR + 0.14%), 4.18%,
10/16/2026(a) 2,000,000 2,000,000
FNMA
(SOFR + 0.10%), 4.14%,
6/18/2026(a) 1,300,000 1,300,000
(SOFR + 0.14%), 4.18%,
9/11/2026(a) 1,000,000 1,000,000
(SOFR + 0.14%), 4.18%,
10/23/2026(a) 1,000,000 1,000,000
(SOFR + 0.14%), 4.18%,
11/20/2026(a) 1,500,000 1,500,000
(SOFR + 0.14%), 4.18%,
12/11/2026(a) 1,000,000 1,000,000
Total U.S. Government Agency Securities
(cost $102,201,443)
102,201,443
U.S. Treasury Obligations 51 .6%
U.S. Treasury Bills
4.20%, 11/4/2025 8,800,000 8,796,952
4.19%, 11/6/2025 12,000,000 11,993,121
4.03%, 11/12/2025 18,000,000 17,977,945
4.19%, 11/13/2025 12,700,000 12,682,550
4.29%, 11/18/2025 1,900,000 1,896,205
4.19%, 11/20/2025 6,400,000 6,386,043
4.21%, 11/25/2025 15,400,000 15,357,239
4.17%, 11/28/2025 21,800,000 21,733,064
4.27%, 12/2/2025 6,000,000 5,978,248
4.19%, 12/4/2025 7,400,000 7,372,080
3.98%, 12/9/2025 6,000,000 5,974,952
4.14%, 12/11/2025 7,400,000 7,366,555
4.05%, 12/16/2025 12,400,000 12,337,889
4.24%, 12/18/2025 3,300,000 3,282,099
3.92%, 12/23/2025 7,500,000 7,457,750
4.25%, 12/26/2025 7,500,000 7,453,365
4.20%, 1/2/2026 3,000,000 2,978,765
3.90%, 1/13/2026 2,000,000 1,984,386
3.88%, 1/15/2026 4,200,000 4,166,356
4.06%, 1/22/2026 15,300,000 15,162,298
4.21%, 1/29/2026 3,500,000 3,464,351
3.82%, 2/10/2026 4,700,000 4,650,223
4.05%, 2/12/2026 6,000,000 5,931,848
3.86%, 2/17/2026 7,500,000 7,414,275
4.12%, 2/19/2026 8,900,000 8,791,306
3.78%, 2/24/2026 2,000,000 1,976,138
3.80%, 3/12/2026 2,900,000 2,860,638
4.00%, 3/19/2026 5,500,000 5,418,501
3.77%, 4/9/2026 2,900,000 2,852,673
3.75%, 4/16/2026 4,700,000 4,620,138
3.73%, 4/23/2026 4,400,000 4,322,611

Nationwide Government Money Market Fund - October 31, 2025 - Statements of Investments - 3
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bills
3.71%, 4/30/2026 3,000,000 2,945,400
4.09%, 5/14/2026 4,700,000 4,600,462
4.09%, 7/9/2026 3,700,000 3,599,149
U.S. Treasury Notes
4.88%, 11/30/2025 1,000,000 1,000,395
(US Treasury 3 Month
Bill Money Market Yield +
0.25%), 4.01%, 1/31/2026(a) 5,700,000 5,700,573
1.63%, 2/15/2026 1,000,000 992,386
0.50%, 2/28/2026 1,200,000 1,185,351
4.63%, 2/28/2026 4,000,000 4,004,463
4.50%, 3/31/2026 1,000,000 1,001,451
(US Treasury 3 Month
Bill Money Market Yield +
0.15%), 3.92%, 4/30/2026(a) 13,600,000 13,600,007
4.88%, 5/31/2026 1,000,000 1,003,855
4.63%, 6/30/2026 1,100,000 1,103,312
(US Treasury 3 Month
Bill Money Market Yield +
0.18%), 3.95%, 7/31/2026(a) 9,100,000 9,095,333
3.75%, 8/31/2026 1,300,000 1,300,449
3.50%, 9/30/2026 2,500,000 2,495,211
1.13%, 10/31/2026 1,600,000 1,560,996
(US Treasury 3 Month
Bill Money Market
Yield + 0.21%), 3.97%,
10/31/2026(a) 4,500,000 4,501,473
(US Treasury 3 Month
Bill Money Market Yield +
0.10%), 3.86%, 1/31/2027(a) 11,300,000 11,299,812
(US Treasury 3 Month
Bill Money Market Yield +
0.16%), 3.93%, 4/30/2027(a) 3,400,000 3,400,000
(US Treasury 3 Month
Bill Money Market Yield +
0.16%), 3.92%, 7/31/2027(a) 7,900,000 7,896,056
Total U.S. Treasury Obligations
(cost $312,926,698) 312,926,698
Repurchase Agreements 31 .3%
Banco Santander SA, 4.17%,
dated 10/31/2025, due
11/3/2025, repurchase
price $65,022,588,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.25% -
7.50%, maturing 7/31/2026
- 10/15/2060; total market
value $67,525,568.(b) 65,000,000 65,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Canadian Imperial Bank of
Commerce, 4.15%, dated
10/31/2025, due 11/3/2025,
repurchase price
$75,025,938, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 7.00%, maturing
4/30/2026 - 8/15/2055;
total market value
$76,500,000.(b) 75,000,000 75,000,000
MUFG Securities Ltd.,
4.14%, dated 10/31/2025,
due 11/3/2025, repurchase
price $10,003,450,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.38% - 4.38%, maturing
1/15/2027 - 8/15/2053;
total market value
$10,200,020.(b) 10,000,000 10,000,000
MUFG Securities Ltd.,
4.15%, dated 10/31/2025,
due 11/3/2025, repurchase
price $40,013,833,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.46% -
6.50%, maturing 8/26/2026
- 9/1/2055; total market
value $43,077,101.(b) 40,000,000 40,000,000
Total Repurchase Agreements
(cost $190,000,000)
190,000,000
Total Investments
(cost $605,128,141) — 99.8% 605,128,141
Other assets in excess of liabilities — 0.2% 1,359,436
NET ASSETS — 100.0%
$606,487,577
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2025.
(b) Please refer to Note 2 for additional information on the joint repurchase agreement.
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
SOFR Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.

4 - Statements of Investments - October 31, 2025 - Nationwide Inflation-Protected Securities Fund
Asset-Backed Securities 6 .4%
Principal
Amount ($) Value ($)
Automobiles 0 .2%
Chesapeake Funding II LLC,
Series 2023-2A, Class A1,
6.16%, 10/15/2035(a) 405,623 410,845
Equipment Loans & Leases 0 .4%
CCG Receivables Trust,
Series 2023-2, Class A2,
6.28%, 4/14/2032(a) 392,805 397,216
Dell Equipment Finance Trust,
Series 2023-3, Class A3,
5.93%, 4/23/2029(a) 289,862 291,674
688,890
Other 5 .8%
Alterna Funding III LLC,
Series 2024-1A, Class A,
6.26%, 5/16/2039(a) 366,904 367,242
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class XRR,
4.83%, 1/17/2038(a)(b) 425,000 424,991
Cedar Funding X CLO Ltd.,
Series 2019-10A, Class
XR2, 4.78%, 10/20/2037(a)
(b) 400,000 399,994
Cedar Funding XIV CLO Ltd.,
Series 2021-14A, Class X,
4.95%, 10/15/2037(a)(b) 742,857 742,412
FCI Funding LLC, Series
2024-1A, Class A, 5.44%,
8/15/2036(a) 268,989 269,059
FirstKey Homes Trust, Series
2020-SFR2, Class C,
1.67%, 10/19/2037(a) 1,000,000 997,763
FNA LLC, Series 2025-
1, Class A, 5.62%,
3/15/2045(a)(b) 652,613 655,987
Goodgreen, Series 2022-
1A, Class A, 3.84%,
10/15/2056(a) 314,176 272,398
HTS Fund II LLC, Series
2025-1, Class A, 5.35%,
6/23/2045(a) 800,000 800,298
Magnetite XXIX Ltd., Series
2021-29A, Class X, 4.90%,
7/15/2037(a)(b) 650,000 650,360
Progress Residential Trust,
Series 2022-SFR2, Class D,
3.95%, 4/17/2027(a) 1,100,000 1,078,569
RCKTL, Series 2025-
2A, Class B, 4.60%,
11/27/2034(a) 550,000 550,097
Reach ABS Trust
Series 2025-1A, Class A,
4.96%, 8/16/2032(a) 260,020 260,601
Series 2025-2A, Class A,
4.93%, 8/18/2032(a) 222,975 223,664
SPS Servicer Advance
Receivables Trust, Series
2020-T2, Class A, 1.83%,
11/15/2055(a) 1,290,000 1,291,404
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Tricon Residential Trust,
Series 2024-SFR1, Class B,
4.75%, 4/17/2041(a) 200,000 199,389
9,184,228
Total Asset-Backed Securities
(cost $10,244,858)
10,283,963
Collateralized Mortgage Obligations 0 .7%
FHLMC REMICS, Series
2296, Class H, 6.50%,
3/15/2031 8 8
FNMA REMICS, Series
2013-59, Class MX, 2.50%,
9/25/2042 519,607 497,988
GCAT Trust, Series 2022-
HX1, Class A1, 2.89%,
12/27/2066(a)(b) 603,446 569,094
Reach ABS Trust, Series
2024-1A, Class A, 6.30%,
2/18/2031(a) 8,631 8,636
Total Collateralized Mortgage Obligations
(cost $1,137,270)
1,075,726
Mortgage-Backed Securities 0 .9%
FNMA Pool
Pool# 874982
6.81%, 11/1/2025 1,175,821 1,172,114
Pool# 773298
6.50%, 4/1/2035(b) 187,433 193,423
Pool# 745769
6.48%, 7/1/2036(b) 68,554 69,908
Total Mortgage-Backed Securities
(cost $1,431,362)
1,435,445
U.S. Government Agency Security 4 .6%
Tennessee Valley Authority,
4.88%, 5/15/2035 7,000,000 7,268,588
Total U.S. Government Agency Security
(cost $8,005,171)
7,268,588
U.S. Treasury Obligations 86 .4%
U.S. Treasury Inflation Linked
Bonds
1.75%, 1/15/2028 7,422,960 7,511,310
3.63%, 4/15/2028 (c) 10,015,350 10,588,451
2.50%, 1/15/2029 3,772,425 3,922,420
3.88%, 4/15/2029 6,503,442 7,069,028
0.63%, 2/15/2043 9,652,609 7,392,067
1.38%, 2/15/2044 4,517,825 3,896,762
0.75%, 2/15/2045 4,127,400 3,110,711
1.00%, 2/15/2046 2,905,534 2,264,641

Nationwide Inflation-Protected Securities Fund - October 31, 2025 - Statements of Investments - 5
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Inflation Linked
Bonds
0.88%, 2/15/2047 6,710,550 5,012,352
1.00%, 2/15/2048 1,970,685 1,493,087
1.00%, 2/15/2049 1,609,350 1,200,726
U.S. Treasury Inflation Linked
Notes
0.38%, 7/15/2027 12,581,895 12,460,709
1.63%, 10/15/2027 8,749,360 8,855,226
0.50%, 1/15/2028 13,790,910 13,583,707
0.88%, 1/15/2029 3,207,650 3,172,289
2.13%, 4/15/2029 3,927,825 4,037,690
0.25%, 7/15/2029 (c) 2,533,100 2,450,674
0.13%, 1/15/2030 7,555,320 7,197,681
0.13%, 7/15/2030 4,422,600 4,196,383
0.13%, 7/15/2031 9,670,160 9,014,861
0.63%, 7/15/2032 4,460,200 4,215,794
1.13%, 1/15/2033 3,262,860 3,158,123
1.38%, 7/15/2033 (c) 4,266,960 4,198,171
1.75%, 1/15/2034 2,634,875 2,644,739
2.13%, 1/15/2035 3,079,740 3,168,528
1.88%, 7/15/2035 1,513,440 1,525,871
Total U.S. Treasury Obligations
(cost $144,174,504)
137,342,001
Repurchase Agreement 0 .7%
CF Secured, LLC
4.13%, dated
10/31/2025, due
11/3/2025, repurchase
price $1,075,270,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
11/30/2025 - 2/15/2055;
total market value
$1,096,775. (d)(e) 1,074,900 1,074,900
Total Repurchase Agreement
(cost $1,074,900)
1,074,900
Total Investments
(cost $166,068,065) — 99.7%
158,480,623
Other assets in excess of
liabilities — 0.3% 468,750
NET ASSETS — 100.0%
$ 158,949,373
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2025
was $10,861,693 which represents 6.83% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of October 31, 2025.
(c) The security or a portion of this security is on loan as of
October 31, 2025. The total value of securities on loan as of
October 31, 2025 was $1,383,846, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $1,074,900 and by $341,296 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 3.88%, and maturity dates ranging from
1/31/2026 - 2/15/2043, a total value of $1,416,196.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2025 was $1,074,900.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
REMICS Real Estate Mortgage Investment Conduits

6 - Statements of Investments - October 31, 2025 - Nationwide Inflation-Protected Securities Fund
Futures contracts outstanding as of October 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 161 12/2025 USD 17,582,961 8,500
Net contracts 8,500
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Invesco Core Plus Bond Fund - October 31, 2025 - Statements of Investments - 7
Asset-Backed Securities 16 .4%
Principal
Amount ($) Value ($)
Airlines 0 .2%
American Airlines, Inc.
Series B 5.65%, 11/11/2034 66,000 66,759
Series 2025-1 4.90%,
11/11/2039 166,000 166,348
United Airlines Pass-Through
Trust, Series 2016-1, Class
B, 3.65%, 1/7/2026 33,976 33,890
266,997
Automobiles 1 .1%
Avis Budget Rental Car
Funding AESOP LLC
Series 2025-3A, Class B,
4.46%, 2/20/2030(a) 100,000 99,637
Series 2025-4A, Class C,
5.26%, 2/20/2032(a) 100,000 99,346
Bayview Opportunity Master
Fund VII Trust, Series
2024-SN1, Class C, 5.83%,
12/15/2028(a) 336,000 339,291
Enterprise Fleet Financing
LLC
Series 2025-2, Class A3,
4.41%, 6/20/2029(a) 50,000 50,365
Series 2025-4, Class A3,
4.11%, 12/20/2029(a) 190,000 190,015
Exeter Automobile
Receivables Trust, Series
2025-1A, Class C, 5.09%,
5/15/2031 114,000 114,942
Hertz Vehicle Financing III LP,
Series 2021-2A, Class A,
1.68%, 12/27/2027(a) 100,000 97,534
Huntington Bank Auto Credit-
Linked Notes, Series
2024-2, Class B1, 5.44%,
10/20/2032(a) 152,586 154,130
Merchants Fleet Funding LLC,
Series 2024-1A, Class D,
6.85%, 4/20/2037(a) 176,000 178,309
NextGear Floorplan Master
Owner Trust, Series 2025-
2A, Class A2, 4.23%,
10/15/2030(a) 100,000 99,905
Santander Drive Auto
Receivables Trust, Series
2025-1, Class C, 5.04%,
3/17/2031 43,000 43,495
US Bank NA, Series 2023-
1, Class B, 6.79%,
8/25/2032(a) 64,160 64,853
Westlake Automobile
Receivables Trust, Series
2025-1A, Class C, 5.14%,
10/15/2030(a) 25,000 25,229
1,557,051
Asset-Backed Securities
Principal
Amount ($) Value ($)
Credit Card 0 .5%
Synchrony Card Funding LLC,
Series 2024-A2, Class A,
4.93%, 7/15/2030 700,000 711,030
Equipment Loans & Leases 0 .1%
Barings Equipment Finance
LLC, Series 2025-B, Class
A3, 4.13%, 10/13/2032(a) 190,000 190,017
Home Equity 1 .6%
GS Mortgage-Backed
Securities Trust
Series 2025-HE1, Class A1,
5.73%, 10/25/2055(a)(b) 310,911 311,771
Series 2025-HE2, Class A1,
5.75%, 12/25/2065(a)(b) 308,000 308,003
OBX Trust, Series 2025-
HE2, Class A1, 5.63%,
8/25/2055(a)(b) 335,738 337,016
RCKT Mortgage Trust
Series 2025-CES6, Class
A1A, 5.47%, 6/25/2055(a)
(c) 973,207 981,867
Series 2025-CES7, Class
A1A, 5.38%, 7/25/2055(a)
(c) 379,982 382,898
2,321,555
Other 12 .8%
Bain Capital Credit CLO Ltd.
Series 2021-3A, Class AR,
4.93%, 7/24/2034(a)(b) 710,000 710,265
Series 2021-4A, Class A1R,
5.08%, 10/20/2034(a)(b) 710,000 711,216
Series 2019-3A, Class ARR,
4.90%, 10/21/2034(a)(b) 710,000 710,223
Series 2021-6A, Class A1R,
4.96%, 10/21/2034(a)(b) 710,000 710,623
Series 2021-5A, Class A1R,
5.01%, 10/23/2034(a)(b) 710,000 710,768
Series 2019-4A, Class
A1RR, 4.85%, 4/23/2035(a)
(b) 710,000 710,163
Barings CLO Ltd., Series
2021-2A, Class A1R,
4.97%, 7/15/2034(a)(b) 305,000 305,281
Benefit Street Partners CLO
XXIII Ltd., Series 2021-
23A, Class A1R, 4.96%,
4/25/2034(a)(b) 1,000,000 1,001,303
Carlyle Global Market
Strategies CLO Ltd.
Series 2015-4A, Class
A1R3, 4.80%, 7/20/2032(a)
(b) 289,865 290,027
Series 2016-1A, Class
A1R3, 4.97%, 4/20/2034(a)
(b) 300,000 299,551
Centersquare Issuer LLC
Series 2025-3A, Class A2,
5.00%, 8/25/2055(a) 235,000 229,864

8 - Statements of Investments - October 31, 2025 - Nationwide Invesco Core Plus Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2025-4A, Class A2,
5.20%, 8/25/2055 250,000 236,196
Compass Datacenters Issuer
II LLC, Series 2025-
2A, Class A1, 4.93%,
11/25/2050(a) 120,000 120,113
CyrusOne Data Centers
Issuer I LLC, Series 2025-
1A, Class A2, 5.91%,
2/20/2050(a) 45,000 45,916
DB Master Finance LLC
Series 2019-1A, Class A23,
4.35%, 5/20/2049(a) 98,700 97,572
Series 2021-1A, Class A2II,
2.49%, 11/20/2051(a) 342,650 322,499
Series 2025-1A, Class A2I,
4.89%, 8/20/2055(a) 110,000 110,279
Series 2025-1A, Class A2II,
5.17%, 8/20/2055(a) 90,000 90,584
Domino's Pizza Master Issuer
LLC
Series 2021-1A, Class A2I,
2.66%, 4/25/2051(a) 92,388 87,724
Series 2025-1A, Class A2I,
4.93%, 7/25/2055(a) 370,000 372,850
Series 2025-1A, Class A2II,
5.22%, 7/25/2055(a) 300,000 303,385
Elmwood CLO 15 Ltd., Series
2022-2A, Class A1R,
5.01%, 4/22/2035(a)(b) 250,000 250,067
Fort Greene Park CLO LLC,
Series 2025-2A, Class AR,
4.81%, 4/22/2034(a)(b) 300,000 299,243
Fortress Credit Opportunities
XXXI CLO Ltd., Series
2025-31A, Class A1, 5.38%,
7/20/2033(a)(b) 112,497 112,662
Frontier Issuer LLC, Series
2023-1, Class A2, 6.60%,
8/20/2053(a) 95,000 96,182
GoldenTree Loan
Management US CLO
11 Ltd., Series 2021-
11A, Class AR, 4.96%,
10/20/2034(a)(b) 300,000 299,783
GreenSky Home Improvement
Issuer Trust, Series
2024-2, Class A4, 5.15%,
10/27/2059(a) 162,310 164,791
Harbor Park CLO Ltd., Series
2018-1A, Class AR2,
4.83%, 1/20/2031(a)(b) 250,000 250,108
Hilton Grand Vacations Trust,
Series 2025-1A, Class A,
4.88%, 5/27/2042(a) 573,063 580,578
Jersey Mike's Funding, Series
2025-1A, Class A2, 5.61%,
8/16/2055(a) 600,000 610,631
Juniper Valley Park CLO Ltd.,
Series 2023-1A, Class ARR,
4.96%, 7/20/2036(a)(b) 535,000 534,464
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Neuberger Berman Loan
Advisers CLO 38 Ltd.,
Series 2020-38A, Class
AR2, 4.84%, 10/20/2036(a)
(b) 710,000 710,029
Neuberger Berman Loan
Advisers CLO 47 Ltd.,
Series 2022-47A, Class AR,
5.20%, 4/16/2035(a)(b) 255,000 255,153
Palmer Square Loan Funding
Ltd., Series 2025-2A, Class
A1, 5.23%, 7/15/2033(a)(b) 250,000 249,894
Pikes Peak CLO 6, Series
2020-6A, Class ARR,
5.13%, 5/18/2034(a)(b) 250,000 249,738
Rockford Tower CLO Ltd.,
Series 2025-1A, Class A1,
5.11%, 3/31/2038(a)(b) 250,000 250,366
RR 17 Ltd., Series 2021-
17A, Class A1AR, 4.97%,
7/15/2034(a)(b) 625,000 625,039
Sonic Capital LLC
Series 2020-1A, Class A2I,
3.85%, 1/20/2050(a) 729,268 718,663
Series 2021-1A, Class A2I,
2.19%, 8/20/2051(a) 479,583 444,484
Series 2021-1A, Class A2II,
2.64%, 8/20/2051(a) 815,292 706,505
Subway Funding LLC
Series 2024-3A, Class A23,
5.91%, 7/30/2054(a) 92,070 91,405
Series 2024-1A, Class A2II,
6.27%, 7/30/2054(a) 94,050 96,147
Series 2024-1A, Class A23,
6.51%, 7/30/2054(a) 94,050 97,272
Switch ABS Issuer LLC,
Series 2025-2A, Class A21,
5.12%, 10/25/2055(a) 130,000 130,120
Symphony CLO XXIII Ltd.,
Series 2020-23A, Class
AR2, 4.80%, 1/15/2034(a)
(b) 230,957 230,728
Symphony CLO XXIV Ltd.,
Series 2020-24A, Class
A1R, 5.26%, 10/23/2035(a)
(b) 766,000 766,025
Taco Bell Funding LLC
Series 2025-1A, Class A2I,
4.82%, 8/25/2055(a) 160,000 159,201
Series 2025-1A, Class A2II,
5.05%, 8/25/2055(a) 90,000 89,799
Zayo Issuer LLC
Series 2025-2A, Class A2,
5.95%, 6/20/2055(a) 694,311 712,417
Series 2025-3A, Class A2,
5.57%, 10/20/2055(a) 263,000 264,395
18,222,291

Nationwide Invesco Core Plus Bond Fund - October 31, 2025 - Statements of Investments - 9
Asset-Backed Securities
Principal
Amount ($) Value ($)
Student Loan 0 .1%
Navient Refinance Loan Trust,
Series 2025-A, Class A,
5.15%, 2/16/2055(a) 87,550 88,648
Total Asset-Backed Securities
(cost $23,281,596)
23,357,589
Collateralized Mortgage Obligations 7 .3%
Angel Oak Mortgage Trust
Series 2024-3, Class A2,
4.80%, 11/26/2068(a)(c) 104,577 103,841
Series 2024-2, Class A1,
5.99%, 1/25/2069(a)(c) 737,163 743,323
BRAVO Residential Funding
Trust, Series 2023-
NQM5, Class A2, 6.86%,
6/25/2063(a)(c) 60,467 60,885
COLT Mortgage Loan Trust
Series 2023-3, Class A2,
7.43%, 9/25/2068(a)(c) 60,865 61,562
Series 2025-8, Class A1,
5.48%, 8/25/2070(a)(c) 596,654 601,989
Connecticut Avenue Securities
Trust, Series 2025-
R04, Class 1A1, 5.18%,
5/25/2045(a)(b) 68,976 69,088
Cross Mortgage Trust
Series 2024-H2, Class A1,
6.09%, 4/25/2069(a)(c) 65,225 65,821
Series 2024-H2, Class A3,
6.52%, 4/25/2069(a)(c) 65,225 65,739
Series 2024-H8, Class A1,
5.55%, 12/25/2069(a)(b) 239,808 241,173
Series 2025-H2, Class A2,
5.46%, 3/25/2070(a)(c) 88,836 89,041
EFMT
Series 2025-NQM2, Class
A1, 5.60%, 6/25/2070(a)(c) 192,692 194,158
Series 2025-NQM5, Class
A1, 5.03%, 11/25/2070(a)(b) 390,000 389,071
FHLMC STACR REMIC Trust
Series 2023-DNA1, Class
M1A, 6.29%, 3/25/2043(a)
(b) 1,067,214 1,082,640
Series 2025-DNA4, Class
A1, 5.09%, 10/25/2045(a)(b) 40,000 40,012
GCAT Trust
Series 2025-NQM2, Class
A1, 5.60%, 4/25/2070(a)(c) 188,248 189,780
Series 2025-NQM4, Class
A1A, 5.53%, 6/25/2070(a)
(c) 681,548 687,469
GS Mortgage-Backed
Securities Trust
Series 2025-NQM5, Class
A1, 5.01%, 7/25/2065(a)(c) 228,000 227,549
Series 2025-NQM4, Class
A1, 5.01%, 10/25/2065(a)(c) 474,730 474,126
Series 2025-NQM3, Class
A1, 5.14%, 11/25/2065(a)(c) 467,072 467,087
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
J.P. Morgan Mortgage Trust
Series 2025-NQM3, Class
A1, 5.50%, 11/25/2065(a)(b) 805,578 810,697
Series 2025-NQM4, Class
A1, 4.95%, 3/25/2066(a)(b) 65,000 64,848
Morgan Stanley Residential
Mortgage Loan Trust
Series 2025-NQM1, Class
A1, 5.74%, 11/25/2069(a)(b) 1,363,538 1,375,270
Series 2025-NQM8, Class
A1, 4.96%, 9/25/2070(a)(b) 140,000 139,521
NEW Residential Mortgage
Loan Trust, Series 2025-
NQM2, Class A1, 0.00%,
4/25/2065(a)(c) 976,156 985,002
RATE Mortgage Trust, Series
2025-J2, Class A5, 5.50%,
7/25/2055(a)(b) 155,461 155,916
Sequoia Mortgage Trust
Series 2025-8, Class A4,
5.50%, 9/25/2055(a)(b) 373,195 375,142
Series 2025-10, Class A1,
5.50%, 11/25/2055(a)(b) 555,000 555,910
Total Collateralized Mortgage Obligations
(cost $10,280,181)
10,316,660
Commercial Mortgage-Backed Securities 6 .3%
ALA Trust, Series 2025-
OANA, Class B, 5.88%,
6/15/2040(a)(b) 844,000 849,628
BSTN Commercial Mortgage
Trust, Series 2025-
1C, Class A, 5.37%,
6/15/2044(a)(b) 1,000,000 1,031,116
BX Commercial Mortgage
Trust
Series 2021-VOLT, Class C,
5.25%, 9/15/2036(a)(b) 145,324 145,235
Series 2024-VLT5, Class A,
5.41%, 11/13/2046(a)(b) 115,000 117,399
BX Trust, Series 2025-
VLT7, Class A, 5.73%,
7/15/2044(a)(b) 700,000 702,614
IP Mortgage Trust
Series 2025-IP, Class A,
5.25%, 6/10/2042(a)(b) 843,000 855,911
Series 2025-IP, Class B,
5.54%, 6/10/2042(a)(b) 100,000 101,477
MILE Trust
Series 2025-STNE, Class A,
5.53%, 7/15/2042(a)(b) 730,000 730,908
Series 2025-STNE, Class B,
5.73%, 7/15/2042(a)(b) 100,000 100,124
Series 2025-STNE, Class
C, 6.13%, 7/15/2042(a)(b) 100,000 100,124
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2025-5C1, Class A2,
4.91%, 3/15/2058 58,000 59,066

10 - Statements of Investments - October 31, 2025 - Nationwide Invesco Core Plus Bond Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2025-5C2, Class B,
5.69%, 11/15/2058 130,000 133,344
SCG Commercial Mortgage
Trust, Series 2025-
FLWR, Class A, 5.28%,
8/15/2042(a)(b) 500,000 500,156
SHRN Trust
Series 2025-MF18, Class A,
5.30%, 10/15/2040(a)(b) 490,000 490,000
Series 2025-MF18, Class B,
5.55%, 10/15/2040(a)(b) 100,000 100,000
Series 2025-MF18, Class C,
5.80%, 10/15/2040(a)(b) 300,000 300,094
VDCM Commercial Mortgage
Trust
Series 2025-AZ, Class A,
5.06%, 7/13/2044(a)(b) 995,000 1,006,053
Series 2025-AZ, Class B,
5.30%, 7/13/2044(a)(b) 105,000 106,286
Series 2025-AZ, Class C,
5.84%, 7/13/2044(a)(b) 200,000 203,466
Series 2025-AZ, Class D,
6.23%, 7/13/2044(a)(b) 200,000 204,073
WEST Trust, Series 2025-
ROSE, Class A, 5.28%,
4/10/2035(a)(b) 1,050,000 1,066,164
Total Commercial Mortgage-Backed
Securities
(cost $8,872,829) 8,903,238
Convertible Bonds 0 .5%
Electric Utilities 0 .1%
Southern Co. (The), 3.25%,
6/15/2028(a) 210,000 213,675
Multi-Utilities 0 .3%
CenterPoint Energy, Inc.,
3.00%, 8/1/2028(a) 210,000 212,919
WEC Energy Group, Inc.,
3.38%, 6/1/2028(a) 210,000 216,405
429,324
Office REITs 0 .1%
Boston Properties LP, 2.00%,
10/1/2030(a) 140,000 136,990
Total Convertible Bonds
(cost $777,469)
779,989
Corporate Bonds 42 .9%
Aerospace & Defense 0 .5%
Boeing Co. (The) ,
6.86%, 5/1/2054 56,000 63,740
Lockheed Martin Corp. ,
4.40%, 8/15/2030 51,000 51,507
5.00%, 8/15/2035 79,000 80,671
Textron, Inc. ,
4.95%, 3/15/2036 132,000 130,657
TransDigm, Inc. ,
6.38%, 5/31/2033(a) 365,000 372,056
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
TransDigm, Inc.,
6.25%, 1/31/2034(a) 70,000 72,345
770,976
Automobile Components 0 .3%
American Axle &
Manufacturing, Inc. ,
6.38%, 10/15/2032(a) 109,000 109,324
7.75%, 10/15/2033(a) 23,000 23,032
Clarios Global LP ,
6.75%, 2/15/2030(a) 51,000 52,871
ZF North America Capital,
Inc. ,
7.50%, 3/24/2031(a) 242,000 232,705
417,932
Automobiles 0 .1%
BMW US Capital LLC ,
4.50%, 8/11/2030(a) 20,000 20,080
5.20%, 8/11/2035(a) 61,000 61,611
Honda Motor Co. Ltd. ,
5.34%, 7/8/2035 80,000 82,003
163,694
Banks 7 .8%
Banco Santander SA ,
4.55%, 11/6/2030 200,000 200,158
5.13%, 11/6/2035 200,000 200,175
Bank of America Corp. ,
Series RR, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.76%), 4.38%,
1/27/2027(d)(e) 108,000 106,219
Series FIX, (SOFR
+ 0.83%), 4.98%,
1/24/2029(e) 187,000 190,333
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.68%),
6.63%, 5/01/2030(d)(e) 77,000 80,157
(SOFR + 1.91%), 5.29%,
4/25/2034(e) 51,000 52,769
Bank of Nova Scotia (The) ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.73%),
6.88%, 10/27/2085(e) 297,000 299,734
Banque Federative du Credit
Mutuel SA ,
4.59%, 10/16/2028(a) 347,000 350,357
Barclays plc ,
(SOFR + 1.83%), 5.86%,
8/11/2046(e) 200,000 207,164
Citigroup, Inc. ,
Series W, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.60%), 4.00%,
12/10/2025(d)(e) 88,000 87,826

Nationwide Invesco Core Plus Bond Fund - October 31, 2025 - Statements of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
Series Z, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 3.21%),
7.38%, 5/15/2028(d)(e) 349,000 361,592
(SOFR + 1.17%), 4.50%,
9/11/2031(e)(f) 136,000 136,165
(SOFR + 1.83%), 6.02%,
1/24/2036(e) 12,000 12,554
(SOFR + 1.49%), 5.17%,
9/11/2036(e)(f) 217,000 219,701
Citizens Financial Group, Inc. ,
(SOFR + 2.01%), 5.84%,
1/23/2030(e) 24,000 24,951
(SOFR + 1.91%), 5.72%,
7/23/2032(e) 33,000 34,434
(SOFR + 2.33%), 6.65%,
4/25/2035(e) 5,000 5,478
Cooperatieve Rabobank UA ,
3.96%, 10/17/2028(f) 250,000 250,061
Credit Agricole SA ,
(SOFR + 1.36%), 4.82%,
9/25/2033(a)(e) 282,000 280,341
HSBC Holdings plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.99%),
7.05%, 6/05/2030(d)(e) 587,000 610,503
(SOFR + 1.96%), 5.74%,
9/10/2036(e) 200,000 204,338
(SOFR + 1.43%), 5.13%,
11/6/2036(e) 200,000 199,869
JPMorgan Chase & Co. ,
(SOFR + 1.44%), 5.10%,
4/22/2031(e) 219,000 226,199
(SOFR + 0.93%), 4.26%,
10/22/2031(e) 184,000 183,358
(SOFR + 2.58%), 5.72%,
9/14/2033(e) 125,000 132,764
(SOFR + 1.64%), 5.58%,
7/23/2036(e) 17,000 17,627
(SOFR + 1.19%), 4.81%,
10/22/2036(e) 254,000 253,189
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.68%),
6.63%, 9/27/2035(d)(e) 200,000 198,833
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.97%),
4.94%, 11/4/2036(e) 240,000 237,527
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.80%),
4.53%, 9/12/2031(e) 200,000 200,850
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Mitsubishi UFJ Financial
Group, Inc.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.07%),
6.35%, 1/15/2036(d)(e) 256,000 262,522
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.27%),
5.62%, 4/24/2036(e) 213,000 224,094
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.93%),
5.19%, 9/12/2036(e) 200,000 204,196
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.92%),
4.71%, 7/8/2031(e)(f) 587,000 594,032
(SOFR + 1.25%), 5.50%,
7/8/2031(e) 587,000 591,608
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.07%),
5.32%, 7/8/2036(e) 599,000 617,718
Morgan Stanley Private Bank
NA ,
(SOFR + 1.08%), 4.73%,
7/18/2031(e) 250,000 253,925
Nordea Bank Abp ,
4.25%, 8/28/2030(a) 351,000 351,086
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.72%),
6.75%, 11/10/2033(a)(d)(e) 212,000 218,812
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.42%), 5.37%,
7/21/2036(e) 55,000 56,499
Royal Bank of Canada ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.46%),
6.50%, 11/24/2085(e) 211,000 210,631
Santander Holdings USA, Inc. ,
(SOFR + 2.36%), 6.50%,
3/9/2029(e) 24,000 24,974
Santander UK Group Holdings
plc ,
(United States SOFR
Compounded Index
+ 1.58%), 5.14%,
9/22/2036(e) 210,000 208,108
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.20%),
5.40%, 8/12/2036(a)(e)(f) 315,000 320,266
Sumitomo Mitsui Trust Bank
Ltd. ,
4.35%, 9/11/2030(a) 200,000 200,896

12 - Statements of Investments - October 31, 2025 - Nationwide Invesco Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Toronto-Dominion Bank (The) ,
4.93%, 10/15/2035(f) 109,000 109,231
Truist Bank ,
(SOFR + 0.77%), 5.04%,
7/24/2028(e) 119,000 119,118
Truist Financial Corp. ,
(SOFR + 2.45%), 7.16%,
10/30/2029(e) 27,000 29,183
(SOFR + 2.36%), 5.87%,
6/8/2034(e) 25,000 26,467
(SOFR + 1.40%), 4.96%,
10/23/2036(e) 515,000 507,169
US Bancorp ,
(SOFR + 2.26%), 5.84%,
6/12/2034(e)(f) 10,000 10,663
Wells Fargo & Co. ,
Series BB, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.45%), 3.90%,
3/15/2026(d)(e) 24,000 23,822
(SOFR + 1.50%), 5.15%,
4/23/2031(e)(f) 61,000 62,910
(SOFR + 2.02%), 5.39%,
4/24/2034(e)(f) 31,000 32,196
(SOFR + 1.74%), 5.61%,
4/23/2036(e) 20,000 21,017
Zions Bancorp NA ,
(SOFR + 1.16%), 4.70%,
8/18/2028(e) 259,000 258,894
11,105,263
Beverages 0 .2%
Anheuser-Busch Cos. LLC ,
4.70%, 2/1/2036 73,000 72,277
Constellation Brands, Inc. ,
4.95%, 11/1/2035 42,000 41,345
PepsiCo, Inc. ,
4.30%, 7/23/2030 48,000 48,405
5.00%, 7/23/2035(f) 47,000 48,104
210,131
Biotechnology 0 .1%
Amgen, Inc. ,
5.38%, 5/15/2043 81,000 76,698
Broadline Retail 0 .4%
El Puerto de Liverpool SAB
de CV ,
6.66%, 1/22/2037(a) 340,000 363,817
Macy's Retail Holdings LLC ,
7.38%, 8/1/2033(a) 89,000 93,785
Match Group Holdings II LLC ,
6.13%, 9/15/2033(a) 146,000 146,981
604,583
Building Products 0 .3%
Carrier Global Corp. ,
6.20%, 3/15/2054(f) 6,000 6,617
CRH America Finance, Inc. ,
4.40%, 2/9/2031 137,000 136,853
5.00%, 2/9/2036 192,000 192,358
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products
CRH America Finance, Inc.,
5.60%, 2/9/2056 59,000 58,939
JH North America Holdings,
Inc. ,
5.88%, 1/31/2031(a) 51,000 51,944
6.13%, 7/31/2032(a) 33,000 33,845
480,556
Capital Markets 3 .0%
Bank of New York Mellon
Corp. (The) ,
(SOFR + 1.35%), 5.32%,
6/6/2036(e) 6,000 6,213
Blackstone Reg Finance Co.
LLC ,
4.30%, 11/3/2030 62,000 61,798
4.95%, 2/15/2036 66,000 65,514
Brookfield Asset Management
Ltd. ,
6.08%, 9/15/2055 53,000 54,871
Brookfield Finance, Inc. ,
5.33%, 1/15/2036 222,000 223,584
Carlyle Group, Inc. (The) ,
5.05%, 9/19/2035 98,000 97,134
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 1.27%), 5.73%,
4/25/2030(e) 75,000 78,373
(SOFR + 1.06%), 4.37%,
10/21/2031(e) 270,000 268,837
(SOFR + 1.38%), 5.54%,
1/28/2036(e) 20,000 20,814
(SOFR + 1.33%), 4.94%,
10/21/2036(e) 197,000 196,038
6.75%, 10/1/2037(f) 73,000 81,852
Golub Capital Private Credit
Fund ,
5.45%, 8/15/2028(a) 26,000 26,153
Jane Street Group ,
6.75%, 5/1/2033(a)(f) 391,000 407,879
LPL Holdings, Inc. ,
5.15%, 6/15/2030 183,000 186,338
Morgan Stanley ,
Series I, (SOFR + 1.07%),
4.36%, 10/22/2031(e) 280,000 279,052
(SOFR + 1.76%), 5.66%,
4/17/2036(e) 20,000 21,060
(SOFR + 1.36%), 2.48%,
9/16/2036(e)(f) 187,000 163,221
Series I, (SOFR + 1.31%),
4.89%, 10/22/2036(e)(f) 302,000 300,339
MSCI, Inc. ,
5.25%, 9/1/2035(f) 61,000 61,221
Nasdaq, Inc. ,
5.35%, 6/28/2028(f) 21,000 21,666
5.95%, 8/15/2053(f) 6,000 6,305
Nomura Holdings, Inc. ,
5.49%, 6/29/2035(f) 587,000 606,694
Raymond James Financial,
Inc. ,
4.90%, 9/11/2035 97,000 95,950
5.65%, 9/11/2055 71,000 69,990

Nationwide Invesco Core Plus Bond Fund - October 31, 2025 - Statements of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
State Street Corp. ,
(SOFR + 1.22%), 4.78%,
10/23/2036(e) 83,000 82,663
UBS Group AG ,
(ICE IBA - USD SOFR ICE
Swap Rate 5 Year + 3.12%),
6.60%, 8/05/2030(a)(d)(e) 200,000 200,044
(SOFR + 1.06%), 4.40%,
9/23/2031(a)(e) 200,000 199,276
(ICE IBA - USD SOFR ICE
Swap Rate 5 Year + 3.30%),
7.00%, 2/05/2035(a)(d)(e) 200,000 202,022
(SOFR + 1.34%), 5.01%,
3/23/2037(a)(e) 200,000 199,061
4,283,962
Chemicals 0 .3%
GC Treasury Center Co. Ltd. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.82%),
6.50%, 9/10/2030(a)(d)(e) 200,000 202,440
Sherwin-Williams Co. (The) ,
4.50%, 8/15/2030 97,000 97,634
5.15%, 8/15/2035 87,000 88,787
Solstice Advanced Materials,
Inc. ,
5.63%, 9/30/2033(a) 39,000 39,031
427,892
Construction & Engineering 0 .2%
AECOM ,
6.00%, 8/1/2033(a)(f) 297,000 304,799
Consumer Finance 1 .6%
American Express Co. ,
(SOFR + 1.26%), 4.73%,
4/25/2029(e)(f) 187,000 189,843
(SOFR + 0.81%), 4.35%,
7/20/2029(e) 119,000 119,723
(SOFR + 0.81%), 5.09%,
7/20/2029(e) 177,000 177,196
(SOFR + 1.22%), 4.92%,
7/20/2033(e)(f) 82,000 83,545
(SOFR + 1.24%), 4.80%,
10/24/2036(e) 476,000 470,547
Avolon Holdings Funding Ltd. ,
4.95%, 10/15/2032(a) 230,000 227,020
Capital One Financial Corp. ,
(SOFR + 1.25%), 4.49%,
9/11/2031(e)(f) 95,000 94,309
(SOFR + 2.04%), 6.18%,
1/30/2036(e)(f) 6,000 6,253
(SOFR + 1.63%), 5.20%,
9/11/2036(e) 80,000 79,469
FirstCash, Inc. ,
6.88%, 3/1/2032(a) 265,000 274,971
goeasy Ltd. ,
6.88%, 2/15/2031(a) 56,000 54,725
John Deere Capital Corp. ,
4.38%, 10/15/2030(f) 52,000 52,459
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
OneMain Finance Corp. ,
7.13%, 9/15/2032 272,000 280,737
6.50%, 3/15/2033 189,000 188,619
Synchrony Financial ,
(SOFR + 1.40%), 5.02%,
7/29/2029(e) 7,000 7,052
2,306,468
Consumer Staples Distribution & Retail 0 .2%
Alimentation Couche-Tard,
Inc. ,
5.08%, 9/29/2035(a) 137,000 137,436
Boots Group Finco LP ,
Series 144*, 7.38%,
8/31/2032(a) GBP 100,000 134,991
272,427
Containers & Packaging 0 .5%
Amcor Flexibles North
America, Inc. ,
5.10%, 3/17/2030 30,000 30,786
Ball Corp. ,
5.50%, 9/15/2033 323,000 326,925
Crown Americas LLC ,
5.88%, 6/1/2033(a) 348,000 352,690
710,401
Distributors 0 .2%
Genuine Parts Co. ,
4.95%, 8/15/2029 225,000 227,556
Diversified REITs 0 .0%
†
VICI Properties LP ,
4.75%, 4/1/2028 10,000 10,096
Diversified Telecommunication Services 1 .4%
AT&T, Inc. ,
2.55%, 12/1/2033(f) 162,000 137,590
3.55%, 9/15/2055 396,000 271,549
6.05%, 8/15/2056(f) 61,000 62,705
Bell Canada ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.39%),
6.88%, 9/15/2055(e) 141,000 147,148
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.36%),
7.00%, 9/15/2055(e) 101,000 106,155
CCO Holdings LLC ,
4.50%, 5/1/2032(f) 164,000 145,863
4.50%, 5/1/2032(a) 143,000 127,186
TELUS Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.77%),
6.63%, 10/15/2055(e) 166,000 171,254
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.71%),
7.00%, 10/15/2055(e) 166,000 177,071
Verizon Communications, Inc. ,
5.25%, 4/2/2035(f) 225,000 227,571

14 - Statements of Investments - October 31, 2025 - Nationwide Invesco Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
WULF Compute LLC ,
7.75%, 10/15/2030(a) 360,000 373,995
1,948,087
Electric Utilities 1 .9%
AEP Texas, Inc. ,
5.70%, 5/15/2034 19,000 19,826
5.85%, 10/15/2055(f) 67,000 66,966
Alabama Power Co. ,
Series C, 4.30%, 3/15/2031 80,000 80,045
Alliant Energy Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.08%),
5.75%, 4/1/2056(e) 40,000 40,136
American Electric Power Co.,
Inc. ,
Series C, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.13%), 5.80%,
3/15/2056(e) 193,000 193,348
Series D, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 1.94%), 6.05%,
3/15/2056(e)(f) 80,000 81,016
Arizona Public Service Co. ,
5.90%, 8/15/2055 183,000 188,585
Duke Energy Corp. ,
4.95%, 9/15/2035 80,000 79,545
Evergy Metro, Inc. ,
5.13%, 8/15/2035 65,000 65,949
Exelon Corp. ,
5.45%, 3/15/2034 17,000 17,680
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.98%),
6.50%, 3/15/2055(e)(f) 19,000 19,970
Hawaiian Electric Co., Inc. ,
6.00%, 10/1/2033(a) 47,000 47,517
Indiana Michigan Power Co. ,
5.63%, 4/1/2053 6,000 6,087
Louisville Gas and Electric
Co. ,
5.85%, 8/15/2055 23,000 23,692
New England Power Co. ,
5.94%, 11/25/2052(a) 64,000 66,563
5.85%, 9/8/2055(a) 38,000 38,751
NextEra Energy Capital
Holdings, Inc. ,
5.45%, 3/15/2035(f) 225,000 232,974
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.98%),
6.50%, 8/15/2055(e) 24,000 25,666
Niagara Mohawk Power Corp. ,
4.65%, 10/3/2030(a) 55,000 55,397
5.66%, 1/17/2054(a) 35,000 34,846
6.00%, 7/3/2055(a)(f) 67,000 69,430
NRG Energy, Inc. ,
5.75%, 1/15/2034(a) 124,000 124,874
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
NRG Energy, Inc.,
5.41%, 10/15/2035(a)(f) 88,000 87,807
6.00%, 1/15/2036(a)(f) 137,000 139,358
PPL Electric Utilities Corp. ,
5.55%, 8/15/2055 33,000 33,483
RWE Finance US LLC ,
5.13%, 9/18/2035(a)(f) 150,000 147,972
Sierra Pacific Power Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.55%),
6.20%, 12/15/2055(e) 44,000 43,958
Southern Co. (The) ,
Series 2025, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.07%), 6.38%,
3/15/2055(e)(f) 57,000 60,919
Union Electric Co. ,
5.25%, 4/15/2035 74,000 76,414
Virginia Electric and Power
Co. ,
Series C, 4.90%,
9/15/2035(f) 107,000 106,677
Series D, 5.60%,
9/15/2055(f) 165,000 165,200
Vistra Operations Co. LLC ,
4.60%, 10/15/2030(a) 97,000 96,375
5.25%, 10/15/2035(a) 111,000 110,255
Wisconsin Electric Power Co. ,
4.15%, 10/15/2030 60,000 59,783
2,707,064
Electrical Equipment 0 .1%
EnerSys ,
4.38%, 12/15/2027(a) 95,000 93,806
Molex Electronic Technologies
LLC ,
5.25%, 4/30/2032(a) 74,000 75,619
169,425
Electronic Equipment, Instruments & Components 0 .3%
Amphenol Corp. ,
4.13%, 11/15/2030 99,000 98,216
4.40%, 2/15/2033 176,000 174,037
5.30%, 11/15/2055 143,000 139,157
411,410
Energy Equipment & Services 0 .0%
†
Kodiak Gas Services LLC ,
6.50%, 10/1/2033(a) 51,000 52,262
Entertainment 0 .5%
Warnermedia Holdings, Inc. ,
5.05%, 3/15/2042 936,000 751,355
Financial Services 0 .9%
Apollo Global Management,
Inc. ,
5.15%, 8/12/2035 67,000 67,457
Block, Inc. ,
5.63%, 8/15/2030(a) 35,000 35,529
6.00%, 8/15/2033(a) 43,000 43,967

Nationwide Invesco Core Plus Bond Fund - October 31, 2025 - Statements of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Corebridge Financial, Inc. ,
4.40%, 4/5/2052 32,000 26,440
CrossCountry Intermediate
HoldCo LLC ,
6.50%, 10/1/2030(a) 96,000 96,886
Global Payments, Inc. ,
5.40%, 8/15/2032(f) 41,000 41,488
Jefferson Capital Holdings
LLC ,
8.25%, 5/15/2030(a) 267,000 276,813
National Rural Utilities
Cooperative Finance Corp. ,
5.00%, 8/15/2034 225,000 229,735
NTT Finance Corp. ,
5.50%, 7/16/2035(a) 211,000 219,946
Rocket Cos., Inc. ,
6.13%, 8/1/2030(a) 138,000 142,347
6.38%, 8/1/2033(a)(f) 137,000 142,717
Woodside Finance Ltd. ,
5.70%, 5/19/2032 6,000 6,234
1,329,559
Food Products 1 .0%
Bimbo Bakeries USA, Inc. ,
5.38%, 1/9/2036(a) 207,000 210,592
Bunge Ltd. Finance Corp. ,
4.55%, 8/4/2030 121,000 121,971
5.15%, 8/4/2035(f) 73,000 73,962
Cargill, Inc. ,
5.38%, 10/23/2055(a) 147,254 143,589
J M Smucker Co. (The) ,
6.50%, 11/15/2053 27,000 29,869
JBS USA Holding Lux Sarl ,
5.50%, 1/15/2036(a) 191,000 193,544
6.25%, 3/1/2056(a) 183,000 184,206
6.38%, 4/15/2066(a) 59,000 60,358
Mars, Inc. ,
5.70%, 5/1/2055(a) 91,000 92,592
Minerva Luxembourg SA ,
8.88%, 9/13/2033(a) 320,000 350,123
1,460,806
Gas Utilities 0 .1%
Atmos Energy Corp. ,
5.20%, 8/15/2035(f) 80,000 82,316
5.45%, 1/15/2056 94,000 93,140
Southern Natural Gas Co.
LLC ,
5.45%, 8/1/2035(a) 21,000 21,377
196,833
Ground Transportation 0 .2%
Burlington Northern Santa Fe
LLC ,
5.80%, 3/15/2056(f) 73,000 75,905
Ryder System, Inc. ,
4.85%, 6/15/2030 67,000 68,303
Uber Technologies, Inc. ,
4.15%, 1/15/2031 73,000 72,283
4.80%, 9/15/2035(f) 34,000 33,743
250,234
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies 0 .0%
†
GE HealthCare Technologies,
Inc. ,
4.80%, 1/15/2031(f) 17,000 17,312
Health Care Providers & Services 1 .2%
Cardinal Health, Inc. ,
4.50%, 9/15/2030 45,000 45,242
5.15%, 9/15/2035 29,000 29,285
Cigna Group (The) ,
4.50%, 9/15/2030(f) 57,000 57,222
CommonSpirit Health ,
4.35%, 9/1/2030 61,000 60,848
4.83%, 9/1/2035 155,000 154,450
4.98%, 9/1/2035 93,000 92,535
5.58%, 9/1/2045 49,000 48,668
5.66%, 9/1/2055 43,000 42,814
CVS Health Corp. ,
5.00%, 9/15/2032(f) 12,000 12,190
5.45%, 9/15/2035(f) 73,000 74,540
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.89%),
7.00%, 3/10/2055(e)(f) 205,000 215,390
6.20%, 9/15/2055 81,000 83,197
6.25%, 9/15/2065 173,000 176,236
HCA, Inc. ,
3.13%, 3/15/2027(f) 29,000 28,625
4.30%, 11/15/2030 31,000 30,849
5.45%, 9/15/2034(f) 38,000 39,099
Horizon Mutual Holdings, Inc. ,
6.20%, 11/15/2034(a) 234,000 229,856
McKesson Corp. ,
4.65%, 5/30/2030 134,000 136,167
4.95%, 5/30/2032 69,000 70,789
5.25%, 5/30/2035 48,000 49,565
1,677,567
Health Care REITs 0 .1%
National Health Investors, Inc. ,
5.35%, 2/1/2033 26,000 25,710
Omega Healthcare Investors,
Inc. ,
5.20%, 7/1/2030 52,000 52,764
78,474
Hotels, Restaurants & Leisure 1 .6%
Carnival Corp. ,
5.88%, 6/15/2031(a) 95,000 97,973
5.75%, 8/1/2032(a) 311,000 319,485
Flutter Treasury DAC ,
5.88%, 6/4/2031(a) 599,000 606,487
Hilton Domestic Operating
Co., Inc. ,
5.75%, 9/15/2033(a) 344,000 350,450
Las Vegas Sands Corp. ,
5.63%, 6/15/2028 28,000 28,631
Marriott Ownership Resorts,
Inc. ,
6.50%, 10/1/2033(a)(f) 49,000 48,315
McDonald's Corp. ,
4.40%, 2/12/2031 111,000 111,433
5.00%, 2/13/2036 137,000 138,013

16 - Statements of Investments - October 31, 2025 - Nationwide Invesco Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Melco Resorts Finance Ltd. ,
6.50%, 9/24/2033(a) 14,000 14,068
NCL Corp. Ltd. ,
5.88%, 1/15/2031(a) 87,000 86,959
6.75%, 2/1/2032(a) 52,000 53,433
6.25%, 9/15/2033(a) 83,000 83,948
Raising Cane's Restaurants
LLC ,
9.38%, 5/1/2029(a) 100,000 104,688
Vail Resorts, Inc. ,
5.63%, 7/15/2030(a)(f) 37,000 37,475
Viking Cruises Ltd. ,
5.88%, 10/15/2033(a) 216,000 219,578
2,300,936
Household Durables 0 .1%
Toll Brothers Finance Corp. ,
5.60%, 6/15/2035 44,000 45,120
Whirlpool Corp. ,
6.13%, 6/15/2030 8,000 7,922
6.50%, 6/15/2033 13,000 12,683
65,725
Independent Power and Renewable Electricity Producers
0 .3%
AES Corp. (The) ,
2.45%, 1/15/2031(f) 162,000 146,790
PSEG Power LLC ,
5.20%, 5/15/2030(a) 12,000 12,309
5.75%, 5/15/2035(a) 73,000 76,268
Southern Power Co. ,
Series A, 4.25%,
10/1/2030(f) 67,000 66,613
Series B, 4.90%, 10/1/2035 81,000 80,139
382,119
Industrial Conglomerates 0 .4%
Siemens Funding BV ,
4.90%, 5/28/2032(a)(f) 587,000 603,792
Industrial REITs 0 .0%
†
Americold Realty Operating
Partnership LP ,
5.60%, 5/15/2032 28,000 28,319
Insurance 1 .9%
American International Group,
Inc. ,
4.85%, 5/7/2030 6,000 6,138
American National Group,
Inc. ,
6.00%, 7/15/2035 24,000 24,382
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.18%),
7.00%, 12/1/2055(e) 162,000 165,442
CNA Financial Corp. ,
5.20%, 8/15/2035(f) 135,000 135,198
Constellation Global Funding ,
4.85%, 10/22/2030(a) 200,000 198,686
Fortitude Global Funding ,
4.63%, 10/6/2028(a) 154,000 154,137
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
GA Global Funding Trust ,
4.50%, 9/18/2030(a) 355,000 350,183
Global Atlantic Fin Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.61%),
7.95%, 10/15/2054(a)(e) 208,000 217,463
Hanover Insurance Group,
Inc. (The) ,
5.50%, 9/1/2035 37,000 37,586
Lincoln Financial Global
Funding ,
4.63%, 8/18/2030(a) 37,000 37,100
Nippon Life Insurance Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.19%),
6.50%, 4/30/2055(a)(e) 587,000 636,239
RGA Global Funding ,
5.00%, 8/25/2032(a)(f) 186,000 187,227
Travelers Cos., Inc. (The) ,
5.05%, 7/24/2035 10,000 10,196
5.70%, 7/24/2055 33,000 34,208
Wynnton Funding Trust ,
5.25%, 8/15/2035(a) 287,000 289,459
Wynnton Funding Trust II ,
5.99%, 8/15/2055(a) 174,000 178,697
2,662,341
Interactive Media & Services 0 .9%
Alphabet, Inc. ,
5.30%, 5/15/2065 91,000 89,416
Meta Platforms, Inc. ,
4.88%, 11/15/2035 423,000 424,870
5.63%, 11/15/2055 314,000 311,638
5.75%, 11/15/2065 511,000 506,721
1,332,645
IT Services 1 .3%
Beignet Investor LLC ,
6.58%, 5/30/2049(a) 1,120,000 1,194,712
CoreWeave, Inc. ,
9.25%, 6/1/2030(a) 515,000 520,009
9.00%, 2/1/2031(a) 110,000 110,322
1,825,043
Machinery 0 .9%
Daimler Truck Finance North
America LLC ,
4.65%, 10/12/2030(a) 150,000 150,482
5.00%, 10/12/2032(a) 424,000 425,962
Deere Funding Canada Corp. ,
4.15%, 10/9/2030(f) 274,000 273,407
Enpro, Inc. ,
6.13%, 6/1/2033(a) 94,000 96,159
Komatsu Finance America,
Inc. ,
4.20%, 9/18/2030(a) 200,000 199,315
Westinghouse Air Brake
Technologies Corp. ,
4.90%, 5/29/2030 5,000 5,111

Nationwide Invesco Core Plus Bond Fund - October 31, 2025 - Statements of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery
Westinghouse Air Brake
Technologies Corp.,
5.50%, 5/29/2035 165,000 171,318
1,321,754
Media 0 .5%
Charter Communications
Operating LLC ,
5.85%, 12/1/2035 71,000 70,808
6.70%, 12/1/2055 67,000 66,069
Lamar Media Corp. ,
5.38%, 11/1/2033(a) 177,000 175,232
Paramount Global ,
5.85%, 9/1/2043 46,000 41,336
Sirius XM Radio LLC ,
4.00%, 7/15/2028(a)(f) 288,000 279,913
Univision Communications,
Inc. ,
9.38%, 8/1/2032(a) 20,000 21,112
654,470
Metals & Mining 0 .5%
BHP Billiton Finance USA Ltd. ,
5.75%, 9/5/2055 46,000 48,010
Cleveland-Cliffs, Inc. ,
7.00%, 3/15/2032(a) 78,000 79,755
7.63%, 1/15/2034(a) 407,000 423,142
Glencore Funding LLC ,
5.19%, 4/1/2030(a) 38,000 39,114
Rio Tinto Finance USA plc ,
5.75%, 3/14/2055 72,000 74,453
Vale Overseas Ltd. ,
6.40%, 6/28/2054 40,000 41,672
706,146
Multi-Utilities 0 .6%
CenterPoint Energy, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.22%),
5.95%, 4/1/2056(e)(f) 126,000 126,803
Dominion Energy, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.26%),
6.00%, 2/15/2056(e) 143,000 144,868
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.01%),
6.20%, 2/15/2056(e) 110,000 111,236
New York State Electric & Gas
Corp. ,
5.85%, 8/15/2033(a) 58,000 61,660
NiSource, Inc. ,
5.25%, 3/30/2028 5,000 5,125
5.35%, 4/1/2034 48,000 49,363
Public Service Enterprise
Group, Inc. ,
6.13%, 10/15/2033 41,000 44,254
5.45%, 4/1/2034 57,000 59,196
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Sempra ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.63%),
6.38%, 4/1/2056(e) 171,000 175,704
Southern Co. Gas Capital
Corp. ,
Series A, 4.05%, 9/15/2028 11,000 10,981
789,190
Office REITs 0 .2%
Boston Properties LP ,
5.75%, 1/15/2035 37,000 37,835
Brandywine Operating
Partnership LP ,
8.88%, 4/12/2029(f) 128,000 139,047
COPT Defense Properties LP ,
4.50%, 10/15/2030 27,000 26,843
Cousins Properties LP ,
5.38%, 2/15/2032(f) 27,000 27,591
231,316
Oil, Gas & Consumable Fuels 4 .1%
Aethon United BR LP ,
7.50%, 10/1/2029(a) 132,000 136,945
Antero Midstream Partners LP ,
5.75%, 10/15/2033(a) 337,000 336,516
CVR Energy, Inc. ,
5.75%, 2/15/2028(a) 95,000 94,024
Enbridge, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.12%),
7.38%, 3/15/2055(e)(f) 101,000 107,322
Energy Transfer LP ,
6.25%, 4/15/2049 14,000 13,971
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.83%),
7.13%, 10/1/2054(e) 355,000 366,889
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.48%),
6.75%, 2/15/2056(e) 282,000 282,874
Enterprise Products Operating
LLC ,
5.20%, 1/15/2036 42,000 42,771
EOG Resources, Inc. ,
4.40%, 7/15/2028 10,000 10,101
5.35%, 1/15/2036 37,000 38,091
5.95%, 7/15/2055 62,000 64,674
Florida Gas Transmission Co.
LLC ,
5.75%, 7/15/2035(a) 102,000 106,129
Global Partners LP ,
6.88%, 1/15/2029 28,000 28,342
8.25%, 1/15/2032(a) 62,000 64,817
Greensaif Pipelines Bidco
Sarl ,
6.51%, 2/23/2042(a) 325,000 355,693

18 - Statements of Investments - October 31, 2025 - Nationwide Invesco Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Gulfstream Natural Gas
System LLC ,
5.60%, 7/23/2035(a) 84,000 86,028
Hess Midstream Operations
LP ,
5.50%, 10/15/2030(a) 32,000 32,211
Howard Midstream Energy
Partners LLC ,
7.38%, 7/15/2032(a) 19,000 19,909
Kinder Morgan, Inc. ,
5.15%, 6/1/2030(f) 9,000 9,281
Marathon Petroleum Corp. ,
5.70%, 3/1/2035 61,000 63,114
MPLX LP ,
4.80%, 2/15/2031(f) 73,000 73,617
5.00%, 1/15/2033(f) 120,000 120,018
5.40%, 9/15/2035 123,000 123,508
Occidental Petroleum Corp. ,
4.40%, 4/15/2046 37,000 29,322
Petroleos Mexicanos ,
8.75%, 6/2/2029 162,000 174,815
6.63%, 6/15/2035(f) 269,000 258,138
Raizen Fuels Finance SA ,
6.95%, 3/5/2054(a) 365,000 282,948
Saudi Arabian Oil Co. ,
4.75%, 6/2/2030(a) 200,000 203,237
5.38%, 6/2/2035(a) 200,000 206,734
6.38%, 6/2/2055(a) 400,000 431,238
South Bow Canadian
Infrastructure Holdings Ltd. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.95%),
7.63%, 3/1/2055(e) 103,000 107,228
Sunoco LP ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.23%),
7.88%, 9/18/2030(a)(d)(e) 105,000 106,628
5.63%, 3/15/2031(a) 88,000 88,057
6.25%, 7/1/2033(a) 12,000 12,253
5.88%, 3/15/2034(a) 163,000 162,973
Tecpetrol SA ,
7.63%, 1/22/2033(a) 70,000 70,560
Venture Global LNG, Inc. ,
8.13%, 6/1/2028(a) 28,000 28,843
9.88%, 2/1/2032(a) 188,000 200,813
Venture Global Plaquemines
LNG LLC ,
7.50%, 5/1/2033(a) 129,000 141,861
6.50%, 1/15/2034(a) 40,000 41,898
7.75%, 5/1/2035(a) 128,000 144,437
6.75%, 1/15/2036(a) 14,000 14,828
Western Midstream Operating
LP ,
5.30%, 3/1/2048 277,000 238,957
Williams Cos., Inc. (The) ,
6.00%, 3/15/2055 277,000 285,268
YPF SA ,
8.75%, 9/11/2031(a) 20,000 20,546
5,828,427
Corporate Bonds
Principal
Amount ($) Value ($)
Other Specialized Funds 0 .1%
Prologis Targeted US Logistics
Fund LP ,
4.25%, 1/15/2031(a) 72,000 71,481
4.75%, 1/15/2036(a) 125,000 122,369
193,850
Paper & Forest Products 0 .1%
Georgia-Pacific LLC ,
4.40%, 6/30/2028(a) 5,000 5,036
4.95%, 6/30/2032(a) 17,000 17,430
Suzano Austria GmbH ,
3.75%, 1/15/2031 59,000 55,841
Suzano Netherlands BV ,
5.50%, 1/15/2036 125,000 124,670
202,977
Passenger Airlines 0 .1%
Delta Air Lines, Inc. ,
4.95%, 7/10/2028(f) 67,000 67,919
5.25%, 7/10/2030 42,000 42,925
United Airlines, Inc. ,
4.63%, 4/15/2029(a) 11,000 10,895
121,739
Pharmaceuticals 1 .7%
Eli Lilly & Co. ,
5.55%, 10/15/2055 33,000 33,799
5.65%, 10/15/2065 24,000 24,721
EMD Finance LLC ,
4.38%, 10/15/2030(a) 514,000 514,614
4.63%, 10/15/2032(a) 150,000 150,010
5.00%, 10/15/2035(a) 150,000 150,452
Takeda US Financing, Inc. ,
5.20%, 7/7/2035 587,000 597,262
5.90%, 7/7/2055 587,000 607,456
Teva Pharmaceutical Finance
Netherlands IV BV ,
5.75%, 12/1/2030 300,000 310,200
Zoetis, Inc. ,
4.15%, 8/17/2028(f) 60,000 60,176
2,448,690
Professional Services 0 .1%
CACI International, Inc. ,
6.38%, 6/15/2033(a)(f) 51,000 53,026
Verisk Analytics, Inc. ,
4.50%, 8/15/2030(f) 24,000 24,108
5.13%, 2/15/2036(f) 92,000 92,551
169,685
Residential REITs 0 .1%
ERP Operating LP ,
4.95%, 6/15/2032 61,000 62,508
Essential Properties LP ,
5.40%, 12/1/2035 13,000 13,033
75,541
Retail REITs 0 .3%
Brixmor Operating Partnership
LP ,
5.20%, 4/1/2032 35,000 35,786
4.85%, 2/15/2033 35,000 34,908

Nationwide Invesco Core Plus Bond Fund - October 31, 2025 - Statements of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Retail REITs
Kimco Realty OP LLC ,
5.30%, 2/1/2036 74,000 75,786
Kite Realty Group LP ,
4.00%, 10/1/2026 29,000 28,927
4.95%, 12/15/2031 38,000 38,396
5.50%, 3/1/2034 6,000 6,189
Phillips Edison Grocery Center
Operating Partnership I LP ,
5.25%, 8/15/2032 36,000 36,819
Realty Income Corp. ,
4.50%, 2/1/2033(f) 136,000 134,302
391,113
Semiconductors & Semiconductor Equipment 1 .4%
Broadcom, Inc. ,
5.15%, 11/15/2031 225,000 233,914
5.20%, 7/15/2035 57,000 58,715
4.80%, 2/15/2036(f) 155,000 153,835
4.90%, 2/15/2038 122,000 120,521
Foundry JV Holdco LLC ,
6.15%, 1/25/2032(a) 200,000 213,228
5.88%, 1/25/2034(a) 200,000 206,498
Intel Corp. ,
5.20%, 2/10/2033 7,000 7,129
5.70%, 2/10/2053 6,000 5,768
5.60%, 2/21/2054(f) 73,000 69,808
Kioxia Holdings Corp. ,
6.25%, 7/24/2030(a)(f) 54,000 55,754
6.63%, 7/24/2033(a)(f) 53,000 55,285
Micron Technology, Inc. ,
2.70%, 4/15/2032(f) 162,000 144,646
5.65%, 11/1/2032 74,000 77,678
NXP BV ,
3.40%, 5/1/2030 53,000 50,824
SK hynix, Inc. ,
4.25%, 9/11/2028(a) 205,000 205,208
4.38%, 9/11/2030(a) 330,000 329,884
1,988,695
Software 0 .7%
Autodesk, Inc. ,
5.30%, 6/15/2035 10,000 10,261
Fair Isaac Corp. ,
6.00%, 5/15/2033(a) 344,000 350,156
Oracle Corp. ,
4.45%, 9/26/2030 105,000 104,133
5.20%, 9/26/2035 77,000 75,830
5.88%, 9/26/2045 120,000 115,541
5.55%, 2/6/2053(f) 19,000 17,067
5.38%, 9/27/2054 109,000 95,821
5.95%, 9/26/2055 82,000 77,744
Roper Technologies, Inc. ,
4.25%, 9/15/2028 12,000 12,036
4.45%, 9/15/2030 22,000 22,079
5.10%, 9/15/2035 61,000 61,395
942,063
Specialized REITs 0 .1%
CubeSmart LP ,
3.00%, 2/15/2030 55,000 52,066
EPR Properties ,
4.75%, 12/15/2026 27,000 27,100
Corporate Bonds
Principal
Amount ($) Value ($)
Specialized REITs
Extra Space Storage LP ,
4.95%, 1/15/2033(f) 41,000 41,225
120,391
Specialty Retail 0 .4%
Advance Auto Parts, Inc. ,
7.00%, 8/1/2030(a) 64,000 64,575
7.38%, 8/1/2033(a)(f) 84,000 85,050
Asbury Automotive Group,
Inc. ,
5.00%, 2/15/2032(a)(f) 48,000 46,221
Home Depot, Inc. (The) ,
3.95%, 9/15/2030(f) 57,000 56,707
4.65%, 9/15/2035(f) 65,000 64,359
Lithia Motors, Inc. ,
5.50%, 10/1/2030(a) 202,000 202,352
519,264
Technology Hardware, Storage & Peripherals 0 .0%
†
Dell International LLC ,
3.45%, 12/15/2051(f) 80,000 56,051
Tobacco 0 .4%
BAT Capital Corp. ,
6.34%, 8/2/2030(f) 43,000 46,339
4.63%, 3/22/2033 69,000 68,167
7.08%, 8/2/2053 16,000 18,290
Philip Morris International,
Inc. ,
5.63%, 11/17/2029 134,000 140,597
2.10%, 5/1/2030 73,000 66,629
4.00%, 10/29/2030(f) 52,000 51,233
4.63%, 10/29/2035 123,000 119,953
511,208
Trading Companies & Distributors 0 .5%
Air Lease Corp. ,
Series B, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 4.08%), 4.65%,
6/15/2026(d)(e) 370,000 364,506
Aircastle Ltd. ,
5.00%, 9/15/2030(a) 150,000 151,134
Aviation Capital Group LLC ,
4.80%, 10/24/2030(a) 106,000 105,896
Ferguson Enterprises, Inc. ,
4.35%, 3/15/2031 91,000 90,496
712,032
Water Utilities 0 .0%
†
American Water Capital Corp. ,
5.70%, 9/1/2055 45,000 45,741
Wireless Telecommunication Services 0 .2%
T-Mobile USA, Inc. ,
4.95%, 11/15/2035(f) 146,000 144,984
5.70%, 1/15/2056(f) 174,000 171,991
316,975
Total Corporate Bonds
(cost $60,176,711)
60,972,060

20 - Statements of Investments - October 31, 2025 - Nationwide Invesco Core Plus Bond Fund
Foreign Government Securities 3 .2%
Principal
Amount ($) Value ($)
BARBADOS 0 .0%
†
Barbados Government Bond ,
8.00%, 6/26/2035(a) 49,000 50,960
EGYPT 0 .2%
Egyptian Financial Co. for
Sovereign Taskeek (The) ,
6.38%, 4/7/2029(a) 200,000 202,473
GUATEMALA 0 .3%
Republic of Guatemala ,
6.25%, 8/15/2036(a) 200,000 210,734
6.88%, 8/15/2055(a) 200,000 215,332
426,066
KUWAIT 0 .3%
State of Kuwait ,
4.14%, 10/9/2030(a) 200,000 199,452
4.65%, 10/9/2035(a) 200,000 200,875
400,327
MEXICO 1 .3%
Eagle Funding Luxco Sarl ,
5.50%, 8/17/2030(a) 1,108,000 1,125,617
United Mexican States ,
4.75%, 3/22/2031 293,000 290,774
5.85%, 7/2/2032 200,000 206,700
5.63%, 9/22/2035 224,000 222,880
1,845,971
ROMANIA 0 .7%
Romania Government Bond ,
5.75%, 9/16/2030(a) 278,000 284,334
6.63%, 5/16/2036(a) 334,000 343,448
7.63%, 1/17/2053(a) 342,000 379,668
1,007,450
TRINIDAD AND TOBAGO 0 .1%
Republic of Trinidad and
Tobago ,
6.40%, 6/26/2034(a) 200,000 197,250
TURKEY 0 .3%
Republic of Turkiye (The) ,
6.95%, 9/16/2035 368,000 372,757
Total Foreign Government Securities
(cost $4,392,690)
4,503,254
Mortgage-Backed Securities 21 .3%
FHLMC Gold Pool
Pool# G08721
3.00%, 9/1/2046 282,759 257,998
Pool# G08726
3.00%, 10/1/2046 285,476 260,477
FHLMC UMBS Pool
Pool# SD0040
3.00%, 7/1/2049 282,201 253,867
Pool# QC0345
2.00%, 3/1/2051 330,567 273,196
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# QD3229
2.00%, 12/1/2051 2,717,021 2,214,821
Pool# SD3771
2.50%, 3/1/2052 569,428 488,494
Pool# SD1716
5.00%, 9/1/2052 498,451 504,519
Pool# SD8255
3.50%, 10/1/2052 126,456 116,768
Pool# SD1853
5.50%, 11/1/2052 306,605 316,369
Pool# SD7097
5.00%, 11/1/2054 267,965 269,444
Pool# SL0526
5.50%, 3/1/2055 56,462 57,954
FNMA UMBS Pool
Pool# MA2124
3.00%, 12/1/2029 175,452 172,399
Pool# AJ9278
3.50%, 12/1/2041 248,353 238,352
Pool# AU2592
3.50%, 8/1/2043 248,999 236,969
Pool# CA7972
3.00%, 9/1/2050 106,892 95,626
Pool# BT4370
2.00%, 7/1/2051 182,977 149,528
Pool# FS1376
3.00%, 12/1/2051 282,200 252,694
Pool# FS5928
2.50%, 1/1/2052 643,591 548,165
Pool# MA4548
2.50%, 2/1/2052 1,437,617 1,226,764
Pool# MA4579
3.00%, 4/1/2052 1,410,520 1,258,049
Pool# CB4130
4.50%, 7/1/2052 333,932 327,264
Pool# FS2257
4.50%, 7/1/2052 275,801 272,327
Pool# CB7344
6.00%, 10/1/2053 932,084 956,054
Pool# FS7577
2.50%, 1/1/2054 325,397 276,534
Pool# CB8858
6.00%, 7/1/2054 183,489 188,835
Pool# FS9801
5.50%, 11/1/2054 1,004,258 1,016,546
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 11/25/2055 2,590,000 2,099,836
2.50%, 11/25/2055 3,835,000 3,255,403
3.00%, 11/25/2055 1,765,000 1,563,680
3.50%, 11/25/2055 2,020,000 1,862,159
4.00%, 11/25/2055 2,080,000 1,973,312
4.50%, 11/25/2055 1,160,000 1,130,561
5.00%, 11/25/2055 1,520,000 1,512,228
5.50%, 11/25/2055 1,760,000 1,778,122
6.00%, 11/25/2055 1,650,000 1,687,219
6.50%, 11/25/2055 1,160,000 1,201,162
Total Mortgage-Backed Securities
(cost $30,205,002)
30,293,695

Nationwide Invesco Core Plus Bond Fund - October 31, 2025 - Statements of Investments - 21
U.S. Treasury Obligations 2 .6%
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
4.88%, 8/15/2045 (f) 196,500 202,395
4.75%, 5/15/2055 558,100 565,425
U.S. Treasury Notes
3.50%, 9/30/2027 139,500 139,233
3.50%, 10/15/2028 333,600 332,688
3.63%, 9/30/2030 (f) 945,400 941,855
3.88%, 9/30/2032 443,200 442,923
4.25%, 8/15/2035 1,074,700 1,088,133
Total U.S. Treasury Obligations
(cost $3,714,695)
3,712,652
Short-Term Investment 0 .7%
U.S. Treasury Obligation 0 .7%
U.S. Treasury Bills, 3.93%,
5/14/2026(g) 986,000 966,956
Total Short-Term Investment
(cost $965,762)
966,956
Repurchase Agreements 5 .0%
CF Secured, LLC
4.13%, dated
10/31/2025, due
11/3/2025, repurchase
price $6,753,681,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
11/30/2025 - 2/15/2055;
total market value
$6,888,755. (h)(i) 6,751,358 6,751,358
Deutsche Bank Securities,
Inc.
4.14%, dated 10/31/2025,
due 11/3/2025,
repurchase price
$302,302, collateralized
by U.S. Government
Treasury Securities,
ranging from 3.63%
- 5.38%, maturing
2/15/2031 - 2/15/2044;
total market value
$308,242. (h)(i) 302,197 302,197
Total Repurchase Agreements
(cost $7,053,555)
7,053,555
Total Investments
(cost $149,720,490) — 106.2%
150,859,648
Liabilities in excess of other
assets — (6.2)% (8,781,123)
NET ASSETS — 100.0%
$ 142,078,525
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2025
was $71,005,684 which represents 49.98% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of October 31, 2025.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of October 31, 2025.
(d) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on October 31, 2025. The maturity date reflects the next call date.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2025.
(f) The security or a portion of this security is on loan as of
October 31, 2025. The total value of securities on loan as of
October 31, 2025 was $8,657,085, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $7,053,555 and by $1,887,959 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.25%, and maturity
dates ranging from 11/15/2025 - 5/15/2055, a total value of
$8,941,514.
(g) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2025 was $7,053,555.
(i) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
ICE Intercontinental Exchange
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to
delayed delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
GBP British Pound
USD United States Dollar

22 - Statements of Investments - October 31, 2025 - Nationwide Invesco Core Plus Bond Fund
Futures contracts outstanding as of October 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 131 12/2025 USD 27,279,727 (21,935)
U.S. Treasury 10 Year Note 25 12/2025 USD 2,816,797 (6,520)
U.S. Treasury Long Bond 9 12/2025 USD 1,055,812 (7,326)
U.S. Treasury Ultra Bond 76 12/2025 USD 9,217,375 236,214
Total long contracts 200,433
Short Contracts
U.S. Treasury 5 Year Note (10) 12/2025 USD (1,092,110) 5,706
U.S. Treasury 10 Year Ultra Note (57) 12/2025 USD (6,582,609) (58,263)
Total short contracts (52,557)
Net contracts 147,876
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Loomis Core Bond Fund - October 31, 2025 - Statements of Investments - 23
Asset-Backed Securities 11 .1%
Principal
Amount ($) Value ($)
Airlines 0 .3%
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(a) 568,202 544,362
PK Alift Loan Funding 7 LP,
Series 2025-2, Class A,
4.75%, 3/15/2043(a) 330,000 330,608
United Airlines Pass-Through
Trust
Series 2020-1, Class A,
5.88%, 10/15/2027 578,099 591,430
Series 2024-1, Class AA,
5.45%, 2/15/2037 281,932 290,949
Series 2024-1, Class A,
5.88%, 2/15/2037 482,761 493,888
2,251,237
Automobiles 7 .6%
Ally Auto Receivables Trust,
Series 2025-1, Class A3,
3.96%, 3/15/2030 550,000 549,661
American Credit Acceptance
Receivables Trust
Series 2023-3, Class C,
6.44%, 10/12/2029(a) 271,948 273,422
Series 2025-2, Class C,
5.11%, 3/12/2031(a) 730,000 736,069
Americredit Automobile
Receivables Trust, Series
2023-1, Class B, 5.57%,
3/20/2028 735,000 741,273
AmeriCredit Automobile
Receivables Trust
Series 2021-3, Class C,
1.41%, 8/18/2027 599,354 593,493
Series 2024-1, Class A3,
5.43%, 1/18/2029 605,000 610,269
AutoNation Finance Trust,
Series 2025-1A, Class A3,
4.62%, 11/13/2029(a) 515,000 518,649
Avis Budget Rental Car
Funding AESOP LLC
Series 2023-3A, Class A,
5.44%, 2/22/2028(a) 1,300,000 1,315,822
Series 2024-1A, Class A,
5.36%, 6/20/2030(a) 700,000 721,610
Series 2025-2A, Class A,
5.12%, 8/20/2031(a) 385,000 395,933
BMW Vehicle Lease Trust
Series 2024-2, Class A3,
4.18%, 10/25/2027 580,000 580,709
Series 2025-1, Class A3,
4.43%, 6/26/2028 400,000 402,512
BofA Auto Trust, Series
2025-1A, Class A3, 4.35%,
11/20/2029(a) 355,000 356,631
Bridgecrest Lending Auto
Securitization Trust
Series 2024-2, Class A3,
5.84%, 6/15/2028 781,328 784,069
Series 2024-3, Class B,
5.37%, 10/16/2028 280,000 281,314
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2025-2, Class A3,
4.78%, 12/15/2028 965,000 967,738
Series 2025-3, Class A3,
4.66%, 1/15/2029 645,000 647,248
Carmax Auto Owner Trust,
Series 2025-4, Class A3,
3.97%, 12/16/2030 695,000 692,878
CarMax Auto Owner Trust
Series 2023-2, Class A3,
5.05%, 1/18/2028 505,829 507,693
Series 2024-4, Class A3,
4.60%, 10/15/2029 1,480,000 1,492,504
Series 2025-2, Class A3,
4.48%, 3/15/2030 680,000 685,307
CarMax Select Receivables
Trust
Series 2024-A, Class A3,
5.40%, 11/15/2028 250,000 252,290
Series 2025-A, Class A3,
4.77%, 9/17/2029 1,070,000 1,077,942
Carvana Auto Receivables
Trust
Series 2023-P1, Class A3,
5.98%, 12/10/2027(a) 306,584 307,469
Series 2024-P2, Class A3,
5.33%, 7/10/2029 365,000 367,627
Series 2024-P4, Class A3,
4.64%, 1/10/2030 235,000 235,985
Series 2025-P3, Class A3,
4.04%, 11/11/2030 720,000 718,757
Series 2025-P2, Class A4,
4.75%, 6/10/2031 1,460,000 1,484,142
Chesapeake Funding II LLC
Series 2023-1A, Class A1,
5.65%, 5/15/2035(a) 230,252 231,531
Series 2024-1A, Class A1,
5.52%, 5/15/2036(a) 194,135 196,070
Citizens Auto Receivables
Trust, Series 2024-1, Class
A3, 5.11%, 4/17/2028(a) 206,230 207,261
Credit Acceptance Auto Loan
Trust
Series 2023-1A, Class A,
6.48%, 3/15/2033(a) 148,484 148,796
Series 2023-3A, Class C,
7.62%, 12/15/2033(a) 100,000 103,168
Series 2024-2A, Class A,
5.95%, 6/15/2034(a) 1,200,000 1,219,513
Series 2025-1A, Class A,
5.02%, 3/15/2035(a) 1,630,000 1,646,587
Drive Auto Receivables Trust,
Series 2024-2, Class B,
4.52%, 7/16/2029 815,000 816,589
Enterprise Fleet Financing
LLC
Series 2025-1, Class A3,
4.82%, 2/20/2029(a) 330,000 334,800
Series 2022-3, Class A2,
4.38%, 7/20/2029(a) 23,676 23,681
Series 2025-3, Class A3,
4.46%, 9/20/2029(a) 1,365,000 1,378,418

24 - Statements of Investments - October 31, 2025 - Nationwide Loomis Core Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2023-2, Class A2,
5.56%, 4/22/2030(a) 196,730 197,886
Series 2024-1, Class A3,
5.16%, 9/20/2030(a) 240,000 244,326
Series 2024-3, Class A4,
5.06%, 3/20/2031(a) 460,000 469,483
Exeter Automobile
Receivables Trust
Series 2024-3A, Class A3,
5.65%, 12/15/2027 171,012 171,125
Series 2025-2A, Class A3,
4.74%, 1/16/2029 1,780,000 1,786,337
Series 2025-4A, Class A3,
4.39%, 9/17/2029 265,000 265,719
Series 2024-4A, Class C,
5.48%, 8/15/2030 435,000 438,096
Exeter Select Automobile
Receivables Trust, Series
2025-1, Class A3, 4.69%,
4/15/2030 295,000 297,138
Flagship Credit Auto Trust,
Series 2023-2, Class C,
5.81%, 5/15/2029(a) 650,000 642,920
Ford Credit Auto Lease Trust,
Series 2025-A, Class A3,
4.72%, 6/15/2028 415,000 418,195
Ford Credit Auto Owner Trust,
Series 2021-1, Class A,
1.37%, 10/17/2033(a) 980,000 967,701
GECU Auto Receivables
Trust, Series 2023-
1A, Class A3, 5.63%,
8/15/2028(a) 333,344 335,071
GLS Auto Receivables Issuer
Trust
Series 2024-4A, Class A3,
4.75%, 7/17/2028(a) 270,000 270,813
Series 2024-2A, Class B,
5.77%, 11/15/2028(a) 660,000 665,230
Series 2024-3A, Class B,
5.08%, 1/16/2029(a) 395,000 397,310
Series 2025-2A, Class C,
5.11%, 1/15/2031(a) 435,000 438,731
GLS Auto Select Receivables
Issuer Trust, Series 2025-
4A, Class A2, 4.17%,
2/18/2031(a) 470,000 469,673
GLS Auto Select Receivables
Trust
Series 2024-3A, Class A2,
5.59%, 10/15/2029(a) 381,713 385,438
Series 2024-4A, Class A2,
4.43%, 12/17/2029(a) 288,372 288,779
Series 2025-1A, Class A2,
4.71%, 4/15/2030(a) 372,635 374,725
Series 2024-2A, Class A2,
5.58%, 6/17/2030(a) 95,547 96,596
Series 2025-3A, Class A2,
4.46%, 10/15/2030(a) 530,000 532,089
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
GM Financial Automobile
Leasing Trust
Series 2024-2, Class A3,
5.39%, 7/20/2027 300,000 301,609
Series 2025-1, Class A3,
4.66%, 2/21/2028 560,000 564,095
Series 2025-3, Class A3,
4.17%, 8/21/2028 1,255,000 1,258,291
Harley-Davidson Motorcycle
Trust, Series 2023-A, Class
A3, 5.05%, 12/15/2027 382,951 383,984
Hertz Vehicle Financing III
LLC
Series 2023-3A, Class A,
5.94%, 2/25/2028(a) 845,000 858,972
Series 2024-1A, Class A,
5.44%, 1/25/2029(a) 855,000 872,123
Hertz Vehicle Financing LLC,
Series 2022-2A, Class A,
2.33%, 6/26/2028(a) 870,000 845,531
Huntington Auto Trust, Series
2024-1A, Class A3, 5.23%,
1/16/2029(a) 423,730 427,516
Hyundai Auto Receivables
Trust, Series 2025-B, Class
A3, 4.36%, 12/17/2029 510,000 514,500
LAD Auto Receivables Trust
Series 2024-2A, Class A3,
5.61%, 8/15/2028(a) 354,534 356,698
Series 2024-1A, Class A4,
5.17%, 9/15/2028(a) 195,000 196,098
Series 2023-4A, Class B,
6.39%, 10/16/2028(a) 260,000 264,733
Series 2024-3A, Class A3,
4.52%, 3/15/2029(a) 345,000 346,131
Series 2025-1A, Class A3,
4.69%, 7/16/2029(a) 905,000 911,489
Series 2025-2A, Class A3,
4.25%, 1/15/2030(a) 1,360,000 1,362,082
M&T Bank Auto Receivables
Trust, Series 2025-
1A, Class A3, 4.73%,
6/17/2030(a) 290,000 293,533
NextGear Floorplan Master
Owner Trust, Series 2025-
2A, Class A2, 4.23%,
10/15/2030(a) 765,000 764,269
Octane Receivables Trust
Series 2025-1A, Class A2,
4.25%, 2/20/2031(a) 1,425,000 1,423,038
Series 2024-2A, Class A2,
5.80%, 7/20/2032(a) 449,342 453,007
PenFed Auto Receivables
Owner Trust, Series
2024-A, Class A3, 4.70%,
6/15/2029(a) 365,000 366,697
Porsche Innovative Lease
Owner Trust, Series 2024-
2A, Class A3, 4.35%,
10/20/2027(a) 500,000 500,818

Nationwide Loomis Core Bond Fund - October 31, 2025 - Statements of Investments - 25
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Prestige Auto Receivables
Trust
Series 2021-1A, Class C,
1.53%, 2/15/2028(a) 22,978 22,950
Series 2023-1A, Class C,
5.65%, 2/15/2028(a) 378,298 379,082
Santander Drive Auto
Receivables Trust
Series 2025-3, Class A2,
4.63%, 10/16/2028 1,135,000 1,137,158
Series 2024-5, Class A3,
4.62%, 11/15/2028 500,000 500,894
Series 2023-4, Class B,
5.77%, 12/15/2028 435,000 439,017
Series 2024-4, Class A3,
4.85%, 1/16/2029 551,545 552,751
Series 2024-3, Class A3,
5.63%, 1/16/2029 851,326 854,945
Series 2025-2, Class A3,
4.67%, 8/15/2029 1,230,000 1,236,423
Series 2023-5, Class B,
6.16%, 12/17/2029 670,000 679,820
Series 2023-1, Class C,
5.09%, 5/15/2030 1,227,423 1,234,621
Series 2023-3, Class C,
5.77%, 11/15/2030 475,000 482,644
SBNA Auto Lease Trust
Series 2024-A, Class A3,
5.39%, 11/20/2026(a) 120,557 120,941
Series 2024-B, Class A3,
5.56%, 11/22/2027(a) 807,557 812,679
Series 2024-C, Class A3,
4.56%, 2/22/2028(a) 205,000 205,371
SFS Auto Receivables
Securitization Trust
Series 2023-1A, Class A3,
5.47%, 10/20/2028(a) 359,654 361,959
Series 2024-3A, Class A3,
4.55%, 6/20/2030(a) 280,000 281,196
Series 2025-1A, Class A3,
4.75%, 7/22/2030(a) 280,000 282,969
Series 2025-2A, Class A3,
4.44%, 12/20/2030(a) 1,450,000 1,456,958
Stellantis Financial
Underwritten Enhanced
Lease Trust, Series 2025-
BA, Class A3, 4.27%,
1/22/2029(a) 1,430,000 1,434,460
Toyota Lease Owner Trust,
Series 2025-B, Class A3,
3.96%, 11/20/2028(a) 1,045,000 1,044,248
USB Auto Owner Trust, Series
2025-1A, Class A3, 4.49%,
6/17/2030(a) 210,000 211,643
VStrong Auto Receivables
Trust, Series 2024-A, Class
B, 5.77%, 7/15/2030(a) 79,000 79,921
Westlake Automobile
Receivables Trust
Series 2023-4A, Class A3,
6.24%, 7/15/2027(a) 339,188 339,992
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2024-2A, Class A3,
5.56%, 2/15/2028(a) 380,000 382,059
Series 2024-3A, Class A3,
4.71%, 4/17/2028(a) 1,515,000 1,519,716
Series 2025-1A, Class A3,
4.75%, 8/15/2028(a) 990,000 995,245
Series 2023-3A, Class C,
6.02%, 9/15/2028(a) 820,000 828,687
Series 2025-2A, Class A3,
4.51%, 5/15/2029(a) 450,000 450,971
Series 2025-3A, Class A3,
4.22%, 6/15/2029(a) 655,000 654,628
Wheels Fleet Lease Funding
1 LLC
Series 2023-1A, Class A,
5.80%, 4/18/2038(a) 411,393 413,894
Series 2024-1A, Class A1,
5.49%, 2/18/2039(a) 314,698 317,939
Series 2024-2A, Class A1,
4.87%, 6/21/2039(a) 410,010 413,366
Series 2024-3A, Class A1,
4.80%, 9/19/2039(a) 434,624 438,440
Wheels Fleet Lease Funding
LLC, Series 2025-3A, Class
A1, 4.08%, 9/18/2040(a) 810,000 810,253
World Omni Auto Receivables
Trust
Series 2024-C, Class A3,
4.43%, 12/17/2029 535,000 537,428
Series 2025-C, Class A3,
4.08%, 11/15/2030 1,740,000 1,745,173
World Omni Select Auto Trust,
Series 2024-A, Class A3,
4.98%, 2/15/2030 250,000 251,162
71,935,628
Credit Card 0 .4%
BA Credit Card Trust, Series
2023-A1, Class A1, 4.79%,
5/15/2028 500,000 501,976
Capital One Multi-Asset
Execution Trust, Series
2023-A1, Class A, 4.42%,
5/15/2028 1,000,000 1,001,859
Chase Issuance Trust, Series
2023-A1, Class A, 5.16%,
9/15/2028 1,500,000 1,515,173
Discover Card Execution
Note Trust, Series 2023-A1,
Class A, 4.31%, 3/15/2028 500,000 500,281
3,519,289
Equipment Loans & Leases 0 .4%
Auxilior Term Funding LLC,
Series 2023-1A, Class A2,
6.18%, 12/15/2028(a) 62,956 63,358
Dell Equipment Finance Trust,
Series 2023-3, Class A3,
5.93%, 4/23/2029(a) 484,070 487,096

26 - Statements of Investments - October 31, 2025 - Nationwide Loomis Core Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases
Dllad LLC
Series 2024-1A, Class A2,
5.50%, 8/20/2027(a) 71,012 71,340
Series 2024-1A, Class A3,
5.30%, 7/20/2029(a) 200,000 204,023
DLLMT LLC, Series 2023-
1A, Class A3, 5.34%,
3/22/2027(a) 423,257 425,183
M&T Equipment Notes, Series
2023-1A, Class A3, 5.74%,
7/15/2030(a) 251,546 253,125
MetroNet Infrastructure Issuer
LLC, Series 2025-2A, Class
A2, 5.40%, 8/20/2055(a) 690,000 697,623
OWN Equipment Fund II LLC,
Series 2025-1M, Class A,
5.48%, 9/26/2033(a) 595,933 585,532
Post Road Equipment Finance
LLC, Series 2024-1A, Class
A2, 5.59%, 11/15/2029(a) 68,914 69,237
SCF Equipment Leasing LLC,
Series 2024-1A, Class A3,
5.52%, 1/20/2032(a) 355,000 363,748
SCF Equipment Trust LLC,
Series 2025-1A, Class A3,
5.11%, 11/21/2033(a) 615,000 628,749
3,849,014
Other 2 .4%
720 East CLO V Ltd., Series
2024-2A, Class A1, 5.41%,
7/20/2037(a)(b) 1,400,000 1,402,911
Affirm Master Trust, Series
2025-2A, Class A, 4.67%,
7/15/2033(a) 1,625,000 1,629,948
Applebee's Funding LLC,
Series 2025-1A, Class A2,
6.72%, 6/7/2055(a) 2,865,000 2,867,036
Aqua Finance Trust, Series
2021-A, Class A, 1.54%,
7/17/2046(a) 203,752 187,786
Ares XXXIX CLO Ltd., Series
2016-39A, Class AR3,
5.30%, 7/18/2037(a)(b) 2,250,000 2,258,417
BHG Securitization Trust
Series 2024-1CON, Class
A, 5.81%, 4/17/2035(a) 91,410 93,210
Series 2025-2CON, Class
A, 4.84%, 9/17/2036(a) 767,328 772,774
Compass Datacenters Issuer
III LLC, Series 2025-
1A, Class A2, 5.66%,
2/25/2050(a) 405,000 412,532
CVS Pass-Through Trust,
6.94%, 1/10/2030 813,631 840,040
CyrusOne Data Centers
Issuer I LLC, Series 2025-
1A, Class A2, 5.91%,
2/20/2050(a) 670,000 683,632
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Frontier Issuer LLC
Series 2023-1, Class A2,
6.60%, 8/20/2053(a) 810,000 820,075
Series 2024-1, Class A2,
6.19%, 6/20/2054(a) 510,000 525,345
Hilton Grand Vacations Trust,
Series 2022-2A, Class C,
5.57%, 1/25/2037(a) 33,801 34,067
Magnetite XVII Ltd., Series
2016-17A, Class AR2,
5.38%, 4/20/2037(a)(b) 1,400,000 1,404,900
Marathon CLO Ltd., Series
2020-15A, Class A1R3,
5.66%, 8/15/2037(a)(b) 1,500,000 1,501,079
MVW LLC, Series 2024-
1A, Class A, 5.32%,
2/20/2043(a) 150,431 152,305
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 1,355,000 1,143,289
OneMain Financial Issuance
Trust, Series 2022-
S1, Class A, 4.13%,
5/14/2035(a) 673,758 673,121
Reach ABS Trust, Series
2024-2A, Class A, 5.88%,
7/15/2031(a) 137,282 137,919
Regional Management
Issuance Trust, Series
2024-1, Class A, 5.83%,
7/15/2036(a) 280,000 285,324
SEB Funding LLC, Series
2024-1A, Class A2, 7.39%,
4/30/2054(a) 395,000 404,446
Sierra Timeshare Receivables
Funding LLC, Series
2024-2A, Class A, 5.14%,
6/20/2041(a) 362,718 367,891
SoFi Consumer Loan Program
Trust, Series 2025-2, Class
A, 4.82%, 6/25/2034(a) 398,174 399,941
Wise CLO Ltd., Series
2024-2A, Class A, 5.36%,
7/15/2037(a)(b) 1,500,000 1,503,067
Zayo Issuer LLC, Series
2025-2A, Class A2, 5.95%,
6/20/2055(a) 1,835,000 1,882,854
22,383,909
Student Loan 0 .0%
†
Navient Private Education Refi
Loan Trust
Series 2020-BA, Class A2,
2.12%, 1/15/2069(a) 134,591 128,671

Nationwide Loomis Core Bond Fund - October 31, 2025 - Statements of Investments - 27
Asset-Backed Securities
Principal
Amount ($) Value ($)
Student Loan
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 48,256 45,355
174,026
Total Asset-Backed Securities
(cost $103,679,757)
104,113,103
Collateralized Mortgage Obligations 0 .6%
American Home Mortgage
Investment Trust, Series
2004-3, Class 6A1, 5.32%,
10/25/2034(c) 1,068 1,059
FHLMC REMICS
Series 5065, Class HI, IO,
4.73%, 4/15/2042(b) 1,349,189 205,325
Series 5065, Class EI, IO,
5.34%, 11/25/2044(b) 288,445 52,951
Series 5094, Class , IO,
1.40%, 12/15/2048(b) 773,527 50,266
Series 5214, Class BI, IO,
0.89%, 4/25/2052(b) 93,578 3,463
FNMA REMICS
Series 2004-29, Class PS,
IO, 3.30%, 5/25/2034(b) 701,581 85,618
Series 2016-32, Class SA,
IO, 1.80%, 10/25/2034(b) 3,027,852 283,389
Series 2020-85, Class LI,
IO, 3.00%, 2/25/2035 2,531,762 232,136
Series 2010-57, Class SA,
IO, 2.15%, 6/25/2040(b) 967,215 105,251
Series 2010-63, Class SA,
IO, 2.20%, 6/25/2040(b) 814,945 87,661
Series 2010-118, Class SN,
IO, 2.30%, 10/25/2040(b) 4,349,410 684,304
Series 2015-55, Class IN,
IO, 4.50%, 8/25/2045 217,927 28,774
Series 2017-26, Class ID,
IO, 3.50%, 4/25/2047 180,072 28,190
Series 2021-24, Class , IO,
1.08%, 3/25/2059(b) 3,543,927 196,758
GNMA REMICS
Series 2019-21, Class , IO,
4.50%, 2/20/2049 3,028,018 444,062
Series 2019-117, Class LI,
IO, 3.50%, 9/20/2049 366,956 24,342
Series 2019-132, Class LI,
IO, 3.50%, 10/20/2049 132,482 23,483
Series 2012-H20, Class PT,
4.89%, 7/20/2062(b) 27,616 27,613
Series 2018-H02, Class ZJ,
4.30%, 10/20/2064(b) 427,100 419,625
Series 2017-H12, Class EZ,
5.49%, 6/20/2066(b) 69,306 69,522
Series 2017-H13, Class JZ,
5.09%, 5/20/2067(b) 113,676 113,893
Series 2017-H22, Class FD,
4.59%, 11/20/2067(b) 10,907 10,849
Series 2017-H25, Class FD,
4.54%, 12/20/2067(b) 16,944 16,780
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2021-H08, Class IA,
IO, 0.01%, 1/20/2068(b) 296,546 2,375
Series 2019-H01, Class FT,
4.79%, 10/20/2068(b) 342,665 342,359
Series 2019-H05, Class FT,
4.28%, 4/20/2069(b) 256,868 257,343
Series 2019-H13, Class FT,
4.30%, 8/20/2069(b) 36,639 36,512
Series 2019-H18, Class DF,
4.79%, 10/20/2069(b) 123,788 123,603
Series 2021-H03, Class ,
IO, 0.00%, 4/20/2070(b) 2,396,678 17,235
Series 2022-H09, Class GF,
4.88%, 4/20/2072(b) 1,376,495 1,376,554
Series 2022-H22, Class FE,
5.22%, 9/20/2072(b) 540,366 540,688
Total Collateralized Mortgage Obligations
(cost $5,210,617)
5,891,983
Commercial Mortgage-Backed Securities 3 .5%
ALA Trust, Series 2025-
OANA, Class A, 5.78%,
6/15/2040(a)(b) 435,000 436,631
Aventura Mall Trust, Series
2018-AVM, Class A, 4.11%,
7/5/2040(a)(b) 700,000 691,911
BANK
Series 2020-BN25, Class
A5, 2.65%, 1/15/2063 1,030,000 953,867
Series 2020-BN26, Class
A4, 2.40%, 3/15/2063 2,050,000 1,871,701
Series 2021-BN37, Class
A5, 2.62%, 11/15/2064(b) 1,480,000 1,317,286
BANK5, Series 2023-
5YR4, Class A3, 6.50%,
12/15/2056 233,716 246,199
BANK5 Trust, Series 2024-
5YR6, Class A3, 6.23%,
5/15/2057 1,235,000 1,302,063
BBCMS Mortgage Trust,
Series 2021-C12, Class A5,
2.69%, 11/15/2054 1,470,000 1,316,233
Benchmark Mortgage Trust,
Series 2024-V7, Class A3,
6.23%, 5/15/2056(b) 570,000 601,394
BFLD Commercial Mortgage
Trust, Series 2025-
660F, Class A, 5.46%,
11/15/2042(a)(b) 1,110,000 1,111,388
BPR Trust, Series 2021-
NRD, Class A, 5.56%,
12/15/2038(a)(b) 815,000 809,220
BX Trust
Series 2024-VLT4, Class A,
5.52%, 6/15/2041(a)(b) 785,000 784,999
Series 2025-VLT7, Class A,
5.73%, 7/15/2044(a)(b) 2,355,000 2,363,795

28 - Statements of Investments - October 31, 2025 - Nationwide Loomis Core Bond Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Citigroup Commercial
Mortgage Trust, Series
2019-C7, Class A4, 3.10%,
12/15/2072 910,000 863,597
COMM Mortgage Trust, Series
2024-CBM, Class A2,
5.87%, 12/10/2041(a)(b) 185,000 188,435
Commercial Mortgage Pass-
Through Certificates, Series
2012-LTRT, Class A2,
3.40%, 10/5/2030(a) 59,151 58,754
CSAIL Commercial Mortgage
Trust, Series 2019-
C18, Class A4, 2.97%,
12/15/2052 765,000 720,103
CSMC OA LLC
Series 2014-USA, Class A1,
3.30%, 9/15/2037(a) 334,917 304,983
Series 2014-USA, Class A2,
3.95%, 9/15/2037(a) 1,030,000 937,944
DC Commercial Mortgage
Trust, Series 2023-
DC, Class A, 6.31%,
9/12/2040(a) 390,000 402,687
Extended Stay America Trust,
Series 2025-ESH, Class A,
5.45%, 10/15/2042(a)(b) 340,000 340,638
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K107, Class X1, IO,
1.59%, 1/25/2030(b) 470,938 26,409
Series K142, Class X1, IO,
0.30%, 3/25/2032(b) 5,753,853 98,643
Series K145, Class X1, IO,
0.32%, 5/25/2032(b) 1,473,162 28,596
Series K146, Class X1, IO,
0.23%, 6/25/2032(b) 4,989,313 75,966
Series K147, Class X1, IO,
0.37%, 6/25/2032(b) 3,805,001 87,665
Series K149, Class X1, IO,
0.27%, 8/25/2032(b) 6,223,148 112,775
Series K-150, Class X1, IO,
0.31%, 9/25/2032(b) 5,416,498 114,023
Series K157, Class X1, IO,
0.01%, 8/25/2033(b) 8,895,826 31,041
Series K-1513, Class X1,
IO, 0.85%, 8/25/2034(b) 952,538 48,743
Series K-1521, Class X1,
IO, 0.98%, 8/25/2036(b) 2,776,611 211,344
Series K143, Class X1, IO,
0.34%, 4/25/2055(b) 2,591,504 52,002
FNMA ACES REMICS
Series 2020-M33, Class X,
IO, 2.00%, 6/25/2028(b) 593,055 10,764
Series 2020-M37, Class X,
IO, 0.98%, 4/25/2032(b) 1,098,620 42,307
Series 2020-M43, Class X1,
IO, 1.87%, 8/25/2034(b) 4,627,367 253,365
Series 2020-M36, Class X1,
IO, 1.30%, 9/25/2034(b) 732,860 42,004
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA REMICS
Series 2018-82, Class , IO,
0.46%, 5/16/2058(b) 8,276,719 235,296
Series 2021-145, Class , IO,
0.77%, 7/16/2061(b) 777,360 45,610
Series 2020-108, Class , IO,
0.85%, 6/16/2062(b) 2,688,293 155,599
Series 2021-20, Class , IO,
1.14%, 8/16/2062(b) 2,486,201 200,880
Series 2020-179, Class , IO,
1.01%, 9/16/2062(b) 2,593,006 185,502
Series 2021-33, Class , IO,
0.84%, 10/16/2062(b) 2,382,190 153,497
Series 2020-128, Class , IO,
0.92%, 10/16/2062(b) 1,361,548 91,451
Series 2021-40, Class , IO,
0.82%, 2/16/2063(b) 2,077,120 128,306
Series 2021-12, Class , IO,
0.96%, 3/16/2063(b) 2,858,882 199,196
Series 2021-52, Class , IO,
0.72%, 4/16/2063(b) 3,177,387 164,173
Series 2021-106, Class , IO,
0.86%, 4/16/2063(b) 2,878,176 190,831
Series 2021-151, Class , IO,
0.91%, 4/16/2063(b) 3,226,990 225,273
Series 2021-132, Class BI,
IO, 0.92%, 4/16/2063(b) 3,745,773 256,890
Series 2021-10, Class , IO,
0.99%, 5/16/2063(b) 645,679 47,691
Series 2021-133, Class , IO,
0.88%, 7/16/2063(b) 3,647,644 243,240
Series 2021-163, Class , IO,
0.80%, 3/16/2064(b) 3,499,185 202,499
Series 2022-17, Class , IO,
0.80%, 6/16/2064(b) 1,970,267 112,634
Series 2022-132, Class , IO,
0.54%, 10/16/2064(b) 3,385,307 144,757
GS Mortgage Securities Corp.
Trust
Series 2013-PEMB, Class
A, 3.55%, 3/5/2033(a)(b) 410,000 331,075
Series 2012-BWTR, Class
A, 2.95%, 11/5/2034(a) 987,456 855,582
GS Mortgage Securities Trust,
Series 2020-GC45, Class
A5, 2.91%, 2/13/2053 415,000 389,712
Hudsons Bay Simon JV Trust,
Series 2015-HB10, Class
A10, 4.15%, 8/5/2034(a) 2,015,000 2,012,565
J.P. Morgan Chase
Commercial Mortgage
Securities Trust, Series
2025-BMS, Class A, 5.63%,
1/15/2042(a)(b) 1,065,000 1,063,669
SCOTT Trust, Series 2023-
SFS, Class A, 5.91%,
3/10/2040(a) 755,000 774,268
SPGN Mortgage Trust, Series
2022-TFLM, Class A,
5.58%, 2/15/2039(a)(b) 1,495,000 1,494,991

Nationwide Loomis Core Bond Fund - October 31, 2025 - Statements of Investments - 29
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Starwood Retail Property
Trust, Series 2014-
STAR, Class A, 7.25%,
11/15/2027(a)(b) 566,085 342,204
TCO Commercial Mortgage
Trust, Series 2024-
DPM, Class A, 5.28%,
12/15/2039(a)(b) 525,000 525,000
Wells Fargo Commercial
Mortgage Trust
Series 2021-C61, Class A4,
2.66%, 11/15/2054 2,165,000 1,937,246
Series 2022-C62, Class A4,
4.00%, 4/15/2055(b) 1,405,000 1,344,826
Total Commercial Mortgage-Backed
Securities
(cost $34,187,198) 32,913,938
Corporate Bonds 37 .4%
Aerospace & Defense 0 .3%
Boeing Co. (The) ,
2.95%, 2/1/2030(d) 550,000 519,333
3.25%, 2/1/2035(d) 500,000 435,807
GE Capital Funding LLC ,
4.55%, 5/15/2032 322,000 324,544
RTX Corp. ,
4.13%, 11/16/2028 1,150,000 1,151,384
Textron, Inc. ,
4.95%, 3/15/2036 735,000 727,524
3,158,592
Automobile Components 0 .1%
Denso Corp. ,
1.24%, 9/16/2026(a) 1,115,000 1,086,869
Automobiles 0 .9%
General Motors Co. ,
5.63%, 4/15/2030 1,040,000 1,082,476
Honda Motor Co. Ltd. ,
4.69%, 7/8/2030(d) 1,715,000 1,732,076
Hyundai Capital America ,
2.38%, 10/15/2027(a)(d) 385,000 371,622
1.80%, 1/10/2028(a) 140,000 132,984
4.25%, 9/18/2028(a) 575,000 573,709
5.15%, 3/27/2030(a) 1,050,000 1,073,438
Nissan Motor Acceptance Co.
LLC ,
5.55%, 9/13/2029(a)(d) 705,000 700,807
Stellantis Finance US, Inc. ,
6.45%, 3/18/2035(a)(d) 940,000 975,759
Volkswagen Group of America
Finance LLC ,
5.25%, 3/22/2029(a)(d) 1,100,000 1,122,398
4.85%, 9/11/2030(a) 955,000 961,727
8,726,996
Corporate Bonds
Principal
Amount ($) Value ($)
Banks 7 .5%
ABN AMRO Bank NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
6.34%, 9/18/2027(a)(e) 500,000 508,870
ANZ New Zealand
International Ltd. ,
5.36%, 8/14/2028(a) 700,000 724,758
Bank of America Corp. ,
(CME Term SOFR 3
Month + 1.47%), 3.97%,
2/7/2030(d)(e) 990,000 983,240
(SOFR + 1.84%), 5.87%,
9/15/2034(e) 400,000 428,779
Bank of America NA ,
5.53%, 8/18/2026 1,010,000 1,021,099
Bank of Montreal ,
(United States SOFR
Compounded Index
+ 0.67%), 5.00%,
1/27/2029(d)(e) 575,000 586,093
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(e) 1,250,000 1,116,801
Bank of Nova Scotia (The) ,
(SOFR + 1.09%), 4.34%,
9/15/2031(e) 2,838,000 2,821,733
Banque Federative du Credit
Mutuel SA ,
5.19%, 2/16/2028(a) 540,000 551,312
BNP Paribas SA ,
(SOFR + 1.28%), 5.28%,
11/19/2030(a)(e) 200,000 205,226
CaixaBank SA ,
(SOFR + 1.36%), 4.89%,
7/3/2031(a)(e) 1,225,000 1,240,256
Canadian Imperial Bank of
Commerce ,
(SOFR + 1.03%), 4.86%,
3/30/2029(e) 2,100,000 2,131,966
Citibank NA ,
(SOFR + 0.71%), 4.88%,
11/19/2027(e) 1,450,000 1,460,102
Citigroup, Inc. ,
(SOFR + 1.14%), 4.64%,
5/7/2028(d)(e) 2,925,000 2,943,995
Citizens Financial Group, Inc. ,
(SOFR + 1.26%), 5.25%,
3/5/2031(e) 865,000 884,989
Commonwealth Bank of
Australia ,
4.42%, 3/14/2028 835,000 845,092
Cooperatieve Rabobank UA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.92%),
4.99%, 5/27/2031(a)(e) 1,115,000 1,138,713
Credit Agricole SA ,
(SOFR + 1.13%), 5.23%,
1/9/2029(a)(e) 993,000 1,010,960

30 - Statements of Investments - October 31, 2025 - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Credit Agricole SA,
(SOFR + 1.36%), 4.82%,
9/25/2033(a)(e) 1,334,000 1,326,150
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.93%),
5.02%, 3/4/2031(a)(d)(e) 1,435,000 1,463,309
DNB Bank ASA ,
(SOFR + 1.05%), 4.85%,
11/5/2030(a)(e) 445,000 453,794
(SOFR + 1.05%), 4.38%,
11/4/2031(a)(e) 550,000 547,168
Federation des Caisses
Desjardins du Quebec ,
5.70%, 3/14/2028(a) 400,000 414,410
4.57%, 8/26/2030(a)(d) 1,165,000 1,171,461
Fifth Third Bank NA ,
(SOFR + 0.81%), 4.97%,
1/28/2028(e) 430,000 433,887
HSBC Holdings plc ,
(SOFR + 1.04%), 5.13%,
11/19/2028(e) 585,000 595,027
(SOFR + 1.57%), 5.24%,
5/13/2031(e) 733,000 754,222
(SOFR + 1.43%), 5.13%,
11/6/2036(e) 1,705,000 1,703,882
HSBC USA, Inc. ,
4.65%, 6/3/2028(d) 750,000 759,950
Huntington Bancshares, Inc. ,
(SOFR + 2.02%), 6.21%,
8/21/2029(e) 475,000 498,652
(SOFR + 1.28%), 5.27%,
1/15/2031(d)(e) 295,000 303,687
Huntington National Bank
(The) ,
5.65%, 1/10/2030 1,000,000 1,044,968
ING Groep NV ,
(SOFR + 1.01%), 4.86%,
3/25/2029(d)(e) 425,000 430,654
JPMorgan Chase & Co. ,
(SOFR + 1.64%), 5.58%,
7/23/2036(e) 1,620,000 1,679,721
KBC Group NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.85%),
4.45%, 9/23/2031(a)(e) 2,585,000 2,572,045
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.83%),
4.82%, 6/13/2029(d)(e) 1,370,000 1,389,312
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.82%),
4.43%, 11/4/2031(e) 985,000 983,303
M&T Bank Corp. ,
(SOFR + 1.40%), 5.18%,
7/8/2031(d)(e) 860,000 878,732
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.92%),
4.71%, 7/8/2031(e) 2,090,000 2,115,036
Morgan Stanley Private Bank
NA ,
(SOFR + 1.08%), 4.73%,
7/18/2031(e) 1,805,000 1,833,338
National Bank of Canada ,
4.50%, 10/10/2029(d) 990,000 999,241
NatWest Markets plc ,
4.79%, 3/21/2028(a)(d) 1,495,000 1,517,484
Norinchukin Bank (The) ,
4.67%, 9/9/2030(a) 915,000 920,619
Royal Bank of Canada ,
(SOFR + 0.89%), 4.50%,
8/6/2029(d)(e) 3,445,000 3,472,209
(SOFR + 1.10%), 4.97%,
8/2/2030(d)(e) 15,000 15,348
(SOFR + 1.03%), 5.15%,
2/4/2031(d)(e) 680,000 700,221
Santander UK Group Holdings
plc ,
(United States SOFR
Compounded Index
+ 1.58%), 5.14%,
9/22/2036(e) 875,000 867,118
Skandinaviska Enskilda
Banken AB ,
4.50%, 9/3/2030(a) 1,050,000 1,051,884
Societe Generale SA ,
5.25%, 2/19/2027(a) 305,000 308,050
(SOFR + 1.65%), 5.51%,
5/22/2031(a)(e) 1,730,000 1,778,834
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.20%),
5.40%, 8/12/2036(a)(d)(e) 817,000 830,657
Sumitomo Mitsui Financial
Group, Inc. ,
(SOFR + 1.19%), 4.66%,
7/8/2031(d)(e) 995,000 1,006,062
Sumitomo Mitsui Trust Bank
Ltd. ,
5.20%, 3/7/2027(a)(d) 675,000 685,277
Svenska Handelsbanken AB ,
4.38%, 5/23/2028(a) 1,495,000 1,510,266
Swedbank AB ,
6.14%, 9/12/2026(a)(d) 510,000 518,559
5.41%, 3/14/2029(a)(d) 725,000 750,523
Toronto-Dominion Bank (The) ,
4.93%, 10/15/2035 1,130,000 1,132,396
Truist Bank ,
(SOFR + 0.77%), 4.42%,
7/24/2028(e) 1,905,000 1,912,339
(SOFR + 0.91%), 4.14%,
10/23/2029(d)(e) 2,270,000 2,261,055

Nationwide Loomis Core Bond Fund - October 31, 2025 - Statements of Investments - 31
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
US Bank NA ,
(SOFR + 0.69%), 4.51%,
10/22/2027(d)(e) 1,470,000 1,474,893
Wells Fargo & Co. ,
3.00%, 4/22/2026 700,000 696,687
(SOFR + 1.50%), 3.35%,
3/2/2033(e) 750,000 699,243
(SOFR + 1.74%), 5.61%,
4/23/2036(e) 920,000 966,799
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(e) 1,250,000 1,119,849
71,152,305
Beverages 0 .3%
Bacardi Ltd. ,
5.90%, 6/15/2043(a) 150,000 148,240
Bacardi-Martini BV ,
5.55%, 2/1/2030(a) 1,075,000 1,110,741
PepsiCo, Inc. ,
5.00%, 7/23/2035 1,055,000 1,079,781
Suntory Holdings Ltd. ,
5.12%, 6/11/2029(a) 400,000 410,264
2,749,026
Biotechnology 0 .2%
Amgen, Inc. ,
4.05%, 8/18/2029 325,000 323,503
Biogen, Inc. ,
6.45%, 5/15/2055 602,000 641,809
CSL Finance plc ,
4.25%, 4/27/2032(a) 540,000 531,858
1,497,170
Capital Markets 4 .7%
Antares Holdings LP ,
3.75%, 7/15/2027(a)(d) 655,000 637,055
6.35%, 10/23/2029(a) 440,000 448,937
Apollo Debt Solutions BDC ,
5.88%, 8/30/2030(a) 710,000 718,088
Ares Capital Corp. ,
5.80%, 3/8/2032 570,000 576,465
Ares Strategic Income Fund ,
5.70%, 3/15/2028(d) 580,000 586,863
Bain Capital Specialty
Finance, Inc. ,
2.55%, 10/13/2026 615,000 603,155
5.95%, 3/15/2030 205,000 204,323
Bank of New York Mellon
(The) ,
(SOFR + 1.14%), 4.73%,
4/20/2029(e) 805,000 818,053
Bank of New York Mellon
Corp. (The) ,
(SOFR + 1.03%), 4.95%,
4/26/2027(d)(e) 640,000 642,686
(SOFR + 0.89%), 4.94%,
2/11/2031(d)(e) 945,000 970,657
Barings BDC, Inc. ,
5.20%, 9/15/2028 1,265,000 1,258,480
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
BGC Group, Inc. ,
6.15%, 4/2/2030(d) 430,000 443,894
Blackstone Reg Finance Co.
LLC ,
4.30%, 11/3/2030 905,000 902,056
Blue Owl Capital Corp. II ,
8.45%, 11/15/2026 305,000 315,003
Blue Owl Credit Income Corp. ,
7.95%, 6/13/2028(d) 560,000 594,713
Blue Owl Technology Finance
Corp. ,
4.75%, 12/15/2025(a) 250,000 249,895
6.75%, 4/4/2029(d) 645,000 659,414
Cantor Fitzgerald LP ,
7.20%, 12/12/2028(a) 445,000 472,726
Carlyle Group, Inc. (The) ,
5.05%, 9/19/2035 745,000 738,420
Carlyle Secured Lending, Inc. ,
5.75%, 2/15/2031 785,000 767,888
Citadel Securities Global
Holdings LLC ,
5.50%, 6/18/2030(a)(d) 390,000 399,127
Deutsche Bank AG ,
(SOFR + 1.72%), 5.30%,
5/9/2031(e) 1,775,000 1,815,835
(SOFR + 1.30%), 4.95%,
8/4/2031(e) 1,010,000 1,019,489
FMR LLC ,
4.95%, 2/1/2033(a) 925,000 933,976
FS KKR Capital Corp. ,
7.88%, 1/15/2029 345,000 360,851
6.13%, 1/15/2030(d) 565,000 558,576
Goldman Sachs Bank USA ,
(SOFR + 0.75%), 5.41%,
5/21/2027(e) 1,055,000 1,061,715
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 1.21%), 5.05%,
7/23/2030(e) 880,000 900,474
(SOFR + 1.33%), 4.94%,
10/21/2036(e) 3,320,000 3,303,786
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026 9,000 8,841
7.05%, 12/5/2028(d) 1,113,000 1,167,651
6.00%, 7/15/2029(d) 210,000 213,166
Golub Capital Private Credit
Fund ,
5.45%, 8/15/2028(a)(d) 300,000 301,764
Hercules Capital, Inc. ,
3.38%, 1/20/2027 820,000 804,204
6.00%, 6/16/2030 134,000 135,626
HPS Corporate Lending Fund ,
5.45%, 1/14/2028 815,000 821,262
5.45%, 11/15/2030(a) 1,110,000 1,098,737
Jefferies Financial Group, Inc. ,
5.88%, 7/21/2028(d) 670,000 692,887
KKR & Co., Inc. ,
5.10%, 8/7/2035 1,407,000 1,404,023
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(f) 4,000,000 2,000

32 - Statements of Investments - October 31, 2025 - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
LPL Holdings, Inc. ,
5.15%, 6/15/2030(d) 900,000 916,416
Main Street Capital Corp. ,
3.00%, 7/14/2026 20,000 19,767
6.50%, 6/4/2027 540,000 550,583
5.40%, 8/15/2028 830,000 829,643
Marex Group plc ,
5.83%, 5/8/2028(d) 1,105,000 1,118,591
6.40%, 11/4/2029(d) 650,000 668,364
Morgan Stanley ,
(SOFR + 1.10%), 4.65%,
10/18/2030(e) 1,445,000 1,462,198
(SOFR + 1.11%), 5.23%,
1/15/2031(e) 850,000 877,529
Series I, (SOFR + 1.31%),
4.89%, 10/22/2036(d)(e) 950,000 944,775
(SOFR + 2.62%), 5.30%,
4/20/2037(d)(e) 600,000 610,151
Morgan Stanley Direct
Lending Fund ,
6.00%, 5/19/2030 575,000 588,211
MSD Investment Corp. ,
6.25%, 5/31/2030(a) 380,000 382,915
New Mountain Finance Corp. ,
6.88%, 2/1/2029 245,000 249,244
North Haven Private Income
Fund LLC ,
5.13%, 9/25/2028(a) 515,000 511,485
Oaktree Strategic Credit Fund ,
6.19%, 7/15/2030(a)(d) 280,000 282,259
S&P Global, Inc. ,
2.90%, 3/1/2032 400,000 367,740
Sixth Street Lending Partners ,
6.50%, 3/11/2029(d) 575,000 596,056
TPG Operating Group II LP ,
5.38%, 1/15/2036(d) 1,630,000 1,632,986
UBS AG ,
5.00%, 7/9/2027 415,000 421,657
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
4.75%, 5/12/2028(a)(e) 2,000,000 2,015,188
44,658,519
Chemicals 0 .6%
Cabot Corp. ,
4.00%, 7/1/2029 415,000 410,707
Dow Chemical Co. (The) ,
4.80%, 1/15/2031 2,030,000 2,023,140
Eastman Chemical Co. ,
5.00%, 8/1/2029(d) 470,000 478,533
LYB International Finance III
LLC ,
5.50%, 3/1/2034(d) 865,000 864,473
PPG Industries, Inc. ,
4.38%, 3/15/2031 1,595,000 1,589,117
Syensqo Finance America
LLC ,
5.85%, 6/4/2034(a) 600,000 627,112
5,993,082
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies 0 .0%
†
Element Fleet Management
Corp. ,
5.04%, 3/25/2030(a) 510,000 520,919
Consumer Finance 2 .1%
Ally Financial, Inc. ,
(SOFR + 1.78%), 5.55%,
7/31/2033(e) 2,840,000 2,851,875
American Express Co. ,
(SOFR + 1.24%), 4.80%,
10/24/2036(e) 3,145,000 3,108,968
Avolon Holdings Funding Ltd. ,
4.95%, 1/15/2028(a) 1,030,000 1,040,191
4.95%, 10/15/2032(a) 2,750,000 2,714,377
Capital One Financial Corp. ,
(SOFR + 2.44%), 7.15%,
10/29/2027(e) 685,000 703,652
(SOFR + 2.64%), 6.31%,
6/8/2029(d)(e) 180,000 188,660
(SOFR + 1.25%), 4.49%,
9/11/2031(d)(e) 925,000 918,268
General Motors Financial Co.,
Inc. ,
5.05%, 4/4/2028 825,000 838,976
Macquarie Airfinance Holdings
Ltd. ,
5.20%, 3/27/2028(a) 855,000 868,577
Mitsubishi HC Finance
America LLC ,
5.15%, 10/24/2029(a) 1,125,000 1,150,383
Stellantis Financial Services
US Corp. ,
4.95%, 9/15/2028(a) 1,940,000 1,948,188
Synchrony Financial ,
(United States SOFR
Compounded Index +
2.13%), 5.94%, 8/2/2030(d)
(e) 545,000 563,787
(SOFR + 1.68%), 5.45%,
3/6/2031(d)(e) 520,000 528,957
Toyota Motor Credit Corp. ,
4.65%, 9/3/2032 2,095,000 2,115,024
19,539,883
Consumer Staples Distribution & Retail 0 .4%
Alimentation Couche-Tard,
Inc. ,
4.15%, 9/29/2028(a) 2,110,000 2,110,588
CVS Pass-Through Trust ,
7.51%, 1/10/2032(a) 445,201 473,657
Target Corp. ,
5.00%, 4/15/2035(d) 868,000 879,866
3,464,111
Containers & Packaging 0 .4%
Amcor Flexibles North
America, Inc. ,
4.80%, 3/17/2028 205,000 207,526
Amcor Group Finance plc ,
5.45%, 5/23/2029(d) 2,115,000 2,184,578

Nationwide Loomis Core Bond Fund - October 31, 2025 - Statements of Investments - 33
Corporate Bonds
Principal
Amount ($) Value ($)
Containers & Packaging
Sonoco Products Co. ,
4.60%, 9/1/2029(d) 1,150,000 1,157,420
3,549,524
Distributors 0 .1%
Genuine Parts Co. ,
4.95%, 8/15/2029 840,000 849,541
LKQ Corp. ,
5.75%, 6/15/2028 510,000 526,883
1,376,424
Diversified REITs 0 .1%
VICI Properties LP ,
4.75%, 4/1/2028 630,000 636,039
Diversified Telecommunication Services 0 .1%
AT&T, Inc. ,
2.55%, 12/1/2033 174,000 147,783
Sitios Latinoamerica SAB de
CV ,
6.00%, 11/25/2029(a) 675,000 697,322
845,105
Electric Utilities 2 .7%
Alliant Energy Finance LLC ,
5.40%, 6/6/2027(a) 525,000 531,746
4.25%, 6/15/2028(a)(d) 2,000,000 1,986,992
American Electric Power Co.,
Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.68%),
3.88%, 2/15/2062(e) 765,000 743,073
Capital Power US Holdings,
Inc. ,
5.26%, 6/1/2028(a)(d) 550,000 560,496
Duke Energy Ohio, Inc. ,
5.25%, 4/1/2033(d) 865,000 898,448
Enel Finance International NV ,
4.38%, 9/30/2030(a) 2,790,000 2,772,331
Evergy, Inc. ,
2.90%, 9/15/2029(d) 1,020,000 969,469
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 2,625,000 2,585,407
Indiana Michigan Power Co. ,
3.85%, 5/15/2028(d) 250,000 248,998
Jersey Central Power & Light
Co. ,
2.75%, 3/1/2032(a)(d) 170,000 152,485
Kentucky Utilities Co. ,
Series KENT, 5.45%,
4/15/2033 325,000 340,176
5.85%, 8/15/2055 600,000 619,003
Louisville Gas and Electric
Co. ,
5.85%, 8/15/2055 890,000 916,774
New England Power Co. ,
5.85%, 9/8/2055(a)(d) 630,000 642,456
NextEra Energy Capital
Holdings, Inc. ,
4.69%, 9/1/2027(d) 1,090,000 1,101,770
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
NSTAR Electric Co. ,
4.85%, 3/1/2030 535,000 548,709
Pacific Gas and Electric Co. ,
5.00%, 6/4/2028(d) 440,000 446,330
6.15%, 3/1/2055 1,280,000 1,288,673
PPL Capital Funding, Inc. ,
4.13%, 4/15/2030(d) 15,000 14,910
Public Service Co. of
Colorado ,
5.85%, 5/15/2055(d) 980,000 1,014,805
Public Service Co. of New
Hampshire ,
4.40%, 7/1/2028 845,000 852,802
RWE Finance US LLC ,
5.88%, 9/18/2055(a) 2,380,000 2,344,011
Southern California Edison
Co. ,
5.85%, 11/1/2027 400,000 410,217
Virginia Electric and Power
Co. ,
Series D, 5.60%,
9/15/2055(d) 1,685,000 1,687,042
Vistra Operations Co. LLC ,
5.00%, 7/31/2027(a)(d) 85,000 85,046
4.30%, 7/15/2029(a)(d) 1,000,000 990,073
Wisconsin Public Service
Corp. ,
4.55%, 12/1/2029 345,000 350,420
Xcel Energy, Inc. ,
4.75%, 3/21/2028(d) 355,000 359,613
25,462,275
Electrical Equipment 0 .0%
†
Hubbell, Inc. ,
4.80%, 11/15/2035 480,000 478,009
Electronic Equipment, Instruments & Components 0 .4%
Arrow Electronics, Inc. ,
5.15%, 8/21/2029(d) 840,000 857,639
CDW LLC ,
3.28%, 12/1/2028(d) 665,000 642,520
Flex Ltd. ,
6.00%, 1/15/2028 570,000 588,804
TD SYNNEX Corp. ,
4.30%, 1/17/2029 965,000 962,272
Tyco Electronics Group SA ,
4.63%, 2/1/2030(d) 1,040,000 1,057,513
4,108,748
Energy Equipment & Services 0 .1%
Helmerich & Payne, Inc. ,
5.50%, 12/1/2034(d) 890,000 876,612
Entertainment 0 .1%
Take-Two Interactive
Software, Inc. ,
4.95%, 3/28/2028 685,000 697,095
Financial Services 0 .7%
Atlas Warehouse Lending Co.
LP ,
6.25%, 1/15/2030(a)(d) 465,000 487,023

34 - Statements of Investments - October 31, 2025 - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Block Financial LLC ,
5.38%, 9/15/2032 1,255,000 1,274,430
Enact Holdings, Inc. ,
6.25%, 5/28/2029 1,050,000 1,098,902
Equitable America Global
Funding ,
4.70%, 9/15/2032(a) 432,000 431,044
Nationwide Building Society ,
(SOFR + 1.06%), 4.65%,
7/14/2029(a)(e) 691,000 696,483
5.13%, 7/29/2029(a)(d) 723,000 744,767
4.35%, 9/30/2030(a) 1,855,000 1,847,904
Western Union Co. (The) ,
1.35%, 3/15/2026 235,000 232,347
6,812,900
Food Products 0 .5%
Cargill, Inc. ,
5.38%, 10/23/2055(a)(d) 1,125,000 1,096,996
JBS USA Holding Lux Sarl ,
3.63%, 1/15/2032 111,000 103,652
5.75%, 4/1/2033(d) 610,000 635,457
6.25%, 3/1/2056(a)(d) 2,519,000 2,535,600
4,371,705
Ground Transportation 0 .2%
Ashtead Capital, Inc. ,
4.00%, 5/1/2028(a) 1,600,000 1,587,722
JB Hunt Transport Services,
Inc. ,
4.90%, 3/15/2030 575,000 588,613
2,176,335
Health Care Providers & Services 1 .0%
Cardinal Health, Inc. ,
5.00%, 11/15/2029(d) 1,595,000 1,638,718
CVS Health Corp. ,
5.00%, 2/20/2026(d) 1,000,000 1,001,503
6.20%, 9/15/2055 2,460,000 2,526,706
Elevance Health, Inc. ,
4.00%, 9/15/2028 2,115,000 2,105,447
HCA, Inc. ,
4.90%, 11/15/2035 820,000 810,255
UnitedHealth Group, Inc. ,
5.95%, 6/15/2055 545,000 567,050
Universal Health Services,
Inc. ,
4.63%, 10/15/2029(d) 445,000 446,084
9,095,763
Health Care REITs 0 .2%
Healthpeak OP LLC ,
3.25%, 7/15/2026 175,000 173,761
Omega Healthcare Investors,
Inc. ,
5.20%, 7/1/2030 1,380,000 1,400,287
1,574,048
Health Care Technology 0 .0%
†
IQVIA, Inc. ,
5.70%, 5/15/2028 430,000 442,880
Corporate Bonds
Principal
Amount ($) Value ($)
Hotel & Resort REITs 0 .2%
Host Hotels & Resorts LP ,
5.70%, 6/15/2032(d) 1,552,000 1,605,875
Hotels, Restaurants & Leisure 0 .2%
Hyatt Hotels Corp. ,
5.25%, 6/30/2029(d) 670,000 689,039
Las Vegas Sands Corp. ,
5.63%, 6/15/2028 1,515,000 1,549,136
2,238,175
Household Durables 0 .0%
†
Sekisui House US, Inc. ,
3.97%, 8/6/2061 600,000 403,812
Household Products 0 .3%
Procter & Gamble Co. (The) ,
4.10%, 11/3/2032 2,525,000 2,498,758
Independent Power and Renewable Electricity Producers
0 .0%
†
Alexander Funding Trust II ,
7.47%, 7/31/2028(a) 280,000 298,869
Calpine Corp. ,
4.50%, 2/15/2028(a)(d) 85,000 84,793
383,662
Industrial REITs 0 .0%
†
LXP Industrial Trust ,
6.75%, 11/15/2028(d) 224,000 238,022
Insurance 4 .6%
American Financial Group,
Inc. ,
5.00%, 9/23/2035(d) 505,000 494,924
American National Global
Funding ,
5.55%, 1/28/2030(a)(d) 425,000 438,159
5.25%, 6/3/2030(a) 1,180,000 1,202,336
American National Group,
Inc. ,
6.00%, 7/15/2035 1,150,000 1,168,297
Athene Global Funding ,
4.83%, 5/9/2028(a) 1,505,000 1,518,253
5.38%, 1/7/2030(a)(d) 630,000 646,566
5.54%, 8/22/2035(a) 1,100,000 1,112,750
Belrose Funding Trust II ,
6.79%, 5/15/2055(a) 850,000 905,499
Brighthouse Financial Global
Funding ,
5.55%, 4/9/2027(a) 1,005,000 1,020,041
5.65%, 6/10/2029(a)(d) 700,000 717,124
Chubb INA Holdings LLC ,
4.90%, 8/15/2035 820,000 826,063
CNO Global Funding ,
4.38%, 9/8/2028(a) 1,470,000 1,469,293
Corebridge Global Funding ,
5.20%, 6/24/2029(a) 800,000 821,213
F&G Global Funding ,
5.88%, 6/10/2027(a) 555,000 568,370
4.65%, 9/8/2028(a) 650,000 652,102
Fortitude Global Funding ,
4.63%, 10/6/2028(a) 975,000 975,871

Nationwide Loomis Core Bond Fund - October 31, 2025 - Statements of Investments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
GA Global Funding Trust ,
2.25%, 1/6/2027(a)(d) 985,000 962,656
5.50%, 4/1/2032(a)(d) 1,295,000 1,322,493
Jackson National Life Global
Funding ,
4.70%, 6/5/2028(a)(d) 1,660,000 1,674,887
4.55%, 9/9/2030(a) 1,595,000 1,591,289
Lincoln Financial Global
Funding ,
4.63%, 5/28/2028(a) 1,145,000 1,155,347
MassMutual Global Funding II ,
5.15%, 5/30/2029(a) 750,000 772,707
4.95%, 1/10/2030(a) 1,430,000 1,467,014
Mutual of Omaha Cos. Global
Funding ,
5.00%, 4/1/2030(a) 365,000 372,355
New York Life Global Funding ,
4.15%, 7/25/2028(a) 560,000 562,162
5.00%, 6/6/2029(a) 955,000 979,441
NLG Global Funding ,
5.40%, 1/23/2030(a) 775,000 800,209
4.35%, 9/15/2030(a) 1,915,000 1,897,104
Northwestern Mutual Global
Funding ,
4.90%, 6/12/2028(a)(d) 1,095,000 1,118,493
Pacific Life Global Funding II ,
4.85%, 2/10/2030(a) 1,425,000 1,455,140
Pine Street Trust III ,
6.22%, 5/15/2054(a)(d) 405,000 419,151
Pricoa Global Funding I ,
4.75%, 8/26/2032(a) 1,510,000 1,518,384
Principal Life Global Funding
II ,
4.60%, 8/19/2027(a) 520,000 524,705
RGA Global Funding ,
5.00%, 8/25/2032(a) 2,360,000 2,375,569
Sammons Financial Group
Global Funding ,
4.95%, 6/12/2030(a)(d) 1,990,000 2,012,593
SBL Holdings, Inc. ,
5.90%, 9/26/2028(a) 1,458,000 1,450,536
7.20%, 10/30/2034(a)(d) 875,000 854,607
SiriusPoint Ltd. ,
7.00%, 4/5/2029 690,000 727,967
Trustage Financial Group,
Inc. ,
4.63%, 4/15/2032(a)(d) 560,000 538,094
Western-Southern Global
Funding ,
4.50%, 7/16/2028(a) 1,890,000 1,902,206
42,991,970
Interactive Media & Services 0 .1%
Meta Platforms, Inc. ,
5.63%, 11/15/2055 1,130,000 1,121,500
IT Services 0 .3%
CGI, Inc. ,
4.95%, 3/14/2030(a) 1,835,000 1,860,936
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services
DXC Technology Co. ,
2.38%, 9/15/2028(d) 1,160,000 1,095,473
2,956,409
Life Sciences Tools & Services 0 .1%
Illumina, Inc. ,
4.65%, 9/9/2026 620,000 621,644
Machinery 0 .7%
CNH Industrial Capital LLC ,
4.75%, 3/21/2028(d) 720,000 728,734
4.50%, 10/16/2030(d) 2,180,000 2,176,821
Cummins, Inc. ,
5.30%, 5/9/2035(d) 1,045,000 1,082,463
Daimler Truck Finance North
America LLC ,
4.65%, 10/12/2030(a)(d) 1,395,000 1,399,481
5.63%, 1/13/2035(a) 765,000 791,349
Weir Group, Inc. ,
5.35%, 5/6/2030(a) 930,000 954,106
7,132,954
Media 0 .2%
Charter Communications
Operating LLC ,
6.10%, 6/1/2029(d) 655,000 684,716
Comcast Corp. ,
2.94%, 11/1/2056 208,000 120,524
Cox Communications, Inc. ,
5.95%, 9/1/2054(a) 1,490,000 1,357,701
2,162,941
Metals & Mining 0 .1%
Glencore Funding LLC ,
5.19%, 4/1/2030(a) 720,000 741,111
Multi-Utilities 0 .6%
Ameren Corp. ,
5.00%, 1/15/2029(d) 310,000 317,551
Black Hills Corp. ,
3.05%, 10/15/2029 675,000 642,264
CenterPoint Energy, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.59%),
6.70%, 5/15/2055(e) 840,000 867,949
Dominion Energy, Inc. ,
4.60%, 5/15/2028 1,215,000 1,228,159
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.26%),
6.00%, 2/15/2056(d)(e) 1,366,000 1,383,843
DTE Energy Co. ,
4.95%, 7/1/2027 595,000 602,193
Southern Co. Gas Capital
Corp. ,
3.88%, 11/15/2025 275,000 274,517
5,316,476
Office REITs 0 .1%
COPT Defense Properties LP ,
4.50%, 10/15/2030 540,000 536,864

36 - Statements of Investments - October 31, 2025 - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels 1 .4%
APA Corp. ,
6.75%, 2/15/2055 855,000 851,119
Boardwalk Pipelines LP ,
5.95%, 6/1/2026 263,000 264,398
Chevron USA, Inc. ,
4.69%, 4/15/2030(d) 1,330,000 1,362,101
Energy Transfer LP ,
4.75%, 1/15/2026 500,000 500,032
5.50%, 6/1/2027(d) 1,000,000 1,016,048
MPLX LP ,
1.75%, 3/1/2026 696,000 690,142
5.40%, 9/15/2035 935,000 938,863
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a)(d) 650,000 592,021
ONEOK, Inc. ,
5.85%, 1/15/2026 458,000 458,844
6.25%, 10/15/2055 2,310,000 2,312,861
Plains All American Pipeline
LP ,
5.60%, 1/15/2036(d) 810,000 818,362
Raizen Fuels Finance SA ,
6.25%, 7/8/2032(a) 1,300,000 1,105,000
Targa Resources Corp. ,
6.13%, 5/15/2055(d) 1,670,000 1,677,997
Var Energi ASA ,
5.00%, 5/18/2027(a) 1,092,245 1,100,572
13,688,360
Other Specialized Funds 0 .1%
Prologis Targeted US Logistics
Fund LP ,
4.25%, 1/15/2031(a) 565,000 560,926
Passenger Airlines 0 .2%
Air Canada ,
3.88%, 8/15/2026(a) 420,000 416,761
Southwest Airlines Co. ,
4.38%, 11/15/2028 1,100,000 1,097,425
1,514,186
Pharmaceuticals 0 .7%
Bayer US Finance LLC ,
6.25%, 1/21/2029(a) 350,000 367,653
Merck & Co., Inc. ,
4.95%, 9/15/2035 1,746,000 1,773,712
Sanofi SA ,
4.20%, 11/3/2032 4,735,000 4,700,268
6,841,633
Professional Services 0 .1%
Equifax, Inc. ,
5.10%, 6/1/2028 580,000 591,771
Residential REITs 0 .1%
Essential Properties LP ,
5.40%, 12/1/2035 765,000 766,982
Retail REITs 0 .1%
Kite Realty Group Trust ,
4.75%, 9/15/2030(d) 549,000 552,632
Semiconductors & Semiconductor Equipment 0 .7%
Analog Devices, Inc. ,
4.25%, 6/15/2028 1,675,000 1,685,877
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Broadcom, Inc. ,
4.20%, 10/15/2030(d) 1,055,000 1,053,015
4.90%, 7/15/2032 1,135,000 1,160,313
Microchip Technology, Inc. ,
5.05%, 2/15/2030 630,000 642,669
NXP BV ,
4.30%, 8/19/2028 960,000 961,447
QUALCOMM, Inc. ,
5.00%, 5/20/2035 908,000 926,206
6,429,527
Software 0 .4%
Microsoft Corp. ,
2.92%, 3/17/2052 200,000 134,880
Oracle Corp. ,
5.95%, 9/26/2055 3,310,000 3,138,193
Roper Technologies, Inc. ,
4.25%, 9/15/2028 500,000 501,485
3,774,558
Specialized REITs 0 .4%
American Tower Corp. ,
5.35%, 3/15/2035(d) 1,340,000 1,377,221
Crown Castle, Inc. ,
4.45%, 2/15/2026 70,000 69,953
3.70%, 6/15/2026 630,000 627,213
CubeSmart LP ,
4.00%, 11/15/2025 126,000 125,939
3.13%, 9/1/2026 450,000 445,434
Extra Space Storage LP ,
5.70%, 4/1/2028 260,000 268,469
2.20%, 10/15/2030 850,000 761,897
3,676,126
Specialty Retail 0 .2%
Lowe's Cos., Inc. ,
4.85%, 10/15/2035 2,150,000 2,123,013
Technology Hardware, Storage & Peripherals 0 .4%
Dell International LLC ,
4.75%, 10/6/2032 1,650,000 1,645,295
Hewlett Packard Enterprise
Co. ,
4.40%, 10/15/2030 1,815,000 1,800,719
3,446,014
Textiles, Apparel & Luxury Goods 0 .3%
PVH Corp. ,
5.50%, 6/13/2030 1,855,000 1,889,451
Ralph Lauren Corp. ,
5.00%, 6/15/2032(d) 1,105,000 1,136,029
3,025,480
Tobacco 0 .3%
BAT Capital Corp. ,
3.46%, 9/6/2029(d) 1,010,000 980,222
Imperial Brands Finance plc ,
4.50%, 6/30/2028(a) 1,460,000 1,469,924
2,450,146
Trading Companies & Distributors 0 .5%
Aircastle Ltd. ,
2.85%, 1/26/2028(a)(d) 885,000 854,866

Nationwide Loomis Core Bond Fund - October 31, 2025 - Statements of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Trading Companies & Distributors
Aircastle Ltd.,
6.50%, 7/18/2028(a) 155,000 162,829
Aviation Capital Group LLC ,
5.13%, 4/10/2030(a) 885,000 898,361
GATX Corp. ,
5.40%, 3/15/2027 325,000 329,585
6.05%, 6/5/2054(d) 1,767,000 1,814,822
Mitsubishi Corp. ,
5.00%, 7/2/2029(a) 575,000 590,896
4,651,359
Water Utilities 0 .1%
Essential Utilities, Inc. ,
4.80%, 8/15/2027 580,000 586,103
Wireless Telecommunication Services 0 .2%
SoftBank Corp. ,
4.70%, 7/9/2030(a) 1,380,000 1,390,473
T-Mobile USA, Inc. ,
3.30%, 2/15/2051 500,000 338,290
1,728,763
Total Corporate Bonds
(cost $354,185,606)
352,408,686
Foreign Government Security 0 .1%
MEXICO 0 .1%
United Mexican States ,
5.38%, 3/22/2033 1,375,000 1,373,900
Total Foreign Government Security
(cost $1,370,028)
1,373,900
Mortgage-Backed Securities 19 .9%
FHLMC UMBS Pool
Pool# SD8199
2.00%, 3/1/2052 1,135,543 925,491
Pool# SD8200
2.50%, 3/1/2052 1,785,632 1,519,950
Pool# SD8205
2.50%, 4/1/2052 16,289,809 13,883,660
Pool# QE0012
2.50%, 4/1/2052 1,535,318 1,307,818
Pool# QE0764
3.00%, 4/1/2052 4,572,397 4,060,320
Pool# QE2352
2.50%, 5/1/2052 1,159,343 984,749
Pool# SD8219
2.50%, 6/1/2052 949,562 808,272
Pool# QE4044
2.50%, 6/1/2052 544,076 462,305
Pool# SD2088
3.50%, 6/1/2052 8,582,678 7,919,257
Pool# SD2254
3.50%, 7/1/2052 835,056 774,863
Pool# RA7672
4.50%, 7/1/2052 2,916,739 2,858,496
Pool# SD8234
2.50%, 8/1/2052 5,002,610 4,270,914
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8237
4.00%, 8/1/2052 2,859,439 2,726,159
Pool# SD8271
2.50%, 10/1/2052 855,235 728,197
Pool# SD8255
3.50%, 10/1/2052 836,660 772,562
Pool# QF1212
4.00%, 10/1/2052 3,779,232 3,601,382
Pool# SD8288
5.00%, 1/1/2053 3,284,088 3,282,797
Pool# SD8302
6.50%, 2/1/2053 281,571 292,285
Pool# SD8309
6.00%, 3/1/2053 356,140 365,459
Pool# SD2921
4.50%, 5/1/2053 467,184 459,645
Pool# SD6706
4.50%, 1/1/2054 5,535,400 5,409,997
Pool# SD8409
6.00%, 3/1/2054 5,712,515 5,848,539
Pool# SD8461
5.00%, 9/1/2054 1,884,240 1,875,046
Pool# SD8464
6.50%, 9/1/2054 5,048,500 5,226,227
Pool# SD8491
5.00%, 12/1/2054 3,880,993 3,862,055
Pool# SD8493
5.50%, 12/1/2054 2,270,030 2,293,862
Pool# QX2607
5.50%, 1/1/2055 2,865,399 2,915,444
Pool# SL1788
5.50%, 6/1/2055 4,970,164 5,090,036
Pool# SL1790
6.00%, 6/1/2055 2,867,497 2,989,034
FNMA Pool
Pool# BS6952
5.34%, 10/1/2032 1,138,682 1,199,814
Pool# AN8477
3.40%, 2/1/2033 1,920,170 1,819,098
Pool# AN9700
3.67%, 7/1/2033 5,000,000 4,794,664
Pool# 310240
3.50%, 11/1/2043 4,517,091 4,289,274
Pool# BF0673
2.50%, 6/1/2062 2,836,833 2,331,826
FNMA UMBS Pool
Pool# CA4488
2.50%, 7/1/2034 825,336 786,121
Pool# FM1776
3.00%, 10/1/2034 243,363 236,627
Pool# FS1360
3.00%, 4/1/2037 869,976 833,527
Pool# BC0180
4.00%, 1/1/2046 574,472 556,129
Pool# BC9003
3.00%, 11/1/2046 84,345 76,869
Pool# AS8483
3.00%, 12/1/2046 66,653 60,559
Pool# MA2863
3.00%, 1/1/2047 359,388 325,809
Pool# BM2003
4.00%, 10/1/2047 339,742 328,751

38 - Statements of Investments - October 31, 2025 - Nationwide Loomis Core Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA3209
3.00%, 12/1/2047 1,126,470 1,019,145
Pool# MA3275
3.00%, 2/1/2048 990,328 897,946
Pool# CA2208
4.50%, 8/1/2048 1,072,809 1,058,523
Pool# CA2469
4.00%, 10/1/2048 80,484 77,768
Pool# BN0906
4.00%, 11/1/2048 896,374 866,119
Pool# CA3866
3.50%, 7/1/2049 1,512,818 1,410,311
Pool# BP5783
3.00%, 5/1/2050 4,134,154 3,703,575
Pool# MA4210
2.50%, 12/1/2050 799,411 681,468
Pool# MA4491
1.50%, 12/1/2051 1,235,287 954,625
Pool# CB2400
2.50%, 12/1/2051 5,641,138 4,799,663
Pool# CB2665
3.00%, 1/1/2052 3,104,984 2,756,224
Pool# MA4562
2.00%, 3/1/2052 1,872,838 1,526,935
Pool# FS2122
3.00%, 3/1/2052 1,158,514 1,030,902
Pool# BU8944
3.00%, 4/1/2052 4,069,360 3,614,355
Pool# CB3496
3.00%, 5/1/2052 4,819,488 4,281,505
Pool# MA4623
2.50%, 6/1/2052 540,147 460,369
Pool# BU8730
2.50%, 6/1/2052 313,662 267,335
Pool# MA4624
3.00%, 6/1/2052 992,272 881,148
Pool# FS5493
2.50%, 7/1/2052 3,631,033 3,088,340
Pool# MA4652
2.50%, 7/1/2052 349,585 297,807
Pool# MA4653
3.00%, 7/1/2052 4,612,833 4,100,411
Pool# MA4743
2.50%, 8/1/2052 342,706 292,016
Pool# FS3497
3.50%, 8/1/2052 4,456,309 4,122,060
Pool# MA4732
4.00%, 9/1/2052 6,109,229 5,829,011
Pool# MA4733
4.50%, 9/1/2052 1,582,200 1,549,299
Pool# MA4782
3.50%, 10/1/2052 4,197,300 3,875,754
Pool# MA4805
4.50%, 11/1/2052 1,305,509 1,277,958
Pool# MA4980
6.00%, 4/1/2053 521,653 536,176
Pool# DA1019
6.50%, 9/1/2053 95,505 99,303
Pool# FA2840
3.00%, 11/1/2053 7,347,888 6,523,671
Pool# MA5248
6.50%, 1/1/2054 1,675,404 1,734,381
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CB8422
6.00%, 2/1/2054 1,751,111 1,793,492
Pool# MA5273
6.50%, 2/1/2054 694,236 718,675
Pool# MA5552
5.00%, 12/1/2054 1,964,732 1,955,348
GNMA I Pool
Pool# 442138
8.00%, 11/15/2026 1,610 1,618
Pool# 399109
7.50%, 2/15/2027 893 899
Pool# 445661
7.50%, 7/15/2027 821 832
Pool# 443887
7.50%, 8/15/2027 1,443 1,463
Pool# 455381
7.50%, 8/15/2027 293 295
Pool# 450591
7.50%, 8/15/2027 4 4
Pool# 446699
6.00%, 8/15/2028 2,235 2,294
Pool# 482748
6.00%, 9/15/2028 12,850 13,214
Pool# 781029
6.50%, 5/15/2029 14,068 14,468
GNMA II Pool
Pool# MA8043
3.00%, 5/20/2052 4,445,661 3,996,446
Pool# MA8098
3.00%, 6/20/2052 4,191,054 3,768,572
Pool# MA8099
3.50%, 6/20/2052 1,404,948 1,295,229
Pool# MA8429
5.50%, 11/20/2052 558,763 564,785
Pool# MA8647
5.00%, 2/20/2053 387,594 388,361
Pool# MA8726
5.50%, 3/20/2053 1,739,961 1,765,590
Pool# MA8727
6.00%, 3/20/2053 381,060 390,596
Pool# MA8801
5.50%, 4/20/2053 2,340,728 2,374,055
Total Mortgage-Backed Securities
(cost $189,852,699)
187,814,228
Municipal Bonds 0 .1%
District of Columbia 0 .1%
Metropolitan Washington
Airports Authority, RB,
Series D, 7.46%, 10/1/2046 600,000 723,994
Massachusetts 0 .0%
†
Massachusetts Educational
Financing Authority, RB,
Series A, 3.85%, 5/25/2033 131,432 130,441
Total Municipal Bonds
(cost $824,267)
854,435

Nationwide Loomis Core Bond Fund - October 31, 2025 - Statements of Investments - 39
U.S. Government Agency Security 0 .5%
Principal
Amount ($) Value ($)
FHLB, 4.75%, 3/10/2034 4,400,000 4,578,626
Total U.S. Government Agency Security
(cost $4,422,736)
4,578,626
U.S. Treasury Obligations 25 .1%
U.S. Treasury Bonds
2.00%, 11/15/2041 13,365,000 9,471,400
2.38%, 2/15/2042 6,000,000 4,485,469
3.25%, 5/15/2042 3,500,000 2,965,840
3.38%, 8/15/2042 1,495,000 1,284,473
3.88%, 2/15/2043 3,670,000 3,359,197
3.88%, 5/15/2043 5,420,000 4,950,831
4.38%, 8/15/2043 10,030,000 9,755,742
4.75%, 11/15/2043 9,430,000 9,604,971
4.50%, 2/15/2044 1,470,000 1,449,098
4.63%, 5/15/2044 2,590,000 2,591,720
4.13%, 8/15/2044 3,895,000 3,645,629
4.63%, 11/15/2044 5,125,000 5,118,794
4.75%, 2/15/2045 5,085,000 5,155,713
5.00%, 5/15/2045 14,000,000 14,651,875
2.25%, 8/15/2046 2,100,000 1,417,090
2.25%, 8/15/2049 9,000,000 5,812,031
2.25%, 2/15/2052 9,500,000 5,960,508
2.88%, 5/15/2052 1,750,000 1,261,982
4.50%, 11/15/2054 3,302,000 3,211,324
4.63%, 2/15/2055 8,270,000 8,209,267
4.75%, 5/15/2055 11,710,000 11,863,694
U.S. Treasury Notes
3.88%, 7/31/2027 12,155,000 12,206,279
3.50%, 9/30/2027 11,828,500 11,805,859
4.88%, 10/31/2028 3,990,000 4,131,832
3.88%, 7/31/2030 (d) 17,649,000 17,780,678
3.63%, 8/31/2030 6,645,000 6,621,639
3.63%, 9/30/2030 6,656,000 6,631,040
4.38%, 1/31/2032 37,255,000 38,363,918
4.25%, 5/15/2035 12,767,000 12,938,557
4.25%, 8/15/2035 (d) 9,325,500 9,442,069
Total U.S. Treasury Obligations
(cost $242,520,660)
236,148,519
Short-Term Investment 0 .3%
U.S. Treasury Obligation 0 .3%
U.S. Treasury Bills, 4.15%,
1/22/2026 2,952,100 2,927,450
Total Short-Term Investment
(cost $2,924,820)
2,927,450
Repurchase Agreements 4 .9%
Principal
Amount ($) Value ($)
CF Secured, LLC
4.13%, dated
10/31/2025, due
11/3/2025, repurchase
price $6,798,935,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
11/30/2025 - 2/15/2055;
total market value
$6,934,913. (g)(h) 6,796,595 6,796,595
Deutsche Bank Securities,
Inc.
4.14%, dated
10/31/2025, due
11/3/2025, repurchase
price $7,251,966,
collateralized by U.S.
Government Treasury
Securities, ranging from
3.63% - 5.38%, maturing
2/15/2031 - 2/15/2044;
total market value
$7,394,456. (g)(h) 7,249,465 7,249,465
Marex Capital Markets, Inc.
4.24%, dated
10/31/2025, due
11/3/2025, repurchase
price $15,005,300,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.75%, maturing
11/4/2025 - 2/15/2055;
total market value
$15,305,406. (g)(h) 15,000,000 15,000,000
Santander US Capital
Markets
4.17%, dated
10/31/2025, due
11/3/2025, repurchase
price $17,005,908,
collateralized by U.S.
Government Agency
Securities, ranging from
0.01% - 5.15%, maturing
7/25/2036 - 11/25/2055;
total market value
$17,346,026. (g)(h) 17,000,000 17,000,000
Total Repurchase Agreements
(cost $46,046,060)
46,046,060
Total Investments
(cost $985,224,448) — 103.5%
975,070,928
Liabilities in excess of other
assets — (3.5)% (32,683,135)
NET ASSETS — 100.0%
$ 942,387,793

40 - Statements of Investments - October 31, 2025 - Nationwide Loomis Core Bond Fund
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2025
was $215,523,517 which represents 22.87% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of October 31, 2025.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of October 31, 2025.
(d) The security or a portion of this security is on loan as of
October 31, 2025. The total value of securities on loan as of
October 31, 2025 was $75,902,822, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $46,046,060 and by $32,353,571 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 5.38%, and maturity
dates ranging from 11/15/2025 - 2/15/2054, a total value of
$78,399,631.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2025.
(f) Security in default.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2025 was $46,046,060.
(h) Please refer to Note 2 for additional information on the joint repurchase agreement.
ACES Alternative Credit Enhancement Services
CLO Collateralized Loan Obligations
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
IO Interest only
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Futures contracts outstanding as of October 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 29 12/2025 USD 3,167,117 4,341
U.S. Treasury Long Bond 104 12/2025 USD 12,200,500 328,335
U.S. Treasury Ultra Bond 99 12/2025 USD 12,006,844 426,733
Total long contracts 759,409
Short Contracts
U.S. Treasury 10 Year Note (21) 12/2025 USD (2,366,110) 14,401
U.S. Treasury 10 Year Ultra Note (57) 12/2025 USD (6,582,609) (94,306)
Total short contracts (79,905)
Net contracts 679,504
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Loomis Short Term Bond Fund - October 31, 2025 - Statements of Investments - 41
Asset-Backed Securities 23 .5%
Principal
Amount ($) Value ($)
Automobiles 16 .5%
Ally Auto Receivables Trust
Series 2022-3, Class A3,
5.07%, 4/15/2027 17,612 17,632
Series 2025-1, Class A3,
3.96%, 3/15/2030 120,000 119,926
American Credit Acceptance
Receivables Trust
Series 2024-3, Class A,
5.76%, 11/12/2027(a) 8,050 8,053
Series 2023-3, Class C,
6.44%, 10/12/2029(a) 187,644 188,661
Series 2025-2, Class C,
5.11%, 3/12/2031(a) 80,000 80,665
AmeriCredit Automobile
Receivables Trust
Series 2021-3, Class C,
1.41%, 8/18/2027 191,360 189,489
Series 2024-1, Class A3,
5.43%, 1/18/2029 305,000 307,656
ARI Fleet Lease Trust, Series
2024-A, Class A2, 5.30%,
11/15/2032(a) 49,690 49,978
AutoNation Finance Trust,
Series 2025-1A, Class A2,
4.72%, 4/10/2028(a) 107,507 107,722
Avis Budget Rental Car
Funding AESOP LLC,
Series 2025-1A, Class A,
4.80%, 8/20/2029(a) 100,000 101,444
BMW Vehicle Lease Trust
Series 2025-1, Class A3,
4.43%, 6/26/2028 85,000 85,534
Series 2025-2, Class A3,
3.97%, 9/25/2028 350,000 349,790
BMW Vehicle Owner Trust,
Series 2023-A, Class A3,
5.47%, 2/25/2028 75,987 76,466
BofA Auto Trust, Series
2025-1A, Class A3, 4.35%,
11/20/2029(a) 80,000 80,368
Bridgecrest Lending Auto
Securitization Trust
Series 2024-2, Class A3,
5.84%, 6/15/2028 158,914 159,472
Series 2024-3, Class B,
5.37%, 10/16/2028 45,000 45,211
Series 2025-2, Class A3,
4.78%, 12/15/2028 45,000 45,128
Series 2025-3, Class A3,
4.66%, 1/15/2029 35,000 35,122
Carmax Auto Owner Trust,
Series 2025-4, Class A2A,
3.95%, 3/15/2029 100,000 99,876
CarMax Auto Owner Trust
Series 2023-2, Class A3,
5.05%, 1/18/2028 296,715 297,809
Series 2025-2, Class A2A,
4.59%, 7/17/2028 135,000 135,308
CarMax Select Receivables
Trust, Series 2025-A, Class
A3, 4.77%, 9/17/2029 235,000 236,744
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Carvana Auto Receivables
Trust
Series 2023-P1, Class A3,
5.98%, 12/10/2027(a) 5,379 5,394
Series 2024-P2, Class A3,
5.33%, 7/10/2029 155,000 156,116
Series 2024-P4, Class A3,
4.64%, 1/10/2030 75,000 75,314
Series 2025-P2, Class A3,
4.55%, 8/12/2030 135,000 136,109
Series 2025-P3, Class A3,
4.04%, 11/11/2030 120,000 119,793
Chase Auto Owner Trust
Series 2024-3A, Class A3,
5.22%, 7/25/2029(a) 315,000 318,597
Series 2024-5A, Class A3,
4.18%, 8/27/2029(a) 145,000 145,223
Chesapeake Funding II LLC
Series 2023-1A, Class A1,
5.65%, 5/15/2035(a) 134,819 135,567
Series 2024-1A, Class A1,
5.52%, 5/15/2036(a) 87,220 88,090
Citizens Auto Receivables
Trust, Series 2024-1, Class
A3, 5.11%, 4/17/2028(a) 105,309 105,836
Credit Acceptance Auto Loan
Trust
Series 2023-2A, Class B,
6.61%, 7/15/2033(a) 130,000 131,297
Series 2024-3A, Class A,
4.68%, 9/15/2034(a) 240,000 240,960
Series 2025-1A, Class A,
5.02%, 3/15/2035(a) 140,000 141,425
Drive Auto Receivables Trust,
Series 2024-2, Class B,
4.52%, 7/16/2029 135,000 135,263
Enterprise Fleet Financing
LLC
Series 2025-1, Class A2,
4.65%, 10/20/2027(a) 60,000 60,184
Series 2025-3, Class A2,
4.50%, 4/20/2028(a) 115,000 115,394
Series 2024-2, Class A3,
5.61%, 4/20/2028(a) 165,000 167,791
Series 2025-4, Class A2,
4.05%, 8/20/2028(a) 75,000 74,962
Series 2022-3, Class A2,
4.38%, 7/20/2029(a) 11,430 11,432
Series 2024-1, Class A2,
5.23%, 3/20/2030(a) 123,090 123,975
Exeter Automobile
Receivables Trust
Series 2025-2A, Class A3,
4.74%, 1/16/2029 195,000 195,694
Series 2025-4A, Class A3,
4.39%, 9/17/2029 35,000 35,095
Series 2024-4A, Class C,
5.48%, 8/15/2030 65,000 65,463

42 - Statements of Investments - October 31, 2025 - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Exeter Select Automobile
Receivables Trust, Series
2025-1, Class A2, 4.83%,
10/16/2028 40,469 40,572
Fifth Third Auto Trust, Series
2023-1, Class A3, 5.53%,
8/15/2028 302,017 304,518
First Investors Auto Owner
Trust, Series 2022-
1A, Class C, 3.13%,
5/15/2028(a) 212,733 211,924
Ford Credit Auto Lease Trust,
Series 2025-A, Class A3,
4.72%, 6/15/2028 145,000 146,116
GECU Auto Receivables
Trust, Series 2023-
1A, Class A3, 5.63%,
8/15/2028(a) 229,637 230,826
GLS Auto Receivables Issuer
Trust
Series 2025-3A, Class A2,
4.52%, 7/17/2028(a) 70,000 70,093
Series 2024-4A, Class A3,
4.75%, 7/17/2028(a) 45,000 45,136
Series 2024-3A, Class B,
5.08%, 1/16/2029(a) 135,000 135,789
Series 2025-2A, Class C,
5.11%, 1/15/2031(a) 50,000 50,429
GLS Auto Select Receivables
Issuer Trust, Series 2025-
4A, Class A2, 4.17%,
2/18/2031(a) 100,000 99,930
GLS Auto Select Receivables
Trust
Series 2024-3A, Class A2,
5.59%, 10/15/2029(a) 161,375 162,949
Series 2024-4A, Class A2,
4.43%, 12/17/2029(a) 69,487 69,585
Series 2025-1A, Class A2,
4.71%, 4/15/2030(a) 125,607 126,312
Series 2024-2A, Class A2,
5.58%, 6/17/2030(a) 47,774 48,298
Series 2025-3A, Class A2,
4.46%, 10/15/2030(a) 75,000 75,296
GM Financial Automobile
Leasing Trust
Series 2025-3, Class A2A,
4.19%, 10/20/2027 45,000 45,050
Series 2024-3, Class A3,
4.21%, 10/20/2027 125,000 125,092
Series 2025-1, Class A3,
4.66%, 2/21/2028 185,000 186,353
Harley-Davidson Motorcycle
Trust
Series 2024-A, Class A3,
5.37%, 3/15/2029 321,134 324,044
Series 2023-B, Class A4,
5.78%, 4/15/2031 170,000 173,832
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Hertz Vehicle Financing III
LLC
Series 2023-3A, Class A,
5.94%, 2/25/2028(a) 295,000 299,878
Series 2024-1A, Class A,
5.44%, 1/25/2029(a) 130,000 132,603
Honda Auto Receivables
Owner Trust, Series 2023-3,
Class A3, 5.41%, 2/18/2028 270,900 272,903
Huntington Auto Trust, Series
2024-1A, Class A3, 5.23%,
1/16/2029(a) 214,300 216,215
Hyundai Auto Receivables
Trust, Series 2025-B, Class
A3, 4.36%, 12/17/2029 110,000 110,971
LAD Auto Receivables Trust
Series 2024-1A, Class A3,
5.23%, 1/18/2028(a) 68,089 68,230
Series 2025-2A, Class A2,
4.30%, 7/17/2028(a) 45,000 45,027
Series 2024-2A, Class A3,
5.61%, 8/15/2028(a) 149,065 149,975
Series 2023-4A, Class B,
6.39%, 10/16/2028(a) 90,000 91,638
Series 2024-3A, Class A3,
4.52%, 3/15/2029(a) 85,000 85,279
Series 2025-1A, Class A3,
4.69%, 7/16/2029(a) 150,000 151,076
Merchants Fleet Funding LLC,
Series 2023-1A, Class A,
7.21%, 5/20/2036(a) 224,843 226,049
NextGear Floorplan Master
Owner Trust
Series 2024-1A, Class A2,
5.12%, 3/15/2029(a) 210,000 212,675
Series 2025-2A, Class A2,
4.23%, 10/15/2030(a) 165,000 164,842
Octane Receivables Trust
Series 2025-1A, Class A2,
4.25%, 2/20/2031(a) 155,000 154,787
Series 2024-2A, Class A2,
5.80%, 7/20/2032(a) 188,928 190,469
PenFed Auto Receivables
Owner Trust
Series 2022-A, Class A4,
4.18%, 12/15/2028(a) 16,240 16,235
Series 2024-A, Class A3,
4.70%, 6/15/2029(a) 125,000 125,581
Prestige Auto Receivables
Trust
Series 2025-1A, Class A2,
4.87%, 12/15/2027(a) 120,981 121,094
Series 2021-1A, Class C,
1.53%, 2/15/2028(a) 7,265 7,257
Series 2023-1A, Class C,
5.65%, 2/15/2028(a) 382,119 382,911
Santander Drive Auto
Receivables Trust
Series 2024-3, Class A3,
5.63%, 1/16/2029 205,617 206,491

Nationwide Loomis Short Term Bond Fund - October 31, 2025 - Statements of Investments - 43
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2023-5, Class B,
6.16%, 12/17/2029 460,000 466,742
Series 2023-1, Class C,
5.09%, 5/15/2030 112,473 113,133
Series 2023-3, Class C,
5.77%, 11/15/2030 135,000 137,172
SBNA Auto Lease Trust
Series 2024-A, Class A3,
5.39%, 11/20/2026(a) 60,278 60,471
Series 2024-B, Class A3,
5.56%, 11/22/2027(a) 148,132 149,071
Series 2024-C, Class A3,
4.56%, 2/22/2028(a) 70,000 70,127
SBNA Auto Receivables Trust,
Series 2024-A, Class A3,
5.32%, 12/15/2028(a) 36,661 36,795
SFS Auto Receivables
Securitization Trust
Series 2023-1A, Class A3,
5.47%, 10/20/2028(a) 343,454 345,654
Series 2024-3A, Class A3,
4.55%, 6/20/2030(a) 95,000 95,406
Series 2025-1A, Class A3,
4.75%, 7/22/2030(a) 95,000 96,007
Series 2025-2A, Class A3,
4.44%, 12/20/2030(a) 155,000 155,744
Stellantis Financial
Underwritten Enhanced
Lease Trust, Series 2025-
BA, Class A3, 4.27%,
1/22/2029(a) 310,000 310,967
Toyota Auto Receivables
Owner Trust
Series 2023-C, Class A3,
5.16%, 4/17/2028 110,446 111,082
Series 2024-D, Class A3,
4.40%, 6/15/2029 100,000 100,482
Toyota Lease Owner Trust
Series 2024-B, Class A3,
4.21%, 9/20/2027(a) 300,000 300,220
Series 2025-B, Class A3,
3.96%, 11/20/2028(a) 225,000 224,838
USB Auto Owner Trust, Series
2025-1A, Class A3, 4.49%,
6/17/2030(a) 45,000 45,352
Volkswagen Auto Loan
Enhanced Trust, Series
2024-1, Class A2A, 4.65%,
11/22/2027 210,290 210,760
VStrong Auto Receivables
Trust, Series 2024-A, Class
B, 5.77%, 7/15/2030(a) 40,000 40,466
Westlake Automobile
Receivables Trust
Series 2024-2A, Class A3,
5.56%, 2/15/2028(a) 165,000 165,894
Series 2024-3A, Class A3,
4.71%, 4/17/2028(a) 170,000 170,529
Series 2023-3A, Class C,
6.02%, 9/15/2028(a) 560,000 565,933
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2025-2A, Class A3,
4.51%, 5/15/2029(a) 25,000 25,054
Series 2025-3A, Class A3,
4.22%, 6/15/2029(a) 140,000 139,920
Wheels Fleet Lease Funding
1 LLC
Series 2023-1A, Class A,
5.80%, 4/18/2038(a) 248,664 250,176
Series 2024-1A, Class A1,
5.49%, 2/18/2039(a) 152,273 153,841
World Omni Auto Receivables
Trust
Series 2025-C, Class A2A,
4.19%, 10/16/2028 240,000 240,243
Series 2024-C, Class A3,
4.43%, 12/17/2029 180,000 180,817
World Omni Select Auto Trust,
Series 2024-A, Class A3,
4.98%, 2/15/2030 110,000 110,511
16,780,765
Credit Card 1 .5%
Brex Commercial Charge
Card Master Trust, Series
2024-1, Class A1, 6.05%,
7/15/2027(a) 610,000 613,104
Citibank Credit Card Issuance
Trust, Series 2025-A1,
Class A, 4.30%, 6/21/2030 415,000 419,194
Mercury Financial Credit
Card Master Trust, Series
2024-2A, Class A, 6.56%,
7/20/2029(a) 145,000 145,868
Mission Lane Credit Card
Master Trust, Series
2024-B, Class A, 5.88%,
1/15/2030(a) 105,000 105,710
Synchrony Card Funding LLC,
Series 2023-A1, Class A,
5.54%, 7/15/2029 125,000 126,217
World Financial Network
Credit Card Master Trust,
Series 2024-A, Class A,
5.47%, 2/15/2031 65,000 66,286
1,476,379
Equipment Loans & Leases 1 .9%
Auxilior Term Funding LLC,
Series 2023-1A, Class A2,
6.18%, 12/15/2028(a) 32,148 32,353
CCG Receivables Trust,
Series 2023-1, Class A2,
5.82%, 9/16/2030(a) 43,436 43,642
Crockett Partners Equipment
Co. IIA LLC, Series 2024-
1C, Class A, 6.05%,
1/20/2031(a) 177,727 178,648
DLLMT LLC, Series 2023-
1A, Class A3, 5.34%,
3/22/2027(a) 425,792 427,730

44 - Statements of Investments - October 31, 2025 - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases
GreatAmerica Leasing
Receivables Funding LLC,
Series 2023-1, Class A3,
5.15%, 7/15/2027(a) 628,424 631,774
HPEFS Equipment Trust,
Series 2025-2A, Class A2,
4.07%, 11/22/2032(a) 230,000 229,768
John Deere Owner Trust,
Series 2023-A, Class A3,
5.01%, 11/15/2027 73,394 73,688
M&T Equipment Notes, Series
2023-1A, Class A3, 5.74%,
7/15/2030(a) 176,409 177,516
OWN Equipment Fund I LLC,
Series 2024-2M, Class A,
5.70%, 12/20/2032(a) 93,406 92,965
SCF Equipment Leasing LLC,
Series 2024-1A, Class A2,
5.88%, 11/20/2029(a) 47,127 47,395
1,935,479
Other 3 .4%
ACHV ABS TRUST
Series 2024-1PL, Class A,
5.90%, 4/25/2031(a) 18,075 18,222
Series 2024-2PL, Class A,
5.07%, 10/27/2031(a) 31,924 32,067
Affirm Asset Securitization
Trust
Series 2024-A, Class 1A,
5.61%, 2/15/2029(a) 545,000 546,763
Aqua Finance Trust, Series
2021-A, Class A, 1.54%,
7/17/2046(a) 65,334 60,214
BHG Securitization Trust
Series 2024-1CON, Class
A, 5.81%, 4/17/2035(a) 43,212 44,063
Series 2023-B, Class A,
6.92%, 12/17/2036(a) 99,494 104,079
CyrusOne Data Centers
Issuer I LLC, Series 2025-
1A, Class A2, 5.91%,
2/20/2050(a) 105,000 107,136
GreenSky Home Improvement
Issuer Trust, Series
2024-2, Class A2, 5.25%,
10/27/2059(a) 76,919 77,156
Hilton Grand Vacations Trust
Series 2023-1A, Class A,
5.72%, 1/25/2038(a) 78,420 80,108
Series 2024-1B, Class A,
5.75%, 9/15/2039(a) 81,946 83,261
MVW LLC, Series 2024-
1A, Class A, 5.32%,
2/20/2043(a) 75,216 76,153
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 450,000 379,690
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
OneMain Financial Issuance
Trust, Series 2022-
S1, Class A, 4.13%,
5/14/2035(a) 225,550 225,336
Reach ABS Trust, Series
2024-2A, Class A, 5.88%,
7/15/2031(a) 37,066 37,238
Regional Management
Issuance Trust, Series
2024-1, Class A, 5.83%,
7/15/2036(a) 120,000 122,282
Republic Finance Issuance
Trust, Series 2024-A, Class
A, 5.91%, 8/20/2032(a) 100,000 101,044
Sierra Timeshare Receivables
Funding LLC, Series
2024-2A, Class A, 5.14%,
6/20/2041(a) 155,450 157,668
SoFi Consumer Loan Program
Trust
Series 2025-1, Class A,
4.80%, 2/27/2034(a) 84,128 84,270
Series 2025-2, Class A,
4.82%, 6/25/2034(a) 84,018 84,391
Trafigura Securitisation
Finance plc, Series 2024-
1A, Class A2, 5.98%,
11/15/2027(a) 265,000 268,504
Verizon Master Trust
Series 2024-4, Class A1A,
5.21%, 6/20/2029 575,000 579,351
Series 2024-8, Class A1A,
4.62%, 11/20/2030 25,000 25,301
Series 2025-7, Class A1A,
3.96%, 8/20/2031 120,000 119,925
3,414,222
Student Loan 0 .2%
Navient Private Education Refi
Loan Trust
Series 2021-A, Class A,
0.84%, 5/15/2069(a) 57,479 52,638
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 19,149 17,998
Series 2021-CA, Class A,
1.06%, 10/15/2069(a) 194,260 177,590
248,226
Total Asset-Backed Securities
(cost $23,796,711)
23,855,071
Collateralized Mortgage Obligations 0 .2%
FHLMC REMICS, Series
3721, Class PE, 3.50%,
9/15/2040 28,650 28,105
FNMA REMICS
Series 2012-100, Class WA,
1.50%, 9/25/2027 22,105 21,672

Nationwide Loomis Short Term Bond Fund - October 31, 2025 - Statements of Investments - 45
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2012-93, Class DP,
1.50%, 9/25/2027 15,610 15,312
GNMA REMICS
Series 2011-39, Class NE,
3.50%, 9/16/2039 25,352 24,798
Series 2010-H22, Class FE,
4.74%, 5/20/2059(b) 2,652 2,620
Series 2011-H11, Class FA,
4.89%, 3/20/2061(b) 30,014 30,015
Series 2012-H18, Class NA,
4.91%, 8/20/2062(b) 10,691 10,688
Series 2016-H13, Class FT,
4.97%, 5/20/2066(b) 617 617
Series 2017-H25, Class FD,
4.54%, 12/20/2067(b) 12,995 12,869
Series 2019-H01, Class FT,
4.79%, 10/20/2068(b) 16,996 16,981
Series 2019-H13, Class FT,
4.30%, 8/20/2069(b) 29,798 29,694
Total Collateralized Mortgage Obligations
(cost $197,426)
193,371
Commercial Mortgage-Backed Securities 5 .0%
ALA Trust, Series 2025-
OANA, Class A, 5.78%,
6/15/2040(a)(b) 60,000 60,225
BANK5
Series 2023-5YR3, Class
A3, 6.72%, 9/15/2056(b) 175,000 185,126
Series 2023-5YR4, Class
A3, 6.50%, 12/15/2056 60,593 63,829
Benchmark Mortgage Trust,
Series 2023-V2, Class A3,
5.81%, 5/15/2055(b) 320,000 330,344
BFLD Commercial Mortgage
Trust, Series 2025-
660F, Class A, 5.46%,
11/15/2042(a)(b) 125,000 125,156
BPR Trust
Series 2021-NRD, Class A,
5.56%, 12/15/2038(a)(b) 350,000 347,518
Series 2022-SSP, Class A,
7.03%, 5/15/2039(a)(b) 300,000 300,000
BX Trust
Series 2024-VLT4, Class A,
5.52%, 6/15/2041(a)(b) 100,000 100,000
Series 2025-VLT7, Class A,
5.73%, 7/15/2044(a)(b) 250,000 250,934
CFCRE Commercial Mortgage
Trust REMICS, Series
2016-C7, Class A3, 3.84%,
12/10/2054 340,000 336,713
CSMC OA LLC, Series 2014-
USA, Class A2, 3.95%,
9/15/2037(a) 395,000 359,697
DC Commercial Mortgage
Trust, Series 2023-
DC, Class A, 6.31%,
9/12/2040(a) 140,000 144,554
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
DROP Mortgage Trust, Series
2021-FILE, Class A, 5.30%,
10/15/2043(a)(b) 315,000 305,550
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS, Series K531,
Class AS, 4.84%,
9/25/2029(b) 619,563 618,405
GS Mortgage Securities Corp.
Trust
Series 2013-PEMB, Class
A, 3.55%, 3/5/2033(a)(b) 100,000 80,750
Series 2012-BWTR, Class
A, 2.95%, 11/5/2034(a) 333,922 289,327
Series 2023-SHIP, Class A,
4.32%, 9/10/2038(a)(b) 215,000 214,373
Hudsons Bay Simon JV Trust,
Series 2015-HB7, Class A7,
3.91%, 8/5/2034(a) 6,497 6,491
J.P. Morgan Chase
Commercial Mortgage
Securities Trust, Series
2025-BMS, Class A, 5.63%,
1/15/2042(a)(b) 100,000 99,875
MSBAM Commercial
Mortgage Securities Trust,
Series 2012-CKSV, Class
A2, 3.28%, 10/15/2030(a) 377,277 363,130
SCOTT Trust, Series 2023-
SFS, Class A, 5.91%,
3/10/2040(a) 230,000 235,870
Starwood Retail Property
Trust, Series 2014-
STAR, Class A, 7.25%,
11/15/2027(a)(b) 290,692 175,726
TCO Commercial Mortgage
Trust, Series 2024-
DPM, Class A, 5.28%,
12/15/2039(a)(b) 100,000 100,000
Total Commercial Mortgage-Backed
Securities
(cost $5,290,307) 5,093,593
Corporate Bonds 51 .3%
Aerospace & Defense 0 .5%
Boeing Co. (The) ,
6.30%, 5/1/2029(c) 195,000 206,871
Lockheed Martin Corp. ,
4.15%, 8/15/2028 250,000 251,272
458,143
Automobile Components 0 .2%
ZF North America Capital,
Inc. ,
7.50%, 3/24/2031(a)(c) 165,000 158,662
Automobiles 1 .4%
BMW US Capital LLC ,
4.50%, 8/11/2030(a) 355,000 356,424

46 - Statements of Investments - October 31, 2025 - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles
Honda Motor Co. Ltd. ,
4.44%, 7/8/2028 250,000 251,683
Hyundai Capital America ,
4.88%, 11/1/2027(a)(c) 70,000 70,776
4.25%, 9/18/2028(a) 35,000 34,922
5.15%, 3/27/2030(a) 175,000 178,906
Mercedes-Benz Finance North
America LLC ,
4.65%, 4/1/2027(a) 215,000 216,718
Nissan Motor Acceptance Co.
LLC ,
5.30%, 9/13/2027(a)(c) 185,000 184,185
5.63%, 9/29/2028(a)(c) 175,000 174,870
1,468,484
Banks 11 .5%
ABN AMRO Bank NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
6.34%, 9/18/2027(a)(d) 200,000 203,548
Bank of Montreal ,
(United States SOFR
Compounded Index
+ 0.67%), 5.00%,
1/27/2029(d) 95,000 96,833
Bank of Nova Scotia (The) ,
(SOFR + 1.09%), 4.34%,
9/15/2031(c)(d) 355,000 352,965
Banque Federative du Credit
Mutuel SA ,
5.19%, 2/16/2028(a)(c) 380,000 387,961
Barclays plc ,
(SOFR + 1.08%), 4.48%,
11/11/2029(d) 253,000 253,429
BNP Paribas SA ,
(SOFR + 1.45%), 4.79%,
5/9/2029(a)(d) 455,000 459,009
CaixaBank SA ,
(SOFR + 1.14%), 4.63%,
7/3/2029(a)(c)(d) 520,000 523,727
Canadian Imperial Bank of
Commerce ,
5.24%, 6/28/2027(c) 190,000 193,719
(SOFR + 1.03%), 4.86%,
3/30/2029(d) 235,000 238,577
Citibank NA ,
(SOFR + 0.71%), 4.88%,
11/19/2027(d) 490,000 493,414
Citigroup, Inc. ,
(SOFR + 1.14%), 4.64%,
5/7/2028(d) 320,000 322,078
Federation des Caisses
Desjardins du Quebec ,
4.57%, 8/26/2030(a) 200,000 201,109
Fifth Third Bank NA ,
(SOFR + 0.81%), 4.97%,
1/28/2028(d) 250,000 252,260
HSBC Holdings plc ,
(SOFR + 1.04%), 5.13%,
11/19/2028(d) 350,000 355,999
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
HSBC Holdings plc,
(SOFR + 1.19%), 4.62%,
11/6/2031(d) 425,000 425,470
Huntington Bancshares, Inc. ,
(SOFR + 2.02%), 6.21%,
8/21/2029(c)(d) 185,000 194,212
Huntington National Bank
(The) ,
(SOFR + 0.72%), 4.87%,
4/12/2028(d) 255,000 257,244
Intesa Sanpaolo SpA ,
7.00%, 11/21/2025(a) 280,000 280,347
JPMorgan Chase & Co. ,
(SOFR + 0.86%), 4.51%,
10/22/2028(d) 235,000 236,818
(SOFR + 0.93%), 4.26%,
10/22/2031(d) 255,000 254,110
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.82%),
4.43%, 11/4/2031(d) 200,000 199,655
Morgan Stanley Bank NA ,
(SOFR + 0.87%), 5.50%,
5/26/2028(d) 400,000 408,055
National Bank of Canada ,
(SOFR + 1.04%), 5.60%,
7/2/2027(d) 435,000 438,789
NatWest Markets plc ,
4.79%, 3/21/2028(a) 205,000 208,083
PNC Bank NA ,
(SOFR + 0.73%), 4.43%,
7/21/2028(d) 445,000 447,204
Royal Bank of Canada ,
(United States SOFR
Compounded Index
+ 0.86%), 4.52%,
10/18/2028(d) 235,000 237,070
(SOFR + 0.89%), 4.50%,
8/6/2029(c)(d) 295,000 297,330
Societe Generale SA ,
5.25%, 2/19/2027(a) 405,000 409,051
Svenska Handelsbanken AB ,
4.38%, 5/23/2028(a)(c) 330,000 333,370
Swedbank AB ,
6.14%, 9/12/2026(a) 285,000 289,783
Toronto-Dominion Bank (The) ,
4.57%, 6/2/2028 400,000 404,575
Truist Bank ,
(SOFR + 0.77%), 4.42%,
7/24/2028(d) 435,000 436,675
(SOFR + 0.91%), 4.14%,
10/23/2029(d) 350,000 348,621
US Bank NA ,
(SOFR + 0.69%), 4.51%,
10/22/2027(c)(d) 495,000 496,648
Wells Fargo & Co. ,
(SOFR + 1.07%), 5.71%,
4/22/2028(d) 190,000 194,161
(SOFR + 1.50%), 5.15%,
4/23/2031(c)(d) 225,000 232,043

Nationwide Loomis Short Term Bond Fund - October 31, 2025 - Statements of Investments - 47
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Westpac New Zealand Ltd. ,
5.13%, 2/26/2027(a)(c) 305,000 309,145
11,673,087
Beverages 0 .3%
Bacardi-Martini BV ,
5.55%, 2/1/2030(a)(c) 180,000 185,985
PepsiCo, Inc. ,
4.30%, 7/23/2030 165,000 166,392
352,377
Biotechnology 0 .3%
AbbVie, Inc. ,
4.65%, 3/15/2028(c) 335,000 340,033
Broadline Retail 0 .4%
Prosus NV ,
3.26%, 1/19/2027(a) 370,000 364,189
Capital Markets 5 .2%
Antares Holdings LP ,
3.75%, 7/15/2027(a)(c) 390,000 379,315
Apollo Debt Solutions BDC ,
5.88%, 8/30/2030(a) 70,000 70,797
Ares Strategic Income Fund ,
5.70%, 3/15/2028(c) 95,000 96,124
Bain Capital Specialty
Finance, Inc. ,
5.95%, 3/15/2030 60,000 59,802
Barings BDC, Inc. ,
5.20%, 9/15/2028 135,000 134,304
BGC Group, Inc. ,
6.15%, 4/2/2030(c) 50,000 51,616
Blackstone Reg Finance Co.
LLC ,
4.30%, 11/3/2030 140,000 139,545
Blue Owl Capital Corp. II ,
8.45%, 11/15/2026 95,000 98,116
Blue Owl Credit Income Corp. ,
6.60%, 9/15/2029 5,000 5,168
Blue Owl Technology Finance
Corp. ,
4.75%, 12/15/2025(a) 40,000 39,983
6.75%, 4/4/2029(c) 110,000 112,458
Cantor Fitzgerald LP ,
7.20%, 12/12/2028(a)(c) 110,000 116,853
Carlyle Secured Lending, Inc. ,
5.75%, 2/15/2031 85,000 83,147
Deutsche Bank AG ,
(SOFR + 1.21%), 5.37%,
1/10/2029(d) 345,000 352,093
FS KKR Capital Corp. ,
6.13%, 1/15/2030 95,000 93,920
Goldman Sachs Bank USA ,
(SOFR + 0.75%), 5.41%,
5/21/2027(d) 308,000 309,960
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 1.06%), 4.37%,
10/21/2031(d) 510,000 507,803
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026 95,000 93,323
7.05%, 12/5/2028(c) 125,000 131,138
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Golub Capital Private Credit
Fund ,
5.45%, 8/15/2028(a)(c) 35,000 35,206
Hercules Capital, Inc. ,
3.38%, 1/20/2027 95,000 93,170
6.00%, 6/16/2030 7,000 7,085
HPS Corporate Lending Fund ,
5.45%, 1/14/2028 95,000 95,730
6.25%, 9/30/2029 45,000 46,267
Jefferies Financial Group, Inc. ,
5.88%, 7/21/2028(c) 115,000 118,928
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(e) 500,000 250
Main Street Capital Corp. ,
3.00%, 7/14/2026 130,000 128,484
6.50%, 6/4/2027 20,000 20,392
5.40%, 8/15/2028 60,000 59,974
Marex Group plc ,
5.83%, 5/8/2028(c) 100,000 101,230
6.40%, 11/4/2029(c) 110,000 113,108
Morgan Stanley ,
Series I, (SOFR + 0.91%),
4.13%, 10/18/2029(c)(d) 510,000 508,808
Morgan Stanley Direct
Lending Fund ,
6.00%, 5/19/2030 60,000 61,378
MSD Investment Corp. ,
6.25%, 5/31/2030(a) 45,000 45,345
New Mountain Finance Corp. ,
6.20%, 10/15/2027 40,000 40,645
6.88%, 2/1/2029 60,000 61,039
North Haven Private Income
Fund LLC ,
5.13%, 9/25/2028(a) 55,000 54,625
Oaktree Strategic Credit Fund ,
6.19%, 7/15/2030(a)(c) 33,000 33,266
Sixth Street Lending Partners ,
6.50%, 3/11/2029(c) 140,000 145,127
UBS AG ,
5.00%, 7/9/2027 350,000 355,614
USAA Capital Corp. ,
4.38%, 6/1/2028(a) 250,000 252,342
5,253,478
Chemicals 1 .4%
Celanese US Holdings LLC ,
6.67%, 7/15/2027(c)(f) 58,000 59,539
Dow Chemical Co. (The) ,
4.80%, 1/15/2031 220,000 219,257
Eastman Chemical Co. ,
5.00%, 8/1/2029 80,000 81,452
Methanex US Operations,
Inc. ,
6.25%, 3/15/2032(a) 115,000 116,987
Orbia Advance Corp. SAB de
CV ,
6.80%, 5/13/2030(a)(c) 200,000 199,868
PPG Industries, Inc. ,
4.38%, 3/15/2031 170,000 169,373
Sherwin-Williams Co. (The) ,
4.30%, 8/15/2028 350,000 351,631

48 - Statements of Investments - October 31, 2025 - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Syensqo Finance America
LLC ,
5.65%, 6/4/2029(a) 200,000 207,523
1,405,630
Commercial Services & Supplies 0 .3%
Element Fleet Management
Corp. ,
5.64%, 3/13/2027(a) 345,000 351,332
Consumer Finance 2 .5%
AerCap Ireland Capital DAC ,
4.88%, 4/1/2028(c) 330,000 335,028
Ally Financial, Inc. ,
(United States SOFR
Compounded Index
+ 1.96%), 5.74%,
5/15/2029(d) 75,000 76,510
American Express Co. ,
(SOFR + 0.81%), 4.35%,
7/20/2029(c)(d) 275,000 276,670
Avolon Holdings Funding Ltd. ,
5.50%, 1/15/2026(a) 345,000 345,375
4.95%, 1/15/2028(a) 170,000 171,682
4.95%, 10/15/2032(a) 235,000 231,956
Capital One Financial Corp. ,
(SOFR + 2.44%), 7.15%,
10/29/2027(d) 100,000 102,723
(SOFR + 1.25%), 4.49%,
9/11/2031(c)(d) 145,000 143,945
Caterpillar Financial Services
Corp. ,
4.60%, 11/15/2027 345,000 349,907
General Motors Financial Co.,
Inc. ,
5.05%, 4/4/2028 85,000 86,440
Macquarie Airfinance Holdings
Ltd. ,
5.20%, 3/27/2028(a) 95,000 96,509
OneMain Finance Corp. ,
6.63%, 5/15/2029 45,000 46,276
Stellantis Financial Services
US Corp. ,
4.95%, 9/15/2028(a) 200,000 200,844
Synchrony Financial ,
(SOFR + 1.68%), 5.45%,
3/6/2031(c)(d) 60,000 61,033
2,524,898
Consumer Staples Distribution & Retail 0 .4%
Albertsons Cos., Inc. ,
5.50%, 3/31/2031(a) 240,000 241,897
Alimentation Couche-Tard,
Inc. ,
4.15%, 9/29/2028(a) 160,000 160,045
401,942
Containers & Packaging 0 .1%
Amcor Flexibles North
America, Inc. ,
4.80%, 3/17/2028 135,000 136,664
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified REITs 0 .0%
†
VICI Properties LP ,
4.75%, 4/1/2028 50,000 50,479
Diversified Telecommunication Services 0 .2%
Sitios Latinoamerica SAB de
CV ,
6.00%, 11/25/2029(a) 200,000 206,614
Electric Utilities 3 .7%
Alliant Energy Finance LLC ,
5.40%, 6/6/2027(a) 250,000 253,212
Capital Power US Holdings,
Inc. ,
5.26%, 6/1/2028(a)(c) 45,000 45,859
Duke Energy Corp. ,
4.85%, 1/5/2027 295,000 297,617
Enel Finance International NV ,
4.38%, 9/30/2030(a) 435,000 432,245
FirstEnergy Pennsylvania
Electric Co. ,
5.15%, 3/30/2026(a) 100,000 100,171
Georgia Power Co. ,
4.00%, 10/1/2028 390,000 389,712
ITC Holdings Corp. ,
4.95%, 9/22/2027(a)(c) 335,000 339,397
Jersey Central Power & Light
Co. ,
4.15%, 1/15/2029(a) 510,000 509,489
NextEra Energy Capital
Holdings, Inc. ,
4.69%, 9/1/2027(c) 170,000 171,836
4.85%, 2/4/2028(c) 335,000 341,074
Pacific Gas and Electric Co. ,
5.00%, 6/4/2028(c) 35,000 35,504
Pinnacle West Capital Corp. ,
4.90%, 5/15/2028 360,000 365,533
Public Service Co. of New
Hampshire ,
4.40%, 7/1/2028 210,000 211,939
Xcel Energy, Inc. ,
4.75%, 3/21/2028(c) 30,000 30,390
XPLR Infrastructure Operating
Partners LP ,
8.38%, 1/15/2031(a)(c) 205,000 214,487
3,738,465
Electrical Equipment 0 .2%
Hubbell, Inc. ,
4.80%, 11/15/2035 50,000 49,793
Molex Electronic Technologies
LLC ,
4.75%, 4/30/2028(a) 200,000 201,923
251,716
Electronic Equipment, Instruments & Components 0 .3%
Flex Ltd. ,
6.00%, 1/15/2028 180,000 185,938
TD SYNNEX Corp. ,
4.30%, 1/17/2029 75,000 74,788
260,726

Nationwide Loomis Short Term Bond Fund - October 31, 2025 - Statements of Investments - 49
Corporate Bonds
Principal
Amount ($) Value ($)
Energy Equipment & Services 0 .4%
Helmerich & Payne, Inc. ,
4.85%, 12/1/2029 245,000 245,063
WBI Operating LLC ,
6.25%, 10/15/2030(a) 140,000 139,867
384,930
Entertainment 0 .2%
Take-Two Interactive
Software, Inc. ,
5.40%, 6/12/2029 75,000 77,633
Warnermedia Holdings, Inc. ,
3.76%, 3/15/2027 91,000 90,085
167,718
Financial Services 2 .0%
Atlas Warehouse Lending Co.
LP ,
6.05%, 1/15/2028(a) 250,000 257,100
Block, Inc. ,
5.63%, 8/15/2030(a) 165,000 167,493
Enact Holdings, Inc. ,
6.25%, 5/28/2029 250,000 261,644
Equitable America Global
Funding ,
4.65%, 6/9/2028(a) 350,000 353,635
Essent Group Ltd. ,
6.25%, 7/1/2029(c) 90,000 94,195
Nationwide Building Society ,
(SOFR + 1.91%), 6.56%,
10/18/2027(a)(d) 375,000 382,644
4.35%, 9/30/2030(a) 205,000 204,216
Rocket Cos., Inc. ,
6.50%, 8/1/2029(a) 49,000 50,824
6.13%, 8/1/2030(a)(c) 240,000 247,561
2,019,312
Food Products 0 .7%
Cargill, Inc. ,
4.13%, 10/23/2030(a) 225,000 223,828
Conagra Brands, Inc. ,
5.30%, 10/1/2026 330,000 333,038
General Mills, Inc. ,
4.70%, 1/30/2027 155,000 156,185
713,051
Gas Utilities 0 .3%
Spire, Inc. ,
5.30%, 3/1/2026(c) 290,000 290,929
Health Care Equipment & Supplies 0 .4%
Smith & Nephew plc ,
5.15%, 3/20/2027 295,000 298,538
Solventum Corp. ,
5.45%, 2/25/2027 89,000 90,314
388,852
Health Care Providers & Services 0 .8%
Elevance Health, Inc. ,
4.00%, 9/15/2028 225,000 223,984
UnitedHealth Group, Inc. ,
4.40%, 6/15/2028 520,000 525,119
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Universal Health Services,
Inc. ,
4.63%, 10/15/2029(c) 105,000 105,256
854,359
Health Care REITs 0 .1%
Omega Healthcare Investors,
Inc. ,
5.20%, 7/1/2030 145,000 147,132
Health Care Technology 0 .1%
IQVIA, Inc. ,
6.25%, 2/1/2029(c) 135,000 142,215
Hotels, Restaurants & Leisure 1 .5%
Carnival Corp. ,
5.75%, 3/15/2030(a)(c) 335,000 345,058
Darden Restaurants, Inc. ,
4.35%, 10/15/2027 245,000 246,004
Hyatt Hotels Corp. ,
5.75%, 1/30/2027 105,000 106,802
5.25%, 6/30/2029(c) 125,000 128,552
Las Vegas Sands Corp. ,
5.63%, 6/15/2028 165,000 168,718
Marriott International, Inc. ,
4.20%, 7/15/2027 505,000 506,566
1,501,700
Household Durables 0 .0%
†
Whirlpool Corp. ,
6.13%, 6/15/2030 35,000 34,656
Insurance 5 .7%
American National Global
Funding ,
5.25%, 6/3/2030(a) 225,000 229,259
Athene Global Funding ,
4.83%, 5/9/2028(a) 365,000 368,214
Brighthouse Financial Global
Funding ,
5.55%, 4/9/2027(a) 195,000 197,918
Brown & Brown, Inc. ,
4.70%, 6/23/2028 150,000 151,326
CNO Global Funding ,
5.88%, 6/4/2027(a) 90,000 92,258
4.38%, 9/8/2028(a) 160,000 159,923
Corebridge Global Funding ,
4.25%, 8/21/2028(a) 505,000 505,950
F&G Global Funding ,
4.65%, 9/8/2028(a) 100,000 100,323
Fortitude Global Funding ,
4.63%, 10/6/2028(a) 105,000 105,094
GA Global Funding Trust ,
4.40%, 9/23/2027(a)(c) 200,000 200,188
Jackson National Life Global
Funding ,
4.70%, 6/5/2028(a)(c) 215,000 216,928
Lincoln Financial Global
Funding ,
4.63%, 5/28/2028(a) 255,000 257,304
Mutual of Omaha Cos. Global
Funding ,
5.35%, 4/9/2027(a) 325,000 330,179

50 - Statements of Investments - October 31, 2025 - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
New York Life Global Funding ,
4.15%, 7/25/2028(a) 255,000 255,985
NLG Global Funding ,
4.35%, 9/15/2030(a)(c) 355,000 351,682
Northwestern Mutual Global
Funding ,
4.13%, 8/25/2028(a) 505,000 507,207
Principal Life Global Funding
II ,
4.80%, 1/9/2028(a) 345,000 349,245
RGA Global Funding ,
4.35%, 8/25/2028(a) 354,000 354,662
Sammons Financial Group
Global Funding ,
5.05%, 1/10/2028(a) 165,000 167,596
SBL Holdings, Inc. ,
5.90%, 9/26/2028(a) 235,000 233,797
SiriusPoint Ltd. ,
7.00%, 4/5/2029 170,000 179,354
Western-Southern Global
Funding ,
4.50%, 7/16/2028(a) 425,000 427,745
5,742,137
Interactive Media & Services 0 .5%
Meta Platforms, Inc. ,
4.20%, 11/15/2030 505,000 504,475
IT Services 0 .2%
CGI, Inc. ,
4.95%, 3/14/2030(a) 200,000 202,827
Life Sciences Tools & Services 0 .2%
Illumina, Inc. ,
4.65%, 9/9/2026 210,000 210,557
Machinery 0 .6%
CNH Industrial Capital LLC ,
4.50%, 10/8/2027 230,000 231,628
4.75%, 3/21/2028 110,000 111,334
4.50%, 10/16/2030 63,000 62,908
Cummins, Inc. ,
4.25%, 5/9/2028 190,000 191,339
597,209
Media 0 .1%
Charter Communications
Operating LLC ,
6.10%, 6/1/2029(c) 110,000 114,990
Metals & Mining 0 .2%
Mineral Resources Ltd. ,
9.25%, 10/1/2028(a)(c) 175,000 183,489
Multi-Utilities 0 .9%
Ameren Corp. ,
5.70%, 12/1/2026 280,000 284,089
Dominion Energy, Inc. ,
4.60%, 5/15/2028 265,000 267,870
DTE Energy Co. ,
4.95%, 7/1/2027(c) 205,000 207,478
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
WEC Energy Group, Inc. ,
5.60%, 9/12/2026(c) 113,000 114,281
873,718
Office REITs 0 .1%
COPT Defense Properties LP ,
4.50%, 10/15/2030 60,000 59,652
Oil, Gas & Consumable Fuels 2 .4%
California Resources Corp. ,
8.25%, 6/15/2029(a) 130,000 135,234
Chord Energy Corp. ,
6.00%, 10/1/2030(a)(c) 110,000 110,262
Civitas Resources, Inc. ,
9.63%, 6/15/2033(a) 135,000 144,833
Crescent Energy Finance
LLC ,
7.63%, 4/1/2032(a) 70,000 67,868
8.38%, 1/15/2034(a)(c) 65,000 63,575
Enbridge, Inc. ,
4.60%, 6/20/2028 250,000 252,408
Hess Midstream Operations
LP ,
5.88%, 3/1/2028(a)(c) 290,000 295,971
Kinetik Holdings LP ,
6.63%, 12/15/2028(a) 260,000 267,039
Northern Oil & Gas, Inc. ,
7.88%, 10/15/2033(a)(c) 115,000 112,010
Occidental Petroleum Corp. ,
5.20%, 8/1/2029(c) 240,000 245,020
Sunoco LP ,
5.63%, 3/15/2031(a) 245,000 245,158
Viper Energy Partners LLC ,
4.90%, 8/1/2030(c) 195,000 196,363
Williams Cos., Inc. (The) ,
5.40%, 3/2/2026 300,000 301,124
2,436,865
Other Specialized Funds 0 .1%
Prologis Targeted US Logistics
Fund LP ,
4.25%, 1/15/2031(a) 85,000 84,387
Paper & Forest Products 0 .2%
Georgia-Pacific LLC ,
4.40%, 6/30/2028(a) 215,000 216,548
Passenger Airlines 0 .2%
Southwest Airlines Co. ,
4.38%, 11/15/2028 85,000 84,801
United Airlines, Inc. ,
4.38%, 4/15/2026(a) 120,000 119,752
204,553
Pharmaceuticals 0 .7%
EMD Finance LLC ,
4.13%, 8/15/2028(a) 355,000 355,056
Sanofi SA ,
3.80%, 11/3/2028 355,000 354,350
709,406

Nationwide Loomis Short Term Bond Fund - October 31, 2025 - Statements of Investments - 51
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment 0 .6%
Analog Devices, Inc. ,
4.25%, 6/15/2028 180,000 181,169
Microchip Technology, Inc. ,
4.90%, 3/15/2028 340,000 344,216
NXP BV ,
4.30%, 8/19/2028 105,000 105,158
630,543
Software 0 .6%
Oracle Corp. ,
4.45%, 9/26/2030 510,000 505,788
Roper Technologies, Inc. ,
4.25%, 9/15/2028 80,000 80,237
586,025
Specialized REITs 0 .1%
Extra Space Storage LP ,
5.70%, 4/1/2028 85,000 87,769
Technology Hardware, Storage & Peripherals 1 .0%
Dell International LLC ,
4.75%, 4/1/2028(c) 315,000 319,437
Hewlett Packard Enterprise
Co. ,
4.15%, 9/15/2028 510,000 509,067
4.55%, 10/15/2029(c) 235,000 236,355
1,064,859
Textiles, Apparel & Luxury Goods 0 .2%
PVH Corp. ,
5.50%, 6/13/2030 200,000 203,714
Trading Companies & Distributors 0 .8%
Aircastle Ltd. ,
2.85%, 1/26/2028(a)(c) 210,000 202,850
GATX Corp. ,
5.40%, 3/15/2027 160,000 162,257
TTX Co. ,
5.50%, 9/25/2026(a)(c) 435,000 439,536
804,643
Water Utilities 0 .2%
Essential Utilities, Inc. ,
4.80%, 8/15/2027(c) 200,000 202,105
Wireless Telecommunication Services 0 .3%
Vmed O2 UK Financing I plc ,
6.75%, 1/15/2033(a)(c) 350,000 350,860
Total Corporate Bonds
(cost $52,035,525)
52,113,104
Mortgage-Backed Securities 0 .2%
FHLMC Gold Pool
Pool# J19197
3.00%, 5/1/2027 20,010 19,836
Pool# C00748
6.00%, 4/1/2029 1,767 1,808
Pool# C01418
5.50%, 10/1/2032 16,380 16,995
Pool# G01740
5.50%, 12/1/2034 10,452 10,737
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G04342
6.00%, 4/1/2038 14,490 15,297
FHLMC Non Gold Pool
Pool# 972136
6.43%, 1/1/2034(b) 12,638 12,936
Pool# 848191
6.56%, 12/1/2034(b) 54,470 55,604
FNMA Pool# 815323 ,
6.11%, 1/1/2035 (b) 15,427
15,812
FNMA UMBS Pool
Pool# AB2518
4.00%, 3/1/2026 1,047 1,043
Pool# AB4998
3.00%, 4/1/2027 36,630 36,287
Pool# 190307
8.00%, 6/1/2030 144 150
Pool# 253516
8.00%, 11/1/2030 98 103
Pool# 725773
5.50%, 9/1/2034 23,375 24,032
Pool# 811773
5.50%, 1/1/2035 24,853 25,875
GNMA Pool# 5080 ,
4.00%, 6/20/2026 2,019
2,013
Total Mortgage-Backed Securities
(cost $237,905)
238,528
Municipal Bond 0 .1%
Massachusetts 0 .1%
Massachusetts Educational
Financing Authority, RB,
Series A, 3.85%, 5/25/2033 87,161 86,504
Total Municipal Bond
(cost $86,676)
86,504
U.S. Treasury Obligations 17 .5%
U.S. Treasury Notes
3.88%, 5/31/2027 5,275,700 5,294,247
3.75%, 6/30/2027 3,813,000 3,820,149
3.63%, 8/31/2027 6,065,700 6,067,122
3.63%, 8/31/2030 2,594,000 2,584,881
Total U.S. Treasury Obligations
(cost $17,732,891)
17,766,399
Short-Term Investment 0 .3%
U.S. Treasury Obligation 0 .3%
U.S. Treasury Bills, 3.95%,
12/11/2025 255,000 253,956
Total Short-Term Investment
(cost $253,887)
253,956

52 - Statements of Investments - October 31, 2025 - Nationwide Loomis Short Term Bond Fund
Repurchase Agreements 9 .3%
Principal
Amount ($) Value ($)
CF Secured, LLC
4.13%, dated
10/31/2025, due
11/3/2025, repurchase
price $5,401,853,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
11/30/2025 - 2/15/2055;
total market value
$5,509,890. (g)(h) 5,399,995 5,399,995
Marex Capital Markets, Inc.
4.24%, dated
10/31/2025, due
11/3/2025, repurchase
price $2,000,707,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.75%, maturing
11/4/2025 - 2/15/2055;
total market value
$2,040,721. (g)(h) 2,000,000 2,000,000
Santander US Capital
Markets
4.17%, dated
10/31/2025, due
11/3/2025, repurchase
price $2,000,695,
collateralized by U.S.
Government Agency
Securities, ranging from
0.01% - 5.15%, maturing
7/25/2036 - 11/25/2055;
total market value
$2,040,709. (g)(h) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $9,399,995)
9,399,995
Total Investments
(cost $109,031,323) — 107.4%
109,000,521
Liabilities in excess of other
assets — (7.4)% (7,472,004)
NET ASSETS — 100.0%
$ 101,528,517
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2025
was $41,844,246 which represents 41.21% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of October 31, 2025.
(c) The security or a portion of this security is on loan as of
October 31, 2025. The total value of securities on loan as of
October 31, 2025 was $9,460,932, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $9,399,995 and by $366,059 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 4.88%, and maturity dates ranging from
1/15/2026 - 2/15/2054, a total value of $9,766,054.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2025.
(e) Security in default.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of October 31, 2025.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2025 was $9,399,995.
(h) Please refer to Note 2 for additional information on the joint repurchase agreement.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities

Nationwide Loomis Short Term Bond Fund - October 31, 2025 - Statements of Investments - 53
Futures contracts outstanding as of October 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 4 12/2025 USD 832,969 (193)
Total long contracts (193)
Short Contracts
U.S. Treasury 5 Year Note (9) 12/2025 USD (982,898) 5,642
U.S. Treasury 10 Year Note (18) 12/2025 USD (2,028,094) (4,171)
U.S. Treasury 10 Year Ultra Note (2) 12/2025 USD (230,969) 1,434
Total short contracts 2,905
Net contracts 2,712
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

54 - Statements of Assets and Liabilities - October 31, 2025 - Fixed lncome Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Government Money
Market Fund
Assets:
Investment securities, at value
*
$ 415,128,141
Repurchase agreements, at value 190,000,000
Cash 2,213,215
Deposits with broker for futures contracts —
Interest and dividends receivable 641,737
Security lending income receivable —
Receivable for investments sold —
Receivable for capital shares issued 237,204
Receivable for variation margin on futures contracts —
Due from custodian —
Receivable for reimbursement from investment adviser (Note 3) 15
Prepaid expenses 23,481
Total Assets 608,243,793
Liabilities:
Payable for investments purchased —
Distributions payable 3,952
Payable for capital shares redeemed 1,250,634
Payable for variation margin on futures contracts —
Foreign currency overdraft payable (Note 2) —
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 140,122
Fund administration fees 37,392
Distribution fees 174
Administrative servicing fees 115,931
Accounting and transfer agent fees 147,605
Trustee fees 1,932
Due to broker —
Custodian fees 2,517
Compliance program costs (Note 3) 42
Professional fees 13,615
Printing fees 40,005
Other 2,295
Total Liabilities 1,756,216
Commitments and contingencies (Note 3) —
Net Assets $ 606,487,577
* Includes value of securities on loan (Note 2) —
Cost of investment securities 415,128,141
Cost of repurchase agreements 190,000,000
Cost of foreign currencies —
Represented by:
Capital $ 606,490,128
Total distributable earnings (loss) (2,551)
Net Assets $ 606,487,577

Fixed lncome Funds - October 31, 2025 - Statements of Assets and Liabilities - 55
Nationwide
Inflation-Protected
Securities Fund
Nationwide Invesco
Core Plus Bond
Fund
Nationwide Loomis
Core Bond Fund
Nationwide Loomis
Short Term Bond
Fund
$ 157,405,723 $ 143,806,093 $ 929,024,868 $ 99,600,526
1,074,900 7,053,555 46,046,060 9,399,995
917,882 16,975,625 25,954,109 2,600,719
221,375 — 1,444,996 327,004
489,906 995,170 8,087,708 852,476
58 61 10,475 2,129
— 5,941,543 2,086,856 444,236
20,914 11,282 537,307 9,278
— — — 688
— 287,706 — —
14,174 16,928 89,595 11,095
22,609 22,266 37,061 11,469
160,167,541 175,110,229 1,013,319,035 113,259,615
— 25,151,865 23,866,546 2,171,398
— — 4,121 2,093
49,661 220,260 278,910 64,009
— 32,761 74,531 —
— 230,902 — —
1,074,900 7,053,555 46,046,060 9,399,995
33,885 55,043 314,845 28,531
23,216 27,286 65,369 21,289
2,387 1,980 3,289 3,666
1,797 6,154 213,865 1,941
2,895 2,688 12,084 4,342
513 470 3,048 330
— 191,062 — —
1,279 15,483 7,505 1,164
3 8 8 3
20,205 21,479 33,307 20,402
6,295 11,631 5,339 9,355
1,132 9,077 2,415 2,580
1,218,168 33,031,704 70,931,242 11,731,098
— — — —
$ 158,949,373 $ 142,078,525 $ 942,387,793 $ 101,528,517
1,383,846 8,657,085 75,902,822 9,460,932
164,993,165 142,666,935 939,178,388 99,631,328
1,074,900 7,053,555 46,046,060 9,399,995
— (230,334) — —
$ 184,578,688 $ 223,351,582 $ 1,066,113,626 $ 110,028,268
(25,629,315) (81,273,057) (123,725,833) (8,499,751)
$ 158,949,373 $ 142,078,525 $ 942,387,793 $ 101,528,517

56 - Statements of Assets and Liabilities - October 31, 2025 - Fixed lncome Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Government Money
Market Fund
Net Assets:
Class A Shares $ —
Class R6 Shares 215,491,869
Eagle Class Shares —
Institutional Service Class Shares —
Investor Shares 389,629,449
Service Class Shares 1,366,259
Total $ 606,487,577
Shares Outstanding (unlimited number of shares authorized):
Class A Shares —
Class R6 Shares 215,495,309
Eagle Class Shares —
Institutional Service Class Shares —
Investor Shares 389,632,528
Service Class Shares 1,366,288
Total 606,494,125
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ —
Class R6 Shares $ 1 .00
Eagle Class Shares $ —
Institutional Service Class Shares $ —
Investor Shares $ 1 .00
Service Class Shares $ 1 .00
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ —
Maximum Sales Charge:
Class A Shares – %
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(c) For Class A Shares that were purchased without a sales charge because such purchase exceeded $250,000, a contingent deferred sales charge of 0.50% may apply to any redemption of such shares within 18 months of their purchase.

Fixed lncome Funds - October 31, 2025 - Statements of Assets and Liabilities - 57
Nationwide
Inflation-Protected
Securities Fund
Nationwide Invesco
Core Plus Bond
Fund
Nationwide Loomis
Core Bond Fund
Nationwide Loomis
Short Term Bond
Fund
$ 11,265,833 $ 9,306,411 $ 15,324,677 $ 17,425,638
130,996,883 124,139,344 582,050,402 77,716,827
— — 21,244,250 —
16,686,657 8,632,770 323,768,464 6,386,052
— — — —
— — — —
$ 158,949,373 $ 142,078,525 $ 942,387,793 $ 101,528,517
1,243,180 987,815 1,628,612 1,736,875
14,320,504 13,128,821 60,637,247 7,732,022
— — 2,213,367 —
1,826,372 913,667 33,727,931 635,396
— — — —
— — — —
17,390,056 15,030,303 98,207,157 10,104,293
$ 9 .06 (a) $ 9 .42 (b) $ 9 .41 (c) $ 10 .03 (c)
$ 9 .15 $ 9 .46 $ 9 .60 $ 10 .05
$ — $ — $ 9 .60 $ —
$ 9 .14 $ 9 .45 $ 9 .60 $ 10 .05
$ — $ — $ — $ —
$ — $ — $ — $ —
$ 9 .27 $ 9 .84 $ 9 .63 $ 10 .26
2 .25% 4 .25% 2 .25% 2 .25%

58 - Statements of Operations - For the Year Ended October 31, 2025 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Government Money
Market Fund
INVESTMENT INCOME:
Interest income $ 26,786,455
Income from securities lending (net of fees) (Note 2) —
Foreign tax withholding —
Total Income 26,786,455
EXPENSES:
Investment advisory fees 1,822,577
Fund administration fees 209,399
Distribution fees Class A —
Distribution fees Service Class 2,068
Administrative servicing fees Class A —
Administrative servicing fees Eagle Class —
Administrative servicing fees Institutional Service Class —
Administrative servicing fees Investor 398,622
Administrative servicing fees Service Class 2,068
Registration and filing fees 52,352
Professional fees 55,268
Printing fees 22,663
Trustee fees 23,033
Custodian fees 9,072
Accounting and transfer agent fees 553,680
Compliance program costs (Note 3) 2,630
Other 10,813
Total expenses before fees waived and expenses reimbursed 3,164,245
Investment advisory fees waived (Note 3) (164,025)
Expenses reimbursed by adviser (Note 3) (63)
Net Expenses 3,000,157
NET INVESTMENT INCOME 23,786,298
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities 490
Expiration or closing of futures contracts (Note 2) —
Settlement of forward foreign currency contracts (Note 2) —
Foreign currency transactions (Note 2) —
TBA Sale Commitments (Note 2) —
Expiration or closing of swap contracts (Note 2) —
Net realized gains (losses) 490
Net change in unrealized appreciation/depreciation in the value of:
Investment securities —
Futures contracts (Note 2) —
Forward foreign currency contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Swap contracts (Note 2) —
Net change in unrealized appreciation/depreciation —
Net realized/unrealized gains (losses) 490
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 23,786,788
(a) For the period from December 5, 2024 (commencement of operations) through October 31, 2025.
(b) Excludes unrealized depreciation of $15,055,097 from the merger (Note 11).

Fixed Income Funds - For the Year Ended October 31, 2025 - Statements of Operations - 59
Nationwide Inflation-
Protected Securities Fund
Nationwide Invesco Core
Plus Bond Fund
Nationwide Loomis Core
Bond Fund
Nationwide Loomis Short
Term Bond Fund
$ 7,098,553 $ 4,761,282 $ 37,679,019 $ 4,864,672
777 2,507 55,708 10,903
— (197) — —
7,099,330 4,763,592 37,734,727 4,875,575
400,376 431,741 3,111,441 342,314
94,067 92,380 278,221 79,807
24,414 23,325 35,455 42,536
— — — —
17,001 10,263 8,509 17,014
— — 10,169 (a) —
26,247 6,512 792,589 8,462
— — — —
— — — —
46,361 50,018 77,365 48,284
62,298 64,714 118,242 63,342
2,150 12,700 12,449 7,675
6,081 3,914 28,645 3,689
5,653 30,963 29,868 4,016
12,004 16,318 49,321 21,240
688 412 3,211 423
4,693 6,856 10,482 3,638
702,033 750,116 4,565,967 642,440
— — — (19,559)
(153,607) (250,318) (943,312) (134,136)
548,426 499,798 3,622,655 488,745
6,550,904 4,263,794 34,112,072 4,386,830
(1,227,004) (12,892,233) (3,219,075) 428,204
247,831 (2,687,986) (2,734,604) 13,743
— 948,482 — —
— (17,115) — —
— — 7,656 —
— 655,456 — —
(979,173) (13,993,396) (5,946,023) 441,947
3,355,435 17,318,672 19,713,241 (b) 651,078
5,576 2,678,313 2,315,280 (47,798)
— (782,132) — —
— (19,714) — —
— (262,930) — —
3,361,011 18,932,209 22,028,521 603,280
2,381,838 4,938,813 16,082,498 1,045,227
$ 8,932,742 $ 9,202,607 $ 50,194,570 $ 5,432,057

The accompanying notes are an integral part of these financial statements.
60 - Statements of Changes in Net Assets - October 31, 2025 - Fixed Income Funds
Nationwide Government Money Market Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
OPERATIONS:
Net investment income $ 23,786,298 $ 28,165,340
Net realized gains (losses) 490 —
Net change in unrealized appreciation/depreciation — (282)
Change in net assets resulting from operations 23,786,788 28,165,058
Distributions to Shareholders From:
Distributable earnings:
Class A — —
Class R6 (8,262,756) (10,224,846)
Institutional Service Class — —
Investor (15,472,724) (17,871,571)
Service Class (50,818) (68,922)
Change in net assets from shareholder distributions (23,786,298) (28,165,339)
Change in net assets from capital transactions (9,499,306) 59,833,437
Change in net assets (9,498,816) 59,833,156
Net Assets:
Beginning of year 615,986,393 556,153,237
End of year $ 606,487,577 $ 615,986,393
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ — $ —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class A Shares — —
Class R6 Shares
Proceeds from shares issued 105,662,856 104,368,834
Dividends reinvested 8,262,426 10,224,534
Cost of shares redeemed (114,279,075) (102,110,662)
Total Class R6 Shares (353,793) 12,482,706
Institutional Service Class Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Institutional Service Class Shares — —
Investor Shares
Proceeds from shares issued 126,801,135 128,110,909
Dividends reinvested 15,420,147 17,807,306
Cost of shares redeemed (151,531,946) (98,333,535)
Total Investor Shares (9,310,664) 47,584,680
Service Class Shares
Proceeds from shares issued 1,326,760 1,362,068
Dividends reinvested 50,818 68,922
Cost of shares redeemed (1,212,427) (1,664,939)
Total Service Class Shares 165,151 (233,949)
Change in net assets from capital transactions $ (9,499,306) $ 59,833,437

Fixed Income Funds - October 31, 2025 - Statements of Changes in Net Assets - 61
Nationwide Inflation-Protected Securities
Fund Nationwide Invesco Core Plus Bond Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Year Ended
October 31, 2025
Year Ended
October 31, 2024
$ 6,550,904 $ 6,317,435 $ 4,263,794 $ 23,348,462
(979,173) (3,222,242) (13,993,396) (16,846,648)
3,361,011 11,743,460 18,932,209 64,349,144
8,932,742 14,838,653 9,202,607 70,850,958
(372,045) (338,231) (53,842) (407,982)
(5,190,711) (6,147,651) (1,691,949) (22,919,155)
(613,816) (697,716) (32,075) (234,216)
— — — —
— — — —
(6,176,572) (7,183,598) (1,777,866) (23,561,353)
(11,552,224) (24,887,809) (216,200,299) (236,500,816)
(8,796,054) (17,232,754) (208,775,558) (189,211,211)
167,745,427 184,978,181 350,854,083 540,065,294
$ 158,949,373 $ 167,745,427 $ 142,078,525 $ 350,854,083
$ 3,859,321 $ 1,261,078 $ 377,455 $ 81,235
368,102 334,291 51,927 394,535
(2,001,418) (2,175,734) (1,562,745) (1,736,184)
2,226,005 (580,365) (1,133,363) (1,260,414)
17,535,841 6,861,450 128,940,434 5,678,356
5,190,711 6,147,651 1,490,451 22,915,571
(35,852,158) (34,773,727) (348,262,852) (263,858,808)
(13,125,606) (21,764,626) (217,831,967) (235,264,881)
3,215,093 1,089,988 6,179,749 1,570,858
599,832 679,770 31,697 231,385
(4,467,548) (4,312,576) (3,446,415) (1,777,764)
(652,623) (2,542,818) 2,765,031 24,479
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
$ (11,552,224) $ (24,887,809) $ (216,200,299) $ (236,500,816)

The accompanying notes are an integral part of these financial statements.
62 - Statements of Changes in Net Assets - October 31, 2025 - Fixed Income Funds
Nationwide Government Money Market Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
SHARE TRANSACTIONS:
Class A Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class A Shares — —
Class R6 Shares
Issued 105,662,856 104,368,834
Reinvested 8,262,426 10,224,534
Redeemed (114,279,076) (102,110,662)
Total Class R6 Shares (353,794) 12,482,706
Institutional Service Class Shares
Issued — —
Reinvested — —
Redeemed — —
Total Institutional Service Class Shares — —
Investor Shares
Issued 126,801,135 128,110,909
Reinvested 15,420,147 17,807,306
Redeemed (151,531,947) (98,333,534)
Total Investor Shares (9,310,665) 47,584,681
Service Class Shares
Issued 1,326,759 1,362,069
Reinvested 50,819 68,922
Redeemed (1,212,426) (1,664,940)
Total Service Class Shares 165,152 (233,949)
Total change in shares (9,499,307) 59,833,438

Fixed Income Funds - October 31, 2025 - Statements of Changes in Net Assets - 63
Nationwide Inflation-Protected Securities
Fund Nationwide Invesco Core Plus Bond Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Year Ended
October 31, 2025
Year Ended
October 31, 2024
429,706 141,728 40,443 9,072
41,238 37,780 5,783 44,185
(223,583) (244,737) (173,693) (194,424)
247,361 (65,229) (127,467) (141,167)
1,944,018 760,000 14,120,879 634,414
577,189 688,753 165,618 2,564,633
(3,973,986) (3,898,304) (38,648,007) (28,739,298)
(1,452,779) (2,449,551) (24,361,510) (25,540,251)
356,091 121,246 675,769 175,692
66,693 76,232 3,530 25,879
(495,358) (482,672) (375,634) (199,276)
(72,574) (285,194) 303,665 2,295
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
(1,277,992) (2,799,974) (24,185,312) (25,679,123)

The accompanying notes are an integral part of these financial statements.
64 - Statements of Changes in Net Assets - October 31, 2025 - Fixed Income Funds
Nationwide Loomis Core Bond Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
OPERATIONS:
Net investment income $ 34,112,072 $ 21,936,109
Net realized gains (losses) (5,946,023) 4,476,271
Net change in unrealized appreciation/depreciation 22,028,521 25,309,186
Change in net assets resulting from operations 50,194,570 51,721,566
Distributions to Shareholders From:
Distributable earnings:
Class A (598,628) (454,003)
Class C(a) — (11,064)
Class R6 (19,771,489) (10,956,442)
Eagle Class (645,760) (b) —
Institutional Service Class (13,259,452) (12,835,035)
Change in net assets from shareholder distributions (34,275,329) (24,256,544)
Change in net assets from capital transactions 343,362,891 169,675,930
Change in net assets 359,282,132 197,140,952
Net Assets:
Beginning of year 583,105,661 385,964,709
End of year $ 942,387,793 $ 583,105,661

Fixed Income Funds - October 31, 2025 - Statements of Changes in Net Assets - 65
Nationwide Loomis Short Term Bond Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
$ 4,386,830 $ 5,368,105
441,947 759,803
603,280 2,812,319
5,432,057 8,940,227
(718,156) (767,848)
— (10,732)
(3,276,835) (4,173,073)
— —
(396,705) (420,953)
(4,391,696) (5,372,606)
1,403,210 (37,891,182)
2,443,571 (34,323,561)
99,084,946 133,408,507
$ 101,528,517 $ 99,084,946

The accompanying notes are an integral part of these financial statements.
66 - Statements of Changes in Net Assets - October 31, 2025 - Fixed Income Funds
Nationwide Loomis Core Bond Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 732,054 $ 955,584
Proceeds from shares issued from merger (Note 11) 7,037,832 —
Proceeds from shares issued from class conversion (Note 1)(a) — 21,416
Dividends reinvested 564,214 429,266
Cost of shares redeemed (3,350,607) (1,165,745)
Total Class A Shares 4,983,493 240,521
Class C Shares
Proceeds from shares issued — 3,340
Dividends reinvested — 10,266
Cost of shares redeemed in class conversion (Note 1)(a) — (21,416)
Cost of shares redeemed — (782,889)
Total Class C Shares — (790,699)
Class R6 Shares
Proceeds from shares issued 136,149,851 147,629,607
Proceeds from shares issued from merger (Note 11) 237,113,981 —
Dividends reinvested 19,771,489 10,954,986
Cost of shares redeemed (73,697,953) (50,665,782)
Total Class R6 Shares 319,337,368 107,918,811
Eagle Class Shares
Proceeds from shares issued 1,395,525 (b) —
Proceeds from shares issued from merger (Note 11) 21,129,209 (b) —
Dividends reinvested 636,839 (b) —
Cost of shares redeemed (2,372,356) (b) —
Total Eagle Class Shares 20,789,217 (b) —
Institutional Service Class Shares
Proceeds from shares issued 42,485,221 82,831,210
Dividends reinvested 13,258,927 12,834,062
Cost of shares redeemed (57,491,335) (33,357,975)
Total Institutional Service Class Shares (1,747,187) 62,307,297
Change in net assets from capital transactions $ 343,362,891 $ 169,675,930

Fixed Income Funds - October 31, 2025 - Statements of Changes in Net Assets - 67
Nationwide Loomis Short Term Bond Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
$ 2,488,755 $ 2,892,626
— —
— 2,189
692,899 737,686
(2,859,934) (4,301,118)
321,720 (668,617)
— 130,780
— 9,641
— (2,189)
— (1,148,691)
— (1,010,459)
17,162,298 4,210,970
— —
3,276,811 4,173,073
(16,890,441) (44,075,931)
3,548,668 (35,691,888)
— —
— —
— —
— —
— —
3,657,599 2,661,418
394,953 417,824
(6,519,730) (3,599,460)
(2,467,178) (520,218)
$ 1,403,210 $ (37,891,182)

The accompanying notes are an integral part of these financial statements.
68 - Statements of Changes in Net Assets - October 31, 2025 - Fixed Income Funds
Nationwide Loomis Core Bond Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
SHARE TRANSACTIONS:
Class A Shares
Issued 79,155 103,968
Issued in merger (Note 11) 764,310 —
Issued in class conversion (Note 1)(a) — 2,321
Reinvested 60,700 46,388
Redeemed (361,223) (125,738)
Total Class A Shares 542,942 26,939
Class C Shares
Issued — 359
Reinvested — 1,113
Redeemed in class conversion (Note 1)(a) — (2,336)
Redeemed — (85,796)
Total Class C Shares — (86,660)
Class R6 Shares
Issued 14,409,907 16,040,861
Issued in merger (Note 11) 25,242,765 —
Reinvested 2,083,870 1,160,193
Redeemed (7,794,517) (5,451,692)
Total Class R6 Shares 33,942,025 11,749,362
Eagle Class Shares
Issued 146,682 (b) —
Issued in merger (Note 11) 2,249,544 (b) —
Reinvested 67,058 (b) —
Redeemed (249,917) (b) —
Total Eagle Class Shares 2,213,367 (b) —
Institutional Service Class Shares
Issued 4,497,498 8,867,218
Reinvested 1,399,080 1,358,808
Redeemed (6,084,445) (3,536,281)
Total Institutional Service Class Shares (187,867) 6,689,745
Total change in shares 36,510,467 18,379,386
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)
(b) For the period from December 5, 2024 (commencement of operations) through October 31, 2025.

Fixed Income Funds - October 31, 2025 - Statements of Changes in Net Assets - 69
Nationwide Loomis Short Term Bond Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
249,718 294,556
— —
— 224
69,401 74,819
(286,983) (437,040)
32,136 (67,441)
— 13,223
— 969
— (221)
— (115,465)
— (101,494)
1,717,936 426,624
— —
327,583 422,734
(1,694,544) (4,489,464)
350,975 (3,640,106)
— —
— —
— —
— —
— —
366,778 269,440
39,510 42,313
(652,832) (363,912)
(246,544) (52,159)
136,567 (3,861,200)

70 - Financial Highlights - October 31, 2025 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Government Money Market Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(c)(d)
Class R6 Shares
10/31/2025 $ 1.00 $ 0.04 $ — $ 0.04 $ (0.04) $ — $ (0.04) $ 1.00 4.06% $ 215,492 0.43% 3.98% 0.45%
10/31/2024 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 5.03% 215,845 0.43% 4.91% 0.46%
10/31/2023 1.00 0.04 — 0.04 (0.04) — (0.04) 1.00 4.50% 203,363 0.43% 4.41% 0.46%
10/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 0.71% 213,132 0.30% 0.70% 0.48%
10/31/2021 1.00 — — — — — — 1.00 —% 218,056 0.08% —% 0.48%
Investor Shares
10/31/2025 1.00 0.04 — 0.04 (0.04) — (0.04) 1.00 3.95% 389,629 0.53% 3.88% 0.55%
10/31/2024 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 4.92% 398,940 0.53% 4.81% 0.56%
10/31/2023 1.00 0.04 — 0.04 (0.04) — (0.04) 1.00 4.40% 351,355 0.53% 4.32% 0.56%
10/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 0.66% 347,101 0.35% 0.66% 0.58%
10/31/2021 1.00 — — — — — — 1.00 —% 338,228 0.08% —% 0.58%
Service Class Shares
10/31/2025 1.00 0.04 — 0.04 (0.04) — (0.04) 1.00 3.75% 1,366 0.72% 3.69% 0.75%
10/31/2024 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 4.72% 1,201 0.72% 4.62% 0.76%
10/31/2023 1.00 0.04 — 0.04 (0.04) — (0.04) 1.00 4.20% 1,435 0.72% 4.07% 0.76%
10/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 0.57% 1,895 0.46% 0.60% 0.78%
10/31/2021 1.00 — — — — — — 1.00 —% 1,500 0.08% —% 0.78%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

Fixed Income Funds - October 31, 2025 - Financial Highlights - 71
The accompanying notes are an integral part of these financial statements.
Nationwide Inflation-Protected Securities Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2025 $ 8.91 $ 0.33 $ 0.14 $ 0.47 $ (0.32) $ — $ (0.32) $ 9.06 5.38% $ 11,266 0.72% 3.73% 0.82% 11.39%
10/31/2024 8.55 0.28 0.41 0.69 (0.33) — (0.33) 8.91 8.17% 8,873 0.72% 3.18% 0.79% 31.07%
10/31/2023 8.92 0.34 (0.41) (0.07) (0.30) — (0.30) 8.55 (0.86)% 9,069 0.73% 3.76% 0.78% 24.68%
10/31/2022 11.15 0.61 (1.90) (1.29) (0.81) (0.13) (0.94) 8.92 (12.32)% 9,769 0.72% 6.00% 0.78% 44.89%
10/31/2021 10.77 0.37 0.25 0.62 (0.24) — (0.24) 11.15 5.79% 11,747 0.71% 3.38% 0.77% 17.65%
Class R6 Shares
10/31/2025 8.99 0.37 0.15 0.52 (0.36) — (0.36) 9.15 5.89% 130,997 0.30% 4.13% 0.40% 11.39%
10/31/2024 8.62 0.33 0.41 0.74 (0.37) — (0.37) 8.99 8.67% 141,819 0.30% 3.63% 0.37% 31.07%
10/31/2023 9.00 0.38 (0.42) (0.04) (0.34) — (0.34) 8.62 (0.54)% 157,102 0.30% 4.20% 0.36% 24.68%
10/31/2022 11.24 0.65 (1.90) (1.25) (0.86) (0.13) (0.99) 9.00 (11.93)% 169,480 0.30% 6.37% 0.36% 44.89%
10/31/2021 10.86 0.42 0.25 0.67 (0.29) — (0.29) 11.24 6.26% 219,568 0.30% 3.83% 0.36% 17.65%
Institutional Service Class Shares
10/31/2025 8.98 0.36 0.14 0.50 (0.34) — (0.34) 9.14 5.72% 16,687 0.46% 3.99% 0.56% 11.39%
10/31/2024 8.61 0.30 0.42 0.72 (0.35) — (0.35) 8.98 8.49% 17,053 0.48% 3.38% 0.54% 31.07%
10/31/2023 8.99 0.37 (0.42) (0.05) (0.33) — (0.33) 8.61 (0.69)% 18,807 0.45% 4.04% 0.51% 24.68%
10/31/2022 11.23 0.64 (1.91) (1.27) (0.84) (0.13) (0.97) 8.99 (12.07)% 20,720 0.45% 6.22% 0.51% 44.89%
10/31/2021 10.85 0.41 0.24 0.65 (0.27) — (0.27) 11.23 6.08% 27,080 0.45% 3.72% 0.51% 17.65%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

72 - Financial Highlights - October 31, 2025 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Invesco Core Plus Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2025 $ 8.94 $ 0.38 $ 0.15 $ 0.53 $ (0.05) $ — $ (0.05) $ 9.42 5.94% $ 9,306 0.84% 4.26% 1.52% 425.76%
10/31/2024 8.32 0.35 0.62 0.97 (0.35) — (0.35) 8.94 11.72% 9,971 0.86% 3.89% 0.90% 108.76%
10/31/2023 8.54 0.32 (0.21) 0.11 (0.33) — (0.33) 8.32 1.10% 10,449 0.81% 3.63% 0.85% 44.23%
10/31/2022 10.54 0.22 (1.89) (1.67) (0.24) (0.09) (0.33) 8.54 (16.23)% 10,771 0.81% 2.31% 0.84% 103.72%
10/31/2021 10.80 0.18 (0.04) 0.14 (0.21) (0.19) (0.40) 10.54 1.31% 16,089 0.81% 1.69% 0.82% 102.88%
Class R6 Shares
10/31/2025 8.95 0.41 0.15 0.56 (0.05) — (0.05) 9.46 6.31%(g) 124,139 0.48% 4.46% 0.66% 425.76%
10/31/2024 8.32 0.38 0.63 1.01 (0.38) — (0.38) 8.95 12.26% 335,424 0.48% 4.27% 0.51% 108.76%
10/31/2023 8.54 0.35 (0.21) 0.14 (0.36) — (0.36) 8.32 1.43% 524,558 0.48% 3.97% 0.51% 44.23%
10/31/2022 10.55 0.25 (1.90) (1.65) (0.27) (0.09) (0.36) 8.54 (16.04)% 537,588 0.48% 2.61% 0.51% 103.72%
10/31/2021 10.81 0.22 (0.04) 0.18 (0.25) (0.19) (0.44) 10.55 1.65% 1,020,063 0.48% 2.02% 0.49% 102.88%
Institutional Service Class Shares
10/31/2025 8.95 0.41 0.14 0.55 (0.05) — (0.05) 9.45 6.18% 8,633 0.58% 4.51% 1.17% 425.76%
10/31/2024 8.32 0.37 0.63 1.00 (0.37) — (0.37) 8.95 12.15% 5,458 0.58% 4.15% 0.61% 108.76%
10/31/2023 8.55 0.34 (0.22) 0.12 (0.35) — (0.35) 8.32 1.21% 5,058 0.58% 3.84% 0.62% 44.23%
10/31/2022 10.55 0.25 (1.90) (1.65) (0.26) (0.09) (0.35) 8.55 (15.99)% 6,669 0.53% 2.56% 0.56% 103.72%
10/31/2021 10.81 0.21 (0.04) 0.17 (0.24) (0.19) (0.43) 10.55 1.60% 11,153 0.53% 1.97% 0.54% 102.88%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Fixed Income Funds - October 31, 2025 - Financial Highlights - 73
The accompanying notes are an integral part of these financial statements.
Nationwide Loomis Core Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2025 $ 9.27 $ 0.39 $ 0.14 $ 0.53 $ (0.39) $ — $ (0.39) $ 9.41 5.86% $ 15,325 0.66% 4.20% 0.79% 144.82%
10/31/2024 8.74 0.37 0.58 0.95 (0.38) (0.04) (0.42) 9.27 10.98% 10,062 0.78% 4.06% 0.79% 143.41%
10/31/2023 8.96 0.27 (0.20) 0.07 (0.27) (0.02) (0.29) 8.74 0.64% 9,253 0.80% 2.96% 0.80% 267.27%
10/31/2022 10.98 0.17 (1.90) (1.73) (0.18) (0.11) (0.29) 8.96 (16.00)% 10,457 0.79% 1.74% 0.79% 342.05%
10/31/2021 11.52 0.12 (0.13) (0.01) (0.14) (0.39) (0.53) 10.98 (0.14)% 13,647 0.80% 1.11% 0.80% 222.10%
Class R6 Shares
10/31/2025 9.45 0.42 0.15 0.57 (0.42) — (0.42) 9.60 6.17% 582,050 0.35% 4.40% 0.47% 144.82%
10/31/2024 8.91 0.40 0.58 0.98 (0.40) (0.04) (0.44) 9.45 11.21% 252,379 0.46% 4.28% 0.47% 143.41%
10/31/2023 9.13 0.30 (0.20) 0.10 (0.30) (0.02) (0.32) 8.91 0.92% 133,235 0.48% 3.20% 0.48% 267.27%
10/31/2022 11.19 0.21 (1.94) (1.73) (0.22) (0.11) (0.33) 9.13 (15.80)% 145,639 0.47% 2.02% 0.47% 342.05%
10/31/2021 11.74 0.16 (0.14) 0.02 (0.18) (0.39) (0.57) 11.19 0.08% 184,051 0.47% 1.39% 0.47% 222.10%
Eagle Class Shares
10/31/2025(g) 9.54 0.37 0.06 0.43 (0.37) — (0.37) 9.60 4.68% 21,244 0.42% 4.30% 0.54% 144.82%
Institutional Service Class Shares
10/31/2025 9.45 0.39 0.16 0.55 (0.40) — (0.40) 9.60 5.91% 323,768 0.60% 4.17% 0.72% 144.82%
10/31/2024 8.92 0.38 0.57 0.95 (0.38) (0.04) (0.42) 9.45 10.81% 320,665 0.71% 4.03% 0.72% 143.41%
10/31/2023 9.13 0.27 (0.18) 0.09 (0.28) (0.02) (0.30) 8.92 0.79%(h) 242,725 0.73% 2.90% 0.73% 267.27%
10/31/2022 11.19 0.18 (1.94) (1.76) (0.19) (0.11) (0.30) 9.13 (16.02)%(h) 305,778 0.72% 1.75% 0.72% 342.05%
10/31/2021 11.74 0.13 (0.14) (0.01) (0.15) (0.39) (0.54) 11.19 (0.17)% 409,776 0.72% 1.15% 0.72% 222.10%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from December 5, 2024 (commencement of operations) through October 31, 2025. Total return is calculated based on inception date of December 4,
2024 through October 31, 2025.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

74 - Financial Highlights - October 31, 2025 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Loomis Short Term Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2025 $ 9.93 $ 0.42 $ 0.10 $ 0.52 $ (0.42) $ — $ (0.42) $ 10.03 5.35% $ 17,426 0.78% 4.22% 0.94% 199.42%
10/31/2024 9.63 0.43 0.30 0.73 (0.43) — (0.43) 9.93 7.70% 16,920 0.78% 4.36% 0.90% 251.90%
10/31/2023 9.51 0.34 0.13 0.47 (0.35) — (0.35) 9.63 4.95% 17,067 0.79% 3.56% 0.85% 227.46%
10/31/2022 10.27 0.16 (0.75) (0.59) (0.17) — (0.17) 9.51 (5.81)% 18,233 0.80% 1.65% 0.85% 172.73%
10/31/2021 10.33 0.12 (0.05) 0.07 (0.13) — (0.13) 10.27 0.64% 20,441 0.80% 1.18% 0.85% 156.80%
Class R6 Shares
10/31/2025 9.94 0.45 0.12 0.57 (0.46) — (0.46) 10.05 5.81% 77,717 0.43% 4.55% 0.59% 199.42%
10/31/2024 9.65 0.46 0.29 0.75 (0.46) — (0.46) 9.94 7.95% 73,397 0.43% 4.71% 0.54% 251.90%
10/31/2023 9.53 0.38 0.12 0.50 (0.38) — (0.38) 9.65 5.30% 106,340 0.44% 3.90% 0.50% 227.46%
10/31/2022 10.28 0.20 (0.75) (0.55) (0.20) — (0.20) 9.53 (5.38)% 115,687 0.45% 1.98% 0.50% 172.73%
10/31/2021 10.35 0.16 (0.07) 0.09 (0.16) — (0.16) 10.28 0.88% 151,365 0.45% 1.52% 0.50% 156.80%
Institutional Service Class Shares
10/31/2025 9.94 0.45 0.11 0.56 (0.45) — (0.45) 10.05 5.71% 6,386 0.53% 4.48% 0.68% 199.42%
10/31/2024 9.65 0.46 0.29 0.75 (0.46) — (0.46) 9.94 7.88% 8,768 0.50% 4.63% 0.62% 251.90%
10/31/2023 9.53 0.36 0.13 0.49 (0.37) — (0.37) 9.65 5.18% 9,011 0.55% 3.72% 0.61% 227.46%
10/31/2022 10.28 0.19 (0.74) (0.55) (0.20) — (0.20) 9.53 (5.42)% 13,515 0.49% 1.92% 0.54% 172.73%
10/31/2021 10.35 0.15 (0.06) 0.09 (0.16) — (0.16) 10.28 0.84% 18,047 0.49% 1.48% 0.54% 156.80%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Fixed Income Funds - October 31, 2025 - Notes to Financial Statements - 75
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of October 31, 2025, the Trust operates forty-five (45) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Government Money Market Fund (“Government Money Market”)
Nationwide Inflation-Protected Securities Fund (“Inflation-Protected Securities”)
Nationwide Invesco Core Plus Bond Fund (formerly, Nationwide BNY Mellon Core Plus Bond Fund) (“Core Plus
Bond”)
Nationwide Loomis Core Bond Fund (“Core Bond”)
Nationwide Loomis Short Term Bond Fund (“Short Term Bond”)
The Funds, as applicable, currently offer Class A, Class R6, Eagle Class, Institutional Service Class, Investor Class and Service
Class shares. Effective February 12, 2024, Class C shares converted to Class A shares for Bond, Core Bond and Short Term
Bond. Accordingly, the Funds no longer accept purchase orders from any investor for Class C shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Government Money Market seeks to maintain a stable price of $1.00 per share by using the amortized cost method of valuation to value portfolio securities. Government Money Market invests primarily in a portfolio of U.S. government securities and repurchase agreements that are collateralized fully by cash or U.S. government securities, and which mature in 397 calendar days or less, with certain exceptions permitted by applicable regulations. U.S. Government securities are debt securities issued and/or guaranteed as to principal and interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. Government Money Market will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Government Money Market operates as a "Government Money Market Fund," as defined in Rule 2a-7 under the 1940 Act. This means that Government Money Market invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by U.S. government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, Government Money Market invests at least
80% of its net assets, excluding cash, in U.S. government securities and repurchase agreements that are fully collateralized by
U.S. government securities.
Government Money Market does not currently intend to impose liquidity fees or redemption gates on shareholder redemptions.
However, the Board of Trustees of the Trust (“Board of Trustees”) may reserve the ability to subject Government Money Market to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders. Because Government Money Market invests in short-term securities, Government Money Market’s subadviser generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.
Each Fund is a diversified fund, as defined in the 1940 Act.
Effective January 17, 2025, the Nationwide BNY Mellon Core Plus Bond ESG Fund was renamed "Nationwide BNY Mellon Core
Plus Bond Fund".
Effective May 12, 2025, the Nationwide BNY Mellon Core Plus Bond Fund was renamed "Nationwide Invesco Core Plus Bond
Fund".
Eagle Class of Core Bond commenced operations on December 5, 2024.

76 - Notes to Financial Statements - October 31, 2025 - Fixed Income Funds
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees,
NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and

Fixed Income Funds - October 31, 2025 - Notes to Financial Statements - 77
type; (ii) indications as to values from dealers; and (iii) general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.
Securities held by Government Money Market are valued at amortized cost, which approximates fair value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. Government Money Market’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S.
dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of October 31, 2025. Please refer to the Statements of Investments for additional information on portfolio holdings.
Government Money Market
Level 1 Level 2 Level 3 Total
Assets:
Repurchase Agreements $ – $ 190,000,000 $ – $ 190,000,000
U.S. Government Agency Securities – 102,201,443 – 102,201,443
U.S. Treasury Obligations – 312,926,698 – 312,926,698
Total $ – $ 605,128,141 $ – $ 605,128,141

78 - Notes to Financial Statements - October 31, 2025 - Fixed Income Funds
Inflation-Protected Securities
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 10,283,963 $ – $ 10,283,963
Collateralized Mortgage Obligations – 1,075,726 – 1,075,726
Futures Contracts# 8,500 – – 8,500
Mortgage-Backed Securities – 1,435,445 – 1,435,445
Repurchase Agreement – 1,074,900 – 1,074,900
U.S. Government Agency Security – 7,268,588 – 7,268,588
U.S. Treasury Obligations – 137,342,001 – 137,342,001
Total $ 8,500 $ 158,480,623 $ – $ 158,489,123
Core Plus Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 23,357,589 $ – $ 23,357,589
Collateralized Mortgage Obligations – 10,316,660 – 10,316,660
Commercial Mortgage-Backed Securities – 8,903,238 – 8,903,238
Convertible Bonds – 779,989 – 779,989
Corporate Bonds – 60,972,060 – 60,972,060
Foreign Government Securities – 4,503,254 – 4,503,254
Futures Contracts# 241,920 – – 241,920
Mortgage-Backed Securities – 30,293,695 – 30,293,695
Repurchase Agreements – 7,053,555 – 7,053,555
Short-Term Investment – 966,956 – 966,956
U.S. Treasury Obligations – 3,712,652 – 3,712,652
Total Assets $ 241,920 $ 150,859,648 $ – $ 151,101,568
Liabilities:
Futures Contracts# $ (94,044) $ – $ – $ (94,044)
Total Liabilities $ (94,044) $ – $ – $ (94,044)
Total $ 147,876 $ 150,859,648 $ – $ 151,007,524
Core Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 104,113,103 $ – $ 104,113,103
Collateralized Mortgage Obligations – 5,891,983 – 5,891,983
Commercial Mortgage-Backed Securities – 32,913,938 – 32,913,938
Corporate Bonds – 352,408,686 – 352,408,686
Foreign Government Security – 1,373,900 – 1,373,900
Futures Contracts# 773,810 – – 773,810
Mortgage-Backed Securities – 187,814,228 – 187,814,228
Municipal Bonds – 854,435 – 854,435
Repurchase Agreements – 46,046,060 – 46,046,060
Short-Term Investment – 2,927,450 – 2,927,450
U.S. Government Agency Security – 4,578,626 – 4,578,626
U.S. Treasury Obligations – 236,148,519 – 236,148,519
Total Assets $ 773,810 $ 975,070,928 $ – $ 975,844,738
Liabilities:
Futures Contracts# $ (94,306) $ – $ – $ (94,306)
Total Liabilities $ (94,306) $ – $ – $ (94,306)
Total $ 679,504 $ 975,070,928 $ – $ 975,750,432

Fixed Income Funds - October 31, 2025 - Notes to Financial Statements - 79
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of October 31, 2025, Funds that had overdrawn balances were as follows:
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the
Short Term Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 23,855,071 $ – $ 23,855,071
Collateralized Mortgage Obligations – 193,371 – 193,371
Commercial Mortgage-Backed Securities – 5,093,593 – 5,093,593
Corporate Bonds – 52,113,104 – 52,113,104
Futures Contracts# 7,076 – – 7,076
Mortgage-Backed Securities – 238,528 – 238,528
Municipal Bond – 86,504 – 86,504
Repurchase Agreements – 9,399,995 – 9,399,995
Short-Term Investment – 253,956 – 253,956
U.S. Treasury Obligations – 17,766,399 – 17,766,399
Total Assets $ 7,076 $ 109,000,521 $ – $ 109,007,597
Liabilities:
Futures Contracts# $ (4,364) $ – $ – $ (4,364)
Total Liabilities $ (4,364) $ – $ – $ (4,364)
Total $ 2,712 $ 109,000,521 $ – $ 109,003,233
#
Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
Fund
Foreign Currency
Amount (USD)
Core Plus Bond $ 230,902

80 - Notes to Financial Statements - October 31, 2025 - Fixed Income Funds
portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When a Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-
market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When a Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that a Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' written options contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value," in a table in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written," as applicable.

Fixed Income Funds - October 31, 2025 - Notes to Financial Statements - 81
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities of unaffiliated issuers, at value,” in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities of unaffiliated issuers” and “Net change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers," as applicable.
As of October 31, 2025, the Funds had no open option contracts.
(e) Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the initiation period are included in the Statements of Assets and Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, as applicable.
These upfront premiums are amortized and accreted daily and are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a
Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, a
Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an

82 - Notes to Financial Statements - October 31, 2025 - Fixed Income Funds
equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of October 31, 2025 are disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
Interest Rate Swap Contracts — Certain Funds entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The Funds have segregated liquid assets to cover their obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); a Fund will realize a gain or loss upon the payment or receipt of accrued interest. A Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to a Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, a Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of a Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
As of October 31, 2025, the Funds had no open swap contracts.
(f) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.

Fixed Income Funds - October 31, 2025 - Notes to Financial Statements - 83
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
As of October 31, 2025, the Funds had no open forward foreign currency contracts.
(g) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.

84 - Notes to Financial Statements - October 31, 2025 - Fixed Income Funds
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of October 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of October 31, 2025:
Inflation-Protected Securities
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 8,500
Total $ 8,500
Core Plus Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 241,920
Total $ 241,920
Liabilities:
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (94,044)
Total $ (94,044)
Core Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 773,810
Total $ 773,810
Liabilities:
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (94,306)
Total $ (94,306)
Short Term Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 7,076
Total $ 7,076
Liabilities:
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (4,364)
Total $ (4,364)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

Fixed Income Funds - October 31, 2025 - Notes to Financial Statements - 85
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended October 31, 2025:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended October 31, 2025:
Inflation-Protected Securities
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 247,831
Total $ 247,831
Core Plus Bond
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ (22,542)
Interest rate risk 677,998
Forward Foreign Currency Contracts
Currency risk 948,482
Futures Contracts
Interest rate risk (2,687,986)
Total $ (1,084,048)
Core Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ (2,734,604)
Total $ (2,734,604)
Short Term Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 13,743
Total $ 13,743
Inflation-Protected Securities
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ 5,576
Total $ 5,576
Core Plus Bond
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ 230
Interest rate risk (263,160)
Forward Foreign Currency Contracts
Currency risk (782,132)
Futures Contracts
Interest rate risk 2,678,313
Total $ 1,633,251

86 - Notes to Financial Statements - October 31, 2025 - Fixed Income Funds
The following is a summary of the Funds' average volume of derivative instruments held for the year ended October 31, 2025:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of October 31, 2025, the centrally cleared swaps agreements do not provide for a netting arrangement. As of October 31, 2025, certain Funds may have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
Core Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ 2,315,280
Total $ 2,315,280
Short Term Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ (47,798)
Total $ (47,798)
Inflation-Protected Securities
Futures Contracts:
Average Notional Balance Long $ 13,711,692
Core Plus Bond
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 566,531
Average Notional Balance—Sell Protection $ 17,308
Centrally Cleared Interest Rate Swaps:
Average Notional Balance—Pays Fixed rate $ 3,934,865
Centrally Cleared Inflation Linked Swaps:
Average Notional Balance—Pays Float Rate $ 3,739,345
Average Notional Balance—Receives Float Rate $ 3,943,779
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 2,892,811
Average Settlement Value Sold $ 4,932,680
Futures Contracts:
Average Notional Balance Long $ 32,667,050
Average Notional Balance Short $ 13,731,425
Core Bond
Futures Contracts:
Average Notional Balance Long $ 29,687,953
Average Notional Balance Short $ 4,188,314
Short Term Bond
Futures Contracts:
Average Notional Balance Long $ 668,695
Average Notional Balance Short $ 1,841,462

Fixed Income Funds - October 31, 2025 - Notes to Financial Statements - 87
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
(h) TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced,” trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
(i) Securities Lending
During the year ended October 31, 2025, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending (net of fees)”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.

88 - Notes to Financial Statements - October 31, 2025 - Fixed Income Funds
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of October 31, 2025, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of October 31, 2025, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(j) Joint Repurchase Agreements
During the year ended October 31, 2025, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Inflation-Protected Securities $ 1,074,900
Core Plus Bond 7,053,555
Core Bond 46,046,060
Short Term Bond 9,399,995

Fixed Income Funds - October 31, 2025 - Notes to Financial Statements - 89
As of October 31, 2025, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of October 31, 2025, the joint repos on a gross basis were as follows:
CF Secured, LLC, 4.13%, dated 10/31/2025, due 11/3/2025, repurchase price $300,103,250, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 4.88%, maturing 11/30/2025 - 2/15/2055; total market value $306,105,316.
Deutsche Bank Securities, Inc., 4.14%, dated 10/31/2025, due 11/3/2025, repurchase price $197,933,495, collateralized by U.S. Government Treasury Securities, ranging from 3.63% - 5.38%, maturing 2/15/2031 - 2/15/2044; total market value
$201,822,589.
Marex Capital Markets, Inc., 4.24%, dated 10/31/2025, due 11/3/2025, repurchase price $174,061,480, collateralized by U.S.
Government Treasury Securities, ranging from 0.00% - 4.75%, maturing 11/4/2025 - 2/15/2055; total market value $177,542,711.
Santander US Capital Markets, 4.17%, dated 10/31/2025, due 11/3/2025, repurchase price $100,034,750, collateralized by U.S.
Government Agency Securities, ranging from 0.01% - 5.15%, maturing 7/25/2036 - 11/25/2055; total market value $102,035,445.
Inflation-Protected Securities
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,074,900 $ – $ 1,074,900 $ (1,074,900) $ –
Total $ 1,074,900 $ – $ 1,074,900 $ (1,074,900) $ –
Core Plus Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 6,751,358 $ – $ 6,751,358 $ (6,751,358) $ –
Deutsche Bank
Securities, Inc. 302,197 – 302,197 (302,197) –
Total $ 7,053,555 $ – $ 7,053,555 $ (7,053,555) $ –

90 - Notes to Financial Statements - October 31, 2025 - Fixed Income Funds
During the year ended October 31, 2025, Government Money Market, along with another series of Nationwide Variable Insurance
Trust (“NVIT”), pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash through a joint account at JPMorgan, Government Money Market’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-
market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, Government Money Market has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by Government Money Market may be delayed or limited.
Core Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 6,796,595 $ – $ 6,796,595 $ (6,796,595) $ –
Deutsche Bank
Securities, Inc. 7,249,465 – 7,249,465 (7,249,465) –
Marex Capital
Markets, Inc. 15,000,000 – 15,000,000 (15,000,000) –
Santander US Capital
Markets 17,000,000 – 17,000,000 (17,000,000) –
Total $ 46,046,060 $ – $ 46,046,060 $ (46,046,060) $ –
Short Term Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 5,399,995 $ – $ 5,399,995 $ (5,399,995) $ –
Marex Capital
Markets, Inc. 2,000,000 – 2,000,000 (2,000,000) –
Santander US Capital
Markets 2,000,000 – 2,000,000 (2,000,000) –
Total $ 9,399,995 $ – $ 9,399,995 $ (9,399,995) $ –
* As of October 31, 2025, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Fixed Income Funds - October 31, 2025 - Notes to Financial Statements - 91
As of October 31, 2025, Government Money Market’s investment in joint repos was subject to an enforceable netting arrangement.
The Fund’s proportionate holding in joint repos was as follows:
(k) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s Statement of Operations.
As of October 31, 2025, the joint repos on a gross basis were as follows:
Banco Santander SA, 4.17%, dated 10/31/2025, due 11/3/2025, repurchase price $205,071,238, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.25% - 7.50%, maturing 7/31/2026 - 10/15/2060; total market value
$210,446,136.
Canadian Imperial Bank of Commerce, 4.15%, dated 10/31/2025, due 11/3/2025, repurchase price $390,134,875, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 7.00%, maturing 4/30/2026 - 8/15/2055; total market value $397,800,000.
MUFG Securities Ltd., 4.14%, dated 10/31/2025, due 11/3/2025, repurchase price $170,058,650, collateralized by U.S.
Government Treasury Securities, ranging from 0.38% - 4.38%, maturing 1/15/2027 - 8/15/2053; total market value
$173,400,057.
MUFG Securities Ltd., 4.15%, dated 10/31/2025, due 11/3/2025, repurchase price $240,083,000, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 1.46% - 6.50%, maturing 8/26/2026 - 9/1/2055; total market value
$258,563,306.
Government Money Market
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Banco Santander SA $ 65,000,000 $ – $ 65,000,000 $ (65,000,000) $ –
Canadian Imperial
Bank of Commerce 75,000,000 – 75,000,000 (75,000,000) –
MUFG Securities Ltd. 10,000,000 – 10,000,000 (10,000,000) –
MUFG Securities Ltd. 40,000,000 – 40,000,000 (40,000,000) –
Total $ 190,000,000 $ – $ 190,000,000 $ (190,000,000) $ –
* As of October 31, 2025, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

92 - Notes to Financial Statements - October 31, 2025 - Fixed Income Funds
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(l) Distributions to Shareholders
Distributions from net investment income, if any, are declared daily and paid monthly for Government Money Market, Core Bond, and Short Term Bond and declared and paid quarterly for Core Plus Bond and Inflation-Protected Securities. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of October 31, 2025 are primarily attributable to amortization, foreign currency gain/
loss, merger transactions, and treatment of notional principal contracts. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of October 31, 2025 may primarily be attributable to amortization, mark-to-market adjustments on futures, and outstanding wash sale loss deferrals. These reclassifications have no effect upon the NAV of a Fund.
Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended October 31, 2025 were as follows:
Fund Capital
Total
Distributable
Earnings (Loss)
Government Money Market $ – $ –
Inflation-Protected Securities – –
Core Plus Bond – –
Core Bond 38,814,216 (38,814,216)
Short Term Bond – –

Fixed Income Funds - October 31, 2025 - Notes to Financial Statements - 93
(m) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(n) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(o) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of October 31, 2025, the subadviser for each Fund is as follows:
Fund Subadviser
Government Money Market Dreyfus Cash Investment Strategies
Inflation-Protected Securities Nationwide Asset Management, LLC ("NWAM") (a)
Core Plus Bond Invesco Adviser, Inc. (b)
Core Bond Loomis, Sayles & Company, LP ("Loomis")
Short Term Bond Loomis
(a) NWAM is an affiliate of NFA.
(b)  Effective May 12, 2025, Invesco Advisers, Inc. was appointed as the subadviser to the Fund. Effective May 7, 2025 Insight North
America LLC was terminated and ceased serving as subadviser to the Fund.

94 - Notes to Financial Statements - October 31, 2025 - Fixed Income Funds
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended October 31, 2025, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until February 28, 2027.
During the year ended October 31, 2025, the following table provides the waiver of such investment advisory fees by NFA for which
NFA shall not be entitled to later seek recoupment.
For the year ended October 31, 2025, the effective advisory fee rates before and after voluntary advisory fee waivers and expense reimbursements, due to the expense limitation agreement described below, were as follows:
Fund Fee Schedule
Advisory Fee
(annual rate)
Government Money Market Up to $1 billion 0.30%
$1 billion up to $2 billion 0.28%
$2 billion up to $5 billion 0.26%
$5 billion and more 0.24%
Inflation-Protected Securities Up to $1 billion 0.25%
$1 billion and more 0.23%
Core Plus Bond Up to $500 million 0.45%
$500 million up to $1 billion 0.425%
$1 billion up to $1.5 billion 0.40%
$1.5 billion and more 0.39%
Core Bond Up to $250 million 0.41%
$250 million up to $1 billion 0.385%
$1 billion up to $2 billion 0.36%
$2 billion up to $5 billion 0.335%
$5 billion and more 0.31%
Short Term Bond Up to $500 million 0.35%
$500 million up to $1 billion 0.34%
$1 billion up to $3 billion 0.325%
$3 billion up to $5 billion 0.30%
$5 billion up to $10 billion 0.285%
$10 billion and more 0.275%
Fund
Advisory Fee
Waiver
(annual rate)
Government Money Market 0.027%
Short Term Bond 0.02
Fund Amount
Government Money Market $ 164,025
Short Term Bond 19,559
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements *
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Government Money Market 0.30% 0.27% 0.27%
Inflation-Protected Securities 0.25 N/A 0.15
Core Plus Bond 0.45 N/A 0.19
Core Bond 0.39 N/A 0.27
Short Term Bond 0.35 0.33 0.19
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.

Fixed Income Funds - October 31, 2025 - Notes to Financial Statements - 95
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $120,113 during the year ended October 31, 2025.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by a Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until at least February 28, 2027.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of October 31, 2025, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended October 31, 2025, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement, and the Funds have not recorded a commitment or contingent liability.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
Fund Classes
Amount
(annual rate)
Government Money Market R6 0.59%
Investor 0.59
Service 0.75
Inflation-Protected Securities All Classes 0.30
Core Plus Bond All Classes 0.47(a)(b)
Core Bond All Classes 0.35
Short Term Bond All Classes 0.45
(a) Effective May 12, 2025, prior to this the expense limitation rate was 0.49%.
(b) Until February 28, 2027.
Fund
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount
Fiscal Year 2025
Amount Total
Government Money Market $ 143 $ 80 $ 63 $ 286
Inflation-Protected Securities 110,891 121,787 153,607 386,285
Core Plus Bond — — 250,318 250,318
Core Bond — 58,979 943,312 1,002,291
Short Term Bond 72,329 109,068 134,136 315,533
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

96 - Notes to Financial Statements - October 31, 2025 - Fixed Income Funds
For the year ended October 31, 2025, NFM earned an aggregate of $753,874 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
October 31, 2025, the Funds’ aggregate portion of such costs amounted to $7,364.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. Core Plus Bond Class A sales charges range from 0.00% to 4.25%, and Bond, Core Bond, Short Term Bond, and Inflation-Protected Securities Class A sales charges range from 0.00% to 2.25% based on the amount of the purchase. During the year ended October 31, 2025, the Funds imposed aggregate front-end sales charges of $13,066. From these fees, NFD retained a portion amounting to $845.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on
Class A shares for certain redemptions made within 18 months of purchase. Applicable Class A CDSCs are 0.75% for Bond, Core
Plus Bond, and Inflation-Protected Securities and 0.50% for Core Bond and Short Term Bond. During the year ended October 31,
2025, the Funds did not impose CDSCs.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Eagle Class, Institutional Service Class, Investor, and Service Class shares of each
Fund.
Fund
Class A
Shares
Service Class
Shares
Government Money Market N/A 0.15%
Inflation-Protected Securities 0.25% N/A
Core Plus Bond 0.25 N/A
Core Bond 0.25 N/A
Short Term Bond 0.25 N/A
N/A — Not Applicable.

Fixed Income Funds - October 31, 2025 - Notes to Financial Statements - 97
For the year ended October 31, 2025, the effective rates for administrative services fees were as follows:
For the year ended October 31, 2025, each Fund’s total administrative services fees were as follows:
As of October 31, 2025, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated in the following table.
4. Line of Credit and Interfund Lending
The Trust, excluding Government Money Market, and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan,
The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrued interest at the Federal Funds Rate plus the applicable margin. Interest costs, if any, would be shown on the Statements of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each
Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 1, 2026. During the year ended October 31, 2025, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended October 31, 2025, none of the Funds engaged in interfund lending.
Fund Class A Eagle Class
Institutional
Service Class Investor Service Class
Government Money Market N/A N/A N/A 0.10% 0.15%
Inflation-Protected Securities 0.17 % N/A 0.16 % N/A N/A
Core Plus Bond 0.11 N/A 0.10 N/A N/A
Core Bond 0.06 0.07% 0.25 N/A N/A
Short Term Bond 0.10 N/A 0.10 N/A N/A
N/A — Not Applicable.
Fund Amount
Government Money Market $ 400,690
Inflation-Protected Securities 43,248
Core Plus Bond 16,775
Core Bond 811,267
Short Term Bond 25,476
Fund
% of Shares
Outstanding
Owned
Government Money Market 34.99%
Inflation-Protected Securities 85.24
Core Plus Bond 5.04
Core Bond 68.72
Short Term Bond 71.88

98 - Notes to Financial Statements - October 31, 2025 - Fixed Income Funds
5. Investment Transactions
For the year ended October 31, 2025, purchases and sales of securities (excluding short-term securities) were as follows:
For the year ended October 31, 2025, purchases and sales of U.S. Government securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
Fund Purchases
*
Sales
*
Inflation-Protected Securities $ 18,075,790 $ 34,052,222
Core Plus Bond 476,174,223 674,962,951
Core Bond 1,199,202,492 1,120,262,659
Short Term Bond 192,188,440 191,501,236
* Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Inflation-Protected Securities $ 6,628,772 $ 21,805,678
Core Plus Bond 242,721,597 286,551,974
Core Bond 258,333,948 276,911,223
Short Term Bond 81,412,167 78,223,807

Fixed Income Funds - October 31, 2025 - Notes to Financial Statements - 99
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(b) Risks Associated with Bank Loans
The bank loans in which the Funds invest are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the Funds, to increased credit risk.
(c) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(d) Risks Associated with U.S. Government Securities
Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the United
States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there is some risk of default by the issuer. Even if a security is backed by the U.S. Treasury or the full faith and credit of the United States, such guarantee applies only to the timely payment of interest and principal. Neither the U.S. government nor its agencies guarantee the

100 - Notes to Financial Statements - October 31, 2025 - Fixed Income Funds
market value of their securities, and interest rate changes, prepayments and other factors will affect the value of U.S. government securities. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
(e) Risks Associated with Inflation-Protected Securities
Because of their inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. Inflation-protected bonds also normally decline in price when real interest rates (the interest rate minus the current inflation rate) rise. Interest payments on inflation protected securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. The amounts of the Fund’s income distributions are likely to fluctuate considerably more than the income distribution amounts of a typical bond fund. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investments in inflation-protected securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline.
(f) Risks Associated with Low Quality/High Yield Securities
Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax
Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
9. Other
As of October 31, 2025, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
Fund % of Shares
Number of
Accounts
Government Money Market 33.10% 2(a)
Inflation-Protected Securities 24.98 2(a)
Core Plus Bond 83.30 1
Core Bond 40.92 3(a)
Short Term Bond 71.67 3(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.

Fixed Income Funds - October 31, 2025 - Notes to Financial Statements - 101
10. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the year ended October 31, 2025, the Funds did not recapture any brokerage commissions.
11. Mergers
At close of business on February 14, 2025, Nationwide Loomis Core Bond Fund (“Acquiring Fund”) acquired all of the net assets of Nationwide Bond Fund (“Target Fund”), each a series of the Trust, pursuant to a plan of reorganization approved by the Board of Trustees at a meeting held on October 23, 2024. The reorganization of the Target Fund was not required to be approved by the shareholders of the Target Fund. The purpose of the reorganization was to combine funds managed by NFA that had comparable objectives and investment strategies. The reorganization was accomplished by a tax free exchange of 28,256,619 shares of the
Acquiring Fund, valued at $265,281,022, for the assets of the Target Fund. The investment portfolio of the Target Fund, with a fair value of 259,850,990 and identified cost of $274,906,087 at February 14, 2025, was the principal asset acquired by the Acquiring
Fund. The net assets of the Acquiring Fund immediately before the acquisition were 571,646,834. The net assets of the Acquiring
Fund immediately following the acquisition were 836,927,856. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at the then current fair values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shareholders of Class A and Class R6 shares of the Target Fund received a number of shares proportional to their ownership of the corresponding class of the Acquiring Fund. Shareholders of Institutional Service
Class shares of the Target Fund received a number of shares proportional to their ownership of Eagle Class of the Acquiring Fund.
The following are summaries of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/
(Depreciation) immediately before and after each of the reorganizations.
The following pro forma information for the year ended October 31, 2025 is provided as though the reorganizations had been completed on November 1, 2024, the beginning of the annual reporting period for the Fund:
Net investment income (loss) $37,326,861;
Net gains (losses) on investments $(12,019,335);
Net change in unrealized appreciation/depreciation $26,323,311; and
Net increase (decrease) in net assets resulting from operations $51,630,837.
Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statement of Operations since February 14, 2025.
Fund/Class
Shares
Outstanding Net Assets
Net Asset Value
Per Share
Net Unrealized
Appreciation/
(Depreciation)
Target Fund
Nationwide Bond Fund $(15,055,097)
Class A 865,934 $7,037,832 $8.13
Class R6 29,119,290 237,113,981 8.14
Institutional Service Class 2,596,278 21,129,209 8.14
Acquiring Fund
Nationwide Loomis Core Bond Fund $(16,105,018)
Class A
1,052,798 $9,694,260 $9.21
Class R6
26,438,516 248,346,086 9.39
Eagle Class
528 4,957 9.39
After Reorganization
Nationwide Loomis Core Bond Fund $(31,160,115)
Class A
1,817,108 $16,732,092 $9.21
Class R6
51,681,281 485,460,067 9.39
Eagle Class
2,250,071 21,134,166 9.39

102 - Notes to Financial Statements - October 31, 2025 - Fixed Income Funds
12. Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2025 was as follows:
The tax character of distributions paid during the year ended October 31, 2024 was as follows:
As of October 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of October 31, 2025, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Government Money Market $ 23,786,298 $ – $ 23,786,298 $ – $ 23,786,298
Inflation-Protected Securities 6,176,572 – 6,176,572 – 6,176,572
Core Plus Bond 1,777,866 – 1,777,866 – 1,777,866
Core Bond 34,275,329 – 34,275,329 – 34,275,329
Short Term Bond 4,391,696 – 4,391,696 – 4,391,696
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Government Money Market $ 28,165,339 $ – $ 28,165,339 $ – $ 28,165,339
Inflation-Protected Securities 7,183,598 – 7,183,598 – 7,183,598
Core Plus Bond 23,561,353 – 23,561,353 – 23,561,353
Core Bond 24,256,544 – 24,256,544 – 24,256,544
Short Term Bond 5,372,606 – 5,372,606 – 5,372,606
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Other Gains
and Losses
Distributions
Payable
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)*
Total
Accumulated
Earnings
(Deficit)
Government Money Market $ 1,888,036 $ – $ 1,888,036 $ – $ (1,890,587) $ – – (2,551)
Inflation-Protected Securities 888,908 – 888,908 – – (18,775,327) (7,742,896) (25,629,315)
Core Plus Bond 2,814,008 – 2,814,008 31,207 – (85,222,486) 1,104,214 (81,273,057)
Core Bond 1,133,739 – 1,133,739 – (3,416,799) (107,569,975) (13,872,798) (123,725,833)
Short Term Bond 329,340 – 329,340 – (367,943) (8,396,503) (64,645) (8,499,751)
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Government Money Market $ 605,128,141 $ 8,082 $ (8,082) $ –
Inflation-Protected Securities 166,232,019 359,393 (8,102,289) (7,742,896)
Core Plus Bond 149,901,368 1,710,689 (604,533) 1,106,156
Core Bond 989,443,153 10,157,522 (23,850,243) (13,692,721)
Short Term Bond 109,067,878 795,827 (860,472) (64,645)

Fixed Income Funds - October 31, 2025 - Notes to Financial Statements - 103
As of October 31, 2025, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of October 31, 2025.
During the year ended October 31, 2025, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the following amounts.
13. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund Amount
Inflation-Protected Securities $ (18,775,327)
Core Plus Bond (85,222,486)
Core Bond (107,569,975)
Short Term Bond (8,396,503)
Fund Utilized
Short Term Bond $ 371,792

104 - Report of Independent Registered Public Accounting Firm - October 31, 2025 - Fixed Income Funds
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide Government Money Market
Fund, Nationwide Inflation-Protected Securities Fund, Nationwide Invesco Core Plus Bond Fund, Nationwide Loomis
Core Bond Fund and Nationwide Loomis Short Term Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Nationwide
Government Money Market Fund, Nationwide Inflation-Protected Securities Fund, Nationwide Invesco Core Plus Bond Fund,
Nationwide Loomis Core Bond Fund and Nationwide Loomis Short Term Bond Fund (five of the funds constituting Nationwide
Mutual Funds, hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October
31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.

Fixed Income Funds - October 31, 2025 (Unaudited) - Supplemental Information - 105
Other Federal Tax Information
For the year ended October 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2025 Form 1099-DIV.
For the taxable year ended October 31, 2025, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
Fund
Dividends Received
Deduction
Government Money Market – %
Inflation-Protected Securities –
Core Plus Bond 0.18
Core Bond –
Short Term Bond –

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-CFX (12-25)
Call 800-848-0920 to request a paper copy of a summary prospectus, statutory prospectus, Statement of Additional Information
(SAI), or shareholder report. You may also download these documents at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds are distributed by Nationwide Fund Distributors, LLC (NFD), Member FINRA, Columbus, OH. Nationwide
Life Insurance Company, Nationwide Life and Annuity Company, Nationwide Investment Services Corporation and Nationwide
Fund Distributors are separate but affiliated companies. NFD is not affiliated with any subadviser contracted by Nationwide Fund
Advisors, except for Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company .
© 2025 Nationwide

Annual Financial Statements
October 31, 2025
Nationwide Mutual Funds
Equity Funds
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard Technology & Science Fund
Nationwide BNY Mellon Dynamic U.S. Core Fund
Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide GQG US Quality Equity Fund
Nationwide Loomis All Cap Growth Fund
Nationwide WCM Focused Small Cap Fund
IMPORTANT INFORMATION
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by:
- Calling 1-800-848-0920
- Logging into your account at https://www.nationwide.com/personal/investing/mutual-funds/
and choosing ‘Log in’, or by contacting your financial intermediary (such as a broker-dealer or bank).
You can access the full report and other details online at
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/

Nationwide Funds
®
Important Disclosure Information
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or rollover any asset, adopt an investment strategy, retain a specific investment manager, or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://ww w .sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund.
The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted for proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available:
- By calling 800-848-0920
- On the Fund’s website at https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/
- On the SEC’s website at http://www.sec.gov
Funds are required to disclose proxy votes using the issuer’s proxy card language and order, categorize votes by topic, and report shares voted versus shares loaned but not recalled.

Statements of Investments 2
Statements of Assets and Liabilities 30
Statements of Operations 38
Statements of Changes in Net Assets 42
Financial Highlights 58
Notes to Financial Statements 67
Report of Independent Registered Public Accounting Firm 92
Supplemental Information 93

2 - Statement of Investments - October 31, 2025 - Nationwide Bailard Cognitive Value Fund
Common Stocks 96 .9%
Shares Value ($)
Automobile Components 1 .7%
BorgWarner, Inc. 14,800 635,808
Dana, Inc.(a) 25,600 519,680
Motorcar Parts of America,
Inc.*(a) 22,600 385,556
Strattec Security Corp.*(a) 4,200 257,712
1,798,756
Banks 16 .3%
Amalgamated Financial Corp.
(a) 9,303 253,600
Bank of NT Butterfield & Son
Ltd. (The) 18,200 841,932
Bar Harbor Bankshares 18,721 549,087
Cadence Bank 12,841 484,619
Capital City Bank Group, Inc. 14,829 576,848
Central Pacific Financial Corp. 27,836 793,604
Civista Bancshares, Inc.(a) 21,742 468,105
Community Trust Bancorp, Inc. 7,312 374,338
ConnectOne Bancorp, Inc. 2,400 57,744
Enterprise Financial Services
Corp.(a) 2,700 141,399
Farmers National Banc Corp. 31,100 403,678
First Community Corp. 6,300 168,903
First Financial Bancorp 8,362 195,755
First Financial Corp.(a) 10,803 576,016
First Merchants Corp. 22,500 798,300
First Mid Bancshares, Inc. 19,670 702,809
Hanmi Financial Corp. 34,623 914,047
Hope Bancorp, Inc.(a) 53,300 559,117
Independent Bank Corp.(a) 23,260 702,917
International Bancshares Corp. 11,400 756,732
LCNB Corp. 7,560 116,122
LINKBANCORP, Inc. 46,333 325,721
Mercantile Bank Corp.(a) 18,501 811,269
Northrim Bancorp, Inc. 17,236 378,847
Old Second Bancorp, Inc.(a) 47,750 857,113
Pinnacle Financial Partners,
Inc. 9,600 818,016
Popular, Inc. 2,250 250,808
Provident Financial Services,
Inc. 44,400 812,076
Renasant Corp. 3,000 100,890
Riverview Bancorp, Inc. 12,200 63,196
Shore Bancshares, Inc. 44,425 693,474
SmartFinancial, Inc. 20,500 716,885
Tompkins Financial Corp. 11,600 736,136
Trustmark Corp. 2,700 100,494
Webster Financial Corp. 9,000 513,360
17,613,957
Biotechnology 3 .2%
Agios Pharmaceuticals, Inc.* 2,900 125,396
Astria Therapeutics, Inc.* 26,500 334,695
Aurinia Pharmaceuticals, Inc.* 11,700 154,089
Black Diamond Therapeutics,
Inc.* 28,600 110,682
CareDx, Inc.* 8,700 130,500
Catalyst Pharmaceuticals,
Inc.* 5,300 112,731
Celldex Therapeutics, Inc.*(a) 4,500 120,285
Cytokinetics, Inc.* 2,800 178,052
GRAIL, Inc.*(a) 1,470 135,137
Halozyme Therapeutics, Inc.* 2,000 130,380
Common Stocks
Shares Value ($)
Biotechnology
ImmuCell Corp.* 9,265 57,443
Janux Therapeutics, Inc.* 6,500 186,615
Kiniksa Pharmaceuticals
International plc, Class A* 5,854 216,657
Monte Rosa Therapeutics,
Inc.* 22,500 289,125
Nkarta, Inc.* 29,600 62,456
Organogenesis Holdings, Inc.,
Class A* 42,913 182,380
PMV Pharmaceuticals, Inc.* 38,400 54,144
Protara Therapeutics, Inc.*(a) 36,669 189,945
PTC Therapeutics, Inc.*(a) 900 61,479
Sagimet Biosciences, Inc.,
Class A*(a) 29,029 247,327
Vanda Pharmaceuticals, Inc.* 26,100 113,535
Vaxcyte, Inc.* 3,300 149,424
Veracyte, Inc.*(a) 4,900 176,792
3,519,269
Broadline Retail 0 .5%
Kohl's Corp. 12,883 209,606
Ollie's Bargain Outlet
Holdings, Inc.* 2,500 302,025
511,631
Building Products 1 .7%
AZZ, Inc. 3,200 319,520
Griffon Corp. 5,617 415,714
Resideo Technologies, Inc.* 26,300 1,125,640
1,860,874
Capital Markets 0 .7%
Bakkt Holdings, Inc., Class
A*(a) 900 24,903
Silvercrest Asset Management
Group, Inc., Class A 19,269 272,464
Virtu Financial, Inc., Class A 10,700 372,788
Westwood Holdings Group,
Inc. 4,109 68,826
738,981
Chemicals 0 .6%
Axalta Coating Systems Ltd.* 10,700 304,629
Cabot Corp. 1,500 101,220
Element Solutions, Inc. 8,700 232,464
638,313
Commercial Services & Supplies 2 .0%
ACCO Brands Corp. 69,100 259,816
Acme United Corp. 2,829 107,530
BrightView Holdings, Inc.* 17,200 211,904
Healthcare Services Group,
Inc.* 38,900 695,143
OPENLANE, Inc.* 13,900 367,238
Steelcase, Inc., Class A 18,800 300,048
UniFirst Corp. 1,200 185,220
2,126,899
Communications Equipment 1 .6%
CommScope Holding Co.,
Inc.* 8,764 151,617
Digi International, Inc.* 7,400 271,432
Harmonic, Inc.* 43,900 469,730
Lantronix, Inc.* 60,916 300,316
NETGEAR, Inc.* 4,400 152,768

Nationwide Bailard Cognitive Value Fund - October 31, 2025 - Statement of Investments - 3
Common Stocks
Shares Value ($)
Communications Equipment
NetScout Systems, Inc.*(a) 15,300 425,340
1,771,203
Construction & Engineering 1 .3%
Ameresco, Inc., Class A* 5,200 205,504
Dycom Industries, Inc.* 900 259,011
Great Lakes Dredge & Dock
Corp.* 23,077 261,924
Orion Group Holdings, Inc.* 15,500 166,935
Tutor Perini Corp.* 5,300 357,008
WillScot Holdings Corp. 5,000 108,750
1,359,132
Containers & Packaging 0 .5%
AptarGroup, Inc. 1,534 177,959
Myers Industries, Inc.(a) 19,818 343,446
521,405
Distributors 0 .5%
A-Mark Precious Metals, Inc. 10,800 287,064
Weyco Group, Inc. 9,600 275,232
562,296
Diversified Consumer Services 2 .5%
ADT, Inc. 38,400 339,456
American Public Education,
Inc.*(a) 11,995 401,712
Graham Holdings Co., Class B 453 458,495
Laureate Education, Inc.* 22,229 645,308
OneSpaWorld Holdings Ltd.(a) 26,900 625,963
Strategic Education, Inc. 3,263 247,923
2,718,857
Diversified REITs 0 .8%
Essential Properties Realty
Trust, Inc. 27,773 829,857
Diversified Telecommunication Services 0 .4%
Bandwidth, Inc., Class A*(a) 19,200 310,080
IDT Corp., Class B 3,500 177,310
487,390
Electric Utilities 0 .9%
Genie Energy Ltd., Class B 17,639 265,467
Oklo, Inc., Class A*(a) 4,400 584,188
Portland General Electric Co. 2,500 114,200
963,855
Electrical Equipment 1 .0%
Allient, Inc. 3,300 180,444
EnerSys 1,484 187,221
LSI Industries, Inc. 14,800 338,772
Powell Industries, Inc.(a) 1,061 406,777
1,113,214
Electronic Equipment, Instruments & Components 2 .2%
Daktronics, Inc.* 5,600 105,224
Kimball Electronics, Inc.* 7,720 224,459
Mirion Technologies, Inc.,
Class A* 10,100 296,637
RF Industries Ltd.* 34,622 270,744
Sanmina Corp.* 5,400 740,070
ScanSource, Inc.* 6,700 287,464
TTM Technologies, Inc.* 3,900 262,080
Vishay Intertechnology, Inc.(a) 12,900 219,042
2,405,720
Common Stocks
Shares Value ($)
Energy Equipment & Services 2 .1%
Forum Energy Technologies,
Inc.* 13,800 369,564
NCS Multistage Holdings, Inc.* 8,687 318,813
Oil States International, Inc.* 45,000 268,650
Ranger Energy Services, Inc.,
Class A 21,000 288,540
Solaris Energy Infrastructure,
Inc., Class A 8,952 476,515
TETRA Technologies, Inc.* 49,600 350,176
Tidewater, Inc.* 4,000 202,360
2,274,618
Entertainment 0 .1%
Sphere Entertainment Co.*(a) 1,800 123,264
Financial Services 2 .3%
Enact Holdings, Inc. 11,188 399,635
Essent Group Ltd. 3,900 236,223
HA Sustainable Infrastructure
Capital, Inc.(a) 7,600 210,596
Jackson Financial, Inc., Class
A 600 60,486
MGIC Investment Corp. 21,440 587,885
NMI Holdings, Inc., Class A* 5,700 207,651
Onity Group, Inc.* 7,500 281,025
Radian Group, Inc. 8,200 278,308
SWK Holdings Corp. 13,974 226,239
2,488,048
Food Products 1 .2%
Fresh Del Monte Produce, Inc. 15,300 540,855
Ingredion, Inc. 4,689 541,158
Seneca Foods Corp., Class
A*(a) 2,496 269,156
1,351,169
Gas Utilities 2 .6%
MDU Resources Group, Inc.(a) 27,788 532,974
National Fuel Gas Co. 9,037 713,110
New Jersey Resources Corp. 4,900 217,070
Northwest Natural Holding Co. 12,408 564,936
RGC Resources, Inc.(a) 12,600 260,946
Southwest Gas Holdings, Inc. 6,800 540,600
2,829,636
Ground Transportation 0 .1%
Saia, Inc.* 400 117,000
Health Care Equipment & Supplies 0 .7%
Tactile Systems Technology,
Inc.* 17,863 269,195
Varex Imaging Corp.* 38,600 451,234
720,429
Health Care Providers & Services 3 .0%
AdaptHealth Corp., Class A*(a) 47,358 425,749
Addus HomeCare Corp.*(a) 2,100 245,469
BrightSpring Health Services,
Inc.* 12,800 423,040
Castle Biosciences, Inc.* 11,400 290,700
Enhabit, Inc.* 55,200 448,776
Pediatrix Medical Group, Inc.* 39,100 663,527
RadNet, Inc.* 3,700 281,163
Select Medical Holdings Corp. 33,300 460,539
3,238,963

4 - Statement of Investments - October 31, 2025 - Nationwide Bailard Cognitive Value Fund
Common Stocks
Shares Value ($)
Health Care REITs 0 .8%
National Health Investors, Inc. 700 52,157
Sabra Health Care REIT, Inc. 45,800 816,156
868,313
Health Care Technology 0 .3%
Certara, Inc.*(a) 14,400 167,472
Waystar Holding Corp.* 5,800 207,930
375,402
Hotel & Resort REITs 0 .8%
DiamondRock Hospitality Co. 104,800 819,536
Hotels, Restaurants & Leisure 0 .2%
First Watch Restaurant Group,
Inc.*(a) 6,900 113,781
Marriott Vacations Worldwide
Corp. 1,700 112,166
225,947
Household Durables 2 .6%
Hamilton Beach Brands
Holding Co., Class A 6,300 88,641
KB Home 1,600 99,872
Leggett & Platt, Inc. 48,400 452,056
Live Ventures, Inc.* 11,983 164,047
M/I Homes, Inc.* 5,300 663,507
Taylor Morrison Home Corp.,
Class A*(a) 11,200 663,824
Tri Pointe Homes, Inc.* 21,633 689,011
2,820,958
Independent Power and Renewable Electricity Producers
0 .4%
Ormat Technologies, Inc.(a) 4,400 468,028
Industrial REITs 2 .2%
First Industrial Realty Trust,
Inc. 14,800 818,144
Industrial Logistics Properties
Trust 140,183 740,166
LXP Industrial Trust 88,200 837,018
2,395,328
Insurance 2 .6%
CNO Financial Group, Inc. 19,800 792,396
Hamilton Insurance Group
Ltd., Class B* 13,882 328,587
Hanover Insurance Group, Inc.
(The) 2,200 375,936
Heritage Insurance Holdings,
Inc.* 18,679 441,385
Horace Mann Educators Corp. 3,500 156,485
United Fire Group, Inc. 9,500 287,185
Universal Insurance Holdings,
Inc. 14,500 446,890
2,828,864
IT Services 0 .6%
Backblaze, Inc., Class A* 33,900 349,509
Information Services Group,
Inc. 59,963 330,396
679,905
Leisure Products 0 .5%
Mattel, Inc.* 29,900 549,562
Common Stocks
Shares Value ($)
Life Sciences Tools & Services 0 .1%
Cytek Biosciences, Inc.*(a) 29,300 114,270
Machinery 3 .4%
3D Systems Corp.*(a) 115,500 330,330
Alamo Group, Inc.(a) 2,000 357,440
Chart Industries, Inc.* 1,200 239,544
Douglas Dynamics, Inc. 8,700 263,001
Flowserve Corp. 9,511 649,126
JBT Marel Corp. 1,900 239,590
Luxfer Holdings plc 20,481 249,868
Proto Labs, Inc.* 16,200 806,112
Tennant Co. 5,200 416,000
Twin Disc, Inc. 10,810 169,285
3,720,296
Marine Transportation 0 .3%
Costamare, Inc. 23,047 281,634
Media 1 .2%
Gray Media, Inc.(a) 107,400 490,818
TEGNA, Inc. 43,800 861,546
1,352,364
Metals & Mining 2 .2%
Alpha Metallurgical Resources,
Inc.* 1,000 173,260
Coeur Mining, Inc.*(a) 22,800 391,476
Commercial Metals Co. 9,100 540,176
Constellium SE, Class A* 49,100 772,343
Friedman Industries, Inc.(a) 13,600 288,864
Tredegar Corp.* 24,279 167,768
2,333,887
Mortgage Real Estate Investment Trusts (REITs) 1 .8%
ACRES Commercial Realty
Corp.* 20,400 428,400
Chimera Investment Corp. 8,400 107,184
Franklin BSP Realty Trust, Inc. 67,600 685,464
MFA Financial, Inc. 84,500 759,655
1,980,703
Multi-Utilities 1 .2%
Avista Corp. 17,800 677,290
Northwestern Energy Group,
Inc. 10,100 602,667
1,279,957
Office REITs 1 .1%
COPT Defense Properties 17,400 490,158
Douglas Emmett, Inc. 12,200 157,868
Kilroy Realty Corp. 3,900 164,775
Peakstone Realty Trust 25,100 339,101
1,151,902
Oil, Gas & Consumable Fuels 5 .4%
Berry Corp. 94,100 317,117
DHT Holdings, Inc. 48,700 646,736
Energy Fuels, Inc.*(a) 41,701 855,287
Excelerate Energy, Inc., Class
A 25,500 660,705
Golar LNG Ltd.(a) 5,500 225,775
Gulfport Energy Corp.* 4,085 759,851
Magnolia Oil & Gas Corp.,
Class A(a) 4,500 101,070
Par Pacific Holdings, Inc.* 13,900 555,722
Sable Offshore Corp.*(a) 15,736 164,599

Nationwide Bailard Cognitive Value Fund - October 31, 2025 - Statement of Investments - 5
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
SM Energy Co.(a) 11,600 242,324
Teekay Corp. Ltd. 27,000 259,740
Uranium Energy Corp.* 37,600 568,888
Ur-Energy, Inc.* 298,200 512,904
5,870,718
Paper & Forest Products 0 .2%
Louisiana-Pacific Corp. 2,142 186,590
Passenger Airlines 0 .6%
SkyWest, Inc.* 6,500 653,120
Pharmaceuticals 2 .4%
Amneal Pharmaceuticals, Inc.* 7,700 83,314
Amphastar Pharmaceuticals,
Inc.* 4,700 119,850
ANI Pharmaceuticals, Inc.* 2,000 181,200
Atea Pharmaceuticals, Inc.* 35,099 114,072
Collegium Pharmaceutical,
Inc.* 3,988 143,568
Contineum Therapeutics, Inc.,
Class A* 12,350 135,973
Corcept Therapeutics, Inc.* 2,200 161,634
Fulcrum Therapeutics, Inc.*(a) 26,881 235,209
Harmony Biosciences
Holdings, Inc.* 4,100 117,137
Innoviva, Inc.* 6,300 114,660
Jazz Pharmaceuticals plc*(a) 900 123,876
Ligand Pharmaceuticals, Inc.* 1,400 267,834
Mind Medicine MindMed, Inc.* 5,000 71,000
Pacira BioSciences, Inc.*(a) 4,700 100,486
Phibro Animal Health Corp.,
Class A 3,521 148,093
SIGA Technologies, Inc. 14,200 117,576
Supernus Pharmaceuticals,
Inc.* 3,700 203,981
Theravance Biopharma, Inc.* 7,766 113,850
2,553,313
Professional Services 1 .0%
Genpact Ltd. 5,912 225,543
Huron Consulting Group, Inc.* 700 115,108
Kelly Services, Inc., Class A 22,500 252,225
Maximus, Inc. 1,200 99,744
TrueBlue, Inc.* 51,080 242,119
Willdan Group, Inc.* 1,640 154,996
1,089,735
Real Estate Management & Development 0 .7%
Newmark Group, Inc., Class A 45,501 811,283
Retail REITs 1 .5%
Brixmor Property Group, Inc. 25,100 656,616
CBL & Associates Properties,
Inc. 27,700 819,089
InvenTrust Properties Corp. 4,000 109,600
1,585,305
Semiconductors & Semiconductor Equipment 2 .4%
ACM Research, Inc., Class A* 14,169 587,447
Ambarella, Inc.* 4,200 357,966
Cirrus Logic, Inc.* 1,667 221,127
inTEST Corp.* 33,300 282,384
MKS, Inc. 2,300 330,533
Penguin Solutions, Inc.*(a) 13,900 309,553
Qorvo, Inc.* 1,200 113,904
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Ultra Clean Holdings, Inc.* 8,200 224,762
Veeco Instruments, Inc.*(a) 7,500 215,625
2,643,301
Software 1 .9%
Adeia, Inc. 15,400 262,416
Bit Digital, Inc.*(a) 21,000 76,860
Bitdeer Technologies Group,
Class A*(a) 4,000 88,800
Clearwater Analytics Holdings,
Inc., Class A* 9,601 176,754
Core Scientific, Inc.* 3,800 81,852
LiveRamp Holdings, Inc.*(a) 26,500 724,510
Mitek Systems, Inc.*(a) 29,600 272,616
Ooma, Inc.*(a) 24,100 270,643
Riot Platforms, Inc.*(a) 7,800 154,284
2,108,735
Specialized REITs 0 .7%
EPR Properties 6,500 318,630
Outfront Media, Inc. 23,052 407,790
726,420
Specialty Retail 3 .3%
Citi Trends, Inc.* 9,000 322,380
Designer Brands, Inc., Class A 18,900 69,741
Duluth Holdings, Inc., Class B* 21,900 60,225
Envela Corp.*(a) 22,291 202,625
Gap, Inc. (The) 20,200 461,570
Genesco, Inc.*(a) 10,000 290,100
Haverty Furniture Cos., Inc. 5,600 122,136
Lands' End, Inc.*(a) 14,400 226,656
Lithia Motors, Inc., Class A(a) 1,300 408,304
ODP Corp. (The)*(a) 20,800 579,904
OneWater Marine, Inc., Class
A* 17,642 273,981
Signet Jewelers Ltd. 2,000 197,700
Stitch Fix, Inc., Class A* 12,600 52,794
Winmark Corp. 671 270,527
3,538,643
Technology Hardware, Storage & Peripherals 0 .7%
Diebold Nixdorf, Inc.*(a) 12,100 715,715
Textiles, Apparel & Luxury Goods 0 .3%
Rocky Brands, Inc. 11,700 329,823
Trading Companies & Distributors 2 .6%
EVI Industries, Inc. 3,147 84,780
Hudson Technologies, Inc.* 5,828 52,889
Karat Packaging, Inc.(a) 11,500 276,230
MRC Global, Inc.* 53,100 740,745
Rush Enterprises, Inc., Class A 12,600 622,566
WESCO International, Inc. 3,835 995,298
2,772,508
Water Utilities 0 .1%
Consolidated Water Co. Ltd.(a) 4,300 146,243
Wireless Telecommunication Services 0 .3%
Millicom International Cellular
SA 2,400 113,064

6 - Statement of Investments - October 31, 2025 - Nationwide Bailard Cognitive Value Fund
Common Stocks
Shares Value ($)
Wireless Telecommunication Services
Telephone & Data Systems,
Inc. 4,200 163,044
276,108
Total Common Stocks
(cost $83,930,626) 104,939,152
Exchange Traded Funds 2 .5%
Equity Funds  2.5%
iShares Micro-Cap ETF(a) 9,255 1,445,816
Vanguard Small-Cap Value
ETF(a) 5,816 1,201,062
2,646,878
Total Exchange Traded Funds
(cost $2,542,442) 2,646,878
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
Akouos, Inc., CVR*^∞(a) 21,302 0
Chinook Therapeutics, Inc.,
CVR*^∞ 1,992 0
iTeos Therapeutics, Inc.,
CVR*∞ 15,200 0
Verve Therapeutics, Inc.,
CVR*∞ 22,800 0
0
Total Rights
(cost $16,828) 0
Repurchase Agreements 10 .1%
Principal
Amount ($)
CF Secured, LLC,
4.13%, dated
10/31/2025, due
11/3/2025, repurchase
price $7,991,351,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
11/30/2025 - 2/15/2055;
total market value
$8,151,178.(b)(c) 7,988,602 7,988,602
Repurchase Agreements
Principal
Amount ($) Value ($)
Marex Capital Markets, Inc.,
4.24%, dated
10/31/2025, due
11/3/2025, repurchase
price $2,000,707,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.75%, maturing
11/4/2025 - 2/15/2055;
total market value
$2,040,721.(b)(c) 2,000,000 2,000,000
Santander US Capital
Markets,
4.17%, dated
10/31/2025, due
11/3/2025, repurchase
price $1,000,348,
collateralized by U.S.
Government Agency
Securities, ranging from
0.01% - 5.15%, maturing
7/25/2036 - 11/25/2055;
total market value
$1,020,354.(b)(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $10,988,602) 10,988,602
Total Investments
(cost $97,478,498) — 109.5% 118,574,632
Liabilities in excess of other assets — (9.5)% (10,279,937)
NET ASSETS — 100.0%
$ 108,294,695
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2025. The total value of securities on loan as of
October 31, 2025 was $13,925,632, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $10,988,602 and by $3,386,381 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.25%, and maturity
dates ranging from 11/15/2025 - 5/15/2055, a total value of
$14,374,983.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2025 was $10,988,602.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

Nationwide Bailard Technology & Science Fund - October 31, 2025 - Statement of Investments - 7
Common Stocks 99 .4%
Shares Value ($)
Broadline Retail 3 .5%
Amazon.com, Inc.* 30,737 7,506,590
Communications Equipment 2 .1%
Arista Networks, Inc.* 28,777 4,537,845
Electronic Equipment, Instruments & Components 2 .6%
Insight Enterprises, Inc.* 22,868 2,286,800
TE Connectivity plc 13,588 3,356,372
5,643,172
Entertainment 3 .8%
Spotify Technology SA* 8,349 5,471,267
Take-Two Interactive Software,
Inc.* 9,949 2,550,625
8,021,892
Financial Services 1 .7%
Fiserv, Inc.* 13,100 873,639
Visa, Inc., Class A(a) 8,234 2,805,653
3,679,292
Ground Transportation 2 .3%
Uber Technologies, Inc.* 50,136 4,838,124
Hotels, Restaurants & Leisure 1 .3%
DoorDash, Inc., Class A* 11,065 2,814,604
Interactive Media & Services 7 .8%
Alphabet, Inc., Class A 10,768 3,027,854
Meta Platforms, Inc., Class A 21,045 13,644,526
16,672,380
IT Services 3 .1%
Shopify, Inc., Class A* 37,856 6,581,644
Professional Services 0 .5%
Booz Allen Hamilton Holding
Corp., Class A 13,348 1,163,412
Semiconductors & Semiconductor Equipment 36 .1%
Broadcom, Inc. 12,840 4,746,049
KLA Corp.(a) 8,577 10,367,363
Lam Research Corp. 56,332 8,870,037
Microchip Technology, Inc. 42,914 2,678,692
Micron Technology, Inc. 23,949 5,359,068
NVIDIA Corp. 143,176 28,991,708
QUALCOMM, Inc. 23,946 4,331,831
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 33,863 10,173,461
Texas Instruments, Inc. 10,172 1,642,371
77,160,580
Software 28 .6%
Adobe, Inc.* 4,474 1,522,547
AppLovin Corp., Class A*(a) 8,333 5,310,871
Cadence Design Systems,
Inc.* 13,663 4,627,521
Crowdstrike Holdings, Inc.,
Class A* 6,456 3,505,673
CyberArk Software Ltd.* 6,023 3,136,658
Datadog, Inc., Class A* 30,667 4,992,894
HubSpot, Inc.* 5,469 2,690,310
Intuit, Inc. 6,508 4,344,415
Microsoft Corp. 32,070 16,606,167
Nutanix, Inc., Class A* 45,686 3,254,671
Palo Alto Networks, Inc.* 27,148 5,979,076
ServiceNow, Inc.* 3,990 3,667,927
Common Stocks
Shares Value ($)
Software
Varonis Systems, Inc., Class
B*(a) 44,094 1,553,432
61,192,162
Technology Hardware, Storage & Peripherals 6 .0%
Apple, Inc. 22,509 6,085,758
Pure Storage, Inc., Class A* 67,814 6,693,242
12,779,000
Total Common Stocks
(cost $54,909,861) 212,590,697
Repurchase Agreement 0 .1%
Principal
Amount ($)
CF Secured, LLC,
4.13%, dated 10/31/2025,
due 11/3/2025,
repurchase price
$269,235, collateralized
by U.S. Government
Treasury Securities,
ranging from 0.00%
- 4.88%, maturing
11/30/2025 - 2/15/2055;
total market value
$274,620.(b)(c) 269,142 269,142
Total Repurchase Agreement
(cost $269,142) 269,142
Total Investments
(cost $55,179,003) — 99.5% 212,859,839
Other assets in excess of liabilities — 0.5% 1,043,793
NET ASSETS — 100.0%
$ 213,903,632

8 - Statement of Investments - October 31, 2025 - Nationwide Bailard Technology & Science Fund
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2025. The total value of securities on loan as of
October 31, 2025 was $13,271,692, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $269,142 and by $13,655,536 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.13%, and maturity
dates ranging from 12/4/2025 - 8/15/2054, a total value of
$13,924,678.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2025 was $269,142.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
TW Taiwan
The accompanying notes are an integral part of these financial statements.

Nationwide BNY Mellon Dynamic U.S. Core Fund - October 31, 2025 - Statement of Investments - 9
Common Stocks 91 .9%
Shares Value ($)
Aerospace & Defense 2 .0%
Axon Enterprise, Inc.*(a) 1,999 1,463,728
Boeing Co. (The)* 19,041 3,827,622
GE Aerospace 26,704 8,250,201
General Dynamics Corp. 6,329 2,182,872
Howmet Aerospace, Inc. 10,112 2,082,566
Huntington Ingalls Industries,
Inc.(a) 1,002 322,664
L3Harris Technologies, Inc. 4,748 1,372,647
Lockheed Martin Corp. 5,160 2,538,101
Northrop Grumman Corp. 3,417 1,993,649
RTX Corp. 33,707 6,016,699
Textron, Inc. 4,674 377,706
TransDigm Group, Inc. 1,405 1,838,456
32,266,911
Air Freight & Logistics 0 .3%
CH Robinson Worldwide, Inc. 3,030 466,590
Expeditors International of
Washington, Inc.(a) 3,474 423,481
FedEx Corp. 5,472 1,388,903
United Parcel Service, Inc.,
Class B 18,763 1,809,128
4,088,102
Automobile Components 0 .0%
†
Aptiv plc* 5,234 424,477
Automobiles 2 .2%
Ford Motor Co. 99,167 1,302,063
General Motors Co. 24,239 1,674,672
Tesla, Inc.* 70,663 32,261,899
35,238,634
Banks 3 .2%
Bank of America Corp. 171,748 9,179,931
Citigroup, Inc. 46,357 4,692,719
Citizens Financial Group, Inc. 11,096 564,453
Fifth Third Bancorp 16,867 702,005
Huntington Bancshares, Inc. 36,912 569,921
JPMorgan Chase & Co. 69,243 21,542,882
KeyCorp(a) 22,482 395,458
M&T Bank Corp. 3,840 706,061
PNC Financial Services
Group, Inc. (The) 9,916 1,810,166
Regions Financial Corp.(a) 22,793 551,591
Truist Financial Corp. 32,470 1,449,136
US Bancorp 39,019 1,821,407
Wells Fargo & Co. 80,668 7,015,696
51,001,426
Beverages 0 .9%
Brown-Forman Corp., Class B 4,188 114,039
Coca-Cola Co. (The) 97,536 6,720,230
Constellation Brands, Inc.,
Class A 3,713 487,814
Keurig Dr Pepper, Inc. 34,788 944,842
Molson Coors Beverage Co.,
Class B(a) 4,279 187,078
Monster Beverage Corp.* 17,580 1,174,872
PepsiCo, Inc. 34,476 5,036,599
14,665,474
Biotechnology 1 .5%
AbbVie, Inc. 44,485 9,699,509
Amgen, Inc. 13,557 4,045,816
Common Stocks
Shares Value ($)
Biotechnology
Biogen, Inc.* 3,730 575,427
Gilead Sciences, Inc. 31,232 3,741,281
Incyte Corp.* 4,169 389,718
Moderna, Inc.*(a) 8,267 224,532
Regeneron Pharmaceuticals,
Inc. 2,599 1,694,028
Vertex Pharmaceuticals, Inc.* 6,456 2,747,480
23,117,791
Broadline Retail 3 .8%
Amazon.com, Inc.* 244,389 59,684,682
eBay, Inc. 11,227 912,867
60,597,549
Building Products 0 .5%
A O Smith Corp.(a) 2,827 186,554
Allegion plc 2,170 359,721
Builders FirstSource, Inc.* 2,909 337,939
Carrier Global Corp. 20,282 1,206,576
Johnson Controls International
plc(a) 16,588 1,897,501
Lennox International, Inc.(a) 806 407,030
Masco Corp. 5,443 352,489
Trane Technologies plc 5,642 2,531,283
7,279,093
Capital Markets 3 .1%
Ameriprise Financial, Inc. 2,414 1,092,987
Bank of New York Mellon
Corp. (The) 17,472 1,885,753
Blackrock, Inc. 3,626 3,926,269
Blackstone, Inc. 18,695 2,741,435
Cboe Global Markets, Inc. 2,641 648,735
Charles Schwab Corp. (The) 42,968 4,061,335
CME Group, Inc. 9,069 2,407,729
Coinbase Global, Inc., Class
A* 5,652 1,943,045
FactSet Research Systems,
Inc. 964 257,195
Franklin Resources, Inc. 7,739 174,979
Goldman Sachs Group, Inc.
(The) 7,623 6,017,368
Interactive Brokers Group,
Inc., Class A 11,187 787,117
Intercontinental Exchange, Inc. 14,530 2,125,594
Invesco Ltd.(a) 11,025 261,293
KKR & Co., Inc. 17,203 2,035,631
Moody's Corp. 3,874 1,860,682
Morgan Stanley 30,551 5,010,364
MSCI, Inc., Class A 1,979 1,164,740
Nasdaq, Inc. 10,747 918,761
Northern Trust Corp. 4,864 625,851
Raymond James Financial,
Inc.(a) 4,539 720,203
Robinhood Markets, Inc.,
Class A* 19,410 2,849,000
S&P Global, Inc. 7,869 3,833,855
State Street Corp. 6,953 804,184
T. Rowe Price Group, Inc.(a) 5,653 579,602
48,733,707
Chemicals 0 .9%
Air Products & Chemicals, Inc. 5,691 1,380,580
Albemarle Corp. 2,743 269,445

10 - Statement of Investments - October 31, 2025 - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Chemicals
CF Industries Holdings, Inc. 3,951 329,079
Corteva, Inc. 17,310 1,063,526
Dow, Inc. 17,874 426,295
DuPont de Nemours, Inc. 10,431 851,691
Eastman Chemical Co.(a) 3,008 179,036
Ecolab, Inc. 6,465 1,657,626
International Flavors &
Fragrances, Inc. 6,296 396,459
Linde plc 11,808 4,939,286
LyondellBasell Industries NV,
Class A 6,412 297,645
Mosaic Co. (The) 8,258 226,682
PPG Industries, Inc. 5,657 552,972
Sherwin-Williams Co. (The) 5,782 1,994,443
Solstice Advanced Materials,
Inc.* 3,997 180,145
14,744,910
Commercial Services & Supplies 0 .4%
Cintas Corp. 8,580 1,572,457
Copart, Inc.* 22,092 950,177
Republic Services, Inc., Class
A 5,148 1,072,019
Rollins, Inc. 7,238 416,981
Veralto Corp. 6,320 623,658
Waste Management, Inc. 9,383 1,874,442
6,509,734
Communications Equipment 0 .8%
Arista Networks, Inc.* 25,953 4,092,529
Cisco Systems, Inc. 99,719 7,290,456
F5, Inc.* 1,471 372,236
Motorola Solutions, Inc. 4,217 1,715,096
13,470,317
Construction & Engineering 0 .2%
EMCOR Group, Inc.(a) 1,094 739,304
Quanta Services, Inc. 3,710 1,666,272
2,405,576
Construction Materials 0 .1%
Martin Marietta Materials, Inc. 1,517 930,073
Vulcan Materials Co. 3,355 971,272
1,901,345
Consumer Finance 0 .6%
American Express Co. 13,668 4,930,458
Capital One Financial Corp. 16,104 3,542,719
Synchrony Financial(a) 9,640 717,023
9,190,200
Consumer Staples Distribution & Retail 1 .6%
Costco Wholesale Corp. 11,167 10,178,162
Dollar General Corp. 5,335 526,351
Dollar Tree, Inc.* 5,032 498,772
Kroger Co. (The) 15,557 989,892
Sysco Corp. 12,185 905,102
Target Corp. 11,517 1,067,856
Walmart, Inc. 110,528 11,183,223
25,349,358
Containers & Packaging 0 .2%
Amcor plc 58,976 465,911
Avery Dennison Corp. 1,961 342,959
Ball Corp. 7,238 340,186
International Paper Co.(a) 13,210 510,434
Common Stocks
Shares Value ($)
Containers & Packaging
Packaging Corp. of America 2,229 436,349
Smurfit WestRock plc 13,343 492,624
2,588,463
Distributors 0 .1%
Genuine Parts Co. 3,459 440,365
LKQ Corp. 6,281 200,741
Pool Corp.(a) 829 221,393
862,499
Diversified Telecommunication Services 0 .5%
AT&T, Inc. 180,058 4,456,435
Verizon Communications, Inc. 106,174 4,219,355
8,675,790
Electric Utilities 1 .4%
Alliant Energy Corp.(a) 6,301 421,033
American Electric Power Co.,
Inc. 13,636 1,639,865
Constellation Energy Corp. 7,867 2,965,859
Duke Energy Corp. 19,564 2,431,805
Edison International 9,595 531,371
Entergy Corp. 11,241 1,080,148
Evergy, Inc. 5,833 448,033
Eversource Energy 9,357 690,640
Exelon Corp.(a) 25,433 1,172,970
FirstEnergy Corp. 13,038 597,532
NextEra Energy, Inc. 51,803 4,216,764
NRG Energy, Inc. 4,968 853,800
PG&E Corp. 55,964 893,185
Pinnacle West Capital Corp.(a) 2,930 259,364
PPL Corp.(a) 18,748 684,677
Southern Co. (The)(a) 27,701 2,605,002
Xcel Energy, Inc. 14,627 1,187,274
22,679,322
Electrical Equipment 0 .8%
AMETEK, Inc. 5,902 1,192,853
Eaton Corp. plc 9,803 3,740,433
Emerson Electric Co. 14,091 1,966,681
GE Vernova, Inc. 6,855 4,011,135
Generac Holdings, Inc.* 1,468 246,653
Hubbell, Inc., Class B(a) 1,341 630,270
Rockwell Automation, Inc. 2,750 1,012,990
12,801,015
Electronic Equipment, Instruments & Components 0 .7%
Amphenol Corp., Class A 30,638 4,269,099
CDW Corp. 3,292 524,646
Corning, Inc. 19,715 1,756,212
Jabil, Inc. 2,590 572,105
Keysight Technologies, Inc.* 4,399 804,841
TE Connectivity plc 7,374 1,821,452
Teledyne Technologies, Inc.* 1,204 634,291
Trimble, Inc.* 5,911 471,402
Zebra Technologies Corp.,
Class A* 1,266 340,871
11,194,919
Energy Equipment & Services 0 .2%
Baker Hughes Co., Class A 24,464 1,184,302
Halliburton Co. 22,040 591,554
SLB Ltd. 37,696 1,359,318
3,135,174

Nationwide BNY Mellon Dynamic U.S. Core Fund - October 31, 2025 - Statement of Investments - 11
Common Stocks
Shares Value ($)
Entertainment 1 .4%
Electronic Arts, Inc. 5,771 1,154,546
Live Nation Entertainment,
Inc.* 3,996 597,522
Netflix, Inc.* 10,700 11,971,802
Take-Two Interactive Software,
Inc.* 4,282 1,097,776
TKO Group Holdings, Inc.,
Class A 1,634 307,846
Walt Disney Co. (The) 45,275 5,098,871
Warner Bros Discovery, Inc.* 62,658 1,406,672
21,635,035
Financial Services 3 .5%
Apollo Global Management,
Inc.(a) 11,641 1,447,093
Berkshire Hathaway, Inc.,
Class B* 46,176 22,050,887
Block, Inc., Class A* 13,875 1,053,668
Corpay, Inc.* 1,848 481,127
Fidelity National Information
Services, Inc. 13,174 823,638
Fiserv, Inc.* 13,568 904,850
Global Payments, Inc. 5,985 465,394
Jack Henry & Associates, Inc. 1,697 252,751
Mastercard, Inc., Class A 20,787 11,474,216
PayPal Holdings, Inc.* 23,842 1,651,535
Visa, Inc., Class A 42,776 14,575,494
55,180,653
Food Products 0 .4%
Archer-Daniels-Midland Co. 12,149 735,379
Bunge Global SA(a) 3,380 319,748
Campbell's Co. (The) 4,815 145,076
Conagra Brands, Inc. 11,848 203,667
General Mills, Inc. 13,143 612,595
Hershey Co. (The) 3,750 636,113
Hormel Foods Corp. 6,495 140,227
J M Smucker Co. (The)(a) 2,653 274,718
Kellanova 6,701 556,585
Kraft Heinz Co. (The) 22,150 547,769
Lamb Weston Holdings, Inc. 3,483 215,006
McCormick & Co., Inc.
(Non-Voting) 6,138 393,814
Mondelez International, Inc.,
Class A 32,709 1,879,459
Tyson Foods, Inc., Class A 7,261 373,288
7,033,444
Gas Utilities 0 .0%
†
Atmos Energy Corp.(a) 4,031 692,203
Ground Transportation 0 .8%
CSX Corp. 47,228 1,701,152
JB Hunt Transport Services,
Inc. 1,979 334,174
Norfolk Southern Corp. 5,619 1,592,312
Old Dominion Freight Line,
Inc.(a) 4,683 657,587
Uber Technologies, Inc.* 52,514 5,067,601
Union Pacific Corp. 14,934 3,291,006
12,643,832
Health Care Equipment & Supplies 1 .8%
Abbott Laboratories 43,828 5,418,017
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Align Technology, Inc.* 1,743 240,325
Baxter International, Inc. 13,132 242,548
Becton Dickinson & Co. 7,304 1,305,298
Boston Scientific Corp.* 37,313 3,758,165
Cooper Cos., Inc. (The)*(a) 4,932 344,796
Dexcom, Inc.* 9,901 576,436
Edwards Lifesciences Corp.* 15,002 1,236,915
GE HealthCare Technologies,
Inc. 11,636 872,118
Hologic, Inc.*(a) 5,456 403,253
IDEXX Laboratories, Inc.* 1,988 1,251,466
Insulet Corp.*(a) 1,784 558,410
Intuitive Surgical, Inc.* 9,027 4,822,946
Medtronic plc 32,264 2,926,345
ResMed, Inc. 3,589 886,052
Solventum Corp.* 3,626 250,339
STERIS plc 2,504 590,193
Stryker Corp. 8,664 3,086,464
Zimmer Biomet Holdings, Inc.
(a) 5,054 508,230
29,278,316
Health Care Providers & Services 1 .5%
Cardinal Health, Inc. 6,066 1,157,211
Cencora, Inc. 4,770 1,611,354
Centene Corp.* 11,979 423,697
Cigna Group (The) 6,705 1,638,769
CVS Health Corp. 31,854 2,489,390
DaVita, Inc.* 1,048 124,733
Elevance Health, Inc. 5,665 1,796,938
HCA Healthcare, Inc. 4,104 1,886,527
Henry Schein, Inc.*(a) 2,526 159,643
Humana, Inc. 2,983 829,841
Labcorp Holdings, Inc. 2,092 531,284
McKesson Corp. 3,106 2,520,022
Molina Healthcare, Inc.*(a) 1,360 208,162
Quest Diagnostics, Inc. 2,852 501,810
UnitedHealth Group, Inc. 22,806 7,789,617
Universal Health Services,
Inc., Class B 1,439 312,277
23,981,275
Health Care REITs 0 .3%
Alexandria Real Estate
Equities, Inc. 3,773 219,664
Healthpeak Properties, Inc. 17,562 315,238
Ventas, Inc. 11,497 848,364
Welltower, Inc. 16,875 3,055,050
4,438,316
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts, Inc. 17,147 274,695
Hotels, Restaurants & Leisure 1 .6%
Airbnb, Inc., Class A*(a) 10,746 1,359,799
Booking Holdings, Inc. 816 4,143,436
Carnival Corp.* 27,525 793,546
Chipotle Mexican Grill, Inc.,
Class A* 33,400 1,058,446
Darden Restaurants, Inc. 2,869 516,850
Domino's Pizza, Inc.(a) 812 323,549
DoorDash, Inc., Class A* 9,401 2,391,332
Expedia Group, Inc. 2,953 649,660

12 - Statement of Investments - October 31, 2025 - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Hilton Worldwide Holdings,
Inc. 5,911 1,518,891
Las Vegas Sands Corp. 7,865 466,788
Marriott International, Inc.,
Class A 5,642 1,470,192
McDonald's Corp. 17,970 5,362,787
MGM Resorts International*(a) 5,144 164,762
Norwegian Cruise Line
Holdings Ltd.* 10,402 233,213
Royal Caribbean Cruises Ltd. 6,401 1,835,999
Starbucks Corp. 28,769 2,326,549
Wynn Resorts Ltd. 2,131 253,568
Yum! Brands, Inc. 7,096 980,738
25,850,105
Household Durables 0 .3%
DR Horton, Inc.(a) 7,071 1,054,145
Garmin Ltd. 4,161 890,204
Lennar Corp., Class A 5,714 707,222
Mohawk Industries, Inc.* 1,348 153,187
NVR, Inc.*(a) 67 483,125
PulteGroup, Inc. 5,068 607,501
3,895,384
Household Products 0 .8%
Church & Dwight Co., Inc.(a) 6,231 546,396
Clorox Co. (The) 3,135 352,562
Colgate-Palmolive Co. 20,208 1,557,026
Kimberly-Clark Corp.(a) 8,472 1,014,183
Procter & Gamble Co. (The) 58,985 8,869,575
12,339,742
Independent Power and Renewable Electricity Producers
0 .1%
AES Corp. (The) 18,941 262,711
Vistra Corp.(a) 7,946 1,496,232
1,758,943
Industrial Conglomerates 0 .3%
3M Co. 13,332 2,219,778
Honeywell International, Inc. 15,988 3,218,864
5,438,642
Industrial REITs 0 .2%
Prologis, Inc. 23,370 2,899,983
Insurance 1 .5%
Aflac, Inc. 11,980 1,284,136
Allstate Corp. (The) 6,539 1,252,349
American International Group,
Inc. 14,178 1,119,495
Aon plc, Class A 5,414 1,844,441
Arch Capital Group Ltd. 9,466 817,010
Arthur J Gallagher & Co. 6,422 1,602,225
Assurant, Inc. 1,221 258,510
Brown & Brown, Inc. 7,393 589,518
Chubb Ltd. 9,444 2,615,421
Cincinnati Financial Corp. 3,976 614,650
Erie Indemnity Co., Class A(a) 645 188,753
Everest Group Ltd. 1,021 321,125
Globe Life, Inc. 2,103 276,566
Hartford Insurance Group, Inc.
(The) 7,133 885,776
Loews Corp. 4,353 433,385
Marsh & McLennan Cos., Inc. 12,380 2,205,497
Common Stocks
Shares Value ($)
Insurance
MetLife, Inc. 14,255 1,137,834
Principal Financial Group, Inc. 5,179 435,243
Progressive Corp. (The) 14,762 3,040,972
Prudential Financial, Inc. 8,888 924,352
Travelers Cos., Inc. (The) 5,632 1,512,868
W R Berkley Corp.(a) 7,600 542,184
Willis Towers Watson plc 2,389 747,996
24,650,306
Interactive Media & Services 6 .9%
Alphabet, Inc., Class A 146,482 41,189,274
Alphabet, Inc., Class C 117,593 33,140,059
Match Group, Inc. 6,222 201,220
Meta Platforms, Inc., Class A 54,618 35,411,580
109,942,133
IT Services 0 .9%
Accenture plc, Class A 15,684 3,922,569
Akamai Technologies, Inc.* 3,853 289,360
Cognizant Technology
Solutions Corp., Class A 12,286 895,404
EPAM Systems, Inc.* 1,412 230,919
Gartner, Inc.* 1,901 472,094
GoDaddy, Inc., Class A* 3,593 478,336
International Business
Machines Corp. 23,457 7,210,916
VeriSign, Inc. 2,138 512,692
14,012,290
Leisure Products 0 .0%
†
Hasbro, Inc. 3,183 242,895
Life Sciences Tools & Services 0 .8%
Agilent Technologies, Inc. 7,250 1,061,110
Bio-Techne Corp.(a) 3,925 245,587
Charles River Laboratories
International, Inc.* 1,164 209,602
Danaher Corp. 16,167 3,482,048
IQVIA Holdings, Inc.* 4,292 929,046
Mettler-Toledo International,
Inc.* 522 739,303
Revvity, Inc.(a) 2,945 275,623
Thermo Fisher Scientific, Inc. 9,509 5,395,312
Waters Corp.*(a) 1,484 518,806
West Pharmaceutical
Services, Inc. 1,798 507,162
13,363,599
Machinery 1 .4%
Caterpillar, Inc. 11,797 6,809,936
Cummins, Inc. 3,442 1,506,495
Deere & Co.(a) 6,312 2,913,809
Dover Corp. 3,484 632,207
Fortive Corp.(a) 8,666 436,246
IDEX Corp. 1,925 330,060
Illinois Tool Works, Inc. 6,723 1,639,874
Ingersoll Rand, Inc.(a) 9,039 689,947
Nordson Corp. 1,361 315,684
Otis Worldwide Corp. 10,042 931,496
PACCAR, Inc.(a) 13,345 1,313,148
Parker-Hannifin Corp. 3,217 2,486,194
Pentair plc 4,074 433,270
Snap-on, Inc. 1,329 445,946
Stanley Black & Decker, Inc. 3,614 244,740

Nationwide BNY Mellon Dynamic U.S. Core Fund - October 31, 2025 - Statement of Investments - 13
Common Stocks
Shares Value ($)
Machinery
Westinghouse Air Brake
Technologies Corp. 4,270 872,959
Xylem, Inc. 6,199 935,119
22,937,130
Media 0 .3%
Charter Communications, Inc.,
Class A* 2,378 556,072
Comcast Corp., Class A 92,677 2,579,664
Fox Corp., Class A(a) 5,480 354,282
Fox Corp., Class B 3,080 179,903
Interpublic Group of Cos., Inc.
(The) 9,157 234,969
News Corp., Class A 9,259 245,363
News Corp., Class B 3,040 92,629
Omnicom Group, Inc. 4,953 371,574
Paramount Skydance Corp.,
Class B(a) 8,605 132,431
Trade Desk, Inc. (The), Class
A* 11,511 578,773
5,325,660
Metals & Mining 0 .3%
Freeport-McMoRan, Inc. 35,560 1,482,852
Newmont Corp. 27,641 2,238,092
Nucor Corp. 5,785 868,039
Steel Dynamics, Inc. 3,508 550,054
5,139,037
Multi-Utilities 0 .5%
Ameren Corp.(a) 6,870 700,877
CenterPoint Energy, Inc.(a) 16,238 620,941
CMS Energy Corp. 7,578 557,362
Consolidated Edison, Inc. 9,033 879,905
Dominion Energy, Inc.(a) 21,679 1,272,341
DTE Energy Co. 5,131 695,456
NiSource, Inc. 11,564 486,960
Public Service Enterprise
Group, Inc.(a) 12,645 1,018,681
Sempra 16,595 1,525,744
WEC Energy Group, Inc. 8,080 902,778
8,661,045
Office REITs 0 .0%
†
BXP, Inc. 3,582 255,002
Oil, Gas & Consumable Fuels 2 .4%
APA Corp.(a) 8,779 198,844
Chevron Corp. 48,463 7,643,584
ConocoPhillips 31,450 2,794,647
Coterra Energy, Inc. 19,345 457,703
Devon Energy Corp. 16,044 521,270
Diamondback Energy, Inc. 4,609 659,963
EOG Resources, Inc.(a) 13,984 1,480,067
EQT Corp.(a) 15,717 842,117
Expand Energy Corp. 5,932 612,835
Exxon Mobil Corp. 107,355 12,277,118
Kinder Morgan, Inc. 49,107 1,286,112
Marathon Petroleum Corp. 7,640 1,489,112
Occidental Petroleum Corp. 18,057 743,948
ONEOK, Inc. 15,785 1,057,595
Phillips 66 10,068 1,370,658
Targa Resources Corp. 5,512 849,068
Texas Pacific Land Corp.(a) 496 467,917
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Valero Energy Corp. 7,697 1,305,103
Williams Cos., Inc. (The) 31,277 1,810,000
37,867,661
Passenger Airlines 0 .1%
Delta Air Lines, Inc. 16,510 947,344
Southwest Airlines Co.(a) 13,309 403,262
United Airlines Holdings, Inc.* 8,243 775,172
2,125,778
Personal Care Products 0 .1%
Estee Lauder Cos., Inc. (The),
Class A 6,087 588,552
Kenvue, Inc. 48,764 700,739
1,289,291
Pharmaceuticals 2 .6%
Bristol-Myers Squibb Co. 51,523 2,373,665
Eli Lilly & Co. 20,020 17,274,457
Johnson & Johnson 60,646 11,454,210
Merck & Co., Inc. 62,898 5,407,970
Pfizer, Inc. 142,890 3,522,238
Viatris, Inc. 29,821 308,946
Zoetis, Inc., Class A 11,208 1,614,961
41,956,447
Professional Services 0 .5%
Automatic Data Processing,
Inc.(a) 10,153 2,642,826
Broadridge Financial
Solutions, Inc. 2,895 638,058
Dayforce, Inc.*(a) 3,858 265,199
Equifax, Inc. 3,145 663,910
Jacobs Solutions, Inc. 3,011 469,144
Leidos Holdings, Inc. 3,171 603,980
Paychex, Inc.(a) 8,105 948,528
Paycom Software, Inc.(a) 1,272 237,978
Verisk Analytics, Inc., Class A 3,513 768,504
7,238,127
Real Estate Management & Development 0 .1%
CBRE Group, Inc., Class A* 7,248 1,104,813
CoStar Group, Inc.* 10,405 715,968
1,820,781
Residential REITs 0 .2%
AvalonBay Communities, Inc. 3,501 608,894
Camden Property Trust 2,532 251,883
Equity Residential 8,642 513,681
Essex Property Trust, Inc. 1,631 410,637
Invitation Homes, Inc. 14,462 407,105
Mid-America Apartment
Communities, Inc. 3,034 389,050
UDR, Inc. 7,748 261,030
2,842,280
Retail REITs 0 .2%
Federal Realty Investment
Trust 1,931 185,743
Kimco Realty Corp. 16,940 349,980
Realty Income Corp. 22,972 1,331,917
Regency Centers Corp. 4,292 295,933
Simon Property Group, Inc. 8,200 1,441,232
3,604,805

14 - Statement of Investments - October 31, 2025 - Nationwide BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment 13 .8%
Advanced Micro Devices, Inc.* 40,866 10,466,600
Analog Devices, Inc. 12,496 2,925,688
Applied Materials, Inc. 20,208 4,710,485
Broadcom, Inc. 118,441 43,779,347
First Solar, Inc.* 2,640 704,722
Intel Corp.* 110,220 4,407,698
KLA Corp. 3,319 4,011,808
Lam Research Corp. 31,870 5,018,250
Microchip Technology, Inc. 13,386 835,554
Micron Technology, Inc. 28,181 6,306,062
Monolithic Power Systems,
Inc. 1,177 1,182,885
NVIDIA Corp. 614,432 124,416,336
NXP Semiconductors NV 6,251 1,307,209
ON Semiconductor Corp.* 10,393 520,481
QUALCOMM, Inc. 27,159 4,913,063
Skyworks Solutions, Inc. 3,705 287,953
Teradyne, Inc. 4,067 739,218
Texas Instruments, Inc. 22,875 3,693,397
220,226,756
Software 10 .3%
Adobe, Inc.* 10,682 3,635,191
AppLovin Corp., Class A*(a) 6,817 4,344,679
Autodesk, Inc.* 5,329 1,605,841
Cadence Design Systems,
Inc.* 6,862 2,324,091
Crowdstrike Holdings, Inc.,
Class A* 6,276 3,407,931
Datadog, Inc., Class A* 8,232 1,340,252
Fair Isaac Corp.* 591 980,782
Fortinet, Inc.* 16,529 1,428,601
Gen Digital, Inc. 14,658 386,385
Intuit, Inc. 7,024 4,688,871
Microsoft Corp. 187,179 96,923,158
Oracle Corp. 41,731 10,958,978
Palantir Technologies, Inc.,
Class A* 57,270 11,480,917
Palo Alto Networks, Inc.* 16,820 3,704,437
PTC, Inc.* 3,054 606,341
Roper Technologies, Inc. 2,740 1,222,451
Salesforce, Inc. 24,074 6,269,110
ServiceNow, Inc.* 5,238 4,815,189
Synopsys, Inc.* 4,670 2,119,339
Tyler Technologies, Inc.*(a) 1,083 515,790
Workday, Inc., Class A* 5,498 1,319,080
164,077,414
Specialized REITs 0 .7%
American Tower Corp. 11,767 2,106,058
Crown Castle, Inc. 11,110 1,002,344
Digital Realty Trust, Inc. 8,050 1,371,800
Equinix, Inc. 2,506 2,120,101
Extra Space Storage, Inc. 5,365 716,442
Iron Mountain, Inc. 7,280 749,476
Public Storage 3,976 1,107,555
SBA Communications Corp.,
Class A 2,818 539,591
VICI Properties, Inc., Class A 26,746 802,112
Weyerhaeuser Co. 17,989 413,747
10,929,226
Common Stocks
Shares Value ($)
Specialty Retail 1 .5%
AutoZone, Inc.* 417 1,532,237
Best Buy Co., Inc.(a) 4,660 382,772
Home Depot, Inc. (The) 25,054 9,510,248
Lowe's Cos., Inc. 14,113 3,360,729
O'Reilly Automotive, Inc.* 21,219 2,003,922
Ross Stores, Inc. 8,339 1,325,234
TJX Cos., Inc. (The) 28,093 3,936,953
Tractor Supply Co.(a) 13,420 726,156
Ulta Beauty, Inc.* 1,145 595,263
Williams-Sonoma, Inc.(a) 3,081 598,762
23,972,276
Technology Hardware, Storage & Peripherals 6 .7%
Apple, Inc. 373,705 101,038,621
Dell Technologies, Inc., Class
C 7,628 1,235,812
Hewlett Packard Enterprise
Co. 33,665 822,099
HP, Inc. 23,150 640,561
NetApp, Inc. 5,157 607,391
Seagate Technology Holdings
plc 5,418 1,386,358
Super Micro Computer, Inc.* 12,479 648,409
Western Digital Corp.(a) 8,790 1,320,346
107,699,597
Textiles, Apparel & Luxury Goods 0 .2%
Deckers Outdoor Corp.* 3,746 305,299
Lululemon Athletica, Inc.* 2,760 470,690
NIKE, Inc., Class B 30,186 1,949,714
Ralph Lauren Corp., Class A 994 317,742
Tapestry, Inc. 5,089 558,874
3,602,319
Tobacco 0 .5%
Altria Group, Inc. 42,057 2,371,174
Philip Morris International, Inc. 39,197 5,657,303
8,028,477
Trading Companies & Distributors 0 .2%
Fastenal Co. 28,340 1,166,191
United Rentals, Inc. 1,615 1,406,956
WW Grainger, Inc. 1,118 1,094,522
3,667,669
Water Utilities 0 .0%
†
American Water Works Co.,
Inc.(a) 4,958 636,756
Wireless Telecommunication Services 0 .2%
T-Mobile US, Inc. 12,151 2,552,317
Total Common Stocks
(cost $585,943,869) 1,468,929,428
Purchased Options 0 .4%
Number of
Contracts
Call Options 0 .4%
Future Equity Index Options: 0.4%
S&P 500 E-Mini Index
11/21/2025 at USD
6,775.00, European Style
Notional Amount: USD
163,257,500
Exchange Traded
*
475 3,805,937

Nationwide BNY Mellon Dynamic U.S. Core Fund - October 31, 2025 - Statement of Investments - 15
Purchased Options
Number of
Contracts Value ($)
Call Options
S&P 500 E-Mini Index
12/19/2025 at USD
7,000.00, American Style
Notional Amount: USD
163,257,500
Exchange Traded
*
475 2,072,188
Total Purchased Options
(cost $3,130,297) 5,878,125
Short-Term Investment 3 .3%
Shares
U.S. Treasury Obligation 3.3%
U.S. Treasury Bills, 4.05%,
2/5/2026 53,000,000 52,480,834
(cost $52,438,695)
Total Short-Term Investment
(cost $52,438,695) 52,480,834
Repurchase Agreements 1 .6%
Principal
Amount ($)
CF Secured, LLC,
4.13%, dated
10/31/2025, due
11/3/2025, repurchase
price $6,375,200,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
11/30/2025 - 2/15/2055;
total market value
$6,502,704.(b)(c) 6,373,007 6,373,007
Repurchase Agreements
Principal
Amount ($) Value ($)
Marex Capital Markets, Inc.,
4.24%, dated
10/31/2025, due
11/3/2025, repurchase
price $20,007,067,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.75%, maturing
11/4/2025 - 2/15/2055;
total market value
$20,407,208.(b)(c) 20,000,000 20,000,000
Total Repurchase Agreements
(cost $26,373,007) 26,373,007
Total Investments
(cost $667,885,868) — 97.2% 1,553,661,394
Other assets in excess of liabilities — 2.8% 45,022,920
NET ASSETS — 100.0%
$ 1,598,684,314
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2025. The total value of securities on loan
as of October 31, 2025 was $38,682,041, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $26,373,007 and by
$13,276,047 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.13%, and maturity dates ranging from 12/4/2025 -
5/15/2055, a total value of $39,649,054.
(b) Security was purchased with cash collateral held
from securities on loan. The total value of securities
purchased with cash collateral as of October 31, 2025 was
$26,373,007.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar

16 - Statement of Investments - October 31, 2025 - Nationwide BNY Mellon Dynamic U.S. Core Fund
Futures contracts outstanding as of October 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 6 12/2025 USD 2,062,200 22,579
U.S. Treasury Long Bond 1,362 12/2025 USD 159,779,625 4,365,545
Net contracts 4,388,124
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund - October 31, 2025 - Statement of Investments - 17
Common Stocks 89.5%
Shares Value ($)
Aerospace & Defense 3.4%
Howmet Aerospace, Inc. 18,669 3,844,881
L3Harris Technologies, Inc. 56,241 16,259,273
Northrop Grumman Corp. 8,650 5,046,842
25,150,996
Air Freight & Logistics 0.5%
FedEx Corp. 14,036 3,562,618
Automobiles 0.7%
Ford Motor Co. 386,720 5,077,634
Banks 10.5%
Bank of America Corp. 356,681 19,064,599
Citigroup, Inc. 122,803 12,431,348
Columbia Banking System,
Inc. 136,233 3,651,044
Comerica, Inc. 88,962 6,805,593
First Horizon Corp. 425,281 9,084,002
JPMorgan Chase & Co. 86,898 27,035,706
78,072,292
Biotechnology 0.8%
Gilead Sciences, Inc. 50,981 6,107,014
Broadline Retail 2.4%
Amazon.com, Inc.* 71,779 17,529,867
Building Products 1.4%
Carlisle Cos., Inc. 20,171 6,556,583
Fortune Brands Innovations,
Inc. 70,621 3,587,547
10,144,130
Capital Markets 2.5%
Charles Schwab Corp. (The) 36,222 3,423,703
Goldman Sachs Group, Inc.
(The) 10,381 8,194,450
Morgan Stanley 43,135 7,074,140
18,692,293
Chemicals 0.0%
†
Solstice Advanced Materials,
Inc.* 5,259 237,023
Communications Equipment 3.8%
Cisco Systems, Inc. 386,767 28,276,535
Construction Materials 2.4%
CRH plc 150,247 17,894,418
Consumer Finance 1.4%
Capital One Financial Corp. 48,851 10,746,732
Containers & Packaging 1.3%
International Paper Co. 176,696 6,827,534
Packaging Corp. of America 16,157 3,162,894
9,990,428
Diversified Telecommunication Services 0.7%
AT&T, Inc. 199,956 4,948,911
Electric Utilities 0.8%
Constellation Energy Corp. 15,839 5,971,303
Electrical Equipment 2.0%
Emerson Electric Co. 28,764 4,014,592
Hubbell, Inc., Class B(a) 23,015 10,817,050
14,831,642
Electronic Equipment, Instruments & Components 1.1%
TE Connectivity plc 32,782 8,097,482
Common Stocks
Shares Value ($)
Entertainment 0.7%
Walt Disney Co. (The) 45,687 5,145,270
Financial Services 4.6%
Berkshire Hathaway, Inc.,
Class B* 53,502 25,549,345
Voya Financial, Inc. 114,198 8,503,183
34,052,528
Ground Transportation 1.8%
CSX Corp. 368,910 13,288,138
Health Care Equipment & Supplies 2.9%
Alcon AG CHF(a) 46,562 3,440,466
Medtronic plc 201,717 18,295,732
21,736,198
Health Care Providers & Services 5.0%
Elevance Health, Inc. 14,833 4,705,028
Humana, Inc. 30,448 8,470,329
Labcorp Holdings, Inc. 29,212 7,418,680
UnitedHealth Group, Inc. 49,072 16,761,032
37,355,069
Hotels, Restaurants & Leisure 1.4%
Las Vegas Sands Corp. 125,006 7,419,106
Royal Caribbean Cruises Ltd. 10,910 3,129,315
10,548,421
Industrial Conglomerates 0.6%
Honeywell International, Inc. 21,039 4,235,782
Insurance 6.0%
American International Group,
Inc. 78,586 6,205,151
Aon plc, Class A 43,677 14,879,880
Assurant, Inc. 94,852 20,082,065
Old Republic International
Corp.(a) 97,469 3,846,127
45,013,223
IT Services 0.9%
International Business
Machines Corp. 22,627 6,955,766
Life Sciences Tools & Services 2.1%
Danaher Corp. 24,690 5,317,732
Thermo Fisher Scientific, Inc. 18,293 10,379,265
15,696,997
Machinery 2.6%
Caterpillar, Inc. 15,320 8,843,623
Cummins, Inc. 8,228 3,601,231
Dover Corp. 37,252 6,759,748
19,204,602
Media 1.1%
Omnicom Group, Inc. 113,382 8,505,918
Metals & Mining 2.9%
Alcoa Corp. 139,146 5,119,181
Freeport-McMoRan, Inc. 243,127 10,138,396
Newmont Corp. 77,913 6,308,616
21,566,193
Multi-Utilities 0.7%
Dominion Energy, Inc.(a) 84,893 4,982,370
Oil, Gas & Consumable Fuels 9.5%
Chevron Corp. 79,696 12,569,653
Diamondback Energy, Inc. 39,969 5,723,161

18 - Statement of Investments - October 31, 2025 - Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
EQT Corp. 128,544 6,887,388
Exxon Mobil Corp. 165,887 18,970,837
Marathon Petroleum Corp. 68,778 13,405,520
Permian Resources Corp.,
Class A 251,787 3,162,445
Phillips 66 75,337 10,256,379
70,975,383
Passenger Airlines 1.0%
Delta Air Lines, Inc. 126,514 7,259,373
Personal Care Products 1.0%
Estee Lauder Cos., Inc. (The),
Class A 75,701 7,319,530
Pharmaceuticals 5.1%
Bristol-Myers Squibb Co. 110,163 5,075,210
Johnson & Johnson 145,807 27,538,568
Pfizer, Inc. 222,176 5,476,638
38,090,416
Semiconductors & Semiconductor Equipment 1.6%
Applied Materials, Inc. 52,446 12,225,163
Software 1.0%
Dolby Laboratories, Inc., Class
A 114,647 7,603,389
Specialized REITs 0.8%
Weyerhaeuser Co. 261,626 6,017,398
Trading Companies & Distributors 0.5%
Ferguson Enterprises, Inc. 15,118 3,756,823
Total Common Stocks
(cost $525,328,736) 666,865,268
Purchased Options 0.4%
Number of
Contracts
Call Options 0.4%
Future Equity Index Options: 0.4%
S&P 500 E-Mini Index
11/21/2025 at USD
6,775.00, European Style
Notional Amount: USD
74,582,900
Exchange Traded
*
217 1,738,712
S&P 500 E-Mini Index
12/19/2025 at USD
7,000.00, American Style
Notional Amount: USD
74,582,900
Exchange Traded
*
217 946,663
Total Purchased Options
(cost $1,430,051) 2,685,375
Short-Term Investment 3.4%
Shares
U.S. Treasury Obligation 3.4%
U.S. Treasury Bills, 4.05%,
2/5/2026 26,000,000 25,745,315
Total Short-Term Investment
(cost $25,724,643) 25,745,315
Repurchase Agreements 0.6%
Principal
Amount ($) Value ($)
CF Secured, LLC,
4.13%, dated
10/31/2025, due
11/3/2025, repurchase
price $3,301,782,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
11/30/2025 - 2/15/2055;
total market value
$3,367,818.(b)(c) 3,300,646 3,300,646
Marex Capital Markets, Inc.,
4.24%, dated
10/31/2025, due
11/3/2025, repurchase
price $1,000,353,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.75%, maturing
11/4/2025 - 2/15/2055;
total market value
$1,020,360.(b)(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $4,300,646) 4,300,646
Total Investments
(cost $556,784,076) — 93.9% 699,596,604
Other assets in excess of liabilities — 6.1% 45,695,918
NET ASSETS — 100.0%
$ 745,292,522
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2025. The total value of securities on loan as of
October 31, 2025 was $4,207,124, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $4,300,646.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2025 was $4,300,646.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Currency:
CHF Switzerland Franc
USD United States Dollar

Nationwide BNY Mellon Dynamic U.S. Equity Income Fund - October 31, 2025 - Statement of Investments - 19
Futures contracts outstanding as of October 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 Value E-Mini Index 602 12/2025 USD 60,765,880 491,845
U.S. Treasury Long Bond 644 12/2025 USD 75,549,250 2,064,178
Total long contracts 2,556,023
Short Contracts
S&P 500 E-Mini Index (173) 12/2025 USD (59,460,100) (769,329)
Total short contracts (769,329)
Net contracts 1,786,694
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

20 - Statement of Investments - October 31, 2025 - Nationwide Fund
Common Stocks 100 .2%
Shares Value ($)
Aerospace & Defense 1 .4%
Howmet Aerospace, Inc. 123,377 25,409,493
Banks 3 .8%
Bank of America Corp. 637,864 34,093,831
Wells Fargo & Co. 404,384 35,169,276
69,263,107
Beverages 1 .0%
PepsiCo, Inc. 123,019 17,971,846
Biotechnology 1 .9%
AbbVie, Inc. 157,022 34,237,077
Broadline Retail 5 .9%
Amazon.com, Inc.* 440,474 107,572,560
Building Products 1 .3%
Trane Technologies plc 53,719 24,101,029
Capital Markets 3 .0%
Morgan Stanley 228,532 37,479,248
S&P Global, Inc. 34,264 16,693,763
54,173,011
Chemicals 2 .3%
Ecolab, Inc. 78,473 20,120,477
Linde plc 51,904 21,711,443
41,831,920
Commercial Services & Supplies 0 .7%
Waste Connections, Inc. 80,248 13,455,985
Construction Materials 1 .3%
Martin Marietta Materials, Inc. 37,689 23,107,126
Consumer Finance 1 .4%
American Express Co. 73,993 26,691,495
Consumer Staples Distribution & Retail 1 .6%
Costco Wholesale Corp. 13,978 12,740,248
Walmart, Inc. 165,462 16,741,445
29,481,693
Electric Utilities 3 .0%
NextEra Energy, Inc. 278,729 22,688,541
Southern Co. (The) 338,879 31,868,181
54,556,722
Electrical Equipment 1 .5%
Eaton Corp. plc 71,820 27,403,639
Entertainment 1 .6%
Walt Disney Co. (The) 253,584 28,558,630
Financial Services 2 .7%
Mastercard, Inc., Class A 90,606 50,013,606
Food Products 0 .6%
Mondelez International, Inc.,
Class A 204,238 11,735,516
Ground Transportation 2 .3%
Canadian Pacific Kansas City
Ltd. 199,468 14,351,723
CSX Corp. 510,517 18,388,822
Old Dominion Freight Line, Inc. 70,229 9,861,556
42,602,101
Health Care Equipment & Supplies 2 .2%
Boston Scientific Corp.* 228,538 23,018,348
Stryker Corp. 46,997 16,742,211
39,760,559
Common Stocks
Shares Value ($)
Health Care Providers & Services 1 .7%
UnitedHealth Group, Inc. 91,159 31,136,268
Hotels, Restaurants & Leisure 4 .1%
Booking Holdings, Inc. 6,303 32,004,995
Hilton Worldwide Holdings,
Inc. 70,617 18,145,744
McDonald's Corp. 85,594 25,543,818
75,694,557
Insurance 2 .0%
Arthur J Gallagher & Co. 66,325 16,547,424
Progressive Corp. (The) 100,055 20,611,330
37,158,754
Interactive Media & Services 9 .2%
Alphabet, Inc., Class C 327,894 92,407,087
Meta Platforms, Inc., Class A 117,299 76,050,807
168,457,894
Life Sciences Tools & Services 1 .2%
Thermo Fisher Scientific, Inc. 39,562 22,447,083
Oil, Gas & Consumable Fuels 2 .4%
ConocoPhillips 136,092 12,093,135
Exxon Mobil Corp. 275,517 31,508,124
43,601,259
Pharmaceuticals 2 .8%
Eli Lilly & Co. 20,797 17,944,900
Johnson & Johnson 178,469 33,707,440
51,652,340
Semiconductors & Semiconductor Equipment 18 .1%
ASML Holding NV
(Registered), ADR-NL 14,870 15,750,750
Broadcom, Inc. 163,552 60,453,726
NVIDIA Corp. 981,115 198,665,977
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 93,368 28,050,548
Texas Instruments, Inc. 171,935 27,760,625
330,681,626
Software 11 .1%
Cadence Design Systems,
Inc.* 35,807 12,127,473
Intuit, Inc. 22,266 14,863,668
Microsoft Corp. 306,673 158,798,346
ServiceNow, Inc.* 18,860 17,337,621
203,127,108
Specialty Retail 2 .4%
Lowe's Cos., Inc. 123,755 29,469,778
TJX Cos., Inc. (The) 107,991 15,133,859
44,603,637
Technology Hardware, Storage & Peripherals 5 .7%
Apple, Inc. 384,222 103,882,102
Total Investments
(cost $1,356,978,548) — 100.2% 1,834,369,743
Liabilities in excess of other assets — (0.2)% (4,214,480)
NET ASSETS — 100.0%
$ 1,830,155,263

Nationwide Fund - October 31, 2025 - Statement of Investments - 21
* Denotes a non-income producing security.
ADR American Depositary Receipt
NL Netherlands
TW Taiwan
The accompanying notes are an integral part of these financial statements.

22 - Statement of Investments - October 31, 2025 - Nationwide Geneva Mid Cap Growth Fund
Common Stocks 95 .8%
Shares Value ($)
Aerospace & Defense 8 .8%
Axon Enterprise, Inc.* 16,583 12,142,570
HEICO Corp., Class A 45,429 11,254,126
23,396,696
Building Products 2 .7%
Advanced Drainage Systems,
Inc.(a) 45,418 6,360,791
Fortune Brands Innovations,
Inc. 18,727 951,332
7,312,123
Capital Markets 3 .9%
Intercontinental Exchange, Inc. 40,932 5,987,942
Raymond James Financial,
Inc. 27,637 4,385,163
10,373,105
Commercial Services & Supplies 6 .8%
Copart, Inc.* 189,182 8,136,718
Rollins, Inc. 173,892 10,017,918
18,154,636
Construction & Engineering 0 .9%
API Group Corp.* 66,774 2,458,619
Construction Materials 1 .9%
Vulcan Materials Co. 17,954 5,197,683
Distributors 1 .8%
Pool Corp.(a) 17,637 4,710,137
Electrical Equipment 0 .4%
Generac Holdings, Inc.* 6,034 1,013,833
Electronic Equipment, Instruments & Components 9 .7%
Amphenol Corp., Class A 94,002 13,098,239
Cognex Corp. 19,427 804,084
Keysight Technologies, Inc.* 52,693 9,640,711
Trimble, Inc.*(a) 29,990 2,391,702
25,934,736
Financial Services 0 .8%
Fiserv, Inc.* 33,229 2,216,042
Food Products 0 .4%
Freshpet, Inc.* 21,604 1,063,133
Ground Transportation 1 .3%
Old Dominion Freight Line, Inc. 24,988 3,508,815
Health Care Equipment & Supplies 7 .8%
Align Technology, Inc.* 8,855 1,220,927
Cooper Cos., Inc. (The)* 30,087 2,103,382
Dexcom, Inc.* 44,495 2,590,499
IDEXX Laboratories, Inc.* 12,484 7,858,803
STERIS plc 30,474 7,182,722
20,956,333
Health Care Providers & Services 1 .6%
HealthEquity, Inc.* 44,792 4,236,427
Health Care Technology 1 .0%
Veeva Systems, Inc., Class A* 9,509 2,769,021
Household Products 1 .7%
Church & Dwight Co., Inc. 52,918 4,640,379
Insurance 2 .0%
Ryan Specialty Holdings, Inc.,
Class A(a) 95,975 5,259,430
Common Stocks
Shares Value ($)
IT Services 2 .8%
EPAM Systems, Inc.* 18,067 2,954,677
Gartner, Inc.* 17,879 4,440,071
7,394,748
Life Sciences Tools & Services 1 .8%
Charles River Laboratories
International, Inc.* 3,699 666,079
Repligen Corp.* 27,613 4,115,994
4,782,073
Machinery 1 .9%
IDEX Corp. 29,781 5,106,250
Professional Services 5 .7%
Broadridge Financial
Solutions, Inc. 27,634 6,090,534
SS&C Technologies Holdings,
Inc. 23,935 2,032,560
Verisk Analytics, Inc., Class A 32,443 7,097,231
15,220,325
Real Estate Management & Development 1 .9%
CoStar Group, Inc.* 74,972 5,158,823
Semiconductors & Semiconductor Equipment 2 .6%
Monolithic Power Systems,
Inc. 6,903 6,937,515
Software 15 .9%
Bentley Systems, Inc., Class B 52,717 2,679,605
BlackLine, Inc.* 16,846 964,433
Cadence Design Systems,
Inc.* 28,414 9,623,538
Datadog, Inc., Class A* 28,694 4,671,670
HubSpot, Inc.* 11,168 5,493,763
Intuit, Inc. 8,859 5,913,825
Roper Technologies, Inc. 12,378 5,522,445
Tyler Technologies, Inc.* 16,350 7,786,851
42,656,130
Specialty Retail 8 .0%
Burlington Stores, Inc.* 23,643 6,468,489
O'Reilly Automotive, Inc.* 124,607 11,767,885
Ulta Beauty, Inc.* 6,058 3,149,433
21,385,807
Trading Companies & Distributors 1 .7%
Watsco, Inc.(a) 12,134 4,465,433
Total Common Stocks
(cost $134,961,125) 256,308,252
Rights 0 .0%
†
Number of
Rights
Health Care Equipment & Supplies 0 .0%
†
ABIOMED, Inc., CVR*^∞ 15,020 0
Total Rights
(cost $15,320) 0

Nationwide Geneva Mid Cap Growth Fund - October 31, 2025 - Statement of Investments - 23
Repurchase Agreement 4 .7%
Principal
Amount ($) Value ($)
CF Secured, LLC,
4.13%, dated
10/31/2025, due
11/3/2025, repurchase
price $12,477,307,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
11/30/2025 - 2/15/2055;
total market value
$12,726,853.(b)(c) 12,473,015 12,473,015
Total Repurchase Agreement
(cost $12,473,015) 12,473,015
Total Investments
(cost $147,449,460) — 100.5% 268,781,267
Liabilities in excess of other assets — (0.5)% (1,212,736)
NET ASSETS — 100.0%
$ 267,568,531
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2025. The total value of securities on loan
as of October 31, 2025 was $15,979,895, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $12,473,015 and by
$3,597,563 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.13%, and maturity dates ranging from 12/4/2025 -
8/15/2054, a total value of $16,070,578.
(b) Security was purchased with cash collateral held
from securities on loan. The total value of securities
purchased with cash collateral as of October 31, 2025 was
$12,473,015.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
The accompanying notes are an integral part of these financial statements.

24 - Statement of Investments - October 31, 2025 - Nationwide GQG US Quality Equity Fund
Common Stocks 95 .7%
Shares Value ($)
Beverages 3 .2%
Coca-Cola Co. (The) 111,693 7,695,648
Capital Markets 2 .6%
CME Group, Inc. 23,494 6,237,422
Consumer Staples Distribution & Retail 2 .3%
Kroger Co. (The) 87,641 5,576,597
Diversified Telecommunication Services 9 .1%
AT&T, Inc. 466,838 11,554,241
Verizon Communications, Inc. 264,687 10,518,661
22,072,902
Electric Utilities 18 .5%
American Electric Power Co.,
Inc. 109,416 13,158,368
Duke Energy Corp.(a) 63,550 7,899,265
Exelon Corp. 162,067 7,474,530
NextEra Energy, Inc. 80,975 6,591,365
PPL Corp. 105,990 3,870,755
Xcel Energy, Inc.(a) 71,631 5,814,288
44,808,571
Financial Services 2 .2%
Visa, Inc., Class A 15,696 5,348,255
Gas Utilities 1 .2%
Atmos Energy Corp.(a) 16,853 2,893,997
Health Care Providers & Services 4 .3%
Cigna Group (The) 42,583 10,407,711
Insurance 14 .1%
Allstate Corp. (The) 31,561 6,044,563
American International Group,
Inc. 138,666 10,949,067
Cincinnati Financial Corp. 40,791 6,305,881
Progressive Corp. (The) 53,589 11,039,334
34,338,845
Interactive Media & Services 2 .0%
Meta Platforms, Inc., Class A 7,474 4,845,768
Multi-Utilities 3 .8%
CenterPoint Energy, Inc.(a) 139,128 5,320,255
DTE Energy Co. 28,253 3,829,411
9,149,666
Oil, Gas & Consumable Fuels 9 .1%
Chevron Corp. 32,584 5,139,148
Enbridge, Inc. 124,237 5,791,929
Exxon Mobil Corp. 97,613 11,163,023
22,094,100
Pharmaceuticals 6 .6%
Johnson & Johnson 51,223 9,674,488
Novartis AG, ADR 51,253 6,344,609
16,019,097
Software 2 .8%
Microsoft Corp. 13,290 6,881,695
Tobacco 12 .4%
Altria Group, Inc. 190,476 10,739,037
Philip Morris International, Inc. 133,581 19,279,746
30,018,783
Common Stocks
Shares Value ($)
Water Utilities 1 .5%
American Water Works Co.,
Inc. 28,484 3,658,200
Total Common Stocks
(cost $227,115,110) 232,047,257
Repurchase Agreements 1 .5%
Principal
Amount ($)
CF Secured, LLC,
4.13%, dated
10/31/2025, due
11/3/2025, repurchase
price $3,481,961,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
11/30/2025 - 2/15/2055;
total market value
$3,551,600.(b)(c) 3,480,763 3,480,763
Deutsche Bank Securities,
Inc.,
4.14%, dated 10/31/2025,
due 11/3/2025,
repurchase price $67,958,
collateralized by U.S.
Government Treasury
Securities, ranging from
3.63% - 5.38%, maturing
2/15/2031 - 2/15/2044;
total market value
$69,294.(b)(c) 67,935 67,935
Total Repurchase Agreements
(cost $3,548,698) 3,548,698
Total Investments
(cost $230,663,808) — 97.2% 235,595,955
Other assets in excess of liabilities — 2.8% 6,833,107
NET ASSETS — 100.0%
$ 242,429,062

Nationwide GQG US Quality Equity Fund - October 31, 2025 - Statement of Investments - 25
(a) The security or a portion of this security is on loan as of
October 31, 2025. The total value of securities on loan
as of October 31, 2025 was $16,823,449, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $3,548,698 and by
$13,973,480 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.13%, and maturity dates ranging from 12/4/2025 -
8/15/2054, a total value of $17,522,178.
(b) Security was purchased with cash collateral held
from securities on loan. The total value of securities
purchased with cash collateral as of October 31, 2025 was
$3,548,698.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

26 - Statement of Investments - October 31, 2025 - Nationwide Loomis All Cap Growth Fund
Common Stocks 99 .5%
Shares Value ($)
Aerospace & Defense 3 .7%
Boeing Co. (The)* 42,308 8,504,754
Air Freight & Logistics 0 .8%
Expeditors International of
Washington, Inc. 15,043 1,833,742
Automobile Components 0 .5%
Mobileye Global, Inc., Class A* 92,500 1,216,375
Automobiles 7 .6%
Tesla, Inc.* 38,256 17,466,159
Beverages 3 .4%
Boston Beer Co., Inc. (The),
Class A* 4,219 873,291
Monster Beverage Corp.* 103,887 6,942,768
7,816,059
Biotechnology 5 .9%
Alnylam Pharmaceuticals, Inc.* 17,178 7,833,855
CRISPR Therapeutics AG*(a) 19,399 1,241,342
Regeneron Pharmaceuticals,
Inc. 6,745 4,396,391
13,471,588
Broadline Retail 6 .0%
Alibaba Group Holding Ltd.,
ADR-CN(a) 4,104 699,445
Amazon.com, Inc.* 53,849 13,151,003
13,850,448
Capital Markets 2 .6%
FactSet Research Systems,
Inc. 4,747 1,266,499
MSCI, Inc., Class A 3,936 2,316,533
SEI Investments Co. 29,639 2,389,200
5,972,232
Entertainment 8 .1%
Netflix, Inc.* 12,571 14,065,189
Walt Disney Co. (The) 40,778 4,592,418
18,657,607
Financial Services 4 .9%
Block, Inc., Class A* 22,863 1,736,216
PayPal Holdings, Inc.* 21,327 1,477,321
Visa, Inc., Class A(a) 23,279 7,932,087
11,145,624
Health Care Equipment & Supplies 1 .1%
Intuitive Surgical, Inc.* 4,479 2,393,040
Health Care Technology 4 .0%
Doximity, Inc., Class A* 72,594 4,791,204
Veeva Systems, Inc., Class A* 14,810 4,312,672
9,103,876
Hotels, Restaurants & Leisure 2 .2%
Starbucks Corp. 30,445 2,462,087
Yum China Holdings, Inc. 29,252 1,265,442
Yum! Brands, Inc. 10,104 1,396,474
5,124,003
Interactive Media & Services 13 .0%
Alphabet, Inc., Class A 52,474 14,755,164
Meta Platforms, Inc., Class A 23,257 15,078,676
29,833,840
Common Stocks
Shares Value ($)
IT Services 2 .9%
Shopify, Inc., Class A* 37,712 6,556,608
Life Sciences Tools & Services 0 .7%
Illumina, Inc.* 12,876 1,590,701
Machinery 1 .0%
Deere & Co. 4,744 2,189,973
Pharmaceuticals 2 .4%
Novartis AG, ADR 12,053 1,492,041
Novo Nordisk A/S, ADR-DK 49,978 2,471,912
Roche Holding AG, ADR(a) 36,429 1,471,731
5,435,684
Semiconductors & Semiconductor Equipment 14 .8%
ARM Holdings plc, ADR*(a) 30,859 5,240,476
NVIDIA Corp. 128,233 25,965,900
QUALCOMM, Inc. 15,138 2,738,464
33,944,840
Software 13 .7%
Autodesk, Inc.* 18,633 5,614,868
Microsoft Corp. 12,412 6,427,058
Oracle Corp. 50,445 13,247,361
Salesforce, Inc. 12,776 3,326,998
Workday, Inc., Class A* 12,017 2,883,119
31,499,404
Textiles, Apparel & Luxury Goods 0 .2%
Under Armour, Inc., Class
A*(a) 120,247 554,339
Total Common Stocks
(cost $81,418,928) 228,160,896
Repurchase Agreements 2 .2%
Principal
Amount ($)
CF Secured, LLC,
4.13%, dated
10/31/2025, due
11/3/2025, repurchase
price $3,547,544,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
11/30/2025 - 2/15/2055;
total market value
$3,618,495.(b)(c) 3,546,323 3,546,323

Nationwide Loomis All Cap Growth Fund - October 31, 2025 - Statement of Investments - 27
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets,
4.17%, dated
10/31/2025, due
11/3/2025, repurchase
price $1,500,521,
collateralized by U.S.
Government Agency
Securities, ranging from
0.01% - 5.15%, maturing
7/25/2036 - 11/25/2055;
total market value
$1,530,532.(b)(c) 1,500,000 1,500,000
Total Repurchase Agreements
(cost $5,046,323) 5,046,323
Total Investments
(cost $86,465,251) — 101.7% 233,207,219
Liabilities in excess of other assets — (1.7)% (3,973,493)
NET ASSETS — 100.0%
$ 229,233,726
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2025. The total value of securities on loan as of
October 31, 2025 was $5,093,123, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $5,046,323 and by $79,578 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.13%, and maturity dates ranging from
12/4/2025 - 8/15/2054, a total value of $5,125,901.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2025 was $5,046,323.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CN China
DK Denmark
The accompanying notes are an integral part of these financial statements.

28 - Statement of Investments - October 31, 2025 - Nationwide WCM Focused Small Cap Fund
Common Stocks 98 .9%
Shares Value ($)
Aerospace & Defense 4 .2%
Cadre Holdings, Inc.(a) 93,213 3,957,824
Automobile Components 3 .2%
Dorman Products, Inc.*(a) 22,476 3,014,706
Building Products 9 .1%
American Woodmark Corp.* 32,260 2,055,930
CSW Industrials, Inc.(a) 9,982 2,499,692
Hayward Holdings, Inc.* 237,528 4,030,850
8,586,472
Capital Markets 2 .9%
Virtus Investment Partners,
Inc. 17,040 2,774,453
Chemicals 11 .1%
Ashland, Inc. 30,758 1,504,066
Element Solutions, Inc. 217,583 5,813,818
Quaker Chemical Corp. 23,137 3,213,498
10,531,382
Electronic Equipment, Instruments & Components 10 .4%
Cognex Corp. 69,279 2,867,458
ePlus, Inc. 62,126 4,545,138
Insight Enterprises, Inc.* 24,586 2,458,600
9,871,196
Ground Transportation 2 .8%
Landstar System, Inc. 20,258 2,601,735
Health Care Equipment & Supplies 3 .8%
ICU Medical, Inc.* 29,893 3,589,850
Health Care Providers & Services 14 .7%
Addus HomeCare Corp.* 63,308 7,400,072
Ensign Group, Inc. (The) 20,871 3,758,867
Pennant Group, Inc. (The)* 112,367 2,778,836
13,937,775
Hotels, Restaurants & Leisure 2 .7%
Wyndham Hotels & Resorts,
Inc.(a) 35,249 2,588,334
Insurance 6 .9%
Skyward Specialty Insurance
Group, Inc.* 62,847 2,865,195
White Mountains Insurance
Group Ltd.(a) 1,924 3,664,373
6,529,568
Leisure Products 2 .8%
YETI Holdings, Inc.*(a) 76,497 2,600,133
Machinery 4 .1%
Hillman Solutions Corp.* 421,780 3,888,812
Personal Care Products 2 .6%
Interparfums, Inc.(a) 27,174 2,422,562
Professional Services 11 .3%
CBIZ, Inc.* 46,945 2,581,975
ICF International, Inc. 32,362 2,598,022
Verra Mobility Corp., Class A* 239,130 5,550,207
10,730,204
Real Estate Management & Development 5 .5%
Cushman & Wakefield plc* 328,482 5,157,167
Common Stocks
Shares Value ($)
Specialty Retail 0 .8%
America's Car-Mart, Inc.* 32,087 713,615
Total Common Stocks
(cost $73,620,356) 93,495,788
Repurchase Agreements 5 .3%
Principal
Amount ($)
CF Secured, LLC,
4.13%, dated
10/31/2025, due
11/3/2025, repurchase
price $3,477,184,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
11/30/2025 - 2/15/2055;
total market value
$3,546,727.(b)(c) 3,475,988 3,475,988
Deutsche Bank Securities,
Inc.,
4.14%, dated 10/31/2025,
due 11/3/2025,
repurchase price
$517,650, collateralized
by U.S. Government
Treasury Securities,
ranging from 3.63%
- 5.38%, maturing
2/15/2031 - 2/15/2044;
total market value
$527,821.(b)(c) 517,472 517,472
Marex Capital Markets, Inc.,
4.24%, dated
10/31/2025, due
11/3/2025, repurchase
price $1,000,353,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.75%, maturing
11/4/2025 - 2/15/2055;
total market value
$1,020,360.(b)(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $4,993,460) 4,993,460
Total Investments
(cost $78,613,816) — 104.2% 98,489,248
Liabilities in excess of other assets — (4.2)% (3,924,970)
NET ASSETS — 100.0%
$ 94,564,278

Nationwide WCM Focused Small Cap Fund - October 31, 2025 - Statement of Investments - 29
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2025. The total value of securities on loan as of
October 31, 2025 was $10,322,517, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $4,993,460 and by $5,697,250 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.13% - 6.13%, and maturity
dates ranging from 1/31/2026 - 8/15/2054, a total value of
$10,690,709.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2025 was $4,993,460.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
The accompanying notes are an integral part of these financial statements.

30 - Statements of Assets and Liabilities - October 31, 2025 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard
Cognitive Value
Fund
Assets:
Investment securities, at value
*
$ 107,586,030
Repurchase agreements, at value 10,988,602
Cash 875,577
Deposits with broker for futures contracts —
Interest and dividends receivable 39,782
Security lending income receivable 2,720
Receivable for investments sold 1,193,393
Receivable for capital shares issued 62,449
Reclaims receivable —
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 23,132
Total Assets 120,771,685
Liabilities:
Payable for investments purchased 1,365,267
Payable for capital shares redeemed 9,000
Payable for variation margin on futures contracts —
Payable upon return of securities loaned (Note 2) 10,988,602
Accrued expenses and other payables:
Investment advisory fees 69,756
Fund administration fees 21,864
Distribution fees 207
Administrative servicing fees 384
Accounting and transfer agent fees 1,575
Trustee fees 359
Custodian fees 742
Compliance program costs (Note 3) 6
Professional fees 15,560
Printing fees 1,818
Other 1,850
Total Liabilities 12,476,990
Commitments and contingencies (Note 3) —
Net Assets $ 108,294,695
* Includes value of securities on loan (Note 2) 13,925,632
Cost of investment securities 86,489,896
Cost of repurchase agreements 10,988,602
Represented by:
Capital $ 76,457,845
Total distributable earnings (loss) 31,836,850
Net Assets $ 108,294,695

Equity Funds - October 31, 2025 - Statements of Assets and Liabilities - 31
Nationwide Bailard
Technology &
Science Fund
Nationwide BNY
Mellon Dynamic
U.S. Core Fund
Nationwide BNY
Mellon Dynamic
U.S. Equity Income
Fund Nationwide Fund
Nationwide Geneva
Mid Cap Growth
Fund
$ 212,590,697 $ 1,527,288,387 $ 695,295,958 $ 1,834,369,743 $ 256,308,252
269,142 26,373,007 4,300,646 — 12,473,015
687,557 66,661,776 48,332,147 14,757,256 11,468,604
— 5,638,007 3,122,999 — —
18,594 883,569 411,753 1,087,435 33,118
1,092 9,148 3,589 — 1,357
754,955 — 1,152,098 6,163,851 1,797,805
55,886 22,087 263,945 140,335 228,453
— — 5,946 — —
— 15,655 58,706 — —
23,199 37,303 20,351 30,850 23,762
214,401,122 1,626,928,939 752,968,138 1,856,549,470 282,334,366
— — 2,392,461 22,995,937 1,531,785
36,846 466,259 303,914 2,309,881 352,806
— 377,513 94,330 — —
269,142 26,373,007 4,300,646 — 12,473,015
134,092 602,632 379,723 742,687 149,385
24,735 65,630 40,830 73,766 26,298
2,226 16,627 55,342 45,758 15,019
3,836 156,289 3,287 112,016 39,740
3,142 63,627 48,181 22,785 7,118
670 5,056 2,405 5,844 890
1,555 9,008 4,131 12,227 2,357
3 71 35 22 3
15,564 22,158 17,721 20,157 16,217
3,728 79,683 30,107 47,777 141,312
1,951 7,065 2,503 5,350 9,890
497,490 28,244,625 7,675,616 26,394,207 14,765,835
— — — — —
$ 213,903,632 $ 1,598,684,314 $ 745,292,522 $ 1,830,155,263 $ 267,568,531
13,271,692 38,682,041 4,207,124 — 15,979,895
54,909,861 641,512,861 552,483,430 1,356,978,548 134,976,445
269,142 26,373,007 4,300,646 — 12,473,015
$ 35,748,951 $ 660,720,493 $ 547,444,709 $ 991,103,552 $ 130,774,361
178,154,681 937,963,821 197,847,813 839,051,711 136,794,170
$ 213,903,632 $ 1,598,684,314 $ 745,292,522 $ 1,830,155,263 $ 267,568,531

32 - Statements of Assets and Liabilities - October 31, 2025 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard
Cognitive Value
Fund
Net Assets:
Class A Shares $ 968,078
Class K Shares —
Class M Shares 107,161,843
Class R Shares —
Class R6 Shares 14,981
Eagle Class Shares —
Institutional Service Class Shares 149,793
Total $ 108,294,695
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 60,689
Class K Shares —
Class M Shares 6,648,403
Class R Shares —
Class R6 Shares 930
Eagle Class Shares —
Institutional Service Class Shares 9,267
Total 6,719,289
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 15 .95 (a)
Class K Shares $ —
Class M Shares $ 16 .12
Class R Shares $ —
Class R6 Shares $ 16 .11
Eagle Class Shares $ —
Institutional Service Class Shares $ 16 .16
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 16 .92
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Equity Funds - October 31, 2025 - Statements of Assets and Liabilities - 33
Nationwide Bailard
Technology &
Science Fund
Nationwide BNY
Mellon Dynamic
U.S. Core Fund
Nationwide BNY
Mellon Dynamic
U.S. Equity Income
Fund Nationwide Fund
Nationwide Geneva
Mid Cap Growth
Fund
$ 10,657,216 $ 78,271,391 $ 3,137,641 $ 217,469,994 $ 68,462,053
— — 643,841,221 — —
191,964,162 — — — —
— 580,124 — 124,973 —
3,975,044 381,116,575 82,865,188 390,460,723 89,222,407
— 1,064,901,572 9,861 — —
7,307,210 73,814,652 15,438,611 1,222,099,573 109,884,071
$ 213,903,632 $ 1,598,684,314 $ 745,292,522 $ 1,830,155,263 $ 267,568,531
324,130 4,596,397 84,209 5,996,795 5,839,605
— — 17,279,943 — —
5,088,458 — — — —
— 35,982 — 3,632 —
105,924 20,208,536 2,225,212 11,143,250 6,092,504
— 55,862,218 265 — —
196,234 3,875,664 414,606 34,875,512 7,880,294
5,714,746 84,578,797 20,004,235 52,019,189 19,812,403
$ 32 .88 (a) $ 17 .03 (a) $ 37 .26 (a) $ 36 .26 (a) $ 11 .72 (a)
$ — $ — $ 37 .26 $ — $ —
$ 37 .73 $ — $ — $ — $ —
$ — $ 16 .12 $ — $ 34 .41 $ —
$ 37 .53 $ 18 .86 $ 37 .24 $ 35 .04 $ 14 .64
$ — $ 19 .06 $ 37 .21 $ — $ —
$ 37 .24 $ 19 .05 $ 37 .24 $ 35 .04 $ 13 .94
$ 34 .89 $ 18 .07 $ 39 .53 $ 38 .47 $ 12 .44
5 .75% 5 .75% 5 .75% 5 .75% 5 .75%

34 - Statements of Assets and Liabilities - October 31, 2025 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide GQG US
Quality Equity Fund
Assets:
Investment securities, at value
*
$ 232,047,257
Repurchase agreements, at value 3,548,698
Cash 6,036,967
Interest and dividends receivable 469,389
Security lending income receivable 1,188
Receivable for investments sold 4,228,843
Receivable for capital shares issued 29,359
Receivable for reimbursement from investment adviser (Note 3) 16,381
Prepaid expenses 27,149
Total Assets 246,405,231
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 263,664
Payable upon return of securities loaned (Note 2) 3,548,698
Accrued expenses and other payables:
Investment advisory fees 99,251
Fund administration fees 25,505
Distribution fees 9,162
Administrative servicing fees 4,611
Accounting and transfer agent fees 4,311
Trustee fees 869
Custodian fees 771
Compliance program costs (Note 3) —
Professional fees 15,310
Printing fees 3,431
Other 586
Total Liabilities 3,976,169
Commitments and contingencies (Note 3) —
Net Assets $ 242,429,062
* Includes value of securities on loan (Note 2) 16,823,449
Cost of investment securities 227,115,110
Cost of repurchase agreements 3,548,698
Represented by:
Capital $ 231,424,185
Total distributable earnings (loss) 11,004,877
Net Assets $ 242,429,062

Equity Funds - October 31, 2025 - Statements of Assets and Liabilities - 35
Nationwide Loomis
All Cap Growth
Fund
Nationwide WCM
Focused Small Cap
Fund
$ 228,160,896 $ 93,495,788
5,046,323 4,993,460
1,472,399 1,730,388
12,796 60,990
1,926 1,000
— 1,780,426
41,965 52,348
16,469 11,936
28,556 18,345
234,781,330 102,144,681
— 2,303,771
278,792 138,408
5,046,323 4,993,460
155,875 61,953
25,210 22,289
1,316 2,533
14,889 13,654
1,605 3,341
740 317
1,352 2,352
2 1
15,690 16,058
4,256 20,069
1,554 2,197
5,547,604 7,580,403
— —
$ 229,233,726 $ 94,564,278
5,093,123 10,322,517
81,418,928 73,620,356
5,046,323 4,993,460
$ 69,108,122 $ 58,875,637
160,125,604 35,688,641
$ 229,233,726 $ 94,564,278

36 - Statements of Assets and Liabilities - October 31, 2025 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide GQG US
Quality Equity Fund
Net Assets:
Class A Shares $ 40,180,454
Class R6 Shares 187,251,196
Eagle Class Shares 10,263,415
Institutional Service Class Shares 4,733,997
Total $ 242,429,062
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 2,920,026
Class R6 Shares 13,583,332
Eagle Class Shares 744,638
Institutional Service Class Shares 343,520
Total 17,591,516
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 13 .76 (a)
Class R6 Shares $ 13 .79
Eagle Class Shares $ 13 .78
Institutional Service Class Shares $ 13 .78
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 14 .60
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Equity Funds - October 31, 2025 - Statements of Assets and Liabilities - 37
Nationwide Loomis
All Cap Growth
Fund
Nationwide WCM
Focused Small Cap
Fund
$ 6,241,150 $ 11,632,689
171,401,635 34,039,814
46,752,036 —
4,838,905 48,891,775
$ 229,233,726 $ 94,564,278
285,013 434,080
7,505,137 1,173,074
2,061,135 —
212,884 1,704,633
10,064,169 3,311,787
$ 21 .90 (a) $ 26 .80 (a)
$ 22 .84 $ 29 .02
$ 22 .68 $ —
$ 22 .73 $ 28 .68
$ 23 .24 $ 28 .44
5 .75% 5 .75%

38 - Statements of Operations - For the Year Ended October 31, 2025 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard
Cognitive Value
Fund
INVESTMENT INCOME:
Dividend income $ 2,079,840
Interest income 23,042
Income from securities lending (net of fees) (Note 2) 20,355
Foreign tax withholding (3,538)
Total Income 2,119,699
EXPENSES:
Investment advisory fees 777,688
Fund administration fees 83,501
Distribution fees Class A 2,119
Distribution fees Class K —
Distribution fees Class R —
Administrative servicing fees Class A 354
Administrative servicing fees Class R —
Administrative servicing fees Eagle Class —
Administrative servicing fees Institutional Service Class —
Registration and filing fees 55,628
Professional fees 40,240
Printing fees 5,328
Trustee fees 4,058
Custodian fees 3,812
Accounting and transfer agent fees 5,963
Compliance program costs (Note 3) 446
Other 5,464
Total expenses before fees waived and expenses reimbursed 984,601
Investment advisory fees waived (Note 3) —
Expenses reimbursed by adviser (Note 3) —
Net Expenses 984,601
NET INVESTMENT INCOME/(LOSS) 1,135,098
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) 10,292,904
Expiration or closing of futures contracts (Note 2) —
Foreign currency transactions (Note 2) —
Net realized gains (losses) 10,292,904
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (3,670,423)
Futures contracts (Note 2) —
Net change in unrealized appreciation/depreciation (3,670,423)
Net realized/unrealized gains (losses) 6,622,481
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 7,757,579
(a) Includes $332,956 in proceeds received from a certain litigation settlement.

Equity Funds - For the Year Ended October 31, 2025 - Statements of Operations - 39
Nationwide Bailard
Technology &
Science Fund
Nationwide BNY
Mellon Dynamic
U.S. Core Fund
Nationwide BNY
Mellon Dynamic
U.S. Equity Income
Fund Nationwide Fund
Nationwide Geneva
Mid Cap Growth
Fund
$ 742,350 $ 16,605,544 $ 12,403,014 $ 19,253,019 $ 1,184,979
36,683 5,601,781 2,891,346 420,882 264,447
7,522 54,797 26,486 47,402 12,057
(23,861) (3,858) (4,459) (112,727) —
762,694 22,258,264 15,316,387 19,608,576 1,461,483
1,412,567 6,441,454 3,964,729 9,084,487 1,643,309
104,884 421,513 225,967 494,611 102,307
25,628 181,374 5,545 513,149 191,278
— — 623,302 — —
— 3,254 — 718 —
7,176 64,640 444 162,381 76,510
— 813 — 341 —
— 222,268 — — —
9,874 65,619 5,245 919,937 119,161
56,091 74,502 64,958 60,872 52,628
41,305 81,665 56,538 94,334 39,848
10,275 58,240 26,636 48,730 —
7,287 54,932 25,594 66,344 9,221
5,912 47,359 21,167 61,213 5,503
11,774 236,558 180,011 82,775 27,071
803 6,118 2,811 7,344 1,102
6,530 23,977 12,908 27,914 1,746
1,700,106 7,984,286 5,215,855 11,625,150 2,269,684
— — — (775,267) —
— (283,751) (614,191) — —
1,700,106 7,700,535 4,601,664 10,849,883 2,269,684
(937,412) 14,557,729 10,714,723 8,758,693 (808,201)
21,364,550 52,973,817 59,451,707 372,785,626 16,452,089 (a)
— (14,314,997) (9,384,704) (8,375) —
— — — 2,364 —
21,364,550 38,658,820 50,067,003 372,779,615 16,452,089
29,111,362 212,332,278 8,802,899 (92,284,696) (12,609,361)
— 13,228,515 5,541,686 — —
29,111,362 225,560,793 14,344,585 (92,284,696) (12,609,361)
50,475,912 264,219,613 64,411,588 280,494,919 3,842,728
$ 49,538,500 $ 278,777,342 $ 75,126,311 $ 289,253,612 $ 3,034,527

40 - Statements of Operations - For the Year Ended October 31, 2025 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide GQG US
Quality Equity Fund
INVESTMENT INCOME:
Dividend income $ 4,547,407
Interest income 276,360
Income from securities lending (net of fees) (Note 2) 16,940
Foreign tax withholding (13,597)
Total Income 4,827,110
EXPENSES:
Investment advisory fees 893,656
Fund administration fees 106,773
Distribution fees Class A 118,315
Administrative servicing fees Class A 70,135
Administrative servicing fees Eagle Class 18,687
Administrative servicing fees Institutional Service Class 11,584
Registration and filing fees 63,407
Professional fees 44,097
Printing fees 10,587
Trustee fees 7,603
Custodian fees 5,878
Accounting and transfer agent fees 16,130
Compliance program costs (Note 3) 808
Other 5,575
Total expenses before fees waived and expenses reimbursed 1,373,235
Administrative servicing fees waived - Class A (Note 3) (2,192)
Expenses reimbursed by adviser (Note 3) (181,604)
Net Expenses 1,189,439
NET INVESTMENT INCOME/(LOSS) 3,637,671
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) 7,097,492
Net realized gains (losses) 7,097,492
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (27,816,950)
Net change in unrealized appreciation/depreciation (27,816,950)
Net realized/unrealized gains (losses) (20,719,458)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (17,081,787)

Equity Funds - For the Year Ended October 31, 2025 - Statements of Operations - 41
Nationwide Loomis
All Cap Growth
Fund
Nationwide WCM
Focused Small Cap
Fund
$ 865,294 $ 1,119,101
69,763 340,881
35,917 8,838
(28,598) —
942,376 1,468,820
1,618,069 1,394,121
105,081 103,085
15,885 33,535
12,257 13,414
42,692 —
3,440 52,216
55,060 44,456
45,224 41,334
2,749 16,298
7,870 7,437
8,943 8,301
5,897 12,493
858 842
5,309 6,076
1,929,334 1,733,608
— —
(195,468) (147,663)
1,733,866 1,585,945
(791,490) (117,125)
20,076,996 20,176,734
20,076,996 20,176,734
33,495,853 (35,770,617)
33,495,853 (35,770,617)
53,572,849 (15,593,883)
$ 52,781,359 $ (15,711,008)

The accompanying notes are an integral part of these financial statements.
42 - Statements of Changes in Net Assets - October 31, 2025 - Equity Funds
Nationwide Bailard Cognitive Value Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
OPERATIONS:
Net investment income/(loss) $ 1,135,098 $ 1,333,751
Net realized gains 10,292,904 12,809,651
Net change in unrealized appreciation/depreciation (3,670,423) 13,213,140
Change in net assets resulting from operations 7,757,579 27,356,542
Distributions to Shareholders From:
Distributable earnings:
Class A (97,666) (19,981)
Class C(a) — (3,659)
Class M (12,705,445) (2,770,150)
Class R — —
Class R6 (1,654) (352)
Eagle Class — —
Institutional Service Class (11,026) (2,187)
Change in net assets from shareholder distributions (12,815,791) (2,796,329)
Change in net assets from capital transactions 5,806,242 (1,084,592)
Change in net assets 748,030 23,475,621
Net Assets:
Beginning of year 107,546,665 84,071,044
End of year $ 108,294,695 $ 107,546,665

Equity Funds - October 31, 2025 - Statements of Changes in Net Assets - 43
Nationwide Bailard Technology & Science
Fund
Nationwide BNY Mellon Dynamic U.S. Core
Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Year Ended
October 31, 2025
Year Ended
October 31, 2024
$ (937,412) $ (845,660) $ 14,557,729 $ 17,435,376
21,364,550 22,487,606 38,658,820 72,330,729
29,111,362 44,381,241 225,560,793 302,017,083
49,538,500 66,023,187 278,777,342 391,783,188
(1,305,096) (481,362) (3,221,262) (768,492)
— (64,864) — (61,651)
(19,491,255) (9,062,079) — —
— — (29,624) (8,530)
(618,656) (220,611) (11,992,663) (3,319,036)
— — (41,612,412) (12,268,361)
(756,526) (253,324) (2,901,462) (922,895)
(22,171,533) (10,082,240) (59,757,423) (17,348,965)
(2,145,720) (2,127,260) (4,974,888) (84,474,965)
25,221,247 53,813,687 214,045,031 289,959,258
188,682,385 134,868,698 1,384,639,283 1,094,680,025
$ 213,903,632 $ 188,682,385 $ 1,598,684,314 $ 1,384,639,283

The accompanying notes are an integral part of these financial statements.
44 - Statements of Changes in Net Assets - October 31, 2025 - Equity Funds
Nationwide Bailard Cognitive Value Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 132,534 $ 277,769
Proceeds from shares issued from class conversion (Note 1)(a) — —
Dividends reinvested 94,777 19,432
Cost of shares redeemed (43,493) (445,618)
Total Class A Shares 183,818 (148,417)
Class C Shares
Proceeds from shares issued — —
Dividends reinvested — 3,659
Cost of shares redeemed in class conversion (Note 1)(a) — —
Cost of shares redeemed — (165,572)
Total Class C Shares — (161,913)
Class M Shares
Proceeds from shares issued 5,670,539 5,905,071
Dividends reinvested 12,578,004 2,740,806
Cost of shares redeemed (12,703,809) (9,412,206)
Total Class M Shares 5,544,734 (766,329)
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued 10 —
Dividends reinvested 1,654 352
Cost of shares redeemed — —
Total Class R6 Shares 1,664 352
Eagle Class Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Eagle Class Shares — —
Institutional Service Class Shares
Proceeds from shares issued 65,000 27,873
Dividends reinvested 11,026 2,187
Cost of shares redeemed — (38,345)
Total Institutional Service Class Shares 76,026 (8,285)
Change in net assets from capital transactions $ 5,806,242 $ (1,084,592)

Equity Funds - October 31, 2025 - Statements of Changes in Net Assets - 45
Nationwide Bailard Technology & Science
Fund
Nationwide BNY Mellon Dynamic U.S. Core
Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Year Ended
October 31, 2025
Year Ended
October 31, 2024
$ 2,500,717 $ 5,253,769 $ 2,456,946 $ 13,626,639
— 4,931 — 6,120
1,249,531 466,725 3,119,192 738,037
(4,468,859) (3,149,230) (9,884,817) (10,560,206)
(718,611) 2,576,195 (4,308,679) 3,810,590
— 76,475 — 188,364
— 64,864 — 60,451
— (4,931) — (6,120)
— (917,424) — (9,433,268)
— (781,016) — (9,190,573)
4,331,347 5,899,040 — —
18,935,308 8,845,512 — —
(23,331,025) (20,892,563) — —
(64,370) (6,148,011) — —
— — 139,544 434,098
— — 29,624 8,530
— — (226,976) (1,185,256)
— — (57,808) (742,628)
779,011 1,972,704 90,125,842 28,769,646
618,656 220,611 11,936,023 3,291,711
(2,918,619) (1,262,802) (41,724,710) (25,165,210)
(1,520,952) 930,513 60,337,155 6,896,147
— — 3,070,693 5,123,241
— — 40,332,578 11,849,821
— — (99,109,699) (72,235,754)
— — (55,706,428) (55,262,692)
682,077 2,911,214 16,354,321 13,214,057
756,526 253,324 2,894,373 920,695
(1,280,390) (1,869,479) (24,487,822) (44,120,561)
158,213 1,295,059 (5,239,128) (29,985,809)
$ (2,145,720) $ (2,127,260) $ (4,974,888) $ (84,474,965)

The accompanying notes are an integral part of these financial statements.
46 - Statements of Changes in Net Assets - October 31, 2025 - Equity Funds
Nationwide Bailard Cognitive Value Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
SHARE TRANSACTIONS:
Class A Shares
Issued 8,525 18,115
Issued in class conversion (Note 1)(a) — —
Reinvested 6,289 1,262
Redeemed (2,964) (28,756)
Total Class A Shares 11,850 (9,379)
Class C Shares
Issued — —
Reinvested — 272
Redeemed in class conversion (Note 1)(a) — —
Redeemed — (12,445)
Total Class C Shares — (12,173)
Class M Shares
Issued 365,292 372,884
Reinvested 828,045 176,704
Redeemed (832,370) (590,922)
Total Class M Shares 360,967 (41,334)
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued 1 —
Reinvested 109 23
Redeemed — —
Total Class R6 Shares 110 23
Eagle Class Shares
Issued — —
Reinvested — —
Redeemed — —
Total Eagle Class Shares — —
Institutional Service Class Shares
Issued 3,865 1,723
Reinvested 724 141
Redeemed — (2,265)
Total Institutional Service Class Shares 4,589 (401)
Total change in shares 377,516 (63,264)
(a)
Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Equity Funds - October 31, 2025 - Statements of Changes in Net Assets - 47
Nationwide Bailard Technology & Science
Fund
Nationwide BNY Mellon Dynamic U.S. Core
Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Year Ended
October 31, 2025
Year Ended
October 31, 2024
93,207 195,014 162,534 1,019,246
— 213 — 503
47,223 19,971 213,217 55,308
(158,922) (115,014) (659,001) (768,250)
(18,492) 100,184 (283,250) 306,807
— 4,132 — 27,773
— 3,700 — 8,799
— (285) — (902)
— (46,088) — (1,292,799)
— (38,541) — (1,257,129)
136,498 192,162 — —
625,547 337,357 — —
(742,543) (700,948) — —
19,502 (171,429) — —
— — 9,557 34,170
— — 2,142 681
— — (15,323) (90,198)
— — (3,624) (55,347)
23,931 66,008 5,339,791 1,948,940
20,547 8,453 735,466 223,563
(94,636) (43,799) (2,472,497) (1,681,909)
(50,158) 30,662 3,602,760 490,594
— — 180,440 362,636
— — 2,463,243 798,181
— — (5,843,839) (4,848,532)
— — (3,200,156) (3,687,715)
21,525 100,915 988,947 906,363
25,285 9,747 176,844 62,468
(41,813) (61,637) (1,422,029) (2,930,568)
4,997 49,025 (256,238) (1,961,737)
(44,151) (30,099) (140,508) (6,164,527)

The accompanying notes are an integral part of these financial statements.
48 - Statements of Changes in Net Assets - October 31, 2025 - Equity Funds
Nationwide BNY Mellon Dynamic U.S. Equity
Income Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
OPERATIONS:
Net investment income/(loss) $ 10,714,723 $ 11,297,690
Net realized gains 50,067,003 76,381,253
Net change in unrealized appreciation/depreciation 14,344,585 60,586,776
Change in net assets resulting from operations 75,126,311 148,265,719
Distributions to Shareholders From:
Distributable earnings:
Class A (269,604) (56,731)
Class C(a) — —
Class K (89,130,434) (23,274,319)
Class R — —
Class R6 (756,808) (76,234)
Eagle Class (1,274) (315)
Institutional Service Class (291,391) (54,907)
Change in net assets from shareholder distributions (90,449,511) (23,462,506)
Change in net assets from capital transactions 123,047,618 (24,356,562)
Change in net assets 107,724,418 100,446,651
Net Assets:
Beginning of year 637,568,104 537,121,453
End of year $ 745,292,522 $ 637,568,104

Equity Funds - October 31, 2025 - Statements of Changes in Net Assets - 49
Nationwide Fund Nationwide Geneva Mid Cap Growth Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Year Ended
October 31, 2025
Year Ended
October 31, 2024
$ 8,758,693 $ 7,022,843 $ (808,201) $ (854,885)
372,779,615 167,446,928 16,452,089 24,429,460
(92,284,696) 277,676,099 (12,609,361) 30,259,407
289,253,612 452,145,870 3,034,527 53,833,982
(19,526,505) (4,915,269) (8,456,476) (11,581,563)
— (9,194) — (1,638,050)
— — — —
(13,933) (1,133) — —
(36,727,680) (10,646,337) (3,074,113) (3,164,591)
— — — —
(115,383,420) (31,724,251) (11,499,536) (14,094,161)
(171,651,538) (47,296,184) (23,030,125) (30,478,365)
10,778,967 197,633,916 51,457,423 16,361,387
128,381,041 602,483,602 31,461,825 39,717,004
1,701,774,222 1,099,290,620 236,106,706 196,389,702
$ 1,830,155,263 $ 1,701,774,222 $ 267,568,531 $ 236,106,706

The accompanying notes are an integral part of these financial statements.
50 - Statements of Changes in Net Assets - October 31, 2025 - Equity Funds
Nationwide BNY Mellon Dynamic U.S. Equity
Income Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 1,307,334 $ 651,181
Proceeds from shares issued from class conversion (Note 1)(a) — —
Dividends reinvested 268,110 56,223
Cost of shares redeemed (306,704) (441,866)
Total Class A Shares 1,268,740 265,538
Class C Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed in class conversion (Note 1)(a) — —
Cost of shares redeemed — —
Total Class C Shares — —
Class K Shares
Proceeds from shares issued 3,821,454 2,775,009
Dividends reinvested 86,309,046 22,544,512
Cost of shares redeemed (57,340,116) (50,996,708)
Total Class K Shares 32,790,384 (25,677,187)
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued 81,606,115 1,783,756
Dividends reinvested 756,808 76,234
Cost of shares redeemed (6,591,605) (1,032,655)
Total Class R6 Shares 75,771,318 827,335
Eagle Class Shares
Proceeds from shares issued — —
Dividends reinvested 1,274 315
Cost of shares redeemed — —
Total Eagle Class Shares 1,274 315
Institutional Service Class Shares
Proceeds from shares issued 13,251,279 704,008
Dividends reinvested 291,391 54,907
Cost of shares redeemed (326,768) (531,478)
Total Institutional Service Class Shares 13,215,902 227,437
Change in net assets from capital transactions $ 123,047,618 $ (24,356,562)

Equity Funds - October 31, 2025 - Statements of Changes in Net Assets - 51
Nationwide Fund Nationwide Geneva Mid Cap Growth Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Year Ended
October 31, 2025
Year Ended
October 31, 2024
$ 3,813,369 $ 10,358,479 $ 3,101,467 $ 6,986,403
— 1,453 — 1,522
19,342,623 4,870,141 8,322,556 11,442,687
(21,129,785) (21,250,483) (15,506,196) (18,281,005)
2,026,207 (6,020,410) (4,082,173) 149,607
— 3,907 — 19,024
— 9,194 — 1,631,935
— (1,453) — (1,522)
— (364,726) — (4,308,647)
— (353,078) — (2,659,210)
— — — —
— — — —
— — — —
— — — —
16,596 88,078 — —
13,933 1,133 — —
(53,314) (553) — —
(22,785) 88,658 — —
40,920,874 328,254,688 89,636,208 12,229,340
36,727,680 10,646,337 3,073,534 3,163,793
(75,044,724) (68,680,651) (32,718,881) (6,687,450)
2,603,830 270,220,374 59,990,861 8,705,683
— — — —
— — — —
— — — —
— — — —
40,676,264 43,401,863 24,865,632 25,276,924
113,140,483 31,148,479 11,249,636 13,825,860
(147,645,032) (140,851,970) (40,566,533) (28,937,477)
6,171,715 (66,301,628) (4,451,265) 10,165,307
$ 10,778,967 $ 197,633,916 $ 51,457,423 $ 16,361,387

The accompanying notes are an integral part of these financial statements.
52 - Statements of Changes in Net Assets - October 31, 2025 - Equity Funds
Nationwide BNY Mellon Dynamic U.S. Equity
Income Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
SHARE TRANSACTIONS:
Class A Shares
Issued 36,848 17,715
Issued in class conversion (Note 1)(a) — —
Reinvested 8,171 1,656
Redeemed (8,898) (11,869)
Total Class A Shares 36,121 7,502
Class C Shares
Issued — —
Reinvested — —
Redeemed in class conversion (Note 1)(a) — —
Redeemed — —
Total Class C Shares — —
Class K Shares
Issued 107,556 78,799
Reinvested 2,631,895 664,564
Redeemed (1,623,661) (1,437,982)
Total Class K Shares 1,115,790 (694,619)
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued 2,315,351 52,230
Reinvested 22,005 2,217
Redeemed (183,108) (29,440)
Total Class R6 Shares 2,154,248 25,007
Eagle Class Shares
Issued — —
Reinvested 39 9
Redeemed — —
Total Eagle Class Shares 39 9
Institutional Service Class Shares
Issued 373,981 20,329
Reinvested 8,737 1,612
Redeemed (9,300) (14,637)
Total Institutional Service Class Shares 373,418 7,304
Total change in shares 3,679,616 (654,797)
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Equity Funds - October 31, 2025 - Statements of Changes in Net Assets - 53
Nationwide Fund Nationwide Geneva Mid Cap Growth Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Year Ended
October 31, 2025
Year Ended
October 31, 2024
115,031 328,303 252,388 562,867
— 51 — 126
609,314 170,191 699,962 977,172
(630,867) (687,078) (1,264,281) (1,471,652)
93,478 (188,533) (311,931) 68,513
— 158 — 5,630
— 375 — 639,974
— (59) — (549)
— (13,919) — (1,555,124)
— (13,445) — (910,069)
— — — —
— — — —
— — — —
— — — —
557 2,857 — —
462 41 — —
(1,620) (18) — —
(601) 2,880 — —
1,303,329 12,159,169 5,878,219 804,501
1,197,015 380,347 207,531 222,333
(2,312,010) (2,253,180) (2,163,344) (438,495)
188,334 10,286,336 3,922,406 588,339
— — — —
— — — —
— — — —
— — — —
1,274,701 1,429,051 1,705,640 1,715,190
3,686,806 1,114,733 797,280 1,014,370
(4,564,724) (4,749,548) (2,795,891) (2,017,421)
396,783 (2,205,764) (292,971) 712,139
677,994 7,881,474 3,317,504 458,922

The accompanying notes are an integral part of these financial statements.
54 - Statements of Changes in Net Assets - October 31, 2025 - Equity Funds
Nationwide GQG US Quality Equity Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
OPERATIONS:
Net investment income/(loss) $ 3,637,671 $ 994,810
Net realized gains 7,097,492 20,714,433
Net change in unrealized appreciation/depreciation (27,816,950) 17,642,535
Change in net assets resulting from operations (17,081,787) 39,351,778
Distributions to Shareholders From:
Distributable earnings:
Class A (5,968,338) (110,776)
Class C(a) — —
Class R6 (11,430,518) (472,536)
Eagle Class (2,167,178) (54,868)
Institutional Service Class (621,967) (6,721)
Change in net assets from shareholder distributions (20,188,001) (644,901)
Change in net assets from capital transactions 128,699,885 15,421,234
Change in net assets 91,430,097 54,128,111
Net Assets:
Beginning of year 150,998,965 96,870,854
End of year $ 242,429,062 $ 150,998,965
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 20,198,369 $ 24,932,450
Proceeds from shares issued from class conversion (Note 1)(a) — —
Dividends reinvested 5,944,624 109,274
Cost of shares redeemed (22,875,630) (7,997,672)
Total Class A Shares 3,267,363 17,044,052
Class C Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed in class conversion (Note 1)(a) — —
Cost of shares redeemed — —
Total Class C Shares — —
Class R6 Shares
Proceeds from shares issued 138,785,509 6,613,384
Dividends reinvested 11,430,518 472,536
Cost of shares redeemed (23,827,332) (23,962,549)
Total Class R6 Shares 126,388,695 (16,876,629)
Eagle Class Shares
Proceeds from shares issued 15,525,999 25,743,188
Dividends reinvested 2,166,788 54,853
Cost of shares redeemed (20,794,545) (14,268,454)
Total Eagle Class Shares (3,101,758) 11,529,587
Institutional Service Class Shares
Proceeds from shares issued 17,461,182 5,748,231
Dividends reinvested 621,967 6,721
Cost of shares redeemed (15,937,564) (2,030,728)
Total Institutional Service Class Shares 2,145,585 3,724,224
Change in net assets from capital transactions $ 128,699,885 $ 15,421,234

Equity Funds - October 31, 2025 - Statements of Changes in Net Assets - 55
Nationwide Loomis All Cap Growth Fund Nationwide WCM Focused Small Cap Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Year Ended
October 31, 2025
Year Ended
October 31, 2024
$ (791,490) $ (592,959) $ (117,125) $ (413,278)
20,076,996 19,010,561 20,176,734 12,585,780
33,495,853 52,308,080 (35,770,617) 41,989,903
52,781,359 70,725,682 (15,711,008) 54,162,405
(638,100) (448,801) (847,899) (253,578)
— — — (50,747)
(12,485,938) (8,696,359) (8,476,374) (2,390,978)
(3,474,407) (2,950,230) — —
(388,296) (256,992) (4,266,617) (1,431,353)
(16,986,741) (12,352,382) (13,590,890) (4,126,656)
(13,282,027) (11,138,428) (125,488,557) 13,908,136
22,512,591 47,234,872 (154,790,455) 63,943,885
206,721,135 159,486,263 249,354,733 185,410,848
$ 229,233,726 $ 206,721,135 $ 94,564,278 $ 249,354,733
$ 1,027,933 $ 809,093 $ 189,858 $ 3,405,063
— — — 165
638,100 448,801 800,023 239,144
(3,576,266) (1,740,063) (2,907,100) (2,473,314)
(1,910,233) (482,169) (1,917,219) 1,171,058
— — — 122,549
— — — 48,360
— — — (165)
— — — (2,694,941)
— — — (2,524,197)
28,778,253 13,055,600 13,598,289 33,942,833
12,485,938 8,696,359 2,895,374 891,570
(41,742,941) (30,152,656) (120,458,651) (18,504,657)
(478,750) (8,400,697) (103,964,988) 16,329,746
7,461,954 6,372,949 — —
3,474,407 2,950,230 — —
(21,417,568) (11,954,007) — —
(10,481,207) (2,630,828) — —
605,870 699,305 3,732,673 14,772,155
388,296 256,992 4,150,530 1,386,898
(1,406,003) (581,031) (27,489,553) (17,227,524)
(411,837) 375,266 (19,606,350) (1,068,471)
$ (13,282,027) $ (11,138,428) $ (125,488,557) $ 13,908,136

The accompanying notes are an integral part of these financial statements.
56 - Statements of Changes in Net Assets - October 31, 2025 - Equity Funds
Nationwide GQG US Quality Equity Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
SHARE TRANSACTIONS:
Class A Shares
Issued 1,341,090 1,512,041
Issued in class conversion (Note 1)(a) — —
Reinvested 393,178 7,230
Redeemed (1,532,494) (506,631)
Total Class A Shares 201,774 1,012,640
Class C Shares
Issued — —
Reinvested — —
Redeemed in class conversion (Note 1)(a) — —
Redeemed — —
Total Class C Shares — —
Class R6 Shares
Issued 9,447,044 396,775
Reinvested 758,243 31,233
Redeemed (1,578,041) (1,687,553)
Total Class R6 Shares 8,627,246 (1,259,545)
Eagle Class Shares
Issued 1,032,965 1,574,479
Reinvested 143,398 3,400
Redeemed (1,386,774) (849,521)
Total Eagle Class Shares (210,411) 728,358
Institutional Service Class Shares
Issued 1,146,932 345,993
Reinvested 41,210 414
Redeemed (1,097,842) (120,321)
Total Institutional Service Class Shares 90,300 226,086
Total change in shares 8,708,909 707,539
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Equity Funds - October 31, 2025 - Statements of Changes in Net Assets - 57
Nationwide Loomis All Cap Growth Fund Nationwide WCM Focused Small Cap Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Year Ended
October 31, 2025
Year Ended
October 31, 2024
51,474 49,524 6,868 118,253
— — — 6
33,960 30,000 27,483 8,394
(185,951) (103,663) (104,511) (84,223)
(100,517) (24,139) (70,160) 42,430
— — — 5,481
— — — 2,058
— — — (7)
— — — (114,302)
— — — (106,770)
1,399,479 786,002 444,264 1,104,796
639,648 563,966 92,121 29,108
(2,056,079) (1,720,701) (3,944,138) (585,962)
(16,952) (370,733) (3,407,753) 547,942
367,198 374,228 — —
179,001 192,197 — —
(1,036,331) (687,767) — —
(490,132) (121,342) — —
29,451 40,609 125,514 483,886
19,974 16,720 133,543 45,757
(72,309) (33,896) (935,977) (550,688)
(22,884) 23,433 (676,920) (21,045)
(630,485) (492,781) (4,154,833) 462,557

58 - Financial Highlights - October 31, 2025 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard Cognitive Value Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2025 $ 16.83 $ 0.12 $ 1.01 $ 1.13 $ (0.19) $ (1.82) $ (2.01) $ 15.95 7.36%(g) $ 968 1.24% 0.79% 1.24% 404.58%
10/31/2024 13.04 0.15 4.02 4.17 (0.24) (0.14) (0.38) 16.83 32.32%(g) 822 1.25% 0.98% 1.25% 278.84%
10/31/2023 14.59 0.12 (1.24) (1.12) (0.13) (0.30) (0.43) 13.04 (7.82)% 759 1.29% 0.89% 1.29% 257.75%
10/31/2022 16.82 0.09 (1.52) (1.43) (0.08) (0.72) (0.80) 14.59 (8.82)% 816 1.29% 0.63% 1.29% 283.03%
10/31/2021 9.97 0.06 6.88 6.94 (0.09) — (0.09) 16.82 69.92% 503 1.30% 0.38% 1.30% 199.77%
Class M Shares
10/31/2025 16.96 0.17 1.01 1.18 (0.20) (1.82) (2.02) 16.12 7.66% 107,162 0.95% 1.10% 0.95% 404.58%
10/31/2024 13.13 0.21 4.05 4.26 (0.29) (0.14) (0.43) 16.96 32.84% 106,631 0.93% 1.32% 0.93% 278.84%
10/31/2023 14.69 0.17 (1.25) (1.08) (0.18) (0.30) (0.48) 13.13 (7.52)% 83,094 0.94% 1.24% 0.94% 257.75%
10/31/2022 16.91 0.14 (1.52) (1.38) (0.12) (0.72) (0.84) 14.69 (8.51)% 94,334 0.98% 0.92% 0.98% 283.03%
10/31/2021 10.00 0.11 6.92 7.03 (0.12) — (0.12) 16.91 70.60% 107,949 1.00% 0.70% 1.00% 199.77%
Class R6 Shares
10/31/2025 16.96 0.17 1.00 1.17 (0.20) (1.82) (2.02) 16.11 7.61%(g) 15 0.94% 1.10% 0.94% 404.58%
10/31/2024 13.13 0.21 4.05 4.26 (0.29) (0.14) (0.43) 16.96 32.84%(g) 14 0.94% 1.32% 0.94% 278.84%
10/31/2023 14.70 0.17 (1.26) (1.09) (0.18) (0.30) (0.48) 13.13 (7.59)%(g) 10 0.94% 1.24% 0.94% 257.75%
10/31/2022 16.92 0.14 (1.52) (1.38) (0.12) (0.72) (0.84) 14.70 (8.50)%(g) 10 0.97% 0.92% 0.97% 283.03%
10/31/2021 9.99 0.11 6.94 7.05 (0.12) — (0.12) 16.92 70.87%(g) 11 1.00% 0.73% 1.00% 199.77%
Institutional Service Class Shares
10/31/2025 17.00 0.17 1.01 1.18 (0.20) (1.82) (2.02) 16.16 7.64%(g) 150 0.95% 1.09% 0.95% 404.58%
10/31/2024 13.16 0.20 4.07 4.27 (0.29) (0.14) (0.43) 17.00 32.83% 80 0.94% 1.29% 0.94% 278.84%
10/31/2023 14.72 0.17 (1.26) (1.09) (0.17) (0.30) (0.47) 13.16 (7.57)% 67 0.99% 1.23% 0.99% 257.75%
10/31/2022 16.94 0.13 (1.52) (1.39) (0.11) (0.72) (0.83) 14.72 (8.54)% 149 1.03% 0.87% 1.03% 283.03%
10/31/2021 10.02 0.10 6.93 7.03 (0.11) — (0.11) 16.94 70.46% 175 1.05% 0.64% 1.05% 199.77%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds - October 31, 2025 - Financial Highlights - 59
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard Technology & Science Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
10/31/2025 $ 29.32 $ (0.22) $ 7.66 $ 7.44 $ — $ (3.88) $ (3.88) $ 32.88 28.59% $ 10,657 1.20% (0.79)% 1.20% 22.09%
10/31/2024 21.07 (0.21) 10.20 9.99 — (1.74) (1.74) 29.32 49.54% 10,047 1.20% (0.78)% 1.20% 20.38%
10/31/2023 17.98 (0.12) 5.19 5.07 — (1.98) (1.98) 21.07 31.59% 5,108 1.23% (0.63)% 1.23% 24.71%
10/31/2022 33.86 (0.15) (10.30) (10.45) — (5.43) (5.43) 17.98 (36.57)% 3,674 1.22% (0.66)% 1.22% 20.23%
10/31/2021 26.91 (0.21) 10.71 10.50 — (3.55) (3.55) 33.86 41.54% 6,948 1.19% (0.68)% 1.19% 20.98%
Class M Shares
10/31/2025 33.00 (0.15) 8.76 8.61 — (3.88) (3.88) 37.73 28.99% 191,964 0.88% (0.47)% 0.88% 22.09%
10/31/2024 23.45 (0.14) 11.43 11.29 — (1.74) (1.74) 33.00 50.08% 167,262 0.88% (0.45)% 0.88% 20.38%
10/31/2023 19.73 (0.07) 5.77 5.70 — (1.98) (1.98) 23.45 32.01% 122,901 0.91% (0.31)% 0.91% 24.71%
10/31/2022 36.53 (0.09) (11.28) (11.37) — (5.43) (5.43) 19.73 (36.39)% 103,520 0.92% (0.35)% 0.92% 20.23%
10/31/2021 28.73 (0.13) 11.48 11.35 — (3.55) (3.55) 36.53 41.90% 183,006 0.90% (0.39)% 0.90% 20.98%
Class R6 Shares
10/31/2025 32.84 (0.15) 8.72 8.57 — (3.88) (3.88) 37.53 29.01% 3,975 0.88% (0.47)% 0.88% 22.09%
10/31/2024 23.35 (0.14) 11.37 11.23 — (1.74) (1.74) 32.84 50.04% 5,126 0.88% (0.45)% 0.88% 20.38%
10/31/2023 19.66 (0.07) 5.74 5.67 — (1.98) (1.98) 23.35 31.97% 2,929 0.91% (0.32)% 0.91% 24.71%
10/31/2022 36.41 (0.10) (11.22) (11.32) — (5.43) (5.43) 19.66 (36.37)% 2,064 0.92% (0.37)% 0.92% 20.23%
10/31/2021 28.64 (0.13) 11.45 11.32 — (3.55) (3.55) 36.41 41.93% 4,660 0.90% (0.39)% 0.90% 20.98%
Institutional Service Class Shares
10/31/2025 32.66 (0.20) 8.66 8.46 — (3.88) (3.88) 37.24 28.81% 7,307 1.03% (0.63)% 1.03% 22.09%
10/31/2024 23.26 (0.18) 11.32 11.14 — (1.74) (1.74) 32.66 49.83% 6,247 1.01% (0.58)% 1.01% 20.38%
10/31/2023 19.60 (0.09) 5.73 5.64 — (1.98) (1.98) 23.26 31.91% 3,307 0.98% (0.40)% 0.98% 24.71%
10/31/2022 36.35 (0.11) (11.21) (11.32) — (5.43) (5.43) 19.60 (36.44)% 2,049 1.00% (0.43)% 1.00% 20.23%
10/31/2021 28.62 (0.16) 11.44 11.28 — (3.55) (3.55) 36.35 41.81% 3,865 0.99% (0.48)% 0.99% 20.98%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

60 - Financial Highlights - October 31, 2025 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide BNY Mellon Dynamic U.S. Core Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2025 $ 14.79 $ 0.11 $ 2.80 $ 2.91 $ (0.13) $ (0.54) $ (0.67) $ 17.03 20.42% $ 78,271 0.84% 0.72% 0.86% 13.78%
10/31/2024 10.98 0.14 3.83 3.97 (0.16) — (0.16) 14.79 36.31% 72,177 0.84% 1.02% 0.86% 3.54%
10/31/2023 10.36 0.13 0.64 0.77 (0.15) — (0.15) 10.98 7.41% 50,231 0.84% 1.20% 0.87% 2.94%
10/31/2022 13.81 0.07 (2.42) (2.35) (0.08) (1.02) (1.10) 10.36 (18.56)% 49,676 0.81% 0.61% 0.84% 2.29%
10/31/2021 9.86 0.06 4.16 4.22 (0.06) (0.21) (0.27) 13.81 43.52%(g) 65,274 0.81% 0.48% 0.85% 3.66%
Class R Shares
10/31/2025 14.04 0.06 2.64 2.70 (0.08) (0.54) (0.62) 16.12 20.02% 580 1.12% 0.45% 1.15% 13.78%
10/31/2024 10.42 0.09 3.64 3.73 (0.11) — (0.11) 14.04 35.88% 556 1.18% 0.71% 1.21% 3.54%
10/31/2023 9.84 0.08 0.60 0.68 (0.10) — (0.10) 10.42 6.96% 990 1.25% 0.79% 1.29% 2.94%
10/31/2022 13.18 0.02 (2.30) (2.28) (0.04) (1.02) (1.06) 9.84 (18.87)% 1,118 1.24% 0.17% 1.28% 2.29%
10/31/2021 9.43 0.01 3.99 4.00 (0.04) (0.21) (0.25) 13.18 43.07% 1,431 1.19% 0.06% 1.23% 3.66%
Class R6 Shares
10/31/2025 16.31 0.18 3.09 3.27 (0.18) (0.54) (0.72) 18.86 20.79% 381,117 0.50% 1.04% 0.52% 13.78%
10/31/2024 12.09 0.20 4.22 4.42 (0.20) — (0.20) 16.31 36.78% 270,808 0.50% 1.36% 0.53% 3.54%
10/31/2023 11.39 0.19 0.69 0.88 (0.18) — (0.18) 12.09 7.78% 194,871 0.50% 1.53% 0.54% 2.94%
10/31/2022 15.07 0.12 (2.67) (2.55) (0.11) (1.02) (1.13) 11.39 (18.30)% 193,609 0.50% 0.92% 0.53% 2.29%
10/31/2021 10.73 0.10 4.55 4.65 (0.10) (0.21) (0.31) 15.07 44.03% 259,381 0.50% 0.78% 0.54% 3.66%
Eagle Class Shares
10/31/2025 16.48 0.18 3.11 3.29 (0.17) (0.54) (0.71) 19.06 20.74% 1,064,902 0.52% 1.04% 0.54% 13.78%
10/31/2024 12.22 0.20 4.26 4.46 (0.20) — (0.20) 16.48 36.70% 973,084 0.51% 1.35% 0.54% 3.54%
10/31/2023 11.50 0.19 0.71 0.90 (0.18) — (0.18) 12.22 7.87% 766,496 0.51% 1.52% 0.55% 2.94%
10/31/2022 15.21 0.12 (2.70) (2.58) (0.11) (1.02) (1.13) 11.50 (18.34)% 765,792 0.51% 0.91% 0.54% 2.29%
10/31/2021 10.83 0.10 4.58 4.68 (0.09) (0.21) (0.30) 15.21 43.91%(g) 1,011,536 0.55% 0.74% 0.59% 3.66%
Institutional Service Class Shares
10/31/2025 16.46 0.16 3.13 3.29 (0.16) (0.54) (0.70) 19.05 20.73% 73,815 0.59% 0.97% 0.61% 13.78%
10/31/2024 12.20 0.18 4.26 4.44 (0.18) — (0.18) 16.46 36.54% 68,014 0.66% 1.21% 0.69% 3.54%
10/31/2023 11.49 0.17 0.70 0.87 (0.16) — (0.16) 12.20 7.61% 74,366 0.67% 1.37% 0.71% 2.94%
10/31/2022 15.19 0.10 (2.68) (2.58) (0.10) (1.02) (1.12) 11.49 (18.40)% 94,714 0.63% 0.78% 0.66% 2.29%
10/31/2021 10.82 0.09 4.58 4.67 (0.09) (0.21) (0.30) 15.19 43.78%(g) 133,429 0.62% 0.67% 0.66% 3.66%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds - October 31, 2025 - Financial Highlights - 61
The accompanying notes are an integral part of these financial statements.
Nationwide BNY Mellon Dynamic U.S. Equity Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2025 $ 39.05 $ 0.50 $ 3.19 $ 3.69 $ (0.57) $ (4.91) $ (5.48) $ 37.26 11.49% $ 3,138 0.87% 1.41% 0.96% 80.73%
10/31/2024 31.63 0.61 8.15 8.76 (0.58) (0.76) (1.34) 39.05 28.39% 1,878 0.93% 1.70% 0.97% 77.00%
10/31/2023 34.49 0.51 0.13 0.64 (0.52) (2.98) (3.50) 31.63 1.78% 1,284 0.93% 1.55% 0.97% 76.61%
10/31/2022 42.45 0.41 (0.51) (0.10) (0.40) (7.46) (7.86) 34.49 (0.33)%(g) 943 0.92% 1.18% 0.98% 77.47%
10/31/2021 28.54 0.33 15.16 15.49 (0.35) (1.23) (1.58) 42.45 55.90%(g) 195 0.95% 0.85% 1.01% 76.03%
Class K Shares
10/31/2025 39.06 0.58 3.16 3.74 (0.63) (4.91) (5.54) 37.26 11.66%(g) 643,841 0.70% 1.63% 0.79% 80.73%
10/31/2024 31.63 0.67 8.16 8.83 (0.64) (0.76) (1.40) 39.06 28.63%(g) 631,304 0.75% 1.89% 0.80% 77.00%
10/31/2023 34.51 0.57 0.12 0.69 (0.59) (2.98) (3.57) 31.63 1.93% 533,307 0.76% 1.74% 0.80% 76.61%
10/31/2022 42.46 0.48 (0.51) (0.03) (0.46) (7.46) (7.92) 34.51 (0.16)% 569,225 0.76% 1.35% 0.81% 77.47%
10/31/2021 28.55 0.44 15.13 15.57 (0.43) (1.23) (1.66) 42.46 56.22% 633,803 0.76% 1.16% 0.83% 76.03%
Class R6 Shares
10/31/2025 39.03 0.52 3.26 3.78 (0.66) (4.91) (5.57) 37.24 11.80% 82,865 0.60% 1.44% 0.69% 80.73%
10/31/2024 31.61 0.70 8.16 8.86 (0.68) (0.76) (1.44) 39.03 28.75% 2,770 0.65% 1.95% 0.70% 77.00%
10/31/2023 34.49 0.59 0.13 0.72 (0.62) (2.98) (3.60) 31.61 2.04%(g) 1,453 0.66% 1.81% 0.70% 76.61%
10/31/2022 42.47 0.50 (0.53) (0.03) (0.49) (7.46) (7.95) 34.49 (0.14)%(g) 37 0.66% 1.44% 0.71% 77.47%
10/31/2021 28.55 0.45 15.17 15.62 (0.47) (1.23) (1.70) 42.47 56.43%(g) 20 0.66% 1.17% 0.73% 76.03%
Eagle Class Shares
10/31/2025 39.03 0.61 3.15 3.76 (0.67) (4.91) (5.58) 37.21 11.73%(g) 10 0.60% 1.73% 0.70% 80.73%
10/31/2024 31.61 0.71 8.15 8.86 (0.68) (0.76) (1.44) 39.03 28.76%(g) 9 0.65% 1.98% 0.72% 77.00%
10/31/2023 34.50 0.63 0.09 0.72 (0.63) (2.98) (3.61) 31.61 2.03% 7 0.66% 1.92% 0.70% 76.61%
10/31/2022 42.45 0.51 (0.50) 0.01 (0.50) (7.46) (7.96) 34.50 (0.05)% 113 0.66% 1.43% 0.72% 77.47%
10/31/2021 28.55 0.47 15.12 15.59 (0.46) (1.23) (1.69) 42.45 56.29% 197 0.68% 1.24% 0.75% 76.03%
Institutional Service Class Shares
10/31/2025 39.03 0.52 3.23 3.75 (0.63) (4.91) (5.54) 37.24 11.70% 15,439 0.69% 1.43% 0.78% 80.73%
10/31/2024 31.61 0.67 8.16 8.83 (0.65) (0.76) (1.41) 39.03 28.65%(g) 1,608 0.74% 1.87% 0.78% 77.00%
10/31/2023 34.49 0.58 0.13 0.71 (0.61) (2.98) (3.59) 31.61 1.99%(g) 1,071 0.72% 1.77% 0.76% 76.61%
10/31/2022 42.46 0.50 (0.52) (0.02) (0.49) (7.46) (7.95) 34.49 (0.11)%(g) 539 0.66% 1.46% 0.72% 77.47%
10/31/2021 28.54 0.46 15.14 15.60 (0.45) (1.23) (1.68) 42.46 56.33%(g) 52 0.71% 1.23% 0.77% 76.03%
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

62 - Financial Highlights - October 31, 2025 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2025 $ 34.06 $ 0.09 $ 5.46 $ 5.55 $ (0.07) $ (3.28) $ (3.35) $ 36.26 17.69% $ 217,470 0.87% 0.27% 0.91% 129.38%
10/31/2024 25.95 0.06 8.88 8.94 (0.05) (0.78) (0.83) 34.06 35.05% 201,074 0.87% 0.20% 0.91% 83.61%
10/31/2023 24.60 0.15 2.09 2.24 (0.11) (0.78) (0.89) 25.95 9.37% 158,099 0.87% 0.56% 0.92% 72.63%
10/31/2022 33.92 0.12 (5.18) (5.06) (0.08) (4.18) (4.26) 24.60 (17.11)% 159,555 0.89% 0.43% 0.93% 53.21%
10/31/2021 25.02 0.10 9.58 9.68 (0.11) (0.67) (0.78) 33.92 39.33% 210,658 0.86% 0.33% 0.91% 60.51%
Class R Shares
10/31/2025 32.54 (0.04) 5.19 5.15 — (3.28) (3.28) 34.41 17.23%(g) 125 1.28% (0.14)% 1.32% 129.38%
10/31/2024 24.86 (0.05) 8.53 8.48 (0.02) (0.78) (0.80) 32.54 34.71%(g) 138 1.16% (0.17)% 1.21% 83.61%
10/31/2023 23.62 0.06 2.01 2.07 (0.05) (0.78) (0.83) 24.86 9.05%(g) 34 1.14% 0.26% 1.19% 72.63%
10/31/2022 32.76 0.04 (4.96) (4.92) (0.04) (4.18) (4.22) 23.62 (17.31)%(g) 25 1.17% 0.15% 1.22% 53.21%
10/31/2021 24.22 0.01 9.24 9.25 (0.04) (0.67) (0.71) 32.76 38.84%(g) 21 1.13% 0.05% 1.17% 60.51%
Class R6 Shares
10/31/2025 33.03 0.19 5.28 5.47 (0.18) (3.28) (3.46) 35.04 18.08% 390,461 0.54% 0.60% 0.58% 129.38%
10/31/2024 25.19 0.16 8.61 8.77 (0.15) (0.78) (0.93) 33.03 35.49% 361,810 0.54% 0.51% 0.58% 83.61%
10/31/2023 23.93 0.24 2.02 2.26 (0.22) (0.78) (1.00) 25.19 9.74% 16,841 0.54% 0.98% 0.59% 72.63%
10/31/2022 33.11 0.20 (5.04) (4.84) (0.16) (4.18) (4.34) 23.93 (16.85)% 36,417 0.56% 0.76% 0.60% 53.21%
10/31/2021 24.43 0.18 9.36 9.54 (0.19) (0.67) (0.86) 33.11 39.80% 37,187 0.57% 0.61% 0.62% 60.51%
Institutional Service Class Shares
10/31/2025 33.03 0.17 5.27 5.44 (0.15) (3.28) (3.43) 35.04 17.98% 1,222,100 0.62% 0.52% 0.66% 129.38%
10/31/2024 25.19 0.14 8.61 8.75 (0.13) (0.78) (0.91) 33.03 35.38% 1,138,752 0.62% 0.45% 0.66% 83.61%
10/31/2023 23.92 0.20 2.04 2.24 (0.19) (0.78) (0.97) 25.19 9.67% 924,015 0.63% 0.78% 0.68% 72.63%
10/31/2022 33.10 0.19 (5.04) (4.85) (0.15) (4.18) (4.33) 23.92 (16.90)% 842,936 0.61% 0.70% 0.66% 53.21%
10/31/2021 24.43 0.17 9.34 9.51 (0.17) (0.67) (0.84) 33.10 39.66% 1,086,864 0.64% 0.55% 0.69% 60.51%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds - October 31, 2025 - Financial Highlights - 63
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva Mid Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
10/31/2025 $ 12.88 $ (0.06) $ 0.31 $ 0.25 $ — $ (1.41) $ (1.41) $ 11.72 1.80%(f) $ 68,462 1.09% (0.52)% 1.09% 26.92%
10/31/2024 11.72 (0.07) 3.18 3.11 — (1.95) (1.95) 12.88 28.15% 79,231 1.09% (0.55)% 1.09% 23.32%
10/31/2023 15.41 (0.06) 0.50 0.44 — (4.13) (4.13) 11.72 3.56% 71,264 1.11% (0.50)% 1.11% 20.02%
10/31/2022 29.33 (0.12) (6.30) (6.42) — (7.50) (7.50) 15.41 (28.71)% 83,517 1.10% (0.69)% 1.10% 10.71%
10/31/2021 20.92 (0.19) 10.06 9.87 — (1.46) (1.46) 29.33 48.96% 137,188 1.11% (0.74)% 1.11% 10.64%
Class R6 Shares
10/31/2025 15.70 (0.02) 0.37 0.35 — (1.41) (1.41) 14.64 2.14%(f)(g) 89,222 0.74% (0.15)% 0.74% 26.92%
10/31/2024 13.87 (0.03) 3.81 3.78 — (1.95) (1.95) 15.70 28.67%(g) 34,064 0.74% (0.20)% 0.74% 23.32%
10/31/2023 17.44 (0.02) 0.58 0.56 — (4.13) (4.13) 13.87 3.89% 21,938 0.76% (0.16)% 0.76% 20.02%
10/31/2022 32.09 (0.08) (7.07) (7.15) — (7.50) (7.50) 17.44 (28.46)%(g) 27,231 0.77% (0.38)% 0.77% 10.71%
10/31/2021 22.70 (0.11) 10.96 10.85 — (1.46) (1.46) 32.09 49.46%(g) 115,969 0.78% (0.41)% 0.78% 10.64%
Institutional Service Class Shares
10/31/2025 15.03 (0.04) 0.36 0.32 — (1.41) (1.41) 13.94 2.03%(f)(g) 109,884 0.84% (0.27)% 0.84% 26.92%
10/31/2024 13.36 (0.04) 3.66 3.62 — (1.95) (1.95) 15.03 28.55%(g) 122,811 0.84% (0.30)% 0.84% 23.32%
10/31/2023 16.97 (0.04) 0.56 0.52 — (4.13) (4.13) 13.36 3.75% 99,678 0.86% (0.26)% 0.86% 20.02%
10/31/2022 31.46 (0.09) (6.90) (6.99) — (7.50) (7.50) 16.97 (28.54)% 123,643 0.89% (0.47)% 0.89% 10.71%
10/31/2021 22.31 (0.15) 10.76 10.61 — (1.46) (1.46) 31.46 49.24% 217,941 0.92% (0.55)% 0.92% 10.64%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes a certain litigation settlement which impacted the Fund’s total return. Excluding the settlement proceeds, the Class A, Class R6 and Institutional Service Class
total returns are 1.71%, 2.07% and 1.88%, respectively.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

64 - Financial Highlights - October 31, 2025 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide GQG US Quality Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2025 $ 16.99 $ 0.22 $ (1.32) $ (1.10) $ (0.19) $ (1.94) $ (2.13) $ 13.76 (7.52)% $ 40,180 0.88% 1.48% 0.98% 166.65%
10/31/2024 11.84 0.10 5.10 5.20 (0.05) — (0.05) 16.99 44.00% 46,176 0.80% 0.62% 0.93% 217.11%
10/31/2023 11.58 0.06 0.32 0.38 (0.12) — (0.12) 11.84 3.35% 20,200 0.81% 0.52% 0.94% 204.87%
10/31/2022 12.19 0.15 (0.56) (0.41) (0.18) (0.02) (0.20) 11.58 (3.45)%(g) 1,660 0.74% 1.30% 0.94% 221.61%
10/31/2021(h) 10.00 0.04 2.15 2.19 — — — 12.19 21.90%(g) 9 0.97% 0.46% 1.37% 97.43%
Class R6 Shares
10/31/2025 17.01 0.30 (1.34) (1.04) (0.24) (1.94) (2.18) 13.79 (7.14)%(g) 187,251 0.49% 1.98% 0.58% 166.65%
10/31/2024 11.85 0.13 5.12 5.25 (0.09) — (0.09) 17.01 44.43% 84,281 0.49% 0.83% 0.61% 217.11%
10/31/2023 11.59 0.12 0.30 0.42 (0.16) — (0.16) 11.85 3.68% 73,663 0.49% 1.04% 0.60% 204.87%
10/31/2022 12.21 0.22 (0.60) (0.38) (0.22) (0.02) (0.24) 11.59 (3.22)% 57,191 0.49% 1.85% 0.77% 221.61%
10/31/2021(h) 10.00 0.07 2.17 2.24 (0.03) — (0.03) 12.21 22.39% 76,451 0.49% 0.79% 0.92% 97.43%
Eagle Class Shares
10/31/2025 17.00 0.27 (1.33) (1.06) (0.22) (1.94) (2.16) 13.78 (7.26)% 10,263 0.59% 1.77% 0.69% 166.65%
10/31/2024 11.85 0.14 5.09 5.23 (0.08) — (0.08) 17.00 44.26% 16,238 0.58% 0.86% 0.68% 217.11%
10/31/2023 11.58 0.08 0.34 0.42 (0.15) — (0.15) 11.85 3.68%(g) 2,686 0.58% 0.67% 0.69% 204.87%
10/31/2022 12.21 0.22 (0.61) (0.39) (0.22) (0.02) (0.24) 11.58 (3.30)%(g) 6 0.49% 1.87% 0.77% 221.61%
10/31/2021(h) 10.00 0.06 2.17 2.23 (0.02) — (0.02) 12.21 22.33% 6 0.56% 0.72% 1.32% 97.43%
Institutional Service Class Shares
10/31/2025 17.00 0.27 (1.34) (1.07) (0.21) (1.94) (2.15) 13.78 (7.30)% 4,734 0.63% 1.79% 0.73% 166.65%
10/31/2024 11.85 0.15 5.06 5.21 (0.06) — (0.06) 17.00 44.05% 4,305 0.74% 0.93% 0.84% 217.11%
10/31/2023 11.59 0.15 0.24 0.39 (0.13) — (0.13) 11.85 3.40% 322 0.74% 1.28% 0.85% 204.87%
10/31/2022 12.21 0.26 (0.65) (0.39) (0.21) (0.02) (0.23) 11.59 (3.32)% 1,101 0.58% 2.20% 0.77% 221.61%
10/31/2021(h) 10.00 0.06 2.17 2.23 (0.02) — (0.02) 12.21 22.31% 6 0.59% 0.69% 1.34% 97.43%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from January 26, 2021 (commencement of operations) through October 31, 2021. Total return is calculated based on inception date of January 25, 2021 through October 31, 2021.

Equity Funds - October 31, 2025 - Financial Highlights - 65
The accompanying notes are an integral part of these financial statements.
Nationwide Loomis All Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2025 $ 18.73 $ (0.15) $ 5.13 $ 4.98 $ — $ (1.81) $ (1.81) $ 21.90 28.18% $ 6,241 1.26% (0.79)% 1.36% 11.29%
10/31/2024 13.90 (0.12) 6.07 5.95 — (1.12) (1.12) 18.73 44.87% 7,220 1.27% (0.71)% 1.36% 8.16%
10/31/2023 12.24 (0.11) 2.76 2.65 — (0.99) (0.99) 13.90 23.14% 5,693 1.26% (0.77)% 1.36% 12.63%(g)
10/31/2022 19.11 (0.11) (4.91) (5.02) — (1.85) (1.85) 12.24 (29.04)% 5,203 1.28% (0.77)% 1.33% 47.91%
10/31/2021 15.11 (0.13) 4.56 4.43 — (0.43) (0.43) 19.11 29.77% 6,988 1.33% (0.76)% 1.37% 13.72%
Class R6 Shares
10/31/2025 19.38 (0.07) 5.34 5.27 — (1.81) (1.81) 22.84 28.77% 171,402 0.82% (0.36)% 0.92% 11.29%
10/31/2024 14.28 (0.04) 6.26 6.22 — (1.12) (1.12) 19.38 45.61% 145,771 0.82% (0.26)% 0.91% 8.16%
10/31/2023 12.51 (0.05) 2.81 2.76 — (0.99) (0.99) 14.28 23.56% 112,745 0.82% (0.33)% 0.92% 12.63%(g)
10/31/2022 19.40 (0.05) (4.99) (5.04) — (1.85) (1.85) 12.51 (28.68)% 102,457 0.84% (0.32)% 0.89% 47.91%
10/31/2021 15.26 (0.05) 4.62 4.57 — (0.43) (0.43) 19.40 30.41% 175,536 0.85% (0.26)% 0.89% 13.72%
Eagle Class Shares
10/31/2025 19.28 (0.09) 5.30 5.21 — (1.81) (1.81) 22.68 28.59% 46,752 0.92% (0.45)% 1.02% 11.29%
10/31/2024 14.23 (0.06) 6.23 6.17 — (1.12) (1.12) 19.28 45.41% 49,178 0.92% (0.36)% 1.01% 8.16%
10/31/2023 12.47 (0.05) 2.80 2.75 — (0.99) (0.99) 14.23 23.55% 38,024 0.92% (0.37)% 1.00% 12.63%(g)
10/31/2022 19.37 (0.06) (4.99) (5.05) — (1.85) (1.85) 12.47 (28.79)% 159,115 0.94% (0.43)% 0.99% 47.91%
10/31/2021 15.26 (0.07) 4.61 4.54 — (0.43) (0.43) 19.37 30.21% 201,689 0.95% (0.38)% 0.99% 13.72%
Institutional Service Class Shares
10/31/2025 19.31 (0.09) 5.32 5.23 — (1.81) (1.81) 22.73 28.66% 4,839 0.90% (0.43)% 1.00% 11.29%
10/31/2024 14.25 (0.06) 6.24 6.18 — (1.12) (1.12) 19.31 45.42% 4,553 0.88% (0.33)% 0.97% 8.16%
10/31/2023 12.48 (0.05) 2.81 2.76 — (0.99) (0.99) 14.25 23.62% 3,025 0.83% (0.33)% 0.93% 12.63%(g)
10/31/2022 19.36 (0.05) (4.98) (5.03) — (1.85) (1.85) 12.48 (28.69)% 2,757 0.85% (0.33)% 0.90% 47.91%
10/31/2021 15.23 (0.05) 4.61 4.56 — (0.43) (0.43) 19.36 30.40% 4,796 0.86% (0.29)% 0.90% 13.72%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind (Note 3).

66 - Financial Highlights - October 31, 2025 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide WCM Focused Small Cap Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2025 $ 31.23 $ (0.10) $ (2.60) $ (2.70) $ (0.23) $ (1.50) $ (1.73) $ 26.80 (9.11)%(g) $ 11,633 1.15% (0.35)% 1.24% 39.29%
10/31/2024 24.93 (0.14) 7.00 6.86 (0.16) (0.40) (0.56) 31.23 27.72% 15,749 1.16% (0.48)% 1.22% 17.79%
10/31/2023 24.71 (0.12) 0.87 0.75 — (0.53) (0.53) 24.93 3.11% 11,512 1.16% (0.44)% 1.23% 19.48%
10/31/2022 28.50 (0.16) (2.96) (3.12) — (0.67) (0.67) 24.71 (11.22)% 11,868 1.16% (0.59)% 1.24% 34.24%
10/31/2021 20.37 (0.18) 8.31 8.13 — — — 28.50 39.91% 15,181 1.16% (0.65)% 1.27% 33.26%
Class R6 Shares
10/31/2025 33.68 — (2.82) (2.82) (0.34) (1.50) (1.84) 29.02 (8.80)%(g) 34,040 0.80% (0.01)% 0.88% 39.29%
10/31/2024 26.78 (0.04) 7.54 7.50 (0.20) (0.40) (0.60) 33.68 28.23% 154,278 0.80% (0.12)% 0.86% 17.79%
10/31/2023 26.42 (0.02) 0.91 0.89 — (0.53) (0.53) 26.78 3.45% 108,013 0.80% (0.08)% 0.87% 19.48%
10/31/2022 30.31 (0.07) (3.15) (3.22) — (0.67) (0.67) 26.42 (10.87)% 110,243 0.80% (0.23)% 0.88% 34.24%
10/31/2021 21.59 (0.09) 8.81 8.72 — — — 30.31 40.39% 121,350 0.80% (0.29)% 0.91% 33.26%
Institutional Service Class Shares
10/31/2025 33.31 (0.03) (2.79) (2.82) (0.31) (1.50) (1.81) 28.68 (8.88)%(g) 48,892 0.88% (0.08)% 0.96% 39.29%
10/31/2024 26.51 (0.06) 7.45 7.39 (0.19) (0.40) (0.59) 33.31 28.09% 79,328 0.88% (0.20)% 0.94% 17.79%
10/31/2023 26.17 (0.04) 0.91 0.87 — (0.53) (0.53) 26.51 3.40% 63,686 0.88% (0.15)% 0.95% 19.48%
10/31/2022 30.06 (0.09) (3.13) (3.22) — (0.67) (0.67) 26.17 (10.97)% 57,350 0.88% (0.32)% 0.96% 34.24%
10/31/2021 21.43 (0.11) 8.74 8.63 — — — 30.06 40.27% 64,509 0.89% (0.38)% 1.00% 33.26%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds - October 31, 2025 - Notes to Financial Statements - 67
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of October 31, 2025, the Trust operates forty-five (45) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the nine (9) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Bailard Cognitive Value Fund (“Cognitive Value”)
Nationwide Bailard Technology & Science Fund (“Technology & Science”)
Nationwide BNY Mellon Dynamic U.S. Core Fund (“U.S. Core”)
Nationwide BNY Mellon Dynamic U.S. Equity Income Fund (“U.S. Equity Income”)
Nationwide Fund (“Nationwide Fund”)
Nationwide Geneva Mid Cap Growth Fund (“Mid Cap Growth”)
Nationwide GQG US Quality Equity Fund ("US Quality Equity")
Nationwide Loomis All Cap Growth Fund (“All Cap Growth”)
Nationwide WCM Focused Small Cap Fund (“Focused Small Cap”)
The Funds, as applicable, currently offer Class A, Class K, Class M, Class R, Class R6, Eagle Class and Institutional Service Class
shares. Effective February 12, 2024, Class C shares converted to Class A shares for Cognitive Value, Technology & Science,
U.S. Equity Income, Mid Cap Growth and Focused Small Cap. Accordingly, the Funds no longer accept purchase orders from any investor for Class C shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund, except US Quality Equity, is a diversified fund as defined in the 1940 Act. US Quality Equity is a non-diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

68 - Notes to Financial Statements - October 31, 2025 - Equity Funds
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period

Equity Funds - October 31, 2025 - Notes to Financial Statements - 69
in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of October 31, 2025. Please refer to the Statements of Investments for additional information on portfolio holdings.
Cognitive Value
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 104,939,152 $ – $ – $ 104,939,152
Exchange Traded Funds 2,646,878 – – 2,646,878
Repurchase Agreements – 10,988,602 – 10,988,602
Rights   – – – –
Total $ 107,586,030 $ 10,988,602 $ – $ 118,574,632
Technology & Science
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 212,590,697 $ – $ – $ 212,590,697
Repurchase Agreement – 269,142 – 269,142
Total $ 212,590,697 $ 269,142 $ – $ 212,859,839
U.S. Core
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,468,929,428 $ – $ – $ 1,468,929,428
Futures Contracts# 4,388,124 – – 4,388,124
Purchased Option 5,878,125 – – 5,878,125
Repurchase Agreements – 26,373,007 – 26,373,007
Short-Term Investment – 52,480,834 – 52,480,834
Total $ 1,479,195,677 $ 78,853,841 $ – $ 1,558,049,518
U.S. Equity Income
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 666,865,268 $ – $ – $ 666,865,268
Futures Contracts# 2,556,023 – – 2,556,023
Purchased Option 2,685,375 – – 2,685,375
Repurchase Agreements – 4,300,646 – 4,300,646
Short-Term Investment – 25,745,315 – 25,745,315
Total Assets $ 672,106,666 $ 30,045,961 $ – $ 702,152,627

70 - Notes to Financial Statements - October 31, 2025 - Equity Funds
Level 1 Level 2 Level 3 Total
Liabilities:
Futures Contracts# $ (769,329) $ – $ – $ (769,329)
Total Liabilities $ (769,329) $ – $ – $ (769,329)
Total $ 671,337,337 $ 30,045,961 $ – $ 701,383,298
Nationwide Fund
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,834,369,743 $ – $ – $ 1,834,369,743
Total $ 1,834,369,743 $ – $ – $ 1,834,369,743
Mid Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 256,308,252 $ – $ – $ 256,308,252
Repurchase Agreement – 12,473,015 – 12,473,015
Rights – – – –
Total $ 256,308,252 $ 12,473,015 $ – $ 268,781,267
US Quality Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 232,047,257 $ – $ – $ 232,047,257
Repurchase Agreements – 3,548,698 – 3,548,698
Total $ 232,047,257 $ 3,548,698 $ – $ 235,595,955
All Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 228,160,896 $ – $ – $ 228,160,896
Repurchase Agreements – 5,046,323 – 5,046,323
Total $ 228,160,896 $ 5,046,323 $ – $ 233,207,219
Focused Small Cap
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 93,495,788 $ – $ – $ 93,495,788
Repurchase Agreements – 4,993,460 – 4,993,460
Total $ 93,495,788 $ 4,993,460 $ – $ 98,489,248
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
As of October 31, 2025, Cognitive Value held two rights investments that were categorized as Level 3 investments which were each valued at $0.

Equity Funds - October 31, 2025 - Notes to Financial Statements - 71
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of October 31, 2025, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control
As of October 31, 2025, Mid Cap Growth held one rights investment that was categorized as a Level 3 investment which was valued at $0.
Cognitive Value
Rights Total
Balance as of 10/31/2024 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) 3,984 3,984
Distributions (3,984) (3,984)
Purchases — —
Sales — —
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 10/31/2025 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 10/31/2025 ** $ — $ —
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

72 - Notes to Financial Statements - October 31, 2025 - Equity Funds
attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.
(e) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.

Equity Funds - October 31, 2025 - Notes to Financial Statements - 73
As of October 31, 2025, the Funds had no open forward foreign currency contracts.
(f) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of October 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of October 31, 2025:
U.S. Core
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 5,878,125
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts 22,579
Interest rate risk Receivable/payable for variation margin on futures contracts 4,365,545
Total $ 10,266,249

74 - Notes to Financial Statements - October 31, 2025 - Equity Funds
2
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended October 31, 2025:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended October 31, 2025:
U.S. Equity Income
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 2,685,375
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts 491,845
Interest rate risk Receivable/payable for variation margin on futures contracts 2,064,178
Total $ 5,241,398
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (769,329)
Total $ (769,329)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
U.S. Core
Realized Gains (Losses): Total
Purchased Options§
Equity risk $ 11,167,353
Futures Contracts
Equity risk (3,962,700)
Interest rate risk (10,352,297)
Total $ (3,147,644)
U.S. Equity Income
Realized Gains (Losses): Total
Purchased Options§
Equity risk $ 5,149,964
Futures Contracts
Equity risk (4,580,854)
Interest rate risk (4,803,850)
Total $ (4,234,740)
Nationwide Fund
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (8,375)
Total $ (8,375)
§ Realized gains (losses) from purchased options and purchased swaptions are included in "Net realized gains (losses) from transactions in investment securities."
U.S. Core
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Equity risk $ 3,604,890
Futures Contracts
Equity risk (106,500)
Interest rate risk 13,335,015
Total $ 16,833,405

Equity Funds - October 31, 2025 - Notes to Financial Statements - 75
The following is a summary of the Funds' average volume of derivative instruments held for the year ended October 31, 2025:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of October 31, 2025, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
(g) Securities Lending
During the year ended October 31, 2025, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of
U.S. Equity Income
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Equity risk $ 1,620,788
Futures Contracts
Equity risk (612,860)
Interest rate risk 6,154,546
Total $ 7,162,474
§ Change in unrealized appreciation/depreciation from purchased options and purchased swaptions are included in "Net change in unrealized appreciation/depreciation in the value of investment securities."
U.S. Core
Options:
Average Value Purchased $ 5,016,685
Average Number of Purchased Option Contracts 1,229
Futures Contracts:
Average Notional Balance Long $ 175,500,651
Average Notional Balance Short $ 18,896,193
U.S. Equity Income
Options:
Average Value Purchased $ 2,324,800
Average Number of Purchased Option Contracts 565
Futures Contracts:
Average Notional Balance Long $ 126,485,579
Average Notional Balance Short $ 63,515,440

76 - Notes to Financial Statements - October 31, 2025 - Equity Funds
cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending (net of fees)”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of October 31, 2025, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of October 31, 2025, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(h) Joint Repurchase Agreements
During the year ended October 31, 2025, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Cognitive Value $ 10,988,602
Technology & Science 269,142
U.S. Core 26,373,007
U.S. Equity Income 4,300,646
Mid Cap Growth 12,473,015
US Quality Equity 3,548,698
All Cap Growth 5,046,323
Focused Small Cap 4,993,460

Equity Funds - October 31, 2025 - Notes to Financial Statements - 77
or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of October 31, 2025, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of October 31, 2025, the joint repos on a gross basis were as follows:
CF Secured, LLC, 4.13%, dated 10/31/2025, due 11/3/2025, repurchase price $300,103,250, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 4.88%, maturing 11/30/2025 - 2/15/2055; total market value $306,105,316.
Deutsche Bank Securities, Inc., 4.14%, dated 10/31/2025, due 11/3/2025, repurchase price $197,933,495, collateralized by U.S. Government Treasury Securities, ranging from 3.63% - 5.38%, maturing 2/15/2031 - 2/15/2044; total market value
$201,822,589.
Marex Capital Markets, Inc., 4.24%, dated 10/31/2025, due 11/3/2025, repurchase price $174,061,480, collateralized by U.S.
Government Treasury Securities, ranging from 0.00% - 4.75%, maturing 11/4/2025 - 2/15/2055; total market value $177,542,711.
Santander US Capital Markets, 4.17%, dated 10/31/2025, due 11/3/2025, repurchase price $100,034,750, collateralized by U.S.
Government Agency Securities, ranging from 0.01% - 5.15%, maturing 7/25/2036 - 11/25/2055; total market value $102,035,445.
Cognitive Value
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 7,988,602 $ – $ 7,988,602 $ (7,988,602) $ –
Marex Capital
Markets, Inc. 2,000,000 – 2,000,000 (2,000,000) –
Santander US Capital
Markets 1,000,000 – 1,000,000 (1,000,000) –
Total $ 10,988,602 $ – $ 10,988,602 $ (10,988,602) $ –
Technology & Science
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 269,142 $ – $ 269,142 $ (269,142) $ –
Total $ 269,142 $ – $ 269,142 $ (269,142) $ –

78 - Notes to Financial Statements - October 31, 2025 - Equity Funds
U.S. Core
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 6,373,007 $ – $ 6,373,007 $ (6,373,007) $ –
Marex Capital
Markets, Inc. 20,000,000 – 20,000,000 (20,000,000) –
Total $ 26,373,007 $ – $ 26,373,007 $ (26,373,007) $ –
U.S. Equity Income
Gross Amounts
not Offset in the
Statement of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statement of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 3,300,646 $ – $ 3,300,646 $ (3,300,646) $ –
Marex Capital
Markets, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Total $ 4,300,646 $ – $ 4,300,646 $ (4,300,646) $ –
Mid Cap Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 12,473,015 $ – $ 12,473,015 $ (12,473,015) $ –
Total $ 12,473,015 $ – $ 12,473,015 $ (12,473,015) $ –

Equity Funds - October 31, 2025 - Notes to Financial Statements - 79
US Quality Equity
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 3,480,763 $ – $ 3,480,763 $ (3,480,763) $ –
Deutsche Bank
Securities, Inc. 67,935 – 67,935 (67,935) –
Total $ 3,548,698 $ – $ 3,548,698 $ (3,548,698) $ –
All Cap Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 3,546,323 $ – $ 3,546,323 $ (3,546,323) $ –
Santander US Capital
Markets 1,500,000 – 1,500,000 (1,500,000) –
Total $ 5,046,323 $ – $ 5,046,323 $ (5,046,323) $ –
Focused Small Cap
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 3,475,988 $ – $ 3,475,988 $ (3,475,988) $ –
Deutsche Bank
Securities, Inc. 517,472 – 517,472 (517,472) –
Marex Capital
Markets, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Total $ 4,993,460 $ – $ 4,993,460 $ (4,993,460) $ –
* As of October 31, 2025, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

80 - Notes to Financial Statements - October 31, 2025 - Equity Funds
(i) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s Statement of Operations.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(j) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of October 31, 2025 are primarily attributable to investments in passive foreign investment companies ("PFICs"), investments in real estate investment trusts, net operating losses, net operating loss netting to short-term gains, non-taxable distributions, redesignation of distributions, and tax equalization. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of October 31, 2025 may primarily be attributable to outstanding wash sale loss deferrals, investments in PFICs, mark-to-market adjustments on futures, outstanding straddle loss deferrals, and mark-to-market adjustments on options. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

Equity Funds - October 31, 2025 - Notes to Financial Statements - 81
Reclassifications for the year ended October 31, 2025 were as follows:
(k) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(l) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(m) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
Fund Capital
Total
Distributable
Earnings (Loss)
Cognitive Value $ – $ –
Technology & Science (888,294) 888,294
U.S. Core – –
U.S. Equity Income – –
Nationwide Fund – –
Mid Cap Growth (569,486) 569,486
US Quality Equity 1,952,620 (1,952,620)
All Cap Growth 2,441,933 (2,441,933)
Focused Small Cap (62,830) 62,830

82 - Notes to Financial Statements - October 31, 2025 - Equity Funds
As of October 31, 2025, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended October 31, 2025, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until February 28, 2027.
During the year ended October 31, 2025, the following table provides the waiver of such investment advisory fees by NFA for which
NFA shall not be entitled to later seek recoupment.
Fund Subadviser
Cognitive Value Bailard, Inc. ("Bailard")
Technology & Science Bailard
U.S. Core Newton Investment Management North America, LLC ("Newton US")
U.S. Equity Income Newton US
Nationwide Fund J.P. Morgan Investment Management Inc. (a)
Mid Cap Growth Geneva Capital Management LLC
US Quality Equity GQG Partners LLC
All Cap Growth Loomis, Sayles & Company, L.P.
Focused Small Cap WCM Investment Management, LLC
(a) Effective July 16, 2025, J.P. Morgan Investment Management Inc. was appointed as the subadviser to the Fund. Effective July 9,
2025 Wellington Management Company LLP was terminated and ceased serving as subadviser to the Fund.
Fund Fee Schedule
Advisory Fee
(annual rate)
Cognitive Value Up to $500 million 0.75%
$500 million and more 0.70%
Technology  & Science Up to $500 million 0.75%
$500 million up to $1 billion 0.70%
$1 billion and more 0.65%
U.S. Core Up to $5 billion 0.45%
$5 billion and more 0.425%
U.S. Equity Income Up to $1 billion 0.60%
$1 billion and more 0.575%
Nationwide Fund Up to $250 million 0.54%
$250 million up to $1 billion 0.53%
$1 billion up to $2 billion 0.52%
$2 billion up to $5 billion 0.495%
$5 billion and more 0.47%
Mid Cap Growth Up to $250 million 0.65%
$250 million up to $500 million 0.60%
$500 million and more 0.55%
US Quality Equity Up to $1 billion 0.45%
$1 billion and more 0.42%
All Cap Growth Up to $1 billion 0.80%
$1 billion and more 0.775%
Focused Small Cap Up to $500 million 0.75%
$500 million and more 0.70%
Fund
Advisory Fee
Waiver
(annual rate)
Nationwide Fund 0.045%
Fund Amount
Nationwide Fund $ 775,267

Equity Funds - October 31, 2025 - Notes to Financial Statements - 83
For the year ended October 31, 2025, the effective advisory fee rates before and after expense reimbursements, due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by a Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until at least February 28, 2027.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements *
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Cognitive Value 0.75 % N/A 0.75%
Technology & Science 0.75 N/A 0.75
U.S. Core 0.45 N/A 0.43
U.S. Equity Income 0.60 N/A 0.51
Nationwide Fund 0.53 0.48% 0.48
Mid Cap Growth 0.65 N/A 0.65
US Quality Equity 0.45 N/A 0.36
All Cap Growth 0.80 N/A 0.70
Focused Small Cap 0.75 N/A 0.67
N/A — Not Applicable.
*
Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
Cognitive Value All Classes 1.07%
Technology & Science All Classes 1.05
U.S. Core All Classes 0.50
U.S. Equity Income All Classes 0.60
Mid Cap Growth All Classes 0.98
US Quality Equity All Classes 0.49
All Cap Growth All Classes 0.82
Focused Small Cap All Classes 0.80

84 - Notes to Financial Statements - October 31, 2025 - Equity Funds
As of October 31, 2025, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended October 31, 2025, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement, and the Funds have not recorded a commitment or contingent liability.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended October 31, 2025, NFM earned an aggregate of $1,747,722 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
October 31, 2025, the Funds’ aggregate portion of such costs amounted to $21,132.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Fund
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount
Fiscal Year 2025
Amount Total
Cognitive Value $ — $ — $ — $ —
Technology & Science — — — —
U.S. Core 401,090 333,421 283,751 1,018,262
U.S. Equity Income 224,254 269,699 614,191 1,108,144
Nationwide Fund — — — —
Mid Cap Growth — — — —
US Quality Equity 102,705 146,886 181,604 431,195
All Cap Growth 194,624 176,302 195,468 566,394
Focused Small Cap 139,059 138,711 147,663 425,433
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

Equity Funds - October 31, 2025 - Notes to Financial Statements - 85
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds' Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the year ended October 31, 2025, the Funds imposed aggregate front-end sales charges of $214,842. From these fees, NFD retained a portion amounting to $30,944.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions made within 18 months of purchase. Applicable Class A CDSCs are 1.00% for all Funds. During the year ended October 31, 2025, the Funds did not impose CDSCs.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.10%
of the average daily net assets of Eagle Class of each Fund, and up to 0.25% of the average daily net assets of Class A, Class C,
Class R, and Institutional Service Class shares of each Fund.
For the year ended October 31, 2025, the effective rates for administrative services fees were as follows:
Fund
Class A
Shares
Class R
Shares (a)
Class K
Shares
Cognitive Value 0.25 N/A N/A
Technology & Science 0.25 N/A N/A
U.S. Core 0.25 0.50% N/A
U.S. Equity Income 0.25 N/A 0.10%
Nationwide Fund 0.25 0.50 N/A
Mid Cap Growth 0.25 N/A N/A
US Quality Equity 0.25 N/A N/A
All Cap Growth 0.25 N/A N/A
Focused Small Cap 0.25 N/A N/A
N/A — Not Applicable.
(a) For Class R Shares, 0.25% of the rate may be either a service fee or distribution fee.
Fund Class A Class R Eagle Class
Institutional
Service Class
Cognitive Value 0.04 % N/A N/A N/A
Technology & Science 0.07 N/A N/A 0.15%
U.S. Core 0.09 0.12% 0.02% 0.09
U.S. Equity Income 0.02 N/A N/A 0.09
Nationwide Fund 0.08 0.24 N/A 0.08
Mid Cap Growth 0.10 N/A N/A 0.10
US Quality Equity 0.15 N/A 0.10 0.14
All Cap Growth 0.19 N/A 0.10 0.08
Focused Small Cap 0.10 N/A N/A 0.08
N/A — Not Applicable.

86 - Notes to Financial Statements - October 31, 2025 - Equity Funds
For the year ended October 31, 2025, each Fund’s total administrative services fees were as follows:
The Trust and NFS have entered into a written contract waiving administrative services fees of the Funds according to the following schedule until January 23, 2025:
During the year ended October 31, 2025, each Fund’s waiver of such administrative service fees by NFS, for which NFS shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
As of October 31, 2025, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated in the following table.
Cross trades for the year ended October 31, 2025 were executed by certain Funds pursuant to procedures adopted by the Board of Trustees of the Funds to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust, or between a Fund and other series of
NVIT. The Board of Trustees determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.
For the year ended October 31, 2025, the Funds did not engage in cross trades.
4. Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrued interest at the Federal Funds Rate plus the applicable margin. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s
Fund Amount
Cognitive Value $ 354
Technology & Science 17,050
U.S. Core 353,340
U.S. Equity Income 5,689
Nationwide Fund 1,082,659
Mid Cap Growth 195,671
US Quality Equity 100,406
All Cap Growth 58,389
Focused Small Cap 65,630
Fund
Class A
Shares
US Quality Equity 0.02%
Fund Amount
US Quality Equity $ 2,192
Fund
% of Shares
Outstanding
Owned
Cognitive Value 0.01%
Technology & Science —
U.S. Core 0.61
U.S. Equity Income 0.18
Nationwide Fund 27.53
Mid Cap Growth 0.23
US Quality Equity 23.40
All Cap Growth 19.77
Focused Small Cap —

Equity Funds - October 31, 2025 - Notes to Financial Statements - 87
subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 1, 2026. During the year ended October 31, 2025, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended October 31, 2025, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the year ended October 31, 2025, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Equity securities
Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
(b) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(c) Risks Associated with Derivatives
Derivatives may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing a Fund's or Underlying Fund's losses and reducing the Fund's or Underlying Fund's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested.
They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund or Underlying
Fund. Certain derivatives held by a Fund or Underlying Fund may be illiquid, making it difficult to close out an unfavorable position.
Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures of underlying futures contracts can cause disproportionately larger losses to the Fund or an Underlying
Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
Fund Purchases
*
Sales
*
Cognitive Value $ 418,318,633 $ 424,349,549
Technology & Science 41,497,094 68,023,789
U.S. Core 179,214,505 184,889,875
U.S. Equity Income 508,779,966 479,652,295
Nationwide Fund 2,226,646,130 2,376,157,432
Mid Cap Growth 86,809,353 67,176,199
US Quality Equity 418,803,602 313,984,811
All Cap Growth 22,789,832 52,533,643
Focused Small Cap 69,809,487 199,861,432
*
Includes purchases and sales of long-term U.S. Government securities, if any.

88 - Notes to Financial Statements - October 31, 2025 - Equity Funds
(d) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(e) Risks Associated with Mid Cap
Medium-sized companies are usually less stable in price and less liquid than larger, more established companies. Therefore, they generally involve greater risk.
(f) Risks Associated with Smaller company
Smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources.
Therefore, they generally involve greater risk.
(g) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax
Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.

Equity Funds - October 31, 2025 - Notes to Financial Statements - 89
9. Other
As of October 31, 2025, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
10. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the year ended October 31, 2025, the Funds recaptured the following amounts of brokerage commissions:
11. Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2025 was as follows:
Fund % of Shares
Number of
Accounts
Cognitive Value 90.83% 1
Technology & Science 82.20 1
U.S. Core 24.29 2
U.S. Equity Income 23.40 2
Nationwide Fund 49.92 3(a)
Mid Cap Growth 40.30 3
US Quality Equity 61.14 2
All Cap Growth 83.72 3(a)
Focused Small Cap 20.91 1
(a) All or a portion of the accounts are the accounts of affiliated funds.
Fund Amount
Nationwide Fund $ 9,536
Mid Cap Growth 22,045
US Quality Equity 99
All Cap Growth 4,306
Focused Small Cap 5,691
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Cognitive Value $ 6,657,058 $ 6,158,733 $ 12,815,791 $ – $ 12,815,791
Technology & Science – 22,171,533 22,171,533 – 22,171,533
U.S. Core 14,518,258 45,239,165 59,757,423 – 59,757,423
U.S. Equity Income 33,526,662 56,922,849 90,449,511 – 90,449,511
Nationwide Fund 49,117,819 122,533,719 171,651,538 – 171,651,538
Mid Cap Growth – 23,030,125 23,030,125 – 23,030,125
US Quality Equity 8,709,574 11,478,427 20,188,001 – 20,188,001
All Cap Growth – 16,986,741 16,986,741 – 16,986,741
Focused Small Cap 4,723,307 8,867,583 13,590,890 – 13,590,890
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

90 - Notes to Financial Statements - October 31, 2025 - Equity Funds
The tax character of distributions paid during the year ended October 31, 2024 was as follows:
As of October 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of October 31, 2025, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Deferred late year losses represent ordinary losses realized on investment transactions from January 1, 2025 through October 31,
2025, that in accordance with federal income tax regulations the Funds have elected to defer and treat as having arisen on the first day of the following fiscal year. For the year ended October 31, 2025, the Funds elected to defer ordinary late year losses, if any, in the amounts listed below.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Cognitive Value $ 1,896,756 $ 899,573 $ 2,796,329 $ – $ 2,796,329
Technology & Science – 10,082,240 10,082,240 – 10,082,240
U.S. Core 17,348,965 – 17,348,965 – 17,348,965
U.S. Equity Income 10,685,114 12,777,392 23,462,506 – 23,462,506
Nationwide Fund 6,485,417 40,810,767 47,296,184 – 47,296,184
Mid Cap Growth – 30,478,365 30,478,365 – 30,478,365
US Quality Equity 644,901 – 644,901 – 644,901
All Cap Growth – 12,352,382 12,352,382 – 12,352,382
Focused Small Cap 1,348,072 2,778,584 4,126,656 – 4,126,656
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)*
Total
Accumulated
Earnings
(Deficit)
Cognitive Value $ 1,430,836 $ 9,927,000 $ 11,357,836 $ – $ – 20,479,014 31,836,850
Technology & Science – 21,347,022 21,347,022 – (817,433) 157,625,092 178,154,681
U.S. Core 13,782,080 48,872,951 62,655,031 – – 875,308,790 937,963,821
U.S. Equity Income 13,893,447 44,066,197 57,959,644 – – 139,888,169 197,847,813
Nationwide Fund 58,958,648 306,492,302 365,450,950 – – 473,600,761 839,051,711
Mid Cap Growth – 16,746,313 16,746,313 – (665,379) 120,713,236 136,794,170
US Quality Equity 1,230,508 6,424,889 7,655,397 – – 3,349,480 11,004,877
All Cap Growth – 17,471,433 17,471,433 – (679,061) 143,333,232 160,125,604
Focused Small Cap – 17,335,207 17,335,207 – (14,314) 18,367,748 35,688,641
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Cognitive Value $ 98,095,618 $ 21,406,128 $ (927,114) $ 20,479,014
Technology & Science 55,234,747 157,989,824 (364,732) 157,625,092
U.S. Core 679,054,265 909,671,581 (30,676,328) 878,995,253
U.S. Equity Income 561,495,130 152,912,096 (13,023,928) 139,888,168
Nationwide Fund 1,360,768,983 512,180,729 (38,579,969) 473,600,760
Mid Cap Growth 148,068,031 123,874,163 (3,160,927) 120,713,236
US Quality Equity 232,246,475 12,962,288 (9,612,808) 3,349,480
All Cap Growth 89,873,987 145,796,026 (2,462,794) 143,333,232
Focused Small Cap 80,121,500 23,184,305 (4,816,557) 18,367,748
Fund Amount
Technology & Science $(817,433)
Mid Cap Growth (665,379)
All Cap Growth (679,061)
Focused Small Cap (14,314)

Equity Funds - October 31, 2025 - Notes to Financial Statements - 91
12. Subsequent Events
On December 10, 2025, the Board of Trustees approved the renaming of Nationwide Bailard Cognitive Value Fund. The change will be effective on or about Q1 2026 (the “Effective Date”). As of the Effective Date, the Fund will be renamed "Nationwide Bailard
Small Cap Value Fund".
On December 10, 2025, the Board of Trustees approved the renaming of Nationwide Bailard Technology & Science Fund. The
change will be effective on or about Q1 2026 (the “Effective Date”). As of the Effective Date, the Fund will be renamed "Nationwide
Bailard Technology Fund".
On December 10, 2025, the Board of Trustees approved the renaming of Nationwide WCM Focused Small Cap Fund. The change will be effective on or about Q1 2026 (the “Effective Date”). As of the Effective Date, the Fund will be renamed Nationwide
Renaissance Small Cap Growth Fund.
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

92 - Report of Independent Registered Public Accounting Firm - October 31, 2025 - Equity Funds
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide Bailard Cognitive Value Fund,
Nationwide Bailard Technology & Science Fund, Nationwide BNY Mellon Dynamic U.S. Core Fund, Nationwide BNY
Mellon Dynamic U.S. Equity Income Fund, Nationwide Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide
GQG US Quality Equity Fund, Nationwide Loomis All Cap Growth Fund and Nationwide WCM Focused Small Cap Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Nationwide
Bailard Cognitive Value Fund, Nationwide Bailard Technology & Science Fund, Nationwide BNY Mellon Dynamic U.S. Core
Fund, Nationwide BNY Mellon Dynamic U.S. Equity Income Fund, Nationwide Fund, Nationwide Geneva Mid Cap Growth Fund,
Nationwide GQG US Quality Equity Fund, Nationwide Loomis All Cap Growth Fund and Nationwide WCM Focused Small Cap
Fund (nine of the funds constituting Nationwide Mutual Funds, hereafter collectively referred to as the "Funds") as of October 31,
2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October
31, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.

Equity Funds - October 31, 2025 (Unaudited) - Supplemental Information - 93
Other Federal Tax Information
For the year ended October 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2025 Form 1099-DIV.
For the taxable year ended October 31, 2025, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund
Dividends Received
Deduction
Cognitive Value 18 .37%
Technology & Science –
U.S. Core 59 .13
U.S. Equity Income 33 .97
Nationwide Fund 26 .45
Mid Cap Growth –
US Quality Equity 39 .32
All Cap Growth –
Focused Small Cap 22 .43
Fund Amount
Cognitive Value $ 6,158,733
Technology & Science 22,171,533
U.S. Core 45,239,165
U.S. Equity Income 56,922,849
Nationwide Fund 122,533,719
Mid Cap Growth 23,030,125
US Quality Equity 13,431,047
All Cap Growth 19,469,810
Focused Small Cap 8,867,583

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-CEQ (12-25)
Call 800-848-0920 to request a paper copy of a summary prospectus, statutory prospectus, Statement of Additional Information
(SAI), or shareholder report. You may also download these documents at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds are distributed by Nationwide Fund Distributors, LLC (NFD), Member FINRA, Columbus, OH. Nationwide
Life Insurance Company, Nationwide Life and Annuity Company, Nationwide Investment Services Corporation and Nationwide
Fund Distributors are separate but affiliated companies. NFD is not affiliated with any subadviser contracted by Nationwide Fund
Advisors, except for Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company .
© 2025 Nationwide

Annual Financial Statements
October 31, 2025
Nationwide Mutual Funds
Equity Funds
Nationwide Geneva Small Cap Growth Fund
IMPORTANT INFORMATION
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by:
- Calling 1-800-848-0920
- Logging into your account at https://www.nationwide.com/personal/investing/mutual-funds/
and choosing ‘Log in’, or by contacting your financial intermediary (such as a broker-dealer or bank).
You can access the full report and other details online at
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/

Nationwide Funds
®
Important Disclosure Information
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or rollover any asset, adopt an investment strategy, retain a specific investment manager, or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://ww w .sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund.
The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted for proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available:
- By calling 800-848-0920
- On the Fund’s website at https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/
- On the SEC’s website at http://www.sec.gov
Funds are required to disclose proxy votes using the issuer’s proxy card language and order, categorize votes by topic, and report shares voted versus shares loaned but not recalled.

Statement of Investments 2
Statement of Assets And Liabilities 4
Statement of Operations 6
Statements of Changes in Net Assets 7
Financial Highlights 9
Notes to Financial Statements 10
Report of Independent Registered Public Accounting Firm 21
Supplemental Information 22

2 - Statement of Investments - October 31, 2025 - Nationwide Geneva Small Cap Growth Fund
Common Stocks 96 .6%
Shares Value ($)
Automobile Components 1 .6%
Dorman Products, Inc.* 152,202 20,414,854
Fox Factory Holding Corp.* 193,868 4,286,422
24,701,276
Banks 1 .2%
Axos Financial, Inc.* 247,052 19,265,115
Biotechnology 1 .6%
Vericel Corp.* 684,325 23,992,435
Broadline Retail 2 .7%
Ollie's Bargain Outlet
Holdings, Inc.* 344,109 41,571,808
Building Products 5 .6%
AAON, Inc.(a) 621,264 61,126,165
Trex Co., Inc.*(a) 525,505 25,392,402
86,518,567
Capital Markets 0 .9%
Hamilton Lane, Inc., Class A(a) 117,763 13,420,272
Chemicals 3 .0%
Balchem Corp. 301,290 46,214,873
Commercial Services & Supplies 2 .4%
Casella Waste Systems, Inc.,
Class A*(a) 423,778 37,534,017
Communications Equipment 1 .4%
Digi International, Inc.*(a) 578,575 21,222,131
Construction & Engineering 4 .8%
Construction Partners, Inc.,
Class A* 604,915 69,172,030
WillScot Holdings Corp.(a) 254,152 5,527,806
74,699,836
Diversified Consumer Services 2 .0%
Bright Horizons Family
Solutions, Inc.* 288,058 31,464,575
Electronic Equipment, Instruments & Components 4 .0%
ePlus, Inc. 308,686 22,583,468
Novanta, Inc.* 311,670 39,585,206
62,168,674
Food Products 1 .0%
J & J Snack Foods Corp.(a) 173,871 14,718,180
Ground Transportation 0 .5%
Marten Transport Ltd. 704,890 7,225,123
Health Care Equipment & Supplies 5 .0%
Globus Medical, Inc., Class A* 660,747 39,902,511
LeMaitre Vascular, Inc.(a) 305,442 26,454,332
UFP Technologies, Inc.*(a) 53,505 10,307,203
76,664,046
Health Care Providers & Services 2 .8%
HealthEquity, Inc.* 329,706 31,183,593
Option Care Health, Inc.*(a) 464,520 12,091,456
43,275,049
Health Care Technology 1 .4%
Certara, Inc.*(a) 1,898,194 22,075,996
Hotels, Restaurants & Leisure 3 .5%
Texas Roadhouse, Inc., Class
A 327,380 53,552,820
Common Stocks
Shares Value ($)
Household Products 1 .1%
WD-40 Co. 88,363 17,167,164
Insurance 3 .3%
Kinsale Capital Group, Inc.(a) 104,681 41,816,919
Palomar Holdings, Inc.*(a) 86,676 9,881,931
51,698,850
Life Sciences Tools & Services 3 .9%
Azenta, Inc.*(a) 173,688 5,245,378
BioLife Solutions, Inc.* 298,565 8,321,006
Bio-Techne Corp.(a) 344,628 21,563,374
Mesa Laboratories, Inc. 66,564 4,785,286
Repligen Corp.*(a) 142,049 21,173,824
61,088,868
Machinery 12 .9%
Donaldson Co., Inc. 247,262 20,831,824
ESCO Technologies, Inc.(a) 295,840 64,928,005
RBC Bearings, Inc.* 184,104 78,894,087
SPX Technologies, Inc.* 158,170 35,412,681
200,066,597
Professional Services 7 .1%
CBIZ, Inc.*(a) 151,554 8,335,470
ExlService Holdings, Inc.*(a) 1,538,991 60,174,548
Exponent, Inc. 573,526 40,611,376
109,121,394
Real Estate Management & Development 1 .5%
FirstService Corp. 148,005 23,593,477
Semiconductors & Semiconductor Equipment 3 .9%
MACOM Technology Solutions
Holdings, Inc.*(a) 139,875 20,719,684
Onto Innovation, Inc.* 292,078 39,418,847
60,138,531
Software 13 .9%
Agilysys, Inc.* 277,285 34,788,176
Alarm.com Holdings, Inc.* 438,796 21,597,539
Blackbaud, Inc.* 413,986 26,511,664
BlackLine, Inc.* 288,704 16,528,304
Descartes Systems Group,
Inc. (The)* 489,174 43,150,039
I3 Verticals, Inc., Class A*(a) 630,995 19,403,096
SPS Commerce, Inc.* 110,830 9,114,659
Tyler Technologies, Inc.* 47,990 22,855,717
Vertex, Inc., Class A* 920,183 21,072,191
215,021,385
Specialty Retail 1 .4%
Valvoline, Inc.*(a) 669,218 22,090,886
Trading Companies & Distributors 2 .2%
SiteOne Landscape Supply,
Inc.*(a) 260,452 33,798,856
Total Common Stocks
(cost $910,508,672) 1,494,070,801

Nationwide Geneva Small Cap Growth Fund - October 31, 2025 - Statement of Investments - 3
Repurchase Agreements 4 .5%
Principal
Amount ($) Value ($)
CF Secured, LLC,
4.13%, dated
10/31/2025, due
11/3/2025, repurchase
price $35,412,366,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
11/30/2025 - 2/15/2055;
total market value
$36,120,614.(b)(c) 35,400,183 35,400,183
Deutsche Bank Securities,
Inc.,
4.14%, dated
10/31/2025, due
11/3/2025, repurchase
price $12,646,143,
collateralized by U.S.
Government Treasury
Securities, ranging from
3.63% - 5.38%, maturing
2/15/2031 - 2/15/2044;
total market value
$12,894,620.(b)(c) 12,641,781 12,641,781
Marex Capital Markets, Inc.,
4.24%, dated
10/31/2025, due
11/3/2025, repurchase
price $20,007,067,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.75%, maturing
11/4/2025 - 2/15/2055;
total market value
$20,407,208.(b)(c) 20,000,000 20,000,000
Santander US Capital
Markets,
4.17%, dated
10/31/2025, due
11/3/2025, repurchase
price $1,000,348,
collateralized by U.S.
Government Agency
Securities, ranging from
0.01% - 5.15%, maturing
7/25/2036 - 11/25/2055;
total market value
$1,020,354.(b)(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $69,041,964) 69,041,964
Total Investments
(cost $979,550,636) — 101.1% 1,563,112,765
Liabilities in excess of other assets — (1.1)% (17,105,255)
NET ASSETS — 100.0%
$ 1,546,007,510
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2025. The total value of securities on loan
as of October 31, 2025 was $82,119,019, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $69,041,964 and by
$15,243,757 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.13%, and maturity dates ranging from 12/4/2025 -
8/15/2054, a total value of $84,285,721.
(b) Security was purchased with cash collateral held
from securities on loan. The total value of securities
purchased with cash collateral as of October 31, 2025 was
$69,041,964.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
The accompanying notes are an integral part of these financial statements.

4 - Statement of Assets and Liabilities - October 31, 2025 - Nationwide Geneva Small Cap Growth Fund
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva
Small Cap Growth
Fund
Assets:
Investment securities, at value
*
$ 1,494,070,801
Repurchase agreements, at value 69,041,964
Cash 53,132,244
Interest and dividends receivable 164,676
Security lending income receivable 8,426
Receivable for investments sold 4,426,985
Receivable for capital shares issued 817,892
Prepaid expenses 51,247
Total Assets 1,621,714,235
Liabilities:
Payable for investments purchased 2,858,860
Payable for capital shares redeemed 2,393,054
Payable upon return of securities loaned (Note 2) 69,041,964
Accrued expenses and other payables:
Investment advisory fees 1,017,982
Fund administration fees 67,201
Distribution fees 16,339
Administrative servicing fees 127,462
Accounting and transfer agent fees 12,983
Trustee fees 5,108
Custodian fees 9,756
Compliance program costs (Note 3) 93
Professional fees 22,876
Printing fees 124,208
Other 8,839
Total Liabilities 75,706,725
Net Assets $ 1,546,007,510
* Includes value of securities on loan (Note 2) 82,119,019
Cost of investment securities 910,508,672
Cost of repurchase agreements 69,041,964
Represented by:
Capital $ 945,554,254
Total distributable earnings (loss) 600,453,256
Net Assets $ 1,546,007,510

Nationwide Geneva Small Cap Growth Fund - October 31, 2025 - Statement of Assets and Liabilities - 5
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva
Small Cap Growth
Fund
Net Assets:
Class A Shares $ 75,260,268
Class R6 Shares 541,798,774
Institutional Service Class Shares 928,948,468
Total $ 1,546,007,510
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 1,004,092
Class R6 Shares 6,720,266
Institutional Service Class Shares 11,713,208
Total 19,437,566
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 74 .95 (a)
Class R6 Shares $ 80 .62
Institutional Service Class Shares $ 79 .31
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 79 .52
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

6 - Statement of Operations - For the Year Ended October 31, 2025 - Nationwide Geneva Small Cap Growth Fund
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva
Small Cap Growth
Fund
INVESTMENT INCOME:
Dividend income $ 4,338,216
Interest income 2,552,289
Income from securities lending (net of fees) (Note 2) 97,989
Foreign tax withholding (28,407)
Total Income 6,960,087
EXPENSES:
Investment advisory fees 12,083,590
Fund administration fees 455,855
Distribution fees Class A 212,519
Administrative servicing fees Class A 104,010
Administrative servicing fees Institutional Service Class 1,341,791
Registration and filing fees 83,168
Professional fees 83,843
Printing fees 103,016
Trustee fees 61,115
Custodian fees 39,271
Accounting and transfer agent fees 45,579
Compliance program costs (Note 3) 6,896
Other 26,195
Total Expenses 14,646,848
NET INVESTMENT LOSS (7,686,761)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) 35,779,005
Net realized gains (losses) 35,779,005
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (120,012,262)
Net change in unrealized appreciation/depreciation (120,012,262)
Net realized/unrealized gains (losses) (84,233,257)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (91,920,018)

Nationwide Geneva Small Cap Growth Fund - October 31, 2025 - Statements of Changes in Net Assets - 7
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva Small Cap Growth Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
OPERATIONS:
Net investment loss $ (7,686,761) $ (7,451,338)
Net realized gains 35,779,005 47,252,119
Net change in unrealized appreciation/depreciation (120,012,262) 379,821,729
Change in net assets resulting from operations (91,920,018) 419,622,510
Distributions to Shareholders From:
Distributable earnings:
Class A (3,094,112) (586,127)
Class C(a) — (109,257)
Class R6 (16,830,916) (3,343,624)
Institutional Service Class (30,924,976) (6,907,202)
Change in net assets from shareholder distributions (50,850,004) (10,946,210)
Change in net assets from capital transactions 123,335,574 (136,417,333)
Change in net assets (19,434,448) 272,258,967
Net Assets:
Beginning of year 1,565,441,958 1,293,182,991
End of year $ 1,546,007,510 $ 1,565,441,958
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 12,067,616 $ 22,010,060
Proceeds from shares issued from class conversion (Note 1)(a) — 99,310
Dividends reinvested 2,785,002 532,744
Cost of shares redeemed (21,400,653) (23,022,162)
Total Class A Shares (6,548,035) (380,048)
Class C Shares
Proceeds from shares issued — 121,007
Dividends reinvested — 108,725
Cost of shares redeemed in class conversion (Note 1)(a) — (99,310)
Cost of shares redeemed — (13,784,745)
Total Class C Shares — (13,654,323)
Class R6 Shares
Proceeds from shares issued 200,584,643 176,059,483
Dividends reinvested 16,366,462 3,243,563
Cost of shares redeemed (168,773,552) (171,785,280)
Total Class R6 Shares 48,177,553 7,517,766
Institutional Service Class Shares
Proceeds from shares issued 359,666,671 213,998,771
Dividends reinvested 27,006,925 6,044,990
Cost of shares redeemed (304,967,540) (349,944,489)
Total Institutional Service Class Shares 81,706,056 (129,900,728)
Change in net assets from capital transactions $ 123,335,574 $ (136,417,333)

8 - Statements of Changes in Net Assets - October 31, 2025 - Nationwide Geneva Small Cap Growth Fund
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva Small Cap Growth Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
SHARE TRANSACTIONS:
Class A Shares
Issued 152,946 291,950
Issued in class conversion (Note 1)(a) — 1,447
Reinvested 33,623 7,374
Redeemed (272,613) (304,459)
Total Class A Shares (86,044) (3,688)
Class C Shares
Issued — 2,033
Reinvested — 1,708
Redeemed in class conversion (Note 1)(a) — (1,641)
Redeemed — (209,162)
Total Class C Shares — (207,062)
Class R6 Shares
Issued 2,385,196 2,164,434
Reinvested 184,286 42,124
Redeemed (1,965,022) (2,052,879)
Total Class R6 Shares 604,460 153,679
Institutional Service Class Shares
Issued 4,358,537 2,652,313
Reinvested 308,756 79,571
Redeemed (3,697,173) (4,433,636)
Total Institutional Service Class Shares 970,120 (1,701,752)
Total change in shares 1,488,536 (1,758,823)
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Nationwide Geneva Small Cap Growth Fund - October 31, 2025 - Financial Highlights - 9
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva Small Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
10/31/2025 $ 82.61 $ (0.59) $ (4.22) $ (4.81) $ — $ (2.85) $ (2.85) $ 74.95 (6.15)%(f) $ 75,260 1.19% (0.75)% 1.19% 27.03%
10/31/2024 62.47 (0.59) 21.29 20.70 — (0.56) (0.56) 82.61 33.26% 90,055 1.20% (0.76)% 1.20% 21.28%
10/31/2023 66.11 (0.48) (1.97) (2.45) — (1.19) (1.19) 62.47 (3.75)% 68,329 1.20% (0.71)% 1.20% 16.45%
10/31/2022 92.50 (0.66) (18.20) (18.86) — (7.53) (7.53) 66.11 (22.02)% 85,496 1.21% (0.91)% 1.21% 14.92%
10/31/2021 68.67 (0.78) 25.00 24.22 — (0.39) (0.39) 92.50 35.34% 120,409 1.20% (0.90)% 1.20% 13.13%
Class R6 Shares
10/31/2025 88.33 (0.32) (4.54) (4.86) — (2.85) (2.85) 80.62 (5.80)%(f) 541,799 0.82% (0.38)% 0.82% 27.03%
10/31/2024 66.51 (0.32) 22.70 22.38 — (0.56) (0.56) 88.33 33.77% 540,195 0.83% (0.39)% 0.83% 21.28%
10/31/2023 70.06 (0.25) (2.11) (2.36) — (1.19) (1.19) 66.51 (3.40)% 396,570 0.83% (0.34)% 0.83% 16.45%
10/31/2022 97.22 (0.41) (19.22) (19.63) — (7.53) (7.53) 70.06 (21.72)% 326,736 0.83% (0.53)% 0.83% 14.92%
10/31/2021 71.89 (0.48) 26.20 25.72 — (0.39) (0.39) 97.22 35.84% 397,363 0.83% (0.53)% 0.83% 13.13%
Institutional Service Class Shares
10/31/2025 87.05 (0.43) (4.46) (4.89) — (2.85) (2.85) 79.31 (5.92)%(f) 928,948 0.96% (0.52)% 0.96% 27.03%
10/31/2024 65.64 (0.41) 22.38 21.97 — (0.56) (0.56) 87.05 33.59% 935,191 0.95% (0.51)% 0.95% 21.28%
10/31/2023 69.23 (0.32) (2.08) (2.40) — (1.19) (1.19) 65.64 (3.50)% 816,865 0.94% (0.45)% 0.94% 16.45%
10/31/2022 96.26 (0.49) (19.01) (19.50) — (7.53) (7.53) 69.23 (21.81)% 863,723 0.94% (0.64)% 0.94% 14.92%
10/31/2021 71.26 (0.58) 25.97 25.39 — (0.39) (0.39) 96.26 35.69% 1,147,764 0.94% (0.64)% 0.94% 13.13%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

10 - Notes to Financial Statements - October 31, 2025 - Nationwide Geneva Small Cap Growth Fund
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of October 31, 2025, the Trust operates forty-five (45) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the Nationwide Geneva Small Cap Growth Fund ("Small Cap Growth"
or the “Fund”), a series of the Trust.
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
The Fund currently offers Class A, Class R6, and Institutional Service Class shares. Effective February 12, 2024, Class C shares converted to Class A shares. Accordingly, the Fund no longer accepts purchase orders from any investor for Class C shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
The Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC
946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to the Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.”
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market

Nationwide Geneva Small Cap Growth Fund - October 31, 2025 - Notes to Financial Statements - 11
or exchange on which each security trades. Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of October 31, 2025. Please refer to the Statement of Investments for additional information on portfolio holdings.
(b) Cash Overdraft
The Fund may have overdrawn U.S. dollar and/or foreign currency balances with the Fund’s custodian bank, JPMorgan Chase
Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is
Small Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,494,070,801 $ – $ – $ 1,494,070,801
Repurchase Agreements – 69,041,964 – 69,041,964
Total $ 1,494,070,801 $ 69,041,964 $ – $ 1,563,112,765

12 - Notes to Financial Statements - October 31, 2025 - Nationwide Geneva Small Cap Growth Fund
subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to
JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of October 31, 2025, the Fund did not have overdrawn balances.
(c) Securities Lending
During the year ended October 31, 2025, the Fund entered into securities lending transactions. To generate additional income, the
Fund lent their portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.
The Fund receives payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statement of Operations under “Income from securities lending (net of fees)”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of October 31, 2025, which were comprised of repurchase agreements purchased with cash collateral, as shown on the Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of October 31, 2025, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Small Cap Growth $ 69,041,964

Nationwide Geneva Small Cap Growth Fund - October 31, 2025 - Notes to Financial Statements - 13
(d) Joint Repurchase Agreements
During the year ended October 31, 2025, the Fund, along with other series of the Trust, pursuant to procedures adopted by the
Board of Trustees and applicable guidance from the Securities and Exchange Commission ("SEC"), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. For repos, the Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-
market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
As of October 31, 2025, the Fund's investment in joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in joint repos was as follows:
As of October 31, 2025, the joint repos on a gross basis were as follows:
CF Secured, LLC, 4.13%, dated 10/31/2025, due 11/3/2025, repurchase price $300,103,250, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 4.88%, maturing 11/30/2025 - 2/15/2055; total market value $306,105,316.
Deutsche Bank Securities, Inc., 4.14%, dated 10/31/2025, due 11/3/2025, repurchase price $197,933,495, collateralized by U.S. Government Treasury Securities, ranging from 3.63% - 5.38%, maturing 2/15/2031 - 2/15/2044; total market value
$201,822,589.
Marex Capital Markets, Inc., 4.24%, dated 10/31/2025, due 11/3/2025, repurchase price $174,061,480, collateralized by U.S.
Government Treasury Securities, ranging from 0.00% - 4.75%, maturing 11/4/2025 - 2/15/2055; total market value $177,542,711.
Santander US Capital Markets, 4.17%, dated 10/31/2025, due 11/3/2025, repurchase price $100,034,750, collateralized by U.S.
Government Agency Securities, ranging from 0.01% - 5.15%, maturing 7/25/2036 - 11/25/2055; total market value $102,035,445.
Small Cap Growth
Gross Amounts
not Offset in the
Statement of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statement of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 35,400,183 $ – $ 35,400,183 $ (35,400,183) $ –
Deutsche Bank
Securities, Inc. 12,641,781 – 12,641,781 (12,641,781) –
Marex Capital
Markets, Inc. 20,000,000 – 20,000,000 (20,000,000) –
Santander US Capital
Markets 1,000,000 – 1,000,000 (1,000,000) –
Total $ 69,041,964 $ – $ 69,041,964 $ (69,041,964) $ –
* As of October 31, 2025, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

14 - Notes to Financial Statements - October 31, 2025 - Nationwide Geneva Small Cap Growth Fund
(e) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on the Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statement of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on the Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s Statement of Operations.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital).
Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.
The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.
(f) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
The Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of October 31, 2025 are primarily attributable to net operating losses. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of October 31, 2025 may primarily be attributable to outstanding wash sale loss deferrals. These reclassifications have no effect upon the NAV of the Fund.
Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended October 31, 2025 were as follows:
Fund Capital
Total
Distributable
Earnings (Loss)
Small Cap Growth $ (7,822,323) $ 7,822,323

Nationwide Geneva Small Cap Growth Fund - October 31, 2025 - Notes to Financial Statements - 15
(g) Federal Income Taxes
The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund files a U.S. federal income tax return and, if applicable, returns in various foreign jurisdictions in which it invests.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(h) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statement of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(i) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Geneva Capital Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadviser.
Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended October 31, 2025, the Fund paid investment advisory fees to NFA according to the following schedule.
For the year ended October 31, 2025, the Fund’s effective advisory fee rate was as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
Fee Schedule
Advisory Fee
(annual rate)
Up to $250 million 0.84%
$250 million up to $500 million 0.79%
$500 million and more 0.74%
Fund
Effective Advisory Fee
Rate
Small Cap Growth 0.76%

16 - Notes to Financial Statements - October 31, 2025 - Nationwide Geneva Small Cap Growth Fund
The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the
Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the following table until at least February 28, 2027.
NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed
$100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of October 31, 2025, the Fund had no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement. The Fund has not recorded a commitment or contingent liability.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has
entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended October 31, 2025, NFM earned $455,855 in fees from the Fund under the Joint Fund Administration and
Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
October 31, 2025, the Fund’s portion of such costs amounted to $6,896.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the
Fund's principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% for Class A shares.
Fund Classes
Amount
(annual rate)
Small Cap Growth All Classes 1.22%
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

Nationwide Geneva Small Cap Growth Fund - October 31, 2025 - Notes to Financial Statements - 17
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Fund in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Fund. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Fund. The Fund's Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the year ended October 31, 2025, the Fund imposed front-
end sales charges of $20,058. From these fees, NFD retained a portion amounting to $2,864.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class
A shares for certain redemptions made within 18 months of purchase. Class A CDSCs are 1.00%. During the year ended October
31, 2025, the Fund did not impose CDSCs.
Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A and Institutional Service Class shares of the Fund.
For the year ended October 31, 2025, the effective rates for administrative services fees were as follows:
For the year ended October 31, 2025, the Fund’s total administrative services fees were as follows:
As of October 31, 2025, NFA or its affiliates directly held the percentage of the shares outstanding of the Fund as indicated in the following table.
4. Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrued interest at the Federal Funds Rate plus the applicable margin. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 1, 2026. During the year ended October 31, 2025, the Fund had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among
Fund managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives
Fund Class A
Institutional
Service Class
Small Cap Growth 0.12% 0.14%
Fund Amount
Small Cap Growth $ 1,445,801
Fund
% of Shares
Outstanding
Owned
Small Cap Growth 4.35%

18 - Notes to Financial Statements - October 31, 2025 - Nationwide Geneva Small Cap Growth Fund
and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended October 31, 2025, the Fund did not engage in interfund lending.
5. Investment Transactions
For the year ended October 31, 2025, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Equity securities
Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
(b) Risks Associated with Market
The risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This occurs due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, and the fluctuation of other securities markets around the world. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts, trade disputes and social unrest or rapid technological developments such as artificial intelligence)
adversely interrupt the global economy.
(c) Risks Associated with Smaller company
Smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources.
Therefore, they generally involve greater risk.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax
Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
Fund Purchases
*
Sales
*
Nationwide Geneva Small Cap Growth Fund $ 487,786,895 $ 409,597,431
* Includes purchases and sales of long-term U.S. Government securities, if any.

Nationwide Geneva Small Cap Growth Fund - October 31, 2025 - Notes to Financial Statements - 19
9. Other
As of October 31, 2025, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Fund as detailed in the following table.
10. Recaptured Brokerage Commissions
The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund's brokerage commissions on behalf of the Fund. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Fund's Statement of Operations.
During the year ended October 31, 2025, the Fund recaptured the following amount of brokerage commissions:
5
11. Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2025 was as follows:
The tax character of distributions paid during the year ended October 31, 2024 was as follows:
As of October 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:
Fund % of Shares
Number of
Accounts
Small Cap Growth 24.58% 2
Fund Amount
Small Cap Growth $ 177,262
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Small Cap Growth $ – $ 50,850,004 $ 50,850,004 $ – $ 50,850,004
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Small Cap Growth $ – $ 10,946,210 $ 10,946,210 $ – $ 10,946,210
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)*
Total
Accumulated
Earnings
(Deficit)
Small Cap Growth $ – $ 36,292,634 $ 36,292,634 $ – $ (6,688,358) 570,848,980 600,453,256
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

20 - Notes to Financial Statements - October 31, 2025 - Nationwide Geneva Small Cap Growth Fund
As of October 31, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund was as follows:
Deferred late year losses represent ordinary losses realized on investment transactions from January 1, 2025 through October 31,
2025, that in accordance with federal income tax regulations the Fund has elected to defer and treat as having arisen on the first day of the following fiscal year. For the year ended October 31, 2025, the Fund elected to defer ordinary late year losses, if any, in the amounts listed below.
12. Subsequent Events
Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Small Cap Growth $ 992,263,785 $ 630,068,736 $ (59,219,756) $ 570,848,980
Fund Amount
Small Cap Growth $(6,688,358)

Nationwide Geneva Small Cap Growth Fund - October 31, 2025 - Report of Independent Registered Public Accounting Firm - 21
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide Geneva Small Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Nationwide
Geneva Small Cap Growth Fund (one of the funds constituting Nationwide Mutual Funds, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31,
2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.

22 - Supplemental Information - October 31, 2025 (Unaudited) - Nationwide Geneva Small Cap Growth Fund
Other Federal Tax Information
The Fund designates the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund Amount
Small Cap Growth $ 50,850,004

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-SCG (12-25)
Call 800-848-0920 to request a paper copy of a summary prospectus, statutory prospectus, Statement of Additional Information
(SAI), or shareholder report. You may also download these documents at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds are distributed by Nationwide Fund Distributors, LLC (NFD), Member FINRA, Columbus, OH. Nationwide
Life Insurance Company, Nationwide Life and Annuity Company, Nationwide Investment Services Corporation and Nationwide
Fund Distributors are separate but affiliated companies. NFD is not affiliated with any subadviser contracted by Nationwide Fund
Advisors, except for Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company .
© 2025 Nationwide

Annual Financial Statements
October 31, 2025
Nationwide Mutual Funds
1940 Act Funds
Nationwide Bond Portfolio
Nationwide Fundamental All Cap Equity Portfolio
Nationwide International Equity Portfolio
Nationwide Large Cap Equity Portfolio
Nationwide U.S.130/30 Equity Portfolio
IMPORTANT INFORMATION
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by:
- Calling 1-800-848-0920
- Logging into your account at https://www.nationwide.com/personal/investing/mutual-funds/
and choosing ‘Log in’, or by contacting your financial intermediary (such as a broker-dealer or bank).
You can access the full report and other details online at
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/

Nationwide Funds
®
Important Disclosure Information
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or rollover any asset, adopt an investment strategy, retain a specific investment manager, or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://ww w .sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund.
The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted for proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available:
- By calling 800-848-0920
- On the Fund’s website at https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/
- On the SEC’s website at http://www.sec.gov
Funds are required to disclose proxy votes using the issuer’s proxy card language and order, categorize votes by topic, and report shares voted versus shares loaned but not recalled.

Statements of Investments 2
Statements of Assets and Liabilities 70
Statements of Operations 76
Statements of Changes in Net Assets 78
Financial Highlights 82
Notes to Financial Statements 87
Report of Independent Registered Public Accounting Firm 117
Supplemental Information 118

2 - Statement of Investments - October 31, 2025 - Nationwide Bond Portfolio
Asset-Backed Securities 9 .7%
Principal
Amount ($) Value ($)
CAYMAN ISLANDS 5 .7%
Other 5 .7%
AB BSL CLO 1 Ltd., Series
2020-1A, Class A1R,
5.27%, 1/15/2035(a)(b) 635,000 635,444
Carlyle US CLO Ltd.,
Series 2024-2A, Class
B, 5.91%, 4/25/2037(a)
(b) 2,600,000 2,608,614
CBAMR Ltd., Series 2017-
4A, Class A1R, 5.70%,
3/31/2038(a)(b) 4,500,000 4,515,781
Cedar Funding IX CLO
Ltd., Series 2018-9A,
Class AR, 5.30%,
7/20/2037(a)(b) 2,060,000 2,064,289
Diameter Capital CLO 4
Ltd., Series 2022-4A,
Class A1R, 5.73%,
1/15/2037(a)(b) 2,000,000 2,006,384
Elmwood CLO 19 Ltd.
Series 2022-6A,
Class AR2, 5.15%,
10/17/2038(a)(b) 3,050,000 3,053,050
Series 2022-6A,
Class BR2, 5.46%,
10/17/2038(a)(b) 3,000,000 3,009,225
Elmwood CLO 29 Ltd.,
Series 2024-5A,
Class AR2, 5.58%,
4/20/2037(a)(b) 1,750,000 1,752,697
Elmwood CLO 41 Ltd.,
Series 2025-4A, Class
A, 5.64%, 7/17/2038(a)
(b) 4,700,000 4,711,177
Madison Park Funding
LXXIII Ltd., Series 2025-
73A, Class A1, 5.26%,
10/17/2038(a)(b) 4,825,000 4,835,133
Mountain View CLO XV
Ltd., Series 2019-2A,
Class A1R, 5.57%,
7/15/2037(a)(b) 1,725,000 1,730,203
Octagon 57 Ltd., Series
2021-1A, Class B1R,
5.34%, 10/15/2034(a)(b) 3,930,000 3,931,875
Palmer Square CLO
Ltd., Series 2019-1A,
Class A1R2, 5.36%,
8/14/2038(a)(b) 4,000,000 3,997,788
Palmer Square Loan
Funding Ltd., Series
2022-3A, Class A1BR,
5.30%, 4/15/2031(a)(b) 2,075,000 2,079,129
Park Blue CLO Ltd., Series
2022-2A, Class A1R,
5.30%, 7/20/2037(a)(b) 1,450,000 1,453,574
RR 26 Ltd., Series 2023-
26A, Class A1R, 5.02%,
4/15/2038(a)(b) 2,200,000 2,200,772
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Sagard-Halseypoint CLO
8 Ltd., Series 2024-
8A, Class A1, 5.23%,
1/30/2038(a)(b) 2,700,000 2,707,066
Trinitas CLO XXXI Ltd.,
Series 2024-31A, Class
A1, 5.21%, 1/22/2038(a)
(b) 3,125,000 3,131,522
Venture 38 CLO Ltd.,
Series 2019-38A,
Class ARR, 4.84%,
7/30/2032(a)(b) 3,474,811 3,475,770
53,899,493
IRELAND 0 .7%
Other 0 .7%
Ares European CLO XXI
DAC, Series 21A, Class
B, 3.71%, 4/15/2038(a)
(b) EUR 680,000 779,258
CVC Cordatus Loan Fund
III DAC, Series 3A,
Class B1R3, 3.68%,
5/26/2038(a)(b) 1,700,000 1,951,837
Penta CLO DAC, Series
2021-2A, Class BR,
3.68%, 4/15/2038(a)(b) 1,740,000 1,995,972
Sound Point Euro CLO 14
Funding DAC, Series
14A, Class B, 3.60%,
4/20/2039(a)(b) 1,400,000 1,595,570
6,322,637
JERSEY 1 .0%
Other 1 .0%
Halseypoint CLO 7
Ltd., Series 2023-7A,
Class A1R, 5.33%,
7/20/2038(a)(b) 4,000,000 4,019,648
Hartwick Park CLO Ltd.,
Series 2023-1A, Class
AR, 5.04%, 1/20/2037(a)
(b) 3,075,000 3,074,948
Neuberger Berman Loan
Advisers CLO 50 Ltd.,
Series 2022-50A, Class
AR, 5.11%, 7/23/2036(a)
(b) 2,450,000 2,450,463
9,545,059
UNITED STATES 2 .3%
Automobiles 0 .8%
Exeter Automobile
Receivables Trust
Series 2025-1A, Class
A2, 4.70%, 9/15/2027 395,827 395,962
Series 2025-1A, Class
A3, 4.67%, 8/15/2028 525,000 525,755
Ford Credit Auto Owner
Trust, Series 2024-
1, Class A, 4.87%,
8/15/2036(b)(c) 2,225,000 2,274,602

Nationwide Bond Portfolio - October 31, 2025 - Statement of Investments - 3
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
GMF Floorplan Owner
Revolving Trust, Series
2023-1, Class A1,
5.34%, 6/15/2028(b) 2,200,000 2,215,910
Santander Drive Auto
Receivables Trust
Series 2025-1, Class A2,
4.76%, 8/16/2027 247,659 247,749
Series 2025-1, Class A3,
4.74%, 1/16/2029 1,900,000 1,906,146
7,566,124
Credit Card 1 .1%
American Express Credit
Account Master Trust,
Series 2025-3, Class A,
4.51%, 4/15/2032 3,025,000 3,091,327
Barclays Dryrock Issuance
Trust, Series 2023-
1, Class A, 4.72%,
2/15/2029 4,400,000 4,412,832
Discover Card Execution
Note Trust, Series 2023-
A1, Class A, 4.31%,
3/15/2028 2,300,000 2,301,293
9,805,452
Home Equity 0 .0%
†
J.P. Morgan Mortgage
Trust, Series 2023-
HE3, Class A1, 5.78%,
5/20/2054(a)(b) 385,859 387,103
Other 0 .4%
PPM CLO 6-R Ltd., Series
2022-6RA, Class A1R,
5.83%, 1/20/2037(a)(b) 3,300,000 3,309,785
Sunnova Hestia I Issuer
LLC, Series 2023-
GRID1, Class 1A,
5.75%, 12/20/2050(b) 240,950 243,201
3,552,986
21,311,665
Total Asset-Backed Securities
(cost  $90,347,658) 91,078,854
Collateralized Mortgage Obligations 3 .3%
UNITED STATES 3 .3%
Connecticut Avenue
Securities, Series
2025-R01, Class 1M2,
5.68%, 1/25/2045(a)(b) 1,000,000 1,000,309
Connecticut Avenue
Securities Trust
Series 2024-R01,
Class 1M2, 5.98%,
1/25/2044(a)(b) 600,000 604,135
Series 2024-R03,
Class 2M2, 6.13%,
3/25/2044(a)(b) 675,000 679,219
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
Connecticut Avenue
Securities Trust
Deephaven Residential
Mortgage Trust, Series
2021-4, Class A2,
2.09%, 11/25/2066(a)(b) 1,635,553 1,453,020
Ellington Financial
Mortgage Trust, Series
2021-2, Class A1,
0.93%, 6/25/2066(a)(b) 2,465,245 2,077,512
FHLMC REMICS, Series
5502, Class FG, 5.18%,
2/25/2055(a) 1,524,952 1,523,623
FHLMC STACR REMIC
Trust, Series 2024-
DNA2, Class M1,
5.38%, 5/25/2044(a)(b) 1,812,743 1,817,937
FHLMC STACR Trust,
Series 2019-HQA2,
Class M2, 6.35%,
4/25/2049(a)(b) 507,423 515,505
FNMA REMICS, Series
2025-11, Class FB,
5.18%, 3/25/2055(a) 2,375,399 2,376,605
GNMA REMICS, Series
2021-135, Class A,
2.00%, 8/20/2051 6,389,078 5,345,721
J.P. Morgan Mortgage
Trust
Series 2025-2,
Class A4A, 5.50%,
7/25/2055(a)(b) 1,150,685 1,157,185
Series 2024-VIS2,
Class A1, 5.85%,
11/25/2064(b)(c) 1,466,229 1,478,897
OBX Trust
Series 2025-NQM11,
Class A1A, 5.42%,
5/25/2065(b)(c) 2,393,115 2,407,331
Series 2025-NQM15,
Class A1A, 5.14%,
7/27/2065(b)(c) 3,393,426 3,404,655
Towd Point Mortgage
Trust, Series 2020-1,
Class A2A, 3.10%,
1/25/2060(a)(b) 770,000 713,213
Verus Securitization Trust
Series 2021-7, Class A1,
1.83%, 10/25/2066(b)(c) 1,967,047 1,801,694
Series 2024-5, Class A1,
6.19%, 6/25/2069(b)(c) 651,140 659,640
Series 2025-INV1, Class
A1, 5.55%, 2/25/2070(b)
(c) 1,535,185 1,546,552
30,562,753
0
Total Collateralized Mortgage Obligations
(cost $30,353,822) 30,562,753

4 - Statement of Investments - October 31, 2025 - Nationwide Bond Portfolio
Commercial Mortgage-Backed Securities 7 .6%
Principal
Amount ($) Value ($)
UNITED STATES 7 .6%
BANK
Series 2021-BN31,
Class AS, 2.21%,
2/15/2054(a) 3,374,301 2,927,422
Series 2022-BNK43,
Class A5, 4.40%,
8/15/2055 1,250,000 1,226,616
Series 2020-BN27,
Class A5, 2.14%,
4/15/2063 796,000 707,683
Bank of America Merrill
Lynch Commercial
Mortgage Trust , Series
2016-UB10, Class A4,
3.17%, 7/15/2049 735,000 730,510
BANK5
Series 2024-5YR8,
Class A3, 5.88%,
8/15/2057 875,000 917,540
Series 2024-5YR9,
Class AS, 6.18%,
8/15/2057(a) 1,400,000 1,462,736
Series 2025-5YR17,
Class AS, 5.63%,
11/15/2058(a) 2,300,000 2,374,030
BBCMS Mortgage Trust
Series 2024-C24, Class
A5, 5.42%, 2/15/2057 1,075,000 1,124,694
Series 2024-C26, Class
B, 5.94%, 5/15/2057(a) 1,750,000 1,800,730
Series 2025-5C36,
Class A3, 5.52%,
8/15/2058 1,950,000 2,035,803
Benchmark Mortgage
Trust , Series 2024-
V8, Class A3, 6.19%,
7/15/2057(a) 1,050,000 1,109,491
BFLD Commercial
Mortgage Trust , Series
2025-660F, Class B,
5.76%, 11/15/2042(a)(b) 3,000,000 3,003,750
BLP Commercial Mortgage
Trust , Series 2024-
IND2, Class A, 5.37%,
3/15/2041(a)(b) 1,589,286 1,589,782
BMO Mortgage Trust
Series 2024-5C4, Class
A3, 6.53%, 5/15/2057(a) 1,900,000 2,019,456
Series 2024-C9, Class
A5, 5.76%, 7/15/2057 1,300,000 1,385,605
BX Commercial Mortgage
Trust
Series 2024-AIRC,
Class A, 5.72%,
8/15/2039(a)(b) 983,005 984,234
Series 2024-XL5, Class
A, 5.42%, 3/15/2041(a)
(b) 1,091,991 1,092,673
BX Trust
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
Series 2025-ROIC,
Class A, 5.18%,
3/15/2030(a)(b) 4,582,129 4,572,106
Series 2024-BIO, Class
A, 5.67%, 2/15/2041(a)
(b) 1,100,000 1,097,937
Series 2024-PAT, Class
A, 6.12%, 3/15/2041(a)
(b) 650,000 650,203
Series 2024-PAT, Class
B, 7.07%, 3/15/2041(a)
(b) 225,000 224,930
Citigroup Commercial
Mortgage Trust , Series
2019-GC41, Class A4,
2.62%, 8/10/2056 500,000 472,290
Durst Commercial
Mortgage Trust , Series
2025-151, Class A,
5.15%, 8/10/2042(a)(b) 2,150,000 2,190,949
FHLMC Multifamily
Structured Pass-
Through Certificates
REMICS
Series K077, Class A2,
3.85%, 5/25/2028(a) 2,000,000 1,996,176
Series K086, Class A2,
3.86%, 11/25/2028(a) 1,000,000 999,313
Series K544, Class A2,
4.27%, 7/25/2030(a) 3,350,000 3,381,517
Series K126, Class A2,
2.07%, 1/25/2031 1,000,000 908,536
Series KF153, Class AS,
4.99%, 2/25/2033(a) 602,712 605,646
FNMA ACES REMICS,
Series 2022-M1,
Class A2, 1.67%,
10/25/2031(a) 1,000,000 865,682
Houston Galleria Mall
Trust , Series 2025-
HGLR, Class A, 5.46%,
2/5/2045(a)(b) 1,200,000 1,246,226
IRV Trust , Series 2025-
200P, Class A, 5.29%,
3/14/2047(a)(b) 2,100,000 2,154,711
J.P. Morgan Chase
Commercial Mortgage
Securities Trust
Series 2022-NLP, Class
B, 5.39%, 4/15/2037(a)
(b) 1,435,616 1,406,904
Series 2024-OMNI,
Class A, 5.80%,
10/5/2039(a)(b) 1,500,000 1,526,264
JPMBB Commercial
Mortgage Securities
Trust , Series 2015-
C30, Class AS, 4.23%,
7/15/2048(a) 484,467 472,370

Nationwide Bond Portfolio - October 31, 2025 - Statement of Investments - 5
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
JPMDB Commercial
Mortgage Securities
Trust , Series 2017-
C7, Class A5, 3.41%,
10/15/2050 500,000 489,283
KIND Commercial
Mortgage Trust , Series
2024-1, Class A, 5.92%,
8/15/2041(a)(b) 750,000 750,933
LEX Mortgage Trust ,
Series 2024-BBG, Class
A, 4.87%, 10/13/2033(a)
(b) 1,600,000 1,606,883
Morgan Stanley Capital
I Trust , Series 2017-
H1, Class AS, 3.77%,
6/15/2050 500,000 489,761
MSWF Commercial
Mortgage Trust
Series 2023-1, Class A5,
5.75%, 5/15/2056 3,000,000 3,180,538
Series 2023-2, Class A2,
6.89%, 12/15/2056 2,050,000 2,162,267
NYC Commercial
Mortgage Trust , Series
2025-11X, Class A,
5.74%, 10/15/2040(a)(b) 1,800,000 1,800,000
One New York Plaza
Trust , Series 2020-
1NYP, Class A, 5.10%,
1/15/2036(a)(b) 1,300,000 1,267,500
ROCK Trust
Series 2024-CNTR,
Class A, 5.39%,
11/13/2041(b) 2,700,000 2,771,055
Series 2024-CNTR,
Class B, 5.93%,
11/13/2041(b) 850,000 879,452
Wells Fargo Commercial
Mortgage Trust
Series 2024-MGP,
Class A12, 5.72%,
8/15/2041(a)(b) 1,800,000 1,797,238
Series 2024-MGP,
Class B12, 6.32%,
8/15/2041(a)(b) 800,000 798,761
Series 2019-C52, Class
A5, 2.89%, 8/15/2052 530,000 499,650
Series 2016-C33, Class
A4, 3.43%, 3/15/2059 1,225,000 1,219,824
70,977,660
Total Commercial Mortgage-Backed
Securities
(cost $70,768,179)
70,977,660
Corporate Bonds 19 .4%
Principal
Amount ($) Value ($)
BELGIUM 0 .1%
Beverages 0 .1%
Anheuser-Busch Cos.
LLC, 4.70%, 2/1/2036 715,000 707,924
BERMUDA 0 .0%
†
Beverages 0 .0%
†
Bacardi-Martini BV, 5.55%,
2/1/2030(b) 425,000 439,130
CANADA 0 .2%
Capital Markets 0 .0%
†
Brookfield Finance, Inc.,
4.85%, 3/29/2029 300,000 305,244
Oil, Gas & Consumable Fuels 0 .1%
Enbridge, Inc., 2.50%,
8/1/2033(d) 925,000 788,682
Professional Services 0 .0%
†
Thomson Reuters Corp.,
3.35%, 5/15/2026 100,000 99,123
Software 0 .1%
Constellation Software,
Inc., 5.46%,
2/16/2034(b) 622,000 630,886
1,823,935
GERMANY 0 .0%
†
Capital Markets 0 .0%
†
Deutsche Bank AG,
(SOFR + 1.22%),
2.31%, 11/16/2027(d)(e) 150,000 146,986
IRELAND 0 .1%
Consumer Finance 0 .1%
AerCap Ireland Capital
DAC
3.30%, 1/30/2032(d) 764,000 705,058
3.40%, 10/29/2033 825,000 744,340
Avolon Holdings
Funding Ltd., 5.15%,
1/15/2030(b) 328,000 332,972
1,782,370
MEXICO 0 .4%
Beverages 0 .2%
Coca-Cola Femsa SAB de
CV, 2.75%, 1/22/2030 1,852,000 1,739,477
Construction & Engineering 0 .2%
Mexico City Airport
Trust, Reg. S, 3.88%,
4/30/2028 2,510,000 2,461,120
4,200,597
NETHERLANDS 0 .1%
Semiconductors & Semiconductor Equipment 0 .1%
NXP BV
3.15%, 5/1/2027 265,000 261,009
3.40%, 5/1/2030(d) 750,000 719,198
2.50%, 5/11/2031(d) 400,000 360,514
1,340,721

6 - Statement of Investments - October 31, 2025 - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
SAUDI ARABIA 0 .3%
Oil, Gas & Consumable Fuels 0 .3%
Saudi Arabian Oil Co.
Reg. S, 3.50%,
4/16/2029 2,370,000 2,322,600
5.75%, 7/17/2054(b) 200,000 200,984
2,523,584
SOUTH KOREA 0 .0%
†
Metals & Mining 0 .0%
†
POSCO, 5.75%,
1/17/2028(b) 350,000 360,642
SPAIN 0 .4%
Banks 0 .3%
Banco Santander SA,
6.92%, 8/8/2033 2,400,000 2,661,941
Diversified Telecommunication Services 0 .1%
Telefonica Emisiones SA,
4.67%, 3/6/2038 825,000 753,940
3,415,881
SWITZERLAND 0 .3%
Capital Markets 0 .3%
UBS Group AG
(SOFR + 5.02%),
9.02%, 11/15/2033(b)(e) 975,000 1,225,537
(SOFR + 1.76%),
5.58%, 5/9/2036(b)(d)(e) 945,000 986,206
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 4.76%), 9.25%,
11/13/2033(b)(e)(f) 370,000 433,277
2,645,020
UNITED ARAB EMIRATES 0 .5%
Oil, Gas & Consumable Fuels 0 .3%
Galaxy Pipeline Assets
Bidco Ltd., Reg. S,
2.63%, 3/31/2036 2,770,000 2,447,496
Transportation Infrastructure 0 .2%
DP World Crescent Ltd.,
5.50%, 5/8/2035(b) 1,600,000 1,668,800
4,116,296
UNITED KINGDOM 0 .7%
Banks 0 .3%
Barclays plc, (SOFR
+ 1.59%), 5.79%,
2/25/2036(e) 1,735,000 1,814,515
NatWest Group plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.27%), 5.52%,
9/30/2028(e) 275,000 281,571
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED KINGDOM
Banks
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.05%), 5.12%,
5/23/2031(e) 565,000 580,125
2,676,211
Consumer Finance 0 .0%
†
Macquarie Airfinance
Holdings Ltd., 6.40%,
3/26/2029(b) 185,000 194,460
Diversified Telecommunication Services 0 .1%
British
Telecommunications plc,
9.62%, 12/15/2030(c) 945,000 1,156,092
Ground Transportation 0 .0%
†
Ashtead Capital, Inc.,
5.80%, 4/15/2034(b) 502,000 525,631
Tobacco 0 .3%
BAT Capital Corp.
3.56%, 8/15/2027(d) 300,000 297,067
2.26%, 3/25/2028 970,000 927,838
7.75%, 10/19/2032(d) 110,000 128,220
6.00%, 2/20/2034 1,134,000 1,210,449
BAT International Finance
plc, 4.45%, 3/16/2028(d) 325,000 326,800
2,890,374
7,442,768
UNITED STATES 16 .3%
Aerospace & Defense 0 .7%
Boeing Co. (The)
5.04%, 5/1/2027 200,000 201,951
5.15%, 5/1/2030(d) 840,000 864,055
6.53%, 5/1/2034 1,089,000 1,204,946
3.38%, 6/15/2046 1,100,000 787,157
3.85%, 11/1/2048 450,000 335,094
6.86%, 5/1/2054 1,145,000 1,303,247
GE Capital International
Funding Co. Unlimited
Co., 4.42%, 11/15/2035 475,000 465,758
Howmet Aerospace, Inc.,
4.85%, 10/15/2031(d) 650,000 667,328
Huntington Ingalls
Industries, Inc., 3.48%,
12/1/2027 500,000 491,805
6,321,341
Automobiles 0 .0%
†
Hyundai Capital America,
6.20%, 9/21/2030(b) 235,000 251,208
Banks 1 .7%
Bank of America Corp.
(CME Term SOFR 3
Month + 1.84%), 3.82%,
1/20/2028(e) 500,000 498,044
(SOFR + 1.63%),
5.20%, 4/25/2029(e) 2,745,000 2,811,331

Nationwide Bond Portfolio - October 31, 2025 - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Banks
(SOFR + 1.06%),
2.09%, 6/14/2029(e) 3,325,000 3,156,587
(SOFR + 1.31%),
5.51%, 1/24/2036(e) 1,000,000 1,046,928
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.20%), 2.48%,
9/21/2036(e) 1,209,000 1,053,487
6.11%, 1/29/2037 375,000 404,570
Citigroup, Inc.
4.45%, 9/29/2027 400,000 401,270
(SOFR + 1.35%),
3.06%, 1/25/2033(e) 2,500,000 2,284,196
(SOFR + 1.83%),
6.02%, 1/24/2036(e) 825,000 863,107
First Horizon Corp.,
(SOFR + 1.77%),
5.51%, 3/7/2031(e) 230,000 237,189
JPMorgan Chase & Co.
(CME Term SOFR 3
Month + 2.52%), 2.96%,
5/13/2031(e) 400,000 376,088
(SOFR + 1.68%),
5.57%, 4/22/2036(e) 705,000 743,156
M&T Bank Corp.
(SOFR + 2.80%),
7.41%, 10/30/2029(d)(e) 260,000 281,467
(SOFR + 1.85%),
5.05%, 1/27/2034(d)(e) 1,280,000 1,283,405
US Bancorp, (SOFR
+ 2.02%), 5.78%,
6/12/2029(d)(e) 325,000 337,553
Wells Fargo & Co., (SOFR
+ 2.10%), 4.90%,
7/25/2033(e) 366,000 371,526
16,149,904
Beverages 0 .4%
Constellation Brands, Inc.,
4.40%, 11/15/2025 800,000 799,769
Keurig Dr Pepper, Inc.
3.95%, 4/15/2029(d) 573,000 564,808
3.20%, 5/1/2030 470,000 444,867
Pernod Ricard
International Finance
LLC, 1.63%, 4/1/2031(b) 1,780,000 1,540,310
3,349,754
Biotechnology 0 .3%
AbbVie, Inc., 4.25%,
11/21/2049 46,000 38,720
Amgen, Inc.
5.25%, 3/2/2030(d) 973,000 1,009,854
5.25%, 3/2/2033 1,461,000 1,512,822
2,561,396
Building Products 0 .2%
Carlisle Cos., Inc., 2.75%,
3/1/2030 371,000 348,400
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Building Products
Carrier Global Corp.
2.70%, 2/15/2031(d) 650,000 599,063
5.90%, 3/15/2034 865,000 930,911
1,878,374
Capital Markets 1 .1%
Ares Capital Corp., 2.15%,
7/15/2026 175,000 172,302
Barings BDC, Inc., 3.30%,
11/23/2026 25,000 24,589
Blackstone Private
Credit Fund, 6.00%,
1/29/2032(d) 400,000 409,424
Blackstone Secured
Lending Fund, 5.88%,
11/15/2027(d) 700,000 714,277
Charles Schwab Corp.
(The), 2.45%, 3/3/2027 205,000 200,884
FactSet Research
Systems, Inc., 2.90%,
3/1/2027 925,000 909,008
FS KKR Capital Corp.
3.40%, 1/15/2026 200,000 199,391
2.63%, 1/15/2027 500,000 483,012
Golub Capital BDC, Inc.,
2.50%, 8/24/2026 163,000 160,122
LPL Holdings, Inc., 4.00%,
3/15/2029(b)(d) 915,000 893,678
Morgan Stanley
5.00%, 11/24/2025(d) 300,000 300,063
3.63%, 1/20/2027 1,000,000 996,231
(SOFR + 1.59%),
5.16%, 4/20/2029(e) 1,205,000 1,231,936
(SOFR + 1.73%),
5.47%, 1/18/2035(e) 420,000 436,827
(SOFR + 1.76%),
5.66%, 4/17/2036(e) 895,000 942,418
(SOFR + 1.36%),
2.48%, 9/16/2036(d)(e) 1,975,000 1,723,859
9,798,021
Chemicals 0 .3%
Cabot Corp., 4.00%,
7/1/2029 720,000 712,552
Celanese US Holdings
LLC
1.40%, 8/5/2026(d) 230,000 224,050
6.83%, 7/15/2029(c)(d) 250,000 255,335
DuPont de Nemours, Inc.,
4.49%, 11/15/2025 150,000 149,969
EIDP, Inc., 2.30%,
7/15/2030 395,000 364,487
Huntsman International
LLC, 4.50%, 5/1/2029(d) 1,020,000 942,979
2,649,372
Commercial Services & Supplies 0 .0%
†
Cintas Corp. No. 2, 3.70%,
4/1/2027 4,000 3,985

8 - Statement of Investments - October 31, 2025 - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Commercial Services & Supplies
Republic Services, Inc.,
3.95%, 5/15/2028 180,000 179,835
183,820
Communications Equipment 0 .1%
Motorola Solutions, Inc.,
4.60%, 5/23/2029(d) 708,000 715,831
Construction & Engineering 0 .2%
Quanta Services, Inc.
2.90%, 10/1/2030(d) 100,000 93,523
2.35%, 1/15/2032 505,000 446,021
5.25%, 8/9/2034(d) 972,000 1,000,066
1,539,610
Construction Materials 0 .0%
†
Martin Marietta
Materials, Inc., 3.50%,
12/15/2027(d) 300,000 296,587
Consumer Finance 0 .2%
Capital One Financial
Corp., 3.75%, 7/28/2026 550,000 548,035
Ford Motor Credit
Co. LLC, 5.85%,
5/17/2027(d) 558,000 565,946
1,113,981
Diversified REITs 0 .1%
GLP Capital LP, 5.75%,
6/1/2028 510,000 524,471
VICI Properties LP, 4.50%,
1/15/2028(b) 250,000 249,805
774,276
Diversified Telecommunication Services 0 .2%
AT&T, Inc.
2.75%, 6/1/2031 575,000 526,748
4.85%, 3/1/2039(d) 1,000,000 957,165
Sprint Capital Corp.,
8.75%, 3/15/2032 255,000 310,220
1,794,133
Electric Utilities 0 .5%
American Electric Power
Co., Inc., 2.30%,
3/1/2030 100,000 91,882
Arizona Public Service
Co., 2.20%, 12/15/2031 210,000 184,328
Commonwealth Edison
Co., 2.20%, 3/1/2030 149,000 137,747
Duke Energy Corp.,
4.30%, 3/15/2028 90,000 90,254
Entergy Texas, Inc.,
4.00%, 3/30/2029 100,000 99,633
Indiana Michigan
Power Co., 3.85%,
5/15/2028(d) 200,000 199,198
Interstate Power and Light
Co., 4.10%, 9/26/2028 100,000 99,875
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Electric Utilities
Oncor Electric Delivery Co.
LLC
4.15%, 6/1/2032 125,000 122,444
4.55%, 9/15/2032 160,000 160,246
Pacific Gas and Electric
Co., 3.30%, 8/1/2040 550,000 417,670
PacifiCorp, 2.70%,
9/15/2030 100,000 92,445
PPL Capital Funding, Inc.,
3.10%, 5/15/2026(d) 50,000 49,688
Southern Co. (The), Series
21-B, 1.75%, 3/15/2028 550,000 520,563
Southwestern Electric
Power Co., Series N,
1.65%, 3/15/2026(d) 250,000 247,674
Tucson Electric Power
Co., 1.50%, 8/1/2030 100,000 88,263
Wisconsin Power and
Light Co.
1.95%, 9/16/2031 35,000 30,411
3.95%, 9/1/2032(d) 155,000 149,168
Xcel Energy, Inc.
3.35%, 12/1/2026 775,000 768,982
1.75%, 3/15/2027(d) 850,000 822,681
4,373,152
Electrical Equipment 0 .1%
Regal Rexnord Corp.,
6.30%, 2/15/2030 1,286,000 1,361,149
Electronic Equipment, Instruments & Components 0 .1%
Allegion US Holding Co.,
Inc.
3.55%, 10/1/2027 60,000 59,302
5.60%, 5/29/2034 695,000 727,714
CDW LLC, 3.25%,
2/15/2029 125,000 119,756
906,772
Financial Services 0 .1%
Block Financial LLC,
2.50%, 7/15/2028 275,000 261,353
Global Payments, Inc.,
5.30%, 8/15/2029 365,000 371,446
National Rural Utilities
Cooperative Finance
Corp.
1.00%, 6/15/2026 100,000 98,095
1.35%, 3/15/2031 100,000 85,938
816,832
Food Products 1 .2%
Bunge Ltd. Finance Corp.,
4.20%, 9/17/2029 792,000 791,159
Campbell's Co. (The)
5.40%, 3/21/2034(d) 1,802,000 1,850,912
4.75%, 3/23/2035(d) 508,000 492,844
General Mills, Inc., 4.20%,
4/17/2028 250,000 250,170
J M Smucker Co. (The),
6.20%, 11/15/2033(d) 602,000 652,831

Nationwide Bond Portfolio - October 31, 2025 - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Food Products
Mars, Inc.
4.80%, 3/1/2030(b)(d) 725,000 740,610
5.00%, 3/1/2032(b) 2,250,000 2,312,155
5.20%, 3/1/2035(b) 3,475,000 3,566,713
McCormick & Co., Inc.,
0.90%, 2/15/2026(d) 250,000 247,464
10,904,858
Gas Utilities 0 .0%
†
Atmos Energy Corp.,
3.00%, 6/15/2027 50,000 49,306
ONE Gas, Inc., 4.25%,
9/1/2032 195,000 193,104
Piedmont Natural Gas Co.,
Inc., 3.50%, 6/1/2029 100,000 97,767
340,177
Ground Transportation 0 .1%
Penske Truck Leasing Co.
LP, 5.25%, 7/1/2029(b)
(d) 758,000 780,373
Health Care Equipment & Supplies 0 .4%
Alcon Finance Corp.,
3.00%, 9/23/2029(b) 562,000 535,685
Solventum Corp.
5.40%, 3/1/2029(d) 727,000 751,886
5.45%, 3/13/2031 1,315,000 1,369,469
5.60%, 3/23/2034(d) 925,000 962,026
3,619,066
Health Care Providers & Services 1 .8%
Adventist Health System,
Series 2025, 4.74%,
12/1/2030 2,765,000 2,784,371
Adventist Health System,
5.76%, 12/1/2034(d) 645,000 667,327
Cencora, Inc., 2.80%,
5/15/2030 100,000 93,935
Cigna Group (The), 5.13%,
5/15/2031(d) 1,540,000 1,595,053
CommonSpirit Health
4.35%, 9/1/2030 1,080,000 1,077,300
4.98%, 9/1/2035 1,645,000 1,636,773
CVS Health Corp., 4.78%,
3/25/2038 1,150,000 1,080,518
HCA, Inc.
5.25%, 6/15/2026(d) 500,000 500,494
4.13%, 6/15/2029 270,000 268,097
5.45%, 4/1/2031 2,115,000 2,201,280
Humana, Inc., 5.95%,
3/15/2034 325,000 342,640
Laboratory Corp. of
America Holdings,
4.80%, 10/1/2034 463,000 458,922
PeaceHealth Obligated
Group, 4.34%,
11/15/2028(d) 855,000 859,633
UnitedHealth Group, Inc.
5.00%, 4/15/2034 1,525,000 1,551,645
3.05%, 5/15/2041(d) 375,000 286,241
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Health Care Providers & Services
5.88%, 2/15/2053 775,000 795,840
5.05%, 4/15/2053 271,000 248,776
16,448,845
Hotels, Restaurants & Leisure 1 .1%
Choice Hotels
International, Inc.
3.70%, 12/1/2029(d) 465,000 446,406
3.70%, 1/15/2031 1,409,000 1,321,381
5.85%, 8/1/2034 713,000 725,117
Expedia Group, Inc.,
3.25%, 2/15/2030 496,000 473,486
Hyatt Hotels Corp., 5.50%,
6/30/2034(d) 1,853,000 1,905,312
Las Vegas Sands Corp.
5.63%, 6/15/2028 690,000 705,547
6.00%, 6/14/2030(d) 250,000 261,364
Marriott International, Inc.,
4.88%, 5/15/2029(d) 591,000 602,943
Marriott International,
Inc., Series HH, 2.85%,
4/15/2031 3,000,000 2,763,427
McDonald's Corp., 3.50%,
7/1/2027 750,000 744,044
9,949,027
Insurance 0 .2%
Aon Corp., 2.80%,
5/15/2030(d) 200,000 188,036
Chubb Corp. (The), 6.80%,
11/15/2031 549,000 615,044
Trinity Acquisition plc,
4.40%, 3/15/2026 250,000 250,051
Willis North America, Inc.
4.50%, 9/15/2028 250,000 251,742
2.95%, 9/15/2029(d) 200,000 189,898
1,494,771
Interactive Media & Services 0 .4%
Meta Platforms, Inc.
4.20%, 11/15/2030 1,875,000 1,873,049
4.88%, 11/15/2035 1,675,000 1,682,406
3,555,455
IT Services 0 .0%
†
International Business
Machines Corp., 4.15%,
7/27/2027(d) 160,000 160,759
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 5,000 4,894
2.70%, 10/15/2028 40,000 38,171
203,824
Life Sciences Tools & Services 0 .0%
†
Agilent Technologies, Inc.,
2.75%, 9/15/2029(d) 250,000 237,034
Machinery 0 .2%
AGCO Corp., 5.80%,
3/21/2034 572,000 595,796

10 - Statement of Investments - October 31, 2025 - Nationwide Bond Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Machinery
IDEX Corp., 2.63%,
6/15/2031(d) 275,000 250,634
Ingersoll Rand, Inc.,
5.70%, 8/14/2033 710,000 755,364
1,601,794
Media 0 .2%
Comcast Corp.
5.30%, 6/1/2034(d) 531,000 544,984
3.75%, 4/1/2040 750,000 623,152
Time Warner Cable LLC,
5.88%, 11/15/2040 825,000 771,617
1,939,753
Metals & Mining 0 .2%
Freeport-McMoRan, Inc.,
4.13%, 3/1/2028 115,000 114,444
Reliance, Inc., 2.15%,
8/15/2030(d) 620,000 559,616
Steel Dynamics, Inc.,
3.45%, 4/15/2030 730,000 703,856
1,377,916
Multi-Utilities 0 .1%
Ameren Corp., 3.50%,
1/15/2031(d) 200,000 191,330
CenterPoint Energy, Inc.,
2.95%, 3/1/2030(d) 89,000 84,356
Dominion Energy, Inc.,
Series C, 3.38%,
4/1/2030 100,000 96,136
Sempra
3.25%, 6/15/2027 100,000 98,347
3.70%, 4/1/2029 200,000 196,262
Southern Co. Gas Capital
Corp., Series 20-A,
1.75%, 1/15/2031(d) 100,000 87,797
WEC Energy Group, Inc.,
5.15%, 10/1/2027(d) 180,000 183,372
937,600
Oil, Gas & Consumable Fuels 1 .1%
Cheniere Corpus Christi
Holdings LLC, 5.13%,
6/30/2027 945,000 954,673
Columbia Pipelines
Operating Co. LLC,
6.04%, 11/15/2033(b) 525,000 560,088
Devon Energy Corp.
5.88%, 6/15/2028(d) 1,450,000 1,450,131
4.50%, 1/15/2030(d) 389,000 389,899
EQT Corp.
3.90%, 10/1/2027 650,000 645,107
5.00%, 1/15/2029 810,000 819,825
7.00%, 2/1/2030(c)(d) 100,000 108,531
Kinder Morgan, Inc.,
1.75%, 11/15/2026(d) 1,400,000 1,367,799
MPLX LP
4.80%, 2/15/2029(d) 733,000 743,946
2.65%, 8/15/2030(d) 600,000 552,621
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels
Northwest Pipeline LLC,
4.00%, 4/1/2027(d) 275,000 274,169
Occidental Petroleum
Corp., 7.88%, 9/15/2031 502,000 574,265
ONEOK, Inc., 4.00%,
7/13/2027(d) 800,000 797,260
Ovintiv, Inc., 5.38%,
1/1/2026 40,000 39,961
Targa Resources Corp.,
4.20%, 2/1/2033(d) 220,000 209,464
Western Midstream
Operating LP, 5.45%,
4/1/2044(d) 975,000 879,785
Williams Cos., Inc. (The),
4.65%, 8/15/2032(d) 1,000,000 997,624
11,365,148
Pharmaceuticals 0 .2%
Royalty Pharma plc,
5.40%, 9/2/2034(d) 1,243,000 1,270,399
Zoetis, Inc., 3.90%,
8/20/2028 465,000 464,546
1,734,945
Residential REITs 0 .1%
Camden Property Trust,
3.15%, 7/1/2029(d) 100,000 96,326
Invitation Homes
Operating Partnership
LP, 2.00%, 8/15/2031 900,000 779,273
875,599
Semiconductors & Semiconductor Equipment 0 .3%
Broadcom, Inc., 1.95%,
2/15/2028 625,000 596,680
Intel Corp.
5.20%, 2/10/2033(d) 900,000 916,594
5.15%, 2/21/2034(d) 426,000 432,370
Xilinx, Inc., 2.38%,
6/1/2030 250,000 231,818
2,177,462
Software 1 .2%
AppLovin Corp., 5.50%,
12/1/2034 2,000,000 2,054,242
Fortinet, Inc., 1.00%,
3/15/2026 650,000 641,639
Microsoft Corp., 3.40%,
9/15/2026 410,000 408,477
Oracle Corp.
2.30%, 3/25/2028 600,000 573,822
5.25%, 2/3/2032(d) 1,299,000 1,322,435
4.80%, 9/26/2032 1,495,000 1,479,608
4.90%, 2/6/2033 1,244,000 1,235,707
5.20%, 9/26/2035 1,735,000 1,708,636
6.90%, 11/9/2052 850,000 906,323
ServiceNow, Inc., 1.40%,
9/1/2030 422,000 369,960
Synopsys, Inc., 5.00%,
4/1/2032(d) 948,000 967,945

Nationwide Bond Portfolio - October 31, 2025 - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Software
VMware LLC, 4.70%,
5/15/2030 35,000 35,513
11,704,307
Specialized REITs 0 .3%
American Tower Corp.
1.45%, 9/15/2026(d) 210,000 205,144
2.75%, 1/15/2027 300,000 294,973
Crown Castle, Inc., 2.90%,
3/15/2027 100,000 98,199
Extra Space Storage LP
3.88%, 12/15/2027 300,000 297,808
3.90%, 4/1/2029 430,000 423,939
Public Storage Operating
Co.
3.39%, 5/1/2029 550,000 537,164
2.30%, 5/1/2031 950,000 856,177
2,713,404
Specialty Retail 0 .1%
AutoNation, Inc., 4.75%,
6/1/2030 575,000 576,828
Lowe's Cos., Inc., 1.70%,
10/15/2030 925,000 816,111
1,392,939
Technology Hardware, Storage & Peripherals 0 .2%
Hewlett Packard
Enterprise Co., 5.00%,
10/15/2034 856,000 846,970
HP, Inc.
3.00%, 6/17/2027 35,000 34,346
4.00%, 4/15/2029(d) 979,000 967,991
1,849,307
Tobacco 0 .1%
Altria Group, Inc., 4.80%,
2/14/2029(d) 927,000 940,990
Trading Companies & Distributors 0 .1%
Air Lease Corp., 5.20%,
7/15/2031 1,075,000 1,094,320
Water Utilities 0 .0%
†
American Water Capital
Corp., Class C, 2.95%,
9/1/2027 100,000 98,197
Essential Utilities, Inc.,
2.70%, 4/15/2030(d) 50,000 46,681
144,878
Wireless Telecommunication Services 0 .4%
T-Mobile USA, Inc., 3.50%,
4/15/2031(d) 4,271,000 4,061,143
150,280,448
Total Corporate Bonds
(cost $176,933,107) 181,226,302
Municipal Bonds 0 .2%
Principal
Amount ($) Value ($)
FLORIDA 0 .0%
†
State Board of
Administration Finance
Corp., RB, Series
A,2.15%, 7/1/2030 75,000 68,922
MARYLAND 0 .2%
Maryland Economic
Development Corp., RB,
Series 2024,4.97%,
11/30/2032 490,000 504,087
Series 2024,5.02%,
11/30/2033 825,000 849,005
1,353,092
MASSACHUSETTS 0 .0%
†
Commonwealth of
Massachusetts, GO,
Series A,4.91%,
5/1/2029 100,000 101,857
Total Municipal Bonds
(cost $1,503,857) 1,523,871
Mortgage-Backed Securities 34 .4%
FHLMC UMBS Pool
Pool# QB2929
2.00%, 9/1/2050 144,097 118,011
Pool# QB4050
2.00%, 10/1/2050 775,551 634,665
Pool# QB3891
2.00%, 10/1/2050 105,893 86,745
Pool# RA3986
2.50%, 11/1/2050 1,264,489 1,080,147
Pool# SD1384
2.50%, 11/1/2050 288,823 250,481
Pool# SD8129
2.50%, 2/1/2051 3,071,633 2,623,577
Pool# SD7536
2.50%, 2/1/2051 1,231,201 1,068,584
Pool# SD8145
1.50%, 5/1/2051 3,987,125 3,080,409
Pool# SD7543
2.50%, 8/1/2051 7,715,819 6,685,967
Pool# QD0652
2.00%, 11/1/2051 319,100 262,622
Pool# SD7555
3.00%, 8/1/2052 3,082,231 2,783,338
Pool# SD1501
4.00%, 8/1/2052 955,172 910,921
Pool# RA7920
4.00%, 9/1/2052 1,301,677 1,240,568
Pool# RA8213
6.00%, 11/1/2052 1,074,018 1,117,603
Pool# SD2056
6.00%, 12/1/2052 706,631 735,385
Pool# RA8419
6.00%, 1/1/2053 1,449,026 1,499,323
Pool# RA8417
6.00%, 1/1/2053 745,680 775,781
Pool# SD7563
4.50%, 5/1/2053 8,075,146 7,993,493
Pool# SD4473

12 - Statement of Investments - October 31, 2025 - Nationwide Bond Portfolio
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
6.50%, 12/1/2053 763,358 807,617
Pool# SD7571
6.50%, 6/1/2054 7,560,622 8,007,049
FNMA UMBS Pool
Pool# BM5108
3.00%, 2/1/2033 654,163 637,816
Pool# MA4106
1.50%, 7/1/2035 616,716 556,344
Pool# CA9152
2.50%, 2/1/2036 1,643,358 1,554,814
Pool# BT2234
2.00%, 4/1/2037 3,641,511 3,353,309
Pool# CB3758
2.00%, 5/1/2037 1,982,313 1,824,884
Pool# MA4685
1.50%, 6/1/2037 2,285,461 2,048,082
Pool# FS0146
3.50%, 9/1/2043 1,236,993 1,181,513
Pool# BE3774
4.00%, 7/1/2047 719,418 694,479
Pool# BM2007
4.00%, 9/1/2048 197,786 191,274
Pool# CA2471
4.00%, 10/1/2048 753,764 728,205
Pool# MA3692
3.50%, 7/1/2049 2,371,737 2,212,262
Pool# FM2363
3.00%, 1/1/2050 683,664 620,718
Pool# CA6032
2.50%, 6/1/2050 1,904,169 1,650,419
Pool# CA6020
3.00%, 6/1/2050 1,673,565 1,495,645
Pool# MA4158
2.00%, 10/1/2050 9,464,814 7,751,396
Pool# CA7404
4.00%, 10/1/2050 3,074,658 2,943,307
Pool# MA4182
2.00%, 11/1/2050 9,275,665 7,598,428
Pool# FS4481
2.50%, 11/1/2050 2,485,472 2,153,638
Pool# MA4210
2.50%, 12/1/2050 410,171 349,655
Pool# FM5525
2.50%, 1/1/2051 3,399,438 2,899,440
Pool# FS2772
2.50%, 2/1/2051 121,853 105,632
Pool# FM6554
2.00%, 3/1/2051 1,020,319 839,760
Pool# BR6352
2.50%, 3/1/2051 579,450 503,883
Pool# FM6834
2.00%, 4/1/2051 473,968 390,093
Pool# BR7647
2.00%, 4/1/2051 59,636 48,974
Pool# MA4356
2.50%, 6/1/2051 3,594,421 3,069,141
Pool# FM8057
3.00%, 7/1/2051 3,304,543 2,983,216
Pool# MA4398
2.00%, 8/1/2051 6,018,221 4,915,502
Pool# MA4400
3.00%, 8/1/2051 3,012,234 2,681,966
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM8779
2.50%, 9/1/2051 721,020 626,462
Pool# MA4437
2.00%, 10/1/2051 891,866 728,265
Pool# FM8997
2.50%, 10/1/2051 7,197,781 6,183,077
Pool# CB1805
2.50%, 10/1/2051 2,840,378 2,461,878
Pool# FM9450
2.00%, 11/1/2051 140,088 115,295
Pool# CB2045
2.50%, 11/1/2051 1,667,569 1,445,401
Pool# FM9492
2.50%, 11/1/2051 1,312,948 1,138,021
Pool# FM9578
2.00%, 12/1/2051 25,961 21,366
Pool# CB2809
2.50%, 2/1/2052 2,601,277 2,218,138
Pool# CB3156
2.00%, 3/1/2052 1,593,641 1,305,346
Pool# CB3368
3.00%, 4/1/2052 1,569,805 1,393,993
Pool# CB3769
3.50%, 6/1/2052 1,075,053 996,809
Pool# CB5087
5.50%, 11/1/2052 10,912,315 11,207,988
Pool# FS3440
6.00%, 12/1/2052 1,428,003 1,484,142
Pool# CB6821
5.50%, 8/1/2053 20,157,456 20,451,433
Pool# CB7143
6.50%, 9/1/2053 1,406,399 1,463,666
Pool# CB7603
6.00%, 12/1/2053 7,797,318 7,982,266
Pool# FS8303
6.00%, 6/1/2054 885,550 919,023
FNMA/FHLMC UMBS,
15 Year, Single Family
TBA 2.00%, 11/25/2040 1,000,000 920,217
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA
2.50%, 11/25/2055 4,000,000 3,395,466
3.50%, 11/25/2055 1,000,000 921,861
4.00%, 11/25/2055 2,000,000 1,897,415
4.50%, 11/25/2055 9,000,000 8,771,593
5.00%, 11/25/2055 5,000,000 4,974,435
5.50%, 11/25/2055 50,000,000 50,514,833
6.00%, 11/25/2055 7,000,000 7,157,899
3.50%, 12/25/2055 1,000,000 921,158
GNMA TBA
2.00%, 11/15/2055 2,000,000 1,663,057
2.50%, 11/15/2055 1,000,000 865,429
6.00%, 11/15/2055 13,000,000 13,230,122
7.00%, 11/15/2055 1,000,000 1,028,594
GNMA II Pool
Pool# MA0317
3.00%, 8/20/2042 341,047 317,486
Pool# AC0071
3.50%, 10/20/2042 494,629 462,778
Pool# MA2600
3.00%, 2/20/2045 368,845 336,378

Nationwide Bond Portfolio - October 31, 2025 - Statement of Investments - 13
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA2825
3.00%, 5/20/2045 268,543 245,470
Pool# MA4509
3.00%, 6/20/2047 348,198 317,306
Pool# MA4718
3.00%, 9/20/2047 320,984 292,105
Pool# MA6409
3.00%, 1/20/2050 137,369 123,970
Pool# 785702
2.50%, 10/20/2051 755,189 649,544
Pool# MA7705
2.50%, 11/20/2051 3,124,854 2,706,883
Pool# 785764
2.50%, 11/20/2051 945,713 816,512
Pool# MA7707
3.50%, 11/20/2051 2,158,969 1,988,767
Pool# MA7766
2.00%, 12/20/2051 12,565,196 10,454,949
Pool# MA7767
2.50%, 12/20/2051 8,840,305 7,655,121
Pool# 785787
2.50%, 12/20/2051 750,621 646,078
Pool# 785788
2.50%, 12/20/2051 544,850 470,413
Pool# MA8150
4.00%, 7/20/2052 395,987 377,896
Pool# MA8197
2.50%, 8/20/2052 358,744 312,089
Pool# MA8198
3.00%, 8/20/2052 1,802,905 1,623,899
Pool# MA8201
4.50%, 8/20/2052 211,324 207,832
Pool# MA8427
4.50%, 11/20/2052 14,553,074 14,305,860
Pool# MA8643
3.00%, 2/20/2053 3,076,873 2,780,940
Pool# MA8644
3.50%, 2/20/2053 3,941,878 3,635,204
Pool# MA9668
5.50%, 5/20/2054 11,461,616 11,586,512
GNMA Various Pool TBA
4.50%, 12/15/2055 1,000,000 975,050
Total Mortgage-Backed Securities
(cost $329,979,695) 321,439,771
Foreign Government Securities 0 .9%
CANADA 0 .0%
†
Province of Alberta,
1.30%, 7/22/2030 60,000 53,450
Province of British
Columbia, 1.30%,
1/29/2031 25,000 21,904
Province of Ontario
0.63%, 1/21/2026 50,000 49,620
2.30%, 6/15/2026 45,000 44,541
1.05%, 5/21/2027 25,000 23,975
2.00%, 10/2/2029 25,000 23,380
1.13%, 10/7/2030 40,000 35,105
Province of Quebec
2.50%, 4/20/2026 50,000 49,646
Foreign Government Securities
Principal
Amount ($) Value ($)
CANADA
Province of Quebec
2.75%, 4/12/2027 25,000 24,625
326,246
CHILE 0 .0%
†
Republic of Chile, 3.25%,
9/21/2071 860,000 545,799
HUNGARY 0 .2%
Hungary Government
Bond
Reg. S, 6.13%,
5/22/2028 940,000 979,822
3.13%, 9/21/2051 (b) 1,560,000 1,015,012
1,994,834
MEXICO 0 .5%
Eagle Funding Luxco Sarl,
5.50%, 8/17/2030 (b) 2,840,000 2,885,156
United Mexican States,
3.75%, 4/19/2071 2,330,000 1,440,872
4,326,028
PANAMA 0 .0%
†
Republic of Panama,
3.87%, 7/23/2060 500,000 338,000
PERU 0 .1%
Republic of Peru
5.38%, 2/8/2035 100,000 102,651
5.50%, 3/30/2036 510,000 522,214
624,865
POLAND 0 .1%
Republic of Poland,
5.13%, 9/18/2034 780,000 801,235
Total Foreign Government Securities
(cost $8,724,439) 8,957,007
U.S. Treasury Obligations 27 .6%
U.S. Treasury Bonds
4.38%, 5/15/2040 5,800,000 5,768,281
4.25%, 11/15/2040 7,250,000 7,083,477
4.75%, 2/15/2041 6,830,000 7,045,038
3.38%, 8/15/2042 12,050,000 10,353,115
2.75%, 11/15/2042 3,050,000 2,381,621
4.00%, 11/15/2042 2,550,000 2,376,580
4.50%, 2/15/2044 14,450,000 14,244,539
4.63%, 5/15/2044 14,370,000 14,379,543
4.63%, 11/15/2044 12,500,000 12,484,863
3.00%, 2/15/2047 4,700 3,628
3.00%, 2/15/2048 11,820,000 9,021,523
2.38%, 11/15/2049 3,600,000 2,381,766
1.63%, 11/15/2050 7,000,000 3,805,703
2.25%, 2/15/2052 4,180,000 2,622,623
2.88%, 5/15/2052 2,500,000 1,802,832
3.00%, 8/15/2052 4,521,400 3,341,774
4.00%, 11/15/2052 22,602,800 20,200,370
4.75%, 11/15/2053 12,360,000 12,500,981
U.S. Treasury Inflation
Linked Bonds, 1.50%,
2/15/2053 5,422,252 4,394,983

14 - Statement of Investments - October 31, 2025 - Nationwide Bond Portfolio
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
0.63%, 12/31/2027 20,070,000 18,841,496
1.25%, 5/31/2028 31,280,000 29,485,066
4.63%, 4/30/2029 19,280,000 19,902,081
3.75%, 6/30/2030 1,520,000 1,523,087
3.63%, 10/31/2030 9,700,000 9,664,383
4.63%, 4/30/2031 18,020,000 18,788,666
3.75%, 10/31/2032 9,820,000 9,737,144
3.88%, 8/15/2034 13,700,000 13,541,594
Total U.S. Treasury Obligations
(cost $260,875,679) 257,676,757
Short-Term Investments 4 .0%
Certificate of Deposit 0 .5%
National Bank of
Kuwait,4.48% 12/2/2025 4,664,000 4,665,462
Commercial Paper 0 .5%
General Motors Financial
Co., Inc.,4.64%
1/26/2026 4,697,000 4,649,649
U.S. Treasury Obligation 3 .0%
U.S. Treasury Bills,4.03%
11/25/2025 27,800,000 27,734,100
Total Short-Term Investment
(cost $37,036,189)
37,049,211
Repurchase Agreements 2 .3%
CF Secured, LLC 4.13%,
dated 10/31/2025, due
11/3/2025, repurchase
price $17,611,992,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
11/30/2025 - 2/15/2055;
total market value
$17,964,232. (g)(h) 17,605,933 17,605,933
Deutsche Bank Securities,
Inc. 4.14%, dated
10/31/2025, due
11/3/2025, repurchase
price $167,263,
collateralized by U.S.
Government Treasury
Securities, ranging from
3.63% - 5.38%, maturing
2/15/2031 - 2/15/2044;
total market value
$170,549. (g)(h) 167,205 167,205
Repurchase Agreements
Principal
Amount ($) Value ($)
Marex Capital Markets,
Inc. 4.24%, dated
10/31/2025, due
11/3/2025, repurchase
price $3,001,060,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.75%, maturing
11/4/2025 - 2/15/2055;
total market value
$3,061,081. (g)(h) 3,000,000 3,000,000
Santander US Capital
Markets 4.17%, dated
10/31/2025, due
11/3/2025, repurchase
price $1,000,348,
collateralized by U.S.
Government Agency
Securities, ranging from
0.01% - 5.15%, maturing
7/25/2036 - 11/25/2055;
total market value
$1,020,354. (g)(h) 1,000,000 1,000,000
Total Repurchase
Agreements
(cost $21,773,138)
21,773,138
Purchased Swaptions 0 .0%
†
Call Option 0.0%
†
Options purchased on interest rate swaps 0 .0%
†
10-Year Interest Rate
Swap Pay 3.77%
Receive 1 day SOFR,
11/6/2025, Morgan
Stanley Co., Inc. 5,500,000 1,952
1-Year Interest Rate Swap
Pay 3.30% Receive 1
day SOFR, 1/28/2026,
JPMorgan Chase Bank
NA 15,370,000 33,528
4-Year Interest Rate Swap
Pay 2.25% Receive
6 month EURIBOR,
3/8/2027, Bank of
America NA 9,190,000 52,104
87,584
Put Option 0.0%
†
Options purchased on interest rate swaps 0 .0%
†
10-Year Interest Rate
Swap Receive 2.45%
Pay 6 month EURIBOR,
3/24/2026, JPMorgan
Chase Bank NA 1,590,000 7,677
2-Year Interest Rate Swap
Receive 1.75% Pay
6 month EURIBOR,
1/30/2026, Barclays
Bank Plc 9,400,000 1,042

Nationwide Bond Portfolio - October 31, 2025 - Statement of Investments - 15
Purchased Swaptions
Principal
Amount ($) Value ($)
Options purchased on interest rate swaps
2-Year Interest Rate Swap
Receive 2.25% Pay
6 month EURIBOR,
1/30/2026, Barclays
Bank Plc 9,400,000 29,364
3-Year Interest Rate Swap
Receive 2.00% Pay
6 month EURIBOR,
9/4/2026, Bank of
America NA 4,280,000 8,509
5-Year Interest Rate Swap
Receive 2.25% Pay
6 month EURIBOR,
4/29/2026, Bank of
America NA 2,200,000 9,411
56,003
Total Purchased Swaptions
(cost  $200,576) 143,587
Total Investments Before TBA Sale Commitments
(cost $1,028,496,339) — 109.4% 1,022,408,911
TBA Sale Commitments ( 1 .8 ) %
Mortgage-Backed Security
FNMA/FHLMC UMBS,
30 Year, Single Family
TBA
2.00%, 11/25/2055 (6,000,000) (4,864,485)
3.00%, 11/25/2055 (1,000,000) (885,938)
6.50%, 11/25/2055 (3,000,000) (3,106,454)
GNMA TBA
3.00%, 11/15/2055 (2,000,000) (1,796,875)
3.50%, 11/15/2055 (6,000,000) (5,491,321)
5.50%, 11/15/2055 (1,000,000) (1,008,247)
Total TBA Sale Commitment
(cost $(17,096,191)) (17,153,320)
Total Investments
(cost $1,011,400,148) — 107.6% 1,005,255,591
Liabilities in excess of other assets — (7.6)% (71,117,589)
NET ASSETS — 100.0%
$ 934,138,002
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of October 31, 2025.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2025
was $155,256,403 which represents 16.62% of net assets.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of October 31, 2025.
(d) The security or a portion of this security is on loan as of
October 31, 2025. The total value of securities on loan as of
October 31, 2025 was $26,490,014, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $21,773,138 and by $5,638,348 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.25%, and maturity
dates ranging from 11/15/2025 - 5/15/2055, a total value of
$27,411,486.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2025.
(f) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on October 31, 2025. The maturity date reflects the next call date.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2025 was $21,773,138.
(h) Please refer to Note 2 for additional information on the joint repurchase agreement.
ACES Alternative Credit Enhancement Services
CLO Collateralized Loan Obligations
EURIBOR Euro Interbank Offered Rate
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
RB Revenue Bond
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to
delayed delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
EUR Euro

16 - Statement of Investments - October 31, 2025 - Nationwide Bond Portfolio
Centrally Cleared Credit default swap contracts outstanding - sell protection as of October 31, 2025
1
:
Reference
Obligation/Index
Financing
Rate
Received
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
42-V1 1.00 Quarterly 6/20/2029 0.37 USD 40,302,867 591,376 317,098 908,474
Markit CDX
North American
Investment Grade
Index Series
43-V1 1.00 Quarterly 12/20/2029 0.42 USD 115,325,000 2,252,267 432,965 2,685,232
Markit CDX
North American
Investment Grade
Index Series
45-V1 1.00 Quarterly 12/20/2030 0.52 USD 44,185,000 994,353 34,967 1,029,320
Total unrealized appreciation 3,837,996 785,030 4,623,026
1 The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk.
Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

Nationwide Bond Portfolio - October 31, 2025 - Statement of Investments - 17
Centrally Cleared Interest rate swap contracts outstanding as of October 31, 2025 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
6 Month EURIBOR
semi-annually
2.75% annually
Rec 12/17/2075 EUR 1,140,000 18,033 4,818 22,851
6 Month EURIBOR
semi-annually
2.00% annually
Rec 12/17/2027 EUR 3,220,000 6,496 3,211 9,707
3 Month BBR Quarterly 3.75% Quarterly Rec 12/17/2027 AUD 80,010,000 (438,461) 213,472 (224,989)
3 Month STIBOR Quarterly 2.75% annually Pay 12/17/2035 SEK 18,700,000 5,466 2,634 8,100
6 Month EURIBOR
semi-annually
2.50% annually
Pay 12/17/2045 EUR 1,990,000 (147,181) 1,986 (145,195)
6 Month EURIBOR
semi-annually
2.25% annually
Pay 12/17/2030 EUR 20,160,000 (140,951) 38,080 (102,871)
3 Month BBR Quarterly 4.00%
semi-annually Pay 12/17/2035 NZD 4,660,000 35,361 35,359 70,720
6 Month EURIBOR
semi-annually
3.30% annually
Pay 7/30/2040 EUR 11,850,000 (14,952) 2,963 (11,989)
6 Month EURIBOR
semi-annually
2.40% annually
Pay 8/11/2029 EUR 18,590,000 (4,042) 17,948 13,906
6 Month EURIBOR
semi-annually
2.80% annually
Rec 8/13/2055 EUR 6,550,000 22,176 97,658 119,834
6 Month EURIBOR
semi-annually
2.60% annually
Rec 8/16/2075 EUR 5,130,000 (24,911) 10,229 (14,682)
6 Month EURIBOR
semi-annually
3.00% annually
Rec 7/30/2045 EUR 28,160,000 86,808 113,638 200,446
6 Month NIBOR
semi-annually
4.00% annually
Rec 12/17/2035 NOK 13,220,000 (5,102) 4,469 (633)
3 Month BBR Quarterly 4.00% Quarterly Rec 12/17/2027 AUD 440,000 (3,126) 509 (2,617)
6 Month EURIBOR
semi-annually
2.50% At
Termination Rec 9/10/2028 EUR 126,493,298 (275,016) 2,969 (272,047)
6 Month EURIBOR
semi-annually
2.61% annually
Rec 3/19/2056 EUR 8,740,000 436,491 166,228 602,719
3 Month BBR Quarterly 3.50%
semi-annually Pay 12/17/2030 NZD 11,390,000 60,349 61,491 121,840
1 Day TONAR annually 1.30% annually Rec 8/2/2034 JPY 1,492,208,736 24,900 136,980 161,880
1 Day SONIA annually 4.00% annually Pay 12/17/2027 GBP 58,640,000 519,338 207,884 727,222
1 Day ESTR annually 2.00% annually Pay 9/10/2028 EUR 126,493,298 (94,492) 7,119 (87,373)
1 day SONIA annually 3.50% annually Rec 10/27/2030 GBP 17,920,000 96,158 2,847 99,005
1 Day SONIA annually 4.00% annually Pay 12/17/2035 GBP 160,000 (1,596) 2,823 1,227
1 Day SOFR annually 4.10% annually Pay 6/24/2035 USD 24,410,000 (12,500) 153,812 141,312
1 Day SOFR annually 3.37% annually Pay 6/23/2028 USD 94,940,000 57,745 84,921 142,666
1 Day SOFR annually 4.57% annually Pay 7/16/2040 USD 40,560,000 33,870 99,892 133,762
1 Day REPO_CORRA
semi-annually
2.75%
semi-annually Pay 12/17/2035 CAD 2,900,000 (62,771) 42,018 (20,753)
1 Day SOFR annually 3.85% annually Pay 5/21/2032 USD 5,000,000 (5,244) 81,812 76,568
1 Day TONAR annually 1.25% annually Rec 12/17/2035 JPY 2,373,000,000 313,858 64,381 378,239
1 Day SOFR annually 3.98% annually Rec 11/6/2055 USD 4,260,000 (47,830) 29,640 (18,190)
1 Day TONAR annually 1.00% annually Rec 12/17/2027 JPY 1,479,000,000 (12,946) 5,381 (7,565)
1 Day TONAR annually 1.00% annually Rec 12/17/2030 JPY 6,118,000,000 289,162 90,904 380,066
1 Day ESTR annually 1.75% annually Rec 12/17/2027 EUR 2,650,000 2,559 5,658 8,217
1 Day ESTR annually 2.20% annually Pay 10/10/2030 EUR 5,816,190 17,849 12,589 30,438
1 Day ESTR annually 2.50% annually Pay 8/15/2034 EUR 9,038,564 20,797 80,323 101,120
1 Day REPO_CORRA
semi-annually
2.50%
semi-annually Pay 12/17/2027 CAD 6,430,000 14,887 4,990 19,877
1 day REPO_CORRA
semi-annually
2.25%
semi-annually Rec 12/17/2027 CAD 2,160,000 (301) 1,091 790
1 Day REPO_CORRA
semi-annually
2.50%
semi-annually Pay 12/17/2030 CAD 4,980,000 (32,114) 32,024 (90)
1 Day SOFR annually 3.75% annually Rec 12/17/2035 USD 4,260,000 (43,101) 16,249 (26,852)
1 Day SOFR annually 3.50% annually Rec 12/17/2027 USD 50,110,000 (261,936) 114,322 (147,614)
1 Day SOFR annually 3.25% annually Rec 2/28/2030 USD 19,370,000 (1,865) 85,532 83,667
1 Day SOFR annually 3.06% annually Rec 8/31/2027 USD 20,630,000 (7,002) 29,505 22,503

18 - Statement of Investments - October 31, 2025 - Nationwide Bond Portfolio
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 Day SOFR annually 3.29% annually Rec 9/15/2027 USD 37,890,000 (92,835) 149,379 56,544
1 Day SOFR annually 3.81% annually Rec 8/31/2036 USD 16,110,000 (147,031) 31,426 (115,605)
1 Day SOFR annually 4.21% annually Rec 5/21/2055 USD 3,370,000 (10,018) 13,112 3,094
1 Day SOFR annually 3.58% annually Rec 10/10/2032 USD 15,450,000 (10,114) 40,036 29,922
1 Day TONAR annually 2.00% annually Pay 12/17/2055 JPY 378,000,000 (278,821) 12,902 (265,919)
1 Day SONIA annually 3.75% annually Pay 12/17/2030 GBP 10,710,000 (11,196) 100,917 89,721
Total unrealized appreciation (125,152) 2,518,131 2,392,979
– – –
6 Month EURIBOR
semi-annually
2.50% annually
Rec 12/17/2035 EUR 3,320,000 59,706 (8,462) 51,244
3 Month STIBOR Quarterly 2.00% annually Pay 12/17/2027 SEK 287,720,000 (6,275) (54,642) (60,917)
6 Month NIBOR
semi-annually
3.75% annually
Pay 12/17/2027 NOK 750,610,000 (287,087) (180,906) (467,993)
6 Month EURIBOR
semi-annually
2.60% annually
Pay 7/29/2055 EUR 18,690,000 (81,646) (18,512) (100,158)
6 Month EURIBOR
semi-annually
2.25% annually
Pay 12/17/2027 EUR 10,000 31 (5) 26
6 Month EURIBOR
semi-annually
2.25% annually
Rec 12/17/2055 EUR 3,530,000 539,400 (4,871) 534,529
6 Month BBR semi-annually 4.25%
semi-annually Pay 12/17/2035 AUD 2,470,000 (4,757) (8,351) (13,108)
6 Month EURIBOR
semi-annually
2.90% annually
Pay 8/15/2055 EUR 7,220,000 32,247 (20,333) 11,914
1 Day SONIA annually 3.50% annually Pay 10/27/2028 GBP 19,380,000 (7,096) (2,021) (9,117)
1 Day SARON annually (0.25)% annually Rec 12/17/2027 CHF 21,130,000 82,396 (172) 82,224
1 Day SARON annually 0.50% annually Rec 12/17/2035 CHF 550,000 (2,666) (2,403) (5,069)
1 Day SOFR annually 3.85% annually Rec 7/17/2055 USD 30,130,000 26,268 (13,594) 12,674
1 Day SOFR annually 3.53% annually Rec 7/15/2030 USD 7,200,000 (19,531) (12,348) (31,879)
1 Day SOFR annually 3.60% annually Rec 6/23/2030 USD 100,000,000 (205,416) (90,192) (295,608)
1 Day SONIA annually 4.25% annually Pay 12/17/2027 GBP 1,940,000 36,272 (174) 36,098
1 Day SONIA annually 4.50% annually Pay 10/28/2035 GBP 3,560,000 35,457 (1,272) 34,185
1 Day ESTR annually 2.53% annually Pay 3/19/2056 EUR 8,740,000 (397,386) (130,918) (528,304)
1 Day SOFR annually 3.20% annually Pay 10/7/2028 USD 22,520,000 8,474 (19,039) (10,565)
1 Day TONAR annually 2.16% annually Pay 8/2/2044 JPY 1,736,607,845 (237,029) (208,220) (445,249)
1 Day SOFR annually 3.37% annually Pay 11/6/2030 USD 16,100,000 42,730 (65,751) (23,021)
1 Day SOFR annually 3.38% annually Pay 8/31/2031 USD 29,310,000 103,775 (130,158) (26,383)
1 Day SOFR annually 3.75% annually Pay 12/17/2027 USD 3,090,000 36,555 (12,645) 23,910
1 Day SOFR annually 4.44% annually Pay 10/9/2040 USD 10,360,000 4,931 (18,239) (13,308)
Total unrealized depreciation (240,647) (1,003,228) (1,243,875)
Net unrealized appreciation (365,799) 1,514,903 1,149,104
As of October 31, 2025, the Fund had $1,787,976 segregated as collateral for swap contracts.
Abbreviation :
BBR Bank Bill Reference Rate
EURIBOR Euro Interbank Offered Rate
ESTR Euro Short-Term Rate
NIBOR Norwegian Interbank Offered Rate
CORRA Canadian Overnight Repo Rate Average
SARON Swiss Average Rate Overnight
SOFR Secured Overnight Financing Rate
SONIA Sterling Overnight Index Average
STIBOR Stockholm Interbank Offered Rate
TONAR Tokyo Overnight Average Rate
Currency:
AUD Australian dollar
CAD Canadian dollar
CHF Swiss franc
EUR Euro
GBP British pound
JPY Japanese yen
NOK Norwegian krone
NZD New Zealand dollar
SEK Swedish krona
USD United States dollar

Nationwide Bond Portfolio - October 31, 2025 - Statement of Investments - 19
Forward Foreign Currency Contracts outstanding as of October 31, 2025:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 4,842,640 EUR 4,107,733 JPMorgan Chase Bank NA 12/8/2025 98,685
USD 1,661,376 EUR 1,408,673 JPMorgan Chase Bank NA 12/8/2025 34,522
Total unrealized appreciation 133,207
GBP 765,874 USD 1,032,428 JPMorgan Chase Bank NA 11/14/2025 (26,276)
Total unrealized depreciation (26,276)
Net unrealized appreciation 106,931
Currency:
EUR Euro
GBP British pound
USD United States dollar
Futures contracts outstanding as of October 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Euro-Bund 18 12/2025 EUR 2,684,545 (14,313)
Euro-Schatz 1 12/2025 EUR 123,426 (49)
U.S. Treasury 2 Year Note 666 12/2025 USD 138,689,297 (176,850)
U.S. Treasury 5 Year Note 156 12/2025 USD 17,036,906 30,298
U.S. Treasury 10 Year Note 447 12/2025 USD 50,364,328 291,844
U.S. Treasury Ultra Bond 58 12/2025 USD 7,034,313 247,978
3 Month SONIA 93 3/2026 GBP 29,398,143 21,631
3 Month SONIA 40 3/2027 GBP 12,696,910 16,128
Total long contracts 416,667
Short Contracts
Euro-Bobl (50) 12/2025 EUR (6,815,619) (14,403)
Euro-Buxl (1) 12/2025 EUR (133,846) (4,112)
Euro-OAT (91) 12/2025 EUR (12,856,508) 78,545
U.S. Treasury 10 Year Ultra Note (147) 12/2025 USD (16,976,203) (219,873)
Total short contracts (159,843)
Net contracts 256,824
Currency:
EUR Euro
GBP British Pound
USD United States Dollar

20 - Statement of Investments - October 31, 2025 - Nationwide Bond Portfolio
Written Swaptions Contracts as of October 31, 2025 :
Description
Rate Paid
by the
Fund
Rate
Received
by the Fund Counterparty
Expiration
Date
Exercise
Rate Notional Amount Value($)
Call
2-Year Interest Rate
Swap
6 Month
EURIBOR
semi-annually 2 Barclays Bank Plc 01/30/2026 2 .00 % EUR 18,800,000 (11,717)
31-Year Interest Rate
Swap
6 Month
EURIBOR
annually 2.498
JPMorgan Chase
Bank NA 03/24/2026 2 .50 EUR 670,000 (5,238)
31-Year Interest Rate
Swap
6 Month
EURIBOR
annually 2.586 Bank of America NA 04/29/2026 2 .59 EUR 510,000 (7,148)
31-Year Interest Rate
Swap
6 Month
EURIBOR
semi-annually 2.551 Bank of America NA 09/04/2026 2 .55 EUR 420,000 (9,281)
31-Year Interest Rate
Swap
6 Month
EURIBOR
semi-annually 2.69 Bank of America NA 03/08/2027 2 .69 EUR 860,000 (37,297)
Put
5-Year Interest Rate
Swap 3.48
1 Day SOFR
annually
Morgan Stanley
Co., Inc. 11/06/2025 3 .48 % USD 5,010,000 (1,979)
30-Year Interest Rate
Swap 4.07
1 Day SOFR
annually
Morgan Stanley
Co., Inc. 11/06/2025 4 .07 USD 1,310,000 (685)
Total Written Swaptions Contracts (Premiums Received ($146,115)) (73,345)
Currency:
EUR Euro
USD United States dollar
The following reference rates, and their values as of period end, are used for security descriptions:
Index Reference Rate
1 Day Secured Overnight Financing Rate (SOFR) 4.22%
6 Month Euro Interbank Offered Rate (EURIBOR) 2.14%
1 Day Euro Short-Term Rate (ESTR) 1.92%
6 Month Australian Bank-Bill Reference Rate (BBR) 3.88%
1 Day Tokyo Overnight Average Rate (TONAR) 0.48%
3 Month Australian Bank-Bill Reference Rate (BBR) 3.64%
1 Day Canadian Overnight Repo Rate Average (CORRA) 2.35%
3 Month Stockholm Interbank Offered Rate (STIBOR) 1.94%
6 Month Norwegian Interbank Offered Rate (NIBOR) 4.35%
1 Day Swiss Average Rate Overnight (SARON) (0.05)%
1 Day Sterling Overnight Index Average (SONIA) 3.97%
The accompanying notes are an integral part of these financial statements.

Nationwide Fundamental All Cap Equity Portfolio - October 31, 2025 - Statement of Investments - 21
Common Stocks 98 .2%
Shares Value ($)
Aerospace & Defense 2 .3%
AAR Corp.* 584 49,179
AeroVironment, Inc.* 828 306,285
Archer Aviation, Inc., Class A* 15,605 175,088
Astronics Corp.* 409 20,115
Boeing Co. (The)* 32,663 6,565,916
Byrna Technologies, Inc.* 856 17,334
Cadre Holdings, Inc. 251 10,657
Ducommun, Inc.* 491 45,049
Eve Holding, Inc.* 5,870 25,593
GE Aerospace 46,165 14,262,677
Howmet Aerospace, Inc. 43,563 8,971,800
Intuitive Machines, Inc.* 3,670 43,783
Kratos Defense & Security
Solutions, Inc.* 3,852 348,991
L3Harris Technologies, Inc. 8,142 2,353,852
Mercury Systems, Inc.* 1,063 82,287
Moog, Inc., Class A 815 166,953
National Presto Industries, Inc. 172 18,399
Park Aerospace Corp. 2,566 49,165
Redwire Corp.* 2,407 18,943
RTX Corp. 55,148 9,843,918
Satellogic, Inc., Class A* 3,660 6,991
V2X, Inc.* 469 26,775
Voyager Technologies, Inc.,
Class A* 403 12,324
VSE Corp. 388 70,104
Woodward, Inc. 7,275 1,906,850
45,399,028
Air Freight & Logistics 0 .0%
†
Forward Air Corp.* 1,265 23,794
Hub Group, Inc., Class A 1,266 46,627
70,421
Automobile Components 0 .3%
Adient plc* 1,431 33,185
Aptiv plc* 45,454 3,686,319
Cooper-Standard Holdings,
Inc.* 582 17,588
Dana, Inc. 4,241 86,092
Dorman Products, Inc.* 854 114,547
Fox Factory Holding Corp.* 385 8,512
Garrett Motion, Inc. 5,699 96,541
Goodyear Tire & Rubber Co.
(The)* 3,099 21,352
Holley, Inc.* 5,803 16,655
LCI Industries 249 25,769
Luminar Technologies, Inc.,
Class A* 7,003 8,124
Mobileye Global, Inc., Class A* 41,859 550,446
Modine Manufacturing Co.* 1,372 210,204
Motorcar Parts of America,
Inc.* 1,158 19,756
Patrick Industries, Inc. 1,056 110,215
Phinia, Inc. 1,565 81,239
Solid Power, Inc.* 3,559 22,351
Standard Motor Products, Inc. 385 14,295
Strattec Security Corp.* 217 13,315
Visteon Corp. 695 74,476
5,210,981
Common Stocks
Shares Value ($)
Automobiles 2 .1%
Faraday Future Intelligent
Electric, Inc., Class A* 6,354 8,769
General Motors Co. 64,733 4,472,403
Livewire Group, Inc.* 3,944 21,613
Tesla, Inc.* 81,371 37,150,743
41,653,528
Banks 3 .8%
1st Source Corp. 745 44,283
Amalgamated Financial Corp. 882 24,043
Ameris Bancorp 1,723 123,401
Arrow Financial Corp. 551 15,367
Associated Banc-Corp. 3,318 82,187
Atlantic Union Bankshares
Corp. 2,992 97,300
Axos Financial, Inc.* 1,360 106,053
Banc of California, Inc. 4,437 75,296
BancFirst Corp. 199 21,663
Bancorp, Inc. (The)* 1,586 103,677
Bank First Corp. 288 35,171
Bank of America Corp. 328,511 17,558,913
Bank of Hawaii Corp. 878 57,008
Bank of NT Butterfield & Son
Ltd. (The) 2,033 94,047
BankUnited, Inc. 2,052 82,244
Banner Corp. 1,067 64,436
BayCom Corp. 1,224 33,366
Beacon Financial Corp. 2,674 65,085
Burke & Herbert Financial
Services Corp. 62 3,649
BV Financial, Inc.* 859 14,002
Byline Bancorp, Inc. 664 17,755
C&F Financial Corp. 408 27,911
Cadence Bank 4,474 168,849
Camden National Corp. 669 25,522
Capital Bancorp, Inc. 584 16,232
Capital City Bank Group, Inc. 638 24,818
Capitol Federal Financial, Inc. 5,210 31,468
Cathay General Bancorp 2,188 99,445
CB Financial Services, Inc. 446 14,437
Central Pacific Financial Corp. 1,900 54,169
Citigroup, Inc. 70,618 7,148,660
Citizens Community Bancorp,
Inc. 893 13,975
Citizens Financial Services,
Inc. 231 12,656
City Holding Co. 561 66,131
CNB Financial Corp. 592 14,563
Community Financial System,
Inc. 1,462 81,112
Community Trust Bancorp, Inc. 906 46,383
ConnectOne Bancorp, Inc. 1,855 44,631
Customers Bancorp, Inc.* 1,056 70,879
CVB Financial Corp. 4,371 80,295
Dime Community Bancshares,
Inc. 487 12,784
Eagle Bancorp Montana, Inc. 774 12,562
Eagle Bancorp, Inc. 627 10,502
Eastern Bankshares, Inc. 3,432 60,163
ECB Bancorp, Inc.* 824 13,209
Enterprise Financial Services
Corp. 953 49,909

22 - Statement of Investments - October 31, 2025 - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Banks
Farmers National Banc Corp. 1,569 20,366
FB Financial Corp. 670 36,187
First Bancorp 5,888 128,149
First Busey Corp. 3,076 68,779
First Business Financial
Services, Inc. 324 16,398
First Commonwealth Financial
Corp. 2,931 44,815
First Community Bankshares,
Inc. 729 23,576
First Financial Bancorp 2,082 48,740
First Financial Bankshares,
Inc. 3,078 95,079
First Financial Corp. 971 51,774
First Foundation, Inc.* 2,538 13,807
First Internet Bancorp 482 8,551
First Interstate BancSystem,
Inc., Class A 1,364 42,625
First Merchants Corp. 2,169 76,956
First Mid Bancshares, Inc. 382 13,649
First United Corp. 779 26,899
Flagstar Bank NA 7,606 86,860
Fulton Financial Corp. 5,653 98,193
German American Bancorp,
Inc. 842 32,451
Glacier Bancorp, Inc. 2,427 99,143
Great Southern Bancorp, Inc. 403 22,447
Hancock Whitney Corp. 2,669 152,427
Hanmi Financial Corp. 1,959 51,718
HBT Financial, Inc. 1,291 31,487
Heritage Commerce Corp. 2,260 23,504
Heritage Financial Corp. 1,898 42,117
Hilltop Holdings, Inc. 571 18,443
Home Bancorp, Inc. 253 13,447
Home BancShares, Inc. 5,622 150,164
Hope Bancorp, Inc. 2,049 21,494
Horizon Bancorp, Inc. 736 11,482
Huntington Bancshares, Inc. 2,833 43,741
Independent Bank Corp. 2,545 118,539
International Bancshares Corp. 2,008 133,291
JPMorgan Chase & Co. 108,866 33,870,390
Kearny Financial Corp. 2,935 18,755
Lakeland Financial Corp. 736 41,989
Live Oak Bancshares, Inc. 666 20,739
Mercantile Bank Corp. 993 43,543
Metropolitan Bank Holding
Corp. 616 40,822
Midland States Bancorp, Inc. 1,485 21,740
National Bank Holdings Corp.,
Class A 903 32,201
National Bankshares, Inc. 461 13,198
NB Bancorp, Inc. 2,995 54,120
NBT Bancorp, Inc. 823 33,307
Nicolet Bankshares, Inc. 283 33,434
Northeast Community
Bancorp, Inc. 1,835 36,039
Northfield Bancorp, Inc. 2,860 29,229
Northrim Bancorp, Inc. 1,892 41,586
Northwest Bancshares, Inc. 3,455 40,458
OceanFirst Financial Corp. 2,261 41,105
OFG Bancorp 1,846 71,366
Old National Bancorp 7,344 150,038
Common Stocks
Shares Value ($)
Banks
OP Bancorp 993 13,257
Orange County Bancorp, Inc. 444 10,856
Park National Corp. 366 55,702
Parke Bancorp, Inc. 1,921 41,513
Pathward Financial, Inc. 937 63,772
PCB Bancorp 1,315 27,707
Peapack-Gladstone Financial
Corp. 175 4,427
Peoples Bancorp of North
Carolina, Inc. 876 25,781
Peoples Bancorp, Inc. 1,081 30,917
Preferred Bank 690 62,272
Princeton Bancorp, Inc. 461 14,328
Provident Financial Services,
Inc. 4,415 80,750
QCR Holdings, Inc. 524 38,980
RBB Bancorp 974 18,146
Red River Bancshares, Inc. 479 31,643
Renasant Corp. 2,121 71,329
Republic Bancorp, Inc., Class
A 709 46,723
Richmond Mutual BanCorp,
Inc. 991 13,210
S&T Bancorp, Inc. 1,354 49,611
Seacoast Banking Corp. of
Florida 1,331 40,329
ServisFirst Bancshares, Inc. 1,000 70,270
Sierra Bancorp 1,369 39,400
Simmons First National Corp.,
Class A 2,812 48,873
South Plains Financial, Inc. 927 33,835
Southside Bancshares, Inc. 1,213 34,110
SR Bancorp, Inc. 917 13,498
Stock Yards Bancorp, Inc. 619 40,247
Texas Capital Bancshares,
Inc.* 1,055 88,451
Timberland Bancorp, Inc. 953 30,610
Tompkins Financial Corp. 74 4,696
Towne Bank 1,858 60,404
TriCo Bancshares 1,052 46,530
Triumph Financial, Inc.* 771 41,989
TrustCo Bank Corp. 1,116 42,084
Trustmark Corp. 1,324 49,279
UMB Financial Corp. 1,327 141,830
United Bankshares, Inc. 3,210 114,886
United Community Banks, Inc. 2,179 63,627
Unity Bancorp, Inc. 830 37,690
Univest Financial Corp. 1,130 33,177
Valley National Bancorp 10,760 116,961
WaFd, Inc. 2,005 58,205
Wells Fargo & Co. 103,241 8,978,870
WesBanco, Inc. 1,977 59,508
Westamerica Bancorp 1,162 55,369
Wintrust Financial Corp. 13,356 1,736,547
WSFS Financial Corp. 1,300 67,717
76,271,484
Beverages 0 .8%
Coca-Cola Co. (The) 126,197 8,694,973
Coca-Cola Europacific
Partners plc(a) 16,187 1,437,891
MGP Ingredients, Inc. 1,180 28,556

Nationwide Fundamental All Cap Equity Portfolio - October 31, 2025 - Statement of Investments - 23
Common Stocks
Shares Value ($)
Beverages
PepsiCo, Inc. 47,247 6,902,314
Vita Coco Co., Inc. (The)* 1,103 45,422
17,109,156
Biotechnology 1 .3%
AbbVie, Inc. 13,044 2,844,114
Absci Corp.* 2,947 12,613
ACADIA Pharmaceuticals,
Inc.* 2,871 65,172
ADC Therapeutics SA* 4,431 19,762
ADMA Biologics, Inc.* 5,925 91,719
Agios Pharmaceuticals, Inc.* 1,215 52,537
Akebia Therapeutics, Inc.* 2,771 6,124
Akero Therapeutics, Inc.* 1,710 92,682
Aldeyra Therapeutics, Inc.* 2,354 11,935
Alector, Inc.* 6,067 8,918
Alkermes plc* 5,057 155,250
Altimmune, Inc.* 1,498 6,067
Amicus Therapeutics, Inc.* 6,725 60,727
AnaptysBio, Inc.* 382 13,974
Anavex Life Sciences Corp.* 2,316 18,458
Anika Therapeutics, Inc.* 461 4,495
Annexon, Inc.* 1,895 5,988
Apogee Therapeutics, Inc.* 985 55,741
Arcellx, Inc.* 1,134 102,343
Arcturus Therapeutics
Holdings, Inc.* 714 7,119
Arcus Biosciences, Inc.* 1,628 32,104
Arcutis Biotherapeutics, Inc.* 3,205 81,119
Ardelyx, Inc.* 5,618 34,045
Argenx SE, ADR-NL* 2,280 1,866,180
ArriVent Biopharma, Inc.* 460 8,616
Arrowhead Pharmaceuticals,
Inc.* 4,416 187,194
ARS Pharmaceuticals, Inc.* 1,053 9,435
Astria Therapeutics, Inc.* 1,508 19,046
aTyr Pharma, Inc.* 2,948 2,553
Aura Biosciences, Inc.* 2,630 16,122
Aurinia Pharmaceuticals, Inc.* 5,145 67,760
Avidity Biosciences, Inc.* 3,015 210,598
Avita Medical, Inc.* 1,875 7,256
Beam Therapeutics, Inc.* 2,027 50,695
Bicara Therapeutics, Inc.* 1,047 17,014
BioCryst Pharmaceuticals,
Inc.* 5,478 40,099
Biohaven Ltd.* 2,266 38,975
BioMarin Pharmaceutical, Inc.* 11,770 630,519
BioNTech SE, ADR-DE* 9,094 944,958
Bridgebio Pharma, Inc.* 3,776 236,529
Candel Therapeutics, Inc.* 750 4,035
Capricor Therapeutics, Inc.* 638 4,153
Cardiff Oncology, Inc.* 2,897 6,808
CareDx, Inc.* 1,661 24,915
Catalyst Pharmaceuticals,
Inc.* 3,694 78,571
Celcuity, Inc.* 445 34,336
Celldex Therapeutics, Inc.* 1,605 42,902
CG oncology, Inc.* 1,347 58,285
Cidara Therapeutics, Inc.* 225 24,579
Cogent Biosciences, Inc.* 3,508 57,180
Coherus Oncology, Inc.* 3,801 6,386
Compass Therapeutics, Inc.* 5,414 20,248
Common Stocks
Shares Value ($)
Biotechnology
Corvus Pharmaceuticals, Inc.* 2,659 21,378
CRISPR Therapeutics AG* 1,955 125,100
Cullinan Therapeutics, Inc.* 890 7,707
Cytokinetics, Inc.* 31,853 2,025,532
Denali Therapeutics, Inc.* 2,884 46,951
Design Therapeutics, Inc.* 2,630 17,621
DiaMedica Therapeutics, Inc.* 2,378 16,789
Dianthus Therapeutics, Inc.* 423 14,797
Disc Medicine, Inc.* 486 41,903
Dynavax Technologies Corp.* 2,035 20,879
Dyne Therapeutics, Inc.* 3,012 68,011
Editas Medicine, Inc.* 3,793 11,682
Emergent BioSolutions, Inc.* 2,554 31,874
Enanta Pharmaceuticals, Inc.* 1,011 11,081
Entrada Therapeutics, Inc.* 805 5,595
Erasca, Inc.* 11,073 26,797
Fate Therapeutics, Inc.* 3,181 4,294
Foghorn Therapeutics, Inc.* 991 4,370
Geron Corp.* 4,241 5,344
Gossamer Bio, Inc.* 7,834 19,193
GRAIL, Inc.* 882 81,082
Greenwich Lifesciences, Inc.* 670 6,171
Humacyte, Inc.* 5,684 9,492
Ideaya Biosciences, Inc.* 1,789 56,998
ImmunityBio, Inc.* 4,223 10,135
Immunome, Inc.* 2,050 32,943
Immunovant, Inc.* 645 15,919
Inhibikase Therapeutics, Inc.* 7,115 10,459
Inhibrx Biosciences, Inc.* 431 35,195
Inmune Bio, Inc.* 1,479 2,707
Intellia Therapeutics, Inc.* 2,920 36,850
Ionis Pharmaceuticals, Inc.* 40,870 3,036,641
Iovance Biotherapeutics, Inc.* 6,629 13,059
Ironwood Pharmaceuticals,
Inc., Class A* 7,750 14,880
Jade Biosciences, Inc. 1,876 18,385
Janux Therapeutics, Inc.* 586 16,824
KalVista Pharmaceuticals,
Inc.* 895 9,764
Keros Therapeutics, Inc.* 889 13,531
Kodiak Sciences, Inc.* 1,251 22,674
Korro Bio, Inc.* 338 13,828
Krystal Biotech, Inc.* 625 123,444
Kura Oncology, Inc.* 3,055 31,375
Kymera Therapeutics, Inc.* 1,289 79,712
Larimar Therapeutics, Inc.* 3,846 14,961
Lexeo Therapeutics, Inc.* 705 7,057
Madrigal Pharmaceuticals,
Inc.* 441 184,735
MannKind Corp.* 9,144 51,115
MeiraGTx Holdings plc* 2,187 19,858
Metsera, Inc.* 854 53,836
MiMedx Group, Inc.* 4,580 35,037
Mineralys Therapeutics, Inc.* 1,029 42,045
Mirum Pharmaceuticals, Inc.* 628 45,624
Monopar Therapeutics, Inc.* 157 13,527
Monte Rosa Therapeutics,
Inc.* 1,624 20,868
Myriad Genetics, Inc.* 2,330 18,733
Neurocrine Biosciences, Inc.* 13,415 1,921,162
Neurogene, Inc.* 381 13,053
Nkarta, Inc.* 1,879 3,965

24 - Statement of Investments - October 31, 2025 - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Biotechnology
Novavax, Inc.* 3,127 26,267
Nurix Therapeutics, Inc.* 1,601 20,717
Nuvalent, Inc., Class A* 714 70,914
Nuvectis Pharma, Inc.* 2,206 14,802
Olema Pharmaceuticals, Inc.* 1,134 10,172
Organogenesis Holdings, Inc.,
Class A* 2,485 10,561
ORIC Pharmaceuticals, Inc.* 1,331 17,516
Oruka Therapeutics, Inc.* 549 15,465
Perspective Therapeutics,
Inc.* 880 2,402
Praxis Precision Medicines,
Inc.* 301 59,827
Prime Medicine, Inc.* 3,818 18,861
Protagonist Therapeutics, Inc.* 1,464 115,100
Prothena Corp. plc* 448 4,816
PTC Therapeutics, Inc.* 2,318 158,343
Recursion Pharmaceuticals,
Inc., Class A* 13,398 73,957
Regeneron Pharmaceuticals,
Inc. 3,923 2,557,011
REGENXBIO, Inc.* 3,416 43,622
Relay Therapeutics, Inc.* 1,579 11,274
Replimune Group, Inc.* 1,399 13,612
Rezolute, Inc.* 2,179 20,308
Rhythm Pharmaceuticals, Inc.* 1,562 177,693
Rigel Pharmaceuticals, Inc.* 558 17,622
Rocket Pharmaceuticals, Inc.* 1,602 6,040
Sana Biotechnology, Inc.* 6,349 31,428
Scholar Rock Holding Corp.* 1,364 40,402
Sionna Therapeutics, Inc.* 495 18,914
Soleno Therapeutics, Inc.* 901 60,511
Solid Biosciences, Inc.* 3,192 17,205
Spyre Therapeutics, Inc.* 1,442 35,271
Stoke Therapeutics, Inc.* 1,911 57,406
Syndax Pharmaceuticals, Inc.* 1,518 20,797
Tango Therapeutics, Inc.* 1,961 15,904
Taysha Gene Therapies, Inc.* 5,497 27,265
Tectonic Therapeutic, Inc.* 597 10,895
TG Therapeutics, Inc.* 3,313 115,226
Tonix Pharmaceuticals Holding
Corp.* 180 3,352
Travere Therapeutics, Inc.* 2,008 70,601
Twist Bioscience Corp.* 1,794 59,005
Tyra Biosciences, Inc.* 914 14,478
Upstream Bio, Inc.* 791 20,447
UroGen Pharma Ltd.* 890 18,218
Vaxcyte, Inc.* 2,828 128,052
Vera Therapeutics, Inc., Class
A* 911 25,927
Veracyte, Inc.* 2,698 97,344
Verastem, Inc.* 764 7,220
Vericel Corp.* 1,327 46,525
Vertex Pharmaceuticals, Inc.* 11,866 5,049,814
Vir Biotechnology, Inc.* 3,967 23,643
Viridian Therapeutics, Inc.* 1,373 32,444
Xencor, Inc.* 1,511 22,227
Xenon Pharmaceuticals, Inc.* 787 32,991
Zenas Biopharma, Inc.* 669 20,906
Zymeworks, Inc.* 2,021 38,571
26,793,386
Common Stocks
Shares Value ($)
Broadline Retail 3 .8%
Amazon.com, Inc.* 310,339 75,790,991
Groupon, Inc., Class A* 756 15,218
Kohl's Corp. 2,429 39,520
Savers Value Village, Inc.* 1,312 12,083
75,857,812
Building Products 0 .5%
Advanced Drainage Systems,
Inc. 5,988 838,619
American Woodmark Corp.* 152 9,687
Apogee Enterprises, Inc. 117 4,283
AZZ, Inc. 1,047 104,543
Builders FirstSource, Inc.* 15,888 1,845,709
CSW Industrials, Inc. 382 95,661
Gibraltar Industries, Inc.* 536 33,441
Griffon Corp. 1,580 116,936
Insteel Industries, Inc. 728 22,743
Janus International Group,
Inc.* 2,594 24,902
Masterbrand, Inc.* 1,556 19,652
Resideo Technologies, Inc.* 3,070 131,396
Tecnoglass, Inc. 835 49,791
Trane Technologies plc 13,731 6,160,413
UFP Industries, Inc. 1,907 175,692
Zurn Elkay Water Solutions
Corp. 4,241 199,794
9,833,262
Capital Markets 3 .5%
Acadian Asset Management,
Inc. 1,259 60,558
Artisan Partners Asset
Management, Inc., Class A 2,178 95,092
Bakkt Holdings, Inc., Class A* 475 13,143
Bank of New York Mellon
Corp. (The) 39,628 4,277,050
BGC Group, Inc., Class A 9,291 84,920
Blackrock, Inc. 3,901 4,224,042
Brookfield Corp. 22,743 1,047,315
Charles Schwab Corp. (The) 17,443 1,648,712
Cohen & Steers, Inc. 195 13,322
Diamond Hill Investment
Group, Inc. 72 9,241
DigitalBridge Group, Inc. 1,682 19,898
Donnelley Financial Solutions,
Inc.* 625 28,719
GCM Grosvenor, Inc., Class A 934 10,750
Intercontinental Exchange, Inc. 68,687 10,048,221
Invesco Ltd. 72,596 1,720,525
KKR & Co., Inc. 60,156 7,118,259
Marex Group plc 1,262 38,302
Moelis & Co., Class A 1,999 126,597
Moody's Corp. 6,539 3,140,682
Morgan Stanley 46,425 7,613,700
MSCI, Inc., Class A 9,494 5,587,694
Nasdaq, Inc. 61,036 5,217,968
Open Lending Corp.* 6,663 12,660
Patria Investments Ltd., Class
A 3,440 50,121
Perella Weinberg Partners,
Class A 2,564 47,896
Piper Sandler Cos. 503 160,588
PJT Partners, Inc., Class A 773 124,538

Nationwide Fundamental All Cap Equity Portfolio - October 31, 2025 - Statement of Investments - 25
Common Stocks
Shares Value ($)
Capital Markets
Raymond James Financial,
Inc. 11,518 1,827,561
S&P Global, Inc. 18,962 9,238,476
Silvercrest Asset Management
Group, Inc., Class A 685 9,686
StepStone Group, Inc., Class
A 29,988 1,825,669
StoneX Group, Inc.* 694 63,792
TPG, Inc., Class A 41,246 2,270,180
Tradeweb Markets, Inc., Class
A 23,768 2,504,910
Victory Capital Holdings, Inc.,
Class A 1,586 98,760
Virtus Investment Partners,
Inc. 159 25,888
WisdomTree, Inc. 4,871 58,257
70,463,692
Chemicals 1 .1%
ASP Isotopes, Inc.* 1,614 16,350
Aspen Aerogels, Inc.* 4,146 33,749
Avient Corp. 2,131 68,341
Balchem Corp. 1,007 154,464
Cabot Corp. 1,698 114,581
Chemours Co. (The) 4,792 64,165
Ecolab, Inc. 8,656 2,219,398
Element Solutions, Inc. 35,963 960,931
Hawkins, Inc. 534 75,748
HB Fuller Co. 1,145 65,689
Ingevity Corp.* 1,083 58,179
Innospec, Inc. 440 32,375
Intrepid Potash, Inc.* 340 9,054
Koppers Holdings, Inc. 428 12,078
Linde plc 19,616 8,205,373
Mativ Holdings, Inc. 3,893 41,577
Minerals Technologies, Inc. 1,200 68,100
Orion SA 791 4,192
Perimeter Solutions, Inc.* 2,603 61,197
PureCycle Technologies, Inc.* 4,080 47,246
Quaker Chemical Corp. 451 62,639
Rayonier Advanced Materials,
Inc.* 2,094 14,553
RPM International, Inc. 14,638 1,599,641
Sensient Technologies Corp. 1,093 103,059
Sherwin-Williams Co. (The) 20,548 7,087,827
Solstice Advanced Materials,
Inc.* 2,967 133,712
Tronox Holdings plc 7,079 24,777
Westlake Corp. 13,699 942,628
22,281,623
Commercial Services & Supplies 0 .4%
ABM Industries, Inc. 1,492 64,156
ACCO Brands Corp. 6,005 22,579
ACV Auctions, Inc., Class A* 2,034 18,448
Brink's Co. (The) 1,177 130,835
Casella Waste Systems, Inc.,
Class A* 1,175 104,070
Cimpress plc* 473 32,736
CompX International, Inc. 390 8,771
CoreCivic, Inc.* 3,124 57,888
Deluxe Corp. 2,515 45,547
Ennis, Inc. 2,414 39,590
Common Stocks
Shares Value ($)
Commercial Services & Supplies
GEO Group, Inc. (The)* 3,612 61,296
Healthcare Services Group,
Inc.* 2,038 36,419
HNI Corp. 1,720 70,382
Interface, Inc., Class A 2,517 62,673
MillerKnoll, Inc. 2,217 34,630
Montrose Environmental
Group, Inc.* 564 14,596
OPENLANE, Inc.* 3,878 102,457
Pitney Bowes, Inc. 6,729 66,483
Quad/Graphics, Inc. 1,371 7,554
Republic Services, Inc., Class
A 14,502 3,019,897
Steelcase, Inc., Class A 784 12,513
UniFirst Corp. 361 55,720
Vestis Corp. 2,141 11,240
Waste Connections, Inc. 18,308 3,069,885
7,150,365
Communications Equipment 0 .2%
ADTRAN Holdings, Inc.* 2,438 25,404
Applied Optoelectronics, Inc.* 1,598 56,825
BK Technologies Corp.* 216 16,137
Calix, Inc.* 1,065 72,867
CommScope Holding Co.,
Inc.* 5,283 91,396
Digi International, Inc.* 1,858 68,151
Extreme Networks, Inc.* 3,530 67,141
Harmonic, Inc.* 3,987 42,661
Motorola Solutions, Inc. 9,414 3,828,768
NETGEAR, Inc.* 811 28,158
NetScout Systems, Inc.* 2,969 82,538
Viasat, Inc.* 2,875 114,483
Viavi Solutions, Inc.* 3,436 60,817
4,555,346
Construction & Engineering 0 .1%
Ameresco, Inc., Class A* 608 24,028
Arcosa, Inc. 1,142 116,484
Argan, Inc. 377 115,441
Centuri Holdings, Inc.* 728 14,699
Construction Partners, Inc.,
Class A* 1,043 119,267
Dycom Industries, Inc.* 664 191,093
Fluor Corp.* 3,675 179,230
Granite Construction, Inc. 1,475 151,792
IES Holdings, Inc.* 258 101,105
Limbach Holdings, Inc.* 211 19,935
MYR Group, Inc.* 411 89,475
NWPX Infrastructure, Inc.* 731 43,977
Primoris Services Corp. 1,773 250,915
Sterling Infrastructure, Inc.* 907 342,755
Tutor Perini Corp.* 898 60,489
1,820,685
Construction Materials 0 .2%
Knife River Corp.* 1,376 83,193
Martin Marietta Materials, Inc. 7,193 4,410,028
United States Lime & Minerals,
Inc. 396 46,419
4,539,640
Consumer Finance 0 .2%
Bread Financial Holdings, Inc. 1,364 85,455

26 - Statement of Investments - October 31, 2025 - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Consumer Finance
Capital One Financial Corp. 10,854 2,387,771
Dave, Inc.* 228 54,565
Enova International, Inc.* 717 85,732
FirstCash Holdings, Inc. 1,223 193,845
LendingClub Corp.* 1,921 33,406
LendingTree, Inc.* 282 18,048
Navient Corp. 2,711 33,155
Nelnet, Inc., Class A 646 83,366
PROG Holdings, Inc. 1,348 38,998
Upstart Holdings, Inc.* 2,311 109,819
World Acceptance Corp.* 199 25,367
3,149,527
Consumer Staples Distribution & Retail 1 .3%
Andersons, Inc. (The) 735 34,038
Chefs' Warehouse, Inc. (The)* 954 56,286
Costco Wholesale Corp. 20,961 19,104,904
Dollar Tree, Inc.* 32,693 3,240,530
Grocery Outlet Holding Corp.* 740 10,071
Natural Grocers by Vitamin
Cottage, Inc. 574 18,420
PriceSmart, Inc. 928 106,664
United Natural Foods, Inc.* 1,188 44,728
Village Super Market, Inc.,
Class A 960 30,115
Walmart, Inc. 39,915 4,038,600
Weis Markets, Inc. 745 47,188
26,731,544
Containers & Packaging 0 .3%
Avery Dennison Corp. 18,189 3,181,074
Ball Corp. 41,197 1,936,259
Greif, Inc., Class A 545 31,005
Greif, Inc., Class B 206 12,144
Myers Industries, Inc. 1,916 33,204
O-I Glass, Inc.* 4,316 48,728
TriMas Corp. 863 30,662
5,273,076
Distributors 0 .0%
†
GigaCloud Technology, Inc.,
Class A* 783 21,908
Weyco Group, Inc. 402 11,526
33,434
Diversified Consumer Services 0 .0%
†
Adtalem Global Education,
Inc.* 1,316 128,994
American Public Education,
Inc.* 625 20,931
Coursera, Inc.* 1,713 14,423
Frontdoor, Inc.* 2,129 141,430
Graham Holdings Co., Class B 116 117,407
Laureate Education, Inc.* 4,502 130,693
OneSpaWorld Holdings Ltd. 3,381 78,676
Perdoceo Education Corp. 1,954 62,059
Strategic Education, Inc. 415 31,532
Stride, Inc.* 912 62,053
Udemy, Inc.* 806 4,590
Universal Technical Institute,
Inc.* 1,403 41,697
834,485
Diversified REITs 0 .0%
†
Alexander & Baldwin, Inc. 3,613 57,700
Common Stocks
Shares Value ($)
Diversified REITs
American Assets Trust, Inc. 1,830 34,971
Broadstone Net Lease, Inc. 6,579 117,896
Essential Properties Realty
Trust, Inc. 5,460 163,145
Modiv Industrial, Inc., Class C 1,046 15,083
388,795
Diversified Telecommunication Services 0 .1%
AT&T, Inc. 65,302 1,616,225
Cogent Communications
Holdings, Inc. 956 39,435
Globalstar, Inc.* 812 44,181
IDT Corp., Class B 1,105 55,979
Liberty Latin America Ltd.,
Class A* 2,638 20,576
Liberty Latin America Ltd.,
Class C* 2,638 20,867
Lumen Technologies, Inc.* 27,836 286,154
Uniti Group, Inc. 3,761 21,663
2,105,080
Electric Utilities 1 .3%
ALLETE, Inc. 1,596 107,459
Alliant Energy Corp. 39,283 2,624,890
American Electric Power Co.,
Inc. 18,308 2,201,720
Constellation Energy Corp. 11,116 4,190,732
Duke Energy Corp. 26,155 3,251,066
Entergy Corp. 18,643 1,791,406
FirstEnergy Corp. 37,270 1,708,084
Genie Energy Ltd., Class B 2,011 30,265
Hawaiian Electric Industries,
Inc.* 4,556 52,941
MGE Energy, Inc. 833 69,031
NextEra Energy, Inc. 70,618 5,748,305
Oklo, Inc., Class A* 2,883 382,776
Otter Tail Corp. 1,158 89,421
PG&E Corp. 171,304 2,734,012
Portland General Electric Co. 2,967 135,532
PPL Corp. 49,929 1,823,407
TXNM Energy, Inc. 1,601 90,937
27,031,984
Electrical Equipment 1 .3%
American Superconductor
Corp.* 923 54,669
AMETEK, Inc. 11,639 2,352,358
Amprius Technologies, Inc.* 3,032 42,721
Array Technologies, Inc.* 3,457 29,938
Atkore, Inc. 1,210 83,793
Bloom Energy Corp., Class A* 5,481 724,369
Eaton Corp. plc 25,166 9,602,339
EnerSys 1,210 152,654
Enovix Corp.* 5,279 63,295
Eos Energy Enterprises, Inc.* 6,364 102,015
Fluence Energy, Inc.* 1,812 38,052
GE Vernova, Inc. 4,294 2,512,591
Hyliion Holdings Corp.* 8,949 21,209
KULR Technology Group, Inc.* 2,935 11,241
NANO Nuclear Energy, Inc.* 791 37,604
Net Power, Inc.* 3,054 11,666
NEXTracker, Inc., Class A* 3,710 375,526

Nationwide Fundamental All Cap Equity Portfolio - October 31, 2025 - Statement of Investments - 27
Common Stocks
Shares Value ($)
Electrical Equipment
NuScale Power Corp., Class
A* 3,335 149,642
nVent Electric plc 71,272 8,149,953
Plug Power, Inc.* 28,870 77,660
Powell Industries, Inc. 275 105,432
Power Solutions International,
Inc.* 142 12,158
Rockwell Automation, Inc. 6,280 2,313,301
Shoals Technologies Group,
Inc., Class A* 4,421 46,465
SunPower Corp.*∞ 21,848 2
SunPower, Inc.* 8,223 14,802
Sunrun, Inc.* 6,073 126,076
T1 Energy, Inc.* 3,613 13,440
Vicor Corp.* 236 21,412
27,246,383
Electronic Equipment, Instruments & Components 0 .8%
Advanced Energy Industries,
Inc. 1,108 224,625
Aeva Technologies, Inc.* 913 14,918
Amphenol Corp., Class A 77,156 10,750,917
Arlo Technologies, Inc.* 1,716 33,188
Badger Meter, Inc. 864 155,909
Bel Fuse, Inc., Class A 296 40,472
Belden, Inc. 1,360 165,716
Benchmark Electronics, Inc. 1,142 50,043
CDW Corp. 8,730 1,391,300
Climb Global Solutions, Inc. 104 11,552
CTS Corp. 1,501 62,307
Daktronics, Inc.* 1,657 31,135
ePlus, Inc. 796 58,235
Evolv Technologies Holdings,
Inc.* 1,281 9,915
Fabrinet* 955 420,744
Insight Enterprises, Inc.* 719 71,900
Itron, Inc.* 1,050 105,347
Jabil, Inc. 7,609 1,680,752
Kimball Electronics, Inc.* 1,459 42,420
Knowles Corp.* 2,809 66,321
Mirion Technologies, Inc.,
Class A* 5,920 173,870
Napco Security Technologies,
Inc. 1,336 58,984
nLight, Inc.* 539 17,792
Novanta, Inc.* 817 103,767
OSI Systems, Inc.* 335 93,284
Ouster, Inc.* 1,443 48,139
Plexus Corp.* 841 117,656
Red Cat Holdings, Inc.* 2,223 25,009
Rogers Corp.* 317 27,750
Sanmina Corp.* 1,425 195,296
ScanSource, Inc.* 1,086 46,595
TTM Technologies, Inc.* 1,850 124,320
Vishay Intertechnology, Inc. 2,648 44,963
16,465,141
Energy Equipment & Services 0 .2%
Archrock, Inc. 4,230 106,892
Atlas Energy Solutions, Inc.,
Class A 591 7,317
Baker Hughes Co., Class A 62,117 3,007,084
Borr Drilling Ltd. 3,566 11,055
Common Stocks
Shares Value ($)
Energy Equipment & Services
Cactus, Inc., Class A 1,780 78,623
Core Laboratories, Inc. 1,824 29,074
Expro Group Holdings NV* 702 9,533
Forum Energy Technologies,
Inc.* 1,425 38,161
Helix Energy Solutions Group,
Inc.* 2,634 17,700
Helmerich & Payne, Inc. 2,678 70,324
Innovex International, Inc.* 319 6,402
Kodiak Gas Services, Inc. 1,513 55,799
Liberty Energy, Inc., Class A 6,837 123,818
Nabors Industries Ltd.* 888 43,086
National Energy Services
Reunited Corp.* 1,421 17,933
Noble Corp. plc 2,981 87,492
Oceaneering International,
Inc.* 2,931 68,263
Oil States International, Inc.* 5,143 30,704
Patterson-UTI Energy, Inc. 14,294 89,623
ProPetro Holding Corp.* 6,986 72,515
Ranger Energy Services, Inc.,
Class A 2,294 31,520
RPC, Inc. 4,006 20,831
Seadrill Ltd.* 1,112 35,095
Select Water Solutions, Inc.,
Class A 1,068 12,346
Solaris Energy Infrastructure,
Inc., Class A 781 41,573
TETRA Technologies, Inc.* 2,514 17,749
Tidewater, Inc.* 1,101 55,700
Transocean Ltd.* 24,392 93,665
Valaris Ltd.* 1,164 65,324
4,345,201
Entertainment 2 .4%
AMC Entertainment Holdings,
Inc., Class A* 6,384 16,535
Atlanta Braves Holdings, Inc.,
Class C* 782 31,843
Cinemark Holdings, Inc. 3,781 102,125
Electronic Arts, Inc. 15,838 3,168,550
IMAX Corp.* 1,125 36,551
Lionsgate Studios Corp.* 2,943 18,923
Live Nation Entertainment,
Inc.*(a) 12,178 1,820,976
Madison Square Garden
Entertainment Corp., Class
A* 1,501 66,284
Marcus Corp. (The) 257 3,701
Netflix, Inc.* 12,602 14,099,874
Playstudios, Inc.* 11,459 10,657
Playtika Holding Corp. 10,899 39,999
Sphere Entertainment Co.* 580 39,718
Spotify Technology SA* 3,203 2,098,990
TKO Group Holdings, Inc.,
Class A 16,347 3,079,775
Walt Disney Co. (The) 99,388 11,193,077
Warner Bros Discovery, Inc.* 542,057 12,169,180
47,996,758

28 - Statement of Investments - October 31, 2025 - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Financial Services 3 .0%
Banco Latinoamericano de
Comercio Exterior SA, Class
E 196 8,430
Berkshire Hathaway, Inc.,
Class B* 6,199 2,960,270
Burford Capital Ltd. 4,762 47,382
Cannae Holdings, Inc. 1,295 23,155
Cass Information Systems,
Inc. 301 11,898
Corpay, Inc.* 5,619 1,462,907
Enact Holdings, Inc. 1,862 66,511
Essent Group Ltd. 3,385 205,029
EVERTEC, Inc. 2,354 67,018
Federal Agricultural Mortgage
Corp., Class C 261 41,405
Fidelity National Information
Services, Inc. 26,944 1,684,539
Fiserv, Inc.* 8,840 589,540
Flywire Corp.* 3,484 46,407
HA Sustainable Infrastructure
Capital, Inc. 2,193 60,768
International Money Express,
Inc.* 858 12,776
Jackson Financial, Inc., Class
A 2,153 217,044
Marqeta, Inc., Class A* 8,816 39,936
Mastercard, Inc., Class A 45,795 25,278,382
NCR Atleos Corp.* 2,008 74,095
NMI Holdings, Inc., Class A* 3,112 113,370
Pagseguro Digital Ltd., Class A 6,205 59,506
Payoneer Global, Inc.* 6,305 36,506
PennyMac Financial Services,
Inc. 455 57,243
Radian Group, Inc. 4,106 139,358
Remitly Global, Inc.* 3,832 61,465
Repay Holdings Corp., Class
A* 2,657 11,398
Sezzle, Inc.* 494 32,382
StoneCo Ltd., Class A* 7,096 134,895
Triller Group, Inc.* 19,301 11,069
Visa, Inc., Class A(a) 77,332 26,350,106
Walker & Dunlop, Inc. 666 53,227
Waterstone Financial, Inc. 1,872 28,642
59,986,659
Food Products 0 .3%
B&G Foods, Inc. 1,723 6,892
Beyond Meat, Inc.* 2,079 3,441
Calavo Growers, Inc. 476 10,572
Cal-Maine Foods, Inc. 1,560 136,968
Dole plc 2,997 38,182
Fresh Del Monte Produce, Inc. 1,923 67,978
Hain Celestial Group, Inc.
(The)* 2,436 2,826
J & J Snack Foods Corp. 265 22,432
Marzetti Co. (The) 556 87,175
Mondelez International, Inc.,
Class A 69,220 3,977,381
Seneca Foods Corp., Class A* 349 37,635
Simply Good Foods Co. (The)* 1,749 34,228
Tootsie Roll Industries, Inc. 1,068 37,690
TreeHouse Foods, Inc.* 497 9,045
Common Stocks
Shares Value ($)
Food Products
Utz Brands, Inc. 102,429 1,078,577
Vital Farms, Inc.* 767 25,196
5,576,218
Gas Utilities 0 .1%
Brookfield Infrastructure Corp.,
Class A 3,949 178,929
Chesapeake Utilities Corp. 448 57,021
New Jersey Resources Corp. 2,821 124,970
Northwest Natural Holding Co. 570 25,952
ONE Gas, Inc. 1,073 86,044
Southwest Gas Holdings, Inc. 1,933 153,674
Spire, Inc. 1,724 148,954
UGI Corp. 38,247 1,278,597
2,054,141
Ground Transportation 1 .0%
ArcBest Corp. 817 60,719
Canadian Pacific Kansas City
Ltd. 19,462 1,400,291
Covenant Logistics Group,
Inc., Class A 471 9,500
CSX Corp. 56,087 2,020,254
FTAI Infrastructure, Inc. 2,460 13,136
Heartland Express, Inc. 1,382 10,780
Hertz Global Holdings, Inc.* 2,462 12,630
Old Dominion Freight Line, Inc. 29,691 4,169,210
Proficient Auto Logistics, Inc.* 2,147 16,060
RXO, Inc.* 4,093 72,569
Uber Technologies, Inc.* 72,579 7,003,873
Union Pacific Corp. 20,435 4,503,261
Werner Enterprises, Inc. 1,510 39,562
19,331,845
Health Care Equipment & Supplies 2 .3%
Abbott Laboratories 109,134 13,491,145
Align Technology, Inc.* 17,185 2,369,468
Alphatec Holdings, Inc.* 2,342 44,475
AngioDynamics, Inc.* 617 7,422
Anteris Technologies Global
Corp.* 3,224 14,476
Artivion, Inc.* 866 39,290
AtriCure, Inc.* 1,072 37,038
Avanos Medical, Inc.* 2,206 24,509
Axogen, Inc.* 733 16,287
Beta Bionics, Inc.* 718 19,544
Bioventus, Inc., Class A* 565 3,701
Boston Scientific Corp.* 100,122 10,084,288
Butterfly Network, Inc.* 7,684 20,670
Cerus Corp.* 5,687 8,360
ClearPoint Neuro, Inc.* 1,098 25,496
CONMED Corp. 1,158 50,952
Cooper Cos., Inc. (The)* 45,662 3,192,230
Delcath Systems, Inc.* 1,338 13,153
Dexcom, Inc.* 32,693 1,903,386
Electromed, Inc.* 1,443 34,719
Embecta Corp. 2,190 29,215
Enovis Corp.* 1,337 41,768
Glaukos Corp.* 1,166 102,690
Haemonetics Corp.* 1,104 55,211
ICU Medical, Inc.* 610 73,255
Integer Holdings Corp.* 804 51,914

Nationwide Fundamental All Cap Equity Portfolio - October 31, 2025 - Statement of Investments - 29
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Integra LifeSciences Holdings
Corp.* 1,360 16,334
iRadimed Corp. 651 50,003
iRhythm Technologies, Inc.* 777 145,532
Lantheus Holdings, Inc.* 1,839 106,092
LeMaitre Vascular, Inc. 859 74,398
LivaNova plc* 1,584 83,366
Medtronic plc 97,426 8,836,538
Merit Medical Systems, Inc.* 1,683 147,330
Neogen Corp.* 6,436 39,710
NeuroPace, Inc.* 360 3,578
Novocure Ltd.* 2,416 30,949
Omnicell, Inc.* 899 30,179
OraSure Technologies, Inc.* 665 1,822
Orthofix Medical, Inc.* 766 11,827
Outset Medical, Inc.* 455 5,970
PROCEPT BioRobotics Corp.* 1,037 35,289
QuidelOrtho Corp.* 1,500 40,485
Semler Scientific, Inc.* 752 19,898
SI-BONE, Inc.* 763 11,315
Tactile Systems Technology,
Inc.* 2,063 31,089
Tandem Diabetes Care, Inc.* 1,546 21,644
TransMedics Group, Inc.* 817 107,468
Treace Medical Concepts,
Inc.* 1,342 8,575
UFP Technologies, Inc.* 235 45,270
Utah Medical Products, Inc. 479 27,830
Varex Imaging Corp.* 3,306 38,647
Zimmer Biomet Holdings, Inc. 45,117 4,536,966
46,262,766
Health Care Providers & Services 1 .3%
AdaptHealth Corp., Class A* 2,677 24,066
Addus HomeCare Corp.* 315 36,820
AirSculpt Technologies, Inc.* 1,837 19,123
Alignment Healthcare, Inc.* 2,056 34,664
AMN Healthcare Services,
Inc.* 1,529 30,106
Astrana Health, Inc.* 1,286 40,136
Aveanna Healthcare Holdings,
Inc.* 2,198 19,892
BrightSpring Health Services,
Inc.* 2,145 70,892
Brookdale Senior Living, Inc.* 4,884 45,275
Castle Biosciences, Inc.* 645 16,447
Cencora, Inc. 5,181 1,750,194
Cigna Group (The) 9,808 2,397,173
Clover Health Investments
Corp., Class A* 4,984 17,594
Community Health Systems,
Inc.* 7,974 30,939
Concentra Group Holdings
Parent, Inc. 4,172 83,106
CorVel Corp.* 894 66,111
CVS Health Corp. 38,578 3,014,871
DocGo, Inc.* 3,616 3,941
Encompass Health Corp. 10,526 1,198,385
Enhabit, Inc.* 1,049 8,528
Ensign Group, Inc. (The) 1,569 282,577
GeneDx Holdings Corp., Class
A* 452 61,883
Common Stocks
Shares Value ($)
Health Care Providers & Services
Guardant Health, Inc.* 2,891 268,921
HealthEquity, Inc.* 2,379 225,006
Hims & Hers Health, Inc.* 5,025 228,436
LifeStance Health Group, Inc.* 1,832 8,977
McKesson Corp. 4,577 3,713,503
National HealthCare Corp. 443 52,912
National Research Corp. 1,636 21,857
NeoGenomics, Inc.* 2,201 21,504
Nutex Health, Inc.* 72 8,860
Option Care Health, Inc.* 5,288 137,647
Owens & Minor, Inc.* 2,832 11,243
Pediatrix Medical Group, Inc.* 3,183 54,015
Pennant Group, Inc. (The)* 709 17,534
Premier, Inc., Class A 3,830 107,700
Privia Health Group, Inc.* 2,146 52,148
Progyny, Inc.* 1,786 33,416
Quest Diagnostics, Inc. 19,809 3,485,394
RadNet, Inc.* 11,246 854,584
Select Medical Holdings Corp. 4,419 61,115
Surgery Partners, Inc.* 1,750 38,377
Talkspace, Inc.* 8,748 28,256
Tenet Healthcare Corp.* 6,588 1,360,356
UnitedHealth Group, Inc. 17,001 5,806,862
US Physical Therapy, Inc. 439 37,873
25,889,219
Health Care REITs 0 .5%
Alexandria Real Estate
Equities, Inc. 10,847 631,512
American Healthcare REIT,
Inc. 2,616 118,557
CareTrust REIT, Inc. 5,087 176,265
Diversified Healthcare Trust 2,901 12,358
LTC Properties, Inc. 1,837 64,442
National Health Investors, Inc. 1,441 107,369
Sabra Health Care REIT, Inc. 7,968 141,990
Sila Realty Trust, Inc. 2,221 52,638
Universal Health Realty
Income Trust 962 36,768
Ventas, Inc. 61,366 4,528,197
Welltower, Inc. 20,187 3,654,654
9,524,750
Health Care Technology 0 .1%
Claritev Corp.* 365 23,762
Definitive Healthcare Corp.,
Class A* 4,346 12,038
Doximity, Inc., Class A* 18,308 1,208,328
Evolent Health, Inc., Class A* 1,157 7,717
HealthStream, Inc. 1,468 36,113
OptimizeRx Corp.* 332 6,803
Phreesia, Inc.* 1,187 26,874
Schrodinger, Inc.* 1,249 26,279
Teladoc Health, Inc.* 5,134 44,306
Waystar Holding Corp.* 26,773 959,812
2,352,032
Hotel & Resort REITs 0 .0%
†
Apple Hospitality REIT, Inc. 7,599 85,033
Braemar Hotels & Resorts, Inc. 4,810 12,265
DiamondRock Hospitality Co. 7,418 58,009
RLJ Lodging Trust 5,350 36,380

30 - Statement of Investments - October 31, 2025 - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Hotel & Resort REITs
Ryman Hospitality Properties,
Inc. 1,885 163,825
Service Properties Trust 8,657 18,526
Summit Hotel Properties, Inc. 2,598 13,354
Xenia Hotels & Resorts, Inc. 2,336 28,733
416,125
Hotels, Restaurants & Leisure 1 .9%
Accel Entertainment, Inc.,
Class A* 1,475 15,030
BJ's Restaurants, Inc.* 215 7,301
Bloomin' Brands, Inc. 3,438 23,482
Booking Holdings, Inc. 1,318 6,692,461
Brightstar Lottery plc 1,284 21,391
Brinker International, Inc.* 1,131 122,894
Carnival Corp.* 164,602 4,745,476
Cheesecake Factory, Inc.
(The) 1,957 97,459
Cracker Barrel Old Country
Store, Inc. 462 15,569
Darden Restaurants, Inc. 21,094 3,800,084
Dave & Buster's
Entertainment, Inc.* 536 7,874
Denny's Corp.* 2,987 11,679
Dine Brands Global, Inc. 144 3,560
Domino's Pizza, Inc. 3,443 1,371,898
DraftKings, Inc., Class A* 103,213 3,157,286
El Pollo Loco Holdings, Inc.* 1,218 12,448
Genius Sports Ltd.* 5,984 67,380
Hilton Grand Vacations, Inc.* 1,419 58,818
Krispy Kreme, Inc. 3,825 13,732
Kura Sushi USA, Inc., Class A* 122 6,945
Las Vegas Sands Corp. 32,379 1,921,694
Life Time Group Holdings,
Inc.* 4,141 102,407
Lindblad Expeditions Holdings,
Inc.* 2,403 28,980
Marriott International, Inc.,
Class A 11,794 3,073,280
Marriott Vacations Worldwide
Corp. 185 12,206
McDonald's Corp. 19,586 5,845,050
Monarch Casino & Resort, Inc. 618 55,663
Nathan's Famous, Inc. 270 28,574
Papa John's International, Inc. 296 15,040
Portillo's, Inc., Class A* 2,076 11,107
Red Rock Resorts, Inc., Class
A 1,714 91,373
Rush Street Interactive, Inc.* 1,957 33,191
Sabre Corp.* 11,578 23,677
Serve Robotics, Inc.* 2,048 27,095
Shake Shack, Inc., Class A* 1,213 117,067
Six Flags Entertainment Corp.* 1,777 40,835
Starbucks Corp. 24,842 2,008,973
Super Group SGHC Ltd. 5,568 60,134
Sweetgreen, Inc., Class A* 3,783 23,795
Target Hospitality Corp.* 1,408 10,828
Texas Roadhouse, Inc., Class
A 5,370 878,425
United Parks & Resorts, Inc.* 358 17,327
Wynn Resorts Ltd. 27,864 3,315,537
37,995,025
Common Stocks
Shares Value ($)
Household Durables 0 .3%
Cavco Industries, Inc.* 276 146,225
Century Communities, Inc. 509 30,235
Champion Homes, Inc.* 1,326 90,473
DR Horton, Inc. 6,578 980,648
Ethan Allen Interiors, Inc. 460 11,118
Flexsteel Industries, Inc. 257 8,787
Green Brick Partners, Inc.* 918 59,431
Helen of Troy Ltd.* 654 12,184
Hovnanian Enterprises, Inc.,
Class A* 164 19,718
Installed Building Products,
Inc. 708 175,747
KB Home 1,725 107,674
La-Z-Boy, Inc. 1,037 32,873
Lennar Corp., Class A 11,116 1,375,827
LGI Homes, Inc.* 116 4,734
Lovesac Co. (The)* 394 5,465
M/I Homes, Inc.* 801 100,277
Meritage Homes Corp. 1,393 94,111
Sonos, Inc.* 4,711 80,888
Taylor Morrison Home Corp.,
Class A* 3,013 178,581
Toll Brothers, Inc. 13,982 1,886,871
Tri Pointe Homes, Inc.* 2,147 68,382
5,470,249
Household Products 0 .9%
Central Garden & Pet Co.,
Class A* 1,070 29,757
Colgate-Palmolive Co. 38,198 2,943,156
Energizer Holdings, Inc. 2,309 53,638
Oil-Dri Corp. of America 496 27,473
Procter & Gamble Co. (The) 106,151 15,961,926
Spectrum Brands Holdings,
Inc. 279 15,033
WD-40 Co. 369 71,689
19,102,672
Independent Power and Renewable Electricity Producers
0 .3%
Montauk Renewables, Inc.* 13,555 27,517
Ormat Technologies, Inc. 1,606 170,830
Talen Energy Corp.* 1,396 558,093
Vistra Corp. 26,841 5,054,160
5,810,600
Industrial Conglomerates 0 .6%
3M Co. 55,287 9,205,286
Brookfield Business Corp.,
Class A 789 28,767
Honeywell International, Inc. 11,867 2,389,183
11,623,236
Industrial REITs 0 .3%
Americold Realty Trust, Inc. 40,636 523,798
Industrial Logistics Properties
Trust 1,292 6,822
Innovative Industrial
Properties, Inc. 1,023 51,303
LXP Industrial Trust 9,663 91,702
One Liberty Properties, Inc. 942 18,925
Plymouth Industrial REIT, Inc. 1,216 26,752
Prologis, Inc. 38,578 4,787,144

Nationwide Fundamental All Cap Equity Portfolio - October 31, 2025 - Statement of Investments - 31
Common Stocks
Shares Value ($)
Industrial REITs
Terreno Realty Corp. 1,827 104,376
5,610,822
Insurance 3 .1%
Allstate Corp. (The) 5,293 1,013,715
American Financial Group, Inc. 12,174 1,603,072
American International Group,
Inc. 106,579 8,415,478
AMERISAFE, Inc. 205 8,216
Aon plc, Class A 63,425 21,607,629
Baldwin Insurance Group, Inc.
(The), Class A* 933 20,619
CNO Financial Group, Inc. 3,796 151,916
Donegal Group, Inc., Class A 1,449 27,169
Employers Holdings, Inc. 1,417 54,030
Fidelis Insurance Holdings Ltd. 630 11,327
Genworth Financial, Inc.,
Class A* 9,017 76,104
Goosehead Insurance, Inc.,
Class A 515 35,365
Greenlight Capital Re Ltd.,
Class A* 2,854 34,591
Hamilton Insurance Group
Ltd., Class B* 2,100 49,707
HCI Group, Inc. 275 56,103
Heritage Insurance Holdings,
Inc.* 301 7,113
Hippo Holdings, Inc.* 237 8,717
Horace Mann Educators Corp. 1,707 76,320
Investors Title Co. 147 38,013
Kingstone Cos., Inc. 987 14,390
Lemonade, Inc.* 1,479 88,858
Marsh & McLennan Cos., Inc. 6,521 1,161,716
Mercury General Corp. 1,026 79,310
MetLife, Inc. 26,368 2,104,694
Oscar Health, Inc., Class A* 5,019 90,342
Palomar Holdings, Inc.* 570 64,986
Root, Inc., Class A* 312 25,122
Ryan Specialty Holdings, Inc.,
Class A 219,046 12,003,721
Safety Insurance Group, Inc. 490 33,678
Selective Insurance Group,
Inc. 1,607 121,071
SiriusPoint Ltd.* 2,110 38,402
Skyward Specialty Insurance
Group, Inc.* 968 44,131
Stewart Information Services
Corp. 699 47,721
Tiptree, Inc., Class A 491 8,696
Travelers Cos., Inc. (The) 8,128 2,183,343
Trupanion, Inc.* 555 22,194
United Fire Group, Inc. 443 13,392
Universal Insurance Holdings,
Inc. 1,711 52,733
Unum Group 144,505 10,609,557
62,103,261
Interactive Media & Services 8 .0%
Alphabet, Inc., Class A 251,931 70,840,478
Alphabet, Inc., Class C 142,796 40,242,769
Bumble, Inc., Class A* 4,619 25,635
Cargurus, Inc., Class A* 2,794 98,125
Cars.com, Inc.* 2,520 27,065
Common Stocks
Shares Value ($)
Interactive Media & Services
EverQuote, Inc., Class A* 484 10,425
fuboTV, Inc.* 5,869 22,185
Grindr, Inc.* 872 12,086
Match Group, Inc. 53,617 1,733,974
MediaAlpha, Inc., Class A* 1,282 16,346
Meta Platforms, Inc., Class A 73,362 47,564,253
Rumble, Inc.* 1,854 12,718
Shutterstock, Inc. 719 17,997
Teads Holding Co.* 2,890 4,277
Travelzoo* 1,024 8,622
TripAdvisor, Inc.* 2,351 37,757
TrueCar, Inc.* 8,216 18,075
Vimeo, Inc.* 2,562 19,984
Yelp, Inc., Class A* 2,302 75,920
Ziff Davis, Inc.* 1,386 46,985
ZipRecruiter, Inc., Class A* 643 2,990
160,838,666
IT Services 0 .2%
Applied Digital Corp.* 5,646 195,690
ASGN, Inc.* 1,443 64,589
BigBear.ai Holdings, Inc.* 7,650 52,938
DigitalOcean Holdings, Inc.* 1,913 77,783
Fastly, Inc., Class A* 1,190 9,865
Hackett Group, Inc. (The) 1,505 27,255
Information Services Group,
Inc. 6,734 37,104
Snowflake, Inc., Class A* 8,476 2,329,883
TSS, Inc.* 730 14,790
Wix.com Ltd.* 6,539 951,686
3,761,583
Leisure Products 0 .0%
†
Acushnet Holdings Corp. 902 69,752
Escalade, Inc. 638 7,343
Funko, Inc., Class A* 6,443 20,102
Latham Group, Inc.* 2,768 20,068
MasterCraft Boat Holdings,
Inc.* 686 13,761
Outdoor Holding Co.* 10,039 16,063
Peloton Interactive, Inc., Class
A* 10,535 76,484
Polaris, Inc. 1,079 71,322
Topgolf Callaway Brands
Corp.* 4,229 39,795
334,690
Life Sciences Tools & Services 1 .1%
10X Genomics, Inc., Class A* 4,307 58,747
Adaptive Biotechnologies
Corp.* 3,200 55,552
Agilent Technologies, Inc. 29,258 4,282,201
Avantor, Inc.* 36,581 432,387
Azenta, Inc.* 872 26,334
BioLife Solutions, Inc.* 821 22,881
CryoPort, Inc.* 1,530 14,137
Cytek Biosciences, Inc.* 5,060 19,734
Danaher Corp. 23,539 5,069,830
Fortrea Holdings, Inc.* 2,843 29,738
Ginkgo Bioworks Holdings,
Inc.* 1,528 19,849
IQVIA Holdings, Inc.* 9,154 1,981,475

32 - Statement of Investments - October 31, 2025 - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Maravai LifeSciences
Holdings, Inc., Class A* 4,604 14,457
Mesa Laboratories, Inc. 295 21,208
Mettler-Toledo International,
Inc.* 1,106 1,566,417
Niagen Bioscience, Inc.* 250 1,885
Pacific Biosciences of
California, Inc.* 8,989 21,034
Personalis, Inc.* 1,254 12,089
Quanterix Corp.* 2,253 12,031
Quantum-Si, Inc.* 4,168 8,961
Thermo Fisher Scientific, Inc. 14,466 8,207,864
West Pharmaceutical
Services, Inc. 3,706 1,045,351
22,924,162
Machinery 1 .8%
3D Systems Corp.* 7,904 22,605
Alamo Group, Inc. 376 67,199
Albany International Corp.,
Class A 1,053 59,579
Astec Industries, Inc. 921 42,854
Atmus Filtration Technologies,
Inc. 2,378 108,151
Blue Bird Corp.* 1,109 55,406
Caterpillar, Inc. 20,774 11,991,999
Chart Industries, Inc.* 1,094 218,384
Columbus McKinnon Corp. 1,976 32,070
Deere & Co. 10,462 4,829,573
Enerpac Tool Group Corp.,
Class A 2,071 84,994
Enpro, Inc. 473 109,741
ESCO Technologies, Inc. 536 117,636
Federal Signal Corp. 1,812 213,870
Franklin Electric Co., Inc. 1,416 134,194
Gorman-Rupp Co. (The) 1,183 53,200
Greenbrier Cos., Inc. (The) 622 25,981
Helios Technologies, Inc. 456 25,244
Hillenbrand, Inc. 2,300 72,680
Hillman Solutions Corp.* 2,009 18,523
IDEX Corp. 5,457 935,657
Ingersoll Rand, Inc.(a) 51,000 3,892,830
ITT, Inc. 11,844 2,191,969
JBT Marel Corp. 930 117,273
Kadant, Inc. 301 83,275
Kennametal, Inc. 3,122 68,528
Lindsay Corp. 413 45,942
Luxfer Holdings plc 2,110 25,742
Microvast Holdings, Inc.* 4,234 23,075
Mueller Water Products, Inc.,
Class A 4,874 125,067
Omega Flex, Inc. 371 10,258
Palladyne AI Corp.* 1,453 12,162
Parker-Hannifin Corp. 11,116 8,590,778
Proto Labs, Inc.* 455 22,641
REV Group, Inc. 2,063 105,770
Richtech Robotics, Inc., Class
B* 1,110 5,350
SPX Technologies, Inc.* 985 220,532
Standex International Corp. 273 63,672
Stanley Black & Decker, Inc. 23,391 1,584,039
Tennant Co. 466 37,280
Common Stocks
Shares Value ($)
Machinery
Terex Corp. 1,675 77,083
Trinity Industries, Inc. 1,707 46,721
Wabash National Corp. 1,437 11,525
Watts Water Technologies,
Inc., Class A 837 228,166
Worthington Enterprises, Inc. 424 23,782
36,833,000
Marine Transportation 0 .0%
†
Costamare, Inc. 2,515 30,733
Matson, Inc. 1,047 105,695
136,428
Media 0 .1%
AMC Networks, Inc., Class A* 521 3,949
Cable One, Inc. 206 30,601
EchoStar Corp., Class A* 3,353 251,039
EW Scripps Co. (The), Class
A* 7,671 18,641
Gambling.com Group Ltd.* 937 6,681
Gray Media, Inc. 5,078 23,206
Ibotta, Inc., Class A* 205 6,613
iHeartMedia, Inc., Class A* 4,846 14,393
John Wiley & Sons, Inc., Class
A 1,815 66,919
Magnite, Inc.* 2,857 51,083
National CineMedia, Inc. 2,161 9,552
New York Times Co. (The),
Class A 16,499 940,278
Nexxen International Ltd.* 2,683 22,054
PubMatic, Inc., Class A* 616 5,150
Sinclair, Inc. 998 13,633
TEGNA, Inc. 6,925 136,215
Thryv Holdings, Inc.* 628 4,842
1,604,849
Metals & Mining 0 .6%
Agnico Eagle Mines Ltd. 21,094 3,392,126
Alpha Metallurgical Resources,
Inc.* 324 56,136
American Battery Technology
Co.* 1,558 7,993
Caledonia Mining Corp. plc 1,018 28,626
Century Aluminum Co.* 1,684 49,880
Coeur Mining, Inc.* 16,808 288,593
Commercial Metals Co. 3,785 224,678
Compass Minerals
International, Inc.* 917 15,901
Constellium SE, Class A* 2,384 37,500
Contango ORE, Inc.* 681 14,614
Critical Metals Corp.* 817 10,572
Hecla Mining Co. 16,322 210,064
Idaho Strategic Resources,
Inc.* 367 12,133
Ivanhoe Electric, Inc.* 1,956 28,929
Kaiser Aluminum Corp. 120 10,864
Materion Corp. 518 59,378
Metallus, Inc.* 294 5,171
NioCorp Developments Ltd.* 2,225 16,398
Novagold Resources, Inc.* 6,603 54,739
Nucor Corp. 15,980 2,397,799
Perpetua Resources Corp.* 1,860 44,696

Nationwide Fundamental All Cap Equity Portfolio - October 31, 2025 - Statement of Investments - 33
Common Stocks
Shares Value ($)
Metals & Mining
Ramaco Resources, Inc.,
Class A* 691 20,979
Ryerson Holding Corp. 717 15,817
Southern Copper Corp. 17,774 2,467,031
SSR Mining, Inc.* 5,610 126,562
Steel Dynamics, Inc. 16,347 2,563,210
SunCoke Energy, Inc. 3,750 30,038
United States Antimony Corp.* 2,627 21,200
Vox Royalty Corp. 4,220 18,019
Warrior Met Coal, Inc. 1,180 80,051
Worthington Steel, Inc. 629 20,122
12,329,819
Mortgage Real Estate Investment Trusts (REITs) 0 .2%
Advanced Flower Capital, Inc. 1,295 4,209
Apollo Commercial Real
Estate Finance, Inc. 6,026 58,994
Arbor Realty Trust, Inc. 5,974 60,278
Ares Commercial Real Estate
Corp. 3,128 13,951
ARMOUR Residential REIT,
Inc. 1,618 26,244
Blackstone Mortgage Trust,
Inc., Class A 4,149 76,673
BrightSpire Capital, Inc., Class
A 4,661 24,051
Chicago Atlantic Real Estate
Finance, Inc. 1,443 18,557
Chimera Investment Corp. 644 8,217
Claros Mortgage Trust, Inc.* 6,561 20,995
Dynex Capital, Inc. 2,128 28,175
Franklin BSP Realty Trust, Inc. 2,882 29,223
KKR Real Estate Finance
Trust, Inc. 1,940 15,792
Ladder Capital Corp., Class A 6,204 65,576
Lument Finance Trust, Inc. 6,271 9,783
MFA Financial, Inc. 1,044 9,386
Ready Capital Corp. 13,522 39,619
Seven Hills Realty Trust 1,969 18,627
Starwood Property Trust, Inc. 140,410 2,552,654
TPG RE Finance Trust, Inc. 5,646 48,838
Two Harbors Investment Corp. 2,467 23,979
3,153,821
Multi-Utilities 0 .5%
Avista Corp. 2,693 102,469
Black Hills Corp. 2,107 133,647
CenterPoint Energy, Inc. 41,471 1,585,851
CMS Energy Corp. 23,207 1,706,875
NiSource, Inc. 40,696 1,713,708
Northwestern Energy Group,
Inc. 1,124 67,069
Sempra 29,005 2,666,720
Unitil Corp. 325 15,844
WEC Energy Group, Inc. 23,892 2,669,453
10,661,636
Office REITs 0 .0%
†
Brandywine Realty Trust 4,450 15,263
COPT Defense Properties 4,225 119,018
Douglas Emmett, Inc. 3,548 45,911
Easterly Government
Properties, Inc., Class A 451 9,751
Common Stocks
Shares Value ($)
Office REITs
Empire State Realty Trust,
Inc., Class A 4,187 30,942
Hudson Pacific Properties,
Inc.* 10,563 25,774
JBG SMITH Properties 1,885 36,739
NET Lease Office Properties 1,344 39,446
Paramount Group, Inc.* 4,178 27,324
Peakstone Realty Trust 2,164 29,236
Piedmont Realty Trust, Inc.,
Class A 4,593 37,020
Postal Realty Trust, Inc., Class
A 2,741 40,594
457,018
Oil, Gas & Consumable Fuels 2 .7%
Ardmore Shipping Corp. 2,275 28,642
Berry Corp. 4,535 15,283
California Resources Corp. 2,117 99,859
Calumet, Inc.* 833 16,293
Centrus Energy Corp., Class
A* 406 149,189
Cheniere Energy, Inc. 6,539 1,386,268
Chevron Corp. 63,905 10,079,097
Clean Energy Fuels Corp.* 5,126 14,660
CNX Resources Corp.* 4,164 140,160
Comstock Resources, Inc.* 971 18,206
ConocoPhillips 57,938 5,148,371
Crescent Energy Co., Class A 1,860 15,680
CVR Energy, Inc.* 455 16,193
Delek US Holdings, Inc. 2,042 77,106
Devon Energy Corp. 26,896 873,851
DHT Holdings, Inc. 5,716 75,909
Diamondback Energy, Inc. 11,770 1,685,346
Diversified Energy Co. plc
Reg. S 876 11,081
Dorian LPG Ltd. 1,304 37,620
DT Midstream, Inc. 5,602 613,363
Encore Energy Corp.* 4,721 14,588
Energy Fuels, Inc.* 5,647 115,820
EOG Resources, Inc. 27,299 2,889,326
EQT Corp. 39,283 2,104,783
Excelerate Energy, Inc., Class
A 1,080 27,983
Exxon Mobil Corp. 154,476 17,665,875
FLEX LNG Ltd. 1,829 47,499
Gevo, Inc.* 8,557 20,023
Golar LNG Ltd. 2,253 92,486
Green Plains, Inc.* 2,093 21,516
Gulfport Energy Corp.* 448 83,332
Hess Midstream LP, Class A 17,687 600,474
HighPeak Energy, Inc. 2,094 13,925
International Seaways, Inc. 1,521 77,921
Kinetik Holdings, Inc., Class A 819 31,540
Kosmos Energy Ltd.* 10,202 16,017
Lightbridge Corp.* 763 20,471
Magnolia Oil & Gas Corp.,
Class A 5,821 130,740
Murphy Oil Corp. 4,339 122,794
Navigator Holdings Ltd. 1,724 28,343
New Fortress Energy, Inc.* 9,139 11,789
NextDecade Corp.* 3,580 21,229
Nordic American Tankers Ltd. 3,114 11,460

34 - Statement of Investments - October 31, 2025 - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Northern Oil & Gas, Inc. 1,659 36,714
Par Pacific Holdings, Inc.* 1,401 56,012
PBF Energy, Inc., Class A 2,382 81,393
Phillips 66 35,349 4,812,413
PrimeEnergy Resources
Corp.* 148 20,016
REX American Resources
Corp.* 646 20,691
Riley Exploration Permian, Inc. 922 23,990
Sable Offshore Corp.* 2,728 28,535
SandRidge Energy, Inc. 928 11,052
Scorpio Tankers, Inc. 1,810 111,677
Shell plc, ADR 11,985 897,916
SM Energy Co. 3,254 67,976
Talos Energy, Inc.* 1,891 18,551
Targa Resources Corp. 9,225 1,421,019
Teekay Corp. Ltd. 5,845 56,229
Teekay Tankers Ltd., Class A 605 36,905
Uranium Energy Corp.* 10,836 163,949
VAALCO Energy, Inc. 7,272 28,579
Vital Energy, Inc.* 829 13,024
Vitesse Energy, Inc. 1,420 30,885
W&T Offshore, Inc. 2,229 4,681
Williams Cos., Inc. (The) 45,771 2,648,768
World Kinect Corp. 1,685 43,557
55,306,643
Paper & Forest Products 0 .0%
†
Sylvamo Corp. 1,353 54,932
Passenger Airlines 0 .2%
Allegiant Travel Co.* 592 36,811
Delta Air Lines, Inc. 44,609 2,559,665
Frontier Group Holdings, Inc.* 3,469 13,390
JetBlue Airways Corp.* 6,291 26,422
Joby Aviation, Inc.* 12,063 209,172
SkyWest, Inc.* 1,107 111,231
Sun Country Airlines Holdings,
Inc.* 1,632 20,041
United Airlines Holdings, Inc.* 22,876 2,151,259
5,127,991
Personal Care Products 0 .0%
†
Beauty Health Co. (The)* 6,324 9,043
Edgewell Personal Care Co. 1,830 35,484
Herbalife Ltd.* 2,039 16,312
Interparfums, Inc. 504 44,931
Lifevantage Corp. 1,009 8,264
Nu Skin Enterprises, Inc.,
Class A 2,330 24,978
139,012
Pharmaceuticals 2 .8%
Amneal Pharmaceuticals, Inc.* 6,836 73,966
Amphastar Pharmaceuticals,
Inc.* 847 21,598
Amylyx Pharmaceuticals, Inc.* 2,155 30,019
ANI Pharmaceuticals, Inc.* 235 21,291
Aquestive Therapeutics, Inc.* 2,612 17,814
AstraZeneca plc, ADR-UK 44,607 3,675,617
Avadel Pharmaceuticals plc,
ADR* 1,963 37,081
Axsome Therapeutics, Inc.* 975 131,615
Biote Corp., Class A* 2,252 6,463
Common Stocks
Shares Value ($)
Pharmaceuticals
Bristol-Myers Squibb Co. 57,848 2,665,057
Collegium Pharmaceutical,
Inc.* 1,547 55,692
CorMedix, Inc.* 1,654 18,409
Crinetics Pharmaceuticals,
Inc.* 1,820 79,170
Edgewise Therapeutics, Inc.* 1,963 35,884
Eli Lilly & Co. 28,337 24,450,864
Enliven Therapeutics, Inc.* 692 16,207
Esperion Therapeutics, Inc.* 9,266 27,520
EyePoint Pharmaceuticals,
Inc.* 1,235 16,166
Harmony Biosciences
Holdings, Inc.* 1,202 34,341
Harrow, Inc.* 1,027 38,790
Indivior plc* 3,363 98,771
Innoviva, Inc.* 3,140 57,148
Johnson & Johnson 79,609 15,035,752
LENZ Therapeutics, Inc.* 860 25,559
Ligand Pharmaceuticals, Inc.* 401 76,715
Liquidia Corp.* 1,560 38,002
Maze Therapeutics, Inc.* 570 18,759
MBX Biosciences, Inc.* 369 8,103
Merck & Co., Inc. 108,491 9,328,056
Mind Medicine MindMed, Inc.* 1,957 27,789
Novo Nordisk A/S, ADR-DK 7,085 350,424
Nuvation Bio, Inc.* 9,344 48,776
Ocular Therapeutix, Inc.* 4,263 49,707
Omeros Corp.* 2,295 16,822
Pacira BioSciences, Inc.* 1,111 23,753
Phathom Pharmaceuticals,
Inc.* 1,583 21,450
Phibro Animal Health Corp.,
Class A 1,411 59,347
Prestige Consumer
Healthcare, Inc.* 1,553 94,112
Rapport Therapeutics, Inc.* 490 14,176
SIGA Technologies, Inc. 2,636 21,826
Supernus Pharmaceuticals,
Inc.* 2,028 111,804
Tarsus Pharmaceuticals, Inc.* 778 53,534
Terns Pharmaceuticals, Inc.* 4,567 37,723
Trevi Therapeutics, Inc.* 456 5,317
WaVe Life Sciences Ltd.* 2,258 20,412
Xeris Biopharma Holdings,
Inc.* 2,544 24,677
57,122,078
Professional Services 0 .7%
Alight, Inc., Class A 15,873 45,714
Barrett Business Services, Inc. 358 14,488
BlackSky Technology, Inc.* 738 15,586
CACI International, Inc., Class
A* 7,193 4,044,264
CBIZ, Inc.* 783 43,065
CRA International, Inc. 322 61,338
CSG Systems International,
Inc. 1,149 89,932
Exponent, Inc. 985 69,748
Heidrick & Struggles
International, Inc. 1,097 64,032
Huron Consulting Group, Inc.* 685 112,641

Nationwide Fundamental All Cap Equity Portfolio - October 31, 2025 - Statement of Investments - 35
Common Stocks
Shares Value ($)
Professional Services
IBEX Holdings Ltd.* 538 20,105
ICF International, Inc. 670 53,788
Innodata, Inc.* 752 56,107
Insperity, Inc. 311 13,721
Jacobs Solutions, Inc. 21,578 3,362,068
Kforce, Inc. 839 21,227
Korn Ferry 1,818 117,625
Legalzoom.com, Inc.* 1,471 14,666
Maximus, Inc. 1,744 144,961
Planet Labs PBC* 5,921 79,637
Resolute Holdings
Management, Inc.* 295 21,730
Resources Connection, Inc. 3,473 15,281
Spire Global, Inc.* 953 10,369
TIC Solutions, Inc.* 1,129 13,695
TransUnion 45,117 3,662,598
TriNet Group, Inc. 535 32,100
Upwork, Inc.* 2,120 33,793
Verisk Analytics, Inc., Class A 8,500 1,859,460
Verra Mobility Corp., Class A* 4,539 105,350
Willdan Group, Inc.* 166 15,689
14,214,778
Real Estate Management & Development 0 .1%
Anywhere Real Estate, Inc.* 5,094 51,195
CBRE Group, Inc., Class A* 6,965 1,061,675
Compass, Inc., Class A* 8,097 62,428
Cushman & Wakefield plc* 7,069 110,983
eXp World Holdings, Inc. 2,526 25,866
Newmark Group, Inc., Class A 5,173 92,235
RE/MAX Holdings, Inc., Class
A* 4,478 35,511
Real Brokerage, Inc. (The)* 2,765 10,286
RMR Group, Inc. (The), Class
A 1,837 28,418
St Joe Co. (The) 884 50,193
1,528,790
Residential REITs 0 .4%
Apartment Investment and
Management Co., Class A 4,878 25,951
AvalonBay Communities, Inc. 8,110 1,410,491
Camden Property Trust 8,045 800,317
Centerspace 387 22,930
Elme Communities 3,187 52,426
Equity LifeStyle Properties,
Inc. 46,095 2,814,100
Independence Realty Trust,
Inc. 5,407 86,133
Invitation Homes, Inc. 77,786 2,189,676
NexPoint Residential Trust,
Inc. 1,259 38,613
Veris Residential, Inc. 1,602 23,005
7,463,642
Retail REITs 0 .2%
Acadia Realty Trust 1,068 20,367
Alexander's, Inc. 177 39,105
CBL & Associates Properties,
Inc. 2,134 63,102
Curbline Properties Corp. 1,112 25,643
Getty Realty Corp. 2,140 58,700
InvenTrust Properties Corp. 1,688 46,251
Common Stocks
Shares Value ($)
Retail REITs
Kite Realty Group Trust 4,423 97,925
Macerich Co. (The) 7,417 127,202
NETSTREIT Corp. 2,375 44,222
Phillips Edison & Co., Inc. 2,951 99,862
Realty Income Corp. 42,189 2,446,118
Regency Centers Corp. 22,232 1,532,896
Tanger, Inc. 4,011 130,598
Urban Edge Properties 3,434 66,036
Whitestone REIT 2,131 26,723
4,824,750
Semiconductors & Semiconductor Equipment 13 .1%
ACM Research, Inc., Class A* 1,343 55,681
Aehr Test Systems* 826 21,468
Aeluma, Inc.* 725 11,825
Alpha & Omega
Semiconductor Ltd.* 655 18,379
Ambarella, Inc.* 953 81,224
Analog Devices, Inc. 33,347 7,807,533
ASML Holding NV
(Registered), ADR-NL 2,482 2,629,009
Axcelis Technologies, Inc.* 985 78,367
Blaize Holdings, Inc.* 1,950 7,625
Broadcom, Inc. 152,028 56,194,110
Cohu, Inc.* 562 13,370
Credo Technology Group
Holding Ltd.* 3,903 732,281
Diodes, Inc.* 954 50,905
FormFactor, Inc.* 2,211 121,494
Ichor Holdings Ltd.* 301 6,827
Impinj, Inc.* 644 130,191
indie Semiconductor, Inc.,
Class A* 5,259 28,293
KLA Corp. 2,634 3,183,821
Kopin Corp.* 3,704 12,816
Kulicke & Soffa Industries, Inc. 1,955 78,063
Lam Research Corp. 83,885 13,208,532
Marvell Technology, Inc. 19,125 1,792,777
MaxLinear, Inc., Class A* 1,924 29,149
Micron Technology, Inc. 10,195 2,281,335
Navitas Semiconductor Corp.,
Class A* 3,257 43,839
NVE Corp. 437 30,175
NVIDIA Corp. 778,581 157,654,867
Penguin Solutions, Inc.* 1,393 31,022
Photronics, Inc.* 2,519 60,204
Power Integrations, Inc. 1,794 75,151
QUALCOMM, Inc. 34,001 6,150,781
Rambus, Inc.* 3,288 338,138
Rigetti Computing, Inc.* 8,142 360,446
Semtech Corp.* 2,241 152,074
Silicon Laboratories, Inc.* 796 104,340
SiTime Corp.* 538 155,826
SkyWater Technology, Inc.* 520 9,092
Synaptics, Inc.* 726 51,502
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 8,005 2,404,942
Teradyne, Inc. 7,035 1,278,682
Texas Instruments, Inc. 36,256 5,853,894
Ultra Clean Holdings, Inc.* 902 24,724

36 - Statement of Investments - October 31, 2025 - Nationwide Fundamental All Cap Equity Portfolio
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Veeco Instruments, Inc.* 646 18,572
263,373,346
Software 10 .8%
8x8, Inc.* 4,927 9,066
A10 Networks, Inc. 3,610 64,402
ACI Worldwide, Inc.* 3,259 155,226
Adeia, Inc. 4,549 77,515
Agilysys, Inc.* 600 75,276
Airship AI Holdings, Inc.* 2,497 11,861
Alarm.com Holdings, Inc.* 1,401 68,957
Alkami Technology, Inc.* 1,105 22,420
Appian Corp., Class A* 592 17,719
AppLovin Corp., Class A* 3,519 2,242,764
Arteris, Inc.* 591 8,044
Asana, Inc., Class A* 2,187 30,727
Autodesk, Inc.* 20,270 6,108,162
AvePoint, Inc.* 2,852 40,128
Bit Digital, Inc.* 7,920 28,987
Bitdeer Technologies Group,
Class A* 2,849 63,248
Blackbaud, Inc.* 1,425 91,257
BlackLine, Inc.* 1,344 76,944
Box, Inc., Class A* 3,957 126,980
Braze, Inc., Class A* 630 18,056
C3.ai, Inc., Class A* 2,342 41,172
Cerence, Inc.* 1,504 16,138
Check Point Software
Technologies Ltd.* 27,686 5,417,596
Cipher Mining, Inc.* 7,204 134,355
Cleanspark, Inc.* 7,163 127,501
Clear Secure, Inc., Class A 3,443 104,908
Clearwater Analytics Holdings,
Inc., Class A* 4,571 84,152
Commvault Systems, Inc.* 1,269 176,670
Consensus Cloud Solutions,
Inc.* 1,516 44,449
Core Scientific, Inc.* 7,169 154,420
Crowdstrike Holdings, Inc.,
Class A* 15,039 8,166,327
Daily Journal Corp.* 29 11,746
Datadog, Inc., Class A* 13,811 2,248,569
Digital Turbine, Inc.* 2,366 14,764
Domo, Inc., Class B* 1,157 15,851
D-Wave Quantum, Inc.* 7,933 293,997
Dynatrace, Inc.* 29,772 1,505,570
EverCommerce, Inc.* 1,329 15,403
Fair Isaac Corp.* 3,286 5,453,216
Five9, Inc.* 1,740 42,247
Freshworks, Inc., Class A* 4,878 54,146
HubSpot, Inc.* 7,910 3,891,087
Hut 8 Corp.* 2,597 131,564
I3 Verticals, Inc., Class A* 504 15,498
Intapp, Inc.* 892 34,235
InterDigital, Inc. 810 293,188
Intuit, Inc. 14,984 10,002,569
Jamf Holding Corp.* 489 6,284
Life360, Inc.* 200 19,742
LiveRamp Holdings, Inc.* 2,507 68,541
MARA Holdings, Inc.* 10,263 187,505
Mercurity Fintech Holding,
Inc.* 1,011 10,555
Common Stocks
Shares Value ($)
Software
Microsoft Corp. 235,371 121,877,458
Mitek Systems, Inc.* 1,406 12,949
Monday.com Ltd.* 4,364 895,667
N-able, Inc.* 800 6,264
NCR Voyix Corp.* 1,864 21,268
NextNav, Inc.* 1,648 22,001
OneSpan, Inc. 2,859 32,593
Ooma, Inc.* 1,114 12,510
Oracle Corp. 64,498 16,937,820
Pagaya Technologies Ltd.,
Class A* 1,701 45,740
PagerDuty, Inc.* 2,355 37,821
Palantir Technologies, Inc.,
Class A* 1,482 297,097
PAR Technology Corp.* 385 13,606
Porch Group, Inc.* 2,225 33,486
Progress Software Corp.* 1,622 69,162
Q2 Holdings, Inc.* 1,247 77,015
Qualys, Inc.* 1,083 133,491
Rapid7, Inc.* 1,051 19,454
Red Violet, Inc. 860 46,122
ReposiTrak, Inc. 1,509 22,650
Rezolve AI plc* 2,307 9,897
Riot Platforms, Inc.* 9,687 191,609
Salesforce, Inc. 46,409 12,085,368
Sapiens International Corp.
NV 1,370 58,978
ServiceNow, Inc.* 11,561 10,627,796
SoundHound AI, Inc., Class A* 9,789 172,482
Sprinklr, Inc., Class A* 3,769 29,097
Sprout Social, Inc., Class A* 494 5,073
SPS Commerce, Inc.* 1,036 85,201
Synopsys, Inc.* 9,888 4,487,372
Telos Corp.* 2,078 14,255
Tenable Holdings, Inc.* 2,251 65,324
Terawulf, Inc.* 7,968 123,504
Tyler Technologies, Inc.* 3,065 1,459,737
Varonis Systems, Inc., Class
B* 2,224 78,352
Verint Systems, Inc.* 2,181 44,231
Vertex, Inc., Class A* 938 21,480
Viant Technology, Inc., Class
A* 771 6,846
Workiva, Inc., Class A* 901 76,594
Yext, Inc.* 3,330 28,205
Zeta Global Holdings Corp.,
Class A* 4,588 82,538
218,489,817
Specialized REITs 0 .2%
Farmland Partners, Inc. 1,181 11,845
Four Corners Property Trust,
Inc. 3,336 78,863
Outfront Media, Inc. 4,984 88,167
PotlatchDeltic Corp. 1,809 72,360
Smartstop Self Storage REIT,
Inc. 748 25,694
VICI Properties, Inc., Class A 61,834 1,854,402
Weyerhaeuser Co. 45,941 1,056,643
3,187,974

Nationwide Fundamental All Cap Equity Portfolio - October 31, 2025 - Statement of Investments - 37
Common Stocks
Shares Value ($)
Specialty Retail 2 .5%
Abercrombie & Fitch Co.,
Class A* 1,138 82,562
Academy Sports & Outdoors,
Inc. 1,411 67,573
Advance Auto Parts, Inc. 1,525 71,873
American Eagle Outfitters, Inc. 6,138 102,566
Asbury Automotive Group,
Inc.* 519 121,757
AutoZone, Inc.* 492 1,807,820
Bed Bath & Beyond, Inc.* 3,185 24,556
Boot Barn Holdings, Inc.* 983 186,426
Buckle, Inc. (The) 1,423 77,980
Build-A-Bear Workshop, Inc. 771 41,804
Caleres, Inc. 2,137 23,592
Camping World Holdings, Inc.,
Class A 459 6,040
Citi Trends, Inc.* 584 20,919
Designer Brands, Inc., Class A 3,242 11,963
Genesco, Inc.* 893 25,906
Group 1 Automotive, Inc. 369 146,692
Home Depot, Inc. (The) 55,055 20,898,327
Lands' End, Inc.* 364 5,729
Lowe's Cos., Inc. 6,913 1,646,193
Monro, Inc. 1,747 25,594
National Vision Holdings, Inc.* 873 22,480
O'Reilly Automotive, Inc.* 71,272 6,730,928
Revolve Group, Inc., Class A* 771 17,055
Ross Stores, Inc. 12,643 2,009,226
Sally Beauty Holdings, Inc.* 4,092 61,830
Signet Jewelers Ltd. 1,285 127,022
Sonic Automotive, Inc., Class
A 575 36,530
ThredUp, Inc., Class A* 1,313 11,541
TJX Cos., Inc. (The) 58,848 8,246,959
Ulta Beauty, Inc.* 7,193 3,739,497
Urban Outfitters, Inc.* 1,521 98,272
Valvoline, Inc.* 61,965 2,045,465
Victoria's Secret & Co.* 1,949 68,702
Warby Parker, Inc., Class A* 81,041 1,587,593
Winmark Corp. 46 18,546
Zumiez, Inc.* 1,019 22,061
50,239,579
Technology Hardware, Storage & Peripherals 6 .2%
Apple, Inc. 452,451 122,329,177
CompoSecure, Inc., Class A* 894 17,755
Dell Technologies, Inc., Class
C 6,959 1,127,428
Diebold Nixdorf, Inc.* 1,181 69,856
IonQ, Inc.* 7,117 443,958
Quantum Computing, Inc.* 3,600 60,156
Xerox Holdings Corp. 6,466 21,467
124,069,797
Textiles, Apparel & Luxury Goods 0 .3%
Capri Holdings Ltd.* 3,466 71,920
Carter's, Inc. 883 27,726
Figs, Inc., Class A* 1,981 14,778
G-III Apparel Group Ltd.* 691 18,553
Hanesbrands, Inc.* 4,282 28,304
Kontoor Brands, Inc. 1,517 122,756
Movado Group, Inc. 819 14,914
NIKE, Inc., Class B 63,203 4,082,282
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods
Oxford Industries, Inc. 397 14,629
Steven Madden Ltd. 2,821 95,660
Tapestry, Inc. 15,961 1,752,837
Wolverine World Wide, Inc. 2,197 49,872
6,294,231
Tobacco 0 .4%
Philip Morris International, Inc. 50,828 7,336,005
Turning Point Brands, Inc. 609 54,749
Universal Corp. 467 23,668
7,414,422
Trading Companies & Distributors 0 .3%
Alta Equipment Group, Inc. 3,602 22,044
Boise Cascade Co. 1,110 78,244
DNOW, Inc.* 3,002 44,129
DXP Enterprises, Inc.* 158 18,905
Fastenal Co. 44,919 1,848,417
GATX Corp. 722 113,246
Herc Holdings, Inc. 956 135,800
Hudson Technologies, Inc.* 1,508 13,685
Karat Packaging, Inc. 642 15,421
McGrath RentCorp 950 102,068
MRC Global, Inc.* 3,127 43,621
NPK International, Inc.* 1,316 16,187
Rush Enterprises, Inc., Class A 1,549 76,536
Rush Enterprises, Inc., Class
B 888 46,593
United Rentals, Inc. 4,577 3,987,391
Xometry, Inc., Class A* 962 46,840
6,609,127
Water Utilities 0 .0%
†
American States Water Co. 843 60,114
Cadiz, Inc.* 4,311 22,848
California Water Service
Group 1,245 55,253
Consolidated Water Co. Ltd. 652 22,175
H2O America 432 19,980
Middlesex Water Co. 705 40,517
Pure Cycle Corp.* 1,119 12,320
York Water Co. (The) 504 15,659
248,866
Wireless Telecommunication Services 0 .5%
Gogo, Inc.* 1,350 12,285
Spok Holdings, Inc. 1,819 25,994
Telephone & Data Systems,
Inc. 2,104 81,677
Tingo Group, Inc.* 1,247 4
T-Mobile US, Inc. 43,948 9,231,277
9,351,237
Total Common Stocks
(cost $1,490,475,897) 1,977,818,121
Exchange Traded Funds 1 .5%
Equity Funds  1.5%
iShares Russell 1000 ETF 32,104 11,997,586
iShares Russell 2000 ETF(a) 72,011 17,731,268
29,728,854
Total Exchange Traded Funds
(cost $23,529,055) 29,728,854

38 - Statement of Investments - October 31, 2025 - Nationwide Fundamental All Cap Equity Portfolio
Master Limited Partnership 0 .0%
†
Shares Value ($)
Oil, Gas & Consumable Fuels 0 .0%
†
Western Midstream Partners
LP 299 11,204
Total Master Limited Partnership
(cost  $13,757)
11,204
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
89bio, Inc., CVR*∞ 3,554 0
Blueprint Medicines Corp.,
CVR*∞ 1,787 0
Cargo Therapeutics, Inc.,
CVR*∞ 1,324 0
Chinook Therapeutics, Inc.,
CVR*^∞ 485 0
Icosavax, Inc., CVR*^∞ 284 0
Inhibrx, Inc., CVR*^∞ 457 0
iTeos Therapeutics, Inc.,
CVR*∞ 980 0
Poseida Therapeutics, Inc.,
CVR*∞ 3,119 0
Verve Therapeutics, Inc.,
CVR*∞ 2,006 0
0
Health Care Equipment & Supplies 0 .0%
†
Paragon 28, Inc., CVR*∞ 679 0
Total Rights
(cost $0) 0
Warrants 0 .0%
†
Number of
Warrants
Specialty Retail 0 .0%
†
Bed Bath & Beyond, Inc.,
expiring 10/7/2026* 318 378
Total Warrants
(cost $0) 378
Repurchase Agreements 1 .0%
Principal
Amount ($)
CF Secured, LLC,
4.13%, dated
10/31/2025, due
11/3/2025, repurchase
price $13,267,055,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
11/30/2025 - 2/15/2055;
total market value
$13,532,396.(b)(c) 13,262,490 13,262,490
Repurchase Agreements
Principal
Amount ($) Value ($)
Marex Capital Markets, Inc.,
4.24%, dated
10/31/2025, due
11/3/2025, repurchase
price $7,002,473,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.75%, maturing
11/4/2025 - 2/15/2055;
total market value
$7,142,523.(b)(c) 7,000,000 7,000,000
Total Repurchase Agreements
(cost $20,262,490) 20,262,490
Total Investments
(cost $1,534,281,199) — 100.7% 2,027,821,047
Liabilities in excess of other assets — (0.7)% (14,844,321)
NET ASSETS — 100.0%
$ 2,012,976,726
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2025. The total value of securities on loan as of
October 31, 2025 was $21,371,272, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $20,262,490 and by $1,524,757 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.13%, and maturity
dates ranging from 12/4/2025 - 8/15/2054, a total value of
$21,787,247.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2025 was $20,262,490.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.

Nationwide Fundamental All Cap Equity Portfolio - October 31, 2025 - Statement of Investments - 39
ADR American Depositary Receipt
CVR Contingent Value Rights
DE Germany
DK Denmark
ETF Exchange Traded Fund
NL Netherlands
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
TW Taiwan
UK United Kingdom
The accompanying notes are an integral part of these financial statements.

40 - Statement of Investments - October 31, 2025 - Nationwide International Equity Portfolio
Common Stocks 96.0%
Shares Value ($)
Aerospace & Defense 2.0%
Elbit Systems Ltd. 2,236 1,069,731
Kongsberg Gruppen ASA 21,670 553,989
Leonardo SpA 76,484 4,491,501
MTU Aero Engines AG(a) 17,909 7,808,824
Singapore Technologies
Engineering Ltd.(a) 346,400 2,254,218
16,178,263
Air Freight & Logistics 0.2%
InPost SA*(a) 119,902 1,511,899
Automobile Components 1.9%
Aumovio SE* 27,823 1,196,218
Continental AG(a) 55,646 4,199,428
Denso Corp. 58,200 812,994
Sumitomo Electric Industries
Ltd. 239,200 8,725,601
14,934,241
Automobiles 2.6%
Bayerische Motoren Werke AG 30,091 2,798,783
Ferrari NV(a) 2,244 897,485
Honda Motor Co. Ltd. 314,800 3,196,358
Isuzu Motors Ltd. 35,900 440,134
Mercedes-Benz Group AG(a) 113,506 7,343,126
Subaru Corp. 167,000 3,579,016
Suzuki Motor Corp. 49,800 743,363
Volkswagen AG (Preference)
(a) 13,273 1,379,079
20,377,344
Banks 15.5%
Banco BPM SpA (a) 353,778 5,146,546
Bank Hapoalim BM 380,546 7,729,689
Bank Leumi Le-Israel BM 225,494 4,578,295
BOC Hong Kong Holdings Ltd.
(a) 1,671,000 8,214,796
Danske Bank A/S 31,888 1,423,558
DBS Group Holdings Ltd.(a) 248,800 10,295,706
Erste Group Bank AG(a) 51,209 5,296,820
FinecoBank Banca Fineco
SpA(a) 291,896 6,673,050
ING Groep NV(a) 101,260 2,538,561
Intesa Sanpaolo SpA (a) 1,693,928 10,904,975
Israel Discount Bank Ltd.,
Class A 325,068 3,246,451
KBC Group NV(a) 8,305 1,001,867
Mitsubishi UFJ Financial
Group, Inc. 723,500 10,925,696
Mizrahi Tefahot Bank Ltd. 127,859 8,300,223
Mizuho Financial Group, Inc. 1,600 53,420
Nordea Bank Abp (a) 652,796 11,162,471
Oversea-Chinese Banking
Corp. Ltd.(a) 447,700 5,858,445
Resona Holdings, Inc. 73,700 716,799
Sumitomo Mitsui Financial
Group, Inc. 76,500 2,070,668
Sumitomo Mitsui Trust Group,
Inc. 168,500 4,641,469
UniCredit SpA (a) 96,625 7,147,360
United Overseas Bank Ltd.(a) 164,000 4,367,010
122,293,875
Common Stocks
Shares Value ($)
Beverages 0.0%
†
Carlsberg A/S, Class B 276 32,437
Biotechnology 1.2%
Argenx SE* 1,513 1,235,965
CSL Ltd.(a) 11,436 1,340,011
Genmab A/S*(a) 19,311 5,512,778
Swedish Orphan Biovitrum
AB*(a) 42,926 1,480,123
9,568,877
Broadline Retail 0.8%
Wesfarmers Ltd.(a) 113,327 6,214,891
Building Products 1.1%
Assa Abloy AB, Class B(a) 229,451 8,691,723
Capital Markets 1.3%
Hong Kong Exchanges &
Clearing Ltd.(a) 27,500 1,505,631
Macquarie Group Ltd. 18,076 2,578,901
Partners Group Holding AG
CHF 1,508 1,843,193
Singapore Exchange Ltd.(a) 308,400 4,000,340
9,928,065
Chemicals 1.4%
Asahi Kasei Corp. 35,600 272,557
Nitto Denko Corp. 278,500 6,929,636
Sika AG (Registered) CHF(a) 21,039 4,114,611
11,316,804
Commercial Services & Supplies 0.1%
TOPPAN Holdings, Inc. 42,200 1,035,716
Communications Equipment 0.7%
Telefonaktiebolaget LM
Ericsson, Class B(a) 513,076 5,177,933
Construction & Engineering 0.9%
Obayashi Corp. 247,000 4,176,552
Skanska AB, Class B(a) 99,501 2,719,305
6,895,857
Construction Materials 0.1%
Amrize Ltd. CHF* 10,003 514,354
Consumer Staples Distribution & Retail 0.8%
Jeronimo Martins SGPS SA 56,097 1,444,494
MatsukiyoCocokara & Co. 185,000 3,350,271
Seven & i Holdings Co. Ltd. 125,300 1,596,583
6,391,348
Diversified REITs 0.0%
†
CapitaLand Integrated
Commercial Trust(a) 71,300 129,699
Diversified Telecommunication Services 2.0%
Deutsche Telekom AG
(Registered)(a) 366,011 11,345,852
Telenor ASA(a) 266,282 3,960,624
Telia Co. AB(a) 195,561 767,382
16,073,858
Electric Utilities 1.3%
CLP Holdings Ltd.(a) 191,000 1,628,763
Kansai Electric Power Co., Inc.
(The) 518,000 8,070,844
Verbund AG 4,976 384,043
10,083,650

Nationwide International Equity Portfolio - October 31, 2025 - Statement of Investments - 41
Common Stocks
Shares Value ($)
Electrical Equipment 6.1%
ABB Ltd. (Registered) CHF(a) 226,498 16,813,302
Fuji Electric Co. Ltd. 49,000 3,565,104
Fujikura Ltd. 5,300 723,624
Mitsubishi Electric Corp. 169,300 4,782,783
Nidec Corp. 388,900 4,706,703
Prysmian SpA (a) 39,866 4,139,820
Siemens Energy AG*(a) 24,630 3,051,172
Vestas Wind Systems A/S(a) 501,644 10,379,289
48,161,797
Electronic Equipment, Instruments & Components 1.8%
TDK Corp. 591,300 10,196,889
Yokogawa Electric Corp. 127,400 3,806,213
14,003,102
Entertainment 2.0%
Konami Group Corp. 52,200 8,741,743
Nexon Co. Ltd. 63,600 1,303,691
Nintendo Co. Ltd. 63,300 5,423,154
15,468,588
Financial Services 0.5%
ORIX Corp. 153,446 3,741,568
Sony Financial Group, Inc.* 5,600 5,647
3,747,215
Food Products 1.4%
Ajinomoto Co., Inc. 52,300 1,481,349
Chocoladefabriken Lindt &
Spruengli AG (Registered)
CHF(a) 21 3,217,705
Lotus Bakeries NV(a) 62 541,451
Nestle SA (Registered) CHF(a) 40,000 3,821,170
Orkla ASA(a) 170,095 1,724,675
10,786,350
Ground Transportation 0.4%
Central Japan Railway Co. 123,700 3,018,830
Health Care Equipment & Supplies 0.0%
†
Terumo Corp. 21,700 353,243
Health Care Providers & Services 0.7%
Fresenius Medical Care AG(a) 96,820 5,196,242
Hotels, Restaurants & Leisure 0.8%
Galaxy Entertainment Group
Ltd.(a) 963,000 4,778,064
Genting Singapore Ltd. 916,100 513,181
Sands China Ltd.(a) 522,800 1,356,902
6,648,147
Household Durables 0.2%
Panasonic Holdings Corp. 109,000 1,268,147
Sony Group Corp. 5,600 156,733
1,424,880
Independent Power and Renewable Electricity Producers
0.5%
EDP Renovaveis SA 256,095 3,744,285
Industrial Conglomerates 2.0%
Hitachi Ltd. 348,900 11,966,793
Sekisui Chemical Co. Ltd. 37,000 640,135
Siemens AG (Registered)(a) 9,902 2,802,230
15,409,158
Common Stocks
Shares Value ($)
Industrial REITs 0.1%
CapitaLand Ascendas REIT(a) 507,500 1,099,218
Insurance 5.8%
AIA Group Ltd.(a) 612,400 5,958,790
Allianz SE (Registered)(a) 2,925 1,174,568
ASR Nederland NV(a) 22,967 1,533,878
Dai-ichi Life Holdings, Inc. 298,800 2,097,189
Gjensidige Forsikring ASA(a) 16,777 451,207
Hannover Rueck SE(a) 21,646 6,175,454
Insurance Australia Group Ltd.
(a) 660,539 3,405,525
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered)(a) 1,848 1,142,493
NN Group NV(a) 30,894 2,114,765
Swiss Re AG CHF(a) 24,113 4,395,925
Talanx AG(a) 53,283 6,480,195
Tokio Marine Holdings, Inc. 201,500 7,539,877
Zurich Insurance Group AG
CHF 4,372 3,038,133
45,507,999
Interactive Media & Services 0.9%
LY Corp. 1,802,100 5,293,914
REA Group Ltd.(a) 9,530 1,327,363
Scout24 SE Reg. S(b) 5,816 671,591
7,292,868
IT Services 0.4%
Otsuka Corp. 161,900 3,199,565
Leisure Products 0.3%
Bandai Namco Holdings, Inc. 75,300 2,339,332
Life Sciences Tools & Services 0.4%
Sartorius AG (Preference)(a) 12,293 3,375,259
Machinery 5.6%
Alfa Laval AB(a) 103,396 4,917,630
Daifuku Co. Ltd. 144,200 4,599,629
Daimler Truck Holding AG(a) 85,774 3,432,998
Knorr- Bremse AG(a) 890 82,676
Komatsu Ltd. 138,500 4,625,532
Makita Corp. 114,700 3,582,695
MINEBEA MITSUMI, Inc. 151,900 2,997,886
Schindler Holding AG CHF(a) 1,255 446,652
Techtronic Industries Co. Ltd. 124,500 1,455,601
Volvo AB, Class B(a) 227,651 6,280,137
Wartsila OYJ Abp (a) 181,571 5,946,390
Yangzijiang Shipbuilding
Holdings Ltd. 2,112,800 5,694,005
44,061,831
Marine Transportation 1.7%
AP Moller - Maersk A/S, Class
B(a) 1,742 3,590,532
Kuehne + Nagel International
AG (Registered) CHF 1,035 198,309
Nippon Yusen KK 163,300 5,640,609
SITC International Holdings
Co. Ltd.(a) 1,097,000 4,041,375
13,470,825
Metals & Mining 4.4%
ArcelorMittal SA(a) 72,445 2,758,658

42 - Statement of Investments - October 31, 2025 - Nationwide International Equity Portfolio
Common Stocks
Shares Value ($)
Metals & Mining
Boliden AB* 35,238 1,591,421
Evolution Mining Ltd. 322,147 2,276,775
Fortescue Ltd.(a) 289,376 4,019,110
Norsk Hydro ASA(a) 1,141,578 7,722,744
Northern Star Resources Ltd.
(a) 777,107 12,460,122
South32 Ltd. 1,869,046 3,867,381
34,696,211
Office REITs 0.2%
Nippon Building Fund, Inc. 1,807 1,666,592
Oil, Gas & Consumable Fuels 0.8%
Idemitsu Kosan Co. Ltd. 105,600 735,301
Inpex Corp. 14,100 260,411
Neste OYJ 199,890 4,137,440
Woodside Energy Group Ltd.
(a) 70,636 1,145,007
6,278,159
Passenger Airlines 1.0%
ANA Holdings, Inc. 117,000 2,193,564
Japan Airlines Co. Ltd. 116,400 2,095,863
Qantas Airways Ltd.(a) 578,482 3,856,647
8,146,074
Personal Care Products 0.1%
Kao Corp. 22,000 930,158
Pharmaceuticals 10.1%
Astellas Pharma, Inc. 1,082,500 11,323,273
Chugai Pharmaceutical Co.
Ltd. 12,400 571,940
Daiichi Sankyo Co. Ltd. 416,000 9,954,986
Novartis AG (Registered)
CHF(a) 107,490 13,301,815
Novo Nordisk A/S, Class B(a) 150,698 7,434,995
Orion OYJ, Class B(a) 89,380 6,242,492
Otsuka Holdings Co. Ltd. 199,600 10,815,057
Recordati Industria Chimica e
Farmaceutica SpA(a) 48,383 2,871,644
Roche Holding AG CHF(a) 27,610 8,916,087
UCB SA 33,180 8,555,669
79,987,958
Professional Services 1.0%
Computershare Ltd.(a) 272,630 6,509,600
Recruit Holdings Co. Ltd. 30,900 1,545,580
8,055,180
Real Estate Management & Development 2.6%
Daito Trust Construction Co.
Ltd. 108,600 2,025,482
Hulic Co. Ltd. 42,700 439,770
LEG Immobilien SE(a) 53,108 4,042,927
Vonovia SE(a) 392,987 11,798,892
Wharf Holdings Ltd. (The)(a) 157,000 412,335
Wharf Real Estate Investment
Co. Ltd. 583,000 1,656,106
20,375,512
Retail REITs 0.2%
Link REIT(a) 274,200 1,429,315
Semiconductors & Semiconductor Equipment 5.6%
Advantest Corp. 46,400 6,941,420
ASM International NV(a) 12,061 7,815,503
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
ASML Holding NV(a) 8,516 9,017,204
Disco Corp. 11,700 3,919,949
Lasertec Corp. 27,300 5,374,526
Nova Ltd.* 562 192,753
SCREEN Holdings Co. Ltd. 67,000 6,351,246
Tokyo Electron Ltd. 19,100 4,237,177
43,849,778
Software 0.5%
Nice Ltd.* 5,429 742,721
SAP SE(a) 11,180 2,888,895
WiseTech Global Ltd.(a) 6,345 286,226
3,917,842
Specialty Retail 0.2%
Sanrio Co. Ltd. 27,800 1,286,227
Technology Hardware, Storage & Peripherals 0.3%
Canon, Inc. 56,300 1,615,406
Logitech International SA
(Registered) CHF(a) 3,308 397,541
2,012,947
Textiles, Apparel & Luxury Goods 0.1%
Asics Corp. 34,100 868,894
Tobacco 0.1%
Japan Tobacco, Inc. 20,500 712,596
Trading Companies & Distributors 1.6%
AddTech AB, Class B(a) 72,181 2,444,921
Sumitomo Corp. 46,800 1,358,523
Toyota Tsusho Corp. 301,600 9,192,825
12,996,269
Wireless Telecommunication Services 1.7%
KDDI Corp. 484,600 7,727,147
SoftBank Corp. 803,300 1,138,354
SoftBank Group Corp. 17,800 3,104,142
Tele2 AB, Class B 117,042 1,853,297
13,822,940
Total Investments
(cost $642,045,697) — 96.0% 756,692,220
Other assets in excess of liabilities — 4.0% 31,614,177
NET ASSETS — 100.0%
$ 788,306,397
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Security or a portion of the security was used to cover the margin requirement for swaps contracts.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2025
was $671,591 which represents 0.09% of net assets.

Nationwide International Equity Portfolio - October 31, 2025 - Statement of Investments - 43
Preference A special type of equity investment that
shares in the earnings of the company, has
limited voting rights, and may have a dividend
preference. Preference shares may also have
liquidation preference.
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
CHF Switzerland Franc
OTC Total return swap contracts outstanding as of October 31, 2025 :
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of
Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($) *
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Morgan Stanley
NWLSP1 Index
Decrease in
total return
of reference
entity
Increase in
total return
of reference
entity
Quarterly Morgan
Stanley Co.,
Inc.
11/30/2026 USD 240,028,400 — 12,035,866 12,035,866
Total unrealized appreciation — 12,035,866 12,035,866
Net unrealized appreciation — 12,035,866 12,035,866
As of October 31, 2025, the Fund had $97,174,087 segregated as collateral for swap contracts.
* There are no upfront payments (receipts) on the swap contracts listed above.
Currency:
USD United States dollar
The accompanying notes are an integral part of these financial statements.

44 - Statement of Investments - October 31, 2025 - Nationwide Large Cap Equity Portfolio
Common Stocks 97.3%
Shares Value ($)
Aerospace & Defense 5.6%
Axon Enterprise, Inc.*(a) 1,930 1,413,204
BWX Technologies, Inc.(a) 15,360 3,281,049
GE Aerospace(a) 34,010 10,507,389
General Dynamics Corp.(a) 61,420 21,183,758
HEICO Corp., Class A(a) 14,300 3,542,539
Huntington Ingalls Industries,
Inc. 3,150 1,014,363
Leonardo DRS, Inc.(a) 22,800 833,568
Loar Holdings, Inc.* 9,100 720,083
Lockheed Martin Corp.(a) 13,320 6,551,842
Northrop Grumman Corp. 10,980 6,406,281
RTX Corp.(a) 25,560 4,562,460
Woodward, Inc.(a) 11,960 3,134,836
63,151,372
Air Freight & Logistics 0.1%
GXO Logistics, Inc.* 15,530 872,941
Automobile Components 0.6%
BorgWarner, Inc.(a) 172,120 7,394,275
Automobiles 2.1%
General Motors Co. 42,720 2,951,525
Harley-Davidson, Inc.(a) 180,330 4,865,303
Tesla, Inc.*(a) 31,783 14,510,847
Thor Industries, Inc.(a) 11,900 1,241,765
23,569,440
Banks 3.9%
Bank of America Corp. 80,630 4,309,674
Bank OZK(a) 14,470 651,005
Citizens Financial Group, Inc.
(a) 17,030 866,316
M&T Bank Corp.(a) 4,250 781,447
NU Holdings Ltd., Class A* 948,700 15,283,557
PNC Financial Services
Group, Inc. (The)(a) 31,180 5,691,909
Truist Financial Corp.(a) 103,550 4,621,436
Webster Financial Corp.(a) 31,420 1,792,197
Wells Fargo & Co.(a) 125,183 10,887,166
44,884,707
Beverages 0.8%
Boston Beer Co., Inc. (The),
Class A* 5,886 1,218,343
Celsius Holdings, Inc.* 38,200 2,300,786
PepsiCo, Inc. 38,030 5,555,803
9,074,932
Biotechnology 3.8%
Alnylam Pharmaceuticals,
Inc.*(a) 4,160 1,897,126
Apellis Pharmaceuticals,
Inc.*(a) 71,420 1,533,387
Biogen, Inc.*(a) 11,210 1,729,367
BioMarin Pharmaceutical,
Inc.*(a) 83,870 4,492,916
Exact Sciences Corp.* 6,220 402,372
Exelixis, Inc.*(a) 40,480 1,565,362
Halozyme Therapeutics,
Inc.*(a) 70,830 4,617,408
Incyte Corp.*(a) 68,040 6,360,379
Insmed, Inc.* 3,290 623,784
Natera, Inc.*(a) 5,320 1,058,307
Common Stocks
Shares Value ($)
Biotechnology
Neurocrine Biosciences,
Inc.*(a) 53,790 7,703,266
Regeneron Pharmaceuticals,
Inc.(a) 7,490 4,881,982
Ultragenyx Pharmaceutical,
Inc.*(a) 46,230 1,599,558
United Therapeutics Corp.*(a) 4,400 1,959,892
Vertex Pharmaceuticals,
Inc.*(a) 5,260 2,238,498
42,663,604
Broadline Retail 3.6%
Amazon.com, Inc.*(a) 155,950 38,086,109
eBay, Inc.(a) 17,880 1,453,823
Ollie's Bargain Outlet
Holdings, Inc.*(a) 14,740 1,780,739
41,320,671
Building Products 1.2%
Allegion plc 20,470 3,393,312
Armstrong World Industries,
Inc.(a) 16,290 3,102,104
Fortune Brands Innovations,
Inc. 5,050 256,540
Lennox International, Inc.(a) 5,970 3,014,850
Masco Corp.(a) 60,680 3,929,637
13,696,443
Capital Markets 3.5%
Ameriprise Financial, Inc.(a) 9,900 4,482,423
Blackstone, Inc.(a) 13,570 1,989,905
Charles Schwab Corp. (The)
(a) 41,390 3,912,183
Evercore, Inc., Class A(a) 21,300 6,274,128
Hamilton Lane, Inc., Class A(a) 3,930 447,863
Janus Henderson Group plc 139,140 6,060,938
Lazard, Inc., Class A 48,360 2,359,968
SEI Investments Co.(a) 11,990 966,514
Stifel Financial Corp.(a) 36,520 4,325,063
TPG, Inc., Class A(a) 23,750 1,307,200
Virtu Financial, Inc., Class A(a) 142,170 4,953,203
XP, Inc., Class A 137,760 2,509,987
39,589,375
Chemicals 0.5%
CF Industries Holdings, Inc. 47,060 3,919,627
FMC Corp. 17,380 263,655
Scotts Miracle-Gro Co. (The)
(a) 33,020 1,767,230
5,950,512
Commercial Services & Supplies 0.4%
Tetra Tech, Inc.(a) 127,380 4,073,612
Communications Equipment 0.4%
Arista Networks, Inc.*(a) 29,340 4,626,625
Construction & Engineering 0.3%
Comfort Systems USA, Inc.(a) 680 656,595
Quanta Services, Inc.(a) 1,490 669,204
Valmont Industries, Inc.(a) 4,080 1,686,794
3,012,593
Construction Materials 0.1%
CRH plc 7,530 896,823

Nationwide Large Cap Equity Portfolio - October 31, 2025 - Statement of Investments - 45
Common Stocks
Shares Value ($)
Consumer Finance 1.0%
Ally Financial, Inc.(a) 147,720 5,756,648
Synchrony Financial(a) 79,330 5,900,566
11,657,214
Consumer Staples Distribution & Retail 0.6%
Dollar General Corp.(a) 52,940 5,223,060
Sprouts Farmers Market,
Inc.*(a) 11,280 890,669
Walmart, Inc. 5,060 511,971
6,625,700
Containers & Packaging 0.0%
†
Smurfit WestRock plc 13,350 492,882
Diversified Consumer Services 0.5%
Bright Horizons Family
Solutions, Inc.*(a) 5,080 554,888
Duolingo, Inc., Class A*(a) 16,620 4,498,037
Grand Canyon Education,
Inc.*(a) 5,720 1,077,076
6,130,001
Diversified Telecommunication Services 0.2%
Liberty Global Ltd., Class A* 156,950 1,726,450
Electric Utilities 1.6%
Constellation Energy Corp.(a) 12,030 4,535,310
Eversource Energy(a) 81,510 6,016,253
PG&E Corp.(a) 511,270 8,159,869
18,711,432
Electrical Equipment 0.5%
GE Vernova, Inc.(a) 1,460 854,304
Generac Holdings, Inc.*(a) 16,420 2,758,888
nVent Electric plc 13,410 1,533,434
Sensata Technologies Holding
plc 22,260 708,536
5,855,162
Electronic Equipment, Instruments & Components 3.2%
Amphenol Corp., Class A(a) 43,340 6,038,996
Cognex Corp.(a) 71,930 2,977,183
Corning, Inc.(a) 79,150 7,050,682
Jabil, Inc.(a) 19,880 4,391,293
Keysight Technologies, Inc.*(a) 35,640 6,520,694
Littelfuse, Inc.(a) 16,810 4,090,041
Ralliant Corp. 12,510 549,439
TD SYNNEX Corp.(a) 15,120 2,366,129
Teledyne Technologies, Inc.* 2,460 1,295,977
Zebra Technologies Corp.,
Class A*(a) 4,070 1,095,848
36,376,282
Energy Equipment & Services 0.5%
TechnipFMC plc 141,230 5,839,861
Entertainment 0.1%
ROBLOX Corp., Class A* 6,090 692,555
Financial Services 0.8%
Apollo Global Management,
Inc. 6,520 810,501
Euronet Worldwide, Inc.*(a) 43,810 3,323,427
Global Payments, Inc.(a) 2,367 184,058
Mastercard, Inc., Class A(a) 3,050 1,683,569
MGIC Investment Corp.(a) 4,870 133,535
Common Stocks
Shares Value ($)
Financial Services
Visa, Inc., Class A(a) 8,870 3,022,364
9,157,454
Food Products 0.3%
Bunge Global SA 9,480 896,808
Darling Ingredients, Inc.*(a) 25,540 818,557
Lamb Weston Holdings, Inc. 20,800 1,283,984
2,999,349
Ground Transportation 0.2%
JB Hunt Transport Services,
Inc. 3,580 604,519
Lyft, Inc., Class A*(a) 35,325 722,749
Uber Technologies, Inc.*(a) 13,180 1,271,870
2,599,138
Health Care Equipment & Supplies 1.6%
Boston Scientific Corp.*(a) 29,870 3,008,506
Dexcom, Inc.*(a) 82,170 4,783,937
Envista Holdings Corp.*(a) 99,880 2,032,558
GE HealthCare Technologies,
Inc. 5,950 445,953
Globus Medical, Inc., Class
A*(a) 6,400 386,496
IDEXX Laboratories, Inc.*(a) 6,000 3,777,060
Insulet Corp.*(a) 6,530 2,043,955
ResMed, Inc.(a) 2,460 607,325
STERIS plc 5,550 1,308,135
18,393,925
Health Care Providers & Services 2.3%
CVS Health Corp.(a) 72,310 5,651,027
DaVita, Inc.*(a) 7,336 873,131
Encompass Health Corp.(a) 15,300 1,741,905
HCA Healthcare, Inc. 10,650 4,895,592
Labcorp Holdings, Inc. 7,940 2,016,442
McKesson Corp.(a) 2,000 1,622,680
Tenet Healthcare Corp.* 4,670 964,308
UnitedHealth Group, Inc. 5,730 1,957,139
Universal Health Services,
Inc., Class B(a) 27,720 6,015,517
25,737,741
Health Care REITs 0.7%
Healthcare Realty Trust, Inc.,
Class A(a) 188,450 3,339,334
Omega Healthcare Investors,
Inc. 30,550 1,284,017
Welltower, Inc. 16,830 3,046,903
7,670,254
Health Care Technology 0.1%
Certara, Inc.* 26,970 313,661
Veeva Systems, Inc., Class
A*(a) 3,660 1,065,792
1,379,453
Hotels, Restaurants & Leisure 1.5%
Booking Holdings, Inc.(a) 390 1,980,319
Dutch Bros, Inc., Class A*(a) 17,170 953,622
Expedia Group, Inc.(a) 5,660 1,245,200
Flutter Entertainment plc* 2,190 509,372
Las Vegas Sands Corp. 77,080 4,574,698
Norwegian Cruise Line
Holdings Ltd.* 62,050 1,391,161
Royal Caribbean Cruises Ltd. 11,460 3,287,072

46 - Statement of Investments - October 31, 2025 - Nationwide Large Cap Equity Portfolio
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Travel + Leisure Co.(a) 3,050 191,479
Wingstop, Inc.(a) 11,340 2,456,584
16,589,507
Household Durables 0.4%
Lennar Corp., Class B 6,200 731,910
Toll Brothers, Inc.(a) 24,490 3,304,926
4,036,836
Independent Power and Renewable Electricity Producers
0.1%
Vistra Corp.(a) 7,800 1,468,740
Insurance 3.6%
Allstate Corp. (The)(a) 25,000 4,788,000
Assurant, Inc.(a) 29,420 6,228,802
Chubb Ltd. 12,180 3,373,129
Fidelity National Financial, Inc. 9,800 541,352
Globe Life, Inc.(a) 55,520 7,301,435
Hanover Insurance Group, Inc.
(The)(a) 5,260 898,829
Hartford Insurance Group, Inc.
(The)(a) 80,370 9,980,347
Progressive Corp. (The)(a) 4,040 832,240
RenaissanceRe Holdings Ltd. 29,100 7,394,019
41,338,153
Interactive Media & Services 8.2%
Alphabet, Inc., Class C(a) 204,530 57,640,645
Match Group, Inc.(a) 17,720 573,065
Meta Platforms, Inc., Class
A(a) 52,490 34,031,891
Reddit, Inc., Class A*(a) 5,900 1,232,805
93,478,406
IT Services 1.7%
Accenture plc, Class A 8,556 2,139,856
Cloudflare, Inc., Class A* 17,450 4,420,085
EPAM Systems, Inc.*(a) 30,973 5,065,324
MongoDB, Inc., Class A*(a) 2,880 1,036,281
Snowflake, Inc., Class A*(a) 24,160 6,641,101
19,302,647
Life Sciences Tools & Services 1.4%
IQVIA Holdings, Inc.*(a) 17,790 3,850,823
Medpace Holdings, Inc.*(a) 9,830 5,749,665
Thermo Fisher Scientific, Inc. 6,150 3,489,449
West Pharmaceutical
Services, Inc.(a) 8,540 2,408,878
15,498,815
Machinery 1.8%
AGCO Corp.(a) 16,180 1,669,129
CNH Industrial NV 79,730 836,368
Crane Co.(a) 24,150 4,588,500
Cummins, Inc. 2,540 1,111,707
Lincoln Electric Holdings, Inc.
(a) 9,680 2,269,476
Oshkosh Corp.(a) 18,060 2,226,617
RBC Bearings, Inc.*(a) 2,090 895,628
Westinghouse Air Brake
Technologies Corp.(a) 11,120 2,273,373
Xylem, Inc.(a) 34,020 5,131,917
21,002,715
Common Stocks
Shares Value ($)
Media 0.1%
Charter Communications, Inc.,
Class A* 4,648 1,086,888
Metals & Mining 3.2%
Anglogold Ashanti plc 168,080 11,429,440
Freeport-McMoRan, Inc.(a) 111,450 4,647,465
Newmont Corp.(a) 132,100 10,696,137
Royal Gold, Inc.(a) 41,280 7,215,331
Southern Copper Corp. 21,180 2,939,784
36,928,157
Office REITs 0.1%
Vornado Realty Trust(a) 30,150 1,143,891
Oil, Gas & Consumable Fuels 2.8%
Antero Midstream Corp.(a) 24,660 425,385
Exxon Mobil Corp. 25,836 2,954,605
HF Sinclair Corp.(a) 72,020 3,716,232
Marathon Petroleum Corp.(a) 40,992 7,989,751
Phillips 66(a) 83,180 11,324,125
Targa Resources Corp.(a) 4,100 631,564
Valero Energy Corp.(a) 28,330 4,803,635
31,845,297
Passenger Airlines 0.8%
Delta Air Lines, Inc.(a) 87,760 5,035,669
United Airlines Holdings,
Inc.*(a) 46,120 4,337,125
9,372,794
Pharmaceuticals 4.2%
Corcept Therapeutics, Inc.*(a) 16,890 1,240,908
Eli Lilly & Co.(a) 12,970 11,191,294
Jazz Pharmaceuticals plc* 45,770 6,299,783
Johnson & Johnson(a) 51,850 9,792,909
Organon & Co. 130,271 879,329
Pfizer, Inc.(a) 361,040 8,899,636
Royalty Pharma plc, Class A 81,070 3,043,368
Viatris, Inc.(a) 438,810 4,546,072
Zoetis, Inc., Class A(a) 16,140 2,325,613
48,218,912
Professional Services 0.6%
Leidos Holdings, Inc.(a) 26,370 5,022,694
Paycom Software, Inc. 8,460 1,582,781
6,605,475
Real Estate Management & Development 1.8%
CBRE Group, Inc., Class A*(a) 11,080 1,688,924
CoStar Group, Inc.* 17,460 1,201,423
Howard Hughes Holdings,
Inc.*(a) 69,470 5,507,582
Jones Lang LaSalle, Inc.*(a) 37,720 11,507,995
Zillow Group, Inc., Class C* 8,799 659,749
20,565,673
Retail REITs 0.1%
Simon Property Group, Inc.(a) 3,750 659,100
Semiconductors & Semiconductor Equipment 11.1%
Broadcom, Inc.(a) 88,620 32,756,610
Enphase Energy, Inc.* 14,910 454,904
First Solar, Inc.*(a) 3,240 864,886
Lam Research Corp.(a) 15,370 2,420,160
Lattice Semiconductor
Corp.*(a) 9,240 674,150
Microchip Technology, Inc. 4,390 274,024

Nationwide Large Cap Equity Portfolio - October 31, 2025 - Statement of Investments - 47
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Monolithic Power Systems,
Inc.(a) 1,170 1,175,850
NVIDIA Corp.(a) 419,630 84,970,879
QUALCOMM, Inc.(a) 5,070 917,163
Teradyne, Inc.(a) 4,850 881,536
Universal Display Corp.(a) 3,160 465,405
125,855,567
Software 8.5%
Appfolio, Inc., Class A* 1,930 491,050
AppLovin Corp., Class A*(a) 3,180 2,026,709
Autodesk, Inc.* 1,790 539,399
Datadog, Inc., Class A*(a) 10,916 1,777,234
Gen Digital, Inc.(a) 134,920 3,556,491
Guidewire Software, Inc.* 11,330 2,647,141
Microsoft Corp.(a) 132,260 68,485,551
Palantir Technologies, Inc.,
Class A*(a) 48,590 9,740,837
Palo Alto Networks, Inc.*(a) 9,480 2,087,875
Pegasystems, Inc.(a) 42,830 2,726,130
SentinelOne, Inc., Class A* 58,120 1,037,442
ServiceNow, Inc.*(a) 1,440 1,323,763
UiPath, Inc., Class A*(a) 48,780 773,651
97,213,273
Specialized REITs 0.9%
American Tower Corp.(a) 19,857 3,554,006
Millrose Properties, Inc.(a) 64,650 2,082,376
VICI Properties, Inc., Class
A(a) 151,640 4,547,684
10,184,066
Specialty Retail 0.7%
Carvana Co., Class A*(a) 11,540 3,537,472
Lowe's Cos., Inc.(a) 4,440 1,057,297
Penske Automotive Group,
Inc.(a) 15,890 2,543,512
RH*(a) 2,370 408,801
7,547,082
Technology Hardware, Storage & Peripherals 0.5%
HP, Inc. 169,334 4,685,472
Pure Storage, Inc., Class A*(a) 3,212 317,024
Western Digital Corp.(a) 6,423 964,799
5,967,295
Textiles, Apparel & Luxury Goods 0.5%
Amer Sports, Inc.* 107,380 3,353,477
Birkenstock Holding plc* 42,210 1,684,601
On Holding AG, Class A* 2,970 110,336
5,148,414
Tobacco 0.2%
Philip Morris International, Inc.
(a) 17,480 2,522,888
Trading Companies & Distributors 0.3%
FTAI Aviation Ltd. 12,890 2,228,681
MSC Industrial Direct Co., Inc.,
Class A(a) 8,890 754,850
2,983,531
Water Utilities 0.1%
American Water Works Co.,
Inc. 11,020 1,415,299
Common Stocks
Shares Value ($)
Wireless Telecommunication Services 1.0%
Millicom International Cellular
SA 111,300 5,243,343
T-Mobile US, Inc.(a) 30,130 6,328,807
11,572,150
Total Investments
(cost $1,067,160,669) — 97.3% 1,106,374,349
Other assets in excess of liabilities — 2.7% 30,397,820
NET ASSETS — 100.0%
$ 1,136,772,169
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Security or a portion of the security was used to cover the margin requirement for swaps contracts.
REIT Real Estate Investment Trust

48 - Statement of Investments - October 31, 2025 - Nationwide Large Cap Equity Portfolio
OTC Total return swap contracts outstanding as of October 31, 2025 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
AAON, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 11,430 67,094 67,094
Acadia Healthcare
Co., Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 17,630 56,063 56,063
Advanced Micro
Devices, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 38,910 681,703 681,703
AECOM Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 48,400 87,120 87,120
Aflac, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 58,210 152,510 152,510
Air Products and
Chemicals, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 12,200 158,966 158,966
Alexandria Real
Estate Equities, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 33,090 532,721 532,721
Amcor plc OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 450,970 67,646 67,646
Amgen, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,230 1,365 1,365
Antero Resources
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 26,270 32,312 32,312
Apple, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 296,670 6,090,037 6,090,037
AptarGroup, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 20,210 234,638 234,638
ATI, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 34,700 543,055 543,055
Avantor, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 212,760 436,158 436,158
Baxter International,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 23,390 100,109 100,109
Bio-Rad
Laboratories, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 4,140 56,718 56,718
BJ's Wholesale Club
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 33,140 214,416 214,416
Block, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 49,860 9,473 9,473
Boyd Gaming Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 6,480 34,798 34,798

Nationwide Large Cap Equity Portfolio - October 31, 2025 - Statement of Investments - 49
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Bristol-Myers Squibb
Co.
Increases in total
return of reference
entity
OBFR - 0.59% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 289,640 866,328 866,328
Brown & Brown, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 22,860 325,298 325,298
Builders FirstSource,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 13,470 136,316 136,316
CACI International,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,280 102,942 102,942
Cadence Design
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,070 30,201 30,201
Campbell's Co.
(The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 199,670 13,482 13,482
Carlisle Cos., Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,790 11,241 11,241
Carpenter
Technology Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 8,410 621,667 621,667
CCC Intelligent
Solutions Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 522,550 292,628 292,628
Celanese Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 32,000 55,040 55,040
Chemed Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 5,710 28,493 28,493
Citigroup, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 111,590 161,806 161,806
Clarivate plc Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 111,210 28,915 28,915
Cleveland-Cliffs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 131,060 199,211 199,211
Clorox Co. (The) OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 11,270 70,996 70,996
CME Group, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 5,920 9,115 9,115
Coty, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 139,100 37,557 37,557
Cousins Properties,
Inc.
Increases in total
return of reference
entity
OBFR - 0.47% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 166,650 51,355 51,355
Crocs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 6,450 7,450 7,450

50 - Statement of Investments - October 31, 2025 - Nationwide Large Cap Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Dolby Laboratories,
Inc.
Increases in total
return of reference
entity
OBFR - 0.47% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 99,540 246,859 246,859
Domino's Pizza, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,010 38,190 38,190
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 29,890 5,823 5,823
Eastman Chemical
Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 31,100 35,765 35,765
Entegris, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 32,890 97,026 97,026
Expand Energy
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 74,790 21,593 21,593
Fidelity National
Information
Services, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 29,580 119,503 119,503
Flowers Foods, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 247,630 158,483 158,483
Flowserve Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 158,890 2,813,942 2,813,942
General Mills, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 22,980 39,507 39,507
Gilead Sciences,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 86,930 129,526 129,526
Graco, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 29,080 5,671 5,671
H&R Block, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 42,390 62,313 62,313
Henry Schein, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 10,510 526 526
Highwoods
Properties, Inc.
Increases in total
return of reference
entity
OBFR - 5.09% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 29,290 44,228 44,228
Hormel Foods Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 64,960 114,979 114,979
Howmet Aerospace,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 17,240 235,843 235,843
IDACORP, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 39,220 273,756 273,756
Inspire Medical
Systems, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 7,400 50,024 50,024

Nationwide Large Cap Equity Portfolio - October 31, 2025 - Statement of Investments - 51
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
International Paper
Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 49,750 412,925 412,925
IPG Photonics Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 16,810 18,491 18,491
JPMorgan Chase
& Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 5,260 34,085 34,085
Kemper Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 31,560 44,500 44,500
Kinder Morgan, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 162,100 230,182 230,182
Linde plc Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,230 73,858 73,858
Louisiana-Pacific
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 23,730 140,244 140,244
Madison Square
Garden Sports Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,700 23,436 23,436
ManpowerGroup,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 49,970 367,779 367,779
MDU Resources
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 220,830 22,083 22,083
Merck & Co., Inc. Increases in total
return of reference
entity
OBFR - 0.59% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 179,730 336,095 336,095
Micron Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 5,290 169,674 169,674
Middleby Corp.
(The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 29,160 277,603 277,603
MP Materials Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 21,890 585,776 585,776
Newell Brands, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 508,060 711,284 711,284
Olin Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 95,490 337,080 337,080
ON Semiconductor
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 10,380 53,813 53,813
Park Hotels &
Resorts, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 249,740 132,362 132,362
Perrigo Co. plc Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 24,890 15,930 15,930

52 - Statement of Investments - October 31, 2025 - Nationwide Large Cap Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Planet Fitness, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 26,430 94,355 94,355
Primo Brands Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 34,920 16,063 16,063
PVH Corp. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 7,730 37,104 37,104
QIAGEN NV Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 7,070 4,666 4,666
Range Resources
Corp.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 61,850 97,370 97,370
Rexford Industrial
Realty, Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 33,600 14,112 14,112
Robert Half, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 127,320 803,389 803,389
Saia, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 9,750 41,633 41,633
Somnigroup
International, Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 79,190 561,457 561,457
Southwest Airlines
Co.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 23,340 76,088 76,088
Starwood Property
Trust, Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 601,260 18,038 18,038
Super Micro
Computer, Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 20,370 71,134 71,134
Sysco Corp. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 29,090 169,013 169,013
Take-Two Interactive
Software, Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,340 12,004 12,004
Trex Co., Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 47,540 195,865 195,865
Under Armour, Inc. Increases in total
return of reference
entity
OBFR -0.26% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 308,970 61,794 61,794
VF Corp. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 100,180 28,050 28,050
Walt Disney Co.
(The)
OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 85,180 76,039 76,039
Westlake Corp. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 49,930 425,404 425,404

Nationwide Large Cap Equity Portfolio - October 31, 2025 - Statement of Investments - 53
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Weyerhaeuser Co. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 236,610 152,386 152,386
Williams Cos., Inc.
(The)
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 135,320 799,742 799,742
– –
Total unrealized appreciation 24,843,406 24,843,406
– –
3M Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,530 (45,996) (45,996)
AbbVie, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 60,580 (473,254) (473,254)
AGNC Investment
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 450,510 (45,051) (45,051)
Altria Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 162,820 (1,382,342) (1,382,342)
American Airlines
Group, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 12,020 (7,573) (7,573)
American
International Group,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 17,090 (39,307) (39,307)
Analog Devices, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 45,340 (182,267) (182,267)
Annaly Capital
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 206,740 (221,212) (221,212)
Avnet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 82,490 (333,260) (333,260)
Bentley Systems,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 50,310 (6,037) (6,037)
Bio-Techne Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 31,850 (95,232) (95,232)
Brown-Forman
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 12,260 (858) (858)
Bruker Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 80,810 (221,419) (221,419)
Brunswick Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 33,780 (101,002) (101,002)
Carnival Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 177,700 (1,777) (1,777)
Charles River
Laboratories
International, Inc.
Increases in total
return of reference
entity
OBFR - 0.59% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 3,540 (33,099) (33,099)
Church & Dwight
Co., Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 85,890 (112,516) (112,516)

54 - Statement of Investments - October 31, 2025 - Nationwide Large Cap Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Cigna Group (The) OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 19,140 (1,114,934) (1,114,934)
Cincinnati Financial
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 50,320 (60,233) (60,233)
Cintas Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,830 (11,829) (11,829)
Coherent Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 10,340 (222,827) (222,827)
Comcast Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 111,500 (172,917) (172,917)
Commerce
Bancshares, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 60,640 (244,379) (244,379)
Cooper Cos., Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 35,720 (41,078) (41,078)
Coterra Energy, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 67,130 (18,877) (18,877)
Diamondback
Energy, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 59,880 (74,850) (74,850)
Dillard's, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 10,680 (5,447) (5,447)
Dollar Tree, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 56,870 (179,141) (179,141)
Dow, Inc. Increases in total
return of reference
entity
OBFR - 0.40% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 101,550 (189,429) (189,429)
Duke Energy Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 13,230 (57,815) (57,815)
Edison International OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 210,105 (147,548) (147,548)
Estee Lauder Cos.,
Inc. (The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 9,050 (12,851) (12,851)
First Citizens
BancShares, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,890 (148,478) (148,478)
Fortive Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 24,840 (45,954) (45,954)
Franklin Resources,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 254,120 (45,742) (45,742)
FTI Consulting, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 11,610 (145,241) (145,241)

Nationwide Large Cap Equity Portfolio - October 31, 2025 - Statement of Investments - 55
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Gartner, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 2,580 (29,799) (29,799)
Gentex Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 475,530 (1,191,678) (1,191,678)
Globant SA Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 22,540 (91,512) (91,512)
International Flavors
& Fragrances, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 125,490 (130,510) (130,510)
J M Smucker Co.
(The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 31,450 (943) (943)
Kilroy Realty Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 23,100 (39,501) (39,501)
Kirby Corp. Increases in total
return of reference
entity
OBFR - 0.59% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 24,090 (461,564) (461,564)
Knight-Swift
Transportation
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 29,830 (27,444) (27,444)
Kyndryl Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 55,770 (69,155) (69,155)
LKQ Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 18,700 (36,940) (36,940)
LPL Financial
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 4,570 (219,634) (219,634)
Lumentum Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 15,070 (677,999) (677,999)
MACOM Technology
Solutions Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 17,730 (200,349) (200,349)
Markel Group, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,410 (81,851) (81,851)
Marvell Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 40,470 (199,085) (199,085)
Monster Beverage
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 90,890 (173,590) (173,590)
Netflix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 17,580 (1,484,279) (1,484,279)
Oracle Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 33,765 (1,053,357) (1,053,357)
Permian Resources
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 158,240 (42,725) (42,725)

56 - Statement of Investments - October 31, 2025 - Nationwide Large Cap Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Popular, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 57,240 (487,685) (487,685)
Procore
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 12,460 (13,332) (13,332)
Prudential Financial,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 78,930 (68,669) (68,669)
Regions Financial
Corp.
OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 481,620 (260,075) (260,075)
Revolution
Medicines, Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 54,930 (509,750) (509,750)
Revvity, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 35,880 (55,255) (55,255)
Reynolds Consumer
Products, Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 123,780 (82,933) (82,933)
Rithm Capital Corp. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 219,300 (65,790) (65,790)
Rivian Automotive,
Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 176,220 (28,195) (28,195)
Ross Stores, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 9,190 (17,737) (17,737)
Sarepta
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 19,620 (35,512) (35,512)
Sherwin-Williams
Co. (The)
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,910 (23,321) (23,321)
Synopsys, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 1,430 (25,626) (25,626)
Texas Pacific Land
Corp.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 4,319 (71,825) (71,825)
Timken Co. (The) Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 57,430 (218,808) (218,808)
UGI Corp. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 51,650 (44,935) (44,935)
Unity Software, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 42,530 (20,840) (20,840)
Verizon
Communications,
Inc.
OBFR 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
Morgan Stanley
Co., Inc. 8/23/2027 88,360 (7,381) (7,381)
Viking Therapeutics,
Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 20,500 (60,680) (60,680)

Nationwide Large Cap Equity Portfolio - October 31, 2025 - Statement of Investments - 57
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
XPO, Inc. Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 13,306 (195,731) (195,731)
ZoomInfo
Technologies, Inc.
Increases in total
return of reference
entity
OBFR -0.25% and
decreases in total
return of reference
entity Monthly
Morgan Stanley
Co., Inc. 8/23/2027 119,400 (114,625) (114,625)
– –
Total unrealized depreciation (14,862,392) (14,862,392)
– –
Net unrealized appreciation 9,981,014 9,981,014
Financing Costs of Swap Contracts (202,600) (202,600)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts 9,778,414 9,778,414
OBFR Overnight Bank Funding Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Index Reference Rate
Overnight Bank Funding Rate (OBFR) 3.86%
The accompanying notes are an integral part of these financial statements.

58 - Statement of Investments - October 31, 2025 - Nationwide U.S. 130/30 Equity Portfolio
Common Stocks 98 .3%
Shares Value ($)
Aerospace & Defense 2 .5%
Huntington Ingalls Industries,
Inc. 15,115 4,867,333
Lockheed Martin Corp. 7,623 3,749,601
8,616,934
Automobile Components 0 .7%
Lear Corp. 23,811 2,491,821
Automobiles 1 .9%
General Motors Co. 90,648 6,262,871
Tesla, Inc.* 1,054 481,214
6,744,085
Banks 0 .1%
BOK Financial Corp. 3,235 338,316
Beverages 0 .6%
Monster Beverage Corp.* 30,837 2,060,837
Biotechnology 3 .5%
Alnylam Pharmaceuticals, Inc.* 4,355 1,986,054
Halozyme Therapeutics, Inc.* 23,281 1,517,688
Incyte Corp.* 50,590 4,729,153
Moderna, Inc.* 43,660 1,185,806
Regeneron Pharmaceuticals,
Inc. 2,520 1,642,536
Ultragenyx Pharmaceutical,
Inc.* 36,373 1,258,506
12,319,743
Broadline Retail 3 .6%
Amazon.com, Inc.* 30,385 7,420,625
Coupang, Inc.* 92,263 2,949,648
MercadoLibre, Inc.* 873 2,031,698
12,401,971
Building Products 1 .0%
A O Smith Corp. 3,250 214,467
Masco Corp. 51,488 3,334,363
3,548,830
Capital Markets 2 .6%
Bank of New York Mellon
Corp. (The) 18,376 1,983,322
Interactive Brokers Group,
Inc., Class A 63,843 4,491,993
Northern Trust Corp. 19,351 2,489,893
8,965,208
Chemicals 1 .9%
Celanese Corp., Class A 57,505 2,210,492
FMC Corp. 23,434 355,494
Huntsman Corp. 134,765 1,115,854
Scotts Miracle-Gro Co. (The) 34,553 1,849,277
Westlake Corp. 16,213 1,115,616
6,646,733
Communications Equipment 2 .0%
Arista Networks, Inc.* 43,182 6,809,370
Construction & Engineering 1 .4%
EMCOR Group, Inc. 1,860 1,256,951
MasTec, Inc.* 17,294 3,530,743
4,787,694
Consumer Finance 1 .1%
Ally Financial, Inc. 94,814 3,694,902
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail 1 .7%
Maplebear, Inc.* 42,600 1,570,236
Target Corp. 47,950 4,445,924
6,016,160
Containers & Packaging 0 .8%
Crown Holdings, Inc. 28,717 2,790,718
Electronic Equipment, Instruments & Components 0 .9%
Jabil, Inc. 14,649 3,235,818
Entertainment 0 .6%
ROBLOX Corp., Class A* 8,043 914,650
Roku, Inc., Class A* 10,292 1,092,290
2,006,940
Financial Services 1 .2%
Corebridge Financial, Inc. 123,520 4,021,811
Food Products 1 .7%
Archer-Daniels-Midland Co. 32,078 1,941,682
Smithfield Foods, Inc. 39,687 879,464
Tyson Foods, Inc., Class A 57,025 2,931,655
5,752,801
Ground Transportation 1 .6%
JB Hunt Transport Services,
Inc. 8,374 1,414,034
Landstar System, Inc. 18,140 2,329,720
Lyft, Inc., Class A* 47,227 966,264
Ryder System, Inc. 5,057 855,796
5,565,814
Health Care Equipment & Supplies 3 .7%
Align Technology, Inc.* 22,924 3,160,761
Dentsply Sirona, Inc. 98,000 1,235,780
Edwards Lifesciences Corp.* 52,190 4,303,066
GE HealthCare Technologies,
Inc. 53,635 4,019,943
12,719,550
Health Care Providers & Services 1 .6%
Centene Corp.* 51,827 1,833,121
McKesson Corp. 3,299 2,676,611
Molina Healthcare, Inc.* 6,369 974,839
5,484,571
Hotels, Restaurants & Leisure 3 .0%
Airbnb, Inc., Class A* 2,490 315,085
Booking Holdings, Inc. 1,268 6,438,574
Domino's Pizza, Inc. 9,264 3,691,333
10,444,992
Household Durables 0 .1%
Garmin Ltd. 1,456 311,497
Household Products 0 .4%
Clorox Co. (The) 11,134 1,252,130
Independent Power and Renewable Electricity Producers
0 .8%
Talen Energy Corp.* 7,062 2,823,246
Insurance 4 .4%
CNA Financial Corp. 20,593 917,418
Everest Group Ltd. 1,674 526,506
Globe Life, Inc. 42,151 5,543,278
Hanover Insurance Group, Inc.
(The) 4,204 718,380

Nationwide U.S. 130/30 Equity Portfolio - October 31, 2025 - Statement of Investments - 59
Common Stocks
Shares Value ($)
Insurance
Reinsurance Group of
America, Inc. 14,490 2,643,845
Travelers Cos., Inc. (The) 18,766 5,040,923
15,390,350
Interactive Media & Services 6 .6%
Alphabet, Inc., Class C 35,244 9,932,464
Match Group, Inc. 120,707 3,903,664
Meta Platforms, Inc., Class A 13,433 8,709,286
Snap, Inc., Class A* 50,310 392,418
22,937,832
IT Services 1 .3%
VeriSign, Inc. 19,545 4,686,891
Life Sciences Tools & Services 1 .8%
Illumina, Inc.* 31,454 3,885,827
West Pharmaceutical
Services, Inc. 8,089 2,281,664
6,167,491
Machinery 1 .8%
Graco, Inc. 25,073 2,050,219
Otis Worldwide Corp. 43,920 4,074,019
6,124,238
Media 0 .4%
Trade Desk, Inc. (The), Class
A* 28,464 1,431,170
Metals & Mining 0 .5%
Commercial Metals Co. 31,998 1,899,401
Oil, Gas & Consumable Fuels 2 .7%
HF Sinclair Corp. 6,157 317,701
Phillips 66 31,918 4,345,317
Valero Energy Corp. 26,984 4,575,407
9,238,425
Paper & Forest Products 1 .2%
Louisiana-Pacific Corp. 46,655 4,064,117
Passenger Airlines 0 .7%
Southwest Airlines Co. 76,077 2,305,133
Professional Services 0 .3%
FTI Consulting, Inc.* 5,892 972,239
Robert Half, Inc. 397 10,397
982,636
Residential REITs 2 .0%
Camden Property Trust 31,174 3,101,190
Essex Property Trust, Inc. 15,104 3,802,734
6,903,924
Semiconductors & Semiconductor Equipment 9 .0%
Amkor Technology, Inc. 4,123 133,090
Broadcom, Inc. 8,927 3,299,687
Lam Research Corp. 20,737 3,265,248
NVIDIA Corp. 86,143 17,443,096
QUALCOMM, Inc. 38,483 6,961,575
31,102,696
Software 11 .4%
Adobe, Inc.* 12,738 4,334,869
Dropbox, Inc., Class A* 40,804 1,183,316
Fortinet, Inc.* 51,570 4,457,195
Manhattan Associates, Inc.* 15,200 2,767,464
Microsoft Corp. 33,110 17,144,689
Common Stocks
Shares Value ($)
Software
Palantir Technologies, Inc.,
Class A* 32,479 6,511,065
Pegasystems, Inc. 18,904 1,203,240
RingCentral, Inc., Class A* 840 25,301
Teradata Corp.* 34,956 728,833
UiPath, Inc., Class A* 39,139 620,744
Zoom Communications, Inc.,
Class A* 4,080 355,898
39,332,614
Specialized REITs 0 .1%
Millrose Properties, Inc. 7,341 236,454
Specialty Retail 3 .8%
Best Buy Co., Inc. 51,501 4,230,292
O'Reilly Automotive, Inc.* 58,145 5,491,214
Williams-Sonoma, Inc. 18,655 3,625,413
13,346,919
Technology Hardware, Storage & Peripherals 7 .8%
Apple, Inc. 86,707 23,442,971
NetApp, Inc. 30,546 3,597,708
27,040,679
Textiles, Apparel & Luxury Goods 1 .0%
Deckers Outdoor Corp.* 43,035 3,507,353
Trading Companies & Distributors 0 .5%
Fastenal Co. 40,901 1,683,076
Total Investments
(cost $267,815,079) — 98.3% 340,233,891
Other assets in excess of liabilities — 1.7% 6,038,414
NET ASSETS — 100.0%
$ 346,272,305
* Denotes a non-income producing security.
REIT Real Estate Investment Trust

60 - Statement of Investments - October 31, 2025 - Nationwide U.S. 130/30 Equity Portfolio
OTC Total return swap contracts outstanding as of October 31, 2025 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Acadia Healthcare
Co., Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 78,344 23,503 23,503
Ally Financial, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 27,077 1,895 1,895
Bank of New York
Mellon Corp. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 36,997 19,978 19,978
Camden Property
Trust
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 6,881 8,120 8,120
Carpenter
Technology Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 3,646 10,829 10,829
CCC Intelligent
Solutions Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 176,295 5,289 5,289
Celanese Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 8,185 3,847 3,847
Centene Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 45,438 15,903 15,903
Clorox Co. (The) OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 5,063 6,278 6,278
Coherent Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 11,535 8,651 8,651
Comfort Systems
USA, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2026 5,656 12,896 12,896
Concentrix Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 41,235 15,523 15,523
Corebridge
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 1,134 1,191 1,191
Crane NXT Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 25,444 24,426 24,426
Crown Holdings, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 18,952 20,279 20,279
Deckers Outdoor
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 402 245 245
DENTSPLY
SIRONA, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 59,942 10,790 10,790
Dominion Energy,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 28,308 23,496 23,496
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 118,066 28,336 28,336

Nationwide U.S. 130/30 Equity Portfolio - October 31, 2025 - Statement of Investments - 61
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Elanco Animal
Health, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 116,852 49,078 49,078
EMCOR Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 4,888 137,011 137,011
Expeditors
International of
Washington, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 25,894 44,279 44,279
GE Vernova, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 6,180 70,925 70,925
Graco, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 5,461 7,563 7,563
Hanover Insurance
Group, Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/28/2025 802 497 497
Huntsman Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 21,571 7,550 7,550
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2026 10,253 9,125 9,125
Interactive Brokers
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 23,511 43,495 43,495
International Paper
Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 45,174 198 198
IPG Photonics Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 613 619 619
JB Hunt Transport
Services, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2026 10,287 22,837 22,837
Lattice
Semiconductor
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 25,189 17,129 17,129
Lear Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2026 970 1,096 1,096
Lithia Motors, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 3,572 1,607 1,607
Loar Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 18,691 8,037 8,037
Lockheed Martin
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 1,339 2,892 2,892
Lyft, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 8,497 6,033 6,033
MACOM Technology
Solutions Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 12,710 31,521 31,521

62 - Statement of Investments - October 31, 2025 - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Manhattan
Associates, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 5,469 12,032 12,032
ManpowerGroup,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/30/2026 14,815 7,704 7,704
Millrose Properties,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2026 6,535 3,660 3,660
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 8,649 16,952 16,952
Monster Beverage
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 51,394 13,362 13,362
NetApp, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 9,776 26,688 26,688
Nutanix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 27,202 58,756 58,756
Pegasystems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 3,489 384 384
Pilgrim's Pride Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 68,106 1,362 1,362
RadNet, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 22,975 2,527 2,527
Revolution
Medicines, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 37,981 1,139 1,139
RingCentral, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 49,771 31,853 31,853
Roku, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2025 11,970 73,017 73,017
Scotts Miracle-Gro
Co. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 9,959 3,884 3,884
Snap, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 108,687 21,737 21,737
Somnigroup
International, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 14,995 6,598 6,598
Southwest Airlines
Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 25,109 5,273 5,273
Trade Desk, Inc.
(The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 3,643 4,772 4,772
Tyson Foods, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 18,747 – –

Nationwide U.S. 130/30 Equity Portfolio - October 31, 2025 - Statement of Investments - 63
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Wayfair, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 12,305 13,659 13,659
West
Pharmaceutical
Services, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 7,542 26,624 26,624
Westlake Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 22,587 11,746 11,746
– –
Total unrealized appreciation 1,046,696 1,046,696
– –
A O Smith Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 12,337 (2,008) (2,008)
Advanced Micro
Devices, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 9,734 (12,460) (12,460)
AeroVironment, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 5,528 (22,554) (22,554)
AGNC Investment
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 201,493 (48,358) (48,358)
Agree Realty Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/27/2026 11,075 (7,287) (7,287)
Alcoa Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 22,079 (662) (662)
Align Technology,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 8,392 (4,616) (4,616)
Alphabet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 483 (39) (39)
Amentum Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 52,418 (25,200) (25,200)
Aon plc Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 4,315 (53,894) (53,894)
APA Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 69,588 (34,794) (34,794)
Archer-Daniels-
Midland Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 36,286 (5,806) (5,806)
Avis Budget Group,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 5,213 (2,033) (2,033)
Blackstone Secured
Lending Fund
Increases in total
return of reference
entity
OBFR - 0.50% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 11,657 (9,559) (9,559)
BOK Financial Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 5,613 (1,066) (1,066)
Caesars
Entertainment, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 66,430 (96,988) (96,988)

64 - Statement of Investments - October 31, 2025 - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
CareTrust REIT, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 15,862 (10,072) (10,072)
Casella Waste
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 20,894 (119,723) (119,723)
Certara, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 80,893 (21,841) (21,841)
Chord Energy Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 11,939 (5,850) (5,850)
Civitas Resources,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 16,331 (1,796) (1,796)
Cleveland-Cliffs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 97,891 (16,641) (16,641)
Commercial Metals
Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 9,454 (3,403) (3,403)
Construction
Partners, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 4,935 (2,527) (2,527)
Diamondback
Energy, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 12,439 (12,937) (12,937)
Dutch Bros, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 22,574 (226) (226)
D-Wave Quantum,
Inc.
Increases in total
return of reference
entity
OBFR - 0.50% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 10,471 (9,947) (9,947)
EchoStar Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 33,313 (56,965) (56,965)
Edwards
Lifesciences Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 17,319 (17,839) (17,839)
Eli Lilly & Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 525 (9,639) (9,639)
Emerson Electric
Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 13,514 (37,164) (37,164)
Entegris, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 20,961 (87,407) (87,407)
EQT Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 37,279 (42,125) (42,125)
Expand Energy
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 18,460 (51,503) (51,503)
FMC Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 13,682 (4,926) (4,926)

Nationwide U.S. 130/30 Equity Portfolio - October 31, 2025 - Statement of Investments - 65
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
FTI Consulting, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 9,858 (31,053) (31,053)
GE HealthCare
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2026 6,295 (94) (94)
GXO Logistics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 44,883 (106,373) (106,373)
HealthEquity, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 13,612 (22,188) (22,188)
HF Sinclair Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 39,124 (45,384) (45,384)
Hims & Hers Health,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 12,480 (17,472) (17,472)
IDEXX Laboratories,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 1,902 (1,845) (1,845)
IonQ, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 3,852 (8,513) (8,513)
Jabil, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/28/2025 6,225 (3,611) (3,611)
JBT Marel Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 15,852 (33,923) (33,923)
Jefferies Financial
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 69,510 (13,902) (13,902)
Joby Aviation, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 124,515 (98,367) (98,367)
Lam Research Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 26,501 (87,188) (87,188)
Louisiana-Pacific
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2025 849 (942) (942)
Lumentum Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 8,470 (12,112) (12,112)
MARA Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.50% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2026 11,306 (5,766) (5,766)
Masco Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 11,437 (2,631) (2,631)
MasTec, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 610 (5,972) (5,972)
McKesson Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 4,648 (62,144) (62,144)

66 - Statement of Investments - October 31, 2025 - Nationwide U.S. 130/30 Equity Portfolio
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Medical Properties
Trust, Inc.
Increases in total
return of reference
entity
OBFR - 0.62% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 27,463 (2,197) (2,197)
Mirion Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 55,255 (18,787) (18,787)
Moderna, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 15,833 (15,516) (15,516)
NVIDIA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 89,772 (35,011) (35,011)
NVR, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 181 (6,315) (6,315)
Old National
Bancorp
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 85,105 (19,574) (19,574)
Oracle Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 7,940 (49,387) (49,387)
Phillips 66 OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 9,079 (8,443) (8,443)
Planet Fitness, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 15,460 (10,977) (10,977)
Primo Brands Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 72,021 (10,803) (10,803)
Quest Diagnostics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2026 9,468 (9,468) (9,468)
RBC Bearings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 4,477 (98,852) (98,852)
Reinsurance Group
of America, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2025 565 (3,695) (3,695)
Rocket Cos., Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 97,050 (69,876) (69,876)
Rocket Lab Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 9,314 (19,187) (19,187)
Ryder System, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 3,823 (650) (650)
Sanmina Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 13,577 (21,316) (21,316)
Shift4 Payments,
Inc.
Increases in total
return of reference
entity
OBFR - 0.50% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 18,584 (51,849) (51,849)
Smithfield Foods,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 6,070 (971) (971)

Nationwide U.S. 130/30 Equity Portfolio - October 31, 2025 - Statement of Investments - 67
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Snowflake, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 3,916 (14,489) (14,489)
Teradata Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/29/2026 18,145 (726) (726)
Texas Pacific Land
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 1,929 (28,704) (28,704)
TTM Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 18,402 (96,058) (96,058)
Ubiquiti, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2026 1,280 (19,635) (19,635)
UGI Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 60,020 (23,708) (23,708)
UiPath, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 154,641 (1,546) (1,546)
Ultragenyx
Pharmaceutical, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 44,198 (25,193) (25,193)
Unity Software, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 35,049 (62,037) (62,037)
UWM Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/29/2026 236,317 (33,084) (33,084)
Vail Resorts, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 7,017 (21,472) (21,472)
Valero Energy Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 4,112 (2,220) (2,220)
Viper Energy, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 39,272 (12,174) (12,174)
Wendy's Co. (The) Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2026 493 (15) (15)
Williams-Sonoma,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2026 4,455 (14,612) (14,612)
Zurn Elkay Water
Solutions Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/30/2026 39,450 (14,992) (14,992)
– –
Total unrealized depreciation (2,222,874) (2,222,874)
– –
Net unrealized depreciation (1,176,178) (1,176,178)
Financing Costs of Swap Contracts (7,642) (7,642)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts (1,183,820) (1,183,820)
OBFR Overnight Bank Funding Rate

68 - Statement of Investments - October 31, 2025 - Nationwide U.S. 130/30 Equity Portfolio
The following reference rates, and their values as of period end, are used for security descriptions:
Index Reference Rate
Overnight Bank Funding Rate (OBFR) 3.86%
The accompanying notes are an integral part of these financial statements.

70 - Statements of Assets and Liabilities - October 31, 2025 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Portfolio
Assets:
Investment securities, at value
*
$ 1,000,635,773
Repurchase agreements, at value 21,773,138
Cash 18,304,072
Cash pledged for swap contracts 1,787,976
Restricted cash, collateral for forward foreign currency contracts 100,000
Deposits with broker for futures contracts 2,946,143
Foreign currencies, at value 35,015
Interest and dividends receivable 6,031,552
Security lending income receivable 4,307
Receivable for investments sold 20,343,713
Receivable for capital shares issued 76,776
Reclaims receivable 4,040
Swap contracts, at value (Note 2) —
Receivable for variation margin on centrally cleared swap contracts 5,627,932
Unrealized appreciation on forward foreign currency contracts (Note 2) 133,207
Due from broker —
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 2,702
Total Assets 1,077,806,346
Liabilities:
Payable for investments purchased 103,620,929
Payable for capital shares redeemed 670,455
Payable for variation margin on futures contracts 5,659
Payable for variation margin on centrally cleared swap contracts —
Cash collateral pledged by counterparty for swap contracts —
Written options, at value (Note 2) 73,345
Swap contracts, at value (Note 2) —
Foreign currency overdraft payable (Note 2) —
TBA Sale Commitments, at value (Note 2) 17,153,320
Unrealized depreciation on forward foreign currency contracts (Note 2) 26,276
Payable upon return of securities loaned (Note 2) 21,773,138
Accrued expenses and other payables:
Investment advisory fees 206,983
Fund administration fees 74,416
Accounting and transfer agent fees 8,248
Trustee fees 3,003
Due to broker —
Custodian fees 9,515
Compliance program costs (Note 3) 38
Professional fees 32,947
Printing fees 4,670
Other 5,402
Total Liabilities 143,668,344
Commitments and contingencies (Note 3) —
Net Assets $ 934,138,002
* Includes value of securities on loan (Note 2) 26,490,014
Cost of investment securities 1,006,723,201
Cost of repurchase agreements 21,773,138
Cost of foreign currencies 35,359
Premiums of written options (146,115)

1940 Act Funds - October 31, 2025 - Statements of Assets and Liabilities - 71
Nationwide
Fundamental All
Cap Equity Portfolio
Nationwide
International Equity
Portfolio
Nationwide Large
Cap Equity Portfolio
Nationwide U.S.
130/30 Equity
Portfolio
$ 2,007,558,557 $ 756,692,220 $ 1,106,374,349 $ 340,233,891
20,262,490 — — —
13,639,929 13,548,581 22,605,961 8,532,307
— 97,174,087 — —
— — — —
— — — —
— — — —
840,398 2,335,490 398,943 122,200
3,853 — — —
4,819,507 3,357,667 — 112,353
— — — 4,270
— 1,167,937 — —
— 12,035,866 24,843,406 1,046,696
— — — 144,466
— — — —
— 823,605 — 1,460
— — — 116,948
9,550 1,780 — 1,474
2,047,134,284 887,137,233 1,154,222,659 350,316,065
7,943,714 516 — —
5,411,995 605,666 1,661,005 1,499,327
— — — —
— — 309,777 —
— 97,174,087 — —
— — — —
— — 15,064,992 2,230,516
— 643,888 — —
— — — —
— — — —
20,262,490 — — —
359,559 283,391 375,910 245,969
92,463 41,140 27,648 38,010
5,416 1,810 331 977
6,476 2,525 3,648 1,105
— 48,803 417 —
20,971 4,372 3,157 3,397
83 26 375 32
35,171 20,205 147 20,279
14,487 3,115 2,491 2,304
4,733 1,292 592 1,844
34,157,558 98,830,836 17,450,490 4,043,760
— — — —
$ 2,012,976,726 $ 788,306,397 $ 1,136,772,169 $ 346,272,305
21,371,272 — — —
1,514,018,709 642,045,697 1,067,160,669 267,815,079
20,262,490 — — —
— (642,572) — —
— — — —

72 - Statements of Assets and Liabilities - October 31, 2025 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Portfolio
Represented by:
Capital $ 1,031,769,973
Total distributable earnings (loss) (97,631,971)
Net Assets $ 934,138,002

1940 Act Funds - October 31, 2025 - Statements of Assets and Liabilities - 73
Nationwide
Fundamental All
Cap Equity Portfolio
Nationwide
International Equity
Portfolio
Nationwide Large
Cap Equity Portfolio
Nationwide U.S.
130/30 Equity
Portfolio
$ 1,367,354,202 $ 586,017,213 $ 1,071,881,191 $ 222,643,586
645,622,524 202,289,184 64,890,978 123,628,719
$ 2,012,976,726 $ 788,306,397 $ 1,136,772,169 $ 346,272,305

74 - Statements of Assets and Liabilities - October 31, 2025 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Portfolio
Net Assets:
Class R6 Shares $ 934,138,002
Total $ 934,138,002
Shares Outstanding (unlimited number of shares authorized):
Class R6 Shares 105,921,461
Total 105,921,461
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class R6 Shares $ 8 .82

1940 Act Funds - October 31, 2025 - Statements of Assets and Liabilities - 75
Nationwide
Fundamental All
Cap Equity Portfolio
Nationwide
International Equity
Portfolio
Nationwide Large
Cap Equity Portfolio
Nationwide U.S.
130/30 Equity
Portfolio
$ 2,012,976,726 $ 788,306,397 $ 1,136,772,169 $ 346,272,305
$ 2,012,976,726 $ 788,306,397 $ 1,136,772,169 $ 346,272,305
138,858,033 57,726,988 107,048,937 24,904,533
138,858,033 57,726,988 107,048,937 24,904,533
$ 14 .50 $ 13 .66 $ 10 .62 $ 13 .90

76 - Statements of Operations - For the Year Ended October 31, 2025 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Portfolio
INVESTMENT INCOME:
Interest income $ 43,759,540
Income from securities lending (net of fees) (Note 2) 28,428
Income from non-cash dividends —
Dividend income —
Foreign tax withholding —
Total Income 43,787,968
EXPENSES:
Investment advisory fees 2,421,014
Fund administration fees 377,854
Professional fees 102,589
Printing fees 4,554
Trustee fees 35,054
Custodian fees 37,342
Accounting and transfer agent fees 41,669
Compliance program costs (Note 3) 3,985
Other 13,237
Total expenses before earnings credit, fees waived and expenses reimbursed 3,037,298
Earnings credit (Note 4) —
Investment advisory fees waived (Note 3) —
Investment advisory fees voluntarily waived (Note 3) —
Expenses reimbursed by adviser (Note 3) —
Net Expenses 3,037,298
NET INVESTMENT INCOME/(LOSS) 40,750,670
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) (13,724,993)
Expiration or closing of futures contracts (Note 2) (769,714)
Settlement of forward foreign currency contracts (Note 2) (386,677)
Foreign currency transactions (Note 2) (105,411)
Expiration or closing of written option contracts (Note 2) 36,234
TBA Sale Commitments (Note 2) 376,947
Expiration or closing of swap contracts (Note 2) 609,456
Net realized gains (losses) (13,964,158)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 31,328,698
Futures contracts (Note 2) 1,323,600
Forward foreign currency contracts (Note 2) 143,585
Translation of assets and liabilities denominated in foreign currencies (Note 2) 23,589
Written options contracts (Note 2) 72,770
TBA Sale Commitments (Note 2) (975,429)
Swap contracts (Note 2) 2,078,957
Net change in unrealized appreciation/depreciation 33,995,770
Net realized/unrealized gains (losses) 20,031,612
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 60,782,282
(a)
For the period from November 25, 2024 (commencement of operations) through October 31, 2025.
(b)
For the period from August 25, 2025 (commencement of operations) through October 31, 2025.

1940 Act Funds - For the Year Ended October 31, 2025 - Statements of Operations - 77
Nationwide
Fundamental All
Cap Equity Portfolio
Nationwide
International Equity
Portfolio(a)
Nationwide
Large Cap Equity
Portfolio(b)
Nationwide U.S.
130/30 Equity
Portfolio
$ 852,010 $ 534,145 $ 156,981 $ 455,370
82,318 — — —
1,012,196 5,927 — 354,621
33,666,954 20,331,532 231,322 3,342,399
(90,599) (2,313,783) (36,852) —
35,522,879 18,557,821 351,451 4,152,390
6,145,624 2,912,523 802,125 3,659,385
810,855 192,438 51,319 171,241
153,752 54,791 40,994 87,987
44,379 9,495 6,313 3,575
102,911 22,314 14,078 16,938
134,800 22,475 3,345 11,781
18,693 4,038 331 2,950
12,400 2,552 849 1,979
47,330 8,913 632 6,414
7,470,744 3,229,539 919,986 3,962,250
— — — (11,781)
— (21,334) — —
(116,968) — — —
— — — (1,762,474)
7,353,776 3,208,205 919,986 2,187,995
28,169,103 15,349,616 (568,535) 1,964,395
196,650,768 29,325,495 5,662,822 56,559,748
— — — —
— — — —
172 (107,622) — —
— — — —
— — — —
— 40,028,334 10,804,597 14,783,891
196,650,940 69,246,207 16,467,419 71,343,639
208,727,611 114,646,523 39,213,680 (2,632,373)
— — — —
— — — —
— (47,694) — —
— — — —
— — — —
— 12,035,866 9,778,414 (1,036,559)
208,727,611 126,634,695 48,992,094 (3,668,932)
405,378,551 195,880,902 65,459,513 67,674,707
$ 433,547,654 $ 211,230,518 $ 64,890,978 $ 69,639,102

The accompanying notes are an integral part of these financial statements.
78 - Statements of Changes in Net Assets - October 31, 2025 - 1940 Act Funds
Nationwide Bond Portfolio
Year Ended
October 31, 2025
Year Ended
October 31, 2024
OPERATIONS:
Net investment income $ 40,750,670 $ 38,565,579
Net realized gains (losses) (13,964,158) (15,355,299)
Net change in unrealized appreciation/depreciation 33,995,770 68,458,346
Change in net assets resulting from operations 60,782,282 91,668,626
Distributions to Shareholders From:
Distributable earnings:
Class R6 (40,873,702) (36,556,246)
Change in net assets from shareholder distributions (40,873,702) (36,556,246)
Change in net assets from capital transactions 25,491,420 (84,817,336)
Change in net assets 45,400,000 (29,704,956)
Net Assets:
Beginning of year 888,738,002 918,442,958
End of year $ 934,138,002 $ 888,738,002
CAPITAL TRANSACTIONS:
Class R6 Shares
Proceeds from shares issued $ 314,980,673 $ 198,617,582
Dividends reinvested 40,873,702 36,556,246
Cost of shares redeemed (330,362,955) (319,991,164)
Total Class R6 Shares 25,491,420 (84,817,336)
Change in net assets from capital transactions $ 25,491,420 $ (84,817,336)
SHARE TRANSACTIONS:
Class R6 Shares
Issued 37,489,241 23,101,972
Reinvested 4,978,526 4,315,968
Redeemed (39,021,966) (37,712,118)
Total Class R6 Shares 3,445,801 (10,294,178)
Total change in shares 3,445,801 (10,294,178)
(a) For the period from November 25, 2024 (commencement of operations) through October 31, 2025.

1940 Act Funds - October 31, 2025 - Statements of Changes in Net Assets - 79
Nationwide Fundamental All Cap Equity
Portfolio
Nationwide
International Equity
Portfolio
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Period Ended
October 31, 2025(a)
$ 28,169,103 $ 19,283,741 $ 15,349,616
196,650,940 20,250,909 69,246,207
208,727,611 347,157,006 126,634,695
433,547,654 386,691,656 211,230,518
(59,711,645) (14,166,772) (2,784,612)
(59,711,645) (14,166,772) (2,784,612)
(1,618,205,891) 2,090,178,640 579,860,491
(1,244,369,882) 2,462,703,524 788,306,397
3,257,346,608 794,643,084 —
$ 2,012,976,726 $ 3,257,346,608 $ 788,306,397
$ 208,952,656 $ 2,609,205,131 $ 785,602,353
59,711,645 14,166,772 2,784,612
(1,886,870,192) (533,193,263) (208,526,474)
(1,618,205,891) 2,090,178,640 579,860,491
$ (1,618,205,891) $ 2,090,178,640 $ 579,860,491
16,257,772 220,350,682 75,158,245
4,707,532 1,243,504 237,192
(144,016,501) (45,381,987) (17,668,449)
(123,051,197) 176,212,199 57,726,988
(123,051,197) 176,212,199 57,726,988

The accompanying notes are an integral part of these financial statements.
80 - Statements of Changes in Net Assets - October 31, 2025 - 1940 Act Funds
Nationwide Large Cap
Equity Portfolio
Period Ended
October 31, 2025(a)
OPERATIONS:
Net investment income/(loss) $ (568,535)
Net realized gains 16,467,419
Net change in unrealized appreciation/depreciation 48,992,094
Change in net assets resulting from operations 64,890,978
Distributions to Shareholders From:
Distributable earnings:
Class R6 —
Change in net assets from shareholder distributions —
Change in net assets from capital transactions 1,071,881,191
Change in net assets 1,136,772,169
Net Assets:
Beginning of period —
End of period $ 1,136,772,169
CAPITAL TRANSACTIONS:
Class R6 Shares
Proceeds from shares issued $ 1,115,423,845
Dividends reinvested —
Cost of shares redeemed (43,542,654)
Total Class R6 Shares 1,071,881,191
Change in net assets from capital transactions $ 1,071,881,191
SHARE TRANSACTIONS:
Class R6 Shares
Issued 111,261,168
Reinvested —
Redeemed (4,212,231)
Total Class R6 Shares 107,048,937
Total change in shares 107,048,937
(a) For the period from August 25, 2025 (commencement of operations) through October 31, 2025.

1940 Act Funds - October 31, 2025 - Statements of Changes in Net Assets - 81
Nationwide U.S. 130/30 Equity Portfolio
Year Ended
October 31, 2025
Year Ended
October 31, 2024
$ 1,964,395 $ 1,468,335
71,343,639 46,913,058
(3,668,932) 78,084,591
69,639,102 126,465,984
(46,975,072) (21,032,516)
(46,975,072) (21,032,516)
(189,829,861) (31,284,070)
(167,165,831) 74,149,398
513,438,136 439,288,738
$ 346,272,305 $ 513,438,136
$ 42,158,919 $ 118,648,396
46,975,072 21,032,516
(278,963,852) (170,964,982)
(189,829,861) (31,284,070)
$ (189,829,861) $ (31,284,070)
3,342,043 9,357,905
3,798,311 1,899,037
(21,273,197) (14,810,919)
(14,132,843) (3,553,977)
(14,132,843) (3,553,977)

82 - Financial Highlights - October 31, 2025 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond Portfolio
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(c)
Portfolio
Turnover(b)
Class R6 Shares
10/31/2025 $ 8.67 $ 0.37 $ 0.18 $ 0.55 $ (0.40) $ — $ (0.40) $ 8.82 6.74% $ 934,138 0.33% 4.38% 0.33% 219.87%
10/31/2024 8.14 0.37 0.53 0.90 (0.37) — (0.37) 8.67 11.20% 888,738 0.33% 4.34% 0.33% 311.73%
10/31/2023 8.26 0.32 (0.28) 0.04 (0.16) — (0.16) 8.14 0.36% 918,443 0.32% 3.75% 0.32% 461.52%
10/31/2022 10.10 0.19 (1.89) (1.70) (0.09) (0.05) (0.14) 8.26 (17.01)% 834,949 0.34% 2.11% 0.34% 266.34%
10/31/2021(d) 10.00 0.08 0.02 0.10 — — — 10.10 1.00% 404,806 0.36% 1.23% 0.36% 149.29%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) For the period from March 15, 2021 (commencement of operations) through October 31, 2021. Total return is calculated based on inception date of March 12, 2021 through October 31, 2021.

1940 Act Funds - October 31, 2025 - Financial Highlights - 83
The accompanying notes are an integral part of these financial statements.
Nationwide Fundamental All Cap Equity Portfolio
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(c)(d)
Portfolio
Turnover(b)
Class R6 Shares
10/31/2025 $ 12.44 $ 0.13 $ 2.19 $ 2.32 $ (0.15) $ (0.11) $ (0.26) $ 14.50 18.98% $ 2,012,977 0.26% 1.01% 0.27% 56.47%
10/31/2024 9.27 0.13 3.15 3.28 (0.11) — (0.11) 12.44 35.52% 3,257,347 0.26% 1.08% 0.26% 58.06%
10/31/2023(e) 10.00 0.03 (0.75) (0.72) (0.01) — (0.01) 9.27 (7.22)% 794,643 0.27% 1.18% 0.27% 11.95%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e) For the period from July 24, 2023 (commencement of operations) through October 31, 2023. Total return is calculated based on inception date of July 21, 2023 through
October 31, 2023.

84 - Financial Highlights - October 31, 2025 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide International Equity Portfolio
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(c)(d)
Portfolio
Turnover(b)
Class R6 Shares
10/31/2025(e) $ 10.00 $ 0.27 $ 3.44 $ 3.71 $ (0.05) $ — $ (0.05) $ 13.66 37.18% $ 788,306 0.51% 2.43% 0.51% 61.70%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e) For the period from November 25, 2024 (commencement of operations) through October 31, 2025. Total return is calculated based on inception date of November 22,
2024 through October 31, 2025.

1940 Act Funds - October 31, 2025 - Financial Highlights - 85
The accompanying notes are an integral part of these financial statements.
Nationwide Large Cap Equity Portfolio
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(c)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(c)
Portfolio
Turnover(b)
Class R6 Shares
10/31/2025(d) $ 10.00 $ (0.01) $ 0.63 $ 0.62 $ — $ — $ — $ 10.62 6.20% $ 1,136,772 0.45% (0.28)% 0.45% 23.08%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) For the period from August 25, 2025 (commencement of operations) through October 31, 2025. Total return is calculated based on inception date of August 22, 2025 through October 31, 2025.

86 - Financial Highlights - October 31, 2025 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
Nationwide U.S. 130/30 Equity Portfolio
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(c)(d)
Portfolio
Turnover(b)
Class R6 Shares
10/31/2025 $ 13.15 $ 0.06 $ 1.98 $ 2.04 $ (0.07) $ (1.22) $ (1.29) $ 13.90 16.82% $ 346,272 0.49% 0.44% 0.89% 89.34%
10/31/2024 10.31 0.04 3.42 3.46 (0.56) (0.06) (0.62) 13.15 34.63% 513,438 0.49% 0.33% 0.88% 105.69%
10/31/2023 9.90 0.10 0.63 0.73 (0.32) — (0.32) 10.31 7.64% 439,289 0.49% 0.95% 0.89% 100.05%
10/31/2022(e) 10.00 — (0.10) (0.10) — — — 9.90 (1.00)% 371,392 0.47% 0.37% 0.93% 13.55%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e) For the period from September 12, 2022 (commencement of operations) through October 31, 2022. Total return is calculated based on inception date of September 9,
2022 through October 31, 2022.

1940 Act Funds - October 31, 2025 - Notes to Financial Statements - 87
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of October 31, 2025, the Trust operates forty-five (45) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Bond Portfolio (“Bond Portfolio”)
Nationwide Fundamental All Cap Equity Portfolio ("All Cap Equity Portfolio")
Nationwide International Equity Portfolio ("International Equity Portfolio")
Nationwide Large Cap Equity Portfolio ("Large Cap Portfolio")
Nationwide U.S. 130/30 Equity Portfolio ("U.S. 130/30 Equity")
The Funds currently offer Class R6 shares.
Each Fund is a diversified fund, as defined in the 1940 Act.
International Equity Portfolio commenced operations on November 25, 2024.
Large Cap Portfolio commenced operations on August 25, 2025.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

88 - Notes to Financial Statements - October 31, 2025 - 1940 Act Funds
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii) general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted

1940 Act Funds - October 31, 2025 - Notes to Financial Statements - 89
or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of October 31, 2025. Please refer to the Statements of Investments for additional information on portfolio holdings.
Bond Portfolio
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 91,078,854 $ – $ 91,078,854
Collateralized Mortgage Obligations – 30,562,753 – 30,562,753
Commercial Mortgage-Backed Securities – 70,977,660 – 70,977,660
Corporate Bonds – 181,226,302 – 181,226,302
Credit Default Swaps† – 785,030 – 785,030
Foreign Government Securities – 8,957,007 – 8,957,007
Forward Foreign Currency Contracts – 133,207 – 133,207
Futures Contracts# 686,424 – – 686,424
Interest Rate Swaps† – 2,518,131 – 2,518,131
Mortgage-Backed Securities – 321,439,771 – 321,439,771
Municipal Bonds – 1,523,871 – 1,523,871
Purchased Swaptions – 143,587 – 143,587
Repurchase Agreements – 21,773,138 – 21,773,138
Short-Term Investments – 37,049,211 – 37,049,211
U.S. Treasury Obligations – 257,676,757 – 257,676,757
Total Assets $ 686,424 $ 1,025,845,279 $ – $ 1,026,531,703
Liabilities:
Forward Foreign Currency Contracts $ – $ (26,276) $ – $ (26,276)
Futures Contracts# (429,600) – – (429,600)
Interest Rate Swaps† – (1,003,228) – (1,003,228)
TBA Sale Commitments – (17,153,320) – (17,153,320)
Written Swaptions – (73,345) – (73,345)
Total Liabilities $ (429,600) $ (18,256,169) $ – $ (18,685,769)
Total $ 256,824 $ 1,007,589,110 $ – $ 1,007,845,934
All Cap Equity Portfolio
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 45,399,028 $ – $ – $ 45,399,028
Air Freight & Logistics 70,421 – – 70,421
Automobile Components 5,210,980 – – 5,210,980
Automobiles 41,653,528 – – 41,653,528
Banks 76,271,484 – – 76,271,484
Beverages 17,109,156 – – 17,109,156
Biotechnology 26,793,386 – – 26,793,386
Broadline Retail 75,857,812 – – 75,857,812
Building Products 9,833,262 – – 9,833,262
Capital Markets 70,463,692 – – 70,463,692
Chemicals 22,281,623 – – 22,281,623
Commercial Services & Supplies 7,150,365 – – 7,150,365
Communications Equipment 4,555,346 – – 4,555,346
Construction & Engineering 1,820,685 – – 1,820,685
Construction Materials 4,539,640 – – 4,539,640
Consumer Finance 3,149,527 – – 3,149,527
Consumer Staples Distribution & Retail 26,731,544 – – 26,731,544

90 - Notes to Financial Statements - October 31, 2025 - 1940 Act Funds
Level 1 Level 2 Level 3 Total
Assets:
Containers & Packaging $ 5,273,076 $ – $ – $ 5,273,076
Distributors 33,434 – – 33,434
Diversified Consumer Services 834,485 – – 834,485
Diversified REITs 388,795 – – 388,795
Diversified Telecommunication Services 2,105,080 – – 2,105,080
Electric Utilities 27,031,984 – – 27,031,984
Electrical Equipment 27,246,381 2 – 27,246,383
Electronic Equipment, Instruments &
Components 16,465,141 – – 16,465,141
Energy Equipment & Services 4,345,201 – – 4,345,201
Entertainment 47,996,758 – – 47,996,758
Financial Services 59,986,659 – – 59,986,659
Food Products 5,576,218 – – 5,576,218
Gas Utilities 2,054,141 – – 2,054,141
Ground Transportation 19,331,845 – – 19,331,845
Health Care Equipment & Supplies 46,262,766 – – 46,262,766
Health Care Providers & Services 25,889,219 – – 25,889,219
Health Care REITs 9,524,750 – – 9,524,750
Health Care Technology 2,352,032 – – 2,352,032
Hotel & Resort REITs 416,125 – – 416,125
Hotels, Restaurants & Leisure 37,995,025 – – 37,995,025
Household Durables 5,470,249 – – 5,470,249
Household Products 19,102,672 – – 19,102,672
Independent Power and Renewable
Electricity Producers 5,810,600 – – 5,810,600
Industrial Conglomerates 11,623,236 – – 11,623,236
Industrial REITs 5,610,822 – – 5,610,822
Insurance 62,103,261 – – 62,103,261
Interactive Media & Services 160,838,666 – – 160,838,666
IT Services 3,761,583 – – 3,761,583
Leisure Products 334,690 – – 334,690
Life Sciences Tools & Services 22,924,162 – – 22,924,162
Machinery 36,833,000 – – 36,833,000
Marine Transportation 136,428 – – 136,428
Media 1,604,848 – – 1,604,848
Metals & Mining 12,329,819 – – 12,329,819
Mortgage Real Estate Investment Trusts
(REITs) 3,153,821 – – 3,153,821
Multi-Utilities 10,661,636 – – 10,661,636
Office REITs 457,018 – – 457,018
Oil, Gas & Consumable Fuels 55,306,643 – – 55,306,643
Paper & Forest Products 54,932 – – 54,932
Passenger Airlines 5,127,991 – – 5,127,991
Personal Care Products 139,012 – – 139,012
Pharmaceuticals 57,122,078 – – 57,122,078
Professional Services 14,214,778 – – 14,214,778
Real Estate Management & Development 1,528,790 – – 1,528,790
Residential REITs 7,463,642 – – 7,463,642
Retail REITs 4,824,750 – – 4,824,750
Semiconductors & Semiconductor
Equipment 263,373,347 – – 263,373,347
Software 218,489,818 – – 218,489,818
Specialized REITs 3,187,974 – – 3,187,974
Specialty Retail 50,239,579 – – 50,239,579
Technology Hardware, Storage &
Peripherals 124,069,797 – – 124,069,797
Textiles, Apparel & Luxury Goods 6,294,231 – – 6,294,231
Tobacco 7,414,422 – – 7,414,422
Trading Companies & Distributors 6,609,127 – – 6,609,127
Water Utilities 248,866 – – 248,866

1940 Act Funds - October 31, 2025 - Notes to Financial Statements - 91
Level 1 Level 2 Level 3 Total
Assets:
Wireless Telecommunication Services $ 9,351,237 $ – $ – $ 9,351,237
Total Common Stocks $ 1,977,818,119 $ 2 $ – $ 1,977,818,121
Exchange Traded Funds 29,728,854 – – 29,728,854
Master Limited Partnership 11,204 – – 11,204
Repurchase Agreements – 20,262,490 – 20,262,490
Rights   – – – –
Warrants 378 – – 378
Total $ 2,007,558,555 $ 20,262,492 $ – $ 2,027,821,047
International Equity Portfolio
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 16,178,263 $ – $ 16,178,263
Air Freight & Logistics – 1,511,899 – 1,511,899
Automobile Components 1,196,218 13,738,023 – 14,934,241
Automobiles – 20,377,344 – 20,377,344
Banks – 122,293,875 – 122,293,875
Beverages – 32,437 – 32,437
Biotechnology – 9,568,877 – 9,568,877
Broadline Retail – 6,214,891 – 6,214,891
Building Products – 8,691,723 – 8,691,723
Capital Markets – 9,928,065 – 9,928,065
Chemicals – 11,316,804 – 11,316,804
Commercial Services & Supplies – 1,035,716 – 1,035,716
Communications Equipment – 5,177,933 – 5,177,933
Construction & Engineering – 6,895,857 – 6,895,857
Construction Materials – 514,354 – 514,354
Consumer Staples Distribution & Retail – 6,391,348 – 6,391,348
Diversified REITs – 129,699 – 129,699
Diversified Telecommunication Services – 16,073,858 – 16,073,858
Electric Utilities – 10,083,650 – 10,083,650
Electrical Equipment – 48,161,797 – 48,161,797
Electronic Equipment, Instruments &
Components – 14,003,102 – 14,003,102
Entertainment – 15,468,588 – 15,468,588
Financial Services 5,647 3,741,568 – 3,747,215
Food Products – 10,786,350 – 10,786,350
Ground Transportation – 3,018,830 – 3,018,830
Health Care Equipment & Supplies – 353,243 – 353,243
Health Care Providers & Services – 5,196,242 – 5,196,242
Hotels, Restaurants & Leisure – 6,648,147 – 6,648,147
Household Durables – 1,424,880 – 1,424,880
Independent Power and Renewable
Electricity Producers – 3,744,285 – 3,744,285
Industrial Conglomerates – 15,409,158 – 15,409,158
Industrial REITs – 1,099,218 – 1,099,218
Insurance – 45,507,999 – 45,507,999
Interactive Media & Services – 7,292,868 – 7,292,868
IT Services – 3,199,565 – 3,199,565
Leisure Products – 2,339,332 – 2,339,332
Life Sciences Tools & Services – 3,375,259 – 3,375,259
Machinery – 44,061,831 – 44,061,831
Marine Transportation – 13,470,825 – 13,470,825
Metals & Mining – 34,696,211 – 34,696,211
Office REITs – 1,666,592 – 1,666,592
Oil, Gas & Consumable Fuels – 6,278,159 – 6,278,159
Passenger Airlines – 8,146,074 – 8,146,074

92 - Notes to Financial Statements - October 31, 2025 - 1940 Act Funds
Level 1 Level 2 Level 3 Total
Assets:
Personal Care Products $ – $ 930,158 $ – $ 930,158
Pharmaceuticals – 79,987,958 – 79,987,958
Professional Services – 8,055,180 – 8,055,180
Real Estate Management & Development – 20,375,512 – 20,375,512
Retail REITs – 1,429,315 – 1,429,315
Semiconductors & Semiconductor
Equipment – 43,849,778 – 43,849,778
Software – 3,917,842 – 3,917,842
Specialty Retail – 1,286,227 – 1,286,227
Technology Hardware, Storage &
Peripherals – 2,012,947 – 2,012,947
Textiles, Apparel & Luxury Goods – 868,894 – 868,894
Tobacco – 712,596 – 712,596
Trading Companies & Distributors – 12,996,269 – 12,996,269
Wireless Telecommunication Services – 13,822,940 – 13,822,940
Total Return Swaps† – 12,035,866 – 12,035,866
Total $ 1,201,865 $ 767,526,221 $ – $ 768,728,086
Large Cap Portfolio
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,106,374,349 $ – $ – $ 1,106,374,349
Total Return Swaps† – 24,843,406 – 24,843,406
Total Assets $ 1,106,374,349 $ 24,843,406 $ – $ 1,131,217,755
Liabilities:
Total Return Swaps† $ – $ (15,064,992) $ – $ (15,064,992)
Total Liabilities $ – $ (15,064,992) $ – $ (15,064,992)
Total $ 1,106,374,349 $ 9,778,414 $ – $ 1,116,152,763
U.S. 130/30 Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 340,233,891 $ – $ – $ 340,233,891
Total Return Swaps† – 1,046,696 – 1,046,696
Total Assets $ 340,233,891 $ 1,046,696 $ – $ 341,280,587
Liabilities:
Total Return Swaps† $ – $ (2,230,516) $ – $ (2,230,516)
Total Liabilities $ – $ (2,230,516) $ – $ (2,230,516)
Total $ 340,233,891 $ (1,183,820) $ – $ 339,050,071
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
As of October 31, 2025, All Cap Equity Portfolio held three rights investments that were categorized as Level 3 investments which were each valued at $0.

1940 Act Funds - October 31, 2025 - Notes to Financial Statements - 93
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of October 31, 2025, Funds that had overdrawn balances were as follows:
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to
All Cap Equity Portfolio
Rights Total
Balance as of 10/31/2024 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) 970 970
Distributions (970) (970)
Purchases — —
Sales — —
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 10/31/2025 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 10/31/2025 ** $ — $ —
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."
Fund
Foreign Currency
Amount (USD)
International Equity Portfolio $ 643,888

94 - Notes to Financial Statements - October 31, 2025 - 1940 Act Funds
capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When a Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-
market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When a Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that a Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' written options contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value," in a table in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written," as applicable.

1940 Act Funds - October 31, 2025 - Notes to Financial Statements - 95
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.
Swaptions  — Certain Funds may purchase and write (sell) options on swap agreements. Certain Funds entered into put and call swaptions to gain exposure to and/or hedge against changes in interest rates, as applicable, to meet the Fund's stated
investment strategies as shown in the Fund's Prospectus. An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium”
to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Funds may write (sell) and purchase put and call swaptions. The Funds may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Funds may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Funds may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities a Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in a Fund’s use of options.
Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.
The Funds' swaption contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of option contracts written” and “Net change in unrealized appreciation/depreciation in the value of option contracts written,” as applicable.
(e) Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the initiation period are included in the Statements of Assets and Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, as applicable.
These upfront premiums are amortized and accreted daily and are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.

96 - Notes to Financial Statements - October 31, 2025 - 1940 Act Funds
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a
Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, a
Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of October 31, 2025 are disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
Total Return Swap Contracts — Certain Funds entered into total return swap contracts to take long and short positions in equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that market and/
or index, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Certain Funds entered into total return swap contracts on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swap contracts normally do not involve the

1940 Act Funds - October 31, 2025 - Notes to Financial Statements - 97
delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swap contracts is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the counterparty to a total return swap defaults, a Fund’s risk of loss consists of the net amount of payments that a Fund is contractually entitled to receive, if any. Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
Interest Rate Swap Contracts — Certain Funds entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The Funds have segregated liquid assets to cover their obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); a Fund will realize a gain or loss upon the payment or receipt of accrued interest. A Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to a Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, a Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of a Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(f) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
(g) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/

98 - Notes to Financial Statements - October 31, 2025 - 1940 Act Funds
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of October 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of October 31, 2025:
Bond Portfolio
Assets: Statements of Assets and Liabilities Fair Value
Purchased Swaptions
Interest rate risk Investment securities, at value $ 143,587
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts 785,030
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts 2,518,131
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts 133,207
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts 686,424
Total $ 4,266,379

1940 Act Funds - October 31, 2025 - Notes to Financial Statements - 99
Liabilities:
Written Swaptions
Interest rate risk Written options, at value $ (73,345)
Swap Contracts†
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts (1,003,228)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (26,276)
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts (429,600)
Total $ (1,532,449)
International Equity Portfolio
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 12,035,866
Total $ 12,035,866
Large Cap Portfolio
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 24,843,406
Total $ 24,843,406
Liabilities:
Swap Contracts†
Equity risk Swap contracts, at value $ (15,064,992)
Total $ (15,064,992)
U.S. 130/30 Equity
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 1,046,696
Total $ 1,046,696
Liabilities:
Swap Contracts†
Equity risk Swap contracts, at value $ (2,230,516)
Total $ (2,230,516)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.

100 - Notes to Financial Statements - October 31, 2025 - 1940 Act Funds
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended October 31, 2025:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended October 31, 2025:
Bond Portfolio
Realized Gains (Losses): Total
Purchased Swaptions§
Interest rate risk $ 42,226
Written Swaptions
Interest rate risk 36,234
Swap Contracts
Credit risk 583,951
Equity risk (26,968)
Interest rate risk 52,473
Forward Foreign Currency Contracts
Currency risk (386,677)
Futures Contracts
Interest rate risk (769,714)
Total $ (468,475)
International Equity Portfolio
Realized Gains (Losses): Total
Swap Contracts
Equity risk $ 40,028,334
Total $ 40,028,334
Large Cap Portfolio
Realized Gains (Losses): Total
Swap Contracts
Equity risk $ 10,804,597
Total $ 10,804,597
U.S. 130/30 Equity
Realized Gains (Losses): Total
Swap Contracts
Equity risk $ 14,783,891
Total $ 14,783,891
§ Realized gains (losses) from purchased options and purchased swaptions are included in "Net realized gains (losses) from transactions in investment securities."
Bond Portfolio
Unrealized Appreciation/Depreciation: Total
Purchased Swaptions§
Interest rate risk $ (56,989)
Written Swaptionsβ
Interest rate risk 72,770
Swap Contracts
Credit risk 621,662
Interest rate risk 1,457,295
Forward Foreign Currency Contracts
Currency risk 143,585
Futures Contracts
Interest rate risk 1,323,600
Total $ 3,561,923

1940 Act Funds - October 31, 2025 - Notes to Financial Statements - 101
The following is a summary of the Funds' average volume of derivative instruments held for the year ended October 31, 2025:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
International Equity Portfolio
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Equity risk $ 12,035,866
Total $ 12,035,866
Large Cap Portfolio
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Equity risk $ 9,778,414
Total $ 9,778,414
U.S. 130/30 Equity
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Equity risk $ (1,036,559)
Total $ (1,036,559)
§ Change in unrealized appreciation/depreciation from purchased options and purchased swaptions are included in "Net change in unrealized appreciation/depreciation in the value of investment securities."
β Change in unrealized appreciation/depreciation from written swaptions is included in "Net change in unrealized appreciation/
depreciation in the value of written options contracts."
Bond Portfolio
Swaptions:
Average Value Purchased $ 101,499
Average Value Written $ 44,957
Average Number of Purchased Swaption Contracts 17,224,615
Average Number of Written Swaption Contracts 7,370,000
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Sell Protection $ 134,640,175
Centrally Cleared Interest Rate Swaps:
Average Notional Balance—Pays Fixed rate $ 200,097,045
Average Notional Balance—Pays Float Rate $ 236,726,078
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 1,733,626
Average Settlement Value Sold $ 4,489,127
Futures Contracts:
Average Notional Balance Long $ 223,784,473
Average Notional Balance Short $ 15,707,342
International Equity Portfolio
Total Return Swaps:
Average Notional Balance — Receives Float Rate $ 203,292,045
Large Cap Portfolio
Total Return Swaps:
Average Notional Balance — Receives Float Rate $ 77,127,091
Average Notional Balance — Pays Float Rate $ (74,370,768)
U.S. 130/30 Equity
Total Return Swaps:
Average Notional Balance — Receives Float Rate $ 143,250,393
Average Notional Balance — Pays Float Rate $ (133,600,351)

102 - Notes to Financial Statements - October 31, 2025 - 1940 Act Funds
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of October 31, 2025, certain Funds have entered into futures contracts, centrally cleared swaps, over the counter swaps, forward foreign currency contracts, purchased options contracts, written options contracts and swaptions contracts. The futures contract agreements, centrally cleared swaps agreements and certain purchased and written options contract agreements do not provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts, OTC option contracts, OTC swaptions, and OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of October 31, 2025:
Bond Portfolio
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
Bank of America NA
Purchased
Swaptions $ 70,024 $ (53,726) $ — $ 16,298
Barclays Bank Plc
Purchased
Swaptions 30,406 (11,717) — 18,689
JPMorgan Chase
Bank NA
Forward Foreign
Currency Contracts 133,207 (26,276) — 106,931
JPMorgan Chase
Bank NA
Purchased
Swaptions 41,205 (5,238) — 35,967
Total JPMorgan Chase Bank NA 174,412 (31,514) — 142,898
Morgan Stanley Co.,
Inc.
Purchased
Swaptions 1,952 (1,952) — —
Total $ 276,794 $ (98,909) $ — $ 177,885
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
*
Net Amount
of Liability
Derivatives
Bank of America NA Written Swaptions $ (53,726) $ 53,726 $ — $ —
Barclays Bank Plc Written Swaptions (11,717) 11,717 — —
JPMorgan Chase
Bank NA
Forward Foreign
Currency Contracts (26,276) 26,276 — —
JPMorgan Chase
Bank NA
Written Swaptions
(5,238) 5,238 — —
Morgan Stanley Co.,
Inc.
Written Swaptions
(2,664) 1,952 — (712)
Total $ (99,621) $ 98,909 $ — $ (712)
* Per GAAP disclosure requirements, the table above does not include the additional collateral pledged from the counterparties.
Aggregate additional collateral pledged was $100,000.

1940 Act Funds - October 31, 2025 - Notes to Financial Statements - 103
International Equity Portfolio
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
Morgan Stanley Co.,
Inc. Swap Contracts $ 12,035,866 $ — $ — $ 12,035,866
Total $ 12,035,866 $ – $ — $ 12,035,866
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
*
Net Amount
of Liability
Derivatives
Morgan Stanley Co.,
Inc.
Swap Contracts
$ — $ — $ — $ —
Total $ — $ — $ — $ —
* Collateral pledged includes non-cash collateral. For additional information on the Fund's non-cash collateral, please refer to the
Statement of Investments. Per GAAP disclosure requirements, the table above does not include the additional collateral pledged from the counterparties. Aggregate additional collateral pledged was $93,944,010.
Large Cap Portfolio
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
Morgan Stanley Co.,
Inc. Swap Contracts $ 24,843,406 $ (14,862,392) $ — $ 9,981,014
Total $ 24,843,406 $ (14,862,392) $ — $ 9,981,014
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
*
Net Amount
of Liability
Derivatives
Morgan Stanley Co.,
Inc.
Swap Contracts
$ (14,862,392) 14,862,392 — —
Total $ (14,862,392) $ 14,862,392 $ — $ —
* Collateral pledged includes non-cash collateral. For additional information on the Fund's non-cash collateral, please refer to the
Statement of Investments. Per GAAP disclosure requirements, the table above does not include the additional collateral pledged from the counterparties. Aggregate additional collateral pledged was $152,820,850.

104 - Notes to Financial Statements - October 31, 2025 - 1940 Act Funds
(h) TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced,” trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
(i) Securities Lending
During the year ended October 31, 2025, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending (net of fees)”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail
U.S. 130/30 Equity
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
JPMorgan Chase
Bank NA Swap Contracts $ 1,046,696 $ (1,046,696) $ — $ —
Total $ 1,046,696 $ (1,046,696) $ — $ —
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
JPMorgan Chase
Bank NA
Swap Contracts
$ (2,222,874) $ 1,046,696 $ — $ (1,176,178)
Total $ (2,222,874) $ 1,046,696 $ — $ (1,176,178)

1940 Act Funds - October 31, 2025 - Notes to Financial Statements - 105
financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of October 31, 2025, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of October 31, 2025, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(j) Joint Repurchase Agreements
During the year ended October 31, 2025, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Bond Portfolio $ 21,773,138
All Cap Equity Portfolio 20,262,490

106 - Notes to Financial Statements - October 31, 2025 - 1940 Act Funds
As of October 31, 2025, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of October 31, 2025, the joint repos on a gross basis were as follows:
CF Secured, LLC, 4.13%, dated 10/31/2025, due 11/3/2025, repurchase price $300,103,250, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 4.88%, maturing 11/30/2025 - 2/15/2055; total market value $306,105,316.
Deutsche Bank Securities, Inc., 4.14%, dated 10/31/2025, due 11/3/2025, repurchase price $197,933,495, collateralized by U.S. Government Treasury Securities, ranging from 3.63% - 5.38%, maturing 2/15/2031 - 2/15/2044; total market value
$201,822,589.
Marex Capital Markets, Inc., 4.24%, dated 10/31/2025, due 11/3/2025, repurchase price $174,061,480, collateralized by U.S.
Government Treasury Securities, ranging from 0.00% - 4.75%, maturing 11/4/2025 - 2/15/2055; total market value $177,542,711.
Santander US Capital Markets, 4.17%, dated 10/31/2025, due 11/3/2025, repurchase price $100,034,750, collateralized by U.S.
Government Agency Securities, ranging from 0.01% - 5.15%, maturing 7/25/2036 - 11/25/2055; total market value $102,035,445.
Bond Portfolio
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 17,605,933 $ – $ 17,605,933 $ (17,605,933) $ –
Deutsche Bank
Securities, Inc. 167,205 – 167,205 (167,205) –
Marex Capital
Markets, Inc. 3,000,000 – 3,000,000 (3,000,000) –
Santander US Capital
Markets 1,000,000 – 1,000,000 (1,000,000) –
Total $ 21,773,138 $ – $ 21,773,138 $ (21,773,138) $ –
All Cap Equity Portfolio
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 13,262,490 $ – $ 13,262,490 $ (13,262,490) $ –
Marex Capital
Markets, Inc. 7,000,000 – 7,000,000 (7,000,000) –

1940 Act Funds - October 31, 2025 - Notes to Financial Statements - 107
(k) Repurchase Agreements
During the year ended October 31, 2025, certain Funds, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash through an account at JPMorgan, the Funds' custodian, the daily balance of which is invested in one or more repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.
As of October 31, 2025, the Funds did not invest in any repurchase agreements.
(l) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s Statement of Operations.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Total $ 20,262,490 $ – $ 20,262,490 $ (20,262,490) $ –
* As of October 31, 2025, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

108 - Notes to Financial Statements - October 31, 2025 - 1940 Act Funds
a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(m) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of October 31, 2025 are primarily attributable to foreign currency gain/loss, treatment of notional principal contracts, tax equalization, and investments in passive foreign investment companies ("PFICs").
Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of October 31, 2025 may primarily be attributable to treatment of notional principal contracts, outstanding straddle loss deferrals, outstanding wash sale loss deferrals, and PFICs.  These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended October 31, 2025 were as follows:
(n) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(o) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable.
Fund Capital
Total
Distributable
Earnings (Loss)
Bond Portfolio $ (32,747) $ 32,747
All Cap Equity Portfolio 37,624,768 (37,624,768)
International Equity Portfolio 6,156,722 (6,156,722)
Large Cap Portfolio – –
U.S. 130/30 Equity 16,511,764 (16,511,764)

1940 Act Funds - October 31, 2025 - Notes to Financial Statements - 109
(p) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of October 31, 2025, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended October 31, 2025, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until February 28, 2027.
During the year ended October 31, 2025, the following table provides the waiver of such investment advisory fees by NFA for which
NFA shall not be entitled to later seek recoupment.
Fund Subadviser
Bond Portfolio Goldman Sachs Asset Management L.P. ("GSAM")
All Cap Equity Portfolio GSAM
Neuberger Berman Investment Advisers LLC
International Equity Portfolio Los Angeles Capital Management LLC (“Los Angeles Capital”)
Large Cap Equity Portfolio Los Angeles Capital
U.S. 130/30 Equity Jacobs Levy Equity Management, Inc.
Fund Fee Schedule
Advisory Fee
(annual rate)
Bond Portfolio Up to $500 million 0.265%
$500 million up to $1 billion 0.255%
$1 billion and more 0.245%
All Cap Equity Portfolio All Assets 0.22%
International Equity Portfolio Up to $500 million 0.465%
$500 million and more but less than $1billion 0.440%
$1 billion and more 0.415%
Large Cap Equity Portfolio Up to $500 million 0.41%
$500 million and more but less than $1billion 0.39%
$1 billion and more 0.37%
U.S. 130/30 Equity Up to $200 million 0.93%
$200 million up to $500 million 0.73%
$500 million and more 0.68%
Fund
Advisory Fee
Waiver
(annual rate)
International Equity Portfolio 0.014%
Fund Amount
International Equity Portfolio $ 21,334

110 - Notes to Financial Statements - October 31, 2025 - 1940 Act Funds
During the year ended October 31, 2025, NFA voluntarily waived investment advisory fees payable by All Cap Equity Portfolio for which NFA shall not be entitled to later seek recoupment. The following table provides the voluntary waivers which may be discontinued at anytime at the discretion of NFA.
For the year ended October 31, 2025, the effective advisory fee rates before and after contractual and voluntary advisory fee waivers and expense reimbursements, due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by a Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until at least February 28, 2027.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of October 31, 2025, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
Fund Amount
All Cap Equity Portfolio $ 116,968
Fund
Effective Advisory Fee
Rate Before Contractual*
and Voluntary** Fee
Waivers and Expense
Reimbursements ***
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory Fee
Rate After Voluntary**
Fee Waivers
Effective Advisory Fee
Rate After Contractual*
and Voluntary** Fee
Waivers and Expense
Reimbursements
Bond Portfolio 0.26 % N/A       N/A 0.26%
All Cap Equity Portfolio 0.22 N/A 0.22% 0.22
International Equity
Portfolio 0.46 0.46 %       N/A 0.46
Large Cap Portfolio 0.39 N/A       N/A 0.39
U.S. 130/30 Equity 0.82 N/A       N/A 0.42
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
** Voluntary waivers may be discontinued at any time at the discretion of NFA.
Fund Classes
Amount
(annual rate)
All Cap Equity Portfolio All Classes 0.89%
U.S. 130/30 Equity All Classes 0.49
Fund
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount
Fiscal Year 2025
Amount Total
Bond Portfolio $ — $ — $ — $ —
All Cap Equity Portfolio — — — —
International Equity Portfolio — — — —
Large Cap Portfolio — — — —
U.S. 130/30 Equity 1,801,542 1,691,330 1,762,474 5,255,346

1940 Act Funds - October 31, 2025 - Notes to Financial Statements - 111
During the year ended October 31, 2025, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement, and the Funds have not recorded a commitment or contingent liability.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended October 31, 2025, NFM earned an aggregate of $1,603,707 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
October 31, 2025, the Funds’ aggregate portion of such costs amounted to $21,765.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
As of October 31, 2025, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated in the following table.
4. Line of Credit, Interfund Lending and Earnings Credit
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrued interest at the Federal Funds Rate plus the applicable margin. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund
% of Shares
Outstanding
Owned
Bond Portfolio 100.00%
All Cap Equity Portfolio 100.00
International Equity Portfolio 100.00
Large Cap Portfolio 100.00
U.S. 130/30 Equity 100.00

112 - Notes to Financial Statements - October 31, 2025 - 1940 Act Funds
to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 1, 2026. During the year ended October 31, 2025, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended October 31, 2025, none of the Funds engaged in interfund lending.
JPMorgan provides earnings credits for cash balances maintained in U.S. 130/30 Equity’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statements of Operations.
5. Investment Transactions
For the year ended October 31, 2025, purchases and sales of securities (excluding short-term securities) were as follows:
For the year ended October 31, 2025, purchases and sales of U.S. Government securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(b) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which
Fund Purchases
*
Sales
*
Bond Portfolio $ 2,150,420,174 $ 2,140,044,129
All Cap Equity Portfolio 1,551,226,038 3,167,595,041
International Equity Portfolio 1,010,065,752 397,327,661
Large Cap Portfolio 1,282,548,949 221,030,415
U.S. 130/30 Equity 386,313,026 600,436,962
*
Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Bond Portfolio $ 366,172,683 $ 291,947,195

1940 Act Funds - October 31, 2025 - Notes to Financial Statements - 113
will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

114 - Notes to Financial Statements - October 31, 2025 - 1940 Act Funds
(c) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(d) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax
Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. The Large
Cap Portfolio is now effective as of its commencement of operations date and management has evaluated and determined as the
Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes. Management is currently evaluating the amendment and its impact to the other financial statements.
9. Other
As of October 31, 2025, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
10. Recaptured Brokerage Commissions
During the year ended October 31, 2025, the Funds recaptured the following amounts of brokerage commissions:
Fund % of Shares
Number of
Accounts
Bond Portfolio 33.40% 2(a)
All Cap Equity Portfolio 39.08 3(a)
International Equity Portfolio 45.43 4(a)
Large Cap Portfolio 12.15 1(a)
U.S. 130/30 Equity 61.56 3(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.
Fund Amount
All Cap Equity Portfolio $ 31,783
International Equity Portfolio 17,663
U.S. 130/30 Equity 16

1940 Act Funds - October 31, 2025 - Notes to Financial Statements - 115
11. Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2025 was as follows:
The tax character of distributions paid during the year ended October 31, 2024 was as follows:
As of October 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of October 31, 2025, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of October 31, 2025, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of October 31, 2025.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Bond Portfolio $ 40,873,702 $ – $ 40,873,702 $ – $ 40,873,702
All Cap Equity Portfolio 59,209,381 502,264 59,711,645 – 59,711,645
International Equity Portfolio 2,784,612 – 2,784,612 – 2,784,612
Large Cap Portfolio – – – – –
U.S. 130/30 Equity 17,525,922 29,449,150 46,975,072 – 46,975,072
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Bond Portfolio $ 36,556,246 $ – $ 36,556,246 $ – $ 36,556,246
All Cap Equity Portfolio 14,166,772 – 14,166,772 – 14,166,772
International Equity Portfolio – – – – –
Large Cap Portfolio – – – – –
U.S. 130/30 Equity 19,777,723 1,254,793 21,032,516 – 21,032,516
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Other Gains
and Losses
Distributions
Payable
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)*
Total
Accumulated
Earnings
(Deficit)
Bond Portfolio $ 36,908,579 $ – $ 36,908,579 $ 15,972 $ –
$
(127,434,874) (7,121,648) (97,631,971)
All Cap Equity Portfolio 43,821,344 120,496,627 164,317,971 – – – 481,304,553 645,622,524
International Equity Portfolio 92,461,731 – 92,461,731 – – – 109,827,453 202,289,184
Large Cap Portfolio 26,684,971 12,556 26,697,527 – – – 38,193,451 64,890,978
U.S. 130/30 Equity 30,269,464 24,667,075 54,936,539 – – – 68,692,180 123,628,719
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Bond Portfolio $ 1,016,643,991 $ 16,884,919 $ (22,210,779) $ (5,325,860)
All Cap Equity Portfolio 1,546,516,494 516,271,012 (34,966,459) 481,304,553
International Equity Portfolio 658,852,939 130,249,486 (20,374,339) 109,875,147
Large Cap Portfolio 1,077,959,312 94,568,009 (56,374,558) 38,193,451
U.S. 130/30 Equity 270,357,891 85,430,938 (16,738,758) 68,692,180
Fund Amount
Bond Portfolio $ (127,434,874)

116 - Notes to Financial Statements - October 31, 2025 - 1940 Act Funds
12. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

1940 Act Funds - October 31, 2025 - Report of Independent Registered Public Accounting Firm - 117
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide Bond Portfolio, Nationwide
Fundamental All Cap Equity Portfolio, Nationwide International Equity Portfolio, Nationwide Large Cap Equity Portfolio
and Nationwide U.S. 130/30 Equity Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of each of the funds listed in the table below (five of the funds constituting Nationwide Mutual Funds, hereafter collectively referred to as the
"Funds") as of October 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated
in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2025, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the relevant ethical requirements relating to our audit, which include standards of the American Institute of Certified Public Accountants
(AICPA) Code of Professional Conduct, as well as, U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission.
We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.
Nationwide Bond Portfolio (1) Nationwide Large Cap Equity Portfolio (3)
Nationwide Fundamental All Cap Equity Portfolio (1) Nationwide U.S. 130/30 Equity Portfolio (1)
Nationwide International Equity Portfolio (2)
(1) Statement of operations for the year ended October 31, 2025 and statement of changes in net assets for the years ended October 31, 2025 and 2024.
(2) Statement of operations and statement of changes in net assets for the period from November 25, 2024 (commencement of operations) through October 31, 3025.
(3) Statement of operations and statement of changes in net assets for the period from August 25, 2025 (commencement of operations) through October 31, 2025.

118 - Supplemental Information - October 31, 2025 (Unaudited) - 1940 Act Funds
Other Federal Tax Information
For the year ended October 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2025 Form 1099-DIV.
For the taxable year ended October 31, 2025, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of October 31, 2025, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
October 31, 2025, the foreign tax credit for each Fund was as follows:
Fund
Dividends Received
Deduction
Bond Portfolio – %
All Cap Equity Portfolio 41.71
International Equity Portfolio –
Large Cap Portfolio –
U.S. 130/30 Equity 29.87
Fund Amount
Bond Portfolio $ –
All Cap Equity Portfolio 38,127,032
International Equity Portfolio –
Large Cap Portfolio –
U.S. 130/30 Equity 45,966,500
Fund Amount Per Share
Bond Portfolio $ – $ –
All Cap Equity Portfolio – –
International Equity Portfolio 19,717,502 0.3416
Large Cap Portfolio – –
U.S. 130/30 Equity – –
Fund Amount Per Share
Bond Portfolio $ – $ –
All Cap Equity Portfolio – –
International Equity Portfolio 1,669,058 0.0289
Large Cap Portfolio – –
U.S. 130/30 Equity – –

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-40 (12-25)
Call 800-848-0920 to request a paper copy of a summary prospectus, statutory prospectus, Statement of Additional Information
(SAI), or shareholder report. You may also download these documents at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds are distributed by Nationwide Fund Distributors, LLC (NFD), Member FINRA, Columbus, OH. Nationwide
Life Insurance Company, Nationwide Life and Annuity Company, Nationwide Investment Services Corporation and Nationwide
Fund Distributors are separate but affiliated companies. NFD is not affiliated with any subadviser contracted by Nationwide Fund
Advisors, except for Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company .
© 2025 Nationwide

Annual Financial Statements
October 31, 2025
Nationwide Mutual Funds
Index Funds
Nationwide Bond Index Fund
Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide NYSE Arca Tech 100 Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund
IMPORTANT INFORMATION
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by:
- Calling 1-800-848-0920
- Logging into your account at https://www.nationwide.com/personal/investing/mutual-funds/
and choosing ‘Log in’, or by contacting your financial intermediary (such as a broker-dealer or bank).
You can access the full report and other details online at
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/

Nationwide Funds
®
Important Disclosure Information
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or rollover any asset, adopt an investment strategy, retain a specific investment manager, or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://ww w .sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund.
The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted for proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available:
- By calling 800-848-0920
- On the Fund’s website at https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/
- On the SEC’s website at http://www.sec.gov
Funds are required to disclose proxy votes using the issuer’s proxy card language and order, categorize votes by topic, and report shares voted versus shares loaned but not recalled.

Statements of Investments 2
Statements of Assets and Liabilities 96
Statements of Operations 100
Statements of Changes in Net Assets 102
Financial Highlights 112
Notes to Financial Statements 118
Report of Independent Registered Public Accounting Firm 145
Supplemental Information 146

2 - Statement of Investments - October 31, 2025 - Nationwide Bond Index Fund
Asset-Backed Securities 0 .4%
Principal
Amount ($) Value ($)
Airlines 0 .0%
†
United Airlines Pass-Through
Trust, Series 2023-1, Class
A, 5.80%, 1/15/2036 18,659 19,473
Automobiles 0 .1%
Santander Drive Auto
Receivables Trust, Series
2024-1, Class B, 5.23%,
12/15/2028 90,000 90,322
World Omni Auto Receivables
Trust, Series 2024-A, Class
B, 5.09%, 12/17/2029 200,000 202,631
292,953
Credit Card 0 .3%
American Express Credit
Account Master Trust
Series 2024-3, Class A,
4.65%, 7/15/2029 200,000 202,616
Series 2023-4, Class A,
5.15%, 9/16/2030 500,000 517,290
719,906
Total Asset-Backed Securities
(cost $1,020,551)
1,032,332
Commercial Mortgage-Backed Securities 1 .6%
BANK5, Series 2023-
5YR4, Class A3, 6.50%,
12/15/2056 216,403 227,962
BBCMS Mortgage Trust,
Series 2017-C1, Class A4,
3.67%, 2/15/2050 450,000 443,889
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K739, Class A2,
1.34%, 9/25/2027 608,732 583,875
Series K-152, Class A2,
3.78%, 11/25/2032(a) 500,000 486,380
Series K-1510, Class A3,
3.79%, 1/25/2034 200,000 192,464
FNMA ACES REMICS, Series
2020-M5, Class A2, 2.21%,
1/25/2030 1,023,972 952,616
JPMCC Commercial Mortgage
Securities Trust, Series
2017-JP7, Class A5, 3.45%,
9/15/2050 750,000 736,751
Morgan Stanley Capital I
Trust, Series 2020-L4,
Class A2, 2.45%, 2/15/2053 500,000 465,355
Total Commercial Mortgage-Backed
Securities
(cost $4,253,246) 4,089,292
Corporate Bonds 23 .8%
Principal
Amount ($) Value ($)
Aerospace & Defense 0 .5%
Boeing Co. (The) ,
5.04%, 5/1/2027 25,000 25,244
3.20%, 3/1/2029(b) 100,000 96,561
5.15%, 5/1/2030 50,000 51,432
6.13%, 2/15/2033(b) 25,000 26,884
3.60%, 5/1/2034(b) 15,000 13,607
6.53%, 5/1/2034 20,000 22,129
5.71%, 5/1/2040 140,000 142,755
5.81%, 5/1/2050 25,000 24,830
6.86%, 5/1/2054 40,000 45,528
General Dynamics Corp. ,
4.25%, 4/1/2040(b) 50,000 46,070
General Electric Co. ,
Series A, 6.75%, 3/15/2032 100,000 113,673
L3Harris Technologies, Inc. ,
5.40%, 7/31/2033 30,000 31,282
4.85%, 4/27/2035(b) 55,000 54,936
Leidos, Inc. ,
2.30%, 2/15/2031 50,000 44,768
Lockheed Martin Corp. ,
4.50%, 2/15/2029 30,000 30,467
3.60%, 3/1/2035 25,000 23,118
4.09%, 9/15/2052 70,000 56,805
4.15%, 6/15/2053 10,000 8,162
5.70%, 11/15/2054 25,000 25,919
4.30%, 6/15/2062 10,000 8,121
Northrop Grumman Corp. ,
3.25%, 1/15/2028 40,000 39,389
4.75%, 6/1/2043 70,000 65,035
RTX Corp. ,
4.13%, 11/16/2028(b) 200,000 200,241
6.10%, 3/15/2034(b) 50,000 54,943
4.50%, 6/1/2042 50,000 45,449
3.75%, 11/1/2046 50,000 39,374
3.03%, 3/15/2052 50,000 33,119
1,369,841
Air Freight & Logistics 0 .1%
FedEx Corp. ,
4.25%, 5/15/2030 20,000 19,925
United Parcel Service, Inc. ,
4.45%, 4/1/2030(b) 25,000 25,448
5.25%, 5/14/2035 25,000 25,925
6.20%, 1/15/2038 40,000 44,276
5.30%, 4/1/2050 50,000 48,877
164,451
Automobile Components 0 .1%
Aptiv Swiss Holdings Ltd. ,
5.40%, 3/15/2049 25,000 23,137
BorgWarner, Inc. ,
2.65%, 7/1/2027(b) 25,000 24,419
Lear Corp. ,
3.80%, 9/15/2027 123,000 122,153
169,709
Automobiles 0 .2%
Ford Motor Co. ,
7.45%, 7/16/2031 30,000 33,126
3.25%, 2/12/2032 50,000 43,603
4.75%, 1/15/2043(b) 65,000 52,308
5.29%, 12/8/2046(b) 25,000 21,142

Nationwide Bond Index Fund - October 31, 2025 - Statement of Investments - 3
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles
General Motors Co. ,
4.20%, 10/1/2027 40,000 39,990
6.25%, 10/2/2043 70,000 71,522
5.20%, 4/1/2045 30,000 27,217
Honda Motor Co. Ltd. ,
2.53%, 3/10/2027(b) 40,000 39,191
2.97%, 3/10/2032(b) 20,000 18,299
5.34%, 7/8/2035(b) 15,000 15,376
Mercedes-Benz Finance North
America LLC ,
8.50%, 1/18/2031 50,000 59,518
421,292
Banks 4 .5%
Banco Santander SA ,
4.25%, 4/11/2027(b) 200,000 200,147
6.61%, 11/7/2028(b) 200,000 213,542
Bank of America Corp. ,
(SOFR + 1.05%), 2.55%,
2/4/2028(c) 100,000 98,051
(CME Term SOFR 3
Month + 1.30%), 3.42%,
12/20/2028(c) 191,000 188,047
Series FIX, (SOFR
+ 0.83%), 4.98%,
1/24/2029(c) 25,000 25,446
(CME Term SOFR 3
Month + 1.33%), 3.97%,
3/5/2029(c) 50,000 49,801
(SOFR + 1.11%), 4.62%,
5/9/2029(c) 25,000 25,301
(CME Term SOFR 3
Month + 1.47%), 3.97%,
2/7/2030(c) 100,000 99,317
Series FIX, (SOFR
+ 1.00%), 5.16%,
1/24/2031(c) 50,000 51,627
(SOFR + 2.15%), 2.59%,
4/29/2031(b)(c) 100,000 93,007
(SOFR + 1.32%), 2.69%,
4/22/2032(c) 200,000 182,770
(SOFR + 1.33%), 2.97%,
2/4/2033(c) 95,000 86,631
(SOFR + 1.83%), 4.57%,
4/27/2033(c) 40,000 39,934
(SOFR + 2.16%), 5.02%,
7/22/2033(c) 45,000 46,070
(SOFR + 1.91%), 5.29%,
4/25/2034(c) 50,000 51,734
(SOFR + 1.84%), 5.87%,
9/15/2034(c) 40,000 42,878
(SOFR + 1.65%), 5.47%,
1/23/2035(c) 50,000 52,232
(SOFR + 1.91%), 5.43%,
8/15/2035(c) 25,000 25,562
(SOFR + 1.74%), 5.52%,
10/25/2035(c) 25,000 25,630
(SOFR + 1.31%), 5.51%,
1/24/2036(c) 40,000 41,877
(SOFR + 1.70%), 5.74%,
2/12/2036(b)(c) 25,000 26,020
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(SOFR + 1.64%), 5.46%,
5/9/2036(c) 25,000 26,155
(CME Term SOFR 3
Month + 2.08%), 4.24%,
4/24/2038(c) 95,000 89,035
(SOFR + 1.93%), 2.68%,
6/19/2041(c) 100,000 74,216
5.88%, 2/7/2042 25,000 26,826
(CME Term SOFR 3
Month + 2.25%), 4.44%,
1/20/2048(c) 50,000 44,104
(CME Term SOFR 3
Month + 3.41%), 4.08%,
3/20/2051(c) 30,000 24,508
Series N, (SOFR + 1.65%),
3.48%, 3/13/2052(b)(c) 25,000 18,481
(SOFR + 1.56%), 2.97%,
7/21/2052(c) 10,000 6,670
Bank of Montreal ,
5.20%, 2/1/2028(b) 50,000 51,217
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(b)(c) 25,000 22,336
Bank of Nova Scotia (The) ,
4.85%, 2/1/2030 60,000 61,311
(SOFR + 1.07%), 5.13%,
2/14/2031(c) 25,000 25,678
5.65%, 2/1/2034 10,000 10,647
Barclays plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.30%),
7.39%, 11/2/2028(b)(c) 200,000 211,736
+ 1.90%), 4.97%,
5/16/2029(b)(c) 250,000 253,700
(SOFR + 2.22%), 6.49%,
9/13/2029(c) 200,000 211,296
Canadian Imperial Bank of
Commerce ,
5.26%, 4/8/2029 20,000 20,683
(SOFR + 1.34%), 4.63%,
9/11/2030(c) 25,000 25,282
3.60%, 4/7/2032 30,000 28,506
Citigroup, Inc. ,
(SOFR + 1.28%), 3.07%,
2/24/2028(c) 10,000 9,859
(SOFR + 1.14%), 4.64%,
5/7/2028(c) 25,000 25,162
(CME Term SOFR 3
Month + 1.41%), 3.52%,
10/27/2028(c) 100,000 98,727
(SOFR + 0.87%), 4.79%,
3/4/2029(b)(c) 25,000 25,325
(CME Term SOFR 3
Month + 1.60%), 3.98%,
3/20/2030(c) 100,000 98,948
(SOFR + 1.34%), 4.54%,
9/19/2030(c) 25,000 25,163

4 - Statement of Investments - October 31, 2025 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
(SOFR + 1.42%), 2.98%,
11/5/2030(c) 50,000 47,415
(SOFR + 1.46%), 4.95%,
5/7/2031(c) 25,000 25,502
(SOFR + 1.17%), 2.56%,
5/1/2032(c) 80,000 72,294
6.63%, 6/15/2032 92,000 102,064
(SOFR + 2.66%), 6.17%,
5/25/2034(b)(c) 35,000 37,170
(SOFR + 2.06%), 5.83%,
2/13/2035(c) 20,000 20,785
(SOFR + 1.45%), 5.45%,
6/11/2035(c) 25,000 25,947
(SOFR + 1.83%), 6.02%,
1/24/2036(c) 45,000 47,079
(SOFR + 1.47%), 5.33%,
3/27/2036(b)(c) 25,000 25,583
8.13%, 7/15/2039(b) 40,000 51,291
(SOFR + 1.38%), 2.90%,
11/3/2042(c) 60,000 44,309
(CME Term SOFR 3
Month + 2.10%), 4.28%,
4/24/2048(c) 90,000 76,667
4.65%, 7/23/2048(b) 30,000 26,748
(SOFR + 1.75%), 5.61%,
3/4/2056(c) 25,000 25,374
Citizens Financial Group, Inc. ,
(SOFR + 1.26%), 5.25%,
3/5/2031(c) 25,000 25,578
(SOFR + 1.91%), 5.72%,
7/23/2032(c) 25,000 26,086
(SOFR + 2.33%), 6.65%,
4/25/2035(c) 10,000 10,956
Comerica, Inc. ,
4.00%, 2/1/2029 15,000 14,837
Fifth Third Bancorp ,
2.55%, 5/5/2027 30,000 29,308
3.95%, 3/14/2028 70,000 69,675
(SOFR + 2.34%), 6.34%,
7/27/2029(c) 25,000 26,284
(SOFR + 1.49%), 4.90%,
9/6/2030(b)(c) 25,000 25,337
(SOFR + 1.66%), 4.34%,
4/25/2033(b)(c) 20,000 19,475
HSBC Holdings plc ,
(SOFR + 2.11%), 4.76%,
6/9/2028(c) 200,000 201,558
(SOFR + 3.35%), 7.39%,
11/3/2028(c) 200,000 211,739
(SOFR + 1.97%), 6.16%,
3/9/2029(c) 200,000 208,368
(CME Term SOFR 3
Month + 1.80%), 4.58%,
6/19/2029(b)(c) 200,000 201,220
4.95%, 3/31/2030 200,000 205,000
6.50%, 9/15/2037 100,000 107,965
Huntington Bancshares, Inc. ,
(SOFR + 2.02%), 6.21%,
8/21/2029(c) 25,000 26,245
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Huntington Bancshares, Inc.,
(United States SOFR
Compounded Index +
1.87%), 5.71%, 2/2/2035(b)
(c) 15,000 15,596
ING Groep NV ,
(SOFR + 1.83%), 4.02%,
3/28/2028(c) 200,000 199,422
JPMorgan Chase & Co. ,
4.25%, 10/1/2027 70,000 70,366
(SOFR + 1.56%), 4.32%,
4/26/2028(b)(c) 60,000 60,193
(SOFR + 1.99%), 4.85%,
7/25/2028(c) 150,000 151,907
(SOFR + 0.80%), 4.92%,
1/24/2029(c) 25,000 25,444
(SOFR + 1.57%), 6.09%,
10/23/2029(c) 150,000 158,086
(CME Term SOFR 3
Month + 1.59%), 4.45%,
12/5/2029(c) 25,000 25,210
(CME Term SOFR 3
Month + 1.42%), 3.70%,
5/6/2030(c) 80,000 78,664
(SOFR + 1.13%), 5.00%,
7/22/2030(c) 25,000 25,649
(CME Term SOFR 3
Month + 1.51%), 2.74%,
10/15/2030(c) 20,000 18,908
(SOFR + 1.04%), 4.60%,
10/22/2030(b)(c) 25,000 25,334
(SOFR + 2.04%), 2.52%,
4/22/2031(c) 125,000 116,179
(CME Term SOFR 3
Month + 1.25%), 2.58%,
4/22/2032(c) 100,000 91,159
(SOFR + 1.26%), 2.96%,
1/25/2033(c) 35,000 32,069
(SOFR + 2.08%), 4.91%,
7/25/2033(c) 50,000 50,982
(SOFR + 2.58%), 5.72%,
9/14/2033(c) 50,000 53,105
(SOFR + 1.85%), 5.35%,
6/1/2034(c) 100,000 104,388
(SOFR + 1.49%), 5.77%,
4/22/2035(c) 50,000 53,324
(SOFR + 1.46%), 5.29%,
7/22/2035(c) 70,000 72,385
(SOFR + 1.32%), 5.50%,
1/24/2036(c) 25,000 26,235
(SOFR + 1.19%), 4.81%,
10/22/2036(c) 25,000 24,920
6.40%, 5/15/2038(b) 120,000 136,541
5.60%, 7/15/2041 40,000 42,000
(CME Term SOFR 3
Month + 1.46%), 3.16%,
4/22/2042(b)(c) 50,000 39,072
(SOFR + 1.55%), 5.53%,
11/29/2045(c) 25,000 25,750

Nationwide Bond Index Fund - October 31, 2025 - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(CME Term SOFR 3
Month + 1.64%), 3.96%,
11/15/2048(c) 80,000 65,675
(SOFR + 2.44%), 3.11%,
4/22/2051(c) 30,000 20,890
KeyCorp ,
4.10%, 4/30/2028 80,000 79,790
2.55%, 10/1/2029(b) 50,000 46,908
(United States SOFR
Compounded Index +
2.42%), 6.40%, 3/6/2035(b)
(c) 15,000 16,259
Korea Development Bank
(The) ,
4.38%, 2/15/2028 200,000 202,185
Kreditanstalt fuer
Wiederaufbau ,
3.75%, 2/15/2028 50,000 50,131
2.88%, 4/3/2028(b) 80,000 78,612
1.75%, 9/14/2029 100,000 93,124
Landwirtschaftliche
Rentenbank ,
5.00%, 10/24/2033 110,000 117,011
Lloyds Banking Group plc ,
+ 1.21%), 3.57%,
11/7/2028(c) 200,000 197,470
M&T Bank Corp. ,
(SOFR + 1.61%), 5.39%,
1/16/2036(c) 40,000 40,517
Mitsubishi UFJ Financial
Group, Inc. ,
3.75%, 7/18/2039 200,000 176,244
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
5.78%, 7/6/2029(c) 200,000 208,045
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.22%),
4.96%, 8/15/2030(c) 200,000 203,834
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.84%), 5.58%,
6/12/2029(c) 70,000 72,437
2.55%, 1/22/2030 20,000 18,738
(SOFR + 1.20%), 5.49%,
5/14/2030(b)(c) 25,000 25,999
(SOFR + 1.93%), 5.07%,
1/24/2034(c) 40,000 40,810
(SOFR + 2.28%), 6.88%,
10/20/2034(b)(c) 35,000 39,634
(SOFR + 1.90%), 5.68%,
1/22/2035(c) 50,000 52,768
(SOFR + 1.60%), 5.40%,
7/23/2035(b)(c) 25,000 25,880
(SOFR + 1.39%), 5.58%,
1/29/2036(c) 25,000 26,126
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Royal Bank of Canada ,
(SOFR + 0.83%), 4.97%,
1/24/2029(b)(c) 25,000 25,419
(SOFR + 1.10%), 4.97%,
8/2/2030(b)(c) 50,000 51,160
(SOFR + 1.03%), 5.15%,
2/4/2031(c) 25,000 25,743
5.00%, 2/1/2033 70,000 72,136
5.15%, 2/1/2034(b) 15,000 15,645
Santander Holdings USA, Inc. ,
4.40%, 7/13/2027 100,000 100,120
(SOFR + 2.14%), 6.34%,
5/31/2035(c) 25,000 26,573
Sumitomo Mitsui Financial
Group, Inc. ,
3.35%, 10/18/2027(b) 80,000 79,008
4.31%, 10/16/2028 75,000 75,617
2.14%, 9/23/2030 75,000 67,415
2.93%, 9/17/2041(b) 70,000 52,057
Toronto-Dominion Bank (The) ,
4.11%, 6/8/2027 150,000 150,086
4.81%, 6/3/2030 25,000 25,497
4.46%, 6/8/2032(b) 60,000 59,990
Truist Financial Corp. ,
(SOFR + 1.44%), 4.87%,
1/26/2029(b)(c) 25,000 25,342
1.95%, 6/5/2030 50,000 45,085
(SOFR + 2.24%), 4.92%,
7/28/2033(c) 10,000 9,969
(SOFR + 2.30%), 6.12%,
10/28/2033(b)(c) 40,000 42,995
(SOFR + 1.85%), 5.12%,
1/26/2034(c) 40,000 40,517
(SOFR + 1.92%), 5.71%,
1/24/2035(b)(c) 40,000 41,925
US Bancorp ,
Series X, 3.15%, 4/27/2027 150,000 148,214
(SOFR + 2.11%), 4.97%,
7/22/2033(c) 25,000 25,065
(SOFR + 2.26%), 5.84%,
6/12/2034(b)(c) 60,000 63,981
(SOFR + 1.86%), 5.68%,
1/23/2035(c) 25,000 26,354
(SOFR + 1.41%), 5.42%,
2/12/2036(b)(c) 25,000 25,938
Wachovia Corp. ,
5.50%, 8/1/2035 25,000 25,785
Wells Fargo & Co. ,
(SOFR + 1.51%), 3.53%,
3/24/2028(c) 50,000 49,580
(SOFR + 2.10%), 2.39%,
6/2/2028(c) 100,000 97,304
(SOFR + 1.37%), 4.97%,
4/23/2029(c) 25,000 25,455
(SOFR + 0.88%), 4.08%,
9/15/2029(c) 25,000 24,931
(CME Term SOFR 3
Month + 1.43%), 2.88%,
10/30/2030(c) 100,000 94,814
(SOFR + 1.50%), 5.15%,
4/23/2031(b)(c) 25,000 25,783

6 - Statement of Investments - October 31, 2025 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co.,
(SOFR + 1.50%), 3.35%,
3/2/2033(c) 50,000 46,616
(SOFR + 2.10%), 4.90%,
7/25/2033(c) 90,000 91,359
(SOFR + 1.99%), 5.56%,
7/25/2034(c) 130,000 136,515
(SOFR + 2.06%), 6.49%,
10/23/2034(c) 60,000 66,624
(SOFR + 1.38%), 5.21%,
12/3/2035(c) 25,000 25,569
(SOFR + 1.34%), 4.89%,
9/15/2036(b)(c) 25,000 24,986
5.61%, 1/15/2044 200,000 200,987
(CME Term SOFR 3
Month + 4.50%), 5.01%,
4/4/2051(c) 35,000 32,668
Westpac Banking Corp. ,
5.46%, 11/18/2027 130,000 133,967
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.75%),
2.67%, 11/15/2035(c) 30,000 27,040
3.13%, 11/18/2041 65,000 49,490
11,342,353
Beverages 0 .4%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 90,000 84,666
Anheuser-Busch InBev
Worldwide, Inc. ,
4.75%, 1/23/2029 75,000 76,618
5.45%, 1/23/2039 80,000 83,076
5.55%, 1/23/2049 70,000 71,007
5.80%, 1/23/2059 20,000 20,912
Brown-Forman Corp. ,
4.75%, 4/15/2033 20,000 20,272
Coca-Cola Co. (The) ,
2.90%, 5/25/2027 25,000 24,675
1.65%, 6/1/2030 40,000 36,090
2.60%, 6/1/2050 25,000 15,891
5.40%, 5/13/2064 50,000 49,739
Constellation Brands, Inc. ,
5.25%, 11/15/2048(b) 50,000 46,860
Diageo Capital plc ,
2.38%, 10/24/2029 200,000 187,459
Keurig Dr Pepper, Inc. ,
4.42%, 12/15/2046 20,000 16,372
4.50%, 4/15/2052(b) 30,000 24,505
Molson Coors Beverage Co. ,
4.20%, 7/15/2046(b) 50,000 40,870
Pepsico Singapore Financing I
Pte. Ltd. ,
4.65%, 2/16/2027 40,000 40,383
PepsiCo, Inc. ,
4.45%, 5/15/2028 25,000 25,374
5.00%, 2/7/2035 25,000 25,670
3.45%, 10/6/2046 50,000 38,551
2.75%, 10/21/2051 25,000 16,121
945,111
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology 0 .4%
AbbVie, Inc. ,
4.25%, 11/14/2028 50,000 50,384
3.20%, 11/21/2029 60,000 57,957
4.88%, 3/15/2030(b) 25,000 25,753
5.05%, 3/15/2034 40,000 41,149
4.30%, 5/14/2036 50,000 48,027
4.70%, 5/14/2045 50,000 46,044
4.25%, 11/21/2049 100,000 84,174
5.40%, 3/15/2054 50,000 49,737
5.50%, 3/15/2064 20,000 20,030
Amgen, Inc. ,
2.20%, 2/21/2027 40,000 39,050
5.15%, 3/2/2028 70,000 71,565
5.25%, 3/2/2033 80,000 82,838
5.60%, 3/2/2043 60,000 60,909
4.66%, 6/15/2051 170,000 148,211
5.75%, 3/2/2063 35,000 34,958
Biogen, Inc. ,
3.15%, 5/1/2050 30,000 19,714
Gilead Sciences, Inc. ,
4.75%, 3/1/2046 90,000 82,914
5.60%, 11/15/2064 50,000 50,592
1,014,006
Broadline Retail 0 .2%
Alibaba Group Holding Ltd. ,
2.13%, 2/9/2031 200,000 181,725
Amazon.com, Inc. ,
1.20%, 6/3/2027(b) 20,000 19,213
1.65%, 5/12/2028(b) 50,000 47,381
3.60%, 4/13/2032(b) 25,000 24,147
4.70%, 12/1/2032 25,000 25,661
4.80%, 12/5/2034 25,000 25,779
2.50%, 6/3/2050 50,000 30,790
3.95%, 4/13/2052 25,000 19,977
4.25%, 8/22/2057 50,000 41,454
eBay, Inc. ,
4.00%, 7/15/2042 50,000 41,763
457,890
Building Products 0 .1%
Carrier Global Corp. ,
2.49%, 2/15/2027(b) 23,000 22,542
2.72%, 2/15/2030 100,000 93,830
5.90%, 3/15/2034 48,000 51,658
Fortune Brands Innovations,
Inc. ,
3.25%, 9/15/2029 50,000 47,900
Johnson Controls International
plc ,
4.90%, 12/1/2032(b) 100,000 101,831
Masco Corp. ,
3.13%, 2/15/2051 15,000 10,034
Owens Corning ,
4.30%, 7/15/2047(b) 10,000 8,314
Trane Technologies Holdco,
Inc. ,
5.75%, 6/15/2043 20,000 21,078
357,187

Nationwide Bond Index Fund - October 31, 2025 - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets 1 .8%
Ameriprise Financial, Inc. ,
5.20%, 4/15/2035(b) 25,000 25,557
Apollo Debt Solutions BDC ,
Series WI*, 6.70%,
7/29/2031(b) 15,000 15,789
Ares Capital Corp. ,
2.88%, 6/15/2028 30,000 28,565
5.88%, 3/1/2029 20,000 20,474
3.20%, 11/15/2031 20,000 17,699
Ares Strategic Income Fund ,
5.70%, 3/15/2028(b) 25,000 25,296
5.60%, 2/15/2030 25,000 25,168
Bank of New York Mellon
Corp. (The) ,
Series J, 1.90%, 1/25/2029 25,000 23,417
(United States SOFR
Compounded Index
+ 2.07%), 5.83%,
10/25/2033(c) 20,000 21,544
(SOFR + 1.85%), 6.47%,
10/25/2034(b)(c) 40,000 44,610
(SOFR + 1.42%), 5.19%,
3/14/2035(c) 15,000 15,452
(SOFR + 1.35%), 5.32%,
6/6/2036(c) 25,000 25,886
Blackstone Private Credit
Fund ,
4.00%, 1/15/2029 50,000 48,580
5.60%, 11/22/2029 25,000 25,285
6.00%, 11/22/2034 20,000 20,284
Blackstone Reg Finance Co.
LLC ,
5.00%, 12/6/2034 15,000 15,066
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028(b) 20,000 18,878
5.30%, 6/30/2030(b) 25,000 24,995
Blue Owl Capital Corp. ,
2.88%, 6/11/2028(b) 20,000 18,886
Blue Owl Credit Income Corp. ,
7.75%, 1/15/2029(b) 45,000 47,949
6.65%, 3/15/2031 10,000 10,382
Brookfield Asset Management
Ltd. ,
5.80%, 4/24/2035 25,000 26,153
Brookfield Finance I UK plc ,
2.34%, 1/30/2032 100,000 87,221
Brookfield Finance, Inc. ,
4.85%, 3/29/2029(b) 60,000 61,049
3.50%, 3/30/2051 20,000 14,126
Charles Schwab Corp. (The) ,
(SOFR + 2.21%), 5.64%,
5/19/2029(c) 50,000 51,874
1.65%, 3/11/2031 30,000 26,163
1.95%, 12/1/2031 50,000 43,537
(SOFR + 2.01%), 6.14%,
8/24/2034(b)(c) 35,000 38,130
CME Group, Inc. ,
5.30%, 9/15/2043 50,000 51,241
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Deutsche Bank AG ,
(SOFR + 1.32%), 2.55%,
1/7/2028(c) 200,000 195,801
(SOFR + 2.51%), 6.82%,
11/20/2029(c) 150,000 160,174
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 1.11%), 2.64%,
2/24/2028(c) 125,000 122,554
(SOFR + 0.90%), 4.15%,
10/21/2029(c) 25,000 24,926
(SOFR + 1.77%), 6.48%,
10/24/2029(c) 100,000 106,258
(SOFR + 1.21%), 5.05%,
7/23/2030(c) 25,000 25,582
(SOFR + 1.08%), 5.21%,
1/28/2031(c) 25,000 25,798
(SOFR + 1.58%), 5.22%,
4/23/2031(c) 25,000 25,800
(SOFR + 1.06%), 4.37%,
10/21/2031(c) 25,000 24,892
(SOFR + 1.95%), 6.56%,
10/24/2034(c) 30,000 33,516
(SOFR + 1.55%), 5.85%,
4/25/2035(c) 30,000 31,980
(SOFR + 1.55%), 5.33%,
7/23/2035(c) 25,000 25,746
(SOFR + 1.42%), 5.02%,
10/23/2035(b)(c) 25,000 25,170
(SOFR + 1.38%), 5.54%,
1/28/2036(c) 50,000 52,035
(SOFR + 1.33%), 4.94%,
10/21/2036(c) 25,000 24,878
(CME Term SOFR 3
Month + 1.69%), 4.41%,
4/23/2039(c) 250,000 232,180
6.25%, 2/1/2041 80,000 88,177
(SOFR + 1.70%), 5.73%,
1/28/2056(c) 35,000 36,234
Golub Capital BDC, Inc. ,
6.00%, 7/15/2029(b) 25,000 25,377
Intercontinental Exchange,
Inc. ,
4.35%, 6/15/2029 20,000 20,148
4.60%, 3/15/2033 20,000 20,129
2.65%, 9/15/2040(b) 20,000 14,814
4.95%, 6/15/2052(b) 20,000 18,645
3.00%, 9/15/2060 25,000 15,419
5.20%, 6/15/2062 20,000 18,895
Jefferies Financial Group, Inc. ,
4.15%, 1/23/2030 50,000 48,979
6.20%, 4/14/2034 15,000 15,742
Moody's Corp. ,
3.75%, 2/25/2052 40,000 30,596
Morgan Stanley ,
(SOFR + 1.00%), 2.48%,
1/21/2028(b)(c) 130,000 127,417
(SOFR + 2.24%), 6.30%,
10/18/2028(c) 80,000 83,197
(SOFR + 1.59%), 5.16%,
4/20/2029(c) 110,000 112,459

8 - Statement of Investments - October 31, 2025 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(CME Term SOFR 3
Month + 1.89%), 4.43%,
1/23/2030(b)(c) 50,000 50,296
(SOFR + 1.26%), 5.66%,
4/18/2030(b)(c) 80,000 83,453
(SOFR + 1.10%), 4.65%,
10/18/2030(c) 25,000 25,298
(SOFR + 1.14%), 2.70%,
1/22/2031(c) 40,000 37,443
(SOFR + 1.51%), 5.19%,
4/17/2031(b)(c) 25,000 25,771
Series I, (SOFR + 1.07%),
4.36%, 10/22/2031(c) 25,000 24,915
7.25%, 4/1/2032 100,000 115,682
(SOFR + 1.18%), 2.24%,
7/21/2032(c) 85,000 75,244
(SOFR + 1.29%), 2.94%,
1/21/2033(c) 50,000 45,511
(SOFR + 2.56%), 6.34%,
10/18/2033(c) 80,000 87,981
(SOFR + 1.87%), 5.25%,
4/21/2034(c) 20,000 20,642
(SOFR + 1.88%), 5.42%,
7/21/2034(b)(c) 100,000 104,329
(SOFR + 1.73%), 5.47%,
1/18/2035(c) 50,000 52,003
(SOFR + 1.58%), 5.83%,
4/19/2035(c) 30,000 31,987
(SOFR + 1.56%), 5.32%,
7/19/2035(c) 45,000 46,279
(SOFR + 1.42%), 5.59%,
1/18/2036(c) 50,000 52,364
4.38%, 1/22/2047 110,000 96,572
Nasdaq, Inc. ,
5.55%, 2/15/2034(b) 88,000 92,316
6.10%, 6/28/2063(b) 10,000 10,593
Nomura Holdings, Inc. ,
2.33%, 1/22/2027 200,000 195,451
Northern Trust Corp. ,
3.65%, 8/3/2028 50,000 49,692
1.95%, 5/1/2030(b) 50,000 45,668
S&P Global, Inc. ,
2.45%, 3/1/2027 25,000 24,508
2.70%, 3/1/2029(b) 10,000 9,573
2.90%, 3/1/2032 50,000 45,968
3.90%, 3/1/2062 25,000 19,227
Sixth Street Lending Partners ,
6.13%, 7/15/2030(d) 15,000 15,417
State Street Corp. ,
(SOFR + 1.02%), 4.53%,
2/20/2029(c) 40,000 40,377
2.20%, 3/3/2031 25,000 22,377
(SOFR + 1.57%), 4.82%,
1/26/2034(c) 40,000 40,551
(SOFR + 1.22%), 5.15%,
2/28/2036(c) 25,000 25,645
UBS AG ,
5.65%, 9/11/2028(b) 200,000 208,857
4,554,764
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals 0 .3%
Air Products and Chemicals,
Inc. ,
2.80%, 5/15/2050 15,000 9,835
Cabot Corp. ,
4.00%, 7/1/2029 30,000 29,690
CF Industries, Inc. ,
5.15%, 3/15/2034 60,000 60,430
Dow Chemical Co. (The) ,
4.25%, 10/1/2034 86,000 79,118
6.90%, 5/15/2053(b) 25,000 26,535
DuPont de Nemours, Inc. ,
5.32%, 11/15/2038 18,000 19,028
5.42%, 11/15/2048 25,000 25,188
Eastman Chemical Co. ,
4.65%, 10/15/2044(b) 25,000 21,459
Ecolab, Inc. ,
2.13%, 2/1/2032 100,000 87,833
FMC Corp. ,
6.38%, 5/18/2053 15,000 13,472
International Flavors &
Fragrances, Inc. ,
5.00%, 9/26/2048 20,000 17,821
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 13,000 14,701
LyondellBasell Industries NV ,
4.63%, 2/26/2055 60,000 46,776
Mosaic Co. (The) ,
5.45%, 11/15/2033 50,000 51,517
Nutrien Ltd. ,
5.88%, 12/1/2036 50,000 52,759
5.00%, 4/1/2049(b) 20,000 18,340
PPG Industries, Inc. ,
2.80%, 8/15/2029 100,000 95,095
Sherwin-Williams Co. (The) ,
4.50%, 6/1/2047(b) 50,000 43,489
Westlake Corp. ,
4.38%, 11/15/2047 40,000 31,881
744,967
Commercial Services & Supplies 0 .1%
Republic Services, Inc. ,
1.45%, 2/15/2031 55,000 47,782
3.05%, 3/1/2050 25,000 17,335
Waste Connections, Inc. ,
4.20%, 1/15/2033(b) 60,000 58,865
Waste Management, Inc. ,
4.63%, 2/15/2030 40,000 40,706
4.15%, 7/15/2049(b) 50,000 41,937
5.35%, 10/15/2054 55,000 54,208
260,833
Communications Equipment 0 .1%
Cisco Systems, Inc. ,
5.10%, 2/24/2035 25,000 25,724
5.90%, 2/15/2039 40,000 43,471
5.30%, 2/26/2054 25,000 24,417
5.35%, 2/26/2064 20,000 19,428
Juniper Networks, Inc. ,
3.75%, 8/15/2029 50,000 48,831

Nationwide Bond Index Fund - October 31, 2025 - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
Communications Equipment
Motorola Solutions, Inc. ,
2.30%, 11/15/2030 35,000 31,648
193,519
Construction & Engineering 0 .0%
†
Quanta Services, Inc. ,
2.90%, 10/1/2030(b) 50,000 46,761
Construction Materials 0 .1%
Martin Marietta Materials, Inc. ,
4.25%, 12/15/2047 50,000 42,171
Vulcan Materials Co. ,
3.90%, 4/1/2027 100,000 99,784
5.70%, 12/1/2054 25,000 25,580
167,535
Consumer Finance 0 .7%
AerCap Ireland Capital DAC ,
3.65%, 7/21/2027 150,000 148,630
3.00%, 10/29/2028(b) 200,000 193,115
Ally Financial, Inc. ,
(United States SOFR
Compounded Index
+ 1.73%), 5.54%,
1/17/2031(c) 20,000 20,346
8.00%, 11/1/2031 30,000 34,154
American Express Co. ,
(SOFR + 1.84%), 5.04%,
5/1/2034(b)(c) 100,000 102,793
(SOFR + 1.63%), 5.92%,
4/25/2035(b)(c) 15,000 16,051
(SOFR + 1.42%), 5.28%,
7/26/2035(c) 25,000 25,794
American Honda Finance
Corp. ,
2.25%, 1/12/2029 50,000 47,134
1.80%, 1/13/2031 20,000 17,580
4.90%, 1/10/2034 30,000 30,331
Capital One Financial Corp. ,
3.75%, 3/9/2027 50,000 49,739
(SOFR + 2.06%), 4.93%,
5/10/2028(c) 45,000 45,432
(SOFR + 2.64%), 6.31%,
6/8/2029(b)(c) 50,000 52,406
(SOFR + 3.07%), 7.62%,
10/30/2031(c) 20,000 22,556
(SOFR + 2.60%), 5.82%,
2/1/2034(c) 25,000 26,262
(SOFR + 2.86%), 6.38%,
6/8/2034(b)(c) 45,000 48,705
(United States SOFR
Compounded Index
+ 3.37%), 7.96%,
11/2/2034(b)(c) 10,000 11,796
(SOFR + 1.99%), 5.88%,
7/26/2035(c) 20,000 20,943
Caterpillar Financial Services
Corp. ,
5.00%, 5/14/2027(b) 100,000 101,675
Ford Motor Credit Co. LLC ,
7.35%, 11/4/2027 200,000 208,859
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
General Motors Financial Co.,
Inc. ,
2.35%, 2/26/2027 50,000 48,792
4.30%, 4/6/2029 25,000 24,915
5.85%, 4/6/2030 75,000 78,695
5.95%, 4/4/2034 30,000 31,372
5.90%, 1/7/2035 25,000 26,043
John Deere Capital Corp. ,
1.75%, 3/9/2027 50,000 48,619
PACCAR Financial Corp. ,
Series R, 4.50%,
11/25/2026 30,000 30,194
Synchrony Financial ,
(SOFR + 1.68%), 5.45%,
3/6/2031(b)(c) 25,000 25,431
2.88%, 10/28/2031 25,000 22,196
Toyota Motor Credit Corp. ,
3.05%, 3/22/2027(b) 40,000 39,554
4.35%, 10/8/2027 40,000 40,349
3.65%, 1/8/2029(b) 40,000 39,593
4.45%, 6/29/2029(b) 50,000 50,570
3.38%, 4/1/2030(b) 25,000 24,256
4.80%, 1/5/2034 40,000 40,819
1,795,699
Consumer Staples Distribution & Retail 0 .2%
Costco Wholesale Corp. ,
1.60%, 4/20/2030 75,000 67,796
Dollar General Corp. ,
4.13%, 4/3/2050 30,000 23,697
Dollar Tree, Inc. ,
2.65%, 12/1/2031 25,000 22,329
3.38%, 12/1/2051 25,000 17,078
Kroger Co. (The) ,
7.50%, 4/1/2031 90,000 103,029
4.65%, 1/15/2048 25,000 21,796
5.65%, 9/15/2064 25,000 24,363
Sysco Corp. ,
6.60%, 4/1/2050 50,000 55,344
Target Corp. ,
2.65%, 9/15/2030 75,000 70,108
3.90%, 11/15/2047(b) 25,000 19,922
4.80%, 1/15/2053 30,000 27,229
Walmart, Inc. ,
1.80%, 9/22/2031 100,000 88,424
4.90%, 4/28/2035 15,000 15,425
2.65%, 9/22/2051 50,000 32,015
4.50%, 9/9/2052(b) 20,000 17,974
606,529
Containers & Packaging 0 .1%
International Paper Co. ,
4.40%, 8/15/2047 25,000 20,901
Sonoco Products Co. ,
2.25%, 2/1/2027 45,000 43,865
2.85%, 2/1/2032 50,000 44,857
WRKCo, Inc. ,
4.20%, 6/1/2032 40,000 38,899
148,522

10 - Statement of Investments - October 31, 2025 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Consumer Services 0 .1%
California Institute of
Technology ,
3.65%, 9/1/2119 20,000 13,107
Massachusetts Institute of
Technology ,
Series G, 2.29%, 7/1/2051 100,000 58,685
Northwestern University ,
Series 2017, 3.66%,
12/1/2057 12,000 8,981
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 50,000 37,447
University of Notre Dame du
Lac ,
Series 2017, 3.39%,
2/15/2048 30,000 22,723
Yale University ,
Series 2020, 2.40%,
4/15/2050 26,000 15,866
156,809
Diversified REITs 0 .1%
Digital Realty Trust LP ,
4.45%, 7/15/2028 100,000 100,616
GLP Capital LP ,
5.63%, 9/15/2034 25,000 25,276
Simon Property Group LP ,
2.65%, 2/1/2032 100,000 89,694
4.75%, 3/15/2042 60,000 55,521
VICI Properties LP ,
4.75%, 2/15/2028 10,000 10,087
5.13%, 5/15/2032 10,000 10,080
5.63%, 4/1/2035 15,000 15,300
5.63%, 5/15/2052(b) 20,000 18,945
WP Carey, Inc. ,
3.85%, 7/15/2029 50,000 49,124
374,643
Diversified Telecommunication Services 0 .6%
AT&T, Inc. ,
2.30%, 6/1/2027 60,000 58,320
1.65%, 2/1/2028 20,000 18,959
4.30%, 2/15/2030 50,000 49,986
2.75%, 6/1/2031 80,000 73,287
2.25%, 2/1/2032 100,000 87,477
2.55%, 12/1/2033 152,000 129,097
3.50%, 6/1/2041(b) 70,000 55,385
3.65%, 6/1/2051 30,000 21,559
3.50%, 9/15/2053 80,000 54,742
3.55%, 9/15/2055 25,000 17,143
3.65%, 9/15/2059 228,000 154,490
Bell Canada ,
4.30%, 7/29/2049 10,000 8,063
British Telecommunications
plc ,
9.62%, 12/15/2030(e) 35,000 42,818
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(e) 50,000 58,834
Orange SA ,
5.50%, 2/6/2044 50,000 49,855
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Sprint Capital Corp. ,
6.88%, 11/15/2028 100,000 107,437
Telefonica Emisiones SA ,
7.05%, 6/20/2036 100,000 112,743
Verizon Communications, Inc. ,
4.33%, 9/21/2028 40,000 40,215
1.75%, 1/20/2031 100,000 87,417
4.50%, 8/10/2033(b) 80,000 78,604
4.78%, 2/15/2035 30,000 29,395
5.25%, 4/2/2035 25,000 25,286
3.85%, 11/1/2042(b) 135,000 109,398
2.88%, 11/20/2050 50,000 31,552
2.99%, 10/30/2056 210,000 127,577
1,629,639
Electric Utilities 1 .6%
AEP Transmission Co. LLC ,
3.75%, 12/1/2047(b) 10,000 7,807
Series O, 4.50%, 6/15/2052 50,000 43,232
American Electric Power Co.,
Inc. ,
5.63%, 3/1/2033(b) 40,000 42,155
Appalachian Power Co. ,
Series Y, 4.50%, 3/1/2049 15,000 12,587
Arizona Public Service Co. ,
2.20%, 12/15/2031(b) 100,000 87,775
CenterPoint Energy Houston
Electric LLC ,
3.95%, 3/1/2048(b) 50,000 40,331
Commonwealth Edison Co. ,
5.30%, 2/1/2053 90,000 87,716
Connecticut Light and Power
Co. (The) ,
5.25%, 1/15/2053 25,000 24,226
Dominion Energy South
Carolina, Inc. ,
Series 2025, 5.30%,
1/15/2035(b) 25,000 25,997
DTE Electric Co. ,
Series A, 3.00%,
3/1/2032(b) 10,000 9,242
3.70%, 3/15/2045 80,000 63,815
Series B, 3.65%, 3/1/2052 10,000 7,545
Duke Energy Corp. ,
5.75%, 9/15/2033 25,000 26,556
5.45%, 6/15/2034(b) 35,000 36,490
3.30%, 6/15/2041 50,000 38,767
4.20%, 6/15/2049 70,000 56,259
5.00%, 8/15/2052(b) 50,000 45,161
5.80%, 6/15/2054(b) 50,000 50,503
Duke Energy Florida LLC ,
3.20%, 1/15/2027 40,000 39,692
Duke Energy Ohio, Inc. ,
3.70%, 6/15/2046 75,000 58,384
Duke Energy Progress LLC ,
5.25%, 3/15/2033 50,000 52,185
5.05%, 3/15/2035 25,000 25,495
Entergy Arkansas LLC ,
5.30%, 9/15/2033 50,000 52,050
4.20%, 4/1/2049 50,000 41,056
Entergy Louisiana LLC ,
4.00%, 3/15/2033(b) 50,000 48,191

Nationwide Bond Index Fund - October 31, 2025 - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Entergy Mississippi LLC ,
5.80%, 4/15/2055 25,000 25,656
Entergy Texas, Inc. ,
5.00%, 9/15/2052 25,000 22,767
Evergy Metro, Inc. ,
Series 2019, 4.13%,
4/1/2049 50,000 40,570
Eversource Energy ,
5.95%, 7/15/2034(b) 25,000 26,577
3.45%, 1/15/2050 45,000 32,688
Exelon Corp. ,
4.05%, 4/15/2030 75,000 74,308
5.45%, 3/15/2034 20,000 20,800
5.63%, 6/15/2035 100,000 104,711
5.88%, 3/15/2055 25,000 25,572
FirstEnergy Corp. ,
Series B, 2.25%, 9/1/2030 30,000 27,093
Series C, 3.40%, 3/1/2050 15,000 10,505
Florida Power & Light Co. ,
5.25%, 2/1/2041 45,000 45,316
4.13%, 6/1/2048 40,000 33,233
Georgia Power Co. ,
4.65%, 5/16/2028 100,000 101,503
4.95%, 5/17/2033 100,000 102,080
4.30%, 3/15/2042 50,000 44,316
Idaho Power Co. ,
5.80%, 4/1/2054 25,000 25,865
Kentucky Utilities Co. ,
5.13%, 11/1/2040 50,000 49,385
NextEra Energy Capital
Holdings, Inc. ,
1.88%, 1/15/2027 45,000 43,864
4.63%, 7/15/2027 25,000 25,234
2.75%, 11/1/2029(b) 50,000 47,425
2.44%, 1/15/2032 25,000 22,127
5.05%, 2/28/2033 40,000 40,905
5.25%, 3/15/2034 30,000 30,822
5.45%, 3/15/2035 50,000 51,772
5.55%, 3/15/2054(b) 50,000 49,272
Northern States Power Co. ,
4.13%, 5/15/2044 50,000 42,825
5.10%, 5/15/2053 25,000 23,948
Ohio Power Co. ,
5.00%, 6/1/2033 100,000 101,559
4.15%, 4/1/2048 50,000 39,813
Oklahoma Gas and Electric
Co. ,
5.40%, 1/15/2033 30,000 31,456
Oncor Electric Delivery Co.
LLC ,
4.30%, 5/15/2028 20,000 20,120
5.30%, 6/1/2042(b) 50,000 49,480
4.60%, 6/1/2052 25,000 21,528
Pacific Gas and Electric Co. ,
4.20%, 3/1/2029 40,000 39,592
2.50%, 2/1/2031 250,000 223,764
5.80%, 5/15/2034 20,000 20,727
4.50%, 7/1/2040(b) 50,000 43,466
4.95%, 7/1/2050 50,000 43,037
6.75%, 1/15/2053 20,000 21,602
PacifiCorp ,
5.45%, 2/15/2034 20,000 20,561
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
PacifiCorp,
6.00%, 1/15/2039 25,000 26,440
5.50%, 5/15/2054(b) 25,000 23,600
5.80%, 1/15/2055 25,000 24,416
PG&E Recovery Funding LLC ,
Series A-2, 5.23%, 6/1/2042 50,000 51,433
Public Service Co. of
Oklahoma ,
5.20%, 1/15/2035 25,000 25,303
Public Service Electric and
Gas Co. ,
3.95%, 5/1/2042 100,000 84,818
5.45%, 8/1/2053 25,000 25,060
Southern California Edison
Co. ,
5.30%, 3/1/2028 50,000 50,959
5.45%, 3/1/2035 25,000 25,343
Series 08-A, 5.95%,
2/1/2038 30,000 30,741
4.00%, 4/1/2047 25,000 19,074
Series B, 4.88%, 3/1/2049 50,000 42,714
5.88%, 12/1/2053 40,000 38,934
Southern Co. (The) ,
4.85%, 3/15/2035 25,000 24,753
4.40%, 7/1/2046(b) 80,000 68,544
Tampa Electric Co. ,
3.63%, 6/15/2050 40,000 29,500
Union Electric Co. ,
2.63%, 3/15/2051 100,000 61,693
Virginia Electric and Power
Co. ,
Series A, 3.50%, 3/15/2027 40,000 39,719
Series B, 3.75%, 5/15/2027 25,000 24,881
2.30%, 11/15/2031 50,000 44,202
5.30%, 8/15/2033 100,000 103,755
5.05%, 8/15/2034(b) 25,000 25,369
Series A, 6.00%,
5/15/2037(b) 35,000 37,819
4.45%, 2/15/2044 10,000 8,802
Series C, 4.63%, 5/15/2052 25,000 21,658
5.45%, 4/1/2053 25,000 24,367
5.35%, 1/15/2054(b) 20,000 19,282
Wisconsin Power and Light
Co. ,
3.00%, 7/1/2029 50,000 48,033
Xcel Energy, Inc. ,
6.50%, 7/1/2036 123,000 136,575
4,078,848
Electrical Equipment 0 .1%
Eaton Corp. ,
4.00%, 11/2/2032 100,000 97,999
Emerson Electric Co. ,
2.00%, 12/21/2028 40,000 37,710
Regal Rexnord Corp. ,
6.30%, 2/15/2030(b) 50,000 52,922
Rockwell Automation, Inc. ,
2.80%, 8/15/2061 5,000 3,012
191,643

12 - Statement of Investments - October 31, 2025 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electronic Equipment, Instruments & Components 0 .1%
Amphenol Corp. ,
2.80%, 2/15/2030 100,000 94,619
CDW LLC ,
3.57%, 12/1/2031(b) 30,000 27,970
Corning, Inc. ,
5.35%, 11/15/2048 40,000 39,202
161,791
Energy Equipment & Services 0 .1%
Baker Hughes Holdings LLC ,
2.06%, 12/15/2026 35,000 34,230
4.08%, 12/15/2047(b) 50,000 40,306
Halliburton Co. ,
5.00%, 11/15/2045 60,000 54,581
Helmerich & Payne, Inc. ,
4.85%, 12/1/2029 15,000 15,004
NOV, Inc. ,
3.95%, 12/1/2042 15,000 11,824
155,945
Entertainment 0 .1%
Netflix, Inc. ,
4.88%, 4/15/2028 25,000 25,515
Take-Two Interactive
Software, Inc. ,
4.00%, 4/14/2032 10,000 9,640
TWDC Enterprises 18 Corp. ,
2.95%, 6/15/2027 100,000 98,607
3.00%, 7/30/2046 35,000 24,632
Walt Disney Co. (The) ,
2.00%, 9/1/2029(b) 100,000 93,007
2.65%, 1/13/2031 50,000 46,577
3.50%, 5/13/2040 60,000 50,449
2.75%, 9/1/2049 25,000 16,212
364,639
Financial Services 0 .4%
Apollo Global Management,
Inc. ,
5.80%, 5/21/2054 45,000 45,264
Corebridge Financial, Inc. ,
3.85%, 4/5/2029 50,000 49,293
3.90%, 4/5/2032(b) 25,000 23,780
4.35%, 4/5/2042 20,000 17,327
Equitable Holdings, Inc. ,
5.00%, 4/20/2048(b) 20,000 18,376
Fidelity National Information
Services, Inc. ,
3.10%, 3/1/2041 30,000 22,407
Fiserv, Inc. ,
3.50%, 7/1/2029 50,000 48,115
2.65%, 6/1/2030 80,000 73,421
4.40%, 7/1/2049(b) 25,000 20,033
Global Payments, Inc. ,
2.15%, 1/15/2027 25,000 24,353
4.15%, 8/15/2049 30,000 22,718
Mastercard, Inc. ,
2.95%, 6/1/2029 50,000 48,334
2.00%, 11/18/2031 50,000 44,359
4.55%, 1/15/2035(b) 25,000 24,965
3.95%, 2/26/2048 25,000 20,706
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
National Rural Utilities
Cooperative Finance Corp. ,
3.40%, 2/7/2028 50,000 49,366
5.80%, 1/15/2033 50,000 53,659
ORIX Corp. ,
5.40%, 2/25/2035(b) 15,000 15,538
PayPal Holdings, Inc. ,
4.40%, 6/1/2032 20,000 19,956
5.25%, 6/1/2062(b) 25,000 23,666
Shell International Finance
BV ,
6.38%, 12/15/2038 150,000 169,752
Visa, Inc. ,
2.05%, 4/15/2030 50,000 46,096
4.30%, 12/14/2045(b) 70,000 61,954
Voya Financial, Inc. ,
5.00%, 9/20/2034 15,000 14,993
958,431
Food Products 0 .3%
Archer-Daniels-Midland Co. ,
2.90%, 3/1/2032(b) 25,000 22,948
Campbell's Co. (The) ,
4.15%, 3/15/2028 50,000 49,940
4.75%, 3/23/2035(b) 25,000 24,254
4.80%, 3/15/2048 10,000 8,886
Conagra Brands, Inc. ,
4.85%, 11/1/2028 75,000 75,827
5.40%, 11/1/2048(b) 15,000 13,735
General Mills, Inc. ,
2.88%, 4/15/2030(b) 100,000 94,211
Hershey Co. (The) ,
3.13%, 11/15/2049 25,000 17,407
J M Smucker Co. (The) ,
4.25%, 3/15/2035 40,000 37,787
6.50%, 11/15/2053(b) 25,000 27,656
JBS USA Holding Lux Sarl ,
3.00%, 5/15/2032 30,000 26,866
5.75%, 4/1/2033(b) 37,000 38,544
6.75%, 3/15/2034(b) 28,000 30,891
6.50%, 12/1/2052 15,000 15,560
Kraft Heinz Foods Co. ,
4.88%, 10/1/2049(b) 90,000 78,972
Mondelez International, Inc. ,
2.63%, 9/4/2050 50,000 30,306
Pilgrim's Pride Corp. ,
6.25%, 7/1/2033(b) 30,000 31,989
Tyson Foods, Inc. ,
5.10%, 9/28/2048 50,000 46,179
Unilever Capital Corp. ,
5.90%, 11/15/2032 50,000 54,708
726,666
Gas Utilities 0 .1%
Atmos Energy Corp. ,
4.13%, 10/15/2044(b) 50,000 42,659
2.85%, 2/15/2052 20,000 12,787
ONE Gas, Inc. ,
2.00%, 5/15/2030 20,000 18,276
Piedmont Natural Gas Co.,
Inc. ,
3.50%, 6/1/2029 25,000 24,442

Nationwide Bond Index Fund - October 31, 2025 - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Gas Utilities
Piedmont Natural Gas Co.,
Inc.,
3.35%, 6/1/2050 30,000 21,138
Southern California Gas Co. ,
6.35%, 11/15/2052 40,000 43,953
Southwest Gas Corp. ,
3.18%, 8/15/2051 25,000 17,340
Washington Gas Light Co. ,
3.65%, 9/15/2049 10,000 7,378
187,973
Ground Transportation 0 .4%
Burlington Northern Santa Fe
LLC ,
5.05%, 3/1/2041 60,000 59,442
4.90%, 4/1/2044 70,000 66,485
2.88%, 6/15/2052 25,000 16,078
Canadian National Railway
Co. ,
6.90%, 7/15/2028(b) 118,000 126,785
6.20%, 6/1/2036 30,000 33,536
Canadian Pacific Railway Co. ,
2.45%, 12/2/2031 50,000 44,612
3.10%, 12/2/2051 35,000 23,700
4.20%, 11/15/2069 25,000 19,186
6.13%, 9/15/2115 10,000 10,266
CSX Corp. ,
5.50%, 4/15/2041 50,000 51,276
3.95%, 5/1/2050 100,000 79,700
Norfolk Southern Corp. ,
2.30%, 5/15/2031 100,000 90,255
4.45%, 6/15/2045 50,000 44,069
5.35%, 8/1/2054 30,000 29,357
4.10%, 5/15/2121 30,000 21,081
Ryder System, Inc. ,
2.90%, 12/1/2026 90,000 88,809
Uber Technologies, Inc. ,
4.80%, 9/15/2034 30,000 30,006
Union Pacific Corp. ,
3.60%, 9/15/2037 20,000 17,817
3.25%, 2/5/2050 80,000 56,589
3.84%, 3/20/2060 90,000 66,614
5.15%, 1/20/2063 25,000 23,512
999,175
Health Care Equipment & Supplies 0 .2%
Abbott Laboratories ,
4.90%, 11/30/2046 45,000 43,198
Baxter International, Inc. ,
1.92%, 2/1/2027 70,000 68,006
2.27%, 12/1/2028(b) 50,000 46,932
Becton Dickinson & Co. ,
4.69%, 12/15/2044 44,000 39,489
Boston Scientific Corp. ,
4.70%, 3/1/2049(b) 34,000 31,050
DH Europe Finance II Sarl ,
2.60%, 11/15/2029 45,000 42,507
GE HealthCare Technologies,
Inc. ,
5.91%, 11/22/2032(b) 100,000 107,625
Koninklijke Philips NV ,
5.00%, 3/15/2042 20,000 18,907
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies
Medtronic, Inc. ,
4.63%, 3/15/2045(b) 50,000 45,989
Solventum Corp. ,
5.45%, 2/25/2027 15,000 15,221
5.60%, 3/23/2034 25,000 26,001
5.90%, 4/30/2054(b) 20,000 20,339
Stryker Corp. ,
5.20%, 2/10/2035 25,000 25,765
2.90%, 6/15/2050 25,000 16,778
547,807
Health Care Providers & Services 1 .1%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 21,000 17,774
Aetna, Inc. ,
4.75%, 3/15/2044 15,000 13,010
Ascension Health ,
Series B, 3.11%, 11/15/2039 40,000 31,804
Baylor Scott & White Holdings ,
Series 2021, 2.84%,
11/15/2050 20,000 13,062
Cardinal Health, Inc. ,
4.37%, 6/15/2047(b) 50,000 42,045
Cencora, Inc. ,
4.25%, 3/1/2045(b) 30,000 25,399
Centene Corp. ,
3.00%, 10/15/2030 80,000 71,371
2.50%, 3/1/2031 40,000 34,423
Children's Health System of
Texas ,
2.51%, 8/15/2050 10,000 6,017
Cigna Group (The) ,
3.05%, 10/15/2027 30,000 29,447
4.38%, 10/15/2028 50,000 50,314
2.38%, 3/15/2031 25,000 22,517
4.80%, 8/15/2038 50,000 47,587
3.40%, 3/15/2050 95,000 66,578
CommonSpirit Health ,
2.78%, 10/1/2030(b) 62,000 57,590
4.19%, 10/1/2049 25,000 20,191
CVS Health Corp. ,
3.63%, 4/1/2027 50,000 49,577
4.30%, 3/25/2028(b) 59,000 59,080
5.40%, 6/1/2029(b) 25,000 25,871
3.75%, 4/1/2030(b) 50,000 48,650
5.55%, 6/1/2031 25,000 26,238
2.13%, 9/15/2031(b) 90,000 78,442
5.70%, 6/1/2034(b) 25,000 26,146
4.78%, 3/25/2038 75,000 70,469
6.00%, 6/1/2044 25,000 25,322
5.05%, 3/25/2048 75,000 67,060
5.88%, 6/1/2053(b) 20,000 19,643
6.05%, 6/1/2054(b) 25,000 25,224
Elevance Health, Inc. ,
4.75%, 2/15/2033(b) 60,000 60,251
5.20%, 2/15/2035 25,000 25,508
4.65%, 8/15/2044 115,000 102,675
5.13%, 2/15/2053(b) 30,000 27,458
5.70%, 2/15/2055 30,000 29,650
HCA, Inc. ,
4.50%, 2/15/2027 250,000 250,364

14 - Statement of Investments - October 31, 2025 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
HCA, Inc.,
3.63%, 3/15/2032(b) 100,000 94,112
5.60%, 4/1/2034(b) 25,000 26,024
5.45%, 9/15/2034 25,000 25,723
5.50%, 6/15/2047 20,000 19,208
4.63%, 3/15/2052 70,000 58,093
6.00%, 4/1/2054(b) 20,000 20,275
6.10%, 4/1/2064(b) 25,000 25,272
Humana, Inc. ,
3.95%, 8/15/2049 50,000 37,433
5.75%, 4/15/2054 15,000 14,364
Kaiser Foundation Hospitals ,
4.15%, 5/1/2047 50,000 42,329
Series 2021, 3.00%,
6/1/2051 15,000 10,057
Laboratory Corp. of America
Holdings ,
2.95%, 12/1/2029 50,000 47,525
McKesson Corp. ,
3.95%, 2/16/2028 100,000 99,740
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 29,000 19,732
Northwell Healthcare, Inc. ,
4.26%, 11/1/2047(b) 20,000 16,680
NYU Langone Hospitals ,
4.78%, 7/1/2044 30,000 27,757
Piedmont Healthcare, Inc. ,
Series 2032, 2.04%,
1/1/2032 100,000 86,476
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 15,000 11,755
Quest Diagnostics, Inc. ,
4.20%, 6/30/2029 50,000 50,080
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 12,000 9,473
Sutter Health ,
Series 2018, 4.09%,
8/15/2048 36,000 29,867
UnitedHealth Group, Inc. ,
3.88%, 12/15/2028 100,000 99,589
4.80%, 1/15/2030 25,000 25,578
4.95%, 1/15/2032 25,000 25,597
4.50%, 4/15/2033(b) 75,000 74,378
5.15%, 7/15/2034 25,000 25,694
2.75%, 5/15/2040 60,000 44,885
3.05%, 5/15/2041(b) 50,000 38,165
5.50%, 7/15/2044 25,000 25,087
4.25%, 4/15/2047 60,000 50,355
3.25%, 5/15/2051 50,000 34,247
5.88%, 2/15/2053 20,000 20,538
5.63%, 7/15/2054(b) 25,000 24,871
3.13%, 5/15/2060 25,000 15,583
5.20%, 4/15/2063 30,000 27,468
5.75%, 7/15/2064 25,000 24,966
2,895,733
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care REITs 0 .2%
Alexandria Real Estate
Equities, Inc. ,
1.88%, 2/1/2033(b) 40,000 32,689
4.00%, 2/1/2050 50,000 37,680
Healthcare Realty Holdings
LP ,
3.10%, 2/15/2030(b) 50,000 47,217
Healthpeak OP LLC ,
2.88%, 1/15/2031(b) 50,000 46,095
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027 50,000 50,165
Ventas Realty LP ,
3.00%, 1/15/2030 70,000 66,314
Welltower OP LLC ,
3.10%, 1/15/2030 100,000 95,748
2.75%, 1/15/2032(b) 25,000 22,690
398,598
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts LP ,
Series H, 3.38%,
12/15/2029 50,000 47,555
Hotels, Restaurants & Leisure 0 .1%
Expedia Group, Inc. ,
3.80%, 2/15/2028(b) 25,000 24,806
3.25%, 2/15/2030(b) 15,000 14,319
Marriott International, Inc. ,
5.30%, 5/15/2034(b) 20,000 20,529
5.35%, 3/15/2035(b) 25,000 25,656
McDonald's Corp. ,
3.50%, 7/1/2027 100,000 99,206
4.95%, 3/3/2035 25,000 25,323
3.70%, 2/15/2042 40,000 32,942
4.88%, 12/9/2045 50,000 46,241
3.63%, 9/1/2049(b) 10,000 7,472
Starbucks Corp. ,
3.50%, 11/15/2050(b) 100,000 71,677
368,171
Household Durables 0 .1%
DR Horton, Inc. ,
5.50%, 10/15/2035 10,000 10,385
PulteGroup, Inc. ,
5.00%, 1/15/2027 100,000 100,746
Sekisui House US, Inc. ,
2.50%, 1/15/2031 50,000 44,329
155,460
Household Products 0 .1%
Church & Dwight Co., Inc. ,
5.00%, 6/15/2052 10,000 9,278
Colgate-Palmolive Co. ,
3.70%, 8/1/2047(b) 25,000 20,068
Kimberly-Clark Corp. ,
2.88%, 2/7/2050 25,000 16,880
Procter & Gamble Co. (The) ,
3.00%, 3/25/2030(b) 100,000 96,108
142,334

Nationwide Bond Index Fund - October 31, 2025 - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Power and Renewable Electricity Producers
0 .0%
†
AES Corp. (The) ,
2.45%, 1/15/2031(b) 40,000 36,244
Constellation Energy
Generation LLC ,
5.60%, 6/15/2042 25,000 25,334
5.75%, 3/15/2054(b) 20,000 20,291
Oglethorpe Power Corp. ,
5.05%, 10/1/2048 25,000 22,819
104,688
Industrial Conglomerates 0 .1%
3M Co. ,
3.63%, 10/15/2047 30,000 22,841
4.00%, 9/14/2048 40,000 32,640
Honeywell International, Inc. ,
1.10%, 3/1/2027 30,000 28,874
2.70%, 8/15/2029 50,000 47,675
3.81%, 11/21/2047 50,000 39,678
5.25%, 3/1/2054 30,000 28,741
Pentair Finance Sarl ,
5.90%, 7/15/2032 30,000 31,760
232,209
Industrial REITs 0 .1%
Prologis LP ,
2.88%, 11/15/2029 40,000 38,082
1.25%, 10/15/2030 60,000 52,232
5.13%, 1/15/2034(b) 30,000 30,817
2.13%, 10/15/2050 30,000 16,646
137,777
Insurance 0 .8%
Aflac, Inc. ,
3.60%, 4/1/2030 25,000 24,507
Alleghany Corp. ,
3.63%, 5/15/2030 25,000 24,430
Allstate Corp. (The) ,
5.55%, 5/9/2035 75,000 78,608
4.20%, 12/15/2046 10,000 8,416
American International Group,
Inc. ,
5.13%, 3/27/2033(b) 100,000 102,710
4.75%, 4/1/2048 10,000 8,992
American National Group,
Inc. ,
6.00%, 7/15/2035 25,000 25,398
Aon Global Ltd. ,
4.75%, 5/15/2045(b) 50,000 45,191
Aon North America, Inc. ,
5.75%, 3/1/2054 35,000 35,347
Arch Capital Group Ltd. ,
3.64%, 6/30/2050(b) 50,000 37,593
Arthur J Gallagher & Co. ,
5.45%, 7/15/2034 30,000 31,129
5.75%, 3/2/2053 20,000 19,971
5.55%, 2/15/2055(b) 25,000 24,285
Athene Holding Ltd. ,
4.13%, 1/12/2028(b) 100,000 99,698
6.15%, 4/3/2030 25,000 26,535
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Berkshire Hathaway Finance
Corp. ,
2.88%, 3/15/2032 100,000 93,239
4.40%, 5/15/2042 90,000 84,183
Brighthouse Financial, Inc. ,
5.63%, 5/15/2030 50,000 51,065
Brown & Brown, Inc. ,
4.90%, 6/23/2030 30,000 30,411
5.55%, 6/23/2035 25,000 25,731
Chubb INA Holdings LLC ,
4.35%, 11/3/2045(b) 50,000 44,441
CNA Financial Corp. ,
3.90%, 5/1/2029(b) 50,000 49,366
Enstar Group Ltd. ,
3.10%, 9/1/2031 40,000 35,842
Everest Reinsurance
Holdings, Inc. ,
3.50%, 10/15/2050(b) 25,000 17,664
Fairfax Financial Holdings
Ltd. ,
6.35%, 3/22/2054 10,000 10,580
Globe Life, Inc. ,
2.15%, 8/15/2030 50,000 45,161
Hartford Insurance Group, Inc.
(The) ,
6.10%, 10/1/2041(b) 30,000 32,251
Lincoln National Corp. ,
4.35%, 3/1/2048 17,000 13,928
Markel Group, Inc. ,
5.00%, 5/20/2049 50,000 45,069
Marsh & McLennan Cos., Inc. ,
5.40%, 9/15/2033 75,000 78,831
5.00%, 3/15/2035 25,000 25,362
4.90%, 3/15/2049 50,000 46,074
5.40%, 3/15/2055 30,000 29,533
MetLife, Inc. ,
5.70%, 6/15/2035 86,000 92,060
4.13%, 8/13/2042 50,000 43,025
5.00%, 7/15/2052(b) 25,000 23,345
Principal Financial Group, Inc. ,
3.70%, 5/15/2029 50,000 49,077
Progressive Corp. (The) ,
3.95%, 3/26/2050 50,000 40,360
Prudential Financial, Inc. ,
5.75%, 7/15/2033 10,000 10,800
5.20%, 3/14/2035(b) 20,000 20,542
6.63%, 6/21/2040 70,000 80,309
3.70%, 3/13/2051(b) 30,000 22,739
Reinsurance Group of
America, Inc. ,
5.75%, 9/15/2034(b) 25,000 26,097
Travelers Cos., Inc. (The) ,
5.35%, 11/1/2040 15,000 15,316
4.00%, 5/30/2047 15,000 12,414
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033 30,000 33,775
Unum Group ,
6.00%, 6/15/2054 10,000 10,073
Willis North America, Inc. ,
4.65%, 6/15/2027 50,000 50,305
2.95%, 9/15/2029 30,000 28,484

16 - Statement of Investments - October 31, 2025 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Willis North America, Inc.,
5.90%, 3/5/2054 25,000 25,336
1,935,598
Interactive Media & Services 0 .1%
Alphabet, Inc. ,
4.50%, 5/15/2035(b) 25,000 24,931
2.05%, 8/15/2050 25,000 14,131
Meta Platforms, Inc. ,
3.85%, 8/15/2032 100,000 96,442
4.75%, 8/15/2034 25,000 25,116
5.50%, 11/15/2045 50,000 49,568
4.45%, 8/15/2052 15,000 12,554
5.60%, 5/15/2053 35,000 34,712
5.40%, 8/15/2054(b) 25,000 24,074
4.65%, 8/15/2062 25,000 20,801
5.55%, 8/15/2064 25,000 24,207
326,536
IT Services 0 .2%
Accenture Capital, Inc. ,
4.25%, 10/4/2031(b) 40,000 39,929
4.50%, 10/4/2034 25,000 24,650
IBM International Capital Pte.
Ltd. ,
4.60%, 2/5/2027 100,000 100,674
International Business
Machines Corp. ,
4.50%, 2/6/2028 100,000 101,015
3.50%, 5/15/2029(b) 100,000 98,001
1.95%, 5/15/2030(b) 100,000 90,881
4.25%, 5/15/2049(b) 100,000 82,882
538,032
Leisure Products 0 .0%
†
Hasbro, Inc. ,
3.55%, 11/19/2026 20,000 19,865
3.90%, 11/19/2029(b) 50,000 48,882
68,747
Life Sciences Tools & Services 0 .1%
Agilent Technologies, Inc. ,
2.75%, 9/15/2029(b) 20,000 18,963
Danaher Corp. ,
2.60%, 10/1/2050 20,000 12,481
Revvity, Inc. ,
3.30%, 9/15/2029 50,000 47,932
Thermo Fisher Scientific, Inc. ,
1.75%, 10/15/2028 40,000 37,567
2.60%, 10/1/2029 65,000 61,452
2.80%, 10/15/2041 30,000 22,283
200,678
Machinery 0 .2%
Caterpillar, Inc. ,
3.25%, 9/19/2049(b) 25,000 18,225
Cummins, Inc. ,
5.45%, 2/20/2054 20,000 19,946
Deere & Co. ,
3.10%, 4/15/2030(b) 25,000 24,053
3.90%, 6/9/2042 100,000 87,058
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041 50,000 48,526
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery
Ingersoll Rand, Inc. ,
5.70%, 6/15/2054(b) 10,000 10,185
nVent Finance Sarl ,
5.65%, 5/15/2033(b) 50,000 52,306
Otis Worldwide Corp. ,
3.11%, 2/15/2040 50,000 39,112
Parker-Hannifin Corp. ,
3.25%, 6/14/2029(b) 100,000 97,174
Snap-on, Inc. ,
3.10%, 5/1/2050 25,000 17,391
Stanley Black & Decker, Inc. ,
3.00%, 5/15/2032 10,000 8,975
Westinghouse Air Brake
Technologies Corp. ,
4.70%, 9/15/2028(e) 20,000 20,243
443,194
Media 0 .4%
Charter Communications
Operating LLC ,
3.75%, 2/15/2028(b) 50,000 49,252
2.25%, 1/15/2029 25,000 23,259
2.80%, 4/1/2031 75,000 67,271
3.50%, 3/1/2042 50,000 35,390
5.75%, 4/1/2048 20,000 17,739
4.80%, 3/1/2050 30,000 23,477
3.70%, 4/1/2051 70,000 45,756
5.25%, 4/1/2053 50,000 40,706
3.85%, 4/1/2061 25,000 15,388
4.40%, 12/1/2061 25,000 16,936
Comcast Corp. ,
3.40%, 4/1/2030 20,000 19,328
1.50%, 2/15/2031(b) 100,000 86,441
4.80%, 5/15/2033 60,000 60,267
5.17%, 1/15/2037(d) 30,000 29,701
3.75%, 4/1/2040(b) 90,000 74,778
3.97%, 11/1/2047 96,000 73,774
4.70%, 10/15/2048(b) 45,000 38,501
2.89%, 11/1/2051 100,000 60,600
5.35%, 5/15/2053 25,000 23,202
2.94%, 11/1/2056 60,000 34,766
4.95%, 10/15/2058 12,000 10,305
2.99%, 11/1/2063 44,000 24,518
Fox Corp. ,
5.48%, 1/25/2039 50,000 50,273
Grupo Televisa SAB ,
8.50%, 3/11/2032 30,000 32,846
Paramount Global ,
5.50%, 5/15/2033 55,000 54,053
4.38%, 3/15/2043 50,000 37,867
Time Warner Cable LLC ,
6.75%, 6/15/2039 90,000 92,441
1,138,835
Metals & Mining 0 .2%
ArcelorMittal SA ,
6.55%, 11/29/2027 25,000 25,998
6.80%, 11/29/2032 25,000 27,842
Barrick North America Finance
LLC ,
5.70%, 5/30/2041 40,000 41,194

Nationwide Bond Index Fund - October 31, 2025 - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
BHP Billiton Finance USA Ltd. ,
5.10%, 9/8/2028 30,000 30,870
5.00%, 9/30/2043 50,000 48,150
Freeport-McMoRan, Inc. ,
5.45%, 3/15/2043(b) 25,000 24,253
Newmont Corp. ,
2.60%, 7/15/2032 60,000 54,412
Nucor Corp. ,
3.85%, 4/1/2052 40,000 30,936
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 80,000 85,670
Rio Tinto Finance USA plc ,
5.25%, 3/14/2035(b) 25,000 25,862
5.88%, 3/14/2065 35,000 36,631
Southern Copper Corp. ,
6.75%, 4/16/2040 50,000 57,087
Vale Overseas Ltd. ,
6.40%, 6/28/2054 25,000 26,045
514,950
Multi-Utilities 0 .3%
Ameren Corp. ,
5.00%, 1/15/2029(b) 20,000 20,487
Berkshire Hathaway Energy
Co. ,
6.13%, 4/1/2036 20,000 21,697
4.45%, 1/15/2049 50,000 42,851
4.25%, 10/15/2050 100,000 82,011
4.60%, 5/1/2053(b) 20,000 17,269
Black Hills Corp. ,
3.05%, 10/15/2029 25,000 23,788
Consolidated Edison Co. of
New York, Inc. ,
6.15%, 11/15/2052 45,000 48,550
3.70%, 11/15/2059 100,000 72,150
Consumers Energy Co. ,
3.75%, 2/15/2050 50,000 38,620
2.50%, 5/1/2060 25,000 14,218
DTE Energy Co. ,
4.88%, 6/1/2028 50,000 50,844
NiSource, Inc. ,
4.38%, 5/15/2047 50,000 42,309
5.00%, 6/15/2052 30,000 27,237
Puget Sound Energy, Inc. ,
3.25%, 9/15/2049 50,000 34,558
San Diego Gas & Electric Co. ,
6.00%, 6/1/2039 30,000 32,472
Sempra ,
3.70%, 4/1/2029 40,000 39,253
4.00%, 2/1/2048 50,000 38,774
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031(b) 50,000 43,899
WEC Energy Group, Inc. ,
1.80%, 10/15/2030 35,000 31,008
721,995
Office REITs 0 .0%
†
Boston Properties LP ,
2.45%, 10/1/2033(b) 30,000 24,640
5.75%, 1/15/2035 25,000 25,564
Corporate Bonds
Principal
Amount ($) Value ($)
Office REITs
Kilroy Realty LP ,
3.05%, 2/15/2030 50,000 46,083
96,287
Oil, Gas & Consumable Fuels 1 .7%
APA Corp. ,
6.10%, 2/15/2035(b) 25,000 25,458
BP Capital Markets America,
Inc. ,
4.23%, 11/6/2028(b) 75,000 75,441
1.75%, 8/10/2030 200,000 178,725
2.72%, 1/12/2032 100,000 91,025
4.89%, 9/11/2033 30,000 30,527
2.77%, 11/10/2050 60,000 37,990
BP Capital Markets plc ,
3.28%, 9/19/2027 60,000 59,286
Canadian Natural Resources
Ltd. ,
6.25%, 3/15/2038 35,000 37,349
Cenovus Energy, Inc. ,
6.75%, 11/15/2039(b) 5,000 5,514
3.75%, 2/15/2052 35,000 24,885
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027(b) 100,000 101,024
2.74%, 12/31/2039(b) 25,000 21,066
Cheniere Energy Partners LP ,
4.00%, 3/1/2031 50,000 48,276
Chevron Corp. ,
2.00%, 5/11/2027(b) 75,000 73,021
ConocoPhillips Co. ,
5.00%, 1/15/2035(b) 25,000 25,322
3.76%, 3/15/2042 30,000 24,735
5.30%, 5/15/2053 25,000 23,693
4.03%, 3/15/2062 60,000 44,565
Coterra Energy, Inc. ,
5.60%, 3/15/2034(b) 25,000 25,600
Devon Energy Corp. ,
4.50%, 1/15/2030(b) 50,000 50,116
5.00%, 6/15/2045 25,000 21,614
5.75%, 9/15/2054(b) 25,000 23,008
Diamondback Energy, Inc. ,
5.40%, 4/18/2034 15,000 15,292
5.55%, 4/1/2035 25,000 25,650
4.25%, 3/15/2052(b) 25,000 19,694
5.75%, 4/18/2054(b) 15,000 14,455
5.90%, 4/18/2064 10,000 9,581
Eastern Gas Transmission &
Storage, Inc. ,
4.60%, 12/15/2044 25,000 22,023
Enbridge Energy Partners LP ,
7.38%, 10/15/2045(b) 50,000 59,093
Enbridge, Inc. ,
5.70%, 3/8/2033 40,000 42,132
6.70%, 11/15/2053 35,000 39,024
Energy Transfer LP ,
4.20%, 4/15/2027 40,000 39,957
5.55%, 2/15/2028(b) 50,000 51,419
5.25%, 4/15/2029(b) 100,000 102,802
3.75%, 5/15/2030(b) 150,000 145,535
5.60%, 9/1/2034 40,000 41,143
5.30%, 4/15/2047 25,000 22,481

18 - Statement of Investments - October 31, 2025 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Energy Transfer LP,
5.40%, 10/1/2047 25,000 22,612
5.00%, 5/15/2050 100,000 84,804
Enterprise Products Operating
LLC ,
2.80%, 1/31/2030 30,000 28,409
4.95%, 2/15/2035 25,000 25,264
4.45%, 2/15/2043 45,000 39,985
4.95%, 10/15/2054 130,000 117,768
EOG Resources, Inc. ,
5.65%, 12/1/2054(b) 25,000 25,000
Equinor ASA ,
3.70%, 4/6/2050 100,000 77,607
Exxon Mobil Corp. ,
3.00%, 8/16/2039(b) 50,000 40,133
4.11%, 3/1/2046 45,000 38,336
Hess Corp. ,
4.30%, 4/1/2027 100,000 100,294
5.60%, 2/15/2041(b) 25,000 26,155
Kinder Morgan Energy
Partners LP ,
5.80%, 3/15/2035 30,000 31,530
5.00%, 3/1/2043 40,000 36,891
Kinder Morgan, Inc. ,
4.80%, 2/1/2033 50,000 50,028
5.40%, 2/1/2034 35,000 36,016
5.55%, 6/1/2045 50,000 48,622
5.45%, 8/1/2052(b) 25,000 23,612
Marathon Petroleum Corp. ,
3.80%, 4/1/2028 50,000 49,472
4.50%, 4/1/2048(b) 30,000 24,339
MPLX LP ,
4.00%, 3/15/2028 75,000 74,649
5.40%, 4/1/2035 25,000 25,153
4.50%, 4/15/2038 25,000 22,667
5.20%, 12/1/2047(b) 30,000 26,919
4.70%, 4/15/2048(b) 50,000 41,861
4.95%, 3/14/2052 10,000 8,530
Occidental Petroleum Corp. ,
6.63%, 9/1/2030 50,000 53,676
6.45%, 9/15/2036 50,000 53,080
6.60%, 3/15/2046 20,000 20,928
ONEOK, Inc. ,
5.80%, 11/1/2030 75,000 78,858
6.05%, 9/1/2033(b) 30,000 31,787
5.05%, 11/1/2034 20,000 19,715
4.25%, 9/15/2046 30,000 23,534
5.20%, 7/15/2048(b) 30,000 26,748
6.63%, 9/1/2053 20,000 21,046
5.70%, 11/1/2054(b) 20,000 18,713
5.85%, 11/1/2064 20,000 18,837
Ovintiv, Inc. ,
6.50%, 2/1/2038 30,000 31,461
Phillips 66 ,
5.88%, 5/1/2042 60,000 61,061
3.30%, 3/15/2052 30,000 19,912
Plains All American Pipeline
LP ,
4.70%, 6/15/2044(b) 50,000 42,752
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 250,000 251,440
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Shell Finance US, Inc. ,
4.38%, 5/11/2045 25,000 21,895
South Bow USA Infrastructure
Holdings LLC ,
5.58%, 10/1/2034 15,000 15,056
Suncor Energy, Inc. ,
4.00%, 11/15/2047(b) 10,000 7,692
3.75%, 3/4/2051(b) 25,000 18,016
Targa Resources Corp. ,
5.20%, 7/1/2027 25,000 25,381
6.13%, 3/15/2033 30,000 31,974
6.25%, 7/1/2052 25,000 25,524
TotalEnergies Capital
International SA ,
3.46%, 2/19/2029 100,000 98,138
3.46%, 7/12/2049 25,000 18,402
TotalEnergies Capital SA ,
5.64%, 4/5/2064(b) 30,000 29,827
TransCanada PipeLines Ltd. ,
6.20%, 10/15/2037 50,000 53,833
5.10%, 3/15/2049 35,000 32,872
Valero Energy Corp. ,
6.63%, 6/15/2037 50,000 55,291
Western Midstream Operating
LP ,
4.05%, 2/1/2030(e) 30,000 29,304
5.25%, 2/1/2050(e) 20,000 17,245
Williams Cos., Inc. (The) ,
5.30%, 8/15/2028(b) 75,000 77,223
2.60%, 3/15/2031 25,000 22,709
6.30%, 4/15/2040 25,000 26,926
5.40%, 3/4/2044 50,000 48,473
5.80%, 11/15/2054(b) 25,000 25,084
4,279,590
Paper & Forest Products 0 .0%
†
Georgia-Pacific LLC ,
8.88%, 5/15/2031 50,000 60,785
Suzano Austria GmbH ,
3.75%, 1/15/2031(b) 70,000 66,252
127,037
Passenger Airlines 0 .0%
†
Southwest Airlines Co. ,
2.63%, 2/10/2030 25,000 23,044
Personal Care Products 0 .0%
†
Estee Lauder Cos., Inc. (The) ,
3.13%, 12/1/2049 15,000 10,002
Kenvue, Inc. ,
4.90%, 3/22/2033(b) 100,000 101,051
111,053
Pharmaceuticals 0 .9%
AstraZeneca plc ,
3.13%, 6/12/2027 30,000 29,682
1.38%, 8/6/2030(b) 75,000 66,310
4.38%, 8/17/2048 45,000 39,889
Bristol-Myers Squibb Co. ,
1.13%, 11/13/2027 40,000 37,957
3.90%, 2/20/2028(b) 75,000 74,973
3.40%, 7/26/2029 30,000 29,305
5.20%, 2/22/2034(b) 40,000 41,555

Nationwide Bond Index Fund - October 31, 2025 - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Bristol-Myers Squibb Co.,
4.13%, 6/15/2039(b) 40,000 36,342
3.55%, 3/15/2042(b) 50,000 40,523
6.25%, 11/15/2053(b) 20,000 21,853
5.55%, 2/22/2054 50,000 49,750
3.90%, 3/15/2062 45,000 33,093
Eli Lilly & Co. ,
4.50%, 2/9/2027 20,000 20,160
4.20%, 8/14/2029 40,000 40,313
4.70%, 2/9/2034 30,000 30,352
5.10%, 2/12/2035(b) 40,000 41,411
2.25%, 5/15/2050 35,000 20,511
5.00%, 2/9/2054 15,000 14,237
5.05%, 8/14/2054 25,000 23,818
4.95%, 2/27/2063 30,000 27,686
5.10%, 2/9/2064(b) 15,000 14,181
GlaxoSmithKline Capital, Inc. ,
5.38%, 4/15/2034 90,000 95,296
Johnson & Johnson ,
4.95%, 5/15/2033 87,000 91,619
3.63%, 3/3/2037 70,000 63,733
3.70%, 3/1/2046 25,000 20,565
Merck & Co., Inc. ,
4.30%, 5/17/2030(b) 100,000 100,847
4.15%, 5/18/2043 100,000 87,151
4.00%, 3/7/2049 70,000 57,014
Novartis Capital Corp. ,
2.20%, 8/14/2030 100,000 92,199
2.75%, 8/14/2050 20,000 13,186
Pfizer Investment Enterprises
Pte. Ltd. ,
4.45%, 5/19/2028 70,000 70,732
4.65%, 5/19/2030 100,000 102,045
4.75%, 5/19/2033 65,000 65,786
5.30%, 5/19/2053 80,000 77,384
5.34%, 5/19/2063 40,000 37,950
Pfizer, Inc. ,
1.75%, 8/18/2031(b) 100,000 88,024
3.90%, 3/15/2039 60,000 53,333
4.13%, 12/15/2046(b) 50,000 41,903
Royalty Pharma plc ,
3.55%, 9/2/2050 40,000 28,211
Sanofi SA ,
3.63%, 6/19/2028 25,000 24,859
Takeda Pharmaceutical Co.
Ltd. ,
5.30%, 7/5/2034 200,000 206,145
Utah Acquisition Sub, Inc. ,
5.25%, 6/15/2046 20,000 16,550
Viatris, Inc. ,
4.00%, 6/22/2050 50,000 33,678
Zoetis, Inc. ,
4.70%, 2/1/2043(b) 50,000 46,374
2,248,485
Professional Services 0 .1%
Automatic Data Processing,
Inc. ,
1.25%, 9/1/2030 100,000 87,892
Concentrix Corp. ,
6.85%, 8/2/2033 20,000 20,380
Corporate Bonds
Principal
Amount ($) Value ($)
Professional Services
Jacobs Engineering Group,
Inc. ,
6.35%, 8/18/2028(b) 25,000 26,371
134,643
Real Estate Management & Development 0 .0%
†
CBRE Services, Inc. ,
5.50%, 6/15/2035 15,000 15,476
Residential REITs 0 .2%
American Homes 4 Rent LP ,
5.50%, 2/1/2034(b) 25,000 25,814
AvalonBay Communities, Inc. ,
5.35%, 6/1/2034 10,000 10,406
3.90%, 10/15/2046(b) 15,000 12,146
Camden Property Trust ,
3.35%, 11/1/2049 10,000 7,182
ERP Operating LP ,
2.85%, 11/1/2026 200,000 197,677
Essex Portfolio LP ,
3.00%, 1/15/2030 50,000 47,351
Invitation Homes Operating
Partnership LP ,
5.50%, 8/15/2033 40,000 41,655
Mid-America Apartments LP ,
4.95%, 3/1/2035 25,000 25,251
Store Capital LLC ,
2.70%, 12/1/2031 50,000 43,856
UDR, Inc. ,
3.20%, 1/15/2030 50,000 47,849
459,187
Retail REITs 0 .1%
Brixmor Operating Partnership
LP ,
4.13%, 5/15/2029(b) 50,000 49,537
Federal Realty OP LP ,
3.20%, 6/15/2029 20,000 19,174
Kimco Realty OP LLC ,
4.45%, 9/1/2047 50,000 43,406
NNN REIT, Inc. ,
3.50%, 4/15/2051 25,000 17,739
Realty Income Corp. ,
3.25%, 6/15/2029 90,000 87,213
4.00%, 7/15/2029 25,000 24,878
5.13%, 2/15/2034(b) 15,000 15,368
5.13%, 4/15/2035 25,000 25,414
Regency Centers LP ,
2.95%, 9/15/2029 25,000 23,923
306,652
Semiconductors & Semiconductor Equipment 0 .6%
Analog Devices, Inc. ,
2.10%, 10/1/2031 65,000 57,397
Applied Materials, Inc. ,
5.85%, 6/15/2041 50,000 53,351
Broadcom, Inc. ,
5.05%, 7/12/2027 40,000 40,663
4.15%, 11/15/2030 128,000 127,351
3.47%, 4/15/2034 35,000 32,059
4.93%, 5/15/2037(d) 100,000 99,568
3.50%, 2/15/2041 50,000 41,340
3.75%, 2/15/2051(b) 50,000 39,001

20 - Statement of Investments - October 31, 2025 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Intel Corp. ,
3.75%, 3/25/2027 50,000 49,687
4.88%, 2/10/2028 35,000 35,483
5.13%, 2/10/2030(b) 50,000 51,368
5.20%, 2/10/2033(b) 50,000 50,922
2.80%, 8/12/2041(b) 45,000 31,673
3.73%, 12/8/2047 30,000 22,053
3.05%, 8/12/2051 75,000 47,531
5.70%, 2/10/2053(b) 20,000 19,228
3.10%, 2/15/2060 35,000 20,447
5.90%, 2/10/2063(b) 25,000 24,419
KLA Corp. ,
3.30%, 3/1/2050 50,000 35,659
Lam Research Corp. ,
2.88%, 6/15/2050 35,000 23,237
Micron Technology, Inc. ,
5.88%, 9/15/2033(b) 50,000 53,246
NVIDIA Corp. ,
3.50%, 4/1/2050(b) 40,000 30,555
NXP BV ,
4.30%, 6/18/2029 50,000 49,864
5.00%, 1/15/2033 50,000 50,468
QUALCOMM, Inc. ,
1.65%, 5/20/2032(b) 100,000 84,991
4.65%, 5/20/2035 100,000 100,356
Texas Instruments, Inc. ,
4.15%, 5/15/2048(b) 45,000 37,602
5.00%, 3/14/2053(b) 35,000 32,927
TSMC Arizona Corp. ,
2.50%, 10/25/2031(b) 200,000 182,219
1,524,665
Software 0 .5%
Adobe, Inc. ,
4.80%, 4/4/2029(b) 30,000 30,767
Intuit, Inc. ,
5.50%, 9/15/2053 15,000 15,065
Microsoft Corp. ,
3.50%, 2/12/2035 65,000 61,387
3.45%, 8/8/2036 30,000 27,423
3.70%, 8/8/2046 30,000 24,632
2.50%, 9/15/2050 50,000 31,233
2.92%, 3/17/2052 100,000 67,440
Oracle Corp. ,
3.25%, 11/15/2027 50,000 49,066
4.20%, 9/27/2029 25,000 24,797
4.65%, 5/6/2030(b) 80,000 80,585
2.88%, 3/25/2031(b) 50,000 45,577
6.25%, 11/9/2032 20,000 21,426
4.30%, 7/8/2034 100,000 93,722
4.70%, 9/27/2034 25,000 24,011
5.20%, 9/26/2035(b) 50,000 49,240
3.60%, 4/1/2040 100,000 78,313
3.60%, 4/1/2050 25,000 16,955
6.90%, 11/9/2052 20,000 21,325
5.55%, 2/6/2053(b) 70,000 62,881
5.38%, 9/27/2054 50,000 43,954
3.85%, 4/1/2060 100,000 66,100
5.50%, 9/27/2064 25,000 21,798
Roper Technologies, Inc. ,
1.75%, 2/15/2031 20,000 17,456
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Salesforce, Inc. ,
2.90%, 7/15/2051 50,000 32,623
ServiceNow, Inc. ,
1.40%, 9/1/2030 75,000 65,751
Synopsys, Inc. ,
4.55%, 4/1/2027 25,000 25,172
4.85%, 4/1/2030(b) 25,000 25,445
5.00%, 4/1/2032 25,000 25,526
5.15%, 4/1/2035 25,000 25,395
VMware LLC ,
3.90%, 8/21/2027(b) 25,000 24,938
2.20%, 8/15/2031 100,000 88,427
Workday, Inc. ,
3.80%, 4/1/2032(b) 30,000 28,669
1,317,099
Specialized REITs 0 .2%
American Tower Corp. ,
5.80%, 11/15/2028 50,000 52,129
3.70%, 10/15/2049(b) 30,000 22,564
2.95%, 1/15/2051 30,000 19,362
Crown Castle, Inc. ,
5.00%, 1/11/2028 90,000 91,225
2.25%, 1/15/2031(b) 30,000 26,730
4.00%, 11/15/2049 60,000 46,092
CubeSmart LP ,
2.25%, 12/15/2028 40,000 37,728
2.50%, 2/15/2032 45,000 39,771
Equinix, Inc. ,
3.20%, 11/18/2029 35,000 33,558
2.15%, 7/15/2030 100,000 90,423
Extra Space Storage LP ,
5.50%, 7/1/2030 30,000 31,273
5.40%, 2/1/2034 25,000 25,697
Public Storage Operating Co. ,
1.50%, 11/9/2026 25,000 24,399
2.25%, 11/9/2031 50,000 44,362
585,313
Specialty Retail 0 .3%
AutoNation, Inc. ,
2.40%, 8/1/2031 25,000 21,847
AutoZone, Inc. ,
4.75%, 2/1/2033 35,000 35,050
Home Depot, Inc. (The) ,
1.50%, 9/15/2028 30,000 28,113
2.95%, 6/15/2029(b) 40,000 38,648
2.70%, 4/15/2030 100,000 94,401
3.25%, 4/15/2032 25,000 23,413
5.88%, 12/16/2036 25,000 27,154
4.40%, 3/15/2045 50,000 44,113
4.50%, 12/6/2048 70,000 61,493
2.38%, 3/15/2051 20,000 11,701
5.30%, 6/25/2054 60,000 58,611
Lowe's Cos., Inc. ,
3.65%, 4/5/2029 50,000 49,172
3.75%, 4/1/2032 85,000 81,112
5.00%, 4/15/2040 30,000 29,108
4.05%, 5/3/2047 40,000 32,112
3.00%, 10/15/2050 30,000 19,463
4.25%, 4/1/2052 35,000 28,030
5.85%, 4/1/2063 25,000 25,156

Nationwide Bond Index Fund - October 31, 2025 - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
TJX Cos., Inc. (The) ,
3.88%, 4/15/2030(b) 100,000 99,525
808,222
Technology Hardware, Storage & Peripherals 0 .3%
Apple, Inc. ,
3.00%, 11/13/2027(b) 50,000 49,352
1.65%, 5/11/2030 25,000 22,639
1.65%, 2/8/2031 200,000 177,307
3.85%, 5/4/2043 50,000 42,613
4.38%, 5/13/2045 145,000 130,638
2.65%, 2/8/2051 50,000 31,702
2.80%, 2/8/2061 15,000 9,037
Dell International LLC ,
4.85%, 2/1/2035(b) 25,000 24,602
3.38%, 12/15/2041 25,000 19,277
8.35%, 7/15/2046 13,000 16,818
3.45%, 12/15/2051 25,000 17,516
Hewlett Packard Enterprise
Co. ,
4.40%, 9/25/2027(b) 30,000 30,117
5.00%, 10/15/2034 20,000 19,789
6.35%, 10/15/2045(e) 25,000 26,058
5.60%, 10/15/2054 15,000 14,178
HP, Inc. ,
4.00%, 4/15/2029(b) 10,000 9,887
6.00%, 9/15/2041 25,000 25,617
667,147
Textiles, Apparel & Luxury Goods 0 .0%
†
NIKE, Inc. ,
2.85%, 3/27/2030 50,000 47,575
3.38%, 11/1/2046 30,000 22,546
70,121
Tobacco 0 .3%
Altria Group, Inc. ,
2.45%, 2/4/2032 50,000 43,938
5.63%, 2/6/2035(b) 25,000 25,911
3.88%, 9/16/2046 65,000 49,509
3.70%, 2/4/2051 30,000 21,464
BAT Capital Corp. ,
4.39%, 8/15/2037 100,000 91,880
4.76%, 9/6/2049(b) 25,000 21,334
BAT International Finance plc ,
5.93%, 2/2/2029(b) 50,000 52,468
Philip Morris International,
Inc. ,
5.13%, 11/17/2027 20,000 20,404
5.63%, 11/17/2029 20,000 20,985
5.13%, 2/15/2030 75,000 77,422
5.38%, 2/15/2033 50,000 52,071
5.25%, 2/13/2034 30,000 30,922
4.13%, 3/4/2043 70,000 59,783
Reynolds American, Inc. ,
5.70%, 8/15/2035(b) 75,000 78,100
646,191
Trading Companies & Distributors 0 .1%
Air Lease Corp. ,
3.63%, 12/1/2027 150,000 147,777
3.13%, 12/1/2030 50,000 46,197
Corporate Bonds
Principal
Amount ($) Value ($)
Trading Companies & Distributors
Air Lease Corp.,
2.88%, 1/15/2032 30,000 26,862
GATX Corp. ,
4.00%, 6/30/2030 100,000 98,289
3.10%, 6/1/2051 15,000 9,741
328,866
Water Utilities 0 .0%
†
American Water Capital Corp. ,
4.30%, 9/1/2045 25,000 21,854
5.45%, 3/1/2054(b) 45,000 44,362
Essential Utilities, Inc. ,
3.35%, 4/15/2050 25,000 17,313
83,529
Wireless Telecommunication Services 0 .3%
America Movil SAB de CV ,
6.38%, 3/1/2035 83,000 92,091
Rogers Communications, Inc. ,
3.20%, 3/15/2027 10,000 9,858
5.00%, 3/15/2044(b) 100,000 91,587
T-Mobile USA, Inc. ,
3.75%, 4/15/2027 50,000 49,719
4.80%, 7/15/2028 20,000 20,330
3.38%, 4/15/2029 50,000 48,601
3.88%, 4/15/2030 100,000 97,950
2.55%, 2/15/2031 30,000 27,285
5.05%, 7/15/2033 20,000 20,336
4.70%, 1/15/2035(b) 25,000 24,518
5.30%, 5/15/2035 25,000 25,571
4.38%, 4/15/2040 50,000 44,921
4.50%, 4/15/2050 50,000 41,803
5.65%, 1/15/2053 30,000 29,508
5.75%, 1/15/2054 10,000 9,954
5.80%, 9/15/2062 25,000 24,979
Vodafone Group plc ,
6.15%, 2/27/2037 15,000 16,360
4.25%, 9/17/2050(b) 45,000 35,974
5.88%, 6/28/2064(b) 20,000 19,791
731,136
Total Corporate Bonds
(cost $63,048,218)
60,229,811
Foreign Government Securities 1 .7%
CANADA 0 .2%
Canada Government Bond ,
4.00%, 3/18/2030(b) 50,000 50,572
Province of Alberta ,
3.30%, 3/15/2028 50,000 49,497
Province of British Columbia ,
4.80%, 11/15/2028 50,000 51,501
3.90%, 8/27/2030 50,000 50,083
Province of New Brunswick ,
3.63%, 2/24/2028 50,000 49,771
Province of Ontario ,
3.70%, 9/17/2029 60,000 59,805
1.13%, 10/7/2030 200,000 175,526
Province of Quebec ,
3.63%, 4/13/2028 25,000 24,939

22 - Statement of Investments - October 31, 2025 - Nationwide Bond Index Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
CANADA
Province of Quebec
7.50%, 9/15/2029 50,000 56,557
4.63%, 8/28/2035 50,000 50,788
619,039
CHILE 0 .1%
Republic of Chile ,
3.10%, 1/22/2061 200,000 126,680
HUNGARY 0 .0%
†
Hungary Government Bond ,
7.63%, 3/29/2041 26,000 31,332
INDONESIA 0 .1%
Republic of Indonesia ,
1.85%, 3/12/2031 200,000 176,606
3.55%, 3/31/2032 200,000 189,972
366,578
ISRAEL 0 .2%
State of Israel Government
Bond ,
5.38%, 3/12/2029 200,000 206,002
4.50%, 1/17/2033 200,000 196,524
402,526
ITALY 0 .1%
Italian Republic Government
Bond ,
2.88%, 10/17/2029 200,000 191,455
MEXICO 0 .3%
United Mexican States ,
3.75%, 1/11/2028(b) 200,000 197,700
2.66%, 5/24/2031 200,000 178,760
3.50%, 2/12/2034 200,000 173,450
6.05%, 1/11/2040 36,000 36,450
5.00%, 4/27/2051 300,000 250,005
836,365
PANAMA 0 .1%
Republic of Panama ,
3.16%, 1/23/2030 200,000 187,230
6.70%, 1/26/2036 135,000 144,592
331,822
PERU 0 .1%
Republic of Peru ,
3.00%, 1/15/2034 120,000 104,424
5.38%, 2/8/2035 50,000 51,325
3.30%, 3/11/2041 120,000 93,360
249,109
PHILIPPINES 0 .1%
Republic of Philippines ,
6.38%, 10/23/2034 250,000 282,050
POLAND 0 .1%
Republic of Poland ,
4.88%, 2/12/2030 50,000 51,536
4.88%, 10/4/2033 50,000 50,887
5.38%, 2/12/2035 50,000 52,266
Foreign Government Securities
Principal
Amount ($) Value ($)
POLAND
Republic of Poland
5.50%, 3/18/2054 60,000 59,144
213,833
SOUTH KOREA 0 .1%
Export-Import Bank of Korea ,
4.50%, 1/11/2029 200,000 203,213
SWEDEN 0 .1%
Svensk Exportkredit AB ,
2.25%, 3/22/2027 200,000 195,850
URUGUAY 0 .1%
Oriental Republic of Uruguay ,
5.10%, 6/18/2050 100,000 96,450
4.98%, 4/20/2055 25,000 23,250
119,700
Total Foreign Government Securities
(cost $4,303,731)
4,169,552
Mortgage-Backed Securities 24 .2%
FHLMC Gold Pool
Pool# J18127
3.00%, 3/1/2027 8,220 8,151
Pool# J18702
3.00%, 3/1/2027 7,795 7,733
Pool# J19106
3.00%, 5/1/2027 4,049 4,010
Pool# C00566
7.50%, 12/1/2027 68 69
Pool# C18271
7.00%, 11/1/2028 270 282
Pool# C00678
7.00%, 11/1/2028 80 84
Pool# C00836
7.00%, 7/1/2029 81 84
Pool# C31285
7.00%, 9/1/2029 147 153
Pool# C37436
8.00%, 1/1/2030 254 267
Pool# C36429
7.00%, 2/1/2030 229 240
Pool# C36306
7.00%, 2/1/2030 151 158
Pool# C00921
7.50%, 2/1/2030 216 224
Pool# G01108
7.00%, 4/1/2030 65 68
Pool# J32255
3.00%, 7/1/2030 8,226 8,072
Pool# C41561
8.00%, 8/1/2030 768 788
Pool# C01051
8.00%, 9/1/2030 334 349
Pool# C43550
7.00%, 10/1/2030 522 546
Pool# C44017
7.50%, 10/1/2030 177 178

Nationwide Bond Index Fund - October 31, 2025 - Statement of Investments - 23
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C44957
8.00%, 11/1/2030 344 349
Pool# C01106
7.00%, 12/1/2030 1,439 1,505
Pool# C01103
7.50%, 12/1/2030 128 133
Pool# C46932
7.50%, 1/1/2031 267 270
Pool# C01116
7.50%, 1/1/2031 121 126
Pool# G01217
7.00%, 3/1/2031 1,468 1,535
Pool# C91366
4.50%, 4/1/2031 20,678 20,810
Pool# G18605
3.00%, 6/1/2031 3,517 3,442
Pool# C91377
4.50%, 6/1/2031 10,812 10,885
Pool# C53324
7.00%, 6/1/2031 658 689
Pool# C54792
7.00%, 7/1/2031 339 354
Pool# J35107
2.50%, 8/1/2031 9,869 9,543
Pool# G01309
7.00%, 8/1/2031 217 227
Pool# G01311
7.00%, 9/1/2031 1,384 1,447
Pool# C01222
7.00%, 9/1/2031 214 223
Pool# G01315
7.00%, 9/1/2031 53 55
Pool# J35522
2.50%, 10/1/2031 45,907 44,363
Pool# C58694
7.00%, 10/1/2031 1,867 1,952
Pool# C60012
7.00%, 11/1/2031 223 234
Pool# C61298
8.00%, 11/1/2031 940 955
Pool# J35957
2.50%, 12/1/2031 88,478 85,526
Pool# C61105
7.00%, 12/1/2031 2,203 2,304
Pool# C63171
7.00%, 1/1/2032 1,204 1,259
Pool# V61548
2.50%, 2/1/2032 98,496 95,072
Pool# G01391
7.00%, 4/1/2032 2,490 2,608
Pool# C01345
7.00%, 4/1/2032 1,097 1,147
Pool# C01370
8.00%, 4/1/2032 287 295
Pool# G16285
3.50%, 5/1/2032 6,983 6,908
Pool# C01381
8.00%, 5/1/2032 4,220 4,450
Pool# C68290
7.00%, 6/1/2032 1,068 1,117
Pool# C68300
7.00%, 6/1/2032 316 330
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G01449
7.00%, 7/1/2032 1,639 1,714
Pool# C69908
7.00%, 8/1/2032 8,144 8,516
Pool# C91558
3.50%, 9/1/2032 26,735 26,273
Pool# G16407
2.50%, 1/1/2033 33,624 32,421
Pool# G01536
7.00%, 3/1/2033 2,233 2,335
Pool# G30646
3.00%, 5/1/2033 49,673 48,133
Pool# G30642
3.00%, 5/1/2033 24,910 24,118
Pool# K90535
3.00%, 5/1/2033 9,797 9,495
Pool# A16419
6.50%, 11/1/2033 7,245 7,498
Pool# A16522
6.50%, 12/1/2033 3,592 3,722
Pool# A21356
6.50%, 4/1/2034 9,350 9,677
Pool# C01851
6.50%, 4/1/2034 8,627 8,945
Pool# A24301
6.50%, 5/1/2034 14,029 14,705
Pool# A22067
6.50%, 5/1/2034 5,464 5,663
Pool# A24988
6.50%, 7/1/2034 5,526 5,775
Pool# G01741
6.50%, 10/1/2034 2,343 2,455
Pool# G08023
6.50%, 11/1/2034 4,975 5,260
Pool# G08064
6.50%, 4/1/2035 3,310 3,499
Pool# G01947
7.00%, 5/1/2035 2,231 2,333
Pool# A39759
5.50%, 11/1/2035 2,239 2,327
Pool# A40376
5.50%, 12/1/2035 957 995
Pool# A42305
5.50%, 1/1/2036 3,008 3,148
Pool# A41548
7.00%, 1/1/2036 3,550 3,713
Pool# G08111
5.50%, 2/1/2036 6,164 6,425
Pool# A43861
5.50%, 3/1/2036 18,579 19,309
Pool# G08116
5.50%, 3/1/2036 7,516 7,834
Pool# A43534
6.50%, 3/1/2036 989 1,023
Pool# A48735
5.50%, 5/1/2036 3,826 3,977
Pool# G08136
6.50%, 6/1/2036 3,300 3,477
Pool# A53039
6.50%, 10/1/2036 24,984 26,200
Pool# C91982
3.50%, 3/1/2038 29,273 28,264

24 - Statement of Investments - October 31, 2025 - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G04251
6.50%, 4/1/2038 1,479 1,568
Pool# G04569
6.50%, 8/1/2038 1,924 2,020
Pool# A84252
6.50%, 1/1/2039 9,885 10,475
Pool# A84287
6.50%, 1/1/2039 5,708 6,048
Pool# G60342
4.50%, 5/1/2042 43,113 43,414
Pool# G07158
3.50%, 10/1/2042 47,145 44,934
Pool# Q12051
3.50%, 10/1/2042 46,137 44,035
Pool# G07163
3.50%, 10/1/2042 39,204 37,418
Pool# Q11532
3.50%, 10/1/2042 37,092 35,349
Pool# Q12052
3.50%, 10/1/2042 19,415 18,507
Pool# C09020
3.50%, 11/1/2042 171,062 163,021
Pool# G07264
3.50%, 12/1/2042 73,988 70,511
Pool# Q14292
3.50%, 1/1/2043 20,411 19,481
Pool# Q14881
3.50%, 1/1/2043 16,954 16,152
Pool# V80002
2.50%, 4/1/2043 125,823 112,925
Pool# Q16915
3.00%, 4/1/2043 215,492 199,881
Pool# Q17675
3.50%, 4/1/2043 96,280 92,132
Pool# G07410
3.50%, 7/1/2043 37,059 35,439
Pool# Q20332
3.50%, 7/1/2043 7,320 6,970
Pool# G07946
4.00%, 7/1/2044 35,614 34,779
Pool# Q28607
3.50%, 9/1/2044 34,241 32,588
Pool# G61231
3.50%, 9/1/2044 5,749 5,477
Pool# G08609
3.50%, 10/1/2044 14,455 13,727
Pool# Q30833
4.00%, 1/1/2045 3,239 3,142
Pool# V81873
4.00%, 8/1/2045 7,062 6,851
Pool# G08669
4.00%, 9/1/2045 36,157 35,066
Pool# Q38357
4.00%, 1/1/2046 2,486 2,409
Pool# G61365
4.50%, 1/1/2046 32,438 32,385
Pool# G08697
3.00%, 3/1/2046 58,144 53,137
Pool# Q39440
4.00%, 3/1/2046 2,303 2,232
Pool# G08704
4.50%, 4/1/2046 5,016 5,008
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q40097
4.50%, 4/1/2046 1,172 1,170
Pool# Q40718
3.50%, 5/1/2046 10,511 9,930
Pool# G08707
4.00%, 5/1/2046 45,307 43,898
Pool# G08708
4.50%, 5/1/2046 4,137 4,131
Pool# Q41548
3.00%, 7/1/2046 10,521 9,622
Pool# Q41903
3.50%, 7/1/2046 59,851 56,622
Pool# Q41491
3.50%, 7/1/2046 6,895 6,509
Pool# Q41935
3.50%, 7/1/2046 5,135 4,853
Pool# G61791
4.00%, 7/1/2046 7,012 6,807
Pool# Q41947
4.50%, 7/1/2046 981 980
Pool# G08715
3.00%, 8/1/2046 81,675 74,540
Pool# Q42596
3.50%, 8/1/2046 51,800 49,101
Pool# Q42203
3.50%, 8/1/2046 9,977 9,459
Pool# Q42393
3.50%, 8/1/2046 8,840 8,337
Pool# G61323
3.00%, 9/1/2046 103,628 96,100
Pool# G08721
3.00%, 9/1/2046 60,279 55,000
Pool# V82617
3.50%, 9/1/2046 39,256 37,002
Pool# G08722
3.50%, 9/1/2046 8,346 7,910
Pool# G60733
4.50%, 9/1/2046 16,558 16,531
Pool# G60722
3.00%, 10/1/2046 156,649 142,997
Pool# Q44035
3.00%, 10/1/2046 74,323 67,815
Pool# G61815
4.00%, 10/1/2046 4,110 3,986
Pool# G61257
3.00%, 11/1/2046 151,560 138,021
Pool# Q44452
3.00%, 11/1/2046 34,421 31,393
Pool# G08732
3.00%, 11/1/2046 9,836 8,974
Pool# Q44473
3.50%, 11/1/2046 8,016 7,559
Pool# Q44223
3.50%, 11/1/2046 5,592 5,261
Pool# G08734
4.00%, 11/1/2046 72,439 70,178
Pool# G08737
3.00%, 12/1/2046 432,302 394,445
Pool# G60989
3.00%, 12/1/2046 62,048 56,640
Pool# Q45878
3.00%, 12/1/2046 11,236 10,239

Nationwide Bond Index Fund - October 31, 2025 - Statement of Investments - 25
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G61862
3.50%, 12/1/2046 9,584 9,071
Pool# G08741
3.00%, 1/1/2047 88,241 80,513
Pool# G08747
3.00%, 2/1/2047 150,306 137,142
Pool# G08748
3.50%, 2/1/2047 13,788 12,972
Pool# Q47484
3.50%, 4/1/2047 14,679 13,896
Pool# G60988
3.00%, 5/1/2047 342,851 313,040
Pool# Q48098
3.50%, 5/1/2047 49,140 46,280
Pool# G61390
3.00%, 6/1/2047 142,536 130,058
Pool# G61339
3.00%, 8/1/2047 33,089 30,192
Pool# Q53085
3.00%, 9/1/2047 24,683 22,572
Pool# G61622
3.00%, 10/1/2047 80,980 73,907
Pool# G08785
4.00%, 10/1/2047 3,175 3,066
Pool# Q52075
4.00%, 11/1/2047 52,172 50,669
Pool# T65458
3.50%, 2/1/2048 53,747 49,898
Pool# G08800
3.50%, 2/1/2048 7,247 6,800
Pool# G08801
4.00%, 2/1/2048 21,189 20,518
Pool# Q54727
3.50%, 3/1/2048 18,933 17,776
Pool# Q55401
5.00%, 4/1/2048 4,057 4,122
Pool# G08817
4.00%, 6/1/2048 4,376 4,237
Pool# G08827
4.50%, 7/1/2048 33,227 32,949
Pool# Q57401
4.50%, 7/1/2048 9,655 9,562
Pool# Q57402
4.50%, 7/1/2048 3,254 3,236
Pool# G08831
4.00%, 8/1/2048 36,471 35,304
Pool# G67716
4.50%, 10/1/2048 41,121 40,849
Pool# G61846
4.00%, 1/1/2049 63 61
Pool# V85279
3.50%, 4/1/2049 14,925 14,038
FHLMC Non Gold Pool
Pool# 1B8478
6.60%, 7/1/2041(a) 5,529 5,715
Pool# 2B0108
6.77%, 1/1/2042(a) 60 62
FHLMC UMBS Pool
Pool# SB0383
2.50%, 4/1/2032 188,694 182,102
Pool# SB8500
2.50%, 7/1/2035 158,659 149,994
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SB0479
2.50%, 10/1/2035 38,452 36,310
Pool# RC1826
2.00%, 2/1/2036 172,258 158,954
Pool# SB8092
1.50%, 3/1/2036 42,797 38,474
Pool# RC1887
2.00%, 3/1/2036 268,929 248,990
Pool# RC2045
2.00%, 6/1/2036 14,119 13,028
Pool# QN8913
2.00%, 12/1/2036 47,252 43,703
Pool# RC2402
2.00%, 1/1/2037 62,541 57,901
Pool# RC2399
2.00%, 1/1/2037 46,556 43,230
Pool# SB8140
1.50%, 2/1/2037 118,992 106,596
Pool# SB8144
1.50%, 3/1/2037 138,206 123,892
Pool# QN9700
1.50%, 3/1/2037 26,184 23,456
Pool# SB8148
2.00%, 4/1/2037 51,581 47,475
Pool# SB8158
2.00%, 6/1/2037 53,642 49,372
Pool# SB0725
4.00%, 8/1/2037 2,653 2,611
Pool# SB1009
4.00%, 2/1/2038 2,861 2,819
Pool# SB8346
4.00%, 12/1/2039 41,568 40,918
Pool# ZM2339
3.50%, 1/1/2047 47,032 44,311
Pool# RA3022
2.50%, 6/1/2050 179,599 153,617
Pool# SD7521
2.50%, 7/1/2050 435,814 378,068
Pool# SD8074
3.00%, 7/1/2050 30,949 27,543
Pool# SD7523
2.50%, 8/1/2050 208,100 180,979
Pool# SD1143
4.50%, 9/1/2050 72,447 71,808
Pool# SD0514
2.00%, 10/1/2050 170,123 139,728
Pool# RA3723
2.00%, 10/1/2050 93,934 77,142
Pool# RA3932
2.50%, 11/1/2050 207,638 178,671
Pool# RA3987
2.50%, 11/1/2050 105,738 90,556
Pool# RA4351
2.50%, 1/1/2051 245,366 208,957
Pool# RA4652
2.00%, 2/1/2051 1,087,433 893,027
Pool# RA4493
2.00%, 2/1/2051 684,045 559,283
Pool# QB9104
2.00%, 2/1/2051 290,140 237,162
Pool# RA4737
2.00%, 3/1/2051 843,241 690,721

26 - Statement of Investments - October 31, 2025 - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# RA4718
2.00%, 3/1/2051 484,971 398,270
Pool# RA4727
2.00%, 3/1/2051 283,085 231,333
Pool# SD7537
2.00%, 3/1/2051 122,791 101,061
Pool# SD8140
2.00%, 4/1/2051 661,178 540,451
Pool# SD0576
2.50%, 4/1/2051 60,115 51,064
Pool# SD8145
1.50%, 5/1/2051 789,902 610,270
Pool# QC2070
2.00%, 5/1/2051 53,305 43,817
Pool# RA5436
2.00%, 6/1/2051 163,540 133,607
Pool# RA5398
2.00%, 7/1/2051 203,685 167,425
Pool# RA6091
2.00%, 10/1/2051 166,695 137,020
Pool# RA6236
2.00%, 11/1/2051 191,892 157,930
Pool# SD8182
2.00%, 12/1/2051 777,201 633,775
Pool# RA6959
2.50%, 3/1/2052 35,854 30,806
Pool# QE0374
2.50%, 4/1/2052 226,068 192,676
Pool# RA7154
4.00%, 4/1/2052 40,152 38,288
Pool# SD8212
2.50%, 5/1/2052 211,967 180,065
Pool# RA7779
4.50%, 8/1/2052 5,970 5,878
Pool# RA7933
5.00%, 9/1/2052 58,035 58,435
Pool# SD1926
5.50%, 11/1/2052 158,579 162,343
Pool# SD7557
4.50%, 12/1/2052 126,721 125,209
Pool# SD2248
5.00%, 1/1/2053 66,313 66,574
Pool# QF5629
6.00%, 1/1/2053 13,712 14,356
Pool# RA8554
6.00%, 2/1/2053 103,319 106,117
Pool# SD2660
5.00%, 4/1/2053 124,560 124,775
Pool# SD2661
5.50%, 4/1/2053 52,394 53,229
Pool# SD8324
5.50%, 5/1/2053 122,716 124,463
Pool# SD2890
5.50%, 5/1/2053 30,519 31,287
Pool# SD2905
5.50%, 5/1/2053 29,172 29,627
Pool# SD3148
5.00%, 6/1/2053 134,442 135,283
Pool# SD3085
5.50%, 6/1/2053 19,712 20,133
Pool# SD3260
6.00%, 6/1/2053 39,540 40,956
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD3565
4.50%, 8/1/2053 12,633 12,421
Pool# SD3603
6.00%, 8/1/2053 47,262 49,077
Pool# RJ0007
6.50%, 10/1/2053 42,058 44,141
Pool# SD4350
6.50%, 10/1/2053 14,412 14,957
Pool# SD4340
5.50%, 11/1/2053 285,839 292,267
Pool# SD4630
6.00%, 12/1/2053 56,123 58,107
Pool# SL1453
6.00%, 12/1/2053 29,132 29,895
Pool# RJ0530
6.50%, 12/1/2053 88,416 91,797
Pool# RJ0527
6.50%, 12/1/2053 11,271 11,705
Pool# RJ0717
6.50%, 1/1/2054 7,765 8,092
Pool# RJ0841
6.00%, 2/1/2054 60,026 62,192
Pool# RJ0858
6.50%, 2/1/2054 53,788 55,924
Pool# SD4870
6.50%, 2/1/2054 26,715 27,750
Pool# SD5616
6.00%, 5/1/2054 415,710 429,188
Pool# RJ1437
6.50%, 5/1/2054 50,809 53,654
Pool# SD6025
6.00%, 8/1/2054 153,721 157,427
Pool# RJ2746
5.50%, 11/1/2054 260,034 263,948
Pool# SD8491
5.00%, 12/1/2054 144,243 143,540
Pool# SL0050
5.50%, 1/1/2055 527,448 538,996
Pool# RJ3311
6.50%, 1/1/2055 77,812 81,561
Pool# SL0425
6.00%, 2/1/2055 75,282 78,150
Pool# SL0844
6.50%, 4/1/2055 247,503 256,593
Pool# RJ4130
6.00%, 5/1/2055 77,075 79,361
Pool# RQ0028
6.00%, 7/1/2055 380,959 389,540
Pool# SL2010
6.00%, 8/1/2055 24,548 25,333
Pool# SL1901
6.00%, 8/1/2055 24,400 25,017
Pool# SL2633
6.00%, 9/1/2055 170,293 174,597
FNMA Pool
Pool# AC9890
6.61%, 4/1/2040(a) 54,236 55,516
Pool# AJ1249
6.56%, 9/1/2041(a) 16,863 17,540
Pool# AL1437
6.71%, 1/1/2042(a) 4,063 4,192

Nationwide Bond Index Fund - October 31, 2025 - Statement of Investments - 27
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# AK0714
6.71%, 2/1/2042(a) 1,064 1,098
Pool# AP1961
6.32%, 8/1/2042(a) 9,643 9,997
Pool# BF0206
4.00%, 2/1/2047 24,797 24,046
Pool# BF0200
3.50%, 11/1/2051 150,495 139,181
FNMA UMBS Pool
Pool# AH1361
3.50%, 12/1/2025 364 363
Pool# AH1518
3.50%, 12/1/2025 119 118
Pool# AE6384
4.00%, 1/1/2026 67 66
Pool# AP4746
3.00%, 8/1/2027 5,822 5,761
Pool# AP4640
3.00%, 9/1/2027 5,196 5,136
Pool# AQ5096
3.00%, 11/1/2027 10,748 10,623
Pool# AQ4532
3.00%, 11/1/2027 9,836 9,712
Pool# AQ3758
3.00%, 11/1/2027 8,043 7,939
Pool# AB6886
3.00%, 11/1/2027 4,538 4,480
Pool# AS0487
2.50%, 9/1/2028 30,962 30,376
Pool# 930998
4.50%, 4/1/2029 825 825
Pool# MA0243
5.00%, 11/1/2029 2,816 2,851
Pool# AL8077
3.50%, 12/1/2029 3,009 2,983
Pool# MA0268
5.00%, 12/1/2029 2,710 2,743
Pool# AD5655
5.00%, 5/1/2030 8,047 8,121
Pool# MA0443
5.00%, 5/1/2030 3,637 3,680
Pool# AB1038
5.00%, 5/1/2030 3,422 3,454
Pool# AS5420
3.00%, 7/1/2030 16,584 16,258
Pool# MA0559
5.00%, 9/1/2030 1,100 1,111
Pool# AZ9234
3.50%, 10/1/2030 2,912 2,873
Pool# AH1515
4.00%, 12/1/2030 66,175 65,844
Pool# AD0716
6.50%, 12/1/2030 32,237 33,329
Pool# MA0641
4.00%, 2/1/2031 61,231 60,922
Pool# 560868
7.50%, 2/1/2031 105 105
Pool# BC5968
2.50%, 4/1/2031 14,529 14,048
Pool# BC4430
3.00%, 4/1/2031 5,509 5,392
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL8566
3.00%, 6/1/2031 17,247 16,864
Pool# AL8565
3.00%, 6/1/2031 15,267 14,917
Pool# AS8028
2.50%, 9/1/2031 50,592 48,860
Pool# 607212
7.50%, 10/1/2031 1,389 1,402
Pool# BM3814
2.50%, 12/1/2031 26,192 25,318
Pool# AS8609
3.00%, 1/1/2032 24,851 24,226
Pool# AL9585
3.50%, 1/1/2032 5,658 5,595
Pool# AS8767
3.00%, 2/1/2032 18,813 18,355
Pool# BM4624
3.00%, 2/1/2032 17,960 17,568
Pool# AL9871
3.00%, 2/1/2032 7,367 7,201
Pool# BM3269
2.50%, 4/1/2032 47,433 45,737
Pool# BM4088
3.00%, 6/1/2032 16,452 16,093
Pool# MA1107
3.50%, 7/1/2032 17,593 17,279
Pool# BH6610
3.50%, 7/1/2032 5,621 5,553
Pool# BM1669
3.00%, 8/1/2032 9,336 9,094
Pool# BM5167
3.50%, 9/1/2032 3,425 3,386
Pool# BH9391
3.50%, 10/1/2032 4,233 4,183
Pool# BM3977
3.00%, 12/1/2032 35,486 34,597
Pool# CA0951
3.00%, 12/1/2032 24,995 24,352
Pool# FM1661
2.50%, 1/1/2033 82,804 80,575
Pool# BM4338
2.50%, 1/1/2033 44,621 43,153
Pool# 656559
6.50%, 2/1/2033 7,132 7,517
Pool# 694846
6.50%, 4/1/2033 1,031 1,079
Pool# AB9402
3.00%, 5/1/2033 63,744 61,855
Pool# AB9403
3.00%, 5/1/2033 25,753 24,896
Pool# MA1527
3.00%, 8/1/2033 111,158 107,432
Pool# 750229
6.50%, 10/1/2033 8,515 8,804
Pool# 725228
6.00%, 3/1/2034 147,394 153,117
Pool# 788027
6.50%, 9/1/2034 11,943 12,454
Pool# FM4900
2.00%, 12/1/2035 40,582 37,575
Pool# CA8789
2.00%, 2/1/2036 250,355 231,022

28 - Statement of Investments - October 31, 2025 - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA9145
2.00%, 2/1/2036 204,350 188,569
Pool# FM5571
2.00%, 2/1/2036 107,239 99,146
Pool# CA9475
2.00%, 3/1/2036 66,903 61,737
Pool# CB0262
2.00%, 4/1/2036 1,360,681 1,254,314
Pool# FM8538
2.00%, 8/1/2036 14,898 13,780
Pool# AL4260
5.50%, 9/1/2036 12,012 12,207
Pool# MA4441
1.50%, 10/1/2036 32,522 29,187
Pool# FS0180
2.00%, 12/1/2036 104,132 96,086
Pool# FS0155
2.00%, 12/1/2036 47,384 43,825
Pool# BU1381
2.00%, 12/1/2036 32,129 29,701
Pool# CB2709
2.00%, 1/1/2037 77,466 71,648
Pool# MA4535
1.50%, 2/1/2037 224,291 200,925
Pool# MA4566
1.50%, 3/1/2037 381,111 341,639
Pool# MA4581
1.50%, 4/1/2037 58,987 52,878
Pool# CB3441
2.50%, 4/1/2037 25,161 23,664
Pool# FS2497
1.50%, 8/1/2037 31,908 28,603
Pool# MA4726
4.00%, 9/1/2037 4,170 4,109
Pool# MA4797
4.00%, 11/1/2037 5,146 5,069
Pool# 955194
7.00%, 11/1/2037 45,834 48,372
Pool# MA5223
4.00%, 11/1/2038 1,381 1,359
Pool# AB1735
3.50%, 11/1/2040 4,226 4,063
Pool# AB2067
3.50%, 1/1/2041 107,137 103,200
Pool# AB2068
3.50%, 1/1/2041 63,144 60,784
Pool# 932888
3.50%, 1/1/2041 43,768 42,133
Pool# 932891
3.50%, 1/1/2041 8,779 8,418
Pool# AI9920
4.00%, 9/1/2041 3,914 3,830
Pool# AI9851
4.50%, 9/1/2041 17,225 17,293
Pool# AJ5431
4.50%, 10/1/2041 44,590 44,684
Pool# AJ4861
4.00%, 12/1/2041 54,678 53,519
Pool# AX5316
4.50%, 1/1/2042 5,905 5,935
Pool# AL2499
4.50%, 1/1/2042 1,836 1,846
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AW8167
3.50%, 2/1/2042 131,866 126,554
Pool# AB5185
3.50%, 5/1/2042 110,855 105,682
Pool# AO3575
4.50%, 5/1/2042 41,021 41,108
Pool# AP2092
4.50%, 8/1/2042 10,369 10,336
Pool# AP7489
4.00%, 9/1/2042 182,156 178,238
Pool# AL2782
4.50%, 9/1/2042 23,536 23,614
Pool# AL2677
3.50%, 11/1/2042 59,026 56,345
Pool# MA1273
3.50%, 12/1/2042 76,459 72,788
Pool# AR8213
3.50%, 4/1/2043 65,460 62,810
Pool# AB9238
3.00%, 5/1/2043 244,186 226,181
Pool# AB9237
3.00%, 5/1/2043 202,695 187,749
Pool# AB9236
3.00%, 5/1/2043 43,971 40,728
Pool# AB9362
3.50%, 5/1/2043 170,539 162,281
Pool# AT4145
3.00%, 6/1/2043 98,843 91,554
Pool# AB9814
3.00%, 7/1/2043 248,200 229,898
Pool# AS0255
4.50%, 8/1/2043 74,748 74,875
Pool# AS0516
3.00%, 9/1/2043 96,232 89,135
Pool# BM4222
3.00%, 1/1/2044 131,963 122,236
Pool# AW1006
4.00%, 5/1/2044 46,851 45,807
Pool# AL7767
4.50%, 6/1/2044 3,075 3,086
Pool# AS3946
4.00%, 12/1/2044 153,804 149,503
Pool# BM3611
4.00%, 1/1/2045 24,936 24,397
Pool# BM3804
3.50%, 2/1/2045 14,100 13,414
Pool# AL9555
4.00%, 2/1/2045 354,370 346,936
Pool# AL6889
4.50%, 2/1/2045 25,135 25,137
Pool# BM3931
3.00%, 3/1/2045 28,780 26,659
Pool# BM3664
3.00%, 5/1/2045 132,292 122,542
Pool# AS4921
3.50%, 5/1/2045 182,696 173,203
Pool# BM5562
4.00%, 6/1/2045 41,740 40,778
Pool# AL7207
4.50%, 8/1/2045 32,695 32,684
Pool# AS6362
4.50%, 12/1/2045 6,166 6,149

Nationwide Bond Index Fund - October 31, 2025 - Statement of Investments - 29
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS6474
3.50%, 1/1/2046 52,251 49,642
Pool# AS6539
3.50%, 1/1/2046 45,949 43,655
Pool# AL9849
3.50%, 1/1/2046 38,790 36,912
Pool# AL9781
4.50%, 2/1/2046 47,996 48,104
Pool# BM4621
3.50%, 3/1/2046 30,460 29,019
Pool# BC0823
3.50%, 4/1/2046 30,432 28,747
Pool# AL8833
4.00%, 6/1/2046 51,522 50,391
Pool# AS7545
3.50%, 7/1/2046 47,010 44,327
Pool# MA2705
3.00%, 8/1/2046 116,275 106,017
Pool# BC1489
3.00%, 8/1/2046 17,009 15,554
Pool# AS7760
4.00%, 8/1/2046 47,975 46,428
Pool# AS7770
4.50%, 8/1/2046 4,138 4,122
Pool# AL8947
3.50%, 9/1/2046 9,628 9,098
Pool# AL9263
3.00%, 10/1/2046 32,643 29,759
Pool# BM3932
3.50%, 10/1/2046 38,676 36,546
Pool# FM1871
4.00%, 10/1/2046 32,441 31,753
Pool# BC4766
4.50%, 10/1/2046 9,131 9,105
Pool# AS8154
4.50%, 10/1/2046 2,315 2,310
Pool# FM1368
3.00%, 11/1/2046 312,973 286,473
Pool# BC9003
3.00%, 11/1/2046 37,086 33,799
Pool# BE5067
3.50%, 11/1/2046 104,688 99,183
Pool# BC9067
3.00%, 12/1/2046 51,324 46,775
Pool# AS8417
3.50%, 12/1/2046 43,393 40,883
Pool# AS8650
3.00%, 1/1/2047 252,292 229,154
Pool# AS8692
3.50%, 1/1/2047 45,387 42,784
Pool# BD2440
3.50%, 1/1/2047 15,894 14,979
Pool# BE7115
4.50%, 1/1/2047 1,874 1,859
Pool# BD5046
3.50%, 2/1/2047 15,605 14,709
Pool# AS8979
4.50%, 3/1/2047 10,446 10,391
Pool# BM3707
2.50%, 4/1/2047 33,478 29,250
Pool# AS9467
4.00%, 4/1/2047 4,203 4,067
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS9470
4.50%, 4/1/2047 34,324 34,100
Pool# BH0304
4.50%, 4/1/2047 2,587 2,569
Pool# AS9562
3.00%, 5/1/2047 20,861 19,011
Pool# BM3237
3.50%, 5/1/2047 72,981 69,148
Pool# AS9577
3.50%, 5/1/2047 62,502 58,266
Pool# AS9586
4.00%, 5/1/2047 276,533 267,844
Pool# BM1268
4.00%, 5/1/2047 91,752 88,783
Pool# AS9794
3.50%, 6/1/2047 54,749 51,834
Pool# BE3702
4.00%, 6/1/2047 25,925 25,086
Pool# BM1295
4.50%, 6/1/2047 32,669 32,482
Pool# BE9624
4.50%, 6/1/2047 15,260 14,994
Pool# BM3801
3.00%, 7/1/2047 82,084 74,810
Pool# AS9909
3.50%, 7/1/2047 49,010 46,296
Pool# BM3556
4.00%, 9/1/2047 16,056 15,656
Pool# CA0623
4.50%, 10/1/2047 6,289 6,256
Pool# BM3379
3.00%, 12/1/2047 140,726 128,299
Pool# BJ1699
4.00%, 12/1/2047 51,227 49,846
Pool# MA3238
3.50%, 1/1/2048 83,625 78,423
Pool# MA3277
4.00%, 2/1/2048 59,269 57,327
Pool# BK1972
4.50%, 3/1/2048 11,067 10,983
Pool# MA3332
3.50%, 4/1/2048 64,213 60,140
Pool# CA1531
3.50%, 4/1/2048 19,323 18,339
Pool# CA1510
3.50%, 4/1/2048 18,464 17,316
Pool# CA1560
4.50%, 4/1/2048 18,721 18,556
Pool# CA1898
4.50%, 6/1/2048 35,910 35,631
Pool# CA1951
4.00%, 7/1/2048 16,248 15,712
Pool# BK6577
4.50%, 7/1/2048 3,452 3,420
Pool# CA2376
4.00%, 9/1/2048 24,480 23,661
Pool# MA3495
4.00%, 10/1/2048 49,126 47,483
Pool# BM4664
4.50%, 10/1/2048 24,842 24,639
Pool# FM1001
3.50%, 11/1/2048 9,493 8,927

30 - Statement of Investments - October 31, 2025 - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA3521
4.00%, 11/1/2048 38,971 37,661
Pool# MA3536
4.00%, 12/1/2048 39,309 37,904
Pool# BN0340
4.50%, 12/1/2048 52,629 52,129
Pool# CA2779
4.50%, 12/1/2048 28,382 28,143
Pool# MA3563
4.00%, 1/1/2049 156,180 150,909
Pool# BN3944
4.00%, 1/1/2049 15,224 14,711
Pool# CA3387
4.00%, 4/1/2049 55,429 53,653
Pool# CA3489
4.00%, 5/1/2049 34,377 33,276
Pool# MA3665
4.50%, 5/1/2049 48,601 48,103
Pool# CA3669
4.00%, 6/1/2049 68,414 66,053
Pool# CA3825
4.00%, 7/1/2049 19,921 19,358
Pool# FM2887
3.00%, 3/1/2050 76,944 69,074
Pool# FM0077
3.00%, 3/1/2050 36,120 32,389
Pool# CA5510
3.00%, 4/1/2050 110,490 99,120
Pool# MA4048
3.00%, 6/1/2050 37,201 33,350
Pool# MA4077
2.00%, 7/1/2050 79,931 65,367
Pool# CA6598
2.50%, 8/1/2050 249,531 214,541
Pool# MA4097
3.00%, 8/1/2050 8,260 7,397
Pool# BQ4909
2.00%, 9/1/2050 701,021 575,438
Pool# CA6985
2.00%, 9/1/2050 428,524 352,695
Pool# FM4222
2.50%, 9/1/2050 489,668 425,344
Pool# CA7572
2.50%, 10/1/2050 407,310 349,352
Pool# CA7368
2.50%, 10/1/2050 318,176 272,903
Pool# CA7369
2.50%, 10/1/2050 225,388 193,317
Pool# MA4181
1.50%, 11/1/2050 391,103 302,561
Pool# FM4808
2.50%, 11/1/2050 227,073 194,224
Pool# MA4210
2.50%, 12/1/2050 58,147 49,568
Pool# CA8442
2.00%, 1/1/2051 843,741 693,561
Pool# FM6031
2.00%, 2/1/2051 1,178,842 960,870
Pool# CA8893
2.00%, 2/1/2051 340,868 279,214
Pool# BQ9747
2.00%, 2/1/2051 292,198 238,845
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA8823
2.00%, 2/1/2051 181,573 148,731
Pool# FM6554
2.00%, 3/1/2051 452,342 372,294
Pool# FM7677
2.50%, 3/1/2051 480,922 414,838
Pool# CB0149
2.00%, 4/1/2051 178,420 146,524
Pool# CB0400
2.00%, 5/1/2051 70,141 58,146
Pool# CB0684
2.00%, 6/1/2051 275,668 225,801
Pool# FM8630
1.50%, 7/1/2051 35,486 27,482
Pool# CB1110
2.00%, 7/1/2051 74,996 61,566
Pool# FM8160
2.50%, 7/1/2051 135,600 117,689
Pool# FM8007
2.50%, 7/1/2051 83,770 71,824
Pool# FM8011
2.50%, 8/1/2051 268,890 232,666
Pool# FM8441
2.50%, 8/1/2051 106,498 91,606
Pool# CB1330
2.50%, 8/1/2051 89,481 76,727
Pool# MA4399
2.50%, 8/1/2051 73,486 62,681
Pool# FM8794
2.50%, 9/1/2051 261,163 223,158
Pool# FM9082
2.00%, 10/1/2051 93,692 77,013
Pool# CB1871
2.50%, 10/1/2051 319,851 274,728
Pool# MA4464
1.50%, 11/1/2051 46,369 35,824
Pool# FM9450
2.00%, 11/1/2051 94,559 77,824
Pool# FM9543
2.50%, 12/1/2051 381,486 327,607
Pool# CB2410
2.50%, 12/1/2051 94,256 80,413
Pool# FM9806
2.50%, 12/1/2051 80,717 69,309
Pool# MA4512
2.50%, 1/1/2052 707,254 603,450
Pool# BU8176
2.50%, 1/1/2052 383,450 326,561
Pool# FS2639
2.50%, 1/1/2052 280,578 238,936
Pool# BU9929
2.00%, 2/1/2052 222,707 181,183
Pool# MA4578
2.50%, 4/1/2052 320,724 273,748
Pool# CB3351
2.50%, 4/1/2052 58,260 50,070
Pool# MA4653
3.00%, 7/1/2052 158,345 140,755
Pool# MA4700
4.00%, 8/1/2052 62,643 59,723
Pool# FS2972
4.50%, 10/1/2052 40,882 40,143

Nationwide Bond Index Fund - October 31, 2025 - Statement of Investments - 31
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4785
5.00%, 10/1/2052 493,167 493,812
Pool# MA4805
4.50%, 11/1/2052 52,220 51,118
Pool# CB5084
5.00%, 11/1/2052 41,389 41,654
Pool# CB5268
4.50%, 12/1/2052 300,181 294,981
Pool# FS3416
5.00%, 12/1/2052 78,106 78,645
Pool# CB5535
5.00%, 1/1/2053 208,728 209,001
Pool# BW5089
5.00%, 1/1/2053 59,659 59,651
Pool# CB5642
5.50%, 2/1/2053 60,241 61,273
Pool# CB5836
5.00%, 3/1/2053 38,072 38,434
Pool# CB5908
5.50%, 3/1/2053 65,563 67,244
Pool# FS4070
5.50%, 3/1/2053 39,752 40,754
Pool# CB6004
5.50%, 4/1/2053 275,943 283,441
Pool# CB6182
5.00%, 5/1/2053 129,491 129,387
Pool# FS7303
5.00%, 7/1/2053 84,189 83,909
Pool# MA5073
6.00%, 7/1/2053 39,816 40,817
Pool# FS5424
4.50%, 8/1/2053 36,490 35,880
Pool# CB6921
6.00%, 8/1/2053 27,269 28,400
Pool# FS5886
6.00%, 9/1/2053 90,662 93,116
Pool# CB7115
6.00%, 9/1/2053 43,544 45,283
Pool# CB7484
6.50%, 11/1/2053 132,524 137,188
Pool# FS6294
6.50%, 11/1/2053 17,458 18,111
Pool# CB7650
6.50%, 12/1/2053 255,012 270,195
Pool# FS6529
6.50%, 12/1/2053 108,970 114,871
Pool# CB7803
6.50%, 1/1/2054 59,890 62,874
Pool# CB7865
6.50%, 1/1/2054 15,514 16,156
Pool# CB8024
6.50%, 2/1/2054 105,083 111,570
Pool# CB8342
6.00%, 4/1/2054 129,749 132,845
Pool# CB8756
6.00%, 6/1/2054 24,444 25,097
Pool# CB8823
6.50%, 7/1/2054 77,114 80,895
Pool# MA5445
6.00%, 8/1/2054 376,346 385,067
Pool# CB9010
6.00%, 8/1/2054 80,189 82,199
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FS8674
6.50%, 8/1/2054 65,639 68,050
Pool# FA2727
6.50%, 8/1/2054 52,260 54,609
Pool# MA5496
5.00%, 10/1/2054 263,978 262,727
Pool# FA2035
6.00%, 11/1/2054 25,241 26,140
Pool# CB9738
5.00%, 1/1/2055 207,065 206,519
Pool# CC0750
6.50%, 7/1/2055 5,616 5,863
Pool# FA2810
6.00%, 9/1/2055 148,377 151,923
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
4.00%, 11/25/2040 150,000
147,607
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 11/25/2055 75,000 60,806
4.00%, 11/25/2055 50,000 47,435
4.50%, 11/25/2055 524,000 510,702
5.00%, 11/25/2055 426,000 423,822
5.50%, 11/25/2055 1,721,000 1,738,721
6.00%, 11/25/2055 825,000 843,609
6.50%, 11/25/2055 225,000 232,984
GNMA I Pool
Pool# 457801
7.00%, 8/15/2028 322 328
Pool# 486936
6.50%, 2/15/2029 130 134
Pool# 502969
6.00%, 3/15/2029 624 640
Pool# 487053
7.00%, 3/15/2029 215 218
Pool# 781014
6.00%, 4/15/2029 345 351
Pool# 509099
7.00%, 6/15/2029 1,031 1,046
Pool# 434505
7.50%, 8/15/2029 18 18
Pool# 781124
7.00%, 12/15/2029 1,377 1,425
Pool# 507396
7.50%, 9/15/2030 11,016 11,153
Pool# 531352
7.50%, 9/15/2030 817 828
Pool# 536334
7.50%, 10/15/2030 68 69
Pool# 535388
7.50%, 1/15/2031 222 225
Pool# 486019
7.50%, 1/15/2031 219 222
Pool# 528589
6.50%, 3/15/2031 3,918 4,092
Pool# 508473
7.50%, 4/15/2031 1,127 1,148
Pool# 544470
8.00%, 4/15/2031 130 130
Pool# 781287
7.00%, 5/15/2031 682 712

32 - Statement of Investments - October 31, 2025 - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 781319
7.00%, 7/15/2031 228 240
Pool# 485879
7.00%, 8/15/2031 664 677
Pool# 572554
6.50%, 9/15/2031 8,592 8,819
Pool# 781328
7.00%, 9/15/2031 634 663
Pool# 550991
6.50%, 10/15/2031 219 230
Pool# 571267
7.00%, 10/15/2031 81 82
Pool# 555171
6.50%, 12/15/2031 541 561
Pool# 781380
7.50%, 12/15/2031 220 232
Pool# 781481
7.50%, 1/15/2032 998 1,045
Pool# 580972
6.50%, 2/15/2032 66 68
Pool# 781401
7.50%, 2/15/2032 794 848
Pool# 781916
6.50%, 3/15/2032 5,710 5,856
Pool# 552474
7.00%, 3/15/2032 1,661 1,722
Pool# 781478
7.50%, 3/15/2032 423 447
Pool# 781429
8.00%, 3/15/2032 763 807
Pool# 781431
7.00%, 4/15/2032 2,899 3,052
Pool# 552616
7.00%, 6/15/2032 12,667 13,022
Pool# 570022
7.00%, 7/15/2032 4,765 4,935
Pool# 595077
6.00%, 10/15/2032 1,515 1,557
Pool# 552903
6.50%, 11/15/2032 21,837 22,760
Pool# 552952
6.00%, 12/15/2032 1,191 1,222
Pool# 602102
6.00%, 2/15/2033 6,849 6,927
Pool# 588192
6.00%, 2/15/2033 1,412 1,435
Pool# 553144
5.50%, 4/15/2033 3,223 3,280
Pool# 604243
6.00%, 4/15/2033 2,374 2,432
Pool# 611526
6.00%, 5/15/2033 3,809 3,844
Pool# 553320
6.00%, 6/15/2033 7,281 7,477
Pool# 604788
6.50%, 11/15/2033 20,452 21,137
Pool# 781688
6.00%, 12/15/2033 8,361 8,672
Pool# 604875
6.00%, 12/15/2033 7,291 7,500
Pool# 781690
6.00%, 12/15/2033 3,073 3,187
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 781699
7.00%, 12/15/2033 828 840
Pool# 621856
6.00%, 1/15/2034 4,501 4,646
Pool# 564799
6.00%, 3/15/2034 3,122 3,249
Pool# 630038
6.50%, 8/15/2034 16,203 17,136
Pool# 781804
6.00%, 9/15/2034 8,442 8,797
Pool# 781847
6.00%, 12/15/2034 6,490 6,772
Pool# 486921
5.50%, 2/15/2035 1,873 1,899
Pool# 781902
6.00%, 2/15/2035 9,262 9,762
Pool# 649510
5.50%, 10/15/2035 20,107 20,834
Pool# 652207
5.50%, 3/15/2036 22,730 23,519
Pool# 655519
5.00%, 5/15/2036 10,630 10,911
Pool# 652539
5.00%, 5/15/2036 3,625 3,688
Pool# 606308
5.50%, 5/15/2036 3,622 3,753
Pool# 656666
6.00%, 6/15/2036 5,627 5,840
Pool# 657912
6.50%, 8/15/2036 1,789 1,869
Pool# 704630
5.50%, 7/15/2039 9,256 9,590
Pool# 757038
4.00%, 12/15/2040 83,086 80,612
Pool# 757039
4.00%, 12/15/2040 81,756 78,868
Pool# 755656
4.00%, 12/15/2040 29,424 28,580
Pool# 757044
4.00%, 12/15/2040 23,120 22,457
Pool# 742235
4.00%, 12/15/2040 22,437 21,769
Pool# 755655
4.00%, 12/15/2040 18,598 18,065
Pool# 757043
4.00%, 12/15/2040 12,958 12,572
Pool# 756631
4.00%, 12/15/2040 10,114 9,824
Pool# 755959
4.00%, 1/15/2041 64,496 62,647
Pool# 742244
4.00%, 1/15/2041 53,371 51,782
Pool# 753826
4.00%, 1/15/2041 28,081 27,245
Pool# 690662
4.00%, 1/15/2041 14,103 13,683
Pool# 719486
4.00%, 1/15/2041 6,231 6,011
Pool# 757555
4.00%, 2/15/2041 12,789 12,422
Pool# 757557
4.00%, 2/15/2041 6,605 6,424

Nationwide Bond Index Fund - October 31, 2025 - Statement of Investments - 33
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# AD6012
3.50%, 4/15/2043 173,526 162,836
Pool# AA6307
3.50%, 4/15/2043 52,581 49,260
Pool# AA6403
3.00%, 5/15/2043 234,438 215,412
Pool# 783781
3.50%, 6/15/2043 56,497 52,783
Pool# 784015
3.00%, 7/15/2043 13,176 12,106
Pool# 784714
3.00%, 1/15/2044 73,021 67,095
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 48,061 49,462
Pool# 4559
5.00%, 10/20/2039 68,382 70,544
Pool# 737727
4.00%, 12/20/2040 270,472 261,760
Pool# 737730
4.00%, 12/20/2040 80,957 77,825
Pool# 4923
4.50%, 1/20/2041 47,133 47,545
Pool# 4978
4.50%, 3/20/2041 6,596 6,653
Pool# 5017
4.50%, 4/20/2041 67,312 67,894
Pool# 5082
4.50%, 6/20/2041 122,332 122,695
Pool# 675523
3.50%, 3/20/2042 107,371 98,802
Pool# MA0462
3.50%, 10/20/2042 178,238 168,961
Pool# MA0625
3.50%, 12/20/2042 135,663 129,189
Pool# MA0698
3.00%, 1/20/2043 115,091 106,643
Pool# AF1001
3.50%, 6/20/2043 89,867 82,805
Pool# AJ9335
3.50%, 10/20/2044 6,340 5,805
Pool# MA2754
3.50%, 4/20/2045 65,599 61,494
Pool# MA2824
2.50%, 5/20/2045 100,322 88,994
Pool# MA2825
3.00%, 5/20/2045 135,840 124,169
Pool# MA2891
3.00%, 6/20/2045 359,455 328,460
Pool# MA2892
3.50%, 6/20/2045 29,978 28,065
Pool# MA2960
3.00%, 7/20/2045 118,482 108,259
Pool# MA3172
3.00%, 10/20/2045 42,196 38,551
Pool# MA3173
3.50%, 10/20/2045 2,582 2,415
Pool# MA3243
3.00%, 11/20/2045 38,059 34,769
Pool# MA3244
3.50%, 11/20/2045 49,210 46,014
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 784098
3.00%, 12/20/2045 198,641 181,450
Pool# 784119
3.00%, 2/20/2046 157,884 144,221
Pool# MA3520
3.00%, 3/20/2046 131,226 119,862
Pool# MA3521
3.50%, 3/20/2046 111,053 103,819
Pool# MA3735
3.00%, 6/20/2046 126,392 115,407
Pool# MA3876
4.50%, 8/20/2046 4,292 4,286
Pool# MA3939
4.50%, 9/20/2046 2,499 2,506
Pool# MA4125
2.50%, 12/20/2046 37,327 32,963
Pool# MA4194
2.50%, 1/20/2047 95,064 84,091
Pool# MA4196
3.50%, 1/20/2047 12,811 11,931
Pool# MA4264
4.50%, 2/20/2047 4,715 4,706
Pool# MA4321
3.50%, 3/20/2047 165,016 153,904
Pool# AZ1974
3.50%, 4/20/2047 65,774 60,803
Pool# MA4384
4.50%, 4/20/2047 3,853 3,847
Pool# MA4512
4.50%, 6/20/2047 11,454 11,437
Pool# MA4652
3.50%, 8/20/2047 46,010 43,044
Pool# MA4836
3.00%, 11/20/2047 70,996 64,587
Pool# 784421
3.50%, 12/20/2047 165,602 154,982
Pool# MA4900
3.50%, 12/20/2047 100,211 93,773
Pool# MA4962
3.50%, 1/20/2048 3,159 2,944
Pool# 784480
3.50%, 4/20/2048 37,284 34,613
Pool# 784481
3.50%, 4/20/2048 7,495 6,937
Pool# MA5331
4.50%, 7/20/2048 29,954 29,798
Pool# MA5465
3.50%, 9/20/2048 11,624 10,818
Pool# BK2856
4.50%, 12/20/2048 4,096 3,989
Pool# MA5818
4.50%, 3/20/2049 575,265 573,644
Pool# MA6092
4.50%, 8/20/2049 17,549 17,302
Pool# MA6764
2.00%, 7/20/2050 46,876 39,062
Pool# BW4732
2.50%, 8/20/2050 290,756 247,282
Pool# BW6206
2.50%, 8/20/2050 283,068 240,744
Pool# BW4741
2.50%, 9/20/2050 311,998 265,348

34 - Statement of Investments - October 31, 2025 - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA7051
2.00%, 12/20/2050 294,007 244,630
Pool# MA7311
2.00%, 4/20/2051 1,315,378 1,094,469
Pool# MA7472
2.50%, 7/20/2051 511,110 442,592
Pool# MA8197
2.50%, 8/20/2052 502,242 436,925
Pool# MA8201
4.50%, 8/20/2052 57,576 56,625
Pool# MA8491
5.50%, 12/20/2052 87,897 89,356
Pool# MA8800
5.00%, 4/20/2053 375,747 376,241
Pool# MA8801
5.50%, 4/20/2053 54,351 55,125
Pool# MA8879
5.50%, 5/20/2053 70,758 71,821
Pool# MA8948
5.50%, 6/20/2053 149,190 151,270
Pool# MA9017
5.50%, 7/20/2053 313,544 317,915
Pool# 786798
5.50%, 7/20/2053 54,254 55,179
Pool# MA9172
6.00%, 9/20/2053 83,244 85,188
Pool# MA9242
6.00%, 10/20/2053 130,178 133,181
Pool# MA9243
6.50%, 10/20/2053 19,186 19,831
Pool# MA9852
6.00%, 8/20/2054 79,836 81,410
Pool# MA9965
5.50%, 10/20/2054 451,542 455,708
Pool# MB0426
6.50%, 6/20/2055 22,732 23,466
Pool# MB0487
6.50%, 7/20/2055 8,925 9,211
Pool# MB0558
6.50%, 8/20/2055 13,909 14,358
Pool# MB0625
6.50%, 9/20/2055 1,995 2,059
GNMA TBA
4.00%, 11/15/2055 100,000 94,563
4.50%, 11/15/2055 100,000 97,583
5.00%, 11/15/2055 1,050,000 1,046,685
5.50%, 11/15/2055 400,000 403,299
6.00%, 11/15/2055 825,000 839,604
6.50%, 11/15/2055 325,000 335,069
Total Mortgage-Backed Securities
(cost $66,929,159)
61,256,553
Municipal Bonds 0 .5%
California 0 .1%
Bay Area Toll Authority,
RB, Series S-3, 6.91%,
10/1/2050 25,000 28,980
Municipal Bonds
Principal
Amount ($) Value ($)
California
Los Angeles Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 50,000 54,011
Regents of the University of
California Medical Center,
RB, Series N, 3.01%,
5/15/2050 115,000 78,000
160,991
Georgia 0 .0%
†
Municipal Electric Authority
of Georgia, RB, Series A,
6.66%, 4/1/2057 43,000 47,330
Illinois 0 .0%
†
Chicago O'Hare International
Airport, RB, Series C,
4.57%, 1/1/2054 35,000 31,157
State of Illinois, GO, 5.10%,
6/1/2033 74,167 75,765
106,922
Louisiana 0 .0%
†
Louisiana Local Government
Environmental Facilities &
Community Development
Authority, RB, 5.20%,
12/1/2039 60,000 62,305
Nebraska 0 .0%
†
University of Nebraska
Facilities Corp. (The), RB,
Series A, 3.04%, 10/1/2049 55,000 40,550
New Jersey 0 .1%
New Jersey Economic
Development Authority,
RB, 7.43%, 2/15/2029 150,000 157,296
New York 0 .0%
†
New York City Municipal
Water Finance Authority,
RB, Series CC, 5.88%,
6/15/2044 25,000 26,107
Port Authority of New York
& New Jersey, RB, Series
159, 6.04%, 12/1/2029 100,000 108,057
134,164
Ohio 0 .1%
JobsOhio Beverage System,
RB, Series B, 4.53%,
1/1/2035 100,000 100,910
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 100,000 98,602
199,512
Texas 0 .2%
Dallas Fort Worth International
Airport, RB, Series A,
2.99%, 11/1/2038 50,000 43,758

Nationwide Bond Index Fund - October 31, 2025 - Statement of Investments - 35
Municipal Bonds
Principal
Amount ($) Value ($)
Texas
Dallas Independent School
District, GO, Series C,
6.45%, 2/15/2035 150,000 152,330
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 25,000 17,881
State of Texas, GO, Series A,
5.52%, 4/1/2039 50,000 52,073
Texas Department of
Transportation State
Highway Fund, RB, 5.18%,
4/1/2030 100,000 102,134
Texas Natural Gas
Securitization Finance Corp.
Series A-1, 5.10%,
4/1/2035 12,560 12,962
Series A-2, 5.17%,
4/1/2041 15,000 15,410
396,548
Wisconsin 0 .0%
†
State of Wisconsin, RB, Series
C, 3.15%, 5/1/2027 20,000 19,828
Total Municipal Bonds
(cost $1,413,834)
1,325,446
Supranational 1 .3%
African Development Bank
4.63%, 1/4/2027 100,000 100,953
4.38%, 3/14/2028 200,000 203,201
Asian Development Bank
2.50%, 11/2/2027 250,000 244,411
2.75%, 1/19/2028 200,000 196,219
4.50%, 8/25/2028 210,000 214,782
3.13%, 9/26/2028 75,000 73,900
3.75%, 8/28/2030 50,000 49,972
4.38%, 3/22/2035 25,000 25,486
Asian Infrastructure
Investment Bank (The),
4.00%, 1/18/2028 100,000 100,694
Corp. Andina de Fomento,
5.00%, 1/24/2029 50,000 51,482
European Bank for
Reconstruction &
Development, 4.13%,
1/25/2029 150,000 152,002
European Investment Bank
4.50%, 10/16/2028 50,000 51,191
4.00%, 2/15/2029 50,000 50,512
3.75%, 11/15/2029 50,000 50,078
3.63%, 7/15/2030 80,000 79,580
3.75%, 2/14/2033 200,000 197,325
4.13%, 2/13/2034 100,000 100,656
Inter-American Development
Bank
4.00%, 1/12/2028 300,000 302,160
1.13%, 1/13/2031 50,000 43,718
3.50%, 4/12/2033 200,000 193,274
Supranational
Principal
Amount ($) Value ($)
Inter-American Development
Bank
4.38%, 7/16/2035 25,000 25,414
Inter-American Investment
Corp., 4.25%, 2/14/2029 80,000 81,064
International Bank for
Reconstruction &
Development
0.75%, 11/24/2027 80,000 75,417
4.63%, 8/1/2028 210,000 215,305
1.75%, 10/23/2029 250,000 232,010
4.13%, 3/20/2030 40,000 40,632
4.00%, 7/25/2030 50,000 50,515
4.00%, 1/10/2031 75,000 75,689
3.88%, 8/28/2034 75,000 73,885
4.38%, 8/27/2035 50,000 50,834
Total Supranational
(cost $3,410,918)
3,402,361
U.S. Government Agency Securities 0 .5%
FHLB, 5.50%, 7/15/2036 200,000 220,011
FHLMC
6.75%, 3/15/2031 200,000 228,844
6.25%, 7/15/2032(b) 165,000 187,653
FNMA
6.25%, 5/15/2029 100,000 108,551
7.25%, 5/15/2030 200,000 229,498
0.88%, 8/5/2030 80,000 70,241
Tennessee Valley Authority,
4.88%, 1/15/2048 100,000 97,624
Total U.S. Government Agency Securities
(cost $1,157,679)
1,142,422
U.S. Treasury Obligations 44 .8%
U.S. Treasury Bonds
5.25%, 11/15/2028 100,000 104,656
4.50%, 2/15/2036 (b) 80,000 82,963
4.75%, 2/15/2037 200,000 211,031
4.50%, 8/15/2039 185,000 187,370
4.38%, 11/15/2039 480,000 478,763
1.13%, 5/15/2040 500,000 321,602
1.13%, 8/15/2040 260,000 165,456
1.38%, 11/15/2040 200,000 131,758
1.88%, 2/15/2041 500,000 354,414
2.25%, 5/15/2041 490,000 365,873
3.75%, 8/15/2041 150,000 137,086
2.00%, 11/15/2041 550,000 389,770
3.13%, 11/15/2041 70,000 58,756
2.38%, 2/15/2042 950,000 710,199
3.13%, 2/15/2042 80,000 66,813
3.25%, 5/15/2042 300,000 254,215
2.75%, 8/15/2042 140,000 109,834
3.38%, 8/15/2042 300,000 257,754
2.75%, 11/15/2042 250,000 195,215
4.00%, 11/15/2042 200,000 186,398
3.13%, 2/15/2043 242,000 199,149
3.88%, 2/15/2043 692,000 633,396
2.88%, 5/15/2043 700,000 553,027

36 - Statement of Investments - October 31, 2025 - Nationwide Bond Index Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
3.88%, 5/15/2043 400,000 365,375
3.63%, 8/15/2043 500,000 439,688
4.38%, 8/15/2043 200,000 194,531
3.75%, 11/15/2043 250,000 223,320
4.75%, 11/15/2043 200,000 203,711
3.63%, 2/15/2044 300,000 262,664
4.50%, 2/15/2044 190,000 187,298
4.63%, 5/15/2044 150,000 150,100
3.13%, 8/15/2044 400,000 323,516
4.13%, 8/15/2044 269,000 251,778
3.00%, 11/15/2044 260,000 205,512
4.63%, 11/15/2044 250,000 249,697
4.75%, 2/15/2045 247,000 250,435
3.00%, 5/15/2045 200,000 157,289
5.00%, 5/15/2045 260,000 272,106
4.88%, 8/15/2045 87,000 89,610
2.50%, 2/15/2046 400,000 285,328
2.50%, 5/15/2046 400,000 284,359
2.25%, 8/15/2046 300,000 202,441
2.88%, 11/15/2046 275,000 208,205
3.00%, 2/15/2047 400,000 308,781
3.00%, 5/15/2047 400,000 307,953
2.75%, 8/15/2047 350,000 256,498
3.00%, 2/15/2048 500,000 381,621
3.13%, 5/15/2048 200,000 155,836
3.00%, 8/15/2048 350,000 265,918
3.38%, 11/15/2048 500,000 405,606
2.88%, 5/15/2049 400,000 294,781
2.25%, 8/15/2049 300,000 193,734
2.38%, 11/15/2049 350,000 231,561
2.00%, 2/15/2050 500,000 302,461
1.88%, 2/15/2051 550,000 317,947
2.38%, 5/15/2051 664,000 432,015
2.00%, 8/15/2051 700,000 414,969
1.88%, 11/15/2051 259,000 148,247
2.25%, 2/15/2052 800,000 501,938
2.88%, 5/15/2052 640,000 461,525
3.00%, 8/15/2052 600,000 443,461
4.00%, 11/15/2052 750,000 670,283
3.63%, 2/15/2053 778,000 649,478
3.63%, 5/15/2053 510,000 425,352
4.13%, 8/15/2053 700,000 638,750
4.75%, 11/15/2053 580,000 586,616
4.25%, 2/15/2054 600,000 559,195
4.63%, 5/15/2054 750,000 743,848
4.25%, 8/15/2054 674,000 628,452
4.50%, 11/15/2054 460,000 447,368
4.63%, 2/15/2055 421,000 417,908
4.75%, 5/15/2055 426,000 431,591
4.75%, 8/15/2055 604,000 612,211
U.S. Treasury Notes
1.25%, 12/31/2026 390,000 379,199
4.00%, 1/15/2027 1,000,000 1,003,516
1.50%, 1/31/2027 800,000 778,781
4.13%, 1/31/2027 1,283,000 1,289,465
2.25%, 2/15/2027 400,000 392,891
4.13%, 2/15/2027 500,000 502,715
1.13%, 2/28/2027 200,000 193,484
1.88%, 2/28/2027 700,000 683,840
0.63%, 3/31/2027 (b) 500,000 479,414
2.50%, 3/31/2027 600,000 590,484
3.88%, 3/31/2027 472,000 473,383
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
4.50%, 4/15/2027 400,000 404,719
0.50%, 4/30/2027 300,000 286,406
2.75%, 4/30/2027 450,000 444,217
3.75%, 4/30/2027 1,114,000 1,115,741
2.38%, 5/15/2027 500,000 490,605
2.63%, 5/31/2027 (b) 700,000 689,145
3.88%, 5/31/2027 1,222,000 1,226,296
3.75%, 6/30/2027 726,000 727,361
2.75%, 7/31/2027 300,000 295,594
3.88%, 7/31/2027 2,136,000 2,145,011
2.25%, 8/15/2027 500,000 488,281
3.75%, 8/15/2027 354,000 354,761
0.50%, 8/31/2027 500,000 472,734
3.13%, 8/31/2027 (b) 700,000 694,012
3.38%, 9/15/2027 268,000 266,869
0.38%, 9/30/2027 500,000 470,527
3.88%, 10/15/2027 500,000 502,480
0.50%, 10/31/2027 500,000 470,449
2.25%, 11/15/2027 870,000 847,129
4.13%, 11/15/2027 800,000 808,125
0.63%, 11/30/2027 250,000 235,293
3.88%, 11/30/2027 430,000 432,368
0.63%, 12/31/2027 500,000 469,395
3.88%, 12/31/2027 800,000 804,625
4.25%, 1/15/2028 758,000 768,245
0.75%, 1/31/2028 500,000 469,590
3.50%, 1/31/2028 1,300,000 1,297,359
2.75%, 2/15/2028 800,000 785,187
4.25%, 2/15/2028 201,000 203,827
1.13%, 2/29/2028 700,000 661,773
4.00%, 2/29/2028 300,000 302,672
3.88%, 3/15/2028 631,000 635,141
1.25%, 3/31/2028 500,000 473,145
3.63%, 3/31/2028 600,000 600,445
3.75%, 4/15/2028 400,000 401,375
1.25%, 4/30/2028 700,000 661,117
3.50%, 4/30/2028 417,000 416,055
2.88%, 5/15/2028 1,000,000 982,695
3.75%, 5/15/2028 393,000 394,443
1.25%, 5/31/2028 700,000 659,832
3.63%, 5/31/2028 350,000 350,260
3.88%, 6/15/2028 173,000 174,223
1.25%, 6/30/2028 700,000 658,629
4.00%, 6/30/2028 750,000 757,676
1.00%, 7/31/2028 1,000,000 932,617
4.13%, 7/31/2028 700,000 709,488
1.13%, 8/31/2028 370,000 345,603
4.38%, 8/31/2028 400,000 408,156
1.25%, 9/30/2028 500,000 467,793
4.63%, 9/30/2028 500,000 514,082
1.38%, 10/31/2028 500,000 468,535
4.88%, 10/31/2028 300,000 310,664
1.50%, 11/30/2028 500,000 469,453
3.75%, 12/31/2028 300,000 301,160
1.75%, 1/31/2029 500,000 471,602
4.00%, 1/31/2029 400,000 404,547
2.63%, 2/15/2029 457,000 442,987
4.25%, 2/28/2029 718,000 731,911
2.38%, 3/31/2029 400,000 384,031
4.13%, 3/31/2029 800,000 812,562
2.88%, 4/30/2029 350,000 341,359
4.63%, 4/30/2029 400,000 412,906

Nationwide Bond Index Fund - October 31, 2025 - Statement of Investments - 37
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
2.38%, 5/15/2029 100,000 95,848
2.75%, 5/31/2029 300,000 291,105
4.50%, 5/31/2029 (b) 500,000 514,277
3.25%, 6/30/2029 400,000 394,609
4.25%, 6/30/2029 600,000 612,375
2.63%, 7/31/2029 300,000 289,301
4.00%, 7/31/2029 600,000 607,219
1.63%, 8/15/2029 200,000 186,070
3.13%, 8/31/2029 400,000 392,437
3.63%, 8/31/2029 1,220,000 1,218,523
3.50%, 9/30/2029 840,000 835,177
3.88%, 9/30/2029 300,000 302,344
4.00%, 10/31/2029 1,300,000 1,316,148
4.13%, 10/31/2029 211,000 214,569
3.88%, 11/30/2029 250,000 251,953
4.13%, 11/30/2029 250,000 254,277
3.88%, 12/31/2029 700,000 705,359
4.38%, 12/31/2029 483,000 495,962
3.50%, 1/31/2030 650,000 645,506
4.25%, 1/31/2030 1,248,000 1,275,739
1.50%, 2/15/2030 700,000 640,473
4.00%, 2/28/2030 1,082,000 1,095,779
3.63%, 3/31/2030 400,000 399,031
4.00%, 3/31/2030 1,160,000 1,174,681
3.50%, 4/30/2030 50,000 49,613
3.88%, 4/30/2030 635,000 639,887
0.63%, 5/15/2030 700,000 611,187
3.75%, 5/31/2030 300,000 300,680
4.00%, 5/31/2030 575,000 582,479
3.88%, 6/30/2030 560,000 564,266
3.88%, 7/31/2030 (b) 280,000 282,089
4.00%, 7/31/2030 550,000 556,961
0.63%, 8/15/2030 220,000 190,515
3.63%, 8/31/2030 888,000 884,878
4.13%, 8/31/2030 400,000 407,172
3.63%, 9/30/2030 735,000 732,244
4.63%, 9/30/2030 500,000 520,273
4.88%, 10/31/2030 550,000 578,768
0.88%, 11/15/2030 800,000 696,812
4.38%, 11/30/2030 200,000 205,953
3.75%, 12/31/2030 400,000 400,375
1.13%, 2/15/2031 800,000 702,219
4.25%, 2/28/2031 600,000 614,461
4.13%, 3/31/2031 500,000 508,965
4.63%, 4/30/2031 400,000 417,062
1.63%, 5/15/2031 900,000 804,621
4.63%, 5/31/2031 300,000 312,797
4.25%, 6/30/2031 400,000 409,563
4.13%, 7/31/2031 500,000 508,691
1.25%, 8/15/2031 900,000 782,051
3.75%, 8/31/2031 400,000 399,000
3.63%, 9/30/2031 500,000 495,313
4.13%, 10/31/2031 460,000 467,727
1.38%, 11/15/2031 250,000 217,363
4.13%, 11/30/2031 600,000 609,844
4.38%, 1/31/2032 263,000 270,828
1.88%, 2/15/2032 800,000 712,969
4.13%, 2/29/2032 352,000 357,610
4.13%, 3/31/2032 365,000 370,717
4.00%, 4/30/2032 287,000 289,410
2.88%, 5/15/2032 870,000 820,791
4.13%, 5/31/2032 329,000 333,961
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
4.00%, 6/30/2032 336,000 338,612
4.00%, 7/31/2032 210,000 211,518
2.75%, 8/15/2032 850,000 793,090
3.88%, 8/31/2032 358,000 357,888
3.88%, 9/30/2032 251,000 250,843
4.13%, 11/15/2032 500,000 507,246
3.50%, 2/15/2033 730,000 711,094
3.38%, 5/15/2033 1,000,000 964,102
3.88%, 8/15/2033 900,000 895,641
4.50%, 11/15/2033 1,267,000 1,313,523
4.00%, 2/15/2034 1,077,000 1,077,715
4.38%, 5/15/2034 1,300,000 1,334,277
3.88%, 8/15/2034 1,250,000 1,235,547
4.25%, 11/15/2034 1,000,000 1,015,156
4.63%, 2/15/2035 988,000 1,030,608
4.25%, 5/15/2035 1,149,000 1,164,440
4.25%, 8/15/2035 1,405,000 1,422,563
Total U.S. Treasury Obligations
(cost $117,863,373)
113,533,565
Repurchase Agreements 3 .9%
CF Secured, LLC
4.13%, dated
10/31/2025, due
11/3/2025, repurchase
price $6,616,043,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
11/30/2025 - 2/15/2055;
total market value
$6,748,363. (f)(g) 6,613,766 6,613,766
Deutsche Bank Securities,
Inc.
4.14%, dated 10/31/2025,
due 11/3/2025,
repurchase price
$296,165, collateralized
by U.S. Government
Treasury Securities,
ranging from 3.63%
- 5.38%, maturing
2/15/2031 - 2/15/2044;
total market value
$301,984. (f)(g) 296,063 296,063
Marex Capital Markets, Inc.
4.24%, dated
10/31/2025, due
11/3/2025, repurchase
price $1,000,353,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.75%, maturing
11/4/2025 - 2/15/2055;
total market value
$1,020,360. (f)(g) 1,000,000 1,000,000

38 - Statement of Investments - October 31, 2025 - Nationwide Bond Index Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets
4.17%, dated
10/31/2025, due
11/3/2025, repurchase
price $2,000,695,
collateralized by U.S.
Government Agency
Securities, ranging from
0.01% - 5.15%, maturing
7/25/2036 - 11/25/2055;
total market value
$2,040,709. (f)(g) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $9,909,829)
9,909,829
Total Investments
(cost $273,310,538) — 102.7%
260,091,163
Liabilities in excess of other
assets — (2.7)% (6,906,276)
NET ASSETS — 100.0%
$ 253,184,887
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of October 31, 2025.
(b) The security or a portion of this security is on loan as of
October 31, 2025. The total value of securities on loan as of
October 31, 2025 was $13,032,780, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $9,909,829 and by $3,559,914 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 4.88%, and maturity
dates ranging from 1/15/2026 - 2/15/2054, a total value of
$13,469,743.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2025.
(d) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2025
was $144,686 which represents 0.06% of net assets.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of October 31, 2025.
(f) Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of
securities purchased with cash collateral as of October 31,
2025 was $9,909,829.
(g) Please refer to Note 2 for additional information on the joint repurchase agreement.
ACES Alternative Credit Enhancement Services
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to
delayed delivery
UMBS Uniform Mortgage-Backed Securities
The accompanying notes are an integral part of these financial statements.

Nationwide International Index Fund - October 31, 2025 - Statement of Investments - 39
Common Stocks 98 .3%
Shares Value ($)
AUSTRALIA 6 .8%
Banks 2 .2%
ANZ Group Holdings Ltd. 123,759 2,974,207
Commonwealth Bank of
Australia 69,167 7,756,463
National Australia Bank Ltd. 127,012 3,634,336
Westpac Banking Corp. 141,924 3,607,604
17,972,610
Broadline Retail 0 .3%
Wesfarmers Ltd. 46,522 2,551,282
Capital Markets 0 .3%
ASX Ltd. 8,144 300,482
Macquarie Group Ltd. 15,078 2,151,177
2,451,659
Commercial Services & Supplies 0 .1%
Brambles Ltd. 56,395 916,217
Consumer Staples Distribution & Retail 0 .2%
Coles Group Ltd. 54,260 782,822
Woolworths Group Ltd. 50,924 946,607
1,729,429
Diversified REITs 0 .0%
†
Stockland 98,811 407,181
Diversified Telecommunication Services 0 .1%
Telstra Group Ltd. 163,160 520,492
Electric Utilities 0 .1%
Origin Energy Ltd. 71,080 569,351
Financial Services 0 .0%
†
Washington H Soul Pattinson
& Co. Ltd.(a) 14,535 358,207
Gas Utilities 0 .0%
†
APA Group 56,561 339,614
Health Care Equipment & Supplies 0 .1%
Cochlear Ltd. 2,722 510,933
Health Care Providers & Services 0 .1%
Sigma Healthcare Ltd. 179,984 367,219
Sonic Healthcare Ltd. 18,831 260,563
627,782
Health Care Technology 0 .1%
Pro Medicus Ltd. 2,373 407,752
Hotels, Restaurants & Leisure 0 .2%
Aristocrat Leisure Ltd. 23,594 975,504
Lottery Corp. Ltd. (The) 90,465 325,614
1,301,118
Industrial REITs 0 .2%
Goodman Group 84,796 1,827,543
Insurance 0 .3%
Insurance Australia Group
Ltd. 99,004 510,432
Medibank Pvt Ltd. 111,863 356,721
QBE Insurance Group Ltd. 61,905 806,009
Suncorp Group Ltd. 46,184 594,063
2,267,225
Interactive Media & Services 0 .1%
CAR Group Ltd. 15,106 352,376
REA Group Ltd. 2,202 306,700
659,076
Metals & Mining 1 .9%
BHP Group Ltd.(a) 209,799 5,970,619
BlueScope Steel Ltd. 16,775 250,713
Common Stocks
Shares Value ($)
AUSTRALIA
Metals & Mining
Evolution Mining Ltd. 85,398 603,551
Fortescue Ltd. 68,928 957,333
Glencore plc 415,592 1,986,788
Northern Star Resources Ltd. 55,356 887,577
Rio Tinto Ltd. 15,362 1,334,244
Rio Tinto plc 46,832 3,352,846
South32 Ltd. 193,301 399,974
15,743,645
Oil, Gas & Consumable Fuels 0 .2%
Santos Ltd. 135,389 559,723
Woodside Energy Group Ltd. 79,153 1,283,067
1,842,790
Passenger Airlines 0 .0%
†
Qantas Airways Ltd. 28,489 189,932
Professional Services 0 .1%
Computershare Ltd. 20,713 494,565
Retail REITs 0 .1%
Scentre Group 216,254 575,038
Vicinity Ltd. 169,267 278,682
853,720
Software 0 .0%
†
WiseTech Global Ltd. 8,266 372,884
Trading Companies & Distributors 0 .0%
†
SGH Ltd. 7,903 251,130
Transportation Infrastructure 0 .1%
Transurban Group 129,578 1,226,343
56,392,480
AUSTRIA 0 .2%
Banks 0 .2%
Erste Group Bank AG 12,622 1,305,561
Electric Utilities 0 .0%
†
Verbund AG 2,598 200,511
Oil, Gas & Consumable Fuels 0 .0%
†
OMV AG 6,179 338,038
Paper & Forest Products 0 .0%
†
Mondi plc 17,726 197,650
2,041,760
BELGIUM 0 .8%
Banks 0 .1%
KBC Group NV 9,415 1,135,771
Beverages 0 .3%
Anheuser-Busch InBev SA/
NV 41,192 2,510,728
Chemicals 0 .0%
†
Syensqo SA(a) 3,138 259,161
Distributors 0 .0%
†
D'ieteren Group(a) 828 151,255
Electric Utilities 0 .0%
†
Elia Group SA/NV(a) 1,781 214,535
Financial Services 0 .1%
Groupe Bruxelles Lambert
NV 3,114 273,721
Sofina SA(a) 712 195,639
469,360

40 - Statement of Investments - October 31, 2025 - Nationwide International Index Fund
Common Stocks
Shares Value ($)
BELGIUM
Food Products 0 .0%
†
Lotus Bakeries NV 19 165,928
Insurance 0 .1%
Ageas SA/NV 6,056 400,984
Pharmaceuticals 0 .2%
UCB SA 5,183 1,336,469
6,644,191
BRAZIL 0 .0%
†
Chemicals 0 .0%
†
Yara International ASA 7,071 257,858
CHILE 0 .1%
Metals & Mining 0 .1%
Antofagasta plc 16,717 611,271
CHINA 0 .6%
Banks 0 .1%
BOC Hong Kong Holdings
Ltd. 154,100 757,571
Broadline Retail 0 .5%
Prosus NV* 54,219 3,744,941
Food Products 0 .0%
†
Wilmar International Ltd. 76,958 184,833
Machinery 0 .0%
†
Yangzijiang Shipbuilding
Holdings Ltd. 111,700 301,032
Marine Transportation 0 .0%
†
SITC International Holdings
Co. Ltd. 56,000 206,305
Real Estate Management & Development 0 .0%
†
Wharf Holdings Ltd. (The)(a) 48,644 127,756
5,322,438
DENMARK 1 .7%
Air Freight & Logistics 0 .2%
DSV A/S 8,520 1,807,642
Banks 0 .1%
Danske Bank A/S 27,385 1,222,533
Beverages 0 .1%
Carlsberg A/S, Class B 3,938 462,820
Biotechnology 0 .1%
Genmab A/S* 2,591 739,662
Building Products 0 .0%
†
ROCKWOOL A/S, Class B 3,800 130,343
Chemicals 0 .1%
Novonesis Novozymes B,
Class B 14,547 865,462
Electrical Equipment 0 .1%
Vestas Wind Systems A/S 42,098 871,031
Health Care Equipment & Supplies 0 .1%
Coloplast A/S, Class B 5,047 456,365
Demant A/S* 3,222 107,190
563,555
Independent Power and Renewable Electricity Producers
0 .0%
†
Orsted A/S Reg. S*(b) 23,345 416,974
Common Stocks
Shares Value ($)
DENMARK
Insurance 0 .0%
†
Tryg A/S 13,567 334,406
Pharmaceuticals 0 .8%
Novo Nordisk A/S, Class B 133,113 6,567,403
Textiles, Apparel & Luxury Goods 0 .1%
Pandora A/S 3,136 419,874
14,401,705
FINLAND 1 .1%
Banks 0 .3%
Nordea Bank Abp 130,419 2,230,097
Communications Equipment 0 .2%
Nokia OYJ 211,366 1,443,303
Consumer Staples Distribution & Retail 0 .0%
†
Kesko OYJ, Class B(a) 11,768 248,257
Diversified Telecommunication Services 0 .0%
†
Elisa OYJ 6,035 265,663
Electric Utilities 0 .1%
Fortum OYJ(a) 18,965 422,827
Insurance 0 .1%
Sampo OYJ, Class A 99,832 1,113,083
Machinery 0 .3%
Kone OYJ, Class B 14,396 961,992
Metso Oyj(a) 27,768 454,861
Wartsila OYJ Abp 20,250 663,181
2,080,034
Oil, Gas & Consumable Fuels 0 .0%
†
Neste OYJ(a) 17,284 357,754
Paper & Forest Products 0 .1%
Stora Enso OYJ, Class R 22,390 260,427
UPM-Kymmene OYJ(a) 22,235 596,081
856,508
Pharmaceuticals 0 .0%
†
Orion OYJ, Class B 4,256 297,248
9,314,774
FRANCE 9 .1%
Aerospace & Defense 1 .5%
Airbus SE 24,560 6,056,684
Dassault Aviation SA 802 257,727
Safran SA 14,883 5,283,195
Thales SA 3,803 1,081,976
12,679,582
Automobile Components 0 .1%
Cie Generale des
Etablissements Michelin
SCA 27,334 872,737
Automobiles 0 .1%
Renault SA 8,318 323,033
Banks 0 .7%
BNP Paribas SA 42,253 3,268,079
Credit Agricole SA 42,995 775,527
Societe Generale SA 29,957 1,895,593
5,939,199
Beverages 0 .1%
Pernod Ricard SA 8,232 806,499

Nationwide International Index Fund - October 31, 2025 - Statement of Investments - 41
Common Stocks
Shares Value ($)
FRANCE
Building Products 0 .2%
Cie de Saint-Gobain SA 18,764 1,821,317
Capital Markets 0 .0%
†
Amundi SA Reg. S(b) 2,800 207,590
Chemicals 0 .6%
Air Liquide SA 23,924 4,635,614
Arkema SA 2,247 133,394
4,769,008
Construction & Engineering 0 .4%
Bouygues SA 8,257 372,650
Eiffage SA 2,931 361,434
Vinci SA 20,274 2,713,230
3,447,314
Consumer Staples Distribution & Retail 0 .1%
Carrefour SA 25,195 377,777
Diversified REITs 0 .0%
†
Covivio SA 2,584 165,635
Diversified Telecommunication Services 0 .2%
Orange SA 76,671 1,221,014
Electrical Equipment 0 .2%
Legrand SA 10,911 1,882,133
Entertainment 0 .0%
†
Bollore SE 28,719 159,912
Financial Services 0 .0%
†
Edenred SE 9,199 264,449
Food Products 0 .3%
Danone SA 26,538 2,343,990
Health Care Equipment & Supplies 0 .6%
BioMerieux 1,821 234,300
EssilorLuxottica SA 12,454 4,572,871
4,807,171
Hotels, Restaurants & Leisure 0 .1%
Accor SA 8,405 428,698
FDJ UNITED Reg. S(b) 4,692 136,461
Sodexo SA 3,918 217,002
782,161
Insurance 0 .4%
AXA SA 73,566 3,190,756
IT Services 0 .1%
Capgemini SE 6,813 1,048,924
Life Sciences Tools & Services 0 .0%
†
Sartorius Stedim Biotech 1,129 270,128
Machinery 0 .1%
Alstom SA* 14,196 355,412
Media 0 .1%
Publicis Groupe SA 9,310 932,218
Multi-Utilities 0 .3%
Engie SA 75,840 1,774,725
Veolia Environnement SA 26,092 861,951
2,636,676
Office REITs 0 .0%
†
Gecina SA 1,804 167,520
Oil, Gas & Consumable Fuels 0 .6%
TotalEnergies SE 84,857 5,284,281
Common Stocks
Shares Value ($)
FRANCE
Personal Care Products 0 .5%
L'Oreal SA 9,954 4,156,821
Pharmaceuticals 0 .0%
†
Ipsen SA 1,433 201,440
Professional Services 0 .1%
Bureau Veritas SA 14,069 461,909
Teleperformance SE 2,416 172,044
633,953
Retail REITs 0 .1%
Klepierre SA 8,550 326,862
Unibail-Rodamco-Westfield 5,111 528,850
855,712
Software 0 .1%
Dassault Systemes SE 27,163 771,230
Textiles, Apparel & Luxury Goods 1 .4%
Hermes International SCA 1,298 3,206,986
Kering SA 3,082 1,089,096
LVMH Moet Hennessy Louis
Vuitton SE 10,336 7,308,299
11,604,381
Trading Companies & Distributors 0 .0%
†
Rexel SA 8,811 304,885
Transportation Infrastructure 0 .1%
Aeroports de Paris SA 1,427 195,936
Getlink SE 12,846 234,437
430,373
75,715,231
GERMANY 9 .3%
Aerospace & Defense 0 .6%
Hensoldt AG(a) 2,660 282,770
MTU Aero Engines AG 2,194 956,645
Rheinmetall AG 1,903 3,734,072
4,973,487
Air Freight & Logistics 0 .2%
Deutsche Post AG 39,949 1,833,720
Automobile Components 0 .0%
†
Continental AG 4,583 345,864
Automobiles 0 .6%
Bayerische Motoren Werke
AG 11,503 1,069,902
Bayerische Motoren Werke
AG (Preference) 2,420 209,317
Dr Ing hc F Porsche AG
(Preference) Reg. S(a)(b) 4,415 231,433
Mercedes-Benz Group AG 29,606 1,915,322
Porsche Automobil Holding
SE (Preference) 6,439 255,537
Volkswagen AG (Preference) 8,426 875,471
4,556,982
Banks 0 .1%
Commerzbank AG 32,334 1,174,494
Capital Markets 0 .6%
Deutsche Bank AG
(Registered) 75,877 2,704,945
Deutsche Boerse AG 7,716 1,952,799
4,657,744
Chemicals 0 .4%
BASF SE 37,278 1,839,603

42 - Statement of Investments - October 31, 2025 - Nationwide International Index Fund
Common Stocks
Shares Value ($)
GERMANY
Chemicals
Covestro AG* 7,404 517,169
Evonik Industries AG 10,245 171,665
Symrise AG, Class A 5,543 458,537
2,986,974
Construction Materials 0 .2%
Heidelberg Materials AG 5,585 1,307,632
Diversified Telecommunication Services 0 .5%
Deutsche Telekom AG
(Registered) 144,358 4,474,905
Electrical Equipment 0 .4%
Siemens Energy AG* 27,853 3,450,439
Entertainment 0 .0%
†
CTS Eventim AG & Co.
KGaA 2,409 215,558
Health Care Equipment & Supplies 0 .1%
Siemens Healthineers AG
Reg. S(b) 13,914 779,341
Health Care Providers & Services 0 .2%
Fresenius Medical Care AG 8,896 477,440
Fresenius SE & Co. KGaA(a) 17,610 1,015,585
1,493,025
Household Products 0 .1%
Henkel AG & Co. KGaA 4,262 318,127
Henkel AG & Co. KGaA
(Preference) 6,517 527,881
846,008
Independent Power and Renewable Electricity Producers
0 .2%
RWE AG 26,054 1,281,363
Industrial Conglomerates 1 .1%
Siemens AG (Registered) 31,412 8,889,483
Insurance 1 .3%
Allianz SE (Registered) 15,961 6,409,328
Hannover Rueck SE(a) 2,514 717,227
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 5,421 3,351,436
Talanx AG 2,747 334,086
10,812,077
Interactive Media & Services 0 .0%
†
Scout24 SE Reg. S(b) 3,125 360,853
Life Sciences Tools & Services 0 .0%
†
Sartorius AG (Preference) 1,122 308,065
Machinery 0 .2%
Daimler Truck Holding AG 19,243 770,177
GEA Group AG 6,051 432,378
Knorr-Bremse AG 2,806 260,661
Rational AG(a) 234 171,481
1,634,697
Multi-Utilities 0 .2%
E.ON SE 91,405 1,700,388
Passenger Airlines 0 .0%
†
Deutsche Lufthansa AG
(Registered)(a) 24,950 218,361
Common Stocks
Shares Value ($)
GERMANY
Personal Care Products 0 .1%
Beiersdorf AG(a) 4,098 433,403
Pharmaceuticals 0 .2%
Bayer AG (Registered) 41,026 1,274,732
Merck KGaA 5,422 709,292
1,984,024
Real Estate Management & Development 0 .1%
LEG Immobilien SE 3,226 245,584
Vonovia SE 31,771 953,881
1,199,465
Semiconductors & Semiconductor Equipment 0 .3%
Infineon Technologies AG 53,506 2,116,366
Software 1 .4%
Nemetschek SE 2,476 285,366
SAP SE 43,160 11,152,478
11,437,844
Specialty Retail 0 .0%
†
Zalando SE Reg. S*(b) 9,273 259,259
Textiles, Apparel & Luxury Goods 0 .2%
adidas AG 7,143 1,349,465
Trading Companies & Distributors 0 .0%
†
Brenntag SE 4,802 266,470
77,347,756
HONG KONG 1 .8%
Banks 0 .1%
Hang Seng Bank Ltd. 32,700 636,874
Capital Markets 0 .4%
Futu Holdings Ltd., ADR 2,497 497,003
Hong Kong Exchanges &
Clearing Ltd. 49,400 2,704,660
3,201,663
Diversified Telecommunication Services 0 .0%
†
HKT Trust & HKT Ltd. 159,420 232,379
Electric Utilities 0 .1%
CK Infrastructure Holdings
Ltd. 28,500 185,398
CLP Holdings Ltd. 68,500 584,137
Power Assets Holdings Ltd. 58,800 373,276
1,142,811
Food Products 0 .0%
†
WH Group Ltd. Reg. S(b) 333,743 319,996
Gas Utilities 0 .1%
Hong Kong & China Gas Co.
Ltd. 457,565 425,331
Ground Transportation 0 .0%
†
MTR Corp. Ltd.(a) 66,714 244,397
Industrial Conglomerates 0 .0%
†
Swire Pacific Ltd., Class A 14,000 115,718
Insurance 0 .7%
AIA Group Ltd. 435,800 4,240,432
Prudential plc 105,742 1,468,602
5,709,034
Machinery 0 .1%
Techtronic Industries Co. Ltd. 62,000 724,878
Real Estate Management & Development 0 .2%
CK Asset Holdings Ltd. 79,386 391,857

Nationwide International Index Fund - October 31, 2025 - Statement of Investments - 43
Common Stocks
Shares Value ($)
HONG KONG
Real Estate Management & Development
Henderson Land
Development Co. Ltd. 58,352 204,449
Hongkong Land Holdings
Ltd. 42,800 261,458
Sino Land Co. Ltd. 142,200 176,309
Sun Hung Kai Properties Ltd.
(a) 61,200 742,316
Wharf Real Estate
Investment Co. Ltd. 69,270 196,773
1,973,162
Retail REITs 0 .1%
Link REIT 105,101 547,857
15,274,100
INDONESIA 0 .1%
Industrial Conglomerates 0 .1%
Jardine Matheson Holdings
Ltd. 7,000 411,353
IRELAND 0 .4%
Banks 0 .2%
AIB Group plc 87,568 806,229
Bank of Ireland Group plc 38,691 633,535
1,439,764
Building Products 0 .0%
†
Kingspan Group plc 6,358 477,559
Food Products 0 .1%
Kerry Group plc, Class A 6,710 611,687
Trading Companies & Distributors 0 .1%
AerCap Holdings NV 7,233 942,026
3,471,036
ISRAEL 0 .9%
Aerospace & Defense 0 .1%
Elbit Systems Ltd. 1,105 528,646
Banks 0 .4%
Bank Hapoalim BM 50,295 1,021,597
Bank Leumi Le-Israel BM 60,467 1,227,686
Israel Discount Bank Ltd.,
Class A 51,253 511,863
Mizrahi Tefahot Bank Ltd. 6,279 407,614
3,168,760
Chemicals 0 .0%
†
ICL Group Ltd. 31,608 206,326
Insurance 0 .1%
Phoenix Financial Ltd. 9,460 363,302
IT Services 0 .0%
†
Wix.com Ltd.* 2,452 356,864
Pharmaceuticals 0 .1%
Teva Pharmaceutical
Industries Ltd., ADR* 48,300 989,184
Real Estate Management & Development 0 .0%
†
Azrieli Group Ltd. 1,582 166,730
Semiconductors & Semiconductor Equipment 0 .1%
Nova Ltd.* 1,227 420,834
Software 0 .1%
Check Point Software
Technologies Ltd.*(a) 3,556 695,838
Common Stocks
Shares Value ($)
ISRAEL
Software
Nice Ltd.* 2,627 359,390
1,055,228
7,255,874
ITALY 3 .2%
Aerospace & Defense 0 .1%
Leonardo SpA 16,486 968,136
Automobiles 0 .3%
Ferrari NV 5,274 2,109,330
Banks 1 .3%
Banca Monte dei Paschi di
Siena SpA(a) 80,940 708,537
Banco BPM SpA 45,955 668,525
BPER Banca SpA 61,231 731,965
FinecoBank Banca Fineco
SpA 25,268 577,653
Intesa Sanpaolo SpA 590,154 3,799,226
UniCredit SpA 58,030 4,292,484
10,778,390
Beverages 0 .1%
Coca-Cola HBC AG 9,154 415,390
Davide Campari-Milano
NV(a) 23,347 161,096
576,486
Diversified Telecommunication Services 0 .0%
†
Infrastrutture Wireless
Italiane SpA Reg. S(a)(b) 9,747 107,009
Telecom Italia SpA* 472,678 278,678
385,687
Electric Utilities 0 .5%
Enel SpA 333,436 3,371,178
Terna - Rete Elettrica
Nazionale(a) 58,345 597,834
3,969,012
Electrical Equipment 0 .1%
Prysmian SpA 11,812 1,226,598
Financial Services 0 .0%
†
Banca Mediolanum SpA 9,666 194,168
Nexi SpA Reg. S(b) 25,045 131,874
326,042
Gas Utilities 0 .1%
Snam SpA(a) 85,634 527,888
Insurance 0 .3%
Generali(a) 34,944 1,344,369
Poste Italiane SpA Reg. S(b) 18,420 443,787
Unipol Assicurazioni SpA 14,816 324,183
2,112,339
Oil, Gas & Consumable Fuels 0 .2%
Eni SpA 83,409 1,537,219
Passenger Airlines 0 .1%
Ryanair Holdings plc 35,328 1,068,817
Pharmaceuticals 0 .0%
†
Recordati Industria Chimica
e Farmaceutica SpA 4,875 289,343
Textiles, Apparel & Luxury Goods 0 .1%
Moncler SpA 9,746 582,231
26,457,518

44 - Statement of Investments - October 31, 2025 - Nationwide International Index Fund
Common Stocks
Shares Value ($)
JAPAN 22 .4%
Air Freight & Logistics 0 .0%
†
SG Holdings Co. Ltd. 11,300 103,837
Automobile Components 0 .4%
Aisin Corp. 20,700 371,435
Bridgestone Corp. 23,600 1,033,419
Denso Corp. 73,100 1,021,132
Sumitomo Electric Industries
Ltd. 29,900 1,090,700
3,516,686
Automobiles 1 .4%
Honda Motor Co. Ltd. 162,300 1,647,932
Isuzu Motors Ltd. 21,400 262,364
Nissan Motor Co. Ltd.*(a) 91,400 211,402
Subaru Corp. 23,800 510,063
Suzuki Motor Corp. 64,400 961,297
Toyota Motor Corp. 391,700 7,988,580
Yamaha Motor Co. Ltd.(a) 37,800 272,504
11,854,142
Banks 2 .1%
Chiba Bank Ltd. (The)(a) 21,800 213,725
Japan Post Bank Co. Ltd. 73,900 831,115
Mitsubishi UFJ Financial
Group, Inc. 473,884 7,156,203
Mizuho Financial Group, Inc. 104,351 3,484,003
Resona Holdings, Inc. 84,801 824,766
Sumitomo Mitsui Financial
Group, Inc. 152,915 4,139,034
Sumitomo Mitsui Trust
Group, Inc. 26,252 723,133
Yokohama Financial Group,
Inc. 40,600 294,538
17,666,517
Beverages 0 .2%
Asahi Group Holdings Ltd. 58,700 632,041
Kirin Holdings Co. Ltd. 31,100 436,279
Suntory Beverage & Food
Ltd. 5,500 166,285
1,234,605
Broadline Retail 0 .2%
Pan Pacific International
Holdings Corp. 77,000 458,288
Rakuten Group, Inc.* 60,600 396,030
Ryohin Keikaku Co. Ltd. 21,200 436,764
1,291,082
Building Products 0 .2%
AGC, Inc.(a) 7,520 234,802
Daikin Industries Ltd. 10,700 1,248,580
1,483,382
Capital Markets 0 .3%
Daiwa Securities Group, Inc.
(a) 54,000 415,617
Japan Exchange Group, Inc. 40,200 449,764
Nomura Holdings, Inc. 122,900 875,663
SBI Holdings, Inc. 11,970 535,214
2,276,258
Chemicals 0 .5%
Asahi Kasei Corp. 50,300 385,102
Mitsubishi Chemical Group
Corp.(a) 54,200 282,855
Nippon Paint Holdings Co.
Ltd.(a) 37,900 241,459
Common Stocks
Shares Value ($)
JAPAN
Chemicals
Nippon Sanso Holdings
Corp. 7,500 249,119
Nitto Denko Corp.(a) 29,450 732,775
Shin-Etsu Chemical Co. Ltd. 69,200 2,089,950
Toray Industries, Inc. 59,300 363,238
4,344,498
Commercial Services & Supplies 0 .1%
Dai Nippon Printing Co. Ltd. 15,100 252,123
Secom Co. Ltd.(a) 16,800 567,360
TOPPAN Holdings, Inc. 9,300 228,250
1,047,733
Construction & Engineering 0 .2%
Kajima Corp.(a) 17,900 576,403
Obayashi Corp. 27,300 461,619
Taisei Corp.(a) 6,100 443,593
1,481,615
Consumer Staples Distribution & Retail 0 .4%
Aeon Co. Ltd.(a) 92,700 1,464,509
Kobe Bussan Co. Ltd.(a) 6,100 141,810
MatsukiyoCocokara & Co. 12,600 228,181
Seven & i Holdings Co. Ltd.
(a) 85,400 1,088,174
2,922,674
Diversified Telecommunication Services 0 .2%
NTT, Inc. 1,245,700 1,282,457
Electric Utilities 0 .1%
Chubu Electric Power Co.,
Inc. 28,600 397,323
Kansai Electric Power Co.,
Inc. (The) 40,400 629,463
1,026,786
Electrical Equipment 0 .5%
Fuji Electric Co. Ltd. 5,840 424,902
Fujikura Ltd. 10,600 1,447,248
Mitsubishi Electric Corp. 79,200 2,237,427
Nidec Corp. 33,600 406,648
4,516,225
Electronic Equipment, Instruments & Components 0 .9%
Keyence Corp. 8,172 3,031,527
Kyocera Corp. 52,100 692,505
Murata Manufacturing Co.
Ltd. 69,600 1,525,463
Shimadzu Corp. 9,000 241,786
TDK Corp. 79,900 1,377,865
Yokogawa Electric Corp. 9,600 286,810
7,155,956
Entertainment 0 .7%
Capcom Co. Ltd. 14,300 373,592
Konami Group Corp.(a) 4,100 686,612
Nexon Co. Ltd. 12,700 260,328
Nintendo Co. Ltd. 45,800 3,923,862
Toho Co. Ltd. 4,800 283,019
5,527,413
Financial Services 0 .2%
Mitsubishi HC Capital, Inc. 38,500 301,830
ORIX Corp. 48,300 1,177,729
Sony Financial Group, Inc.* 252,100 254,210
1,733,769
Food Products 0 .2%
Ajinomoto Co., Inc. 38,000 1,076,315

Nationwide International Index Fund - October 31, 2025 - Statement of Investments - 45
Common Stocks
Shares Value ($)
JAPAN
Food Products
Kikkoman Corp.(a) 26,500 210,412
MEIJI Holdings Co. Ltd. 9,396 180,568
Nissin Foods Holdings Co.
Ltd.(a) 8,300 149,719
Yakult Honsha Co. Ltd.(a) 11,000 164,328
1,781,342
Gas Utilities 0 .1%
Osaka Gas Co. Ltd.(a) 13,980 439,018
Tokyo Gas Co. Ltd. 12,980 454,184
893,202
Ground Transportation 0 .3%
Central Japan Railway Co. 31,500 768,740
East Japan Railway Co. 40,570 987,575
Hankyu Hanshin Holdings,
Inc. 10,300 276,341
Tokyo Metro Co. Ltd.(a) 13,100 137,633
Tokyu Corp. 19,150 213,231
West Japan Railway Co. 18,200 373,193
2,756,713
Health Care Equipment & Supplies 0 .5%
Hoya Corp. 14,100 2,285,632
Olympus Corp. 46,900 580,115
Sysmex Corp. 21,500 237,385
Terumo Corp. 55,500 903,455
4,006,587
Health Care Technology 0 .0%
†
M3, Inc.(a) 17,000 239,448
Hotels, Restaurants & Leisure 0 .1%
Oriental Land Co. Ltd. 45,000 909,260
Zensho Holdings Co. Ltd. 4,100 255,029
1,164,289
Household Durables 1 .1%
Panasonic Holdings Corp. 97,202 1,130,884
Sekisui House Ltd. 24,800 531,382
Sony Group Corp. 254,200 7,114,562
8,776,828
Household Products 0 .0%
†
Unicharm Corp.(a) 45,100 278,903
Industrial Conglomerates 0 .8%
Hikari Tsushin, Inc. 800 211,426
Hitachi Ltd. 189,400 6,496,161
Sekisui Chemical Co. Ltd. 14,500 250,864
6,958,451
Insurance 0 .9%
Dai-ichi Life Holdings, Inc. 146,300 1,026,837
Japan Post Holdings Co. Ltd.
(a) 72,900 682,959
Japan Post Insurance Co.
Ltd. 7,300 188,708
MS&AD Insurance Group
Holdings, Inc. 53,665 1,105,153
Sompo Holdings, Inc.(a) 37,275 1,135,807
T&D Holdings, Inc. 19,500 418,998
Tokio Marine Holdings, Inc. 76,400 2,858,792
7,417,254
Interactive Media & Services 0 .0%
†
LY Corp. 117,600 345,466
IT Services 0 .7%
Fujitsu Ltd. 72,200 1,882,812
NEC Corp. 53,000 1,923,679
Common Stocks
Shares Value ($)
JAPAN
IT Services
Nomura Research Institute
Ltd. 15,754 617,053
Obic Co. Ltd. 13,800 427,904
Otsuka Corp. 9,300 183,792
SCSK Corp.(a) 6,800 250,123
TIS, Inc.(a) 8,900 306,415
5,591,778
Leisure Products 0 .1%
Bandai Namco Holdings, Inc. 24,247 753,277
Shimano, Inc. 2,900 303,292
1,056,569
Machinery 1 .3%
Daifuku Co. Ltd.(a) 13,100 417,858
FANUC Corp. 38,000 1,250,061
IHI Corp.(a) 42,000 875,315
Kawasaki Heavy Industries
Ltd.(a) 6,300 503,892
Komatsu Ltd. 39,300 1,312,516
Kubota Corp.(a) 38,900 507,175
Makita Corp. 9,400 293,612
MINEBEA MITSUMI, Inc. 16,000 315,775
Mitsubishi Heavy Industries
Ltd. 132,900 3,979,617
SMC Corp. 2,400 818,700
Toyota Industries Corp. 6,800 742,001
11,016,522
Marine Transportation 0 .2%
Kawasaki Kisen Kaisha Ltd.
(a) 14,600 209,296
Mitsui OSK Lines Ltd.(a) 14,300 424,636
Nippon Yusen KK 18,220 629,344
1,263,276
Metals & Mining 0 .2%
JFE Holdings, Inc. 22,400 256,595
Nippon Steel Corp. 198,530 819,670
Sumitomo Metal Mining Co.
Ltd.(a) 10,700 351,665
1,427,930
Office REITs 0 .0%
†
Nippon Building Fund, Inc. 303 279,456
Oil, Gas & Consumable Fuels 0 .2%
ENEOS Holdings, Inc. 112,517 708,506
Idemitsu Kosan Co. Ltd. 31,420 218,780
Inpex Corp. 36,300 670,419
1,597,705
Passenger Airlines 0 .0%
†
ANA Holdings, Inc. 7,400 138,738
Japan Airlines Co. Ltd. 5,574 100,364
239,102
Personal Care Products 0 .1%
Kao Corp. 19,100 807,546
Shiseido Co. Ltd. 15,800 268,363
1,075,909
Pharmaceuticals 0 .9%
Astellas Pharma, Inc. 73,800 771,970
Chugai Pharmaceutical Co.
Ltd.(a) 27,500 1,268,415
Daiichi Sankyo Co. Ltd. 69,900 1,672,725
Eisai Co. Ltd. 11,400 339,139
Kyowa Kirin Co. Ltd. 8,900 137,419

46 - Statement of Investments - October 31, 2025 - Nationwide International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Pharmaceuticals
Otsuka Holdings Co. Ltd. 18,400 996,979
Shionogi & Co. Ltd. 30,500 512,341
Takeda Pharmaceutical Co.
Ltd. 66,297 1,793,092
7,492,080
Professional Services 0 .3%
Recruit Holdings Co. Ltd. 54,500 2,726,023
Real Estate Management & Development 0 .5%
Daito Trust Construction Co.
Ltd. 13,100 244,326
Daiwa House Industry Co.
Ltd. 22,900 776,419
Hulic Co. Ltd. 19,100 196,712
Mitsubishi Estate Co. Ltd. 43,700 924,747
Mitsui Fudosan Co. Ltd. 107,600 1,117,567
Sumitomo Realty &
Development Co. Ltd. 12,600 536,486
3,796,257
Semiconductors & Semiconductor Equipment 1 .4%
Advantest Corp. 31,700 4,742,307
Disco Corp. 3,900 1,306,650
Lasertec Corp. 3,300 649,668
Renesas Electronics Corp. 69,700 860,264
SCREEN Holdings Co. Ltd.
(a) 3,600 341,261
Tokyo Electron Ltd. 18,400 4,081,888
11,982,038
Software 0 .1%
Oracle Corp. Japan 1,800 166,065
Trend Micro, Inc. 5,200 265,342
431,407
Specialty Retail 0 .4%
Fast Retailing Co. Ltd. 8,000 2,929,564
Nitori Holdings Co. Ltd.(a) 16,500 267,260
Sanrio Co. Ltd. 7,700 356,257
ZOZO, Inc.(a) 16,500 142,573
3,695,654
Technology Hardware, Storage & Peripherals 0 .3%
Canon, Inc. 35,500 1,018,595
FUJIFILM Holdings Corp. 46,700 1,082,633
2,101,228
Textiles, Apparel & Luxury Goods 0 .1%
Asics Corp. 29,200 744,038
Tobacco 0 .2%
Japan Tobacco, Inc. 49,200 1,710,231
Trading Companies & Distributors 1 .5%
ITOCHU Corp. 48,700 2,807,307
Marubeni Corp. 58,800 1,445,335
Mitsubishi Corp. 133,700 3,212,391
Mitsui & Co. Ltd. 102,800 2,528,833
MonotaRO Co. Ltd.(a) 11,400 160,931
Sumitomo Corp. 45,400 1,317,884
Toyota Tsusho Corp. 28,900 880,877
12,353,558
Wireless Telecommunication Services 1 .3%
KDDI Corp. 128,800 2,053,769
SoftBank Corp. 1,197,400 1,696,832
Common Stocks
Shares Value ($)
JAPAN
Wireless Telecommunication Services
SoftBank Group Corp. 39,500 6,888,406
10,639,007
186,303,886
LUXEMBOURG 0 .2%
Capital Markets 0 .0%
†
CVC Capital Partners plc
Reg. S(b) 8,940 149,289
Life Sciences Tools & Services 0 .1%
Eurofins Scientific SE 5,180 365,082
Metals & Mining 0 .1%
ArcelorMittal SA 19,497 742,433
1,256,804
MACAU 0 .1%
Hotels, Restaurants & Leisure 0 .1%
Galaxy Entertainment Group
Ltd. 91,000 451,509
Sands China Ltd. 106,700 276,935
728,444
MEXICO 0 .0%
†
Metals & Mining 0 .0%
†
Fresnillo plc 9,256 269,865
NETHERLANDS 4 .4%
Banks 0 .5%
ABN AMRO Bank NV, CVA
Reg. S(b) 24,416 729,321
ING Groep NV 125,565 3,147,881
3,877,202
Beverages 0 .1%
Heineken Holding NV 5,232 353,545
Heineken NV 11,743 907,835
1,261,380
Biotechnology 0 .2%
Argenx SE* 2,507 2,047,960
Capital Markets 0 .1%
Euronext NV Reg. S(b) 3,224 459,913
Chemicals 0 .1%
Akzo Nobel NV(a) 6,875 455,264
Consumer Staples Distribution & Retail 0 .2%
Koninklijke Ahold Delhaize
NV 37,067 1,517,201
Diversified Telecommunication Services 0 .1%
Koninklijke KPN NV 164,306 760,463
Entertainment 0 .1%
Universal Music Group NV(a) 44,948 1,205,776
Financial Services 0 .3%
Adyen NV Reg. S*(b) 1,050 1,801,140
EXOR NV 3,783 328,236
2,129,376
Food Products 0 .0%
†
JDE Peet's NV 6,631 241,380
Health Care Equipment & Supplies 0 .1%
Koninklijke Philips NV 31,581 862,392
Insurance 0 .1%
ASR Nederland NV 6,482 432,908

Nationwide International Index Fund - October 31, 2025 - Statement of Investments - 47
Common Stocks
Shares Value ($)
NETHERLANDS
Insurance
NN Group NV 11,347 776,728
1,209,636
Professional Services 0 .2%
Randstad NV(a) 4,364 170,995
Wolters Kluwer NV 9,896 1,212,172
1,383,167
Semiconductors & Semiconductor Equipment 2 .3%
ASM International NV 1,911 1,238,324
ASML Holding NV 16,278 17,236,031
BE Semiconductor Industries
NV 2,994 509,655
18,984,010
Trading Companies & Distributors 0 .0%
†
IMCD NV 2,382 247,082
36,642,202
NEW ZEALAND 0 .3%
Electric Utilities 0 .0%
†
Contact Energy Ltd. 37,423 199,649
Financial Services 0 .0%
†
Infratil Ltd. 39,419 278,849
Health Care Equipment & Supplies 0 .1%
Fisher & Paykel Healthcare
Corp. Ltd. 24,257 515,036
Independent Power and Renewable Electricity Producers
0 .0%
†
Meridian Energy Ltd. 47,550 160,929
Software 0 .1%
Xero Ltd.* 6,661 629,541
Transportation Infrastructure 0 .1%
Auckland International
Airport Ltd. 68,275 316,976
2,100,980
NORWAY 0 .5%
Aerospace & Defense 0 .1%
Kongsberg Gruppen ASA 18,334 468,705
Banks 0 .1%
DNB Bank ASA 36,806 940,213
Diversified Telecommunication Services 0 .0%
†
Telenor ASA 25,613 380,963
Food Products 0 .1%
Mowi ASA 19,401 427,467
Orkla ASA 31,041 314,739
Salmar ASA 2,467 138,739
880,945
Insurance 0 .0%
†
Gjensidige Forsikring ASA 7,583 203,940
Metals & Mining 0 .1%
Norsk Hydro ASA 58,343 394,689
Oil, Gas & Consumable Fuels 0 .1%
Aker BP ASA 13,033 338,211
Equinor ASA 32,116 769,494
1,107,705
4,377,160
Common Stocks
Shares Value ($)
POLAND 0 .0%
†
Air Freight & Logistics 0 .0%
†
InPost SA*(a) 9,497 119,752
PORTUGAL 0 .2%
Banks 0 .0%
†
Banco Comercial Portugues
SA, Class R 348,057 307,439
Consumer Staples Distribution & Retail 0 .0%
†
Jeronimo Martins SGPS SA 11,882 305,961
Electric Utilities 0 .1%
EDP SA 126,502 628,539
Oil, Gas & Consumable Fuels 0 .1%
Galp Energia SGPS SA 16,559 332,192
1,574,131
SINGAPORE 1 .8%
Aerospace & Defense 0 .1%
Singapore Technologies
Engineering Ltd. 67,700 440,562
Banks 0 .8%
DBS Group Holdings Ltd. 87,325 3,613,636
Oversea-Chinese Banking
Corp. Ltd. 141,189 1,847,550
United Overseas Bank Ltd. 52,662 1,402,289
6,863,475
Broadline Retail 0 .3%
Sea Ltd., ADR* 15,949 2,492,031
Capital Markets 0 .1%
Singapore Exchange Ltd. 35,000 453,995
Diversified REITs 0 .1%
CapitaLand Integrated
Commercial Trust 240,037 436,640
Diversified Telecommunication Services 0 .1%
Singapore
Telecommunications Ltd. 305,303 995,520
Ground Transportation 0 .1%
Grab Holdings Ltd., Class A* 96,793 581,726
Hotels, Restaurants & Leisure 0 .0%
†
Genting Singapore Ltd. 262,717 147,169
Industrial Conglomerates 0 .1%
Keppel Ltd. 60,100 469,842
Industrial REITs 0 .0%
†
CapitaLand Ascendas REIT 151,813 328,819
Multi-Utilities 0 .0%
†
Sembcorp Industries Ltd. 37,500 187,712
Passenger Airlines 0 .0%
†
Singapore Airlines Ltd. 60,182 307,603
Real Estate Management & Development 0 .0%
†
CapitaLand Investment Ltd. 99,345 201,157
Semiconductors & Semiconductor Equipment 0 .1%
STMicroelectronics NV 28,979 709,320
14,615,571
SOUTH AFRICA 0 .2%
Metals & Mining 0 .2%
Anglo American plc 45,881 1,729,439

48 - Statement of Investments - October 31, 2025 - Nationwide International Index Fund
Common Stocks
Shares Value ($)
SOUTH KOREA 0 .0%
†
Hotels, Restaurants & Leisure 0 .0%
†
Delivery Hero SE Reg. S*(a)
(b) 8,194 207,779
SPAIN 3 .4%
Banks 1 .7%
Banco Bilbao Vizcaya
Argentaria SA(a) 238,288 4,805,457
Banco de Sabadell SA 205,957 771,095
Banco Santander SA(a) 615,234 6,260,737
Bankinter SA 28,658 431,983
CaixaBank SA(a) 159,764 1,687,531
13,956,803
Biotechnology 0 .0%
†
Grifols SA 12,552 162,580
Construction & Engineering 0 .1%
ACS Actividades de
Construccion y Servicios
SA 7,485 614,393
Diversified Telecommunication Services 0 .2%
Cellnex Telecom SA Reg.
S(b) 20,615 642,313
Telefonica SA(a) 152,058 768,909
1,411,222
Electric Utilities 0 .7%
Acciona SA(a) 1,104 244,353
Endesa SA 12,856 460,704
Iberdrola SA(a) 262,339 5,311,361
Redeia Corp. SA 16,266 292,490
6,308,908
Hotels, Restaurants & Leisure 0 .2%
Amadeus IT Group SA 18,469 1,412,057
Independent Power and Renewable Electricity Producers
0 .0%
†
EDP Renovaveis SA(a) 11,993 175,346
Oil, Gas & Consumable Fuels 0 .1%
Repsol SA 48,946 895,564
Specialty Retail 0 .3%
Industria de Diseno Textil
SA(a) 44,691 2,463,716
Transportation Infrastructure 0 .1%
Aena SME SA Reg. S(b) 30,397 825,124
28,225,713
SWEDEN 3 .1%
Aerospace & Defense 0 .1%
Saab AB, Class B 12,967 716,908
Banks 0 .4%
Skandinaviska Enskilda
Banken AB, Class A 62,064 1,184,694
Svenska Handelsbanken AB,
Class A(a) 61,676 809,685
Swedbank AB, Class A 34,704 1,057,228
3,051,607
Biotechnology 0 .0%
†
Swedish Orphan Biovitrum
AB* 8,231 283,811
Building Products 0 .2%
Assa Abloy AB, Class B 41,783 1,582,762
Common Stocks
Shares Value ($)
SWEDEN
Building Products
Nibe Industrier AB, Class
B(a) 65,808 257,668
1,840,430
Capital Markets 0 .1%
EQT AB(a) 15,147 525,666
Commercial Services & Supplies 0 .0%
†
Securitas AB, Class B 21,541 317,796
Communications Equipment 0 .1%
Telefonaktiebolaget LM
Ericsson, Class B 117,399 1,184,784
Construction & Engineering 0 .0%
†
Skanska AB, Class B 13,407 366,405
Diversified Telecommunication Services 0 .0%
†
Telia Co. AB(a) 98,756 387,519
Electronic Equipment, Instruments & Components 0 .1%
Hexagon AB, Class B(a) 84,422 1,035,964
Financial Services 0 .4%
Industrivarden AB, Class A 5,019 209,256
Industrivarden AB, Class C 5,985 249,003
Investor AB, Class B(a) 70,873 2,339,431
L E Lundbergforetagen AB,
Class B 3,496 187,421
2,985,111
Hotels, Restaurants & Leisure 0 .0%
†
Evolution AB Reg. S(b) 5,883 393,297
Household Products 0 .1%
Essity AB, Class B 25,583 702,566
Industrial Conglomerates 0 .1%
Investment AB Latour, Class
B(a) 6,259 160,009
Lifco AB, Class B(a) 9,339 363,042
523,051
Machinery 1 .0%
Alfa Laval AB 11,894 565,692
Atlas Copco AB, Class A 111,973 1,892,772
Atlas Copco AB, Class B 63,594 957,846
Epiroc AB, Class A(a) 27,395 580,075
Epiroc AB, Class B 15,611 292,456
Indutrade AB(a) 12,024 321,521
Sandvik AB 43,729 1,327,768
SKF AB, Class B 13,322 343,417
Trelleborg AB, Class B 8,830 370,395
Volvo AB, Class B 65,129 1,796,693
8,448,635
Metals & Mining 0 .1%
Boliden AB* 11,598 523,790
Paper & Forest Products 0 .1%
Holmen AB, Class B(a) 3,240 122,494
Svenska Cellulosa AB SCA,
Class B(a) 25,377 338,289
460,783
Real Estate Management & Development 0 .1%
Fastighets AB Balder, Class
B* 31,261 229,340
Sagax AB, Class B(a) 9,425 211,501
440,841

Nationwide International Index Fund - October 31, 2025 - Statement of Investments - 49
Common Stocks
Shares Value ($)
SWEDEN
Specialty Retail 0 .1%
H & M Hennes & Mauritz AB,
Class B(a) 23,367 443,278
Trading Companies & Distributors 0 .1%
AddTech AB, Class B 10,775 364,972
Beijer Ref AB, Class B(a) 14,780 234,614
599,586
Wireless Telecommunication Services 0 .0%
†
Tele2 AB, Class B 22,697 359,395
25,591,223
SWITZERLAND 4 .8%
Banks 0 .0%
†
Banque Cantonale Vaudoise
(Registered)(a) 1,290 149,585
Building Products 0 .2%
Belimo Holding AG
(Registered)(a) 412 443,472
Geberit AG (Registered)(a) 1,430 1,044,242
1,487,714
Capital Markets 0 .8%
Julius Baer Group Ltd.(a) 8,523 574,816
Partners Group Holding
AG(a) 930 1,136,717
UBS Group AG (Registered) 131,218 5,011,803
6,723,336
Chemicals 0 .4%
DSM-Firmenich AG 7,465 608,380
EMS-Chemie Holding AG
(Registered)(a) 282 193,028
Givaudan SA (Registered) 379 1,553,754
Sika AG (Registered) 6,394 1,250,479
3,605,641
Containers & Packaging 0 .0%
†
SIG Group AG(a) 13,457 150,171
Diversified Telecommunication Services 0 .1%
Swisscom AG (Registered)
(a) 1,080 790,441
Electric Utilities 0 .0%
†
BKW AG 927 207,225
Electrical Equipment 0 .6%
ABB Ltd. (Registered) 64,254 4,769,675
Food Products 0 .2%
Barry Callebaut AG
(Registered)(a) 149 193,597
Chocoladefabriken Lindt &
Spruengli AG 39 600,051
Chocoladefabriken Lindt &
Spruengli AG (Registered) 5 766,120
1,559,768
Health Care Equipment & Supplies 0 .1%
Sonova Holding AG
(Registered) 2,117 575,893
Straumann Holding AG
(Registered)(a) 4,641 582,566
1,158,459
Insurance 0 .8%
Baloise Holding AG
(Registered) 1,655 410,037
Common Stocks
Shares Value ($)
SWITZERLAND
Insurance
Helvetia Holding AG
(Registered)(a) 1,503 368,649
Swiss Life Holding AG
(Registered)(a) 1,194 1,294,862
Zurich Insurance Group
AG(a) 6,001 4,170,137
6,243,685
Life Sciences Tools & Services 0 .2%
Lonza Group AG
(Registered) 2,879 1,986,212
Machinery 0 .2%
Schindler Holding AG(a) 1,694 602,891
Schindler Holding AG
(Registered)(a) 951 321,109
VAT Group AG Reg. S(b) 1,163 506,377
1,430,377
Marine Transportation 0 .0%
†
Kuehne + Nagel International
AG (Registered)(a) 1,963 376,116
Pharmaceuticals 0 .3%
Galderma Group AG 6,337 1,171,548
Sandoz Group AG 17,394 1,157,705
2,329,253
Professional Services 0 .1%
SGS SA (Registered) 6,713 756,016
Real Estate Management & Development 0 .1%
Swiss Prime Site AG
(Registered) 3,317 471,129
Specialty Retail 0 .0%
†
Avolta AG 3,845 201,924
Technology Hardware, Storage & Peripherals 0 .1%
Logitech International SA
(Registered) 6,196 744,608
Textiles, Apparel & Luxury Goods 0 .6%
Cie Financiere Richemont
SA (Registered) 22,243 4,395,793
Swatch Group AG (The)(a) 1,281 266,362
4,662,155
39,803,490
UNITED KINGDOM 11 .1%
Aerospace & Defense 1 .1%
BAE Systems plc 125,168 3,081,883
Melrose Industries plc 51,528 424,364
Rolls-Royce Holdings plc 349,209 5,357,091
8,863,338
Banks 2 .4%
Barclays plc 587,502 3,141,791
HSBC Holdings plc 720,941 10,045,902
Lloyds Banking Group plc 2,455,695 2,873,866
NatWest Group plc 336,626 2,583,168
Standard Chartered plc 81,006 1,659,894
20,304,621
Beverages 0 .4%
Coca-Cola Europacific
Partners plc(a) 9,548 848,149
Diageo plc 93,009 2,140,680
2,988,829

50 - Statement of Investments - October 31, 2025 - Nationwide International Index Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Broadline Retail 0 .1%
Next plc 4,756 894,598
Capital Markets 0 .6%
3i Group plc 40,556 2,344,028
London Stock Exchange
Group plc 19,810 2,468,894
Schroders plc 26,049 130,130
4,943,052
Commercial Services & Supplies 0 .1%
Rentokil Initial plc 103,895 577,196
Consumer Staples Distribution & Retail 0 .3%
J Sainsbury plc 70,398 315,903
Marks & Spencer Group plc 86,740 453,281
Tesco plc 269,143 1,624,734
2,393,918
Diversified Consumer Services 0 .0%
†
Pearson plc 23,433 326,241
Diversified REITs 0 .0%
†
Land Securities Group plc 30,986 253,285
Diversified Telecommunication Services 0 .1%
BT Group plc 242,591 591,985
Electric Utilities 0 .1%
SSE plc 46,118 1,160,901
Electronic Equipment, Instruments & Components 0 .1%
Halma plc 15,851 738,508
Financial Services 0 .1%
M&G plc 89,106 308,719
Wise plc, Class A* 28,293 359,274
667,993
Food Products 0 .0%
†
Associated British Foods plc 12,739 384,091
Health Care Equipment & Supplies 0 .1%
Smith & Nephew plc 33,801 625,212
Hotels, Restaurants & Leisure 0 .4%
Compass Group plc 69,588 2,301,047
Entain plc 23,389 243,257
InterContinental Hotels
Group plc 6,041 726,573
Whitbread plc 7,132 270,740
3,541,617
Household Durables 0 .0%
†
Barratt Redrow plc 57,160 282,580
Household Products 0 .3%
Reckitt Benckiser Group plc 27,845 2,126,030
Industrial Conglomerates 0 .2%
CK Hutchison Holdings Ltd. 108,886 722,825
DCC plc(a) 3,846 253,576
Smiths Group plc 13,166 436,570
1,412,971
Industrial REITs 0 .1%
Segro plc 52,826 484,721
Insurance 0 .3%
Admiral Group plc 11,285 485,665
Aviva plc 127,292 1,120,110
Legal & General Group plc 235,117 734,581
Phoenix Group Holdings plc 29,590 262,031
2,602,387
Common Stocks
Shares Value ($)
UNITED KINGDOM
Interactive Media & Services 0 .0%
†
Auto Trader Group plc Reg.
S(b) 37,959 389,577
Machinery 0 .0%
†
Spirax Group plc 2,887 269,666
Media 0 .1%
Informa plc 55,193 703,037
WPP plc 47,604 180,200
883,237
Multi-Utilities 0 .4%
Centrica plc 206,334 486,015
National Grid plc 200,956 3,005,785
3,491,800
Passenger Airlines 0 .0%
†
International Consolidated
Airlines Group SA 53,726 294,977
Personal Care Products 0 .7%
Unilever plc 101,336 6,080,386
Pharmaceuticals 1 .3%
AstraZeneca plc 64,092 10,557,731
Hikma Pharmaceuticals plc 7,547 182,561
10,740,292
Professional Services 0 .5%
Intertek Group plc 6,441 429,399
RELX plc 76,157 3,366,147
3,795,546
Software 0 .1%
Sage Group plc (The) 39,318 593,812
Specialty Retail 0 .1%
JD Sports Fashion plc 115,121 140,906
Kingfisher plc 70,523 286,155
427,061
Tobacco 0 .7%
British American Tobacco plc 86,258 4,415,363
Imperial Brands plc 31,650 1,257,862
5,673,225
Trading Companies & Distributors 0 .2%
Ashtead Group plc 17,957 1,199,788
Bunzl plc 13,734 417,336
1,617,124
Water Utilities 0 .1%
Severn Trent plc 11,465 418,880
United Utilities Group plc 28,601 451,092
869,972
Wireless Telecommunication Services 0 .1%
Vodafone Group plc 790,911 956,380
92,247,129
UNITED STATES 9 .7%
Automobiles 0 .1%
Stellantis NV 84,567 856,863
Biotechnology 0 .3%
CSL Ltd. 19,851 2,326,037
Construction & Engineering 0 .2%
Ferrovial SE 21,289 1,307,687
Construction Materials 0 .4%
Amrize Ltd.* 20,916 1,075,501
Holcim AG 20,916 1,855,566

Nationwide International Index Fund - October 31, 2025 - Statement of Investments - 51
Common Stocks
Shares Value ($)
UNITED STATES
Construction Materials
James Hardie Industries plc
CHDI* 24,040 505,268
3,436,335
Electrical Equipment 0 .8%
Schneider Electric SE 22,661 6,427,346
Energy Equipment & Services 0 .0%
†
Tenaris SA 15,382 306,409
Entertainment 0 .5%
Spotify Technology SA* 6,331 4,148,831
Food Products 1 .2%
Nestle SA (Registered) 106,492 10,173,100
Health Care Equipment & Supplies 0 .2%
Alcon AG(a) 20,887 1,554,869
Insurance 0 .3%
Aegon Ltd. 56,151 428,375
Swiss Re AG 12,248 2,232,874
2,661,249
Life Sciences Tools & Services 0 .0%
†
QIAGEN NV 9,226 433,404
Marine Transportation 0 .1%
AP Moller - Maersk A/S,
Class A 112 230,933
AP Moller - Maersk A/S,
Class B 162 333,907
564,840
Oil, Gas & Consumable Fuels 1 .6%
BP plc 657,304 3,842,701
Shell plc 243,554 9,099,238
12,941,939
Pharmaceuticals 3 .6%
GSK plc 169,212 3,964,764
Haleon plc 368,076 1,713,806
Novartis AG (Registered) 78,579 9,724,098
Roche Holding AG 30,337 9,816,764
Sanofi SA 45,704 4,623,922
29,843,354
Professional Services 0 .2%
Experian plc 38,382 1,787,849
Software 0 .2%
CyberArk Software Ltd.* 1,989 1,035,831
Monday.com Ltd.* 1,702 349,319
1,385,150
80,155,262
Total Common Stocks
(cost $353,946,953) 816,868,175
Repurchase Agreements 6 .6%
Principal
Amount ($) Value ($)
CF Secured, LLC, 4.13%,
dated 10/31/2025, due
11/3/2025, repurchase
price $6,836,581,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
11/30/2025 - 2/15/2055;
total market value
$6,973,313.(c)(d) 6,834,229 6,834,229
Deutsche Bank Securities,
Inc., 4.14%, dated
10/31/2025, due
11/3/2025, repurchase
price $28,636,930,
collateralized by U.S.
Government Treasury
Securities, ranging from
3.63% - 5.38%, maturing
2/15/2031 - 2/15/2044;
total market value
$29,199,602.(c)(d) 28,627,054 28,627,054
Marex Capital Markets,
Inc., 4.24%, dated
10/31/2025, due
11/3/2025, repurchase
price $10,003,533,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.75%, maturing
11/4/2025 - 2/15/2055;
total market value
$10,203,604.(c)(d) 10,000,000 10,000,000
Santander US Capital
Markets, 4.16%, dated
10/31/2025, due
11/3/2025, repurchase
price $1,000,347,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
11/4/2025 - 10/31/2032;
total market value
$1,020,354.(c)(d) 1,000,000 1,000,000

52 - Statement of Investments - October 31, 2025 - Nationwide International Index Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets, 4.17%, dated
10/31/2025, due
11/3/2025, repurchase
price $8,002,780,
collateralized by U.S.
Government Agency
Securities, ranging from
0.01% - 5.15%, maturing
7/25/2036 - 11/25/2055;
total market value
$8,162,836.(c)(d) 8,000,000 8,000,000
Total Repurchase Agreements
(cost $54,461,283) 54,461,283
Total Investments
(cost $408,408,236) — 104.9% 871,329,458
Liabilities in excess of other assets
— (4.9)% (40,443,696)
NET ASSETS — 100.0%
$ 830,885,762
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2025. The total value of securities on loan as of
October 31, 2025 was $57,894,177, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $54,461,283 and by $6,640,295 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.13%, and maturity
dates ranging from 11/20/2025 - 5/15/2055, a total value of
$61,101,578.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of October 31, 2025
was $9,498,707 which represents 1.14% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2025 was $54,461,283.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
Preference A special type of equity investment that
shares in the earnings of the company, has
limited voting rights, and may have a dividend
preference. Preference shares may also have
liquidation preference.
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust

Nationwide International Index Fund - October 31, 2025 - Statement of Investments - 53
Futures contracts outstanding as of October 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 44 12/2025 EUR 2,875,124 (12,385)
FTSE 100 Index 13 12/2025 GBP 1,664,431 6,192
Nikkei 225 Index 6 12/2025 JPY 1,020,051 42,747
SPI 200 Index 7 12/2025 AUD 1,018,156 (9,806)
Net contracts 26,748
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
The accompanying notes are an integral part of these financial statements.

54 - Statement of Investments - October 31, 2025 - Nationwide Mid Cap Market Index Fund
Common Stocks 99 .9%
Shares Value ($)
Aerospace & Defense 3 .9%
AeroVironment, Inc.* 5,407 2,000,103
ATI, Inc.* 23,184 2,294,521
BWX Technologies, Inc. 15,533 3,318,004
Carpenter Technology Corp. 8,444 2,667,460
Curtiss-Wright Corp. 6,365 3,791,821
Hexcel Corp.(a) 13,354 953,476
Kratos Defense & Security
Solutions, Inc.*(a) 27,964 2,533,538
Woodward, Inc. 10,130 2,655,174
20,214,097
Air Freight & Logistics 0 .2%
GXO Logistics, Inc.* 19,247 1,081,874
Automobile Components 0 .8%
Autoliv, Inc. 11,945 1,395,176
Gentex Corp. 37,255 873,630
Goodyear Tire & Rubber Co.
(The)* 48,975 337,438
Lear Corp. 8,990 940,803
Visteon Corp. 4,610 494,008
4,041,055
Automobiles 0 .3%
Harley-Davidson, Inc.(a) 19,470 525,300
Thor Industries, Inc.(a) 8,868 925,376
1,450,676
Banks 6 .3%
Associated Banc-Corp. 28,439 704,434
Bank OZK 17,900 805,321
Cadence Bank 30,874 1,165,185
Columbia Banking System,
Inc. 50,254 1,346,807
Comerica, Inc. 21,537 1,647,581
Commerce Bancshares, Inc.
(a) 20,440 1,075,757
Cullen/Frost Bankers, Inc.(a) 10,827 1,333,237
East West Bancorp, Inc.(a) 23,430 2,380,488
First Financial Bankshares,
Inc.(a) 22,130 683,596
First Horizon Corp. 86,347 1,844,372
Flagstar Bank NA 51,227 585,012
FNB Corp. 62,082 975,929
Glacier Bancorp, Inc.(a) 21,466 876,886
Hancock Whitney Corp. 14,188 810,277
Home BancShares, Inc. 31,642 845,158
International Bancshares Corp. 9,309 617,931
Old National Bancorp(a) 56,209 1,148,350
Pinnacle Financial Partners,
Inc. 12,918 1,100,743
Prosperity Bancshares, Inc. 15,294 1,006,651
SOUTHSTATE BANK Corp. 17,091 1,515,117
Synovus Financial Corp.(a) 23,346 1,042,165
Texas Capital Bancshares,
Inc.* 7,507 629,387
UMB Financial Corp. 12,116 1,294,958
United Bankshares, Inc. 23,999 858,924
Valley National Bancorp 81,904 890,296
Webster Financial Corp. 27,932 1,593,241
Western Alliance Bancorp(a) 17,536 1,356,410
Wintrust Financial Corp. 11,374 1,478,848
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 24,301 1,266,325
32,879,386
Beverages 0 .6%
Boston Beer Co., Inc. (The),
Class A* 1,315 272,192
Celsius Holdings, Inc.* 26,916 1,621,151
Coca-Cola Consolidated, Inc. 10,001 1,303,930
3,197,273
Biotechnology 2 .5%
BioMarin Pharmaceutical, Inc.* 32,337 1,732,293
Cytokinetics, Inc.* 20,130 1,280,067
Exelixis, Inc.* 45,316 1,752,370
Halozyme Therapeutics, Inc.* 19,722 1,285,677
Neurocrine Biosciences, Inc.* 16,713 2,393,469
Roivant Sciences Ltd.* 72,430 1,447,876
United Therapeutics Corp.* 7,673 3,417,784
13,309,536
Broadline Retail 0 .4%
Macy's, Inc. 46,060 897,709
Ollie's Bargain Outlet
Holdings, Inc.* 10,364 1,252,075
2,149,784
Building Products 2 .1%
AAON, Inc. 11,441 1,125,680
Advanced Drainage Systems,
Inc.(a) 12,058 1,688,723
Carlisle Cos., Inc. 7,170 2,330,609
Fortune Brands Innovations,
Inc. 20,008 1,016,406
Owens Corning(a) 14,033 1,786,541
Simpson Manufacturing Co.,
Inc. 6,992 1,234,088
Trex Co., Inc.* 17,995 869,518
UFP Industries, Inc. 9,936 915,404
10,966,969
Capital Markets 2 .9%
Affiliated Managers Group, Inc. 4,909 1,168,145
Carlyle Group, Inc. (The) 43,115 2,298,892
Evercore, Inc., Class A 6,362 1,873,991
Federated Hermes, Inc., Class
B 12,831 622,047
Hamilton Lane, Inc., Class A(a) 7,006 798,404
Houlihan Lokey, Inc., Class A 9,103 1,630,165
Janus Henderson Group plc 21,109 919,508
Jefferies Financial Group, Inc. 27,806 1,468,991
Morningstar, Inc. 4,228 897,604
SEI Investments Co. 15,793 1,273,074
Stifel Financial Corp. 17,509 2,073,591
15,024,412
Chemicals 1 .4%
Ashland, Inc. 7,681 375,601
Avient Corp. 15,907 510,137
Axalta Coating Systems Ltd.* 37,272 1,061,134
Cabot Corp. 8,856 597,603
NewMarket Corp. 1,303 1,000,574
Olin Corp. 19,802 409,901
RPM International, Inc. 21,707 2,372,141
Scotts Miracle-Gro Co. (The) 7,215 386,147

Nationwide Mid Cap Market Index Fund - October 31, 2025 - Statement of Investments - 55
Common Stocks
Shares Value ($)
Chemicals
Westlake Corp. 5,543 381,414
7,094,652
Commercial Services & Supplies 1 .5%
Brink's Co. (The) 7,044 783,011
Clean Harbors, Inc.* 8,565 1,803,018
MSA Safety, Inc. 6,325 993,215
RB Global, Inc. 31,395 3,115,012
Tetra Tech, Inc.(a) 44,575 1,425,508
8,119,764
Communications Equipment 1 .3%
Ciena Corp.* 23,810 4,521,995
Lumentum Holdings, Inc.*(a) 11,844 2,387,277
6,909,272
Construction & Engineering 3 .0%
AECOM(a) 22,214 2,984,451
API Group Corp.*(a) 62,264 2,292,560
Comfort Systems USA, Inc. 5,932 5,727,821
Fluor Corp.* 27,191 1,326,105
MasTec, Inc.* 10,321 2,107,135
Valmont Industries, Inc. 3,327 1,375,482
15,813,554
Construction Materials 0 .3%
Eagle Materials, Inc.(a) 5,505 1,168,822
Knife River Corp.* 9,498 574,249
1,743,071
Consumer Finance 0 .7%
Ally Financial, Inc. 46,535 1,813,469
FirstCash Holdings, Inc. 6,654 1,054,659
SLM Corp.(a) 35,430 951,295
3,819,423
Consumer Staples Distribution & Retail 2 .7%
Albertsons Cos., Inc., Class A 68,499 1,211,747
BJ's Wholesale Club Holdings,
Inc.*(a) 22,430 1,979,672
Casey's General Stores, Inc. 6,284 3,224,886
Maplebear, Inc.* 30,553 1,126,184
Performance Food Group Co.* 26,395 2,553,452
Sprouts Farmers Market, Inc.* 16,476 1,300,945
US Foods Holding Corp.* 37,946 2,755,638
14,152,524
Containers & Packaging 1 .0%
AptarGroup, Inc. 11,103 1,288,059
Crown Holdings, Inc.(a) 19,174 1,863,329
Graphic Packaging Holding
Co.(a) 52,102 833,111
Greif, Inc., Class A 4,283 243,660
Silgan Holdings, Inc.(a) 14,021 541,491
Sonoco Products Co. 16,591 673,097
5,442,747
Diversified Consumer Services 1 .2%
Duolingo, Inc., Class A* 6,663 1,803,275
Graham Holdings Co., Class B 591 598,169
Grand Canyon Education,
Inc.* 4,744 893,295
H&R Block, Inc. 22,442 1,116,265
Service Corp. International(a) 23,559 1,967,412
6,378,416
Common Stocks
Shares Value ($)
Diversified REITs 0 .5%
WP Carey, Inc. 36,789 2,428,074
Diversified Telecommunication Services 0 .4%
Frontier Communications
Parent, Inc.* 41,599 1,570,778
Iridium Communications, Inc.
(a) 17,552 336,121
1,906,899
Electric Utilities 1 .0%
ALLETE, Inc. 9,206 619,840
IDACORP, Inc.(a) 9,105 1,174,727
OGE Energy Corp. 34,501 1,522,874
Portland General Electric
Co.(a) 19,131 873,904
TXNM Energy, Inc.(a) 15,510 880,968
5,072,313
Electrical Equipment 2 .0%
Acuity, Inc. 5,174 1,888,769
EnerSys 6,289 793,420
NEXTracker, Inc., Class A* 24,817 2,511,977
nVent Electric plc 27,129 3,102,201
Regal Rexnord Corp.(a) 11,169 1,573,600
Sensata Technologies Holding
plc 24,419 777,257
10,647,224
Electronic Equipment, Instruments & Components 3 .7%
Arrow Electronics, Inc.* 8,872 989,672
Avnet, Inc. 13,884 672,680
Belden, Inc.(a) 6,579 801,651
Cognex Corp. 28,214 1,167,777
Coherent Corp.* 26,314 3,472,395
Crane NXT Co. 8,256 522,192
Fabrinet*(a) 6,034 2,658,399
Flex Ltd.* 63,177 3,949,826
IPG Photonics Corp.* 4,372 372,145
Littelfuse, Inc. 4,265 1,037,717
Novanta, Inc.* 6,073 771,332
TD SYNNEX Corp. 12,642 1,978,347
Vontier Corp. 24,574 946,099
19,340,232
Energy Equipment & Services 1 .0%
NOV, Inc. 64,587 942,970
TechnipFMC plc 69,016 2,853,812
Valaris Ltd.*(a) 10,778 604,861
Weatherford International plc 11,988 883,396
5,285,039
Entertainment 0 .2%
Warner Music Group Corp.,
Class A 25,079 801,525
Financial Services 1 .5%
Equitable Holdings, Inc. 50,490 2,494,206
Essent Group Ltd. 16,466 997,346
Euronet Worldwide, Inc.* 6,839 518,807
MGIC Investment Corp. 38,709 1,061,401
Shift4 Payments, Inc., Class
A*(a) 11,274 779,033
Voya Financial, Inc. 16,177 1,204,539
WEX, Inc.* 5,815 848,292
7,903,624

56 - Statement of Investments - October 31, 2025 - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Food Products 0 .8%
Darling Ingredients, Inc.* 26,741 857,049
Flowers Foods, Inc.(a) 34,052 406,240
Ingredion, Inc. 10,918 1,260,046
Marzetti Co. (The) 3,354 525,874
Pilgrim's Pride Corp. 6,947 264,681
Post Holdings, Inc.*(a) 7,564 786,127
4,100,017
Gas Utilities 1 .1%
National Fuel Gas Co. 15,381 1,213,715
New Jersey Resources Corp. 17,249 764,130
ONE Gas, Inc.(a) 10,290 825,155
Southwest Gas Holdings, Inc. 10,138 805,971
Spire, Inc.(a) 10,117 874,109
UGI Corp. 36,514 1,220,663
5,703,743
Ground Transportation 1 .5%
Avis Budget Group, Inc.*(a) 2,816 383,173
Knight-Swift Transportation
Holdings, Inc., Class A 27,174 1,226,091
Landstar System, Inc.(a) 5,848 751,059
Ryder System, Inc. 6,851 1,159,395
Saia, Inc.* 4,495 1,314,787
XPO, Inc.* 19,805 2,849,345
7,683,850
Health Care Equipment & Supplies 1 .2%
Dentsply Sirona, Inc.(a) 34,919 440,329
Envista Holdings Corp.* 28,105 571,937
Globus Medical, Inc., Class A* 18,931 1,143,243
Haemonetics Corp.* 8,526 426,385
Lantheus Holdings, Inc.* 11,435 659,685
LivaNova plc* 9,376 493,459
Masimo Corp.* 7,647 1,075,550
Penumbra, Inc.* 6,610 1,502,916
6,313,504
Health Care Providers & Services 2 .2%
Chemed Corp. 2,433 1,049,353
Encompass Health Corp. 17,015 1,937,158
Ensign Group, Inc. (The)(a) 9,687 1,744,629
HealthEquity, Inc.* 14,642 1,384,840
Hims & Hers Health, Inc.*(a) 34,735 1,579,053
Option Care Health, Inc.*(a) 27,320 711,139
Tenet Healthcare Corp.* 14,883 3,073,191
11,479,363
Health Care REITs 0 .7%
Healthcare Realty Trust, Inc.,
Class A 60,659 1,074,877
Omega Healthcare Investors,
Inc. 49,132 2,065,018
Sabra Health Care REIT, Inc. 40,768 726,486
3,866,381
Health Care Technology 0 .3%
Doximity, Inc., Class A* 22,846 1,507,836
Hotel & Resort REITs 0 .1%
Park Hotels & Resorts, Inc. 34,329 353,245
Hotels, Restaurants & Leisure 2 .7%
Aramark 44,246 1,676,038
Boyd Gaming Corp. 9,850 767,019
Cava Group, Inc.* 16,626 893,315
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Choice Hotels International,
Inc.(a) 3,811 354,271
Churchill Downs, Inc. 11,349 1,125,821
Hilton Grand Vacations,
Inc.*(a) 10,295 426,728
Hyatt Hotels Corp., Class A 7,140 981,107
Light & Wonder, Inc.*(a) 14,156 1,029,141
Marriott Vacations Worldwide
Corp. 4,647 306,609
Planet Fitness, Inc., Class
A*(a) 14,351 1,301,492
Texas Roadhouse, Inc., Class
A 11,215 1,834,550
Travel + Leisure Co. 10,664 669,486
Vail Resorts, Inc. 6,196 919,053
Wingstop, Inc. 4,732 1,025,093
Wyndham Hotels & Resorts,
Inc.(a) 12,718 933,883
14,243,606
Household Durables 1 .8%
KB Home 11,336 707,593
Somnigroup International, Inc. 35,138 2,787,849
Taylor Morrison Home Corp.,
Class A*(a) 16,736 991,943
Toll Brothers, Inc. 16,568 2,235,851
TopBuild Corp.* 4,708 1,989,036
Whirlpool Corp.(a) 9,367 670,958
9,383,230
Independent Power and Renewable Electricity Producers
0 .8%
Ormat Technologies, Inc.(a) 9,792 1,041,575
Talen Energy Corp.*(a) 7,706 3,080,705
4,122,280
Industrial REITs 1 .1%
EastGroup Properties, Inc. 8,916 1,556,109
First Industrial Realty Trust,
Inc. 22,234 1,229,096
Rexford Industrial Realty, Inc. 39,645 1,638,131
STAG Industrial, Inc. 31,826 1,217,981
5,641,317
Insurance 4 .0%
American Financial Group, Inc. 11,826 1,557,248
Brighthouse Financial, Inc.*(a) 9,715 554,435
CNO Financial Group, Inc. 16,406 656,568
Fidelity National Financial, Inc. 43,191 2,385,871
First American Financial Corp. 17,230 1,077,047
Hanover Insurance Group, Inc.
(The) 6,089 1,040,488
Kemper Corp. 9,961 448,145
Kinsale Capital Group, Inc.(a) 3,765 1,504,005
Old Republic International
Corp. 38,831 1,532,271
Primerica, Inc. 5,597 1,454,492
Reinsurance Group of
America, Inc. 11,138 2,032,240
RenaissanceRe Holdings Ltd. 7,990 2,030,179
RLI Corp. 14,125 832,810
Ryan Specialty Holdings, Inc.,
Class A(a) 18,296 1,002,621

Nationwide Mid Cap Market Index Fund - October 31, 2025 - Statement of Investments - 57
Common Stocks
Shares Value ($)
Insurance
Selective Insurance Group,
Inc. 10,244 771,783
Unum Group 26,345 1,934,250
20,814,453
Interactive Media & Services 0 .1%
ZoomInfo Technologies, Inc.,
Class A* 44,865 503,385
IT Services 1 .4%
ASGN, Inc.* 7,646 342,235
Kyndryl Holdings, Inc.* 38,976 1,127,186
Okta, Inc., Class A*(a) 28,144 2,576,020
Twilio, Inc., Class A* 25,739 3,471,677
7,517,118
Leisure Products 0 .5%
Brunswick Corp.(a) 10,710 708,038
Mattel, Inc.* 54,633 1,004,155
Polaris, Inc. 8,873 586,505
YETI Holdings, Inc.*(a) 13,562 460,972
2,759,670
Life Sciences Tools & Services 2 .0%
Avantor, Inc.*(a) 115,412 1,364,170
Bio-Rad Laboratories, Inc.,
Class A*(a) 3,079 983,894
Bruker Corp. 18,836 733,474
Illumina, Inc.* 25,901 3,199,809
Medpace Holdings, Inc.* 3,741 2,188,148
Repligen Corp.* 8,845 1,318,436
Sotera Health Co.* 29,751 493,867
10,281,798
Machinery 5 .2%
AGCO Corp. 10,406 1,073,483
Chart Industries, Inc.* 7,424 1,481,979
CNH Industrial NV(a) 151,014 1,584,137
Crane Co. 8,287 1,574,530
Donaldson Co., Inc. 19,578 1,649,447
Esab Corp. 9,711 1,134,439
Flowserve Corp. 22,375 1,527,094
Graco, Inc.(a) 27,657 2,261,513
ITT, Inc. 13,357 2,471,980
Lincoln Electric Holdings, Inc. 9,345 2,190,935
Middleby Corp. (The)* 7,914 983,156
Mueller Industries, Inc. 18,595 1,968,653
Oshkosh Corp. 10,729 1,322,778
RBC Bearings, Inc.* 5,314 2,277,208
Terex Corp.(a) 11,005 506,450
Timken Co. (The) 10,502 824,512
Toro Co. (The) 16,500 1,233,045
Watts Water Technologies,
Inc., Class A 4,662 1,270,861
27,336,200
Marine Transportation 0 .2%
Kirby Corp.*(a) 9,516 984,716
Media 0 .8%
EchoStar Corp., Class A* 22,691 1,698,875
New York Times Co. (The),
Class A 27,166 1,548,191
Common Stocks
Shares Value ($)
Media
Nexstar Media Group, Inc.,
Class A 4,811 941,657
4,188,723
Metals & Mining 1 .9%
Alcoa Corp. 43,699 1,607,686
Cleveland-Cliffs, Inc.* 96,079 1,194,262
Commercial Metals Co. 19,230 1,141,493
MP Materials Corp.* 22,496 1,419,273
Reliance, Inc. 8,754 2,472,392
Royal Gold, Inc. 13,610 2,378,892
10,213,998
Mortgage Real Estate Investment Trusts (REITs) 0 .6%
Annaly Capital Management,
Inc. 103,747 2,196,324
Starwood Property Trust, Inc. 59,947 1,089,836
3,286,160
Multi-Utilities 0 .3%
Black Hills Corp. 12,220 775,115
Northwestern Energy Group,
Inc. 10,697 638,290
1,413,405
Office REITs 0 .6%
COPT Defense Properties 19,737 555,991
Cousins Properties, Inc. 28,338 734,804
Kilroy Realty Corp. 18,034 761,937
Vornado Realty Trust 27,493 1,043,085
3,095,817
Oil, Gas & Consumable Fuels 2 .9%
Antero Midstream Corp. 57,882 998,464
Antero Resources Corp.* 49,325 1,524,636
Chord Energy Corp. 9,559 867,192
Civitas Resources, Inc. 14,003 403,706
CNX Resources Corp.*(a) 23,698 797,675
DT Midstream, Inc. 17,171 1,880,053
HF Sinclair Corp. 27,195 1,403,262
Matador Resources Co. 19,358 763,867
Murphy Oil Corp. 22,449 635,307
Ovintiv, Inc. 43,552 1,633,636
PBF Energy, Inc., Class A 14,071 480,806
Permian Resources Corp.,
Class A 117,413 1,474,707
Range Resources Corp. 40,178 1,428,328
Viper Energy, Inc., Class A(a) 28,703 1,078,085
15,369,724
Paper & Forest Products 0 .2%
Louisiana-Pacific Corp.(a) 10,442 909,603
Passenger Airlines 0 .4%
Alaska Air Group, Inc.*(a) 19,162 799,630
American Airlines Group, Inc.* 113,875 1,495,179
2,294,809
Personal Care Products 0 .4%
BellRing Brands, Inc.* 21,632 651,772
Coty, Inc., Class A* 61,682 244,878
elf Beauty, Inc.* 9,958 1,216,270
2,112,920
Pharmaceuticals 0 .7%
Elanco Animal Health, Inc.*(a) 83,736 1,854,752
Jazz Pharmaceuticals plc*(a) 10,184 1,401,726

58 - Statement of Investments - October 31, 2025 - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Pharmaceuticals
Perrigo Co. plc(a) 22,516 466,982
3,723,460
Professional Services 2 .5%
CACI International, Inc., Class
A* 3,705 2,083,136
Concentrix Corp.(a) 7,624 307,323
ExlService Holdings, Inc.* 27,419 1,072,083
Exponent, Inc. 8,606 609,391
FTI Consulting, Inc.* 5,409 892,539
Genpact Ltd. 26,926 1,027,227
Insperity, Inc. 5,940 262,073
KBR, Inc. 21,701 929,671
Maximus, Inc. 9,470 787,146
Parsons Corp.*(a) 8,743 726,893
Paylocity Holding Corp.* 7,265 1,026,327
Science Applications
International Corp.(a) 7,902 740,496
TransUnion(a) 31,739 2,576,572
13,040,877
Real Estate Management & Development 0 .5%
Jones Lang LaSalle, Inc.* 8,036 2,451,703
Residential REITs 0 .8%
American Homes 4 Rent,
Class A 53,746 1,698,374
Equity LifeStyle Properties,
Inc. 32,028 1,955,309
Independence Realty Trust,
Inc. 40,589 646,583
4,300,266
Retail REITs 0 .9%
Agree Realty Corp. 18,493 1,350,174
Brixmor Property Group, Inc. 52,846 1,382,451
Kite Realty Group Trust 37,954 840,302
NNN REIT, Inc. 31,608 1,278,860
4,851,787
Semiconductors & Semiconductor Equipment 2 .9%
Allegro MicroSystems, Inc.* 21,113 631,701
Amkor Technology, Inc. 19,263 621,810
Cirrus Logic, Inc.* 8,703 1,154,453
Entegris, Inc. 25,563 2,340,804
Lattice Semiconductor Corp.* 23,298 1,699,822
MACOM Technology Solutions
Holdings, Inc.* 10,558 1,563,957
MKS, Inc. 11,316 1,626,222
Onto Innovation, Inc.* 8,220 1,109,371
Power Integrations, Inc. 9,392 393,431
Rambus, Inc.* 18,230 1,874,773
Silicon Laboratories, Inc.* 5,590 732,737
Synaptics, Inc.* 6,351 450,540
Universal Display Corp. 7,425 1,093,554
15,293,175
Software 4 .0%
Appfolio, Inc., Class A* 3,882 987,697
Bentley Systems, Inc., Class B 25,006 1,271,055
BILL Holdings, Inc.*(a) 15,498 769,631
Blackbaud, Inc.* 6,354 406,910
Commvault Systems, Inc.* 7,473 1,040,391
Docusign, Inc., Class A* 34,076 2,492,319
Common Stocks
Shares Value ($)
Software
Dolby Laboratories, Inc., Class
A 10,301 683,162
Dropbox, Inc., Class A*(a) 31,725 920,025
Dynatrace, Inc.* 50,572 2,557,426
Guidewire Software, Inc.* 14,195 3,316,520
Manhattan Associates, Inc.* 10,199 1,856,932
Nutanix, Inc., Class A* 44,689 3,183,644
Pegasystems, Inc. 15,235 969,708
Qualys, Inc.* 6,127 755,214
21,210,634
Specialized REITs 1 .4%
CubeSmart 38,766 1,460,315
EPR Properties 12,838 629,319
Gaming and Leisure
Properties, Inc. 46,316 2,068,473
Lamar Advertising Co., Class A 14,880 1,764,619
National Storage Affiliates
Trust 11,882 345,647
PotlatchDeltic Corp. 12,335 493,400
Rayonier, Inc. 24,342 537,228
7,299,001
Specialty Retail 3 .4%
Abercrombie & Fitch Co.,
Class A* 7,980 578,949
AutoNation, Inc.* 4,503 900,015
Bath & Body Works, Inc. 36,022 881,818
Burlington Stores, Inc.* 10,508 2,874,884
Chewy, Inc., Class A* 37,516 1,265,039
Dick's Sporting Goods, Inc. 11,171 2,473,818
Five Below, Inc.* 9,242 1,453,489
Floor & Decor Holdings, Inc.,
Class A*(a) 18,108 1,131,388
GameStop Corp., Class A*(a) 69,110 1,540,462
Gap, Inc. (The) 37,518 857,286
Lithia Motors, Inc., Class A(a) 4,336 1,361,851
Murphy USA, Inc.(a) 2,969 1,063,496
Penske Automotive Group,
Inc. 3,126 500,379
RH*(a) 2,575 444,162
Valvoline, Inc.*(a) 21,394 706,216
18,033,252
Technology Hardware, Storage & Peripherals 1 .0%
Pure Storage, Inc., Class A* 52,313 5,163,293
Textiles, Apparel & Luxury Goods 0 .6%
Capri Holdings Ltd.* 20,062 416,287
Columbia Sportswear Co.(a) 4,408 218,769
Crocs, Inc.* 9,180 749,914
PVH Corp.(a) 8,013 627,658
Under Armour, Inc., Class
A*(a) 33,932 156,426
Under Armour, Inc., Class
C*(a) 22,863 101,512
VF Corp. 55,760 782,871
3,053,437
Trading Companies & Distributors 1 .7%
Applied Industrial
Technologies, Inc. 6,403 1,646,147
Core & Main, Inc., Class A* 31,817 1,660,211
GATX Corp. 5,971 936,551

Nationwide Mid Cap Market Index Fund - October 31, 2025 - Statement of Investments - 59
Common Stocks
Shares Value ($)
Trading Companies & Distributors
MSC Industrial Direct Co., Inc.,
Class A 7,561 642,005
Watsco, Inc. 5,916 2,177,147
WESCO International, Inc. 7,847 2,036,532
9,098,593
Water Utilities 0 .3%
Essential Utilities, Inc. 45,776 1,786,637
Total Common Stocks
(cost $339,048,893) 523,960,401
Repurchase Agreements 8 .8%
Principal
Amount ($)
CF Secured, LLC,
4.13%, dated
10/31/2025, due
11/3/2025, repurchase
price $9,275,166,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
11/30/2025 - 2/15/2055;
total market value
$9,460,669.(b)(c) 9,271,975 9,271,975
Deutsche Bank Securities,
Inc.,
4.14%, dated
10/31/2025, due
11/3/2025, repurchase
price $13,007,108,
collateralized by U.S.
Government Treasury
Securities, ranging from
3.63% - 5.38%, maturing
2/15/2031 - 2/15/2044;
total market value
$13,262,678.(b)(c) 13,002,622 13,002,622
Marex Capital Markets, Inc.,
4.24%, dated
10/31/2025, due
11/3/2025, repurchase
price $20,007,067,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.75%, maturing
11/4/2025 - 2/15/2055;
total market value
$20,407,208.(b)(c) 20,000,000 20,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets,
4.17%, dated
10/31/2025, due
11/3/2025, repurchase
price $4,001,390,
collateralized by U.S.
Government Agency
Securities, ranging from
0.01% - 5.15%, maturing
7/25/2036 - 11/25/2055;
total market value
$4,081,418.(b)(c) 4,000,000 4,000,000
Total Repurchase Agreements
(cost $46,274,597) 46,274,597
Total Investments
(cost $385,323,490) — 108.7% 570,234,998
Liabilities in excess of other assets — (8.7)% (45,485,235)
NET ASSETS — 100.0%
$ 524,749,763
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2025. The total value of securities on loan as of
October 31, 2025 was $62,968,868, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $46,274,597 and by $17,944,034 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.13%, and maturity
dates ranging from 12/4/2025 - 5/15/2055, a total value of
$64,218,631.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2025 was $46,274,597.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust

60 - Statement of Investments - October 31, 2025 - Nationwide Mid Cap Market Index Fund
Futures contracts outstanding as of October 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 3 12/2025 USD 977,310 (3,989)
Net contracts (3,989)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide NYSE Arca Tech 100 Index Fund - October 31, 2025 - Statement of Investments - 61
Common Stocks 99 .4%
Shares Value ($)
Aerospace & Defense 7 .0%
Boeing Co. (The)* 33,292 6,692,358
General Dynamics Corp. 33,271 11,475,168
L3Harris Technologies, Inc. 33,267 9,617,489
Lockheed Martin Corp. 33,277 16,368,291
RTX Corp. 33,252 5,935,482
50,088,788
Automobiles 2 .1%
Tesla, Inc.* 33,276 15,192,491
Biotechnology 2 .7%
Amgen, Inc. 33,268 9,928,169
Biogen, Inc.* 33,244 5,128,552
Gilead Sciences, Inc. 33,292 3,988,049
Myriad Genetics, Inc.* 33,292 267,668
19,312,438
Broadline Retail 2 .5%
Alibaba Group Holding Ltd.,
ADR-CN(a) 33,251 5,666,968
Amazon.com, Inc.* 33,260 8,122,757
eBay, Inc. 33,292 2,706,972
JD.com, Inc., ADR-CN 33,292 1,099,968
17,596,665
Chemicals 0 .4%
DuPont de Nemours, Inc. 33,292 2,718,292
Solstice Advanced Materials,
Inc.* 20 901
2,719,193
Communications Equipment 8 .3%
Ciena Corp.* 33,292 6,322,817
Cisco Systems, Inc. 33,292 2,433,978
F5, Inc.* 33,268 8,418,467
Motorola Solutions, Inc. 33,276 13,533,682
NETGEAR, Inc.* 33,292 1,155,898
Nokia OYJ, ADR-FI(a) 33,292 230,048
Ubiquiti, Inc.(a) 33,271 26,190,266
Viavi Solutions, Inc.* 33,292 589,268
58,874,424
Diversified Telecommunication Services 0 .1%
AT&T, Inc. 33,292 823,977
Electrical Equipment 0 .1%
Sensata Technologies Holding
plc 33,292 1,059,684
Electronic Equipment, Instruments & Components 1 .1%
Amphenol Corp., Class A 33,292 4,638,907
Corning, Inc. 33,292 2,965,652
7,604,559
Energy Equipment & Services 0 .4%
Halliburton Co. 33,292 893,557
NOV, Inc. 33,292 486,063
SLB Ltd. 33,292 1,200,510
2,580,130
Entertainment 0 .9%
Electronic Arts, Inc. 33,292 6,660,398
Financial Services 4 .2%
Mastercard, Inc., Class A 33,266 18,362,499
Visa, Inc., Class A 33,271 11,336,761
29,699,260
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies 1 .0%
Baxter International, Inc. 33,292 614,903
Boston Scientific Corp.* 33,292 3,353,170
Medtronic plc 33,292 3,019,585
6,987,658
Health Care Technology 1 .4%
Veeva Systems, Inc., Class A* 33,267 9,687,350
Household Durables 1 .0%
Garmin Ltd. 33,292 7,122,490
iRobot Corp.*(a) 33,292 105,869
7,228,359
Industrial Conglomerates 0 .9%
Honeywell International, Inc. 33,292 6,702,678
Interactive Media & Services 4 .5%
Alphabet, Inc., Class A 33,264 9,353,504
Meta Platforms, Inc., Class A 33,272 21,571,901
Ziff Davis, Inc.* 33,292 1,128,599
32,054,004
IT Services 3 .4%
Akamai Technologies, Inc.* 33,292 2,500,229
Amdocs Ltd. 33,292 2,805,184
DXC Technology Co.* 33,292 472,746
International Business
Machines Corp. 33,269 10,227,223
VeriSign, Inc. 33,262 7,976,228
23,981,610
Life Sciences Tools & Services 4 .9%
Agilent Technologies, Inc. 33,292 4,872,617
Danaher Corp. 33,260 7,163,539
Illumina, Inc.* 33,292 4,112,893
Thermo Fisher Scientific, Inc. 33,279 18,882,172
35,031,221
Pharmaceuticals 1 .2%
AstraZeneca plc, ADR-UK 33,292 2,743,261
Bausch Health Cos., Inc.* 33,292 233,710
Bristol-Myers Squibb Co. 33,292 1,533,762
Novartis AG, ADR 33,234 4,114,037
8,624,770
Professional Services 1 .2%
Automatic Data Processing,
Inc. 33,266 8,659,140
Semiconductors & Semiconductor Equipment 24 .5%
Advanced Micro Devices, Inc.* 33,292 8,526,747
Analog Devices, Inc. 33,262 7,787,632
Applied Materials, Inc. 33,260 7,752,906
ASML Holding NV
(Registered), ADR-NL 33,273 35,243,760
Broadcom, Inc. 33,271 12,297,960
FormFactor, Inc.* 33,292 1,829,395
Intel Corp.* 33,292 1,331,347
KLA Corp. 33,273 40,218,406
Lam Research Corp. 33,292 5,242,158
Microchip Technology, Inc. 33,292 2,078,087
Micron Technology, Inc. 33,259 7,442,366
NVIDIA Corp. 33,256 6,734,007
NXP Semiconductors NV 33,258 6,954,913
ON Semiconductor Corp.* 33,292 1,667,263
QUALCOMM, Inc. 33,292 6,022,523
Synaptics, Inc.* 33,292 2,361,735

62 - Statement of Investments - October 31, 2025 - Nationwide NYSE Arca Tech 100 Index Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 33,267 9,994,405
Teradyne, Inc. 33,292 6,051,154
Texas Instruments, Inc. 33,249 5,368,384
174,905,148
Software 21 .5%
Adeia, Inc. 33,292 567,296
Adobe, Inc.* 33,272 11,322,794
Check Point Software
Technologies Ltd.*(a) 33,256 6,507,534
Gen Digital, Inc. 33,292 877,577
InterDigital, Inc.(a) 33,272 12,043,133
Intuit, Inc. 33,270 22,209,389
LiveRamp Holdings, Inc.* 33,292 910,203
Microsoft Corp. 33,278 17,231,681
Open Text Corp. 33,292 1,276,748
Oracle Corp. 33,266 8,735,984
Progress Software Corp.*(a) 33,292 1,419,571
PTC, Inc.* 33,292 6,609,794
Salesforce, Inc. 33,263 8,662,018
SAP SE, ADR-DE 33,265 8,649,233
ServiceNow, Inc.* 33,273 30,587,204
Synopsys, Inc.* 33,276 15,101,314
Teradata Corp.* 33,292 694,138
153,405,611
Technology Hardware, Storage & Peripherals 3 .9%
Apple, Inc. 33,265 8,993,858
HP, Inc. 33,292 921,190
NetApp, Inc. 33,230 3,913,829
Seagate Technology Holdings
plc 33,259 8,510,313
Western Digital Corp.(a) 33,292 5,000,791
Xerox Holdings Corp. 33,292 110,530
27,450,511
Wireless Telecommunication Services 0 .2%
Telephone & Data Systems,
Inc. 33,292 1,292,396
Total Common Stocks
(cost $154,375,958) 708,222,463
Repurchase Agreements 2 .0%
Principal
Amount ($) Value ($)
CF Secured, LLC,
4.13%, dated
10/31/2025, due
11/3/2025, repurchase
price $8,515,684,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
11/30/2025 - 2/15/2055;
total market value
$8,685,997.(b)(c) 8,512,754 8,512,754
Deutsche Bank Securities,
Inc.,
4.14%, dated
10/31/2025, due
11/3/2025, repurchase
price $5,866,427,
collateralized by U.S.
Government Treasury
Securities, ranging from
3.63% - 5.38%, maturing
2/15/2031 - 2/15/2044;
total market value
$5,981,694.(b)(c) 5,864,404 5,864,404
Total Repurchase Agreements
(cost $14,377,158) 14,377,158
Total Investments
(cost $168,753,116) — 101.4% 722,599,621
Liabilities in excess of other assets — (1.4)% (9,702,611)
NET ASSETS — 100.0%
$ 712,897,010
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2025. The total value of securities on loan as of
October 31, 2025 was $29,368,778, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $14,377,158 and by $16,689,834 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.13% - 4.88%, and maturity
dates ranging from 5/31/2026 - 5/15/2055, a total value of
$31,066,992.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2025 was $14,377,158.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CN China
DE Germany
FI Finland
NL Netherlands
TW Taiwan
UK United Kingdom

Nationwide NYSE Arca Tech 100 Index Fund - October 31, 2025 - Statement of Investments - 63
Futures contracts outstanding as of October 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index 10 12/2025 USD 5,200,800 217,451
Net contracts 217,451
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

64 - Statement of Investments - October 31, 2025 - Nationwide S&P 500 Index Fund
Common Stocks 99 .2%
Shares Value ($)
Aerospace & Defense 2 .2%
Axon Enterprise, Inc.* 2,382 1,744,172
Boeing Co. (The)* 22,849 4,593,106
GE Aerospace 31,941 9,868,172
General Dynamics Corp. 7,638 2,634,346
Howmet Aerospace, Inc. 12,115 2,495,084
Huntington Ingalls Industries,
Inc.(a) 1,131 364,205
L3Harris Technologies, Inc. 5,621 1,625,031
Lockheed Martin Corp. 6,235 3,066,872
Northrop Grumman Corp. 4,053 2,364,723
RTX Corp. 40,299 7,193,371
Textron, Inc. 5,092 411,484
TransDigm Group, Inc. 1,680 2,198,297
38,558,863
Air Freight & Logistics 0 .3%
CH Robinson Worldwide, Inc. 3,677 566,221
Expeditors International of
Washington, Inc. 4,017 489,672
FedEx Corp. 6,520 1,654,907
United Parcel Service, Inc.,
Class B 22,152 2,135,896
4,846,696
Automobile Components 0 .0%
†
Aptiv plc* 6,588 534,287
Automobiles 2 .4%
Ford Motor Co. 115,933 1,522,200
General Motors Co. 29,016 2,004,715
Tesla, Inc.* 84,521 38,588,908
42,115,823
Banks 3 .4%
Bank of America Corp. 200,885 10,737,303
Citigroup, Inc. 55,334 5,601,461
Citizens Financial Group, Inc. 12,594 640,657
Fifth Third Bancorp 20,305 845,094
Huntington Bancshares, Inc.
(a) 44,480 686,771
JPMorgan Chase & Co. 82,823 25,767,892
KeyCorp 29,076 511,447
M&T Bank Corp. 4,728 869,337
PNC Financial Services
Group, Inc. (The) 12,007 2,191,878
Regions Financial Corp. 27,205 658,361
Truist Financial Corp. 39,132 1,746,461
US Bancorp 47,216 2,204,043
Wells Fargo & Co. 96,488 8,391,561
60,852,266
Beverages 1 .0%
Brown-Forman Corp., Class B 6,148 167,410
Coca-Cola Co. (The) 116,664 8,038,150
Constellation Brands, Inc.,
Class A 4,333 569,270
Keurig Dr Pepper, Inc. 41,214 1,119,372
Molson Coors Beverage Co.,
Class B(a) 5,419 236,919
Monster Beverage Corp.* 21,268 1,421,340
PepsiCo, Inc. 41,204 6,019,492
17,571,953
Biotechnology 1 .6%
AbbVie, Inc. 53,209 11,601,690
Common Stocks
Shares Value ($)
Biotechnology
Amgen, Inc. 16,216 4,839,341
Biogen, Inc.* 4,614 711,802
Gilead Sciences, Inc. 37,222 4,458,823
Incyte Corp.* 4,659 435,523
Moderna, Inc.*(a) 11,099 301,449
Regeneron Pharmaceuticals,
Inc. 3,082 2,008,848
Vertex Pharmaceuticals, Inc.* 7,739 3,293,486
27,650,962
Broadline Retail 4 .1%
Amazon.com, Inc.* 292,318 71,389,902
eBay, Inc. 14,074 1,144,357
72,534,259
Building Products 0 .5%
A O Smith Corp. 3,430 226,346
Allegion plc 2,654 439,954
Builders FirstSource, Inc.* 3,528 409,848
Carrier Global Corp. 23,942 1,424,309
Johnson Controls International
plc(a) 19,748 2,258,974
Lennox International, Inc.(a) 944 476,720
Masco Corp. 6,325 409,607
Trane Technologies plc 6,659 2,987,560
8,633,318
Capital Markets 3 .3%
Ameriprise Financial, Inc. 2,821 1,277,264
Bank of New York Mellon
Corp. (The) 21,360 2,305,385
Blackrock, Inc. 4,326 4,684,236
Blackstone, Inc. 22,356 3,278,284
Cboe Global Markets, Inc. 3,049 748,956
Charles Schwab Corp. (The) 51,234 4,842,638
CME Group, Inc. 10,819 2,872,336
Coinbase Global, Inc., Class
A* 6,863 2,359,362
FactSet Research Systems,
Inc. 1,162 310,022
Franklin Resources, Inc. 10,279 232,408
Goldman Sachs Group, Inc.
(The) 9,118 7,197,476
Interactive Brokers Group,
Inc., Class A 13,357 939,799
Intercontinental Exchange, Inc. 17,324 2,534,328
Invesco Ltd.(a) 12,397 293,809
KKR & Co., Inc. 20,734 2,453,454
Moody's Corp. 4,629 2,223,309
Morgan Stanley 36,488 5,984,032
MSCI, Inc., Class A 2,293 1,349,545
Nasdaq, Inc. 13,757 1,176,086
Northern Trust Corp. 5,893 758,252
Raymond James Financial,
Inc.(a) 5,454 865,386
Robinhood Markets, Inc.,
Class A*(a) 23,123 3,393,994
S&P Global, Inc. 9,377 4,568,568
State Street Corp. 8,691 1,005,201
T. Rowe Price Group, Inc.(a) 6,598 676,493
58,330,623
Chemicals 1 .0%
Air Products & Chemicals, Inc. 6,698 1,624,868

Nationwide S&P 500 Index Fund - October 31, 2025 - Statement of Investments - 65
Common Stocks
Shares Value ($)
Chemicals
Albemarle Corp. 3,280 322,194
CF Industries Holdings, Inc. 4,934 410,953
Corteva, Inc. 20,170 1,239,245
Dow, Inc. 21,977 524,151
DuPont de Nemours, Inc. 12,652 1,033,036
Eastman Chemical Co. 3,768 224,271
Ecolab, Inc. 7,636 1,957,870
International Flavors &
Fragrances, Inc. 7,675 483,295
Linde plc 14,231 5,952,827
LyondellBasell Industries NV,
Class A 7,916 367,461
Mosaic Co. (The) 9,146 251,058
PPG Industries, Inc. 6,740 658,835
Sherwin-Williams Co. (The) 6,934 2,391,814
Solstice Advanced Materials,
Inc.* 4,753 214,218
17,656,096
Commercial Services & Supplies 0 .4%
Cintas Corp. 10,298 1,887,315
Copart, Inc.* 27,247 1,171,894
Republic Services, Inc., Class
A 6,230 1,297,335
Rollins, Inc. 8,089 466,007
Veralto Corp. 7,678 757,665
Waste Management, Inc. 11,225 2,242,418
7,822,634
Communications Equipment 0 .9%
Arista Networks, Inc.* 31,043 4,895,171
Cisco Systems, Inc. 119,276 8,720,268
F5, Inc.* 1,674 423,606
Motorola Solutions, Inc.(a) 5,026 2,044,124
16,083,169
Construction & Engineering 0 .2%
EMCOR Group, Inc.(a) 1,359 918,385
Quanta Services, Inc.(a) 4,536 2,037,254
2,955,639
Construction Materials 0 .1%
Martin Marietta Materials, Inc. 1,798 1,102,354
Vulcan Materials Co. 3,917 1,133,971
2,236,325
Consumer Finance 0 .6%
American Express Co. 16,314 5,884,949
Capital One Financial Corp. 19,160 4,215,009
Synchrony Financial(a) 11,540 858,345
10,958,303
Consumer Staples Distribution & Retail 1 .7%
Costco Wholesale Corp. 13,358 12,175,149
Dollar General Corp. 6,785 669,408
Dollar Tree, Inc.* 5,916 586,394
Kroger Co. (The) 18,309 1,165,002
Sysco Corp. 14,099 1,047,274
Target Corp. 13,575 1,258,674
Walmart, Inc. 132,452 13,401,493
30,303,394
Containers & Packaging 0 .2%
Amcor plc 69,705 550,669
Avery Dennison Corp. 2,348 410,642
Ball Corp. 8,535 401,145
Common Stocks
Shares Value ($)
Containers & Packaging
International Paper Co.(a) 15,440 596,602
Packaging Corp. of America 2,833 554,588
Smurfit WestRock plc(a) 15,049 555,609
3,069,255
Distributors 0 .1%
Genuine Parts Co. 4,242 540,049
LKQ Corp. 8,428 269,359
Pool Corp.(a) 930 248,366
1,057,774
Diversified Telecommunication Services 0 .6%
AT&T, Inc. 214,995 5,321,126
Verizon Communications, Inc. 126,558 5,029,415
10,350,541
Electric Utilities 1 .5%
Alliant Energy Corp.(a) 7,569 505,761
American Electric Power Co.,
Inc. 16,105 1,936,787
Constellation Energy Corp. 9,470 3,570,190
Duke Energy Corp. 23,577 2,930,621
Edison International 11,324 627,123
Entergy Corp. 13,662 1,312,782
Evergy, Inc. 6,791 521,617
Eversource Energy 11,060 816,339
Exelon Corp.(a) 29,924 1,380,095
FirstEnergy Corp. 15,961 731,493
NextEra Energy, Inc. 62,026 5,048,916
NRG Energy, Inc. 5,899 1,013,802
PG&E Corp. 65,123 1,039,363
Pinnacle West Capital Corp.(a) 3,789 335,402
PPL Corp.(a) 22,733 830,209
Southern Co. (The)(a) 33,127 3,115,263
Xcel Energy, Inc. 17,756 1,441,254
27,157,017
Electrical Equipment 0 .9%
AMETEK, Inc. 6,992 1,413,153
Eaton Corp. plc 11,678 4,455,858
Emerson Electric Co. 16,927 2,362,501
GE Vernova, Inc. 8,181 4,787,030
Generac Holdings, Inc.* 1,675 281,434
Hubbell, Inc., Class B(a) 1,591 747,770
Rockwell Automation, Inc. 3,407 1,255,003
15,302,749
Electronic Equipment, Instruments & Components 0 .8%
Amphenol Corp., Class A 36,668 5,109,319
CDW Corp. 3,919 624,571
Corning, Inc. 23,263 2,072,268
Jabil, Inc. 3,277 723,857
Keysight Technologies, Inc.*(a) 5,289 967,675
TE Connectivity plc 8,903 2,199,130
Teledyne Technologies, Inc.* 1,462 770,211
Trimble, Inc.* 7,121 567,900
Zebra Technologies Corp.,
Class A* 1,468 395,259
13,430,190
Energy Equipment & Services 0 .2%
Baker Hughes Co., Class A 30,315 1,467,549
Halliburton Co. 24,704 663,055
SLB Ltd. 45,278 1,632,725
3,763,329

66 - Statement of Investments - October 31, 2025 - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Entertainment 1 .5%
Electronic Arts, Inc. 6,774 1,355,206
Live Nation Entertainment,
Inc.*(a) 4,805 718,492
Netflix, Inc.* 12,799 14,320,289
Take-Two Interactive Software,
Inc.* 5,240 1,343,379
TKO Group Holdings, Inc.,
Class A 2,099 395,451
Walt Disney Co. (The) 54,098 6,092,517
Warner Bros Discovery, Inc.* 75,135 1,686,781
25,912,115
Financial Services 3 .7%
Apollo Global Management,
Inc.(a) 13,870 1,724,180
Berkshire Hathaway, Inc.,
Class B* 55,232 26,375,489
Block, Inc., Class A* 16,486 1,251,947
Corpay, Inc.* 2,145 558,451
Fidelity National Information
Services, Inc. 15,507 969,498
Fiserv, Inc.* 16,497 1,100,185
Global Payments, Inc. 7,186 558,783
Jack Henry & Associates, Inc. 2,225 331,391
Mastercard, Inc., Class A 24,864 13,724,679
PayPal Holdings, Inc.* 28,802 1,995,115
Visa, Inc., Class A 51,165 17,433,962
66,023,680
Food Products 0 .5%
Archer-Daniels-Midland Co. 14,866 899,839
Bunge Global SA(a) 4,197 397,036
Campbell's Co. (The) 5,805 174,905
Conagra Brands, Inc. 14,318 246,126
General Mills, Inc. 16,190 754,616
Hershey Co. (The) 4,443 753,666
Hormel Foods Corp. 8,257 178,269
J M Smucker Co. (The) 3,352 347,099
Kellanova 8,284 688,069
Kraft Heinz Co. (The)(a) 25,781 637,564
Lamb Weston Holdings, Inc.(a) 3,927 242,414
McCormick & Co., Inc.
(Non-Voting) 7,299 468,304
Mondelez International, Inc.,
Class A 39,301 2,258,235
Tyson Foods, Inc., Class A 9,097 467,677
8,513,819
Gas Utilities 0 .0%
†
Atmos Energy Corp.(a) 5,000 858,600
Ground Transportation 0 .9%
CSX Corp. 55,672 2,005,305
JB Hunt Transport Services,
Inc. 2,159 364,569
Norfolk Southern Corp. 6,763 1,916,499
Old Dominion Freight Line,
Inc.(a) 5,655 794,075
Uber Technologies, Inc.* 62,742 6,054,603
Union Pacific Corp. 17,770 3,915,975
15,051,026
Health Care Equipment & Supplies 2 .0%
Abbott Laboratories 52,423 6,480,531
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Align Technology, Inc.* 2,223 306,507
Baxter International, Inc. 15,398 284,401
Becton Dickinson & Co. 8,725 1,559,245
Boston Scientific Corp.* 44,427 4,474,687
Cooper Cos., Inc. (The)* 5,675 396,739
Dexcom, Inc.* 12,006 698,989
Edwards Lifesciences Corp.* 17,818 1,469,094
GE HealthCare Technologies,
Inc. 13,551 1,015,648
Hologic, Inc.* 6,527 482,411
IDEXX Laboratories, Inc.* 2,414 1,519,637
Insulet Corp.* 2,049 641,358
Intuitive Surgical, Inc.* 10,797 5,768,621
Medtronic plc 38,347 3,478,073
ResMed, Inc.(a) 4,465 1,102,319
Solventum Corp.* 4,080 281,683
STERIS plc 3,022 712,285
Stryker Corp. 10,407 3,707,390
Zimmer Biomet Holdings, Inc.
(a) 6,192 622,668
35,002,286
Health Care Providers & Services 1 .6%
Cardinal Health, Inc. 7,116 1,357,519
Cencora, Inc. 5,884 1,987,674
Centene Corp.* 14,078 497,939
Cigna Group (The) 7,961 1,945,748
CVS Health Corp. 38,087 2,976,499
DaVita, Inc.* 963 114,616
Elevance Health, Inc. 6,862 2,176,627
HCA Healthcare, Inc. 4,971 2,285,069
Henry Schein, Inc.*(a) 2,986 188,715
Humana, Inc. 3,654 1,016,506
Labcorp Holdings, Inc. 2,482 630,329
McKesson Corp. 3,746 3,039,280
Molina Healthcare, Inc.*(a) 1,610 246,427
Quest Diagnostics, Inc. 3,273 575,884
UnitedHealth Group, Inc. 27,279 9,317,415
Universal Health Services,
Inc., Class B 1,643 356,548
28,712,795
Health Care REITs 0 .3%
Alexandria Real Estate
Equities, Inc. 4,492 261,524
Healthpeak Properties, Inc. 21,590 387,541
Ventas, Inc. 12,962 956,466
Welltower, Inc. 20,298 3,674,750
5,280,281
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts, Inc. 19,294 309,090
Hotels, Restaurants & Leisure 1 .7%
Airbnb, Inc., Class A* 12,867 1,628,190
Booking Holdings, Inc. 974 4,945,719
Carnival Corp.* 31,842 918,005
Chipotle Mexican Grill, Inc.,
Class A* 40,175 1,273,146
Darden Restaurants, Inc. 3,656 658,628
Domino's Pizza, Inc.(a) 922 367,380
DoorDash, Inc., Class A* 11,234 2,857,593
Expedia Group, Inc. 3,587 789,140

Nationwide S&P 500 Index Fund - October 31, 2025 - Statement of Investments - 67
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Hilton Worldwide Holdings,
Inc. 7,138 1,834,180
Las Vegas Sands Corp. 9,179 544,774
Marriott International, Inc.,
Class A 6,767 1,763,345
McDonald's Corp. 21,486 6,412,067
MGM Resorts International*(a) 6,393 204,768
Norwegian Cruise Line
Holdings Ltd.* 13,986 313,566
Royal Caribbean Cruises Ltd. 7,672 2,200,560
Starbucks Corp. 34,314 2,774,973
Wynn Resorts Ltd. 2,502 297,713
Yum! Brands, Inc. 8,416 1,163,175
30,946,922
Household Durables 0 .3%
DR Horton, Inc.(a) 8,328 1,241,538
Garmin Ltd. 4,719 1,009,583
Lennar Corp., Class A 6,898 853,765
Mohawk Industries, Inc.* 1,661 188,756
NVR, Inc.* 84 605,709
PulteGroup, Inc. 5,895 706,634
4,605,985
Household Products 0 .8%
Church & Dwight Co., Inc. 7,572 663,989
Clorox Co. (The) 3,613 406,318
Colgate-Palmolive Co. 24,064 1,854,131
Kimberly-Clark Corp. 10,034 1,201,170
Procter & Gamble Co. (The) 70,552 10,608,904
14,734,512
Independent Power and Renewable Electricity Producers
0 .1%
AES Corp. (The) 22,264 308,801
Vistra Corp.(a) 9,666 1,820,108
2,128,909
Industrial Conglomerates 0 .4%
3M Co. 16,164 2,691,306
Honeywell International, Inc. 19,015 3,828,290
6,519,596
Industrial REITs 0 .2%
Prologis, Inc. 27,876 3,459,133
Insurance 1 .7%
Aflac, Inc. 14,320 1,534,961
Allstate Corp. (The) 8,050 1,541,736
American International Group,
Inc. 16,813 1,327,555
Aon plc, Class A 6,547 2,230,432
Arch Capital Group Ltd. 11,469 989,889
Arthur J Gallagher & Co. 7,688 1,918,079
Assurant, Inc. 1,564 331,130
Brown & Brown, Inc. 8,811 702,589
Chubb Ltd. 11,178 3,095,635
Cincinnati Financial Corp. 4,712 728,428
Erie Indemnity Co., Class A(a) 822 240,550
Everest Group Ltd. 1,234 388,118
Globe Life, Inc. 2,389 314,177
Hartford Insurance Group, Inc.
(The) 8,444 1,048,576
Loews Corp. 5,063 504,072
Marsh & McLennan Cos., Inc. 14,837 2,643,212
Common Stocks
Shares Value ($)
Insurance
MetLife, Inc. 16,903 1,349,198
Principal Financial Group, Inc. 6,075 510,543
Progressive Corp. (The) 17,657 3,637,342
Prudential Financial, Inc. 10,524 1,094,496
Travelers Cos., Inc. (The) 6,871 1,845,688
W R Berkley Corp.(a) 9,116 650,335
Willis Towers Watson plc 2,958 926,150
29,552,891
Interactive Media & Services 7 .4%
Alphabet, Inc., Class A 175,209 49,267,019
Alphabet, Inc., Class C 140,655 39,639,392
Match Group, Inc. 6,960 225,086
Meta Platforms, Inc., Class A 65,329 42,356,057
131,487,554
IT Services 0 .9%
Accenture plc, Class A 18,691 4,674,619
Akamai Technologies, Inc.* 4,603 345,685
Cognizant Technology
Solutions Corp., Class A 14,700 1,071,336
EPAM Systems, Inc.* 1,542 252,179
Gartner, Inc.* 2,344 582,109
GoDaddy, Inc., Class A* 4,135 550,493
International Business
Machines Corp. 28,057 8,625,002
VeriSign, Inc. 2,572 616,766
16,718,189
Leisure Products 0 .0%
†
Hasbro, Inc. 4,174 318,518
Life Sciences Tools & Services 0 .9%
Agilent Technologies, Inc. 8,572 1,254,598
Bio-Techne Corp.(a) 4,406 275,683
Charles River Laboratories
International, Inc.* 1,516 272,986
Danaher Corp. 19,239 4,143,696
IQVIA Holdings, Inc.* 4,910 1,062,819
Mettler-Toledo International,
Inc.* 614 869,602
Revvity, Inc.(a) 3,778 353,583
Thermo Fisher Scientific, Inc. 11,425 6,482,431
Waters Corp.*(a) 1,867 652,703
West Pharmaceutical
Services, Inc. 2,133 601,655
15,969,756
Machinery 1 .5%
Caterpillar, Inc. 14,111 8,145,716
Cummins, Inc. 4,183 1,830,815
Deere & Co. 7,597 3,507,003
Dover Corp. 4,095 743,079
Fortive Corp. 9,680 487,291
IDEX Corp. 2,366 405,674
Illinois Tool Works, Inc. 7,916 1,930,871
Ingersoll Rand, Inc.(a) 10,976 837,798
Nordson Corp. 1,649 382,486
Otis Worldwide Corp. 12,049 1,117,665
PACCAR, Inc.(a) 15,827 1,557,377
Parker-Hannifin Corp. 3,855 2,979,260
Pentair plc 4,730 503,036
Snap-on, Inc. 1,606 538,893
Stanley Black & Decker, Inc. 4,419 299,255

68 - Statement of Investments - October 31, 2025 - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Machinery
Westinghouse Air Brake
Technologies Corp. 5,028 1,027,924
Xylem, Inc. 7,485 1,129,112
27,423,255
Media 0 .4%
Charter Communications, Inc.,
Class A* 2,816 658,493
Comcast Corp., Class A 111,765 3,110,979
Fox Corp., Class A(a) 6,613 427,530
Fox Corp., Class B 3,814 222,776
Interpublic Group of Cos., Inc.
(The) 11,077 284,236
News Corp., Class A 11,887 315,006
News Corp., Class B 3,166 96,468
Omnicom Group, Inc. 5,625 421,987
Paramount Skydance Corp.,
Class B(a) 6,522 100,374
Trade Desk, Inc. (The), Class
A* 13,947 701,255
6,339,104
Metals & Mining 0 .4%
Freeport-McMoRan, Inc. 42,799 1,784,718
Newmont Corp. 33,217 2,689,581
Nucor Corp. 6,946 1,042,247
Steel Dynamics, Inc. 4,312 676,122
6,192,668
Multi-Utilities 0 .6%
Ameren Corp. 8,098 826,158
CenterPoint Energy, Inc.(a) 20,009 765,144
CMS Energy Corp. 9,182 675,336
Consolidated Edison, Inc. 10,850 1,056,899
Dominion Energy, Inc.(a) 25,565 1,500,410
DTE Energy Co. 6,126 830,318
NiSource, Inc. 14,623 615,775
Public Service Enterprise
Group, Inc. 15,186 1,223,384
Sempra 19,613 1,803,219
WEC Energy Group, Inc. 9,529 1,064,675
10,361,318
Office REITs 0 .0%
†
BXP, Inc. 4,321 307,612
Oil, Gas & Consumable Fuels 2 .6%
APA Corp.(a) 10,127 229,376
Chevron Corp. 57,968 9,142,713
ConocoPhillips 37,903 3,368,061
Coterra Energy, Inc.(a) 23,597 558,305
Devon Energy Corp. 19,376 629,526
Diamondback Energy, Inc. 5,855 838,377
EOG Resources, Inc.(a) 16,586 1,755,462
EQT Corp.(a) 18,138 971,834
Expand Energy Corp. 6,629 684,842
Exxon Mobil Corp. 128,409 14,684,853
Kinder Morgan, Inc. 58,919 1,543,089
Marathon Petroleum Corp. 9,226 1,798,240
Occidental Petroleum Corp. 21,500 885,800
ONEOK, Inc.(a) 18,700 1,252,900
Phillips 66 12,157 1,655,054
Targa Resources Corp. 6,409 987,242
Texas Pacific Land Corp.(a) 573 540,557
Valero Energy Corp. 9,518 1,613,872
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Williams Cos., Inc. (The) 36,740 2,126,144
45,266,247
Passenger Airlines 0 .1%
Delta Air Lines, Inc. 19,792 1,135,665
Southwest Airlines Co.(a) 15,385 466,165
United Airlines Holdings, Inc.* 9,792 920,840
2,522,670
Personal Care Products 0 .1%
Estee Lauder Cos., Inc. (The),
Class A 7,096 686,112
Kenvue, Inc. 58,447 839,884
1,525,996
Pharmaceuticals 2 .8%
Bristol-Myers Squibb Co. 61,552 2,835,701
Eli Lilly & Co. 23,946 20,662,046
Johnson & Johnson 72,539 13,700,441
Merck & Co., Inc. 75,204 6,466,040
Pfizer, Inc. 170,075 4,192,349
Viatris, Inc. 37,393 387,391
Zoetis, Inc., Class A 13,415 1,932,967
50,176,935
Professional Services 0 .5%
Automatic Data Processing,
Inc. 12,266 3,192,840
Broadridge Financial
Solutions, Inc. 3,596 792,558
Dayforce, Inc.* 5,099 350,505
Equifax, Inc. 3,801 802,391
Jacobs Solutions, Inc. 3,693 575,406
Leidos Holdings, Inc. 3,827 728,929
Paychex, Inc.(a) 9,819 1,149,118
Paycom Software, Inc.(a) 1,410 263,797
Verisk Analytics, Inc., Class A 4,246 928,855
8,784,399
Real Estate Management & Development 0 .1%
CBRE Group, Inc., Class A* 8,908 1,357,846
CoStar Group, Inc.* 13,001 894,599
2,252,445
Residential REITs 0 .2%
AvalonBay Communities, Inc. 4,327 752,552
Camden Property Trust 3,299 328,185
Equity Residential 10,110 600,938
Essex Property Trust, Inc. 1,856 467,285
Invitation Homes, Inc. 16,469 463,602
Mid-America Apartment
Communities, Inc. 3,623 464,577
UDR, Inc. 9,581 322,784
3,399,923
Retail REITs 0 .2%
Federal Realty Investment
Trust 2,215 213,061
Kimco Realty Corp. 20,938 432,579
Realty Income Corp. 27,154 1,574,389
Regency Centers Corp. 4,703 324,272
Simon Property Group, Inc. 9,571 1,682,199
4,226,500
Semiconductors & Semiconductor Equipment 14 .9%
Advanced Micro Devices, Inc.* 48,880 12,519,146

Nationwide S&P 500 Index Fund - October 31, 2025 - Statement of Investments - 69
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Analog Devices, Inc. 14,894 3,487,132
Applied Materials, Inc. 24,120 5,622,372
Broadcom, Inc. 141,669 52,365,112
First Solar, Inc.* 3,154 841,929
Intel Corp.* 132,475 5,297,675
KLA Corp. 3,954 4,779,358
Lam Research Corp. 38,036 5,989,149
Microchip Technology, Inc. 16,649 1,039,231
Micron Technology, Inc. 33,671 7,534,560
Monolithic Power Systems,
Inc. 1,423 1,430,115
NVIDIA Corp. 734,931 148,816,178
NXP Semiconductors NV 7,664 1,602,696
ON Semiconductor Corp.* 12,406 621,292
QUALCOMM, Inc. 32,413 5,863,512
Skyworks Solutions, Inc. 4,574 355,491
Teradyne, Inc. 4,737 860,997
Texas Instruments, Inc. 27,562 4,450,160
263,476,105
Software 11 .1%
Adobe, Inc.* 12,722 4,329,424
AppLovin Corp., Class A* 8,129 5,180,856
Autodesk, Inc.* 6,393 1,926,467
Cadence Design Systems,
Inc.* 8,266 2,799,612
Crowdstrike Holdings, Inc.,
Class A* 7,540 4,094,295
Datadog, Inc., Class A* 9,631 1,568,023
Fair Isaac Corp.* 723 1,199,840
Fortinet, Inc.* 19,740 1,706,128
Gen Digital, Inc. 16,007 421,945
Intuit, Inc. 8,387 5,598,742
Microsoft Corp. 223,888 115,931,445
Oracle Corp. 49,915 13,108,178
Palantir Technologies, Inc.,
Class A* 68,501 13,732,395
Palo Alto Networks, Inc.* 20,118 4,430,788
PTC, Inc.*(a) 3,565 707,795
Roper Technologies, Inc. 3,267 1,457,572
Salesforce, Inc. 28,795 7,498,506
ServiceNow, Inc.* 6,265 5,759,289
Synopsys, Inc.* 5,545 2,516,432
Tyler Technologies, Inc.* 1,342 639,141
Workday, Inc., Class A* 6,550 1,571,476
196,178,349
Specialized REITs 0 .7%
American Tower Corp. 14,130 2,528,988
Crown Castle, Inc. 13,322 1,201,911
Digital Realty Trust, Inc. 9,604 1,636,618
Equinix, Inc. 2,932 2,480,501
Extra Space Storage, Inc. 6,559 875,889
Iron Mountain, Inc. 8,714 897,106
Public Storage 4,747 1,322,324
SBA Communications Corp.,
Class A 3,255 623,267
VICI Properties, Inc., Class A 32,267 967,687
Weyerhaeuser Co. 20,991 482,793
13,017,084
Specialty Retail 1 .6%
AutoZone, Inc.* 504 1,851,913
Common Stocks
Shares Value ($)
Specialty Retail
Best Buy Co., Inc. 6,181 507,707
Home Depot, Inc. (The) 29,967 11,375,174
Lowe's Cos., Inc. 16,963 4,039,399
O'Reilly Automotive, Inc.* 25,426 2,401,232
Ross Stores, Inc. 9,924 1,577,122
TJX Cos., Inc. (The) 33,494 4,693,849
Tractor Supply Co.(a) 15,867 858,563
Ulta Beauty, Inc.* 1,318 685,202
Williams-Sonoma, Inc.(a) 3,618 703,122
28,693,283
Technology Hardware, Storage & Peripherals 7 .3%
Apple, Inc. 446,994 120,853,768
Dell Technologies, Inc., Class
C 9,120 1,477,531
Hewlett Packard Enterprise
Co. 39,786 971,574
HP, Inc. 27,545 762,170
NetApp, Inc. 6,035 710,802
Seagate Technology Holdings
plc 6,545 1,674,735
Super Micro Computer, Inc.* 15,537 807,303
Western Digital Corp.(a) 10,314 1,549,266
128,807,149
Textiles, Apparel & Luxury Goods 0 .2%
Deckers Outdoor Corp.* 4,421 360,311
Lululemon Athletica, Inc.* 3,301 562,953
NIKE, Inc., Class B 35,675 2,304,248
Ralph Lauren Corp., Class A 1,213 387,748
Tapestry, Inc. 6,511 715,038
4,330,298
Tobacco 0 .5%
Altria Group, Inc. 50,599 2,852,772
Philip Morris International, Inc. 46,885 6,766,912
9,619,684
Trading Companies & Distributors 0 .3%
Fastenal Co. 34,970 1,439,015
United Rentals, Inc.(a) 1,928 1,679,635
WW Grainger, Inc. 1,330 1,302,070
4,420,720
Water Utilities 0 .0%
†
American Water Works Co.,
Inc.(a) 6,033 774,818
Wireless Telecommunication Services 0 .2%
T-Mobile US, Inc. 14,476 3,040,684
Total Common Stocks
(cost $603,287,332) 1,757,018,368

70 - Statement of Investments - October 31, 2025 - Nationwide S&P 500 Index Fund
Repurchase Agreements 1 .7%
Principal
Amount ($) Value ($)
CF Secured, LLC,
4.13%, dated
10/31/2025, due
11/3/2025, repurchase
price $3,954,798,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
11/30/2025 - 2/15/2055;
total market value
$4,033,894.(b)(c) 3,953,437 3,953,437
Deutsche Bank Securities,
Inc.,
4.14%, dated
10/31/2025, due
11/3/2025, repurchase
price $6,021,904,
collateralized by U.S.
Government Treasury
Securities, ranging from
3.63% - 5.38%, maturing
2/15/2031 - 2/15/2044;
total market value
$6,140,225.(b)(c) 6,019,827 6,019,827
Marex Capital Markets, Inc.,
4.24%, dated
10/31/2025, due
11/3/2025, repurchase
price $20,007,067,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.75%, maturing
11/4/2025 - 2/15/2055;
total market value
$20,407,208.(b)(c) 20,000,000 20,000,000
Total Repurchase Agreements
(cost $29,973,264) 29,973,264
Total Investments
(cost $633,260,596) — 100.9% 1,786,991,632
Liabilities in excess of other assets — (0.9)% (16,807,348)
NET ASSETS — 100.0%
$ 1,770,184,284
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2025. The total value of securities on loan as of
October 31, 2025 was $39,577,836, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $29,973,264 and by $10,446,149 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.13%, and maturity
dates ranging from 12/4/2025 - 5/15/2055, a total value of
$40,419,413.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2025 was $29,973,264.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust

Nationwide S&P 500 Index Fund - October 31, 2025 - Statement of Investments - 71
Futures contracts outstanding as of October 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 43 12/2025 USD 14,779,100 314,422
Net contracts 314,422
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

72 - Statement of Investments - October 31, 2025 - Nationwide Small Cap Index Fund
Closed End Fund 0 .0%
†
Principal
Amount ($) Value ($)
Diversified REITs 0 .0%
†
NexPoint Diversified Real
Estate Trust 3,455 10,987
Total Closed End Fund
(cost  $33,841) 10,987
Common Stocks 99 .4%
Shares
Aerospace & Defense 2 .0%
AAR Corp.* 2,944 247,914
AeroVironment, Inc.*(a) 2,673 988,770
AerSale Corp.* 2,815 20,887
AIRO Group Holdings, Inc.*(a) 364 5,955
Archer Aviation, Inc., Class
A*(a) 46,291 519,385
Astronics Corp.* 2,617 128,704
Byrna Technologies, Inc.*(a) 1,601 32,420
Cadre Holdings, Inc.(a) 2,499 106,108
Ducommun, Inc.*(a) 1,147 105,237
Eve Holding, Inc.*(a) 4,262 18,582
Intuitive Machines, Inc.*(a) 8,828 105,318
Kratos Defense & Security
Solutions, Inc.* 13,904 1,259,702
Mercury Systems, Inc.*(a) 4,316 334,102
Moog, Inc., Class A 2,360 483,446
National Presto Industries, Inc. 402 43,002
Park Aerospace Corp. 1,559 29,871
Redwire Corp.*(a) 4,061 31,960
Satellogic, Inc., Class A*(a) 6,038 11,533
V2X, Inc.* 1,613 92,086
Voyager Technologies, Inc.,
Class A* 1,114 34,066
VSE Corp.(a) 1,891 341,666
4,940,714
Air Freight & Logistics 0 .1%
Forward Air Corp.* 1,663 31,281
Hub Group, Inc., Class A 5,051 186,028
Radiant Logistics, Inc.* 3,719 22,500
239,809
Automobile Components 1 .3%
Adient plc* 7,114 164,974
American Axle &
Manufacturing Holdings,
Inc.* 9,394 58,243
Cooper-Standard Holdings,
Inc.* 1,496 45,209
Dana, Inc. 10,924 221,757
Dorman Products, Inc.* 2,320 311,182
Fox Factory Holding Corp.* 3,480 76,943
Garrett Motion, Inc.(a) 11,238 190,372
Gentherm, Inc.* 2,539 93,435
Goodyear Tire & Rubber Co.
(The)* 22,123 152,427
Holley, Inc.* 4,418 12,680
LCI Industries 2,023 209,360
Luminar Technologies, Inc.,
Class A*(a) 4,856 5,633
Modine Manufacturing Co.* 4,376 670,447
Motorcar Parts of America,
Inc.* 1,107 18,885
Common Stocks
Shares Value ($)
Automobile Components
Patrick Industries, Inc.(a) 2,709 282,738
Phinia, Inc.(a) 3,214 166,839
Solid Power, Inc.*(a) 12,388 77,797
Standard Motor Products, Inc. 1,843 68,430
Strattec Security Corp.*(a) 335 20,556
Visteon Corp. 2,300 246,468
XPEL, Inc. Reg. S*(a) 1,959 66,802
3,161,177
Automobiles 0 .0%
†
Faraday Future Intelligent
Electric, Inc., Class A*(a) 7,685 10,605
Livewire Group, Inc.*(a) 3,189 17,476
Winnebago Industries, Inc. 2,246 84,697
112,778
Banks 9 .3%
1st Source Corp. 1,590 94,510
ACNB Corp.(a) 904 40,843
Amalgamated Financial Corp.
(a) 1,889 51,494
Amerant Bancorp, Inc., Class
A 3,082 51,685
Ameris Bancorp 5,531 396,130
Ames National Corp.(a) 815 17,001
Arrow Financial Corp. 1,331 37,122
Associated Banc-Corp. 14,013 347,102
Atlantic Union Bankshares
Corp.(a) 11,840 385,037
Axos Financial, Inc.* 4,549 354,731
Banc of California, Inc. 10,554 179,101
BancFirst Corp.(a) 1,739 189,308
Bancorp, Inc. (The)* 3,857 252,132
Bank First Corp. 781 95,376
Bank of Hawaii Corp. 3,326 215,957
Bank of Marin Bancorp 1,276 32,857
Bank of NT Butterfield & Son
Ltd. (The) 3,501 161,956
Bank7 Corp. 353 14,653
BankFinancial Corp. 809 8,939
BankUnited, Inc. 6,377 255,590
Bankwell Financial Group, Inc. 684 29,651
Banner Corp. 2,844 171,749
Bar Harbor Bankshares 1,296 38,012
BayCom Corp. 972 26,497
BCB Bancorp, Inc. 973 7,726
Beacon Financial Corp. 7,037 171,281
Blue Foundry Bancorp* 1,650 13,596
Blue Ridge Bankshares, Inc.* 5,551 24,868
Bridgewater Bancshares, Inc.* 1,966 32,360
Burke & Herbert Financial
Services Corp. 1,087 63,981
Business First Bancshares,
Inc. 2,286 56,053
BV Financial, Inc.* 722 11,769
Byline Bancorp, Inc. 2,448 65,460
C&F Financial Corp.(a) 266 18,197
Cadence Bank(a) 14,351 541,607
California BanCorp* 1,754 32,431
Camden National Corp. 1,346 51,350
Capital Bancorp, Inc. 1,054 29,296
Capital City Bank Group, Inc. 1,220 47,458
Capitol Federal Financial, Inc. 10,095 60,974

Nationwide Small Cap Index Fund - October 31, 2025 - Statement of Investments - 73
Common Stocks
Shares Value ($)
Banks
Carter Bankshares, Inc.* 2,015 34,416
Cathay General Bancorp(a) 5,709 259,474
CB Financial Services, Inc.(a) 385 12,462
Central Pacific Financial Corp. 2,137 60,926
CF Bankshares, Inc. 310 7,192
Chain Bridge Bancorp, Inc.,
Class A* 266 7,884
Chemung Financial Corp. 331 16,772
ChoiceOne Financial Services,
Inc.(a) 1,049 30,043
Citizens & Northern Corp.(a) 1,303 25,226
Citizens Community Bancorp,
Inc. 769 12,035
Citizens Financial Services,
Inc. 363 19,889
City Holding Co. 1,164 137,212
Civista Bancshares, Inc.(a) 1,504 32,381
CNB Financial Corp. 2,366 58,204
Coastal Financial Corp.* 1,107 117,896
CoastalSouth Bancshares,
Inc.* 302 6,427
Colony Bankcorp, Inc.(a) 1,315 21,027
Columbia Financial, Inc.* 2,245 33,114
Community Financial System,
Inc. 4,437 246,165
Community Trust Bancorp, Inc. 1,253 64,147
Community West Bancshares 1,284 27,195
ConnectOne Bancorp, Inc. 3,982 95,807
Customers Bancorp, Inc.*(a) 2,500 167,800
CVB Financial Corp. 11,165 205,101
Dime Community Bancshares,
Inc. 3,422 89,827
Eagle Bancorp Montana, Inc. 625 10,144
Eagle Bancorp, Inc.(a) 2,522 42,243
Eagle Financial Services, Inc.
(a) 348 12,601
Eastern Bankshares, Inc. 16,521 289,613
ECB Bancorp, Inc.*(a) 562 9,009
Enterprise Financial Services
Corp. 3,144 164,651
Equity Bancshares, Inc., Class
A 1,181 47,842
Esquire Financial Holdings,
Inc.(a) 565 52,997
Farmers & Merchants
Bancorp, Inc. 1,241 29,660
Farmers National Banc Corp. 2,789 36,201
FB Bancorp, Inc.* 1,655 20,059
FB Financial Corp. 3,555 192,006
Fidelity D&D Bancorp, Inc. 441 19,263
Financial Institutions, Inc. 1,612 45,829
Finward Bancorp 256 8,998
Finwise Bancorp*(a) 766 14,700
First Bancorp 17,074 432,007
First Bancorp, Inc. (The) 758 18,791
First Bank 1,741 27,194
First Busey Corp. 7,272 162,602
First Business Financial
Services, Inc. 696 35,225
First Capital, Inc. 272 11,710
Common Stocks
Shares Value ($)
Banks
First Commonwealth Financial
Corp. 8,645 132,182
First Community Bankshares,
Inc. 1,253 40,522
First Community Corp. 624 16,729
First Financial Bancorp 8,218 192,383
First Financial Bankshares,
Inc.(a) 11,211 346,308
First Financial Corp. 950 50,654
First Foundation, Inc.* 5,542 30,148
First Internet Bancorp 778 13,802
First Interstate BancSystem,
Inc., Class A 7,378 230,562
First Merchants Corp. 4,932 174,987
First Mid Bancshares, Inc. 1,674 59,812
First National Corp.(a) 659 14,841
First Savings Financial Group,
Inc. 464 13,734
First United Corp. 523 18,059
First Western Financial, Inc.* 827 19,095
Firstsun Capital Bancorp* 1,089 37,070
Five Star Bancorp(a) 1,376 48,862
Flagstar Bank NA 25,572 292,032
Flushing Financial Corp. 2,601 35,556
Franklin Financial Services
Corp. 352 15,946
FS Bancorp, Inc. 627 24,259
Fulton Financial Corp. 15,424 267,915
FVCBankcorp, Inc. 1,611 19,686
GBank Financial Holdings,
Inc.* 792 28,726
German American Bancorp,
Inc.(a) 3,041 117,200
Glacier Bancorp, Inc.(a) 10,755 439,342
Great Southern Bancorp, Inc. 672 37,430
Greene County Bancorp, Inc. 583 12,797
Hancock Whitney Corp. 7,266 414,961
Hanmi Financial Corp. 2,619 69,142
Hanover Bancorp, Inc. 381 7,891
HarborOne Bancorp, Inc. 3,418 41,358
Hawthorn Bancshares, Inc. 497 15,014
HBT Financial, Inc. 1,117 27,244
Heritage Commerce Corp. 4,949 51,470
Heritage Financial Corp. 2,981 66,148
Hilltop Holdings, Inc. 3,804 122,869
Hingham Institution for
Savings(a) 139 40,902
Home Bancorp, Inc. 584 31,040
Home BancShares, Inc. 15,697 419,267
HomeTrust Bancshares, Inc. 1,349 53,029
Hope Bancorp, Inc. 10,272 107,753
Horizon Bancorp, Inc. 3,665 57,174
Independent Bank Corp. 5,787 326,277
International Bancshares Corp. 4,558 302,560
Investar Holding Corp. 920 21,859
John Marshall Bancorp, Inc. 1,161 22,175
Kearny Financial Corp. 4,981 31,829
Lakeland Financial Corp.(a) 2,055 117,238
Landmark Bancorp, Inc. 357 9,171
LCNB Corp. 1,001 15,375
LINKBANCORP, Inc. 1,888 13,273
Live Oak Bancshares, Inc. 2,905 90,462

74 - Statement of Investments - October 31, 2025 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
MainStreet Bancshares, Inc. 590 10,944
Mechanics Bancorp* 1,165 15,599
Mercantile Bank Corp. 1,338 58,671
Meridian Corp. 787 11,246
Metrocity Bankshares, Inc. 1,755 44,946
Metropolitan Bank Holding
Corp. 780 51,691
Mid Penn Bancorp, Inc.(a) 1,602 45,577
Middlefield Banc Corp. 500 16,300
Midland States Bancorp, Inc. 1,730 25,327
MidWestOne Financial Group,
Inc. 1,133 41,910
MVB Financial Corp. 976 24,966
National Bank Holdings Corp.,
Class A 3,148 112,258
National Bankshares, Inc. 547 15,661
NB Bancorp, Inc. 2,838 51,283
NBT Bancorp, Inc. 4,299 173,981
Nicolet Bankshares, Inc. 1,130 133,498
Northeast Bank 653 56,341
Northeast Community
Bancorp, Inc. 1,005 19,738
Northfield Bancorp, Inc. 3,377 34,513
Northpointe Bancshares, Inc. 983 15,581
Northrim Bancorp, Inc. 1,700 37,366
Northwest Bancshares, Inc. 12,106 141,761
Norwood Financial Corp.(a) 698 18,574
Oak Valley Bancorp 637 17,377
OceanFirst Financial Corp. 4,998 90,864
OFG Bancorp 3,758 145,284
Ohio Valley Banc Corp. 315 11,025
Old National Bancorp(a) 29,277 598,129
Old Second Bancorp, Inc.(a) 4,114 73,846
OP Bancorp 1,055 14,084
Orange County Bancorp, Inc. 854 20,880
Origin Bancorp, Inc. 2,505 86,823
Orrstown Financial Services,
Inc. 1,607 53,481
Park National Corp. 1,259 191,607
Parke Bancorp, Inc. 774 16,726
Pathward Financial, Inc.(a) 2,008 136,664
Patriot National Bancorp,
Inc.*(a) 5,695 6,777
PCB Bancorp 821 17,298
Peapack-Gladstone Financial
Corp. 1,466 37,090
Peoples Bancorp of North
Carolina, Inc. 438 12,890
Peoples Bancorp, Inc. 2,780 79,508
Peoples Financial Services
Corp. 843 37,547
Pioneer Bancorp, Inc.* 658 8,646
Plumas Bancorp 515 21,136
Ponce Financial Group, Inc.* 1,452 20,488
Preferred Bank 816 73,644
Primis Financial Corp. 1,688 18,374
Princeton Bancorp, Inc. 481 14,949
Provident Bancorp, Inc.* 1,076 13,719
Provident Financial Services,
Inc. 10,814 197,788
QCR Holdings, Inc. 1,427 106,155
RBB Bancorp 1,287 23,977
Common Stocks
Shares Value ($)
Banks
Red River Bancshares, Inc. 432 28,538
Renasant Corp. 7,849 263,962
Republic Bancorp, Inc., Class
A 725 47,777
Rhinebeck Bancorp, Inc.* 555 5,544
Richmond Mutual BanCorp,
Inc.(a) 714 9,518
Riverview Bancorp, Inc. 1,693 8,770
S&T Bancorp, Inc. 3,123 114,427
SB Financial Group, Inc. 499 9,760
Seacoast Banking Corp. of
Florida(a) 7,010 212,403
ServisFirst Bancshares, Inc. 4,302 302,302
Shore Bancshares, Inc. 2,425 37,854
Sierra Bancorp 1,149 33,068
Simmons First National Corp.,
Class A 11,831 205,623
SmartFinancial, Inc. 1,292 45,181
Sound Financial Bancorp, Inc.
(a) 158 7,053
South Plains Financial, Inc. 1,038 37,887
Southern First Bancshares,
Inc.* 712 31,214
Southern Missouri Bancorp,
Inc. 837 43,892
Southside Bancshares, Inc. 2,299 64,648
SR Bancorp, Inc.(a) 633 9,318
Stellar Bancorp, Inc. 4,019 118,279
Sterling Bancorp, Inc.*∞(a) 1,601 0
Stock Yards Bancorp, Inc. 2,180 141,744
Texas Capital Bancshares,
Inc.* 3,795 318,173
Third Coast Bancshares, Inc.* 1,043 38,330
Timberland Bancorp, Inc. 508 16,317
Tompkins Financial Corp. 1,126 71,456
Towne Bank 5,958 193,695
TriCo Bancshares 2,561 113,273
Triumph Financial, Inc.* 1,948 106,088
TrustCo Bank Corp. 1,525 57,508
Trustmark Corp. 4,873 181,373
UMB Financial Corp. 6,075 649,296
Union Bankshares, Inc. 291 6,641
United Bankshares, Inc. 11,811 422,716
United Community Banks, Inc. 10,051 293,489
United Security Bancshares(a) 1,031 9,449
Unity Bancorp, Inc. 575 26,111
Univest Financial Corp. 2,494 73,224
USCB Financial Holdings, Inc. 771 13,307
Valley National Bancorp 41,192 447,757
Virginia National Bankshares
Corp. 447 17,782
WaFd, Inc. 6,571 190,756
Washington Trust Bancorp,
Inc. 1,490 40,588
WesBanco, Inc. 7,844 236,104
West Bancorp, Inc. 1,268 26,970
Westamerica Bancorp 2,018 96,158
Western New England
Bancorp, Inc. 1,601 18,203
WSFS Financial Corp. 4,727 246,229
22,348,190

Nationwide Small Cap Index Fund - October 31, 2025 - Statement of Investments - 75
Common Stocks
Shares Value ($)
Beverages 0 .1%
MGP Ingredients, Inc.(a) 1,080 26,136
National Beverage Corp.* 2,084 71,419
Vita Coco Co., Inc. (The)* 3,671 151,172
Zevia PBC, Class A* 2,796 6,598
255,325
Biotechnology 8 .2%
4D Molecular Therapeutics,
Inc.* 2,942 33,833
Abeona Therapeutics, Inc.* 3,834 18,442
Absci Corp.*(a) 9,805 41,965
ACADIA Pharmaceuticals,
Inc.* 10,344 234,809
Actuate Therapeutics, Inc.* 996 6,633
ADC Therapeutics SA* 6,467 28,843
ADMA Biologics, Inc.*(a) 19,531 302,340
Agios Pharmaceuticals, Inc.* 4,775 206,471
Akebia Therapeutics, Inc.*(a) 21,981 48,578
Akero Therapeutics, Inc.* 5,811 314,956
Aldeyra Therapeutics, Inc.* 4,407 22,343
Alector, Inc.* 5,333 7,840
Alkermes plc* 13,456 413,099
Allogene Therapeutics, Inc.* 9,389 11,642
Altimmune, Inc.* 6,512 26,374
Amicus Therapeutics, Inc.* 23,272 210,146
AnaptysBio, Inc.*(a) 1,750 64,015
Anavex Life Sciences
Corp.*(a) 6,627 52,817
Anika Therapeutics, Inc.* 974 9,497
Annexon, Inc.* 7,633 24,120
Apogee Therapeutics, Inc.*(a) 2,806 158,792
Arbutus Biopharma Corp.* 13,026 61,613
Arcellx, Inc.* 2,847 256,942
Arcturus Therapeutics
Holdings, Inc.*(a) 2,240 22,333
Arcus Biosciences, Inc.*(a) 5,497 108,401
Arcutis Biotherapeutics,
Inc.*(a) 8,813 223,057
Ardelyx, Inc.* 20,093 121,764
ArriVent Biopharma, Inc.*(a) 2,044 38,284
Arrowhead Pharmaceuticals,
Inc.* 10,162 430,767
ARS Pharmaceuticals, Inc.*(a) 4,814 43,133
Astria Therapeutics, Inc.* 3,317 41,894
aTyr Pharma, Inc.*(a) 7,642 6,618
Aura Biosciences, Inc.*(a) 3,194 19,579
Aurinia Pharmaceuticals, Inc.* 9,887 130,212
Avidity Biosciences, Inc.* 8,507 594,214
Avita Medical, Inc.*(a) 962 3,723
Beam Therapeutics, Inc.*(a) 8,021 200,605
Benitec Biopharma, Inc.* 1,249 20,434
Bicara Therapeutics, Inc.* 2,999 48,734
BioCryst Pharmaceuticals,
Inc.*(a) 17,357 127,053
Biohaven Ltd.* 7,503 129,052
Bridgebio Pharma, Inc.* 13,050 817,452
Bright Minds Biosciences, Inc.* 396 21,681
Candel Therapeutics, Inc.*(a) 3,479 18,717
Capricor Therapeutics, Inc.*(a) 3,173 20,656
Cardiff Oncology, Inc.*(a) 5,330 12,526
CareDx, Inc.* 4,644 69,660
Common Stocks
Shares Value ($)
Biotechnology
Cartesian Therapeutics,
Inc.*(a) 660 5,392
Catalyst Pharmaceuticals,
Inc.* 9,827 209,020
Celcuity, Inc.* 2,438 188,116
Celldex Therapeutics, Inc.*(a) 5,376 143,700
CG oncology, Inc.* 4,661 201,681
Cidara Therapeutics, Inc.*(a) 1,281 139,936
Cogent Biosciences, Inc.* 10,818 176,333
Coherus Oncology, Inc.*(a) 9,257 15,552
Compass Therapeutics, Inc.* 8,635 32,295
Corvus Pharmaceuticals, Inc.* 4,610 37,064
CRISPR Therapeutics AG*(a) 6,901 441,595
Cullinan Therapeutics, Inc.* 4,634 40,130
Cytokinetics, Inc.* 9,754 620,257
Day One Biopharmaceuticals,
Inc.* 6,352 47,259
Denali Therapeutics, Inc.* 11,194 182,238
Design Therapeutics, Inc.* 2,040 13,668
DiaMedica Therapeutics, Inc.* 2,253 15,906
Dianthus Therapeutics, Inc.* 1,362 47,643
Disc Medicine, Inc.* 1,916 165,198
Dynavax Technologies
Corp.*(a) 8,503 87,241
Dyne Therapeutics, Inc.*(a) 9,079 205,004
Editas Medicine, Inc.* 7,650 23,562
Eledon Pharmaceuticals, Inc.* 5,070 21,902
Emergent BioSolutions,
Inc.*(a) 4,762 59,430
Enanta Pharmaceuticals, Inc.* 1,202 13,174
Entrada Therapeutics, Inc.* 2,081 14,463
Erasca, Inc.* 15,422 37,321
Fate Therapeutics, Inc.* 9,564 12,911
Fennec Pharmaceuticals, Inc.* 1,717 14,079
Foghorn Therapeutics, Inc.* 1,964 8,661
Geron Corp.*(a) 45,221 56,978
Gossamer Bio, Inc.* 16,540 40,523
GRAIL, Inc.* 2,678 246,189
Greenwich Lifesciences,
Inc.*(a) 536 4,937
Gyre Therapeutics, Inc.*(a) 706 5,471
Heron Therapeutics, Inc.*(a) 13,461 15,615
Humacyte, Inc.*(a) 11,065 18,479
Ideaya Biosciences, Inc.*(a) 6,653 211,965
ImmunityBio, Inc.*(a) 20,242 48,581
Immunome, Inc.*(a) 6,626 106,480
Immunovant, Inc.* 5,595 138,085
Inhibikase Therapeutics, Inc.* 5,161 7,587
Inhibrx Biosciences, Inc.* 795 64,920
Inmune Bio, Inc.*(a) 1,145 2,095
Intellia Therapeutics, Inc.*(a) 8,253 104,153
Iovance Biotherapeutics,
Inc.*(a) 21,271 41,904
Ironwood Pharmaceuticals,
Inc., Class A* 12,031 23,100
Jade Biosciences, Inc. 2,838 27,812
Janux Therapeutics, Inc.*(a) 3,158 90,666
KalVista Pharmaceuticals,
Inc.*(a) 3,200 34,912
Keros Therapeutics, Inc.* 2,637 40,135
Kodiak Sciences, Inc.*(a) 2,438 44,189
Korro Bio, Inc.* 565 23,114

76 - Statement of Investments - October 31, 2025 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Krystal Biotech, Inc.*(a) 2,085 411,808
Kura Oncology, Inc.* 6,476 66,509
Kymera Therapeutics, Inc.*(a) 4,201 259,790
Larimar Therapeutics, Inc.* 3,885 15,113
Lexeo Therapeutics, Inc.* 2,138 21,401
Madrigal Pharmaceuticals,
Inc.* 1,553 650,552
MannKind Corp.* 25,335 141,623
MeiraGTx Holdings plc* 3,303 29,991
Metsera, Inc.*(a) 4,447 280,339
MiMedx Group, Inc.* 10,346 79,147
Mineralys Therapeutics, Inc.* 3,195 130,548
Mirum Pharmaceuticals, Inc.* 3,366 244,540
Monopar Therapeutics, Inc.* 353 30,414
Monte Rosa Therapeutics,
Inc.*(a) 3,951 50,770
Myriad Genetics, Inc.* 7,814 62,825
Neurogene, Inc.* 949 32,513
Nkarta, Inc.* 4,901 10,341
Novavax, Inc.*(a) 12,231 102,740
Nurix Therapeutics, Inc.*(a) 6,565 84,951
Nuvalent, Inc., Class A* 3,572 354,771
Nuvectis Pharma, Inc.*(a) 1,095 7,347
Olema Pharmaceuticals, Inc.* 5,250 47,093
Organogenesis Holdings, Inc.,
Class A*(a) 5,096 21,658
ORIC Pharmaceuticals,
Inc.*(a) 4,791 63,050
Oruka Therapeutics, Inc.* 2,369 66,735
Palvella Therapeutics, Inc.*(a) 598 47,744
Perspective Therapeutics,
Inc.*(a) 4,866 13,284
Praxis Precision Medicines,
Inc.*(a) 1,723 342,463
Precigen, Inc.*(a) 13,044 54,002
Prime Medicine, Inc.*(a) 6,773 33,459
Protagonist Therapeutics, Inc.* 4,904 385,552
Protalix BioTherapeutics,
Inc.*(a) 5,979 14,170
Protara Therapeutics, Inc.*(a) 2,831 14,665
Prothena Corp. plc* 3,480 37,410
PTC Therapeutics, Inc.*(a) 6,517 445,176
Puma Biotechnology, Inc.* 3,854 19,655
Recursion Pharmaceuticals,
Inc., Class A*(a) 30,439 168,023
REGENXBIO, Inc.* 3,505 44,759
Relay Therapeutics, Inc.* 10,702 76,412
Replimune Group, Inc.* 5,920 57,602
Rezolute, Inc.* 6,753 62,938
Rhythm Pharmaceuticals, Inc.* 4,363 496,335
Rigel Pharmaceuticals, Inc.*(a) 1,513 47,781
Rocket Pharmaceuticals,
Inc.*(a) 6,333 23,875
Sana Biotechnology, Inc.*(a) 12,252 60,647
Savara, Inc.* 9,514 39,483
Scholar Rock Holding
Corp.*(a) 6,707 198,661
SELLAS Life Sciences Group,
Inc.*(a) 8,313 15,130
Sionna Therapeutics, Inc.*(a) 1,070 40,885
Soleno Therapeutics, Inc.* 3,423 229,889
Solid Biosciences, Inc.*(a) 4,544 24,492
Common Stocks
Shares Value ($)
Biotechnology
Spyre Therapeutics, Inc.* 4,387 107,306
Stoke Therapeutics, Inc.*(a) 3,798 114,092
Syndax Pharmaceuticals,
Inc.*(a) 7,150 97,955
Tango Therapeutics, Inc.*(a) 5,812 47,135
Taysha Gene Therapies,
Inc.*(a) 17,442 86,512
Tectonic Therapeutic, Inc.*(a) 964 17,593
TG Therapeutics, Inc.*(a) 12,037 418,647
Tonix Pharmaceuticals Holding
Corp.*(a) 670 12,475
Travere Therapeutics, Inc.* 7,350 258,426
TriSalus Life Sciences, Inc.*(a) 1,271 6,025
TuHURA Biosciences, Inc.* 2,829 7,214
Twist Bioscience Corp.*(a) 5,015 164,943
Tyra Biosciences, Inc.* 1,877 29,732
Upstream Bio, Inc.*(a) 2,650 68,503
UroGen Pharma Ltd.*(a) 3,161 64,706
Vanda Pharmaceuticals, Inc.* 4,561 19,840
Vaxcyte, Inc.* 9,546 432,243
Vera Therapeutics, Inc., Class
A* 4,218 120,044
Veracyte, Inc.*(a) 6,616 238,705
Verastem, Inc.*(a) 3,492 32,999
Vericel Corp.* 4,229 148,269
Vir Biotechnology, Inc.*(a) 7,397 44,086
Viridian Therapeutics, Inc.* 5,796 136,959
Voyager Therapeutics, Inc.*(a) 3,762 17,569
Xencor, Inc.*(a) 5,838 85,877
Xenon Pharmaceuticals, Inc.* 6,277 263,132
XOMA Royalty Corp.* 692 22,822
Zenas Biopharma, Inc.* 1,221 38,156
Zymeworks, Inc.* 4,069 77,657
19,885,963
Broadline Retail 0 .1%
Groupon, Inc., Class A*(a) 2,127 42,816
Kohl's Corp.(a) 9,195 149,603
Savers Value Village, Inc.*(a) 3,190 29,380
221,799
Building Products 1 .3%
American Woodmark Corp.* 1,179 75,138
Apogee Enterprises, Inc. 1,743 63,811
AZZ, Inc.(a) 2,469 246,530
CSW Industrials, Inc.(a) 1,360 340,571
Gibraltar Industries, Inc.* 2,539 158,408
Griffon Corp. 3,218 238,164
Insteel Industries, Inc. 1,499 46,829
Janus International Group,
Inc.* 11,403 109,469
JELD-WEN Holding, Inc.* 7,362 31,951
Masterbrand, Inc.* 10,429 131,718
Quanex Building Products
Corp.(a) 3,711 52,733
Resideo Technologies, Inc.* 11,552 494,426
Tecnoglass, Inc. 2,044 121,884
UFP Industries, Inc.(a) 5,055 465,717
Zurn Elkay Water Solutions
Corp. 12,503 589,016
3,166,365

Nationwide Small Cap Index Fund - October 31, 2025 - Statement of Investments - 77
Common Stocks
Shares Value ($)
Capital Markets 1 .6%
Acadian Asset Management,
Inc. 2,211 106,349
AlTi Global, Inc.* 3,349 13,195
Artisan Partners Asset
Management, Inc., Class A 5,303 231,529
Bakkt Holdings, Inc., Class
A*(a) 505 13,973
BGC Group, Inc., Class A(a) 30,639 280,040
Cohen & Steers, Inc. 2,309 157,751
Diamond Hill Investment
Group, Inc. 197 25,285
DigitalBridge Group, Inc. 14,477 171,263
Donnelley Financial Solutions,
Inc.* 2,274 104,490
Forge Global Holdings, Inc.* 729 15,994
GCM Grosvenor, Inc., Class
A(a) 4,041 46,512
Marex Group plc 4,496 136,454
MarketWise, Inc. 149 2,530
Moelis & Co., Class A 5,946 376,560
Open Lending Corp.* 8,514 16,177
P10, Inc., Class A(a) 4,197 42,642
Patria Investments Ltd., Class
A(a) 5,154 75,094
Perella Weinberg Partners,
Class A 5,108 95,417
Piper Sandler Cos. 1,468 468,674
PJT Partners, Inc., Class A(a) 1,938 312,231
Siebert Financial Corp.*(a) 1,528 4,294
Silvercrest Asset Management
Group, Inc., Class A 750 10,605
StepStone Group, Inc., Class
A 5,818 354,200
StoneX Group, Inc.* 3,826 351,686
Victory Capital Holdings, Inc.,
Class A(a) 3,703 230,586
Virtus Investment Partners,
Inc. 551 89,714
Westwood Holdings Group,
Inc. 624 10,452
WisdomTree, Inc.(a) 10,240 122,470
3,866,167
Chemicals 1 .5%
AdvanSix, Inc. 2,176 40,452
American Vanguard Corp.* 2,482 11,095
Arq, Inc.* 2,258 14,993
ASP Isotopes, Inc.*(a) 6,324 64,062
Aspen Aerogels, Inc.* 5,435 44,241
Avient Corp. 7,668 245,913
Balchem Corp. 2,719 417,067
Cabot Corp. 4,504 303,930
Chemours Co. (The) 12,799 171,379
Core Molding Technologies,
Inc.*(a) 718 12,859
Ecovyst, Inc.* 9,683 79,304
Flotek Industries, Inc.*(a) 1,261 21,828
Hawkins, Inc.(a) 1,645 233,343
HB Fuller Co. 4,529 259,829
Ingevity Corp.*(a) 3,084 165,672
Innospec, Inc. 2,072 152,458
Intrepid Potash, Inc.* 920 24,500
Common Stocks
Shares Value ($)
Chemicals
Koppers Holdings, Inc. 1,702 48,030
Kronos Worldwide, Inc.(a) 2,146 10,558
LSB Industries, Inc.* 4,406 37,143
Mativ Holdings, Inc. 4,338 46,330
Minerals Technologies, Inc. 2,602 147,663
Orion SA 4,911 26,028
Perimeter Solutions, Inc.* 11,576 272,152
PureCycle Technologies,
Inc.*(a) 10,998 127,357
Quaker Chemical Corp. 1,190 165,279
Rayonier Advanced Materials,
Inc.* 5,855 40,692
Sensient Technologies Corp. 3,517 331,618
Solesence, Inc.*(a) 1,599 5,229
Stepan Co. 1,733 75,126
Trinseo plc(a) 2,988 4,362
Tronox Holdings plc 10,313 36,095
Valhi, Inc. 254 3,523
3,640,110
Commercial Services & Supplies 1 .4%
ABM Industries, Inc.(a) 5,237 225,191
ACCO Brands Corp. 7,954 29,907
Acme United Corp.(a) 282 10,719
ACV Auctions, Inc., Class A* 14,160 128,431
BrightView Holdings, Inc.* 5,922 72,959
Brink's Co. (The) 3,524 391,728
Casella Waste Systems, Inc.,
Class A* 5,275 467,207
CECO Environmental Corp.* 2,503 122,372
Cimpress plc*(a) 1,268 87,758
CompX International, Inc. 296 6,657
CoreCivic, Inc.* 9,042 167,548
Deluxe Corp. 3,872 70,122
Ennis, Inc. 2,069 33,932
Enviri Corp.* 6,574 80,268
GEO Group, Inc. (The)* 11,313 191,982
Healthcare Services Group,
Inc.* 6,023 107,631
HNI Corp. 3,764 154,023
Interface, Inc., Class A 4,845 120,640
Liquidity Services, Inc.* 1,842 44,097
MillerKnoll, Inc.(a) 5,628 87,909
Mobile Infrastructure Corp.,
Class A* 1,626 5,561
Montrose Environmental
Group, Inc.* 2,669 69,074
NL Industries, Inc. 865 5,233
OPENLANE, Inc.* 8,838 233,500
Perma-Fix Environmental
Services, Inc.*(a) 1,195 16,360
Pitney Bowes, Inc.(a) 12,266 121,188
Quad/Graphics, Inc. 2,123 11,698
Steelcase, Inc., Class A 7,018 112,007
UniFirst Corp. 1,256 193,864
Vestis Corp.(a) 8,630 45,307
Virco Mfg. Corp. 959 7,020
3,421,893
Communications Equipment 1 .0%
ADTRAN Holdings, Inc.*(a) 5,932 61,811
Applied Optoelectronics, Inc.* 4,440 157,886
Aviat Networks, Inc.* 956 23,862

78 - Statement of Investments - October 31, 2025 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Communications Equipment
BK Technologies Corp.* 239 17,856
Calix, Inc.* 4,913 336,148
Clearfield, Inc.* 1,048 36,994
CommScope Holding Co.,
Inc.* 17,868 309,116
Digi International, Inc.* 3,104 113,855
Extreme Networks, Inc.* 10,950 208,269
Harmonic, Inc.* 9,256 99,039
Inseego Corp.* 1,103 18,354
NETGEAR, Inc.* 2,220 77,078
NetScout Systems, Inc.* 5,840 162,352
Ribbon Communications, Inc.* 7,451 25,035
Viasat, Inc.*(a) 9,864 392,785
Viavi Solutions, Inc.* 18,395 325,592
2,366,032
Construction & Engineering 2 .4%
Ameresco, Inc., Class A* 2,685 106,111
Arcosa, Inc. 4,045 412,590
Argan, Inc.(a) 1,102 337,443
Bowman Consulting Group
Ltd., Class A* 1,213 52,511
Centuri Holdings, Inc.* 5,872 118,556
Concrete Pumping Holdings,
Inc. 1,916 12,243
Construction Partners, Inc.,
Class A* 3,944 450,996
Dycom Industries, Inc.* 2,336 672,277
Fluor Corp.* 13,729 669,563
Granite Construction, Inc.(a) 3,643 374,901
Great Lakes Dredge & Dock
Corp.* 5,439 61,733
IES Holdings, Inc.* 753 295,086
Limbach Holdings, Inc.*(a) 877 82,859
Matrix Service Co.* 2,443 36,694
MYR Group, Inc.* 1,276 277,785
NWPX Infrastructure, Inc.* 760 45,722
Orion Group Holdings, Inc.* 3,548 38,212
Primoris Services Corp. 4,505 637,548
Southland Holdings, Inc.* 1,565 6,996
Sterling Infrastructure, Inc.*(a) 2,495 942,860
Tutor Perini Corp.* 3,682 248,020
5,880,706
Construction Materials 0 .2%
Knife River Corp.* 4,787 289,422
Smith-Midland Corp.* 191 6,964
Titan America SA 2,080 30,701
United States Lime & Minerals,
Inc. 921 107,959
435,046
Consumer Finance 1 .0%
Atlanticus Holdings Corp.*(a) 437 24,083
Bread Financial Holdings, Inc. 2,564 160,635
Consumer Portfolio Services,
Inc.* 1,046 8,786
Dave, Inc.* 783 187,388
Encore Capital Group, Inc.*(a) 1,900 79,002
Enova International, Inc.* 2,027 242,368
FirstCash Holdings, Inc. 3,333 528,281
Green Dot Corp., Class A* 4,413 51,235
Jefferson Capital, Inc. 907 17,124
Common Stocks
Shares Value ($)
Consumer Finance
LendingClub Corp.* 9,354 162,666
LendingTree, Inc.* 909 58,176
Medallion Financial Corp. 1,207 11,865
Navient Corp. 5,961 72,903
Nelnet, Inc., Class A 1,099 141,826
NerdWallet, Inc., Class A*(a) 3,690 43,062
Oportun Financial Corp.* 2,976 15,862
OppFi, Inc.(a) 2,144 20,904
PRA Group, Inc.* 3,444 47,217
PROG Holdings, Inc. 3,253 94,109
Regional Management Corp. 706 27,781
Upstart Holdings, Inc.*(a) 7,080 336,442
World Acceptance Corp.* 229 29,191
2,360,906
Consumer Staples Distribution & Retail 0 .5%
Andersons, Inc. (The) 2,694 124,759
Chefs' Warehouse, Inc.
(The)*(a) 3,096 182,664
Grocery Outlet Holding
Corp.*(a) 7,911 107,669
Guardian Pharmacy Services,
Inc., Class A* 1,601 44,892
HF Foods Group, Inc.* 3,603 7,782
Ingles Markets, Inc., Class A 1,250 86,375
Natural Grocers by Vitamin
Cottage, Inc.(a) 1,126 36,133
PriceSmart, Inc. 2,171 249,535
United Natural Foods, Inc.* 4,938 185,916
Village Super Market, Inc.,
Class A 846 26,539
Weis Markets, Inc.(a) 1,415 89,626
1,141,890
Containers & Packaging 0 .2%
Ardagh Metal Packaging SA 11,436 40,827
Greif, Inc., Class A 2,131 121,233
Greif, Inc., Class B 419 24,700
Myers Industries, Inc.(a) 3,210 55,629
O-I Glass, Inc.* 12,987 146,623
Ranpak Holdings Corp., Class
A* 3,991 21,152
TriMas Corp. 2,754 97,850
508,014
Distributors 0 .0%
†
A-Mark Precious Metals, Inc. 1,532 40,720
GigaCloud Technology, Inc.,
Class A*(a) 2,165 60,577
Weyco Group, Inc. 466 13,360
114,657
Diversified Consumer Services 1 .1%
Adtalem Global Education,
Inc.* 2,968 290,923
American Public Education,
Inc.* 1,439 48,192
Carriage Services, Inc., Class
A 1,147 51,271
Coursera, Inc.* 11,660 98,177
Driven Brands Holdings, Inc.* 5,073 72,798
European Wax Center, Inc.,
Class A* 2,336 9,110
Frontdoor, Inc.*(a) 6,193 411,401

Nationwide Small Cap Index Fund - October 31, 2025 - Statement of Investments - 79
Common Stocks
Shares Value ($)
Diversified Consumer Services
Graham Holdings Co., Class B 273 276,311
KinderCare Learning Cos.,
Inc.* 2,055 12,125
Laureate Education, Inc.* 10,791 313,263
Lincoln Educational Services
Corp.* 2,612 50,725
Matthews International Corp.,
Class A(a) 2,411 56,466
McGraw Hill, Inc.* 1,941 21,662
Mister Car Wash, Inc.* 8,540 47,739
Nerdy, Inc.*(a) 6,145 6,083
OneSpaWorld Holdings Ltd. 8,016 186,532
Perdoceo Education Corp. 5,201 165,184
Strategic Education, Inc. 1,941 147,477
Stride, Inc.*(a) 3,559 242,154
Udemy, Inc.* 8,651 49,267
Universal Technical Institute,
Inc.* 3,974 118,107
2,674,967
Diversified REITs 0 .5%
Alexander & Baldwin, Inc. 6,309 100,755
Alpine Income Property Trust,
Inc. 1,233 18,100
American Assets Trust, Inc. 4,346 83,052
Armada Hoffler Properties, Inc. 7,312 47,820
Broadstone Net Lease, Inc. 16,130 289,050
CTO Realty Growth, Inc. 2,572 42,901
Essential Properties Realty
Trust, Inc. 16,528 493,857
Gladstone Commercial Corp. 4,119 47,080
Global Net Lease, Inc. 17,079 130,142
Modiv Industrial, Inc., Class C 826 11,911
1,264,668
Diversified Telecommunication Services 0 .7%
Anterix, Inc.* 1,126 22,768
ATN International, Inc. 914 13,280
Bandwidth, Inc., Class A*(a) 2,273 36,709
Cogent Communications
Holdings, Inc. 3,767 155,389
Globalstar, Inc.*(a) 4,279 232,820
IDT Corp., Class B(a) 1,325 67,125
Liberty Latin America Ltd.,
Class A* 1,463 11,411
Liberty Latin America Ltd.,
Class C* 11,703 92,571
Lumen Technologies, Inc.* 79,437 816,612
Shenandoah
Telecommunications Co. 4,155 51,190
Uniti Group, Inc. 12,283 70,750
1,570,625
Electric Utilities 1 .3%
ALLETE, Inc. 4,837 325,675
Genie Energy Ltd., Class B 1,870 28,144
Hawaiian Electric Industries,
Inc.*(a) 14,515 168,664
MGE Energy, Inc. 3,116 258,223
Oklo, Inc., Class A*(a) 9,085 1,206,216
Otter Tail Corp.(a) 3,219 248,571
Portland General Electric
Co.(a) 9,221 421,215
Common Stocks
Shares Value ($)
Electric Utilities
TXNM Energy, Inc. 8,146 462,693
3,119,401
Electrical Equipment 3 .1%
Allient, Inc.(a) 1,253 68,514
American Superconductor
Corp.* 3,643 215,775
Amprius Technologies, Inc.*(a) 7,410 104,407
Array Technologies, Inc.*(a) 12,675 109,765
Atkore, Inc. 2,822 195,423
Bloom Energy Corp., Class
A*(a) 17,945 2,371,611
EnerSys 3,219 406,109
Enovix Corp.*(a) 13,835 165,882
Eos Energy Enterprises,
Inc.*(a) 21,194 339,740
Fluence Energy, Inc.*(a) 6,697 140,637
Hyliion Holdings Corp.*(a) 11,060 26,212
KULR Technology Group,
Inc.*(a) 2,885 11,050
LSI Industries, Inc. 2,170 49,671
NANO Nuclear Energy, Inc.*(a) 2,594 123,319
Net Power, Inc.*(a) 1,885 7,201
NEXTracker, Inc., Class A* 12,197 1,234,580
NuScale Power Corp., Class
A*(a) 10,542 473,019
Plug Power, Inc.*(a) 90,827 244,325
Powell Industries, Inc.(a) 793 304,028
Power Solutions International,
Inc.*(a) 573 49,060
Preformed Line Products
Co.(a) 208 44,119
Shoals Technologies Group,
Inc., Class A* 14,229 149,547
SKYX Platforms Corp.* 5,541 9,752
SunPower, Inc.*(a) 4,986 8,975
Sunrun, Inc.*(a) 17,657 366,559
T1 Energy, Inc.*(a) 10,194 37,922
Thermon Group Holdings, Inc.* 2,631 75,589
Vicor Corp.* 1,975 179,192
7,511,983
Electronic Equipment, Instruments & Components 3 .6%
908 Devices, Inc.* 2,661 21,235
Advanced Energy Industries,
Inc.(a) 3,162 641,032
Aeva Technologies, Inc.*(a) 2,702 44,151
Arlo Technologies, Inc.* 8,289 160,309
Badger Meter, Inc. 2,490 449,320
Bel Fuse, Inc., Class A 123 16,818
Bel Fuse, Inc., Class B(a) 901 138,745
Belden, Inc. 3,297 401,739
Benchmark Electronics, Inc. 2,972 130,233
Climb Global Solutions, Inc.(a) 338 37,545
CTS Corp. 2,390 99,209
Daktronics, Inc.* 3,234 60,767
ePlus, Inc. 2,217 162,196
Evolv Technologies Holdings,
Inc.* 9,292 71,920
Fabrinet* 3,021 1,330,962
Frequency Electronics, Inc.*(a) 561 20,600
Insight Enterprises, Inc.* 2,435 243,500
Itron, Inc.* 3,798 381,053

80 - Statement of Investments - October 31, 2025 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Kimball Electronics, Inc.* 2,051 59,633
Knowles Corp.* 7,054 166,545
Methode Electronics, Inc. 3,138 21,119
MicroVision, Inc.*(a) 23,115 27,045
Mirion Technologies, Inc.,
Class A* 19,613 576,034
Motomova, Inc.*^∞ 1,500 0
M-Tron Industries, Inc.* 211 11,630
Napco Security Technologies,
Inc. 2,876 126,975
Neonode, Inc.* 925 2,812
nLight, Inc.* 4,132 136,397
Novanta, Inc.* 3,030 384,840
OSI Systems, Inc.* 1,341 373,415
Ouster, Inc.* 4,274 142,581
PC Connection, Inc. 917 55,909
Plexus Corp.* 2,258 315,894
Powerfleet, Inc. NJ* 10,961 55,901
Red Cat Holdings, Inc.*(a) 7,252 81,585
Richardson Electronics Ltd.(a) 1,133 12,214
Rogers Corp.* 1,523 133,323
Sanmina Corp.* 4,400 603,020
ScanSource, Inc.* 1,757 75,384
TTM Technologies, Inc.* 8,465 568,848
Vishay Intertechnology, Inc.(a) 10,322 175,268
Vishay Precision Group, Inc.* 912 34,164
Vuzix Corp.*(a) 5,691 19,065
8,570,935
Energy Equipment & Services 1 .7%
Archrock, Inc. 13,946 352,415
Atlas Energy Solutions, Inc.,
Class A(a) 6,234 77,177
Borr Drilling Ltd.(a) 20,672 64,083
Bristow Group, Inc., Class A* 2,308 93,936
Cactus, Inc., Class A 5,674 250,621
Core Laboratories, Inc.(a) 4,048 64,525
DMC Global, Inc.* 1,761 14,194
Energy Services of America
Corp. 1,029 11,278
Expro Group Holdings NV* 8,528 115,810
Flowco Holdings, Inc., Class A 1,530 24,786
Forum Energy Technologies,
Inc.* 928 24,852
Helix Energy Solutions Group,
Inc.* 12,287 82,569
Helmerich & Payne, Inc.(a) 8,112 213,021
Innovex International, Inc.* 3,142 63,060
Kodiak Gas Services, Inc.(a) 5,612 206,970
Liberty Energy, Inc., Class A(a) 13,083 236,933
Mammoth Energy Services,
Inc.* 2,127 4,339
Nabors Industries Ltd.*(a) 1,251 60,698
National Energy Services
Reunited Corp.*(a) 5,248 66,230
Natural Gas Services Group,
Inc. 968 26,949
Noble Corp. plc(a) 10,523 308,850
Oceaneering International,
Inc.* 8,054 187,578
Oil States International, Inc.* 4,481 26,752
Patterson-UTI Energy, Inc. 30,179 189,222
Common Stocks
Shares Value ($)
Energy Equipment & Services
ProFrac Holding Corp., Class
A*(a) 1,129 6,176
ProPetro Holding Corp.* 6,094 63,256
Ranger Energy Services, Inc.,
Class A 1,477 20,294
RPC, Inc.(a) 7,602 39,530
SEACOR Marine Holdings,
Inc.* 1,190 7,568
Seadrill Ltd.* 5,298 167,205
Select Water Solutions, Inc.,
Class A(a) 7,895 91,266
Solaris Energy Infrastructure,
Inc., Class A 2,953 157,188
TETRA Technologies, Inc.* 10,139 71,581
Tidewater, Inc.*(a) 4,081 206,458
Transocean Ltd.* 72,068 276,741
Valaris Ltd.*(a) 5,322 298,671
4,172,782
Entertainment 0 .5%
AMC Entertainment Holdings,
Inc., Class A*(a) 35,762 92,624
Atlanta Braves Holdings, Inc.,
Class A* 659 28,429
Atlanta Braves Holdings, Inc.,
Class C*(a) 3,744 152,456
Cinemark Holdings, Inc.(a) 8,663 233,988
CuriosityStream, Inc. 2,829 12,278
Eventbrite, Inc., Class A* 7,312 16,891
Gaia, Inc., Class A* 1,433 7,151
IMAX Corp.* 3,733 121,285
Lionsgate Studios Corp.* 16,606 106,776
Madison Square Garden
Entertainment Corp., Class
A* 3,300 145,728
Marcus Corp. (The) 1,981 28,526
Playstudios, Inc.* 8,493 7,898
Playtika Holding Corp. 4,982 18,284
Reservoir Media, Inc.*(a) 1,940 14,744
Sphere Entertainment Co.*(a) 2,302 157,641
Starz Entertainment Corp. 1,106 11,624
Vivid Seats, Inc., Class A*(a) 304 3,773
1,160,096
Financial Services 2 .2%
Acacia Research Corp.* 3,597 12,482
Alerus Financial Corp. 1,924 40,635
Banco Latinoamericano de
Comercio Exterior SA, Class
E 2,419 104,041
Better Home & Finance
Holding Co.*(a) 504 36,898
Burford Capital Ltd. 16,844 167,598
Cannae Holdings, Inc. 4,965 88,774
Cantaloupe, Inc.* 4,853 51,248
Cass Information Systems,
Inc. 1,090 43,088
Compass Diversified Holdings 5,852 37,336
Enact Holdings, Inc. 2,431 86,835
Essent Group Ltd. 8,169 494,796
EVERTEC, Inc. 5,485 156,158
Federal Agricultural Mortgage
Corp., Class C 789 125,167

Nationwide Small Cap Index Fund - October 31, 2025 - Statement of Investments - 81
Common Stocks
Shares Value ($)
Financial Services
Finance of America Cos., Inc.,
Class A* 402 8,844
Flywire Corp.* 10,062 134,026
HA Sustainable Infrastructure
Capital, Inc.(a) 10,030 277,931
International Money Express,
Inc.* 2,110 31,418
Jackson Financial, Inc., Class
A 6,039 608,792
loanDepot, Inc., Class A*(a) 7,270 21,955
Marqeta, Inc., Class A*(a) 32,848 148,801
Merchants Bancorp(a) 2,080 64,875
NCR Atleos Corp.* 6,090 224,721
NewtekOne, Inc. 2,215 23,036
NMI Holdings, Inc., Class A* 6,512 237,232
Onity Group, Inc.* 608 22,782
Pagseguro Digital Ltd., Class A 14,978 143,639
Payoneer Global, Inc.* 23,440 135,718
Paysafe Ltd.*(a) 2,891 31,830
Paysign, Inc.* 2,604 13,450
PennyMac Financial Services,
Inc.(a) 2,450 308,234
Priority Technology Holdings,
Inc.* 1,943 13,523
Radian Group, Inc. 11,366 385,762
Remitly Global, Inc.* 13,973 224,127
Repay Holdings Corp., Class
A*(a) 6,319 27,108
Security National Financial
Corp., Class A* 1,346 10,728
Sezzle, Inc.*(a) 1,332 87,313
StoneCo Ltd., Class A* 21,029 399,761
SWK Holdings Corp. 383 6,201
Triller Group, Inc.* 9,682 5,553
Velocity Financial, Inc.* 646 12,028
Walker & Dunlop, Inc. 2,796 223,456
Waterstone Financial, Inc. 1,406 21,512
5,299,412
Food Products 0 .7%
Alico, Inc. 432 15,211
B&G Foods, Inc.(a) 6,446 25,784
Beyond Meat, Inc.*(a) 5,414 8,960
BRC, Inc., Class A*(a) 8,906 11,310
Calavo Growers, Inc. 1,382 30,694
Cal-Maine Foods, Inc. 3,849 337,942
Dole plc 6,024 76,746
Forafric Global plc*(a) 591 5,520
Fresh Del Monte Produce, Inc.
(a) 2,817 99,581
Hain Celestial Group, Inc.
(The)*(a) 7,273 8,437
J & J Snack Foods Corp. 1,302 110,214
John B Sanfilippo & Son, Inc. 665 41,749
Lifeway Foods, Inc.* 375 8,996
Limoneira Co. 1,384 19,556
Mama's Creations, Inc.* 2,957 31,315
Marzetti Co. (The) 1,672 262,153
Mission Produce, Inc.* 3,579 41,230
Seneca Foods Corp., Class
A*(a) 413 44,536
Common Stocks
Shares Value ($)
Food Products
Simply Good Foods Co.
(The)*(a) 7,914 154,877
SunOpta, Inc.* 8,535 44,553
Tootsie Roll Industries, Inc.(a) 1,492 52,653
TreeHouse Foods, Inc.* 4,043 73,582
Utz Brands, Inc. 5,794 61,011
Vital Farms, Inc.* 2,897 95,166
Westrock Coffee Co.*(a) 2,688 11,854
1,673,630
Gas Utilities 1 .0%
Brookfield Infrastructure Corp.,
Class A 10,070 456,272
Chesapeake Utilities Corp.(a) 1,889 240,432
New Jersey Resources Corp. 8,445 374,113
Northwest Natural Holding Co. 3,453 157,215
ONE Gas, Inc.(a) 5,008 401,592
RGC Resources, Inc.(a) 758 15,698
Southwest Gas Holdings, Inc. 5,429 431,605
Spire, Inc. 4,819 416,362
2,493,289
Ground Transportation 0 .3%
ArcBest Corp.(a) 1,919 142,620
Covenant Logistics Group,
Inc., Class A 1,354 27,310
FTAI Infrastructure, Inc.(a) 8,364 44,664
Heartland Express, Inc.(a) 3,452 26,925
Hertz Global Holdings, Inc.*(a) 9,653 49,520
Marten Transport Ltd. 4,996 51,209
PAMT Corp.* 683 6,878
Proficient Auto Logistics,
Inc.*(a) 1,731 12,948
RXO, Inc.* 13,718 243,220
Universal Logistics Holdings,
Inc.(a) 544 8,802
Werner Enterprises, Inc. 4,783 125,315
739,411
Health Care Equipment & Supplies 2 .5%
Accuray, Inc.* 8,369 11,800
Alphatec Holdings, Inc.*(a) 9,760 185,342
AngioDynamics, Inc.* 3,507 42,189
Anteris Technologies Global
Corp.*(a) 2,671 11,993
Artivion, Inc.*(a) 3,267 148,224
AtriCure, Inc.* 4,071 140,653
Avanos Medical, Inc.* 3,864 42,929
Axogen, Inc.* 3,771 83,792
Beta Bionics, Inc.* 3,177 86,478
Bioventus, Inc., Class A* 4,330 28,362
Butterfly Network, Inc.* 16,941 45,571
Carlsmed, Inc.* 474 6,110
Ceribell, Inc.* 2,187 24,932
Cerus Corp.* 15,938 23,429
ClearPoint Neuro, Inc.* 2,296 53,313
CONMED Corp. 2,572 113,168
CVRx, Inc.* 1,052 10,720
Delcath Systems, Inc.*(a) 2,652 26,069
Electromed, Inc.* 603 14,508
Embecta Corp. 4,710 62,831
Enovis Corp.*(a) 4,824 150,702
Glaukos Corp.* 4,702 414,105

82 - Statement of Investments - October 31, 2025 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Haemonetics Corp.* 4,023 201,190
ICU Medical, Inc.* 2,010 241,381
Inogen, Inc.* 1,698 13,992
Integer Holdings Corp.*(a) 2,883 186,155
Integra LifeSciences Holdings
Corp.*(a) 5,699 68,445
iRadimed Corp. 654 50,234
iRhythm Technologies, Inc.*(a) 2,664 498,967
Kestra Medical Technologies
Ltd.*(a) 1,128 30,885
KORU Medical Systems, Inc.* 3,650 14,454
Lantheus Holdings, Inc.* 5,670 327,102
LeMaitre Vascular, Inc. 1,777 153,906
LENSAR, Inc.*(a) 839 10,320
LivaNova plc* 4,528 238,309
Lucid Diagnostics, Inc.* 5,923 7,167
Merit Medical Systems,
Inc.*(a) 4,872 426,495
Myomo, Inc.*(a) 2,875 2,662
Neogen Corp.* 18,873 116,446
Neuronetics, Inc.* 3,203 8,488
NeuroPace, Inc.* 2,127 21,142
Novocure Ltd.* 8,371 107,233
Omnicell, Inc.* 3,979 133,575
OraSure Technologies, Inc.* 5,892 16,144
Orthofix Medical, Inc.* 3,440 53,114
OrthoPediatrics Corp.* 1,492 25,125
Outset Medical, Inc.*(a) 1,565 20,533
PROCEPT BioRobotics
Corp.*(a) 4,448 151,366
Pro-Dex, Inc.*(a) 184 6,668
Pulmonx Corp.*(a) 3,424 6,848
Pulse Biosciences, Inc.*(a) 1,237 20,942
QuidelOrtho Corp.* 5,719 154,356
RxSight, Inc.* 3,080 27,073
Sanara Medtech, Inc.* 160 4,688
SANUWAVE Health, Inc.* 616 17,827
Semler Scientific, Inc.*(a) 992 26,248
Shoulder Innovations, Inc.*(a) 446 5,227
SI-BONE, Inc.* 3,267 48,450
Sight Sciences, Inc.* 3,207 16,228
STAAR Surgical Co.* 4,077 105,472
Stereotaxis, Inc.* 4,929 14,343
Surmodics, Inc.* 1,095 30,041
Tactile Systems Technology,
Inc.* 1,698 25,589
Tandem Diabetes Care, Inc.* 5,459 76,426
TransMedics Group, Inc.*(a) 2,803 368,707
Treace Medical Concepts,
Inc.* 3,965 25,336
UFP Technologies, Inc.* 636 122,519
Utah Medical Products, Inc. 183 10,632
Varex Imaging Corp.* 3,332 38,951
6,004,621
Health Care Providers & Services 3 .2%
AdaptHealth Corp., Class A* 8,585 77,179
Addus HomeCare Corp.*(a) 1,532 179,075
agilon health, Inc.*(a) 26,238 20,899
AirSculpt Technologies,
Inc.*(a) 886 9,223
Alignment Healthcare, Inc.* 12,191 205,540
Common Stocks
Shares Value ($)
Health Care Providers & Services
AMN Healthcare Services,
Inc.* 3,240 63,796
Ardent Health, Inc.* 1,941 28,261
Astrana Health, Inc.*(a) 3,449 107,643
Aveanna Healthcare Holdings,
Inc.* 4,356 39,422
BrightSpring Health Services,
Inc.* 8,950 295,798
Brookdale Senior Living, Inc.* 19,262 178,559
Castle Biosciences, Inc.* 2,216 56,508
Clover Health Investments
Corp., Class A* 32,835 115,908
Community Health Systems,
Inc.* 11,011 42,723
Concentra Group Holdings
Parent, Inc. 9,648 192,188
CorVel Corp.* 2,465 182,287
Cross Country Healthcare,
Inc.* 2,559 31,373
DocGo, Inc.* 4,870 5,308
Enhabit, Inc.* 3,970 32,276
Ensign Group, Inc. (The) 4,688 844,309
Fulgent Genetics, Inc.* 1,746 39,198
GeneDx Holdings Corp., Class
A* 1,596 218,508
Guardant Health, Inc.* 9,954 925,921
HealthEquity, Inc.* 7,130 674,355
Hims & Hers Health, Inc.*(a) 15,923 723,860
Innovage Holding Corp.* 1,617 7,260
Joint Corp. (The)* 1,371 10,817
LifeStance Health Group,
Inc.*(a) 11,003 53,915
Nano-X Imaging Ltd.*(a) 5,153 18,705
National HealthCare Corp. 1,044 124,695
National Research Corp. 1,073 14,335
NeoGenomics, Inc.* 10,979 107,265
Nutex Health, Inc.*(a) 302 37,164
Omada Health, Inc.*(a) 765 18,796
Oncology Institute, Inc.
(The)*(a) 5,166 23,040
OPKO Health, Inc.*(a) 34,059 46,320
Option Care Health, Inc.*(a) 13,722 357,184
Owens & Minor, Inc.* 6,380 25,329
PACS Group, Inc.* 3,891 47,003
Pediatrix Medical Group, Inc.* 7,279 123,525
Pennant Group, Inc. (The)* 2,766 68,403
Premier, Inc., Class A 6,878 193,409
Privia Health Group, Inc.* 9,485 230,486
Progyny, Inc.*(a) 6,254 117,012
RadNet, Inc.*(a) 5,698 432,991
Select Medical Holdings Corp. 9,310 128,757
Sonida Senior Living, Inc.* 307 7,951
Surgery Partners, Inc.* 6,360 139,475
Talkspace, Inc.* 11,294 36,480
US Physical Therapy, Inc.(a) 1,288 111,116
Viemed Healthcare, Inc.* 3,230 20,866
7,792,416
Health Care REITs 1 .0%
American Healthcare REIT,
Inc. 13,435 608,874
CareTrust REIT, Inc. 17,754 615,176

Nationwide Small Cap Index Fund - October 31, 2025 - Statement of Investments - 83
Common Stocks
Shares Value ($)
Health Care REITs
Community Healthcare Trust,
Inc. 2,417 35,433
Diversified Healthcare Trust 18,144 77,293
Global Medical REIT, Inc. 1,145 35,152
LTC Properties, Inc. 3,830 134,356
National Health Investors, Inc. 3,894 290,142
Sabra Health Care REIT, Inc. 19,848 353,691
Sila Realty Trust, Inc. 4,598 108,973
Strawberry Fields REIT, Inc. 638 7,420
Universal Health Realty
Income Trust 1,075 41,087
2,307,597
Health Care Technology 0 .4%
Claritev Corp.* 685 44,593
Definitive Healthcare Corp.,
Class A* 3,273 9,066
Evolent Health, Inc., Class A* 9,600 64,032
Health Catalyst, Inc.* 5,112 16,512
HealthStream, Inc. 1,961 48,241
LifeMD, Inc.*(a) 3,316 19,598
OptimizeRx Corp.* 1,329 27,231
Phreesia, Inc.* 4,809 108,876
Schrodinger, Inc.*(a) 4,788 100,740
Simulations Plus, Inc.* 1,445 24,825
Teladoc Health, Inc.*(a) 15,056 129,933
TruBridge, Inc.*(a) 887 17,048
Waystar Holding Corp.* 9,178 329,031
939,726
Hotel & Resort REITs 0 .6%
Apple Hospitality REIT, Inc. 19,007 212,688
Braemar Hotels & Resorts, Inc. 4,771 12,166
Chatham Lodging Trust 4,365 27,936
DiamondRock Hospitality Co. 17,465 136,576
Pebblebrook Hotel Trust 9,881 103,355
RLJ Lodging Trust 12,417 84,436
Ryman Hospitality Properties,
Inc. 5,177 449,933
Service Properties Trust 13,436 28,753
Summit Hotel Properties, Inc. 9,803 50,388
Sunstone Hotel Investors, Inc. 15,787 139,715
Xenia Hotels & Resorts, Inc. 8,357 102,791
1,348,737
Hotels, Restaurants & Leisure 1 .6%
Accel Entertainment, Inc.,
Class A* 4,262 43,430
Bally's Corp.*(a) 665 12,110
Biglari Holdings, Inc., Class B* 64 23,124
BJ's Restaurants, Inc.*(a) 1,647 55,932
Bloomin' Brands, Inc. 6,609 45,139
Brightstar Lottery plc 9,531 158,786
Brinker International, Inc.* 3,688 400,738
Cheesecake Factory, Inc.
(The)(a) 3,897 194,071
Cracker Barrel Old Country
Store, Inc. 1,829 61,637
Dave & Buster's
Entertainment, Inc.*(a) 2,123 31,187
Denny's Corp.*(a) 4,714 18,432
Dine Brands Global, Inc.(a) 1,273 31,469
El Pollo Loco Holdings, Inc.*(a) 2,178 22,259
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
First Watch Restaurant Group,
Inc.* 3,770 62,167
Genius Sports Ltd.* 18,286 205,900
Global Business Travel Group
I* 8,478 66,637
Golden Entertainment, Inc.(a) 1,503 30,361
Hilton Grand Vacations, Inc.* 4,884 202,442
Inspired Entertainment,
Inc.*(a) 1,870 14,119
Jack in the Box, Inc.(a) 1,659 26,610
Krispy Kreme, Inc. 5,117 18,370
Kura Sushi USA, Inc., Class A* 528 30,059
Life Time Group Holdings,
Inc.* 11,380 281,427
Lindblad Expeditions Holdings,
Inc.* 2,767 33,370
Marriott Vacations Worldwide
Corp. 2,373 156,571
Monarch Casino & Resort, Inc. 1,064 95,834
Nathan's Famous, Inc. 248 26,246
Papa John's International, Inc. 2,738 139,118
Portillo's, Inc., Class A*(a) 4,980 26,643
Pursuit Attractions and
Hospitality, Inc.* 1,748 62,019
RCI Hospitality Holdings, Inc.
(a) 762 18,981
Red Rock Resorts, Inc., Class
A 4,154 221,450
Rush Street Interactive,
Inc.*(a) 7,432 126,047
Sabre Corp.*(a) 28,716 58,724
Serve Robotics, Inc.*(a) 4,150 54,904
Shake Shack, Inc., Class A* 3,241 312,789
Six Flags Entertainment Corp.* 8,141 187,080
Super Group SGHC Ltd. 13,380 144,504
Sweetgreen, Inc., Class A*(a) 8,454 53,176
Target Hospitality Corp.* 3,034 23,331
United Parks & Resorts,
Inc.*(a) 2,247 108,755
Xponential Fitness, Inc., Class
A* 1,887 12,681
3,898,629
Household Durables 1 .6%
Bassett Furniture Industries,
Inc. 611 9,012
Beazer Homes USA, Inc.* 2,238 50,131
Cavco Industries, Inc.*(a) 641 339,602
Century Communities, Inc.(a) 2,148 127,591
Champion Homes, Inc.* 4,779 326,071
Cricut, Inc., Class A(a) 3,481 18,484
Dream Finders Homes, Inc.,
Class A*(a) 2,642 52,312
Ethan Allen Interiors, Inc. 1,831 44,255
Flexsteel Industries, Inc. 370 12,650
Green Brick Partners, Inc.* 2,582 167,159
Hamilton Beach Brands
Holding Co., Class A 758 10,665
Helen of Troy Ltd.* 1,951 36,347
Hovnanian Enterprises, Inc.,
Class A* 388 46,649

84 - Statement of Investments - October 31, 2025 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Household Durables
Installed Building Products,
Inc.(a) 1,951 484,297
KB Home 5,565 347,367
La-Z-Boy, Inc. 3,443 109,143
Legacy Housing Corp.* 602 13,518
Leggett & Platt, Inc. 10,979 102,544
LGI Homes, Inc.* 1,806 73,703
Lovesac Co. (The)* 880 12,206
M/I Homes, Inc.* 2,186 273,665
Meritage Homes Corp. 5,915 399,617
Sonos, Inc.* 9,825 168,695
Taylor Morrison Home Corp.,
Class A* 8,162 483,762
Traeger, Inc.* 3,767 3,466
Tri Pointe Homes, Inc.* 7,203 229,416
3,942,327
Household Products 0 .3%
Central Garden & Pet Co.*(a) 707 21,684
Central Garden & Pet Co.,
Class A* 4,268 118,693
Energizer Holdings, Inc.(a) 5,595 129,972
Oil-Dri Corp. of America 804 44,533
Spectrum Brands Holdings,
Inc. 1,978 106,575
WD-40 Co. 1,116 216,816
638,273
Independent Power and Renewable Electricity Producers
0 .3%
Hallador Energy Co.*(a) 2,721 58,855
Montauk Renewables, Inc.* 5,920 12,018
Ormat Technologies, Inc.(a) 5,129 545,572
616,445
Industrial Conglomerates 0 .0%
†
Brookfield Business Corp.,
Class A 1,812 66,066
Industrial REITs 0 .4%
Industrial Logistics Properties
Trust 4,555 24,050
Innovative Industrial
Properties, Inc. 2,283 114,493
LXP Industrial Trust 24,742 234,802
One Liberty Properties, Inc. 1,527 30,677
Plymouth Industrial REIT, Inc. 3,485 76,670
Terreno Realty Corp. 8,560 489,033
969,725
Insurance 1 .9%
Abacus Global Management,
Inc.* 3,192 16,024
Ambac Financial Group, Inc.* 4,156 34,121
American Coastal Insurance
Corp. 1,957 23,171
American Integrity Insurance
Group, Inc.* 594 14,155
AMERISAFE, Inc. 1,678 67,254
Aspen Insurance Holdings
Ltd., Class A* 1,367 50,237
Ategrity Specialty Holdings
LLC* 340 6,606
Common Stocks
Shares Value ($)
Insurance
Baldwin Insurance Group, Inc.
(The), Class A* 5,969 131,915
Bowhead Specialty Holdings,
Inc.*(a) 1,335 31,987
Citizens, Inc., Class A* 3,897 21,706
CNO Financial Group, Inc. 8,151 326,203
Crawford & Co., Class A 1,135 12,292
Donegal Group, Inc., Class A 1,421 26,644
eHealth, Inc.* 2,613 13,562
Employers Holdings, Inc. 2,066 78,777
F&G Annuities & Life, Inc.(a) 1,875 55,594
Fidelis Insurance Holdings Ltd. 4,971 89,379
Genworth Financial, Inc.,
Class A* 34,789 293,619
GoHealth, Inc., Class A* 471 1,865
Goosehead Insurance, Inc.,
Class A(a) 2,017 138,507
Greenlight Capital Re Ltd.,
Class A* 2,284 27,682
Hamilton Insurance Group
Ltd., Class B* 3,834 90,751
HCI Group, Inc. 863 176,061
Heritage Insurance Holdings,
Inc.* 2,029 47,945
Hippo Holdings, Inc.* 1,580 58,112
Horace Mann Educators Corp. 3,537 158,139
Investors Title Co. 131 33,875
James River Group Holdings
Ltd. 2,974 15,167
Kestrel Group Ltd. 163 3,234
Kingstone Cos., Inc.(a) 1,002 14,609
Kingsway Financial Services,
Inc.* 1,589 22,627
Lemonade, Inc.*(a) 4,644 279,012
MBIA, Inc.*(a) 3,927 26,822
Mercury General Corp. 2,278 176,089
NI Holdings, Inc.* 413 5,452
Oscar Health, Inc., Class A* 16,219 291,942
Palomar Holdings, Inc.* 2,196 250,366
ProAssurance Corp.* 4,198 100,542
Root, Inc., Class A*(a) 938 75,528
Safety Insurance Group, Inc. 1,233 84,744
Selective Insurance Group,
Inc. 5,142 387,398
Selectquote, Inc.* 11,403 23,718
SiriusPoint Ltd.* 5,959 108,454
Skyward Specialty Insurance
Group, Inc.* 3,014 137,408
Slide Insurance Holdings,
Inc.*(a) 2,073 33,147
Stewart Information Services
Corp. 2,393 163,370
Tiptree, Inc., Class A 1,905 33,738
Trupanion, Inc.*(a) 3,115 124,569
United Fire Group, Inc. 1,888 57,074
Universal Insurance Holdings,
Inc. 2,328 71,749
4,512,942
Interactive Media & Services 0 .6%
Angi, Inc., Class A* 3,416 45,330

Nationwide Small Cap Index Fund - October 31, 2025 - Statement of Investments - 85
Common Stocks
Shares Value ($)
Interactive Media & Services
Arena Group Holdings, Inc.
(The)* 1,109 6,177
Bumble, Inc., Class A* 5,683 31,541
Cargurus, Inc., Class A*(a) 6,836 240,080
Cars.com, Inc.* 4,638 49,812
EverQuote, Inc., Class A* 2,400 51,696
fuboTV, Inc.*(a) 28,388 107,307
Getty Images Holdings,
Inc.*(a) 9,139 17,181
Grindr, Inc.* 2,926 40,554
MediaAlpha, Inc., Class A* 2,756 35,139
Nextdoor Holdings, Inc.* 16,313 31,810
QuinStreet, Inc.* 4,417 65,328
Rumble, Inc.*(a) 8,840 60,642
Shutterstock, Inc. 2,059 51,537
Teads Holding Co.* 3,745 5,543
Travelzoo* 553 4,656
TripAdvisor, Inc.* 9,810 157,549
TrueCar, Inc.* 6,760 14,872
Vimeo, Inc.* 12,034 93,865
Webtoon Entertainment,
Inc.*(a) 1,442 25,278
Yelp, Inc., Class A* 5,225 172,321
Ziff Davis, Inc.* 3,431 116,311
ZipRecruiter, Inc., Class A* 5,931 27,579
1,452,108
IT Services 0 .7%
Applied Digital Corp.*(a) 17,915 620,934
ASGN, Inc.* 3,614 161,763
Backblaze, Inc., Class A* 4,817 49,663
BigBear.ai Holdings, Inc.*(a) 24,103 166,793
Commerce.com, Inc., Series
1*(a) 5,753 26,636
Crexendo, Inc.* 1,241 8,029
CSP, Inc. 592 7,897
DigitalOcean Holdings, Inc.* 5,731 233,022
Fastly, Inc., Class A* 11,458 94,987
Grid Dynamics Holdings, Inc.* 5,976 55,816
Hackett Group, Inc. (The) 2,220 40,204
Information Services Group,
Inc. 2,880 15,869
Rackspace Technology,
Inc.*(a) 6,105 9,768
TSS, Inc.*(a) 1,606 32,538
Tucows, Inc., Class A*(a) 629 12,052
Unisys Corp.* 5,312 18,964
VTEX, Class A*(a) 5,035 22,607
1,577,542
Leisure Products 0 .5%
Acushnet Holdings Corp. 2,334 180,488
American Outdoor Brands,
Inc.* 1,035 7,111
Clarus Corp. 2,530 8,450
Escalade, Inc.(a) 942 10,842
Funko, Inc., Class A* 2,354 7,345
JAKKS Pacific, Inc. 684 11,628
Johnson Outdoors, Inc., Class
A 496 20,202
Latham Group, Inc.* 3,682 26,695
Malibu Boats, Inc., Class A* 1,566 43,644
Marine Products Corp.(a) 694 5,864
Common Stocks
Shares Value ($)
Leisure Products
MasterCraft Boat Holdings,
Inc.* 1,237 24,814
Outdoor Holding Co.* 8,211 13,138
Peloton Interactive, Inc., Class
A*(a) 31,528 228,893
Polaris, Inc. 4,416 291,898
Smith & Wesson Brands, Inc. 3,565 34,171
Sturm Ruger & Co., Inc. 1,398 59,289
Topgolf Callaway Brands
Corp.* 11,374 107,029
1,081,501
Life Sciences Tools & Services 0 .4%
10X Genomics, Inc., Class
A*(a) 8,798 120,005
Adaptive Biotechnologies
Corp.* 12,613 218,962
Alpha Teknova, Inc.*(a) 1,234 6,478
Atlantic International Corp.* 1,969 5,454
Azenta, Inc.* 3,376 101,955
BioLife Solutions, Inc.* 3,188 88,850
Codexis, Inc.* 6,619 15,687
CryoPort, Inc.*(a) 3,777 34,899
Cytek Biosciences, Inc.* 9,764 38,080
Fortrea Holdings, Inc.* 7,380 77,195
Ginkgo Bioworks Holdings,
Inc.*(a) 3,435 44,621
Lifecore Biomedical, Inc.* 1,767 12,705
Maravai LifeSciences
Holdings, Inc., Class A* 10,231 32,125
MaxCyte, Inc.* 9,573 14,742
Mesa Laboratories, Inc. 462 33,213
Niagen Bioscience, Inc.* 4,492 33,870
OmniAb, Inc.* 7,732 11,985
Pacific Biosciences of
California, Inc.* 23,268 54,447
Personalis, Inc.* 4,432 42,724
Quanterix Corp.* 3,110 16,607
Quantum-Si, Inc.* 12,492 26,858
Standard BioTools, Inc.* 24,356 29,227
1,060,689
Machinery 3 .8%
3D Systems Corp.*(a) 12,081 34,552
Aebi Schmidt Holding AG 2,892 32,246
AirJoule Technologies Corp.* 1,755 9,056
Alamo Group, Inc.(a) 869 155,308
Albany International Corp.,
Class A(a) 2,512 142,129
Astec Industries, Inc. 1,970 91,664
Atmus Filtration Technologies,
Inc. 7,024 319,451
Blue Bird Corp.*(a) 2,658 132,794
Chart Industries, Inc.* 3,782 754,963
Columbus McKinnon Corp. 2,433 39,488
Douglas Dynamics, Inc. 1,942 58,707
Eastern Co. (The) 452 9,650
Energy Recovery, Inc.* 4,182 71,554
Enerpac Tool Group Corp.,
Class A 4,522 185,583
Enpro, Inc.(a) 1,765 409,498
ESCO Technologies, Inc. 2,183 479,103
Federal Signal Corp.(a) 5,010 591,330

86 - Statement of Investments - October 31, 2025 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Machinery
Franklin Electric Co., Inc. 3,304 313,120
Gencor Industries, Inc.* 997 13,549
Gorman-Rupp Co. (The) 1,785 80,271
Graham Corp.* 921 57,369
Greenbrier Cos., Inc. (The) 2,592 108,268
Helios Technologies, Inc.(a) 2,787 154,288
Hillenbrand, Inc. 5,863 185,271
Hillman Solutions Corp.* 16,856 155,412
Hyster-Yale, Inc. 1,059 38,060
JBT Marel Corp. 4,354 549,039
Kadant, Inc.(a) 979 270,850
Kennametal, Inc. 6,377 139,975
L B Foster Co., Class A* 825 22,605
Lindsay Corp. 892 99,226
Luxfer Holdings plc 2,098 25,596
Manitowoc Co., Inc. (The)* 3,215 32,697
Mayville Engineering Co., Inc.* 1,045 18,622
Microvast Holdings, Inc.*(a) 17,471 95,217
Miller Industries, Inc. 909 36,487
Mueller Water Products, Inc.,
Class A 13,146 337,326
Omega Flex, Inc. 351 9,705
Palladyne AI Corp.*(a) 2,259 18,908
Park-Ohio Holdings Corp. 794 16,380
Proto Labs, Inc.* 1,942 96,634
REV Group, Inc. 4,075 208,925
Richtech Robotics, Inc., Class
B*(a) 6,057 29,195
SPX Technologies, Inc.* 4,030 902,277
Standex International Corp.(a) 1,000 233,230
Tennant Co. 1,558 124,640
Terex Corp.(a) 5,400 248,508
Titan International, Inc.* 4,014 30,306
Trinity Industries, Inc. 6,879 188,278
Wabash National Corp. 3,653 29,297
Watts Water Technologies,
Inc., Class A 2,285 622,891
Worthington Enterprises, Inc. 2,626 147,292
9,156,790
Marine Transportation 0 .2%
Costamare Bulkers Holdings
Ltd.* 696 9,006
Costamare, Inc. 3,482 42,550
Genco Shipping & Trading Ltd. 2,694 45,906
Himalaya Shipping Ltd. 2,040 15,994
Matson, Inc.(a) 2,743 276,906
Pangaea Logistics Solutions
Ltd. 2,586 12,801
Safe Bulkers, Inc. 3,986 18,694
421,857
Media 0 .9%
Advantage Solutions, Inc.* 6,038 7,729
Altice USA, Inc., Class A* 22,939 51,154
AMC Networks, Inc., Class
A*(a) 2,690 20,390
Boston Omaha Corp., Class
A*(a) 1,817 23,112
Cable One, Inc.(a) 445 66,105
EchoStar Corp., Class A* 11,334 848,577
Emerald Holding, Inc. 1,555 6,826
Common Stocks
Shares Value ($)
Media
Entravision Communications
Corp., Class A 5,926 12,267
EW Scripps Co. (The), Class
A* 4,952 12,033
Gambling.com Group Ltd.* 1,339 9,547
Gannett Co., Inc.* 12,287 65,121
Gray Media, Inc.(a) 7,472 34,147
Ibotta, Inc., Class A* 1,152 37,164
iHeartMedia, Inc., Class A* 9,650 28,660
Integral Ad Science Holding
Corp.*(a) 6,799 69,418
John Wiley & Sons, Inc., Class
A 3,444 126,980
Magnite, Inc.* 11,657 208,427
National CineMedia, Inc.(a) 5,015 22,166
Newsmax, Inc., Class B*(a) 657 6,570
Nexxen International Ltd.*(a) 3,325 27,332
PubMatic, Inc., Class A* 3,842 32,119
Scholastic Corp.(a) 1,739 49,857
Sinclair, Inc.(a) 3,447 47,086
Stagwell, Inc., Class A*(a) 10,172 48,317
TechTarget, Inc.*(a) 2,014 11,057
TEGNA, Inc. 13,480 265,152
Thryv Holdings, Inc.*(a) 3,003 23,153
WideOpenWest, Inc.* 3,670 18,827
2,179,293
Metals & Mining 2 .0%
Alpha Metallurgical Resources,
Inc.* 982 170,141
American Battery Technology
Co.*(a) 7,002 35,920
Ascent Industries Co.* 640 7,782
Caledonia Mining Corp. plc 1,279 35,966
Century Aluminum Co.* 4,485 132,846
Coeur Mining, Inc.* 53,547 919,402
Commercial Metals Co. 9,538 566,176
Compass Minerals
International, Inc.* 2,800 48,552
Constellium SE, Class A* 12,072 189,893
Contango ORE, Inc.* 704 15,108
Critical Metals Corp.*(a) 3,102 40,140
Dakota Gold Corp.* 7,613 31,061
Ferroglobe plc 9,425 45,711
Friedman Industries, Inc.(a) 524 11,130
Hecla Mining Co. 50,458 649,394
Idaho Strategic Resources,
Inc.*(a) 1,105 36,531
Ivanhoe Electric, Inc.*(a) 6,907 102,155
Kaiser Aluminum Corp. 1,374 124,388
Lifezone Metals Ltd.* 1,866 9,274
Materion Corp. 1,717 196,820
Metallus, Inc.* 2,746 48,302
NioCorp Developments
Ltd.*(a) 5,831 42,974
Novagold Resources, Inc.* 25,278 209,555
Olympic Steel, Inc. 906 33,522
Perpetua Resources Corp.* 6,262 150,476
Ramaco Resources, Inc.,
Class A* 2,413 73,259
Ryerson Holding Corp.(a) 2,404 53,032
SSR Mining, Inc.*(a) 16,906 381,399

Nationwide Small Cap Index Fund - October 31, 2025 - Statement of Investments - 87
Common Stocks
Shares Value ($)
Metals & Mining
SunCoke Energy, Inc. 7,369 59,026
Tredegar Corp.* 2,499 17,268
United States Antimony Corp.* 8,106 65,415
US Gold Corp.* 989 15,152
Vox Royalty Corp. 3,344 14,279
Warrior Met Coal, Inc.(a) 4,373 296,664
Worthington Steel, Inc. 2,805 89,732
4,918,445
Mortgage Real Estate Investment Trusts (REITs) 0 .8%
ACRES Commercial Realty
Corp.* 539 11,319
Adamas Trust, Inc. 6,630 44,222
Advanced Flower Capital, Inc. 1,587 5,158
AG Mortgage Investment
Trust, Inc. 2,700 19,278
Angel Oak Mortgage REIT, Inc. 1,198 10,866
Apollo Commercial Real
Estate Finance, Inc. 11,562 113,192
Arbor Realty Trust, Inc. 15,526 156,657
Ares Commercial Real Estate
Corp. 4,706 20,989
ARMOUR Residential REIT,
Inc. 9,046 146,726
Blackstone Mortgage Trust,
Inc., Class A 13,648 252,215
BrightSpire Capital, Inc., Class
A 10,579 54,588
Chicago Atlantic Real Estate
Finance, Inc. 1,064 13,683
Chimera Investment Corp. 6,971 88,950
Claros Mortgage Trust, Inc.* 7,648 24,473
Dynex Capital, Inc. 10,320 136,637
Ellington Financial, Inc. 7,630 101,632
Franklin BSP Realty Trust, Inc. 6,853 69,489
Invesco Mortgage Capital, Inc. 5,915 44,540
KKR Real Estate Finance
Trust, Inc. 4,844 39,430
Ladder Capital Corp., Class A 9,707 102,603
Lument Finance Trust, Inc. 3,325 5,187
MFA Financial, Inc. 8,926 80,245
Nexpoint Real Estate Finance,
Inc. 595 7,759
Orchid Island Capital, Inc. 10,061 72,741
PennyMac Mortgage
Investment Trust 7,621 91,757
Ready Capital Corp. 14,349 42,042
Redwood Trust, Inc. 11,244 59,706
Rithm Property Trust, Inc. 3,617 9,657
Seven Hills Realty Trust 1,185 11,210
Sunrise Realty Trust, Inc. 773 7,637
TPG RE Finance Trust, Inc. 6,164 53,319
Two Harbors Investment Corp. 8,736 84,914
1,982,821
Multi-Utilities 0 .4%
Avista Corp. 6,758 257,142
Black Hills Corp. 6,084 385,908
Northwestern Energy Group,
Inc. 5,204 310,523
Unitil Corp. 1,359 66,251
1,019,824
Common Stocks
Shares Value ($)
Office REITs 0 .6%
Brandywine Realty Trust 14,522 49,811
City Office REIT, Inc. 2,838 19,582
COPT Defense Properties 9,594 270,263
Douglas Emmett, Inc. 11,329 146,597
Easterly Government
Properties, Inc., Class A 3,510 75,886
Empire State Realty Trust,
Inc., Class A 11,903 87,963
Franklin Street Properties
Corp. 8,093 9,712
Hudson Pacific Properties,
Inc.* 30,884 75,357
JBG SMITH Properties 5,211 101,562
NET Lease Office Properties 1,384 40,620
Paramount Group, Inc.* 16,016 104,745
Peakstone Realty Trust 3,151 42,570
Piedmont Realty Trust, Inc.,
Class A 10,640 85,758
Postal Realty Trust, Inc., Class
A 2,023 29,961
SL Green Realty Corp. 6,009 308,562
1,448,949
Oil, Gas & Consumable Fuels 3 .2%
Ardmore Shipping Corp. 3,080 38,777
Berry Corp. 6,941 23,391
BKV Corp.*(a) 1,455 34,323
California Resources Corp. 5,600 264,152
Calumet, Inc.* 5,627 110,064
Centrus Energy Corp., Class
A*(a) 1,313 482,475
Clean Energy Fuels Corp.*(a) 13,617 38,945
CNX Resources Corp.*(a) 11,428 384,666
Comstock Resources, Inc.*(a) 6,081 114,019
Core Natural Resources, Inc. 4,354 343,966
Crescent Energy Co., Class
A(a) 15,058 126,939
CVR Energy, Inc.* 2,614 93,032
Delek US Holdings, Inc. 4,905 185,213
DHT Holdings, Inc. 10,543 140,011
Diversified Energy Co. plc
Reg. S 4,839 61,213
Dorian LPG Ltd. 3,189 92,003
Empire Petroleum Corp.*(a) 1,204 3,624
Encore Energy Corp.* 14,810 45,763
Energy Fuels, Inc.*(a) 18,143 372,113
Epsilon Energy Ltd. 1,412 6,778
Evolution Petroleum Corp.(a) 2,985 13,074
Excelerate Energy, Inc., Class
A 2,062 53,426
FLEX LNG Ltd.(a) 2,475 64,276
FutureFuel Corp. 2,157 8,477
Gevo, Inc.*(a) 20,036 46,884
Golar LNG Ltd.(a) 8,424 345,805
Granite Ridge Resources, Inc. 4,633 24,462
Green Plains, Inc.*(a) 5,212 53,579
Gulfport Energy Corp.* 1,292 240,325
HighPeak Energy, Inc.(a) 1,512 10,055
Infinity Natural Resources,
Inc., Class A* 1,272 14,603
International Seaways, Inc. 3,409 174,643

88 - Statement of Investments - October 31, 2025 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Kinetik Holdings, Inc., Class
A(a) 3,702 142,564
Kolibri Global Energy, Inc.*(a) 3,036 13,267
Kosmos Energy Ltd.*(a) 39,786 62,464
Lightbridge Corp.*(a) 1,654 44,377
Magnolia Oil & Gas Corp.,
Class A(a) 15,596 350,286
Murphy Oil Corp. 11,390 322,337
NACCO Industries, Inc., Class
A 402 16,997
Navigator Holdings Ltd. 2,774 45,605
New Fortress Energy, Inc.*(a) 15,030 19,389
NextDecade Corp.*(a) 11,081 65,710
NextNRG, Inc.*(a) 2,209 4,396
Nordic American Tankers Ltd. 16,177 59,531
Northern Oil & Gas, Inc.(a) 8,081 178,833
OPAL Fuels, Inc., Class A* 2,431 5,859
Par Pacific Holdings, Inc.*(a) 4,239 169,475
PBF Energy, Inc., Class A 7,103 242,710
Peabody Energy Corp.(a) 10,418 285,662
Prairie Operating Co.*(a) 1,988 4,075
PrimeEnergy Resources
Corp.*(a) 22 2,975
REX American Resources
Corp.* 2,512 80,459
Riley Exploration Permian, Inc. 1,050 27,321
Sable Offshore Corp.*(a) 6,325 66,159
SandRidge Energy, Inc. 2,887 34,384
Scorpio Tankers, Inc. 3,701 228,352
SFL Corp. Ltd.(a) 9,564 71,347
SM Energy Co.(a) 9,489 198,225
Summit Midstream Corp.* 843 18,479
Talos Energy, Inc.* 10,013 98,228
Teekay Corp. Ltd. 4,309 41,453
Teekay Tankers Ltd., Class A 1,986 121,146
Uranium Energy Corp.* 35,456 536,449
VAALCO Energy, Inc. 8,787 34,533
Vital Energy, Inc.* 2,368 37,201
Vitesse Energy, Inc.(a) 2,531 55,049
W&T Offshore, Inc.(a) 9,007 18,915
World Kinect Corp.(a) 4,709 121,728
XCF Global, Inc., Class A* 5,476 4,827
7,841,843
Paper & Forest Products 0 .1%
Clearwater Paper Corp.* 1,209 21,339
Magnera Corp.* 2,924 26,579
Sylvamo Corp. 2,883 117,050
164,968
Passenger Airlines 0 .5%
Allegiant Travel Co.*(a) 1,200 74,616
Frontier Group Holdings,
Inc.*(a) 7,453 28,769
JetBlue Airways Corp.*(a) 26,945 113,169
Joby Aviation, Inc.*(a) 38,816 673,069
SkyWest, Inc.* 3,370 338,618
Strata Critical Medical, Inc.* 5,043 25,366
Sun Country Airlines Holdings,
Inc.*(a) 4,502 55,284
1,308,891
Common Stocks
Shares Value ($)
Personal Care Products 0 .2%
Beauty Health Co. (The)* 10,532 15,061
Edgewell Personal Care Co. 3,741 72,538
FitLife Brands, Inc.* 378 7,227
Herbalife Ltd.* 8,408 67,264
Honest Co., Inc. (The)*(a) 6,899 23,526
Interparfums, Inc.(a) 1,524 135,865
Lifevantage Corp. 924 7,567
Medifast, Inc.*(a) 929 11,167
Nature's Sunshine Products,
Inc.* 1,550 20,894
Nu Skin Enterprises, Inc.,
Class A 3,934 42,172
Olaplex Holdings, Inc.* 12,671 13,178
USANA Health Sciences, Inc.* 844 17,851
Waldencast plc, Class A* 2,215 4,009
438,319
Pharmaceuticals 2 .2%
Aardvark Therapeutics,
Inc.*(a) 480 5,131
Aclaris Therapeutics, Inc.* 7,915 19,946
Alumis, Inc.* 5,196 24,681
Amneal Pharmaceuticals, Inc.* 12,190 131,896
Amphastar Pharmaceuticals,
Inc.* 3,145 80,198
Amylyx Pharmaceuticals, Inc.* 6,083 84,736
ANI Pharmaceuticals, Inc.* 1,492 135,175
Aquestive Therapeutics, Inc.* 6,819 46,506
Arvinas, Inc.* 5,642 57,210
Atea Pharmaceuticals, Inc.* 7,410 24,083
Avadel Pharmaceuticals plc,
ADR*(a) 7,574 143,073
Axsome Therapeutics, Inc.* 3,371 455,051
BioAge Labs, Inc.* 1,790 13,550
Biote Corp., Class A* 2,391 6,862
Collegium Pharmaceutical,
Inc.* 2,590 93,240
CorMedix, Inc.*(a) 5,921 65,901
Crinetics Pharmaceuticals,
Inc.* 7,620 331,470
Edgewise Therapeutics,
Inc.*(a) 5,609 102,533
Enliven Therapeutics, Inc.* 3,447 80,729
Esperion Therapeutics, Inc.*(a) 17,312 51,417
Eton Pharmaceuticals, Inc.* 2,248 40,486
Evolus, Inc.*(a) 5,128 33,127
EyePoint Pharmaceuticals,
Inc.*(a) 4,981 65,201
Fulcrum Therapeutics, Inc.*(a) 3,480 30,450
Harmony Biosciences
Holdings, Inc.* 3,650 104,281
Harrow, Inc.*(a) 2,660 100,468
Indivior plc* 10,063 295,550
Innoviva, Inc.* 5,122 93,220
Journey Medical Corp.* 1,020 8,282
LENZ Therapeutics, Inc.*(a) 1,342 39,884
Ligand Pharmaceuticals, Inc.* 1,590 304,183
Liquidia Corp.*(a) 5,420 132,031
Maze Therapeutics, Inc.*(a) 1,600 52,656
MBX Biosciences, Inc.*(a) 1,526 33,511
MediWound Ltd.*(a) 728 13,344
Mind Medicine MindMed, Inc.* 6,182 87,784

Nationwide Small Cap Index Fund - October 31, 2025 - Statement of Investments - 89
Common Stocks
Shares Value ($)
Pharmaceuticals
Nuvation Bio, Inc.*(a) 21,884 114,235
Ocular Therapeutix, Inc.* 14,616 170,423
Omeros Corp.* 4,782 35,052
Pacira BioSciences, Inc.*(a) 3,829 81,864
Phathom Pharmaceuticals,
Inc.* 3,717 50,365
Phibro Animal Health Corp.,
Class A 1,704 71,670
Prestige Consumer
Healthcare, Inc.* 4,126 250,036
Rapport Therapeutics, Inc.* 1,542 44,610
Septerna, Inc.*(a) 1,574 32,424
SIGA Technologies, Inc.(a) 3,364 27,854
Supernus Pharmaceuticals,
Inc.* 4,582 252,606
Tarsus Pharmaceuticals, Inc.* 3,297 226,867
Terns Pharmaceuticals,
Inc.*(a) 6,388 52,765
Theravance Biopharma,
Inc.*(a) 3,452 50,606
Third Harmonic Bio, Inc.*∞ 1,819 0
Trevi Therapeutics, Inc.* 7,228 84,278
Tvardi Therapeutics, Inc.*(a) 296 1,376
WaVe Life Sciences Ltd.*(a) 9,852 89,062
Xeris Biopharma Holdings,
Inc.* 12,615 122,366
Zevra Therapeutics, Inc.*(a) 4,521 46,024
5,192,329
Professional Services 1 .7%
Alight, Inc., Class A 36,031 103,769
Asure Software, Inc.* 1,830 16,195
Barrett Business Services, Inc. 2,043 82,680
BlackSky Technology, Inc.*(a) 2,523 53,286
CBIZ, Inc.*(a) 4,107 225,885
Conduent, Inc.* 14,190 33,772
CRA International, Inc. 543 103,436
CSG Systems International,
Inc. 2,351 184,013
Exponent, Inc. 4,190 296,694
First Advantage Corp.*(a) 6,495 82,032
Forrester Research, Inc.* 1,137 8,107
Franklin Covey Co.*(a) 949 16,114
Heidrick & Struggles
International, Inc. 1,800 105,066
HireQuest, Inc.(a) 507 4,325
Huron Consulting Group, Inc.* 1,450 238,438
IBEX Holdings Ltd.*(a) 984 36,772
ICF International, Inc. 1,564 125,558
Innodata, Inc.*(a) 2,591 193,315
Insperity, Inc. 3,043 134,257
Kelly Services, Inc., Class A 2,361 26,467
Kforce, Inc. 1,398 35,369
Korn Ferry 4,304 278,469
Legalzoom.com, Inc.* 9,889 98,593
Maximus, Inc. 4,768 396,316
Mistras Group, Inc.* 1,136 10,837
Planet Labs PBC* 19,495 262,208
RCM Technologies, Inc.* 412 9,517
Resolute Holdings
Management, Inc.* 387 28,506
Resources Connection, Inc. 2,989 13,152
Common Stocks
Shares Value ($)
Professional Services
Skillsoft Corp.*(a) 439 5,764
Spire Global, Inc.*(a) 1,945 21,162
TIC Solutions, Inc.*(a) 14,326 173,774
TriNet Group, Inc. 2,533 151,980
TrueBlue, Inc.* 2,364 11,205
TTEC Holdings, Inc.*(a) 1,924 6,715
Upwork, Inc.*(a) 10,404 165,840
Verra Mobility Corp., Class A* 13,423 311,548
Willdan Group, Inc.* 1,156 109,254
4,160,390
Real Estate Management & Development 0 .6%
American Realty Investors,
Inc.*(a) 278 4,379
Anywhere Real Estate, Inc.*(a) 9,109 91,546
Compass, Inc., Class A* 39,280 302,849
Cushman & Wakefield plc* 14,864 233,365
Douglas Elliman, Inc.* 6,515 16,092
eXp World Holdings, Inc.(a) 7,635 78,182
Forestar Group, Inc.* 1,511 39,301
FRP Holdings, Inc.* 1,036 24,553
Kennedy-Wilson Holdings, Inc. 9,971 75,381
Marcus & Millichap, Inc. 2,093 61,137
Maui Land & Pineapple Co.,
Inc.* 714 11,424
Newmark Group, Inc., Class A 13,018 232,111
RE/MAX Holdings, Inc., Class
A* 1,632 12,942
Real Brokerage, Inc. (The)* 8,852 32,929
RMR Group, Inc. (The), Class
A(a) 1,446 22,370
Seaport Entertainment Group,
Inc.*(a) 619 14,899
St Joe Co. (The) 3,167 179,822
Stratus Properties, Inc.* 455 8,549
Tejon Ranch Co.* 1,989 31,466
Transcontinental Realty
Investors, Inc.* 160 7,171
1,480,468
Residential REITs 0 .4%
Apartment Investment and
Management Co., Class A 10,692 56,881
BRT Apartments Corp. 1,127 16,578
Centerspace 1,366 80,936
Clipper Realty, Inc. 1,519 5,909
Elme Communities 7,582 124,724
Independence Realty Trust,
Inc. 19,788 315,223
NexPoint Residential Trust,
Inc. 1,954 59,929
UMH Properties, Inc. 6,479 94,205
Veris Residential, Inc. 6,537 93,871
848,256
Retail REITs 1 .1%
Acadia Realty Trust 11,173 213,069
Alexander's, Inc. 192 42,419
CBL & Associates Properties,
Inc. 1,456 43,054
Curbline Properties Corp. 8,279 190,914
FrontView REIT, Inc. 1,768 23,514
Getty Realty Corp. 4,392 120,472

90 - Statement of Investments - October 31, 2025 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Retail REITs
InvenTrust Properties Corp. 6,399 175,333
Kite Realty Group Trust 18,767 415,501
Macerich Co. (The) 21,216 363,854
NETSTREIT Corp. 7,684 143,076
Phillips Edison & Co., Inc. 10,516 355,861
Saul Centers, Inc. 1,101 32,601
SITE Centers Corp. 4,517 33,110
Tanger, Inc. 9,351 304,469
Urban Edge Properties 10,938 210,338
Whitestone REIT 3,761 47,163
2,714,748
Semiconductors & Semiconductor Equipment 3 .9%
ACM Research, Inc., Class A* 4,171 172,930
Aehr Test Systems*(a) 2,448 63,623
Aeluma, Inc.*(a) 827 13,488
Alpha & Omega
Semiconductor Ltd.* 2,012 56,457
Ambarella, Inc.* 3,386 288,589
Ambiq Micro, Inc.* 367 11,215
Atomera, Inc.*(a) 2,562 8,096
Axcelis Technologies, Inc.* 2,743 218,233
Blaize Holdings, Inc.* 6,019 23,534
CEVA, Inc.* 2,013 54,774
Cohu, Inc.* 3,939 93,709
Credo Technology Group
Holding Ltd.* 12,372 2,321,235
Diodes, Inc.* 3,831 204,422
FormFactor, Inc.* 6,512 357,834
Ichor Holdings Ltd.* 2,634 59,739
Impinj, Inc.*(a) 2,160 436,666
indie Semiconductor, Inc.,
Class A*(a) 15,494 83,358
Kopin Corp.* 13,071 45,226
Kulicke & Soffa Industries, Inc. 4,246 169,543
MaxLinear, Inc., Class A* 6,931 105,005
Navitas Semiconductor Corp.,
Class A*(a) 11,541 155,342
NVE Corp.(a) 344 23,753
PDF Solutions, Inc.* 2,724 79,350
Penguin Solutions, Inc.*(a) 4,515 100,549
Photronics, Inc.*(a) 4,837 115,604
Power Integrations, Inc. 4,781 200,276
Rambus, Inc.* 9,032 928,851
Rigetti Computing, Inc.* 26,681 1,181,168
Semtech Corp.*(a) 7,284 494,292
Silicon Laboratories, Inc.* 2,703 354,309
SiTime Corp.* 1,793 519,325
SkyWater Technology, Inc.* 2,056 35,949
Synaptics, Inc.* 3,186 226,015
Ultra Clean Holdings, Inc.* 3,830 104,980
Veeco Instruments, Inc.*(a) 4,754 136,677
9,444,116
Software 6 .4%
8x8, Inc.* 10,793 19,859
A10 Networks, Inc.(a) 5,830 104,007
ACI Worldwide, Inc.* 8,843 421,192
Adeia, Inc. 9,195 156,683
Agilysys, Inc.* 2,141 268,610
Airship AI Holdings, Inc.*(a) 1,445 6,864
Alarm.com Holdings, Inc.* 4,049 199,292
Alkami Technology, Inc.* 5,715 115,957
Common Stocks
Shares Value ($)
Software
Amplitude, Inc., Class A* 7,655 76,933
Appian Corp., Class A* 3,127 93,591
Arteris, Inc.* 2,531 34,447
Asana, Inc., Class A* 7,215 101,371
AudioEye, Inc.* 657 10,098
AvePoint, Inc.* 11,269 158,555
Bit Digital, Inc.*(a) 26,552 97,180
Bitdeer Technologies Group,
Class A*(a) 7,481 166,078
Blackbaud, Inc.* 3,175 203,327
BlackLine, Inc.* 4,374 250,412
Blend Labs, Inc., Class A* 16,903 55,949
Box, Inc., Class A* 11,875 381,069
Braze, Inc., Class A* 6,677 191,363
C3.ai, Inc., Class A*(a) 10,229 179,826
Cerence, Inc.*(a) 3,569 38,295
Cipher Mining, Inc.*(a) 22,463 418,935
Cleanspark, Inc.*(a) 22,942 408,368
Clear Secure, Inc., Class A 6,956 211,949
Clearwater Analytics Holdings,
Inc., Class A*(a) 20,565 378,602
Commvault Systems, Inc.* 3,735 519,987
Consensus Cloud Solutions,
Inc.* 1,633 47,880
Core Scientific, Inc.*(a) 23,775 512,114
CS Disco, Inc.* 2,032 12,842
Daily Journal Corp.* 109 44,149
Digimarc Corp.* 1,261 12,270
Digital Turbine, Inc.*(a) 9,046 56,447
Domo, Inc., Class B*(a) 2,626 35,976
D-Wave Quantum, Inc.*(a) 25,814 956,667
eGain Corp.* 1,327 19,135
EverCommerce, Inc.*(a) 1,031 11,949
Expensify, Inc., Class A* 5,224 8,515
Five9, Inc.* 6,464 156,946
Freshworks, Inc., Class A* 16,675 185,093
Hut 8 Corp.*(a) 7,807 395,503
I3 Verticals, Inc., Class A* 1,962 60,332
Intapp, Inc.* 4,722 181,230
InterDigital, Inc.(a) 2,163 782,919
Jamf Holding Corp.* 6,038 77,588
Kaltura, Inc.* 7,855 12,175
Life360, Inc.*(a) 1,334 131,679
LiveRamp Holdings, Inc.* 5,465 149,413
MARA Holdings, Inc.*(a) 31,110 568,380
Mercurity Fintech Holding,
Inc.*(a) 2,807 29,305
Mitek Systems, Inc.*(a) 3,799 34,989
N-able, Inc.* 5,971 46,753
NCR Voyix Corp.* 11,528 131,535
NextNav, Inc.*(a) 7,329 97,842
ON24, Inc.* 3,230 17,830
OneSpan, Inc. 3,216 36,662
Ooma, Inc.* 2,215 24,874
Pagaya Technologies Ltd.,
Class A*(a) 3,853 103,607
PagerDuty, Inc.* 7,343 117,929
PAR Technology Corp.*(a) 3,386 119,661
Porch Group, Inc.* 6,737 101,392
Progress Software Corp.*(a) 3,560 151,798
PROS Holdings, Inc.* 3,461 79,776
Q2 Holdings, Inc.* 5,211 321,831

Nationwide Small Cap Index Fund - October 31, 2025 - Statement of Investments - 91
Common Stocks
Shares Value ($)
Software
Qualys, Inc.* 3,037 374,341
Rapid7, Inc.* 5,156 95,438
Red Violet, Inc. 907 48,642
ReposiTrak, Inc.(a) 1,047 15,715
Rezolve AI plc*(a) 12,239 52,505
Rimini Street, Inc.* 4,202 16,724
Riot Platforms, Inc.*(a) 29,179 577,161
Sapiens International Corp.
NV 2,565 110,423
SEMrush Holdings, Inc., Class
A* 4,044 29,359
Silvaco Group, Inc.*(a) 1,252 7,374
SoundHound AI, Inc., Class
A*(a) 30,553 538,344
SoundThinking, Inc.* 841 7,863
Sprinklr, Inc., Class A* 9,154 70,669
Sprout Social, Inc., Class A* 4,076 41,861
SPS Commerce, Inc.* 3,181 261,605
Synchronoss Technologies,
Inc.* 1,083 5,680
Telos Corp.* 4,101 28,133
Tenable Holdings, Inc.* 10,151 294,582
Terawulf, Inc.*(a) 23,740 367,970
Varonis Systems, Inc., Class
B*(a) 9,222 324,891
Verint Systems, Inc.* 5,041 102,231
Vertex, Inc., Class A* 5,434 124,439
Viant Technology, Inc., Class
A*(a) 1,242 11,029
Weave Communications, Inc.* 5,137 38,065
WM Technology, Inc.* 7,278 7,642
Workiva, Inc., Class A* 4,205 357,467
Xperi, Inc.* 3,978 26,732
Yext, Inc.* 8,753 74,138
Zeta Global Holdings Corp.,
Class A* 15,576 280,212
15,395,020
Specialized REITs 0 .4%
Farmland Partners, Inc. 3,383 33,931
Four Corners Property Trust,
Inc. 8,398 198,529
Gladstone Land Corp. 2,630 23,828
Outfront Media, Inc. 11,982 211,961
PotlatchDeltic Corp. 6,629 265,160
Safehold, Inc. 4,577 66,046
Smartstop Self Storage REIT,
Inc. 2,496 85,738
885,193
Specialty Retail 2 .1%
1-800-Flowers.com, Inc.,
Class A*(a) 2,125 7,650
Abercrombie & Fitch Co.,
Class A*(a) 3,913 283,888
Academy Sports & Outdoors,
Inc.(a) 5,584 267,418
Advance Auto Parts, Inc.(a) 5,014 236,310
American Eagle Outfitters, Inc. 13,511 225,769
America's Car-Mart, Inc.* 558 12,410
Arhaus, Inc., Class A* 4,178 41,864
Arko Corp.(a) 5,751 25,333
Common Stocks
Shares Value ($)
Specialty Retail
Asbury Automotive Group,
Inc.* 1,636 383,806
BARK, Inc.* 10,452 9,488
Barnes & Noble Education,
Inc.* 1,302 11,887
Bed Bath & Beyond, Inc.* 4,452 34,325
Boot Barn Holdings, Inc.* 2,580 489,297
Buckle, Inc. (The) 2,670 146,316
Build-A-Bear Workshop, Inc.
(a) 1,014 54,979
Caleres, Inc.(a) 2,678 29,565
Camping World Holdings, Inc.,
Class A 4,920 64,747
Citi Trends, Inc.* 487 17,444
Designer Brands, Inc., Class A 2,199 8,114
Envela Corp.* 945 8,590
EVgo, Inc., Class A*(a) 10,514 43,213
Genesco, Inc.*(a) 867 25,152
Group 1 Automotive, Inc. 1,051 417,815
Haverty Furniture Cos., Inc. 914 19,934
J Jill, Inc. 431 6,495
Lands' End, Inc.*(a) 787 12,387
MarineMax, Inc.* 1,687 41,787
Monro, Inc.(a) 2,583 37,841
National Vision Holdings, Inc.* 6,617 170,388
ODP Corp. (The)*(a) 2,427 67,665
OneWater Marine, Inc., Class
A* 1,039 16,136
Petco Health & Wellness Co.,
Inc., Class A*(a) 5,865 18,651
RealReal, Inc. (The)* 7,759 94,737
Revolve Group, Inc., Class A* 3,450 76,314
Sally Beauty Holdings, Inc.*(a) 8,725 131,835
Shoe Carnival, Inc.(a) 1,571 28,796
Signet Jewelers Ltd. 3,354 331,543
Sleep Number Corp.*(a) 1,336 7,348
Sonic Automotive, Inc., Class
A 1,297 82,398
Stitch Fix, Inc., Class A* 9,342 39,143
ThredUp, Inc., Class A* 7,376 64,835
Tile Shop Holdings, Inc.* 2,459 15,393
Torrid Holdings, Inc.* 1,398 1,748
Upbound Group, Inc. 4,274 82,830
Urban Outfitters, Inc.* 5,123 330,997
Victoria's Secret & Co.*(a) 5,719 201,595
Warby Parker, Inc., Class A* 8,132 159,306
Winmark Corp. 241 97,164
Zumiez, Inc.* 1,093 23,663
5,006,309
Technology Hardware, Storage & Peripherals 0 .8%
CompoSecure, Inc., Class A* 3,536 70,225
Corsair Gaming, Inc.* 4,289 34,955
CPI Card Group, Inc.* 403 6,303
Diebold Nixdorf, Inc.* 2,094 123,860
Eastman Kodak Co.*(a) 5,475 34,712
Immersion Corp. 1,832 12,256
IonQ, Inc.* 23,110 1,441,602
Quantum Computing, Inc.*(a) 11,206 187,252
Turtle Beach Corp.* 1,441 24,353
Xerox Holdings Corp. 9,925 32,951
1,968,469

92 - Statement of Investments - October 31, 2025 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods 0 .6%
Capri Holdings Ltd.* 9,878 204,969
Carter's, Inc. 2,890 90,746
Ermenegildo Zegna NV 5,411 55,246
Figs, Inc., Class A* 7,851 58,568
G-III Apparel Group Ltd.* 3,146 84,470
Hanesbrands, Inc.*(a) 29,945 197,936
Kontoor Brands, Inc. 4,605 372,637
Lakeland Industries, Inc.(a) 776 12,773
Movado Group, Inc.(a) 1,414 25,749
Oxford Industries, Inc.(a) 1,254 46,210
Rocky Brands, Inc. 643 18,126
Steven Madden Ltd. 6,006 203,664
Superior Group of Cos., Inc. 677 6,323
Wolverine World Wide, Inc.(a) 6,730 152,771
1,530,188
Tobacco 0 .1%
Ispire Technology, Inc.*(a) 1,515 2,833
Turning Point Brands, Inc. 1,418 127,478
Universal Corp. 1,966 99,637
229,948
Trading Companies & Distributors 1 .0%
Alta Equipment Group, Inc.(a) 1,515 9,272
BlueLinx Holdings, Inc.* 615 40,246
Boise Cascade Co. 3,143 221,550
Custom Truck One Source,
Inc.* 5,828 34,327
Distribution Solutions Group,
Inc.* 828 22,637
DNOW, Inc.* 8,593 126,317
DXP Enterprises, Inc.*(a) 1,084 129,701
EVI Industries, Inc. 449 12,096
GATX Corp. 3,015 472,903
Global Industrial Co. 1,245 35,383
Herc Holdings, Inc. 2,711 385,097
Hudson Technologies, Inc.* 3,101 28,141
Karat Packaging, Inc.(a) 555 13,331
McGrath RentCorp 2,056 220,897
MRC Global, Inc.* 7,290 101,695
NPK International, Inc.* 6,409 78,831
Rush Enterprises, Inc., Class A 5,119 252,930
Rush Enterprises, Inc., Class
B 732 38,408
Titan Machinery, Inc.* 1,612 26,437
Transcat, Inc.*(a) 789 57,321
Willis Lease Finance Corp.(a) 238 30,554
Xometry, Inc., Class A*(a) 3,598 175,187
2,513,261
Transportation Infrastructure 0 .0%
†
Sky Harbour Group Corp.*(a) 1,814 17,922
Water Utilities 0 .3%
American States Water Co. 3,197 227,978
Cadiz, Inc.* 3,838 20,341
California Water Service
Group 5,058 224,474
Consolidated Water Co. Ltd.(a) 1,214 41,288
Global Water Resources, Inc. 791 7,847
H2O America 2,629 121,591
Middlesex Water Co.(a) 1,495 85,918
Pure Cycle Corp.* 1,661 18,288
Common Stocks
Shares Value ($)
Water Utilities
York Water Co. (The) 1,187 36,880
784,605
Wireless Telecommunication Services 0 .2%
Gogo, Inc.*(a) 6,041 54,973
Spok Holdings, Inc. 1,682 24,036
Telephone & Data Systems,
Inc. 8,281 321,468
400,477
Total Common Stocks
(cost $161,461,697) 239,981,783
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
Aduro Biotech, Inc. CVR*^∞ 1,489 0
Chinook Therapeutics, Inc.,
CVR*^∞ 5,489 0
Icosavax, Inc., CVR*^∞ 2,263 0
Inhibrx, Inc., CVR*^∞ 3,024 0
Oncternal Therapeutics, Inc.,
CVR*^∞ 95 0
0
Life Sciences Tools & Services 0 .0%
†
OmniAb, Inc., expiring
11/3/2022*^∞ 1,082 0
Total Rights
(cost $3,781) 0
Warrants 0 .0%
†
Number of
Warrants
Health Care Equipment & Supplies 0 .0%
†
Pulse Biosciences, Inc.,
expiring 6/27/2029*^∞(a) 164 486
Total Warrants
(cost $0) 486
Repurchase Agreements 14 .4%
Principal
Amount ($)
CF Secured, LLC,
4.13%, dated
10/31/2025, due
11/3/2025, repurchase
price $2,105,672,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
11/30/2025 - 2/15/2055;
total market value
$2,147,785.(b)(c) 2,104,947 2,104,947

Nationwide Small Cap Index Fund - October 31, 2025 - Statement of Investments - 93
Repurchase Agreements
Principal
Amount ($) Value ($)
Deutsche Bank Securities,
Inc.,
4.14%, dated
10/31/2025, due
11/3/2025, repurchase
price $2,763,656,
collateralized by U.S.
Government Treasury
Securities, ranging from
3.63% - 5.38%, maturing
2/15/2031 - 2/15/2044;
total market value
$2,817,957.(b)(c) 2,762,703 2,762,703
Marex Capital Markets, Inc.,
4.24%, dated
10/31/2025, due
11/3/2025, repurchase
price $20,007,067,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.75%, maturing
11/4/2025 - 2/15/2055;
total market value
$20,407,208.(b)(c) 20,000,000 20,000,000
Santander US Capital
Markets,
4.16%, dated
10/31/2025, due
11/3/2025, repurchase
price $2,000,693,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
11/4/2025 - 10/31/2032;
total market value
$2,040,707.(b)(c) 2,000,000 2,000,000
Santander US Capital
Markets,
4.17%, dated
10/31/2025, due
11/3/2025, repurchase
price $8,002,780,
collateralized by U.S.
Government Agency
Securities, ranging from
0.01% - 5.15%, maturing
7/25/2036 - 11/25/2055;
total market value
$8,162,836.(b)(c) 8,000,000 8,000,000
Total Repurchase Agreements
(cost $34,867,650) 34,867,650
Total Investments
(cost $196,366,969) — 113.8% 274,860,906
Liabilities in excess of other assets
— (13.8)% (33,345,244)
NET ASSETS — 100.0%
$ 241,515,662
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2025. The total value of securities on loan as of
October 31, 2025 was $55,319,664, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $34,867,650 and by $21,478,526 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 6.25%, and maturity
dates ranging from 11/15/2025 - 5/15/2055, a total value of
$56,346,176.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2025 was $34,867,650.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust

94 - Statement of Investments - October 31, 2025 - Nationwide Small Cap Index Fund
Futures contracts outstanding as of October 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 Micro E-Mini Index 144 12/2025 USD 1,792,728 (10,435)
Net contracts (10,435)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

96 - Statements of Assets and Liabilities - October 31, 2025 - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Index Fund
Assets:
Investment securities, at value
*
$ 250,181,334
Repurchase agreements, at value 9,909,829
Cash 8,009,016
Deposits with broker for futures contracts —
Foreign currencies, at value —
Interest and dividends receivable 2,037,244
Security lending income receivable 1,992
Receivable for investments sold 1,795,918
Receivable for capital shares issued 231,718
Reclaims receivable —
Receivable for variation margin on futures contracts —
Receivable for reimbursement from investment adviser (Note 3) 22,774
Prepaid expenses 15,747
Total Assets 272,205,572
Liabilities:
Payable for investments purchased 8,692,562
Distributions payable 114,650
Payable for capital shares redeemed 60,411
Payable for variation margin on futures contracts —
Payable upon return of securities loaned (Note 2) 9,909,829
Accrued expenses and other payables:
Investment advisory fees 40,034
Fund administration fees 26,310
Distribution fees 48,755
Administrative servicing fees 77,729
Accounting and transfer agent fees 13,878
Trustee fees 818
Custodian fees 2,455
Compliance program costs (Note 3) 5
Professional fees 26,309
Printing fees 2,926
Other 4,014
Total Liabilities 19,020,685
Commitments and contingencies (Note 3) —
Net Assets $ 253,184,887
* Includes value of securities on loan (Note 2) 13,032,780
Cost of investment securities 263,400,709
Cost of repurchase agreements 9,909,829
Cost of foreign currencies —
Represented by:
Capital $ 279,048,364
Total distributable earnings (loss) (25,863,477)
Net Assets $ 253,184,887

Index Funds - October 31, 2025 - Statements of Assets and Liabilities - 97
Nationwide
International Index
Fund
Nationwide Mid Cap
Market Index Fund
Nationwide NYSE
Arca Tech 100 Index
Fund
Nationwide S&P 500
Index Fund
Nationwide Small
Cap Index Fund
$ 816,868,175 $ 523,960,401 $ 708,222,463 $ 1,757,018,368 $ 239,993,256
54,461,283 46,274,597 14,377,158 29,973,264 34,867,650
5,133,469 965,925 4,194,198 13,789,574 1,680,227
776,122 70,993 343,702 881,196 157,348
5,779,121 — — — —
1,869,863 177,326 217,617 833,360 53,556
10,815 10,886 3,263 7,224 22,227
67 — 416,111 — 11,702
569,984 287,598 191,898 623,393 51,776
7,528,767 — 27,590 — —
— 2,628 21,548 35,795 7,748
22,666 — — — 4,674
23,026 21,889 28,541 32,215 19,889
893,043,358 571,772,243 728,044,089 1,803,194,389 276,870,053
6,756,479 180,815 — — —
— — — — —
437,460 195,115 275,353 1,870,164 230,753
18,575 — — — —
54,461,283 46,274,597 14,377,158 29,973,264 34,867,650
171,596 82,684 128,876 180,672 34,841
44,296 34,940 39,201 71,450 25,803
93,704 54,226 95,969 199,607 44,798
54,060 135,500 121,124 630,433 105,050
7,284 6,001 18,772 11,535 4,357
2,626 1,712 2,232 5,601 771
941 3,475 4,493 11,140 1,967
19 9 46 47 3
26,110 18,436 18,195 23,557 18,157
18,910 7,673 61,028 20,076 4,716
64,253 27,297 4,632 12,559 15,525
62,157,596 47,022,480 15,147,079 33,010,105 35,354,391
— — — — —
$ 830,885,762 $ 524,749,763 $ 712,897,010 $ 1,770,184,284 $ 241,515,662
57,894,177 62,968,868 29,368,778 39,577,836 55,319,664
353,946,953 339,048,893 154,375,958 603,287,332 161,499,319
54,461,283 46,274,597 14,377,158 29,973,264 34,867,650
5,825,710 — — — —
$ 409,350,639 $ 291,703,570 $ 139,001,062 $ 549,975,286 $ 162,262,197
421,535,123 233,046,193 573,895,948 1,220,208,998 79,253,465
$ 830,885,762 $ 524,749,763 $ 712,897,010 $ 1,770,184,284 $ 241,515,662

98 - Statements of Assets and Liabilities - October 31, 2025 - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Index Fund
Net Assets:
Class A Shares $ 227,252,618
Class R Shares —
Class R6 Shares 20,330,235
Institutional Service Class Shares 5,602,034
Service Class Shares —
Total $ 253,184,887
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 23,216,470
Class R Shares —
Class R6 Shares 2,080,958
Institutional Service Class Shares 573,461
Service Class Shares —
Total 25,870,889
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 9 .79 (a)
Class R Shares $ —
Class R6 Shares $ 9 .77
Institutional Service Class Shares $ 9 .77
Service Class Shares $ —
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 10 .02
Maximum Sales Charge:
Class A Shares 2 .25%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Index Funds - October 31, 2025 - Statements of Assets and Liabilities - 99
Nationwide
International Index
Fund
Nationwide Mid Cap
Market Index Fund
Nationwide NYSE
Arca Tech 100 Index
Fund
Nationwide S&P 500
Index Fund
Nationwide Small
Cap Index Fund
$ 366,135,055 $ 216,358,743 $ 458,024,441 $ 218,642,237 $ 154,179,368
38,160,069 18,265,986 — 281,431,284 28,503,398
402,003,612 274,180,421 27,912,255 278,190,882 49,426,214
24,587,026 15,944,613 226,960,314 702,379,967 9,406,682
— — — 289,539,914 —
$ 830,885,762 $ 524,749,763 $ 712,897,010 $ 1,770,184,284 $ 241,515,662
34,374,017 13,059,871 3,723,636 6,872,105 11,784,317
3,593,394 1,138,521 — 8,909,871 2,244,563
37,433,352 16,005,815 223,008 8,637,216 3,630,572
2,293,344 930,999 1,811,064 21,886,453 692,443
— — — 9,086,706 —
77,694,107 31,135,206 5,757,708 55,392,351 18,351,895
$ 10 .65 (b) $ 16 .57 (b) $ 123 .00 (b) $ 31 .82 (b) $ 13 .08 (b)
$ 10 .62 $ 16 .04 $ — $ 31 .59 $ 12 .70
$ 10 .74 $ 17 .13 $ 125 .16 $ 32 .21 $ 13 .61
$ 10 .72 $ 17 .13 $ 125 .32 $ 32 .09 $ 13 .58
$ — $ — $ — $ 31 .86 $ —
$ 11 .30 $ 17 .58 $ 130 .50 $ 33 .76 $ 13 .88
5 .75% 5 .75% 5 .75% 5 .75% 5 .75%

100 - Statements of Operations - For the Year Ended October 31, 2025 - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Index Fund
INVESTMENT INCOME:
Interest income $ 9,750,561
Income from securities lending (net of fees) (Note 2) 18,423
Dividend income —
European Union tax reclaims (Note 2) —
Foreign tax withholding —
Total Income 9,768,984
EXPENSES:
Investment advisory fees 475,986
Fund administration fees 118,718
Distribution fees Class A 578,158
Distribution fees Class R —
Distribution fees Service Class —
Administrative servicing fees Class A 393,145
Administrative servicing fees Class R —
Administrative servicing fees Institutional Service Class 13,420
Administrative servicing fees Service Class —
Registration and filing fees 46,541
Professional fees 69,474
Printing fees 1,121
Trustee fees 9,707
Custodian fees 9,736
Accounting and transfer agent fees 77,027
Compliance program costs (Note 3) 1,098
European Union tax reclaims filing fees (Note 2) —
Index licensing fee —
Other 5,119
Total expenses before fees waived and expenses reimbursed 1,799,250
Investment advisory fees waived (Note 3) —
Expenses reimbursed by adviser (Note 3) (247,994)
Net Expenses 1,551,256
NET INVESTMENT INCOME 8,217,728
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (4,213,469)
Expiration or closing of futures contracts (Note 2) —
Foreign currency transactions (Note 2) —
Net realized gains (losses) (4,213,469)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 9,577,847
Futures contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Net change in unrealized appreciation/depreciation 9,577,847
Net realized/unrealized gains (losses) 5,364,378
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 13,582,106

Index Funds - For the Year Ended October 31, 2025 - Statements of Operations - 101
Nationwide
International Index
Fund
Nationwide Mid Cap
Market Index Fund
Nationwide NYSE
Arca Tech 100 Index
Fund
Nationwide S&P 500
Index Fund
Nationwide Small
Cap Index Fund
$ 83,540 $ 115,567 $ 132,486 $ 429,904 $ 67,191
101,675 62,471 33,570 60,414 217,366
24,314,671 8,139,505 6,285,868 20,778,863 2,763,244
1,499,137 — — — —
(791,641) (8,239) (164,231) (4,837) (8,031)
25,207,382 8,309,304 6,287,693 21,264,344 3,039,770
2,008,791 1,069,122 1,442,228 2,002,366 435,641
263,020 193,438 220,716 471,529 112,312
885,989 560,292 1,039,123 515,005 360,355
163,035 95,573 — 1,248,131 130,305
— — — 421,300 —
531,596 340,255 350,854 285,803 235,644
81,517 47,787 — 586,101 65,153
61,556 37,282 272,997 1,586,851 19,859
— — — 692,671 —
59,654 59,381 58,176 74,279 57,276
81,259 58,212 55,708 92,691 48,397
9,515 7,686 46,601 21,934 6,945
31,992 21,337 25,042 62,466 8,935
60,550 21,832 42,871 61,775 9,276
39,897 22,031 69,866 41,168 16,281
3,553 2,371 2,832 6,922 979
275,189 — — — —
156,271 54,788 — 69,006 6,560
18,717 20,181 12,595 27,783 2,211
4,732,101 2,611,568 3,639,609 8,267,781 1,516,129
— (54,832) — — (45,854)
(352,904) — — — (62,280)
4,379,197 2,556,736 3,639,609 8,267,781 1,407,995
20,828,185 5,752,568 2,648,084 12,996,563 1,631,775
104,919,812 59,228,308 26,516,920 69,882,652 4,992,931
1,235,703 (157,473) 603,107 823,640 192,695
(491,754) — — — —
105,663,761 59,070,835 27,120,027 70,706,292 5,185,626
36,915,171 (35,205,029) 114,112,718 229,113,780 23,882,921
183,563 48,355 269,309 338,859 6,639
479,326 — — — —
37,578,060 (35,156,674) 114,382,027 229,452,639 23,889,560
143,241,821 23,914,161 141,502,054 300,158,931 29,075,186
$ 164,070,006 $ 29,666,729 $ 144,150,138 $ 313,155,494 $ 30,706,961

The accompanying notes are an integral part of these financial statements.
102 - Statements of Changes in Net Assets - October 31, 2025 - Index Funds
Nationwide Bond Index Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
OPERATIONS:
Net investment income $ 8,217,728 $ 8,124,027
Net realized gains (losses) (4,213,469) (2,848,705)
Net change in unrealized appreciation/depreciation 9,577,847 19,824,738
Change in net assets resulting from operations 13,582,106 25,100,060
Distributions to Shareholders From:
Distributable earnings:
Class A (7,413,680) (7,326,571)
Class C(a) — (1,538)
Class R — —
Class R6 (749,587) (743,746)
Institutional Service Class (181,692) (176,680)
Change in net assets from shareholder distributions (8,344,959) (8,248,535)
Change in net assets from capital transactions (13,096,076) (17,876,787)
Change in net assets (7,858,929) (1,025,262)
Net Assets:
Beginning of year 261,043,816 262,069,078
End of year $ 253,184,887 $ 261,043,816
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 53,943,070 $ 39,048,151
Proceeds from shares issued from class conversion (Note 1)(a) — —
Dividends reinvested 6,159,769 6,255,084
Cost of shares redeemed (68,974,231) (66,368,938)
Total Class A Shares (8,871,392) (21,065,703)
Class C Shares
Proceeds from shares issued — —
Dividends reinvested — 1,423
Cost of shares redeemed in class conversion (Note 1)(a) — —
Cost of shares redeemed — (275,348)
Total Class C Shares — (273,925)
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued 13,263,367 14,218,610
Dividends reinvested 748,035 741,502
Cost of shares redeemed (18,595,864) (10,459,819)
Total Class R6 Shares (4,584,462) 4,500,293
Institutional Service Class Shares
Proceeds from shares issued 1,146,474 1,628,655
Dividends reinvested 181,692 176,360
Cost of shares redeemed (968,388) (2,842,467)
Total Institutional Service Class Shares 359,778 (1,037,452)
Change in net assets from capital transactions $ (13,096,076) $ (17,876,787)

Index Funds - October 31, 2025 - Statements of Changes in Net Assets - 103
Nationwide International Index Fund Nationwide Mid Cap Market Index Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Year Ended
October 31, 2025
Year Ended
October 31, 2024
$ 20,828,185 $ 23,958,144 $ 5,752,568 $ 6,659,561
105,663,761 16,646,581 59,070,835 62,026,801
37,578,060 139,827,598 (35,156,674) 95,843,127
164,070,006 180,432,323 29,666,729 164,529,489
(12,468,914) (10,381,011) (23,998,415) (14,321,869)
— (19,567) — (448,723)
(980,372) (767,510) (2,103,784) (1,163,683)
(15,245,529) (18,900,680) (32,981,097) (22,975,372)
(977,420) (870,470) (1,722,105) (1,044,705)
(29,672,235) (30,939,238) (60,805,401) (39,954,352)
(307,443,271) (45,587,363) (51,555,506) (95,294,392)
(173,045,500) 103,905,722 (82,694,178) 29,280,745
1,003,931,262 900,025,540 607,443,941 578,163,196
$ 830,885,762 $ 1,003,931,262 $ 524,749,763 $ 607,443,941
$ 65,358,382 $ 67,941,385 $ 19,812,612 $ 23,025,500
— 1,655 — 450
12,080,308 10,044,309 23,041,036 13,762,152
(126,794,918) (37,105,281) (48,612,578) (37,416,896)
(49,356,228) 40,882,068 (5,758,930) (628,794)
— 39,003 — 31,412
— 19,567 — 448,600
— (1,655) — (450)
— (1,463,703) — (7,124,814)
— (1,406,788) — (6,645,252)
8,941,385 7,234,777 2,760,065 3,566,318
980,372 767,434 2,072,725 1,149,625
(6,553,229) (8,201,544) (5,358,532) (4,303,568)
3,368,528 (199,333) (525,742) 412,375
80,163,650 70,163,454 38,003,515 23,941,795
15,229,871 18,893,556 32,385,397 22,554,209
(348,189,476) (176,304,983) (115,464,798) (134,614,727)
(252,795,955) (87,247,973) (45,075,886) (88,118,723)
6,616,813 6,176,404 1,054,991 1,719,005
967,890 861,842 1,722,105 1,044,705
(16,244,319) (4,653,583) (2,972,044) (3,077,708)
(8,659,616) 2,384,663 (194,948) (313,998)
$ (307,443,271) $ (45,587,363) $ (51,555,506) $ (95,294,392)

The accompanying notes are an integral part of these financial statements.
104 - Statements of Changes in Net Assets - October 31, 2025 - Index Funds
Nationwide Bond Index Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
SHARE TRANSACTIONS:
Class A Shares
Issued 5,626,941 4,107,391
Issued in class conversion (Note 1)(a) — —
Reinvested 639,677 654,736
Redeemed (7,194,450) (6,983,097)
Total Class A Shares (927,832) (2,220,970)
Class C Shares
Issued — —
Reinvested — 149
Redeemed in class conversion (Note 1)(a) — —
Redeemed — (28,828)
Total Class C Shares — (28,679)
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued 1,381,899 1,496,339
Reinvested 77,829 77,632
Redeemed (1,943,042) (1,099,490)
Total Class R6 Shares (483,314) 474,481
Institutional Service Class Shares
Issued 119,842 171,344
Reinvested 18,900 18,497
Redeemed (100,828) (301,165)
Total Institutional Service Class Shares 37,914 (111,324)
Total change in shares (1,373,232) (1,886,492)
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Index Funds - October 31, 2025 - Statements of Changes in Net Assets - 105
Nationwide International Index Fund Nationwide Mid Cap Market Index Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Year Ended
October 31, 2025
Year Ended
October 31, 2024
6,820,528 7,998,202 1,222,018 1,415,551
— 207 — 29
1,341,508 1,149,082 1,459,373 885,457
(13,301,662) (4,178,165) (2,994,658) (2,276,715)
(5,139,626) 4,969,326 (313,267) 24,322
— 5,171 — 2,335
— 2,531 — 33,985
— (224) — (34)
— (187,900) — (528,510)
— (180,422) — (492,224)
928,756 819,094 175,730 223,215
109,009 88,270 135,332 76,071
(692,318) (917,336) (345,108) (272,274)
345,447 (9,972) (34,046) 27,012
8,526,242 7,689,401 2,268,119 1,397,912
1,665,040 2,141,862 1,984,920 1,406,002
(37,910,712) (20,908,854) (6,917,514) (8,367,217)
(27,719,430) (11,077,591) (2,664,475) (5,563,303)
696,628 705,700 63,265 101,849
108,011 97,917 105,536 65,197
(1,742,042) (521,360) (178,924) (183,483)
(937,403) 282,257 (10,123) (16,437)
(33,451,012) (6,016,402) (3,021,911) (6,020,630)

The accompanying notes are an integral part of these financial statements.
106 - Statements of Changes in Net Assets - October 31, 2025 - Index Funds
Nationwide NYSE Arca Tech 100 Index Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
OPERATIONS:
Net investment income $ 2,648,084 $ 3,243,493
Net realized gains 27,120,027 156,983,622
Net change in unrealized appreciation/depreciation 114,382,027 51,741,467
Change in net assets resulting from operations 144,150,138 211,968,582
Distributions to Shareholders From:
Distributable earnings:
Class A (101,641,666) (20,137,996)
Class C(a) — (2,967,749)
Class R — —
Class R6 (7,409,884) (1,676,810)
Institutional Service Class (52,570,293) (12,875,373)
Service Class — —
Change in net assets from shareholder distributions (161,621,843) (37,657,928)
Change in net assets from capital transactions 58,766,271 (59,489,035)
Change in net assets 41,294,566 114,821,619
Net Assets:
Beginning of year 671,602,444 556,780,825
End of year $ 712,897,010 $ 671,602,444

Index Funds - October 31, 2025 - Statements of Changes in Net Assets - 107
Nationwide S&P 500 Index Fund Nationwide Small Cap Index Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Year Ended
October 31, 2025
Year Ended
October 31, 2024
$ 12,996,563 $ 14,143,150 $ 1,631,775 $ 2,225,007
70,706,292 26,549,542 5,185,626 7,429,201
229,452,639 403,217,997 23,889,560 53,662,980
313,155,494 443,910,689 30,706,961 63,317,188
(5,029,553) (1,666,879) (6,717,577) (1,418,854)
— (170,328) — (15,521)
(5,132,693) (1,316,609) (1,182,352) (204,526)
(6,848,252) (3,481,977) (2,451,783) (745,668)
(15,781,208) (6,299,934) (345,191) (80,613)
(6,899,358) (2,649,574) — —
(39,691,064) (15,585,301) (10,696,903) (2,465,182)
(90,751,613) (36,740,214) (17,226,264) (15,050,248)
182,712,817 391,585,174 2,783,794 45,801,758
1,587,471,467 1,195,886,293 238,731,868 192,930,110
$ 1,770,184,284 $ 1,587,471,467 $ 241,515,662 $ 238,731,868

The accompanying notes are an integral part of these financial statements.
108 - Statements of Changes in Net Assets - October 31, 2025 - Index Funds
Nationwide NYSE Arca Tech 100 Index Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 21,763,739 $ 77,223,028
Proceeds from shares issued from class conversion (Note 1)(a) — 96,934
Dividends reinvested 98,714,097 19,551,319
Cost of shares redeemed (75,619,966) (68,513,137)
Total Class A Shares 44,857,870 28,358,144
Class C Shares
Proceeds from shares issued — 471,813
Dividends reinvested — 2,947,027
Cost of shares redeemed in class conversion (Note 1)(a) — (96,934)
Cost of shares redeemed — (51,012,076)
Total Class C Shares — (47,690,170)
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued 4,007,355 4,987,514
Dividends reinvested 7,409,884 1,676,810
Cost of shares redeemed (12,678,823) (8,429,743)
Total Class R6 Shares (1,261,584) (1,765,419)
Institutional Service Class Shares
Proceeds from shares issued 31,555,808 49,219,944
Dividends reinvested 50,570,185 12,409,369
Cost of shares redeemed (66,956,008) (100,020,903)
Total Institutional Service Class Shares 15,169,985 (38,391,590)
Service Class Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Service Class Shares — —
Change in net assets from capital transactions $ 58,766,271 $ (59,489,035)

Index Funds - October 31, 2025 - Statements of Changes in Net Assets - 109
Nationwide S&P 500 Index Fund Nationwide Small Cap Index Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Year Ended
October 31, 2025
Year Ended
October 31, 2024
$ 22,256,801 $ 64,967,816 $ 21,979,195 $ 20,361,644
— 80,192 — 850
4,618,041 1,522,648 6,570,905 1,387,524
(43,255,501) (35,023,870) (34,106,544) (28,498,924)
(16,380,659) 31,546,786 (5,556,444) (6,748,906)
— 250,112 — 15,727
— 168,105 — 15,521
— (80,192) — (850)
— (46,928,433) — (3,342,465)
— (46,590,408) — (3,312,067)
58,158,135 52,645,223 5,386,663 7,036,631
5,132,693 1,316,609 1,182,352 204,526
(53,869,826) (36,803,452) (6,880,693) (7,128,809)
9,421,002 17,158,380 (311,678) 112,348
66,821,257 38,484,070 10,467,590 8,325,318
6,593,089 3,354,118 2,395,694 732,789
(98,488,029) (60,965,594) (25,122,314) (14,229,155)
(25,073,683) (19,127,406) (12,259,030) (5,171,048)
66,019,094 55,800,485 1,584,117 1,475,144
15,760,755 6,292,117 345,191 80,600
(103,129,346) (63,498,584) (1,028,420) (1,486,319)
(21,349,497) (1,405,982) 900,888 69,425
28,949,891 26,075,016 — —
6,899,358 2,649,574 — —
(73,218,025) (47,046,174) — —
(37,368,776) (18,321,584) — —
$ (90,751,613) $ (36,740,214) $ (17,226,264) $ (15,050,248)

The accompanying notes are an integral part of these financial statements.
110 - Statements of Changes in Net Assets - October 31, 2025 - Index Funds
Nationwide NYSE Arca Tech 100 Index Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
SHARE TRANSACTIONS:
Class A Shares
Issued 198,697 643,272
Issued in class conversion (Note 1)(a) — 856
Reinvested 972,155 177,682
Redeemed (702,548) (560,875)
Total Class A Shares 468,304 260,935
Class C Shares
Issued — 5,177
Reinvested — 32,957
Redeemed in class conversion (Note 1)(a) — (1,041)
Redeemed — (526,604)
Total Class C Shares — (489,511)
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued 37,455 40,458
Reinvested 71,694 14,950
Redeemed (118,449) (70,900)
Total Class R6 Shares (9,300) (15,492)
Institutional Service Class Shares
Issued 286,922 405,089
Reinvested 488,719 110,784
Redeemed (617,951) (803,586)
Total Institutional Service Class Shares 157,690 (287,713)
Service Class Shares
Issued — —
Reinvested — —
Redeemed — —
Total Service Class Shares — —
Total change in shares 616,694 (531,781)
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

Index Funds - October 31, 2025 - Statements of Changes in Net Assets - 111
Nationwide S&P 500 Index Fund Nationwide Small Cap Index Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Year Ended
October 31, 2025
Year Ended
October 31, 2024
791,937 2,711,564 1,852,460 1,808,661
— 3,623 — 86
168,251 63,792 564,301 124,629
(1,523,890) (1,405,174) (2,872,036) (2,520,093)
(563,702) 1,373,805 (455,275) (586,717)
— 11,902 — 1,674
— 7,822 — 1,597
— (3,746) — (96)
— (2,053,895) — (340,071)
— (2,037,917) — (336,896)
2,090,386 2,151,240 475,568 638,575
188,655 56,601 104,293 18,915
(1,920,341) (1,503,261) (609,653) (652,386)
358,700 704,580 (29,792) 5,104
2,314,678 1,577,555 843,659 715,086
236,984 138,798 198,199 63,248
(3,454,205) (2,397,248) (1,966,505) (1,198,868)
(902,543) (680,895) (924,647) (420,534)
2,302,804 2,268,435 129,959 127,521
568,850 262,311 28,584 6,974
(3,586,733) (2,578,595) (82,858) (126,812)
(715,079) (47,849) 75,685 7,683
1,044,705 1,067,663 — —
251,178 111,778 — —
(2,612,329) (1,903,435) — —
(1,316,446) (723,994) — —
(3,139,070) (1,412,270) (1,334,029) (1,331,360)

112 - Financial Highlights - October 31, 2025 - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2025 $ 9.58 $ 0.30 $ 0.22 $ 0.52 $ (0.31) $ — $ (0.31) $ 9.79 5.51% $ 227,253 0.64% 3.16% 0.74% 78.72%
10/31/2024 9.00 0.28 0.59 0.87 (0.29) — (0.29) 9.58 9.69% 231,394 0.64% 2.97% 0.72% 87.24%
10/31/2023 9.26 0.24 (0.25) (0.01) (0.25) — (0.25) 9.00 (0.24)% 237,236 0.64% 2.55% 0.73% 83.82%
10/31/2022 11.43 0.18 (1.99) (1.81) (0.19) (0.17) (0.36) 9.26 (16.18)% 210,652 0.65% 1.70% 0.71% 66.27%
10/31/2021 11.74 0.15 (0.28) (0.13) (0.18) — (0.18) 11.43 (1.10)% 272,757 0.67% 1.29% 0.69% 151.19%
Class R6 Shares
10/31/2025 9.57 0.34 0.21 0.55 (0.35) — (0.35) 9.77 5.85% 20,330 0.22% 3.58% 0.32% 78.72%
10/31/2024 8.98 0.32 0.60 0.92 (0.33) — (0.33) 9.57 10.29% 24,528 0.22% 3.39% 0.30% 87.24%
10/31/2023 9.24 0.28 (0.25) 0.03 (0.29) — (0.29) 8.98 0.18% 18,767 0.22% 2.97% 0.31% 83.82%
10/31/2022 11.41 0.21 (1.97) (1.76) (0.24) (0.17) (0.41) 9.24 (15.84)% 16,807 0.24% 1.92% 0.28% 66.27%
10/31/2021 11.72 0.20 (0.28) (0.08) (0.23) — (0.23) 11.41 (0.68)% 270,659 0.24% 1.71% 0.26% 151.19%
Institutional Service Class Shares
10/31/2025 9.56 0.32 0.21 0.53 (0.32) — (0.32) 9.77 5.70% 5,602 0.47% 3.34% 0.57% 78.72%
10/31/2024 8.98 0.30 0.58 0.88 (0.30) — (0.30) 9.56 9.90% 5,122 0.47% 3.14% 0.55% 87.24%
10/31/2023 9.24 0.26 (0.26) — (0.26) — (0.26) 8.98 (0.07)% 5,808 0.47% 2.69% 0.56% 83.82%
10/31/2022 11.41 0.19 (1.98) (1.79) (0.21) (0.17) (0.38) 9.24 (16.07)% 8,036 0.48% 1.88% 0.54% 66.27%
10/31/2021 11.71 0.17 (0.27) (0.10) (0.20) — (0.20) 11.41 (0.85)% 9,411 0.50% 1.46% 0.52% 151.19%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Index Funds - October 31, 2025 - Financial Highlights - 113
The accompanying notes are an integral part of these financial statements.
Nationwide International Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2025 $ 8.99 $ 0.23 $ 1.75 $ 1.98 $ (0.32) $ — $ (0.32) $ 10.65 22.75% $ 366,135 0.72% 2.37% 0.77% 12.88%
10/31/2024 7.64 0.20 1.41 1.61 (0.26) — (0.26) 8.99 21.27% 355,220 0.69% 2.22% 0.73% 11.49%
10/31/2023 6.79 0.20 0.80 1.00 (0.15) — (0.15) 7.64 14.53% 264,077 0.69% 2.50% 0.74% 17.64%
10/31/2022 9.28 0.19 (2.29) (2.10) (0.39) — (0.39) 6.79 (23.43)% 241,567 0.70% 2.33% 0.73% 10.02%
10/31/2021 7.09 0.20 2.14 2.34 (0.15) — (0.15) 9.28 33.21% 317,180 0.73% 2.24% 0.73% 25.24%
Class R Shares
10/31/2025 8.97 0.19 1.75 1.94 (0.29) — (0.29) 10.62 22.30% 38,160 1.07% 2.02% 1.12% 12.88%
10/31/2024 7.63 0.17 1.40 1.57 (0.23) — (0.23) 8.97 20.74% 29,123 1.04% 1.87% 1.08% 11.49%
10/31/2023 6.77 0.17 0.80 0.97 (0.11) — (0.11) 7.63 14.24% 24,843 1.04% 2.09% 1.09% 17.64%
10/31/2022 9.25 0.16 (2.28) (2.12) (0.36) — (0.36) 6.77 (23.65)% 21,788 1.05% 2.02% 1.08% 10.02%
10/31/2021 7.06 0.16 2.15 2.31 (0.12) — (0.12) 9.25 32.88% 29,219 1.04% 1.80% 1.04% 25.24%
Class R6 Shares
10/31/2025 9.06 0.26 1.78 2.04 (0.36) — (0.36) 10.74 23.29% 402,004 0.32% 2.74% 0.37% 12.88%
10/31/2024 7.70 0.23 1.43 1.66 (0.30) — (0.30) 9.06 21.70% 590,363 0.29% 2.61% 0.33% 11.49%
10/31/2023 6.85 0.23 0.80 1.03 (0.18) — (0.18) 7.70 14.95% 587,158 0.29% 2.85% 0.34% 17.64%
10/31/2022 9.35 0.22 (2.30) (2.08) (0.42) — (0.42) 6.85 (23.03)% 608,244 0.29% 2.70% 0.33% 10.02%
10/31/2021 7.14 0.22 2.17 2.39 (0.18) — (0.18) 9.35 33.69% 947,553 0.31% 2.51% 0.31% 25.24%
Institutional Service Class Shares
10/31/2025 9.05 0.22 1.79 2.01 (0.34) — (0.34) 10.72 22.88% 24,587 0.57% 2.30% 0.62% 12.88%
10/31/2024 7.69 0.21 1.43 1.64 (0.28) — (0.28) 9.05 21.43% 29,224 0.54% 2.36% 0.58% 11.49%
10/31/2023 6.83 0.23 0.79 1.02 (0.16) — (0.16) 7.69 14.81% 22,675 0.54% 2.84% 0.59% 17.64%
10/31/2022 9.33 0.20 (2.30) (2.10) (0.40) — (0.40) 6.83 (23.29)% 12,868 0.54% 2.51% 0.57% 10.02%
10/31/2021 7.13 0.22 2.15 2.37 (0.17) — (0.17) 9.33 33.38% 17,944 0.53% 2.43% 0.53% 25.24%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

114 - Financial Highlights - October 31, 2025 - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Mid Cap Market Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2025 $ 17.49 $ 0.14 $ 0.76 $ 0.90 $ (0.13) $ (1.69) $ (1.82) $ 16.57 5.71% $ 216,359 0.67% 0.84% 0.68% 15.69%
10/31/2024 14.17 0.15 4.25 4.40 (0.17) (0.91) (1.08) 17.49 32.07% 233,953 0.67% 0.89% 0.68% 17.74%
10/31/2023 15.79 0.14 (0.38) (0.24) (0.15) (1.23) (1.38) 14.17 (1.72)% 189,187 0.68% 0.92% 0.69% 19.08%
10/31/2022 20.33 0.14 (2.35) (2.21) (0.15) (2.18) (2.33) 15.79 (12.10)% 230,144 0.68% 0.84% 0.69% 15.40%
10/31/2021 14.17 0.12 6.57 6.69 (0.12) (0.41) (0.53) 20.33 47.93% 285,112 0.68% 0.64% 0.69% 15.98%
Class R Shares
10/31/2025 17.02 0.08 0.73 0.81 (0.10) (1.69) (1.79) 16.04 5.27% 18,266 1.02% 0.49% 1.03% 15.69%
10/31/2024 13.82 0.09 4.15 4.24 (0.13) (0.91) (1.04) 17.02 31.67% 19,956 1.00% 0.56% 1.01% 17.74%
10/31/2023 15.44 0.09 (0.37) (0.28) (0.11) (1.23) (1.34) 13.82 (2.08)% 15,834 1.01% 0.60% 1.02% 19.08%
10/31/2022 19.94 0.09 (2.29) (2.20) (0.12) (2.18) (2.30) 15.44 (12.32)% 18,210 0.97% 0.55% 0.98% 15.40%
10/31/2021 13.91 0.07 6.45 6.52 (0.08) (0.41) (0.49) 19.94 47.59% 20,005 0.93% 0.40% 0.94% 15.98%
Class R6 Shares
10/31/2025 18.03 0.21 0.78 0.99 (0.20) (1.69) (1.89) 17.13 6.07% 274,180 0.27% 1.25% 0.28% 15.69%
10/31/2024 14.57 0.22 4.39 4.61 (0.24) (0.91) (1.15) 18.03 32.69% 336,573 0.25% 1.31% 0.26% 17.74%
10/31/2023 16.20 0.21 (0.39) (0.18) (0.22) (1.23) (1.45) 14.57 (1.32)% 353,176 0.26% 1.34% 0.27% 19.08%
10/31/2022 20.79 0.22 (2.41) (2.19) (0.22) (2.18) (2.40) 16.20 (11.73)% 397,089 0.26% 1.26% 0.27% 15.40%
10/31/2021 14.48 0.20 6.71 6.91 (0.19) (0.41) (0.60) 20.79 48.53% 516,702 0.26% 1.07% 0.27% 15.98%
Institutional Service Class Shares
10/31/2025 18.02 0.17 0.79 0.96 (0.16) (1.69) (1.85) 17.13 5.88% 15,945 0.50% 1.01% 0.51% 15.69%
10/31/2024 14.57 0.18 4.38 4.56 (0.20) (0.91) (1.11) 18.02 32.31% 16,961 0.48% 1.08% 0.49% 17.74%
10/31/2023 16.20 0.17 (0.39) (0.22) (0.18) (1.23) (1.41) 14.57 (1.55)% 13,952 0.49% 1.11% 0.50% 19.08%
10/31/2022 20.79 0.18 (2.41) (2.23) (0.18) (2.18) (2.36) 16.20 (11.93)% 15,351 0.48% 1.04% 0.49% 15.40%
10/31/2021 14.47 0.16 6.72 6.88 (0.15) (0.41) (0.56) 20.79 48.32% 19,388 0.48% 0.83% 0.49% 15.98%
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Index Funds - October 31, 2025 - Financial Highlights - 115
The accompanying notes are an integral part of these financial statements.
c
Nationwide NYSE Arca Tech 100 Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
10/31/2025 $ 129.94 $ 0.35 $ 24.32 $ 24.67 $ (0.38) $ (31.23) $ (31.61) $ 123.00 24.19% $ 458,024 0.64% 0.32% 0.64% 0.31%
10/31/2024 99.09 0.50 37.06 37.56 (0.50) (6.21) (6.71) 129.94 39.16% 423,011 0.64% 0.41% 0.64% 22.71%
10/31/2023 101.84 0.54 12.44 12.98 (0.69) (15.04) (15.73) 99.09 14.30% 296,727 0.66% 0.54% 0.66% 2.54%
10/31/2022 139.18 0.65 (26.12) (25.47) (0.59) (11.28) (11.87) 101.84 (20.08)% 281,015 0.65% 0.56% 0.65% 4.64%
10/31/2021 104.27 0.43 40.06 40.49 (0.37) (5.21) (5.58) 139.18 39.93% 400,884 0.63% 0.33% 0.63% 5.39%
Class R6 Shares
10/31/2025 131.75 0.73 24.73 25.46 (0.82) (31.23) (32.05) 125.16 24.61% 27,912 0.30% 0.65% 0.30% 0.31%
10/31/2024 100.34 0.93 37.56 38.49 (0.87) (6.21) (7.08) 131.75 39.64% 30,607 0.30% 0.75% 0.30% 22.71%
10/31/2023 102.98 0.90 12.59 13.49 (1.09) (15.04) (16.13) 100.34 14.70% 24,865 0.32% 0.88% 0.32% 2.54%
10/31/2022 140.71 1.04 (26.41) (25.37) (1.08) (11.28) (12.36) 102.98 (19.81)% 23,631 0.31% 0.90% 0.31% 4.64%
10/31/2021 105.36 0.86 40.49 41.35 (0.79) (5.21) (6.00) 140.71 40.39% 26,005 0.30% 0.67% 0.30% 5.39%
Institutional Service Class Shares
10/31/2025 131.84 0.59 24.76 25.35 (0.64) (31.23) (31.87) 125.32 24.45% 226,960 0.43% 0.53% 0.43% 0.31%
10/31/2024 100.43 0.77 37.58 38.35 (0.73) (6.21) (6.94) 131.84 39.45% 217,984 0.43% 0.62% 0.43% 22.71%
10/31/2023 103.04 0.78 12.61 13.39 (0.96) (15.04) (16.00) 100.43 14.58% 194,951 0.43% 0.77% 0.43% 2.54%
10/31/2022 140.75 0.92 (26.45) (25.53) (0.90) (11.28) (12.18) 103.04 (19.91)% 177,791 0.43% 0.79% 0.43% 4.64%
10/31/2021 105.39 0.71 40.51 41.22 (0.65) (5.21) (5.86) 140.75 40.23% 286,140 0.42% 0.55% 0.42% 5.39%
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

116 - Financial Highlights - October 31, 2025 - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide S&P 500 Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
10/31/2025 $ 27.00 $ 0.21 $ 5.29 $ 5.50 $ (0.21) $ (0.47) $ (0.68) $ 31.82 20.77% $ 218,642 0.57% 0.74% 0.57% 3.39%
10/31/2024 19.88 0.21 7.15 7.36 (0.21) (0.03) (0.24) 27.00 37.21% 200,760 0.60% 0.86% 0.60% 3.07%
10/31/2023 18.45 0.22 1.51 1.73 (0.22) (0.08) (0.30) 19.88 9.45% 120,533 0.57% 1.11% 0.57% 5.76%
10/31/2022 22.85 0.19 (3.47) (3.28) (0.18) (0.94) (1.12) 18.45 (15.06)% 114,245 0.58% 0.95% 0.58% 4.17%
10/31/2021 16.22 0.18 6.62 6.80 (0.17) — (0.17) 22.85 42.09%(f) 145,028 0.60% 0.88% 0.60% 5.58%
Class R Shares
10/31/2025 26.82 0.11 5.25 5.36 (0.12) (0.47) (0.59) 31.59 20.36% 281,431 0.92% 0.39% 0.92% 3.39%
10/31/2024 19.75 0.13 7.11 7.24 (0.14) (0.03) (0.17) 26.82 36.75% 229,334 0.93% 0.53% 0.93% 3.07%
10/31/2023 18.33 0.15 1.50 1.65 (0.15) (0.08) (0.23) 19.75 9.07% 154,993 0.93% 0.75% 0.93% 5.76%
10/31/2022 22.72 0.12 (3.45) (3.33) (0.12) (0.94) (1.06) 18.33 (15.38)% 130,082 0.94% 0.59% 0.94% 4.17%
10/31/2021 16.14 0.11 6.59 6.70 (0.12) — (0.12) 22.72 41.62% 129,054 0.94% 0.55% 0.94% 5.58%
Class R6 Shares
10/31/2025 27.33 0.32 5.35 5.67 (0.32) (0.47) (0.79) 32.21 21.22% 278,191 0.18% 1.13% 0.18% 3.39%
10/31/2024 20.12 0.32 7.23 7.55 (0.31) (0.03) (0.34) 27.33 37.75% 260,678 0.18% 1.29% 0.18% 3.07%
10/31/2023 18.66 0.30 1.54 1.84 (0.30) (0.08) (0.38) 20.12 9.92% 205,594 0.18% 1.52% 0.18% 5.76%
10/31/2022 23.10 0.27 (3.50) (3.23) (0.27) (0.94) (1.21) 18.66 (14.74)% 218,922 0.19% 1.34% 0.19% 4.17%
10/31/2021 16.39 0.26 6.70 6.96 (0.25) — (0.25) 23.10 42.72% 261,107 0.19% 1.28% 0.19% 5.58%
Institutional Service Class Shares
10/31/2025 27.23 0.25 5.33 5.58 (0.25) (0.47) (0.72) 32.09 20.92% 702,380 0.43% 0.88% 0.43% 3.39%
10/31/2024 20.05 0.26 7.20 7.46 (0.25) (0.03) (0.28) 27.23 37.40% 615,413 0.43% 1.04% 0.43% 3.07%
10/31/2023 18.59 0.25 1.54 1.79 (0.25) (0.08) (0.33) 20.05 9.69% 454,045 0.43% 1.24% 0.43% 5.76%
10/31/2022 23.03 0.22 (3.51) (3.29) (0.21) (0.94) (1.15) 18.59 (15.00)% 378,475 0.44% 1.09% 0.44% 4.17%
10/31/2021 16.34 0.21 6.68 6.89 (0.20) — (0.20) 23.03 42.37% 448,834 0.44% 1.03% 0.44% 5.58%
Service Class Shares
10/31/2025 27.04 0.21 5.29 5.50 (0.21) (0.47) (0.68) 31.86 20.73% 289,540 0.58% 0.74% 0.58% 3.39%
10/31/2024 19.91 0.22 7.16 7.38 (0.22) (0.03) (0.25) 27.04 37.21% 281,287 0.58% 0.89% 0.58% 3.07%
10/31/2023 18.47 0.22 1.52 1.74 (0.22) (0.08) (0.30) 19.91 9.47% 221,528 0.58% 1.11% 0.58% 5.76%
10/31/2022 22.88 0.19 (3.48) (3.29) (0.18) (0.94) (1.12) 18.47 (15.09)% 225,636 0.59% 0.94% 0.59% 4.17%
10/31/2021 16.23 0.18 6.64 6.82 (0.17) — (0.17) 22.88 42.20%(f) 280,550 0.59% 0.88% 0.59% 5.58%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Index Funds - October 31, 2025 - Financial Highlights - 117
The accompanying notes are an integral part of these financial statements.
Nationwide Small Cap Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2025 $ 12.05 $ 0.08 $ 1.51 $ 1.59 $ (0.14) $ (0.42) $ (0.56) $ 13.08 13.74% $ 154,179 0.67% 0.65% 0.72% 14.57%
10/31/2024 9.13 0.10 2.94 3.04 (0.11) (0.01) (0.12) 12.05 33.32% 147,444 0.68% 0.90% 0.72% 15.50%
10/31/2023 10.21 0.11 (1.02) (0.91) (0.10) (0.07) (0.17) 9.13 (9.05)% 117,119 0.68% 1.04% 0.74% 15.43%
10/31/2022 13.51 0.08 (2.51) (2.43) (0.08) (0.79) (0.87) 10.21 (18.96)% 136,871 0.68% 0.77% 0.77% 17.43%
10/31/2021 9.06 0.04 4.46 4.50 (0.05) — (0.05) 13.51 49.71% 173,269 0.70% 0.35% 0.74% 19.96%
Class R Shares
10/31/2025 11.72 0.04 1.47 1.51 (0.11) (0.42) (0.53) 12.70 13.41% 28,503 1.01% 0.31% 1.06% 14.57%
10/31/2024 8.90 0.06 2.85 2.91 (0.08) (0.01) (0.09) 11.72 32.77% 26,651 1.01% 0.57% 1.05% 15.50%
10/31/2023 9.95 0.07 (0.98) (0.91) (0.07) (0.07) (0.14) 8.90 (9.24)% 20,185 1.01% 0.71% 1.07% 15.43%
10/31/2022 13.20 0.05 (2.46) (2.41) (0.05) (0.79) (0.84) 9.95 (19.25)% 22,939 0.99% 0.46% 1.08% 17.43%
10/31/2021 8.87 — 4.37 4.37 (0.04) — (0.04) 13.20 49.30% 25,924 1.01% 0.04% 1.05% 19.96%
Class R6 Shares
10/31/2025 12.50 0.13 1.57 1.70 (0.17) (0.42) (0.59) 13.61 14.24% 49,426 0.26% 1.07% 0.31% 14.57%
10/31/2024 9.47 0.15 3.04 3.19 (0.15) (0.01) (0.16) 12.50 33.80% 56,939 0.26% 1.32% 0.30% 15.50%
10/31/2023 10.58 0.15 (1.05) (0.90) (0.14) (0.07) (0.21) 9.47 (8.63)% 47,111 0.26% 1.46% 0.32% 15.43%
10/31/2022 13.97 0.14 (2.61) (2.47) (0.13) (0.79) (0.92) 10.58 (18.64)% 54,435 0.26% 1.19% 0.35% 17.43%
10/31/2021 9.35 0.10 4.60 4.70 (0.08) — (0.08) 13.97 50.39% 71,282 0.28% 0.78% 0.32% 19.96%
Institutional Service Class Shares
10/31/2025 12.48 0.10 1.57 1.67 (0.15) (0.42) (0.57) 13.58 13.96% 9,407 0.51% 0.81% 0.56% 14.57%
10/31/2024 9.46 0.12 3.03 3.15 (0.12) (0.01) (0.13) 12.48 33.41% 7,698 0.51% 1.07% 0.55% 15.50%
10/31/2023 10.56 0.13 (1.04) (0.91) (0.12) (0.07) (0.19) 9.46 (8.78)% 5,759 0.50% 1.24% 0.56% 15.43%
10/31/2022 13.95 0.12 (2.61) (2.49) (0.11) (0.79) (0.90) 10.56 (18.79)% 8,076 0.41% 1.04% 0.50% 17.43%
10/31/2021 9.34 0.08 4.59 4.67 (0.06) — (0.06) 13.95 50.09% 12,273 0.47% 0.58% 0.51% 19.96%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

118 - Notes to Financial Statements - October 31, 2025 - Index Funds
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of October 31, 2025, the Trust operates forty-five (45) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the six (6) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Bond Index Fund (“Bond Index”)
Nationwide International Index Fund (“International Index”)
Nationwide Mid Cap Market Index Fund (“Mid Cap Market Index”)
Nationwide NYSE Arca Tech 100 Index Fund (“NYSE Arca Tech 100 Index”)
Nationwide S&P 500 Index Fund (“S&P 500 Index”)
Nationwide Small Cap Index Fund (“Small Cap Index”)
The Funds, as applicable, currently offer Class A, Class R, Class R6, Institutional Service Class and Service Class shares. Effective
February 12, 2024, Class C shares converted to Class A shares. Accordingly, the Funds no longer accept purchase orders from any investor for Class C shares. Class C shares convert to Class A shares eight years after their purchase as described in each
Fund’s prospectus. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

Index Funds - October 31, 2025 - Notes to Financial Statements - 119
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and

120 - Notes to Financial Statements - October 31, 2025 - Index Funds
liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of October 31, 2025. Please refer to the Statements of Investments for additional information on portfolio holdings.
Bond Index
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 1,032,332 $ – $ 1,032,332
Commercial Mortgage-Backed Securities – 4,089,292 – 4,089,292
Corporate Bonds – 60,229,811 – 60,229,811
Foreign Government Securities – 4,169,552 – 4,169,552
Mortgage-Backed Securities – 61,256,553 – 61,256,553
Municipal Bonds – 1,325,446 – 1,325,446
Repurchase Agreements – 9,909,829 – 9,909,829
Supranational – 3,402,361 – 3,402,361
U.S. Government Agency Securities – 1,142,422 – 1,142,422
U.S. Treasury Obligations – 113,533,565 – 113,533,565
Total $ – $ 260,091,163 $ – $ 260,091,163
International Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 29,639,363 $ – $ 29,639,363
Air Freight & Logistics – 3,864,952 – 3,864,952
Automobile Components – 4,735,287 – 4,735,287
Automobiles – 19,700,351 – 19,700,351
Banks – 114,879,085 – 114,879,085
Beverages 848,149 8,993,199 – 9,841,348
Biotechnology – 5,560,050 – 5,560,050
Broadline Retail 2,492,031 8,481,904 – 10,973,935
Building Products – 7,240,744 – 7,240,744
Capital Markets 497,003 25,553,162 – 26,050,165
Chemicals – 17,750,192 – 17,750,192
Commercial Services & Supplies – 2,858,942 – 2,858,942
Communications Equipment – 2,628,087 – 2,628,087
Construction & Engineering – 7,217,415 – 7,217,415
Construction Materials – 4,743,967 – 4,743,967
Consumer Staples Distribution & Retail – 9,495,215 – 9,495,215
Containers & Packaging – 150,171 – 150,171
Distributors – 151,255 – 151,255
Diversified Consumer Services – 326,241 – 326,241
Diversified REITs – 1,262,741 – 1,262,741
Diversified Telecommunication Services – 13,700,711 – 13,700,711
Electric Utilities – 16,051,055 – 16,051,055
Electrical Equipment – 23,143,446 – 23,143,446
Electronic Equipment, Instruments &
Components – 8,930,428 – 8,930,428
Energy Equipment & Services – 306,409 – 306,409
Entertainment 4,148,831 7,108,659 – 11,257,490
Financial Services 254,210 8,958,946 – 9,213,156
Food Products – 18,647,061 – 18,647,061
Gas Utilities – 2,186,035 – 2,186,035
Ground Transportation 581,726 3,001,110 – 3,582,836
Health Care Equipment & Supplies – 15,383,554 – 15,383,554
Health Care Providers & Services – 2,120,807 – 2,120,807

Index Funds - October 31, 2025 - Notes to Financial Statements - 121
Level 1 Level 2 Level 3 Total
Assets:
Health Care Technology $ – $ 647,199 $ – $ 647,199
Hotels, Restaurants & Leisure – 9,677,931 – 9,677,931
Household Durables – 9,059,408 – 9,059,408
Household Products – 3,953,507 – 3,953,507
Independent Power and Renewable
Electricity Producers – 2,034,612 – 2,034,612
Industrial Conglomerates – 18,780,869 – 18,780,869
Industrial REITs – 2,641,082 – 2,641,082
Insurance – 46,641,356 – 46,641,356
Interactive Media & Services – 1,754,973 – 1,754,973
IT Services 356,864 6,640,703 – 6,997,567
Leisure Products – 1,056,570 – 1,056,570
Life Sciences Tools & Services – 3,362,891 – 3,362,891
Machinery – 26,261,253 – 26,261,253
Marine Transportation – 2,410,538 – 2,410,538
Media – 1,815,456 – 1,815,456
Metals & Mining – 21,443,061 – 21,443,061
Multi-Utilities – 8,016,576 – 8,016,576
Office REITs – 446,976 – 446,976
Oil, Gas & Consumable Fuels – 26,235,187 – 26,235,187
Paper & Forest Products – 1,514,941 – 1,514,941
Passenger Airlines – 2,318,792 – 2,318,792
Personal Care Products – 11,746,519 – 11,746,519
Pharmaceuticals 989,184 61,080,906 – 62,070,090
Professional Services – 11,577,119 – 11,577,119
Real Estate Management & Development – 8,376,496 – 8,376,496
Retail REITs – 2,257,289 – 2,257,289
Semiconductors & Semiconductor
Equipment – 34,212,568 – 34,212,568
Software 2,080,988 14,596,109 – 16,677,097
Specialty Retail – 7,490,892 – 7,490,892
Technology Hardware, Storage &
Peripherals – 2,845,837 – 2,845,837
Textiles, Apparel & Luxury Goods – 19,362,145 – 19,362,145
Tobacco – 7,383,456 – 7,383,456
Trading Companies & Distributors 942,026 15,639,833 – 16,581,859
Transportation Infrastructure 825,124 1,973,691 – 2,798,815
Water Utilities – 869,972 – 869,972
Wireless Telecommunication Services – 11,954,782 – 11,954,782
Total Common Stocks $ 14,016,136 $ 802,852,039 $ – $ 816,868,175
Futures Contracts# 48,939 – – 48,939
Repurchase Agreements – 54,461,283 – 54,461,283
Total Assets $ 14,065,075 $ 857,313,322 $ – $ 871,378,397
Liabilities:
Futures Contracts# $ (22,191) $ – $ – $ (22,191)
Total Liabilities $ (22,191) $ – $ – $ (22,191)
Total $ 14,042,884 $ 857,313,322 $ – $ 871,356,206

122 - Notes to Financial Statements - October 31, 2025 - Index Funds
Mid Cap Market Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 523,960,401 $ – $ – $ 523,960,401
Repurchase Agreements – 46,274,597 – 46,274,597
Total Assets $ 523,960,401 $ 46,274,597 $ – $ 570,234,998
Liabilities:
Futures Contracts# $ (3,989) $ – $ – $ (3,989)
Total Liabilities $ (3,989) $ – $ – $ (3,989)
Total $ 523,956,412 $ 46,274,597 $ – $ 570,231,009
NYSE Arca Tech 100 Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 708,222,463 $ – $ – $ 708,222,463
Futures Contracts# 217,451 – – 217,451
Repurchase Agreements – 14,377,158 – 14,377,158
Total $ 708,439,914 $ 14,377,158 $ – $ 722,817,072
S&P 500 Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,757,018,368 $ – $ – $ 1,757,018,368
Futures Contracts# 314,422 – – 314,422
Repurchase Agreements – 29,973,264 – 29,973,264
Total $ 1,757,332,790 $ 29,973,264 $ – $ 1,787,306,054
Small Cap Index
Level 1 Level 2 Level 3 Total
Assets:
Closed End Fund $ 10,987 $ – $ – $ 10,987
Common Stocks
Aerospace & Defense 4,940,714 – – 4,940,714
Air Freight & Logistics 239,809 – – 239,809
Automobile Components 3,161,177 – – 3,161,177
Automobiles 112,778 – – 112,778
Banks 22,348,190 – – 22,348,190
Beverages 255,325 – – 255,325
Biotechnology 19,885,963 – – 19,885,963
Broadline Retail 221,799 – – 221,799
Building Products 3,166,365 – – 3,166,365
Capital Markets 3,866,167 – – 3,866,167
Chemicals 3,640,110 – – 3,640,110
Commercial Services & Supplies 3,421,893 – – 3,421,893
Communications Equipment 2,366,032 – – 2,366,032
Construction & Engineering 5,880,706 – – 5,880,706
Construction Materials 435,046 – – 435,046
Consumer Finance 2,360,906 – – 2,360,906
Consumer Staples Distribution & Retail 1,141,890 – – 1,141,890
Containers & Packaging 508,014 – – 508,014
Distributors 114,657 – – 114,657
Diversified Consumer Services 2,674,967 – – 2,674,967
Diversified REITs 1,264,668 – – 1,264,668

Index Funds - October 31, 2025 - Notes to Financial Statements - 123
Level 1 Level 2 Level 3 Total
Assets:
Diversified Telecommunication Services $ 1,570,625 $ – $ – $ 1,570,625
Electric Utilities 3,119,401 – – 3,119,401
Electrical Equipment 7,511,983 – – 7,511,983
Electronic Equipment, Instruments &
Components 8,570,935 – – 8,570,935
Energy Equipment & Services 4,172,782 – – 4,172,782
Entertainment 1,160,096 – – 1,160,096
Financial Services 5,299,412 – – 5,299,412
Food Products 1,673,630 – – 1,673,630
Gas Utilities 2,493,289 – – 2,493,289
Ground Transportation 739,411 – – 739,411
Health Care Equipment & Supplies 6,004,621 – – 6,004,621
Health Care Providers & Services 7,792,416 – – 7,792,416
Health Care REITs 2,307,597 – – 2,307,597
Health Care Technology 939,726 – – 939,726
Hotel & Resort REITs 1,348,737 – – 1,348,737
Hotels, Restaurants & Leisure 3,898,629 – – 3,898,629
Household Durables 3,942,327 – – 3,942,327
Household Products 638,273 – – 638,273
Independent Power and Renewable
Electricity Producers 616,445 – – 616,445
Industrial Conglomerates 66,066 – – 66,066
Industrial REITs 969,725 – – 969,725
Insurance 4,512,942 – – 4,512,942
Interactive Media & Services 1,452,108 – – 1,452,108
IT Services 1,577,542 – – 1,577,542
Leisure Products 1,081,501 – – 1,081,501
Life Sciences Tools & Services 1,060,689 – – 1,060,689
Machinery 9,156,790 – – 9,156,790
Marine Transportation 421,857 – – 421,857
Media 2,179,293 – – 2,179,293
Metals & Mining 4,918,445 – – 4,918,445
Mortgage Real Estate Investment Trusts
(REITs) 1,982,821 – – 1,982,821
Multi-Utilities 1,019,824 – – 1,019,824
Office REITs 1,448,949 – – 1,448,949
Oil, Gas & Consumable Fuels 7,841,843 – – 7,841,843
Paper & Forest Products 164,968 – – 164,968
Passenger Airlines 1,308,891 – – 1,308,891
Personal Care Products 438,319 – – 438,319
Pharmaceuticals 5,192,329 – – 5,192,329
Professional Services 4,160,390 – – 4,160,390
Real Estate Management & Development 1,480,468 – – 1,480,468
Residential REITs 848,256 – – 848,256
Retail REITs 2,714,748 – – 2,714,748
Semiconductors & Semiconductor
Equipment 9,444,116 – – 9,444,116
Software 15,395,020 – – 15,395,020
Specialized REITs 885,193 – – 885,193
Specialty Retail 5,006,309 – – 5,006,309
Technology Hardware, Storage &
Peripherals 1,968,469 – – 1,968,469
Textiles, Apparel & Luxury Goods 1,530,188 – – 1,530,188
Tobacco 229,948 – – 229,948
Trading Companies & Distributors 2,513,261 – – 2,513,261
Transportation Infrastructure 17,922 – – 17,922
Water Utilities 784,605 – – 784,605
Wireless Telecommunication Services 400,477 – – 400,477
Total Common Stocks $ 239,981,783 $ – $ – $ 239,981,783
Repurchase Agreements – 34,867,650 – 34,867,650
Rights – – – –

124 - Notes to Financial Statements - October 31, 2025 - Index Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of October 31, 2025, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in
Level 1 Level 2 Level 3 Total
Assets:
Warrants $ – $ – $ 486 $ 486
Total Assets $ 239,992,770 $ 34,867,650 $ 486 $ 274,860,906
Liabilities:
Futures Contracts# $ (10,435) $ – $ – $ (10,435)
Total Liabilities $ (10,435) $ – $ – $ (10,435)
Total $ 239,982,335 $ 34,867,650 $ 486 $ 274,850,471
#
Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
As of October 31, 2025, Small Cap Index held one common stock investment and six rights investments that were categorized as Level 3 investments which were each valued at $0.
Small Cap Index
Rights Warrants Total
Balance as of 10/31/2024 $ — $ — $ —
Accrued Accretion/(Amortization) — — —
Realized Gains (Losses) 10,978 — 10,978
Distributions (10,978) — (10,978)
Purchases — — —
Sales — — —
Change in Unrealized Appreciation/Depreciation — (41) (41)
Transfers into Level 3 — 527 527
Transfers out of Level 3 — — —
Balance as of 10/31/2025 $ — $ 486 $ 486
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 10/31/2025 ** $ — $ (41) $ (41)
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

Index Funds - October 31, 2025 - Notes to Financial Statements - 125
unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of October 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of October 31, 2025:
International Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 48,939
Total $ 48,939
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (22,191)
Total $ (22,191)

126 - Notes to Financial Statements - October 31, 2025 - Index Funds
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended October 31, 2025:
Mid Cap Market Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (3,989)
Total $ (3,989)
NYSE Arca Tech 100 Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 217,451
Total $ 217,451
S&P 500 Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 314,422
Total $ 314,422
Small Cap Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (10,435)
Total $ (10,435)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
International Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 1,235,703
Total $ 1,235,703
Mid Cap Market Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (157,473)
Total $ (157,473)
NYSE Arca Tech 100 Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 603,107
Total $ 603,107

Index Funds - October 31, 2025 - Notes to Financial Statements - 127
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended October 31, 2025:
The following is a summary of the Funds' average volume of derivative instruments held for the year ended October 31, 2025:
S&P 500 Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 823,640
Total $ 823,640
Small Cap Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 192,695
Total $ 192,695
International Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 183,563
Total $ 183,563
Mid Cap Market Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 48,355
Total $ 48,355
NYSE Arca Tech 100 Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 269,309
Total $ 269,309
S&P 500 Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 338,859
Total $ 338,859
Small Cap Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 6,639
Total $ 6,639
International Index
Futures Contracts:
Average Notional Balance Long $ 6,533,889
Mid Cap Market Index
Futures Contracts:
Average Notional Balance Long $ 3,451,748

128 - Notes to Financial Statements - October 31, 2025 - Index Funds
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. As of October 31, 2025, certain Funds have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
(e) TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced,” trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
(f) Securities Lending
During the year ended October 31, 2025, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending (net of fees)”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
NYSE Arca Tech 100 Index
Futures Contracts:
Average Notional Balance Long $ 4,131,722
S&P 500 Index
Futures Contracts:
Average Notional Balance Long $ 11,879,725
Small Cap Index
Futures Contracts:
Average Notional Balance Long $ 1,587,683

Index Funds - October 31, 2025 - Notes to Financial Statements - 129
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of October 31, 2025, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of October 31, 2025, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(g) Joint Repurchase Agreements
During the year ended October 31, 2025, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission ("SEC"), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Bond Index $ 9,909,829
International Index 54,461,283
Mid Cap Market Index 46,274,597
NYSE Arca Tech 100 Index 14,377,158
S&P 500 Index 29,973,264
Small Cap Index 34,867,650

130 - Notes to Financial Statements - October 31, 2025 - Index Funds
As of October 31, 2025, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of October 31, 2025, the joint repos on a gross basis were as follows:
CF Secured, LLC, 4.13%, dated 10/31/2025, due 11/3/2025, repurchase price $300,103,250, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 4.88%, maturing 11/30/2025 - 2/15/2055; total market value $306,105,316.
Deutsche Bank Securities, Inc., 4.14%, dated 10/31/2025, due 11/3/2025, repurchase price $197,933,495, collateralized by U.S. Government Treasury Securities, ranging from 3.63% - 5.38%, maturing 2/15/2031 - 2/15/2044; total market value
$201,822,589.
Marex Capital Markets, Inc., 4.24%, dated 10/31/2025, due 11/3/2025, repurchase price $174,061,480, collateralized by U.S.
Government Treasury Securities, ranging from 0.00% - 4.75%, maturing 11/4/2025 - 2/15/2055; total market value $177,542,711.
Santander US Capital Markets, 4.16%, dated 10/31/2025, due 11/3/2025, repurchase price $51,017,680, collateralized by
U.S. Government Treasury Securities, ranging from 0.00% - 4.63%, maturing 11/4/2025 - 10/31/2032; total market value
$52,038,036.
Santander US Capital Markets, 4.17%, dated 10/31/2025, due 11/3/2025, repurchase price $100,034,750, collateralized by U.S.
Government Agency Securities, ranging from 0.01% - 5.15%, maturing 7/25/2036 - 11/25/2055; total market value $102,035,445.
Bond Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 6,613,766 $ – $ 6,613,766 $ (6,613,766) $ –
Deutsche Bank
Securities, Inc. 296,063 – 296,063 (296,063) –
Marex Capital
Markets, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Santander US Capital
Markets 2,000,000 – 2,000,000 (2,000,000) –
Total $ 9,909,829 $ – $ 9,909,829 $ (9,909,829) $ –

Index Funds - October 31, 2025 - Notes to Financial Statements - 131
International Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 6,834,229 $ – $ 6,834,229 $ (6,834,229) $ –
Deutsche Bank
Securities, Inc. 28,627,054 – 28,627,054 (28,627,054) –
Marex Capital
Markets, Inc. 10,000,000 – 10,000,000 (10,000,000) –
Santander US Capital
Markets 1,000,000 – 1,000,000 (1,000,000) –
Santander US Capital
Markets 8,000,000 – 8,000,000 (8,000,000) –
Total $ 54,461,283 $ – $ 54,461,283 $ (54,461,283) $ –
Mid Cap Market Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 9,271,975 $ – $ 9,271,975 $ (9,271,975) $ –
Deutsche Bank
Securities, Inc. 13,002,622 – 13,002,622 (13,002,622) –
Marex Capital
Markets, Inc. 20,000,000 – 20,000,000 (20,000,000) –
Santander US Capital
Markets 4,000,000 – 4,000,000 (4,000,000) –
Total $ 46,274,597 $ – $ 46,274,597 $ (46,274,597) $ –

132 - Notes to Financial Statements - October 31, 2025 - Index Funds
NYSE Arca Tech 100 Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 8,512,754 $ – $ 8,512,754 $ (8,512,754) $ –
Deutsche Bank
Securities, Inc. 5,864,404 – 5,864,404 (5,864,404) –
Total $ 14,377,158 $ – $ 14,377,158 $ (14,377,158) $ –
S&P 500 Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 3,953,437 $ – $ 3,953,437 $ (3,953,437) $ –
Deutsche Bank
Securities, Inc. 6,019,827 – 6,019,827 (6,019,827) –
Marex Capital
Markets, Inc. 20,000,000 – 20,000,000 (20,000,000) –
Total $ 29,973,264 $ – $ 29,973,264 $ (29,973,264) $ –

Index Funds - October 31, 2025 - Notes to Financial Statements - 133
(h) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s Statement of Operations.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
Small Cap Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 2,104,947 $ – $ 2,104,947 $ (2,104,947) $ –
Deutsche Bank
Securities, Inc. 2,762,703 – 2,762,703 (2,762,703) –
Marex Capital
Markets, Inc. 20,000,000 – 20,000,000 (20,000,000) –
Santander US Capital
Markets 2,000,000 – 2,000,000 (2,000,000) –
Santander US Capital
Markets 8,000,000 – 8,000,000 (8,000,000) –
Total $ 34,867,650 $ – $ 34,867,650 $ (34,867,650) $ –
* As of October 31, 2025, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

134 - Notes to Financial Statements - October 31, 2025 - Index Funds
(i) Distributions to Shareholders
Distributions from net investment income, if any, are declared daily and paid monthly for Bond Index, and are declared and paid quarterly for International Index, Mid Cap Market Index, S&P 500 Index, Small Cap Index, and NYSE Arca Tech 100
Index. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of October 31, 2025 are primarily attributable to foreign currency gain/loss, investments in passive foreign investment companies ("PFICs"), tax equalization, investments in real estate investment trusts, and redesignation of distributions. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of October 31, 2025 may primarily be attributable to outstanding wash sale loss deferrals, treatment of corporate actions, non-taxable distributions, and PFICs. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended October 31, 2025 were as follows:
(j) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(k) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund Capital
Total
Distributable
Earnings (Loss)
Bond Index $ – $ –
International Index – –
Mid Cap Market Index 5,981,804 (5,981,804)
NYSE Arca Tech 100 Index – –
S&P 500 Index – –
Small Cap Index – –

Index Funds - October 31, 2025 - Notes to Financial Statements - 135
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(l) European Union (“EU”) Reclaims
As a result of several court cases, certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, EU reclaim amounts are generally not reflected in the financial statements until payments are received by the Fund or NFA believes it is more likely than not that amounts for a certain country will be received. For U.S. income tax purposes, when EU reclaims are received by the Fund and the
Fund previously passed foreign tax credit on to its shareholders, the Fund may enter into a closing agreement with the Internal
Revenue Service ("IRS") in order to pay the associated tax liability on behalf of the Fund’s shareholders. Income recognized for
EU reclaims is reflected as European Union tax reclaims in the Statements of Operations. Any fees associated with these filings are reflected as European Union tax reclaim fees in the Statements of Operations.
(m) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of October 31, 2025, the subadviser for each Fund is as follows:
Fund Subadviser
Bond Index BlackRock Investment Management, LLC ("BlackRock")
International Index BlackRock
Mid Cap Market Index BlackRock
NYSE Arca Tech 100 Index Mellon Investments Corporation
S&P 500 Index BlackRock
Small Cap Index BlackRock

136 - Notes to Financial Statements - October 31, 2025 - Index Funds
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended October 31, 2025, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until February 28, 2027.
During the year ended October 31, 2025, the following table provides the waiver of such investment advisory fees by NFA for which
NFA shall not be entitled to later seek recoupment.
For the year ended October 31, 2025, the effective advisory fee rates before and after contractual advisory fee waivers and expense reimbursements, due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
Fund Fee Schedule
Advisory Fee
(annual rate)
Bond Index Up to $1.5 billion 0.185%
$1.5 billion up to $3 billion 0.145%
$3 billion and more 0.135%
International Index Up to $1.5 billion 0.245%
$1.5 billion up to $3 billion 0.205%
$3 billion and more 0.195%
Mid Cap Market Index Up to $1.5 billion 0.195%
$1.5 billion up to $3 billion 0.175%
$3 billion and more 0.165%
NYSE Arca Tech 100 Index Up to $50 million 0.448%
$50 million up to $250 million 0.248%
$250 million up to $500 million 0.198%
$500 million and more 0.148%
S&P 500 Index Up to $1.5 billion 0.125%
$1.5 billion up to $3 billion 0.105%
$3.0 billion and more 0.095%
Small Cap Index Up to $1.5 billion 0.19%
$1.5 billion up to $3 billion 0.17%
$3 billion and more 0.16%
Fund
Advisory Fee
Waiver
(annual rate)
Mid Cap Market Index 0.01%
Small Cap Index 0.02
Fund Amount
Mid Cap Market Index $ 54,832
Small Cap Index 45,854
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements *
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Bond Index 0.18 % N/A 0.09%
International Index 0.24 N/A 0.20
Mid Cap Market Index 0.20 0.19% 0.19
NYSE Arca Tech 100 Index 0.22 N/A 0.22
S&P 500 Index 0.12 N/A 0.12
Small Cap Index 0.19 0.17 0.14
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.

Index Funds - October 31, 2025 - Notes to Financial Statements - 137
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by a Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until at least February 28, 2027.
f
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of October 31, 2025, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended October 31, 2025, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement, and the Funds have not recorded a commitment or contingent liability.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended October 31, 2025, NFM earned an aggregate of $1,379,733 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Fund Classes
Amount
(annual rate)
Bond Index All Classes 0.22%
International Index All Classes 0.29
Mid Cap Market Index All Classes 0.30
NYSE Arca Tech 100 Index All Classes 0.68
S&P 500 Index All Classes 0.21
Small Cap Index All Classes 0.28
Fund
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount
Fiscal Year 2025
Amount Total
Bond Index $ 220,409 $ 221,570 $ 247,994 $ 689,973
International Index 463,596 344,675 352,904 1,161,175
Mid Cap Market Index — — — —
NYSE Arca Tech 100 Index — — — —
S&P 500 Index — — — —
Small Cap Index 88,851 46,680 62,280 197,811
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

138 - Notes to Financial Statements - October 31, 2025 - Index Funds
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
October 31, 2025, the Funds’ aggregate portion of such costs amounted to $17,755.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. International Index, Mid
Cap Market Index, NYSE Arca Tech 100 Index, S&P 500 Index and Small Cap Index Class A sales charges range from 0.00% to
5.75%, and Bond Index Class A sales charges range from 0.00% to 2.25% based on the amount of the purchase. During the year ended October 31, 2025, the Funds imposed aggregate front-end sales charges of $229,183. From these fees, NFD retained a portion amounting to $32,745.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class
A shares for certain redemptions made within 18 months of purchase. Applicable Class A CDSCs are 0.75% for Bond Index and
1.00% for International Index, Mid Cap Market Index, NYSE Arca Tech 100 Index, S&P 500 Index and Small Cap Index. During the
year ended October 31, 2025, the Funds did not impose CDSCs.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A, Class R, Institutional Service Class and Service Class shares of each Fund.
For the year ended October 31, 2025, the effective rates for administrative services fees were as follows:
Fund
Class A
Shares
Class R
Shares (a)
Service Class
Shares
Bond Index 0.25% N/A N/A
International Index 0.25 0.50% N/A
Mid Cap Market Index 0.25 0.50 N/A
NYSE Arca Tech 100 Index 0.25 N/A N/A
S&P 500 Index 0.25 0.50 0.15%
Small Cap Index 0.25 0.50 N/A
N/A — Not Applicable.
(a) For Class R Shares, 0.25% of the rate may be either a service fee or distribution fee.
Fund Class A Class R
Institutional
Service Class Service Class
Bond Index 0.17 % N/A 0.25 % N/A
International Index 0.15 0.25% 0.25 N/A
Mid Cap Market Index 0.15 0.25 0.23 N/A
NYSE Arca Tech 100 Index 0.08 N/A 0.13 N/A
S&P 500 Index 0.14 0.23 0.25 0.25%
Small Cap Index 0.16 0.25 0.25 N/A
N/A — Not Applicable.

Index Funds - October 31, 2025 - Notes to Financial Statements - 139
For the year ended October 31, 2025, each Fund’s total administrative services fees were as follows:
As of October 31, 2025, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated in the following table.
Cross trades for the year ended October 31, 2025 were executed by certain Funds pursuant to procedures adopted by the Board of Trustees of the Funds to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust, or between a Fund and other series of
NVIT. The Board of Trustees determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.
Pursuant to these procedures, for the year ended October 31, 2025, the Funds that engaged in securities purchases and sales which resulted in net realized gain (loss), as applicable, were as follows:
4. Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrued interest at the Federal Funds Rate plus the applicable margin. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 1, 2026. During the year ended October 31, 2025, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended October 31, 2025, none of the Funds engaged in interfund lending.
Fund Amount
Bond Index $ 406,565
International Index 674,669
Mid Cap Market Index 425,324
NYSE Arca Tech 100 Index 623,851
S&P 500 Index 3,151,426
Small Cap Index 320,656
Fund
% of Shares
Outstanding
Owned
Bond Index 68.23%
International Index 80.77
Mid Cap Market Index 73.66
NYSE Arca Tech 100 Index 2.05
S&P 500 Index 45.24
Small Cap Index 56.72
Fund
Purchases at
Cost Sales Proceeds
Net Realized
Gain/Loss
S&P 500 Index $ – $ 194,696 $ 158,252
Small Cap Index 6,896 14,918 (10,103)

140 - Notes to Financial Statements - October 31, 2025 - Index Funds
5. Investment Transactions
For the year ended October 31, 2025, purchases and sales of securities (excluding short-term securities) were as follows:
For the year ended October 31, 2025, purchases and sales of U.S. Government securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Index Fund
The Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between the Fund’s performance and that of the index is likely to be negatively affected by the Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares.
(b) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(c) Risks Associated with Mid Cap
Medium-sized companies are usually less stable in price and less liquid than larger, more established companies. Therefore, they generally involve greater risk.
(d) Risks Associated with Smaller company
Smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources.
Therefore, they generally involve greater risk.
(e) TBA Commitments
TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. When entering into
TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
Fund Purchases
*
Sales
*
Bond Index $ 199,819,079 $ 213,948,661
International Index 104,320,151 417,688,561
Mid Cap Market Index 85,862,529 192,106,235
NYSE Arca Tech 100 Index 1,995,843 103,322,577
S&P 500 Index 54,911,732 176,000,401
Small Cap Index 33,329,289 60,146,323
* Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Bond Index $ 50,547,168 $ 52,737,079

Index Funds - October 31, 2025 - Notes to Financial Statements - 141
7. Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is

142 - Notes to Financial Statements - October 31, 2025 - Index Funds
a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(a) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(b) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
9. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax
Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
10. Other
As of October 31, 2025, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
Fund % of Shares
Number of
Accounts
Bond Index 77.23% 3(a)
International Index 33.84 2(a)
Mid Cap Market Index 54.47 4(a)
NYSE Arca Tech 100 Index 10.80 1
S&P 500 Index 60.06 4(a)
Small Cap Index 54.10 3(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.

Index Funds - October 31, 2025 - Notes to Financial Statements - 143
11. Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2025 was as follows:
The tax character of distributions paid during the year ended October 31, 2024 was as follows:
As of October 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of October 31, 2025, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions Return of Capital
Total
Distributions
Paid
Bond Index $ 8,344,959 $ – $ 8,344,959 $ – $ 8,344,959
International Index 29,672,235 – 29,672,235 – 29,672,235
Mid Cap Market Index 12,599,406 48,205,995 60,805,401 – 60,805,401
NYSE Arca Tech 100 Index 4,493,290 157,128,553 161,621,843 – 161,621,843
S&P 500 Index 14,847,085 24,843,979 39,691,064 – 39,691,064
Small Cap Index 4,047,595 6,649,308 10,696,903 – 10,696,903
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Bond Index $ 8,248,535 $ – $ 8,248,535 $ – $ 8,248,535
International Index 30,939,238 – 30,939,238 – 30,939,238
Mid Cap Market Index 8,825,840 31,128,512 39,954,352 – 39,954,352
NYSE Arca Tech 100 Index 3,269,057 34,388,871 37,657,928 – 37,657,928
S&P 500 Index 15,585,301 – 15,585,301 – 15,585,301
Small Cap Index 2,298,912 166,270 2,465,182 – 2,465,182
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)*
Total
Accumulated
Earnings
(Deficit)
Bond Index $ 712,992 $ – $ 712,992 $ (697,103) $ (12,395,686) (13,483,680) (25,863,477)
International Index 18,372,484 26,211,116 44,583,600 – – 376,951,523 421,535,123
Mid Cap Market Index 4,696,495 49,309,221 54,005,716 – – 179,040,477 233,046,193
NYSE Arca Tech 100 Index 752,239 26,159,857 26,912,096 – – 546,983,852 573,895,948
S&P 500 Index 3,608,399 70,018,305 73,626,704 – – 1,146,582,294 1,220,208,998
Small Cap Index 498,626 4,323,687 4,822,313 – – 74,431,152 79,253,465
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Bond Index $ 273,574,843 $ 2,285,842 $ (15,769,522) $ (13,483,680)
International Index 494,879,082 383,923,763 (7,446,639) 376,477,124
Mid Cap Market Index 391,190,532 206,562,621 (27,522,144) 179,040,477
NYSE Arca Tech 100 Index 175,833,220 558,683,427 (11,699,575) 546,983,852
S&P 500 Index 640,723,760 1,177,684,318 (31,102,024) 1,146,582,294
Small Cap Index 200,419,319 101,652,814 (27,221,662) 74,431,152

144 - Notes to Financial Statements - October 31, 2025 - Index Funds
As of October 31, 2025, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of October 31, 2025.
During the year ended October 31, 2025, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the following amounts.
12. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund Amount
Bond Index $ (12,395,686)
Fund Utilized
International Index $ 54,885,909

Index Funds - October 31, 2025 - Report of Independent Registered Public Accounting Firm - 145
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide Bond Index Fund, Nationwide
International Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide NYSE Arca Tech 100 Index Fund,
Nationwide S&P 500 Index Fund and Nationwide Small Cap Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Nationwide
Bond Index Fund, Nationwide International Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide NYSE Arca Tech
100 Index Fund, Nationwide S&P 500 Index Fund and Nationwide Small Cap Index Fund (six of the funds constituting Nationwide
Mutual Funds, hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October
31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.

146 - Supplemental Information - October 31, 2025 (Unaudited) - Index Funds
Other Federal Tax Information
For the year ended October 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2025 Form 1099-DIV.
For the taxable year ended October 31, 2025, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of October 31, 2025, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
October 31, 2025, the foreign tax credit for each Fund was as follows:
Fund
Dividends Received
Deduction
Bond Index – %
International Index –
Mid Cap Market Index 44 .83
NYSE Arca Tech 100 Index 100 .00
S&P 500 Index 100 .00
Small Cap Index 45 .19
Fund Amount
Bond Index $ –
International Index –
Mid Cap Market Index 54,187,799
NYSE Arca Tech 100 Index 157,128,553
S&P 500 Index 24,843,979
Small Cap Index 6,649,308
Fund Amount Per Share
Bond Index $ – $ –
International Index 22,570,608 0.2905
Mid Cap Market Index – –
NYSE Arca Tech 100 Index – –
S&P 500 Index – –
Small Cap Index – –
Fund Amount Per Share
Bond Index $ – $ –
International Index 855,710 0.0110
Mid Cap Market Index – –
NYSE Arca Tech 100 Index – –
S&P 500 Index – –
Small Cap Index – –

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-IDX (12-25)
Call 800-848-0920 to request a paper copy of a summary prospectus, statutory prospectus, Statement of Additional Information
(SAI), or shareholder report. You may also download these documents at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds are distributed by Nationwide Fund Distributors, LLC (NFD), Member FINRA, Columbus, OH. Nationwide
Life Insurance Company, Nationwide Life and Annuity Company, Nationwide Investment Services Corporation and Nationwide
Fund Distributors are separate but affiliated companies. NFD is not affiliated with any subadviser contracted by Nationwide Fund
Advisors, except for Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company .
© 2025 Nationwide

Annual Financial Statements
October 31, 2025
Nationwide Mutual Funds
International Funds
Nationwide Bailard International Equities Fund
Nationwide Global Sustainable Equity Fund
Nationwide International Small Cap Fund
Nationwide Strategic Income Fund
(formerly, Nationwide Amundi Strategic Income Fund)
IMPORTANT INFORMATION
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by:
- Calling 1-800-848-0920
- Logging into your account at https://www.nationwide.com/personal/investing/mutual-funds/
and choosing ‘Log in’, or by contacting your financial intermediary (such as a broker-dealer or bank).
You can access the full report and other details online at
https://www.nationwide.com/personal/investing/mutual-funds/prospectuses-fund-documents/

Nationwide Funds
®
Important Disclosure Information
Third-party information has been obtained from sources that Nationwide Fund Advisors (“NFA”), the Investment Adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, its affiliated advisers, or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or rollover any asset, adopt an investment strategy, retain a specific investment manager, or use a particular account type. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (“SEC”)
for the first and third quarters of each fiscal year on Form N-PORT. Copies of the first and third-quarter holdings are available with the Fund’s regulatory documents at https://www.nationwide.com/mutual-funds-prospectuses.jsp . Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and
Forms N-MFP are available on the SEC’s website at http://ww w .sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund.
The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted for proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available:
- By calling 800-848-0920
- On the Fund’s website at https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/
- On the SEC’s website at http://www.sec.gov
Funds are required to disclose proxy votes using the issuer’s proxy card language and order, categorize votes by topic, and report shares voted versus shares loaned but not recalled.

Statement of Investments 2
Statements of Assets and Liabilities 40
Statements of Operations 44
Statements of Changes in Net Assets 46
Financial Highlights 52
Notes to Financial Statements 56
Report of Independent Registered Public Accounting Firm 82
Supplemental Information 83

2 - Statement of Investments - October 31, 2025 - Nationwide Bailard International Equities Fund
Common Stocks 98 .9%
Shares Value ($)
AUSTRALIA 2 .5%
Banks 0 .2%
National Australia Bank Ltd. 21,000 600,896
Broadline Retail 0 .7%
Wesfarmers Ltd. 32,000 1,754,891
Capital Markets 0 .3%
Macquarie Group Ltd. 5,000 713,349
Consumer Staples Distribution & Retail 0 .4%
Coles Group Ltd. 70,000 1,009,907
Metals & Mining 0 .9%
BHP Group Ltd. (a) 55,000 1,565,232
Rio Tinto plc 13,000 930,710
2,495,942
6,574,985
AUSTRIA 0 .4%
Banks 0 .4%
Erste Group Bank AG 10,000 1,034,353
BELGIUM 0 .4%
Banks 0 .4%
KBC Group NV 8,000 965,074
BRAZIL 1 .0%
Banks 0 .5%
Itau Unibanco Holding SA, ADR 180,000 1,324,800
Chemicals 0 .5%
Yara International ASA 34,000 1,239,878
2,564,678
CANADA 2 .7%
Banks 0 .7%
Canadian Imperial Bank of
Commerce 20,000 1,657,124
Construction & Engineering 0 .4%
Stantec, Inc. (a) 10,000 1,107,412
Consumer Staples Distribution & Retail 0 .4%
Loblaw Cos. Ltd. 28,000 1,112,773
Insurance 0 .2%
Manulife Financial Corp. 18,000 582,525
Metals & Mining 0 .4%
Kinross Gold Corp. 50,000 1,162,000
Oil, Gas & Consumable Fuels 0 .6%
Suncor Energy, Inc. 32,000 1,274,250
6,896,084
CHINA 2 .5%
Automobiles 0 .3%
BYD Co. Ltd., Class H 60,000 777,442
Banks 0 .5%
BOC Hong Kong Holdings Ltd. 290,000 1,425,668
Broadline Retail 0 .9%
Alibaba Group Holding Ltd., ADR
(a) 9,000 1,533,870
PDD Holdings, Inc., ADR * 5,000 674,350
2,208,220
Hotels, Restaurants & Leisure 0 .2%
Meituan, Class B Reg. S *(b) 40,000 526,949
Common Stocks
Shares Value ($)
CHINA
Interactive Media & Services 0 .6%
Tencent Holdings Ltd. 20,000 1,625,700
6,563,979
DENMARK 0 .9%
Banks 0 .4%
Danske Bank A/S 23,000 1,026,776
Pharmaceuticals 0 .5%
Novo Nordisk A/S, Class B 25,000 1,233,426
2,260,202
FINLAND 1 .2%
Machinery 0 .8%
Kone OYJ, Class B 16,000 1,069,177
Wartsila OYJ Abp 35,000 1,146,239
2,215,416
Pharmaceuticals 0 .4%
Orion OYJ, Class B 13,000 907,948
3,123,364
FRANCE 7 .0%
Aerospace & Defense 1 .7%
Airbus SE 9,000 2,219,468
Safran SA 6,000 2,129,891
4,349,359
Banks 0 .4%
BNP Paribas SA 13,000 1,005,491
Building Products 0 .4%
Cie de Saint-Gobain SA 12,000 1,164,773
Chemicals 0 .8%
Air Liquide SA 11,200 2,170,159
Construction & Engineering 0 .4%
Eiffage SA 9,000 1,109,829
Diversified Telecommunication Services 0 .4%
Orange SA 65,000 1,035,149
Food Products 0 .6%
Danone SA 17,000 1,501,539
Health Care Equipment & Supplies 0 .4%
EssilorLuxottica SA 3,000 1,101,543
Insurance 0 .3%
AXA SA 15,000 650,591
Oil, Gas & Consumable Fuels 0 .8%
TotalEnergies SE 35,000 2,179,547
Textiles, Apparel & Luxury Goods 0 .8%
Hermes International SCA 300 741,214
LVMH Moet Hennessy Louis
Vuitton SE 1,800 1,272,730
2,013,944
18,281,924
GERMANY 9 .8%
Aerospace & Defense 0 .8%
Rheinmetall AG 1,100 2,158,423
Air Freight & Logistics 0 .4%
Deutsche Post AG 20,000 918,031
Construction Materials 0 .7%
Heidelberg Materials AG 8,000 1,873,064

Nationwide Bailard International Equities Fund - October 31, 2025 - Statement of Investments - 3
Common Stocks
Shares Value ($)
GERMANY
Diversified Telecommunication Services 0 .9%
Deutsche Telekom AG
(Registered) 75,000 2,324,900
Electrical Equipment 1 .0%
Siemens Energy AG * 20,000 2,477,606
Household Products 0 .2%
Henkel AG & Co. KGaA
(Preference) 7,500 607,504
Industrial Conglomerates 1 .1%
Siemens AG (Registered) 10,000 2,829,964
Insurance 1 .2%
Allianz SE (Registered) 4,500 1,807,028
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 2,000 1,236,464
3,043,492
Machinery 0 .3%
GEA Group AG 12,000 857,468
Multi-Utilities 0 .4%
E.ON SE 55,000 1,023,153
Pharmaceuticals 0 .3%
Bayer AG (Registered) 25,000 776,783
Semiconductors & Semiconductor Equipment 0 .5%
Infineon Technologies AG 33,000 1,305,276
Software 1 .6%
SAP SE 17,000 4,392,773
Textiles, Apparel & Luxury Goods 0 .4%
adidas AG 5,000 944,607
25,533,044
HONG KONG 1 .1%
Food Products 0 .4%
WH Group Ltd. Reg. S (b) 1,100,000 1,054,689
Insurance 0 .5%
AIA Group Ltd. 130,000 1,264,930
Machinery 0 .2%
Techtronic Industries Co. Ltd. 55,000 643,036
2,962,655
INDONESIA 0 .5%
Industrial Conglomerates 0 .5%
Jardine Matheson Holdings Ltd. 21,914 1,287,769
IRELAND 0 .4%
Banks 0 .4%
AIB Group plc 100,000 920,689
ISRAEL 0 .5%
Banks 0 .5%
Bank Hapoalim BM 65,000 1,320,287
ITALY 4 .7%
Automobiles 0 .3%
Ferrari NV 2,000 799,898
Banks 1 .3%
Intesa Sanpaolo SpA 280,000 1,802,551
UniCredit SpA 23,000 1,701,312
3,503,863
Common Stocks
Shares Value ($)
ITALY
Electric Utilities 1 .0%
Enel SpA 250,000 2,527,605
Electrical Equipment 1 .0%
Prysmian SpA 25,000 2,596,084
Insurance 0 .8%
Generali (a) 25,000 961,802
Poste Italiane SpA Reg. S (b) 43,000 1,035,986
1,997,788
Pharmaceuticals 0 .3%
Recordati Industria Chimica e
Farmaceutica SpA 12,000 712,228
12,137,466
JAPAN 21 .1%
Automobiles 1 .1%
Honda Motor Co. Ltd. 75,000 761,521
Suzuki Motor Corp. 60,000 895,618
Toyota Motor Corp. 60,000 1,223,679
2,880,818
Banks 1 .7%
Mitsubishi UFJ Financial Group,
Inc. 125,000 1,887,646
Sumitomo Mitsui Financial Group,
Inc. (a) 55,000 1,488,715
Sumitomo Mitsui Trust Group, Inc. 35,000 964,103
4,340,464
Beverages 0 .9%
Asahi Group Holdings Ltd. 125,000 1,345,913
Kirin Holdings Co. Ltd. (a) 65,000 911,838
2,257,751
Building Products 0 .4%
Daikin Industries Ltd. 10,000 1,166,897
Chemicals 1 .0%
Mitsubishi Chemical Group Corp.
(a) 100,000 521,872
Nitto Denko Corp. (a) 45,000 1,119,690
Shin-Etsu Chemical Co. Ltd. 30,000 906,048
2,547,610
Consumer Staples Distribution & Retail 0 .4%
Seven & i Holdings Co. Ltd. (a) 90,000 1,146,787
Electrical Equipment 0 .7%
Mitsubishi Electric Corp. 65,000 1,836,272
Entertainment 0 .3%
Nintendo Co. Ltd. 9,000 771,065
Financial Services 0 .5%
ORIX Corp. 50,000 1,219,181
Health Care Equipment & Supplies 1 .0%
Hoya Corp. 8,000 1,296,813
Olympus Corp. 100,000 1,236,918
2,533,731
Household Durables 1 .1%
Panasonic Holdings Corp. 100,000 1,163,437
Sony Group Corp. 60,000 1,679,283
2,842,720
Industrial Conglomerates 0 .9%
Hitachi Ltd. 70,000 2,400,904
Insurance 0 .5%
MS&AD Insurance Group
Holdings, Inc. 60,000 1,235,614

4 - Statement of Investments - October 31, 2025 - Nationwide Bailard International Equities Fund
Common Stocks
Shares Value ($)
JAPAN
IT Services 0 .8%
NEC Corp. 55,000 1,996,271
Machinery 1 .1%
Komatsu Ltd. 45,000 1,502,881
Kubota Corp. (a) 100,000 1,303,791
2,806,672
Personal Care Products 0 .3%
Kao Corp. 16,000 676,478
Pharmaceuticals 1 .6%
Astellas Pharma, Inc. 105,000 1,098,331
Daiichi Sankyo Co. Ltd. 50,000 1,196,512
Otsuka Holdings Co. Ltd. 17,000 921,122
Takeda Pharmaceutical Co. Ltd. 35,000 946,622
4,162,587
Professional Services 0 .5%
Recruit Holdings Co. Ltd. 27,000 1,350,507
Real Estate Management & Development 0 .8%
Daito Trust Construction Co. Ltd. 40,000 746,034
Daiwa House Industry Co. Ltd. 40,000 1,356,190
2,102,224
Semiconductors & Semiconductor Equipment 2 .2%
Advantest Corp. 11,000 1,645,595
Renesas Electronics Corp. 65,000 802,255
SCREEN Holdings Co. Ltd. (a) 13,000 1,232,331
Tokyo Electron Ltd. 9,000 1,996,576
5,676,757
Specialty Retail 0 .5%
Fast Retailing Co. Ltd. 3,300 1,208,445
Technology Hardware, Storage & Peripherals 0 .8%
Canon, Inc. (a) 40,000 1,147,713
FUJIFILM Holdings Corp. 35,000 811,395
1,959,108
Textiles, Apparel & Luxury Goods 0 .3%
Asics Corp. 31,000 789,904
Trading Companies & Distributors 0 .9%
ITOCHU Corp. 17,000 979,963
Sumitomo Corp. 50,000 1,451,414
2,431,377
Wireless Telecommunication Services 0 .8%
KDDI Corp. 43,000 685,653
SoftBank Corp. (a) 400,000 566,839
SoftBank Group Corp. 5,000 871,950
2,124,442
54,464,586
MACAU 0 .3%
Hotels, Restaurants & Leisure 0 .3%
Sands China Ltd. 300,000 778,636
MEXICO 0 .4%
Wireless Telecommunication Services 0 .4%
America Movil SAB de CV, ADR 50,000 1,138,500
NETHERLANDS 3 .6%
Banks 0 .5%
ING Groep NV 50,000 1,253,487
Biotechnology 0 .3%
Argenx SE, ADR * 1,000 818,500
Consumer Staples Distribution & Retail 0 .5%
Koninklijke Ahold Delhaize NV 30,000 1,227,939
Common Stocks
Shares Value ($)
NETHERLANDS
Diversified Telecommunication Services 0 .3%
Koninklijke KPN NV 170,000 786,817
Semiconductors & Semiconductor Equipment 2 .0%
ASML Holding NV (Registered),
ADR 5,000 5,296,149
9,382,892
NORWAY 1 .3%
Diversified Telecommunication Services 0 .5%
Telenor ASA 80,000 1,189,904
Food Products 0 .4%
Orkla ASA 103,000 1,044,367
Oil, Gas & Consumable Fuels 0 .4%
Equinor ASA 43,000 1,030,272
3,264,543
SINGAPORE 3 .2%
Aerospace & Defense 0 .2%
Singapore Technologies
Engineering Ltd. 80,000 520,605
Banks 1 .2%
DBS Group Holdings Ltd. 35,000 1,448,351
United Overseas Bank Ltd. 55,000 1,464,546
2,912,897
Broadline Retail 0 .8%
Sea Ltd., ADR * 14,000 2,187,500
Capital Markets 0 .6%
Singapore Exchange Ltd. 125,000 1,621,409
Diversified Telecommunication Services 0 .4%
Singapore Telecommunications
Ltd. 340,000 1,108,659
8,351,070
SOUTH KOREA 2 .8%
Automobiles 0 .6%
Kia Corp. 20,000 1,679,733
Banks 0 .4%
KB Financial Group, Inc. 14,000 1,140,803
Machinery 0 .3%
HD Hyundai Heavy Industries Co.
Ltd. 2,000 842,160
Semiconductors & Semiconductor Equipment 0 .9%
SK hynix, Inc. 5,500 2,148,694
Technology Hardware, Storage & Peripherals 0 .6%
Samsung Electronics Co. Ltd. 20,000 1,505,629
7,317,019
SPAIN 5 .6%
Banks 2 .2%
Banco Bilbao Vizcaya Argentaria
SA (a) 175,000 3,529,154
CaixaBank SA (a) 180,000 1,901,277
5,430,431
Construction & Engineering 0 .7%
ACS Actividades de Construccion
y Servicios SA 22,722 1,865,096
Diversified Telecommunication Services 0 .3%
Telefonica SA (a) 145,000 733,219

Nationwide Bailard International Equities Fund - October 31, 2025 - Statement of Investments - 5
Common Stocks
Shares Value ($)
SPAIN
Electric Utilities 1 .3%
Endesa SA 37,000 1,325,923
Iberdrola SA 102,133 2,067,802
3,393,725
Specialty Retail 0 .6%
Industria de Diseno Textil SA (a) 30,000 1,653,834
Transportation Infrastructure 0 .5%
Aena SME SA Reg. S (b) 50,000 1,357,245
14,433,550
SWEDEN 2 .2%
Banks 0 .5%
Skandinaviska Enskilda Banken
AB, Class A 70,000 1,336,178
Commercial Services & Supplies 0 .5%
Securitas AB, Class B (a) 80,000 1,180,245
Communications Equipment 0 .6%
Telefonaktiebolaget LM Ericsson,
Class B 150,000 1,513,791
Machinery 0 .6%
Sandvik AB 25,000 759,089
Volvo AB, Class B 30,000 827,601
1,586,690
5,616,904
SWITZERLAND 1 .6%
Capital Markets 0 .3%
UBS Group AG (Registered) 17,000 649,306
Electrical Equipment 0 .6%
ABB Ltd. (Registered) 23,000 1,707,326
Insurance 0 .3%
Zurich Insurance Group AG (a) 1,000 694,907
Textiles, Apparel & Luxury Goods 0 .4%
Cie Financiere Richemont SA
(Registered) 5,500 1,086,943
4,138,482
TAIWAN 1 .7%
Semiconductors & Semiconductor Equipment 1 .7%
Alchip Technologies Ltd. 4,000 450,552
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR 13,000 3,905,590
4,356,142
UNITED KINGDOM 11 .0%
Aerospace & Defense 0 .9%
BAE Systems plc 28,000 689,415
Rolls-Royce Holdings plc 100,000 1,534,065
2,223,480
Banks 1 .7%
Barclays plc 350,000 1,871,700
HSBC Holdings plc 115,000 1,602,459
NatWest Group plc 160,000 1,227,793
4,701,952
Beverages 0 .2%
Diageo plc 18,000 414,285
Broadline Retail 0 .4%
Next plc 6,000 1,128,593
Capital Markets 0 .9%
3i Group plc 40,000 2,311,892
Common Stocks
Shares Value ($)
UNITED KINGDOM
Diversified Consumer Services 0 .4%
Pearson plc 75,000 1,044,172
Hotels, Restaurants & Leisure 0 .9%
Compass Group plc 35,000 1,157,335
InterContinental Hotels Group plc 10,000 1,202,736
2,360,071
Household Products 0 .6%
Reckitt Benckiser Group plc 20,000 1,527,046
Insurance 0 .3%
Admiral Group plc 17,000 731,617
Multi-Utilities 0 .6%
Centrica plc 615,000 1,448,618
Personal Care Products 1 .2%
Unilever plc 53,000 3,180,118
Pharmaceuticals 1 .8%
AstraZeneca plc, ADR 56,000 4,614,400
Professional Services 0 .8%
Intertek Group plc 17,000 1,133,331
RELX plc 24,000 1,060,802
2,194,133
Software 0 .3%
Sage Group plc (The) 50,000 755,140
28,635,517
UNITED STATES 8 .5%
Construction & Engineering 0 .5%
Ferrovial SE 20,000 1,228,509
Electrical Equipment 0 .9%
Schneider Electric SE 8,000 2,269,042
Entertainment 0 .6%
Spotify Technology SA * 2,300 1,507,236
Food Products 0 .7%
Nestle SA (Registered) 19,000 1,815,056
Oil, Gas & Consumable Fuels 1 .5%
BP plc 260,000 1,520,000
Shell plc 62,000 2,316,336
3,836,336
Pharmaceuticals 4 .3%
GSK plc 100,000 2,343,075
Haleon plc 230,000 1,070,907
Novartis AG (Registered) 30,000 3,712,480
Roche Holding AG 10,000 3,229,296
Sanofi SA 10,000 1,011,711
11,367,469
22,023,648
Total Common Stocks
(cost $180,465,890) 256,328,042

6 - Statement of Investments - October 31, 2025 - Nationwide Bailard International Equities Fund
Repurchase Agreements 6 .3%
Principal
Amount ($) Value ($)
CF Secured, LLC, 4.13%,
dated 10/31/2025, due
11/3/2025, repurchase price
$15,414,687, collateralized
by U.S. Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
11/30/2025 - 2/15/2055; total
market value $15,722,981.
(c)(d) 15,409,383 15,409,383
Marex Capital Markets, Inc.,
4.24%, dated 10/31/2025, due
11/3/2025, repurchase price
$1,000,353, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.75%, maturing
11/4/2025 - 2/15/2055; total
market value $1,020,360.(c)
(d) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $16,409,383) 16,409,383
Total Investments
(cost $196,875,273) — 105.2% 272,737,425
Liabilities in excess of other assets — (5.2)% (13,416,231)
NET ASSETS — 100.0%
$259,321,194
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
October 31, 2025. The total value of securities on loan
as of October 31, 2025 was $16,812,368, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $16,409,383 and by
$1,237,707 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.00%, and maturity dates ranging from 11/20/2025 -
11/15/2054, a total value of $17,647,090.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of October 31, 2025 was $3,974,869 which
represents 1.53% of net assets.
(c) Security was purchased with cash collateral held
from securities on loan. The total value of securities
purchased with cash collateral as of October 31, 2025 was
$16,409,383.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
Preference A special type of equity investment that
shares in the earnings of the company, has
limited voting rights, and may have a dividend
preference. Preference shares may also have
liquidation preference.
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
The accompanying notes are an integral part of these financial statements.

Nationwide Global Sustainable Equity Fund - October 31, 2025 - Statement of Investments - 7
Common Stocks 98 .4%
Shares Value ($)
BRAZIL 1 .2%
Broadline Retail 1 .2%
MercadoLibre, Inc. * 1,282 2,983,547
CANADA 0 .7%
Ground Transportation 0 .7%
Canadian Pacific Kansas City Ltd. 25,256 1,817,169
CHINA 0 .0%
†
Chemicals 0 .0%
†
Tianhe Chemicals Group Ltd. *^∞ 2,702,000 0
FRANCE 1 .8%
Food Products 1 .8%
Danone SA 48,470 4,281,152
GERMANY 1 .1%
Machinery 1 .1%
Knorr-Bremse AG 29,898 2,777,343
IRELAND 2 .8%
Banks 2 .8%
Bank of Ireland Group plc 413,351 6,768,304
ITALY 1 .1%
Electrical Equipment 1 .1%
Prysmian SpA 26,205 2,721,216
JAPAN 4 .3%
Electronic Equipment, Instruments & Components 1 .3%
Keyence Corp. 8,600 3,190,300
Household Durables 1 .9%
Sony Group Corp. 168,000 4,701,992
Machinery 1 .1%
FANUC Corp. 78,800 2,592,233
10,484,525
NETHERLANDS 4 .3%
Entertainment 1 .0%
Universal Music Group NV 91,701 2,459,974
Health Care Equipment & Supplies 1 .4%
Koninklijke Philips NV 120,540 3,291,621
Semiconductors & Semiconductor Equipment 1 .9%
ASML Holding NV 4,456 4,718,255
10,469,850
NORWAY 1 .2%
Oil, Gas & Consumable Fuels 1 .2%
Equinor ASA 119,339 2,859,341
SPAIN 2 .3%
Banks 2 .3%
Banco Bilbao Vizcaya Argentaria
SA 281,218 5,671,208
UNITED KINGDOM 2 .8%
Personal Care Products 1 .3%
Unilever plc 52,181 3,157,599
Pharmaceuticals 1 .5%
AstraZeneca plc 21,596 3,557,461
6,715,060
UNITED STATES 74 .8%
Automobile Components 1 .1%
Aptiv plc * 31,829 2,581,332
Common Stocks
Shares Value ($)
UNITED STATES
Automobiles 0 .7%
Rivian Automotive, Inc., Class A * 127,254 1,726,837
Banks 2 .1%
First Horizon Corp. 238,170 5,087,311
Biotechnology 1 .1%
Vertex Pharmaceuticals, Inc. * 6,145 2,615,128
Broadline Retail 4 .1%
Amazon.com, Inc. * 40,692 9,937,800
Building Products 2 .7%
Advanced Drainage Systems, Inc. 24,451 3,424,362
Masco Corp. 17,222 1,115,297
Owens Corning 16,765 2,134,352
6,674,011
Chemicals 1 .7%
International Flavors &
Fragrances, Inc. 46,632 2,936,417
Linde plc 2,867 1,199,266
4,135,683
Commercial Services & Supplies 0 .6%
Montrose Environmental Group,
Inc. * 52,585 1,360,900
Construction & Engineering 2 .1%
AECOM 38,498 5,172,206
Consumer Finance 1 .9%
Capital One Financial Corp. 21,001 4,620,010
Electrical Equipment 1 .7%
GE Vernova, Inc. 3,538 2,070,225
Regal Rexnord Corp. 14,953 2,106,728
4,176,953
Energy Equipment & Services 0 .9%
SLB Ltd. 60,207 2,171,064
Entertainment 3 .2%
Take-Two Interactive Software,
Inc. * 12,169 3,119,767
Walt Disney Co. (The) 40,944 4,611,113
7,730,880
Financial Services 2 .3%
Apollo Global Management, Inc. 19,357 2,406,269
Visa, Inc., Class A 9,344 3,183,874
5,590,143
Health Care Equipment & Supplies 1 .3%
Alcon AG 42,367 3,153,882
Health Care Providers & Services 1 .6%
UnitedHealth Group, Inc. 11,402 3,894,467
Insurance 2 .4%
Marsh & McLennan Cos., Inc. 15,210 2,709,662
Progressive Corp. (The) 14,829 3,054,774
5,764,436
Interactive Media & Services 5 .6%
Alphabet, Inc., Class A 41,183 11,580,247
Pinterest, Inc., Class A * 61,966 2,051,075
13,631,322
IT Services 1 .2%
MongoDB, Inc., Class A * 8,328 2,996,581
Life Sciences Tools & Services 1 .3%
Bio-Rad Laboratories, Inc., Class
A * 9,527 3,044,353

8 - Statement of Investments - October 31, 2025 - Nationwide Global Sustainable Equity Fund
Common Stocks
Shares Value ($)
UNITED STATES
Machinery 1 .9%
Ingersoll Rand, Inc. 32,169 2,455,459
Parker-Hannifin Corp. 2,902 2,242,753
4,698,212
Multi-Utilities 0 .6%
CMS Energy Corp. 19,716 1,450,112
Oil, Gas & Consumable Fuels 2 .2%
Devon Energy Corp. 52,297 1,699,130
Expand Energy Corp. 35,924 3,711,308
5,410,438
Pharmaceuticals 3 .9%
Eli Lilly & Co. 7,436 6,416,227
Haleon plc 666,075 3,101,325
9,517,552
Semiconductors & Semiconductor Equipment 12 .3%
Advanced Micro Devices, Inc. * 13,968 3,577,484
Broadcom, Inc. 24,788 9,162,388
Intel Corp. * 57,849 2,313,382
Micron Technology, Inc. 19,155 4,286,314
NVIDIA Corp. 35,430 7,174,221
QUALCOMM, Inc. 17,290 3,127,761
29,641,550
Software 11 .4%
Atlassian Corp., Class A * 15,859 2,686,832
Common Stocks
Shares Value ($)
UNITED STATES
Software
Autodesk, Inc. * 8,827 2,659,928
Cadence Design Systems, Inc. * 9,933 3,364,208
Dynatrace, Inc. * 58,112 2,938,724
Microsoft Corp. 24,492 12,682,202
ServiceNow, Inc. * 3,514 3,230,350
27,562,244
Specialty Retail 1 .5%
TJX Cos., Inc. (The) 26,252 3,678,955
Wireless Telecommunication Services 1 .4%
T-Mobile US, Inc. 16,714 3,510,776
181,535,138
Total Common Stocks
(cost $171,512,322) 239,083,853
Total Investments
(cost $171,512,322) — 98.4% 239,083,853
Other assets in excess of liabilities — 1.6% 3,881,476
NET ASSETS — 100.0%
$242,965,329
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
The accompanying notes are an integral part of these financial statements.

Nationwide International Small Cap Fund - October 31, 2025 - Statement of Investments - 9
Common Stocks 98 .4%
Shares Value ($)
AUSTRALIA 5 .6%
Banks 0 .3%
Judo Capital Holdings Ltd. * 790,927 871,802
Chemicals 0 .1%
Nufarm Ltd. * 114,670 155,960
Containers & Packaging 0 .2%
Orora Ltd. 387,704 510,096
Diversified REITs 1 .7%
Charter Hall Group 138,028 2,023,369
Stockland 621,399 2,560,664
4,584,033
Financial Services 1 .1%
Challenger Ltd. 310,801 1,897,486
Liberty Financial Group Ltd. Reg.
S 331,307 891,856
2,789,342
IT Services 0 .3%
NEXTDC Ltd. * 79,626 817,773
Metals & Mining 1 .7%
Genesis Minerals Ltd. * 361,399 1,373,235
Lynas Rare Earths Ltd. * 33,689 331,093
Pilbara Minerals Ltd. *(a) 353,901 763,257
Sandfire Resources Ltd. *(a) 184,573 1,966,111
4,433,696
Software 0 .2%
SiteMinder Ltd. * 112,374 520,527
14,683,229
AUSTRIA 2 .1%
Banks 1 .6%
Addiko Bank AG * 6,481 157,719
BAWAG Group AG Reg. S (b) 32,542 4,198,119
4,355,838
Construction Materials 0 .5%
Wienerberger AG 41,383 1,227,996
5,583,834
BELGIUM 1 .9%
Banks 0 .5%
KBC Ancora 15,743 1,237,783
Electric Utilities 0 .5%
Elia Group SA/NV (a) 11,601 1,397,431
Health Care REITs 0 .1%
Aedifica SA 3,536 258,173
Real Estate Management & Development 0 .8%
VGP NV (a) 18,171 2,098,569
4,991,956
BRAZIL 2 .5%
Ground Transportation 0 .8%
Rumo SA 681,641 2,017,068
Health Care Providers & Services 0 .1%
Hapvida Participacoes e
Investimentos S/A Reg. S *(b) 40,388 234,823
Software 0 .9%
TOTVS SA 299,592 2,470,822
Wireless Telecommunication Services 0 .7%
TIM SA 380,730 1,718,962
6,441,675
Common Stocks
Shares Value ($)
CANADA 4 .1%
Chemicals 0 .1%
Methanex Corp. (a) 7,929 312,061
Metals & Mining 2 .7%
Alphamin Resources Corp. (a) 980,021 747,654
Collective Mining Ltd. * 87,155 994,246
Faraday Copper Corp. * 875,280 1,404,142
LunR Royalties Corp. *∞ 39,007 40,049
Montage Gold Corp. * 273,860 1,359,000
NGEx Minerals Ltd. * 156,029 2,541,986
7,087,077
Oil, Gas & Consumable Fuels 1 .1%
Advantage Energy Ltd. * 57,337 455,000
Birchcliff Energy Ltd. 128,468 599,038
NuVista Energy Ltd. *(a) 53,702 638,657
Peyto Exploration & Development
Corp. (a) 15,023 218,830
PrairieSky Royalty Ltd. (a) 27,316 490,405
Topaz Energy Corp. (a) 19,278 342,250
2,744,180
Textiles, Apparel & Luxury Goods 0 .2%
Canada Goose Holdings, Inc. * 41,536 578,374
10,721,692
CHILE 0 .2%
Metals & Mining 0 .2%
Marimaca Copper Corp. *(a) 74,016 575,747
CHINA 2 .2%
Automobile Components 0 .1%
Minth Group Ltd. 46,537 206,456
Biotechnology 0 .4%
Zai Lab Ltd., ADR * 39,368 1,028,686
Gas Utilities 0 .5%
ENN Energy Holdings Ltd. 134,769 1,173,865
Health Care Equipment & Supplies 0 .2%
Shandong Weigao Group Medical
Polymer Co. Ltd., Class H 835,034 582,266
Life Sciences Tools & Services 0 .2%
Hangzhou Tigermed Consulting
Co. Ltd., Class H Reg. S (b) 96,416 577,848
Machinery 0 .3%
Airtac International Group 23,735 701,270
Professional Services 0 .2%
Kanzhun Ltd., ADR 19,000 421,040
Software 0 .1%
Pony AI, Inc., ADR * 16,255 303,643
Specialty Retail 0 .0%
†
Zhongsheng Group Holdings Ltd. 67,227 105,911
Trading Companies & Distributors 0 .2%
BOC Aviation Ltd. Reg. S (b) 69,838 611,722
5,712,707
CYPRUS 0 .5%
Banks 0 .5%
Bank of Cyprus Holdings plc 139,900 1,272,243
DENMARK 2 .4%
Beverages 0 .5%
Royal Unibrew A/S 18,591 1,405,349

10 - Statement of Investments - October 31, 2025 - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
DENMARK
Biotechnology 0 .5%
Ascendis Pharma A/S, ADR * 5,890 1,187,424
Insurance 0 .1%
Alm Brand A/S 94,433 265,828
Machinery 0 .8%
FLSmidth & Co. A/S 29,511 2,299,691
Pharmaceuticals 0 .5%
ALK-Abello A/S, Class B * 35,783 1,179,628
6,337,920
FINLAND 1 .4%
Chemicals 0 .4%
Kemira OYJ (a) 48,049 1,057,769
Machinery 1 .0%
Konecranes OYJ 27,492 2,712,874
3,770,643
FRANCE 2 .9%
Automobile Components 0 .3%
Valeo SE 54,929 759,153
Energy Equipment & Services 0 .1%
Technip Energies NV 3,949 160,345
Ground Transportation 0 .7%
Ayvens SA Reg. S (b) 146,465 1,953,894
Household Durables 0 .2%
Kaufman & Broad SA 14,454 486,458
Media 0 .8%
JCDecaux SE 108,722 1,979,221
Oil, Gas & Consumable Fuels 0 .2%
Gaztransport Et Technigaz SA 2,929 579,397
Pharmaceuticals 0 .6%
Medincell SA * 34,974 1,551,969
7,470,437
GERMANY 1 .3%
Automobile Components 0 .3%
Aumovio SE * 16,592 713,354
Biotechnology 0 .3%
Immatics NV * 86,756 884,044
Diversified Telecommunication Services 0 .7%
United Internet AG (Registered) 56,037 1,728,324
Professional Services 0 .0%
†
Bertrandt AG 5,094 117,723
3,443,445
GREECE 0 .9%
Banks 0 .2%
Alpha Bank SA 165,580 648,192
Diversified Telecommunication Services 0 .7%
Hellenic Telecommunications
Organization SA 84,250 1,583,862
2,232,054
HONG KONG 1 .5%
Banks 0 .4%
Dah Sing Financial Holdings Ltd. 240,326 1,110,104
Common Stocks
Shares Value ($)
HONG KONG
IT Services 0 .2%
SUNeVision Holdings Ltd. (a) 711,122 553,046
Real Estate Management & Development 0 .4%
Hysan Development Co. Ltd. 471,376 977,157
Retail REITs 0 .1%
Fortune REIT 448,892 290,070
Textiles, Apparel & Luxury Goods 0 .4%
Stella International Holdings Ltd.
(a) 498,798 1,061,146
3,991,523
INDIA 0 .3%
Hotels, Restaurants & Leisure 0 .2%
MakeMyTrip Ltd. * 8,250 660,000
Machinery 0 .1%
Ashok Leyland Ltd. 138,746 221,115
881,115
IRELAND 0 .3%
Residential REITs 0 .3%
Irish Residential Properties REIT
plc 633,991 678,074
ISRAEL 6 .1%
Banks 0 .5%
First International Bank of Israel
Ltd. (The) 18,590 1,336,149
Insurance 0 .2%
Phoenix Financial Ltd. 16,531 634,857
Personal Care Products 0 .4%
Oddity Tech Ltd., Class A *(a) 21,011 950,748
Real Estate Management & Development 0 .7%
Melisron Ltd. 15,009 1,952,598
Semiconductors & Semiconductor Equipment 2 .4%
Camtek Ltd. *(a) 15,548 1,925,153
Nova Ltd. *(a) 5,799 1,998,567
Tower Semiconductor Ltd. * 25,173 2,143,984
6,067,704
Software 1 .9%
Cellebrite DI Ltd. * 120,791 2,060,694
Sapiens International Corp. NV 20,371 876,972
SimilarWeb Ltd. *(a) 248,323 2,123,162
5,060,828
16,002,884
ITALY 2 .5%
Capital Markets 0 .2%
Azimut Holding SpA 10,016 391,784
Electrical Equipment 0 .0%
†
Eurogroup Laminations SpA 5,204 20,993
Energy Equipment & Services 0 .2%
Saipem SpA (a) 173,263 450,794
Financial Services 0 .5%
BFF Bank SpA Reg. S *(b) 98,302 1,186,468
Gas Utilities 1 .1%
Italgas SpA 288,505 3,023,188
Household Durables 0 .4%
De' Longhi SpA 34,774 1,268,271

Nationwide International Small Cap Fund - October 31, 2025 - Statement of Investments - 11
Common Stocks
Shares Value ($)
ITALY
Textiles, Apparel & Luxury Goods 0 .1%
Brunello Cucinelli SpA (a) 1,934 194,846
6,536,344
JAPAN 28 .1%
Automobile Components 0 .7%
Koito Manufacturing Co. Ltd. 41,508 618,732
Nifco, Inc. 28,342 822,124
Sumitomo Rubber Industries Ltd. 27,825 325,719
1,766,575
Banks 2 .7%
Hachijuni Bank Ltd. (The) 87,721 881,614
Kyoto Financial Group, Inc. 56,833 1,149,218
Mebuki Financial Group, Inc. (a) 535,535 3,334,811
Rakuten Bank Ltd. *(a) 29,864 1,639,795
Tochigi Bank Ltd. (The) 6,706 23,872
7,029,310
Broadline Retail 0 .4%
ASKUL Corp. 112,829 1,027,409
Building Products 0 .5%
Lixil Corp. (a) 59,261 656,542
Nichias Corp. (a) 19,840 740,617
1,397,159
Chemicals 3 .0%
Air Water, Inc. 19,177 267,093
Kansai Paint Co. Ltd. (a) 22,544 361,228
KH Neochem Co. Ltd. 19,038 340,226
MEC Co. Ltd. (a) 84,473 2,494,763
Mitsubishi Gas Chemical Co., Inc. 35,467 655,452
Nissan Chemical Corp. (a) 41,416 1,397,900
Resonac Holdings Corp. (a) 60,295 2,351,415
7,868,077
Construction & Engineering 0 .9%
Penta-Ocean Construction Co.
Ltd. 268,431 2,455,787
Consumer Finance 0 .4%
Marui Group Co. Ltd. 49,797 954,061
Containers & Packaging 0 .2%
FP Corp. 29,830 484,618
Distributors 0 .5%
PALTAC Corp. 41,217 1,214,948
Electric Utilities 1 .1%
Kyushu Electric Power Co., Inc. 291,871 2,866,128
Electrical Equipment 0 .2%
Sinfonia Technology Co. Ltd. (a) 6,442 442,813
Electronic Equipment, Instruments & Components 2 .5%
Canon Marketing Japan, Inc. 48,274 2,007,055
Ibiden Co. Ltd. (a) 25,202 2,376,688
Maruwa Co. Ltd. (a) 6,363 1,792,354
Shimadzu Corp. 16,100 432,529
6,608,626
Financial Services 0 .6%
eGuarantee, Inc. (a) 78,031 804,406
GMO Payment Gateway, Inc. 15,749 859,020
1,663,426
Food Products 0 .4%
Toyo Suisan Kaisha Ltd. 16,138 1,170,682
Health Care Equipment & Supplies 0 .3%
Asahi Intecc Co. Ltd. 52,911 837,910
Common Stocks
Shares Value ($)
JAPAN
Health Care Technology 0 .5%
M3, Inc. (a) 95,416 1,343,950
Hotels, Restaurants & Leisure 1 .4%
Resorttrust, Inc. 193,538 2,279,637
Tokyotokeiba Co. Ltd. 35,987 1,289,905
3,569,542
IT Services 0 .2%
NS Solutions Corp. 19,338 488,859
Leisure Products 0 .9%
Sega Sammy Holdings, Inc. 125,521 2,321,299
Machinery 3 .3%
Ebara Corp. 30,200 805,784
Harmonic Drive Systems, Inc. 24,800 459,179
Japan Steel Works Ltd. (The) (a) 12,863 841,477
MISUMI Group, Inc. 187,885 2,942,896
Nabtesco Corp. 105,816 2,659,130
OKUMA Corp. (a) 14,638 327,453
Yaskawa Electric Corp. 12,400 341,547
8,377,466
Office REITs 0 .4%
Japan Real Estate Investment
Corp. 1,346 1,109,589
Personal Care Products 0 .2%
Rohto Pharmaceutical Co. Ltd. 28,489 440,573
Pharmaceuticals 0 .2%
Nxera Pharma Co. Ltd. *(a) 95,151 551,476
Professional Services 0 .9%
BayCurrent, Inc. 4,359 199,432
en, Inc. (a) 63,190 638,392
Persol Holdings Co. Ltd. 462,193 767,692
Visional, Inc. * 9,075 631,138
2,236,654
Real Estate Management & Development 1 .5%
Katitas Co. Ltd. 74,403 1,211,019
Relo Group, Inc. 29,429 316,162
Tokyu Fudosan Holdings Corp. 285,009 2,286,649
3,813,830
Semiconductors & Semiconductor Equipment 1 .7%
Kokusai Electric Corp. 56,700 2,049,188
Tokyo Seimitsu Co. Ltd. 11,345 780,823
Ulvac, Inc. 35,834 1,623,700
4,453,711
Software 0 .2%
Sansan, Inc. * 48,820 575,979
Specialty Retail 2 .0%
ABC-Mart, Inc. 97,406 1,670,077
and ST HD Co. Ltd. (a) 70,613 1,192,130
Shimamura Co. Ltd. 37,052 2,389,341
5,251,548
Transportation Infrastructure 0 .3%
Japan Airport Terminal Co. Ltd. 22,106 686,288
73,008,293
MEXICO 0 .3%
Transportation Infrastructure 0 .3%
Grupo Aeroportuario del Sureste
SAB de CV, Class B 27,013 817,129

12 - Statement of Investments - October 31, 2025 - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
NETHERLANDS 3 .6%
Biotechnology 0 .4%
Merus NV * 9,861 935,414
Oil, Gas & Consumable Fuels 0 .7%
Koninklijke Vopak NV 38,742 1,754,014
Pharmaceuticals 0 .3%
Pharvaris NV * 39,982 888,400
Professional Services 1 .9%
Arcadis NV 105,735 5,049,218
Retail REITs 0 .3%
Wereldhave NV 36,223 769,103
9,396,149
NORWAY 1 .0%
Broadline Retail 0 .5%
Europris ASA Reg. S (b) 143,229 1,234,137
Energy Equipment & Services 0 .1%
DOF Group ASA 30,416 273,139
Insurance 0 .4%
Storebrand ASA 63,824 988,505
2,495,781
POLAND 0 .7%
Banks 0 .2%
Alior Bank SA 20,938 581,830
Metals & Mining 0 .5%
KGHM Polska Miedz SA * 24,587 1,288,129
1,869,959
SINGAPORE 0 .4%
Specialized REITs 0 .4%
Keppel DC REIT 590,079 1,082,518
SLOVENIA 0 .4%
Banks 0 .4%
Nova Ljubljanska Banka dd, GDR
Reg. S 26,868 1,077,765
SOUTH AFRICA 0 .5%
Metals & Mining 0 .5%
Harmony Gold Mining Co. Ltd. 73,224 1,214,787
SPAIN 1 .4%
Air Freight & Logistics 0 .6%
Logista Integral SA 45,554 1,518,596
Banks 0 .1%
Unicaja Banco SA Reg. S (b) 135,732 366,163
Insurance 0 .2%
Linea Directa Aseguradora SA Cia
de Seguros y Reaseguros 413,723 548,436
Pharmaceuticals 0 .5%
Almirall SA 85,600 1,231,477
3,664,672
SWEDEN 2 .7%
Banks 0 .4%
NOBA Bank Group AB * 92,920 936,022
Containers & Packaging 0 .3%
Billerud Aktiebolag 80,641 746,587
Common Stocks
Shares Value ($)
SWEDEN
Leisure Products 0 .4%
Thule Group AB Reg. S (b) 41,768 1,073,989
Pharmaceuticals 0 .2%
Camurus AB * 8,345 548,489
Real Estate Management & Development 1 .1%
Castellum AB 137,718 1,563,482
Cibus Nordic Real Estate AB publ
(a) 72,798 1,262,079
2,825,561
Specialty Retail 0 .3%
Haypp Group AB *(a) 55,544 901,694
7,032,342
SWITZERLAND 1 .7%
Life Sciences Tools & Services 0 .5%
Siegfried Holding AG (Registered)
* 12,807 1,233,860
Machinery 0 .8%
Sulzer AG (Registered) REG 12,093 2,017,784
Pharmaceuticals 0 .2%
Oculis Holding AG *(a) 31,452 606,395
Real Estate Management & Development 0 .2%
PSP Swiss Property AG
(Registered) 3,503 605,479
4,463,518
TAIWAN 2 .2%
Electronic Equipment, Instruments & Components 1 .4%
Chroma ATE, Inc. 92,383 2,441,900
Unimicron Technology Corp. 228,678 1,208,966
3,650,866
Semiconductors & Semiconductor Equipment 0 .8%
ASPEED Technology, Inc. 12,506 2,214,470
5,865,336
UNITED KINGDOM 15 .3%
Aerospace & Defense 1 .2%
Babcock International Group plc 103,156 1,644,080
QinetiQ Group plc 176,989 1,116,714
Senior plc 186,033 466,445
3,227,239
Banks 0 .3%
Shawbrook Group plc Reg. S *(b) 158,527 814,285
Biotechnology 0 .6%
Genus plc 29,135 942,642
Immunocore Holdings plc, ADR * 20,898 691,515
1,634,157
Building Products 0 .7%
Genuit Group plc 349,502 1,701,904
Capital Markets 1 .1%
Allfunds Group plc (a) 149,470 1,138,142
BP Marsh & Partners plc 25,143 219,984
ICG plc 34,198 869,187
St. James's Place plc 37,954 648,171
2,875,484
Chemicals 0 .4%
Elementis plc 433,329 935,849
Synthomer plc * 96,929 68,374
1,004,223

Nationwide International Small Cap Fund - October 31, 2025 - Statement of Investments - 13
Common Stocks
Shares Value ($)
UNITED KINGDOM
Construction Materials 0 .9%
Marshalls plc 76,345 169,307
SigmaRoc plc * 1,470,582 2,229,138
2,398,445
Consumer Staples Distribution & Retail 0 .7%
Marks & Spencer Group plc 336,968 1,760,906
Distributors 0 .5%
Inchcape plc 117,600 1,178,150
Energy Equipment & Services 0 .2%
Subsea 7 SA 24,417 446,506
Food Products 0 .4%
Cranswick plc 3,520 228,464
Tate & Lyle plc 156,445 793,742
1,022,206
Hotels, Restaurants & Leisure 0 .6%
Trainline plc Reg. S *(b) 493,287 1,633,380
Household Durables 0 .6%
Bellway plc 46,322 1,600,218
Insurance 0 .9%
Beazley plc 96,806 1,184,012
Hiscox Ltd. 57,841 1,046,678
2,230,690
IT Services 0 .8%
Softcat plc 95,201 1,998,851
Leisure Products 0 .2%
Games Workshop Group plc 2,451 513,499
Machinery 1 .5%
IMI plc 69,085 2,170,919
Rotork plc 423,251 1,903,103
4,074,022
Passenger Airlines 0 .8%
easyJet plc 237,648 1,517,046
JET2 plc 31,034 541,883
2,058,929
Retail REITs 1 .2%
Hammerson plc 794,437 3,185,458
Specialty Retail 1 .4%
Currys plc 1,779,603 3,279,998
Kingfisher plc 125,596 509,619
3,789,617
Water Utilities 0 .3%
Pennon Group plc 125,793 856,901
40,005,070
UNITED STATES 1 .4%
Entertainment 0 .6%
IMAX Corp. * 45,074 1,464,454
Professional Services 0 .8%
Fiverr International Ltd. *(a) 93,920 2,126,349
3,590,803
Total Common Stocks
(cost $208,627,566) 256,911,644
Exchange Traded Fund 0 .6%
Shares Value ($)
UNITED STATES 0 .6%
iShares MSCI EAFE Small-Cap
ETF (a) 20,761 1,582,196
Total Exchange Traded Fund
(cost $1,597,736) 1,582,196
Repurchase Agreements 5 .3%
Principal
Amount ($)
CF Secured, LLC, 4.13%,
dated 10/31/2025, due
11/3/2025, repurchase price
$1,760,612, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
11/30/2025 - 2/15/2055; total
market value $1,795,824.(c)
(d) 1,760,006 1,760,006
Santander US Capital Markets,
4.16%, dated 10/31/2025, due
11/3/2025, repurchase price
$3,001,040, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
11/4/2025 - 10/31/2032; total
market value $3,061,061.(c)
(d) 3,000,000 3,000,000
Santander US Capital Markets,
4.17%, dated 10/31/2025, due
11/3/2025, repurchase price
$9,003,128, collateralized
by U.S. Government Agency
Securities, ranging from
0.01% - 5.15%, maturing
7/25/2036 - 11/25/2055; total
market value $9,183,190.(c)
(d) 9,000,000 9,000,000
Total Repurchase Agreements
(cost $13,760,006) 13,760,006
Total Investments
(cost $223,985,308) — 104.3% 272,253,846
Liabilities in excess of other assets — (4.3)% (11,321,421)
NET ASSETS — 100.0%
$260,932,425

14 - Statement of Investments - October 31, 2025 - Nationwide International Small Cap Fund
* Denotes a non-income producing security.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
October 31, 2025. The total value of securities on loan
as of October 31, 2025 was $25,788,723, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $13,760,006 and by
$13,201,496 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 6.13%, and maturity dates ranging from 11/20/2025 -
11/15/2054, a total value of $26,961,502.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of October 31, 2025 was $13,884,828 which
represents 5.32% of net assets.
(c) Security was purchased with cash collateral held
from securities on loan. The total value of securities
purchased with cash collateral as of October 31, 2025 was
$13,760,006.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

Nationwide Strategic Income Fund - October 31, 2025 - Statement of Investments - 15
Asset-Backed Securities 15 .7%
Principal
Amount ($) Value ($)
CAYMAN ISLANDS 1 .8%
Other 1 .8%
ACREC Ltd., Series 2021-
FL1, Class A, 5.30%,
10/16/2036(a)(b) 774,550 774,386
Arbor Realty Collateralized
Loan Obligation Ltd.,
Series 2025-BTR1,
Class B, 7.19%,
1/20/2041(a)(b) 4,890,000 4,874,715
FS Rialto, Series 2021-
FL3, Class A, 5.40%,
11/16/2036(a)(b) 1,307,803 1,308,093
Greystone CRE Notes
LLC, Series 2025-
FL4, Class C, 6.92%,
1/15/2043(a)(b) 2,877,000 2,883,289
LoanCore Issuer Ltd.,
Series 2022-CRE7,
Class A, 5.74%,
1/17/2037(a)(b) 780,053 780,053
MF1, Series 2024-FL16,
Class A, 5.57%,
11/18/2039(a)(b) 5,150,000 5,171,994
MF1 Ltd.
Series 2021-FL7, Class
A, 5.22%, 10/16/2036(a)
(b) 3,593,264 3,594,436
Series 2022-FL8, Class
A, 5.35%, 2/19/2037(a)
(b) 1,853,475 1,854,199
Sound Point CLO V-R Ltd.,
Series 2014-1RA, Class
B, 5.90%, 7/18/2031(a)
(b) 1,350,000 1,352,592
TRTX Issuer Ltd., Series
2022-FL5, Class A,
5.68%, 2/15/2039(a)(b) 1,359,744 1,359,198
23,952,955
UNITED STATES 13 .9%
Airlines 0 .1%
Blackbird Capital II Aircraft
Lease Ltd., Series 2021-
1A, Class B, 3.45%,
7/15/2046(b) 939,451 898,718
Automobiles 5 .9%
Ally Bank Auto Credit-
Linked Notes
Series 2024-A, Class E,
7.92%, 5/17/2032(b) 284,926 290,107
Series 2024-B, Class F,
8.04%, 9/15/2032(b) 757,402 767,692
Series 2025-A, Class E,
6.07%, 6/15/2033(b) 4,782,474 4,774,845
American Credit
Acceptance Receivables
Trust
Series 2025-2, Class D,
5.50%, 7/14/2031(b) 2,280,000 2,307,207
Series 2025-4, Class D,
5.25%, 9/12/2031(b) 1,640,000 1,639,294
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Arivo Acceptance Auto
Loan Receivables Trust,
Series 2024-1A, Class
B, 6.87%, 6/17/2030(b) 2,410,000 2,465,342
Avis Budget Rental Car
Funding AESOP LLC,
Series 2024-1A, Class
C, 6.48%, 6/20/2030(b) 610,000 633,005
Carvana Auto Receivables
Trust, Series 2024-
N3, Class E, 7.66%,
4/12/2032(b) 3,614,000 3,605,524
Exeter Automobile
Receivables Trust
Series 2024-4A, Class
E, 7.65%, 2/17/2032(b) 5,270,000 5,439,478
Series 2025-1A, Class
E, 7.48%, 9/15/2032(b) 7,440,000 7,603,883
Series 2025-2A, Class
E, 7.81%, 10/15/2032(b) 1,830,000 1,870,180
Series 2025-3A, Class
E, 7.52%, 12/15/2032(b) 2,300,000 2,325,529
FHF Issuer Trust
Series 2024-3A, Class
C, 5.43%, 3/17/2031(b) 1,250,000 1,174,042
Series 2024-3A, Class
D, 6.01%, 12/15/2031(b) 710,000 666,168
Ford Credit Auto Lease
Trust, Series 2023-
B, Class C, 6.43%,
4/15/2027 1,420,000 1,429,853
GLS Auto Receivables
Issuer Trust
Series 2021-4A, Class
E, 4.43%, 10/16/2028(b) 2,360,000 2,321,144
Series 2025-2A, Class
D, 5.59%, 1/15/2031(b) 920,000 929,036
Series 2024-3A, Class
C, 5.21%, 2/18/2031(b) 2,560,000 2,586,436
Series 2024-3A, Class
D, 5.53%, 2/18/2031(b) 3,050,000 3,077,610
Series 2024-2A, Class
E, 7.98%, 5/15/2031(b) 1,453,000 1,510,250
Series 2025-1A, Class
E, 7.19%, 3/15/2032(b) 2,100,000 2,127,108
Series 2025-2A, Class
E, 7.73%, 6/15/2032(b) 1,510,000 1,561,050
GLS Auto Select
Receivables Trust,
Series 2024-1A, Class
D, 6.43%, 1/15/2031(b) 2,060,000 2,134,113
Huntington Bank Auto
Credit-Linked Notes,
Series 2024-1, Class D,
9.43%, 5/20/2032(a)(b) 232,538 237,404
Kinetic Advantage Master
Owner Trust
Series 2024-1A, Class
A, 6.88%, 11/15/2027(a)
(b) 2,550,000 2,551,197

16 - Statement of Investments - October 31, 2025 - Nationwide Strategic Income Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2025-1A, Class
A, 6.45%, 10/15/2029(a)
(b) 4,280,000 4,279,950
Octane Receivables Trust
Series 2022-2A, Class
D, 7.70%, 2/20/2030(b) 1,275,000 1,314,950
Series 2023-1A, Class
D, 7.76%, 3/20/2030(b) 1,500,000 1,554,471
Prestige Auto Receivables
Trust
Series 2023-2A, Class
D, 7.71%, 8/15/2029(b) 1,020,000 1,054,980
Series 2023-2A, Class
E, 9.90%, 11/15/2030(b) 4,740,000 4,997,803
Research-Driven Pagaya
Motor Asset Trust,
Series 2025-3A, Class
A2, 5.15%, 2/27/2034(b) 6,040,000 6,054,638
Santander Bank Auto
Credit-Linked Notes,
Series 2024-A, Class F,
10.17%, 6/15/2032(b) 967,943 984,415
Santander Drive Auto
Receivables Trust
Series 2024-1, Class C,
5.45%, 3/15/2030 830,000 838,497
Series 2024-4, Class D,
5.32%, 12/15/2031 2,270,000 2,285,375
Series 2024-5, Class D,
5.14%, 2/17/2032 2,760,000 2,764,709
Veros Auto Receivables
Trust, Series 2025-
1, Class D, 8.79%,
5/17/2032(b) 2,230,000 2,286,520
Westlake Automobile
Receivables Trust,
Series 2024-2A, Class
D, 5.91%, 4/15/2030(b) 2,320,000 2,367,214
86,811,019
Credit Card 0 .1%
Continental Finance Credit
Card ABS Master Trust,
Series 2024-A, Class A,
5.78%, 12/15/2032(b) 740,000 749,925
Equipment Loans & Leases 0 .7%
Equify ABS LLC, Series
2024-1A, Class A,
5.43%, 4/18/2033(b) 807,481 807,909
NMEF Funding LLC
Series 2024-A, Class C,
6.33%, 12/15/2031(b) 1,330,000 1,358,674
Series 2024-A, Class D,
8.75%, 12/15/2031(b) 1,570,000 1,613,113
Series 2025-A, Class D,
8.07%, 7/15/2032(b) 3,180,000 3,223,848
Series 2025-B, Class E,
7.66%, 1/18/2033(b) 2,000,000 2,000,548
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases
SCF Equipment Leasing
LLC, Series 2022-
1A, Class E, 5.26%,
7/20/2032(b) 1,600,000 1,594,113
10,598,205
Home Equity 2 .5%
BRAVO Residential
Funding Trust, Series
2025-HE1, Class A1,
5.53%, 9/25/2072(a)(b) 8,006,022 8,006,003
FIGRE Trust
Series 2023-HE3, Class
A, 6.44%, 11/25/2053(a)
(b) 801,925 821,002
Series 2024-HE3, Class
A, 5.94%, 7/25/2054(a)
(b) 1,829,327 1,856,716
Series 2025-HE6, Class
A, 5.04%, 9/25/2055(a)
(b) 6,760,000 6,739,143
RCKT Mortgage Trust,
Series 2025-CES6,
Class A1A, 5.47%,
6/25/2055(b)(c) 5,547,749 5,597,117
Saluda Grade Alternative
Mortgage Trust
Series 2023-FIG4, Class
A, 6.72%, 11/25/2053(a)
(b) 1,898,932 1,967,764
Series 2025-LOC4,
Class A1A, 5.93%,
6/25/2055(a)(b) 4,102,794 4,109,550
Vista Point Securitization
Trust
Series 2024-CES1,
Class A1, 6.68%,
5/25/2054(b)(c) 1,007,486 1,018,203
Series 2025-CES3,
Class A1, 5.30%,
11/25/2055(b)(c) 6,440,000 6,423,102
36,538,600
Manufactured Housing 0 .2%
Cascade MH Asset Trust,
Series 2022-MH1, Class
B1, 8.00%, 8/25/2054(a)
(b) 3,037,847 2,701,589
Other 4 .1%
ACRES LLC, Series 2025-
FL3, Class A, 5.65%,
8/18/2040(a)(b) 2,840,000 2,842,392
Arbor Realty Commercial
Real Estate Notes Ltd.
Series 2021-FL4, Class
A, 5.50%, 11/15/2036(a)
(b) 762,303 763,621
Series 2021-FL4, Class
B, 6.15%, 11/15/2036(a)
(b) 920,000 920,323

Nationwide Strategic Income Fund - October 31, 2025 - Statement of Investments - 17
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2022-FL1, Class
A, 5.68%, 1/15/2037(a)
(b) 1,022,759 1,022,759
BDS LLC, Series 2024-
FL13, Class A, 5.61%,
9/19/2039(a)(b) 1,370,000 1,376,613
BHG Securitization Trust
Series 2024-1CON,
Class C, 6.86%,
4/17/2035(b) 1,130,000 1,153,513
Series 2022-C, Class E,
9.73%, 10/17/2035(b) 3,280,000 3,529,071
Series 2023-B, Class C,
8.15%, 12/17/2036(b) 1,440,000 1,502,380
BSPRT Issuer LLC, Series
2024-FL11, Class A,
5.67%, 7/15/2039(a)(b) 1,930,000 1,940,634
BSPRT Issuer Ltd., Series
2022-FL8, Class A,
5.73%, 2/15/2037(a)(b) 121,130 121,069
Dwight Issuer LLC, Series
2025-FL1, Class B,
6.82%, 6/18/2042(a)(b) 5,080,000 5,089,512
FS Rialto Issuer LLC,
Series 2024-FL9, Class
A, 5.66%, 10/19/2039(a)
(b) 3,320,000 3,339,281
Harvest SBA Loan Trust,
Series 2024-1, Class A,
6.50%, 12/25/2051(a)(b) 1,455,935 1,465,856
Home Partners of America
Trust, Series 2019-
1, Class F, 4.10%,
9/17/2039(b) 778,187 743,532
KREF Ltd., Series 2022-
FL3, Class A, 5.45%,
2/17/2039(a)(b) 2,895,653 2,899,859
Lending Funding Trust,
Series 2020-2A, Class
D, 6.77%, 4/21/2031(b) 3,435,000 3,413,045
LoanCore Issuer LLC,
Series 2025-CRE9,
Class A, 5.51%,
8/18/2042(a)(b) 4,810,000 4,811,480
MF1, Series 2024-FL15,
Class A, 5.72%,
8/18/2041(a)(b) 1,800,000 1,804,454
MF1 LLC
Series 2024-FL14, Class
A, 5.77%, 3/19/2039(a)
(b) 2,175,000 2,184,227
Series 2025-FL19, Class
C, 6.87%, 5/18/2042(a)
(b) 1,340,000 1,349,006
Progress Residential Trust
Series 2021-SFR8,
Class G, 4.01%,
10/17/2038(b) 1,020,000 1,000,874
Series 2021-SFR7,
Class F, 3.83%,
8/17/2040(b) 840,000 793,519
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2021-SFR9,
Class F, 4.05%,
11/17/2040(b) 390,000 377,362
RCKTL, Series 2025-
2A, Class D, 5.25%,
11/27/2034(b) 4,849,000 4,850,439
Ready Capital Mortgage
Financing LLC
Series 2021-FL7, Class
B, 5.91%, 11/25/2036(a)
(b) 1,150,000 1,145,787
Series 2023-FL11, Class
B, 7.52%, 10/25/2039(a)
(b) 1,440,000 1,441,511
SoFi Consumer Loan
Program Trust
Series 2025-4, Class C,
4.91%, 8/25/2035(b) 1,190,000 1,191,138
Series 2025-4, Class D,
5.27%, 8/25/2035(b) 1,990,000 1,991,067
Tricon American Homes,
Series 2020-SFR1,
Class F, 4.88%,
7/17/2038(b) 570,000 566,511
Tricon Residential Trust
Series 2022-SFR2,
Class E, 7.51%,
7/17/2040(b) 345,000 349,377
Series 2025-SFR1,
Class D, 6.03%,
3/17/2042(a)(b) 2,100,000 2,106,746
Upstart Securitization
Trust, Series 2025-
2, Class C, 6.02%,
6/20/2035(b) 4,044,000 4,080,732
62,167,690
Student Loan 0 .3%
Ascent Career Funding
Trust, Series 2024-
1A, Class A, 6.77%,
10/25/2032(b) 1,875,847 1,887,621
Bayview Opportunity
Master Fund VII LLC,
Series 2024-EDU1,
Class D, 6.93%,
6/25/2047(a)(b) 718,753 724,774
MPOWER Education
Trust, Series 2025-
A, Class C, 10.84%,
7/21/2042(b) 2,240,000 2,142,590
4,754,985
205,220,731
Total Asset-Backed Securities
(cost  $227,829,687) 229,173,686

18 - Statement of Investments - October 31, 2025 - Nationwide Strategic Income Fund
Collateralized Mortgage Obligations 11 .8%
Principal
Amount ($) Value ($)
BERMUDA 0 .7%
Bellemeade Re Ltd.,
Series 2024-1,
Class M1B, 7.38%,
8/25/2034(a)(b) 1,320,000 1,331,820
Bellemeade RE Ltd.,
Series 2021-3A,
Class B1, 8.03%,
9/25/2031(a)(b) 1,380,000 1,426,970
Eagle RE Ltd.
Series 2023-1,
Class M1B, 8.13%,
9/26/2033(a)(b) 2,060,000 2,119,587
Series 2021-2, Class
M2, 8.43%, 4/25/2034(a)
(b) 1,370,000 1,406,407
Home RE Ltd., Series
2023-1, Class M1B,
8.78%, 10/25/2033(a)(b) 441,360 452,738
Oaktown Re VI Ltd.,
Series 2021-1A,
Class B1, 9.68%,
10/25/2033(a)(b) 350,000 356,311
Oaktown Re VII Ltd.,
Series 2021-2,
Class B1, 8.58%,
4/25/2034(a)(b) 1,050,000 1,069,764
Radnor RE Ltd., Series
2021-1, Class M2,
7.33%, 12/27/2033(a)(b) 1,006,209 1,013,773
9,177,370
0
GERMANY 0 .0%
Radnor RE Ltd.
Series 2023-1,
Class M1A, 6.88%,
7/25/2033(a)(b) 490,879 492,811
Series 2023-1,
Class M1B, 8.53%,
7/25/2033(a)(b) 330,000 339,902
UNITED STATES 11 .1%
A&D Mortgage Trust
Series 2023-NQM3,
Class B1, 8.12%,
7/25/2068(a)(b) 2,880,000 2,896,601
Series 2023-NQM4,
Class B1, 8.06%,
9/25/2068(a)(b) 1,570,000 1,587,998
Series 2024-NQM5,
Class B1A, 7.70%,
11/25/2069(a)(b) 1,756,000 1,798,149
BRAVO Residential
Funding Trust
Series 2023-NQM7,
Class B1, 7.90%,
9/25/2063(a)(b) 2,535,000 2,558,376
Series 2024-NQM2,
Class B1, 7.91%,
2/25/2064(b) 1,960,000 1,993,099
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
BRAVO Residential
Funding Trust
CFMT LLC, Series
2024-HB14, Class M3,
3.00%, 6/25/2034(a)(b) 1,660,000 1,581,771
COLT Mortgage Loan
Trust
Series 2024-3, Class
B1, 7.87%, 6/25/2069(a)
(b) 4,100,000 4,184,133
Series 2024-4, Class
B1, 7.82%, 7/25/2069(a)
(b) 2,080,000 2,125,276
Series 2024-5, Class
B1, 7.30%, 8/25/2069(a)
(b) 3,792,000 3,832,261
Series 2024-6,
Class B1, 7.49%,
11/25/2069(a)(b) 2,337,000 2,378,280
Series 2025-5, Class
B1, 7.44%, 5/25/2070(a)
(b) 2,200,000 2,238,342
Connecticut Avenue
Securities Trust
Series 2020-R02,
Class 2B1, 7.30%,
1/25/2040(a)(b) 2,445,000 2,496,564
Series 2021-R01,
Class 1B2, 10.18%,
10/25/2041(a)(b) 6,401,143 6,653,220
Series 2021-R03,
Class 1B2, 9.68%,
12/25/2041(a)(b) 2,470,000 2,571,013
Series 2022-R02,
Class 2M2, 7.18%,
1/25/2042(a)(b) 330,000 337,337
Series 2022-R02,
Class 2B2, 11.83%,
1/25/2042(a)(b) 3,990,000 4,256,149
Series 2023-R03,
Class 2M1, 6.68%,
4/25/2043(a)(b) 514,411 520,770
Series 2023-R06,
Class 1M1, 5.88%,
7/25/2043(a)(b) 287,755 288,820
Series 2024-R02,
Class 1B1, 6.68%,
2/25/2044(a)(b) 1,720,000 1,759,544
Series 2024-R03,
Class 2M2, 6.13%,
3/25/2044(a)(b) 1,090,000 1,096,812
Series 2024-R04,
Class 1A1, 5.18%,
5/25/2044(a)(b) 1,959,692 1,962,749
Series 2024-R05,
Class 2B1, 6.18%,
7/25/2044(a)(b) 1,260,000 1,263,159
Series 2024-R06,
Class 1M1, 5.23%,
9/25/2044(a)(b) 237,004 237,004

Nationwide Strategic Income Fund - October 31, 2025 - Statement of Investments - 19
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
Connecticut Avenue
Securities Trust
Series 2024-R06,
Class 1M2, 5.78%,
9/25/2044(a)(b) 1,990,000 1,993,741
Series 2025-R06,
Class 1A1, 5.08%,
9/25/2045(a)(b) 3,382,346 3,383,408
Series 2025-R06,
Class 1M1, 5.13%,
9/25/2045(a)(b) 3,780,562 3,778,229
DataBank Issuer, Series
2024-1A, Class A2,
5.30%, 1/26/2054(b) 495,000 494,840
FARM Mortgage Trust,
Series 2021-1, Class B,
3.23%, 7/25/2051(a)(b) 271,501 211,157
FHLMC REMICS
Series 4395, Class TI,
IO, 4.00%, 5/15/2026 10 0
Series 4097, Class CI,
IO, 3.00%, 8/15/2027 40,080 694
Series 4123, Class DI,
IO, 3.00%, 10/15/2027 104,003 1,962
FHLMC Seasoned Credit
Risk Transfer Trust
Series 2017-1, Class
M2, 4.00%, 1/25/2056(a)
(b) 1,261,635 1,220,651
Series 2020-1, Class M,
4.25%, 8/25/2059(a)(b) 150,000 145,235
Series 2020-2, Class M,
4.25%, 11/25/2059(a)(b) 488,081 471,437
FHLMC STACR Debt
Notes, Series 2017-
HRP1, Class B1D,
6.80%, 12/25/2042(a) 1,560,000 1,609,622
FHLMC STACR REMIC
Trust
Series 2021-DNA6,
Class B2, 11.68%,
10/25/2041(a)(b) 1,720,000 1,811,797
Series 2022-DNA1,
Class M2, 6.68%,
1/25/2042(a)(b) 180,000 183,099
Series 2023-DNA1,
Class M1A, 6.29%,
3/25/2043(a)(b) 1,179,272 1,196,317
Series 2023-DNA2,
Class M1A, 6.29%,
4/25/2043(a)(b) 1,293,004 1,311,146
Series 2025-HQA1,
Class M2, 5.83%,
2/25/2045(a)(b) 1,240,000 1,242,338
Series 2025-DNA4,
Class A1, 5.09%,
10/25/2045(a)(b) 5,090,000 5,091,591
Series 2025-DNA4,
Class M1, 5.29%,
10/25/2045(a)(b) 10,660,000 10,666,662
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
FHLMC STACR REMIC
Trust
Series 2020-HQA5,
Class B2, 11.58%,
11/25/2050(a)(b) 630,000 774,042
Series 2020-DNA6,
Class B2, 9.83%,
12/25/2050(a)(b) 790,000 911,915
FHLMC STACR Trust
Series 2019-FTR3,
Class B2, 9.10%,
9/25/2047(a)(b) 4,089,000 4,395,994
Series 2019-FTR4,
Class B2, 9.30%,
11/25/2047(a)(b) 1,280,000 1,392,273
Series 2019-FTR1,
Class B2, 12.65%,
1/25/2048(a)(b) 3,516,000 4,172,241
Series 2018-HQA2,
Class B2, 15.30%,
10/25/2048(a)(b) 2,050,000 2,566,244
Series 2019-DNA3,
Class B2, 12.45%,
7/25/2049(a)(b) 720,000 812,225
Flagstar Mortgage Trust,
Series 2021-4, Class
AX1, IO, 0.20%,
6/1/2051(a)(b) 38,041,024 466,486
FNMA REMICS
Series 2012-130,
Class UI, IO, 3.00%,
12/25/2027 41,873 638
Series 2012-150, Class
BI, IO, 3.00%, 1/25/2028 57,933 1,200
Series 2013-5, Class YI,
IO, 3.00%, 2/25/2028 51,724 887
Series 2009-31,
Class PI, IO, 5.00%,
11/25/2038 4,345 30
Series 2018-42,
Class SB, IO, 1.90%,
6/25/2048(a) 5,082,146 651,560
GCAT Trust
Series 2024-NQM1,
Class B1, 7.90%,
1/25/2059(a)(b) 595,000 604,163
Series 2021-CM1, Class
M1, 3.28%, 4/25/2065(a)
(b) 530,000 472,176
GNMA REMICS
Series 2013-84,
Class SC, IO, 2.45%,
3/16/2040(a) 22,921 1,022
Series 2011-135,
Class QI, IO, 4.50%,
6/16/2041 31,426 2,274
Series 2012-140,
Class IC, IO, 3.50%,
11/20/2042 78,357 12,736

20 - Statement of Investments - October 31, 2025 - Nationwide Strategic Income Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
GNMA REMICS
Series 2016-5, Class
CS, IO, 2.00%,
1/20/2046(a) 84,081 9,925
Series 2016-20,
Class SB, IO, 1.95%,
2/20/2046(a) 80,226 10,343
Series 2016-17,
Class JS, IO, 1.95%,
2/20/2046(a) 65,973 7,796
Series 2016-81, Class ,
IO, 4.00%, 6/20/2046 47,085 9,920
Series 2016-88,
Class SM, IO, 1.95%,
7/20/2046(a) 85,285 11,106
Series 2016-108,
Class QI, IO, 4.00%,
8/20/2046 89,792 16,900
Series 2016-118,
Class DS, IO, 1.95%,
9/20/2046(a) 99,349 12,665
Series 2016-145,
Class UI, IO, 3.50%,
10/20/2046 49,909 8,671
Series 2019-159,
Class HI, IO, 3.50%,
12/20/2049 926,273 154,436
Series 2019-159,
Class CI, IO, 3.50%,
12/20/2049 317,001 51,815
Homeward Opportunities
Fund I Trust, Series
2020-2, Class M1,
3.90%, 5/25/2065(a)(b) 170,000 165,309
Hundred Acre Wood Trust,
Series 2021-INV1,
Class AX1, IO, 0.23%,
7/25/2051(a)(b) 13,469,536 172,457
Imperial Fund Mortgage
Trust
Series 2022-NQM5,
Class B1, 6.25%,
8/25/2067(b)(c) 3,106,000 3,095,092
Series 2023-NQM1,
Class B1, 8.09%,
2/25/2068(a)(b) 2,270,000 2,269,750
J.P. Morgan Mortgage
Trust
Series 2021-8, Class
AX1, IO, 0.11%,
12/25/2051(a)(b) 23,439,096 147,666
Series 2021-10, Class
AX1, IO, 0.11%,
12/25/2051(a)(b) 26,238,215 166,739
MFA Trust
Series 2023-RTL2,
Class A1, 8.50%,
11/25/2028(b)(c) 1,826,000 1,835,727
Series 2024-NQM2,
Class B1A, 6.78%,
8/25/2069(a)(b) 1,664,000 1,668,163
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
MFA Trust
Series 2024-NQM2,
Class B1B, 7.29%,
8/25/2069(a)(b) 2,378,000 2,373,736
Morgan Stanley
Residential Mortgage
Loan Trust
Series 2023-NQM1,
Class B2, 7.38%,
9/25/2068(a)(b) 3,264,000 3,259,013
Series 2023-NQM1,
Class B1, 7.38%,
9/25/2068(a)(b) 3,130,000 3,151,437
PRKCM Trust, Series
2023-AFC3, Class B1,
7.76%, 9/25/2058(a)(b) 870,000 876,337
PRPM, Series 2024-
NQM3, Class B1,
7.41%, 8/25/2069(a)(b) 2,610,000 2,637,865
PRPM Trust
Series 2023-NQM2,
Class B1, 6.90%,
8/25/2068(a)(b) 1,240,000 1,241,237
Series 2025-NQM1,
Class B1, 7.78%,
11/25/2069(a)(b) 3,094,000 3,146,361
Radnor Re Ltd.
Series 2024-1,
Class M1A, 6.18%,
9/25/2034(a)(b) 324,761 324,946
Series 2024-1,
Class M1B, 7.08%,
9/25/2034(a)(b) 1,620,000 1,631,258
Saluda Grade Alternative
Mortgage Trust
Series 2024-RTL4,
Class A1, 7.50%,
2/25/2030(b)(c) 1,210,000 1,216,015
Series 2024-RTL5,
Class A1, 7.76%,
4/25/2030(b)(c) 1,190,000 1,201,035
STACR Trust, Series
2018-HRP2, Class B2,
14.80%, 2/25/2047(a)(b) 1,380,000 1,682,868
Towd Point Mortgage
Trust, Series 2022-
SJ1, Class B1, 5.25%,
3/25/2062(a)(b) 1,820,000 1,792,612
Triangle Re Ltd., Series
2023-1, Class M1B,
9.43%, 11/25/2033(a)(b) 1,640,000 1,714,981
Verus Securitization Trust
Series 2023-3, Class
B2, 7.72%, 3/25/2068(a)
(b) 5,590,000 5,579,969
Series 2023-4, Class
B1, 8.06%, 5/25/2068(a)
(b) 2,530,000 2,539,079
Series 2023-5, Class
B2, 7.99%, 6/25/2068(a)
(b) 1,240,000 1,243,751

Nationwide Strategic Income Fund - October 31, 2025 - Statement of Investments - 21
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
Verus Securitization Trust
Series 2023-6, Class
B1, 7.78%, 9/25/2068(a)
(b) 1,529,000 1,542,395
Series 2023-7,
Class B1, 7.88%,
10/25/2068(a)(b) 1,090,000 1,101,926
Series 2023-INV3,
Class B2, 8.18%,
11/25/2068(a)(b) 2,210,000 2,217,568
Series 2023-INV3,
Class B1, 8.18%,
11/25/2068(a)(b) 1,955,000 1,982,391
Series 2024-1, Class
B1, 7.91%, 1/25/2069(a)
(b) 655,000 665,043
Series 2024-2, Class
B1, 7.86%, 2/25/2069(a)
(b) 3,340,000 3,396,652
Series 2024-3, Class
B1, 8.03%, 4/25/2069(a)
(b) 2,125,000 2,170,942
Vista Point Securitization
Trust, Series 2020-
2, Class M1, 3.40%,
4/25/2065(a)(b) 1,325,000 1,258,514
162,431,870
0
Total Collateralized Mortgage Obligations
(cost $168,769,402) 172,441,953
Commercial Mortgage-Backed Securities 2 .7%
CAYMAN ISLANDS 0 .1%
AREIT Ltd. , Series 2024-
CRE9, Class A, 5.72%,
5/17/2041(a)(b) 837,880 838,331
UNITED STATES 2 .6%
BX Trust
Series 2021-ARIA,
Class D, 6.04%,
10/15/2036(a)(b) 2,118,000 2,114,691
Series 2021-ARIA,
Class G, 7.29%,
10/15/2036(a)(b) 2,070,000 2,067,428
Commercial Mortgage
Trust , Series 2015-
CR26, Class D, 3.39%,
10/10/2048(a) 1,350,000 1,095,579
CSAIL Commercial
Mortgage Trust , Series
2015-C4, Class D,
3.76%, 11/15/2048(a) 250,000 244,789
FHLMC Multifamily
Structured Credit Risk
REMICS
Series 2021-MN1, Class
M2, 7.93%, 1/25/2051(a)
(b) 700,000 724,983
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
Series 2021-MN3,
Class M2, 8.18%,
11/25/2051(a)(b) 815,000 844,677
GS Mortgage Securities
Trust , Series 2016-
GS4, Class D, 3.23%,
11/10/2049(a)(b) 1,340,000 1,132,321
Hilton Commercial
Mortgage Trust , Series
2024-ORL, Class D,
7.22%, 5/15/2037(a)(b) 540,000 540,675
HTL Commercial Mortgage
Trust
Series 2024-T53, Class
C, 7.09%, 5/10/2039(a)
(b) 1,590,000 1,617,901
Series 2024-T53, Class
D, 8.20%, 5/10/2039(a)
(b) 2,880,000 2,947,716
J.P. Morgan Chase
Commercial Mortgage
Securities Trust , Series
2024-OMNI, Class D,
5.80%, 10/5/2039(a)(b) 260,000 259,045
MCR Mortgage Trust
Series 2024-TWA, Class
D, 7.40%, 6/12/2039(b) 2,600,000 2,633,398
Series 2024-TWA, Class
F, 10.38%, 6/12/2039(b) 1,960,000 2,009,137
Morgan Stanley Capital
I Trust , Series 2016-
UBS9, Class D, 3.00%,
3/15/2049(b) 420,000 320,195
Multifamily Connecticut
Avenue Securities
Trust , Series 2019-
01, Class M10, 7.55%,
10/25/2049(a)(b) 730,934 741,749
PRM Trust
Series 2025-PRM6,
Class E, 6.58%,
7/5/2033(a)(b) 3,430,000 3,421,027
Series 2025-PRM6,
Class F, 7.06%,
7/5/2033(a)(b) 1,820,000 1,819,209
SLG Office Trust , Series
2021-OVA, Class E,
2.85%, 7/15/2041(b) 1,975,000 1,694,428
SMRT , Series 2022-
MINI, Class E, 6.73%,
1/15/2039(a)(b) 3,110,000 3,090,563
THPT Mortgage Trust ,
Series 2023-THL, Class
C, 8.53%, 12/10/2034(a)
(b) 700,000 707,230
UBS Commercial
Mortgage Trust , Series
2017-C4, Class C,
4.53%, 10/15/2050(a) 810,000 757,375
Velocity Commercial
Capital Loan Trust

22 - Statement of Investments - October 31, 2025 - Nationwide Strategic Income Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
Series 2024-6, Class A,
5.81%, 12/25/2054(a)(b) 1,095,304 1,103,555
Series 2025-1, Class A,
6.03%, 2/25/2055(a)(b) 1,596,038 1,614,493
VRTX Trust
Series 2025-HQ, Class
B, 5.49%, 8/5/2042(a)(b) 2,610,000 2,644,222
Series 2025-HQ, Class
C, 5.92%, 8/5/2042(a)(b) 1,250,000 1,268,769
Series 2025-HQ, Class
D, 6.60%, 8/5/2042(a)(b) 620,000 627,847
38,043,002
Total Commercial Mortgage-Backed
Securities
(cost $38,883,110)
38,881,333
Corporate Bonds 57 .9%
AUSTRALIA 1 .1%
Banks 0 .4%
Commonwealth Bank of
Australia
(SOFR + 0.81%),
5.10%, 3/14/2030(b)(d)
(e) 4,670,000 4,704,740
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.32%), 5.93%,
3/14/2046(b)(d)(e) 1,740,000 1,811,433
6,516,173
Capital Markets 0 .4%
Macquarie Bank Ltd.,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.45%), 5.64%,
8/13/2036(b)(d) 6,105,000 6,213,767
Financial Services 0 .3%
Woodside Finance Ltd.,
6.00%, 5/19/2035 3,750,000 3,920,685
16,650,625
BERMUDA 3 .9%
Financial Services 0 .3%
2001 Cat RE Ltd., Series
A, (JMMMUSTF +
13.04%), 16.96%,
1/8/2027(b)(d) 1,000,000 1,049,800
Acorn Re Ltd., Series B,
(GSMMUSTF + 3.10%),
7.00%, 11/7/2025(b)(d) 250,000 249,750
Acorn Re Ltd., Series A,
(GSMMUSTF + 3.10%),
7.00%, 11/5/2027(b)(d) 500,000 510,800
Alamo Re Ltd.
Series A, (FHMMUSTF
+ 9.08%), 12.95%,
6/7/2026(b)(d) 500,000 524,200
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Financial Services
Series A, (FHMMUSTF
+ 6.54%), 10.44%,
6/7/2027(b)(d) 500,000 529,350
Alamo Re Ltd., Series B,
(FHMMUSTF + 8.43%),
12.30%, 6/7/2027(b)(d) 250,000 268,600
Aquila Re I Ltd.
Series A-1,
(BNMMDTSC + 5.34%),
9.21%, 6/8/2026(b)(d) 250,000 256,425
Series A-1,
(BRMMUSDF + 5.39%),
9.25%, 6/7/2027(b)(d) 250,000 260,400
Aquila Re I Ltd., Series
C-1, (BNMMDTSC
+ 8.83%), 12.69%,
6/8/2026(b)(d) 250,000 261,575
Easton Re Ltd., Series A,
(3 Month Treasury Bill
Rate + 7.50%), 11.30%,
1/8/2027(b)(d) 500,000 513,650
High Point Re Ltd.,
Series A, (BRMMUSDF
+ 5.64%), 9.50%,
1/6/2027(b)(d) 250,000 256,250
Hypatia Ltd., Series A, (3
Month Treasury Bill Rate
+ 10.50%), 14.30%,
4/8/2026(b)(d) 250,000 259,650
Locke Tavern Re Ltd.,
Series A, (GSMMUSTI
+ 4.96%), 8.83%,
4/9/2026(b)(d) 500,000 508,550
Merna Re Companywide
Ltd., Series A.., (3
Month Treasury Bill
Rate + 7.00%), 10.80%,
7/7/2028(b)(d) 500,000 537,050
Merna Re Enterprise Ltd.,
Series A., (3 Month
Treasury Bill Rate
+ 7.75%), 11.55%,
7/7/2028(b)(d) 500,000 520,300
Mona Lisa Re Ltd., Series
B, (BRMMUSDF +
12.50%), 16.36%,
1/8/2026(b)(d) 250,000 254,875
Ramble RE Ltd., Series A,
(3 Month Treasury Bill
Rate + 6.48%), 10.28%,
3/5/2027(b)(d) 500,000 502,650
Topanga Re Ltd., Series A,
(BRMMUSDF + 4.77%),
8.63%, 1/8/2026(b)(d) 400,000 398,400
Veraison Re Ltd.
Series A, (GSMMUSTI
+ 4.74%), 8.62%,
3/8/2027(b)(d) 500,000 514,150

Nationwide Strategic Income Fund - October 31, 2025 - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Financial Services
Series A, (GSMMUSTI
+ 3.50%), 7.37%,
3/8/2028(b)(d) 250,000 252,850
Veraison Re Ltd., Series B,
(GSMMUSTI + 5.00%),
8.87%, 3/8/2028(b)(d) 250,000 252,875
8,682,150
Insurance 3 .5%
123 Lights Re Ltd.,
Series A, (FHMMUSTF
+ 11.00%), 14.90%,
9/14/2028(b)(d) 250,000 249,625
Armor RE II Ltd., Series A,
(BRMMUSDF + 8.50%),
12.40%, 1/7/2028(b)(d) 500,000 532,900
Baldwin Re Ltd., Series A,
(BRMMUSDF + 3.75%),
7.61%, 7/9/2029(b)(d) 1,250,000 1,290,875
Blue Ridge Re Ltd.,
Series A, (FHMMUSTF
+ 5.25%), 9.12%,
1/8/2027(b)(d) 250,000 258,650
Blue Ridge Re Ltd.,
Series B, (FHMMUSTF
+ 7.99%), 11.86%,
1/8/2027(b)(d) 250,000 264,375
Bluebonnet RE Ltd.
Series A, (JMMMUSTF
+ 12.00%), 15.91%,
6/7/2027(b)(d) 250,000 270,025
Series A, (FHMMUSTF
+ 5.75%), 9.60%,
6/7/2028(b)(d) 500,000 527,700
Bluebonnet RE Ltd.,
Series B, (FHMMUSTF
+ 8.50%), 12.35%,
6/7/2028(b)(d) 250,000 267,775
Bluebonnet RE Ltd.,
Series C, (FHMMUSTF
+ 11.75%), 15.65%,
6/7/2028(b)(d) 250,000 272,375
Bonanza RE Ltd., Series
A, (MSMMUSTF
+ 8.03%), 11.88%,
1/8/2026(b)(d) 250,000 252,375
Bonanza RE Ltd., Series
B, (MSMMUSTF
+ 3.75%), 7.61%,
12/19/2027(b)(d) 250,000 253,800
Bonanza RE Ltd., Series
C, (MSMMUSTF
+ 5.50%), 9.35%,
12/19/2027(b)(d) 500,000 515,950
Bridge Street Re Ltd.,
Series A, (JMMMUSTF
+ 4.00%), 7.88%,
1/7/2028(b)(d) 1,000,000 1,021,700
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Cape Lookout Re Ltd.
Series A, (FHMMUSTF
+ 7.20%), 11.07%,
4/28/2026(b)(d) 1,500,000 1,545,450
Series A, (FHMMUSTF
+ 6.90%), 10.74%,
3/13/2028(b)(d) 500,000 525,450
Chartwell RE Ltd., Series
A, (JMMMUSTF
+ 6.00%), 9.91%,
6/7/2028(b)(d) 500,000 524,150
Chartwell RE Ltd., Series
B, (JMMMUSTF +
7.00%), 10.91%,
6/7/2028(b)(d) 250,000 259,725
Citrus Re Ltd.
Series A, (BRMMUSDF
+ 6.59%), 10.47%,
6/7/2026(b)(d) 250,000 258,350
Series A, (BRMMUSDF
+ 9.19%), 13.07%,
6/7/2027(b)(d) 250,000 264,975
Series A, (BRMMUSDF
+ 7.75%), 11.63%,
6/7/2028(b)(d) 500,000 516,200
Commonwealth RE Ltd.,
Series A, (JMMMUSTF
+ 3.75%), 7.63%,
7/10/2028(b)(d) 500,000 513,400
Finca RE Ltd., Series A,
(3 Month Treasury Bill
Rate + 5.25%), 9.05%,
6/7/2028(b)(d) 500,000 520,150
First Coast Re IV Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 9.94%), 9.94%,
4/7/2026(b)(d) 250,000 258,625
Series A, (3 Month
Treasury Bill Rate
+ 6.50%), 10.30%,
3/10/2028(b)(d) 500,000 519,350
First Coast Re IV Ltd.,
Series B, (3 Month
Treasury Bill Rate
+ 7.50%), 11.30%,
3/10/2028(b)(d) 250,000 261,950
FloodSmart Re Ltd.
Series A, (FHMMUSTF
+ 17.15%), 21.02%,
3/11/2026(b)(d) 500,000 517,950
Series A, (FHMMUSTF
+ 14.36%), 18.30%,
3/12/2027(b)(d) 1,000,000 1,070,500
Four Lakes Re Ltd.
Series A, (BRMMUSDF
+ 6.81%), 10.81%,
1/7/2026(b)(d) 250,000 252,250

24 - Statement of Investments - October 31, 2025 - Nationwide Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Series A, (3 Month
Treasury Bill Rate
+ 5.80%), 9.80%,
1/7/2027(b)(d) 750,000 769,425
Series A, (BRMMUSDF
+ 5.50%), 9.50%,
1/7/2028(b)(d) 500,000 508,650
Four Lakes Re Ltd.
Series B, (BRMMUSDF
+ 8.92%), 12.92%,
1/7/2027(b)(d) 250,000 258,150
Series B, (BRMMUSDF
+ 8.25%), 12.25%,
1/7/2028(b)(d) 500,000 516,850
Fuchsia - London Bridge
2 PCC Ltd., Series A,
(FRMMUSTI + 5.14%),
9.00%, 4/6/2028(b)(d) 500,000 514,500
Genesee Street Re
Ltd., Series 2025, (1
Month Treasury Bill
Rate + 3.25%), 7.05%,
4/7/2028(b)(d) 500,000 507,800
Herbie Re Ltd.
Series A, (JMMMUSTF
+ 6.90%), 10.79%,
1/7/2028(b)(d) 500,000 508,250
Series A, (3 Month
Treasury Bill Rate
+ 7.25%), 11.05%,
1/8/2029(b)(d) 500,000 519,050
Herbie Re Ltd., Series B,
(3 Month Treasury Bill
Rate + 9.90%), 13.70%,
1/8/2028(b)(d) 250,000 258,200
Integrity RE III Ltd., Series
A-2, (1 Month Treasury
Bill Rate + 8.00%),
11.80%, 6/6/2028(b)(d) 500,000 523,600
Integrity RE III Ltd., Series
B-2, (1 Month Treasury
Bill Rate + 9.75%),
13.55%, 6/6/2028(b)(d) 500,000 528,200
Integrity Re Ltd., Series
B, (FHMMUSTF +
13.32%), 17.19%,
6/6/2026(b)(d) 750,000 798,750
Kendall Re Ltd., Series A,
(GSMMUSTI + 6.25%),
10.13%, 4/30/2027(b)(d) 500,000 525,800
Kendall Re Ltd., Series B,
(GSMMUSTI + 7.74%),
11.62%, 4/30/2027(b)(d) 250,000 262,850
Kilimanjaro II Re Ltd.,
Series A, (BRMMUSDF
+ 6.25%), 10.13%,
6/30/2028(b)(d) 1,000,000 1,045,600
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Kilimanjaro II Re Ltd.,
Series B, (BRMMUSDF
+ 7.25%), 11.13%,
6/30/2028(b)(d) 500,000 526,350
Kilimanjaro II Re Ltd.,
Series C-1, (3 Month
Treasury Bill Rate
+ 4.00%), 7.80%,
7/9/2029(b)(d) 1,000,000 1,032,300
Kilimanjaro II Re Ltd.,
Series D-1, (3 Month
Treasury Bill Rate
+ 6.50%), 10.30%,
7/9/2029(b)(d) 1,000,000 1,042,400
Kilimanjaro II Re Ltd.,
Series C-2, (3 Month
Treasury Bill Rate
+ 4.00%), 7.80%,
7/8/2030(b)(d) 1,250,000 1,297,375
Kilimanjaro II Re Ltd.,
Series D-2, (3 Month
Treasury Bill Rate
+ 6.50%), 10.30%,
7/8/2030(b)(d) 1,250,000 1,308,125
Longleaf Pine Re Ltd.,
Series 1, (GSMMUSTI
+ 17.93%), 21.81%,
5/25/2027(b)(d) 250,000 280,400
Marlon Ltd., Series A,
(JMMMUSTF + 7.31%),
11.20%, 6/7/2027(b)(d) 250,000 267,550
Matterhorn Re Ltd., Series
2021, (SOFR + 5.75%),
9.82%, 12/8/2025(b)(d) 500,000 501,250
Matterhorn Re Ltd., Series
A, (3 Month Treasury Bill
Rate + 2.50%), 6.30%,
9/22/2028(b)(d) 250,000 251,400
Mayflower Re Ltd.,
Series B, (FHMMUSTF
+ 6.51%), 10.38%,
7/8/2026(b)(d) 500,000 518,450
Mayflower Re Ltd.
Series A, (FHMMUSTF
+ 4.93%, 1.56% Cap,
0.56% Floor), 8.80%,
7/8/2027(b)(d) 500,000 515,500
Series A, (T-BILL
+ 3.50%), 7.30%,
7/7/2028(b)(d) 750,000 770,250
Merna Reinsurance II Ltd.
Series A, (GSMMUSTI
+ 8.38%), 12.25%,
7/7/2026(b)(d) 250,000 262,225
Series A, (GSMMUSTI
+ 7.47%), 11.35%,
7/7/2027(b)(d) 250,000 266,925

Nationwide Strategic Income Fund - October 31, 2025 - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Series A, (3 Month
Treasury Bill Rate
+ 8.75%), 12.55%,
7/7/2028(b)(d) 500,000 531,000
Merna Reinsurance II Ltd.
Series B, (GSMMUSTI
+ 10.47%), 14.34%,
7/7/2026(b)(d) 250,000 265,775
Series B, (GSMMUSTI
+ 8.75%), 12.63%,
7/7/2027(b)(d) 250,000 266,325
Merna Reinsurance II Ltd.,
Series C, (GSMMUSTI
+ 8.49%), 12.37%,
7/7/2027(b)(d) 500,000 523,850
MetroCat Re Ltd., Series
A, (GSMMUSTF
+ 5.75%), 9.62%,
5/8/2026(b)(d) 750,000 761,625
Montoya Re Ltd.
Series A, (FHMMUSTF
+ 13.40%), 17.26%,
4/7/2026(b)(d) 250,000 262,475
Series A, (1 Month
Treasury Bill Rate
+ 5.75%), 9.55%,
4/7/2028(b)(d) 500,000 509,900
Mystic Re IV Ltd.
Series A, (3 Month
Treasury Bill Rate
+ 8.93%), 12.73%,
1/8/2026(b)(d) 250,000 253,250
Series A, (GSMMUSTI
+ 12.00%), 15.92%,
1/8/2027(b)(d) 750,000 797,250
Series A, (3 Month
Treasury Bill Rate
+ 4.00%), 7.80%,
1/10/2028(b)(d) 250,000 255,525
Northshore Re II Ltd.,
Series A, (3 Month
Treasury Bill Rate
+ 5.00%), 8.80%,
4/7/2028(b)(d) 1,000,000 1,019,700
Oceanside RE Ltd., Series
A, (3 Month Treasury Bill
Rate + 6.00%), 9.80%,
5/15/2028(b)(d) 250,000 257,725
Ocelot Re Ltd., Series A,
(3 Month Treasury Bill
Rate + 4.50%), 8.30%,
2/26/2029(b)(d) 750,000 768,600
Palm RE Ltd.
Series A, (1 Month
Treasury Bill Rate
+ 9.70%), 13.50%,
6/7/2027(b)(d) 250,000 267,350
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Series A, (1 Month
Treasury Bill Rate
+ 7.75%), 11.55%,
6/7/2028(b)(d) 500,000 529,950
Purple Re Ltd.
Series A, (1 Month
Treasury Bill Rate
+ 9.13%), 12.93%,
6/7/2027(b)(d) 500,000 531,950
Series A, (1 Month
Treasury Bill Rate
+ 7.25%), 11.05%,
6/7/2028(b)(d) 250,000 265,800
Sakura RE Ltd., Series A,
(3 Month Treasury Bill
Rate + 2.75%), 6.55%,
4/5/2029(b)(d) 250,000 250,550
Sanders RE II Ltd., Series
A-1, (3 Month Treasury
Bill Rate + 4.00%),
7.80%, 4/7/2028(b)(d) 400,000 412,080
Sanders RE II Ltd., Series
B-1, (GSMMUSTI
+ 4.50%), 8.37%,
4/7/2028(b)(d) 650,000 672,685
Sanders RE II Ltd.,
Series A, (JMMMUSTF
+ 3.99%), 7.88%,
4/7/2029(b)(d) 2,250,000 2,294,775
Sanders RE II Ltd.,
Series B, (JMMMUSTF
+ 5.36%), 9.25%,
4/7/2029(b)(d) 2,250,000 2,337,975
Sanders RE II Ltd., Series
A-2, (3 Month Treasury
Bill Rate + 4.25%),
8.05%, 4/8/2030(b)(d) 400,000 420,440
Sanders RE II Ltd., Series
B-2, (3 Month Treasury
Bill Rate + 4.75%),
8.70%, 4/8/2030(b)(d) 1,400,000 1,483,580
Sanders Re III Ltd.
Series A, (BRMMUSDF
+ 3.34%), 7.20%,
4/7/2026(b)(d) 500,000 504,950
Series A, (BRMMUSDF
+ 7.72%), 11.58%,
6/5/2026(b)(d) 500,000 519,500
Series A, (BRMMUSDF
+ 5.56%), 9.44%,
4/7/2028(b)(d) 1,250,000 1,321,750
Sanders Re III Ltd.,
(BRMMUSDF + 5.47%),
9.33%, 4/7/2027(b)(d) 250,000 259,975
Solomon Re Ltd., Series A,
(GSMMUSTI + 5.52%),
9.40%, 6/8/2026(b)(d) 500,000 512,200
Sutter Re Ltd., Series B,
(FHMMUSTF + 6.75%),
10.62%, 6/19/2026(b)(d) 250,000 255,625

26 - Statement of Investments - October 31, 2025 - Nationwide Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
BERMUDA
Insurance
Titania RE Ltd., Series
A, (BRMMUSDF +
13.13%), 16.99%,
2/27/2026(b)(d) 250,000 259,725
Torrey Pines Re Ltd.
Series A, (JMMMUSTF
+ 5.31%), 9.19%,
6/5/2026(b)(d) 250,000 253,450
Series A, (JMMMUSTF
+ 6.04%), 9.93%,
6/7/2027(b)(d) 250,000 261,725
Series A, (BRMMUSDF
+ 3.75%), 7.61%,
6/7/2028(b)(d) 500,000 511,700
Torrey Pines Re Ltd.
Series B, (JMMMUSTF
+ 7.11%), 11.00%,
6/7/2027(b)(d) 250,000 260,300
Series B, (BRMMUSDF
+ 4.50%), 8.36%,
6/7/2028(b)(d) 250,000 258,675
Ursa Re Ltd., Series Aa,
(GSMMUSTI + 5.50%),
9.37%, 12/6/2025(b)(d) 250,000 250,375
Ursa Re Ltd., Series E,
(JMMMUSTF + 9.25%),
13.14%, 12/7/2026(b)(d) 250,000 261,150
Ursa Re Ltd., Series F,
(GSMMUSTI + 7.50%),
11.38%, 2/22/2028(b)(d) 500,000 507,650
Winston RE Ltd.
Series A, (BNMMDTSC
+ 10.21%), 14.09%,
2/26/2027(b)(d) 250,000 268,800
Series A, (BNMMDTSC
+ 6.50%), 10.36%,
2/21/2028(b)(d) 500,000 520,750
Winston RE Ltd., Series
B, (BNMMDTSC +
11.69%), 15.56%,
2/26/2027(b)(d) 250,000 268,900
53,870,110
Metals & Mining 0 .1%
Galileo Re Ltd., Series B,
(GSMMUSTI + 7.00%),
10.87%, 1/8/2026(b)(d) 250,000 252,250
Galileo Re Ltd., Series A,
(GSMMUSTI + 7.00%),
10.97%, 1/7/2028(b)(d) 1,500,000 1,573,800
1,826,050
64,378,310
BRAZIL 0 .3%
Food Products 0 .2%
Minerva Luxembourg SA,
4.38%, 3/18/2031(b) 3,725,000 3,433,307
Corporate Bonds
Principal
Amount ($) Value ($)
BRAZIL
Oil, Gas & Consumable Fuels 0 .1%
MC Brazil Downstream
Trading SARL, 7.25%,
6/30/2031(b) 985,186 809,478
4,242,785
CANADA 2 .2%
Commercial Services & Supplies 1 .0%
Element Fleet
Management Corp.
5.64%, 3/13/2027(b)(e) 1,500,000 1,527,530
6.32%, 12/4/2028(b) 1,605,000 1,696,476
5.04%, 3/25/2030(b) 5,705,000 5,827,143
Garda World Security
Corp., 8.38%,
11/15/2032(b)(e) 5,820,000 5,921,728
14,972,877
Multi-Utilities 0 .0%
†
Algonquin Power & Utilities
Corp., (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.25%), 4.75%,
1/18/2082(d) 705,000 691,723
Oil, Gas & Consumable Fuels 1 .2%
Enbridge, Inc.
5.63%, 4/5/2034(e) 730,000 761,892
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.97%), 7.20%,
6/27/2054(d)(e) 490,000 523,333
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.12%), 7.38%,
3/15/2055(d)(e) 490,000 520,672
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 4.43%), 8.50%,
1/15/2084(d)(e) 928,000 1,066,955
International Petroleum
Corp., Reg. S, 7.50%,
10/10/2030 13,520,000 13,389,638
South Bow Canadian
Infrastructure Holdings
Ltd., (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.67%), 7.50%,
3/1/2055(d)(e) 805,000 861,158
17,123,648
32,788,248

Nationwide Strategic Income Fund - October 31, 2025 - Statement of Investments - 27
Corporate Bonds
Principal
Amount ($) Value ($)
CAYMAN ISLANDS 0 .4%
Consumer Finance 0 .2%
Global Aircraft Leasing Co.
Ltd., 8.75%, 9/1/2027(b)
(e) 2,465,000 2,537,816
Financial Services 0 .0%
†
Long Point Re IV
Ltd., Series 2022,
(BRMMUSDF + 4.25%),
8.13%, 6/1/2026(b)(d) 250,000 253,625
Insurance 0 .2%
Residential Reinsurance
2004 Ltd., Series 4,
(3 Month Treasury Bill
Rate + 5.38%), 9.18%,
12/6/2028(b)(d) 750,000 782,550
Residential Reinsurance
2004 Ltd., Series 3,
(3 Month Treasury Bill
Rate + 6.94%), 10.74%,
12/6/2028(b)(d) 750,000 782,700
Residential Reinsurance
2021 Ltd., Series 3,
(3 Month Treasury Bill
Rate + 5.78%), 9.58%,
12/8/2025(b)(d) 500,000 501,250
Vitality Re XIII Ltd.,
Series A, (FHMMUSTF
+ 2.00%), 5.87%,
1/6/2026(b)(d) 250,000 250,100
Vitality Re XIII Ltd.,
Series B, (FHMMUSTF
+ 2.75%), 6.62%,
1/6/2026(b)(d) 300,000 300,360
Vitality Re XIV Ltd.,
Series A, (FHMMUSTF
+ 3.50%), 7.35%,
1/5/2027(b)(d) 500,000 511,300
3,128,260
5,919,701
CHILE 0 .3%
Metals & Mining 0 .3%
Corp. Nacional del Cobre
de Chile, 6.78%,
1/13/2055(b)(e) 3,275,000 3,581,213
Wireless Telecommunication Services 0 .0%
†
WOM Mobile SA, 11.00%,
4/1/2031(b)(d)(f) 350,501 330,956
3,912,169
COLOMBIA 1 .5%
Food Products 0 .9%
Grupo Nutresa SA, 9.00%,
5/12/2035(b) 11,635,000 13,208,634
Passenger Airlines 0 .6%
ABRA Global Finance,
6.00%, 10/22/2029(b)(f) 8,985,031 8,555,497
21,764,131
Corporate Bonds
Principal
Amount ($) Value ($)
CZECH REPUBLIC 0 .2%
Aerospace & Defense 0 .2%
Czechoslovak Group A/S,
5.25%, 1/10/2031(b) EUR 1,735,000 2,081,559
FINLAND 0 .3%
Banks 0 .3%
Nordea Bank Abp
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.72%), 6.75%,
11/10/2033(b)(d)(g) 1,895,000 1,955,894
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.60%), 3.75%,
3/01/2029(b)(d)(g) 1,840,000 1,722,753
3,678,647
FRANCE 2 .4%
Banks 2 .4%
BNP Paribas SA
(SOFR + 1.68%),
5.09%, 5/9/2031(b)(d)(e) 9,500,000 9,661,248
(SOFR + 1.62%),
5.79%, 1/13/2033(b)(d)
(e) 3,170,000 3,318,367
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.13%), 7.45%,
6/27/2035(b)(d)(e)(g) 5,715,000 5,942,329
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.54%), 7.38%,
9/10/2034(b)(d)(g) 682,000 705,234
BPCE SA
(SOFR + 1.85%),
5.94%, 5/30/2035(b)(d) 1,375,000 1,442,105
(SOFR + 2.04%),
6.29%, 1/14/2036(b)(d) 5,895,000 6,319,600
Societe Generale SA
5.25%, 2/19/2027(b) 4,600,000 4,646,007
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.60%), 6.10%,
4/13/2033(b)(d)(e) 2,935,000 3,094,526
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 3.20%), 6.22%,
6/15/2033(b)(d) 1,400,000 1,476,151
36,605,567
GERMANY 1 .3%
Automobiles 0 .6%
Volkswagen Group of
America Finance LLC
4.85%, 9/11/2030(b) 4,275,000 4,305,110

28 - Statement of Investments - October 31, 2025 - Nationwide Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
GERMANY
Automobiles
5.80%, 3/27/2035(b)(e) 3,930,000 4,042,054
8,347,164
Insurance 0 .7%
Allianz SE
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.32%), 6.55%,
10/30/2033(b)(d)(e)(g) 6,000,000 6,213,024
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.77%), 5.60%,
9/3/2054(b)(d) 3,600,000 3,711,078
9,924,102
18,271,266
GHANA 0 .2%
Oil, Gas & Consumable Fuels 0 .2%
Kosmos Energy Ltd.,
7.75%, 5/1/2027(b) 3,950,000 3,713,000
GREECE 0 .4%
Marine Transportation 0 .4%
Danaos Corp., 6.88%,
10/15/2032(b)(e) 5,725,000 5,629,787
HONG KONG 0 .1%
Hotels, Restaurants & Leisure 0 .1%
Melco Resorts
Finance Ltd., 6.50%,
9/24/2033(b) 1,090,000 1,095,308
IRELAND 0 .7%
Consumer Finance 0 .5%
Avolon Holdings Funding
Ltd.
6.38%, 5/4/2028(b) 2,025,000 2,109,597
5.15%, 1/15/2030(b) 3,500,000 3,553,052
5.38%, 5/30/2030(b) 1,650,000 1,693,274
7,355,923
Financial Services 0 .2%
Atlas Capital DAC, Series
A, (SOFR + 7.57%),
11.64%, 6/5/2026(b)(d) 250,000 259,050
Atlas Capital DAC, Series
2024, (SOFR + 12.22%),
16.49%, 6/8/2027(b)(d) 500,000 557,200
Atlas Capital DAC, Series
2025, (SOFR + 7.25%),
11.44%, 6/7/2028(b)(d) 500,000 516,950
Queen Street 2023 RE
DAC, Series A, (3
Month Treasury Bill
Rate + 7.50%), 11.30%,
12/8/2025(b)(d) 750,000 753,750
2,086,950
9,442,873
Corporate Bonds
Principal
Amount ($) Value ($)
ISRAEL 0 .3%
Pharmaceuticals 0 .3%
Teva Pharmaceutical
Finance Netherlands II
BV, 4.38%, 5/9/2030 EUR 4,007,000 4,760,164
ITALY 0 .7%
Banks 0 .2%
UniCredit SpA, (USD
ICE Swap Rate 5 Year
+ 3.70%), 5.86%,
6/19/2032(b)(d) 2,260,000 2,297,119
Electric Utilities 0 .1%
Enel Finance International
NV, 5.00%, 6/15/2032(b)
(e) 1,915,000 1,949,929
Hotels, Restaurants & Leisure 0 .4%
Lottomatica Group Spa,
4.88%, 1/31/2031(b) EUR 4,355,000 5,179,180
9,426,228
JAPAN 3 .7%
Banks 0 .3%
Mizuho Financial Group,
Inc., (US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.30%), 5.58%,
5/26/2035(d) 1,010,000 1,059,255
Norinchukin Bank (The),
4.67%, 9/9/2030(b) 2,535,000 2,550,568
3,609,823
Capital Markets 0 .1%
Nomura Holdings, Inc.,
5.78%, 7/3/2034(e) 1,335,000 1,415,380
Insurance 3 .3%
Dai-ichi Life Insurance Co.
Ltd. (The), (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.52%), 6.20%,
1/16/2035(b)(d)(e)(g) 9,760,000 10,247,746
Meiji Yasuda Life
Insurance Co., (US
Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year +
2.91%), 6.10%,
6/11/2055(b)(d) 9,025,000 9,459,445
Nippon Life Insurance
Co., (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.19%), 6.50%,
4/30/2055(b)(d) 9,150,000 9,917,529

Nationwide Strategic Income Fund - October 31, 2025 - Statement of Investments - 29
Corporate Bonds
Principal
Amount ($) Value ($)
JAPAN
Insurance
Sumitomo Life Insurance
Co., (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.65%), 5.88%,
9/10/2055(b)(d)(e) 16,500,000 16,853,678
46,478,398
51,503,601
LUXEMBOURG 0 .1%
Hotels, Restaurants & Leisure 0 .1%
Cruise Yacht Upper
HoldCo Ltd., 11.88%,
7/5/2028 1,200,000 1,072,544
MACAU 0 .3%
Hotels, Restaurants & Leisure 0 .3%
Wynn Macau Ltd., 6.75%,
2/15/2034(b) 4,855,000 4,892,471
MEXICO 1 .6%
Diversified Telecommunication Services 0 .7%
Total Play
Telecomunicaciones
SA de CV, 11.13%,
12/31/2032(b) 11,681,750 11,232,003
Energy Equipment & Services 0 .4%
Borr IHC Ltd.
10.00%, 11/15/2028(b)
(e) 342,744 342,767
10.38%, 11/15/2030(b)
(e) 6,175,976 6,146,955
6,489,722
Passenger Airlines 0 .5%
Grupo Aeromexico SAB
de CV
8.25%, 11/15/2029(b) 1,275,000 1,284,563
8.63%, 11/15/2031(b) 6,400,000 6,417,964
7,702,527
25,424,252
NETHERLANDS 0 .5%
Banks 0 .5%
ING Groep NV, (ICE IBA -
USD SOFR ICE Swap
Rate 5 Year + 3.59%),
7.00%, 11/16/2032(d)
(e)(g) 5,840,000 6,057,341
ING Groep NV, Series
NC10, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.86%), 4.25%,
5/16/2031(d)(g) 1,960,000 1,750,705
7,808,046
Corporate Bonds
Principal
Amount ($) Value ($)
NORWAY 0 .8%
Oil, Gas & Consumable Fuels 0 .8%
Aker BP ASA
6.00%, 6/13/2033(b) 1,235,000 1,294,244
5.13%, 10/1/2034(b) 5,720,000 5,621,012
5.25%, 10/30/2035(b) 4,890,000 4,808,601
11,723,857
SAUDI ARABIA 0 .7%
Oil, Gas & Consumable Fuels 0 .7%
Saudi Arabian Oil Co.,
6.38%, 6/2/2055(b) 9,220,000 9,940,026
SINGAPORE 0 .1%
Insurance 0 .1%
Nakama Re Pte. Ltd.,
Series 1, (3 Month
Treasury Bill Rate
+ 2.35%), 6.15%,
4/4/2029(b)(d) 750,000 761,475
SOUTH KOREA 0 .2%
Insurance 0 .2%
Hanwha Life Insurance
Co. Ltd., (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.29%), 6.30%,
6/24/2055(b)(d) 2,483,000 2,604,144
SPAIN 0 .8%
Banks 0 .8%
Banco Santander SA,
5.44%, 7/15/2031(e) 6,200,000 6,509,396
CaixaBank SA
(SOFR + 2.77%),
6.84%, 9/13/2034(b)(d) 1,015,000 1,131,902
(SOFR + 2.26%),
6.04%, 6/15/2035(b)(d) 540,000 574,935
(SOFR + 1.79%),
5.58%, 7/3/2036(b)(d) 2,105,000 2,162,181
Reg. S, (EUR Swap
Annual 5 Year + 3.86%),
3.63%, 9/14/2028(d)(g) EUR 2,000,000 2,229,917
12,608,331
SWITZERLAND 0 .5%
Capital Markets 0 .5%
UBS Group AG
(ICE IBA - USD SOFR
ICE Swap Rate 5 Year
+ 3.08%), 7.00%,
2/10/2030(b)(d)(e)(g) 440,000 445,628
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.20%), 5.96%,
1/12/2034(b)(d)(e) 1,110,000 1,186,338
(ICE IBA - USD SOFR
ICE Swap Rate 5 Year
+ 3.18%), 7.13%,
8/10/2034(b)(d)(g) 430,000 437,506

30 - Statement of Investments - October 31, 2025 - Nationwide Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
SWITZERLAND
Capital Markets
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.00%), 6.30%,
9/22/2034(b)(d) 365,000 398,758
(ICE IBA - USD SOFR
ICE Swap Rate 5 Year
+ 3.30%), 7.00%,
2/05/2035(b)(d)(g) 1,155,000 1,166,675
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.77%), 5.70%,
2/8/2035(b)(d) 1,310,000 1,381,644
(ICE IBA - USD SOFR
ICE Swap Rate 5 Year
+ 4.16%), 7.75%,
4/12/2031(b)(d)(g) 1,500,000 1,596,826
6,613,375
UNITED KINGDOM 1 .4%
Banks 1 .1%
HSBC Holdings plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.64%), 6.95%,
8/27/2031(d)(e)(g) 4,985,000 5,185,362
(SOFR + 1.96%),
5.74%, 9/10/2036(d) 3,040,000 3,105,944
NatWest Group plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.20%), 6.48%,
6/1/2034(d) 1,355,000 1,421,045
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 3.75%), 8.13%,
11/10/2033(d)(e)(g) 925,000 1,041,787
Standard Chartered plc
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 2.10%), 6.10%,
1/11/2035(b)(d) 2,000,000 2,147,465
(US Treasury Yield
Curve Rate T Note
Constant Maturity 1
Year + 1.43%), 6.23%,
1/21/2036(b)(d)(e) 2,550,000 2,775,412
15,677,015
Financial Services 0 .3%
Nationwide Building
Society, 5.13%,
7/29/2029(b)(e) 3,405,000 3,507,511
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED KINGDOM
Insurance 0 .0%
†
Lapis London Bridge 2
PCC Ltd., Series A,
(3 Month Treasury Bill
Rate + 7.50%), 11.30%,
1/9/2029(b)(d) 250,000 259,850
19,444,376
UNITED STATES 30 .8%
Aerospace & Defense 0 .5%
Boeing Co. (The)
6.86%, 5/1/2054 4,780,000 5,440,630
7.01%, 5/1/2064 620,000 709,596
Goat Holdco LLC, 6.75%,
2/1/2032(b) 1,470,000 1,501,110
7,651,336
Automobiles 1 .1%
Ford Motor Co., 6.10%,
8/19/2032 210,000 215,648
Hyundai Capital America
5.68%, 6/26/2028(b) 515,000 531,571
6.50%, 1/16/2029(b) 695,000 737,075
5.35%, 3/19/2029(b) 2,500,000 2,565,703
5.30%, 1/8/2030(b)(e) 4,780,000 4,919,922
4.50%, 9/18/2030(b) 2,855,000 2,849,112
6.20%, 9/21/2030(b) 995,000 1,063,624
5.40%, 6/23/2032(b)(e) 3,260,000 3,370,461
16,253,116
Banks 5 .1%
Bank of America Corp.,
(SOFR + 1.70%),
5.74%, 2/12/2036(d)(e) 4,065,000 4,230,780
Citigroup, Inc., Series
GG, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.89%), 6.88%,
8/15/2030(d)(g) 4,720,000 4,863,365
Citigroup, Inc.
(SOFR + 2.66%),
6.17%, 5/25/2034(d) 690,000 732,780
(SOFR + 1.83%),
6.02%, 1/24/2036(d) 7,250,000 7,584,884
Citizens Financial Group,
Inc.
(SOFR + 2.01%),
5.84%, 1/23/2030(d)(e) 445,000 462,640
(SOFR + 1.26%),
5.25%, 3/5/2031(d) 2,185,000 2,235,494
Comerica Bank, (SOFR
+ 2.61%), 5.33%,
8/25/2033(d) 1,610,000 1,616,899
JPMorgan Chase & Co.,
(SOFR + 1.44%),
5.10%, 4/22/2031(d)(e) 3,075,000 3,176,082
KeyCorp, (United States
SOFR Compounded
Index + 1.23%), 5.12%,
4/4/2031(d)(e) 4,365,000 4,472,481

Nationwide Strategic Income Fund - October 31, 2025 - Statement of Investments - 31
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Banks
Morgan Stanley Private
Bank NA, (SOFR
+ 1.08%), 4.73%,
7/18/2031(d) 5,000,000 5,078,499
PNC Financial Services
Group, Inc. (The),
(SOFR + 1.39%),
5.58%, 1/29/2036(d)(e) 3,085,000 3,223,937
Santander Holdings USA,
Inc., (SOFR + 2.14%),
6.34%, 5/31/2035(d)(e) 5,160,000 5,484,687
Truist Bank
(SOFR + 0.77%),
4.42%, 7/24/2028(d) 17,470,000 17,537,297
(SOFR + 0.91%),
4.14%, 10/23/2029(d) 10,760,000 10,717,601
Truist Financial Corp.,
(SOFR + 2.24%),
4.92%, 7/28/2033(d) 2,255,000 2,248,102
73,665,528
Capital Markets 2 .2%
Citadel Securities Global
Holdings LLC
5.50%, 6/18/2030(b)(e) 8,505,000 8,704,030
6.20%, 6/18/2035(b) 2,211,000 2,319,702
Jane Street Group, 6.75%,
5/1/2033(b) 5,477,000 5,713,441
Jefferies Financial
Group, Inc., 6.20%,
4/14/2034(e) 1,815,000 1,904,745
Morgan Stanley, Series
I, (SOFR + 1.31%),
4.89%, 10/22/2036(d) 6,720,000 6,683,044
Morgan Stanley
(SOFR + 2.62%),
5.30%, 4/20/2037(d)(e) 1,690,000 1,718,591
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.43%), 5.95%,
1/19/2038(d) 740,000 775,797
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.80%), 5.94%,
2/7/2039(d)(e) 1,110,000 1,165,076
State Street Corp., (SOFR
+ 1.22%), 4.78%,
10/23/2036(d)(e) 3,420,000 3,406,118
32,390,544
Chemicals 0 .9%
Celanese US Holdings
LLC, 7.20%,
11/15/2033(c)(e) 7,300,000 7,485,011
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Chemicals
Methanex US Operations,
Inc., 6.25%,
3/15/2032(b)(e) 4,948,000 5,033,482
12,518,493
Consumer Finance 3 .1%
Ally Financial, Inc.
(SOFR + 3.26%),
6.99%, 6/13/2029(d) 640,000 672,225
(SOFR + 2.82%),
6.85%, 1/3/2030(d) 445,000 469,409
(United States SOFR
Compounded Index
+ 1.73%), 5.54%,
1/17/2031(d)(e) 2,335,000 2,375,381
(SOFR + 2.29%),
6.18%, 7/26/2035(d)(e) 1,455,000 1,506,214
American Honda Finance
Corp.
5.05%, 7/10/2031(e) 3,065,000 3,150,528
4.85%, 10/23/2031(e) 5,575,000 5,670,228
Ford Motor Credit Co. LLC
5.73%, 9/5/2030 1,460,000 1,480,679
3.63%, 6/17/2031 1,500,000 1,360,816
6.05%, 11/5/2031 3,875,000 3,961,652
6.50%, 2/7/2035(e) 2,470,000 2,556,328
General Motors Financial
Co., Inc.
4.20%, 10/27/2028(e) 1,880,000 1,875,429
5.60%, 6/18/2031 1,300,000 1,352,045
6.40%, 1/9/2033(e) 1,365,000 1,470,769
6.10%, 1/7/2034(e) 1,455,000 1,537,555
5.90%, 1/7/2035 6,510,000 6,781,610
OneMain Finance Corp.
6.13%, 5/15/2030(e) 2,250,000 2,276,460
6.50%, 3/15/2033(e) 6,835,000 6,821,235
45,318,563
Containers & Packaging 0 .3%
Ball Corp., 4.25%,
7/1/2032(e) EUR 4,060,000 4,825,025
Diversified REITs 0 .6%
Uniti Group LP
6.00%, 1/15/2030(b) 7,400,000 6,634,086
8.63%, 6/15/2032(b) 1,920,000 1,798,125
8,432,211
Diversified Telecommunication Services 0 .4%
Level 3 Financing, Inc.,
6.88%, 6/30/2033(b)(e) 5,310,000 5,438,964
Electric Utilities 0 .7%
American Electric Power
Co., Inc., Series C,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.13%), 5.80%,
3/15/2056(d) 5,740,000 5,750,366

32 - Statement of Investments - October 31, 2025 - Nationwide Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Electric Utilities
American Electric Power
Co., Inc., Series D,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.94%), 6.05%,
3/15/2056(d)(e) 2,280,000 2,308,945
Duke Energy Corp.,
5.00%, 8/15/2052 1,105,000 998,050
ITC Holdings Corp.,
5.65%, 5/9/2034(b)(e) 1,010,000 1,055,288
10,112,649
Energy Equipment & Services 0 .4%
Transocean International
Ltd.
8.75%, 2/15/2030(b) 266,250 279,384
6.80%, 3/15/2038 6,200,000 5,434,972
Transocean Titan
Financing Ltd., 8.38%,
2/1/2028(b)(e) 97,143 99,826
5,814,182
Financial Services 1 .0%
Freedom Mortgage
Holdings LLC
9.25%, 2/1/2029(b) 1,395,000 1,464,750
9.13%, 5/15/2031(b)(e) 5,180,000 5,506,475
8.38%, 4/1/2032(b) 2,474,000 2,579,427
Lightning Re, Series
2023-1, (GSMMUSTI
+ 11.00%), 14.88%,
3/31/2026(b)(d) 1,000,000 1,040,100
PennyMac Financial
Services, Inc., 6.75%,
2/15/2034(b) 2,050,000 2,101,219
12,691,971
Food Products 0 .3%
Darling Global Finance BV,
4.50%, 7/15/2032(b) EUR 3,435,000 4,037,707
Health Care Providers & Services 1 .3%
CVS Health Corp., 5.55%,
6/1/2031(e) 6,060,000 6,360,212
Elevance Health, Inc.,
5.00%, 1/15/2036 4,615,000 4,596,227
US Acute Care
Solutions LLC, 9.75%,
5/15/2029(b)(e) 8,205,000 8,355,234
19,311,673
Health Care REITs 0 .2%
Ventas Realty LP, 5.10%,
7/15/2032(e) 2,750,000 2,819,275
Hotels, Restaurants & Leisure 1 .1%
Carnival Corp.
6.00%, 5/1/2029(b)(e) 2,595,000 2,633,925
5.75%, 1/15/2030(b) EUR 1,530,000 1,913,178
Darden Restaurants, Inc.,
6.30%, 10/10/2033(e) 2,610,000 2,831,118
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Hotels, Restaurants & Leisure
Genting New York LLC,
7.25%, 10/1/2029(b)(e) 3,280,000 3,395,787
Resorts World Las Vegas
LLC
8.45%, 7/27/2030(b)(e) 4,400,000 4,460,557
4.63%, 4/6/2031(b) 1,400,000 1,193,478
16,428,043
Independent Power and Renewable Electricity Producers
0 .5%
Talen Energy Supply LLC
6.25%, 2/1/2034(b) 3,530,000 3,619,836
6.50%, 2/1/2036(b) 3,530,000 3,656,032
7,275,868
Insurance 1 .6%
3264 re Ltd.
Series A, (FHMMUSTF
+ 7.00%), 10.87%,
7/8/2027(b)(d) 250,000 264,225
Series A, (GSMMUSTI
+ 7.50%), 11.42%,
6/8/2028(b)(d) 500,000 527,050
CNO Financial Group, Inc.,
6.45%, 6/15/2034(e) 9,381,000 9,955,000
Farmers Exchange Capital
III, (CME Term SOFR 3
Month + 3.72%), 5.45%,
10/15/2054(b)(d) 3,270,000 3,054,290
Farmers Insurance
Exchange, (US Treasury
Yield Curve Rate T Note
Constant Maturity 10
Year + 3.86%), 7.00%,
10/15/2064(b)(d) 1,300,000 1,347,759
Gateway Re Ltd.
Series A, (1 Month
Treasury Bill Rate
+ 0.00%), 3.80%,
12/22/2025(b)(d) 250,000 249,125
Series A, (1 Month
Treasury Bill Rate +
13.94%), 17.74%,
2/24/2026(b)(d) 250,000 260,125
Series A, (BRMMUSDF
+ 10.88%), 14.74%,
7/8/2026(b)(d) 500,000 528,500
Gateway Re Ltd.
Series AA, (BRMMUSDF
+ 0.00%), 3.86%,
12/22/2025(b)(d) 250,000 248,750
Series AA, (1 Month
Treasury Bill Rate
+ 5.90%), 9.70%,
7/8/2027(b)(d) 250,000 260,575
Gateway Re Ltd., Series
AAA, (1 Month Treasury
Bill Rate + 4.25%),
8.05%, 7/7/2028(b)(d) 500,000 507,300

Nationwide Strategic Income Fund - October 31, 2025 - Statement of Investments - 33
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Insurance
Liberty Mutual
Insurance Co., 7.70%,
10/15/2097(b) 420,000 483,759
Residential Reinsurance
2023 Ltd., Series 5,
(3 Month Treasury Bill
Rate + 5.97%), 9.77%,
12/6/2027(b)(d) 750,000 796,650
Residential Reinsurance
2023 Ltd., Series 3,
(1 Month Treasury Bill
Rate + 8.70%), 12.50%,
12/6/2027(b)(d) 250,000 266,375
RGA Global Funding,
5.00%, 8/25/2032(b) 4,050,000 4,076,718
22,826,201
Interactive Media & Services 0 .6%
Meta Platforms, Inc.
5.63%, 11/15/2055 3,335,000 3,309,913
5.75%, 11/15/2065 5,555,000 5,508,486
8,818,399
IT Services 0 .7%
CoreWeave, Inc., 9.00%,
2/1/2031(b)(e) 5,725,000 5,741,745
ION Platform Finance US,
Inc., 9.00%, 8/1/2029(b)
(e) 3,905,000 3,953,146
9,694,891
Media 0 .2%
CSC Holdings LLC,
11.75%, 1/31/2029(b)(e) 4,300,000 3,396,830
Metals & Mining 0 .5%
Novelis Corp., 6.38%,
8/15/2033(b)(e) 7,265,000 7,360,716
Mortgage Real Estate Investment Trusts (REITs) 0 .8%
Starwood Property Trust,
Inc.
5.25%, 10/15/2028(b)(e) 9,965,000 10,001,103
5.75%, 1/15/2031(b)(e) 1,410,000 1,429,898
11,431,001
Multi-Utilities 0 .4%
Sempra, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.14%), 6.55%,
4/1/2055(d)(e) 5,480,000 5,612,260
Office REITs 0 .2%
COPT Defense Properties
LP
4.50%, 10/15/2030 1,280,000 1,272,566
2.90%, 12/1/2033 1,850,000 1,578,785
2,851,351
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels 4 .4%
APA Corp., 6.75%,
2/15/2055 12,221,000 12,165,528
BP Capital Markets plc,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.92%), 6.13%,
3/18/2035(d)(e)(g) 7,605,000 7,937,186
Delek Logistics Partners
LP, 8.63%, 3/15/2029(b)
(e) 5,840,000 6,095,372
Energy Transfer LP
6.55%, 12/1/2033 1,240,000 1,355,061
5.60%, 9/1/2034 1,005,000 1,033,718
Energy Transfer LP, Series
G, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(d)(g) 859,000 883,765
Hilcorp Energy I LP
6.88%, 5/15/2034(b)(e) 3,145,000 2,987,738
7.25%, 2/15/2035(b) 4,895,000 4,715,252
MPLX LP, 5.40%,
9/15/2035 8,380,000 8,414,621
Summit Midstream
Holdings LLC, 8.63%,
10/31/2029(b)(e) 4,395,000 4,470,906
Venture Global
Plaquemines LNG LLC
6.50%, 1/15/2034(b) 2,680,000 2,807,174
6.75%, 1/15/2036(b) 4,940,000 5,232,008
Wildfire Intermediate
Holdings LLC, 7.50%,
10/15/2029(b)(e) 6,970,000 6,955,767
65,054,096
Passenger Airlines 0 .5%
American Airlines, Inc.,
5.75%, 4/20/2029(b)(e) 190,000 191,700
Avianca Midco 2 plc,
9.63%, 2/14/2030(b) 6,450,000 6,398,400
6,590,100
Pharmaceuticals 0 .4%
1261229 BC Ltd., 10.00%,
4/15/2032(b) 5,345,000 5,587,180
Tricida, Inc.
3.50%, 5/15/2027^∞ 1,430,000 0
5,587,180
Semiconductors & Semiconductor Equipment 0 .4%
Amkor Technology, Inc.,
5.88%, 10/1/2033(b)(e) 865,000 879,948
Foundry JV Holdco LLC
6.15%, 1/25/2032(b) 1,225,000 1,306,020
6.40%, 1/25/2038(b) 450,000 485,614
6.30%, 1/25/2039(b) 2,470,000 2,627,099
5,298,681

34 - Statement of Investments - October 31, 2025 - Nationwide Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Specialty Retail 0 .4%
AutoNation, Inc., 5.89%,
3/15/2035(e) 5,740,000 5,926,542
445,433,396
ZAMBIA 0 .1%
Metals & Mining 0 .1%
First Quantum Minerals
Ltd., 7.25%,
2/15/2034(b)(e) 1,775,000 1,843,357
Total Corporate Bonds
(cost $823,883,050) 846,033,619
Foreign Government Securities 3 .8%
CHILE 0 .2%
Republic of Chile, 3.75%,
1/14/2032 EUR 1,870,000 2,206,025
COLOMBIA 0 .3%
Republic of Colombia,
8.50%, 4/25/2035 4,000,000 4,507,800
IVORY COAST 0 .6%
Republic of Cote d'Ivoire,
4.88%, 1/30/2032 (b) 7,761,000 8,650,396
KUWAIT 0 .6%
State of Kuwait, 4.65%,
10/9/2035 (b) 9,030,000 9,069,517
MEXICO 0 .9%
United Mexican States
5.13%, 5/4/2037 EUR 6,420,000 7,612,478
6.88%, 5/13/2037 (e) 2,250,000 2,437,313
6.63%, 1/29/2038 (e) 3,000,000 3,168,000
13,217,791
PERU 0 .6%
Republic of Peru, 5.50%,
3/30/2036 8,230,000 8,427,108
SAUDI ARABIA 0 .6%
Kingdom of Saudi Arabia
3.38%, 3/5/2032 (b) 3,455,000 4,010,349
5.63%, 1/13/2035 (b) 4,785,000 5,123,928
9,134,277
Total Foreign Government Securities
(cost $51,384,785) 55,212,914
Supranational 0 .7%
African Development
Bank(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.65%), , 5.88%,
5/7/2035(d) 10,128,000 10,111,468
International Bank for
Reconstruction &
Development
(SOFR + 4.22%), ,
8.44%, 4/24/2028(b)(d) 250,000 256,825
Supranational
Principal
Amount ($) Value ($)
(SOFR + 12.22%), ,
16.46%, 4/24/2028(b)(d) 250,000 264,350
(SOFR + 13.72%), ,
17.96%, 4/24/2028(b)(d) 250,000 273,000
Total Supranational
(cost $10,882,852) 10,905,643
Common Stocks 0 .0%
†
Shares
CHILE 0 .0%
†
Wireless Telecommunication Services 0 .0%
†
WOM Mobile SA *^∞ 1,018 15,270
MEXICO 0 .0%
†
Passenger Airlines 0 .0%
†
Grupo Aeromexico SAB de
CV *^∞ 211,070 331,366
UNITED STATES 0 .0%
†
Media 0 .0%
†
Diamond Sports Group
LLC *^∞ 79 577
Total Common Stocks
(cost $379,309) 347,213
Warrants 0 .0%
†
Number of
Warrants
SINGAPORE 0 .0%
†
Trading Companies & Distributors 0 .0%
†
Avation plc, expiring
10/31/2026* 21,088 11,081
Total Warrants
(cost $0)
11,081
Loan Participations 1 .9%
Principal
Amount ($)
UNITED STATES 1 .9%
Diversified Telecommunication Services 0 .3%
Windstream Services LLC,
First Lien Term Loan,
(CME Term SOFR 1
Month + 4.00%), 7.96%,
10/6/2032 (d) 4,302,000 4,248,225
Electric Utilities 0 .1%
Alpha Generation LLC,
First Lien Term Loan
B, (CME Term SOFR 1
Month + 2.00%), 5.96%,
9/30/2031 (d) 1,564,200 1,565,092
Health Care Providers & Services 0 .1%
Sotera Health Holdings
LLC, First Lien Term
Loan, (CME Term SOFR
3 Month + 2.50%),
6.34%, 5/30/2031 (d) 746,590 748,457

Nationwide Strategic Income Fund - October 31, 2025 - Statement of Investments - 35
Loan Participations
Principal
Amount ($) Value ($)
Insurance 0 .9%
River Rock Entertainment,
First Lien Term Loan,
(CME Term SOFR
3 Month + 9.00%),
10.00%, 6/25/2031 (d) 13,815,000 13,400,550
Media 0 .0%
†
DIRECTV Financing LLC,
First Lien Term Loan
B, (CME Term SOFR 3
Month + 5.25%), 9.82%,
8/2/2029 (d) 446,525 446,945
Pharmaceuticals 0 .5%
1261229 BC Ltd., First
Lien Term Loan, (CME
Term SOFR 1 Month
+ 6.25%), 10.21%,
10/8/2030 (d) 6,418,913 6,368,395
Professional Services 0 .0%
†
Amentum Holdings, Inc.,
First Lien Term Loan,
(CME Term SOFR 1
Month + 2.25%), 6.21%,
9/29/2031 (d) 431,642 430,994
Total Loan Participations
(cost $27,111,082)
27,208,658
Convertible Bond 0 .0%
Wireless Telecommunication Services 0 .0%
†
WOM Chile Holdco SpA,
5.00%, 4/1/2032 (b)(f) 646,550 572,646
Total Convertible Bond
(cost  $646,288) 572,646
Short-Term Investments 2 .8%
U.S. Treasury Obligations 2 .8%
U.S. Treasury Bills,4.03%
11/12/2025 10,000,000 9,990,406
U.S. Treasury Bills,3.99%
11/18/2025 25,200,000 25,159,355
U.S. Treasury Bills,3.87%
11/25/2025 6,000,000 5,985,777
Total Short-Term Investment
(cost $41,124,978)
41,135,538
Repurchase Agreements 10 .8%
Principal
Amount ($) Value ($)
CF Secured, LLC 4.13%,
dated 10/31/2025, due
11/3/2025, repurchase
price $38,761,726,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
11/30/2025 - 2/15/2055;
total market value
$39,536,961. (h)(i) 38,748,391 38,748,391
Deutsche Bank Securities,
Inc. 4.14%, dated
10/31/2025, due
11/3/2025, repurchase
price $119,799,
collateralized by U.S.
Government Treasury
Securities, ranging from
3.63% - 5.38%, maturing
2/15/2031 - 2/15/2044;
total market value
$122,153. (h)(i) 119,758 119,758
Marex Capital Markets,
Inc. 4.24%, dated
10/31/2025, due
11/3/2025, repurchase
price $30,010,600,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.75%, maturing
11/4/2025 - 2/15/2055;
total market value
$30,610,812. (h)(i) 30,000,000 30,000,000
Santander US Capital
Markets 4.16%, dated
10/31/2025, due
11/3/2025, repurchase
price $43,014,907,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
11/4/2025 - 10/31/2032;
total market value
$43,875,207. (h)(i) 43,000,000 43,000,000

36 - Statement of Investments - October 31, 2025 - Nationwide Strategic Income Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Santander US Capital
Markets 4.17%, dated
10/31/2025, due
11/3/2025, repurchase
price $45,515,811,
collateralized by U.S.
Government Agency
Securities, ranging from
0.01% - 5.15%, maturing
7/25/2036 - 11/25/2055;
total market value
$46,426,128. (h)(i) 45,500,000 45,500,000
Total Repurchase
Agreements
(cost $157,368,149)
157,368,149
Total Investments
(cost $1,548,262,692) — 108.1% 1,579,292,433
Liabilities in excess of other assets — (8.1)% (118,815,948)
NET ASSETS — 100.0%
$ 1,460,476,485
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current
interest rates and prepayments on the underlying pool of
assets.  See Note – for further information. The interest
rate shown was the current rate as of October 31, 2025.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities as of October 31, 2025 was $996,048,359 which
represents 68.20% of net assets.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The
rate shown is the rate as of October 31, 2025.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate
as of October 31, 2025.
(e) The security or a portion of this security is on loan as of
October 31, 2025. The total value of securities on loan
as of October 31, 2025 was $186,737,640, which was
collateralized by cash used to purchase repurchase
agreements with a total value of $157,368,149 and by
$36,345,254 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 4.88%, and maturity dates ranging from 2/28/2026 -
2/15/2053, a total value of $193,713,403.
(f) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(g) Perpetual Bond Security. The rate reflected in the
Statement of Investments is the rate in effect on October
31, 2025. The maturity date reflects the next call date.
(h) Security was purchased with cash collateral held
from securities on loan. The total value of securities
purchased with cash collateral as of October 31, 2025 was
$157,368,149.
(i) Please refer to Note 2 for additional information on the joint repurchase agreement.

Nationwide Strategic Income Fund - October 31, 2025 - Statement of Investments - 37
BNMMDTSC Dreyfus Treasury Securities Cash
Management Fund Yield
BRMMUSDF BlackRock Money Market US Treasury Fund
Index
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FHMMUSTF Federated Hermes Money Market US Treasury
Fund Index
FNMA Federal National Mortgage Association
FRMMUSTI Western Asset Institutional US Treasury
Reserves Fund Yield
GNMA Government National Mortgage Association
GSMMUSTI Goldman Sachs Money Market US Treasury
Instrument Index
GSMMUSTF Goldman Sachs Financial Square Treasury
Solutions Fund Yield
ICE Intercontinental Exchange
IO Interest only
JMMMUSTF JP Morgan Money Market US Treasury Fund
Index
MSMMUSTF MSILF Money Market US Treasury Fund Index
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
Currency:
EUR Euro
USD United States Dollar

38 - Statement of Investments - October 31, 2025 - Nationwide Strategic Income Fund
Centrally Cleared Credit default swap contracts outstanding - buy protection as of October 31, 2025
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Darden
Restaurants, Inc. 1.00 Quarterly 6/20/2029 0.35 USD 462,712 (7,551) (3,273) (10,824)
Markit CDX North
American High
Yield Index Series
45-V1 5.00 Quarterly 12/20/2030 3.27 USD 297,700,000 (22,192,797) (1,271,071) (23,463,868)
(22,200,348) (1,274,344) (23,474,692)
As of October 31, 2025, the Fund had $14,782,367 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment)
under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of October 31, 2025:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 48,800,534 EUR 41,815,000 Morgan Stanley Co., Inc. 11/24/2025 546,928
USD 365,866 MXN 6,772,959 Goldman Sachs International 12/19/2025 3,059
Total unrealized appreciation 549,987
Net unrealized appreciation 549,987
Currency:
EUR Euro
MXN Mexican peso
USD United States dollar

Nationwide Strategic Income Fund - October 31, 2025 - Statement of Investments - 39
Futures contracts outstanding as of October 31, 2025:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 539 12/2025 USD 112,242,539 (208,699)
Total long contracts (208,699)
Short Contracts
Euro-Bobl (6) 12/2025 EUR (817,874) (3,412)
Euro-Bund (21) 12/2025 EUR (3,131,969) (39,869)
U.S. Treasury 5 Year Note (1,451) 12/2025 USD (158,465,071) (9,552)
U.S. Treasury 10 Year Note (708) 12/2025 USD (79,771,687) (379,339)
U.S. Treasury 10 Year Ultra Note (2,153) 12/2025 USD (248,637,859) (2,710,566)
U.S. Treasury Long Bond (197) 12/2025 USD (23,110,563) (602,238)
U.S. Treasury Ultra Bond (374) 12/2025 USD (45,359,188) (1,139,978)
Total short contracts (4,884,954)
Net contracts (5,093,653)
Currency:
EUR Euro
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

40 - Statements of Assets and Liabilities - October 31, 2025 - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard
International
Equities Fund
Assets:
Investment securities, at value
*
$ 256,328,042
Repurchase agreements, at value 16,409,383
Cash 654,744
Cash pledged for swap contracts —
Deposits with broker for futures contracts —
Foreign currencies, at value 14,106
Interest and dividends receivable 503,760
Security lending income receivable 2,499
Receivable for investments sold 1,121,640
Receivable for capital shares issued 56,447
Reclaims receivable 876,631
Receivable for variation margin on futures contracts —
Receivable for variation margin on centrally cleared swap contracts —
Unrealized appreciation on forward foreign currency contracts (Note 2) —
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 22,923
Total Assets 275,990,175
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 30,864
Cash collateral pledged by counterparty for forward foreign currency contracts —
Payable upon return of securities loaned (Note 2) 16,409,383
Accrued expenses and other payables:
Investment advisory fees 166,098
Fund administration fees 26,309
Distribution fees 1,563
Administrative servicing fees 1,433
Accounting and transfer agent fees 988
Trustee fees 827
Custodian fees 1,153
Compliance program costs (Note 3) —
Professional fees 23,588
Printing fees 3,444
Recoupment fees (Note 3) —
Other 3,331
Total Liabilities 16,668,981
Commitments and contingencies (Note 3) —
Net Assets $ 259,321,194
* Includes value of securities on loan (Note 2) 16,812,368
Cost of investment securities 180,465,890
Cost of repurchase agreements 16,409,383
Cost of foreign currencies 14,106
Represented by:
Capital $ 169,760,454
Total distributable earnings (loss) 89,560,740
Net Assets $ 259,321,194

International Funds - October 31, 2025 - Statements of Assets and Liabilities - 41
Nationwide Global
Sustainable Equity
Fund
Nationwide
International Small
Cap Fund
Nationwide
Strategic Income
Fund
$ 239,083,853 $ 258,493,840 $ 1,421,924,284
— 13,760,006 157,368,149
4,046,562 3,135,972 22,481,685
— — 14,782,367
— — 12,797,643
162,697 559,612 2,703
64,207 593,102 15,511,979
— 15,742 33,059
— 4,778,157 —
95 664,523 2,457,400
134,585 907,973 11,330
— — 404,398
— — 65,870
— — 549,987
— 82,030 134,207
18,223 13,967 46,003
243,510,222 283,004,924 1,648,571,064
— 4,964,581 28,749,664
227,649 2,980,984 626,369
— — 358,301
— 13,760,006 157,368,149
132,460 210,839 618,718
29,618 28,105 59,548
9,151 36 28,069
43,799 14,876 202,987
1,976 114 12,912
771 792 4,358
1,522 30,904 5,974
8 9 16
23,507 31,727 34,226
6,866 7,070 23,222
66,100 — —
1,466 42,456 2,066
544,893 22,072,499 188,094,579
— — —
$ 242,965,329 $ 260,932,425 $ 1,460,476,485
— 25,788,723 186,737,640
171,512,322 210,225,302 1,390,894,543
— 13,760,006 157,368,149
163,272 562,432 2,721
$ 150,576,738 $ 197,926,806 $ 1,433,253,476
92,388,591 63,005,619 27,223,009
$ 242,965,329 $ 260,932,425 $ 1,460,476,485

42 - Statements of Assets and Liabilities - October 31, 2025 - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard
International
Equities Fund
Net Assets:
Class A Shares $ 7,419,196
Class M Shares 237,878,778
Class R6 Shares 7,346,316
Institutional Service Class Shares 6,676,904
Total $ 259,321,194
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 632,330
Class M Shares 20,198,327
Class R6 Shares 623,857
Institutional Service Class Shares 567,002
Total 22,021,516
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 11 .73 (a)
Class M Shares $ 11 .78
Class R6 Shares $ 11 .78
Institutional Service Class Shares $ 11 .78
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 12 .45
Maximum Sales Charge:
Class A Shares 5 .75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.

International Funds - October 31, 2025 - Statements of Assets and Liabilities - 43
Nationwide Global
Sustainable Equity
Fund
Nationwide
International Small
Cap Fund
Nationwide
Strategic Income
Fund
$ 43,865,582 $ 168,001 $ 131,914,670
— — —
12,182,956 162,998,920 91,626,341
186,916,791 97,765,504 1,236,935,474
$ 242,965,329 $ 260,932,425 $ 1,460,476,485
1,692,490 14,189 12,926,293
— — —
446,806 13,677,773 8,972,809
6,847,546 8,213,350 121,146,868
8,986,842 21,905,312 143,045,970
$ 25 .92 (a) $ 11 .84 (a) $ 10 .21 (b)
$ — $ — $ —
$ 27 .27 $ 11 .92 $ 10 .21
$ 27 .30 $ 11 .90 $ 10 .21
$ 27 .50 $ 12 .56 $ 10 .45
5 .75% 5 .75% 2 .25%

44 - Statements of Operations - For the Year Ended October 31, 2025 - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard
International
Equities Fund
INVESTMENT INCOME:
Dividend income $ 6,752,007
European Union tax reclaims (Note 2) 318,895
Income from non-cash dividends 158,445
Interest income 88,207
Income from securities lending (net of fees) (Note 2) 33,046
Foreign tax withholding (420,902)
Total Income 6,929,698
EXPENSES:
Investment advisory fees 1,663,679
Fund administration fees 110,217
Distribution fees Class A 14,703
Administrative servicing fees Class A 2,940
Administrative servicing fees Institutional Service Class 4,891
Registration and filing fees 56,297
Professional fees 47,976
Printing fees 3,205
Trustee fees 8,440
Custodian fees 10,187
Accounting and transfer agent fees 17,574
Compliance program costs (Note 3) 928
European Union tax reclaims filing fees (Note 2) 54,781
Recoupment fees (Note 3) —
Other 8,528
Total expenses before expenses reimbursed 2,004,346
Expenses reimbursed by adviser (Note 3) —
Net Expenses 2,004,346
NET INVESTMENT INCOME 4,925,352
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) 15,773,622
Expiration or closing of futures contracts (Note 2) —
Settlement of forward foreign currency contracts (Note 2) —
Foreign currency transactions (Note 2) (18,236)
TBA Sale Commitments (Note 2) —
Expiration or closing of swap contracts (Note 2) —
Net realized gains (losses) 15,755,386
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 31,419,333
Futures contracts (Note 2) —
Forward foreign currency contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) 43,896
Swap contracts (Note 2) —
Net change in unrealized appreciation/depreciation 31,463,229
Net realized/unrealized gains (losses) 47,218,615
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 52,143,967

International Funds - For the Year Ended October 31, 2025 - Statements of Operations - 45
Nationwide Global
Sustainable Equity
Fund
Nationwide
International Small
Cap Fund
Nationwide
Strategic Income
Fund
$ 3,030,358 $ 7,326,475 $ 63,469
29,811 301,756 —
183,207 — —
80,075 67,266 68,070,890
11,155 147,351 173,529
(161,238) (485,623) (29,592)
3,173,368 7,357,225 68,278,296
1,447,870 2,522,264 5,292,415
111,278 119,552 318,425
99,783 509 206,044
29,623 132 131,725
433,901 108,225 1,019,236
47,598 53,802 98,901
48,859 65,892 107,092
14,840 6,881 73,472
8,573 9,951 38,668
10,988 94,790 37,427
18,938 13,861 61,794
953 1,192 4,049
8,976 53,058 —
66,100 — —
5,296 14,478 14,995
2,353,576 3,064,587 7,404,243
— (538,844) (1,103,634)
2,353,576 2,525,743 6,300,609
819,792 4,831,482 61,977,687
24,733,833 44,266,241 10,078,374
— — 889,273
— — (4,051,955)
33,411 93,795 1,921,568
— — (3,980)
— — (9,991,826)
24,767,244 44,360,036 (1,158,546)
22,992,640 9,897,884 26,810,033
— — (12,309,929)
— — 549,818
9,492 73,425 7,441
— — (797,406)
23,002,132 9,971,309 14,259,957
47,769,376 54,331,345 13,101,411
$ 48,589,168 $ 59,162,827 $ 75,079,098

The accompanying notes are an integral part of these financial statements.
46 - Statements of Changes in Net Assets - October 31, 2025 - International Funds
Nationwide Bailard International Equities
Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
OPERATIONS:
Net investment income $ 4,925,352 $ 4,288,909
Net realized gains 15,755,386 11,488,330
Net change in unrealized appreciation/depreciation 31,463,229 25,130,419
Change in net assets resulting from operations 52,143,967 40,907,658
Distributions to Shareholders From:
Distributable earnings:
Class A (176,158) (122,763)
Class C(a) — (6,079)
Class M (6,927,028) (5,235,503)
Class R6 (62,143) (46,158)
Institutional Service Class (120,354) (105,244)
Change in net assets from shareholder distributions (7,285,683) (5,515,747)
Change in net assets from capital transactions 15,947,375 (1,608,551)
Change in net assets 60,805,659 33,783,360
Net Assets:
Beginning of year 198,515,535 164,732,175
End of year $ 259,321,194 $ 198,515,535
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 2,236,570 $ 1,156,415
Proceeds from shares issued from class conversion (Note 1)(a) — 221
Dividends reinvested 158,836 111,462
Cost of shares redeemed (1,116,532) (715,498)
Total Class A Shares 1,278,874 552,600
Class C Shares
Proceeds from shares issued — —
Dividends reinvested — 6,063
Cost of shares redeemed in class conversion (Note 1)(a) — (221)
Cost of shares redeemed — (458,888)
Total Class C Shares — (453,046)
Class M Shares
Proceeds from shares issued 15,085,476 9,992,384
Dividends reinvested 6,703,120 5,022,063
Cost of shares redeemed (14,524,023) (16,065,513)
Total Class M Shares 7,264,573 (1,051,066)
Class R6 Shares
Proceeds from shares issued 5,707,765 207,974
Dividends reinvested 58,134 43,269
Cost of shares redeemed (565,288) (264,395)
Total Class R6 Shares 5,200,611 (13,152)
Institutional Service Class Shares
Proceeds from shares issued 3,358,023 20,302
Dividends reinvested 113,500 95,148
Cost of shares redeemed (1,268,206) (759,337)
Total Institutional Service Class Shares 2,203,317 (643,887)
Change in net assets from capital transactions $ 15,947,375 $ (1,608,551)

International Funds - October 31, 2025 - Statements of Changes in Net Assets - 47
Nationwide Global Sustainable Equity Fund Nationwide International Small Cap Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Year Ended
October 31, 2025
Year Ended
October 31, 2024
$ 819,792 $ 554,938 $ 4,831,482 $ 10,389,207
24,767,244 15,215,653 44,360,036 32,458,252
23,002,132 28,698,538 9,971,309 85,085,533
48,589,168 44,469,129 59,162,827 127,932,992
(2,902,010) (140,055) (18,797) (9,137)
— — — —
— — — —
(680,844) (61,159) (16,378,221) (13,420,988)
(12,081,951) (777,846) (6,596,644) (1,831,687)
(15,664,805) (979,060) (22,993,662) (15,261,812)
(9,714,380) (20,843,124) (80,054,395) (347,841,490)
23,209,983 22,646,945 (43,885,230) (235,170,310)
219,755,346 197,108,401 304,817,655 539,987,965
$ 242,965,329 $ 219,755,346 $ 260,932,425 $ 304,817,655
$ 405,243 $ 1,742,874 $ 37,475 $ 20,355
— 2,900 — —
2,817,205 136,677 18,797 9,137
(5,016,438) (5,342,118) (203,100) (131,744)
(1,793,990) (3,459,667) (146,828) (102,252)
— 3,600 — —
— — — —
— (2,900) — —
— (978,420) — —
— (977,720) — —
— — — —
— — — —
— — — —
— — — —
3,745,928 1,037,953 52,154,826 62,353,499
615,683 55,246 15,513,610 12,856,876
(2,904,550) (962,685) (150,347,945) (438,758,221)
1,457,061 130,514 (82,679,509) (363,547,846)
8,211,291 5,495,162 43,235,558 28,529,467
11,948,580 769,793 6,188,684 1,762,224
(29,537,322) (22,801,206) (46,652,300) (14,483,083)
(9,377,451) (16,536,251) 2,771,942 15,808,608
$ (9,714,380) $ (20,843,124) $ (80,054,395) $ (347,841,490)

The accompanying notes are an integral part of these financial statements.
48 - Statements of Changes in Net Assets - October 31, 2025 - International Funds
Nationwide Bailard International Equities
Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
SHARE TRANSACTIONS:
Class A Shares
Issued 209,042 130,517
Issued in class conversion (Note 1)(a) — 25
Reinvested 16,119 12,088
Redeemed (106,282) (77,128)
Total Class A Shares 118,879 65,502
Class C Shares
Issued — —
Reinvested — 713
Redeemed in class conversion (Note 1)(a) — (26)
Redeemed — (52,933)
Total Class C Shares — (52,246)
Class M Shares
Issued 1,417,358 1,058,638
Reinvested 677,606 542,727
Redeemed (1,396,206) (1,694,031)
Total Class M Shares 698,758 (92,666)
Class R6 Shares
Issued 502,101 22,480
Reinvested 5,816 4,674
Redeemed (54,727) (29,176)
Total Class R6 Shares 453,190 (2,022)
Institutional Service Class Shares
Issued 305,727 2,105
Reinvested 11,469 10,328
Redeemed (117,810) (82,665)
Total Institutional Service Class Shares 199,386 (70,232)
Total change in shares 1,470,213 (151,664)
(a)
Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

International Funds - October 31, 2025 - Statements of Changes in Net Assets - 49
Nationwide Global Sustainable Equity Fund Nationwide International Small Cap Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Year Ended
October 31, 2025
Year Ended
October 31, 2024
17,171 82,186 3,771 2,141
— 151 — —
134,764 6,448 2,103 948
(224,453) (244,233) (20,280) (13,034)
(72,518) (155,448) (14,406) (9,945)
— 195 — —
— — — —
— (167) — —
— (50,797) — —
— (50,769) — —
— — — —
— — — —
— — — —
— — — —
140,834 46,218 4,795,064 6,559,691
27,952 2,448 1,720,257 1,329,958
(115,768) (41,335) (14,907,626) (43,618,449)
53,018 7,331 (8,392,305) (35,728,800)
332,306 244,929 4,271,571 2,838,377
542,704 34,521 686,561 179,951
(1,218,880) (994,577) (4,553,983) (1,474,895)
(343,870) (715,127) 404,149 1,543,433
(363,370) (914,013) (8,002,562) (34,195,312)

50 - Statements of Changes in Net Assets - October 31, 2025 - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Strategic Income Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
OPERATIONS:
Net investment income $ 61,977,687 $ 26,071,952
Net realized losses (1,158,546) (7,886,073)
Net change in unrealized appreciation/depreciation 14,259,957 25,139,875
Change in net assets resulting from operations 75,079,098 43,325,754
Distributions to Shareholders From:
Distributable earnings:
Class A (3,920,581) (1,382,019)
Class C(a) — (29,521)
Class R6 (4,240,531) (3,530,519)
Institutional Service Class (44,602,389) (17,495,027)
Change in net assets from shareholder distributions (52,763,501) (22,437,086)
Change in net assets from capital transactions 797,794,721 398,929,873
Change in net assets 820,110,318 419,818,541
Net Assets:
Beginning of year 640,366,167 220,547,626
End of year $ 1,460,476,485 $ 640,366,167
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 134,256,129 $ 33,390,640
Proceeds from shares issued from class conversion (Note 1)(a) — 7,062
Dividends reinvested 3,903,835 1,374,237
Cost of shares redeemed (46,957,918) (13,687,097)
Total Class A Shares 91,202,046 21,084,842
Class C Shares
Proceeds from shares issued — 185,994
Dividends reinvested — 29,521
Cost of shares redeemed in class conversion (Note 1)(a) — (7,062)
Cost of shares redeemed — (1,928,253)
Total Class C Shares — (1,719,800)
Class R6 Shares
Proceeds from shares issued 62,203,491 21,225,178
Dividends reinvested 4,107,203 3,530,519
Cost of shares redeemed (47,154,053) (12,142,453)
Total Class R6 Shares 19,156,641 12,613,244
Institutional Service Class Shares
Proceeds from shares issued 915,546,832 429,983,572
Dividends reinvested 44,253,076 17,484,459
Cost of shares redeemed (272,363,874) (80,516,444)
Total Institutional Service Class Shares 687,436,034 366,951,587
Change in net assets from capital transactions $ 797,794,721 $ 398,929,873

International Funds - October 31, 2025 - Statements of Changes in Net Assets - 51
The accompanying notes are an integral part of these financial statements.
Nationwide Strategic Income Fund
Year Ended
October 31, 2025
Year Ended
October 31, 2024
SHARE TRANSACTIONS:
Class A Shares
Issued 13,343,681 3,401,555
Issued in class conversion (Note 1)(a) — 745
Reinvested 388,372 140,988
Redeemed (4,656,053) (1,389,341)
Total Class A Shares 9,076,000 2,153,947
Class C Shares
Issued — 19,484
Reinvested — 3,098
Redeemed in class conversion (Note 1)(a) — (747)
Redeemed — (199,778)
Total Class C Shares — (177,943)
Class R6 Shares
Issued 6,136,802 2,159,704
Reinvested 409,392 362,784
Redeemed (4,664,238) (1,250,434)
Total Class R6 Shares 1,881,956 1,272,054
Institutional Service Class Shares
Issued 90,746,246 43,781,941
Reinvested 4,409,711 1,789,790
Redeemed (27,051,091) (8,224,125)
Total Institutional Service Class Shares 68,104,866 37,347,606
Total change in shares 79,062,822 40,595,664
(a) Effective February 12, 2024, Class C Shares converted into Class A Shares. (See Note 1)

52 - Financial Highlights - October 31, 2025 - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bailard International Equities Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(c)(e)
Class A Shares
10/31/2025 $ 9.63 $ 0.20 $ 2.23 $ 2.43 $ (0.33) $ — $ (0.33) $ 11.73 25.90% $ 7,419 1.19% 1.94% 1.19% 41.36%
10/31/2024 7.94 0.18 1.75 1.93 (0.24) — (0.24) 9.63 24.53% 4,945 1.20% 1.92% 1.20% 38.37%
10/31/2023 6.84 0.17 1.11 1.28 (0.18) — (0.18) 7.94 18.73% 3,557 1.22% 2.12% 1.22% 47.96%
10/31/2022 9.38 0.18 (2.42) (2.24) (0.30) — (0.30) 6.84 (24.53)% 2,864 1.24% 2.16% 1.24% 44.83%
10/31/2021 7.33 0.18 2.03 2.21 (0.16) — (0.16) 9.38 30.34% 4,314 1.26% 1.93% 1.26% 39.84%
Class M Shares
10/31/2025 9.66 0.23 2.24 2.47 (0.35) — (0.35) 11.78 26.33% 237,879 0.89% 2.23% 0.89% 41.36%
10/31/2024 7.96 0.21 1.76 1.97 (0.27) — (0.27) 9.66 24.89% 188,371 0.88% 2.21% 0.88% 38.37%
10/31/2023 6.85 0.20 1.12 1.32 (0.21) — (0.21) 7.96 19.27% 155,910 0.89% 2.50% 0.89% 47.96%
10/31/2022 9.40 0.20 (2.43) (2.23) (0.32) — (0.32) 6.85 (24.39)% 134,084 0.91% 2.51% 0.91% 44.83%
10/31/2021 7.34 0.21 2.04 2.25 (0.19) — (0.19) 9.40 30.85% 185,472 0.92% 2.29% 0.92% 39.84%
Class R6 Shares
10/31/2025 9.66 0.23 2.24 2.47 (0.35) — (0.35) 11.78 26.33% 7,346 0.92% 2.12% 0.92% 41.36%
10/31/2024 7.96 0.21 1.76 1.97 (0.27) — (0.27) 9.66 24.89% 1,649 0.88% 2.22% 0.88% 38.37%
10/31/2023 6.85 0.21 1.11 1.32 (0.21) — (0.21) 7.96 19.27% 1,374 0.89% 2.53% 0.89% 47.96%
10/31/2022 9.40 0.17 (2.40) (2.23) (0.32) — (0.32) 6.85 (24.39)% 1,306 0.91% 2.02% 0.91% 44.83%
10/31/2021 7.34 0.21 2.04 2.25 (0.19) — (0.19) 9.40 30.85% 10,519 0.92% 2.35% 0.92% 39.84%
Institutional Service Class Shares
10/31/2025 9.66 0.21 2.25 2.46 (0.34) — (0.34) 11.78 26.19% 6,677 1.01% 1.95% 1.01% 41.36%
10/31/2024 7.96 0.20 1.76 1.96 (0.26) — (0.26) 9.66 24.85% 3,551 0.94% 2.10% 0.94% 38.37%
10/31/2023 6.85 0.20 1.12 1.32 (0.21) — (0.21) 7.96 19.21% 3,485 0.93% 2.44% 0.93% 47.96%
10/31/2022 9.39 0.20 (2.43) (2.23) (0.31) — (0.31) 6.85 (24.34)% 3,726 0.95% 2.43% 0.95% 44.83%
10/31/2021 7.33 0.19 2.06 2.25 (0.19) — (0.19) 9.39 30.84% 9,593 0.96% 2.12% 0.96% 39.84%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

International Funds - October 31, 2025 - Financial Highlights - 53
The accompanying notes are an integral part of these financial statements.
Nationwide Global Sustainable Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(c)(g)
Class A Shares
10/31/2025 $ 22.60 $ 0.07 $ 4.93 $ 5.00 $ (0.25) $ (1.43) $ (1.68) $ 25.92 23.91% $ 43,866 1.13% 0.30% 1.13% 41.80%
10/31/2024 18.48 0.04 4.15 4.19 (0.07) — (0.07) 22.60 22.72% 39,889 1.23% 0.17% 1.23% 31.22%
10/31/2023 18.17 0.05 1.90 1.95 (0.06) (1.58) (1.64) 18.48 11.31% 35,482 1.25% 0.25% 1.32% 42.83%
10/31/2022 25.87 0.10 (4.68) (4.58) (0.08) (3.04) (3.12) 18.17 (19.99)% 34,769 1.31% 0.47% 1.49% 28.25%
10/31/2021 18.29 (0.03) 7.86 7.83 (0.05) (0.20) (0.25) 25.87 43.09% 47,775 1.30% (0.11)% 1.55% 39.73%
Class R6 Shares
10/31/2025 23.70 0.15 5.19 5.34 (0.34) (1.43) (1.77) 27.27 24.32% 12,183 0.80% 0.61% 0.80% 41.80%
10/31/2024 19.37 0.12 4.36 4.48 (0.15) — (0.15) 23.70 23.19% 9,333 0.89% 0.52% 0.89% 31.22%
10/31/2023 18.96 0.12 1.98 2.10 (0.11) (1.58) (1.69) 19.37 11.67% 7,487 0.90% 0.62% 0.95% 42.83%
10/31/2022 26.89 0.17 (4.88) (4.71) (0.18) (3.04) (3.22) 18.96 (19.73)% 5,159 0.96% 0.80% 1.14% 28.25%
10/31/2021 18.99 0.05 8.16 8.21 (0.11) (0.20) (0.31) 26.89 43.56% 7,682 0.95% 0.22% 1.20% 39.73%
Institutional Service Class Shares
10/31/2025 23.71 0.09 5.20 5.29 (0.27) (1.43) (1.70) 27.30 24.02% 186,917 1.05% 0.37% 1.05% 41.80%
10/31/2024 19.39 0.06 4.36 4.42 (0.10) — (0.10) 23.71 22.83% 170,533 1.14% 0.25% 1.14% 31.22%
10/31/2023 18.97 0.11 1.97 2.08 (0.08) (1.58) (1.66) 19.39 11.58% 153,290 1.02% 0.57% 1.02% 42.83%
10/31/2022 26.89 0.16 (4.88) (4.72) (0.16) (3.04) (3.20) 18.97 (19.78)% 5,359 1.02% 0.76% 1.20% 28.25%
10/31/2021 18.99 0.03 8.16 8.19 (0.09) (0.20) (0.29) 26.89 43.44% 6,920 1.05% 0.14% 1.30% 39.73%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

54 - Financial Highlights - October 31, 2025 - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide International Small Cap Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2025 $ 10.14 $ 0.16 $ 2.33 $ 2.49 $ (0.79) $ — $ (0.79) $ 11.84 27.09% $ 168 1.22% 1.63% 1.43% 132.52%
10/31/2024 8.37 0.14 1.88 2.02 (0.25) — (0.25) 10.14 24.35% 290 1.23% 1.43% 1.37% 88.45%
10/31/2023 7.87 0.13 0.41 0.54 (0.04) — (0.04) 8.37 6.85% 322 1.25% 1.41% 1.39% 81.93%
10/31/2022 13.67 0.11 (4.00) (3.89) (0.47) (1.44) (1.91) 7.87 (32.45)% 240 1.46% 1.12% 1.52% 85.43%
10/31/2021 9.66 0.13 3.96 4.09 (0.08) — (0.08) 13.67 42.50% 1,158 1.41% 1.00% 1.43% 73.74%
Class R6 Shares
10/31/2025 10.19 0.19 2.36 2.55 (0.82) — (0.82) 11.92 27.64%(g) 162,999 0.91% 1.84% 1.11% 132.52%
10/31/2024 8.43 0.18 1.88 2.06 (0.30) — (0.30) 10.19 24.62%(g) 224,998 0.90% 1.87% 1.03% 88.45%
10/31/2023 7.95 0.16 0.43 0.59 (0.11) — (0.11) 8.43 7.28% 486,988 0.90% 1.79% 1.03% 81.93%
10/31/2022 13.76 0.16 (4.04) (3.88) (0.49) (1.44) (1.93) 7.95 (32.11)% 490,565 0.95% 1.62% 1.02% 85.43%
10/31/2021 9.72 0.13 4.03 4.16 (0.12) — (0.12) 13.76 43.01% 675,666 0.99% 1.03% 1.01% 73.74%
Institutional Service Class Shares
10/31/2025 10.18 0.18 2.35 2.53 (0.81) — (0.81) 11.90 27.42% 97,766 1.03% 1.78% 1.23% 132.52%
10/31/2024 8.41 0.17 1.88 2.05 (0.28) — (0.28) 10.18 24.50% 79,530 1.03% 1.72% 1.17% 88.45%
10/31/2023 7.94 0.15 0.41 0.56 (0.09) — (0.09) 8.41 7.03% 52,678 1.01% 1.69% 1.14% 81.93%
10/31/2022 13.73 0.14 (4.00) (3.86) (0.49) (1.44) (1.93) 7.94 (32.06)% 43,027 1.03% 1.50% 1.09% 85.43%
10/31/2021 9.70 0.13 4.01 4.14 (0.11) — (0.11) 13.73 42.84% 43,726 1.09% 1.03% 1.11% 73.74%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

International Funds - October 31, 2025 - Financial Highlights - 55
The accompanying notes are an integral part of these financial statements.
Nationwide Strategic Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(c)(f)
Class A Shares
10/31/2025 $ 10.00 $ 0.59 $ 0.12 $ 0.71 $ (0.50) $ — $ (0.50) $ 10.21 7.33% $ 131,915 0.90% 5.85% 1.01% 290.32%
10/31/2024 9.43 0.60 0.50 1.10 (0.53) — (0.53) 10.00 11.91% 38,516 0.99% 6.16% 1.15% 220.79%
10/31/2023 9.68 0.60 0.12 0.72 (0.47) (0.50) (0.97) 9.43 7.90% 15,994 0.90% 6.36% 1.10% 49.85%
10/31/2022 10.55 0.49 (0.96) (0.47) (0.40) — (0.40) 9.68 (4.55)% 1,799 0.79% 4.84% 1.02% 75.11%
10/31/2021 10.11 0.40 0.62 1.02 (0.58) — (0.58) 10.55 10.35% 1,410 0.83% 3.80% 1.07% 101.89%
Class R6 Shares
10/31/2025 10.01 0.63 0.12 0.75 (0.55) — (0.55) 10.21 7.69% 91,626 0.49% 6.28% 0.60% 290.32%
10/31/2024 9.43 0.65 0.50 1.15 (0.57) — (0.57) 10.01 12.55% 70,980 0.49% 6.68% 0.65% 220.79%
10/31/2023 9.69 0.64 0.10 0.74 (0.50) (0.50) (1.00) 9.43 8.15% 54,882 0.49% 6.75% 0.71% 49.85%
10/31/2022 10.55 0.51 (0.94) (0.43) (0.43) — (0.43) 9.69 (4.19)% 51,242 0.49% 5.02% 0.73% 75.11%
10/31/2021 10.11 0.43 0.63 1.06 (0.62) — (0.62) 10.55 10.72% 97,899 0.49% 4.14% 0.73% 101.89%
Institutional Service Class Shares
10/31/2025 10.01 0.62 0.11 0.73 (0.53) — (0.53) 10.21 7.55% 1,236,935 0.61% 6.16% 0.72% 290.32%
10/31/2024 9.43 0.64 0.50 1.14 (0.56) — (0.56) 10.01 12.41% 530,870 0.61% 6.52% 0.77% 220.79%
10/31/2023 9.68 0.62 0.12 0.74 (0.49) (0.50) (0.99) 9.43 8.13% 147,999 0.61% 6.63% 0.82% 49.85%
10/31/2022 10.55 0.50 (0.95) (0.45) (0.42) — (0.42) 9.68 (4.40)% 69,124 0.61% 4.99% 0.84% 75.11%
10/31/2021 10.10 0.43 0.63 1.06 (0.61) — (0.61) 10.55 10.69%(g) 53,980 0.61% 4.07% 0.85% 101.89%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

56 - Notes to Financial Statements - October 31, 2025 - International Funds
1. Organization
Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The
Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of October 31, 2025, the Trust operates forty-five (45) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the four (4) series listed below (each, a “Fund”; collectively, the
“Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Bailard International Equities Fund (“International Equities”)
Nationwide Global Sustainable Equity Fund (“Global Sustainable Equity”)
Nationwide International Small Cap Fund (“International Small Cap”)
Nationwide Strategic Income Fund (formerly, Nationwide Amundi Strategic Income Fund) ("Strategic Income")
The Funds, as applicable, currently offer Class A, Class M, Class R6 and Institutional Service Class shares. Effective February
12, 2024, Class C shares converted to Class A shares for Strategic Income, International Equities and Global Sustainable Equity.
Accordingly, the Funds no longer accept purchase orders from any investor for Class C shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
Effective June 26, 2025, the Nationwide Amundi Strategic Income Fund was renamed "Nationwide Strategic Income Fund".
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

International Funds - October 31, 2025 - Notes to Financial Statements - 57
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

58 - Notes to Financial Statements - October 31, 2025 - International Funds
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of October 31, 2025. Please refer to the Statements of Investments for additional information on portfolio holdings.
International Equities
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 9,251,867 $ – $ 9,251,867
Air Freight & Logistics – 918,031 – 918,031
Automobiles – 6,137,890 – 6,137,890
Banks 2,981,925 32,919,307 – 35,901,232
Beverages – 2,672,036 – 2,672,036
Biotechnology 818,500 – – 818,500
Broadline Retail 4,395,720 2,883,484 – 7,279,204
Building Products – 2,331,670 – 2,331,670
Capital Markets – 5,295,957 – 5,295,957
Chemicals – 5,957,647 – 5,957,647
Commercial Services & Supplies – 1,180,245 – 1,180,245
Communications Equipment – 1,513,791 – 1,513,791
Construction & Engineering 1,107,412 4,203,434 – 5,310,846
Construction Materials – 1,873,064 – 1,873,064
Consumer Staples Distribution & Retail 1,112,773 3,384,633 – 4,497,406
Diversified Consumer Services – 1,044,172 – 1,044,172
Diversified Telecommunication Services – 7,178,647 – 7,178,647
Electric Utilities – 5,921,330 – 5,921,330
Electrical Equipment – 10,886,331 – 10,886,331
Entertainment 1,507,236 771,065 – 2,278,301
Financial Services – 1,219,181 – 1,219,181
Food Products – 5,415,650 – 5,415,650
Health Care Equipment & Supplies – 3,635,274 – 3,635,274
Hotels, Restaurants & Leisure – 3,665,655 – 3,665,655
Household Durables – 2,842,720 – 2,842,720
Household Products – 2,134,550 – 2,134,550
Industrial Conglomerates – 6,518,638 – 6,518,638
Insurance 582,525 9,618,937 – 10,201,462
Interactive Media & Services – 1,625,700 – 1,625,700
IT Services – 1,996,271 – 1,996,271
Machinery – 8,951,441 – 8,951,441
Metals & Mining 1,162,000 2,495,942 – 3,657,942
Multi-Utilities – 2,471,771 – 2,471,771
Oil, Gas & Consumable Fuels 1,274,250 7,046,155 – 8,320,405
Personal Care Products – 3,856,597 – 3,856,597
Pharmaceuticals 4,614,400 19,160,442 – 23,774,842
Professional Services – 3,544,640 – 3,544,640
Real Estate Management & Development – 2,102,224 – 2,102,224
Semiconductors & Semiconductor
Equipment 9,201,741 9,581,278 – 18,783,019
Software – 5,147,915 – 5,147,915
Specialty Retail – 2,862,279 – 2,862,279
Technology Hardware, Storage &
Peripherals – 3,464,738 – 3,464,738
Textiles, Apparel & Luxury Goods – 4,835,397 – 4,835,397

International Funds - October 31, 2025 - Notes to Financial Statements - 59
Level 1 Level 2 Level 3 Total
Assets:
Trading Companies & Distributors $ – $ 2,431,377 $ – $ 2,431,377
Transportation Infrastructure 1,357,245 – – 1,357,245
Wireless Telecommunication Services 1,138,500 2,124,442 – 3,262,942
Total Common Stocks $ 31,254,227 $ 225,073,815 $ – $ 256,328,042
Repurchase Agreements – 16,409,383 – 16,409,383
Total $ 31,254,227 $ 241,483,198 $ – $ 272,737,425
Global Sustainable Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Automobile Components $ 2,581,332 $ – $ – $ 2,581,332
Automobiles 1,726,837 – – 1,726,837
Banks 5,087,311 12,439,512 – 17,526,823
Biotechnology 2,615,128 – – 2,615,128
Broadline Retail 12,921,348 – – 12,921,348
Building Products 6,674,011 – – 6,674,011
Chemicals 4,135,683 – – 4,135,683
Commercial Services & Supplies 1,360,900 – – 1,360,900
Construction & Engineering 5,172,206 – – 5,172,206
Consumer Finance 4,620,010 – – 4,620,010
Electrical Equipment 4,176,953 2,721,216 – 6,898,169
Electronic Equipment, Instruments &
Components – 3,190,300 – 3,190,300
Energy Equipment & Services 2,171,064 – – 2,171,064
Entertainment 7,730,879 2,459,974 – 10,190,853
Financial Services 5,590,143 – – 5,590,143
Food Products – 4,281,152 – 4,281,152
Ground Transportation 1,817,169 – – 1,817,169
Health Care Equipment & Supplies – 6,445,504 – 6,445,504
Health Care Providers & Services 3,894,467 – – 3,894,467
Household Durables – 4,701,992 – 4,701,992
Insurance 5,764,436 – – 5,764,436
Interactive Media & Services 13,631,322 – – 13,631,322
IT Services 2,996,581 – – 2,996,581
Life Sciences Tools & Services 3,044,353 – – 3,044,353
Machinery 4,698,213 5,369,575 – 10,067,788
Multi-Utilities 1,450,112 – – 1,450,112
Oil, Gas & Consumable Fuels 5,410,438 2,859,341 – 8,269,779
Personal Care Products – 3,157,599 – 3,157,599
Pharmaceuticals 6,416,227 6,658,785 – 13,075,012
Semiconductors & Semiconductor
Equipment 29,641,550 4,718,255 – 34,359,805
Software 27,562,244 – – 27,562,244
Specialty Retail 3,678,955 – – 3,678,955
Wireless Telecommunication Services 3,510,776 – – 3,510,776
Total $ 180,080,648 $ 59,003,205 $ – $ 239,083,853

60 - Notes to Financial Statements - October 31, 2025 - International Funds
International Small Cap
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 3,227,239 $ – $ 3,227,239
Air Freight & Logistics – 1,518,596 – 1,518,596
Automobile Components 713,354 2,732,183 – 3,445,537
Banks 1,750,307 19,887,176 – 21,637,483
Beverages – 1,405,349 – 1,405,349
Biotechnology 4,727,083 942,642 – 5,669,725
Broadline Retail – 2,261,545 – 2,261,545
Building Products – 3,099,064 – 3,099,064
Capital Markets – 3,267,268 – 3,267,268
Chemicals 312,061 10,086,029 – 10,398,090
Construction & Engineering – 2,455,787 – 2,455,787
Construction Materials – 3,626,441 – 3,626,441
Consumer Finance – 954,061 – 954,061
Consumer Staples Distribution & Retail – 1,760,906 – 1,760,906
Containers & Packaging – 1,741,300 – 1,741,300
Distributors – 2,393,098 – 2,393,098
Diversified REITs – 4,584,033 – 4,584,033
Diversified Telecommunication Services – 3,312,186 – 3,312,186
Electric Utilities – 4,263,560 – 4,263,560
Electrical Equipment – 463,806 – 463,806
Electronic Equipment, Instruments &
Components – 10,259,492 – 10,259,492
Energy Equipment & Services – 1,330,784 – 1,330,784
Entertainment 1,464,454 – – 1,464,454
Financial Services – 5,639,235 – 5,639,235
Food Products – 2,192,887 – 2,192,887
Gas Utilities – 4,197,053 – 4,197,053
Ground Transportation 2,017,068 1,953,894 – 3,970,962
Health Care Equipment & Supplies – 1,420,176 – 1,420,176
Health Care Providers & Services 234,823 – – 234,823
Health Care REITs – 258,173 – 258,173
Health Care Technology – 1,343,950 – 1,343,950
Hotels, Restaurants & Leisure 660,000 5,202,922 – 5,862,922
Household Durables – 3,354,948 – 3,354,948
Insurance – 4,668,316 – 4,668,316
IT Services – 3,858,530 – 3,858,530
Leisure Products – 3,908,787 – 3,908,787
Life Sciences Tools & Services – 1,811,708 – 1,811,708
Machinery – 20,404,223 – 20,404,223
Media – 1,979,221 – 1,979,221
Metals & Mining 7,622,775 6,976,662 – 14,599,437
Office REITs – 1,109,589 – 1,109,589
Oil, Gas & Consumable Fuels 2,744,181 2,333,411 – 5,077,592
Passenger Airlines – 2,058,929 – 2,058,929
Personal Care Products 950,748 440,573 – 1,391,321
Pharmaceuticals 1,494,795 5,063,039 – 6,557,834
Professional Services 2,547,389 7,403,594 – 9,950,983
Real Estate Management & Development – 12,273,194 – 12,273,194
Residential REITs – 678,074 – 678,074
Retail REITs – 4,244,631 – 4,244,631
Semiconductors & Semiconductor
Equipment 6,067,705 6,668,182 – 12,735,887
Software 7,835,293 1,096,506 – 8,931,799
Specialized REITs – 1,082,518 – 1,082,518
Specialty Retail – 10,048,770 – 10,048,770
Textiles, Apparel & Luxury Goods 578,374 1,255,992 – 1,834,366
Trading Companies & Distributors – 611,722 – 611,722
Transportation Infrastructure 817,129 686,288 – 1,503,417

International Funds - October 31, 2025 - Notes to Financial Statements - 61
Level 1 Level 2 Level 3 Total
Assets:
Water Utilities $ – $ 856,901 $ – $ 856,901
Wireless Telecommunication Services 1,718,962 – – 1,718,962
Total Common Stocks $ 44,256,501 $ 212,655,143 $ – $ 256,911,644
Exchange Traded Fund 1,582,196 – – 1,582,196
Repurchase Agreements – 13,760,006 – 13,760,006
Total $ 45,838,697 $ 226,415,149 $ – $ 272,253,846
Strategic Income
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 229,173,686 $ – $ 229,173,686
Collateralized Mortgage Obligations – 172,441,953 – 172,441,953
Commercial Mortgage-Backed Securities – 38,881,333 – 38,881,333
Common Stocks – – 347,213 347,213
Convertible Bond – 572,646 – 572,646
Corporate Bonds
Aerospace & Defense – 9,732,895 – 9,732,895
Automobiles – 24,600,280 – 24,600,280
Banks – 162,466,249 – 162,466,249
Capital Markets – 46,633,066 – 46,633,066
Chemicals – 12,518,493 – 12,518,493
Commercial Services & Supplies – 14,972,877 – 14,972,877
Consumer Finance – 55,212,302 – 55,212,302
Containers & Packaging – 4,825,025 – 4,825,025
Diversified REITs – 8,432,211 – 8,432,211
Diversified Telecommunication Services – 16,670,967 – 16,670,967
Electric Utilities – 12,062,578 – 12,062,578
Energy Equipment & Services – 12,303,904 – 12,303,904
Financial Services – 31,142,892 – 31,142,892
Food Products – 20,679,648 – 20,679,648
Health Care Providers & Services – 19,311,673 – 19,311,673
Health Care REITs – 2,819,275 – 2,819,275
Hotels, Restaurants & Leisure – 28,667,546 – 28,667,546
Independent Power and Renewable
Electricity Producers – 7,275,868 – 7,275,868
Insurance – 139,852,540 – 139,852,540
Interactive Media & Services – 8,818,399 – 8,818,399
IT Services – 9,694,891 – 9,694,891
Marine Transportation – 5,629,787 – 5,629,787
Media – 3,396,830 – 3,396,830
Metals & Mining – 14,611,336 – 14,611,336
Mortgage Real Estate Investment Trusts
(REITs) – 11,431,001 – 11,431,001
Multi-Utilities – 6,303,983 – 6,303,983
Office REITs – 2,851,351 – 2,851,351
Oil, Gas & Consumable Fuels – 108,364,105 – 108,364,105
Passenger Airlines – 22,848,124 – 22,848,124
Pharmaceuticals – 10,347,344 – 10,347,344
Semiconductors & Semiconductor
Equipment – 5,298,681 – 5,298,681
Specialty Retail – 5,926,542 – 5,926,542
Wireless Telecommunication Services – 330,956 – 330,956
Total Corporate Bonds $ – $ 846,033,619 $ – $ 846,033,619
Foreign Government Securities – 55,212,914 – 55,212,914
Forward Foreign Currency Contracts – 549,987 – 549,987
Loan Participations – 27,208,658 – 27,208,658
Repurchase Agreements – 157,368,149 – 157,368,149
Short-Term Investments – 41,135,538 – 41,135,538

62 - Notes to Financial Statements - October 31, 2025 - International Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of October 31, 2025, the Funds did not have overdrawn balances.
Level 1 Level 2 Level 3 Total
Assets:
Supranational $ – $ 10,905,643 $ – $ 10,905,643
Warrants 11,081 – – 11,081
Total Assets $ 11,081 $ 1,579,484,126 $ 347,213 $ 1,579,842,420
Liabilities:
Credit Default Swaps† $ – $ (1,274,344) $ – $ (1,274,344)
Futures Contracts# (5,093,653) – – (5,093,653)
Total Liabilities $ (5,093,653) $ (1,274,344) $ – $ (6,367,997)
Total $ (5,082,572) $ 1,578,209,782 $ 347,213 $ 1,573,474,423
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
As of October 31, 2025, Global Sustainable Equity held one common stock investment that was categorized as a Level 3 investment which was valued at $0.
As of October 31, 2025, Strategic Income held one corporate bond investment that was categorized as a Level 3 investment which was valued at $0.
Strategic Income
Common
Stocks Total
Balance as of 10/31/2024 $ 421,940 $ 421,940
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Distributions — —
Purchases
*
34,310 34,310
Sales — —
Change in Unrealized Appreciation/Depreciation (109,037) (109,037)
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 10/31/2025 $ 347,213 $ 347,213
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 10/31/2025 ** $ (109,037) $ (109,037)
* Purchases include all purchases of securities and securities received in corporate actions.
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

International Funds - October 31, 2025 - Notes to Financial Statements - 63
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' written options contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value," in a table in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written," as applicable.

64 - Notes to Financial Statements - October 31, 2025 - International Funds
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.
As of October 31, 2025, the Funds had no open option contracts.
(e) Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the initiation period are included in the Statements of Assets and Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, as applicable.
These upfront premiums are amortized and accreted daily and are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a
Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, a
Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an

International Funds - October 31, 2025 - Notes to Financial Statements - 65
equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of October 31, 2025 are disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
Interest Rate Swap Contracts — Certain Funds entered into interest rate swap contracts to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The Funds have segregated liquid assets to cover their obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); a Fund will realize a gain or loss upon the payment or receipt of accrued interest. A Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to a Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, a Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of a Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(f) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward

66 - Notes to Financial Statements - October 31, 2025 - International Funds
foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
(g) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.

International Funds - October 31, 2025 - Notes to Financial Statements - 67
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of October 31, 2025:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of October 31, 2025:
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended October 31, 2025:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended October 31, 2025:
Strategic Income
Assets: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 549,987
Total $ 549,987
Liabilities:
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ (1,274,344)
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts (5,093,653)
Total $ (6,367,997)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
Strategic Income
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ (9,991,826)
Forward Foreign Currency Contracts
Currency risk (4,051,955)
Futures Contracts
Interest rate risk 889,273
Total $ (13,154,508)
Strategic Income
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ (797,406)
Forward Foreign Currency Contracts
Currency risk 549,818
Futures Contracts
Interest rate risk (12,309,929)
Total $ (12,557,517)

68 - Notes to Financial Statements - October 31, 2025 - International Funds
The following is a summary of the Funds' average volume of derivative instruments held for the year ended October 31, 2025:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of October 31, 2025, certain Funds may have entered into futures contracts, centrally cleared swaps and forward foreign currency contracts. The futures contract agreement and centrally cleared swaps agreements do not provide for netting arrangements
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar arrangements as of October 31, 2025:
(h) Unfunded Commitments
Each Fund may enter into commitments to buy and sell investments including commitments to buy Loan Participations to settle on future dates as part of its normal investment activities. Commitments are generally traded and priced as part of a related Loan
Participations. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.
Strategic Income
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 216,508,866
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 306,768
Average Settlement Value Sold $ 30,792,915
Futures Contracts:
Average Notional Balance Long $ 24,310,177
Average Notional Balance Short $ 410,695,542
Strategic Income
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
Goldman Sachs
International
Forward Foreign
Currency Contracts $ 3,059 $ — $ — $ 3,059
Morgan Stanley Co.,
Inc.
Forward Foreign
Currency Contracts 546,928 — (358,301) 188,627
Total $ 549,987 $ – $ (358,301) $ 191,686

International Funds - October 31, 2025 - Notes to Financial Statements - 69
As of October 31, 2025, the Funds did not have unfunded loan commitments.
(i) Securities Lending
During the year ended October 31, 2025, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending (net of fees)”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of October 31, 2025, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of October 31, 2025, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
International Equities $ 16,409,383
International Small Cap 13,760,006
Strategic Income 157,368,149

70 - Notes to Financial Statements - October 31, 2025 - International Funds
(j) Joint Repurchase Agreements
During the year ended October 31, 2025, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of October 31, 2025, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of October 31, 2025, the joint repos on a gross basis were as follows:
CF Secured, LLC, 4.13%, dated 10/31/2025, due 11/3/2025, repurchase price $300,103,250, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 4.88%, maturing 11/30/2025 - 2/15/2055; total market value $306,105,316.
Deutsche Bank Securities, Inc., 4.14%, dated 10/31/2025, due 11/3/2025, repurchase price $197,933,495, collateralized by U.S. Government Treasury Securities, ranging from 3.63% - 5.38%, maturing 2/15/2031 - 2/15/2044; total market value
$201,822,589.
Marex Capital Markets, Inc., 4.24%, dated 10/31/2025, due 11/3/2025, repurchase price $174,061,480, collateralized by U.S.
Government Treasury Securities, ranging from 0.00% - 4.75%, maturing 11/4/2025 - 2/15/2055; total market value $177,542,711.
Santander US Capital Markets, 4.16%, dated 10/31/2025, due 11/3/2025, repurchase price $51,017,680, collateralized by
U.S. Government Treasury Securities, ranging from 0.00% - 4.63%, maturing 11/4/2025 - 10/31/2032; total market value
$52,038,036.
Santander US Capital Markets, 4.17%, dated 10/31/2025, due 11/3/2025, repurchase price $100,034,750, collateralized by U.S.
Government Agency Securities, ranging from 0.01% - 5.15%, maturing 7/25/2036-11/25/2055; total market value $102,035,445.
International Equities
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 15,409,383 $ – $ 15,409,383 $ (15,409,383) $ –
Marex Capital
Markets, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Total $ 16,409,383 $ – $ 16,409,383 $ (16,409,383) $ –

International Funds - October 31, 2025 - Notes to Financial Statements - 71
(k) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s
Statement of Operations.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a
International Small Cap
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,760,006 $ – $ 1,760,006 $ (1,760,006) $ –
Santander US Capital
Markets 3,000,000 – 3,000,000 (3,000,000) –
Santander US Capital
Markets 9,000,000 – 9,000,000 (9,000,000) –
Total $ 13,760,006 $ – $ 13,760,006 $ (13,760,006) $ –
Strategic Income
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 38,748,391 $ – $ 38,748,391 $ (38,748,391) $ –
Deutsche Bank
Securities, Inc. 119,758 – 119,758 (119,758) –
Marex Capital
Markets, Inc. 30,000,000 – 30,000,000 (30,000,000) –
Santander US Capital
Markets 43,000,000 – 43,000,000 (43,000,000) –
Santander US Capital
Markets 45,500,000 – 45,500,000 (45,500,000) –
Total $ 157,368,149 $ – $ 157,368,149 $ (157,368,149) $ –
* As of October 31, 2025, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

72 - Notes to Financial Statements - October 31, 2025 - International Funds
foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(l) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid monthly for Strategic Income, and are declared and paid quarterly for International Equities, Global Sustainable Equity, and International Small Cap. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Each Fund may use earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of October 31, 2025 are primarily attributable to treatment of notional principal contracts, amortization, investments in passive foreign investment companies ("PFICs"), foreign currency gain/loss, and tax equalization. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of October 31, 2025 may primarily be attributable to treatment of notional principal contracts, mark-to-market adjustments on futures, investments in perpetual bonds, investments in PFICs, treatment of corporate actions, amortization, outstanding straddle loss deferrals, and outstanding wash sale loss deferrals. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended October 31, 2025 were as follows:
(m) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be
Fund Capital
Total
Distributable
Earnings (Loss)
International Equities $ – $ –
Global Sustainable Equity – –
International Small Cap 1,266,374 (1,266,374)
Strategic Income 135,953 (135,953)

International Funds - October 31, 2025 - Notes to Financial Statements - 73
sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(n) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(o) European Union (“EU”) Reclaims
As a result of several court cases, certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, EU reclaim amounts are generally not reflected in the financial statements until payments are received by the Fund or NFA believes it is more likely than not that amounts for a certain country will be received. For U.S. income tax purposes, when EU reclaims are received by the Fund and the
Fund previously passed foreign tax credit on to its shareholders, the Fund may enter into a closing agreement with the Internal
Revenue Service ("IRS") in order to pay the associated tax liability on behalf of the Fund’s shareholders. Income recognized for
EU reclaims is reflected as European Union tax reclaims in the Statements of Operations. Any fees associated with these filings are reflected as European Union tax reclaim fees in the Statements of Operations.
(p) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of October 31, 2025, the subadviser for each Fund is as follows:
Fund Subadviser
International Equities Bailard, Inc.
Global Sustainable Equity UBS Asset Management (Americas) Inc.
International Small Cap Wellington Management Compnay LLP
Strategic Income Pioneer Investments(a)
(a) Formerly known as Amundi Asset Management US, Inc.

74 - Notes to Financial Statements - October 31, 2025 - International Funds
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended October 31, 2025, the Funds paid investment advisory fees to NFA according to the following schedule.
For the year ended October 31, 2025, the effective advisory fee rates before and after expense reimbursements, due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by a Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until at least February 28, 2027.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
Fund Fee Schedule
Advisory Fee
(annual rate)
International Equities Up to $1 billion 0.75%
$1 billion and more 0.70%
Global Sustainable Equity Up to $250 million 0.65%
$250 million up to $500 million 0.60%
$500 million up to $1 billion 0.58%
$1 billion and more 0.55%
International Small Cap Up to $500 million 0.95%
$500 million up to $1 billion 0.925%
$1 billion and more 0.90%
Strategic Income Up to $500 million 0.55%
$500 million and more 0.50%
Fund
Effective Advisory Fee
Rate Before Expense
Reimbursements
Effective Advisory Fee
Rate After Expense
Reimbursements
International Equities 0.75% 0.75%
Global Sustainable Equity 0.65 0.65
International Small Cap 0.95 0.75
Strategic Income 0.52 0.42
Fund Classes
Amount
(annual rate)
International Equities All Classes 1.10%
Global Sustainable Equity All Classes 0.80
International Small Cap All Classes 0.89
Strategic Income All Classes 0.49

International Funds - October 31, 2025 - Notes to Financial Statements - 75
As of October 31, 2025, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
Pursuant to the Expense Limitation Agreement, during the year ended October 31, 2025, certain Funds reimbursed NFA in the following amounts:
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended October 31, 2025, NFM earned an aggregate of $659,472 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
October 31, 2025, the Funds’ aggregate portion of such costs amounted to $7,122.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to
$20 per customer per year.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as follows:
0.25% of the average daily net assets of Class A shares of each Fund (distribution or service fee)
Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds' Class A sales charges
Fund
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount
Fiscal Year 2025
Amount Total
International Equities $ — $ — $ — $ —
Global Sustainable Equity 9,593 — — 9,593
International Small Cap 797,311 761,946 538,844 2,098,101
Strategic Income 326,718 628,843 1,103,634 2,059,195
Fund Amount
Global Sustainable Equity
$ 66,100
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

76 - Notes to Financial Statements - October 31, 2025 - International Funds
range from 0.00% to 5.75% based on the amount purchased. During the year ended October 31, 2025, the Funds imposed aggregate front-end sales charges of $188,730. From these fees, NFD retained a portion amounting to $20,263.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on
Class A shares for certain redemptions made within 18 months of purchase. Applicable Class A CDSCs are 1.00% for International
Equities, Global Sustainable Equity, and International Small Cap. Applicable Class A CDSCs are 0.75% for Strategic Income.
During the year ended October 31, 2025, the Funds did not impose CDSCs.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class A and Institutional Service Class shares of each Fund.
For the year ended October 31, 2025, the effective rates for administrative services fees were as follows:
For the year ended October 31, 2025, each Fund’s total administrative services fees were as follows:
As of October 31, 2025, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated in the following table.
4. Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrued interest at the Federal Funds Rate plus the applicable margin. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 1, 2026. During the year ended October 31, 2025, the Funds had no borrowings under the line of credit.
Fund Class A
Institutional
Service Class
International Equities 0.05% 0.11%
Global Sustainable Equity 0.07 0.25
International Small Cap 0.06 0.12
Strategic Income 0.16 0.12
Fund Amount
International Equities $ 7,831
Global Sustainable Equity 463,524
International Small Cap 108,357
Strategic Income 1,150,961
Fund
% of Shares
Outstanding
Owned
International Equities — %
Global Sustainable Equity 73.00
International Small Cap 0.34
Strategic Income 6.84

International Funds - October 31, 2025 - Notes to Financial Statements - 77
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended October 31, 2025, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the year ended October 31, 2025, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Country or sector
If the Fund emphasizes one or more countries or economic sectors, it will be more susceptible to the financial, market or economic events affecting the particular issuers in which it invests than funds that do not emphasize particular countries or sectors.
(b) Risks Associated with Credit and Emerging Markets
Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.
(c) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(d) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which
Fund Purchases
*
Sales
*
International Equities $ 104,127,557 $ 90,502,673
Global Sustainable Equity 92,651,027 118,305,983
International Small Cap 349,208,420 446,032,969
Strategic Income 3,740,483,605 3,113,994,523
* Includes purchases and sales of long-term U.S. Government securities, if any.

78 - Notes to Financial Statements - October 31, 2025 - International Funds
will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

International Funds - October 31, 2025 - Notes to Financial Statements - 79
(e) Risks Associated with Bank Loans
The bank loans in which the Funds invest are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the Funds, to increased credit risk.
(f) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(g) Risks Associated with Low Quality/High Yield Securities
Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax
Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.

80 - Notes to Financial Statements - October 31, 2025 - International Funds
9. Other
As of October 31, 2025, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
10. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the year ended October 31, 2025, the Funds recaptured the following amounts of brokerage commissions:
11. Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2025 was as follows:
The tax character of distributions paid during the year ended October 31, 2024 was as follows:
Fund % of Shares
Number of
Accounts
International Equities 86.49% 1
Global Sustainable Equity 75.48 3(a)
International Small Cap 58.32 2
Strategic Income 69.71 4
(a) All or a portion of the accounts are the accounts of affiliated funds.
Fund Amount
International Small Cap $ 318
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
International Equities $ 7,285,683 $ – $ 7,285,683 $ – $ 7,285,683
Global Sustainable Equity 4,705,216 10,959,589 15,664,805 – 15,664,805
International Small Cap 22,993,662 – 22,993,662 – 22,993,662
Strategic Income 52,763,501 – 52,763,501 – 52,763,501
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
International Equities $ 5,515,747 $ – $ 5,515,747 $ – $ 5,515,747
Global Sustainable Equity 979,060 – 979,060 – 979,060
International Small Cap 15,261,812 – 15,261,812 – 15,261,812
Strategic Income 22,437,086 – 22,437,086 – 22,437,086
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

International Funds - October 31, 2025 - Notes to Financial Statements - 81
As of October 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of October 31, 2025, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of October 31, 2025, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of October 31, 2025.
During the year ended October 31, 2025, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the following amounts.
12. Subsequent Events
On September 10, 2025, the Board of Trustees approved the termination of UBS Asset Management (Americas) LLC as subadviser of Nationwide Global Sustainable Equity Fund and approved the appointment of Schroder Investment Management North America
Inc. to subadvise Nationwide Global Sustainable Equity Fund. The change will be effective on November 14, 2025 (the “Effective
Date”). As of the Effective Date, Nationwide Global Sustainable Equity Fund will be renamed "Nationwide Schroders Global Equity
Fund".
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Other Gains
and Losses
Distributions
Payable
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)*
Total
Accumulated
Earnings
(Deficit)
International Equities $ 3,685,908 $ 13,774,969 $ 17,460,877 $ – $ – $ – 72,099,863 89,560,740
Global Sustainable Equity 8,420,929 17,068,764 25,489,693 – – – 66,898,898 92,388,591
International Small Cap 11,097,251 16,173,769 27,271,020 – – – 35,734,599 63,005,619
Strategic Income 8,124,425 – 8,124,425 1,528,283 – (7,498,705) 25,069,006 27,223,009
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
International Equities $ 200,664,593 $ 74,832,339 $ (2,759,507) $ 72,072,832
Global Sustainable Equity 172,190,448 70,811,237 (3,917,832) 66,893,405
International Small Cap 236,536,540 43,257,796 (7,540,490) 35,717,306
Strategic Income 1,523,928,723 37,031,452 (9,686,100) 27,345,352
Fund Amount
Strategic Income $ (7,498,705)
Fund Utilized
International Equities $ 982,691
International Small Cap 16,869,882

82 - Report of Independent Registered Public Accounting Firm - October 31, 2025 - International Funds
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide Bailard International Equities
Fund, Nationwide Schroders Global Equity Fund (formerly Nationwide Global Sustainable Equity Fund), Nationwide
International Small Cap Fund and Nationwide Strategic Income Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Nationwide
Bailard International Equities Fund, Nationwide Global Sustainable Equity Fund, Nationwide International Small Cap Fund and
Nationwide Strategic Income Fund (four of the funds constituting Nationwide Mutual Funds, hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October
31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended
October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, agent banks, issuer and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.

International Funds - October 31, 2025 (Unaudited) - Supplemental Information - 83
Other Federal Tax Information
For the year ended October 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2025 Form 1099-DIV.
For the taxable year ended October 31, 2025, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of October 31, 2025, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
October 31, 2025, the foreign tax credit for each Fund was as follows:
Fund
Dividends Received
Deduction
International Equities 0.09%
Global Sustainable Equity 23.99
International Small Cap –
Strategic Income –
Fund Amount
International Equities $ –
Global Sustainable Equity 10,959,589
International Small Cap 1,266,374
Strategic Income –
Fund Amount Per Share
International Equities $ 5,618,043 $ 0.2551
Global Sustainable Equity – –
International Small Cap 6,578,039 0.3003
Strategic Income – –
Fund Amount Per Share
International Equities $ 359,592 $ 0.0163
Global Sustainable Equity – –
International Small Cap 485,119 0.0221
Strategic Income – –

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-INT (12-25)
Call 800-848-0920 to request a paper copy of a summary prospectus, statutory prospectus, Statement of Additional Information
(SAI), or shareholder report. You may also download these documents at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nmffunds/index.html
These documents outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
Distributor
Nationwide Funds are distributed by Nationwide Fund Distributors, LLC (NFD), Member FINRA, Columbus, OH. Nationwide
Life Insurance Company, Nationwide Life and Annuity Company, Nationwide Investment Services Corporation and Nationwide
Fund Distributors are separate but affiliated companies. NFD is not affiliated with any subadviser contracted by Nationwide Fund
Advisors, except for Nationwide Asset Management, LLC.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company .
© 2025 Nationwide

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Replacement of Insight North America LLC
by Invesco Advisers, Inc
 for Nationwide Invesco Core Plus Bond Fund
(formerly known as the Nationwide BNY Mellon Core Plus Bond Fund)

Initial Approval of Sub advisory Agreement
Summary of Factors Considered by the Board

At a May 6, 2025 special meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, on behalf of the Nationwide Invesco Core Plus Bond Fund (formerly known as the Nationwide BNY Mellon Core Plus Bond Fund) (the “Fund”), the appointment of Invesco Advisers, Inc (“Invesco”) as sub adviser to the Fund pursuant to a new sub advisory agreement (the “Sub advisory Agreement”).  Invesco replaced Insight North America LLC (“Insight”), the previous sub adviser to the Fund.  The Board was provided with detailed materials relating to Invesco in advance of the meeting.  The Independent Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Sub advisory Agreement.  The material factors and conclusions that formed the basis for the Board’s approval are discussed below.

In making its determinations, the Board took into account information provided to it by Nationwide Fund Advisors (“NFA”) as to the services to be provided by Invesco under the Sub advisory Agreement, including information relating to Invesco’s investment strategy and process for the Fund.  The Board also considered information provided to it regarding the experience of the investment personnel of Invesco who would be managing the Fund.

The Board considered information concerning the past performance record of Invesco in managing the investment strategy it intended to use in managing the Fund’s assets.

The Board considered the sub advisory fee rate that NFA would pay to Invesco with respect to the Fund.  The Board considered that the sub advisory fee proposed to be paid to Invesco was anticipated to result in an overall lower effective sub advisory fee rate to be paid by NFA with respect to the Fund.  The Board considered that NFA agreed to share approximately 50% of the reduction in sub advisory fees with the Fund’s shareholders by reducing the Fund’s fee cap.

The Board considered the profitability information provided regarding NFA’s expected profitability from the Advisory Agreement.

The Board considered that the non compensatory terms of the Sub advisory Agreement are substantially similar in all material respects to the terms of the sub advisory agreements that the Trust currently has in place for other series of the Trust.

Based on these and other considerations, none of which were individually determinative of the outcome, and after discussion and consideration among the Trustees, and with NFA, Trust counsel, and independent legal counsel, the Board, including all of the Independent Trustees voting separately, unanimously approved the Sub advisory Agreement with Invesco.

Replacement of Wellington Management Company LLP
by J.P. Morgan Investment Management Inc.
for Nationwide Fund

Initial Approval of Sub-advisory Agreement
Summary of Factors Considered by the Board

At the June 9-10, 2025 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, on behalf of the Nationwide Fund (the “Fund”), the appointment of J.P. Morgan Investment Management Inc. (“JPMorgan”) as sub-adviser to the Fund pursuant to a new sub-advisory agreement (the “Sub-advisory Agreement”).  JPMorgan replaced Wellington Management Company LLP (“Wellington”), the previous sub-adviser to the Fund.  The Board was provided with detailed materials relating to JPMorgan in advance of the meeting.  The Independent Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Sub advisory Agreement.

In making its determinations, the Board took into account information provided to it by Nationwide Fund Advisors (“NFA”) as to the services to be provided by JPMorgan under the Sub advisory Agreement, including information relating to JPMorgan’s investment strategy and process for the Fund.  The Board also considered information provided to it regarding the experience of the investment personnel of JPMorgan who would be managing the  Fund.  The Board considered information concerning the past performance record of JPMorgan in managing the investment strategy it intended to use in managing the Fund’s assets.

The Board considered the sub-advisory fee rate that NFA would pay to JPMorgan with respect to the Fund.  The Board noted that although the sub-advisory fee rate for JPMorgan begins at a higher rate compared to that of Wellington, through the operation of steeper reductions at each breakpoint, it results in a similar effective sub-advisory fee rate based on current assets for the Fund. The Board considered that the non-compensatory terms of the Sub-advisory Agreement are substantially similar in all material respects to the terms of the sub-advisory agreements that the Trust currently has in place for other Nationwide Funds.

The Board considered that there would be no impact on the expected profitability of the Fund to NFA following the implementation of the Sub-advisory Agreement. No information was presented to the Board regarding JPMorgan’s expected profitability as a result of the Sub-advisory Agreement

Based on these and other considerations, none of which were individually determinative of the outcome, and after discussion and consideration among the Trustees, and with NFA, Trust counsel, and independent legal counsel, the Board, including all of the Independent Trustees voting separately, unanimously approved the Sub-advisory Agreement for a two-year period commencing from the execution of the Sub-advisory Agreement.

Replacement of UBS Asset Management (Americas) LLC
by Schroder Investment Management North America Inc.
for Nationwide Schroders Global Equity Fund
(formerly known as the Nationwide Global Sustainable Equity Fund)

Initial Approval of Sub-advisory Agreement
Summary of Factors Considered by the Board

At the September 9-10, 2025 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, on behalf of the Nationwide Schroders Global Equity Fund (formerly known as the Nationwide Global Sustainable Equity Fund) (the “Fund”), the appointment of Schroder Investment Management North America Inc. (“Schroders”) as sub-adviser to the Fund pursuant to a new sub-advisory agreement (the “Subadvisory Agreement”). Schroders replaced UBS Asset Management (Americas) LLC (“UBS”), the previous sub-adviser to the Fund. The Board was provided with detailed materials relating to Schroders in advance of the meeting. The Independent Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Sub-advisory Agreement.

In making its determinations, the Board took into account information provided to it by Nationwide Fund Advisors (“NFA”) as to the services to be provided by Schroders under the Sub-advisory Agreement, including information relating to Schroders’s investment strategy and process for the Fund. The Board also considered information provided to it regarding the experience of the investment personnel of Schroders who would be managing the Fund. The Board considered information concerning the performance record of Schroders in managing the investment strategy intended to be used in managing the Fund’s assets.

The Board considered the sub-advisory fee rate that NFA would pay to Schroders with respect to the Fund. The Board noted that the sub-advisory fee rate schedule would be less than that of UBS, resulting in savings which NFA will share with the Fund’s shareholders by lowering the Fund’s expense cap. The Board considered that the non-compensatory terms of the Sub-advisory Agreement are substantially similar in all material respects to the terms of the sub-advisory agreements that the Trust currently has in place for other Nationwide Funds.

The Board considered the effect on NFA’s profitability of appointing Schroders as subadviser. No information was presented to the Board regarding Schroders’s expected profitability as a result of the Sub-advisory Agreement.

Based on these and other considerations, none of which were individually determinative of the outcome, and after discussion and consideration among the Trustees, and with NFA, Trust counsel, and independent legal counsel, the Board, including all of the Independent Trustees voting separately, unanimously approved the Sub-advisory Agreement for a two-year period commencing from the execution of the Sub-advisory Agreement.

Nationwide Large Cap Equity Portfolio
Initial Approval of Advisory and Sub-advisory Agreements

Summary of Factors Considered by the Board

At the June 9-10, 2025  meeting of the Board of Trustees, the Board, including the Independent Trustees, considered and unanimously approved, on behalf of the Nationwide Large Cap Equity Portfolio (the “Fund”), the appointment of Nationwide Fund Advisors (“NFA”) as investment adviser to the Fund pursuant to an investment advisory agreement and the appointment of Los Angeles Capital Management LLC (“LA Capital”) as sub-adviser to the Fund pursuant to a sub-advisory agreement (each, an “Advisory Agreement,” and together, the “Advisory Agreements”).  The Board was provided with materials relating to the Fund, NFA, and LA Capital in advance of the meeting.  Before approving the Advisory Agreements, the Independent Trustees met in executive session with their independent legal counsel to discuss information relating to the Advisory Agreements.

In making their determinations, the Trustees took into account information provided to them as to the services to be provided by NFA and LA Capital under the Advisory Agreements, including information relating to LA Capital’s investment approach for the Fund.  The Board also considered the experience of the portfolio managers at LA Capital that are expected to manage the Fund.  The Board considered information concerning the past performance record of LA Capital in managing the investment strategy it intended to use in managing the Fund’s assets.

The Board considered the advisory fees that NFA proposed for the Fund and the sub-advisory fees proposed to be paid by NFA to LA Capital.  The Board considered information provided to it by NFA regarding the category of peer funds to which NFA expects the Fund to be assigned by the Lipper organization. The Board considered that, relative to that category of peer funds for their most recently completed fiscal years, the proposed management fee rate (including sub-advisory fees) would have placed in the first quintile.

The Board considered that the non-compensatory terms of the proposed Advisory Agreements are substantially similar in all material respects to the terms of advisory and sub-advisory agreements that the Trust currently has in place for other series of the Nationwide Mutual Funds.

The Trustees considered whether the Fund may benefit from economies of scale realized by NFA in the event of growth in the Fund’s assets. The Board noted that the advisory fee rate schedule for the Fund is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate if the Fund’s assets increase over certain thresholds.
The Board considered the estimated profitability of the Fund to NFA. No information was presented to the Board regarding LA Capital’s expected profitability from the Advisory Agreements.

Based on these and other considerations, none of which were individually determinative of the outcome, and after discussion and consideration among the Trustees, and with NFA, Trust counsel, and independent legal counsel, the Board, including all of the Independent Trustees, voting separately, unanimously approved the Advisory Agreements for a two-year period commencing from the execution of the Advisory Agreements.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

16(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures, as most-recently amended and restated as of June 10, 2025 are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i) accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

16(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

19(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

coe

19(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

section302

19(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                           NATIONWIDE MUTUAL FUNDS

By (Signature and Title)*                   ____/s/ David Majewski ____
Name:    David Majewski
Title:      Principal Financial Officer
Date:      December 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)                                        NATIONWIDE MUTUAL FUNDS

By (Signature and Title)*                   ____/s/ Joseph N. Aniano ___
Name:    Joseph N. Aniano
Title:      Principal Executive Officer
Date:      December 23, 2025

By (Signature and Title)*                   ____/s/ David Majewski ____
Name:    David Majewski
Title:      Principal Financial Officer
Date:      December 23, 2025

* Print the name and title of each signing officer under his or her signature.